UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21114

ProShares Trust
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD			20814
(Address of principal executive offices)			(Zip code)

ProShare Advisors LLC 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2013

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

SEMIANNUAL REPORT

NOVEMBER 30, 2013

COBO  USD Covered Bond

GGOV  German Sovereign/Sub-Sovereign ETF

HYHG  High Yield–Interest Rate Hedged

IGHG  Investment Grade–Interest Rate Hedged

EMSH  Short Term USD Emerging Markets Bond ETF

PEX  Global Listed Private Equity ETF

HDG  Hedge Replication ETF

CSM  Large Cap Core Plus

MRGR  Merger ETF

RALS  RAFI® Long/Short

NOBL  S&P 500 Aristocrats ETF

RINF  30 Year TIPS/TSY Spread

FINF  Short 30 Year TIPS/TSY Spread

UINF  UltraPro 10 Year TIPS/TSY Spread

SINF  UltraPro Short 10 Year TIPS/TSY Spread

Geared

Short MarketCap

SH  Short S&P500®

PSQ  Short QQQ®

DOG  Short Dow30SM

MYY  Short MidCap400

RWM  Short Russell2000

SBB  Short SmallCap600

TWQ  UltraShort Russell3000

SDS  UltraShort S&P500®

QID  UltraShort QQQ®

DXD  UltraShort Dow30SM

MZZ  UltraShort MidCap400

TWM  UltraShort Russell2000

SDD  UltraShort SmallCap600

SPXU  UltraPro Short S&P500®

SQQQ  UltraPro Short QQQ®

SDOW  UltraPro Short Dow30SM

SMDD  UltraPro Short MidCap400

SRTY  UltraPro Short Russell2000

Short Style

SJF  UltraShort Russell1000 Value

SFK  UltraShort Russell1000 Growth

SJL  UltraShort Russell MidCap Value

SDK  UltraShort Russell MidCap Growth

SJH  UltraShort Russell2000 Value

SKK  UltraShort Russell2000 Growth

Short Sector

SBM  Short Basic Materials

SEF  Short Financials

DDG  Short Oil & Gas

REK  Short Real Estate

KRS  Short KBW Regional Banking

SMN  UltraShort Basic Materials

BIS  UltraShort Nasdaq Biotechnology

SZK  UltraShort Consumer Goods

SCC  UltraShort Consumer Services

SKF  UltraShort Financials

RXD  UltraShort Health Care

SIJ  UltraShort Industrials

DUG  UltraShort Oil & Gas

SRS  UltraShort Real Estate

SSG  UltraShort Semiconductors

REW  UltraShort Technology

TLL  UltraShort Telecommunications

SDP  UltraShort Utilities

FINZ  UltraPro Short Financials

Short International

EFZ  Short MSCI EAFE

EUM  Short MSCI Emerging Markets

YXI  Short FTSE China 25

EFU  UltraShort MSCI EAFE

EEV  UltraShort MSCI Emerging Markets

EPV  UltraShort FTSE Europe

JPX  UltraShort MSCI Pacific ex-Japan

BZQ  UltraShort MSCI Brazil Capped

FXP  UltraShort FTSE China 25

EWV  UltraShort MSCI Japan

SMK  UltraShort MSCI Mexico Capped IMI

Short Fixed Income

TBX  Short 7-10 Year Treasury

TBF  Short 20+ Year Treasury

SJB  Short High Yield

IGS  Short Investment Grade Corporate

TBZ  UltraShort 3-7 Year Treasury

PST  UltraShort 7-10 Year Treasury

TBT  UltraShort 20+ Year Treasury

TPS  UltraShort TIPS

TTT  UltraPro Short 20+ Year Treasury

Ultra MarketCap

UWC  Ultra Russell3000

SSO  Ultra S&P500®

QLD  Ultra QQQ®

DDM  Ultra Dow30SM

MVV  Ultra MidCap400

UWM  Ultra Russell2000

SAA  Ultra SmallCap600

UPRO  UltraPro S&P500®

TQQQ  UltraPro QQQ®

UDOW  UltraPro Dow30SM

UMDD  UltraPro MidCap400

URTY  UltraPro Russell2000

Ultra Style

UVG  Ultra Russell1000 Value

UKF  Ultra Russell1000 Growth

UVU  Ultra Russell MidCap Value

UKW  Ultra Russell MidCap Growth

UVT  Ultra Russell2000 Value

UKK  Ultra Russell2000 Growth

Ultra Sector

UYM  Ultra Basic Materials

BIB  Ultra Nasdaq Biotechnology

UGE  Ultra Consumer Goods

UCC  Ultra Consumer Services

UYG  Ultra Financials

RXL  Ultra Health Care

UXI  Ultra Industrials

DIG  Ultra Oil & Gas

URE  Ultra Real Estate

KRU  Ultra KBW Regional Banking

USD  Ultra Semiconductors

ROM  Ultra Technology

LTL  Ultra Telecommunications

UPW  Ultra Utilities

FINU  UltraPro Financials

Ultra International

EFO  Ultra MSCI EAFE

EET  Ultra MSCI Emerging Markets

UPV  Ultra FTSE Europe

UXJ  Ultra MSCI Pacific ex-Japan

UBR  Ultra MSCI Brazil Capped

XPP  Ultra FTSE China 25

EZJ  Ultra MSCI Japan

UMX  Ultra MSCI Mexico Capped IMI

Ultra Fixed Income

UST  Ultra 7-10 Year Treasury

UBT  Ultra 20+ Year Treasury

UJB  Ultra High Yield

IGU  Ultra Investment Grade Corporate

PROSHARES TRUST  Distributor: SEI Investments Distribution Co.

TABLE OF CONTENTS

I	Shareholder Letter
II	Allocation of Portfolio Holdings & Index Composition
XLIV	Expense Examples
1	Schedule of Portfolio Investments
32	Geared ProShares
202	Statements of Assets and Liabilities
224	Statements of Operations
246	Statements of Changes in Net Assets
288	Financial Highlights
349	Notes to Financial Statements
419	Board Approval of Investment Advisory Agreement
422	Federal Tax Information
424	Proxy Voting & Quaterly Portfolio Holdings Information

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DEAR SHAREHOLDER:

I am pleased to present the ProShares Trust Semiannual Report for the six months ended November 30, 2013.

Equity Markets Rally

Equity markets around the globe rallied during the six months ended November 30. U.S. markets posted strong gains, with several indexes reaching record highs. Small cap stocks led the way, rising 16.9%, as measured by the Russell 2000® Index. The S&P 500® rose 11.9%, the Dow® increased 7.7% and the S&P MidCap 400® gained 10.9%. The U.S. economy grew at a healthy 4.1% clip in the third quarter, up from 2.5% in the second quarter. Corporate profits were strong, and key economic indicators improved.

Markets outside the United States also delivered strong results overall. Europe led international markets, with the MSCI Europe Index gaining 14.2%. The MSCI EAFE Index, which reflects developed markets outside North America, rose 12.2%, and the MSCI Japan Index was up 10.2%. Emerging markets were very weak compared to developed markets, with a gain of 2.5%, as measured by the MSCI Emerging Markets Index. European markets are seeing renewed investor interest this year, as many European economies begin to climb out of recession and the outlook for the region improves. Japan continues to benefit from "Abenomics," with the weaker yen contributing to corporate profits in this export-led economy. Emerging markets, on the other hand, suffered significant losses in late spring and early summer, when fears were high that the U.S. Federal Reserve would begin to taper its bond-buying program.

All ten Dow Jones U.S. Industry Indices increased during the period, with consumer services, industrials and health care delivering the strongest returns — 17.6%, 16.1% and 15.6%, respectively. Utilities and telecom were the weakest sector indexes, up 3.3% and 3.8%, respectively.

Fixed Income Markets Wobble

U.S. fixed income markets were mostly down for the six-month period, as investor fears of Fed tapering took hold. The Barclays U.S. Aggregate Bond Index® declined 0.6%, reflecting weakness in investment grade sectors. Treasurys fell sharply, with the Ryan Labs 10 Year Treasury Index down 3.5% and the Ryan Labs 30 Year Treasury Index down 7.7%. Investment grade bonds fared better, with a 0.8% drop, as measured by the Markit iBoxx $ Liquid Investment Grade Index. The high yield market eked out a 2.2% gain, as reflected by the Markit iBoxx $ Liquid High Yield Index.

New ProShares ETFs

The year 2013 has been an important year in our evolution as the leading provider of alternative ETFs. We launched three new ETFs during the period — NOBL, an ETF focused on S&P 500 companies with 25 consecutive years of growing dividends; IGHG, a hedged investment grade bond ETF; and EMSH, a short-term emerging markets bond ETF.

We appreciate the trust you have placed in ProShares by investing in our ETFs, and we look forward to continuing to serve your investing needs.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

PROSHARES.COM :: I

ALLOCATION OF PORTFOLIO HOLDINGS &
INDEX COMPOSITION

II :: NOVEMBER 30, 2013 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares USD Covered Bond (Ticker: COBO)

ProShares USD Covered Bond (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Solactive1 Diversified USD Covered Bond IndexTM (the "Index"). The Index, published by Solactive1, seeks to track the performance of U.S. dollar-denominated "Covered Bonds" that are generally rated "AAA" (or its equivalent). Specifically, the Index aims to include the universe of U.S. dollar-denominated fixed-rate Covered Bonds that conform to the eligibility criteria for the Index.

Market Exposure

Investment Type	% of Net Assets
Covered Bonds	99%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income Holdings

% of Net Assets
Bank of Montreal, 2.85%, due 06/09/15	5.5%
Royal Bank of Canada, 2.00%, due 10/01/18	5.0%
Toronto-Dominion Bank (The), 1.63%, due 09/14/16	5.0%
Nordea Eiendomskreditt AS, 2.13%, due 09/22/16	4.7%
Bank of Scotland PLC, 5.25%, due 02/21/17	4.6%

Solactive1 Diversified
USD Covered Bond
Index – Composition

% of Index
U.S. Dollar-Denominated Covered Bonds	100.0%

1  Solactive is the Index provider for the Fund effective January 17, 2014.

ProShares German Sovereign/Sub-Sovereign ETF (Ticker: GGOV)

ProShares German Sovereign/Sub-Sovereign ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Markit iBoxx EUR Germany Sovereign & Sub-Sovereign Liquid Index (the "Index"). The Index, published by Markit, seeks to track the performance of fixed rate debt securities of the Federal Republic of Germany ("Sovereign") as well as local governments and entities or agencies guaranteed by various German governments ("Sub-Sovereign") issuers.

Market Exposure

Investment Type	% of Net Assets
Fixed-Income Securities	98%
Total Exposure	98%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income Holdings

% of Net Assets
Bundesrepublik Deutschland, 1.75%, due 07/04/22	4.8%
Bundesrepublik Deutschland, 3.50%, due 07/04/19	4.7%
KFW, 3.13%, due 06/15/18	4.7%
KFW, 1.88%, due 03/20/19	4.7%
KFW, 3.13%, due 04/08/16	4.7%

Markit iBoxx EUR Germany Sovereign & Sub-Sovereign Liquid Index – Composition

% of Index
Sub-Sovereign	76.0%
Sovereign	24.0%

ProShares High Yield-Interest Rate Hedged (Ticker: HYHG)

ProShares High Yield-Interest Rate Hedged (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Citi High Yield (Treasury Rate-Hedged) Index (the "Index"). The Index is comprised of (a) long positions in USD-denominated high yield corporate bonds and (b) short positions in U.S. Treasury notes or bonds of, in aggregate, approximate equivalent duration to the high yield bonds.

Market Exposure

Investment Type	% of Net Assets
High Yield Bonds	93%
U.S. Treasury Notes Futures Contracts	(98%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income Holdings

% of Net Assets
First Data Corp., 12.63%, due 01/15/21	2.3%
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 12.25%, due 03/01/22	1.9%
Sprint Communications, Inc., 9.00%, due 11/15/18	1.7%
CHS/Community Health Systems, Inc., 8.00%, due 11/15/19	1.6%
Chrysler Group LLC/CG Co.-Issuer, Inc., 8.25%, due 06/15/21	1.6%

Citi High Yield (Treasury Rate-Hedged) Index – High Yield Bond Composition

% of High Yield Bonds
Industrials	82.7%
Utilities	13.4%
Financials	3.9%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2013 (UNAUDITED) :: III

ProShares Investment Grade-Interest Rate Hedged (Ticker: IGHG)

ProShares Investment Grade-Interest Rate Hedged (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Citi Corporate Investment Grade (Treasury Rate-Hedged) Index (the "Index"). The Index is comprised of (a) long positions in USD-denominated investment grade corporate bonds issued by both U.S. and foreign domiciled companies; and (b) short positions in U.S. Treasury notes or bonds of, in aggregate, approximate equivalent duration to the investment grade bonds.

Market Exposure

Investment Type	% of Net Assets
Corporate Bonds	93%
Futures Contracts	(94%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income Holdings

% of Net Assets
Citigroup, Inc., 3.88%, due 10/25/23	4.0%
Morgan Stanley, 5.50%, due 07/24/20	2.6%
Bank of America Corp., 5.00%, due 05/13/21	2.1%
Verizon Communications, Inc., 4.60%, due 04/01/21	2.0%
JPMorgan Chase & Co., 4.95%, due 03/25/20	1.9%

Citi Corporate Investment Grade (Treasury Rate-Hedged)
Index – Composition

% of High Yield Bonds
Industrials	57.6%
Financials	31.9%
Utilities	10.5%

ProShares Short Term USD Emerging Markets Bond ETF (Ticker: EMSH)

ProShares Short Term USD Emerging Markets Bond ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the DBIQ Short Duration Emerging Market Bond Index (the "Index"). The Index is comprised of a diversified portfolio of USD-denominated Emerging Market bonds that have less than five years remaining to maturity that are issued by Emerging Market sovereign governments, non-sovereign government agencies and entities, and corporations with significant government ownership.

Market Exposure

Investment Type	% of Net Assets
Fixed-Income Securities	97%
Total Exposure	97%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income Holdings

% of Net Assets
Qatar Government International Bond, 4.00%, due 01/20/15	3.2%
Turkey Government International Bond, 7.25%, due 03/15/15	2.7%
Croatia Government International Bond, 6.25%, due 04/27/17	2.3%
Mexico Government International Bond, 5.63%, due 01/15/17	2.2%
Colombia Government International Bond, 7.38%, due 01/27/17	2.2%

DBIQ Short Duration
Emerging Market Bond
Index – Composition

% of Index
Sovereigns	64.7%
Quasi-Sovereigns	33.4%
Sub-Sovereigns	1.9%

ProShares Global Listed Private Equity ETF (Ticker: PEX)

ProShares Global Listed Private Equity ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the LPX Direct Listed Private Equity Index (the "Index"). The Index, published by LPX GmbH ("LPX"), consists of up to 30 qualifying listed private equity companies. A listed private equity company is an eligible candidate for the Index if its direct private equity investments, as well as cash and cash equivalent positions and post-Initial Public Offering listed investments, represent more than 80% of the total assets of the company.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	98%
Total Exposure	98%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Onex Corp.	9.8%
3i Group PLC	9.5%
Ares Capital Corp.	9.2%
American Capital Ltd.	7.8%
Wendel S.A.	5.1%

LPX Direct Listed Private Equity
Index – Composition

% of Index
Financials	93.0%
Diversified	6.1%
Communications	0.9%

IV :: NOVEMBER 30, 2013 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Hedge Replication ETF (Ticker: HDG)

ProShares Hedge Replication ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Merrill Lynch Factor Model — Exchange Series (the "Benchmark"). The Benchmark, established by Merrill Lynch International, seeks to provide the risk and return characteristics of the hedge fund asset class by targeting a high correlation to the HFRI Fund Weighted Composite Index (the "HFRI"). The HFRI is designed to reflect hedge fund industry performance through an equally weighted composite of over 2000 constituent funds.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	13%
U.S. Treasury Bill	71%
Swap Agreements (Long)	18%
Swap Agreements (Short)	(1%)
Long Euro Futures Contracts	2%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	0.4%
Exxon Mobil Corp.	0.3%
Google, Inc., Class A	0.2%
Microsoft Corp.	0.2%
General Electric Co.	0.2%

Merrill Lynch Factor Model – Exchange Series – Composition

% of Benchmark
On-The-Run T-Bill	68.2%
S&P 500® Total Return Index	14.5%
MSCI Emerging Markets Free US Dollar Net Total Return Index	11.5%
MSCI EAFE® US Dollar Net Total Return Index	3.9%
ProShares UltraShort Euro ETF	0.9%
Russell 2000® Total Return Index	1.0%

ProShares Large Cap Core Plus (Ticker: CSM)

ProShares Large Cap Core Plus (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Credit Suisse 130/30 Large Cap Index (the "Index"). The Index is designed to replicate an investment strategy that establishes either long or short positions in the stocks of certain of the 500 largest U.S. companies based on market capitalization (the "Universe") by applying a rules-based ranking and weighting methodology. The Index intends to provide representation of a quantitatively constructed 130/30 U.S. large cap equity strategy.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	94%
Swap Agreements (Long)	36%
Swap Agreements (Short)	(30%)
Net Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	2.0%
Exxon Mobil Corp.	1.6%
Wells Fargo & Co.	1.2%
Berkshire Hathaway, Inc., Class B	1.2%
Google, Inc., Class A	1.0%

Credit Suisse 130/30 Large Cap
Index – Composition

% of Index
Consumer, Non-cyclical	20.1%
Financials	18.5%
Technology	11.7%
Consumer, Cyclical	10.9%
Industrials	10.8%
Energy	10.0%
Communications	7.8%
Utilities	5.9%
Basic Materials	4.1%
Diversified	0.2%

ProShares Merger ETF (Ticker: MRGR)

ProShares Merger ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P Merger Arbitrage Index (the "Index"). The Index, created by Standard & Poor's®, provides exposure to up to 40 publicly announced mergers, acquisitions and reorganizations (the "Deals") within developed market countries through a combination of long and, in certain cases, short security positions. The Index also includes a Treasury bill component which constitutes the remainder of the Index when net exposure from included Deals is less than 100%.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	92%
Swap Agreements (Long)	4%
Swap Agreements (Short)	(35%)
Forward Currency Contracts	(30%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Gemina S.p.A.	4.2%
Elan Corp. PLC	3.4%
CapitalSource, Inc.	3.4%
Taylor Capital Group, Inc.	3.4%
Sterling Financial Corp./WA	3.3%

Regional Exposure

% of Index
United States	59.5%
Europe (ex UK)	21.5%
Canada	7.9%
Australia	3.1%
Asia (ex Japan)	2.7%
Japan	2.7%
United Kingdom	2.6%

S&P Merger Arbitrage
Index – Composition

% of Index
Financials	30.4%
Consumer, Non-Cyclical	27.8%
Industrials	12.4%
Energy	10.8%
Technology	7.3%
Consumer, Cyclical	6.5%
Utilities	2.4%
Communications	2.4%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2013 (UNAUDITED) :: V

ProShares RAFI® Long/Short (Ticker: RALS)

ProShares RAFI® Long/Short (the "Fund") seeks investment results, before fees and expenses, that track the performance of the RAFI® US Equity Long/Short Index (the "Index"). The Index seeks to utilize the Research Affiliates Fundamental Index (RAFI® ) weighting methodology to identify opportunities which are implemented through both long and short securities positions. The Index compares RAFI® constituent weightings to market capitalization (CAP) weights for a selection of U.S. domiciled publicly traded companies listed on major exchanges.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Swap Agreements (Long)	1%
Swap Agreements (Short)	(99%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Bank of America Corp.	2.3%
ConocoPhillips	1.8%
Citigroup, Inc.	1.4%
AT&T, Inc.	1.4%
Verizon Communications, Inc.	1.3%

RAFI US Equity Long/Short
Index – Composition

% of Index
Financials	22.3%
Consumer, Cyclical	13.7%
Energy	11.9%
Technology	10.8%
Health care	10.5%
Industrials	9.4%
Consumer, Non-Cyclical	8.3%
Utilities	4.8%
Basic Materials	4.6%
Telecommunications	3.7%

ProShares S&P 500 Aristocrats ETF (Ticker: NOBL)

ProShares S&P 500 Aristocrats ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P 500® Dividend Aristocrats® Index (the "Index"). The Index, constructed and maintained by S&P Dow Jones Indices LLC, targets companies that are currently members of the S&P 500®, have increased dividend payments each year for at least 25 years, and meet certain market capitalization and liquidity requirements. The Index contains a minimum of 40 stocks, which are equally weighted, and no single sector is allowed to comprise more than 30% of the Index weight.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
VF Corp.	2.1%
Cardinal Health, Inc.	2.1%
C.R. Bard, Inc.	2.0%
Abbott Laboratories	2.0%
Kimberly-Clark Corp.	2.0%

S&P 500 Dividend Aristocrats
Index – Composition

% of Index
Consumer, Non-cyclical	40.0%
Consumer, Cyclical	16.5%
Industrials	14.3%
Basic Materials	11.0%
Financials	10.9%
Energy	3.8%
Communications	1.8%
Utilities	1.7%

ProShares 30 Year TIPS/TSY Spread (Ticker: RINF)

ProShares 30 Year TIPS/TSY Spread (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index (the "Index"). The Index tracks the performance of long positions in the most recently issued 30-year Treasury Inflation-Protected Securities ("TIPS") bond and duration adjusted short positions in U.S. Treasury bonds of the closest maturity. The difference in yield (or "spread") between these bonds (Treasury yield minus TIPS yield) is commonly referred to as a "breakeven rate of inflation."

Market Exposure

Investment Type	% of Net Assets
Long-Term U.S. Treasury Obligations	77%
Swap Agreements (Long)	23%
Swap Agreements (Short)	(145%)
Futures Contracts	—

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Credit Suisse 30-Year Inflation Breakeven
Index – Composition

% of Index
30-Year Treasury Inflation-Protected Securities (TIPS) Bond	100.0%
30-Year U.S. Treasury Bond	(144.3%)

VI :: NOVEMBER 30, 2013 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Short 30 Year TIPS/TSY Spread (Ticker: FINF)

ProShares Short 30 Year TIPS/TSY Spread (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index (the "Index"). The Index tracks the performance of long positions in the most recently issued 30-year Treasury Inflation-Protected Securities (TIPS) bond and duration adjusted short positions in U.S. Treasury bonds of the closest maturity. The difference in yield (or "spread") between these bonds (Treasury yield minus TIPS yield) is commonly referred to as a "breakeven rate of inflation."

Market Exposure

Investment Type	% of Net Assets
Long-Term U.S. Treasury Obligations	81%
Swap Agreements (Long)	62%
Swap Agreements (Short)	(100%)
Futures Contracts	—

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Credit Suisse 30-Year Inflation Breakeven
Index – Composition

% of Index
30-Year Treasury Inflation-Protected Securities (TIPS) Bond	100.0%
30-Year U.S. Treasury Bond	(144.3%)

ProShares UltraPro 10 Year TIPS/TSY Spread (Ticker: UINF)

ProShares UltraPro 10 Year TIPS/TSY Spread (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Dow Jones Credit Suisse 10-Year Inflation Breakeven Index (the "Index"). The Index tracks the performance of long positions in the most recently issued 10-year Treasury Inflation-Protected Securities (TIPS) bond and duration adjusted short positions in U.S. Treasury bonds of the closest maturity. The difference in yield (or "spread") between these bonds (Treasury yield minus TIPS yield) is commonly referred to as a "breakeven rate of inflation."

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	76%
Swap Agreements (Long)	224%
Swap Agreements (Short)	(329%)
Futures Contracts	—

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Credit Suisse 10-Year Inflation Breakeven
Index – Composition

% of Index
10-Year Treasury Inflation-Protected Securities (TIPS) Bond	100.0%
10-Year U.S. Treasury Note	(109.6%)

ProShares UltraPro Short 10 Year TIPS/TSY Spread (Ticker: SINF)

ProShares UltraPro Short 10 Year TIPS/TSY Spread (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Dow Jones Credit Suisse 10-Year Inflation Breakeven Index (the "Index"). The Index tracks the performance of long positions in the most recently issued 10-year Treasury Inflation-Protected Securities (TIPS) bond and duration adjusted short positions in U.S. Treasury bonds of the closest maturity. The difference in yield (or "spread") between these bonds (Treasury yield minus TIPS yield) is commonly referred to as a "breakeven rate of inflation."

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	43%
Swap Agreements (Long)	286%
Swap Agreements (Short)	(300%)
Futures Contracts	—

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Credit Suisse 10-Year Inflation Breakeven
Index – Composition

% of Index
10-Year Treasury Inflation-Protected Securities (TIPS) Bond	100.0%
10-Year U.S. Treasury Note	(109.6%)

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2013 (UNAUDITED) :: VII

ProShares Short S&P500® (Ticker: SH)  GEARED PROSHARES

ProShares Short S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500® Index (the "Index"). The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(98%)
Futures Contracts	(2%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	22.1%
Financials	16.7%
Technology	12.6%
Communications	11.3%
Industrials	10.9%
Energy	10.3%
Consumer, Cyclical	9.9%
Basic Materials	3.2%
Utilities	2.9%
Diversified	0.1%

ProShares Short QQQ® (Ticker: PSQ)

ProShares Short QQQ® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the NASDAQ-100 Index® (the "Index"). The Index, a modified market capitalization — weighted index, includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(94%)
Futures Contracts	(6%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ-100 Index – Composition

% of Index
Technology	39.2%
Communications	34.1%
Consumer, Non-cyclical	17.9%
Consumer, Cyclical	7.6%
Industrials	1.0%
Basic Materials	0.2%

ProShares Short Dow30SM (Ticker: DOG)

ProShares Short Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones Industrial AverageSM Index (the "Index"). The Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(94%)
Futures Contracts	(6%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average Index – Composition

% of Index
Financials	24.2%
Industrials	19.6%
Consumer, Non-cyclical	15.0%
Consumer, Cyclical	13.5%
Technology	9.6%
Energy	8.6%
Communications	7.0%
Basic Materials	2.5%

VIII :: NOVEMBER 30, 2013 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Short MidCap400 (Ticker: MYY)

ProShares Short MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P MidCap 400® Index (the "Index"). The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a mechanical process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(95%)
Futures Contracts	(5%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400 Index – Composition

% of Index
Financials	21.9%
Consumer, Non-cyclical	19.0%
Industrials	18.3%
Consumer, Cyclical	13.4%
Technology	8.9%
Energy	5.5%
Utilities	4.7%
Basic Materials	4.3%
Communications	4.0%

ProShares Short Russell2000 (Ticker: RWM)

ProShares Short Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index (the "Index"). The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(91%)
Futures Contracts	(9%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Financials	22.6%
Consumer, Non-cyclical	20.6%
Industrials	14.2%
Consumer, Cyclical	14.0%
Technology	9.8%
Communications	6.7%
Energy	5.3%
Basic Materials	3.6%
Utilities	3.1%
Diversified	0.1%

ProShares Short SmallCap600 (Ticker: SBB)

ProShares Short SmallCap600 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P SmallCap 600® Index (the "Index"). The Index is a measure of small-cap company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 600 U.S. operating companies selected through a process that factors criteria such as liquidity, price, market capitalization, financial viability and public float.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(100%)
Futures Contracts	—
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P SmallCap 600 Index – Composition

% of Index
Financials	21.5%
Consumer, Non-cyclical	18.1%
Industrials	18.0%
Consumer, Cyclical	17.0%
Technology	9.6%
Basic Materials	4.3%
Communications	4.3%
Energy	3.9%
Utilities	3.3%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2013 (UNAUDITED) :: IX

ProShares UltraShort Russell3000 (Ticker: TWQ)

ProShares UltraShort Russell3000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Russell 3000® Index (the "Index"). The Index is designed to be a comprehensive representation of the investable U.S. equity market and its segments. It is a free float-adjusted, market capitalization-weighted index, and includes only common stocks belonging to corporations incorporated in the U.S. and its territories.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 3000 Index – Composition

% of Index
Consumer, Non-cyclical	21.4%
Financials	17.7%
Technology	11.9%
Industrials	11.3%
Communications	11.3%
Consumer, Cyclical	10.7%
Energy	9.3%
Basic Materials	3.3%
Utilities	3.0%
Diversified	0.1%

ProShares UltraShort S&P500® (Ticker: SDS)

ProShares UltraShort S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P 500® Index (the "Index"). The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a mechanical process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(198%)
Futures Contracts	(2%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	22.1%
Financials	16.7%
Technology	12.6%
Communications	11.3%
Industrials	10.9%
Energy	10.3%
Consumer, Cyclical	9.9%
Basic Materials	3.2%
Utilities	2.9%
Diversified	0.1%

ProShares UltraShort QQQ® (Ticker: QID)

ProShares UltraShort QQQ® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the NASDAQ-100 Index® (the "Index"). The Index, a modified market capitalization — weighted index, includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(198%)
Futures Contracts	(2%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ-100 Index – Composition

% of Index
Technology	39.2%
Communications	34.1%
Consumer, Non-cyclical	17.9%
Consumer, Cyclical	7.6%
Industrials	1.0%
Basic Materials	0.2%

X :: NOVEMBER 30, 2013 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort Dow30SM (Ticker: DXD)

ProShares UltraShort Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones Industrial AverageSM Index (the "Index"). The Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(193%)
Futures Contracts	(7%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average Index – Composition

% of Index
Financials	24.2%
Industrials	19.6%
Consumer, Non-cyclical	15.0%
Consumer, Cyclical	13.5%
Technology	9.6%
Energy	8.6%
Communications	7.0%
Basic Materials	2.5%

ProShares UltraShort MidCap400 (Ticker: MZZ)

ProShares UltraShort MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P MidCap 400® Index (the "Index"). The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a mechanical process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(193%)
Futures Contracts	(7%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400 Index – Composition

% of Index
Financials	21.9%
Consumer, Non-cyclical	19.0%
Industrials	18.3%
Consumer, Cyclical	13.4%
Technology	8.9%
Energy	5.5%
Utilities	4.7%
Basic Materials	4.3%
Communications	4.0%

ProShares UltraShort Russell2000 (Ticker: TWM)

ProShares UltraShort Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Russell 2000® Index (the "Index"). The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(189%)
Futures Contracts	(11%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Financials	22.6%
Consumer, Non-cyclical	20.6%
Industrials	14.2%
Consumer, Cyclical	14.0%
Technology	9.8%
Communications	6.7%
Energy	5.3%
Basic Materials	3.6%
Utilities	3.1%
Diversified	0.1%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2013 (UNAUDITED) :: XI

ProShares UltraShort SmallCap600 (Ticker: SDD)

ProShares UltraShort SmallCap600 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P SmallCap 600® Index (the "Index"). The Index is a measure of small-cap company U.S. stock market performance. It is a float adjusted, market capitalization-weighted index of 600 U.S. operating companies selected through a mechanical process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P SmallCap 600 Index – Composition

% of Index
Financials	21.5%
Consumer, Non-cyclical	18.1%
Industrials	18.0%
Consumer, Cyclical	17.0%
Technology	9.6%
Basic Materials	4.3%
Communications	4.3%
Energy	3.9%
Utilities	3.3%

ProShares UltraPro Short S&P500® (Ticker: SPXU)

ProShares UltraPro Short S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the S&P 500® Index (the "Index"). It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a mechanical process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(295%)
Futures Contracts	(5%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	22.1%
Financials	16.7%
Technology	12.6%
Communications	11.3%
Industrials	10.9%
Energy	10.3%
Consumer, Cyclical	9.9%
Basic Materials	3.2%
Utilities	2.9%
Diversified	0.1%

ProShares UltraPro Short QQQ® (Ticker: SQQQ)

ProShares UltraPro Short QQQ® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the NASDAQ-100 Index® (the "Index"). The Index, a modified market capitalization — weighted index, includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(296%)
Futures Contracts	(4%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ-100 Index – Composition

% of Index
Technology	39.2%
Communications	34.1%
Consumer, Non-cyclical	17.9%
Consumer, Cyclical	7.6%
Industrials	1.0%
Basic Materials	0.2%

XII :: NOVEMBER 30, 2013 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraPro Short Dow30SM (Ticker: SDOW)

ProShares UltraPro Short Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Dow Jones Industrial AverageSM Index (the "Index"). The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(294%)
Futures Contracts	(6%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average Index – Composition

% of Index
Financials	24.2%
Industrials	19.6%
Consumer, Non-cyclical	15.0%
Consumer, Cyclical	13.5%
Technology	9.6%
Energy	8.6%
Communications	7.0%
Basic Materials	2.5%

ProShares UltraPro Short MidCap400 (Ticker: SMDD)

ProShares UltraPro Short MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the S&P MidCap 400® Index (the "Index"). The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a mechanical process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(284%)
Futures Contracts	(16%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400 Index – Composition

% of Index
Financials	21.9%
Consumer, Non-cyclical	19.0%
Industrials	18.3%
Consumer, Cyclical	13.4%
Technology	8.9%
Energy	5.5%
Utilities	4.7%
Basic Materials	4.3%
Communications	4.0%

ProShares UltraPro Short Russell2000 (Ticker: SRTY)

ProShares UltraPro Short Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Russell 2000® Index (the "Index"). The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(293%)
Futures Contracts	(7%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Financials	22.6%
Consumer, Non-cyclical	20.6%
Industrials	14.2%
Consumer, Cyclical	14.0%
Technology	9.8%
Communications	6.7%
Energy	5.3%
Basic Materials	3.6%
Utilities	3.1%
Diversified	0.1%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2013 (UNAUDITED) :: XIII

ProShares UltraShort Russell1000 Value (Ticker: SJF)

ProShares UltraShort Russell1000 Value (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Russell 1000® Value Index (the "Index"). The Index is designed to provide a comprehensive measure of large-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell 1000 Index that have been identified as being on the value end of the growth value spectrum.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 1000 Value Index – Composition

% of Index
Financials	28.9%
Consumer, Non-cyclical	17.8%
Energy	14.8%
Industrials	10.5%
Communications	7.8%
Technology	6.1%
Utilities	5.9%
Consumer, Cyclical	5.6%
Basic Materials	2.6%

ProShares UltraShort Russell1000 Growth (Ticker: SFK)

ProShares UltraShort Russell1000 Growth (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Russell 1000® Growth Index (the "Index"). The Index is designed to provide a comprehensive measure of large-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell 1000 Index that have been identified as being on the growth end of the growth-value spectrum.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 1000 Growth Index – Composition

% of Index
Consumer, Non-cyclical	25.1%
Technology	17.9%
Communications	15.5%
Consumer, Cyclical	15.2%
Industrials	11.6%
Financials	6.1%
Energy	4.6%
Basic Materials	3.9%
Utilities	0.1%

ProShares UltraShort Russell MidCap Value (Ticker: SJL)

ProShares UltraShort Russell MidCap Value (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Russell Midcap® Value Index (the "Index"). The Index is designed to provide a comprehensive measure of mid-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell Midcap Index that have been identified as being on the value end of the growth-value spectrum.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell Midcap Value Index – Composition

% of Index
Financials	31.7%
Consumer, Non-cyclical	12.9%
Utilities	11.8%
Industrials	11.1%
Consumer, Cyclical	9.1%
Technology	7.9%
Energy	6.9%
Basic Materials	4.3%
Communications	4.0%
Diversified	0.3%

XIV :: NOVEMBER 30, 2013 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort Russell MidCap Growth (Ticker: SDK)

ProShares UltraShort Russell MidCap Growth (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Russell Midcap® Growth Index (the "Index"). The Index is designed to provide a comprehensive measure of mid-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell Midcap Index that have been identified as being on the growth end of the growth-value spectrum.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell Midcap Growth Index – Composition

% of Index
Consumer, Non-cyclical	25.5%
Consumer, Cyclical	23.1%
Industrials	13.0%
Technology	10.7%
Communications	9.8%
Financials	7.2%
Energy	6.3%
Basic Materials	4.1%
Utilities	0.3%

ProShares UltraShort Russell2000 Value (Ticker: SJH)

ProShares UltraShort Russell2000 Value (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Russell 2000® Value Index (the "Index"). The Index is designed to provide a comprehensive measure of small-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the Russell 2000 Index that have been identified as being on the value end of the growth-value spectrum.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Value Index – Composition

% of Index
Financials	38.3%
Industrials	12.8%
Consumer, Cyclical	10.9%
Consumer, Non-cyclical	10.8%
Energy	6.5%
Utilities	6.1%
Technology	5.5%
Communications	5.1%
Basic Materials	3.8%
Diversified	0.2%

ProShares UltraShort Russell2000 Growth (Ticker: SKK)

ProShares UltraShort Russell2000 Growth (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Russell 2000® Growth Index (the "Index"). The Index is designed to provide a comprehensive measure of small-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell 2000 Index that have been identified as being on the growth end of the growth-value spectrum.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Growth Index – Composition

% of Index
Consumer, Non-cyclical	30.0%
Consumer, Cyclical	17.0%
Industrials	15.5%
Technology	13.9%
Communications	8.2%
Financials	7.7%
Energy	4.2%
Basic Materials	3.4%
Utilities	0.1%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2013 (UNAUDITED) :: XV

ProShares Short Basic Materials (Ticker: SBM)

ProShares Short Basic Materials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Basic MaterialsSM Index (the "Index"). The Index measures the performance of the basic materials sector of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(100%)
Futures Contracts	—
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Basic Materials Index – Composition

% of Index
Chemicals	75.3%
Industrial Metals	15.0%
Mining	5.6%
Forestry and Paper	4.1%

ProShares Short Financials (Ticker: SEF)

ProShares Short Financials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. FinancialsSM Index (the "Index"). The Index measures the performance of the financial services sector of the U.S. equity market. Component companies include, among others, regional banks, major U.S. domiciled international banks, full line, life, and property and casualty insurance companies, companies that invest, directly or indirectly in real estate, diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisors, securities brokers and dealers including investment banks, merchant banks and online brokers, and publicly traded stock exchanges

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(100%)
Futures Contracts	—
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Financials Index – Composition

% of Index
Banks	32.6%
Financial Services	25.9%
Nonlife Insurance	18.8%
Real Estate Investment Trusts	16.1%
Life Insurance	5.8%
Real Estate Investment & Services	0.8%

ProShares Short Oil & Gas (Ticker: DDG)

ProShares Short Oil & Gas (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Oil & GasSM Index (the "Index"). The Index measures the performance of the oil and gas sector of the U.S. equity market. Component companies include oil drilling equipment and services, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers and service companies.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(100%)
Futures Contracts	—
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil and Gas Producers	75.3%
Oil Equipment, Services and Distribution	24.5%
Alternative Energy	0.2%

XVI :: NOVEMBER 30, 2013 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Short Real Estate (Ticker: REK)

ProShares Short Real Estate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Real EstateSM Index (the "Index"). The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include, among others, real estate holding and development and real estate services companies and real estate investment trusts.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(100%)
Futures Contracts	—
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Real Estate Index – Composition

% of Index
Real Estate	100.0%

ProShares Short KBW Regional Banking (Ticker: KRS)

ProShares Short KBW Regional Banking (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the KBW Regional Banking IndexSM (the "Index"). The Index includes stocks of 50 publicly traded companies that do business as regional banks or thrifts. Component companies include leading regional banks or thrifts listed on a U.S. exchange.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(99%)
Futures Contracts	—
Total Exposure	(99%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

KBW Regional Banking Index – Composition

% of Index
Financials	100.0%

ProShares UltraShort Basic Materials (Ticker: SMN)

ProShares UltraShort Basic Materials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Basic MaterialsSM Index (the "Index"). The Index measures the performance of the basic materials sector of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Basic Materials Index – Composition

% of Index
Chemicals	75.3%
Industrial Metals	15.0%
Mining	5.6%
Forestry and Paper	4.1%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2013 (UNAUDITED) :: XVII

ProShares UltraShort Nasdaq Biotechnology (Ticker: BIS)

ProShares UltraShort Nasdaq Biotechnology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the NASDAQ Biotechnology Index® (the "Index"). The Index is a modified capitalization-weighted index that includes securities of NASDAQ listed companies that are classified as either biotechnology or pharmaceutical according to the Industry Classification Benchmark which also meet other eligibility criteria determined by NASDAQ, including minimum market capitalization and liquidity requirements.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ Biotechnology Index – Composition

% of Index
Biotechnology	66.9%
Pharmaceuticals	30.0%
Healthcare-Products	3.0%
Commercial Services	0.1%

ProShares UltraShort Consumer Goods (Ticker: SZK)

ProShares UltraShort Consumer Goods (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Consumer GoodsSM Index (the "Index"). The Index measures the performance of consumer spending in the goods sector of the U.S. equity market. Component companies include automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing, accessories and footwear.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Consumer Goods Index – Composition

% of Index
Household Goods	19.0%
Beverages	18.3%
Food Producers	16.6%
Personal Goods	16.2%
Automobiles and Parts	13.8%
Tobacco	12.9%
Leisure Goods	3.2%

ProShares UltraShort Consumer Services (Ticker: SCC)

ProShares UltraShort Consumer Services (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Consumer ServicesSM Index (the "Index"). The Index measures the performance of consumer spending in the services sector of the U.S. equity market. Component companies include airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(201%)
Futures Contracts	—
Total Exposure	(201%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Consumer Services Index – Composition

% of Index
General Retailers	37.6%
Media	28.0%
Travel and Leisure	20.6%
Food and Drug Retailers	13.8%

XVIII :: NOVEMBER 30, 2013 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort Financials (Ticker: SKF)

ProShares UltraShort Financials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. FinancialsSM Index (the "Index"). The Index measures the performance of the financial services sector of the U.S. equity market. Component companies include, among others, regional banks, major U.S. domiciled international banks, full line, life, and property and casualty insurance companies, companies that invest, directly or indirectly in real estate, diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisors, securities brokers and dealers including investment banks, merchant banks and online brokers, and publicly traded stock exchanges.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Financials Index – Composition

% of Index
Banks	32.6%
Financial Services	25.9%
Nonlife Insurance	18.8%
Real Estate Investment Trusts	16.1%
Life Insurance	5.8%
Real Estate Investment & Services	0.8%

ProShares UltraShort Health Care (Ticker: RXD)

ProShares UltraShort Health Care (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Health CareSM Index (the "Index"). The Index measures the performance of the healthcare sector of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Health Care Index – Composition

% of Index
Pharmaceuticals and Biotechnology	68.3%
Health Care Equipment and Services	31.7%

ProShares UltraShort Industrials (Ticker: SIJ)

ProShares UltraShort Industrials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. IndustrialsSM Index (the "Index"). The Index measures the performance of the industrial sector of the U.S. equity market. Component companies include building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Industrials Index – Composition

% of Index
General Industrials	21.6%
Aerospace and Defense	17.5%
Support Services	16.4%
Industrial Engineering	15.4%
Industrial Transportation	12.8%
Electronic & Electrical Equipment	10.6%
Construction and Materials	5.7%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2013 (UNAUDITED) :: XIX

ProShares UltraShort Oil & Gas (Ticker: DUG)

ProShares UltraShort Oil & Gas (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Oil & GasSM Index (the "Index"). The Index measures the performance of the oil and gas sector of the U.S. equity market. Component companies include oil drilling equipment and services, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers and service companies.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil and Gas Producers	75.3%
Oil Equipment, Services and Distribution	24.5%
Alternative Energy	0.2%

ProShares UltraShort Real Estate (Ticker: SRS)

ProShares UltraShort Real Estate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Real EstateSM Index (the "Index"). The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include, among others, real estate holding and development and real estate services companies and real estate investment trusts.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Real Estate Index – Composition

% of Index
Real Estate	100.0%

ProShares UltraShort Semiconductors (Ticker: SSG)

ProShares UltraShort Semiconductors (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. SemiconductorsSM Index (the "Index"). The Index measures the performance of the semiconductor sub-sector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and mother-boards.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Semiconductors Index – Composition

% of Index
Semiconductors	100.0%

XX :: NOVEMBER 30, 2013 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort Technology (Ticker: REW)

ProShares UltraShort Technology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. TechnologySM Index (the "Index"). The Index measures the performance of the technology sector of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Technology Index – Composition

% of Index
Technology Hardware and Equipment	50.9%
Software and Computer Services	49.1%

ProShares UltraShort Telecommunications (Ticker: TLL)

ProShares UltraShort Telecommunications (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Select TelecommunicationsSM Index (the "Index"). The Index is a measure of U.S. stock market performance of fixed line (regional and long-distance carriers) and mobile telephone services (cellular, satellite and paging services).

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Select Telecommunications
Index – Composition

% of Index
Fixed Line Telecommunications	57.2%
Mobile Telecommunications	42.8%

ProShares UltraShort Utilities (Ticker: SDP)

ProShares UltraShort Utilities (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. UtilitiesSM Index (the "Index"). The Index measures the performance of the utilities sector of the U.S. equity market. Component companies include electric utilities, gas utilities and water utilities.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Utilities Index – Composition

% of Index
Electricity	66.0%
Gas, Water & Multi Utilities	34.0%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2013 (UNAUDITED) :: XXI

ProShares UltraPro Short Financials (Ticker: FINZ)

ProShares UltraPro Short Financials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Dow Jones U.S. FinancialsSM Index (the "Index"). The Index measures the performance of the financial services sector of the U.S. equity market. Component companies include: among others, regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(300%)
Futures Contracts	—
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Financials Index – Composition

% of Index
Banks	32.6%
Financial Services	25.9%
Nonlife Insurance	18.8%
Real Estate Investment Trusts	16.1%
Life Insurance	5.8%
Real Estate Investment & Services	0.8%

ProShares Short MSCI EAFE (Ticker: EFZ)

ProShares Short MSCI EAFE (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the MSCI EAFE Index® (the "Index"). The Index (Europe, Australasia, and Far East) includes 85% of free float-adjusted market capitalization in each industry group in developed market countries, excluding the U.S. and Canada.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(100%)
Futures Contracts	—
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
United Kingdom	21.7%
Japan	21.0%
Other	12.0%
France	10.0%
Germany	9.3%
Switzerland	8.9%
Australia	7.7%
Spain	3.3%
Sweden	3.2%
Hong Kong	2.9%

MSCI EAFE Index – Composition

% of Index
Financials	25.4%
Consumer, Non-cyclical	22.0%
Consumer, Cyclical	12.4%
Industrials	11.7%
Communications	8.0%
Basic Materials	7.4%
Energy	6.6%
Utilities	3.6%
Technology	2.3%
Diversified	0.6%

ProShares Short MSCI Emerging Markets (Ticker: EUM)

ProShares Short MSCI Emerging Markets (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the MSCI Emerging Markets Index® (the "Index"). The Index includes 85% of free float-adjusted market capitalization in each industry group in emerging markets countries

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(100%)
Futures Contracts	—
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets Index – Country

% of Index
China	20.2%
Korea	16.1%
Other	13.1%
Taiwan	11.3%
Brazil	11.1%
South Africa	7.2%
India	6.0%
Russia	5.9%
Mexico	5.3%
Malaysia	3.8%

MSCI Emerging Markets
Index – Composition

% of Index
Financials	26.6%
Communications	11.4%
Technology	10.9%
Energy	10.8%
Consumer, Non-cyclical	10.3%
Consumer, Cyclical	8.9%
Basic Materials	8.5%
Industrials	7.2%
Utilities	3.3%
Diversified	2.1%

XXII :: NOVEMBER 30, 2013 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Short FTSE China 25 (Ticker: YXI)

ProShares Short FTSE China 25 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the FTSE China 25 Index® (the "Index"). The Index is comprised of 25 of the largest and most liquid Chinese stocks listed on the Hong Kong Stock Exchange.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(100%)
Futures Contracts	—
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE China 25 Index – Composition

% of Index
Financials	57.3%
Communications	22.5%
Energy	15.9%
Consumer, Cyclical	2.5%
Industrials	1.8%

ProShares UltraShort MSCI EAFE (Ticker: EFU)

ProShares UltraShort MSCI EAFE (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI EAFE Index® (the "Index"). The Index (Europe, Australasia, and Far East) includes 85% of free float-adjusted market capitalization in each industry group in developed market countries, excluding the U.S. and Canada.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(199%)
Futures Contracts	—
Total Exposure	(199%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
United Kingdom	21.7%
Japan	21.0%
Other	12.0%
France	10.0%
Germany	9.3%
Switzerland	8.9%
Australia	7.7%
Spain	3.3%
Sweden	3.2%
Hong Kong	2.9%

MSCI EAFE Index – Composition

% of Index
Financials	25.4%
Consumer, Non-cyclical	22.0%
Consumer, Cyclical	12.4%
Industrials	11.7%
Communications	8.0%
Basic Materials	7.4%
Energy	6.6%
Utilities	3.6%
Technology	2.3%
Diversified	0.6%

ProShares UltraShort MSCI Emerging Markets (Ticker: EEV)

ProShares UltraShort MSCI Emerging Markets (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI Emerging Markets Index® (the "Index"). The Index includes 85% of free float-adjusted market capitalization in each industry group in emerging markets countries.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets Index – Country

% of Index
China	20.2%
Korea	16.1%
Other	13.1%
Taiwan	11.3%
Brazil	11.1%
South Africa	7.2%
India	6.0%
Russia	5.9%
Mexico	5.3%
Malaysia	3.8%

MSCI Emerging Markets
Index – Composition

% of Index
Financials	26.6%
Communications	11.4%
Technology	10.9%
Energy	10.8%
Consumer, Non-cyclical	10.3%
Consumer, Cyclical	8.9%
Basic Materials	8.5%
Industrials	7.2%
Utilities	3.3%
Diversified	2.1%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2013 (UNAUDITED) :: XXIII

ProShares UltraShort FTSE Europe (Ticker: EPV)

ProShares UltraShort FTSE Europe (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the FTSE Developed Europe Index® (the "Index"). The Index is comprised of large- and mid-cap stocks and targets the performance of approximately 500 large- and mid-cap companies. The Index utilizes free float-adjusted market capitalizations and components are screened for liquidity.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(199%)
Futures Contracts	—
Total Exposure	(199%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE Developed Europe Index – Country

% of Index
United Kingdom	24.8%
France	16.2%
Germany	12.6%
Other	11.0%
Switzerland	8.6%
Sweden	7.2%
Italy	6.4%
Spain	5.2%
Netherlands	5.0%
Denmark	3.0%

FTSE Developed Europe
Index – Composition

% of Index
Consumer, Non-cyclical	27.1%
Financials	21.9%
Industrials	10.4%
Energy	9.1%
Communications	8.9%
Consumer, Cyclical	8.5%
Basic Materials	7.6%
Utilities	3.8%
Technology	2.3%
Diversified	0.4%

ProShares UltraShort MSCI Pacific ex-Japan (Ticker: JPX)

ProShares UltraShort MSCI Pacific ex-Japan (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI Pacific ex-Japan Index® (the "Index"). The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the developed markets in the Pacific region, excluding Japan.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Pacific ex-Japan Index – Country

% of Index
Australia	63.1%
Hong Kong	23.5%
Singapore	12.4%
New Zealand	1.0%

MSCI Pacific ex-Japan
Index – Composition

% of Index
Financials	51.7%
Basic Materials	10.5%
Consumer, Cyclical	8.9%
Consumer, Non-cyclical	8.3%
Industrials	5.5%
Diversified	4.2%
Utilities	4.0%
Communications	3.9%
Energy	2.6%
Technology	0.4%

ProShares UltraShort MSCI Brazil Capped (Ticker: BZQ)

ProShares UltraShort MSCI Brazil Capped (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI Brazil 25/50 Index® (the "Index). The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Brazilian market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Brazil 25/50 Index – Composition

% of Index
Financials	26.3%
Consumer, Non-cyclical	24.8%
Basic Materials	18.1%
Energy	11.9%
Utilities	6.4%
Consumer, Cyclical	3.8%
Industrials	3.2%
Communications	3.1%
Diversified	1.8%
Technology	0.6%

XXIV :: NOVEMBER 30, 2013 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort FTSE China 25 (Ticker: FXP)

ProShares UltraShort FTSE China 25 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the FTSE China 25 Index® (the "Index"). The Index is comprised of 25 of the largest and most liquid Chinese stocks listed on the Hong Kong Stock Exchange.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(199%)
Futures Contracts	—
Total Exposure	(199%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE China 25 Index – Composition

% of Index
Financials	57.3%
Communications	22.5%
Energy	15.9%
Consumer, Cyclical	2.5%
Industrials	1.8%

ProShares UltraShort MSCI Japan (Ticker: EWV)

ProShares UltraShort MSCI Japan (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI Japan Index® (the "Index"). The Index includes 85% of free float-adjusted market capitalization in each industry group in Japan.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Japan Index – Composition

% of Index
Consumer, Cyclical	27.1%
Financials	20.8%
Industrials	19.7%
Consumer, Non-cyclical	12.7%
Communications	7.2%
Basic Materials	5.5%
Technology	3.3%
Utilities	2.6%
Energy	1.1%

ProShares UltraShort MSCI Mexico Capped IMI (Ticker: SMK)

ProShares UltraShort MSCI Mexico Capped IMI (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI Mexico IMI 25/50 Index® (the "Index"). The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the Mexican equity market by capturing 99% of the (publicly available) total market capitalization.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(199%)
Futures Contracts	—
Total Exposure	(199%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Mexico IMI 25/50 Index – Composition

% of Index
Communications	25.2%
Financials	19.6%
Consumer, Non-cyclical	18.0%
Consumer, Cyclical	10.6%
Basic Materials	10.4%
Industrials	10.4%
Diversified	5.8%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2013 (UNAUDITED) :: XXV

ProShares Short 7-10 Year Treasury (Ticker: TBX)

ProShares Short 7-10 Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Barclays U.S. 7-10 Year Treasury Bond Index (the "Index"). The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of between 7 and 10 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding.

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	(97%)
Futures Contracts	(3%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays U.S. 7-10 Year Treasury Bond Index – Composition

% of Index
7-10 Year U.S. Treasury	100.0%

ProShares Short 20+ Year Treasury (Ticker: TBF)

ProShares Short 20+ Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Barclays U.S. 20+ Year Treasury Bond Index (the "Index"). The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding.

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	(98%)
Futures Contracts	(3%)
Total Exposure	(101%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays U.S. 20+ Year Treasury Bond Index – Composition

% of Index
20+ Year U.S. Treasury	100.0%

ProShares Short High Yield (Ticker: SJB)

ProShares Short High Yield (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Markit iBoxx $ Liquid High Yield Index (the "Index"). The Index is a modified market-value weighted index designed to provide a balanced representation of U.S. dollar-denominated high yield corporate bonds for sale within the United States by means of including the most liquid high yield corporate bonds available as determined by the index provider.

Market Exposure

Investment Type	% of Net Assets
Corporate Bonds	—
Swap Agreements	(100%)
Futures Contracts	—
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Markit iBoxx $ Liquid High Yield Index – Composition

% of Index
High Yield	100.0%

XXVI :: NOVEMBER 30, 2013 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Short Investment Grade Corporate (Ticker: IGS)

ProShares Short Investment Grade Corporate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Markit iBoxx $ Liquid Investment Grade Index (the "Index"). The Index is a modified market-value weighted index designed to provide a balanced representation of U.S. dollar-denominated investment grade corporate bonds publicly offered in the United States by means of including the most liquid investment grade corporate bonds available as determined by the index provider.

Market Exposure

Investment Type	% of Net Assets
Corporate Bonds	—
Swap Agreements	(99%)
Futures Contracts	—
Total Exposure	(99%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Markit iBoxx $ Liquid Investment Grade Index – Composition

% of Index
Investment Grade	100.0%

ProShares UltraShort 3-7 Year Treasury (Ticker: TBZ)

ProShares UltraShort 3-7 Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Barclays U.S. 3-7 Year Treasury Bond Index (the "Index"). The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of more than three years and less than seven years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding.

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays U.S. 3-7 Year Treasury Bond Index – Composition

% of Index
3-7 Year U.S. Treasury	100.0%

ProShares UltraShort 7-10 Year Treasury (Ticker: PST)

ProShares UltraShort 7-10 Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Barclays U.S. 7-10 Year Treasury Bond Index (the "Index"). The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of between 7 and 10 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding.

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	(195%)
Futures Contracts	(6%)
Total Exposure	(201%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays U.S. 7-10 Year Treasury Bond Index – Composition

% of Index
7-10 Year U.S. Treasury	100.0%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2013 (UNAUDITED) :: XXVII

ProShares UltraShort 20+ Year Treasury (Ticker: TBT)

ProShares UltraShort 20+ Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Barclays U.S. 20+ Year Treasury Bond Index (the "Index"). The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding.

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	(198%)
Futures Contracts	(3%)
Total Exposure	(201%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays U.S. 20+ Year Treasury Bond Index – Composition

% of Index
20+ Year U.S. Treasury	100.0%

ProShares UltraShort TIPS (Ticker: TPS)

ProShares UltraShort TIPS (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L) (the "Index"). The Index includes all publicly issued TIPS that have at least one year remaining maturity, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million or more par value outstanding.

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L) – Composition

% of Index
TIPS (Series L)	100.0%

ProShares UltraPro Short 20+ Year Treasury (Ticker: TTT)

ProShares UltraPro Short 20+ Year Treasury (the "Fund") seeks investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Barclays U.S. 20+ Year Treasury Bond Index (the "Index"). The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service or BBB- by S&P), are fixed rate, and have more than $250 million par outstanding.

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	(298%)
Futures Contracts	(2%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays U.S. 20+ Year Treasury Bond Index – Composition

% of Index
20+ Year U.S. Treasury	100%

XXVIII :: NOVEMBER 30, 2013 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra Russell3000 (Ticker: UWC)

ProShares Ultra Russell3000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell 3000® Index (the "Index"). The Index is designed to be a comprehensive representation of the investable U.S. equity market and its segments. It is a free float-adjusted, market capitalization-weighted index, and includes only common stocks belonging to ≠corporations incorporated in the U.S. and its territories.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	26%
Swap Agreements	174%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	0.7%
Exxon Mobil Corp.	0.5%
Microsoft Corp.	0.4%
Google, Inc., Class A	0.4%
General Electric Co.	0.4%

Russell 3000 Index – Composition

% of Index
Consumer, Non-cyclical	21.4%
Financials	17.7%
Technology	11.9%
Industrials	11.3%
Communications	11.3%
Consumer, Cyclical	10.7%
Energy	9.3%
Basic Materials	3.3%
Utilities	3.0%
Diversified	0.1%

ProShares Ultra S&P500® (Ticker: SSO)

ProShares Ultra S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P 500® Index (the "Index"). The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a mechanical process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	60%
Swap Agreements	128%
Futures Contracts	12%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	1.9%
Exxon Mobil Corp.	1.5%
Google, Inc., Class A	1.1%
Microsoft Corp.	1.1%
General Electric Co.	1.0%

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	22.1%
Financials	16.7%
Technology	12.6%
Communications	11.3%
Industrials	10.9%
Energy	10.3%
Consumer, Cyclical	9.9%
Basic Materials	3.2%
Utilities	2.9%
Diversified	0.1%

ProShares Ultra QQQ® (Ticker: QLD)

ProShares Ultra QQQ® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the NASDAQ-100 Index® (the "Index"). The Index, a modified market capitalization — weighted index, includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	49%
Swap Agreements	136%
Futures Contracts	15%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	6.4%
Microsoft Corp.	4.0%
Google, Inc., Class A	3.7%
Amazon.com, Inc.	2.3%
QUALCOMM, Inc.	1.6%

NASDAQ-100 Index – Composition

% of Index
Technology	39.2%
Communications	34.1%
Consumer, Non-cyclical	17.9%
Consumer, Cyclical	7.6%
Industrials	1.0%
Basic Materials	0.2%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2013 (UNAUDITED) :: XXIX

ProShares Ultra Dow30SM (Ticker: DDM)

ProShares Ultra Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones Industrial AverageSM Index (the "Index"). The Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	57%
Swap Agreements	125%
Futures Contracts	18%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Visa, Inc., Class A	4.7%
International Business Machines Corp.	4.1%
Goldman Sachs Group, Inc. (The)	3.9%
Boeing Co. (The)	3.1%
3M Co.	3.1%

Dow Jones Industrial Average
Index – Composition

% of Index
Financials	24.2%
Industrials	19.6%
Consumer, Non-cyclical	15.0%
Consumer, Cyclical	13.5%
Technology	9.6%
Energy	8.6%
Communications	7.0%
Basic Materials	2.5%

ProShares Ultra MidCap400 (Ticker: MVV)

ProShares Ultra MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P MidCap 400® Index (the "Index"). The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a mechanical process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	64%
Swap Agreements	125%
Futures Contracts	11%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Alliance Data Systems Corp.	0.5%
Affiliated Managers Group, Inc.	0.5%
Tractor Supply Co.	0.4%
LKQ Corp.	0.4%
Henry Schein, Inc.	0.4%

S&P MidCap 400 Index – Composition

% of Index
Financials	21.9%
Consumer, Non-cyclical	19.0%
Industrials	18.3%
Consumer, Cyclical	13.4%
Technology	8.9%
Energy	5.5%
Utilities	4.7%
Basic Materials	4.3%
Communications	4.0%

ProShares Ultra Russell2000 (Ticker: UWM)

ProShares Ultra Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell 2000® Index (the "Index"). The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	190%
Futures Contracts	10%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Financials	22.6%
Consumer, Non-cyclical	20.6%
Industrials	14.2%
Consumer, Cyclical	14.0%
Technology	9.8%
Communications	6.7%
Energy	5.3%
Basic Materials	3.6%
Utilities	3.1%
Diversified	0.1%

XXX :: NOVEMBER 30, 2013 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra SmallCap600 (Ticker: SAA)

ProShares Ultra SmallCap600 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P SmallCap 600® Index (the "Index"). The Index is a measure of small-cap company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 600 U.S. operating companies selected through a mechanical process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	14%
Swap Agreements	186%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Brunswick Corp.	0.1%
Fifth & Pacific Cos., Inc.	0.1%
Hain Celestial Group, Inc. (The)	0.1%
Align Technology, Inc.	0.1%
FEI Co.	0.1%

S&P SmallCap 600 Index – Composition

% of Index
Financials	21.5%
Consumer, Non-cyclical	18.1%
Industrials	18.0%
Consumer, Cyclical	17.0%
Technology	9.6%
Basic Materials	4.3%
Communications	4.3%
Energy	3.9%
Utilities	3.3%

ProShares UltraPro S&P500® (Ticker: UPRO)

ProShares UltraPro S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the S&P 500® Index (the "Index"). The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a mechanical process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	4%
Swap Agreements	280%
Futures Contracts	16%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	0.1%
Exxon Mobil Corp.	0.1%
Google, Inc., Class A	0.1%
Microsoft Corp.	0.1%
General Electric Co.	0.1%

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	22.1%
Financials	16.7%
Technology	12.6%
Communications	11.3%
Industrials	10.9%
Energy	10.3%
Consumer, Cyclical	9.9%
Basic Materials	3.2%
Utilities	2.9%
Diversified	0.1%

ProShares UltraPro QQQ® (Ticker: TQQQ)

ProShares UltraPro QQQ® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the NASDAQ-100 Index® (the "Index"). The Index, a modified market capitalization — weighted index, includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	46%
Swap Agreements	244%
Futures Contracts	10%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	5.9%
Microsoft Corp.	3.7%
Google, Inc., Class A	3.4%
Amazon.com, Inc.	2.1%
QUALCOMM, Inc.	1.5%

NASDAQ-100 Index – Composition

% of Index
Technology	39.2%
Communications	34.1%
Consumer, Non-cyclical	17.9%
Consumer, Cyclical	7.6%
Industrials	1.0%
Basic Materials	0.2%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2013 (UNAUDITED) :: XXXI

ProShares UltraPro Dow30SM (Ticker: UDOW)

ProShares UltraPro Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Dow Jones Industrial AverageSM Index (the "Index"). The Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Swap Agreements	204%
Futures Contracts	18%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Visa, Inc., Class A	6.3%
International Business Machines Corp.	5.6%
Goldman Sachs Group, Inc. (The)	5.3%
Boeing Co. (The)	4.2%
3M Co.	4.2%

Dow Jones Industrial Average
Index – Composition

% of Index
Financials	24.2%
Industrials	19.6%
Consumer, Non-cyclical	15.0%
Consumer, Cyclical	13.5%
Technology	9.6%
Energy	8.6%
Communications	7.0%
Basic Materials	2.5%

ProShares UltraPro MidCap400 (Ticker: UMDD)

ProShares UltraPro MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the S&P MidCap 400® Index (the "Index"). The Index is a measure of mid-size company U.S. stock market performance. It is a float adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a mechanical process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	65%
Swap Agreements	225%
Futures Contracts	10%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Alliance Data Systems Corp.	0.5%
Affiliated Managers Group, Inc.	0.5%
Tractor Supply Co.	0.4%
LKQ Corp.	0.4%
Henry Schein, Inc.	0.4%

S&P MidCap 400 Index – Composition

% of Index
Financials	21.9%
Consumer, Non-cyclical	19.0%
Industrials	18.3%
Consumer, Cyclical	13.4%
Technology	8.9%
Energy	5.5%
Utilities	4.7%
Basic Materials	4.3%
Communications	4.0%

ProShares UltraPro Russell2000 (Ticker: URTY)

ProShares UltraPro Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Russell 2000® Index (the "Index"). The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	27%
Swap Agreements	267%
Futures Contracts	6%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
CoStar Group, Inc.	0.1%
athenahealth, Inc.	0.1%
US Airways Group, Inc.	0.1%
Acuity Brands, Inc.	0.1%
Isis Pharmaceuticals, Inc.	0.1%

Russell 2000 Index – Composition

% of Index
Financials	22.6%
Consumer, Non-cyclical	20.6%
Industrials	14.2%
Consumer, Cyclical	14.0%
Technology	9.8%
Communications	6.7%
Energy	5.3%
Basic Materials	3.6%
Utilities	3.1%
Diversified	0.1%

XXXII :: NOVEMBER 30, 2013 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra Russell1000 Value (Ticker: UVG)

ProShares Ultra Russell1000 Value (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell 1000® Value Index (the "Index"). The Index is designed to provide a comprehensive measure of large-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell 1000 Index that have been identified as being on the value end of the growth-value spectrum.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	54%
Swap Agreements	146%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	2.4%
General Electric Co.	1.6%
Chevron Corp.	1.4%
Johnson & Johnson	1.4%
Procter & Gamble Co. (The)	1.4%

Russell 1000 Value Index – Composition

% of Index
Financials	28.9%
Consumer, Non-cyclical	17.8%
Energy	14.8%
Industrials	10.5%
Communications	7.8%
Technology	6.1%
Utilities	5.9%
Consumer, Cyclical	5.6%
Basic Materials	2.6%

ProShares Ultra Russell1000 Growth (Ticker: UKF)

ProShares Ultra Russell1000 Growth (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell 1000® Growth Index (the "Index"). The Index is designed to provide a comprehensive measure of large-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell 1000 Index that have been identified as being on the growth end of the growth-value spectrum.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	41%
Swap Agreements	159%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	1.7%
Microsoft Corp.	1.4%
Google, Inc., Class A	1.3%
International Business Machines Corp.	0.8%
Coca-Cola Co. (The)	0.7%

Russell 1000 Growth
Index – Composition

% of Index
Consumer, Non-cyclical	25.1%
Technology	17.9%
Communications	15.5%
Consumer, Cyclical	15.2%
Industrials	11.6%
Financials	6.1%
Energy	4.6%
Basic Materials	3.9%
Utilities	0.1%

ProShares Ultra Russell MidCap Value (Ticker: UVU)

ProShares Ultra Russell MidCap Value (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell Midcap® Value Index (the "Index"). The Index is designed to provide a comprehensive measure of mid-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell Midcap Index that have been identified as being on the value end of the growth-value spectrum.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	200%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell Midcap Value Index – Composition

% of Index
Financials	31.7%
Consumer, Non-cyclical	12.9%
Utilities	11.8%
Industrials	11.1%
Consumer, Cyclical	9.1%
Technology	7.9%
Energy	6.9%
Basic Materials	4.3%
Communications	4.0%
Diversified	0.3%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2013 (UNAUDITED) :: XXXIII

ProShares Ultra Russell MidCap Growth (Ticker: UKW)

ProShares Ultra Russell MidCap Growth (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell Midcap® Growth Index (the "Index"). The Index is designed to provide a comprehensive measure of mid-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell Midcap Index that have been identified as being on the growth end of the growth-value spectrum.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	53%
Swap Agreements	147%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Crown Castle International Corp.	0.4%
Alexion Pharmaceuticals, Inc.	0.4%
IntercontinentalExchange Group, Inc.	0.4%
Intuit, Inc.	0.4%
Actavis PLC	0.4%

Russell Midcap Growth
Index – Composition

% of Index
Consumer, Non-cyclical	25.5%
Consumer, Cyclical	23.1%
Industrials	13.0%
Technology	10.7%
Communications	9.8%
Financials	7.2%
Energy	6.3%
Basic Materials	4.1%
Utilities	0.3%

ProShares Ultra Russell2000 Value (Ticker: UVT)

ProShares Ultra Russell2000 Value (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell 2000® Value Index (the "Index"). The Index is designed to provide a comprehensive measure of small-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell 2000 Index that have been identified as being on the value end of the growth-value spectrum.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	54%
Swap Agreements	146%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Fifth & Pacific Cos., Inc.	0.3%
Prosperity Bancshares, Inc.	0.3%
FirstMerit Corp.	0.3%
CNO Financial Group, Inc.	0.3%
LaSalle Hotel Properties	0.2%

Russell 2000 Value Index – Composition

% of Index
Financials	38.3%
Industrials	12.8%
Consumer, Cyclical	10.9%
Consumer, Non-cyclical	10.8%
Energy	6.5%
Utilities	6.1%
Technology	5.5%
Communications	5.1%
Basic Materials	3.8%
Diversified	0.2%

ProShares Ultra Russell2000 Growth (Ticker: UKK)

ProShares Ultra Russell2000 Growth (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell 2000® Growth Index (the "Index"). The Index is designed to provide a comprehensive measure of small-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the Russell 2000 Index that have been identified as being on the growth end of the growth-value spectrum.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	33%
Swap Agreements	167%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
CoStar Group, Inc.	0.2%
athenahealth, Inc.	0.2%
Acuity Brands, Inc.	0.2%
Isis Pharmaceuticals, Inc.	0.2%
Ultimate Software Group, Inc. (The)	0.2%

Russell 2000 Growth Index – Composition

% of Index
Consumer, Non-cyclical	30.0%
Consumer, Cyclical	17.0%
Industrials	15.5%
Technology	13.9%
Communications	8.2%
Financials	7.7%
Energy	4.2%
Basic Materials	3.4%
Utilities	0.1%

XXXIV :: NOVEMBER 30, 2013 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra Basic Materials (Ticker: UYM)

ProShares Ultra Basic Materials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Basic MaterialsSM Index (the "Index"). The Index measures the performance of the basic materials sector of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	200%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Basic Materials Index – Composition

% of Index
Chemicals	75.3%
Industrial Metals	15.0%
Mining	5.6%
Forestry and Paper	4.1%

ProShares Ultra Nasdaq Biotechnology (Ticker: BIB)

ProShares Ultra Nasdaq Biotechnology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the NASDAQ Biotechnology Index® (the "Index"). The Index is a modified capitalization-weighted index that includes securities of NASDAQ listed companies that are classified as either biotechnology or pharmaceutical according to the Industry Classification Benchmark which also meet other eligibility criteria determined by NASDAQ, including minimum market capitalization and liquidity requirements.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Swap Agreements	129%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Biogen Idec, Inc.	6.9%
Gilead Sciences, Inc.	6.2%
Celgene Corp.	5.8%
Amgen, Inc.	5.3%
Regeneron Pharmaceuticals, Inc.	5.0%

NASDAQ Biotechnology
Index – Composition

% of Index
Biotechnology	66.9%
Pharmaceuticals	30.0%
Healthcare-Products	3.0%
Commercial Services	0.1%

ProShares Ultra Consumer Goods (Ticker: UGE)

ProShares Ultra Consumer Goods (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Consumer GoodsSM Index (the "Index"). The Index measures the performance of consumer spending in the goods sector of the U.S. equity market. Component companies include automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing, accessories and footwear.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	70%
Swap Agreements	130%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Procter & Gamble Co. (The)	8.4%
Coca-Cola Co. (The)	5.5%
Philip Morris International, Inc.	5.0%
PepsiCo, Inc.	4.7%
Altria Group, Inc.	2.7%

Dow Jones U.S. Consumer Goods Index – Composition

% of Index
Household Goods	19.0%
Beverages	18.3%
Food Producers	16.6%
Personal Goods	16.2%
Automobiles and Parts	13.8%
Tobacco	12.9%
Leisure Goods	3.2%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2013 (UNAUDITED) :: XXXV

ProShares Ultra Consumer Services (Ticker: UCC)

ProShares Ultra Consumer Services (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Consumer ServicesSM Index (the "Index"). The Index measures the performance of consumer spending in the services sector of the U.S. equity market. Component companies include airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	126%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	4.1%
Wal-Mart Stores, Inc.	3.7%
Comcast Corp., Class A	3.6%
Walt Disney Co. (The)	3.3%
Home Depot, Inc. (The)	3.2%

Dow Jones U.S. Consumer Services Index – Composition

% of Index
General Retailers	37.6%
Media	28.0%
Travel and Leisure	20.6%
Food and Drug Retailers	13.8%

ProShares Ultra Financials (Ticker: UYG)

ProShares Ultra Financials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. FinancialsSM Index (the "Index"). he Index measures the performance of the financial services sector of the U.S. equity market. Component companies include, among others, regional banks, major U.S. domiciled international banks, full line, life, and property and casualty insurance companies, companies that invest, directly or indirectly in real estate, diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisors, securities brokers and dealers including investment banks, merchant banks and online brokers, and publicly traded stock exchanges.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	70%
Swap Agreements	130%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
JPMorgan Chase & Co.	4.4%
Wells Fargo & Co.	4.3%
Berkshire Hathaway, Inc., Class B	4.3%
Bank of America Corp.	3.5%
Citigroup, Inc.	3.3%

Dow Jones U.S. Financials
Index – Composition

% of Index
Banks	32.6%
Financial Services	25.9%
Nonlife Insurance	18.8%
Real Estate Investment Trusts	16.1%
Life Insurance	5.8%
Real Estate Investment & Services	0.8%

ProShares Ultra Health Care (Ticker: RXL)

ProShares Ultra Health Care (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Health CareSM Index (the "Index"). The Index measures the performance of the healthcare sector of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	70%
Swap Agreements	130%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	8.2%
Pfizer, Inc.	6.5%
Merck & Co., Inc.	4.5%
Gilead Sciences, Inc.	3.5%
Amgen, Inc.	2.7%

Dow Jones U.S. Health Care
Index – Composition

% of Index
Pharmaceuticals and Biotechnology	68.3%
Health Care Equipment and Services	31.7%

XXXVI :: NOVEMBER 30, 2013 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra Industrials (Ticker: UXI)

ProShares Ultra Industrials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. IndustrialsSM Index (the "Index"). The Index measures the performance of the industrial sector of the U.S. equity market. Component companies include building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	70%
Swap Agreements	130%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	7.7%
United Technologies Corp.	2.6%
Boeing Co. (The)	2.6%
3M Co.	2.4%
Union Pacific Corp.	2.1%

Dow Jones U.S. Industrials
Index – Composition

% of Index
General Industrials	21.6%
Aerospace and Defense	17.5%
Support Services	16.4%
Industrial Engineering	15.4%
Industrial Transportation	12.8%
Electronic & Electrical Equipment	10.6%
Construction and Materials	5.7%

ProShares Ultra Oil & Gas (Ticker: DIG)

ProShares Ultra Oil & Gas (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Oil & GasSM Index (the "Index"). The Index measures the performance of the oil and gas sector of the U.S. equity market. Component companies include oil drilling equipment and services, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers and service companies.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Swap Agreements	129%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	16.3%
Chevron Corp.	9.4%
Schlumberger Ltd.	4.6%
ConocoPhillips	3.5%
Occidental Petroleum Corp.	3.0%

Dow Jones U.S. Oil & Gas
Index – Composition

% of Index
Oil and Gas Producers	75.3%
Oil Equipment, Services and Distribution	24.5%
Alternative Energy	0.2%

ProShares Ultra Real Estate (Ticker: URE)

ProShares Ultra Real Estate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Real EstateSM Index (the "Index"). The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include, among others, real estate holding and development and real estate services companies and real estate investment trusts.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	200%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Real Estate Index – Composition

% of Index
Real Estate	100%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2013 (UNAUDITED) :: XXXVII

ProShares Ultra KBW Regional Banking (Ticker: KRU)

ProShares Ultra KBW Regional Banking (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the KBW Regional Banking IndexSM (the "Index"). The Index is an equal-weighted index that seeks to provide diverse regional banking exposure. The Index includes stocks of 50 publicly traded companies that do business as regional banks or thrifts. Component companies include leading regional banks or thrifts listed on a U.S. exchange.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Swap Agreements	129%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
First Republic Bank/CA	2.4%
SVB Financial Group	2.2%
Susquehanna Bancshares, Inc.	2.1%
Pinnacle Financial Partners, Inc.	2.1%
Texas Capital Bancshares, Inc.	2.1%

KBW Regional Banking
Index – Composition

% of Index
Financials	100.0%

ProShares Ultra Semiconductors (Ticker: USD)

ProShares Ultra Semiconductors (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. SemiconductorsSM Index (the "Index"). The Index measures the performance of the semiconductor sub-sector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and mother-boards.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	128%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	21.4%
Texas Instruments, Inc.	8.5%
Micron Technology, Inc.	3.9%
Applied Materials, Inc.	3.7%
SanDisk Corp.	2.8%

Dow Jones U.S. Semiconductors
Index – Composition

% of Index
Semiconductors	100.0%

ProShares Ultra Technology (Ticker: ROM)

ProShares Ultra Technology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. TechnologySM Index (the "Index"). The Index measures the performance of the technology sector of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	70%
Swap Agreements	130%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	12.5%
Google, Inc., Class A	7.4%
Microsoft Corp.	7.2%
International Business Machines Corp.	4.6%
QUALCOMM, Inc.	3.1%

Dow Jones U.S. Technology
Index – Composition

% of Index
Technology Hardware and Equipment	50.9%
Technology Hardware and Equipment	49.1%

XXXVIII :: NOVEMBER 30, 2013 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra Telecommunications (Ticker: LTL)

ProShares Ultra Telecommunications (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Select TelecommunicationsSM Index (the "Index"). The Index is a measure of U.S. stock market performance of fixed-line (regional and long-distance carriers) and mobile telephone services (cellular, satellite and paging services).

Market Exposure

Investment Type	% of Net Assets
Equity Securities	69%
Swap Agreements	131%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
AT&T, Inc.	8.8%
Verizon Communications, Inc.	8.0%
Crown Castle International Corp.	5.5%
CenturyLink, Inc.	4.4%
SBA Communications Corp., Class A	4.0%

Dow Jones U.S. Select Telecommunications
Index – Composition

% of Index
Fixed Line Telecommunications	57.2%
Mobile Telecommunications	42.8%

ProShares Ultra Utilities (Ticker: UPW)

ProShares Ultra Utilities (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. UtilitiesSM Index (the "Index"). The Index measures the performance of the utilities sector of the U.S. equity market. Component companies include electric utilities, gas utilities and water utilities.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	127%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Duke Energy Corp.	6.0%
Dominion Resources, Inc.	4.5%
NextEra Energy, Inc.	4.3%
Southern Co. (The)	4.3%
Exelon Corp.	2.8%

Dow Jones U.S. Utilities
Index – Composition

% of Index
Electricity	66.0%
Gas, Water & Multi Utilities	34.0%

ProShares UltraPro Financials (Ticker: FINU)

ProShares UltraPro Financials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Dow Jones U.S. FinancialsSM Index (the "Index"). The Index measures the performance of the financial services sector of the U.S. equity market. Component companies include, among others, regional banks, major U.S. domiciled international banks, full line, life, property and casualty insurance companies, companies that invest, directly or indirectly in real estate, diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisors, securities brokers and dealers including investment banks, merchant banks and online brokers, and publicly traded stock exchanges.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	224%
Futures Contracts	—
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
JPMorgan Chase & Co.	4.7%
Wells Fargo & Co.	4.7%
Berkshire Hathaway, Inc., Class B	4.6%
Bank of America Corp.	3.7%
Citigroup, Inc.	3.5%

Dow Jones U.S. Financials
Index – Composition

% of Index
Banks	32.6%
Financial Services	25.9%
Nonlife Insurance	18.8%
Real Estate Investment Trusts	16.1%
Life Insurance	5.8%
Real Estate Investment & Services	0.8%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2013 (UNAUDITED) :: XXXIX

ProShares Ultra MSCI EAFE (Ticker: EFO)

ProShares Ultra MSCI EAFE (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI EAFE Index® (the "Index"). The Index includes 85% of free float-adjusted market capitalization in each industry group in developed market countries, excluding the U.S. and Canada.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	200%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
United Kingdom	21.7%
Japan	21.0%
Other	12.0%
France	10.0%
Germany	9.3%
Switzerland	8.9%
Australia	7.7%
Spain	3.3%
Sweden	3.2%
Hong Kong	2.9%

MSCI EAFE Index – Composition

% of Index
Financials	25.4%
Consumer, Non-cyclical	22.0%
Consumer, Cyclical	12.4%
Industrials	11.7%
Communications	8.0%
Basic Materials	7.4%
Energy	6.6%
Utilities	3.6%
Technology	2.3%
Diversified	0.6%

ProShares Ultra MSCI Emerging Markets (Ticker: EET)

ProShares Ultra MSCI Emerging Markets (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Emerging Markets Index® (the "Index"). The Index includes 85% of free float-adjusted market capitalization in each industry group in emerging markets countries.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	200%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets
Index – Country

% of Index
China	20.2%
Korea	16.1%
Other	13.1%
Taiwan	11.3%
Brazil	11.1%
South Africa	7.2%
India	6.0%
Russia	5.9%
Mexico	5.3%
Malaysia	3.8%

MSCI Emerging Markets
Index – Composition

% of Index
Financials	26.6%
Communications	11.4%
Technology	10.9%
Energy	10.8%
Consumer, Non-cyclical	10.3%
Consumer, Cyclical	8.9%
Basic Materials	8.5%
Industrials	7.2%
Utilities	3.3%
Diversified	2.1%

ProShares Ultra FTSE Europe (Ticker: UPV)

ProShares Ultra FTSE Europe (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the FTSE Developed Europe Index® (the "Index). The Index is comprised of large- and mid-cap stocks and targets the performance of approximately 500 large- and mid-cap companies. The Index utilizes free float-adjusted market capitalizations and components are screened for liquidity.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	200%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE Developed Europe
Index – Country

% of Index
United Kingdom	24.8%
France	16.2%
Germany	12.6%
Other	11.0%
Switzerland	8.6%
Sweden	7.2%
Italy	6.4%
Spain	5.2%
Netherlands	5.0%
Denmark	3.0%

FTSE Developed Europe
Index – Composition

% of Index
Consumer, Non-cyclical	27.1%
Financials	21.9%
Industrials	10.4%
Energy	9.1%
Communications	8.9%
Consumer, Cyclical	8.5%
Basic Materials	7.6%
Utilities	3.8%
Technology	2.3%
Diversified	0.4%

XL :: NOVEMBER 30, 2013 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra MSCI Pacific ex-Japan (Ticker: UXJ)

ProShares Ultra MSCI Pacific ex-Japan (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Pacific ex-Japan Index® (the "Index"). The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the developed markets in the Pacific region, excluding Japan.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	201%
Futures Contracts	—
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Pacific ex-Japan Index – Country

% of Index
Australia	63.1%
Hong Kong	23.5%
Singapore	12.4%
New Zealand	1.0%

MSCI Pacific ex-Japan
Index – Composition

% of Index
Financials	51.7%
Basic Materials	10.5%
Consumer, Cyclical	8.9%
Consumer, Non-cyclical	8.3%
Industrials	5.5%
Diversified	4.2%
Utilities	4.0%
Communications	3.9%
Energy	2.6%
Technology	0.4%

ProShares Ultra MSCI Brazil Capped (Ticker: UBR)

ProShares Ultra MSCI Brazil Capped (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Brazil 25/50 Index® (the "Index"). The Index is a free-float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Brazilian market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	200%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Brazil 25/50 Index – Composition

% of Index
Financials	26.3%
Consumer, Non-cyclical	24.8%
Basic Materials	18.1%
Energy	11.9%
Utilities	6.4%
Consumer, Cyclical	3.8%
Industrials	3.2%
Communications	3.1%
Diversified	1.8%
Technology	0.6%

ProShares Ultra FTSE China 25 (Ticker: XPP)

ProShares Ultra FTSE China 25 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the FTSE China 25 Index® (the "Index"). The Index is comprised of 25 of the largest and most liquid Chinese stocks listed on the Hong Kong Stock Exchange.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	200%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE China 25 Index – Composition

% of Index
Financials	57.3%
Communications	22.5%
Energy	15.9%
Consumer, Cyclical	2.5%
Industrials	1.8%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2013 (UNAUDITED) :: XLI

ProShares Ultra MSCI Japan (Ticker: EZJ)

ProShares Ultra MSCI Japan (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Japan Index® (the "Index"). The Index includes 85% of free float-adjusted market capitalization in each industry group in Japan.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	200%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Japan Index – Composition

% of Index
Consumer, Cyclical	27.1%
Financials	20.8%
Industrials	19.7%
Consumer, Non-cyclical	12.7%
Communications	7.2%
Basic Materials	5.5%
Technology	3.3%
Utilities	2.6%
Energy	1.1%

ProShares Ultra MSCI Mexico Capped IMI (Ticker: UMX)

ProShares Ultra MSCI Mexico Capped IMI (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the MSCI Mexico IMI 25/50 Index® (the "Index"). The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the Mexican equity market by capturing 99% of the (publicly available) total market capitalization.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	200%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Mexico IMI 25/50 Index – Composition

% of Index
Communications	25.2%
Financials	19.6%
Consumer, Non-cyclical	18.0%
Consumer, Cyclical	10.6%
Basic Materials	10.4%
Industrials	10.4%
Diversified	5.8%

ProShares Ultra 7-10 Year Treasury (Ticker: UST)

ProShares Ultra 7-10 Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Barclays U.S. 7-10 Year Treasury Bond Index (the "Index"). The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of between 7 and 10 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding.

Market Exposure

Investment Type	% of Net Assets
Long-Term U.S. Treasury Obligations	42%
Swap Agreements	156%
Futures Contracts	2%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays U.S. 7-10 Year Treasury Bond
Index – Composition

% of Index
7-10 Year U.S. Treasury	100.0%

XLII :: NOVEMBER 30, 2013 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra 20+ Year Treasury (Ticker: UBT)

ProShares Ultra 20+ Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Barclays U.S. 20+ Year Treasury Bond Index (the "Index"). The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding.

Market Exposure

Investment Type	% of Net Assets
Long-Term U.S. Treasury Obligations	19%
Swap Agreements	181%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays U.S. 20 Year Treasury Bond
Index – Composition

% of Index
20+ Year U.S. Treasury	100.0%

ProShares Ultra High Yield (Ticker: UJB)

ProShares Ultra High Yield (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the Markit iBoxx $ Liquid High Yield Index (the "Index"). The Index is a modified market-value weighted index designed to provide a balanced representation of U.S. dollar-denominated high yield corporate bonds for sale within the United States by means of including the most liquid high yield corporate bonds available as determined by the index provider.

Market Exposure

Investment Type	% of Net Assets
Corporate Bonds	4%
Swap Agreements	195%
Futures Contracts	—
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Markit iBoxx $ Liquid High Yield
Index – Composition

% of Index
High Yield	100%

ProShares Ultra Investment Grade Corporate (Ticker: IGU)

ProShares Ultra Investment Grade Corporate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the Markit iBoxx $ Liquid Investment Grade Index (the "Index"). The Index is a modified market-value weighted index designed to provide a balanced representation of U.S. dollar-denominated investment grade corporate bonds publicly offered in the United States by means of including the most liquid investment grade corporate bonds available as determined by the index provider.

Market Exposure

Investment Type	% of Net Assets
Corporate Bonds	—
Equity Securities	22%
Swap Agreements	178%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Markit iBoxx $ Liquid Investment Grade
Index – Composition

% of Index
Investment Grade	100.0%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2013 (UNAUDITED) :: XLIII

EXPENSE EXAMPLES

XLIV :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended, November 30, 2013.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended, November 30, 2013.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation or redemption fees, or brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 11/30/13	Expenses Paid During the Period*	Annualized Expense Ratio During Period
USD Covered Bond
Actual	$1,000.00	$1,003.50	$1.76	0.35%
Hypothetical	$1,000.00	$1,023.31	$1.78	0.35%
German Sovereign/Sub-Sovereign ETF
Actual	$1,000.00	$1,045.40	$2.31	0.45%
Hypothetical	$1,000.00	$1,022.81	$2.28	0.45%
High Yield-Interest Rate Hedged
Actual	$1,000.00	$1,019.10	$2.53	0.50%
Hypothetical	$1,000.00	$1,022.56	$2.54	0.50%
Investment Grade-Interest Rate Hedged (a)
Actual	$1,000.00	$1,005.10	$0.21	0.30%
Hypothetical	$1,000.00	$1,023.56	$1.52	0.30%
Short Term USD Emerging Markets Bond ETF (b)
Actual	$1,000.00	$998.80	$0.15	0.50%
Hypothetical	$1,000.00	$1,022.56	$2.54	0.50%
Global Listed Private Equity ETF
Actual	$1,000.00	$1,153.70	$3.24	0.60%
Hypothetical	$1,000.00	$1,022.06	$3.04	0.60%
Hedge Replication ETF
Actual	$1,000.00	$1,025.70	$4.82	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Large Cap Core Plus
Actual	$1,000.00	$1,123.90	$2.40	0.45%
Hypothetical	$1,000.00	$1,022.81	$2.28	0.45%

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: XLV

	Beginning Account Value	Ending Account Value 11/30/13	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Merger ETF
Actual	$1,000.00	$997.80	$3.76	0.75%
Hypothetical	$1,000.00	$1,021.31	$3.80	0.75%
RAFI® Long/Short
Actual	$1,000.00	$1,028.20	$4.83	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
S&P 500 Aristocrats ETF (c)
Actual	$1,000.00	$1,084.40	$0.52	0.35%
Hypothetical	$1,000.00	$1,023.31	$1.78	0.35%
30 Year TIPS/TSY Spread
Actual	$1,000.00	$977.40	$3.72	0.75%
Hypothetical	$1,000.00	$1,021.31	$3.80	0.75%
Short 30 Year TIPS/TSY Spread
Actual	$1,000.00	$1,004.70	$3.77	0.75%
Hypothetical	$1,000.00	$1,021.31	$3.80	0.75%
UltraPro 10 Year TIPS/TSY Spread
Actual	$1,000.00	$950.20	$3.67	0.75%
Hypothetical	$1,000.00	$1,021.31	$3.80	0.75%
UltraPro Short 10 Year TIPS/TSY Spread
Actual	$1,000.00	$1,029.50	$3.82	0.75%
Hypothetical	$1,000.00	$1,021.31	$3.80	0.75%
Short S&P500®				GEARED PROSHARES
Actual	$1,000.00	$885.60	$4.25	0.90%
Hypothetical	$1,000.00	$1,020.56	$4.56	0.90%
Short QQQ®
Actual	$1,000.00	$838.50	$4.38	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short Dow30SM
Actual	$1,000.00	$920.30	$4.57	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short MidCap400
Actual	$1,000.00	$889.50	$4.50	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short Russell2000
Actual	$1,000.00	$840.30	$4.38	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short SmallCap600
Actual	$1,000.00	$821.90	$4.34	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Russell3000
Actual	$1,000.00	$769.00	$4.21	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

XLVI :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

	Beginning Account Value	Ending Account Value 11/30/13	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraShort S&P500®
Actual	$1,000.00	$781.00	$4.02	0.90%
Hypothetical	$1,000.00	$1,020.56	$4.56	0.90%
UltraShort QQQ®
Actual	$1,000.00	$700.40	$4.05	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Dow30SM
Actual	$1,000.00	$846.00	$4.40	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MidCap400
Actual	$1,000.00	$787.50	$4.26	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Russell2000
Actual	$1,000.00	$700.80	$4.05	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort SmallCap600
Actual	$1,000.00	$670.50	$3.98	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Short S&P500®
Actual	$1,000.00	$683.90	$3.88	0.92%
Hypothetical	$1,000.00	$1,020.46	$4.66	0.92%
UltraPro Short QQQ®
Actual	$1,000.00	$580.20	$3.76	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Short Dow30SM
Actual	$1,000.00	$773.20	$4.22	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Short MidCap400
Actual	$1,000.00	$689.00	$4.02	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Short Russell2000
Actual	$1,000.00	$578.00	$3.76	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Russell1000 Value
Actual	$1,000.00	$797.10	$4.28	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Russell1000 Growth
Actual	$1,000.00	$750.40	$4.17	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Russell MidCap Value
Actual	$1,000.00	$792.90	$4.27	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: XLVII

	Beginning Account Value	Ending Account Value 11/30/13	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraShort Russell MidCap Growth
Actual	$1,000.00	$754.40	$4.18	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Russell2000 Value
Actual	$1,000.00	$727.50	$4.11	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Russell2000 Growth
Actual	$1,000.00	$672.70	$3.98	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short Basic Materials
Actual	$1,000.00	$896.10	$4.52	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short Financials
Actual	$1,000.00	$902.30	$4.53	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short Oil & Gas
Actual	$1,000.00	$907.50	$4.54	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short Real Estate
Actual	$1,000.00	$1,041.60	$4.86	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short KBW Regional Banking
Actual	$1,000.00	$777.50	$4.23	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Basic Materials
Actual	$1,000.00	$797.60	$4.28	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Nasdaq Biotechnology
Actual	$1,000.00	$585.50	$3.78	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Consumer Goods
Actual	$1,000.00	$797.60	$4.28	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Consumer Services
Actual	$1,000.00	$702.30	$4.05	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Financials
Actual	$1,000.00	$808.00	$4.31	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Health Care
Actual	$1,000.00	$726.90	$4.11	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

XLVIII :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

	Beginning Account Value	Ending Account Value 11/30/13	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraShort Industrials
Actual	$1,000.00	$718.90	$4.09	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Oil & Gas
Actual	$1,000.00	$819.80	$4.33	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Real Estate
Actual	$1,000.00	$1,071.10	$4.93	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Semiconductors
Actual	$1,000.00	$821.70	$4.34	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Technology
Actual	$1,000.00	$776.60	$4.23	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Telecommunications
Actual	$1,000.00	$778.60	$4.24	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Utilities
Actual	$1,000.00	$907.40	$4.54	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Short Financials
Actual	$1,000.00	$716.80	$4.09	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short MSCI EAFE
Actual	$1,000.00	$874.80	$4.46	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short MSCI Emerging Markets
Actual	$1,000.00	$929.40	$4.59	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short FTSE China 25
Actual	$1,000.00	$839.10	$4.38	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MSCI EAFE
Actual	$1,000.00	$760.80	$4.19	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MSCI Emerging Markets
Actual	$1,000.00	$846.50	$4.40	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort FTSE Europe
Actual	$1,000.00	$727.60	$4.11	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: XLIX

	Beginning Account Value	Ending Account Value 11/30/13	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraShort MSCI Pacific ex-Japan
Actual	$1,000.00	$838.60	$4.38	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MSCI Brazil Capped
Actual	$1,000.00	$1,023.70	$4.82	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort FTSE China 25
Actual	$1,000.00	$688.50	$4.02	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MSCI Japan
Actual	$1,000.00	$733.50	$4.13	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MSCI Mexico Capped IMI
Actual	$1,000.00	$901.50	$4.53	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short 7-10 Year Treasury
Actual	$1,000.00	$1,015.40	$4.80	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short 20+ Year Treasury
Actual	$1,000.00	$1,059.80	$4.91	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short High Yield
Actual	$1,000.00	$947.80	$4.64	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short Investment Grade Corporate
Actual	$1,000.00	$994.30	$4.75	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort 3-7 Year Treasury
Actual	$1,000.00	$989.80	$4.74	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort 7-10 Year Treasury
Actual	$1,000.00	$1,033.00	$4.84	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort 20+ Year Treasury
Actual	$1,000.00	$1,119.30	$4.89	0.92%
Hypothetical	$1,000.00	$1,020.46	$4.66	0.92%
UltraShort TIPS
Actual	$1,000.00	$1,060.70	$4.91	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Short 20+ Year Treasury
Actual	$1,000.00	$1,169.40	$5.17	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

L :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

	Beginning Account Value	Ending Account Value 11/30/13	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra Russell3000
Actual	$1,000.00	$1,249.40	$5.36	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra S&P500®
Actual	$1,000.00	$1,235.80	$5.04	0.90%
Hypothetical	$1,000.00	$1,020.56	$4.56	0.90%
Ultra QQQ®
Actual	$1,000.00	$1,369.30	$5.64	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Dow30SM
Actual	$1,000.00	$1,144.10	$5.11	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra MidCap400
Actual	$1,000.00	$1,205.80	$5.25	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Russell2000
Actual	$1,000.00	$1,347.20	$5.59	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra SmallCap600
Actual	$1,000.00	$1,411.30	$5.74	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro S&P500®
Actual	$1,000.00	$1,362.30	$5.63	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro QQQ®
Actual	$1,000.00	$1,583.50	$6.15	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Dow30SM
Actual	$1,000.00	$1,213.00	$5.27	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro MidCap400
Actual	$1,000.00	$1,311.90	$5.51	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Russell2000
Actual	$1,000.00	$1,538.50	$6.05	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Russell1000 Value
Actual	$1,000.00	$1,204.90	$5.25	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Russell1000 Growth
Actual	$1,000.00	$1,278.50	$5.43	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: LI

	Beginning Account Value	Ending Account Value 11/30/13	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra Russell MidCap Value
Actual	$1,000.00	$1,200.30	$5.24	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Russell MidCap Growth
Actual	$1,000.00	$1,262.90	$5.39	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Russell2000 Value
Actual	$1,000.00	$1,301.80	$5.48	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Russell2000 Growth
Actual	$1,000.00	$1,385.90	$5.68	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Basic Materials
Actual	$1,000.00	$1,182.30	$5.20	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Nasdaq Biotechnology
Actual	$1,000.00	$1,513.80	$5.99	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Consumer Goods
Actual	$1,000.00	$1,202.50	$5.25	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Consumer Services
Actual	$1,000.00	$1,360.00	$5.62	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Financials
Actual	$1,000.00	$1,172.90	$5.17	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Health Care
Actual	$1,000.00	$1,311.10	$5.50	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Industrials
Actual	$1,000.00	$1,322.70	$5.53	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Oil & Gas
Actual	$1,000.00	$1,157.20	$5.14	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Real Estate
Actual	$1,000.00	$859.30	$4.43	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra KBW Regional Banking
Actual	$1,000.00	$1,556.80	$6.09	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

LII :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

	Beginning Account Value	Ending Account Value 11/30/13	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra Semiconductors
Actual	$1,000.00	$1,135.50	$5.09	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Technology
Actual	$1,000.00	$1,229.80	$5.31	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Telecommunications
Actual	$1,000.00	$1,212.90	$5.27	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Utilities
Actual	$1,000.00	$1,048.80	$4.88	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Financials
Actual	$1,000.00	$1,251.30	$5.36	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra MSCI EAFE
Actual	$1,000.00	$1,239.40	$5.33	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra MSCI Emerging Markets
Actual	$1,000.00	$1,054.80	$4.89	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra FTSE Europe
Actual	$1,000.00	$1,294.70	$5.46	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra MSCI Pacific ex-Japan
Actual	$1,000.00	$1,101.00	$5.00	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra MSCI Brazil Capped
Actual	$1,000.00	$853.50	$4.41	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra FTSE China 25
Actual	$1,000.00	$1,284.80	$5.44	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra MSCI Japan
Actual	$1,000.00	$1,209.00	$5.26	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra MSCI Mexico Capped IMI
Actual	$1,000.00	$946.80	$4.64	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra 7-10 Year Treasury
Actual	$1,000.00	$945.60	$4.63	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: LIII

	Beginning Account Value	Ending Account Value 11/30/13	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra 20+ Year Treasury
Actual	$1,000.00	$852.70	$4.41	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra High Yield
Actual	$1,000.00	$1,064.70	$4.92	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Investment Grade Corporate
Actual	$1,000.00	$974.80	$4.70	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

(a)  The Fund commenced operations on November 5, 2013. Actual Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 25 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one-half year period).

(b)  The Fund commenced operations on November 19, 2013. Actual Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 11 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one-half year period).

(c)  The Fund commenced operations on October 9, 2013. Actual Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 52 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one-half year period).

LIV :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

SCHEDULE OF PORTFOLIO INVESTMENTS

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: 1

Principal Amount		Value
	Corporate Bonds — 98.9%
	Commercial Banks — 94.4%
	Australia & New Zealand Banking Group Ltd.
$250,000	2.40%, due 11/23/16 (a)	$260,629
	Bank of Montreal
350,000	2.85%, due 06/09/15 (a)	362,700
	Bank of Nova Scotia
251,000	1.65%, due 10/29/15 (a)	256,582
265,000	1.95%, due 01/30/17 (a)	273,634
	Bank of Scotland PLC
270,000	5.25%, due 02/21/17 (a)	303,467
	Canadian Imperial Bank of Commerce
221,000	2.60%, due 07/02/15 (a)	228,661
	Commonwealth Bank of Australia
275,000	0.75%, due 01/15/16 (a)	275,462
	Credit Mutuel - CIC Home Loan SFH
200,000	1.50%, due 11/16/17 (a)	199,905
	Credit Suisse AG/Guernsey
290,000	2.60%, due 05/27/16 (a)	303,015
	DNB Boligkreditt AS
293,000	2.10%, due 10/14/15 (a)	301,028
	National Australia Bank Ltd.
275,000	2.00%, due 06/20/17 (a)	282,525
	National Bank of Canada
282,000	2.20%, due 10/19/16 (a)	293,133
	Norddeutsche Landesbank Girozentrale
200,000	0.88%, due 10/16/15 (a)	200,867
	Nordea Eiendomskreditt AS
300,000	2.13%, due 09/22/16 (a)	310,902
	Royal Bank of Canada
200,000	1.20%, due 09/19/17	199,574
325,000	2.00%, due 10/01/18	328,134
	Skandinaviska Enskilda Banken AB
200,000	1.38%, due 05/29/18 (a)	197,338
	SpareBank 1 Boligkreditt AS
240,000	1.75%, due 11/15/19 (a)	232,162
	Stadshypotek AB
280,000	1.88%, due 10/02/19 (a)	274,912
	Swedbank Hypotek AB
200,000	2.95%, due 03/28/16 (a)	210,191
	Toronto-Dominion Bank (The)
320,000	1.63%, due 09/14/16 (a)	327,508
200,000	1.50%, due 03/13/17 (a)	203,840
	Westpac Banking Corp.
200,000	2.45%, due 11/28/16 (a)	208,890
200,000	1.38%, due 05/30/18 (a)	197,342
		6,232,401
Principal Amount		Value
	Corporate Bonds (continued)
	Diversified Financial Services — 4.5%
	Caisse Centrale Desjardins
$288,000	2.55%, due 03/24/16 (a)	$300,947
	Total Corporate Bonds (Cost $6,506,995)	6,533,348
	U.S. Government & Agency Security — 0.3%
	Federal Home Loan Bank
21,969	0.00%, due 12/02/13	21,969
	Total U.S. Government & Agency Security (Cost $21,969)	21,969
	Repurchase Agreements (b) — 0.6%
37,072	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $37,072	37,072
	Total Repurchase Agreements (Cost $37,072)	37,072
	Total Investment Securities (Cost $6,566,036) — 99.8%	6,592,389
	Other assets less liabilities — 0.2%	11,324
	Net Assets — 100.0%	$6,603,713

(a)  Security is not registered for public sale, but may be sold to qualified institutional buyers under Rule 144A under the Securities Act of 1933. Unless otherwise noted, these securities are deemed to be liquid.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,450
Aggregate gross unrealized depreciation	(7,097)
Net unrealized appreciation	$26,353
Federal income tax cost of investments	$6,566,036

See accompanying notes to the financial statements.

2 :: COBO USD COVERED BOND :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

USD Covered Bond invested, as a percentage of net assets, in the following countries as of November 30, 2013:

Canada	42.0%
Australia	18.6%
Norway	12.8%
Sweden	10.3%
United Kingdom	4.6%
Switzerland	4.6%
Germany	3.0%
France	3.0%
Other[1]	1.1%
100.0%

1  Includes any non fixed-income securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUSTSCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: USD COVERED BOND 3

Principal Amount			Value
		Sovereign Governments & Agencies — 86.7%
		Germany — 86.7%
		Bund Laender Anleihe
EUR	120,000	1.50%, due 07/15/20	$164,666
		Bundesrepublik Deutschland
	133,000	4.00%, due 07/04/16	198,959
	126,000	3.75%, due 01/04/19	198,019
	129,000	3.50%, due 07/04/19	201,797
	146,000	1.75%, due 07/04/22	203,306
	117,000	4.00%, due 01/04/37	197,714
		Free State of Bavaria
	45,000	3.50%, due 01/27/16	65,535
	44,000	4.13%, due 01/16/17	66,692
		Gemeinsame Deutsche Bundeslaender
	59,000	3.00%, due 05/17/16	85,462
	61,000	1.63%, due 01/26/17	85,828
		KFW
	137,000	3.13%, due 04/08/16	199,016
	134,000	3.13%, due 06/15/18	201,204
	127,000	3.88%, due 01/21/19	198,025
	141,000	1.88%, due 03/20/19	200,610
	129,000	3.38%, due 01/18/21	198,696
		State of Baden-Wurttemberg
	55,000	4.25%, due 01/04/18	85,495
	55,000	4.00%, due 01/22/19	86,024
		State of Berlin
	69,000	3.75%, due 03/23/15	98,228
	68,000	3.13%, due 09/14/15	97,268
		State of Brandenburg
	42,000	1.50%, due 02/12/20	57,677
	37,000	3.50%, due 06/15/21	56,957
		State of Hesse
	50,000	2.75%, due 05/30/16	72,092
	49,000	3.00%, due 08/23/21	73,265
		State of Lower Saxony
	57,000	3.50%, due 02/22/16	83,018
	53,000	4.25%, due 02/27/18	82,305
		State of North Rhine-Westphalia
	67,000	3.50%, due 11/16/15	96,918
	73,000	1.88%, due 09/15/22	99,192
		State of Rhineland-Palatinate
	42,000	2.88%, due 03/03/17	61,305
	46,000	1.25%, due 01/16/20	62,432
		State of Saxony-Anhalt
	36,000	3.75%, due 04/06/21	56,296
	43,000	1.63%, due 04/25/23	57,066
			3,691,067
		Total Sovereign Governments & Agencies (Cost $3,615,718)	3,691,067
Principal Amount			Value
		Corporate Bonds — 11.0%
		Banks — 11.0%
		Landeskreditbank Baden- Wuerttemberg Foerderbank
EUR	48,000	3.50%, due 07/04/16	$70,531
	52,000	0.75%, due 12/12/17	70,879
		Landwirtschaftliche Rentenbank
	46,000	1.88%, due 05/11/20	64,887
	43,000	2.88%, due 08/30/21	64,226
		NRW Bank
	71,000	1.13%, due 07/08/15	97,967
	71,000	1.00%, due 11/10/15	97,983
			466,473
		Total Corporate Bonds (Cost $457,318)	466,473
		U.S. Government & Agency Security — 0.3%
		Federal Home Loan Bank
	$12,934	0.00%, due 12/02/13	12,934
		Total U.S. Government & Agency Security (Cost $12,934)	12,934
		Repurchase Agreements (a) — 0.5%
	21,825	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $21,825	21,825
		Total Repurchase Agreements (Cost $21,825)	21,825
		Total Investment Securities (Cost $4,107,795) — 98.5%	4,192,299
		Other assets less liabilities — 1.5%	64,363
		Net Assets — 100.0%	$4,256,662

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

EUR  Euro

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$115,808
Aggregate gross unrealized depreciation	(31,304)
Net unrealized appreciation	$84,504
Federal income tax cost of investments	$4,107,795

See accompanying notes to the financial statements.

4 :: GGOV GERMAN SOVEREIGN/SUB-SOVEREIGN ETF :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Corporate Bonds — 93.1%
	Aerospace & Defense — 2.5%
	B/E Aerospace, Inc.
$507,000	5.25%, due 04/01/22	$519,675
	Bombardier, Inc.
210,000	6.13%, due 01/15/23 (a)	208,950
	TransDigm, Inc.
332,000	7.75%, due 12/15/18	356,900
		1,085,525
	Auto Components — 0.5%
	Goodyear Tire & Rubber Co. (The)
180,000	8.25%, due 08/15/20	202,500
	Automobiles — 2.9%
	Chrysler Group LLC/CG Co.-Issuer, Inc.
610,000	8.25%, due 06/15/21	693,875
	General Motors Co.
564,000	4.88%, due 10/02/23 (a)	567,525
		1,261,400
	Beverages — 0.4%
	Constellation Brands, Inc.
180,000	4.25%, due 05/01/23	169,200
	Building Products — 0.3%
	Building Materials Corp. of America
120,000	6.75%, due 05/01/21 (a)	129,300
	Chemicals — 2.0%
	Ashland, Inc.
125,000	4.75%, due 08/15/22	119,063
	Hexion US Finance Corp.
175,000	6.63%, due 04/15/20	178,281
	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
395,000	8.88%, due 02/01/18	410,306
	Rockwood Specialties Group, Inc.
150,000	4.63%, due 10/15/20	154,125
		861,775
	Commercial Banks — 1.9%
	CIT Group, Inc.
353,000	4.25%, due 08/15/17	369,238
419,000	5.50%, due 02/15/19 (a)	451,473
		820,711
	Commercial Services & Supplies — 1.8%
	ADT Corp. (The)
100,000	6.25%, due 10/15/21 (a)	104,375
60,000	3.50%, due 07/15/22	52,526
Principal Amount		Value
	Corporate Bonds (continued)
	Iron Mountain, Inc.
$273,000	5.75%, due 08/15/24	$255,255
	Laureate Education, Inc.
345,000	9.25%, due 09/01/19 (a)	377,775
		789,931
	Communications Equipment — 2.2%
	Avaya, Inc.
190,000	7.00%, due 04/01/19 (a)	184,775
587,000	10.50%, due 03/01/21 (a)	531,235
	CommScope, Inc.
220,000	8.25%, due 01/15/19 (a)	242,000
		958,010
	Consumer Finance — 1.8%
	Ally Financial, Inc.
418,000	8.30%, due 02/12/15	451,440
270,000	8.00%, due 11/01/31	321,975
		773,415
	Containers & Packaging — 1.1%
	Ball Corp.
322,000	4.00%, due 11/15/23	288,995
	Crown Americas LLC/Crown Americas Capital Corp. IV
190,000	4.50%, due 01/15/23	176,225
		465,220
	Distributors — 0.6%
	AmeriGas Finance LLC/AmeriGas Finance Corp.
250,000	7.00%, due 05/20/22	270,625
	Diversified Financial Services — 0.7%
	Denali Borrower LLC/Denali Finance Corp.
333,000	5.63%, due 10/15/20 (a)	328,005
	Diversified Telecommunication Services — 5.6%
	CCO Holdings LLC/CCO Holdings Capital Corp.
265,000	7.00%, due 01/15/19	279,906
350,000	6.50%, due 04/30/21	365,313
	Frontier Communications Corp.
480,000	8.50%, due 04/15/20	549,600
	Level 3 Financing, Inc.
325,000	8.13%, due 07/01/19	355,875
	UPCB Finance III Ltd.
175,000	6.63%, due 07/01/20 (a)	186,375
	Virgin Media Secured Finance PLC
400,000	5.38%, due 04/15/21 (a)	407,000

See accompanying notes to the financial statements.

PROSHARES TRUSTSCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: HIGH YIELD—INTEREST RATE HEDGED 5

Principal Amount		Value
	Corporate Bonds (continued)
	Windstream Corp.
$240,000	7.88%, due 11/01/17	$275,400
		2,419,469
	Electric Utilities — 1.9%
	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.
703,000	12.25%, due 03/01/22 (a)	815,480
	Electronic Equipment, Instruments & Components — 0.7%
	CDW LLC/CDW Finance Corp.
290,000	8.50%, due 04/01/19	322,262
	Food & Staples Retailing — 0.8%
	US Foods, Inc.
320,000	8.50%, due 06/30/19	341,600
	Food Products — 3.7%
	ARAMARK Corp.
220,000	5.75%, due 03/15/20 (a)	229,350
	Del Monte Corp.
394,000	7.63%, due 02/15/19	409,760
	Hawk Acquisition Sub, Inc.
440,000	4.25%, due 10/15/20 (a)	423,500
	Post Holdings, Inc.
418,000	7.38%, due 02/15/22	443,080
	Smithfield Foods, Inc.
100,000	6.63%, due 08/15/22	105,625
		1,611,315
	Gas Utilities — 1.8%
	Sabine Pass Liquefaction LLC
513,000	5.63%, due 02/01/21 (a)	506,587
295,000	5.63%, due 04/15/23 (a)	279,513
		786,100
	Health Care Equipment & Supplies — 1.3%
	Biomet, Inc.
340,000	6.50%, due 08/01/20	360,400
	Hologic, Inc.
194,000	6.25%, due 08/01/20	204,670
		565,070
	Health Care Providers & Services — 6.6%
	CHS/Community Health Systems, Inc.
293,000	5.13%, due 08/15/18	304,720
643,000	8.00%, due 11/15/19	699,263
	HCA, Inc.
403,000	6.50%, due 02/15/20	444,811
190,000	7.50%, due 02/15/22	211,375
Principal Amount		Value
	Corporate Bonds (continued)
	Kinetic Concepts, Inc./KCI USA Inc.
$390,000	10.50%, due 11/01/18	$445,575
	Tenet Healthcare Corp.
175,000	6.00%, due 10/01/20 (a)	182,875
555,000	8.13%, due 04/01/22	602,175
		2,890,794
	Hotels, Restaurants & Leisure — 3.4%
	Caesars Entertainment Operating Co., Inc.
428,000	11.25%, due 06/01/17	435,490
	Hilton Worldwide Finance LLC/ Hilton Worldwide Finance Corp.
175,000	5.63%, due 10/15/21 (a)	178,500
	MGM Resorts International
315,000	6.63%, due 12/15/21	331,537
186,000	7.75%, due 03/15/22	206,460
	Pinnacle Entertainment, Inc.
305,000	7.50%, due 04/15/21	330,925
		1,482,912
	Household Products — 2.3%
	Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC/ Reynolds Group Issuer Lu
537,000	9.88%, due 08/15/19	596,070
389,000	5.75%, due 10/15/20	398,725
		994,795
	Independent Power Producers & Energy Traders — 4.0%
	Calpine Corp.
557,000	7.50%, due 02/15/21 (a)	607,130
585,000	7.88%, due 01/15/23 (a)	640,575
	NRG Energy, Inc.
220,000	7.63%, due 01/15/18	250,800
220,000	7.88%, due 05/15/21	245,300
		1,743,805
	Internet Software & Services — 0.4%
	Equinix, Inc.
180,000	5.38%, due 04/01/23	176,850
	IT Services — 3.1%
	First Data Corp.
141,000	11.25%, due 03/31/16	142,939
857,000	12.63%, due 01/15/21	1,004,832
	SunGard Data Systems, Inc.
180,000	6.63%, due 11/01/19	187,875
		1,335,646

See accompanying notes to the financial statements.

6 :: HYHG HIGH YIELD—INTEREST RATE HEDGED :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Corporate Bonds (continued)
	Machinery — 1.3%
	Case New Holland, Inc.
$248,000	7.88%, due 12/01/17	$293,260
	Navistar International Corp.
250,000	8.25%, due 11/01/21	256,875
		550,135
	Media — 7.6%
	Cequel Communications Holdings I LLC/Cequel Capital Corp.
230,000	6.38%, due 09/15/20 (a)	237,475
	Clear Channel Worldwide Holdings, Inc.
320,000	7.63%, due 03/15/20	337,600
471,000	6.50%, due 11/15/22	487,485
	CSC Holdings LLC
395,000	6.75%, due 11/15/21	425,612
	DISH DBS Corp.
455,000	6.75%, due 06/01/21	490,263
378,000	5.88%, due 07/15/22	382,725
	Hughes Satellite Systems Corp.
130,000	6.50%, due 06/15/19	139,425
	Nielsen Finance LLC/Nielsen Finance Co.
244,000	7.75%, due 10/15/18	265,350
	Univision Communications, Inc.
150,000	6.88%, due 05/15/19 (a)	161,625
325,000	6.75%, due 09/15/22 (a)	357,500
		3,285,060
	Metals & Mining — 1.9%
	FQM Akubra, Inc.
106,000	8.75%, due 06/01/20 (a)	115,275
	Novelis, Inc.
130,000	8.38%, due 12/15/17	138,775
507,000	8.75%, due 12/15/20	567,840
		821,890
	Oil, Gas & Consumable Fuels — 13.7%
	Access Midstream Partners LP/ ACMP Finance Corp.
170,000	4.88%, due 05/15/23	166,600
	Arch Coal, Inc.
200,000	7.00%, due 06/15/19	153,000
220,000	7.25%, due 06/15/21	166,100
	Chesapeake Energy Corp.
230,000	9.50%, due 02/15/15	250,700
376,000	6.63%, due 08/15/20	421,120
	Concho Resources, Inc.
293,000	5.50%, due 04/01/23	297,395
Principal Amount		Value
	Corporate Bonds (continued)
	CONSOL Energy, Inc.
$310,000	8.00%, due 04/01/17	$327,825
299,000	8.25%, due 04/01/20	325,162
	Denbury Resources, Inc.
280,000	4.63%, due 07/15/23	252,700
	Energy Transfer Equity LP
230,000	7.50%, due 10/15/20	262,200
	EP Energy LLC/EP Energy Finance, Inc.
410,000	9.38%, due 05/01/20	471,500
	Halcon Resources Corp.
371,000	8.88%, due 05/15/21	376,565
	Linn Energy LLC/Linn Energy Finance Corp.
290,000	7.00%, due 11/01/19 (a)	288,550
417,000	8.63%, due 04/15/20	446,190
	MarkWest Energy Partners LP/ MarkWest Energy Finance Corp.
180,000	4.50%, due 07/15/23	170,550
	Oasis Petroleum, Inc.
125,000	6.88%, due 03/15/22 (a)	134,375
	Offshore Group Investment Ltd.
153,000	7.50%, due 11/01/19	166,005
	Pacific Rubiales Energy Corp.
120,000	5.13%, due 03/28/23 (a)	108,900
	Peabody Energy Corp.
256,000	6.00%, due 11/15/18	272,000
299,000	6.25%, due 11/15/21	305,727
	SandRidge Energy, Inc.
348,000	7.50%, due 03/15/21	364,530
	Whiting Petroleum Corp.
125,000	5.00%, due 03/15/19	127,813
	WPX Energy, Inc.
100,000	6.00%, due 01/15/22	100,500
		5,956,007
	Pharmaceuticals — 1.6%
	Valeant Pharmaceuticals International, Inc.
400,000	6.38%, due 10/15/20 (a)	421,500
270,000	7.50%, due 07/15/21 (a)	297,000
		718,500
	Road & Rail — 1.6%
	CHC Helicopter S.A.
452,000	9.25%, due 10/15/20	485,900
	Hertz Corp. (The)
200,000	6.75%, due 04/15/19	215,500
		701,400

See accompanying notes to the financial statements.

PROSHARES TRUSTSCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: HIGH YIELD—INTEREST RATE HEDGED 7

Principal Amount		Value
	Corporate Bonds (continued)
	Semiconductors & Semiconductor Equipment — 0.2%
	Freescale Semiconductor, Inc.
$70,000	9.25%, due 04/15/18 (a)	$75,513
	Software — 2.3%
	Activision Blizzard, Inc.
475,000	5.63%, due 09/15/21 (a)	493,406
	BMC Software Finance, Inc.
284,000	8.13%, due 07/15/21 (a)	301,040
	Nuance Communications, Inc.
200,000	5.38%, due 08/15/20 (a)	188,500
		982,946
	Specialty Retail — 2.0%
	L Brands, Inc.
295,000	6.63%, due 04/01/21	324,869
365,000	5.63%, due 02/15/22	375,950
	Michaels Stores, Inc.
170,000	7.75%, due 11/01/18	184,025
		884,844
	Textiles, Apparel & Luxury Goods — 0.3%
	Hanesbrands, Inc.
120,000	6.38%, due 12/15/20	131,100
	Trading Companies & Distributors — 1.3%
	HD Supply, Inc.
150,000	8.13%, due 04/15/19	167,438
210,000	7.50%, due 07/15/20	222,600
	United Rentals North America, Inc.
160,000	7.63%, due 04/15/22	179,200
		569,238
	Wireless Telecommunication Services — 5.0%
	Cricket Communications, Inc.
200,000	7.75%, due 10/15/20	229,250
	Crown Castle International Corp.
230,000	5.25%, due 01/15/23	227,125
	MetroPCS Wireless, Inc.
210,000	6.25%, due 04/01/21 (a)	218,400
340,000	6.63%, due 04/01/23 (a)	350,200
	NII Capital Corp.
311,000	7.63%, due 04/01/21	124,400
Principal Amount		Value
	Corporate Bonds (continued)
	Sprint Communications, Inc.
$611,000	9.00%, due 11/15/18 (a)	$739,310
	Sprint Corp.
249,000	7.88%, due 09/15/23 (a)	272,655
		2,161,340
	Total Corporate Bonds (Cost $40,712,867)	40,439,688
	U.S. Government & Agency Security — 1.6%
	Federal Home Loan Bank
714,781	0.00%, due 12/02/13	714,781
	Total U.S. Government & Agency Security (Cost $714,781)	714,781
	Repurchase Agreements (b) — 2.8%
1,206,177	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $1,206,183	1,206,177
	Total Repurchase Agreements (Cost $1,206,177)	1,206,177
	Total Investment Securities (Cost $42,633,825) — 97.5%	42,360,646
	Other assets less liabilities — 2.5%	1,067,649
	Net Assets — 100.0%	$43,428,295

(a)  Security is not registered for public sale, but may be sold to qualified institutional buyers under Rule 144A under the Securities Act of 1933. Unless otherwise noted, these securities are deemed to be liquid.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$262,967
Aggregate gross unrealized depreciation	(537,425)
Net unrealized depreciation	$(274,458)
Federal income tax cost of investments	$42,635,104

See accompanying notes to the financial statements.

8 :: HYHG HIGH YIELD—INTEREST RATE HEDGED :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Futures Contracts Sold

High Yield-Interest Rate Hedged had the following open short futures contracts as of November 30, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. 10 Year Treasury Note Futures Contracts	132	03/20/14	$16,549,500	$(11,539)
U.S. 2 Year Treasury Note Futures Contracts	31	03/31/14	6,829,203	(2,952)
U.S. 5 Year Treasury Note Futures Contracts	160	03/31/14	19,347,500	(18,988)
				$(33,479)

Cash collateral in the amount of $381,094 was pledged to cover margin requirements for open futures contracts as of November 30, 2013.

See accompanying notes to the financial statements.

PROSHARES TRUSTSCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: HIGH YIELD—INTEREST RATE HEDGED 9

Principal Amount		Value
	Corporate Bonds — 92.5%
	Aerospace & Defense — 1.0%
	United Technologies Corp.
$240,000	5.70%, due 04/15/40	$273,980
	Air Freight & Logistics — 0.7%
	United Parcel Service, Inc.
180,000	3.13%, due 01/15/21	182,921
	Automobiles — 1.3%
	Ford Motor Co.
300,000	7.45%, due 07/16/31	366,132
	Beverages — 1.7%
	Anheuser-Busch InBev Worldwide, Inc.
240,000	3.75%, due 07/15/42	206,277
	PepsiCo, Inc.
300,000	2.75%, due 03/05/22	284,794
		491,071
	Capital Markets — 6.0%
	Credit Suisse/NY
180,000	5.40%, due 01/14/20	199,489
	Goldman Sachs Group, Inc. (The)
300,000	6.13%, due 02/15/33	334,898
360,000	6.75%, due 10/01/37	399,239
	Morgan Stanley
660,000	5.50%, due 07/24/20	745,029
		1,678,655
	Chemicals — 1.0%
	EI du Pont de Nemours & Co.
100,000	4.63%, due 01/15/20	109,534
180,000	2.80%, due 02/15/23	167,584
		277,118
	Commercial Banks — 6.6%
	BNP Paribas S.A.
180,000	5.00%, due 01/15/21	197,212
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
300,000	3.88%, due 02/08/22	302,800
	HSBC Holdings PLC
300,000	5.10%, due 04/05/21	333,246
	Royal Bank of Scotland PLC (The)
180,000	5.63%, due 08/24/20	202,142
	Wells Fargo & Co.
360,000	4.60%, due 04/01/21	396,347
240,000	3.50%, due 03/08/22	242,728
Principal Amount		Value
	Corporate Bonds (continued)
	Westpac Banking Corp.
$150,000	4.88%, due 11/19/19	$169,275
		1,843,750
	Communications Equipment — 1.3%
	Cisco Systems, Inc.
240,000	4.45%, due 01/15/20	263,932
	Telefonaktiebolaget LM Ericsson
100,000	4.13%, due 05/15/22	98,551
		362,483
	Computers & Peripherals — 2.2%
	Apple, Inc.
300,000	3.85%, due 05/04/43	250,280
	EMC Corp.
180,000	2.65%, due 06/01/20	178,081
	Hewlett-Packard Co.
180,000	4.38%, due 09/15/21	181,220
		609,581
	Consumer Finance — 2.2%
	HSBC Finance Corp.
240,000	6.68%, due 01/15/21	279,395
	SLM Corp.
300,000	8.00%, due 03/25/20	340,500
		619,895
	Diversified Financial Services — 13.9%
	Bank of America Corp.
540,000	5.00%, due 05/13/21	591,139
180,000	3.30%, due 01/11/23	170,317
	Citigroup, Inc.
1,140,000	3.88%, due 10/25/23	1,120,105
	General Electric Capital Corp.
180,000	6.00%, due 08/07/19	214,947
180,000	5.30%, due 02/11/21	200,288
180,000	6.88%, due 01/10/39	227,884
	JPMorgan Chase & Co.
480,000	4.95%, due 03/25/20	532,803
180,000	4.50%, due 01/24/22	191,061
	Shell International Finance B.V.
240,000	2.38%, due 08/21/22	222,249
217,000	6.38%, due 12/15/38	266,403
180,000	4.55%, due 08/12/43	175,915
		3,913,111
	Diversified Telecommunication Services — 7.1%
	AT&T, Inc.
240,000	3.00%, due 02/15/22	224,304
180,000	5.35%, due 09/01/40	173,975
180,000	5.55%, due 08/15/41	178,924

See accompanying notes to the financial statements.

10 :: IGHG INVESTMENT GRADE—INTEREST RATE HEDGED :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Corporate Bonds (continued)
	Orange S.A.
$104,000	5.38%, due 07/08/19	$117,274
100,000	4.13%, due 09/14/21	101,755
	Telecom Italia Capital S.A.
180,000	7.72%, due 06/04/38	172,560
	Telefonica Emisiones SAU
240,000	5.46%, due 02/16/21	254,489
	Verizon Communications, Inc.
540,000	4.60%, due 04/01/21	572,300
180,000	6.00%, due 04/01/41	191,782
		1,987,363
	Electric Utilities — 0.7%
	Pacific Gas & Electric Co.
180,000	6.05%, due 03/01/34	203,574
	Energy Equipment & Services — 1.5%
	Baker Hughes, Inc.
180,000	5.13%, due 09/15/40	190,098
	Halliburton Co.
180,000	7.45%, due 09/15/39	239,896
		429,994
	Food & Staples Retailing — 3.0%
	CVS Caremark Corp.
180,000	6.13%, due 09/15/39	204,536
	Wal-Mart Stores, Inc.
360,000	6.50%, due 08/15/37	448,280
180,000	5.63%, due 04/01/40	203,156
		855,972
	Food Products — 1.4%
	Kraft Foods Group, Inc.
180,000	3.50%, due 06/06/22	175,967
	Mondelez International, Inc.
180,000	6.50%, due 02/09/40	210,887
		386,854
	Health Care Providers & Services — 0.4%
	UnitedHealth Group, Inc.
100,000	6.88%, due 02/15/38	125,940
	Household Products — 0.6%
	Procter & Gamble Co. (The)
180,000	2.30%, due 02/06/22	170,411
	Industrial Conglomerates — 0.4%
	Koninklijke Philips N.V.
100,000	3.75%, due 03/15/22	100,984
Principal Amount		Value
	Corporate Bonds (continued)
	Insurance — 0.9%
	American International Group, Inc.
$240,000	4.88%, due 06/01/22	$260,009
	IT Services — 0.6%
	International Business Machines Corp.
180,000	4.00%, due 06/20/42	157,945
	Machinery — 0.5%
	Caterpillar, Inc.
180,000	3.80%, due 08/15/42	152,137
	Media — 7.4%
	21st Century Fox America, Inc.
180,000	6.65%, due 11/15/37	208,370
	Comcast Cable Communications Holdings, Inc.
180,000	9.46%, due 11/15/22	251,730
	Comcast Corp.
180,000	6.50%, due 11/15/35	207,509
	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
240,000	6.38%, due 03/01/41	243,493
	NBCUniversal Media LLC
180,000	5.15%, due 04/30/20	203,394
	Time Warner Cable, Inc.
240,000	7.30%, due 07/01/38	236,958
	Time Warner, Inc.
180,000	7.70%, due 05/01/32	227,609
180,000	6.10%, due 07/15/40	193,353
	Viacom, Inc.
180,000	4.38%, due 03/15/43	149,730
	Walt Disney Co. (The)
180,000	2.35%, due 12/01/22	164,661
		2,086,807
	Metals & Mining — 5.6%
	Barrick Gold Corp.
180,000	4.10%, due 05/01/23	162,279
	BHP Billiton Finance USA Ltd.
100,000	3.85%, due 09/30/23	100,804
240,000	4.13%, due 02/24/42	213,994
180,000	5.00%, due 09/30/43	181,888
	Rio Tinto Finance USA Ltd.
180,000	4.13%, due 05/20/21	186,480
250,000	5.20%, due 11/02/40	250,998
	Southern Copper Corp.
180,000	5.25%, due 11/08/42	145,042

See accompanying notes to the financial statements.

PROSHARES TRUSTSCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: INVESTMENT GRADE—INTEREST RATE HEDGED 11

Principal Amount		Value
	Corporate Bonds (continued)
	Vale Overseas Ltd.
$180,000	6.88%, due 11/10/39	$184,241
	Vale S.A.
180,000	5.63%, due 09/11/42	159,341
		1,585,067
	Multiline Retail — 0.9%
	Target Corp.
240,000	3.88%, due 07/15/20	255,908
	Multi-Utilities — 1.2%
	MidAmerican Energy Holdings Co.
280,000	6.50%, due 09/15/37	328,808
	Oil, Gas & Consumable Fuels — 11.4%
	BP Capital Markets PLC
240,000	4.74%, due 03/11/21	263,156
	ConocoPhillips
100,000	6.00%, due 01/15/20	117,796
180,000	6.50%, due 02/01/39	226,192
	Devon Energy Corp.
280,000	7.95%, due 04/15/32	364,750
	Devon Financing Corp. LLC
100,000	7.88%, due 09/30/31	128,738
	Ecopetrol S.A.
180,000	7.63%, due 07/23/19	212,400
	Petrobras Global Finance B.V.
250,000	4.38%, due 05/20/23	227,207
347,000	5.63%, due 05/20/43	286,620
	Petrobras International Finance Co.
480,000	6.75%, due 01/27/41	456,414
	Phillips 66
180,000	4.30%, due 04/01/22	185,186
	Total Capital Canada Ltd.
240,000	2.75%, due 07/15/23	224,642
	Total Capital International S.A.
100,000	2.88%, due 02/17/22	96,191
100,000	3.70%, due 01/15/24	99,907
	TransCanada PipeLines Ltd.
240,000	2.50%, due 08/01/22	221,166
	Williams Partners LP
100,000	5.25%, due 03/15/20	109,073
		3,219,438
	Pharmaceuticals — 4.3%
	AbbVie, Inc.
180,000	4.40%, due 11/06/42	164,545
	AstraZeneca PLC
180,000	6.45%, due 09/15/37	217,704
Principal Amount		Value
	Corporate Bonds (continued)
	GlaxoSmithKline Capital, Inc.
$180,000	6.38%, due 05/15/38	$222,570
	Merck Sharp & Dohme Corp.
180,000	5.00%, due 06/30/19	207,032
	Novartis Capital Corp.
180,000	2.40%, due 09/21/22	166,527
	Pfizer, Inc.
180,000	7.20%, due 03/15/39	240,840
		1,219,218
	Real Estate Investment Trusts (REITs) — 0.8%
	Weyerhaeuser Co.
180,000	7.38%, due 03/15/32	220,908
	Semiconductors & Semiconductor Equipment — 0.6%
	Intel Corp.
180,000	3.30%, due 10/01/21	181,345
	Software — 2.1%
	Microsoft Corp.
180,000	4.20%, due 06/01/19	199,733
	Oracle Corp.
100,000	5.00%, due 07/08/19	114,224
240,000	6.13%, due 07/08/39	280,579
		594,536
	Tobacco — 0.6%
	Altria Group, Inc.
180,000	2.85%, due 08/09/22	165,802
	Wireless Telecommunication Services — 2.6%
	Vodafone Group PLC
240,000	5.45%, due 06/10/19	275,508
250,000	2.95%, due 02/19/23	228,650
250,000	4.38%, due 02/19/43	213,121
		717,279
	Total Corporate Bonds (Cost $26,035,437)	26,024,996
	U.S. Government & Agency Security — 2.0%
	Federal Home Loan Bank
559,262	0.00%, due 12/02/13	559,262
	Total U.S. Government & Agency Security (Cost $559,262)	559,262

See accompanying notes to the financial statements.

12 :: IGHG INVESTMENT GRADE—INTEREST RATE HEDGED :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a) — 3.3%
$943,743	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $943,748	$943,743
	Total Repurchase Agreements (Cost $943,743)	943,743
	Total Investment Securities (Cost $27,538,442) — 97.8%	27,528,001
	Other assets less liabilities — 2.2%	617,785
	Net Assets — 100.0%	$28,145,786

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$83,687
Aggregate gross unrealized depreciation	(94,128)
Net unrealized depreciation	$(10,441)
Federal income tax cost of investments	$27,538,442

Futures Contracts Sold

Investment Grade-Interest Rate Hedged had the following open short futures contracts as of November 30, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. 10 Year Treasury Note Futures Contracts	106	03/20/14	$13,289,750	$(10,922)
U.S. Long Bond Futures Contracts	76	03/20/14	9,937,000	(22,675)
Ultra Long Term U.S. Treasury Bond Futures Contracts	23	03/20/14	3,199,875	(19,800)
				$(53,397)

Cash collateral in the amount of $477,758 was pledged to cover margin requirements for open futures contracts as of November 30, 2013.

See accompanying notes to the financial statements.

PROSHARES TRUSTSCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: INVESTMENT GRADE—INTEREST RATE HEDGED 13

Principal Amount		Value
	Sovereign Governments & Agencies — 62.6%
	Brazil — 2.9%
	Banco Nacional de Desenvolvimento Economico e Social
$102,000	6.37%, due 06/16/18	$110,670
	Brazilian Government International Bond
42,000	10.50%, due 07/14/14	44,520
72,000	7.88%, due 03/07/15	77,868
102,000	6.00%, due 01/17/17	113,985
		347,043
	Colombia — 3.3%
	Colombia Government International Bond
129,000	8.25%, due 12/22/14	138,030
225,000	7.38%, due 01/27/17	261,000
		399,030
	Croatia — 2.3%
	Croatia Government International Bond
258,000	6.25%, due 04/27/17	274,177
	Hungary — 3.1%
	Hungary Government International Bond
183,000	4.75%, due 02/03/15	188,124
180,000	4.13%, due 02/19/18	180,360
		368,484
	Indonesia — 6.8%
	Indonesia Government International Bond
174,000	10.38%, due 05/04/14	180,308
99,000	7.25%, due 04/20/15	105,806
105,000	7.50%, due 01/15/16	115,894
105,000	6.88%, due 03/09/17	117,337
162,000	6.88%, due 01/17/18	181,845
	Perusahaan Penerbit SBSN Indonesia
111,000	8.80%, due 04/23/14	113,775
		814,965
	Latvia — 1.8%
	Republic of Latvia
201,000	5.25%, due 02/22/17	219,090
Principal Amount		Value
	Sovereign Governments & Agencies (continued)
	Lithuania — 2.7%
	Lithuania Government International Bond
$192,000	6.75%, due 01/15/15	$203,685
105,000	5.13%, due 09/14/17	114,660
		318,345
	Mexico — 5.5%
	Mexico Government International Bond
108,000	5.88%, due 02/17/14	109,080
126,000	6.63%, due 03/03/15	134,820
114,000	11.38%, due 09/15/16	146,205
240,000	5.63%, due 01/15/17	268,200
		658,305
	Panama — 1.8%
	Panama Government International Bond
204,000	7.25%, due 03/15/15	220,320
	Peru — 0.7%
	Peruvian Government International Bond
78,000	8.38%, due 05/03/16	90,285
	Philippines — 0.8%
	Philippine Government International Bond
90,000	8.25%, due 01/15/14	90,832
	Poland — 4.1%
	Poland Government International Bond
132,000	5.25%, due 01/15/14	132,824
201,000	3.88%, due 07/16/15	210,778
135,000	5.00%, due 10/19/15	144,874
		488,476
	Qatar — 8.6%
	Qatar Government International Bond
213,000	5.15%, due 04/09/14	216,003
372,000	4.00%, due 01/20/15	384,574
213,000	3.13%, due 01/20/17	223,394
	SoQ Sukuk A Q.S.C
201,000	2.10%, due 01/18/18	201,503
		1,025,474

See accompanying notes to the financial statements.

14 :: EMSH SHORT TERM USD EMERGING MARKETS BOND ETF :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Sovereign Governments & Agencies (continued)
	Russia — 0.3%
	Russian Foreign Bond - Eurobond
$30,000	11.00%, due 07/24/18	$40,500
	South Africa — 0.3%
	South Africa Government International Bond
33,000	6.50%, due 06/02/14	33,841
	Turkey — 7.6%
	Export Credit Bank of Turkey
201,000	5.38%, due 11/04/16	209,362
	Turkey Government International Bond
300,000	7.25%, due 03/15/15	318,600
135,000	7.00%, due 09/26/16	149,175
102,000	7.50%, due 07/14/17	115,413
102,000	6.75%, due 04/03/18	113,322
		905,872
	Ukraine — 6.0%
	Financing of Infrastrucural Projects State Enterprise
105,000	8.38%, due 11/03/17	89,775
	Ukraine Government International Bond
102,000	6.88%, due 09/23/15	94,860
291,000	6.58%, due 11/21/16	258,262
207,000	9.25%, due 07/24/17	192,510
102,000	6.75%, due 11/14/17	89,760
		725,167
	United Kingdom — 0.8%
	Ukreximbank Via Biz Finance PLC
105,000	8.38%, due 04/27/15	95,287
	Venezuela — 3.2%
	Venezuela Government International Bond
213,000	8.50%, due 10/08/14	206,078
129,000	5.75%, due 02/26/16	107,392
69,000	13.63%, due 08/15/18	66,930
		380,400
	Total Sovereign Governments & Agencies (Cost $7,541,370)	7,495,893
Principal Amount		Value
	Corporate Bonds — 34.2%
	Commercial Banks — 11.5%
	Banco do Brasil S.A.
$102,000	4.50%, due 01/22/15	$105,187
	Bank of Ceylon
201,000	6.88%, due 05/03/17	201,503
	Caixa Economica Federal
150,000	2.38%, due 11/06/17	139,125
	Oschadbank Via SSB #1 PLC
201,000	8.25%, due 03/10/16	176,880
	Russian Agricultural Bank OJSC Via RSHB Capital S.A.
102,000	6.30%, due 05/15/17	109,012
	Sberbank of Russia Via SB Capital S.A.
102,000	5.50%, due 07/07/15	107,787
102,000	5.40%, due 03/24/17	109,013
	Turkiye Halk Bankasi AS
201,000	4.88%, due 07/19/17	204,518
	Vnesheconombank Via VEB Finance PLC
102,000	5.45%, due 11/22/17	108,375
	VTB Bank OJSC Via VTB Capital S.A.
108,000	6.47%, due 03/04/15	113,940
		1,375,340
	Diversified Financial Services — 4.7%
	Gazprom OAO Via Gaz Capital S.A.
102,000	8.13%, due 07/31/14	106,457
102,000	6.21%, due 11/22/16	112,710
102,000	8.15%, due 04/11/18	120,228
	Pemex Project Funding Master Trust
204,000	5.75%, due 03/01/18	225,930
		565,325
	Electric Utilities — 1.9%
	Majapahit Holding BV
105,000	7.75%, due 10/17/16	115,893
105,000	7.25%, due 06/28/17	115,894
		231,787
	Electrical Equipment — 1.9%
	Power Sector Assets & Liabilities Management Corp.
202,000	6.88%, due 11/02/16	227,250
	Energy Equipment & Services — 1.0%
	AK Transneft OJSC Via TransCapitalInvest Ltd.
102,000	8.70%, due 08/07/18	124,950

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: SHORT TERM USD EMERGING MARKETS BOND ETF 15

Principal Amount		Value
	Corporate Bonds (continued)
	Oil, Gas & Consumable Fuels — 10.5%
	National JSC Naftogaz of Ukraine
$102,000	9.50%, due 09/30/14	$96,390
	Petrobras Global Finance BV
72,000	2.00%, due 05/20/16	71,766
	Petrobras International Finance Co.
93,000	2.88%, due 02/06/15	94,514
141,000	3.88%, due 01/27/16	145,737
57,000	6.13%, due 10/06/16	62,344
93,000	3.50%, due 02/06/17	94,571
84,000	5.88%, due 03/01/18	91,005
	Petroleos de Venezuela S.A.
189,000	4.90%, due 10/28/14	172,179
150,000	5.00%, due 10/28/15	121,500
222,000	5.25%, due 04/12/17	154,290
	Petroleos Mexicanos
147,000	4.88%, due 03/15/15	153,983
		1,258,279
	Road & Rail — 2.7%
	Russian Railways via RZD Capital PLC
102,000	5.74%, due 04/03/17	110,160
	Transnet SOC Ltd.
201,000	4.50%, due 02/10/16	209,534
		319,694
	Total Corporate Bonds (Cost $4,121,829)	4,102,625
	U.S. Government & Agency Security — 0.7%
	Federal Home Loan Bank
86,043	0.00%, due 12/02/13	86,043
	Total U.S. Government & Agency Security (Cost $86,043)	86,043
Principal Amount		Value
	Repurchase Agreements (a) — 1.2%
$145,196	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $145,197	$145,196
	Total Repurchase Agreements (Cost $145,196)	145,196
	Total Investment Securities (Cost $11,894,438) — 98.7%	11,829,757
	Other assets less liabilities — 1.3%	157,104
	Net Assets — 100.0%	$11,986,861

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,972
Aggregate gross unrealized depreciation	(71,653)
Net unrealized depreciation	$(64,681)
Federal income tax cost of investments	$11,894,438

See accompanying notes to the financial statements.

16 :: EMSH SHORT TERM USD EMERGING MARKETS BOND ETF :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Short Term USD Emerging Markets Bond ETF invested, as a percentage of net assets, in the following countries as of November 30, 2013:

Turkey	9.3%
Qatar	8.6%
Venezuela	6.9%
Indonesia	6.8%
Mexico	6.8%
Ukraine	6.8%
Luxembourg	6.5%
Brazil	4.9%
Cayman Islands	4.1%
Poland	4.1%
Colombia	3.3%
Hungary	3.1%
Ireland	2.9%
Lithuania	2.7%
Philippines	2.7%
Netherlands	2.5%
Croatia	2.3%
United Kingdom	2.3%
South Africa	2.0%
United States	1.9%
Latvia	1.8%
Panama	1.8%
Sri Lanka	1.7%
Peru	0.7%
Russia	0.3%
Other[1]	3.2%
100.0%

1  Includes any non fixed-income securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: SHORT TERM USD EMERGING MARKETS BOND ETF 17

Shares		Value
	Common Stocks — 98.4%
	Financials — 98.4%
73,018	3i Group PLC	$442,546
4,182	Altamir	58,933
23,719	American Capital Ltd.*	362,901
22,596	Apollo Investment Corp.	203,816
23,264	Ares Capital Corp.	427,592
7,874	BlackRock Kelso Capital Corp.	77,874
43,978	Brait SE*	234,153
4,467	Compass Diversified Holdings	85,275
1,060	Deutsche Beteiligungs AG	29,738
4,014	Electra Private Equity PLC*	154,450
3,109	Eurazeo S.A.	229,432
13,717	Fifth Street Finance Corp.	131,135
2,081	Gimv N.V.	105,997
4,000	Golub Capital BDC, Inc.	75,240
2,398	GP Investments Ltd. (BDR)*	4,317
852	HBM Healthcare Investments AG, Class A*	62,275
6,793	Hercules Technology Growth Capital, Inc.	115,957
25,910	Intermediate Capital Group PLC	180,378
3,639	Main Street Capital Corp.	119,905
9,402	Marfin Investment Group Holdings S.A.*	5,415
7,424	MCG Capital Corp.	35,709
2,447	MVC Capital, Inc.	35,530
8,260	Onex Corp.	452,517
7,599	PennantPark Investment Corp.	92,480
16,780	Prospect Capital Corp.	191,460
18,416	Ratos AB, Class B	165,396
2,388	Safeguard Scientifics, Inc.*	44,536
4,956	Solar Capital Ltd.	114,731
2,770	Triangle Capital Corp.	82,435
1,712	Wendel S.A.	237,759
		4,559,882
	Total Common Stocks (Cost $4,026,980)	4,559,882
Principal Amount		Value
	U.S. Government & Agency Security — 0.7%
	Federal Home Loan Bank
$32,364	0.00%, due 12/02/13	$32,364
	Total U.S. Government & Agency Security (Cost $32,364)	32,364
	Repurchase Agreements (a) — 1.2%
54,612	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $54,612	54,612
	Total Repurchase Agreements (Cost $54,612)	54,612
	Total Investment Securities (Cost $4,113,956) — 100.3%	4,646,858
	Liabilities in excess of other assets — (0.3%)	(11,877)
	Net Assets — 100.0%	$4,634,981

*  Non-income producing security.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

BDR  Brazilian Depositary Receipt

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$574,274
Aggregate gross unrealized depreciation	(41,436)
Net unrealized appreciation	$532,838
Federal income tax cost of investments	$4,114,020

See accompanying notes to the financial statements.

18 :: PEX GLOBAL LISTED PRIVATE EQUITY ETF :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Percentage of Net Assets	Value
	Common Stocks — 13.2%
188	3M Co. (Industrials)	0.1%	$25,100
459	AbbVie, Inc. (Health Care)	0.1%	22,239
580	Altria Group, Inc. (Consumer Staples)	0.0%	21,448
107	Amazon.com, Inc.* (Consumer Discretionary)	0.1%	42,117
268	American Express Co. (Financials)	0.1%	22,994
218	Amgen, Inc. (Health Care)	0.1%	24,869
263	Apple, Inc. (Information Technology)	0.4%	146,247
1,536	AT&T, Inc. (Telecommunication Services)	0.2%	54,083
3,107	Bank of America Corp. (Financials)	0.1%	49,153
521	Berkshire Hathaway, Inc., Class B* (Financials)	0.2%	60,712
201	Boeing Co. (The) (Industrials)	0.1%	26,984
476	Bristol-Myers Squibb Co. (Health Care)	0.1%	24,457
559	Chevron Corp. (Energy)	0.2%	68,444
1,551	Cisco Systems, Inc. (Information Technology)	0.1%	32,959
880	Citigroup, Inc. (Financials)	0.1%	46,570
1,103	Coca-Cola Co. (The) (Consumer Staples)	0.1%	44,330
757	Comcast Corp., Class A (Consumer Discretionary)	0.1%	37,752
354	ConocoPhillips (Energy)	0.1%	25,771
355	CVS Caremark Corp. (Consumer Staples)	0.1%	23,771
1,273	Exxon Mobil Corp. (Energy)	0.3%	119,000
2,946	General Electric Co. (Industrials)	0.2%	78,540
443	Gilead Sciences, Inc.* (Health Care)	0.1%	33,141
81	Google, Inc., Class A* (Information Technology)	0.2%	85,827
414	Home Depot, Inc. (The) (Consumer Discretionary)	0.1%	33,397
1,441	Intel Corp. (Information Technology)	0.1%	34,353
298	International Business Machines Corp. (Information Technology)	0.2%	53,545
815	Johnson & Johnson (Health Care)	0.2%	77,148
1,089	JPMorgan Chase & Co. (Financials)	0.2%	62,313
30	MasterCard, Inc., Class A (Information Technology)	0.1%	22,824
289	McDonald's Corp. (Consumer Discretionary)	0.1%	28,140
Shares		Percentage of Net Assets	Value
	Common Stocks (continued)
846	Merck & Co., Inc. (Health Care)	0.1%	$42,156
2,193	Microsoft Corp. (Information Technology)	0.2%	83,619
233	Occidental Petroleum Corp. (Energy)	0.1%	22,126
1,031	Oracle Corp. (Information Technology)	0.1%	36,384
446	PepsiCo, Inc. (Consumer Staples)	0.1%	37,669
1,915	Pfizer, Inc. (Health Care)	0.2%	60,763
468	Philip Morris International, Inc. (Consumer Staples)	0.1%	40,033
792	Procter & Gamble Co. (The) (Consumer Staples)	0.2%	66,702
496	QUALCOMM, Inc. (Information Technology)	0.1%	36,496
383	Schlumberger Ltd. (Energy)	0.1%	33,865
134	Union Pacific Corp. (Industrials)	0.0%	21,713
209	United Parcel Service, Inc., Class B (Industrials)	0.0%	21,397
244	United Technologies Corp. (Industrials)	0.1%	27,050
294	UnitedHealth Group, Inc. (Health Care)	0.0%	21,897
828	Verizon Communications, Inc. (Telecommunication Services)	0.1%	41,085
149	Visa, Inc., Class A (Information Technology)	0.1%	30,316
471	Wal-Mart Stores, Inc. (Consumer Staples)	0.1%	38,156
481	Walt Disney Co. (The) (Consumer Discretionary)	0.1%	33,930
1,398	Wells Fargo & Co. (Financials)	0.2%	61,540
48,072	Other Common Stocks	7.0%	2,463,340
	Total Common Stocks (Cost $4,456,814)		4,648,465
Principal Amount
	U.S. Government & Agency Securities — 74.5%
	Federal Home Loan Bank
$1,380,837	0.00%, due 12/02/13		1,380,837
	U.S. Treasury Bill
24,972,000	0.00%, due 01/30/14		24,971,301
	Total U.S. Government & Agency Securities (Cost $26,351,252)		26,352,138

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: HEDGE REPLICATION ETF 19

Principal Amount		Value
	Repurchase Agreements (a) — 6.6%
$2,330,129	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $2,330,140	$2,330,129
	Total Repurchase Agreements (Cost $2,330,129)	2,330,129
	Total Investment Securities (Cost $33,138,195) — 94.3%	33,330,732
	Other assets less liabilities — 5.7%	2,018,787
	Net Assets — 100.0%	$35,349,519

*  Non-income producing security.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$220,546
Aggregate gross unrealized depreciation	(28,009)
Net unrealized appreciation	$192,537
Federal income tax cost of investments	$33,138,195

Futures Contracts Purchased

Hedge Replication ETF had the following open long futures contracts as of November 30, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Euro Futures Contracts	4	12/16/13	$679,300	$1,728

Cash collateral in the amount of $9,997 was pledged to cover margin requirements for open futures contracts as of November 30, 2013.

Swap Agreements

Hedge Replication ETF had the following open swap agreements as of November 30, 2013:

	Financing Rate	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Total Return Index	(0.33)%	12/06/13	$(368,288)	$204,489
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Total Return Index	0.47%	12/06/13	815,356	578,285
Swap Agreement with Credit Suisse International, based on the iShares® MSCI EAFE Index Fund	(0.13)%	12/06/13	1,417,766	3,969
Swap Agreement with Credit Suisse International, based on the iShares® MSCI Emerging Markets Index Fund	(0.08)%	12/06/13	4,190,661	372,972
				$1,159,715

Hedge Replication ETF invested, as a percentage of net assets, in the following industries, as of November 30, 2013:

Consumer Discretionary	1.7%
Consumer Staples	1.3%
Energy	1.4%
Financials	2.1%
Health Care	1.7%
Industrials	1.4%
Information Technology	2.4%
Materials	0.5%
Telecommunication Services	0.3%
Utilities	0.4%
Other[1]	86.8%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

20 :: HDG HEDGE REPLICATION ETF :: NOVEMBER 30, 2013 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 93.5%
31,271	Abbott Laboratories (Health Care)	0.5%	$1,194,239
13,811	Aflac, Inc. (Financials)	0.4%	916,636
9,794	Allergan, Inc. (Health Care)	0.4%	950,508
11,316	Anadarko Petroleum Corp. (Energy)	0.5%	1,005,087
7,763	Apple, Inc. (Information Technology)	2.0%	4,316,771
35,154	AT&T, Inc. (Telecommunication Services)	0.6%	1,237,772
65,650	Bank of America Corp. (Financials)	0.5%	1,038,583
22,757	Berkshire Hathaway, Inc., Class B* (Financials)	1.2%	2,651,873
3,315	BlackRock, Inc. (Financials)	0.5%	1,003,616
14,021	Capital One Financial Corp. (Financials)	0.5%	1,004,324
14,025	Chevron Corp. (Energy)	0.8%	1,717,221
73,736	Cisco Systems, Inc. (Information Technology)	0.7%	1,566,890
41,580	Citigroup, Inc. (Financials)	1.0%	2,200,414
38,104	Comcast Corp., Class A (Consumer Discretionary)	0.9%	1,900,246
20,464	ConocoPhillips (Energy)	0.7%	1,489,779
11,214	Deere & Co. (Industrials)	0.4%	944,667
13,783	DIRECTV* (Consumer Discretionary)	0.4%	911,194
21,704	Eli Lilly & Co. (Health Care)	0.5%	1,089,975
36,633	Exxon Mobil Corp. (Energy)	1.6%	3,424,453
76,922	General Electric Co. (Industrials)	0.9%	2,050,741
26,307	General Motors Co.* (Consumer Discretionary)	0.5%	1,018,870
16,979	Gilead Sciences, Inc.* (Health Care)	0.6%	1,270,199
2,147	Google, Inc., Class A* (Information Technology)	1.0%	2,274,940
21,179	Home Depot, Inc. (The) (Consumer Discretionary)	0.8%	1,708,510
70,105	Intel Corp. (Information Technology)	0.8%	1,671,303
7,309	International Business Machines Corp. (Information Technology)	0.6%	1,313,281
21,082	Johnson & Johnson (Health Care)	0.9%	1,995,622
27,939	JPMorgan Chase & Co. (Financials)	0.7%	1,598,670
8,481	Kimberly-Clark Corp. (Consumer Staples)	0.4%	925,786
11,709	Marathon Petroleum Corp. (Energy)	0.4%	968,803
18,769	Marsh & McLennan Cos., Inc. (Financials)	0.4%	890,589
6,129	McKesson Corp. (Health Care)	0.5%	1,016,740
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
20,365	Medtronic, Inc. (Health Care)	0.5%	$1,167,322
24,383	Merck & Co., Inc. (Health Care)	0.6%	1,215,005
58,474	Microsoft Corp. (Information Technology)	1.0%	2,229,614
7,873	Northrop Grumman Corp. (Industrials)	0.4%	887,130
52,395	Oracle Corp. (Information Technology)	0.8%	1,849,020
22,363	PepsiCo, Inc. (Consumer Staples)	0.9%	1,888,779
51,763	Pfizer, Inc. (Health Care)	0.7%	1,642,440
13,374	PNC Financial Services Group, Inc. (The) (Financials)	0.5%	1,029,129
7,745	Praxair, Inc. (Materials)	0.4%	977,884
19,301	Procter & Gamble Co. (The) (Consumer Staples)	0.7%	1,625,530
11,698	Prudential Financial, Inc. (Financials)	0.5%	1,038,314
17,535	QUALCOMM, Inc. (Information Technology)	0.6%	1,290,225
10,401	Raytheon Co. (Industrials)	0.4%	922,361
5,921	Simon Property Group, Inc. (REIT) (Financials)	0.4%	887,262
8,221	Union Pacific Corp. (Industrials)	0.6%	1,332,131
20,938	Valero Energy Corp. (Energy)	0.4%	957,285
62,024	Wells Fargo & Co. (Financials)	1.2%	2,730,296
3,334,748	Other Common Stocks	60.3%	132,015,786
	Total Common Stocks (Cost $176,003,678)		204,953,815
Principal Amount
	U.S. Government & Agency Security (a) — 0.2%
	Federal Home Loan Bank
$347,959	0.00%, due 12/02/13		347,959
	Total U.S. Government & Agency Security (Cost $347,959)		347,959
	Repurchase Agreements (a)(b) — 0.3%
614,065	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $614,067		614,065
	Total Repurchase Agreements (Cost $614,065)		614,065
	Total Investment Securities (Cost $176,965,702) — 94.0%		205,915,839
	Other assets less liabilities — 6.0%		13,091,439
	Net Assets — 100.0%		$219,007,278

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: LARGE CAP CORE PLUS 21

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $1,999,889.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,965,920
Aggregate gross unrealized depreciation	(1,311,451)
Net unrealized appreciation	$28,654,469
Federal income tax cost of investments	$177,261,370

Swap Agreements ‡

Large Cap Core Plus had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Credit Suisse 130/30 Large Cap Index (long portion)	12/06/13	$18,446,207	$6,187,171
Equity Index Swap Agreement with Deutsche Bank AG, based on the Credit Suisse 130/30 Large Cap Index (short portion)	07/07/14	(15,825,735)	(1,443,340)
Equity Index Swap Agreement with Societe Generale, based on the Credit Suisse 130/30 Large Cap Index (long portion)	12/06/13	60,711,783	9,272,844
Equity Index Swap Agreement with Societe Generale, based on the Credit Suisse 130/30 Large Cap Index (short portion)	12/06/13	(49,370,435)	(1,287,558)
			$12,729,117

‡  Total return (long position) based on the underlying index less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.34%. Total return (short position) based on the underlying index plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (0.09)%.

Large Cap Core Plus invested, as a percentage of net assets, in the following industries, as of November 30, 2013:

Consumer Discretionary	12.8%
Consumer Staples	8.1%
Energy	9.9%
Financials	18.2%
Health Care	9.7%
Industrials	9.2%
Information Technology	15.8%
Materials	4.0%
Telecommunication Services	1.8%
Utilities	4.0%
Other[1]	6.5%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

22 :: CSM LARGE CAP CORE PLUS :: NOVEMBER 30, 2013 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) — 91.9%
	Consumer Discretionary — 10.5%
7,883	Belo Corp., Class A	$108,234
3,124	Cooper Tire & Rubber Co.	76,850
1,814	Jos A Bank Clothiers, Inc.*	103,071
8,359	Stewart Enterprises, Inc., Class A	110,757
		398,912
	Consumer Staples — 6.0%
1,871	Shoppers Drug Mart Corp.	103,102
77,568	Vinda International Holdings Ltd.	123,466
		226,568
	Energy — 8.8%
2,362	Berry Petroleum Co., Class A	118,856
9,594	Petrominerales Ltd.	111,010
4,216	PVR Partners LP	104,135
		334,001
	Financials — 24.2%
9,039	CapitalSource, Inc.	127,088
5,746	Chatham Lodging Trust (REIT)	118,310
7,526	Cole Real Estate Investment, Inc. (REIT)	107,697
85,568	Commonwealth Property Office Fund (REIT)	99,309
4,571	CommonWealth REIT (REIT)	109,110
2,414	GSW Immobilien AG	100,280
3,829	Sterling Financial Corp./WA	125,017
5,099	Taylor Capital Group, Inc.*	127,016
		913,827
	Health Care — 20.5%
1,810	Algeta ASA*	104,469
3,425	Celesio AG	110,054
7,063	Elan Corp. PLC*	128,045
1,483	Life Technologies Corp.*	112,263
3,694	MAKO Surgical Corp.	110,672
3,386	Santarus, Inc.*	108,962
2,052	ViroPharma, Inc.	101,595
		776,060
	Industrials — 7.3%
64,451	Gemina S.p.A.*	159,448
14,372	Invensys PLC	117,828
		277,276
	Information Technology — 8.9%
2,817	Molex, Inc.	108,849
2,212	Tokyo Electron Ltd.	119,930
2,043	Unit4 N.V.	106,120
		334,899
Shares		Value
	Common Stocks (a) (continued)
	Materials — 2.8%
29,090	Ainsworth Lumber Co., Ltd.*	$105,237
	Utilities — 2.9%
4,592	NV Energy, Inc.	108,601
	Total Common Stocks (Cost $3,383,553)	3,475,381
Principal Amount
	U.S. Government & Agency Security (a) — 5.1%
	Federal Home Loan Bank
$190,810	0.00%, due 12/02/13	190,810
	Total U.S. Government & Agency Security (Cost $190,810)	190,810
	Repurchase Agreements (a)(b) — 9.1%
342,000	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $342,001	342,000
	Total Repurchase Agreements (Cost $342,000)	342,000
	Total Investment Securities (Cost $3,916,363) — 106.1%	4,008,191
	Liabilities in excess of other assets — (6.1%)	(230,893)
	Net Assets — 100.0%	$3,777,298

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $20,012.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$149,658
Aggregate gross unrealized depreciation	(58,062)
Net unrealized appreciation	$91,596
Federal income tax cost of investments	$3,916,595

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: MERGER ETF 23

Forward Currency Contracts

Merger ETF had the following open forward currency contracts as of November 30, 2013:

Sell Contracts

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar vs. Australian Dollar	Goldman Sachs & Co.	02/07/14	(73,000)	$67,204	$66,423	$781
U.S. Dollar vs. Canadian Dollar	Goldman Sachs & Co.	02/07/14	(298,000)	285,396	281,001	4,395
U.S. Dollar vs. Euro	Goldman Sachs & Co.	02/07/14	(235,500)	317,869	320,661	(2,792)
U.S. Dollar vs. British Pound	Goldman Sachs & Co.	02/07/14	(75,000)	120,464	122,792	(2,328)
U.S. Dollar vs. Hong Kong Dollar	Goldman Sachs & Co.	02/07/14	(886,000)	114,317	114,299	18
U.S. Dollar vs. Japanese Yen	Goldman Sachs & Co.	02/07/14	(12,500,000)	126,768	122,169	4,599
U.S. Dollar vs. Norwegian Krone	Goldman Sachs & Co.	02/07/14	(705,000)	115,436	114,981	455
						$5,128

Swap Agreements ‡

Merger ETF had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Societe Generale, based on the S&P Merger Arbitrage Index (long exposure to Targets)	11/06/15	$151,756	$37,273
Equity Index Swap Agreement with Societe Generale, based on the S&P Merger Arbitrage Index (short exposure to Acquirers)	11/06/15	(1,329,750)	(45,945)
			$(8,672)

‡  Total return (long position) based on the underlying index less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.62%. Total return (short position) based on the underlying index plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (0.53)%.

See accompanying notes to the financial statements.

24 :: MRGR MERGER ETF :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 98.6%
6,865	Aetna, Inc. (Health Care)	0.6%	$473,204
11,987	Altria Group, Inc. (Consumer Staples)	0.6%	443,279
6,743	AmerisourceBergen Corp. (Health Care)	0.6%	475,584
12,349	Archer-Daniels-Midland Co. (Consumer Staples)	0.7%	497,047
29,240	AT&T, Inc. (Telecommunication Services)	1.4%	1,029,540
111,196	Bank of America Corp. (Financials)	2.3%	1,759,121
16,137	Best Buy Co., Inc. (Consumer Discretionary)	0.9%	654,355
8,639	Bristol-Myers Squibb Co. (Health Care)	0.6%	443,872
8,844	Cardinal Health, Inc. (Health Care)	0.8%	571,322
18,706	Chesapeake Energy Corp. (Energy)	0.7%	502,630
7,700	Chevron Corp. (Energy)	1.3%	942,788
20,503	Citigroup, Inc. (Financials)	1.4%	1,085,019
18,242	ConocoPhillips (Energy)	1.8%	1,328,018
41,087	Ford Motor Co. (Consumer Discretionary)	0.9%	701,766
34,537	General Electric Co. (Industrials)	1.2%	920,756
13,968	General Motors Co.* (Consumer Discretionary)	0.7%	540,981
35,744	Genworth Financial, Inc., Class A* (Financials)	0.7%	540,092
19,246	Hartford Financial Services Group, Inc. (Financials)	0.9%	685,735
9,724	HCA Holdings, Inc. (Health Care)	0.6%	451,388
5,570	Hess Corp. (Energy)	0.6%	451,894
30,807	Hewlett-Packard Co. (Information Technology)	1.1%	842,572
26,253	Intel Corp. (Information Technology)	0.8%	625,872
16,322	JPMorgan Chase & Co. (Financials)	1.2%	933,945
12,410	Kroger Co. (The) (Consumer Staples)	0.7%	518,118
8,439	Lincoln National Corp. (Financials)	0.6%	433,174
3,308	Lockheed Martin Corp. (Industrials)	0.6%	468,644
17,438	Marathon Oil Corp. (Energy)	0.8%	628,466
3,390	McKesson Corp. (Health Care)	0.8%	562,367
11,333	MetLife, Inc. (Financials)	0.8%	591,469
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
26,244	Micron Technology, Inc.* (Information Technology)	0.7%	$553,748
16,004	Microsoft Corp. (Information Technology)	0.8%	610,233
14,199	Morgan Stanley (Financials)	0.6%	444,429
5,369	Northrop Grumman Corp. (Industrials)	0.8%	604,979
23,583	Pfizer, Inc. (Health Care)	1.0%	748,289
10,603	Phillips 66 (Energy)	1.0%	738,075
7,085	Prudential Financial, Inc. (Financials)	0.8%	628,865
24,864	R.R. Donnelley & Sons Co. (Industrials)	0.6%	459,984
4,885	Raytheon Co. (Industrials)	0.6%	433,202
133,196	Rite Aid Corp.* (Consumer Staples)	1.1%	788,520
14,446	Safeway, Inc. (Consumer Staples)	0.7%	505,177
11,523	SunTrust Banks, Inc. (Financials)	0.6%	417,478
85,529	SUPERVALU, Inc.* (Consumer Staples)	0.7%	551,662
5,261	Travelers Cos., Inc. (The) (Financials)	0.6%	477,383
6,151	UnitedHealth Group, Inc. (Health Care)	0.6%	458,127
12,762	Valero Energy Corp. (Energy)	0.8%	583,479
19,253	Verizon Communications, Inc. (Telecommunication Services)	1.3%	955,334
6,450	Wal-Mart Stores, Inc. (Consumer Staples)	0.7%	522,515
7,202	WellPoint, Inc. (Health Care)	0.9%	668,922
14,135	Weyerhaeuser Co. (REIT) (Financials)	0.6%	425,888
1,911,939	Other Common Stocks	56.4%	42,288,565
	Total Common Stocks (Cost $67,072,671)		73,967,872
Principal Amount
	U.S. Government & Agency Security (a) — 4.1%
	Federal Home Loan Bank
$3,105,159	0.00%, due 12/02/13		3,105,159
	Total U.S. Government & Agency Security (Cost $3,105,159)		3,105,159

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: RAFI® LONG/SHORT 25

Principal Amount		Value
	Repurchase Agreements (a)(b) — 7.6%
$5,686,114	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $5,686,144	$5,686,114
	Total Repurchase Agreements (Cost $5,686,114)	5,686,114
	Total Investment Securities (Cost $75,863,944) — 110.3%	82,759,145
	Liabilities in excess of other assets — (10.3)%	(7,737,709)
	Net Assets — 100.0%	$75,021,436

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $16,719,367.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,992,016
Aggregate gross unrealized depreciation	(1,141,420)
Net unrealized appreciation	$6,850,596
Federal income tax cost of investments	$75,908,549

Swap Agreements ‡

RAFI® Long/Short had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Societe Generale, based on the RAFI® US Equity Long/Short Index (long portion)	12/06/13	$928,271	$764,210
Equity Index Swap Agreement with Societe Generale, based on the RAFI® US Equity Long/Short Index (short portion)	12/06/13	(74,316,535)	(8,596,752)
			$(7,832,542)

‡  Total return (long position) based on the underlying index less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.27%. Total return (short position) based on the underlying index plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (0.23)%.

RAFI® Long/Short invested, as a percentage of net assets, in the following industries, as of November 30, 2013:

Consumer Discretionary	10.5%
Consumer Staples	9.3%
Energy	11.2%
Financials	22.3%
Health Care	10.4%
Industrials	12.6%
Information Technology	10.5%
Materials	3.5%
Telecommunication Services	4.0%
Utilities	4.3%
Other[1]	1.4%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

26 :: RALS RAFI® LONG/SHORT :: NOVEMBER 30, 2013 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks — 99.7%
	Consumer Discretionary — 12.7%
9,275	Family Dollar Stores, Inc.	$647,117
8,019	Genuine Parts Co.	664,294
21,761	Leggett & Platt, Inc.	657,400
13,237	Lowe's Cos., Inc.	628,493
6,815	McDonald's Corp.	663,576
10,227	Target Corp.	653,812
3,296	VF Corp.	773,176
		4,687,868
	Consumer Staples — 24.4%
17,666	Archer-Daniels-Midland Co.	711,056
9,205	Brown-Forman Corp., Class B	690,559
7,663	Clorox Co. (The)	713,962
17,109	Coca-Cola Co. (The)	687,611
10,517	Colgate-Palmolive Co.	692,124
14,987	Hormel Foods Corp.	674,715
6,661	Kimberly-Clark Corp.	727,115
9,752	McCormick & Co., Inc. (Non-Voting)	672,888
7,999	PepsiCo, Inc.	675,595
8,239	Procter & Gamble Co. (The)	693,889
20,061	Sysco Corp.	674,651
11,552	Walgreen Co.	683,878
8,632	Wal-Mart Stores, Inc.	699,278
		8,997,321
	Energy — 3.7%
5,489	Chevron Corp.	672,073
7,426	Exxon Mobil Corp.	694,183
		1,366,256
	Financials — 12.8%
10,024	Aflac, Inc.	665,293
7,169	Chubb Corp. (The)	691,450
13,304	Cincinnati Financial Corp.	697,263
12,606	Franklin Resources, Inc.	698,246
15,560	HCP, Inc. (REIT)	572,141
9,528	McGraw Hill Financial, Inc.	709,836
8,650	T. Rowe Price Group, Inc.	695,979
		4,730,208
	Health Care — 13.5%
19,144	Abbott Laboratories	731,109
14,154	AbbVie, Inc.	685,761
6,286	Becton, Dickinson and Co.	682,597
5,421	C.R. Bard, Inc.	752,869
11,824	Cardinal Health, Inc.	763,830
7,222	Johnson & Johnson	683,635
11,756	Medtronic, Inc.	673,854
		4,973,655
Shares		Value
	Common Stocks (continued)
	Industrials — 14.4%
5,352	3M Co.	$714,546
12,488	Cintas Corp.	693,084
7,153	Dover Corp.	649,063
9,888	Emerson Electric Co.	662,397
8,395	Illinois Tool Works, Inc.	668,074
9,735	Pentair Ltd.	688,459
7,083	Stanley Black & Decker, Inc.	576,485
2,499	W.W. Grainger, Inc.	644,542
		5,296,650
	Information Technology — 1.9%
8,916	Automatic Data Processing, Inc.	713,458
	Materials — 12.8%
5,946	Air Products & Chemicals, Inc.	647,103
16,685	Bemis Co., Inc.	651,216
6,457	Ecolab, Inc.	691,997
13,203	Nucor Corp.	674,145
3,874	PPG Industries, Inc.	713,048
3,585	Sherwin-Williams Co. (The)	656,163
7,730	Sigma-Aldrich Corp.	666,635
		4,700,307
	Telecommunication Services — 1.8%
18,894	AT&T, Inc.	665,258
	Utilities — 1.7%
11,486	Consolidated Edison, Inc.	634,142
	Total Common Stocks (Cost $36,060,989)	36,765,123
	Total Investment Securities (Cost $36,060,989) — 99.7%	36,765,123
	Other assets less liabilities — 0.3%	105,425
	Net Assets — 100.0%	$36,870,548

REIT  Real Estate Investment Trust

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$874,657
Aggregate gross unrealized depreciation	(170,523)
Net unrealized appreciation	$704,134
Federal income tax cost of investments	$36,060,989

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: S&P 500 ARISTOCRATS ETF 27

Principal Amount		Value
	Long-Term U.S. Treasury Obligation (a) — 77.1%
	U.S. Treasury Inflation-Protected Securities (TIPS) Bond
$3,574,549	0.63%, due 02/15/43	$2,825,540
	Total Long-Term U.S. Treasury Obligation (Cost $3,610,583)	2,825,540
	U.S. Government & Agency Security (a) — 5.7%
	Federal Home Loan Bank
209,984	0.00%, due 12/02/13	209,984
	Total U.S. Government & Agency Security (Cost $209,984)	209,984
	Repurchase Agreements (a)(b) — 11.3%
415,356	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $415,357	415,356
	Total Repurchase Agreements (Cost $415,356)	415,356
	Total Investment Securities (Cost $4,235,923) — 94.1%	3,450,880
	Other assets less liabilities — 5.9%	216,062
	Net Assets — 100.0%	$3,666,942

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $61,013.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(785,043)
Net unrealized depreciation	$(785,043)
Federal income tax cost of investments	$4,235,923

Swap Agreements ‡

30 Year TIPS/TSY Spread had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index (duration-adjusted short exposure to U.S. Treasury bonds)	03/07/14	$(351,901)	$1,095
Bond Index Swap Agreement with Citibank, N.A., based on the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index (long exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond)	03/07/14	180,798	2,643
Bond Index Swap Agreement with Societe Generale, based on the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index (duration-adjusted short exposure to U.S. Treasury bonds)	11/06/14	(4,959,927)	78,776
Bond Index Swap Agreement with Societe Generale, based on the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index (long exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond)	11/06/14	659,012	(11,091)
			$71,423

‡  Total return (long position) based on the underlying index less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.15%. Total return (short position) based on the underlying index plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (0.32)%.

See accompanying notes to the financial statements.

28 :: RINF 30 YEAR TIPS/TSY SPREAD :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Long-Term U.S. Treasury Obligation (a) — 81.3%
	U.S. Treasury Bond
$3,578,000	3.13%, due 02/15/43	$3,138,577
	Total Long-Term U.S. Treasury Obligation (Cost $3,603,479)	3,138,577
	U.S. Government & Agency Security (a) — 5.8%
	Federal Home Loan Bank
223,340	0.00%, due 12/02/13	223,340
	Total U.S. Government & Agency Security (Cost $223,340)	223,340
	Repurchase Agreements (a)(b) — 11.6%
448,384	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $448,385	448,384
	Total Repurchase Agreements (Cost $448,384)	448,384
	Total Investment Securities (Cost $4,275,203) — 98.7%	3,810,301
	Other assets less liabilities — 1.3%	51,328
	Net Assets — 100.0%	$3,861,629

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $71,501.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(464,902)
Net unrealized depreciation	$(464,902)
Federal income tax cost of investments	$4,275,203

Swap Agreements ‡

Short 30 Year TIPS/TSY Spread had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index (short exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond)	06/06/14	$(3,631,054)	$49,193
Bond Index Swap Agreement with Societe Generale, based on the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index (duration-adjusted long exposure to U.S. Treasury bond)	11/06/14	2,381,997	(8,185)
Bond Index Swap Agreement with Societe Generale, based on the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index (short exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond)	11/06/14	(230,372)	9,559
			$50,567

‡  Total return (long position) based on the underlying index less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.12%. Total return (short position) based on the underlying index plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (0.28)%.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: SHORT 30 YEAR TIPS/TSY SPREAD 29

Principal Amount		Value
	Long-Term U.S. Treasury Obligation (a) — 75.7%
	U.S. Treasury Inflation-Protected Securities (TIPS) Bond
$1,333,096	0.38%, due 07/15/23	$1,309,714
	Total Long-Term U.S. Treasury Obligation (Cost $1,330,392)	1,309,714
	U.S. Government & Agency Security (a) — 6.3%
	Federal Home Loan Bank
108,474	0.00%, due 12/02/13	108,474
	Total U.S. Government & Agency Security (Cost $108,474)	108,474
	Repurchase Agreements (a)(b) — 21.4%
369,641	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $369,642	369,641
	Total Repurchase Agreements (Cost $369,641)	369,641
	Total Investment Securities (Cost $1,808,507) — 103.4%	1,787,829
	Liabilities in excess of other assets — (3.4%)	(59,470)
	Net Assets — 100.0%	$1,728,359

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $186,593.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(20,678)
Net unrealized depreciation	$(20,678)
Federal income tax cost of investments	$1,808,507

Swap Agreements ‡

UltraPro 10 Year TIPS/TSY Spread had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on the Dow Jones Credit Suisse 10-Year Inflation Breakeven Index (duration-adjusted short exposure to U.S. Treasury notes)	04/08/14	$(5,249,331)	$22,536
Bond Index Swap Agreement with Citibank, N.A., based on the Dow Jones Credit Suisse 10-Year Inflation Breakeven Index (long exposure to 10-year Treasury Inflation-Protected Securities (TIPS) bond)	03/06/14	444,104	(25,353)
Bond Index Swap Agreement with Societe Generale, based on the Dow Jones Credit Suisse 10-Year Inflation Breakeven Index (long exposure to 10-year Treasury Inflation-Protected Securities (TIPS) bond)	11/06/14	3,425,972	(34,514)
Bond Index Swap Agreement with Societe Generale, based on the Dow Jones Credit Suisse 10-Year Inflation Breakeven Index (duration-adjusted short exposure to U.S. Treasury notes)	11/06/14	(429,385)	535
			$(36,796)

‡  Total return (long position) based on the underlying index less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.18%. Total return (short position) based on the underlying index plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (0.19)%.

See accompanying notes to the financial statements.

30 :: UINF ULTRAPRO 10 YEAR TIPS/TSY SPREAD :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Long-Term U.S. Treasury Obligation (a) — 42.9%
	U.S. Treasury Note
$977,000	1.75%, due 05/15/23	$899,985
	Total Long-Term U.S. Treasury Obligation (Cost $908,655)	899,985
	U.S. Government & Agency Security (a) — 17.9%
	Federal Home Loan Bank
374,637	0.00%, due 12/02/13	374,637
	Total U.S. Government & Agency Security (Cost $374,637)	374,637
	Repurchase Agreements (a)(b) — 38.8%
812,330	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $812,333	812,330
	Total Repurchase Agreements (Cost $812,330)	812,330
	Total Investment Securities (Cost $2,095,622) — 99.6%	2,086,952
	Other assets less liabilities — 0.4%	8,831
	Net Assets — 100.0%	$2,095,783

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $180,138.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(8,670)
Net unrealized depreciation	$(8,670)
Federal income tax cost of investments	$2,095,622

Swap Agreements ‡

UltraPro Short 10 Year TIPS/TSY Spread had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on the Dow Jones Credit Suisse 10-Year Inflation Breakeven Index (duration-adjusted long exposure to U.S. Treasury notes)	03/06/14	$4,036,839	$(17,404)
Bond Index Swap Agreement with Citibank, N.A., based on the Dow Jones Credit Suisse 10-Year Inflation Breakeven Index (short exposure to 10-year Treasury Inflation-Protected Securities (TIPS) bond)	03/06/14	(1,034,899)	8,420
Bond Index Swap Agreement with Societe Generale, based on the Dow Jones Credit Suisse 10-Year Inflation Breakeven Index (duration-adjusted long exposure to U.S. Treasury notes)	11/06/14	1,952,180	(7,965)
Bond Index Swap Agreement with Societe Generale, based on the Dow Jones Credit Suisse 10-Year Inflation Breakeven Index (short exposure to 10-year Treasury Inflation-Protected Securities (TIPS) bond)	11/06/14	(5,258,912)	49,967
			$33,018

‡  Total return (long position) based on the underlying index less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (0.01)%. Total return (short position) based on the underlying index plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (0.32)%.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRAPRO SHORT 10 YEAR TIPS/TSY SPREAD 31

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 70.2%
	Federal Home Loan Bank
$284,802,476	0.00%, due 12/02/13	$284,802,476
	U.S. Treasury Bills
85,000,000	0.00%, due 12/12/13	84,999,611
100,000,000	0.00%, due 12/19/13	99,999,000
100,000,000	0.00%, due 12/26/13	99,997,222
20,000,000	0.00%, due 01/02/14	19,999,591
100,000,000	0.00%, due 01/09/14	99,997,075
250,000,000	0.00%, due 01/30/14	249,991,667
150,000,000	0.00%, due 02/20/14	149,989,875
63,000,000	0.00%, due 02/27/14	62,992,223
	Total U.S. Government & Agency Securities (Cost $1,152,768,740)	1,152,768,740
	Repurchase Agreements (a)(b) — 32.8%
538,630,727	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $538,633,489	538,630,727
	Total Repurchase Agreements (Cost $538,630,727)	538,630,727
	Total Investment Securities (Cost $1,691,399,467) † — 103.0%	1,691,399,467
	Liabilities in excess of other assets — (3.0%)	(49,234,380)
	Net Assets — 100.0%	$1,642,165,087

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $131,272,212.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

Short S&P500® had the following open short futures contracts as of November 30, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	284	12/20/13	$25,616,800	$(248,213)

Cash collateral in the amount of $1,132,802 was pledged to cover margin requirements for open futures contracts as of November 30, 2013.

See accompanying notes to the financial statements.

32 :: SH SHORT S&P500® :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTSPROSHARES TRUST

Swap Agreements ‡

Short S&P500® had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Citibank, N.A., based on the S&P 500® Index	12/06/13	$(208,766,906)	$(4,563,326)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	11/06/15	(183,561,908)	(3,877,828)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	12/06/13	(132,554,741)	(3,322,423)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	12/06/13	(272,140,419)	(5,802,831)
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	12/06/13	(165,472,429)	(3,692,875)
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the S&P 500® Index	11/06/15	(89,891,949)	(2,202,418)
Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	11/06/15	(544,403,973)	(11,426,100)
Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	12/06/13	(13,468,025)	(284,123)
Swap Agreement with Deutsche Bank AG, based on the SPDR® S&P 500® ETF Trust	12/06/13	(6,344,793)	(133,498)
			$(35,305,422)

‡  Total return based on the underlying index plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.34%.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: SHORT S&P500® 33

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 65.7%
	Federal Home Loan Bank
$29,039,744	0.00%, due 12/02/13	$29,039,744
	U.S. Treasury Bills
5,000,000	0.00%, due 01/09/14	4,999,773
8,000,000	0.00%, due 02/13/14	7,999,975
60,000,000	0.00%, due 02/27/14	59,991,713
	Total U.S. Government & Agency Securities (Cost $102,031,205)	102,031,205
	Repurchase Agreements (a)(b) — 37.7%
58,546,797	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $58,547,095	58,546,797
	Total Repurchase Agreements (Cost $58,546,797)	58,546,797
	Total Investment Securities (Cost $160,578,002) † — 103.4%	160,578,002
	Liabilities in excess of other assets — (3.4%)	(5,350,936)
	Net Assets — 100.0%	$155,227,066

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $21,490,165.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

Short QQQ® had the following open short futures contracts as of November 30, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini NASDAQ-100 Futures Contracts	136	12/20/13	$9,491,440	$(352,943)

Cash collateral in the amount of $411,399 was pledged to cover margin requirements for open futures contracts as of November 30, 2013.

Swap Agreements ‡

Short QQQ® had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100 Index®	12/06/13	$(185,573)	$(5,714)
Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100 Index®	11/06/15	(33,869,756)	(1,027,111)
Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100 Index®	12/06/13	(3,803,562)	(159,897)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index®	12/06/13	(39,378,035)	(1,309,265)
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the NASDAQ-100 Index®	11/06/15	(5,988,733)	(286,937)
Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100 Index®	11/06/15	(29,918,405)	(920,571)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index®	12/06/13	(27,397,730)	(847,887)
Swap Agreement with Morgan Stanley & Co. International PLC, based on the PowerShares QQQ TrustSM, Series 1	03/06/14	(5,202,422)	(924,112)
			$(5,481,494)

‡  Total return based on the underlying index plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.20%.

See accompanying notes to the financial statements.

34 :: PSQ SHORT QQQ® :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 66.4%
	Federal Home Loan Bank
$48,621,075	0.00%, due 12/02/13	$48,621,075
	U.S. Treasury Bills
1,430,000	0.00%, due 12/26/13	1,429,962
20,000,000	0.00%, due 01/09/14	19,999,090
95,000,000	0.00%, due 02/27/14	94,986,977
15,000,000	0.00%, due 03/20/14	14,998,524
	Total U.S. Government & Agency Securities (Cost $180,035,628)	180,035,628
	Repurchase Agreements (a)(b) — 35.7%
96,719,875	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $96,720,368	96,719,875
	Total Repurchase Agreements (Cost $96,719,875)	96,719,875
	Total Investment Securities (Cost $276,755,503) † — 102.1%	276,755,503
	Liabilities in excess of other assets — (2.1%)	(5,675,737)
	Net Assets — 100.0%	$271,079,766

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $31,696,388.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

Short Dow30SM had the following open short futures contracts as of November 30, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Dow Jones Futures Contracts	208	12/20/13	$16,709,680	$(386,449)

Cash collateral in the amount of $658,735 was pledged to cover margin requirements for open futures contracts as of November 30, 2013.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: SHORT DOW30SM 35

Swap Agreements ‡

Short Dow30SM had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	12/06/13	$(1,564,628)	$(90,471)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	11/06/15	(84,053,632)	(1,971,486)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	12/06/13	(18,639,709)	(437,641)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	12/06/13	(28,296,140)	(691,705)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones Industrial AverageSM Index	12/06/13	(5,595,819)	(140,530)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	11/06/15	(57,266,992)	(1,338,749)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial AverageSM Index	12/06/13	(43,387,686)	(1,021,555)
Swap Agreement with Deutsche Bank AG, based on the SPDR® Dow Jones Industrial AverageSM ETF Trust	12/06/13	(15,609,419)	(369,735)
			$(6,061,872)

‡  Total return based on the underlying index plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.23%.

See accompanying notes to the financial statements.

36 :: DOG SHORT DOW30SM :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 54.8%
	Federal Home Loan Bank
$6,334,226	0.00%, due 12/02/13	$6,334,226
	U.S. Treasury Bill
7,000,000	0.00%, due 01/02/14	6,999,845
	Total U.S. Government & Agency Securities (Cost $13,334,071)	13,334,071
	Repurchase Agreements (a)(b) — 46.3%
11,257,311	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $11,257,369	11,257,311
	Total Repurchase Agreements (Cost $11,257,311)	11,257,311
	Total Investment Securities (Cost $24,591,382) † — 101.1%	24,591,382
	Liabilities in excess of other assets — (1.1%)	(260,809)
	Net Assets — 100.0%	$24,330,573

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $1,362,444.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

Short MidCap400 had the following open short futures contracts as of November 30, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap 400 Futures Contracts	10	12/20/13	$1,303,400	$(22,522)

Cash collateral in the amount of $44,962 was pledged to cover margin requirements for open futures contracts as of November 30, 2013.

Swap Agreements ‡

Short MidCap400 had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400® Index	11/06/15	$(6,449,963)	$(74,845)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400® Index	12/06/13	(6,300,476)	(74,779)
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400® Index	12/06/13	(3,660,124)	(89,673)
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the S&P MidCap 400® Index	11/06/15	(2,031,572)	(3,935)
Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400® Index	11/06/15	(4,556,805)	(53,065)
			$(296,297)

‡  Total return based on the underlying index plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (0.02)%.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: SHORT MIDCAP400 37

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 72.1%
	Federal Home Loan Bank
$74,730,777	0.00%, due 12/02/13	$74,730,777
	U.S. Treasury Bills
23,000,000	0.00%, due 12/12/13	22,999,708
10,000,000	0.00%, due 12/19/13	9,999,872
45,000,000	0.00%, due 12/26/13	44,999,172
5,947,000	0.00%, due 02/13/14	5,946,707
50,000,000	0.00%, due 03/13/14	49,994,333
40,000,000	0.00%, due 04/03/14	39,992,142
50,000,000	0.00%, due 04/24/14	49,982,500
	Total U.S. Government & Agency Securities (Cost $298,645,211)	298,645,211
	Repurchase Agreements (a)(b) — 32.3%
133,590,313	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $133,591,004	133,590,313
	Total Repurchase Agreements (Cost $133,590,313)	133,590,313
	Total Investment Securities (Cost $432,235,524) † — 104.4%	432,235,524
	Liabilities in excess of other assets — (4.4%)	(18,334,840)
	Net Assets — 100.0%	$413,900,684

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $45,921,441.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

Short Russell2000 had the following open short futures contracts as of November 30, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Russell 2000 Futures Contracts	312	12/20/13	$35,602,320	$(1,297,492)

Cash collateral in the amount of $1,460,159 was pledged to cover margin requirements for open futures contracts as of November 30, 2013.

See accompanying notes to the financial statements.

38 :: RWM SHORT RUSSELL2000 :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements ‡

Short Russell2000 had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	12/06/13	$(2,301,582)	$(108,386)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	11/06/15	(119,221,968)	(4,765,622)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	12/06/13	(2,266,665)	(149,383)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000® Index	12/06/13	(147,439,046)	(7,222,300)
Equity Index Swap Agreement with Merrill Lynch International, based on the Russell 2000® Index	12/06/13	(19,456,170)	(790,362)
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell 2000® Index	11/06/15	(23,074,588)	(1,537,581)
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	11/06/15	(41,545,514)	(1,664,239)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	12/06/13	(7,605,984)	(304,905)
Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 2000 Index Fund	12/06/13	(534,337)	(21,221)
Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell 2000 Index Fund	11/06/15	(14,887,606)	(589,164)
			$(17,153,163)

‡  Total return based on the underlying index plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (0.44)%.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: SHORT RUSSELL2000 39

Principal Amount		Value
	U.S. Government & Agency Security (a) — 35.3%
	Federal Home Loan Bank
$3,879,336	0.00%, due 12/02/13	$3,879,336
	Total U.S. Government & Agency Security (Cost $3,879,336)	3,879,336
	Repurchase Agreements (a)(b) — 65.2%
7,166,023	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $7,166,061	7,166,023
	Total Repurchase Agreements (Cost $7,166,023)	7,166,023
	Total Investment Securities (Cost $11,045,359) † — 100.5%	11,045,359
	Liabilities in excess of other assets — (0.5%)	(56,706)
	Net Assets — 100.0%	$10,988,653

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $619,733.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ‡

Short SmallCap600 had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Citibank, N.A., based on the S&P SmallCap 600® Index	12/06/13	$(3,442,102)	$(131,043)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P SmallCap 600® Index	11/06/15	(2,214,783)	(84,692)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600® Index	12/06/13	(698,240)	(39,784)
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P SmallCap 600® Index	12/06/13	(1,840,977)	(99,447)
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the S&P SmallCap 600® Index	11/06/15	(1,401,235)	(53,601)
Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600® Index	11/06/15	(1,382,304)	(52,918)
			$(461,485)

‡  Total return based on the underlying index plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (0.21)%.

See accompanying notes to the financial statements.

40 :: SBB SHORT SMALLCAP600 :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security (a) — 33.0%
	Federal Home Loan Bank
$254,399	0.00%, due 12/02/13	$254,399
	Total U.S. Government & Agency Security (Cost $254,399)	254,399
	Repurchase Agreements (a)(b) — 75.7%
583,201	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $583,204	583,201
	Total Repurchase Agreements (Cost $583,201)	583,201
	Total Investment Securities (Cost $837,600) † — 108.7%	837,600
	Liabilities in excess of other assets — (8.7%)	(67,155)
	Net Assets — 100.0%	$770,445

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $153,908.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ‡

UltraShort Russell3000 had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 3000® Index	11/06/15	$(18,256)	$(72)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 3000® Index	12/06/13	(435,808)	(7,505)
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell 3000® Index	01/06/14	(427,778)	(25,930)
Equity Index Swap Agreement with Societe Generale, based on the Russell 3000® Index	11/06/15	(595,746)	(16,304)
Equity Index Swap Agreement with UBS AG, based on the Russell 3000® Index	12/06/13	(35,742)	(341)
Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell 3000 Index Fund	11/06/15	(27,966)	(602)
			$(50,754)

‡  Total return based on the underlying index plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (0.02)%.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRASHORT RUSSELL3000 41

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 77.5%
	Federal Home Loan Bank
$229,707,818	0.00%, due 12/02/13	$229,707,818
	U.S. Treasury Bills
160,000,000	0.00%, due 12/12/13	159,998,987
100,000,000	0.00%, due 12/19/13	99,999,000
100,000,000	0.00%, due 12/26/13	99,997,222
50,000,000	0.00%, due 01/09/14	49,998,240
200,000,000	0.00%, due 01/16/14	199,993,611
100,000,000	0.00%, due 02/06/14	99,991,346
200,000,000	0.00%, due 02/27/14	199,972,867
30,000,000	0.00%, due 03/13/14	29,996,600
40,000,000	0.00%, due 03/20/14	39,996,124
	Total U.S. Government & Agency Securities (Cost $1,209,651,815)	1,209,651,815
	Repurchase Agreements (a)(b) — 29.6%
461,763,260	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $461,765,608	461,763,260
	Total Repurchase Agreements (Cost $461,763,260)	461,763,260
	Total Investment Securities (Cost $1,671,415,075) † — 107.1%	1,671,415,075
	Liabilities in excess of other assets — (7.1%)	(111,291,418)
	Net Assets — 100.0%	$1,560,123,657

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $380,807,714.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort S&P500® had the following open short futures contracts as of November 30, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	299	12/20/13	$26,969,800	$(199,083)

Cash collateral in the amount of $1,004,477 was pledged to cover margin requirements for open futures contracts as of November 30, 2013.

See accompanying notes to the financial statements.

42 :: SDS ULTRASHORT S&P500® :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements ‡

UltraShort S&P500® had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Citibank, N.A., based on the S&P 500® Index	12/06/13	$(253,580,970)	$(6,951,273)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	11/06/15	(98,621,216)	(2,099,189)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	12/06/13	(72,558,499)	(1,530,265)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	12/06/13	(389,328,513)	(9,115,079)
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	12/06/13	(104,220,816)	(2,637,537)
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the S&P 500® Index	11/06/15	(46,036,724)	(2,166,660)
Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	11/06/15	(426,814,929)	(8,958,109)
Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	12/06/13	(40,933,791)	(863,544)
Swap Agreement with Deutsche Bank AG, based on the SPDR® S&P 500® ETF Trust	12/06/13	(337,576,796)	(9,650,966)
Swap Agreement with Goldman Sachs International, based on the SPDR® S&P 500® ETF Trust	12/06/13	(1,323,666,588)	(29,353,934)
			$(73,326,556)

‡  Total return based on the underlying index plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.29%.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRASHORT S&P500® 43

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 74.6%
	Federal Home Loan Bank
$64,607,635	0.00%, due 12/02/13	$64,607,635
	U.S. Treasury Bills
25,000,000	0.00%, due 12/12/13	24,999,825
6,000,000	0.00%, due 12/26/13	5,999,854
20,000,000	0.00%, due 01/16/14	19,999,361
10,000,000	0.00%, due 01/23/14	9,999,043
10,000,000	0.00%, due 02/13/14	9,999,507
80,000,000	0.00%, due 02/27/14	79,989,122
47,000,000	0.00%, due 03/13/14	46,994,719
5,000,000	0.00%, due 03/20/14	4,999,515
40,000,000	0.00%, due 04/24/14	39,986,000
	Total U.S. Government & Agency Securities (Cost $307,574,581)	307,574,581
	Repurchase Agreements (a)(b) — 41.0%
169,140,662	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $169,141,495	169,140,662
	Total Repurchase Agreements (Cost $169,140,662)	169,140,662
	Total Investment Securities (Cost $476,715,243) † — 115.6%	476,715,243
	Liabilities in excess of other assets — (15.6%)	(64,480,801)
	Net Assets — 100.0%	$412,234,442

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $146,935,065.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort QQQ® had the following open short futures contracts as of November 30, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini NASDAQ-100 Futures Contracts	89	12/20/13	$6,211,310	$(158,299)

Cash collateral in the amount of $269,224 was pledged to cover margin requirements for open futures contracts as of November 30, 2013.

See accompanying notes to the financial statements.

44 :: QID ULTRASHORT QQQ® :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements ‡

UltraShort QQQ® had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100 Index®	12/06/13	$(9,142,026)	$(567,482)
Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100 Index®	11/06/15	(93,561,801)	(2,817,434)
Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100 Index®	12/06/13	(5,268,171)	(127,613)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index®	12/06/13	(87,408,452)	(3,024,866)
Equity Index Swap Agreement with Merrill Lynch International, based on the NASDAQ-100 Index®	12/06/13	(93,006,069)	(2,778,178)
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the NASDAQ-100 Index®	11/06/15	(9,036,474)	(426,779)
Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100 Index®	03/06/14	(92,082,651)	(15,456,407)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index®	03/06/14	(6,308,741)	(485,905)
Swap Agreement with Deutsche Bank AG, based on the PowerShares QQQ TrustSM, Series 1	03/06/14	(57,181,198)	(16,458,360)
Swap Agreement with Goldman Sachs International, based on the PowerShares QQQ TrustSM, Series 1	03/06/14	(319,305,729)	(11,137,193)
Swap Agreement with Morgan Stanley & Co. International PLC, based on the PowerShares QQQ TrustSM, Series 1	03/06/14	(45,980,315)	(10,866,304)
			$(64,146,521)

‡  Total return based on the underlying index plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.17%.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRASHORT QQQ® 45

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 66.5%
	Federal Home Loan Bank
$46,013,477	0.00%, due 12/02/13	$46,013,477
	U.S. Treasury Bills
5,000,000	0.00%, due 12/12/13	4,999,984
18,128,000	0.00%, due 01/09/14	18,127,187
10,000,000	0.00%, due 02/06/14	9,999,953
20,000,000	0.00%, due 02/13/14	19,999,013
37,000,000	0.00%, due 03/13/14	36,995,807
35,000,000	0.00%, due 04/03/14	34,993,124
	Total U.S. Government & Agency Securities (Cost $171,128,545)	171,128,545
	Repurchase Agreements (a)(b) — 38.1%
97,935,882	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $97,936,377	97,935,882
	Total Repurchase Agreements (Cost $97,935,882)	97,935,882
	Total Investment Securities (Cost $269,064,427) † — 104.6%	269,064,427
	Liabilities in excess of other assets — (4.6%)	(11,930,872)
	Net Assets — 100.0%	$257,133,555

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $40,619,413.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort Dow30SM had the following open short futures contracts as of November 30, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Dow Jones Futures Contracts	221	12/20/13	$17,754,035	$(171,279)

Cash collateral in the amount of $470,525 was pledged to cover margin requirements for open futures contracts as of November 30, 2013.

See accompanying notes to the financial statements.

46 :: DXD ULTRASHORT DOW30SM :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements ‡

UltraShort Dow30SM had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	12/06/13	$(3,069,078)	$(143,676)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	11/06/15	(63,144,999)	(1,491,529)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	12/06/13	(20,528,753)	(524,460)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	12/06/13	(36,046,106)	(893,668)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones Industrial AverageSM Index	12/06/13	(31,972,367)	(845,770)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	11/06/15	(52,857,546)	(1,235,668)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial AverageSM Index	12/06/13	(13,416,066)	(315,879)
Swap Agreement with Deutsche Bank AG, based on the SPDR® Dow Jones Industrial AverageSM ETF Trust	12/06/13	(251,589,298)	(5,996,358)
Swap Agreement with Goldman Sachs International, based on the SPDR® Dow Jones Industrial AverageSM ETF Trust	12/06/13	(23,859,461)	(676,421)
			$(12,123,429)

‡  Total return based on the underlying index plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.08%.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRASHORT DOW30SM 47

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 54.7%
	Federal Home Loan Bank
$3,364,884	0.00%, due 12/02/13	$3,364,884
	U.S. Treasury Bill
3,800,000	0.00%, due 01/02/14	3,799,916
	Total U.S. Government & Agency Securities (Cost $7,164,800)	7,164,800
	Repurchase Agreements (a)(b) — 47.9%
6,267,386	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $6,267,417	6,267,386
	Total Repurchase Agreements (Cost $6,267,386)	6,267,386
	Total Investment Securities (Cost $13,432,186) † — 102.6%	13,432,186
	Liabilities in excess of other assets — (2.6%)	(334,395)
	Net Assets — 100.0%	$13,097,791

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $1,210,216.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort MidCap400 had the following open short futures contracts as of November 30, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap 400 Futures Contracts	7	12/20/13	$912,380	$(6,404)

Cash collateral in the amount of $28,105 was pledged to cover margin requirements for open futures contracts as of November 30, 2013.

Swap Agreements ‡

UltraShort MidCap400 had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Citibank, N.A., based on the S&P MidCap 400® Index	12/06/13	$(1,233,252)	$(12,632)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400® Index	11/06/15	(5,053,947)	(58,627)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400® Index	12/06/13	(951,551)	(11,294)
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400® Index	12/06/13	(1,499,950)	(56,102)
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the S&P MidCap 400® Index	11/06/15	(235,334)	(2,788)
Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400® Index	11/06/15	(1,717,580)	(20,001)
Swap Agreement with Deutsche Bank AG, based on the SPDR® S&P MidCap 400® ETF Trust	12/06/13	(14,588,199)	(173,038)
			$(334,482)

‡  Total return based on the underlying index plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (0.17)%.

See accompanying notes to the financial statements.

48 :: MZZ ULTRASHORT MIDCAP400 :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 65.3%
	Federal Home Loan Bank
$51,276,160	0.00%, due 12/02/13	$51,276,160
	U.S. Treasury Bills
25,000,000	0.00%, due 12/12/13	24,999,847
1,304,000	0.00%, due 12/26/13	1,303,965
50,000,000	0.00%, due 01/16/14	49,998,402
10,000,000	0.00%, due 01/23/14	9,999,043
5,000,000	0.00%, due 02/06/14	4,999,977
5,000,000	0.00%, due 02/27/14	4,999,383
5,000,000	0.00%, due 03/20/14	4,999,516
10,000,000	0.00%, due 05/08/14	9,996,269
	Total U.S. Government & Agency Securities (Cost $162,572,562)	162,572,562
	Repurchase Agreements (a)(b) — 43.8%
109,114,603	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $109,115,154	109,114,603
	Total Repurchase Agreements (Cost $109,114,603)	109,114,603
	Total Investment Securities (Cost $271,687,165) † — 109.1%	271,687,165
	Liabilities in excess of other assets — (9.1%)	(22,610,836)
	Net Assets — 100.0%	$249,076,329

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $28,888,142.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort Russell2000 had the following open short futures contracts as of November 30, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Russell 2000 Futures Contracts	246	12/20/13	$28,071,060	$(943,935)

Cash collateral in the amount of $1,151,280 was pledged to cover margin requirements for open futures contracts as of November 30, 2013.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRASHORT RUSSELL2000 49

Swap Agreements ‡

UltraShort Russell2000 had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	12/06/13	$(3,195,028)	$(240,656)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	03/06/14	(4,159,950)	(2,522,129)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	12/06/13	(3,747,236)	(161,207)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000® Index	12/06/13	(15,322,813)	(1,319,636)
Equity Index Swap Agreement with Merrill Lynch International, based on the Russell 2000® Index	12/06/13	(69,526,933)	(2,625,997)
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell 2000® Index	11/06/15	(226,363,446)	(10,113,709)
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	11/06/15	(137,771,363)	(5,518,873)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	03/06/14	(5,078,445)	(498,887)
Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 2000 Index Fund	12/06/13	(1,773,379)	(345,523)
Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell 2000 Index Fund	11/06/15	(3,208,334)	(126,967)
			$(23,473,584)

‡  Total return based on the underlying index plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (0.55)%.

See accompanying notes to the financial statements.

50 :: TWM ULTRASHORT RUSSELL2000 :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security (a) — 36.5%
	Federal Home Loan Bank
$1,775,417	0.00%, due 12/02/13	$1,775,417
	Total U.S. Government & Agency Security (Cost $1,775,417)	1,775,417
	Repurchase Agreements (a)(b) — 67.5%
3,290,364	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $3,290,380	3,290,364
	Total Repurchase Agreements (Cost $3,290,364)	3,290,364
	Total Investment Securities (Cost $5,065,781) † — 104.0%	5,065,781
	Liabilities in excess of other assets — (4.0%)	(192,914)
	Net Assets — 100.0%	$4,872,867

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $294,389.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ‡

UltraShort SmallCap600 had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P SmallCap 600® Index	11/06/15	$(888,819)	$(34,122)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600® Index	12/06/13	(305,718)	(13,276)
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P SmallCap 600® Index	12/06/13	(654,555)	(51,191)
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the S&P SmallCap 600® Index	11/06/15	(1,352,515)	(55,493)
Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600® Index	11/06/15	(1,098,346)	(42,047)
Swap Agreement with Deutsche Bank AG, based on the iShares® Core S&P Small-Cap ETF	12/06/13	(5,451,531)	(218,460)
			$(414,589)

‡   Total return based on the underlying index plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (0.52)%.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRASHORT SMALLCAP600 51

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 67.1%
	Federal Home Loan Bank
$55,095,100	0.00%, due 12/02/13	$55,095,100
	U.S. Treasury Bills
13,000,000	0.00%, due 12/26/13	12,999,977
100,000,000	0.00%, due 01/09/14	99,996,479
30,000,000	0.00%, due 03/13/14	29,996,600
77,000,000	0.00%, due 03/20/14	76,990,738
10,000,000	0.00%, due 04/10/14	9,997,996
35,000,000	0.00%, due 04/24/14	34,987,750
	Total U.S. Government & Agency Securities (Cost $320,064,640)	320,064,640
	Repurchase Agreements (a)(b) — 39.3%
187,329,416	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $187,330,319	187,329,416
	Total Repurchase Agreements (Cost $187,329,416)	187,329,416
	Total Investment Securities (Cost $507,394,056) † — 106.4%	507,394,056
	Liabilities in excess of other assets — (6.4%)	(30,642,306)
	Net Assets — 100.0%	$476,751,750

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $221,390,014.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short S&P500® had the following open short futures contracts as of November 30, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	265	12/20/13	$23,903,000	$(186,251)

Cash collateral in the amount of $977,929 was pledged to cover margin requirements for open futures contracts as of November 30, 2013.

See accompanying notes to the financial statements.

52 :: SPXU ULTRAPRO SHORT S&P500® :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements ‡

UltraPro Short S&P500® had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Citibank, N.A., based on the S&P 500® Index	12/06/13	$(105,117,964)	$(2,305,038)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	11/06/15	(51,401,546)	(1,081,294)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	12/06/13	(22,939,781)	(483,802)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	12/06/13	(72,485,208)	(2,117,093)
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	12/06/13	(46,770,741)	(1,163,149)
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the S&P 500® Index	11/06/15	(30,371,393)	(841,105)
Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	11/06/15	(66,185,470)	(1,389,119)
Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	12/06/13	(7,999,890)	(168,767)
Swap Agreement with Deutsche Bank AG, based on the SPDR® S&P 500® ETF Trust	12/06/13	(366,051,342)	(9,385,900)
Swap Agreement with Goldman Sachs International, based on the SPDR® S&P 500® ETF Trust	12/06/13	(637,070,443)	(13,339,569)
			$(32,274,836)

‡  Total return based on the underlying index plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.25%.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRAPRO SHORT S&P500® 53

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 77.2%
	Federal Home Loan Bank
$22,717,595	0.00%, due 12/02/13	$22,717,595
	U.S. Treasury Bills
15,000,000	0.00%, due 12/12/13	14,999,771
5,000,000	0.00%, due 12/26/13	4,999,878
10,000,000	0.00%, due 02/13/14	9,999,507
12,981,000	0.00%, due 02/27/14	12,979,207
12,542,000	0.00%, due 03/13/14	12,540,579
55,000,000	0.00%, due 03/20/14	54,993,384
12,000,000	0.00%, due 04/24/14	11,995,800
	Total U.S. Government & Agency Securities (Cost $145,225,721)	145,225,721
	Repurchase Agreements (a)(b) — 33.5%
62,904,121	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $62,904,429	62,904,121
	Total Repurchase Agreements (Cost $62,904,121)	62,904,121
	Total Investment Securities (Cost $208,129,842) † — 110.7%	208,129,842
	Liabilities in excess of other assets — (10.7%)	(20,109,591)
	Net Assets — 100.0%	$188,020,251

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $92,494,074.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short QQQ® had the following open short futures contracts as of November 30, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini NASDAQ-100 Futures Contracts	116	12/20/13	$8,095,640	$(234,600)

Cash collateral in the amount of $350,899 was pledged to cover margin requirements for open futures contracts as of November 30, 2013.

See accompanying notes to the financial statements.

54 :: SQQQ ULTRAPRO SHORT QQQ® :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements ‡

UltraPro Short QQQ® had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100 Index®	12/06/13	$(14,378,322)	$(654,613)
Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100 Index®	11/06/15	(8,434,696)	(233,039)
Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100 Index®	12/06/13	(3,776,992)	(164,877)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index®	12/06/13	(33,180,758)	(1,134,894)
Equity Index Swap Agreement with Merrill Lynch International, based on the NASDAQ-100 Index®	12/06/13	(60,149,963)	(1,810,562)
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the NASDAQ-100 Index®	11/06/15	(5,419,490)	(172,218)
Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100 Index®	11/06/15	(36,594,560)	(1,125,992)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index®	12/06/13	(7,063,760)	(218,605)
Swap Agreement with Deutsche Bank AG, based on the PowerShares QQQ TrustSM, Series 1	03/06/14	(6,125,465)	(4,399,074)
Swap Agreement with Goldman Sachs International, based on the PowerShares QQQ TrustSM, Series 1	03/06/14	(374,509,420)	(13,170,119)
Swap Agreement with Morgan Stanley & Co. International PLC, based on the PowerShares QQQ TrustSM, Series 1	03/06/14	(6,348,097)	(2,599,411)
			$(25,683,404)

‡  Total return based on the underlying index plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.14%.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRAPRO SHORT QQQ® 55

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 58.9%
	Federal Home Loan Bank
$24,221,914	0.00%, due 12/02/13	$24,221,914
	U.S. Treasury Bills
10,000,000	0.00%, due 12/26/13	9,999,982
23,000,000	0.00%, due 01/02/14	22,999,530
7,000,000	0.00%, due 04/24/14	6,997,550
	Total U.S. Government & Agency Securities (Cost $64,218,976)	64,218,976
	Repurchase Agreements (a)(b) — 48.2%
52,587,080	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $52,587,345	52,587,080
	Total Repurchase Agreements (Cost $52,587,080)	52,587,080
	Total Investment Securities (Cost $116,806,056) † — 107.1%	116,806,056
	Liabilities in excess of other assets — (7.1%)	(7,767,765)
	Net Assets — 100.0%	$109,038,291

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $13,339,144.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short Dow30SM had the following open short futures contracts as of November 30, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Dow Jones Futures Contracts	78	12/20/13	$6,266,130	$(60,992)

Cash collateral in the amount of $217,415 was pledged to cover margin requirements for open futures contracts as of November 30, 2013.

See accompanying notes to the financial statements.

56 :: SDOW ULTRAPRO SHORT DOW30SM :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements ‡

UltraPro Short Dow30SM had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	12/06/13	$(12,732,522)	$(119,294)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	03/06/14	(1,637,114)	(437,876)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	12/06/13	(4,279,307)	(104,648)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	12/06/13	(2,864,410)	(68,989)
Equity Index Swap Agreement with Merill Lynch International, based on the Dow Jones Industrial AverageSM Index	12/06/13	(22,958,219)	(601,023)
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones Industrial AverageSM Index	11/06/15	(102,121,968)	(2,468,028)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	11/06/15	(162,486,752)	(3,798,505)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial AverageSM Index	12/06/13	(5,412,594)	(127,438)
Swap Agreement with Deutsche Bank AG, based on the SPDR® Dow Jones Industrial AverageSM ETF Trust	12/06/13	(3,551,163)	(84,115)
Swap Agreement with Goldman Sachs International, based on the SPDR® Dow Jones Industrial AverageSM ETF Trust	12/06/13	(2,816,556)	(65,959)
			$(7,875,875)

‡  Total return based on the underlying index plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.20%.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRAPRO SHORT DOW30SM 57

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 54.3%
	Federal Home Loan Bank
$1,186,991	0.00%, due 12/02/13	$1,186,991
	U.S. Treasury Bill
1,900,000	0.00%, due 03/13/14	1,899,866
	Total U.S. Government & Agency Securities (Cost $3,086,857)	3,086,857
	Repurchase Agreements (a)(b) — 43.9%
2,494,120	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $2,494,132	2,494,120
	Total Repurchase Agreements (Cost $2,494,120)	2,494,120
	Total Investment Securities (Cost $5,580,977) † — 98.2%	5,580,977
	Other assets less liabilities — 1.8%	102,923
	Net Assets — 100.0%	$5,683,900

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $521,093.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short MidCap400 had the following open short futures contracts as of November 30, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap 400 Futures Contracts	7	12/20/13	$912,380	$(10,785)

Cash collateral in the amount of $28,105 was pledged to cover margin requirements for open futures contracts as of November 30, 2013.

Swap Agreements ‡

UltraPro Short MidCap400 had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Citibank, N.A., based on the S&P MidCap 400® Index	12/06/13	$(1,455,005)	$(14,514)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400® Index	11/06/15	(358,824)	(4,158)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400® Index	12/06/13	(172,272)	(2,045)
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400® Index	12/06/13	(2,752,092)	(79,213)
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the S&P MidCap 400® Index	11/06/15	(10,333,533)	(158,125)
Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400® Index	11/06/15	(955,766)	(11,130)
Swap Agreement with Goldman Sachs International, based on the SPDR® S&P MidCap 400® ETF Trust	12/06/13	(115,178)	(1,309)
			$(270,494)

‡  Total return based on the underlying index plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (0.12)%.

See accompanying notes to the financial statements.

58 :: SMDD ULTRAPRO SHORT MIDCAP400 :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 53.0%
	Federal Home Loan Bank
$14,233,064	0.00%, due 12/02/13	$14,233,064
	U.S. Treasury Bills
3,000,000	0.00%, due 01/09/14	2,999,864
8,000,000	0.00%, due 01/23/14	7,999,235
5,000,000	0.00%, due 02/13/14	4,999,753
	Total U.S. Government & Agency Securities (Cost $30,231,916)	30,231,916
	Repurchase Agreements (a)(b) — 60.1%
34,328,461	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $34,328,631	34,328,461
	Total Repurchase Agreements (Cost $34,328,461)	34,328,461
	Total Investment Securities (Cost $64,560,377) † — 113.1%	64,560,377
	Liabilities in excess of other assets — (13.1%)	(7,463,050)
	Net Assets — 100.0%	$57,097,327

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $11,087,423.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short Russell2000 had the following open short futures contracts as of November 30, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Russell 2000 Futures Contracts	35	12/20/13	$3,993,850	$(108,057)

Cash collateral in the amount of $145,080 was pledged to cover margin requirements for open futures contracts as of November 30, 2013.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRAPRO SHORT RUSSELL2000 59

Swap Agreements ‡

UltraPro Short Russell2000 had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	12/06/13	$(1,357,623)	$(174,494)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	03/06/14	(1,545,187)	(464,126)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	12/06/13	(6,068,955)	(151,366)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000® Index	12/06/13	(402,760)	(18,911)
Equity Index Swap Agreement with Merrill Lynch International, based on the Russell 2000® Index	12/06/13	(22,312,184)	(929,328)
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell 2000® Index	11/06/15	(65,666,159)	(2,876,742)
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	11/06/15	(59,018,992)	(2,364,195)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	12/06/13	(1,470,807)	(60,962)
Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 2000 Index Fund	12/06/13	(4,919,332)	(313,268)
Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell 2000 Index Fund	11/06/15	(4,538,595)	(179,611)
			$(7,533,003)

‡  Total return based on the underlying index plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (0.59)%.

See accompanying notes to the financial statements.

60 :: SRTY ULTRAPRO SHORT RUSSELL2000 :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security (a) — 32.9%
	Federal Home Loan Bank
$268,889	0.00%, due 12/02/13	$268,889
	Total U.S. Government & Agency Security (Cost $268,889)	268,889
	Repurchase Agreements (a)(b) — 82.9%
678,777	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $678,780	678,777
	Total Repurchase Agreements (Cost $678,777)	678,777
	Total Investment Securities (Cost $947,666) † — 115.8%	947,666
	Liabilities in excess of other assets — (15.8%)	(128,994)
	Net Assets — 100.0%	$818,672

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $225,034.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ‡

UltraShort Russell1000 Value had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 1000® Value Index	11/06/15	$(27,030)	$(499)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Value Index	12/06/13	(371,612)	(8,624)
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell 1000® Value Index	11/06/15	(759,563)	(14,854)
Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Value Index	01/06/14	(268,377)	(79,498)
Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Value Index	03/06/14	(89,597)	(6,868)
Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 1000 Value Index Fund	12/06/13	(47,935)	(915)
Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell 1000 Value Index Fund	11/06/15	(73,241)	(1,409)
			$(112,667)

‡  Total return based on the underlying index plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (0.12)%.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRASHORT RUSSELL1000 VALUE 61

Principal Amount		Value
	U.S. Government & Agency Security (a) — 30.5%
	Federal Home Loan Bank
$340,377	0.00%, due 12/02/13	$340,377
	Total U.S. Government & Agency Security (Cost $340,377)	340,377
	Repurchase Agreements (a)(b) — 75.6%
843,476	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $843,479	843,476
	Total Repurchase Agreements (Cost $843,476)	843,476
	Total Investment Securities (Cost $1,183,853) † — 106.1%	1,183,853
	Liabilities in excess of other assets — (6.1%)	(68,226)
	Net Assets — 100.0%	$1,115,627

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $269,098.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ‡

UltraShort Russell1000 Growth had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 1000® Growth Index	11/06/15	$(84,278)	$(2,875)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Growth Index	12/06/13	(364,491)	(8,403)
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell 1000® Growth Index	11/06/15	(800,886)	(19,132)
Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Growth Index	11/06/15	(929,156)	(19,541)
Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Growth Index	12/06/13	(16,705)	1,591
Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 1000 Growth Index Fund	12/06/13	(8,666)	(181)
Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell 1000 Growth Index Fund	11/06/15	(26,842)	(2,600)
			$(51,141)

‡  Total return based on the underlying index plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (0.05)%.

See accompanying notes to the financial statements.

62 :: SFK ULTRASHORT RUSSELL1000 GROWTH :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security (a) — 15.2%
	Federal Home Loan Bank
$101,984	0.00%, due 12/02/13	$101,984
	Total U.S. Government & Agency Security (Cost $101,984)	101,984
	Repurchase Agreements (a)(b) — 88.6%
594,591	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $594,593	594,591
	Total Repurchase Agreements (Cost $594,591)	594,591
	Total Investment Securities (Cost $696,575) † — 103.8%	696,575
	Liabilities in excess of other assets — (3.8%)	(25,445)
	Net Assets — 100.0%	$671,130

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $422,497.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ‡

UltraShort Russell MidCap Value had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell Midcap® Value Index	11/06/15	$(36,251)	$(352)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Value Index	12/06/13	(366,953)	(1,885)
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell Midcap® Value Index	11/06/15	(666,771)	(5,260)
Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Value Index	11/06/15	(164,853)	(1,802)
Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Value Index	12/06/13	(53,433)	417
Swap Agreement with Deutsche Bank AG, based on the iShares® Russell Midcap Value Index Fund	12/06/13	(21,350)	(108)
Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell Midcap Value Index Fund	11/06/15	(32,696)	(166)
			$(9,156)

‡  Total return based on the underlying index plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (0.21)%.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRASHORT RUSSELL MIDCAP VALUE 63

Principal Amount		Value
	U.S. Government & Agency Security (a) — 17.2%
	Federal Home Loan Bank
$168,127	0.00%, due 12/02/13	$168,127
	Total U.S. Government & Agency Security (Cost $168,127)	168,127
	Repurchase Agreements (a)(b) — 88.7%
869,605	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $869,608	869,605
	Total Repurchase Agreements (Cost $869,605)	869,605
	Total Investment Securities (Cost $1,037,732) † — 105.9%	1,037,732
	Liabilities in excess of other assets — (5.9%)	(57,558)
	Net Assets — 100.0%	$980,174

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $585,895.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ‡

UltraShort Russell MidCap Growth had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell Midcap® Growth Index	11/06/15	$(61,550)	$(1,152)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Growth Index	12/06/13	(383,467)	(4,982)
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell Midcap® Growth Index	11/06/15	(1,122,461)	(24,990)
Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Growth Index	11/06/15	(192,380)	(5,804)
Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Growth Index	12/06/13	(88,216)	200
Swap Agreement with Deutsche Bank AG, based on the iShares® Russell Midcap Growth Index Fund	12/06/13	(73,395)	(1,359)
Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell Midcap Growth Index Fund	11/06/15	(38,935)	(2,757)
			$(40,844)

‡  Total return based on the underlying index plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (0.20)%.

See accompanying notes to the financial statements.

64 :: SDK ULTRASHORT RUSSELL MIDCAP GROWTH :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security (a) — 35.5%
	Federal Home Loan Bank
$701,833	0.00%, due 12/02/13	$701,833
	Total U.S. Government & Agency Security (Cost $701,833)	701,833
	Repurchase Agreements (a)(b) — 78.6%
1,554,093	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $1,554,098	1,554,093
	Total Repurchase Agreements (Cost $1,554,093)	1,554,093
	Total Investment Securities (Cost $2,255,926) † — 114.1%	2,255,926
	Liabilities in excess of other assets — (14.1%)	(278,510)
	Net Assets — 100.0%	$1,977,416

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $369,765.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ‡

UltraShort Russell2000 Value had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Value Index	11/06/15	$(130,358)	$(5,438)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Value Index	12/06/13	(210,967)	(12,027)
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell 2000® Value Index	11/06/15	(2,460,626)	(98,480)
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Value Index	01/06/14	(993,992)	(138,580)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Value Index	12/06/13	(117,505)	(4,328)
Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 2000 Value Index Fund	12/06/13	(12,345)	(433)
Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell 2000 Value Index Fund	11/06/15	(29,696)	(1,041)
			$(260,327)

‡  Total return based on the underlying index plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (0.42)%.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRASHORT RUSSELL2000 VALUE 65

Principal Amount		Value
	U.S. Government & Agency Security (a) — 34.7%
	Federal Home Loan Bank
$1,322,164	0.00%, due 12/02/13	$1,322,164
	Total U.S. Government & Agency Security (Cost $1,322,164)	1,322,164
	Repurchase Agreements (a)(b) — 75.7%
2,886,354	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $2,886,370	2,886,354
	Total Repurchase Agreements (Cost $2,886,354)	2,886,354
	Total Investment Securities (Cost $4,208,518) † — 110.4%	4,208,518
	Liabilities in excess of other assets — (10.4%)	(395,443)
	Net Assets — 100.0%	$3,813,075

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $655,232.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ‡

UltraShort Russell2000 Growth had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Growth Index	11/06/15	$(76,253)	$(3,272)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Growth Index	12/06/13	(184,789)	(21,757)
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell 2000® Growth Index	11/06/15	(6,149,295)	(285,896)
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Growth Index	11/06/15	(1,008,958)	(43,149)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Growth Index	12/06/13	(117,877)	(7,266)
Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 2000 Growth Index Fund	12/06/13	(25,106)	(1,098)
Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell 2000 Growth Index Fund	11/06/15	(64,633)	(11,284)
			$(373,722)

‡  Total return based on the underlying index plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (0.79)%.

See accompanying notes to the financial statements.

66 :: SKK ULTRASHORT RUSSELL2000 GROWTH :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 45.2%
	Federal Home Loan Bank
$493,013	0.00%, due 12/02/13	$493,013
	U.S. Treasury Bill
800,000	0.00%, due 03/13/14	799,944
	Total U.S. Government & Agency Securities (Cost $1,292,957)	1,292,957
	Repurchase Agreements (a)(b) — 48.4%
1,384,761	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $1,384,766	1,384,761
	Total Repurchase Agreements (Cost $1,384,761)	1,384,761
	Total Investment Securities (Cost $2,677,718) † — 93.6%	2,677,718
	Other assets less liabilities — 6.4%	182,351
	Net Assets — 100.0%	$2,860,069

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $552,814.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ‡

Short Basic Materials had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Basic MaterialsSM Index	11/06/14	$(1,415,455)	$(172,986)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Basic MaterialsSM Index	12/06/13	(240,657)	(2,067)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Basic MaterialsSM Index	12/06/13	(174,279)	(3,459)
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. Basic MaterialsSM Index	11/06/15	(593,507)	(5,046)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Basic MaterialsSM Index	11/06/15	(366,118)	(3,102)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic MaterialsSM Index	12/06/13	(59,025)	(1,368)
			$(188,028)

‡  Total return based on the underlying index plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.08%.
See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: SHORT BASIC MATERIALS 67

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 78.7%
	Federal Home Loan Bank
$7,988,109	0.00%, due 12/02/13	$7,988,109
	U.S. Treasury Bills
6,000,000	0.00%, due 01/23/14	5,999,426
11,000,000	0.00%, due 02/27/14	10,998,480
	Total U.S. Government & Agency Securities (Cost $24,986,015)	24,986,015
	Repurchase Agreements (a)(b) — 49.1%
15,594,483	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $15,594,562	15,594,483
	Total Repurchase Agreements (Cost $15,594,483)	15,594,483
	Total Investment Securities (Cost $40,580,498) † — 127.8%	40,580,498
	Liabilities in excess of other assets — (27.8%)	(8,832,387)
	Net Assets — 100.0%	$31,748,111

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $8,984,735.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ‡

Short Financials had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. FinancialsSM Index	11/06/14	$(16,472,208)	$(3,808,631)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	12/06/13	(2,317,969)	(214,263)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	12/06/13	(492,153)	(16,165)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. FinancialsSM Index	12/06/13	(1,308,456)	(82,800)
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. FinancialsSM Index	03/06/14	(3,194,846)	(1,204,837)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	11/06/15	(7,454,791)	(246,448)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	12/06/13	(479,439)	(31,882)
			$(5,605,026)

‡  Total return based on the underlying index plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.10%.

See accompanying notes to the financial statements.

68 :: SEF SHORT FINANCIALS :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 50.8%
	Federal Home Loan Bank
$320,472	0.00%, due 12/02/13	$320,472
	U.S. Treasury Bill
650,000	0.00%, due 03/13/14	649,954
	Total U.S. Government & Agency Securities (Cost $970,426)	970,426
	Repurchase Agreements (a)(b) — 67.7%
1,291,309	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $1,291,315	1,291,309
	Total Repurchase Agreements (Cost $1,291,309)	1,291,309
	Total Investment Securities (Cost $2,261,735) † — 118.5%	2,261,735
	Liabilities in excess of other assets — (18.5%)	(352,925)
	Net Assets — 100.0%	$1,908,810

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $825,503.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ‡

Short Oil & Gas had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Oil & GasSM Index	11/06/14	$(659,062)	$(82,091)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Oil & GasSM Index	12/06/13	(136,930)	(1,172)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & GasSM Index	12/06/13	(125,132)	319
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Oil & GasSM Index	12/06/13	(104,600)	(4,030)
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. Oil & GasSM Index	03/06/14	(252,072)	(247,323)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Oil & GasSM Index	11/06/15	(590,074)	1,377
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & GasSM Index	12/06/13	(33,402)	58
			$(332,862)

‡  Total return based on the underlying index plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.10%.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: SHORT OIL & GAS 69

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 51.6%
	Federal Home Loan Bank
$7,048,683	0.00%, due 12/02/13	$7,048,683
	U.S. Treasury Bill
11,000,000	0.00%, due 03/20/14	10,998,917
	Total U.S. Government & Agency Securities (Cost $18,047,600)	18,047,600
	Repurchase Agreements (a)(b) — 40.6%
14,168,397	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $14,168,469	14,168,397
	Total Repurchase Agreements (Cost $14,168,397)	14,168,397
	Total Investment Securities (Cost $32,215,997) † — 92.2%	32,215,997
	Other assets less liabilities — 7.8%	2,737,968
	Net Assets — 100.0%	$34,953,965

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $2,273,907.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ‡

Short Real Estate had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Real EstateSM Index	03/06/14	$(10,271,886)	$1,361,453
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Real EstateSM Index	12/06/13	(2,203,897)	92,964
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Real EstateSM Index	12/06/13	(8,171,038)	208,674
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. Real EstateSM Index	11/06/15	(609,112)	24,865
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Real EstateSM Index	01/06/14	(10,135,549)	(860,623)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real EstateSM Index	12/06/13	(3,543,026)	175,086
			$1,002,419

‡  Total return based on the underlying index plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.02%.

See accompanying notes to the financial statements.

70 :: REK SHORT REAL ESTATE :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security (a) — 20.6%
	Federal Home Loan Bank
$301,800	0.00%, due 12/02/13	$301,800
	Total U.S. Government & Agency Security (Cost $301,800)	301,800
	Repurchase Agreements (a)(b) — 92.8%
1,360,229	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $1,360,235	1,360,229
	Total Repurchase Agreements (Cost $1,360,229)	1,360,229
	Total Investment Securities (Cost $1,662,029) † — 113.4%	1,662,029
	Liabilities in excess of other assets — (13.4%)	(196,568)
	Net Assets — 100.0%	$1,465,461

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $850,947.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ‡

Short KBW Regional Banking had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Deutsche Bank AG, based on the KBW Regional Banking IndexSM	12/06/13	$(84,195)	$(7,491)
Equity Index Swap Agreement with Merrill Lynch International, based on the KBW Regional Banking IndexSM	12/06/13	(73,142)	(9,972)
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the KBW Regional Banking IndexSM	03/06/14	(116,123)	(31,171)
Equity Index Swap Agreement with Societe Generale, based on the KBW Regional Banking IndexSM	01/06/14	(1,165,350)	(129,051)
Equity Index Swap Agreement with UBS AG, based on the KBW Regional Banking IndexSM	12/06/13	(17,748)	(986)
			$(178,671)

‡  Total return based on the underlying index plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (0.15)%.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: SHORT KBW REGIONAL BANKING 71

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 40.2%
	Federal Home Loan Bank
$3,600,504	0.00%, due 12/02/13	$3,600,504
	U.S. Treasury Bill
5,000,000	0.00%, due 02/13/14	4,999,753
	Total U.S. Government & Agency Securities (Cost $8,600,257)	8,600,257
	Repurchase Agreements (a)(b) — 78.0%
16,665,264	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $16,665,342	16,665,264
	Total Repurchase Agreements (Cost $16,665,264)	16,665,264
	Total Investment Securities (Cost $25,265,521) † — 118.2%	25,265,521
	Liabilities in excess of other assets — (18.2%)	(3,899,212)
	Net Assets — 100.0%	$21,366,309

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $11,099,452.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ‡

UltraShort Basic Materials had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Basic MaterialsSM Index	11/06/14	$(2,912,623)	$(126,738)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Basic MaterialsSM Index	12/06/13	(1,451,002)	(10,220)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Basic MaterialsSM Index	12/06/13	(5,502,130)	(61,364)
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. Basic MaterialsSM Index	01/06/14	(4,855,963)	(1,553,669)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Basic MaterialsSM Index	11/06/15	(1,733,919)	(14,690)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic MaterialsSM Index	12/06/13	(3,779,513)	(33,381)
Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Basic Materials Sector Index Fund	12/06/13	(11,504,924)	(138,689)
Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Dow Jones U.S. Basic Materials Sector Index Fund	11/06/14	(11,055,484)	(1,896,379)
			$(3,835,130)

‡  Total return based on the underlying index plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (0.28)%.

See accompanying notes to the financial statements.

72 :: SMN ULTRASHORT BASIC MATERIALS :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security (a) — 33.9%
	Federal Home Loan Bank
$2,729,056	0.00%, due 12/02/13	$2,729,056
	Total U.S. Government & Agency Security (Cost $2,729,056)	2,729,056
	Repurchase Agreements (a)(b) — 94.7%
7,610,448	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $7,610,485	7,610,448
	Total Repurchase Agreements (Cost $7,610,448)	7,610,448
	Total Investment Securities (Cost $10,339,504) † — 128.6%	10,339,504
	Liabilities in excess of other assets — (28.6%)	(2,300,776)
	Net Assets — 100.0%	$8,038,728

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $3,005,230.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ‡

UltraShort Nasdaq Biotechnology had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ Biotechnology Index®	12/06/13	$(22,202)	$(2,291)
Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ Biotechnology Index®	01/06/15	(204,018)	(45,000)
Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ Biotechnology Index®	12/06/13	(6,243,546)	(829,627)
Equity Index Swap Agreement with Merrill Lynch International, based on the NASDAQ Biotechnology Index®	12/06/13	(112,837)	(22,240)
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the NASDAQ Biotechnology Index®	01/06/14	(93,513)	6,296
Equity Index Swap Agreement with Societe Generale, based on the NASDAQ Biotechnology Index®	11/06/15	(7,299,829)	(749,944)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ Biotechnology Index®	12/06/13	(81,769)	(6,416)
Swap Agreement with Merrill Lynch International, based on the iShares® Nasdaq Biotechnology Index Fund	12/06/13	(10,626)	(1,095)
Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Nasdaq Biotechnology Index Fund	11/06/14	(2,020,407)	(632,434)
			$(2,282,751)

‡  Total return based on the underlying index plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (0.43)%.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRASHORT NASDAQ BIOTECHNOLOGY 73

Principal Amount		Value
	U.S. Government & Agency Security (a) — 29.8%
	Federal Home Loan Bank
$1,198,201	0.00%, due 12/02/13	$1,198,201
	Total U.S. Government & Agency Security (Cost $1,198,201)	1,198,201
	Repurchase Agreements (a)(b) — 74.5%
2,992,868	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $2,992,884	2,992,868
	Total Repurchase Agreements (Cost $2,992,868)	2,992,868
	Total Investment Securities (Cost $4,191,069) † — 104.3%	4,191,069
	Liabilities in excess of other assets — (4.3%)	(173,731)
	Net Assets — 100.0%	$4,017,338

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $970,932.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ‡

UltraShort Consumer Goods had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Consumer GoodsSM Index	11/06/14	$(171,129)	$(23,351)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer GoodsSM Index	12/06/13	(336,393)	(8,987)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Consumer GoodsSM Index	12/06/13	(3,089,227)	(18,420)
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. Consumer GoodsSM Index	11/06/15	(873,702)	(5,145)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer GoodsSM Index	11/06/15	(3,100,411)	(18,071)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer GoodsSM Index	12/06/13	(445,081)	(3,007)
Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Consumer Goods Sector Index Fund	12/06/13	(10,928)	(57)
Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Dow Jones U.S. Consumer Goods Sector Index Fund	11/06/14	(12,909)	(76,569)
			$(153,607)

‡  Total return based on the underlying index plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (0.03)%.

See accompanying notes to the financial statements.

74 :: SZK ULTRASHORT CONSUMER GOODS :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 49.5%
	Federal Home Loan Bank
$1,020,395	0.00%, due 12/02/13	$1,020,395
	U.S. Treasury Bill
1,100,000	0.00%, due 03/13/14	1,099,922
	Total U.S. Government & Agency Securities (Cost $2,120,317)	2,120,317
	Repurchase Agreements (a)(b) — 81.1%
3,472,979	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $3,472,995	3,472,979
	Total Repurchase Agreements (Cost $3,472,979)	3,472,979
	Total Investment Securities (Cost $5,593,296) † — 130.6%	5,593,296
	Liabilities in excess of other assets — (30.6%)	(1,311,162)
	Net Assets — 100.0%	$4,282,134

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $1,751,086.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ‡

UltraShort Consumer Services had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Consumer ServicesSM Index	11/06/14	$(153,422)	$(121,519)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer ServicesSM Index	12/06/13	(467,502)	(19,371)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Consumer ServicesSM Index	12/06/13	(658,355)	(13,439)
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. Consumer ServicesSM Index	11/06/15	(2,677,045)	(100,454)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer ServicesSM Index	03/06/14	(4,102,088)	(1,178,685)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer ServicesSM Index	12/06/13	(517,872)	(9,078)
Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Consumer Services Sector Index Fund	12/06/13	(13,958)	(382)
Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Dow Jones U.S. Consumer Services Sector Index Fund	11/06/14	(6,828)	(114,386)
			$(1,557,314)

‡  Total return based on the underlying index plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (0.17)%.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRASHORT CONSUMER SERVICES 75

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 48.0%
	Federal Home Loan Bank
$16,041,728	0.00%, due 12/02/13	$16,041,728
	U.S. Treasury Bills
10,000,000	0.00%, due 01/16/14	9,999,681
17,000,000	0.00%, due 02/06/14	16,999,921
5,000,000	0.00%, due 02/13/14	4,999,753
	Total U.S. Government & Agency Securities (Cost $48,041,083)	48,041,083
	Repurchase Agreements (a)(b) — 80.8%
80,969,490	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $80,969,871	80,969,490
	Total Repurchase Agreements (Cost $80,969,490)	80,969,490
	Total Investment Securities (Cost $129,010,573) † — 128.8%	129,010,573
	Liabilities in excess of other assets — (28.8%)	(28,862,152)
	Net Assets — 100.0%	$100,148,421

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $56,547,200.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ‡

UltraShort Financials had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. FinancialsSM Index	11/06/14	$(1,711,878)	$(358,826)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	12/06/13	(3,747,603)	(124,111)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	12/06/13	(7,357,166)	(241,653)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. FinancialsSM Index	12/06/13	(3,125,966)	(270,343)
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. FinancialsSM Index	03/06/14	(45,822,180)	(3,330,757)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	01/06/14	(30,990,412)	(13,132,718)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	12/06/13	(5,059,585)	(253,249)
Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Financial Sector Index Fund	12/06/13	(32,288,034)	(1,385,278)
Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Dow Jones U.S. Financial Sector Index Fund	01/06/15	(70,133,521)	(5,514,048)
			$(24,610,983)

‡  Total return based on the underlying index plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (0.11)%.

See accompanying notes to the financial statements.

76 :: SKF ULTRASHORT FINANCIALS :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security (a) — 31.0%
	Federal Home Loan Bank
$767,236	0.00%, due 12/02/13	$767,236
	Total U.S. Government & Agency Security (Cost $767,236)	767,236
	Repurchase Agreements (a)(b) — 92.8%
2,300,119	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $2,300,131	2,300,119
	Total Repurchase Agreements (Cost $2,300,119)	2,300,119
	Total Investment Securities (Cost $3,067,355) † — 123.8%	3,067,355
	Liabilities in excess of other assets — (23.8%)	(589,931)
	Net Assets — 100.0%	$2,477,424

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $1,005,426.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ‡

UltraShort Health Care had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Health CareSM Index	11/06/14	$(50,286)	$(33,741)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Health CareSM Index	12/06/13	(315,095)	(12,767)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Health CareSM Index	12/06/13	(71,643)	(9,982)
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. Health CareSM Index	11/06/15	(3,625,906)	(186,404)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Health CareSM Index	11/06/15	(515,700)	(23,190)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Health CareSM Index	12/06/13	(358,457)	(9,947)
Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Healthcare Sector Index Fund	12/06/13	(5,929)	(266)
Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Dow Jones U.S. Healthcare Sector Index Fund	11/06/14	(7,474)	(298,293)
			$(574,590)

‡  Total return based on the underlying index plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (0.12)%.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRASHORT HEALTH CARE 77

Principal Amount		Value
	U.S. Government & Agency Security (a) — 35.4%
	Federal Home Loan Bank
$1,235,748	0.00%, due 12/02/13	$1,235,748
	Total U.S. Government & Agency Security (Cost $1,235,748)	1,235,748
	Repurchase Agreements (a)(b) — 77.5%
2,706,900	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $2,706,914	2,706,900
	Total Repurchase Agreements (Cost $2,706,900)	2,706,900
	Total Investment Securities (Cost $3,942,648) † — 112.9%	3,942,648
	Liabilities in excess of other assets — (12.9%)	(451,830)
	Net Assets — 100.0%	$3,490,818

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $621,603.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ‡

UltraShort Industrials had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. IndustrialsSM Index	11/06/14	$(69,936)	$(21,105)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. IndustrialsSM Index	12/06/13	(801,175)	(25,063)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. IndustrialsSM Index	12/06/13	(17,169)	(6,263)
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. IndustrialsSM Index	01/06/14	(187,353)	(19,980)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. IndustrialsSM Index	11/06/15	(5,716,965)	(128,563)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. IndustrialsSM Index	12/06/13	(161,126)	(3,638)
Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Industrials Sector Index Fund	12/06/13	(14,189)	(310)
Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Dow Jones U.S. Industrials Sector Index Fund	11/06/14	(13,871)	(224,132)
			$(429,054)

‡  Total return based on the underlying index plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (0.09)%.

See accompanying notes to the financial statements.

78 :: SIJ ULTRASHORT INDUSTRIALS :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 56.1%
	Federal Home Loan Bank
$14,885,071	0.00%, due 12/02/13	$14,885,071
	U.S. Treasury Bills
160,000	0.00%, due 12/26/13	159,996
20,000,000	0.00%, due 01/16/14	19,999,361
	Total U.S. Government & Agency Securities (Cost $35,044,428)	35,044,428
	Repurchase Agreements (a)(b) — 43.4%
27,066,689	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $27,066,828	27,066,689
	Total Repurchase Agreements (Cost $27,066,689)	27,066,689
	Total Investment Securities (Cost $62,111,117) † — 99.5%	62,111,117
	Other assets less liabilities — 0.5%	296,159
	Net Assets — 100.0%	$62,407,276

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $3,096,450.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ‡

UltraShort Oil & Gas had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Oil & GasSM Index	11/06/14	$(393,383)	$139,170
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Oil & GasSM Index	12/06/13	(18,644,391)	(73,032)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & GasSM Index	12/06/13	(3,116,241)	7,961
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Oil & GasSM Index	12/06/13	(23,275,261)	(130,124)
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. Oil & GasSM Index	11/06/15	(47,937,183)	116,269
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Oil & GasSM Index	11/06/15	(17,453,104)	40,723
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & GasSM Index	12/06/13	(13,979,083)	16,253
Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Energy Sector Index Fund	12/06/13	(6,794)	66
Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Dow Jones U.S. Energy Sector Index Fund	11/06/14	(16,899)	290,916
			$408,202

‡  Total return based on the underlying index plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.03%.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRASHORT OIL & GAS 79

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 58.4%
	Federal Home Loan Bank
$11,846,767	0.00%, due 12/02/13	$11,846,767
	U.S. Treasury Bill
20,000,000	0.00%, due 01/16/14	19,999,361
	Total U.S. Government & Agency Securities (Cost $31,846,128)	31,846,128
	Repurchase Agreements (a)(b) — 43.0%
23,418,363	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $23,418,481	23,418,363
	Total Repurchase Agreements (Cost $23,418,363)	23,418,363
	Total Investment Securities (Cost $55,264,491) † — 101.4%	55,264,491
	Liabilities in excess of other assets — (1.4%)	(755,371)
	Net Assets — 100.0%	$54,509,120

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $4,904,188.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ‡

UltraShort Real Estate had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Real EstateSM Index	11/06/14	$(396,000)	$(224,946)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Real EstateSM Index	12/06/13	(1,291,788)	111,805
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real EstateSM Index	12/06/13	(4,179,788)	171,584
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Real EstateSM Index	12/06/13	(30,755,577)	686,791
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. Real EstateSM Index	01/06/14	(36,149,789)	1,766,424
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Real EstateSM Index	01/06/14	(28,409,116)	(1,375,868)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real EstateSM Index	12/06/13	(7,654,762)	413,727
Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Real Estate Index Fund	12/06/13	(58,136)	2,313
Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Dow Jones U.S. Real Estate Index Fund	11/06/14	(50,447)	(2,203,085)
			$(651,255)

‡  Total return based on the underlying index plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (0.02)%.

See accompanying notes to the financial statements.

80 :: SRS ULTRASHORT REAL ESTATE :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security (a) — 35.5%
	Federal Home Loan Bank
$4,489,520	0.00%, due 12/02/13	$4,489,520
	Total U.S. Government & Agency Security (Cost $4,489,520)	4,489,520
	Repurchase Agreements (a)(b) — 79.6%
10,087,716	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $10,087,768	10,087,716
	Total Repurchase Agreements (Cost $10,087,716)	10,087,716
	Total Investment Securities (Cost $14,577,236) † — 115.1%	14,577,236
	Liabilities in excess of other assets — (15.1%)	(1,907,476)
	Net Assets — 100.0%	$12,669,760

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $2,511,755.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ‡

UltraShort Semiconductors had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. SemiconductorsSM Index	11/06/14	$(54,273)	$(7,899)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. SemiconductorsSM Index	12/06/13	(16,162,467)	(122,994)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. SemiconductorsSM Index	12/06/13	(2,742,824)	(33,751)
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. SemiconductorsSM Index	05/06/14	(6,116,565)	(1,689,192)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. SemiconductorsSM Index	01/06/14	(211,458)	(24,313)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. SemiconductorsSM Index	12/06/13	(70,092)	(365)
			$(1,878,514)

‡  Total return based on the underlying index plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (0.06)%.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRASHORT SEMICONDUCTORS 81

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 56.4%
	Federal Home Loan Bank
$1,366,426	0.00%, due 12/02/13	$1,366,426
	U.S. Treasury Bill
2,100,000	0.00%, due 03/13/14	2,099,851
	Total U.S. Government & Agency Securities (Cost $3,466,277)	3,466,277
	Repurchase Agreements (a)(b) — 65.6%
4,032,063	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $4,032,083	4,032,063
	Total Repurchase Agreements (Cost $4,032,063)	4,032,063
	Total Investment Securities (Cost $7,498,340) † — 122.0%	7,498,340
	Liabilities in excess of other assets — (22.0%)	(1,350,441)
	Net Assets — 100.0%	$6,147,899

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $1,726,251.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ‡

UltraShort Technology had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. TechnologySM Index	01/06/15	$(288,642)	$(32,598)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. TechnologySM Index	12/06/13	(689,963)	(25,292)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. TechnologySM Index	12/06/13	(529,096)	(30,921)
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. TechnologySM Index	01/06/14	(44,311)	24,091
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. TechnologySM Index	01/06/14	(10,504,515)	(1,015,841)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. TechnologySM Index	12/06/13	(218,704)	(3,568)
Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Technology Sector Index Fund	12/06/13	(10,740)	(240)
Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Dow Jones U.S. Technology Sector Index Fund	11/06/14	(7,589)	(279,159)
			$(1,363,528)

‡  Total return based on the underlying index plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (0.07)%.

See accompanying notes to the financial statements.

82 :: REW ULTRASHORT TECHNOLOGY :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security (a) — 25.9%
	Federal Home Loan Bank
$280,907	0.00%, due 12/02/13	$280,907
	Total U.S. Government & Agency Security (Cost $280,907)	280,907
	Repurchase Agreements (a)(b) — 94.0%
1,020,713	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $1,020,717	1,020,713
	Total Repurchase Agreements (Cost $1,020,713)	1,020,713
	Total Investment Securities (Cost $1,301,620) † — 119.9%	1,301,620
	Liabilities in excess of other assets — (19.9%)	(215,923)
	Net Assets — 100.0%	$1,085,697

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $546,688.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ‡

UltraShort Telecommunications had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Select TelecommunicationsSM Index	11/06/14	$(30,715)	$(19,047)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	12/06/13	(46,619)	(76)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Select TelecommunicationsSM Index	12/06/13	(411,527)	6,867
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. Select TelecommunicationsSM Index	11/06/15	(670,575)	17,150
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Select TelecommunicationsSM Index	01/06/14	(785,828)	(151,418)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	12/06/13	(210,872)	5,362
Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Telecommunications Sector Index Fund	12/06/13	(8,696)	240
Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Dow Jones U.S. Telecommunications Sector Index Fund	11/06/14	(9,392)	(58,220)
			$(199,142)

‡  Total return based on the underlying index plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (0.13)%.

See accompanying notes to the financial statements.

PROSHARES TRUSTSCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRASHORT TELECOMMUNICATIONS 83

Principal Amount		Value
	U.S. Government & Agency Security (a) — 42.1%
	Federal Home Loan Bank
$1,583,725	0.00%, due 12/02/13	$1,583,725
	Total U.S. Government & Agency Security (Cost $1,583,725)	1,583,725
	Repurchase Agreements (a)(b) — 100.4%
3,773,907	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $3,773,926	3,773,907
	Total Repurchase Agreements (Cost $3,773,907)	3,773,907
	Total Investment Securities (Cost $5,357,632) † — 142.5%	5,357,632
	Liabilities in excess of other assets — (42.5%)	(1,598,540)
	Net Assets — 100.0%	$3,759,092

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $1,101,409.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ‡

UltraShort Utilities had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. UtilitiesSM Index	11/06/14	$(219,548)	$(8,227)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. UtilitiesSM Index	12/06/13	(419,245)	10,599
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. UtilitiesSM Index	12/06/13	(977,370)	35,288
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. UtilitiesSM Index	01/06/14	(179,745)	(15,421)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. UtilitiesSM Index	03/06/14	(1,497,455)	(165,708)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. UtilitiesSM Index	12/06/13	(307,461)	13,373
Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Utilities Sector Index Fund	12/06/13	(2,958,843)	124,500
Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Dow Jones U.S. Utilities Sector Index Fund	11/06/14	(948,869)	(32,774)
			$(38,370)

‡  Total return based on the underlying index plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (0.26)%.

See accompanying notes to the financial statements.

84 :: SDP ULTRASHORT UTILITIES :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security (a) — 35.1%
	Federal Home Loan Bank
$1,251,225	0.00%, due 12/02/13	$1,251,225
	Total U.S. Government & Agency Security (Cost $1,251,225)	1,251,225
	Repurchase Agreements (a)(b) — 81.6%
2,904,593	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $2,904,610	2,904,593
	Total Repurchase Agreements (Cost $2,904,593)	2,904,593
	Total Investment Securities (Cost $4,155,818) † — 116.7%	4,155,818
	Liabilities in excess of other assets — (16.7%)	(593,277)
	Net Assets — 100.0%	$3,562,541

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $793,179.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ‡

UltraPro Short Financials had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	12/06/13	$(55,610)	$(1,191)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. FinancialsSM Index	12/06/13	(4,972,434)	(206,818)
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. FinancialsSM Index	11/06/15	(4,584,073)	(152,087)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	12/06/13	(763,342)	(31,322)
Swap Agreement with Deutsche Bank AG, based on the iShares® Dow Jones U.S. Financial Sector Index Fund	11/06/14	(291,334)	(175,040)
Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Financial Sector Index Fund	12/06/13	(6,834)	(224)
Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Dow Jones U.S. Financial Sector Index Fund	11/06/14	(15,616)	(5,775)
			$(572,457)

‡  Total return based on the underlying index plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (0.04)%.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRAPRO SHORT FINANCIALS 85

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 61.4%
	Federal Home Loan Bank
$11,612,697	0.00%, due 12/02/13	$11,612,697
	U.S. Treasury Bills
3,000,000	0.00%, due 02/06/14	2,999,986
2,000,000	0.00%, due 02/13/14	1,999,901
10,000,000	0.00%, due 02/27/14	9,998,766
	Total U.S. Government & Agency Securities (Cost $26,611,350)	26,611,350
	Repurchase Agreements (a)(b) — 78.9%
34,222,976	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $34,223,143	34,222,976
	Total Repurchase Agreements (Cost $34,222,976)	34,222,976
	Total Investment Securities (Cost $60,834,326) † — 140.3%	60,834,326
	Liabilities in excess of other assets — (40.3%)	(17,477,042)
	Net Assets — 100.0%	$43,357,284

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $22,410,687.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††,‡

Short MSCI EAFE had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI EAFE Index Fund	11/06/15	$(19,658,895)	$(108,330)
Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI EAFE Index Fund	11/06/14	(2,133,730)	(1,026,160)
Swap Agreement with Goldman Sachs International, based on the iShares® MSCI EAFE Index Fund	12/06/13	(5,823,671)	(5,057,049)
Swap Agreement with Societe Generale, based on the iShares® MSCI EAFE Index Fund	11/06/14	(3,065,226)	(61,958)
Swap Agreement with UBS AG, based on the iShares® MSCI EAFE Index Fund	01/06/14	(12,598,295)	(11,130,013)
			$(17,383,510)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

‡  Total return based on the reference entity plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (0.17)%.

See accompanying notes to the financial statements.

86 :: EFZ SHORT MSCI EAFE :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 67.3%
	Federal Home Loan Bank
$34,218,059	0.00%, due 12/02/13	$34,218,059
	U.S. Treasury Bills
25,000,000	0.00%, due 02/06/14	24,999,884
50,000,000	0.00%, due 02/13/14	49,997,533
25,000,000	0.00%, due 05/08/14	24,990,674
	Total U.S. Government & Agency Securities (Cost $134,206,150)	134,206,150
	Repurchase Agreements (a)(b) — 40.5%
80,744,745	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $80,745,148	80,744,745
	Total Repurchase Agreements (Cost $80,744,745)	80,744,745
	Total Investment Securities (Cost $214,950,895) † — 107.8%	214,950,895
	Liabilities in excess of other assets — (7.8%)	(15,528,843)
	Net Assets — 100.0%	$199,422,052

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $37,443,050.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††,‡

Short MSCI Emerging Markets had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI Emerging Markets Index Fund	11/06/15	$(86,382,297)	$(715,797)
Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Emerging Markets Index Fund	11/06/14	(35,865,948)	(9,431,341)
Swap Agreement with Goldman Sachs International, based on the iShares® MSCI Emerging Markets Index Fund	12/06/13	(3,157,954)	(761,987)
Swap Agreement with Merrill Lynch International, based on the iShares® MSCI Emerging Markets Index Fund	12/06/13	(19,476,058)	(345,449)
Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® MSCI Emerging Markets Index Fund	11/06/14	(12,787,903)	(4,430,779)
Swap Agreement with Societe Generale, based on the iShares® MSCI Emerging Markets Index Fund	11/06/14	(25,172,737)	592,783
Swap Agreement with UBS AG, based on the iShares® MSCI Emerging Markets Index Fund	11/06/15	(15,864,989)	(236,692)
			$(15,329,262)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

‡  Total return based on the reference entity plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (0.94)%.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: SHORT MSCI EMERGING MARKETS 87

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 52.0%
	Federal Home Loan Bank
$581,875	0.00%, due 12/02/13	$581,875
	U.S. Treasury Bill
1,100,000	0.00%, due 03/13/14	1,099,922
	Total U.S. Government & Agency Securities (Cost $1,681,797)	1,681,797
	Repurchase Agreements (a)(b) — 69.4%
2,245,329	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $2,245,341	2,245,329
	Total Repurchase Agreements (Cost $2,245,329)	2,245,329
	Total Investment Securities (Cost $3,927,126) † — 121.4%	3,927,126
	Liabilities in excess of other assets — (21.4%)	(691,745)
	Net Assets — 100.0%	$3,235,381

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $1,483,381.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††,‡

Short FTSE China 25 had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Deutsche Bank AG, based on the iShares® FTSE China 25 Index Fund	11/06/14	$(906,999)	$(662,150)
Swap Agreement with Goldman Sachs International, based on the iShares® FTSE China 25 Index Fund	12/06/13	(212,529)	(19,471)
Swap Agreement with Merrill Lynch International, based on the iShares® FTSE China 25 Index Fund	12/06/13	(238,756)	(17,307)
Swap Agreement with Societe Generale, based on the iShares® FTSE China 25 Index Fund	11/06/15	(209,347)	(26,424)
Swap Agreement with UBS AG, based on the iShares® FTSE China 25 Index Fund	11/06/14	(1,663,102)	55,292
			$(670,060)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

‡  Total return based on the reference entity plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (1.61)%.

See accompanying notes to the financial statements.

88 :: YXI SHORT FTSE CHINA 25 :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 48.4%
	Federal Home Loan Bank
$1,972,966	0.00%, due 12/02/13	$1,972,966
	U.S. Treasury Bill
2,000,000	0.00%, due 01/02/14	1,999,956
	Total U.S. Government & Agency Securities (Cost $3,972,922)	3,972,922
	Repurchase Agreements (a)(b) — 111.3%
9,131,677	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $9,131,720	9,131,677
	Total Repurchase Agreements (Cost $9,131,677)	9,131,677
	Total Investment Securities (Cost $13,104,599) † — 159.7%	13,104,599
	Liabilities in excess of other assets — (59.7%)	(4,898,808)
	Net Assets — 100.0%	$8,205,791

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $6,222,339.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††,‡

UltraShort MSCI EAFE had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI EAFE Index Fund	11/06/15	$(3,218,362)	$(17,735)
Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI EAFE Index Fund	11/06/14	(7,354,706)	(2,141,346)
Swap Agreement with Societe Generale, based on the iShares® MSCI EAFE Index Fund	11/06/15	(1,519,186)	(22,757)
Swap Agreement with UBS AG, based on the iShares® MSCI EAFE Index Fund	12/06/13	(4,270,174)	(2,689,633)
			$(4,871,471)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

‡  Total return based on the reference entity plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (0.32)%.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRASHORT MSCI EAFE 89

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 47.2%
	Federal Home Loan Bank
$12,616,809	0.00%, due 12/02/13	$12,616,809
	U.S. Treasury Bills
954,000	0.00%, due 02/13/14	953,953
4,000,000	0.00%, due 02/27/14	3,999,506
5,000,000	0.00%, due 04/10/14	4,998,998
	Total U.S. Government & Agency Securities (Cost $22,569,266)	22,569,266
	Repurchase Agreements (a)(b) — 114.0%
54,472,851	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $54,473,109	54,472,851
	Total Repurchase Agreements (Cost $54,472,851)	54,472,851
	Total Investment Securities (Cost $77,042,117) † — 161.2%	77,042,117
	Liabilities in excess of other assets — (61.2%)	(29,248,271)
	Net Assets — 100.0%	$47,793,846

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $39,624,736.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††,‡

UltraShort MSCI Emerging Markets had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI Emerging Markets Index Fund	11/06/15	$(24,986,077)	$(207,044)
Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Emerging Markets Index Fund	11/06/14	(26,227,048)	(11,718,984)
Swap Agreement with Goldman Sachs International, based on the iShares® MSCI Emerging Markets Index Fund	12/06/13	(5,604,352)	(1,882,974)
Swap Agreement with Societe Generale, based on the iShares® MSCI Emerging Markets Index Fund	11/06/14	(16,442,121)	313,362
Swap Agreement with UBS AG, based on the iShares® MSCI Emerging Markets Index Fund	04/07/14	(22,283,595)	(15,684,034)
			$(29,179,674)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

‡  Total return based on the reference entity plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (1.13)%.

See accompanying notes to the financial statements.

90 :: EEV ULTRASHORT MSCI EMERGING MARKETS :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 44.0%
	Federal Home Loan Bank
$9,604,139	0.00%, due 12/02/13	$9,604,139
	U.S. Treasury Bills
5,000,000	0.00%, due 02/27/14	4,999,383
2,073,000	0.00%, due 03/13/14	2,072,853
	Total U.S. Government & Agency Securities (Cost $16,676,375)	16,676,375
	Repurchase Agreements (a)(b) — 91.9%
34,832,963	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $34,833,131	34,832,963
	Total Repurchase Agreements (Cost $34,832,963)	34,832,963
	Total Investment Securities (Cost $51,509,338) † — 135.9%	51,509,338
	Liabilities in excess of other assets — (35.9%)	(13,615,478)
	Net Assets — 100.0%	$37,893,860

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $23,720,325.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††,‡

UltraShort FTSE Europe had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Vanguard® FTSE Europe ETF Shares	11/06/15	$(20,202,200)	$(225,683)
Swap Agreement with Deutsche Bank AG, based on the Vanguard® FTSE Europe ETF Shares	11/06/15	(9,917,378)	(54,862)
Swap Agreement with Goldman Sachs International, based on the Vanguard® FTSE Europe ETF Shares	11/06/15	(8,115,857)	(137,152)
Swap Agreement with Morgan Stanley & Co. International PLC, based on the Vanguard® FTSE Europe ETF Shares	11/06/14	(4,832,198)	(2,525,319)
Swap Agreement with Societe Generale, based on the Vanguard® FTSE Europe ETF Shares	11/06/14	(8,937,283)	(5,191,000)
Swap Agreement with UBS AG, based on the Vanguard® FTSE Europe ETF Shares	11/06/14	(23,572,064)	(5,393,374)
			$(13,527,390)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

‡  Total return based on the reference entity plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (1.62)%.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRASHORT FTSE EUROPE 91

Principal Amount		Value
	U.S. Government & Agency Security (a) — 26.3%
	Federal Home Loan Bank
$325,120	0.00%, due 12/02/13	$325,120
	Total U.S. Government & Agency Security (Cost $325,120)	325,120
	Repurchase Agreements (a)(b) — 87.5%
1,080,563	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $1,080,567	1,080,563
	Total Repurchase Agreements (Cost $1,080,563)	1,080,563
	Total Investment Securities (Cost $1,405,683) † — 113.8%	1,405,683
	Liabilities in excess of other assets — (13.8%)	(170,471)
	Net Assets — 100.0%	$1,235,212

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $531,930.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††,‡

UltraShort MSCI Pacific ex-Japan had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI Pacific ex-Japan Index Fund	11/06/15	$(746,459)	$29,999
Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Pacific ex-Japan Index Fund	11/06/14	(545,387)	(57,931)
Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® MSCI Pacific ex-Japan Index Fund	12/06/13	(591,649)	(32,906)
Swap Agreement with Societe Generale, based on the iShares® MSCI Pacific ex-Japan Index Fund	12/06/13	(228,794)	(40,763)
Swap Agreement with UBS AG, based on the iShares® MSCI Pacific ex-Japan Index Fund	11/06/14	(352,546)	(51,399)
			$(153,000)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

‡  Total return based on the reference entity plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (0.50)%.

See accompanying notes to the financial statements.

92 :: JPX ULTRASHORT MSCI PACIFIC EX-JAPAN :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 39.4%
	Federal Home Loan Bank
$2,198,040	0.00%, due 12/02/13	$2,198,040
	U.S. Treasury Bill
3,000,000	0.00%, due 01/02/14	2,999,934
	Total U.S. Government & Agency Securities (Cost $5,197,974)	5,197,974
	Repurchase Agreements (a)(b) — 70.9%
9,362,018	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $9,362,062	9,362,018
	Total Repurchase Agreements (Cost $9,362,018)	9,362,018
	Total Investment Securities (Cost $14,559,992) † — 110.3%	14,559,992
	Liabilities in excess of other assets — (10.3%)	(1,364,141)
	Net Assets — 100.0%	$13,195,851

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $6,432,870.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††,‡

UltraShort MSCI Brazil Capped had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI Brazil Capped Index Fund	11/06/15	$(3,885,530)	$135,161
Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Brazil Capped Index Fund	11/06/14	(7,832,107)	(2,334,098)
Swap Agreement with Merrill Lynch International, based on the iShares® MSCI Brazil Capped Index Fund	12/06/13	(3,420,931)	50,631
Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® MSCI Brazil Capped Index Fund	11/06/15	(2,964,035)	102,918
Swap Agreement with Societe Generale, based on the iShares® MSCI Brazil Capped Index Fund	11/06/15	(2,903,681)	98,543
Swap Agreement with UBS AG, based on the iShares® MSCI Brazil Capped Index Fund	12/06/13	(5,319,985)	609,544
			$(1,337,301)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

‡  Total return based on the reference entity plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (0.41)%.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRASHORT MSCI BRAZIL CAPPED 93

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 82.9%
	Federal Home Loan Bank
$14,198,924	0.00%, due 12/02/13	$14,198,924
	U.S. Treasury Bills
3,000,000	0.00%, due 12/26/13	2,999,920
20,000,000	0.00%, due 01/16/14	19,999,361
18,000,000	0.00%, due 02/06/14	17,999,916
1,617,000	0.00%, due 02/13/14	1,616,920
10,000,000	0.00%, due 04/03/14	9,998,036
20,000,000	0.00%, due 05/08/14	19,992,538
	Total U.S. Government & Agency Securities (Cost $86,805,615)	86,805,615
	Repurchase Agreements (a)(b) — 55.0%
57,674,595	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $57,674,868	57,674,595
	Total Repurchase Agreements (Cost $57,674,595)	57,674,595
	Total Investment Securities (Cost $144,480,210) † — 137.9%	144,480,210
	Liabilities in excess of other assets — (37.9%)	(39,728,049)
	Net Assets — 100.0%	$104,752,161

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $66,565,666.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††,‡

UltraShort FTSE China 25 had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® FTSE China 25 Index Fund	11/06/15	$(48,140,386)	$(3,544,291)
Swap Agreement with Deutsche Bank AG, based on the iShares® FTSE China 25 Index Fund	11/06/14	(29,105,698)	(4,323,221)
Swap Agreement with Goldman Sachs International, based on the iShares® FTSE China 25 Index Fund	01/06/14	(73,009,925)	(11,664,888)
Swap Agreement with Merill Lynch International, based on the iShares® FTSE China 25 Index Fund	12/06/13	(12,856,055)	(1,157,380)
Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® FTSE China 25 Index Fund	11/06/14	(8,793,683)	(3,065,632)
Swap Agreement with Societe Generale, based on the iShares® FTSE China 25 Index Fund	11/06/15	(13,506,498)	(1,464,218)
Swap Agreement with UBS AG, based on the iShares® FTSE China 25 Index Fund	04/07/14	(23,539,543)	(14,343,736)
			$(39,563,366)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

‡  Total return based on the reference entity plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (1.37)%.

See accompanying notes to the financial statements.

94 :: FXP ULTRASHORT FTSE CHINA 25 :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 48.9%
	Federal Home Loan Bank
$2,401,746	0.00%, due 12/02/13	$2,401,746
	U.S. Treasury Bills
3,000,000	0.00%, due 05/08/14	2,998,868
	Total U.S. Government & Agency Securities (Cost $5,400,614)	5,400,614
	Repurchase Agreements (a)(b) — 106.1%
11,724,344	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $11,724,399	11,724,344
	Total Repurchase Agreements (Cost $11,724,344)	11,724,344
	Total Investment Securities (Cost $17,124,958) † — 155.0%	17,124,958
	Liabilities in excess of other assets — (55.0%)	(6,077,876)
	Net Assets — 100.0%	$11,047,082

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $8,601,065.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††,‡

UltraShort MSCI Japan had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI Japan Index Fund	11/06/15	$(4,661,150)	$(82,781)
Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Japan Index Fund	01/06/14	(8,730,636)	(3,672,053)
Swap Agreement with Merrill Lynch International, based on the iShares® MSCI Japan Index Fund	12/06/13	(1,535,053)	(28,645)
Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® MSCI Japan Index Fund	12/06/13	(1,371,653)	(609,749)
Swap Agreement with Societe Generale, based on the iShares® MSCI Japan Index Fund	01/06/14	(3,141,227)	(1,578,211)
Swap Agreement with UBS AG, based on the iShares® MSCI Japan Index Fund	11/06/15	(2,600,622)	(80,041)
			$(6,051,480)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

‡  Total return based on the reference entity plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (0.80)%.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRASHORT MSCI JAPAN 95

Principal Amount		Value
	U.S. Government & Agency Security (a) — 40.1%
	Federal Home Loan Bank
$449,184	0.00%, due 12/02/13	$449,184
	Total U.S. Government & Agency Security (Cost $449,184)	449,184
	Repurchase Agreements (a)(b) — 77.2%
865,080	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $865,084	865,080
	Total Repurchase Agreements (Cost $865,080)	865,080
	Total Investment Securities (Cost $1,314,264) † — 117.3%	1,314,264
	Liabilities in excess of other assets — (17.3%)	(193,562)
	Net Assets — 100.0%	$1,120,702

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $107,093.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††,‡

UltraShort MSCI Mexico Capped IMI had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI Mexico Capped Investable Market Index Fund	11/06/15	$(95,227)	$(4,664)
Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Mexico Capped Investable Market Index Fund	04/06/15	(383,222)	(79,290)
Swap Agreement with Societe Generale, based on the iShares® MSCI Mexico Capped Investable Market Index Fund	11/06/15	(1,756,930)	(92,752)
			$(176,706)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

‡  Total return based on the reference entity plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (2.29)%.

See accompanying notes to the financial statements.

96 :: SMK ULTRASHORT MSCI MEXICO CAPPED IMI :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 56.0%
	Federal Home Loan Bank
$13,707,544	0.00%, due 12/02/13	$13,707,544
	U.S. Treasury Bills
6,000,000	0.00%, due 02/13/14	5,999,981
10,000,000	0.00%, due 02/27/14	9,998,766
	Total U.S. Government & Agency Securities (Cost $29,706,291)	29,706,291
	Repurchase Agreements (a)(b) — 43.9%
23,271,746	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $23,271,868	23,271,746
	Total Repurchase Agreements (Cost $23,271,746)	23,271,746
	Total Investment Securities (Cost $52,978,037) † — 99.9%	52,978,037
	Other assets less liabilities — 0.1%	62,564
	Net Assets — 100.0%	$53,040,601

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $1,280,416.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

Short 7-10 Year Treasury had the following open short futures contracts as of November 30, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. 10 Year Treasury Note Futures Contracts	12	03/20/14	$1,504,500	$3,707

Cash collateral in the amount of $19,461 was pledged to cover margin requirements for open futures contracts as of November 30, 2013.

Swap Agreements ‡

Short 7-10 Year Treasury had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Bond Index Swap Agreement with Credit Suisse International, based on the Barclays U.S. 7-10 Year Treasury Bond Index	11/06/14	$(36,536,472)	$104,130
Bond Index Swap Agreement with Merrill Lynch International, based on the Barclays U.S. 7-10 Year Treasury Bond Index	12/06/13	(15,235,551)	877
			$105,007

‡  Total return based on the underlying index plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (0.46)%.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: SHORT 7-10 YEAR TREASURY 97

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 63.6%
	Federal Home Loan Bank
$314,412,827	0.00%, due 12/02/13	$314,412,827
	U.S. Treasury Bills
200,000,000	0.00%, due 12/12/13	199,998,645
38,000,000	0.00%, due 12/26/13	37,999,028
45,000,000	0.00%, due 01/23/14	44,998,708
90,000,000	0.00%, due 02/13/14	89,999,722
100,000,000	0.00%, due 02/27/14	99,986,433
50,000,000	0.00%, due 03/20/14	49,995,080
100,000,000	0.00%, due 04/03/14	99,977,450
60,000,000	0.00%, due 04/24/14	59,979,600
	Total U.S. Government & Agency Securities (Cost $997,347,493)	997,347,493
	Repurchase Agreements (a)(b) — 34.7%
544,536,689	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $544,539,518	544,536,689
	Total Repurchase Agreements (Cost $544,536,689)	544,536,689
	Total Investment Securities (Cost $1,541,884,182) † — 98.3%	1,541,884,182
	Other assets less liabilities — 1.7%	25,942,087
	Net Assets — 100.0%	$1,567,826,269

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $13,972,273.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

Short 20+ Year Treasury had the following open short futures contracts as of November 30, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. Long Bond Futures Contracts	290	03/20/14	$37,917,500	$136,861

Cash collateral in the amount of $910,250 was pledged to cover margin requirements for open futures contracts as of November 30, 2013.

Swap Agreements ‡

Short 20+ Year Treasury had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays U.S. 20+ Year Treasury Bond Index	11/06/14	$(519,174,977)	$(98,356)
Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays U.S. 20+ Year Treasury Bond Index	11/06/14	(305,363,586)	1,153,872
Bond Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Barclays U.S. 20+ Year Treasury Bond Index	11/06/14	(326,960,108)	1,258,865
Bond Index Swap Agreement with Societe Generale, based on the Barclays U.S. 20+ Year Treasury Bond Index	11/06/14	(391,051,166)	1,527,831
			$3,842,212

‡  Total return based on the underlying index plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (0.46)%.

See accompanying notes to the financial statements.

98 :: TBF SHORT 20+ YEAR TREASURY :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 56.2%
	Federal Home Loan Bank
$11,622,724	0.00%, due 12/02/13	$11,622,724
	U.S. Treasury Bills
7,000,000	0.00%, due 01/02/14	6,999,845
13,000,000	0.00%, due 05/08/14	12,995,092
	Total U.S. Government & Agency Securities (Cost $31,617,661)	31,617,661
	Repurchase Agreements (a)(b) — 48.0%
26,994,972	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $26,995,107	26,994,972
	Total Repurchase Agreements (Cost $26,994,972)	26,994,972
	Total Investment Securities (Cost $58,612,633) † — 104.2%	58,612,633
	Liabilities in excess of other assets — (4.2%)	(2,341,735)
	Net Assets — 100.0%	$56,270,898

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $7,381,892.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††,‡

Short High Yield had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Swap Agreement with Citibank, N.A., based on the iShares® iBoxx $ High Yield Corporate Bond Fund	01/06/14	$(29,209,088)	$(4,856,700)
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on iShares® iBoxx $ High Yield Corporate Bond Fund	12/08/14	(27,307,056)	(2,746,291)
			$(7,602,991)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

‡  Total return based on the reference entity plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (2.18)%.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: SHORT HIGH YIELD 99

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 55.0%
	Federal Home Loan Bank
$754,993	0.00%, due 12/02/13	$754,993
	U.S. Treasury Bill
1,000,000	0.00%, due 03/13/14	999,929
	Total U.S. Government & Agency Securities (Cost $1,754,922)	1,754,922
	Repurchase Agreements (a)(b) — 41.2%
1,313,035	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $1,313,041	1,313,035
	Total Repurchase Agreements (Cost $1,313,035)	1,313,035
	Total Investment Securities (Cost $3,067,957) † — 96.2%	3,067,957
	Other assets less liabilities — 3.8%	122,374
	Net Assets — 100.0%	$3,190,331

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $60,996.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††,‡

Short Investment Grade Corporate had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Citibank, N.A., based on the iShares® iBoxx $ Investment Grade Corporate Bond ETF	12/08/14	$(913,969)	$31,186
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® iBoxx $ Investment Grade Corporate Bond ETF	12/06/13	(1,872,796)	(56,529)
Swap Agreement with Goldman Sachs International, based on the iShares® iBoxx $ Investment Grade Corporate Bond ETF	12/08/14	(382,874)	3,885
			$(21,458)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

‡  Total return based on the reference entity plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (1.26)%.

See accompanying notes to the financial statements.

100 :: IGS SHORT INVESTMENT GRADE CORPORATE :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security (a) — 36.1%
	Federal Home Loan Bank
$1,434,012	0.00%, due 12/02/13	$1,434,012
	Total U.S. Government & Agency Security (Cost $1,434,012)	1,434,012
	Repurchase Agreements (a)(b) — 69.6%
2,766,000	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $2,766,013	2,766,000
	Total Repurchase Agreements (Cost $2,766,000)	2,766,000
	Total Investment Securities (Cost $4,200,012) † — 105.7%	4,200,012
	Liabilities in excess of other assets — (5.7%)	(226,469)
	Net Assets — 100.0%	$3,973,543

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $346,138.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ‡

UltraShort 3-7 Year Treasury had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays U.S. 3-7 Year Treasury Bond Index	06/09/14	$(4,378,494)	$(16,295)
Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays U.S. 3-7 Year Treasury Bond Index	02/06/14	(1,437,672)	(121,619)
Bond Index Swap Agreement with Merrill Lynch International, based on the Barclays U.S. 3-7 Year Treasury Bond Index	12/06/13	(2,140,050)	(68,947)
			$(206,861)

‡  Total return based on the underlying index plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (0.42)%.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRASHORT 3-7 YEAR TREASURY 101

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 66.7%
	Federal Home Loan Bank
$58,958,781	0.00%, due 12/02/13	$58,958,781
	U.S. Treasury Bills
55,000,000	0.00%, due 12/12/13	54,999,656
20,000,000	0.00%, due 01/02/14	19,999,591
15,000,000	0.00%, due 02/06/14	14,999,930
55,000,000	0.00%, due 03/13/14	54,993,767
	Total U.S. Government & Agency Securities (Cost $203,951,725)	203,951,725
	Repurchase Agreements (a)(b) — 33.8%
103,444,942	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $103,445,478	103,444,942
	Total Repurchase Agreements (Cost $103,444,942)	103,444,942
	Total Investment Securities (Cost $307,396,667) † — 100.5%	307,396,667
	Liabilities in excess of other assets — (0.5%)	(1,593,681)
	Net Assets — 100.0%	$305,802,986

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $13,168,488.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort 7-10 Year Treasury had the following open short futures contracts as of November 30, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. 10 Year Treasury Note Futures Contracts	158	03/20/14	$19,809,250	$44,388

Cash collateral in the amount of $256,355 was pledged to cover margin requirements for open futures contracts as of November 30, 2013.

Swap Agreements ‡

UltraShort 7-10 Year Treasury had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays U.S. 7-10 Year Treasury Bond Index	11/06/14	$(96,304,713)	$136,982
Bond Index Swap Agreement with Credit Suisse International, based on the Barclays U.S. 7-10 Year Treasury Bond Index	11/06/14	(6,122,886)	12,779
Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays U.S. 7-10 Year Treasury Bond Index	02/06/14	(52,601,057)	(1,683,654)
Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays U.S. 7-10 Year Treasury Bond Index	11/06/14	(331,424,306)	(311,438)
Bond Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Barclays U.S. 7-10 Year Treasury Bond Index	11/06/14	(108,411,133)	313,248
			$(1,532,083)

‡  Total return based on the underlying index plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (0.49)%.

See accompanying notes to the financial statements.

102 :: PST ULTRASHORT 7-10 YEAR TREASURY :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 64.0%
	Federal Home Loan Bank
$819,436,562	0.00%, due 12/02/13	$819,436,562
	U.S. Treasury Bills
50,000,000	0.00%, due 12/12/13	49,999,840
300,000,000	0.00%, due 12/19/13	299,996,450
134,000,000	0.00%, due 12/26/13	133,996,384
114,000,000	0.00%, due 01/02/14	113,997,467
110,000,000	0.00%, due 01/09/14	109,996,782
197,000,000	0.00%, due 01/23/14	196,994,344
100,000,000	0.00%, due 02/06/14	99,999,535
100,000,000	0.00%, due 02/20/14	99,993,250
250,000,000	0.00%, due 02/27/14	249,966,083
300,000,000	0.00%, due 03/20/14	299,970,479
100,000,000	0.00%, due 04/17/14	99,972,409
150,000,000	0.00%, due 05/08/14	149,944,042
	Total U.S. Government & Agency Securities (Cost $2,724,263,627)	2,724,263,627
	Repurchase Agreements (a)(b) — 34.6%
1,470,984,699	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $1,470,992,297	1,470,984,699
	Total Repurchase Agreements (Cost $1,470,984,699)	1,470,984,699
	Total Investment Securities (Cost $4,195,248,326) † — 98.6%	4,195,248,326
	Other assets less liabilities — 1.4%	59,994,837
	Net Assets — 100.0%	$4,255,243,163

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $92,397,187.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort 20+ Year Treasury had the following open short futures contracts as of November 30, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. Long Bond Futures Contracts	974	03/20/14	$127,350,500	$459,664

Cash collateral in the amount of $2,843,497 was pledged to cover margin requirements for open futures contracts as of November 30, 2013.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRASHORT 20+ YEAR TREASURY 103

Swap Agreements ‡

UltraShort 20+ Year Treasury had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays U.S. 20+ Year Treasury Bond Index	11/06/14	$(983,756,478)	$1,646,188
Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays U.S. 20+ Year Treasury Bond Index	11/06/14	(1,252,643,013)	4,733,337
Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays U.S. 20+ Year Treasury Bond Index	11/06/14	(90,436,419)	(1,481,029)
Bond Index Swap Agreement with Merrill Lynch International, based on the Barclays U.S. 20+ Year Treasury Bond Index	12/06/13	(1,693,432,172)	(1,109,530)
Bond Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Barclays U.S. 20+ Year Treasury Bond Index	11/06/14	(1,564,321,094)	5,710,614
Bond Index Swap Agreement with Societe Generale, based on the Barclays U.S. 20+ Year Treasury Bond Index	11/06/14	(2,832,294,637)	11,657,738
			$21,157,318

‡  Total return based on the underlying index plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (0.41)%.

See accompanying notes to the financial statements.

104 :: TBT ULTRASHORT 20+ YEAR TREASURY :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 52.1%
	Federal Home Loan Bank
$3,096,251	0.00%, due 12/02/13	$3,096,251
	U.S. Treasury Bill
3,000,000	0.00%, due 03/20/14	2,999,709
	Total U.S. Government & Agency Securities (Cost $6,095,960)	6,095,960
	Repurchase Agreements (a)(b) — 45.7%
5,356,514	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $5,356,542	5,356,514
	Total Repurchase Agreements (Cost $5,356,514)	5,356,514
	Total Investment Securities (Cost $11,452,474) † — 97.8%	11,452,474
	Other assets less liabilities — 2.2%	255,705
	Net Assets — 100.0%	$11,708,179

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $547,562.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ‡

UltraShort TIPS had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	01/06/15	$(7,733,935)	$267,866
Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	11/06/14	(15,723,187)	13,671
			$281,537

‡  Total return based on the underlying index plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.10%.

See accompanying notes to the financial statements.

PROSHARES TRUSTSCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRASHORT TIPS 105

Principal Amount		Value
	U.S. Government & Agency Security (a) — 32.8%
	Federal Home Loan Bank
$34,645,735	0.00%, due 12/02/13	$34,645,735
	Total U.S. Government & Agency Security (Cost $34,645,735)	34,645,735
	Repurchase Agreements (a)(b) — 59.2%
62,692,429	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $62,692,752	62,692,429
	Total Repurchase Agreements (Cost $62,692,429)	62,692,429
	Total Investment Securities (Cost $97,338,164) † — 92.0%	97,338,164
	Other assets less liabilities — 8.0%	8,511,199
	Net Assets — 100.0%	$105,849,363

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $4,228,547.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short 20+ Year Treasury had the following open short futures contracts as of November 30, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. Long Bond Futures Contracts	21	03/20/14	$2,745,750	$9,911

Cash collateral in the amount of $96,250 was pledged to cover margin requirements for open futures contracts as of November 30, 2013.

Swap Agreements ‡

UltraPro Short 20+ Year Treasury had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays U.S. 20+ Year Treasury Bond Index	11/06/14	$(47,247,947)	$177,929
Bond Index Swap Agreement with Merrill Lynch International, based on the Barclays U.S. 20+ Year Treasury Bond Index	12/06/13	(47,670,354)	(532,312)
Bond Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Barclays U.S. 20+ Year Treasury Bond Index	11/07/14	(40,618,298)	7,801,757
Bond Index Swap Agreement with Societe Generale, based on the Barclays U.S. 20+ Year Treasury Bond Index	11/06/14	(179,783,284)	1,077,803
			$8,525,177

‡  Total return based on the underlying index plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (0.38)%.

See accompanying notes to the financial statements.

106 :: TTT ULTRAPRO SHORT 20+ YEAR TREASURY :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 25.8%
35	3M Co. (Industrials)	0.1%	$4,673
79	AbbVie, Inc. (Health Care)	0.1%	3,828
101	Altria Group, Inc. (Consumer Staples)	0.0%	3,735
18	Amazon.com, Inc.* (Consumer Discretionary)	0.2%	7,085
48	American Express Co. (Financials)	0.1%	4,118
38	Amgen, Inc. (Health Care)	0.1%	4,335
47	Apple, Inc. (Information Technology)	0.7%	26,135
270	AT&T, Inc. (Telecommunication Services)	0.2%	9,507
541	Bank of America Corp. (Financials)	0.2%	8,559
90	Berkshire Hathaway, Inc., Class B* (Financials)	0.2%	10,488
38	Boeing Co. (The) (Industrials)	0.1%	5,101
82	Bristol-Myers Squibb Co. (Health Care)	0.1%	4,213
97	Chevron Corp. (Energy)	0.3%	11,877
268	Cisco Systems, Inc. (Information Technology)	0.2%	5,695
153	Citigroup, Inc. (Financials)	0.2%	8,097
192	Coca-Cola Co. (The) (Consumer Staples)	0.2%	7,716
132	Comcast Corp., Class A (Consumer Discretionary)	0.2%	6,583
61	ConocoPhillips (Energy)	0.1%	4,441
61	CVS Caremark Corp. (Consumer Staples)	0.1%	4,085
223	Exxon Mobil Corp. (Energy)	0.5%	20,846
85	Facebook, Inc., Class A* (Information Technology)	0.1%	3,996
519	General Electric Co. (Industrials)	0.4%	13,836
77	Gilead Sciences, Inc.* (Health Care)	0.2%	5,760
23	Goldman Sachs Group, Inc. (The) (Financials)	0.1%	3,886
14	Google, Inc., Class A* (Information Technology)	0.4%	14,834
73	Home Depot, Inc. (The) (Consumer Discretionary)	0.2%	5,889
249	Intel Corp. (Information Technology)	0.2%	5,936
52	International Business Machines Corp. (Information Technology)	0.2%	9,343
141	Johnson & Johnson (Health Care)	0.3%	13,347
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
190	JPMorgan Chase & Co. (Financials)	0.3%	$10,872
6	MasterCard, Inc., Class A (Information Technology)	0.1%	4,565
50	McDonald's Corp. (Consumer Discretionary)	0.1%	4,868
152	Merck & Co., Inc. (Health Care)	0.2%	7,574
419	Microsoft Corp. (Information Technology)	0.4%	15,976
40	Occidental Petroleum Corp. (Energy)	0.0%	3,798
178	Oracle Corp. (Information Technology)	0.2%	6,282
78	PepsiCo, Inc. (Consumer Staples)	0.2%	6,588
336	Pfizer, Inc. (Health Care)	0.3%	10,661
82	Philip Morris International, Inc. (Consumer Staples)	0.2%	7,014
138	Procter & Gamble Co. (The) (Consumer Staples)	0.3%	11,622
87	QUALCOMM, Inc. (Information Technology)	0.2%	6,401
67	Schlumberger Ltd. (Energy)	0.2%	5,924
46	United Technologies Corp. (Industrials)	0.1%	5,100
51	UnitedHealth Group, Inc. (Health Care)	0.0%	3,798
144	Verizon Communications, Inc. (Telecommunication Services)	0.2%	7,145
26	Visa, Inc., Class A (Information Technology)	0.1%	5,290
81	Wal-Mart Stores, Inc. (Consumer Staples)	0.2%	6,562
90	Walt Disney Co. (The) (Consumer Discretionary)	0.2%	6,349
242	Wells Fargo & Co. (Financials)	0.3%	10,653
15,657	Other Common Stocks	16.0%	628,383
	Total Common Stocks (Cost $1,004,388)		1,013,369
	Investment Company — 0.0% ‡
1	Stellus Capital Investment Corp.	0.0%	15
	Total Investment Company (Cost $15)		15

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRA RUSSELL3000 107

No. of Rights		Percentage of Net Assets	Value
	Rights — 0.0% ‡
1	Omthera Pharmaceuticals, Inc., at $4.70*^	0.0%	$—
	Total Rights (Cost $—)		—
Principal Amount
	U.S. Government & Agency Security (a) — 17.4%
	Federal Home Loan Bank
$685,081	0.00%, due 12/02/13		685,081
	Total U.S. Government & Agency Security (Cost $685,081)		685,081
	Repurchase Agreements (a)(b) — 39.9%
1,566,565	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $1,566,570		1,566,565
	Total Repurchase Agreements (Cost $1,566,565)		1,566,565
	Total Investment Securities (Cost $3,256,049) — 83.1%		3,265,030
	Other assets less liabilities — 16.9%		663,625
	Net Assets — 100.0%		$3,928,655

*  Non-income producing security.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $410,505.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,118
Aggregate gross unrealized depreciation	(8,920)
Net unrealized appreciation	$5,198
Federal income tax cost of investments	$3,259,832

Swap Agreements ‡

Ultra Russell3000 had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 3000® Index	12/06/13	$1,476,674	$31,324
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 3000® Index	11/06/14	68,024	425,639
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 3000® Index	12/06/13	486,211	10,136
Equity Index Swap Agreement with Merrill Lynch International, based on the Russell 3000® Index	01/06/14	1,956,834	47,128
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell 3000® Index	11/06/15	860,966	21,439
Equity Index Swap Agreement with Societe Generale, based on the Russell 3000® Index	11/06/15	1,421,409	33,624
Equity Index Swap Agreement with UBS AG, based on the Russell 3000® Index	12/06/13	203,754	2,469
Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell 3000 Index Fund	11/06/15	370,128	7,874
			$579,633

‡  Total return based on the underlying index less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.37%.

See accompanying notes to the financial statements.

108 :: UWC ULTRA RUSSELL3000 :: NOVEMBER 30, 2013 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Ultra Russell3000 invested, as a percentage of net assets, in the following industries, as of November 30, 2013:

Consumer Discretionary	3.5%
Consumer Staples	2.2%
Energy	2.4%
Financials	4.5%
Health Care	3.3%
Industrials	3.0%
Information Technology	4.6%
Materials	1.0%
Telecommunication Services	0.5%
Utilities	0.8%
Other[1]	74.2%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRA RUSSELL3000 109

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 60.5%
75,521	3M Co. (Industrials)	0.3%	$10,082,809
184,410	AbbVie, Inc. (Health Care)	0.3%	8,934,665
233,141	Altria Group, Inc. (Consumer Staples)	0.3%	8,621,554
43,052	Amazon.com, Inc.* (Consumer Discretionary)	0.6%	16,946,128
107,916	American Express Co. (Financials)	0.3%	9,259,193
87,630	Amgen, Inc. (Health Care)	0.3%	9,996,830
105,679	Apple, Inc. (Information Technology)	1.9%	58,764,922
617,717	AT&T, Inc. (Telecommunication Services)	0.7%	21,749,816
1,249,558	Bank of America Corp. (Financials)	0.6%	19,768,008
209,360	Berkshire Hathaway, Inc., Class B* (Financials)	0.8%	24,396,721
80,725	Boeing Co. (The) (Industrials)	0.4%	10,837,331
191,485	Bristol-Myers Squibb Co. (Health Care)	0.3%	9,838,499
224,706	Chevron Corp. (Energy)	0.9%	27,513,003
623,606	Cisco Systems, Inc. (Information Technology)	0.4%	13,251,627
353,695	Citigroup, Inc. (Financials)	0.6%	18,717,539
443,440	Coca-Cola Co. (The) (Consumer Staples)	0.6%	17,821,854
304,216	Comcast Corp., Class A (Consumer Discretionary)	0.5%	15,171,252
142,262	ConocoPhillips (Energy)	0.3%	10,356,674
142,872	CVS Caremark Corp. (Consumer Staples)	0.3%	9,566,709
511,947	Exxon Mobil Corp. (Energy)	1.5%	47,856,806
1,184,496	General Electric Co. (Industrials)	1.0%	31,578,663
178,044	Gilead Sciences, Inc.* (Health Care)	0.4%	13,319,472
32,551	Google, Inc., Class A* (Information Technology)	1.1%	34,490,714
166,608	Home Depot, Inc. (The) (Consumer Discretionary)	0.4%	13,440,267
579,463	Intel Corp. (Information Technology)	0.5%	13,814,398
119,770	International Business Machines Corp. (Information Technology)	0.7%	21,520,274
327,776	Johnson & Johnson (Health Care)	1.0%	31,027,276
437,827	JPMorgan Chase & Co. (Financials)	0.8%	25,052,461
12,067	MasterCard, Inc., Class A (Information Technology)	0.3%	9,180,694
116,260	McDonald's Corp. (Consumer Discretionary)	0.4%	11,320,236
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
340,355	Merck & Co., Inc. (Health Care)	0.5%	$16,959,890
881,670	Microsoft Corp. (Information Technology)	1.1%	33,618,077
93,718	Occidental Petroleum Corp. (Energy)	0.3%	8,899,461
414,739	Oracle Corp. (Information Technology)	0.5%	14,636,139
179,377	PepsiCo, Inc. (Consumer Staples)	0.5%	15,150,181
770,031	Pfizer, Inc. (Health Care)	0.8%	24,433,084
188,265	Philip Morris International, Inc. (Consumer Staples)	0.5%	16,104,188
318,555	Procter & Gamble Co. (The) (Consumer Staples)	0.9%	26,828,702
199,516	QUALCOMM, Inc. (Information Technology)	0.5%	14,680,387
153,899	Schlumberger Ltd. (Energy)	0.4%	13,607,750
53,955	Union Pacific Corp. (Industrials)	0.3%	8,742,868
84,035	United Parcel Service, Inc., Class B (Industrials)	0.3%	8,603,503
98,181	United Technologies Corp. (Industrials)	0.4%	10,884,346
118,253	UnitedHealth Group, Inc. (Health Care)	0.3%	8,807,483
332,854	Verizon Communications, Inc. (Telecommunication Services)	0.6%	16,516,215
60,037	Visa, Inc., Class A (Information Technology)	0.4%	12,215,128
189,319	Wal-Mart Stores, Inc. (Consumer Staples)	0.5%	15,336,732
193,239	Walt Disney Co. (The) (Consumer Discretionary)	0.4%	13,631,079
562,002	Wells Fargo & Co. (Financials)	0.8%	24,739,328
19,326,134	Other Common Stocks	32.0%	990,216,866
	Total Common Stocks (Cost $1,817,322,953)		1,868,807,802
Principal Amount
	U.S. Government & Agency Securities (a) — 22.3%
	Federal Home Loan Bank
$202,488,991	0.00%, due 12/02/13		202,488,991
	U.S. Treasury Bills
25,000,000	0.00%, due 12/12/13		24,999,683
30,000,000	0.00%, due 01/02/14		29,999,334
10,000,000	0.00%, due 01/23/14		9,999,043
5,000,000	0.00%, due 02/13/14		4,999,753
98,328,000	0.00%, due 03/13/14		98,316,856
150,000,000	0.00%, due 04/03/14		149,970,531

See accompanying notes to the financial statements.

110 :: SSO ULTRA S&P500® :: NOVEMBER 30, 2013 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) (continued)
$70,000,000	0.00%, due 04/24/14	$69,976,200
100,000,000	0.00%, due 05/08/14	99,962,256
	Total U.S. Government & Agency Securities (Cost $690,712,647)	690,712,647
	Repurchase Agreements (a)(b) — 13.8%
427,870,287	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $427,872,449	427,870,287
	Total Repurchase Agreements (Cost $427,870,287)	427,870,287
	Total Investment Securities (Cost $2,935,905,887) — 96.6%	2,987,390,736
	Other assets less liabilities — 3.4%	104,689,365
	Net Assets — 100.0%	$3,092,080,101

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $295,727,484.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$90,491,160
Aggregate gross unrealized depreciation	(39,584,284)
Net unrealized appreciation	$50,906,876
Federal income tax cost of investments	$2,936,483,860

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of November 30, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	3,978	12/20/13	$358,815,600	$13,456,478

Cash collateral in the amount of $20,894,742 was pledged to cover margin requirements for open futures contracts as of November 30, 2013.

Swap Agreements ‡

Ultra S&P500® had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the S&P 500® Index	12/06/13	$291,860,973	$6,111,654
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	11/06/15	413,468,309	8,660,645
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	12/06/13	520,695,768	11,151,581
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	12/06/13	231,782,572	4,173,929
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	12/06/13	297,632,810	5,918,912
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the S&P 500® Index	11/06/15	535,169,247	11,347,269
Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	11/06/15	26,735,367	558,406
Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	12/06/13	283,529,863	5,930,417
Swap Agreement with Deutsche Bank AG, based on the SPDR® S&P 500® ETF Trust	12/06/13	912,267,236	17,804,951
Swap Agreement with Goldman Sachs International, based on the SPDR® S&P 500® ETF Trust	12/06/13	443,543,182	9,234,250
			$80,892,014

‡  Total return based on the underlying index less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.40%.

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRA S&P500® 111

Ultra S&P500® invested, as a percentage of net assets, in the following industries, as of November 30, 2013:

Consumer Discretionary	7.6%
Consumer Staples	6.1%
Energy	6.2%
Financials	9.9%
Health Care	8.0%
Industrials	6.6%
Information Technology	10.8%
Materials	2.1%
Telecommunication Services	1.4%
Utilities	1.8%
Other[1]	39.5%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

112 :: SSO ULTRA S&P500® :: NOVEMBER 30, 2013 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) — 49.2%
	Consumer Discretionary — 10.3%
39,341	Amazon.com, Inc.*	$15,485,404
18,751	Bed Bath & Beyond, Inc.*	1,463,141
8,735	Charter Communications, Inc., Class A*	1,180,098
183,719	Comcast Corp., Class A	9,162,067
47,272	DIRECTV*	3,125,152
12,677	Discovery Communications, Inc., Class A*	1,106,322
19,203	Dollar Tree, Inc.*	1,068,647
10,608	Expedia, Inc.	675,623
4,862	Fossil Group, Inc.*	618,787
16,818	Garmin Ltd.	816,682
19,227	Liberty Global PLC, Class A*	1,649,869
42,323	Liberty Interactive Corp., Class A*	1,188,430
9,527	Liberty Media Corp.*	1,462,013
27,170	Marriott International, Inc., Class A	1,277,533
29,669	Mattel, Inc.	1,372,785
5,074	Netflix, Inc.*	1,856,069
1	News Corp., Class A*	18
9,347	O'Reilly Automotive, Inc.*	1,168,001
4,435	priceline.com, Inc.*	5,287,984
18,830	Ross Stores, Inc.	1,439,742
9,168	Sears Holdings Corp.*	582,443
534,662	Sirius XM Holdings, Inc.	2,015,676
56,873	Staples, Inc.	883,238
64,701	Starbucks Corp.	5,270,543
10,458	Tesla Motors, Inc.*	1,331,094
130,698	Twenty-First Century Fox, Inc., Class A	4,377,076
36,663	Viacom, Inc., Class B	2,939,273
8,706	Wynn Resorts Ltd.	1,444,064
		70,247,774
	Consumer Staples — 2.3%
37,602	Costco Wholesale Corp.	4,716,419
12,980	Green Mountain Coffee Roasters, Inc.*	874,592
51,282	Kraft Foods Group, Inc.	2,724,100
153,328	Mondelez International, Inc., Class A	5,141,088
14,415	Monster Beverage Corp.*	853,080
32,076	Whole Foods Market, Inc.	1,815,501
		16,124,780
	Health Care — 6.8%
16,839	Alexion Pharmaceuticals, Inc.*	2,096,455
64,869	Amgen, Inc.	7,400,256
20,465	Biogen Idec, Inc.*	5,954,701
17,750	Catamaran Corp.*	809,932
35,414	Celgene Corp.*	5,728,923
29,544	Cerner Corp.*	1,697,894
Shares		Value
	Common Stocks (a) (continued)
12,252	DENTSPLY International, Inc.	$582,705
70,108	Express Scripts Holding Co.*	4,721,774
131,798	Gilead Sciences, Inc.*	9,859,808
7,448	Henry Schein, Inc.*	849,072
3,419	Intuitive Surgical, Inc.*	1,288,621
32,877	Mylan, Inc.*	1,450,862
8,327	Regeneron Pharmaceuticals, Inc.*	2,446,972
20,047	Vertex Pharmaceuticals, Inc.*	1,391,663
		46,279,638
	Industrials — 0.9%
13,721	C.H. Robinson Worldwide, Inc.	804,462
17,773	Expeditors International of Washington, Inc.	772,059
25,562	Fastenal Co.	1,189,400
30,480	PACCAR, Inc.	1,746,809
7,396	Stericycle, Inc.*	868,882
14,459	Verisk Analytics, Inc., Class A*	941,426
		6,323,038
	Information Technology — 27.9%
59,870	Activision Blizzard, Inc.	1,030,363
43,248	Adobe Systems, Inc.*	2,455,621
15,341	Akamai Technologies, Inc.*	686,050
27,509	Altera Corp.	887,165
26,753	Analog Devices, Inc.	1,290,030
78,228	Apple, Inc.	43,500,244
103,572	Applied Materials, Inc.	1,791,796
19,159	Autodesk, Inc.*	866,945
41,575	Automatic Data Processing, Inc.	3,326,831
21,261	Avago Technologies Ltd.	951,005
23,655	Baidu, Inc. (ADR)*	3,940,213
45,551	Broadcom Corp., Class A	1,215,756
39,233	CA, Inc.	1,294,689
16,915	Check Point Software Technologies Ltd.*	1,046,362
460,186	Cisco Systems, Inc.	9,778,952
16,135	Citrix Systems, Inc.*	957,128
25,950	Cognizant Technology Solutions Corp., Class A*	2,436,445
111,468	eBay, Inc.*	5,631,363
4,255	Equinix, Inc.*	683,779
6,743	F5 Networks, Inc.*	554,679
156,501	Facebook, Inc., Class A*	7,357,112
11,202	Fiserv, Inc.*	1,230,988
23,588	Google, Inc., Class A*	24,993,609
428,986	Intel Corp.	10,227,026
25,567	Intuit, Inc.	1,897,838
14,271	KLA-Tencor Corp.	911,489
20,080	Linear Technology Corp.	854,404
24,531	Maxim Integrated Products, Inc.	698,643
16,989	Microchip Technology, Inc.	735,454

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRA QQQ® 113

Shares		Value
	Common Stocks (a) (continued)
89,420	Micron Technology, Inc.*	$1,886,762
717,269	Microsoft Corp.	27,349,467
29,285	NetApp, Inc.	1,208,006
26,722	Nuance Communications, Inc.*	361,281
49,821	NVIDIA Corp.	777,208
31,475	Paychex, Inc.	1,376,402
147,710	QUALCOMM, Inc.	10,868,502
20,699	SanDisk Corp.	1,410,637
30,724	Seagate Technology PLC	1,506,705
60,223	Symantec Corp.	1,354,415
94,819	Texas Instruments, Inc.	4,077,217
20,407	Western Digital Corp.	1,531,341
22,930	Xilinx, Inc.	1,018,780
87,857	Yahoo!, Inc.*	3,248,952
		191,207,654
	Materials — 0.1%
10,353	Sigma-Aldrich Corp.	892,843
	Telecommunication Services — 0.9%
11,003	SBA Communications Corp., Class A*	937,126
142,257	VimpelCom Ltd. (ADR)	1,746,916
86,734	Vodafone Group PLC (ADR)	3,216,964
		5,901,006
	Total Common Stocks (Cost $316,811,664)	336,976,733
Principal Amount
	U.S. Government & Agency Securities (a) — 23.5%
	Federal Home Loan Bank
$58,920,622	0.00%, due 12/02/13	58,920,622
	U.S. Treasury Bills
6,000,000	0.00%, due 12/12/13	5,999,954
30,000,000	0.00%, due 01/09/14	29,999,123
6,000,000	0.00%, due 01/23/14	5,999,426
10,000,000	0.00%, due 03/13/14	9,999,093
15,000,000	0.00%, due 04/03/14	14,997,053
10,000,000	0.00%, due 04/24/14	9,996,500
25,000,000	0.00%, due 05/08/14	24,990,564
	Total U.S. Government & Agency Securities (Cost $160,902,335)	160,902,335
Principal Amount		Value
	Repurchase Agreements (a)(b) — 16.9%
$115,532,814	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $115,533,403	$115,532,814
	Total Repurchase Agreements (Cost $115,532,814)	115,532,814
	Total Investment Securities (Cost $593,246,813) — 89.6%	613,411,882
	Other assets less liabilities — 10.4%	71,129,713
	Net Assets — 100.0%	$684,541,595

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $60,238,136.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR  American Depositary Receipt

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$30,423,052
Aggregate gross unrealized depreciation	(10,366,338)
Net unrealized appreciation	$20,056,714
Federal income tax cost of investments	$593,355,168

Futures Contracts Purchased

Ultra QQQ® had the following open long futures contracts as of November 30, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	1,498	12/20/13	$104,545,420	$5,704,522

Cash collateral in the amount of $4,805,955 was pledged to cover margin requirements for open futures contracts as of November 30, 2013.

See accompanying notes to the financial statements.

114 :: QLD ULTRA QQQ® :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements ‡

Ultra QQQ® had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100 Index®	12/06/13	$103,482,325	$3,261,181
Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100 Index®	11/06/15	115,656,310	3,548,383
Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100 Index®	12/06/13	177,163,915	5,488,103
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index®	12/06/13	3,058,246	93,629
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the NASDAQ-100 Index®	11/06/15	28,161,004	818,406
Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100 Index®	03/06/14	53,222,138	6,911,678
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index®	12/06/13	78,257,065	2,398,638
Swap Agreement with Deutsche Bank AG, based on the PowerShares QQQ TrustSM, Series 1	03/06/14	76,452,040	7,716,733
Swap Agreement with Goldman Sachs International, based on the PowerShares QQQ TrustSM, Series 1	03/06/14	73,603,087	12,631,667
Swap Agreement with Morgan Stanley & Co. International PLC, based on the PowerShares QQQ TrustSM, Series 1	03/06/14	218,566,937	32,817,002
			$75,685,420

‡  Total return based on the underlying index less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.44%.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRA QQQ® 115

Shares		Value
	Common Stocks (a) — 57.5%
	Consumer Discretionary — 7.5%
63,491	Home Depot, Inc. (The)	$5,121,819
63,491	McDonald's Corp.	6,182,118
63,491	NIKE, Inc., Class B	5,024,678
63,491	Walt Disney Co. (The)	4,478,655
		20,807,270
	Consumer Staples — 4.7%
63,491	Coca-Cola Co. (The)	2,551,703
63,491	Procter & Gamble Co. (The)	5,347,212
63,491	Wal-Mart Stores, Inc.	5,143,406
		13,042,321
	Energy — 5.0%
63,491	Chevron Corp.	7,773,838
63,491	Exxon Mobil Corp.	5,935,139
		13,708,977
	Financials — 9.2%
63,491	American Express Co.	5,447,528
63,491	Goldman Sachs Group, Inc. (The)	10,726,170
63,491	JPMorgan Chase & Co.	3,632,955
63,491	Travelers Cos., Inc. (The)	5,761,173
		25,567,826
	Health Care — 5.8%
63,491	Johnson & Johnson	6,010,058
63,491	Merck & Co., Inc.	3,163,757
63,491	Pfizer, Inc.	2,014,569
63,491	UnitedHealth Group, Inc.	4,728,810
		15,917,194
	Industrials — 11.2%
63,491	3M Co.	8,476,683
63,491	Boeing Co. (The)	8,523,667
63,491	Caterpillar, Inc.	5,371,339
63,491	General Electric Co.	1,692,670
63,491	United Technologies Corp.	7,038,612
		31,102,971
	Information Technology — 10.7%
63,491	Cisco Systems, Inc.	1,349,184
63,491	Intel Corp.	1,513,625
63,491	International Business Machines Corp.	11,408,063
63,491	Microsoft Corp.	2,420,912
63,491	Visa, Inc., Class A	12,917,879
		29,609,663
	Materials — 1.4%
63,491	E.I. du Pont de Nemours & Co.	3,897,078
Shares		Value
	Common Stocks (a) (continued)
	Telecommunication Services — 2.0%
63,491	AT&T, Inc.	$2,235,518
63,491	Verizon Communications, Inc.	3,150,424
		5,385,942
	Total Common Stocks (Cost $145,024,855)	159,039,242
Principal Amount
	U.S. Government & Agency Securities (a) — 20.9%
	Federal Home Loan Bank
$21,714,768	0.00%, due 12/02/13	21,714,768
	U.S. Treasury Bills
15,000,000	0.00%, due 01/16/14	14,999,521
5,000,000	0.00%, due 03/20/14	4,999,508
4,000,000	0.00%, due 04/24/14	3,998,600
12,000,000	0.00%, due 05/08/14	11,995,470
	Total U.S. Government & Agency Securities (Cost $57,707,867)	57,707,867
	Repurchase Agreements (a)(b) — 15.5%
42,874,265	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $42,874,483	42,874,265
	Total Repurchase Agreements (Cost $42,874,265)	42,874,265
	Total Investment Securities (Cost $245,606,987) — 93.9%	259,621,374
	Other assets less liabilities — 6.1%	16,985,460
	Net Assets — 100.0%	$276,606,834

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $33,218,952.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,469,986
Aggregate gross unrealized depreciation	(2,455,599)
Net unrealized appreciation	$14,014,387
Federal income tax cost of investments	$245,606,987

See accompanying notes to the financial statements.

116 :: DDM ULTRA DOW30SM :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Futures Contracts Purchased

Ultra Dow30SM had the following open long futures contracts as of November 30, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Futures Contracts	620	12/20/13	$49,807,700	$2,310,077

Cash collateral in the amount of $2,096,876 was pledged to cover margin requirements for open futures contracts as of November 30, 2013.

Swap Agreements ‡

Ultra Dow30SM had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	12/06/13	$11,071,053	$258,281
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	03/06/14	106,878,751	7,179,574
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	12/06/13	40,265,829	932,208
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	12/06/13	3,430,347	79,720
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones Industrial AverageSM Index	12/06/13	4,212,017	97,911
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	11/06/15	26,678,185	620,952
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial AverageSM Index	12/06/13	31,501,084	705,097
Swap Agreement with Deutsche Bank AG, based on the SPDR® Dow Jones Industrial AverageSM ETF Trust	11/06/14	120,365,466	4,662,719
			$14,536,462

‡  Total return based on the underlying index less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.36%.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRA DOW30SM 117

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 63.8%
65,100	3D Systems Corp.* (Information Technology)	0.3%	$4,892,916
50,177	Advance Auto Parts, Inc. (Consumer Discretionary)	0.3%	5,068,379
36,409	Affiliated Managers Group, Inc.* (Financials)	0.5%	7,290,902
11,592	Alleghany Corp.* (Financials)	0.3%	4,568,407
33,579	Alliance Data Systems Corp.* (Information Technology)	0.5%	8,134,849
63,679	ANSYS, Inc.* (Information Technology)	0.3%	5,455,380
87,970	Arthur J. Gallagher & Co. (Financials)	0.2%	4,094,124
49,560	Ashland, Inc. (Materials)	0.3%	4,513,925
67,858	B/E Aerospace, Inc.* (Industrials)	0.4%	5,903,646
95,456	Church & Dwight Co., Inc. (Consumer Staples)	0.4%	6,228,504
59,591	Cimarex Energy Co. (Energy)	0.3%	5,636,117
33,720	Cooper Cos., Inc. (The) (Health Care)	0.3%	4,442,273
82,740	Cree, Inc.* (Information Technology)	0.3%	4,616,892
78,675	Endo Health Solutions, Inc.* (Health Care)	0.3%	5,286,173
42,899	Energizer Holdings, Inc. (Consumer Staples)	0.3%	4,733,905
34,000	Equinix, Inc.* (Information Technology)	0.3%	5,463,800
33,497	Everest Re Group Ltd. (Financials)	0.3%	5,253,335
45,257	Federal Realty Investment Trust (REIT) (Financials)	0.3%	4,685,005
168,518	Fidelity National Financial, Inc., Class A (Financials)	0.3%	4,898,818
114,360	Fortune Brands Home & Security, Inc. (Industrials)	0.3%	4,986,096
64,177	Gartner, Inc.* (Information Technology)	0.2%	4,149,043
90,343	Green Mountain Coffee Roasters, Inc.* (Consumer Staples)	0.4%	6,087,311
68,202	Hanesbrands, Inc. (Consumer Discretionary)	0.3%	4,780,960
59,583	Henry Schein, Inc.* (Health Care)	0.4%	6,792,462
137,680	HollyFrontier Corp. (Energy)	0.4%	6,605,886
186,305	Hologic, Inc.* (Health Care)	0.2%	4,171,369
62,904	J.B. Hunt Transport Services, Inc. (Industrials)	0.3%	4,729,752
81,446	Jarden Corp.* (Consumer Discretionary)	0.3%	4,580,523
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
206,750	LKQ Corp.* (Consumer Discretionary)	0.4%	$6,853,763
53,933	Manpowergroup, Inc. (Industrials)	0.3%	4,310,865
20,629	Mettler-Toledo International, Inc.* (Health Care)	0.3%	5,086,492
41,963	Mohawk Industries, Inc.* (Consumer Discretionary)	0.4%	5,875,659
303,714	New York Community Bancorp, Inc. (Financials)	0.3%	5,017,355
74,536	Oceaneering International, Inc. (Energy)	0.4%	5,753,434
136,645	OGE Energy Corp. (Utilities)	0.3%	4,703,321
67,716	Packaging Corp. of America (Materials)	0.2%	4,148,282
44,115	Polaris Industries, Inc. (Consumer Discretionary)	0.4%	5,888,029
135,139	Realty Income Corp. (REIT) (Financials)	0.3%	5,150,147
97,860	ResMed, Inc. (Health Care)	0.3%	4,776,547
49,578	Rock-Tenn Co., Class A (Materials)	0.3%	4,681,155
55,476	Signet Jewelers Ltd. (Consumer Discretionary)	0.3%	4,262,776
63,362	SL Green Realty Corp. (REIT) (Financials)	0.4%	5,732,360
44,337	Towers Watson & Co., Class A (Industrials)	0.3%	4,992,346
96,182	Tractor Supply Co. (Consumer Discretionary)	0.4%	7,041,484
176,853	Trimble Navigation Ltd.* (Information Technology)	0.3%	5,641,611
55,228	Under Armour, Inc., Class A* (Consumer Discretionary)	0.3%	4,456,900
64,263	United Rentals, Inc.* (Industrials)	0.3%	4,416,796
61,558	Universal Health Services, Inc., Class B (Health Care)	0.3%	5,074,226
66,320	Wabtec Corp. (Industrials)	0.3%	4,576,080
22,816,618	Other Common Stocks	48.0%	775,407,564
	Total Common Stocks (Cost $995,126,896)		1,031,897,944
Principal Amount
	U.S. Government & Agency Securities (a) — 22.1%
	Federal Home Loan Bank
$99,423,202	0.00%, due 12/02/13		99,423,202
	U.S. Treasury Bills
29,835,000	0.00%, due 12/12/13		29,834,544
7,000,000	0.00%, due 12/26/13		6,999,813
10,000,000	0.00%, due 02/06/14		9,998,669

See accompanying notes to the financial statements.

118 :: MVV ULTRA MIDCAP400 :: NOVEMBER 30, 2013 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) (continued)
$130,000,000	0.00%, due 02/20/14	$129,998,538
80,000,000	0.00%, due 04/10/14	79,983,967
	Total U.S. Government & Agency Securities (Cost $356,238,733)	356,238,733
	Repurchase Agreements (a)(b) — 12.2%
197,428,994	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $197,429,999	197,428,994
	Total Repurchase Agreements (Cost $197,428,994)	197,428,994
	Total Investment Securities (Cost $1,548,794,623) — 98.1%	1,585,565,671
	Other assets less liabilities — 1.9%	29,987,594
	Net Assets — 100.0%	$1,615,553,265

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $182,307,023.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,613,898
Aggregate gross unrealized depreciation	(19,716,255)
Net unrealized depreciation	$(18,102,357)
Federal income tax cost of investments	$1,603,668,028

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of November 30, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	1,326	12/20/13	$172,830,840	$5,373,043

Cash collateral in the amount of $8,556,233 was pledged to cover margin requirements for open futures contracts as of November 30, 2013.

Swap Agreements ‡

Ultra MidCap400 had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the S&P MidCap 400® Index	01/06/14	$480,020,587	$6,384,930
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400® Index	01/06/14	176,189,278	2,250,560
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400® Index	12/06/13	78,541,807	791,135
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400® Index	12/06/13	262,939,910	2,263,278
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400® Index	12/06/13	190,712,310	1,927,918
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the S&P MidCap 400® Index	11/06/15	53,750,441	43,548
Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400® Index	01/06/14	45,000,240	568,396
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400® Index	12/06/13	74,641,123	847,990
Swap Agreement with Deutsche Bank AG, based on the SPDR® S&P MidCap 400® ETF Trust	01/06/14	205,762,998	2,322,748
Swap Agreement with Goldman Sachs International, based on the SPDR® S&P MidCap 400® ETF Trust	12/06/13	458,949,228	5,089,906
			$22,490,409

‡  Total return based on the underlying index less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.36%.

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRA MIDCAP400 119

Ultra MidCap400 invested, as a percentage of net assets, in the following industries, as of November 30, 2013:

Consumer Discretionary	9.1%
Consumer Staples	2.4%
Energy	3.7%
Financials	14.4%
Health Care	5.8%
Industrials	10.6%
Information Technology	10.1%
Materials	4.4%
Telecommunication Services	0.3%
Utilities	3.0%
Other[1]	36.2%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

120 :: MVV ULTRA MIDCAP400 :: NOVEMBER 30, 2013 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

No. of Rights		Value
	Rights — 0.0% ‡
3,327	Omthera Pharmaceuticals, Inc., at $4.70*^	$—
4,828	Peapack Gladstone Financial Corp., expiring 12/09/13 at $17.00*^	1,738
	Total Rights (Cost $—)	1,738
No. of Warrants
	Warrants — 0.0% ‡
9,763	Magnum Hunter Resources Corp., expiring 04/15/16 at $8.50*^	—
	Total Warrants (Cost $—)	—
Principal Amount
	U.S. Government & Agency Securities (a) — 52.6%
	Federal Home Loan Bank
$52,390,283	0.00%, due 12/02/13	52,390,283
	U.S. Treasury Bills
20,000,000	0.00%, due 12/12/13	19,999,797
2,191,000	0.00%, due 01/02/14	2,190,951
7,809,000	0.00%, due 01/09/14	7,808,645
20,000,000	0.00%, due 03/20/14	19,998,032
37,000,000	0.00%, due 04/24/14	36,987,050
	Total U.S. Government & Agency Securities (Cost $139,374,758)	139,374,758
Principal Amount		Value
	Repurchase Agreements (a)(b) — 35.1%
$93,041,427	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $93,041,909	$93,041,427
	Total Repurchase Agreements (Cost $93,041,427)	93,041,427
	Total Investment Securities (Cost $232,416,185) — 87.7%	232,417,923
	Other assets less liabilities — 12.3%	32,689,842
	Net Assets — 100.0%	$265,107,765

*  Non-income producing security.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees. At November 30, 2013, the value of these securities amounted to $1,738 or 0.00% of net assets.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $7,710,723.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,063,533
Aggregate gross unrealized depreciation	(1,061,795)
Net unrealized appreciation	$1,738
Federal income tax cost of investments	$232,416,185

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of November 30, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	229	12/20/13	$26,131,190	$519,511

Cash collateral in the amount of $1,094,621 was pledged to cover margin requirements for open futures contracts as of November 30, 2013.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRA RUSSELL2000 121

Swap Agreements ‡

Ultra Russell2000 had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	12/06/13	$3,724,069	$974,235
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	11/06/15	22,052,970	899,296
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	11/06/15	9,119,304	1,151,035
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000® Index	11/06/15	79,974,913	3,859,806
Equity Index Swap Agreement with Merill Lynch International, based on the Russell 2000® Index	01/06/14	939,424	88,732
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell 2000® Index	11/06/15	178,682,424	11,391,730
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	11/06/15	188,300,187	7,966,447
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	11/06/15	13,508,457	1,127,286
Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 2000 Index Fund	11/06/15	4,437,817	666,383
Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell 2000 Index Fund	11/06/15	3,342,232	501,412
			$28,626,362

‡  Total return based on the underlying index less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.01%.

See accompanying notes to the financial statements.

122 :: UWM ULTRA RUSSELL2000 :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 13.8%
454	Actuant Corp., Class A (Industrials)	0.1%	$17,742
435	Align Technology, Inc.* (Health Care)	0.1%	23,768
270	Belden, Inc. (Information Technology)	0.1%	18,905
225	Bristow Group, Inc. (Energy)	0.1%	18,045
561	Brunswick Corp. (Consumer Discretionary)	0.1%	25,638
116	Buffalo Wild Wings, Inc.* (Consumer Discretionary)	0.0%	17,428
238	Casey's General Stores, Inc. (Consumer Staples)	0.1%	17,712
338	Centene Corp.* (Health Care)	0.1%	20,189
512	Cognex Corp. (Information Technology)	0.0%	16,870
147	Cracker Barrel Old Country Store, Inc. (Consumer Discretionary)	0.0%	15,948
291	Curtiss-Wright Corp. (Industrials)	0.0%	15,356
732	Darling International, Inc.* (Consumer Staples)	0.0%	15,174
415	EMCOR Group, Inc. (Industrials)	0.0%	16,488
295	EnerSys, Inc. (Industrials)	0.1%	21,048
314	EPR Properties (REIT) (Financials)	0.0%	15,791
258	FEI Co. (Information Technology)	0.1%	23,491
760	Fifth & Pacific Cos., Inc.* (Consumer Discretionary)	0.1%	24,822
308	Financial Engines, Inc. (Financials)	0.1%	20,867
446	Geo Group, Inc. (The) (REIT) (Financials)	0.0%	14,629
311	H.B. Fuller Co. (Materials)	0.0%	15,933
295	Hain Celestial Group, Inc. (The)* (Consumer Staples)	0.1%	24,394
638	LaSalle Hotel Properties (REIT) (Financials)	0.1%	19,982
873	Live Nation Entertainment, Inc.* (Consumer Discretionary)	0.0%	16,037
170	Lumber Liquidators Holdings, Inc.* (Consumer Discretionary)	0.0%	17,117
233	MarketAxess Holdings, Inc. (Financials)	0.0%	16,396
422	MAXIMUS, Inc. (Information Technology)	0.1%	19,201
155	Medidata Solutions, Inc.* (Health Care)	0.1%	18,431
281	Moog, Inc., Class A* (Industrials)	0.1%	19,296
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
432	Old Dominion Freight Line, Inc.* (Industrials)	0.1%	$22,261
470	Piedmont Natural Gas Co., Inc. (Utilities)	0.0%	15,581
600	PolyOne Corp. (Materials)	0.1%	19,476
289	Pool Corp. (Consumer Discretionary)	0.0%	16,196
314	Portfolio Recovery Associates, Inc.* (Financials)	0.1%	18,338
383	ProAssurance Corp. (Financials)	0.1%	18,415
1,770	Prospect Capital Corp. (Financials)	0.1%	20,196
342	Questcor Pharmaceuticals, Inc. (Health Care)	0.1%	19,839
287	Southwest Gas Corp. (Utilities)	0.0%	15,228
366	Stifel Financial Corp.* (Financials)	0.0%	16,386
1,159	Susquehanna Bancshares, Inc. (Financials)	0.1%	14,592
585	Tanger Factory Outlet Centers (REIT) (Financials)	0.0%	19,346
232	Teledyne Technologies, Inc.* (Industrials)	0.1%	21,513
354	Toro Co. (The) (Industrials)	0.1%	21,845
225	TreeHouse Foods, Inc.* (Consumer Staples)	0.0%	15,784
174	Tyler Technologies, Inc.* (Information Technology)	0.1%	17,854
229	UMB Financial Corp. (Financials)	0.0%	14,683
259	ViaSat, Inc.* (Information Technology)	0.0%	15,584
406	ViroPharma, Inc.* (Health Care)	0.1%	20,101
432	West Pharmaceutical Services, Inc. (Health Care)	0.1%	21,565
622	Wolverine World Wide, Inc. (Consumer Discretionary)	0.1%	20,470
130,695	Other Common Stocks	10.9%	3,366,894
	Total Common Stocks (Cost $4,362,641)		4,278,845
Principal Amount
	U.S. Government & Agency Security (a) — 27.1%
	Federal Home Loan Bank
$8,385,236	0.00%, due 12/02/13		8,385,236
	Total U.S. Government & Agency Security (Cost $8,385,236)		8,385,236

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRA SMALLCAP600 123

Principal Amount		Value
	Repurchase Agreements (a)(b) — 48.1%
$14,912,095	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $14,912,171	$14,912,095
	Total Repurchase Agreements (Cost $14,912,095)	14,912,095
	Total Investment Securities (Cost $27,659,972) — 89.0%	27,576,176
	Other assets less liabilities — 11.0%	3,418,762
	Net Assets — 100.0%	$30,994,938

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $2,446,591.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$289,603
Aggregate gross unrealized depreciation	(479,199)
Net unrealized depreciation	$(189,596)
Federal income tax cost of investments	$27,765,772

Swap Agreements ‡

Ultra SmallCap600 had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank N.A., based on the S&P SmallCap 600® Index	01/06/14	$5,267,769	$1,128,588
Equity Index Swap Agreement with Credit Suisse International, based on the S&P SmallCap 600® Index	11/06/15	2,521,335	95,555
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600® Index	12/06/13	4,651,447	174,247
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P SmallCap 600® Index	12/06/13	3,368,734	77,479
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the S&P SmallCap 600® Index	01/06/14	8,858,228	701,007
Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600® Index	11/06/15	26,228,264	988,647
Swap Agreement with Deutsche Bank AG, based on the iShares® Core S&P Small-Cap ETF	12/06/13	6,811,733	259,507
			$3,425,030

‡  Total return based on the underlying index less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.33%.

Ultra SmallCap600 invested, as a percentage of net assets, in the following industries, as of November 30, 2013:

Consumer Discretionary	2.2%
Consumer Staples	0.6%
Energy	0.5%
Financials	3.0%
Health Care	1.6%
Industrials	2.1%
Information Technology	2.5%
Materials	0.8%
Telecommunication Services	0.0%‡
Utilities	0.5%
Other[1]	86.2%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

124 :: SAA ULTRA SMALLCAP600 :: NOVEMBER 30, 2013 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 3.8%
915	3M Co. (Industrials)	0.0%	$122,162
2,233	AbbVie, Inc. (Health Care)	0.0%	108,189
2,823	Altria Group, Inc. (Consumer Staples)	0.0%	104,395
521	Amazon.com, Inc.* (Consumer Discretionary)	0.0%	205,076
1,307	American Express Co. (Financials)	0.0%	112,141
1,061	Amgen, Inc. (Health Care)	0.0%	121,039
1,280	Apple, Inc. (Information Technology)	0.1%	711,770
7,481	AT&T, Inc. (Telecommunication Services)	0.1%	263,406
15,132	Bank of America Corp. (Financials)	0.1%	239,388
2,535	Berkshire Hathaway, Inc., Class B* (Financials)	0.1%	295,404
978	Boeing Co. (The) (Industrials)	0.0%	131,296
2,319	Bristol-Myers Squibb Co. (Health Care)	0.0%	119,150
2,721	Chevron Corp. (Energy)	0.1%	333,159
7,552	Cisco Systems, Inc. (Information Technology)	0.0%	160,480
4,284	Citigroup, Inc. (Financials)	0.1%	226,709
5,370	Coca-Cola Co. (The) (Consumer Staples)	0.1%	215,820
3,684	Comcast Corp., Class A (Consumer Discretionary)	0.0%	183,721
1,723	ConocoPhillips (Energy)	0.0%	125,434
1,730	CVS Caremark Corp. (Consumer Staples)	0.0%	115,841
6,200	Exxon Mobil Corp. (Energy)	0.1%	579,576
14,345	General Electric Co. (Industrials)	0.1%	382,438
2,156	Gilead Sciences, Inc.* (Health Care)	0.0%	161,290
394	Google, Inc., Class A* (Information Technology)	0.1%	417,478
2,018	Home Depot, Inc. (The) (Consumer Discretionary)	0.0%	162,792
7,018	Intel Corp. (Information Technology)	0.0%	167,309
1,450	International Business Machines Corp. (Information Technology)	0.1%	260,536
3,969	Johnson & Johnson (Health Care)	0.1%	375,706
5,302	JPMorgan Chase & Co. (Financials)	0.1%	303,380
146	MasterCard, Inc., Class A (Information Technology)	0.0%	111,078
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
1,408	McDonald's Corp. (Consumer Discretionary)	0.0%	$137,097
4,122	Merck & Co., Inc. (Health Care)	0.1%	205,399
10,677	Microsoft Corp. (Information Technology)	0.1%	407,114
1,135	Occidental Petroleum Corp. (Energy)	0.0%	107,780
5,023	Oracle Corp. (Information Technology)	0.0%	177,262
2,172	PepsiCo, Inc. (Consumer Staples)	0.0%	183,447
9,325	Pfizer, Inc. (Health Care)	0.1%	295,882
2,280	Philip Morris International, Inc. (Consumer Staples)	0.0%	195,031
3,858	Procter & Gamble Co. (The) (Consumer Staples)	0.1%	324,921
2,416	QUALCOMM, Inc. (Information Technology)	0.0%	177,769
1,864	Schlumberger Ltd. (Energy)	0.0%	164,815
653	Union Pacific Corp. (Industrials)	0.0%	105,812
1,018	United Parcel Service, Inc., Class B (Industrials)	0.0%	104,223
1,189	United Technologies Corp. (Industrials)	0.0%	131,813
1,432	UnitedHealth Group, Inc. (Health Care)	0.0%	106,655
4,031	Verizon Communications, Inc. (Telecommunication Services)	0.0%	200,018
727	Visa, Inc., Class A (Information Technology)	0.0%	147,915
2,293	Wal-Mart Stores, Inc. (Consumer Staples)	0.0%	185,756
2,340	Walt Disney Co. (The) (Consumer Discretionary)	0.0%	165,064
6,806	Wells Fargo & Co. (Financials)	0.1%	299,600
234,035	Other Common Stocks	2.0%	11,991,151
	Total Common Stocks (Cost $22,311,183)		22,630,687
Principal Amount
	U.S. Government & Agency Security (a) — 20.6%
	Federal Home Loan Bank
$125,650,895	0.00%, due 12/02/13		125,650,895
	Total U.S. Government & Agency Security (Cost $125,650,895)		125,650,895

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRAPRO S&P500® 125

Principal Amount		Value
	Repurchase Agreements (a)(b) — 53.5%
$326,044,438	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $326,046,047	$326,044,438
	Total Repurchase Agreements (Cost $326,044,438)	326,044,438
	Total Investment Securities (Cost $474,006,516) — 77.9%	474,326,020
	Other assets less liabilities — 22.1%	134,906,938
	Net Assets — 100.0%	$609,232,958

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $135,409,699.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$505,242
Aggregate gross unrealized depreciation	(530,328)
Net unrealized depreciation	$(25,086)
Federal income tax cost of investments	$474,351,106

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of November 30, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	1,067	12/20/13	$96,243,400	$1,606,146

Cash collateral in the amount of $4,648,642 was pledged to cover margin requirements for open futures contracts as of November 30, 2013.

Swap Agreements ‡

UltraPro S&P500® had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the S&P 500® Index	12/06/13	$48,201,488	$1,009,353
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	11/06/15	18,180,606	380,817
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	12/06/13	32,063,202	674,294
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	12/06/13	33,800,642	501,779
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	12/06/13	59,886,610	1,068,939
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the S&P 500® Index	11/06/15	28,816,421	659,547
Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	11/06/15	189,404,179	3,955,975
Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	12/06/13	79,854,077	1,670,258
Swap Agreement with Deutsche Bank AG, based on the SPDR® S&P 500® ETF Trust	12/06/13	162,262,936	2,481,861
Swap Agreement with Goldman Sachs International, based on the SPDR® S&P 500® ETF Trust	01/06/14	369,962,473	30,816,240
Swap Agreement with Merrill Lynch International, based on the SPDR® S&P 500® ETF Trust	12/06/13	263,206,569	5,489,232
Swap Agreement with Morgan Stanley & Co. International PLC, based on the SPDR® S&P 500® ETF Trust	01/06/14	423,243,052	26,210,737
			$74,919,032

‡  Total return based on the underlying index less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.42%.

See accompanying notes to the financial statements.

126 :: UPRO ULTRAPRO S&P500® :: NOVEMBER 30, 2013 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTSPROSHARES TRUST

UltraPro S&P500® invested, as a percentage of net assets, in the following industries, as of November 30, 2013:

Consumer Discretionary	0.5%
Consumer Staples	0.4%
Energy	0.4%
Financials	0.6%
Health Care	0.5%
Industrials	0.4%
Information Technology	0.7%
Materials	0.1%
Telecommunication Services	0.1%
Utilities	0.1%
Other[1]	96.2%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRAPRO S&P500® 127

Shares		Value
	Common Stocks (a) — 46.0%
	Consumer Discretionary — 9.6%
21,711	Amazon.com, Inc.*	$8,545,884
10,348	Bed Bath & Beyond, Inc.*	807,454
4,820	Charter Communications, Inc., Class A*	651,182
101,386	Comcast Corp., Class A	5,056,120
26,088	DIRECTV*	1,724,678
6,996	Discovery Communications, Inc., Class A*	610,541
10,597	Dollar Tree, Inc.*	589,723
5,854	Expedia, Inc.	372,841
2,683	Fossil Group, Inc.*	341,465
9,281	Garmin Ltd.	450,685
10,610	Liberty Global PLC, Class A*	910,444
23,356	Liberty Interactive Corp., Class A*	655,837
5,257	Liberty Media Corp.*	806,739
14,994	Marriott International, Inc., Class A	705,018
16,373	Mattel, Inc.	757,579
2,800	Netflix, Inc.*	1,024,240
2	News Corp., Class A*	36
5,158	O'Reilly Automotive, Inc.*	644,544
2,447	priceline.com, Inc.*	2,917,632
10,391	Ross Stores, Inc.	794,496
5,059	Sears Holdings Corp.*	321,398
295,056	Sirius XM Holdings, Inc.	1,112,361
31,386	Staples, Inc.	487,425
35,706	Starbucks Corp.	2,908,611
5,771	Tesla Motors, Inc.*	734,533
72,127	Twenty-First Century Fox, Inc., Class A	2,415,533
20,232	Viacom, Inc., Class B	1,621,999
4,804	Wynn Resorts Ltd.	796,839
		38,765,837
	Consumer Staples — 2.2%
20,751	Costco Wholesale Corp.	2,602,798
7,163	Green Mountain Coffee Roasters, Inc.*	482,643
28,300	Kraft Foods Group, Inc.	1,503,296
84,615	Mondelez International, Inc., Class A	2,837,141
7,955	Monster Beverage Corp.*	470,777
17,701	Whole Foods Market, Inc.	1,001,876
		8,898,531
	Health Care — 6.3%
9,293	Alexion Pharmaceuticals, Inc.*	1,156,978
35,799	Amgen, Inc.	4,083,950
11,294	Biogen Idec, Inc.*	3,286,215
9,795	Catamaran Corp.*	446,946
19,543	Celgene Corp.*	3,161,471
16,304	Cerner Corp.*	936,991
6,761	DENTSPLY International, Inc.	321,553
38,690	Express Scripts Holding Co.*	2,605,772
Shares		Value
	Common Stocks (a) (continued)
72,733	Gilead Sciences, Inc.*	$5,441,156
4,110	Henry Schein, Inc.*	468,540
1,887	Intuitive Surgical, Inc.*	711,210
18,143	Mylan, Inc.*	800,651
4,596	Regeneron Pharmaceuticals, Inc.*	1,350,581
11,063	Vertex Pharmaceuticals, Inc.*	767,993
		25,540,007
	Industrials — 0.9%
7,572	C.H. Robinson Worldwide, Inc.	443,946
9,808	Expeditors International of Washington, Inc.	426,059
14,107	Fastenal Co.	656,399
16,820	PACCAR, Inc.	963,954
4,081	Stericycle, Inc.*	479,436
7,979	Verisk Analytics, Inc., Class A*	519,513
		3,489,307
	Information Technology — 26.1%
33,039	Activision Blizzard, Inc.	568,601
23,867	Adobe Systems, Inc.*	1,355,168
8,466	Akamai Technologies, Inc.*	378,600
15,181	Altera Corp.	489,587
14,764	Analog Devices, Inc.	711,920
43,171	Apple, Inc.	24,006,098
57,157	Applied Materials, Inc.	988,816
10,573	Autodesk, Inc.*	478,428
22,943	Automatic Data Processing, Inc.	1,835,899
11,733	Avago Technologies Ltd.	524,817
13,054	Baidu, Inc. (ADR)*	2,174,405
25,137	Broadcom Corp., Class A	670,907
21,651	CA, Inc.	714,483
9,334	Check Point Software Technologies Ltd.*	577,401
253,956	Cisco Systems, Inc.	5,396,565
8,904	Citrix Systems, Inc.*	528,185
14,321	Cognizant Technology Solutions Corp., Class A*	1,344,599
61,515	eBay, Inc.*	3,107,738
2,348	Equinix, Inc.*	377,324
3,721	F5 Networks, Inc.*	306,089
86,366	Facebook, Inc., Class A*	4,060,066
6,182	Fiserv, Inc.*	679,340
13,017	Google, Inc., Class A*	13,792,683
236,738	Intel Corp.	5,643,834
14,110	Intuit, Inc.	1,047,385
7,875	KLA-Tencor Corp.	502,976
11,081	Linear Technology Corp.	471,497
13,537	Maxim Integrated Products, Inc.	385,534
9,376	Microchip Technology, Inc.	405,887
49,347	Micron Technology, Inc.*	1,041,222
395,829	Microsoft Corp.	15,092,960
16,161	NetApp, Inc.	666,641

See accompanying notes to the financial statements.

128 :: TQQQ ULTRAPRO QQQ® :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) (continued)
14,746	Nuance Communications, Inc.*	$199,366
27,494	NVIDIA Corp.	428,906
17,370	Paychex, Inc.	759,590
81,515	QUALCOMM, Inc.	5,997,874
11,423	SanDisk Corp.	778,477
16,955	Seagate Technology PLC	831,473
33,235	Symantec Corp.	747,455
52,326	Texas Instruments, Inc.	2,250,018
11,262	Western Digital Corp.	845,101
12,654	Xilinx, Inc.	562,217
48,484	Yahoo!, Inc.*	1,792,938
		105,519,070
	Materials — 0.1%
5,714	Sigma-Aldrich Corp.	492,775
	Telecommunication Services — 0.8%
6,072	SBA Communications Corp., Class A*	517,152
78,505	VimpelCom Ltd. (ADR)	964,042
47,865	Vodafone Group PLC (ADR)	1,775,313
		3,256,507
	Total Common Stocks (Cost $183,076,713)	185,962,034
Principal Amount
	U.S. Government & Agency Security (a) — 7.6%
	Federal Home Loan Bank
$30,821,847	0.00%, due 12/02/13	30,821,847
	Total U.S. Government & Agency Security (Cost $30,821,847)	30,821,847
Principal Amount		Value
	Repurchase Agreements (a)(b) — 19.3%
$78,031,342	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $78,031,728	$78,031,342
	Total Repurchase Agreements (Cost $78,031,342)	78,031,342
	Total Investment Securities (Cost $291,929,902) — 72.9%	294,815,223
	Other assets less liabilities — 27.1%	109,831,602
	Net Assets — 100.0%	$404,646,825

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $57,671,124.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR  American Depositary Receipt

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,497,754
Aggregate gross unrealized depreciation	(2,666,512)
Net unrealized appreciation	$2,831,242
Federal income tax cost of investments	$291,983,981

Futures Contracts Purchased

UltraPro QQQ® had the following open long futures contracts as of November 30, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	553	12/20/13	$38,593,870	$1,275,724

Cash collateral in the amount of $1,846,515 was pledged to cover margin requirements for open futures contracts as of November 30, 2013.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRAPRO QQQ® 129

Swap Agreements ‡

UltraPro QQQ® had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100 Index®	01/06/14	$353,209,941	$20,052,470
Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100 Index®	11/06/14	5,588,935	30,247,002
Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100 Index®	12/06/13	3,464,661	106,465
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index®	12/06/13	2,409,581	73,770
Equity Index Swap Agreement with Merrill Lynch International, based on the NASDAQ-100 Index®	12/06/13	64,448,377	2,188,655
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the NASDAQ-100 Index®	11/06/15	19,292,521	369,364
Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100 Index®	11/06/15	188,962,111	5,786,226
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index®	12/06/13	2,572,839	1,465
Swap Agreement with Deutsche Bank AG, based on the PowerShares QQQ TrustSM, Series 1	03/06/14	84,919,148	19,674,106
Swap Agreement with Goldman Sachs International, based on the PowerShares QQQ TrustSM, Series 1	11/06/14	144,013,541	32,098,412
Swap Agreement with Morgan Stanley & Co. International PLC, based on the PowerShares QQQ TrustSM, Series 1	11/06/14	120,557,792	20,413,515
			$131,011,450

‡  Total return based on the underlying index less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.46%.

See accompanying notes to the financial statements.

130 :: TQQQ ULTRAPRO QQQ® :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) — 78.1%
	Consumer Discretionary — 10.2%
28,990	Home Depot, Inc. (The)	$2,338,623
28,990	McDonald's Corp.	2,822,756
28,990	NIKE, Inc., Class B	2,294,269
28,990	Walt Disney Co. (The)	2,044,955
		9,500,603
	Consumer Staples — 6.4%
28,990	Coca-Cola Co. (The)	1,165,108
28,990	Procter & Gamble Co. (The)	2,441,538
28,990	Wal-Mart Stores, Inc.	2,348,480
		5,955,126
	Energy — 6.7%
28,990	Chevron Corp.	3,549,536
28,990	Exxon Mobil Corp.	2,709,985
		6,259,521
	Financials — 12.6%
28,990	American Express Co.	2,487,342
28,990	Goldman Sachs Group, Inc. (The)	4,897,570
28,990	JPMorgan Chase & Co.	1,658,808
28,990	Travelers Cos., Inc. (The)	2,630,553
		11,674,273
	Health Care — 7.8%
28,990	Johnson & Johnson	2,744,193
28,990	Merck & Co., Inc.	1,444,572
28,990	Pfizer, Inc.	919,853
28,990	UnitedHealth Group, Inc.	2,159,175
		7,267,793
	Industrials — 15.3%
28,990	3M Co.	3,870,455
28,990	Boeing Co. (The)	3,891,908
28,990	Caterpillar, Inc.	2,452,554
28,990	General Electric Co.	772,873
28,990	United Technologies Corp.	3,213,831
		14,201,621
	Information Technology — 14.5%
28,990	Cisco Systems, Inc.	616,037
28,990	Intel Corp.	691,122
28,990	International Business Machines Corp.	5,208,923
28,990	Microsoft Corp.	1,105,389
28,990	Visa, Inc., Class A	5,898,305
		13,519,776
	Materials — 1.9%
28,990	E.I. du Pont de Nemours & Co.	1,779,406
Shares		Value
	Common Stocks (a) (continued)
	Telecommunication Services — 2.7%
28,990	AT&T, Inc.	$1,020,738
28,990	Verizon Communications, Inc.	1,438,484
		2,459,222
	Total Common Stocks (Cost $68,502,062)	72,617,341
Principal Amount
	U.S. Government & Agency Security (a) — 4.4%
	Federal Home Loan Bank
$4,123,845	0.00%, due 12/02/13	4,123,845
	Total U.S. Government & Agency Security (Cost $4,123,845)	4,123,845
	Repurchase Agreements (a)(b) — 9.6%
8,887,021	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $8,887,066	8,887,021
	Total Repurchase Agreements (Cost $8,887,021)	8,887,021
	Total Investment Securities (Cost $81,512,928) — 92.1%	85,628,207
	Other assets less liabilities — 7.9%	7,388,766
	Net Assets — 100.0%	$93,016,973

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $40,405,157.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,517,944
Aggregate gross unrealized depreciation	(418,263)
Net unrealized appreciation	$4,099,681
Federal income tax cost of investments	$81,528,526

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRAPRO DOW30SM 131

Futures Contracts Purchased

UltraPro Dow30SM had the following open long futures contracts as of November 30, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Futures Contracts	204	12/20/13	$16,388,340	$290,137

Cash collateral in the amount of $704,550 was pledged to cover margin requirements for open futures contracts as of November 30, 2013.

Swap Agreements ‡

UltraPro Dow30SM had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	12/06/13	$21,102,394	$438,752
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	03/06/14	2,428,163	1,446,118
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	12/06/13	1,482,572	26,593
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	12/06/13	5,566,992	109,999
Equity Index Swap Agreement with Merill Lynch International, based on the Dow Jones Industrial AverageSM Index	12/06/13	27,228,855	632,954
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones Industrial AverageSM Index	11/06/15	3,340,440	78,250
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	11/06/15	27,391,247	637,549
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial AverageSM Index	12/06/13	2,441,804	37,539
Swap Agreement with Deutsche Bank AG, based on the SPDR® Dow Jones Industrial AverageSM ETF Trust	12/06/13	31,927,924	750,550
Swap Agreement with Morgan Stanley & Co. International PLC, based on the SPDR® Dow Jones Industrial AverageSM ETF Trust	11/06/15	67,139,981	1,568,692
			$5,726,996

‡  Total return based on the underlying index less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.44%.

See accompanying notes to the financial statements.

132 :: UDOW ULTRAPRO DOW30SM :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 64.8%
1,399	3D Systems Corp.* (Information Technology)	0.3%	$105,149
1,079	Advance Auto Parts, Inc. (Consumer Discretionary)	0.3%	108,990
783	Affiliated Managers Group, Inc.* (Financials)	0.5%	156,796
249	Alleghany Corp.* (Financials)	0.3%	98,131
722	Alliance Data Systems Corp.* (Information Technology)	0.5%	174,912
1,369	ANSYS, Inc.* (Information Technology)	0.3%	117,282
1,891	Arthur J. Gallagher & Co. (Financials)	0.3%	88,007
1,065	Ashland, Inc. (Materials)	0.3%	97,000
1,459	B/E Aerospace, Inc.* (Industrials)	0.4%	126,933
2,052	Church & Dwight Co., Inc. (Consumer Staples)	0.4%	133,893
1,281	Cimarex Energy Co. (Energy)	0.3%	121,157
725	Cooper Cos., Inc. (The) (Health Care)	0.3%	95,511
1,779	Cree, Inc.* (Information Technology)	0.3%	99,268
1,691	Endo Health Solutions, Inc.* (Health Care)	0.3%	113,618
922	Energizer Holdings, Inc. (Consumer Staples)	0.3%	101,743
731	Equinix, Inc.* (Information Technology)	0.3%	117,472
720	Everest Re Group Ltd. (Financials)	0.3%	112,918
973	Federal Realty Investment Trust (REIT) (Financials)	0.3%	100,725
3,623	Fidelity National Financial, Inc., Class A (Financials)	0.3%	105,321
2,458	Fortune Brands Home & Security, Inc. (Industrials)	0.3%	107,169
1,380	Gartner, Inc.* (Information Technology)	0.3%	89,217
1,942	Green Mountain Coffee Roasters, Inc.* (Consumer Staples)	0.4%	130,852
1,466	Hanesbrands, Inc. (Consumer Discretionary)	0.3%	102,767
1,281	Henry Schein, Inc.* (Health Care)	0.4%	146,034
2,960	HollyFrontier Corp. (Energy)	0.4%	142,021
4,005	Hologic, Inc.* (Health Care)	0.3%	89,672
1,352	J.B. Hunt Transport Services, Inc. (Industrials)	0.3%	101,657
1,751	Jarden Corp.* (Consumer Discretionary)	0.3%	98,476
4,445	LKQ Corp.* (Consumer Discretionary)	0.4%	147,352
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
1,159	Manpowergroup, Inc. (Industrials)	0.3%	$92,639
443	Mettler-Toledo International, Inc.* (Health Care)	0.3%	109,231
902	Mohawk Industries, Inc.* (Consumer Discretionary)	0.4%	126,298
6,529	New York Community Bancorp, Inc. (Financials)	0.3%	107,859
1,602	Oceaneering International, Inc. (Energy)	0.4%	123,658
2,937	OGE Energy Corp. (Utilities)	0.3%	101,092
1,456	Packaging Corp. of America (Materials)	0.3%	89,195
948	Polaris Industries, Inc. (Consumer Discretionary)	0.4%	126,530
2,905	Realty Income Corp. (REIT) (Financials)	0.3%	110,710
2,104	ResMed, Inc. (Health Care)	0.3%	102,696
1,066	Rock-Tenn Co., Class A (Materials)	0.3%	100,652
1,193	Signet Jewelers Ltd. (Consumer Discretionary)	0.3%	91,670
1,362	SL Green Realty Corp. (REIT) (Financials)	0.4%	123,220
953	Towers Watson & Co., Class A (Industrials)	0.3%	107,308
2,068	Tractor Supply Co. (Consumer Discretionary)	0.4%	151,398
3,802	Trimble Navigation Ltd.* (Information Technology)	0.3%	121,284
1,187	Under Armour, Inc., Class A* (Consumer Discretionary)	0.3%	95,791
1,381	United Rentals, Inc.* (Industrials)	0.3%	94,916
1,323	Universal Health Services, Inc., Class B (Health Care)	0.3%	109,055
1,426	Wabtec Corp. (Industrials)	0.3%	98,394
490,488	Other Common Stocks	48.6%	16,668,591
	Total Common Stocks (Cost $22,064,642)		22,182,230
Principal Amount
	U.S. Government & Agency Security (a) — 0.9%
	Federal Home Loan Bank
$319,925	0.00%, due 12/02/13		319,925
	Total U.S. Government & Agency Security (Cost $319,925)		319,925

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRAPRO MIDCAP400 133

Principal Amount		Value
	Repurchase Agreements (a)(b) — 19.6%
$6,721,530	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $6,721,560	$6,721,530
	Total Repurchase Agreements (Cost $6,721,530)	6,721,530
	Total Investment Securities (Cost $29,106,097 — 85.3%	29,223,685
	Other assets less liabilities — 14.7%	5,053,298
	Net Assets — 100.0%	$34,276,983

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $7,899,857.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$665,338
Aggregate gross unrealized depreciation	(557,152)
Net unrealized appreciation	$108,186
Federal income tax cost of investments	$29,115,499

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of November 30, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	26	12/20/13	$3,388,840	$79,913

Cash collateral in the amount of $197,123 was pledged to cover margin requirements for open futures contracts as of November 30, 2013.

Swap Agreements ‡

UltraPro MidCap400 had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the S&P MidCap 400® Index	01/06/14	$19,547,989	$1,379,570
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400® Index	11/06/15	584,133	6,716
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400® Index	12/06/13	874,396	10,114
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400® Index	12/06/13	13,615,102	97,400
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the S&P MidCap 400® Index	11/06/15	1,409,336	17,069
Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400® Index	01/06/14	5,963,050	2,413,778
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400® Index	01/06/14	882,262	492,066
Swap Agreement with Deutsche Bank AG, based on the SPDR® S&P MidCap 400® ETF Trust	12/06/13	31,991,643	358,664
Swap Agreement with Goldman Sachs International, based on the SPDR® S&P MidCap 400® ETF Trust	12/06/13	2,396,306	26,576
			$4,801,953

‡  Total return based on the underlying index less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.27%.

See accompanying notes to the financial statements.

134 :: UMDD ULTRAPRO MIDCAP400 :: NOVEMBER 30, 2013 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

UltraPro MidCap400 invested, as a percentage of net assets, in the following industries, as of November 30, 2013:

Consumer Discretionary	9.3%
Consumer Staples	2.4%
Energy	3.7%
Financials	14.6%
Health Care	5.9%
Industrials	10.7%
Information Technology	10.3%
Materials	4.5%
Telecommunication Services	0.3%
Utilities	3.1%
Other[1]	35.2%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRAPRO MIDCAP400 135

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 26.8%
1,386	Acuity Brands, Inc. (Industrials)	0.1%	$142,107
2,366	Align Technology, Inc.* (Health Care)	0.1%	129,278
1,880	Alnylam Pharmaceuticals, Inc.* (Health Care)	0.1%	115,056
3,032	Aspen Technology, Inc.* (Information Technology)	0.1%	119,855
1,189	athenahealth, Inc.* (Health Care)	0.1%	155,961
2,258	Axiall Corp. (Materials)	0.0%	102,287
1,425	Belden, Inc. (Information Technology)	0.0%	99,778
2,927	Brunswick Corp. (Consumer Discretionary)	0.1%	133,764
1,761	Centene Corp.* (Health Care)	0.0%	105,185
2,171	Cepheid, Inc.* (Health Care)	0.0%	98,607
7,188	CNO Financial Group, Inc. (Financials)	0.1%	121,621
1,504	CommVault Systems, Inc.* (Information Technology)	0.1%	112,574
923	CoStar Group, Inc.* (Information Technology)	0.1%	171,900
1,557	EnerSys, Inc. (Industrials)	0.1%	111,092
1,351	FEI Co. (Information Technology)	0.1%	123,009
3,881	Fifth & Pacific Cos., Inc.* (Consumer Discretionary)	0.1%	126,753
1,582	Financial Engines, Inc. (Financials)	0.1%	107,181
5,362	FirstMerit Corp. (Financials)	0.1%	123,112
1,243	Hain Celestial Group, Inc. (The)* (Consumer Staples)	0.0%	102,784
2,822	HealthSouth Corp. (Health Care)	0.0%	100,999
2,146	HEICO Corp. (Industrials)	0.1%	122,494
2,907	Highwoods Properties, Inc. (REIT) (Financials)	0.0%	104,419
3,634	Isis Pharmaceuticals, Inc.* (Health Care)	0.1%	140,854
3,364	LaSalle Hotel Properties (REIT) (Financials)	0.0%	105,360
2,210	MAXIMUS, Inc. (Information Technology)	0.0%	100,555
860	Medidata Solutions, Inc.* (Health Care)	0.0%	102,263
608	Middleby Corp. (The)* (Industrials)	0.1%	134,271
1,466	Moog, Inc., Class A* (Industrials)	0.0%	100,670
3,215	PolyOne Corp. (Materials)	0.0%	104,359
9,007	Prospect Capital Corp. (Financials)	0.0%	102,770
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
1,950	Prosperity Bancshares, Inc. (Financials)	0.1%	$125,054
3,870	PTC, Inc.* (Information Technology)	0.1%	125,930
1,679	Questcor Pharmaceuticals, Inc. (Health Care)	0.0%	97,399
23,625	Rite Aid Corp.* (Consumer Staples)	0.1%	139,860
1,977	Rosetta Resources, Inc.* (Energy)	0.0%	99,977
2,209	Sotheby's (Consumer Discretionary)	0.1%	113,233
8,621	SunEdison, Inc.* (Information Technology)	0.1%	109,573
2,222	Team Health Holdings, Inc.* (Health Care)	0.0%	103,834
1,209	Teledyne Technologies, Inc.* (Industrials)	0.1%	112,111
1,968	Tenneco, Inc.* (Consumer Discretionary)	0.1%	112,963
1,019	Tyler Technologies, Inc.* (Information Technology)	0.0%	104,560
894	Ultimate Software Group, Inc. (The)* (Information Technology)	0.1%	140,081
1,596	United Natural Foods, Inc.* (Consumer Staples)	0.1%	109,885
6,213	US Airways Group, Inc.* (Industrials)	0.1%	145,881
2,113	ViroPharma, Inc.* (Health Care)	0.0%	104,615
1,406	WellCare Health Plans, Inc.* (Health Care)	0.0%	104,466
2,238	West Pharmaceutical Services, Inc. (Health Care)	0.1%	111,721
1,255	WEX, Inc.* (Information Technology)	0.1%	124,571
3,247	Wolverine World Wide, Inc. (Consumer Discretionary)	0.0%	106,859
2,519,591	Other Common Stocks	23.9%	47,189,174
	Total Common Stocks (Cost $52,633,299)		52,902,665
	Investment Companies (a) — 0.0% ‡
277	Firsthand Technology Value Fund, Inc.*	0.0%	5,858
390	Stellus Capital Investment Corp.	0.0%	6,022
	Total Investment Companies (Cost $12,342)		11,880

See accompanying notes to the financial statements.

136 :: URTY ULTRAPRO RUSSELL2000 :: NOVEMBER 30, 2013 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

No. of Rights		Percentage of Net Assets	Value
	Rights — 0.0% ‡
363	Omthera Pharmaceuticals, Inc., at $4.70*^	0.0%	$—
379	Peapack Gladstone Financial Corp., expiring 12/09/13 at $17.00*^	0.0%	137
	Total Rights (Cost $—)		137
No. of Warrants
	Warrants — 0.0% ‡
999	Magnum Hunter Resources Corp., expiring 04/15/16 at $8.50*^	0.0%	—
3	Tejon Ranch Co., expiring 08/31/16 at $40.00*	0.0%	17
	Total Warrants (Cost $—)		17
Principal Amount
	U.S. Government & Agency Security (a) — 19.0%
	Federal Home Loan Bank
$37,590,604	0.00%, due 12/02/13		37,590,604
	Total U.S. Government & Agency Security (Cost $37,590,604)		37,590,604
Principal Amount		Value
	Repurchase Agreements (a)(b) — 37.7%
$74,469,747	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $74,470,124	$74,469,747
	Total Repurchase Agreements (Cost $74,469,747)	74,469,747
	Total Investment Securities (Cost $164,705,992) — 83.5%	164,975,050
	Other assets less liabilities — 16.5%	32,569,225
	Net Assets — 100.0%	$197,544,275

*  Non-income producing security.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees. At November 30, 2013, the value of these securities amounted to $610 or 0.00% of net assets.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $13,995,584.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,337,655
Aggregate gross unrealized depreciation	(1,093,389)
Net unrealized appreciation	$244,266
Federal income tax cost of investments	$164,730,784

Futures Contracts Purchased

UltraPro Russell2000 had the following open long futures contracts as of November 30, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	105	12/20/13	$11,981,550	$425,192

Cash collateral in the amount of $659,640 was pledged to cover margin requirements for open futures contracts as of November 30, 2013.

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRAPRO RUSSELL2000 137

Swap Agreements ‡

UltraPro Russell2000 had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	12/06/13	$187,566,679	$7,440,853
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	03/06/14	5,897,054	5,366,511
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	12/06/13	4,911,269	207,469
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000® Index	03/06/14	20,318,849	3,934,072
Equity Index Swap Agreement with Merrill Lynch International, based on the Russell 2000® Index	01/06/14	26,654,256	1,124,810
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell 2000® Index	11/06/15	46,799,966	1,586,817
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	11/06/15	23,421,289	925,832
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	12/06/13	24,315,519	672,034
Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 2000 Index Fund	03/06/14	33,326,898	1,311,836
Swap Agreement with Goldman Sachs International, based on the iShares® Russell 2000 Index Fund	03/06/14	144,857,982	8,107,879
Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell 2000 Index Fund	03/06/14	9,685,167	5,385,004
			$36,063,117

‡  Total return based on the underlying index less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (0.15)%.

UltraPro Russell2000 invested, as a percentage of net assets, in the following industries, as of November 30, 2013:

Consumer Discretionary	3.7%
Consumer Staples	1.1%
Energy	1.5%
Financials	6.1%
Health Care	3.5%
Industrials	3.9%
Information Technology	4.7%
Materials	1.3%
Telecommunication Services	0.2%
Utilities	0.8%
Other[1]	73.2%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

138 :: URTY ULTRAPRO RUSSELL2000 :: NOVEMBER 30, 2013 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 53.6%
805	Abbott Laboratories (Health Care)	0.4%	$30,743
762	American International Group, Inc. (Financials)	0.4%	37,910
245	Anadarko Petroleum Corp. (Energy)	0.2%	21,761
202	Apache Corp. (Energy)	0.2%	18,481
118	Apple, Inc. (Information Technology)	0.7%	65,616
2,778	AT&T, Inc. (Telecommunication Services)	1.1%	97,813
5,567	Bank of America Corp. (Financials)	1.0%	88,070
599	Bank of New York Mellon Corp. (The) (Financials)	0.2%	20,186
929	Berkshire Hathaway, Inc., Class B* (Financials)	1.1%	108,256
302	Capital One Financial Corp. (Financials)	0.2%	21,632
278	Caterpillar, Inc. (Industrials)	0.3%	23,519
1,001	Chevron Corp. (Energy)	1.4%	122,562
2,760	Cisco Systems, Inc. (Information Technology)	0.7%	58,650
1,571	Citigroup, Inc. (Financials)	0.9%	83,137
631	ConocoPhillips (Energy)	0.5%	45,937
560	CVS Caremark Corp. (Consumer Staples)	0.4%	37,498
246	Danaher Corp. (Industrials)	0.2%	18,401
298	Dominion Resources, Inc. (Utilities)	0.2%	19,343
543	Dow Chemical Co. (The) (Materials)	0.2%	21,210
364	Duke Energy Corp. (Utilities)	0.3%	25,465
400	Eli Lilly & Co. (Health Care)	0.2%	20,088
2,296	Exxon Mobil Corp. (Energy)	2.4%	214,631
164	FedEx Corp. (Industrials)	0.3%	22,747
1,294	Ford Motor Co. (Consumer Discretionary)	0.3%	22,102
534	Freeport-McMoRan Copper & Gold, Inc. (Materials)	0.2%	18,524
5,340	General Electric Co. (Industrials)	1.6%	142,364
237	Goldman Sachs Group, Inc. (The) (Financials)	0.5%	40,039
1,004	Hewlett-Packard Co. (Information Technology)	0.3%	27,459
2,400	Intel Corp. (Information Technology)	0.6%	57,216
1,263	Johnson & Johnson (Health Care)	1.4%	119,556
1,952	JPMorgan Chase & Co. (Financials)	1.3%	111,693
525	Medtronic, Inc. (Health Care)	0.4%	30,093
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
1,559	Merck & Co., Inc. (Health Care)	0.9%	$77,685
462	MetLife, Inc. (Financials)	0.3%	24,112
922	Mondelez International, Inc., Class A (Consumer Staples)	0.4%	30,915
786	Morgan Stanley (Financials)	0.3%	24,602
219	NextEra Energy, Inc. (Utilities)	0.2%	18,525
416	Occidental Petroleum Corp. (Energy)	0.5%	39,503
3,454	Pfizer, Inc. (Health Care)	1.3%	109,595
320	Phillips 66 (Energy)	0.3%	22,275
273	PNC Financial Services Group, Inc. (The) (Financials)	0.2%	21,007
1,415	Procter & Gamble Co. (The) (Consumer Staples)	1.4%	119,171
185	Thermo Fisher Scientific, Inc. (Health Care)	0.2%	18,657
481	Time Warner, Inc. (Consumer Discretionary)	0.4%	31,607
955	U.S. Bancorp/MN (Financials)	0.4%	37,455
527	UnitedHealth Group, Inc. (Health Care)	0.5%	39,251
280	Wal-Mart Stores, Inc. (Consumer Staples)	0.3%	22,683
724	Walt Disney Co. (The) (Consumer Discretionary)	0.6%	51,071
2,493	Wells Fargo & Co. (Financials)	1.3%	109,742
57,473	Other Common Stocks	24.0%	2,108,830
	Total Common Stocks (Cost $3,848,913)		4,699,388
Principal Amount
	U.S. Government & Agency Security (a) — 13.8%
	Federal Home Loan Bank
$1,213,928	0.00%, due 12/02/13		1,213,928
	Total U.S. Government & Agency Security (Cost $1,213,928)		1,213,928
	Repurchase Agreements (a)(b) — 27.2%
2,385,169	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $2,385,180		2,385,169
	Total Repurchase Agreements (Cost $2,385,169)		2,385,169
	Total Investment Securities (Cost $7,448,010) — 94.6%		8,298,485
	Other assets less liabilities — 5.4%		477,309
	Net Assets — 100.0%		$8,775,794

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRA RUSSELL1000 VALUE 139

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $723,477.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$749,846
Aggregate gross unrealized depreciation	(46,963)
Net unrealized appreciation	$702,883
Federal income tax cost of investments	$7,595,602

Swap Agreements ‡

Ultra Russell1000 Value had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 1000® Value Index	11/06/15	$206,543	$3,039
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Value Index	12/06/13	5,867,889	102,461
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell 1000® Value Index	11/06/15	1,525,228	26,012
Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Value Index	03/06/14	2,462,800	230,210
Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Value Index	03/06/14	1,320,431	112,611
Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 1000 Value Index Fund	12/06/13	51,828	983
Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell 1000 Value Index Fund	11/06/15	1,418,401	26,785
			$502,101

‡  Total return based on the underlying index less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.25%.

Ultra Russell1000 Value invested, as a percentage of net assets, in the following industries, as of November 30, 2013:

Consumer Discretionary	3.5%
Consumer Staples	3.2%
Energy	8.0%
Financials	15.6%
Health Care	7.1%
Industrials	5.5%
Information Technology	4.7%
Materials	1.5%
Telecommunication Services	1.4%
Utilities	3.1%
Other[1]	46.4%
100.0%

See accompanying notes to the financial statements.

140 :: UVG ULTRA RUSSELL1000 VALUE :: NOVEMBER 30, 2013 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 41.3%
401	3M Co. (Industrials)	0.3%	$53,538
1,088	AbbVie, Inc. (Health Care)	0.3%	52,714
442	Accenture PLC, Class A (Information Technology)	0.2%	34,242
1,380	Altria Group, Inc. (Consumer Staples)	0.3%	51,032
253	Amazon.com, Inc.* (Consumer Discretionary)	0.6%	99,586
651	American Express Co. (Financials)	0.4%	55,856
515	Amgen, Inc. (Health Care)	0.4%	58,751
488	Apple, Inc. (Information Technology)	1.7%	271,361
163	Biogen Idec, Inc.* (Health Care)	0.3%	47,428
521	Boeing Co. (The) (Industrials)	0.4%	69,944
972	Bristol-Myers Squibb Co. (Health Care)	0.3%	49,941
287	Celgene Corp.* (Health Care)	0.3%	46,428
2,628	Coca-Cola Co. (The) (Consumer Staples)	0.7%	105,619
641	Colgate-Palmolive Co. (Consumer Staples)	0.3%	42,184
1,666	Comcast Corp., Class A (Consumer Discretionary)	0.5%	83,083
300	Costco Wholesale Corp. (Consumer Staples)	0.2%	37,629
632	E.I. du Pont de Nemours & Co. (Materials)	0.3%	38,792
892	eBay, Inc.* (Information Technology)	0.3%	45,064
491	Express Scripts Holding Co.* (Health Care)	0.2%	33,069
1,171	Facebook, Inc., Class A* (Information Technology)	0.4%	55,049
1,048	Gilead Sciences, Inc.* (Health Care)	0.5%	78,401
185	Google, Inc., Class A* (Information Technology)	1.3%	196,024
640	Halliburton Co. (Energy)	0.2%	33,715
1,004	Home Depot, Inc. (The) (Consumer Discretionary)	0.5%	80,993
541	Honeywell International, Inc. (Industrials)	0.3%	47,884
715	International Business Machines Corp. (Information Technology)	0.8%	128,471
748	Lowe's Cos., Inc. (Consumer Discretionary)	0.2%	35,515
80	MasterCard, Inc., Class A (Information Technology)	0.4%	60,865
689	McDonald's Corp. (Consumer Discretionary)	0.4%	67,088
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
5,738	Microsoft Corp. (Information Technology)	1.4%	$218,790
367	Monsanto Co. (Materials)	0.3%	41,592
487	NIKE, Inc., Class B (Consumer Discretionary)	0.3%	38,541
2,440	Oracle Corp. (Information Technology)	0.5%	86,108
1,063	PepsiCo, Inc. (Consumer Staples)	0.6%	89,781
1,124	Philip Morris International, Inc. (Consumer Staples)	0.6%	96,147
35	priceline.com, Inc.* (Consumer Discretionary)	0.3%	41,732
1,187	QUALCOMM, Inc. (Information Technology)	0.6%	87,339
913	Schlumberger Ltd. (Energy)	0.5%	80,727
514	Starbucks Corp. (Consumer Discretionary)	0.3%	41,870
762	Texas Instruments, Inc. (Information Technology)	0.2%	32,766
495	TJX Cos., Inc. (Consumer Discretionary)	0.2%	31,126
1,006	Twenty-First Century Fox, Inc., Class A (Consumer Discretionary)	0.2%	33,691
321	Union Pacific Corp. (Industrials)	0.3%	52,015
498	United Parcel Service, Inc., Class B (Industrials)	0.3%	50,985
592	United Technologies Corp. (Industrials)	0.4%	65,629
1,966	Verizon Communications, Inc. (Telecommunication Services)	0.6%	97,553
359	Visa, Inc., Class A (Information Technology)	0.5%	73,042
490	Walgreen Co. (Consumer Staples)	0.2%	29,008
734	Wal-Mart Stores, Inc. (Consumer Staples)	0.4%	59,461
54,213	Other Common Stocks	19.6%	3,069,287
	Total Common Stocks (Cost $5,106,039)		6,477,456
Principal Amount
	U.S. Government & Agency Security (a) — 19.6%
	Federal Home Loan Bank
$3,077,938	0.00%, due 12/02/13		3,077,938
	Total U.S. Government & Agency Security (Cost $3,077,938)		3,077,938

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRA RUSSELL1000 GROWTH 141

Principal Amount		Value
	Repurchase Agreements (a)(b) — 36.0%
$5,638,902	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $5,638,932	$5,638,902
	Total Repurchase Agreements (Cost $5,638,902)	5,638,902
	Total Investment Securities (Cost $13,822,879) — 96.9%	15,194,296
	Other assets less liabilities — 3.1%	481,423
	Net Assets — 100.0%	$15,675,719

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $1,227,733.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,275,933
Aggregate gross unrealized depreciation	(34,096)
Net unrealized appreciation	$1,241,837
Federal income tax cost of investments	$13,952,459

Swap Agreements ‡

Ultra Russell1000 Growth had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 1000® Growth Index	11/06/15	$372,950	$7,821
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Growth Index	12/06/13	8,485,618	171,079
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell 1000® Growth Index	11/06/15	6,351,124	124,827
Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Growth Index	11/06/15	6,386,183	132,391
Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Growth Index	12/06/13	2,411,725	49,883
Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 1000 Growth Index Fund	12/06/13	106,692	2,217
Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell 1000 Growth Index Fund	11/06/15	759,532	17,719
			$505,937

‡  Total return based on the underlying index less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.32%.

See accompanying notes to the financial statements.

142 :: UKF ULTRA RUSSELL1000 GROWTH :: NOVEMBER 30, 2013 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Ultra Russell1000 Growth invested, as a percentage of net assets, in the following industries, as of November 30, 2013:

Consumer Discretionary	8.3%
Consumer Staples	5.0%
Energy	1.9%
Financials	2.2%
Health Care	5.1%
Industrials	5.1%
Information Technology	11.0%
Materials	1.8%
Telecommunication Services	0.8%
Utilities	0.1%
Other[1]	58.7%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRA RUSSELL1000 GROWTH 143

Principal Amount		Value
	U.S. Government & Agency Security (a) — 34.4%
	Federal Home Loan Bank
$1,829,710	0.00%, due 12/02/13	$1,829,710
	Total U.S. Government & Agency Security (Cost $1,829,710)	1,829,710
	Repurchase Agreements (a)(b) — 62.6%
3,334,414	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $3,334,431	3,334,414
	Total Repurchase Agreements (Cost $3,334,414)	3,334,414
	Total Investment Securities (Cost $5,164,124) † — 97.0%	5,164,124
	Other assets less liabilities — 3.0%	161,790
	Net Assets — 100.0%	$5,325,914

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $246,821.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ‡

Ultra Russell MidCap Value had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell Midcap® Value Index	11/06/15	$195,588	$(16,698)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Value Index	12/06/13	509,657	213
Equity Index Swap Agreement with Merrill Lynch International, based on the Russell Midcap® Value Index	01/06/14	225,765	(87,569)
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell Midcap® Value Index	11/06/15	125,686	(14,133)
Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Value Index	11/06/14	2,736,641	284,683
Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Value Index	12/06/13	296,533	(3,586)
Swap Agreement with Deutsche Bank AG, based on the iShares® Russell Midcap Value Index Fund	12/06/13	4,119,855	19,522
Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell Midcap Value Index Fund	11/06/15	2,442,890	11,516
			$193,948

‡  Total return based on the underlying index less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.27%.

See accompanying notes to the financial statements.

144 :: UVU ULTRA RUSSELL MIDCAP VALUE :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 52.6%
320	Actavis PLC* (Health Care)	0.4%	$52,182
468	Alexion Pharmaceuticals, Inc.* (Health Care)	0.4%	58,266
554	AmerisourceBergen Corp. (Health Care)	0.3%	39,074
572	Aon PLC (Financials)	0.3%	46,698
85	AutoZone, Inc.*(Consumer Discretionary)	0.3%	39,236
524	Bed Bath & Beyond, Inc.* (Consumer Discretionary)	0.3%	40,888
1,011	Cabot Oil & Gas Corp. (Energy)	0.2%	34,829
711	Cerner Corp.* (Health Care)	0.3%	40,861
74	Chipotle Mexican Grill, Inc.* (Consumer Discretionary)	0.3%	38,766
674	Coach, Inc. (Consumer Discretionary)	0.3%	39,025
801	Crown Castle International Corp.* (Telecommunication Services)	0.4%	59,458
750	Delphi Automotive PLC (Consumer Discretionary)	0.3%	43,913
587	Discovery Communications, Inc., Class A* (Consumer Discretionary)	0.4%	51,228
785	Dollar General Corp.* (Consumer Discretionary)	0.3%	44,698
319	Fiserv, Inc.* (Information Technology)	0.3%	35,055
538	Harley-Davidson, Inc. (Consumer Discretionary)	0.3%	36,057
360	Hershey Co. (The) (Consumer Staples)	0.3%	34,880
511	Ingersoll-Rand PLC (Industrials)	0.3%	36,496
273	IntercontinentalExchange Group, Inc.* (Financials)	0.4%	58,228
918	International Paper Co. (Materials)	0.3%	42,825
712	Intuit, Inc. (Information Technology)	0.4%	52,852
1,248	Kroger Co. (The) (Consumer Staples)	0.4%	52,104
576	L Brands, Inc. (Consumer Discretionary)	0.3%	37,434
232	LinkedIn Corp., Class A* (Information Technology)	0.4%	51,975
906	Lorillard, Inc. (Consumer Staples)	0.3%	46,505
713	Macy's, Inc. (Consumer Discretionary)	0.3%	37,974
829	Mattel, Inc. (Consumer Discretionary)	0.3%	38,358
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
486	Mead Johnson Nutrition Co. (Consumer Staples)	0.3%	$41,072
483	Michael Kors Holdings Ltd.* (Consumer Discretionary)	0.3%	39,389
467	Moody's Corp. (Financials)	0.3%	34,852
549	Motorola Solutions, Inc. (Information Technology)	0.3%	36,168
914	Mylan, Inc.* (Health Care)	0.3%	40,335
816	NetApp, Inc. (Information Technology)	0.2%	33,660
121	Netflix, Inc.* (Consumer Discretionary)	0.3%	44,262
620	Omnicom Group, Inc. (Consumer Discretionary)	0.3%	44,299
226	Perrigo Co. (Health Care)	0.3%	35,231
242	Pioneer Natural Resources Co. (Energy)	0.3%	43,016
335	Rockwell Automation, Inc. (Industrials)	0.3%	38,049
527	Ross Stores, Inc. (Consumer Discretionary)	0.3%	40,294
848	Seadrill Ltd. (Energy)	0.3%	36,218
212	Sherwin-Williams Co. (The) (Materials)	0.3%	38,802
622	T. Rowe Price Group, Inc. (Financials)	0.3%	50,046
854	United Continental Holdings, Inc.* (Industrials)	0.1%	33,520
559	Vertex Pharmaceuticals, Inc.* (Health Care)	0.3%	38,806
210	VF Corp. (Consumer Discretionary)	0.3%	49,262
141	W.W. Grainger, Inc. (Industrials)	0.3%	36,367
1,397	Weyerhaeuser Co. (REIT) (Financials)	0.3%	42,092
890	Whole Foods Market, Inc. (Consumer Staples)	0.4%	50,374
1,199	Zoetis, Inc. (Health Care)	0.3%	37,349
106,143	Other Common Stocks	37.4%	5,111,255
	Total Common Stocks (Cost $5,854,552)		7,184,583
Principal Amount
	U.S. Government & Agency Security (a) — 14.2%
	Federal Home Loan Bank
$1,933,762	0.00%, due 12/02/13		1,933,762
	Total U.S. Government & Agency Security (Cost $1,933,762)		1,933,762

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRA RUSSELL MIDCAP GROWTH 145

Principal Amount		Value
	Repurchase Agreements (a)(b) — 26.9%
$3,670,936	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $3,670,956	$3,670,936
	Total Repurchase Agreements (Cost $3,670,936)	3,670,936
	Total Investment Securities (Cost $11,459,250) — 93.7%	12,789,281
	Other assets less liabilities — 6.3%	860,251
	Net Assets — 100.0%	$13,649,532

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $758,569.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,412,356
Aggregate gross unrealized depreciation	(93,267)
Net unrealized appreciation	$1,319,089
Federal income tax cost of investments	$11,470,192

Swap Agreements ‡

Ultra Russell MidCap Growth had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell Midcap® Growth Index	11/06/15	$39,368	$727
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Growth Index	12/06/13	10,096,648	173,660
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell Midcap® Growth Index	11/06/15	441,074	(1,120)
Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Growth Index	03/06/14	5,123,945	633,577
Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Growth Index	12/06/13	2,322,896	42,775
Swap Agreement with Deutsche Bank AG, based on the iShares® Russell Midcap Growth Index Fund	12/06/13	32,829	598
Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell Midcap Growth Index Fund	11/06/15	2,057,954	39,456
			$889,673

‡  Total return based on the underlying index less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.33%.

Ultra Russell MidCap Growth invested, as a percentage of net assets, in the following industries, as of November 30, 2013:

Consumer Discretionary	13.3%
Consumer Staples	4.3%
Energy	3.1%
Financials	4.5%
Health Care	6.9%
Industrials	7.8%
Information Technology	8.5%
Materials	3.0%
Telecommunication Services	0.8%
Utilities	0.4%
Other[1]	47.4%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

146 :: UKW ULTRA RUSSELL MIDCAP GROWTH :: NOVEMBER 30, 2013 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 54.4%
632	Actuant Corp., Class A (Industrials)	0.2%	$24,699
602	Axiall Corp. (Materials)	0.2%	27,271
821	BancorpSouth, Inc. (Financials)	0.1%	19,630
384	Black Hills Corp. (Utilities)	0.1%	19,304
312	Bristow Group, Inc. (Energy)	0.2%	25,022
681	Cathay General Bancorp (Financials)	0.1%	18,816
522	Cleco Corp. (Utilities)	0.2%	23,861
1,917	CNO Financial Group, Inc. (Financials)	0.3%	32,436
1,009	Commercial Metals Co. (Materials)	0.1%	19,595
1,150	CubeSmart (REIT) (Financials)	0.1%	18,653
404	Curtiss-Wright Corp. (Industrials)	0.2%	21,319
1,162	Dana Holding Corp. (Consumer Discretionary)	0.2%	23,565
2,509	DCT Industrial Trust, Inc. (REIT) (Financials)	0.1%	18,717
1,687	DiamondRock Hospitality Co. (REIT) (Financials)	0.1%	19,282
643	DigitalGlobe, Inc.* (Industrials)	0.2%	25,463
579	EMCOR Group, Inc. (Industrials)	0.2%	23,004
280	EnerSys, Inc. (Industrials)	0.2%	19,978
446	EPR Properties (REIT) (Financials)	0.2%	22,429
270	Esterline Technologies Corp.* (Industrials)	0.2%	23,765
1,035	Fifth & Pacific Cos., Inc.* (Consumer Discretionary)	0.3%	33,803
934	First American Financial Corp. (Financials)	0.2%	24,714
1,430	FirstMerit Corp. (Financials)	0.3%	32,833
733	Hancock Holding Co. (Financials)	0.2%	25,802
378	Harris Teeter Supermarkets, Inc. (Consumer Staples)	0.1%	18,666
914	Helix Energy Solutions Group, Inc.* (Energy)	0.2%	20,300
536	Highwoods Properties, Inc. (REIT) (Financials)	0.1%	19,253
434	IDACORP, Inc. (Utilities)	0.2%	22,429
897	LaSalle Hotel Properties (REIT) (Financials)	0.2%	28,094
1,215	Live Nation Entertainment, Inc.* (Consumer Discretionary)	0.2%	22,320
434	Men's Wearhouse, Inc. (The) (Consumer Discretionary)	0.2%	22,186
355	Moog, Inc., Class A* (Industrials)	0.2%	24,378
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
2,069	NorthStar Realty Finance Corp. (REIT) (Financials)	0.2%	$20,442
3,613	Office Depot, Inc.* (Consumer Discretionary)	0.1%	19,656
652	Piedmont Natural Gas Co., Inc. (Utilities)	0.2%	21,614
653	Portland General Electric Co. (Utilities)	0.1%	19,466
492	Primerica, Inc. (Financials)	0.2%	21,171
2,422	Prospect Capital Corp. (Financials)	0.2%	27,635
520	Prosperity Bancshares, Inc. (Financials)	0.3%	33,348
1,067	RLJ Lodging Trust (REIT) (Financials)	0.2%	25,757
432	Sensient Technologies Corp. (Materials)	0.2%	21,228
400	Southwest Gas Corp. (Utilities)	0.2%	21,224
550	Stifel Financial Corp.* (Financials)	0.2%	24,601
1,609	Susquehanna Bancshares, Inc. (Financials)	0.2%	20,257
222	Teledyne Technologies, Inc.* (Industrials)	0.2%	20,586
352	Texas Capital Bancshares, Inc.* (Financials)	0.2%	19,772
308	UMB Financial Corp. (Financials)	0.1%	19,749
1,003	US Airways Group, Inc.* (Industrials)	0.2%	23,550
779	Webster Financial Corp. (Financials)	0.2%	22,965
375	WellCare Health Plans, Inc.* (Health Care)	0.2%	27,863
362,028	Other Common Stocks	45.4%	5,735,664
	Total Common Stocks (Cost $6,250,094)		6,868,135
	Investment Companies (a) — 0.0% ‡
74	Firsthand Technology Value Fund, Inc.*	0.0%	1,565
104	Stellus Capital Investment Corp.	0.0%	1,606
	Total Investment Companies (Cost $3,079)		3,171
No. of Rights
	Rights — 0.0% ‡
78	Peapack Gladstone Financial Corp., expiring 12/09/13 at $17.00*^	0.0%	28
	Total Rights (Cost $—)		28

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRA RUSSELL2000 VALUE 147

No. of Warrants		Percentage of Net Assets	Value
	Warrants — 0.0% ‡
101	Magnum Hunter Resources Corp., expiring 04/15/16 at $8.50*^	0.0%	$—
	Total Warrant (Cost $—)		—
Principal Amount
	U.S. Government & Agency Security (a) — 13.7%
	Federal Home Loan Bank
$1,726,230	0.00%, due 12/02/13		1,726,230
	Total U.S. Government & Agency Security (Cost $1,726,230)		1,726,230
	Repurchase Agreements (a)(b) — 25.6%
3,230,576	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $3,230,592		3,230,576
	Total Repurchase Agreements (Cost $3,230,576)		3,230,576
	Total Investment Securities (Cost $11,209,979) — 93.7%		11,828,140
	Other assets less liabilities — 6.3%		797,093
	Net Assets — 100.0%		$12,625,233

*  Non-income producing security.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees. At November 30, 2013, the value of these securities amounted to $419 or 0.00% of net assets.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $722,886.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,193,445
Aggregate gross unrealized depreciation	(612,211)
Net unrealized appreciation	$581,234
Federal income tax cost of investments	$11,246,906

Swap Agreements ‡

Ultra Russell2000 Value had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Value Index	11/06/15	$231,466	$8,505
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Value Index	12/06/13	9,273,548	315,974
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell 2000® Value Index	11/06/15	5,080,182	179,440
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Value Index	11/06/14	1,906,161	264,232
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Value Index	12/06/13	1,725,419	62,735
Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 2000 Value Index Fund	12/06/13	110,399	3,822
Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell 2000 Value Index Fund	11/06/15	51,017	1,768
			$836,476

‡  Total return based on the underlying index less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (0.06)%.

See accompanying notes to the financial statements.

148 :: UVT ULTRA RUSSELL2000 VALUE :: NOVEMBER 30, 2013 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Ultra Russell2000 Value invested, as a percentage of net assets, in the following industries, as of November 30, 2013:

Consumer Discretionary	5.8%
Consumer Staples	1.5%
Energy	4.1%
Financials	21.2%
Health Care	2.6%
Industrials	7.5%
Information Technology	5.7%
Materials	2.5%
Telecommunication Services	0.3%
Utilities	3.2%
Other[1]	45.6%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRA RUSSELL2000 VALUE 149

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 33.3%
243	Acuity Brands, Inc. (Industrials)	0.2%	$24,915
415	Align Technology, Inc.* (Health Care)	0.2%	22,676
311	Alnylam Pharmaceuticals, Inc.* (Health Care)	0.1%	19,033
501	Aspen Technology, Inc.* (Information Technology)	0.2%	19,805
209	athenahealth, Inc.* (Health Care)	0.2%	27,414
222	Belden, Inc. (Information Technology)	0.1%	15,544
486	Brunswick Corp. (Consumer Discretionary)	0.2%	22,210
106	Buffalo Wild Wings, Inc.* (Consumer Discretionary)	0.1%	15,925
217	Casey's General Stores, Inc. (Consumer Staples)	0.1%	16,149
309	Centene Corp.* (Health Care)	0.1%	18,457
381	Cepheid, Inc.* (Health Care)	0.1%	17,305
172	Chart Industries, Inc.* (Industrials)	0.1%	16,736
282	CLARCOR, Inc. (Industrials)	0.1%	17,069
494	Cognex Corp. (Information Technology)	0.1%	16,277
264	CommVault Systems, Inc.* (Information Technology)	0.2%	19,760
162	CoStar Group, Inc.* (Information Technology)	0.2%	30,171
237	FEI Co. (Information Technology)	0.2%	21,579
277	Financial Engines, Inc. (Financials)	0.1%	18,767
293	Generac Holdings, Inc. (Industrials)	0.1%	15,605
218	Hain Celestial Group, Inc. (The)* (Consumer Staples)	0.1%	18,026
377	HEICO Corp. (Industrials)	0.2%	21,519
637	Isis Pharmaceuticals, Inc.* (Health Care)	0.2%	24,690
1,507	Kodiak Oil & Gas Corp.* (Energy)	0.1%	17,089
156	Lumber Liquidators Holdings, Inc.* (Consumer Discretionary)	0.1%	15,708
212	MarketAxess Holdings, Inc. (Financials)	0.1%	14,918
388	MAXIMUS, Inc. (Information Technology)	0.1%	17,654
150	Medidata Solutions, Inc.* (Health Care)	0.1%	17,836
107	Middleby Corp. (The)* (Industrials)	0.2%	23,630
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
564	PolyOne Corp. (Materials)	0.1%	$18,307
288	Portfolio Recovery Associates, Inc.* (Financials)	0.1%	16,819
679	PTC, Inc.* (Information Technology)	0.2%	22,095
295	Questcor Pharmaceuticals, Inc. (Health Care)	0.1%	17,113
347	Rosetta Resources, Inc.* (Energy)	0.1%	17,548
387	Sotheby's (Consumer Discretionary)	0.2%	19,838
342	Spirit Airlines, Inc.* (Industrials)	0.1%	15,688
335	STERIS Corp. (Health Care)	0.1%	15,457
1,513	SunEdison, Inc.* (Information Technology)	0.1%	19,230
187	Targa Resources Corp. (Energy)	0.1%	15,164
390	Team Health Holdings, Inc.* (Health Care)	0.1%	18,225
346	Tenneco, Inc.* (Consumer Discretionary)	0.2%	19,860
179	Tyler Technologies, Inc.* (Information Technology)	0.1%	18,367
156	Ultimate Software Group, Inc. (The)* (Information Technology)	0.2%	24,444
280	United Natural Foods, Inc.* (Consumer Staples)	0.1%	19,278
204	Vail Resorts, Inc. (Consumer Discretionary)	0.1%	15,461
371	ViroPharma, Inc.* (Health Care)	0.1%	18,368
393	West Pharmaceutical Services, Inc. (Health Care)	0.1%	19,619
220	WEX, Inc.* (Information Technology)	0.2%	21,837
570	Wolverine World Wide, Inc. (Consumer Discretionary)	0.1%	18,759
390	Woodward, Inc. (Industrials)	0.1%	16,731
183,781	Other Common Stocks	26.8%	3,828,201
	Total Common Stocks (Cost $4,919,096)		4,762,876
No. of Rights
	Rights — 0.0% ‡
81	Omthera Pharmaceuticals, Inc., at $4.70*^	0.0%	—
	Total Rights (Cost $—)		—

See accompanying notes to the financial statements.

150 :: UKK ULTRA RUSSELL2000 GROWTH :: NOVEMBER 30, 2013 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

No. of Warrants		Percentage of Net Assets	Value
	Warrants — 0.0% ‡
73	Magnum Hunter Resources Corp., expiring 04/15/16 at $8.50*^	0.0%	$—
1	Tejon Ranch Co., expiring 08/31/16 at $40.00*	0.0%	6
	Total Warrants (Cost $—)		6
Principal Amount
	U.S. Government & Agency Securities (a) — 25.1%
	Federal Home Loan Bank
$1,594,055	0.00%, due 12/02/13		1,594,055
	U.S. Treasury Bill
2,000,000	0.00%, due 03/13/14		1,999,833
	Total U.S. Government & Agency Securities (Cost $3,593,888)		3,593,888
	Repurchase Agreements (a)(b) — 22.1%
3,163,003	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $3,163,020		3,163,003
	Total Repurchase Agreements (Cost $3,163,003)		3,163,003
	Total Investment Securities (Cost $11,675,987) — 80.5%		11,519,773
	Other assets less liabilities — 19.5%		2,790,802
	Net Assets — 100.0%		$14,310,575

*  Non-income producing security.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees. At November 30, 2013, the value of these securities amounted to $— or 0.00% of net assets.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $675,077.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$170,163
Aggregate gross unrealized depreciation	(398,802)
Net unrealized depreciation	$(228,639)
Federal income tax cost of investments	$11,748,412

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRA RUSSELL2000 GROWTH 151

Swap Agreements ‡

Ultra Russell2000 Growth had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Growth Index	11/06/15	$116,956	$4,991
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Growth Index	12/06/13	3,205,103	—
Equity Index Swap Agreement with Merrill Lynch International, based on the Russell 2000® Growth Index	01/06/14	17,529,618	—
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell 2000® Growth Index	11/06/15	218,738	9,297
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Growth Index	11/06/14	2,062,645	1,008,432
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Growth Index	12/06/13	318,504	14,629
Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 2000 Growth Index Fund	12/06/13	76,174	3,297
Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell 2000 Growth Index Fund	01/06/14	334,719	—
			$1,040,646

‡  Total return based on the underlying index less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.05%.

Ultra Russell2000 Growth invested, as a percentage of net assets, in the following industries, as of November 30, 2013:

Consumer Discretionary	5.6%
Consumer Staples	1.7%
Energy	1.3%
Financials	2.4%
Health Care	7.0%
Industrials	5.2%
Information Technology	8.1%
Materials	1.7%
Telecommunication Services	0.3%
Utilities	0.0%‡
Other[1]	66.7%
100.0%

‡  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

152 :: UKK ULTRA RUSSELL2000 GROWTH :: NOVEMBER 30, 2013 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Security (a) — 30.4%
	Federal Home Loan Bank
$35,819,713	0.00%, due 12/02/13	$35,819,713
	Total U.S. Government & Agency Security (Cost $35,819,713)	35,819,713
	Repurchase Agreements (a)(b) — 60.0%
70,805,142	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $70,805,504	70,805,142
	Total Repurchase Agreements (Cost $70,805,142)	70,805,142
	Total Investment Securities (Cost $106,624,855) † — 90.4%	106,624,855
	Other assets less liabilities — 9.6%	11,324,294
	Net Assets — 100.0%	$117,949,149

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $10,360,199.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ‡

Ultra Basic Materials had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones U.S. Basic MaterialsSM Index	12/06/13	$1,907,436	$15,569
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Basic MaterialsSM Index	01/06/15	1,517,236	1,568,493
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Basic MaterialsSM Index	12/06/13	79,177,903	652,603
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Basic MaterialsSM Index	12/06/13	1,061,842	8,538
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Basic MaterialsSM Index	12/06/13	2,274,166	(17,979)
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. Basic MaterialsSM Index	03/06/14	2,874,049	3,020,004
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Basic MaterialsSM Index	11/06/15	84,587,115	778,988
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic MaterialsSM Index	12/06/13	3,523,232	1,952
Swap Agreement with Deutsche Bank AG, based on the iShares® Dow Jones U.S. Basic Materials Sector Index Fund	01/06/14	9,575,504	3,414,716
Swap Agreement with Goldman Sachs International, based on the iShares® Dow Jones U.S. Basic Materials Sector Index Fund	12/06/13	10,639,936	84,743
Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Basic Materials Sector Index Fund	12/06/13	36,685,747	295,523
Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Dow Jones U.S. Basic Materials Sector Index Fund	01/06/15	1,759,878	1,551,832
			$11,374,982

‡  Total return based on the underlying index less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.38%.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRA BASIC MATERIALS 153

Shares		Value
	Common Stocks (a) — 71.0%
	Biotechnology — 54.3%
33,685	ACADIA Pharmaceuticals, Inc.*	$784,524
36,666	Achillion Pharmaceuticals, Inc.*	126,864
15,439	Acorda Therapeutics, Inc.*	537,432
10,991	Aegerion Pharmaceuticals, Inc.*	779,592
48,027	Alexion Pharmaceuticals, Inc.*	5,979,361
51,482	Alkermes PLC*	2,078,843
23,887	Alnylam Pharmaceuticals, Inc.*	1,461,884
8,228	AMAG Pharmaceuticals, Inc.*	201,833
62,429	Amarin Corp. PLC (ADR)*	113,621
95,013	Amgen, Inc.	10,839,083
18,830	Amicus Therapeutics, Inc.*	46,134
15,410	Anacor Pharmaceuticals, Inc.*	215,740
82,806	Arena Pharmaceuticals, Inc.*	539,895
70,230	Ariad Pharmaceuticals, Inc.*	340,616
23,797	Arqule, Inc.*	57,827
44,397	Array BioPharma, Inc.*	253,951
19,793	AVEO Pharmaceuticals, Inc.*	41,961
48,590	Biogen Idec, Inc.*	14,138,232
53,156	BioMarin Pharmaceutical, Inc.*	3,741,119
73,944	Celgene Corp.*	11,961,921
30,727	Celldex Therapeutics, Inc.*	852,982
12,856	Clovis Oncology, Inc.*	774,960
28,080	Cubist Pharmaceuticals, Inc.*	1,923,761
30,995	Curis, Inc.*	99,184
28,558	Cytori Therapeutics, Inc.*	77,678
59,833	Dendreon Corp.*	177,704
45,897	Dyax Corp.*	390,125
16,660	Enzon Pharmaceuticals, Inc.	27,656
69,855	Exelixis, Inc.*	407,255
11,618	Genomic Health, Inc.*	408,721
48,810	Geron Corp.*	262,110
171,739	Gilead Sciences, Inc.*	12,847,795
37,576	Grifols S.A. (ADR)	1,290,172
23,973	GTx, Inc.*	40,514
42,981	Halozyme Therapeutics, Inc.*	634,400
7,621	Hyperion Therapeutics, Inc.*	194,640
50,826	Idenix Pharmaceuticals, Inc.*	272,936
32,291	ImmunoGen, Inc.*	469,188
31,466	Immunomedics, Inc.*	135,933
58,072	Incyte Corp.*	2,706,155
18,205	Infinity Pharmaceuticals, Inc.*	265,975
31,091	InterMune, Inc.*	429,989
36,165	Ironwood Pharmaceuticals, Inc.*	413,004
43,748	Isis Pharmaceuticals, Inc.*	1,695,672
194,806	Lexicon Pharmaceuticals, Inc.*	467,534
7,755	Ligand Pharmaceuticals, Inc., Class B*	431,798
135,566	MannKind Corp.*	676,474
28,536	Medivation, Inc.*	1,798,053
Shares		Value
	Common Stocks (a) (continued)
38,779	Merrimack Pharmaceuticals, Inc.*	$152,789
19,837	Momenta Pharmaceuticals, Inc.*	352,900
30,522	Myriad Genetics, Inc.*	908,030
25,444	Neurocrine Biosciences, Inc.*	249,860
9,751	NewLink Genetics Corp.*	219,398
79,196	Novavax, Inc.*	294,609
38,483	NPS Pharmaceuticals, Inc.*	1,016,336
24,078	Oncothyreon, Inc.*	48,878
37,551	Orexigen Therapeutics, Inc.*	256,473
12,517	Osiris Therapeutics, Inc.*	220,111
53,133	PDL BioPharma, Inc.	519,109
23,077	Progenics Pharmaceuticals, Inc.*	118,154
19,381	QLT, Inc.	108,146
22,634	Raptor Pharmaceutical Corp.*	314,386
34,818	Regeneron Pharmaceuticals, Inc.*	10,231,617
12,073	Repligen Corp.*	162,623
33,171	Rigel Pharmaceuticals, Inc.*	88,235
22,842	Sangamo Biosciences, Inc.*	278,901
14,259	Sarepta Therapeutics, Inc.*	265,788
46,228	Seattle Genetics, Inc.*	1,899,509
19,912	SIGA Technologies, Inc.*	70,289
20,902	Sinovac Biotech Ltd.*	130,637
24,019	Spectrum Pharmaceuticals, Inc.	231,303
11,635	Synageva BioPharma Corp.*	702,870
34,215	Synergy Pharmaceuticals, Inc.*	157,047
31,531	Synta Pharmaceuticals Corp.*	159,862
12,762	Targacept, Inc.*	73,382
40,686	Theravance, Inc.*	1,536,303
18,941	United Therapeutics Corp.*	1,748,444
12,582	Vanda Pharmaceuticals, Inc.*	147,713
68,867	Vertex Pharmaceuticals, Inc.*	4,780,747
32,899	Vical, Inc.*	38,163
34,865	XOMA Corp.*	166,655
		112,062,068
	Health Care Equipment & Supplies — 0.1%
26,458	Cerus Corp.*	177,004
	Life Sciences Tools & Services — 4.4%
27,154	Affymetrix, Inc.*	230,537
11,982	Albany Molecular Research, Inc.*	144,743
3,907	Furiex Pharmaceuticals, Inc.*	175,815
47,471	Illumina, Inc.*	4,652,158
15,705	Luminex Corp.*	307,347
24,756	Pacific Biosciences of California, Inc.*	104,718
88,909	QIAGEN N.V.*	2,070,691
43,769	Sequenom, Inc.*	115,112
13,979	Techne Corp.	1,195,764
		8,996,885

See accompanying notes to the financial statements.

154 :: BIB ULTRA NASDAQ BIOTECHNOLOGY :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) (continued)
	Pharmaceuticals — 12.2%
36,501	Akorn, Inc.*	$939,901
18,737	Auxilium Pharmaceuticals, Inc.*	382,422
55,191	AVANIR Pharmaceuticals, Inc., Class A*	245,048
32,654	Cadence Pharmaceuticals, Inc.*	294,539
21,535	Depomed, Inc.*	189,939
43,330	Endo Health Solutions, Inc.*	2,911,343
13,677	Endocyte, Inc.*	157,832
5,158	Hi-Tech Pharmacal Co., Inc.	224,012
26,136	Impax Laboratories, Inc.*	628,309
22,064	Jazz Pharmaceuticals PLC*	2,579,723
23,671	Medicines Co. (The)*	866,595
144,861	Mylan, Inc.*	6,392,716
43,919	Nektar Therapeutics*	551,623
11,324	Omeros Corp.*	89,346
12,640	Pacira Pharmaceuticals, Inc.*	697,601
17,239	Pain Therapeutics, Inc.*	78,955
22,762	Questcor Pharmaceuticals, Inc.	1,320,424
23,400	Salix Pharmaceuticals Ltd.*	1,984,554
25,181	Santarus, Inc.*	810,324
20,608	Sciclone Pharmaceuticals, Inc.*	100,567
12,523	Shire PLC (ADR)	1,700,749
16,113	Sucampo Pharmaceuticals, Inc., Class A*	119,881
11,739	Supernus Pharmaceuticals, Inc.*	84,873
24,860	ViroPharma, Inc.*	1,230,819
38,264	Vivus, Inc.*	383,405
18,093	XenoPort, Inc.*	96,617
51,014	Zogenix, Inc.*	164,775
		25,226,892
	Total Common Stocks (Cost $133,107,614)	146,462,849
Principal Amount
	U.S. Government & Agency Security (a) — 2.5%
	Federal Home Loan Bank
$5,153,981	0.00%, due 12/02/13	5,153,981
	Total U.S. Government & Agency Security (Cost $5,153,981)	5,153,981
Principal Amount		Value
	Repurchase Agreements (a)(b) — 8.9%
$18,441,722	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $18,441,811	$18,441,722
	Total Repurchase Agreements (Cost $18,441,722)	18,441,722
	Total Investment Securities (Cost $156,703,317) — 82.4%	170,058,552
	Other assets less liabilities — 17.6%	36,326,678
	Net Assets — 100.0%	$206,385,230

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $39,246,359.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR  American Depositary Receipt

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,973,037
Aggregate gross unrealized depreciation	(3,898,093)
Net unrealized appreciation	$13,074,944
Federal income tax cost of investments	$156,983,608

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRA NASDAQ BIOTECHNOLOGY 155

Swap Agreements ‡

Ultra Nasdaq Biotechnology had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ Biotechnology Index®	12/06/13	$4,331,878	$444,178
Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ Biotechnology Index®	11/06/14	33,875,302	9,429,695
Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ Biotechnology Index®	12/06/13	39,482,768	3,428,984
Equity Index Swap Agreement with Merrill Lynch International, based on the NASDAQ Biotechnology Index®	12/06/13	34,256,591	3,175,940
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the NASDAQ Biotechnology Index®	11/06/15	12,165,782	1,247,509
Equity Index Swap Agreement with Societe Generale, based on the NASDAQ Biotechnology Index®	11/06/15	13,407,166	1,372,597
Equity Index Swap Agreement with UBS AG, based on the NASDAQ Biotechnology Index®	12/06/13	42,040,038	4,040,372
Swap Agreement with Deutsche Bank AG, based on the iShares® Nasdaq Biotechnology Index Fund	12/06/13	49,062,766	5,048,258
Swap Agreement with Merrill Lynch International, based on the iShares® Nasdaq Biotechnology Index Fund	12/06/13	2,785,685	203,566
Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Nasdaq Biotechnology Index Fund	11/06/14	35,096,635	8,117,205
			$36,508,304

‡  Total return based on the underlying index less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.02%.

See accompanying notes to the financial statements.

156 :: BIB ULTRA NASDAQ BIOTECHNOLOGY :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) — 70.1%
	Auto Components — 4.0%
406	Autoliv, Inc.	$37,701
485	BorgWarner, Inc.	51,977
257	Cooper Tire & Rubber Co.	6,322
623	Dana Holding Corp.	12,634
1,197	Delphi Automotive PLC	70,084
612	Gentex Corp.	18,244
1,043	Goodyear Tire & Rubber Co. (The)	23,217
2,901	Johnson Controls, Inc.	146,530
342	Lear Corp.	28,355
259	Tenneco, Inc.*	14,867
496	TRW Automotive Holdings Corp.*	38,490
212	Visteon Corp.*	16,672
		465,093
	Automobiles — 4.8%
16,702	Ford Motor Co.	285,270
3,990	General Motors Co.*	154,533
946	Harley-Davidson, Inc.	63,401
345	Tesla Motors, Inc.*	43,912
189	Thor Industries, Inc.	10,219
		557,335
	Beverages — 12.9%
686	Beam, Inc.	46,326
689	Brown-Forman Corp., Class B	51,689
16,163	Coca-Cola Co. (The)	649,591
1,054	Coca-Cola Enterprises, Inc.	44,205
703	Constellation Brands, Inc., Class A*	49,498
863	Dr. Pepper Snapple Group, Inc.	41,648
669	Molson Coors Brewing Co., Class B	35,236
575	Monster Beverage Corp.*	34,029
6,538	PepsiCo, Inc.	552,199
		1,504,421
	Chemicals — 0.1%
186	Scotts Miracle-Gro Co. (The), Class A	10,896
	Commercial Services & Supplies — 0.1%
249	Herman Miller, Inc.	7,945
192	HNI Corp.	7,611
		15,556
	Distributors — 0.9%
657	Genuine Parts Co.	54,426
1,272	LKQ Corp.*	42,167
198	Pool Corp.	11,096
		107,689
Shares		Value
	Common Stocks (a) (continued)
	Diversified Financial Services — 0.3%
1,329	Leucadia National Corp.	$38,089
	Food Products — 11.1%
2,795	Archer-Daniels-Midland Co.	112,499
224	B&G Foods, Inc.	7,757
624	Bunge Ltd.	49,995
757	Campbell Soup Co.	29,319
1,789	ConAgra Foods, Inc.	59,019
501	Darling International, Inc.*	10,386
398	Dean Foods Co.*	7,156
742	Flowers Foods, Inc.	16,124
2,721	General Mills, Inc.	137,220
556	Green Mountain Coffee Roasters, Inc.*	37,463
202	Hain Celestial Group, Inc. (The)*	16,703
634	Hershey Co. (The)	61,428
522	Hillshire Brands Co. (The)	17,445
571	Hormel Foods Corp.	25,707
329	Ingredion, Inc.	22,754
446	J.M. Smucker Co. (The)	46,491
1,091	Kellogg Co.	66,158
2,525	Kraft Foods Group, Inc.	134,128
82	Lancaster Colony Corp.	7,106
560	McCormick & Co., Inc. (Non-Voting)	38,640
858	Mead Johnson Nutrition Co.	72,510
7,549	Mondelez International, Inc., Class A	253,118
139	Post Holdings, Inc.*	7,040
154	TreeHouse Foods, Inc.*	10,803
1,180	Tyson Foods, Inc., Class A	37,394
734	WhiteWave Foods Co., Class A*	15,612
		1,299,975
	Household Durables — 3.0%
1,204	D.R. Horton, Inc.	23,936
289	Harman International Industries, Inc.	23,421
501	Jarden Corp.*	28,176
602	Leggett & Platt, Inc.	18,186
704	Lennar Corp., Class A	25,175
166	MDC Holdings, Inc.	5,017
258	Mohawk Industries, Inc.*	36,125
1,221	Newell Rubbermaid, Inc.	37,057
18	NVR, Inc.*	17,460
1,482	PulteGroup, Inc.	27,802
196	Ryland Group, Inc. (The)	7,746
256	Tempur Sealy International, Inc.*	13,061
644	Toll Brothers, Inc.*	21,960
219	Tupperware Brands Corp.	20,004
336	Whirlpool Corp.	51,327
		356,453

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRA CONSUMER GOODS 157

Shares		Value
	Common Stocks (a) (continued)
	Household Products — 13.0%
587	Church & Dwight Co., Inc.	$38,302
553	Clorox Co. (The)	51,523
3,736	Colgate-Palmolive Co.	245,866
264	Energizer Holdings, Inc.	29,132
1,624	Kimberly-Clark Corp.	177,276
11,611	Procter & Gamble Co. (The)	977,878
		1,519,977
	Leisure Equipment & Products — 1.3%
384	Brunswick Corp.	17,549
489	Hasbro, Inc.	26,318
1,461	Mattel, Inc.	67,601
271	Polaris Industries, Inc.	36,170
		147,638
	Machinery — 1.0%
81	Middleby Corp. (The)*	17,888
247	Snap-on, Inc.	26,219
679	Stanley Black & Decker, Inc.	55,264
265	WABCO Holdings, Inc.*	23,479
		122,850
	Personal Products — 1.5%
1,838	Avon Products, Inc.	32,772
1,084	Estee Lauder Cos., Inc. (The), Class A	81,257
358	Herbalife Ltd.	24,945
249	Nu Skin Enterprises, Inc., Class A	31,832
		170,806
	Software — 0.6%
1,810	Activision Blizzard, Inc.	31,150
1,300	Electronic Arts, Inc.*	28,834
374	Take-Two Interactive Software, Inc.*	6,118
537	TiVo, Inc.*	6,890
		72,992
	Textiles, Apparel & Luxury Goods — 6.5%
231	Carter's, Inc.	16,325
1,195	Coach, Inc.	69,191
375	Crocs, Inc.*	5,175
146	Deckers Outdoor Corp.*	12,065
520	Fifth & Pacific Cos., Inc.*	16,983
213	Fossil Group, Inc.*	27,109
420	Hanesbrands, Inc.	29,442
230	Iconix Brand Group, Inc.*	9,126
447	Lululemon Athletica, Inc.*	31,165
758	Michael Kors Holdings Ltd.*	61,815
3,171	NIKE, Inc., Class B	250,953
Shares		Value
	Common Stocks (a) (continued)
346	PVH Corp.	$46,336
257	Ralph Lauren Corp.	45,034
255	Steven Madden Ltd.*	9,935
340	Under Armour, Inc., Class A*	27,438
373	VF Corp.	87,498
426	Wolverine World Wide, Inc.	14,020
		759,610
	Tobacco — 9.0%
8,498	Altria Group, Inc.	314,256
1,585	Lorillard, Inc.	81,358
6,862	Philip Morris International, Inc.	586,975
1,342	Reynolds American, Inc.	67,704
98	Universal Corp.	5,112
		1,055,405
	Total Common Stocks (Cost $8,056,976)	8,204,785
Principal Amount
	U.S. Government & Agency Security (a) — 4.8%
	Federal Home Loan Bank
$565,465	0.00%, due 12/02/13	565,465
	Total U.S. Government & Agency Security (Cost $565,465)	565,465
	Repurchase Agreements (a)(b) — 8.2%
961,546	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $961,551	961,546
	Total Repurchase Agreements (Cost $961,546)	961,546
	Total Investment Securities (Cost $9,583,987) — 83.1%	9,731,796
	Other assets less liabilities — 16.9%	1,974,358
	Net Assets — 100.0%	$11,706,154

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $6,366,617.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

See accompanying notes to the financial statements.

158 :: UGE ULTRA CONSUMER GOODS :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$218,181
Aggregate gross unrealized depreciation	(80,771)
Net unrealized appreciation	$137,410
Federal income tax cost of investments	$9,594,386

Swap Agreements ‡

Ultra Consumer Goods had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones U.S. Consumer GoodsSM Index	12/06/13	$936,488	$5,168
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Consumer GoodsSM Index	11/06/14	431,162	70,963
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer GoodsSM Index	12/06/13	33,996	(3,563)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Consumer GoodsSM Index	12/06/13	3,812,692	20,575
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Consumer GoodsSM Index	12/06/13	96,263	526
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. Consumer GoodsSM Index	03/06/14	3,009,268	2,266,171
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer GoodsSM Index	11/06/15	345,153	1,875
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer GoodsSM Index	12/06/13	1,523,197	9,140
Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Consumer Goods Sector Index Fund	12/06/13	4,639,946	856,209
Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Dow Jones U.S. Consumer Goods Sector Index Fund	11/06/14	355,347	119,383
			$3,346,447

‡  Total return based on the underlying index less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.28%.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRA CONSUMER GOODS 159

Shares		Value
	Common Stocks (a) — 74.0%
	Airlines — 1.9%
541	Alaska Air Group, Inc.	$42,057
6,653	Delta Air Lines, Inc.	192,804
1,686	JetBlue Airways Corp.*	14,988
5,476	Southwest Airlines Co.	101,799
563	Spirit Airlines, Inc.*	25,825
2,760	United Continental Holdings, Inc.*	108,330
1,489	US Airways Group, Inc.*	34,962
		520,765
	Commercial Services & Supplies — 0.3%
866	Copart, Inc.*	29,816
1,070	KAR Auction Services, Inc.	29,521
498	Rollins, Inc.	14,009
		73,346
	Diversified Consumer Services — 0.7%
770	Apollo Education Group, Inc.*	20,243
440	DeVry Education Group, Inc.	15,638
2,124	H&R Block, Inc.	59,238
487	Hillenbrand, Inc.	13,685
218	Outerwall, Inc.*	14,911
1,643	Service Corp. International	29,689
530	Sotheby's	27,168
209	Weight Watchers International, Inc.	6,774
		187,346
	Electronic Equipment, Instruments & Components — 0.1%
379	Dolby Laboratories, Inc., Class A	13,618
	Food & Staples Retailing — 11.4%
298	Casey's General Stores, Inc.	22,177
3,386	Costco Wholesale Corp.	424,706
9,525	CVS Caremark Corp.	637,794
311	Fresh Market, Inc. (The)*	12,661
383	Harris Teeter Supermarkets, Inc.	18,913
4,019	Kroger Co. (The)	167,793
6,489	Rite Aid Corp.*	38,415
1,871	Safeway, Inc.	65,429
4,562	Sysco Corp.	153,420
382	United Natural Foods, Inc.*	26,301
6,741	Walgreen Co.	399,067
12,622	Wal-Mart Stores, Inc.	1,022,508
2,889	Whole Foods Market, Inc.	163,517
		3,152,701
	Health Care Providers & Services — 2.4%
1,791	AmerisourceBergen Corp.	126,319
2,632	Cardinal Health, Inc.	170,027
137	Chemed Corp.	10,676
Shares		Value
	Common Stocks (a) (continued)
1,773	McKesson Corp.	$294,123
802	Omnicare, Inc.	45,939
687	VCA Antech, Inc.*	20,576
		667,660
	Hotels, Restaurants & Leisure — 10.5%
302	Bally Technologies, Inc.*	22,520
212	Bob Evans Farms, Inc.	11,785
514	Brinker International, Inc.	24,173
3,394	Carnival Corp.	122,557
385	Cheesecake Factory, Inc. (The)	18,769
239	Chipotle Mexican Grill, Inc.*	125,203
245	Choice Hotels International, Inc.	11,444
184	Cracker Barrel Old Country Store, Inc.	19,962
1,010	Darden Restaurants, Inc.	53,863
432	Domino's Pizza, Inc.	29,864
825	Dunkin' Brands Group, Inc.	40,408
449	Hyatt Hotels Corp., Class A*	21,718
2,022	International Game Technology	35,365
336	Jack in the Box, Inc.*	15,910
3,006	Las Vegas Sands Corp.	215,470
306	Life Time Fitness, Inc.*	14,844
1,763	Marriott International, Inc., Class A	82,896
236	Marriott Vacations Worldwide Corp.*	12,329
7,751	McDonald's Corp.	754,715
2,582	MGM Resorts International*	49,549
364	Norwegian Cruise Line Holdings Ltd.*	12,412
217	Panera Bread Co., Class A*	38,385
125	Papa John's International, Inc.	10,609
532	Penn National Gaming, Inc.*	7,682
1,260	Royal Caribbean Cruises Ltd.	55,503
741	Six Flags Entertainment Corp.	27,573
5,826	Starbucks Corp.	474,586
1,512	Starwood Hotels & Resorts Worldwide, Inc.	112,614
278	Vail Resorts, Inc.	21,070
2,196	Wendy's Co. (The)	18,908
1,031	Wyndham Worldwide Corp.	73,933
627	Wynn Resorts Ltd.	104,000
3,460	Yum! Brands, Inc.	268,773
		2,909,392
	Internet & Catalog Retail — 7.5%
2,870	Amazon.com, Inc.*	1,129,689
833	Expedia, Inc.	53,054
2,890	Groupon, Inc.*	26,154
260	HSN, Inc.	14,924
3,753	Liberty Interactive Corp., Class A*	105,384
274	Liberty Ventures*	33,305

See accompanying notes to the financial statements.

160 :: UCC ULTRA CONSUMER SERVICES :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) (continued)
457	Netflix, Inc.*	$167,171
399	priceline.com, Inc.*	475,740
293	Shutterfly, Inc.*	13,838
865	TripAdvisor, Inc.*	76,397
		2,095,656
	Internet Software & Services — 1.7%
9,034	eBay, Inc.*	456,398
178	OpenTable, Inc.*	14,875
487	ValueClick, Inc.*	10,422
		481,695
	IT Services — 0.1%
574	Acxiom Corp.*	19,103
	Media — 19.6%
460	AMC Networks, Inc., Class A*	29,527
1,659	Cablevision Systems Corp., Class A	27,821
4,361	CBS Corp. (Non-Voting), Class B	255,380
523	Charter Communications, Inc., Class A*	70,657
805	Cinemark Holdings, Inc.	26,557
20,281	Comcast Corp., Class A	1,011,413
3,959	DIRECTV*	261,730
1,790	Discovery Communications, Inc., Class A*	156,213
1,629	DISH Network Corp., Class A	88,227
552	DreamWorks Animation SKG, Inc., Class A*	17,587
1,777	Gannett Co., Inc.	48,086
34	Graham Holdings Co.	22,899
3,273	Interpublic Group of Cos., Inc. (The)	56,950
359	John Wiley & Sons, Inc., Class A	18,295
506	Lamar Advertising Co., Class A*	25,260
2,912	Liberty Global PLC, Class A*	249,879
779	Liberty Media Corp.*	119,545
1,093	Live Nation Entertainment, Inc.*	20,078
473	Madison Square Garden Co. (The), Class A*	26,658
287	Meredith Corp.	15,309
166	Morningstar, Inc.	13,846
973	New York Times Co. (The), Class A	13,583
3,861	News Corp., Class A*	69,344
1,994	Omnicom Group, Inc.	142,471
612	Regal Entertainment Group, Class A	11,922
848	Scripps Networks Interactive, Inc., Class A	63,252
565	Sinclair Broadcast Group, Inc., Class A	18,543
24,433	Sirius XM Holdings, Inc.	92,112
744	Starz, Class A*	21,040
2,216	Time Warner Cable, Inc.	306,296
Shares		Value
	Common Stocks (a) (continued)
7,134	Time Warner, Inc.	$468,775
15,401	Twenty-First Century Fox, Inc., Class A	515,780
3,147	Viacom, Inc., Class B	252,295
12,883	Walt Disney Co. (The)	908,767
		5,446,097
	Multiline Retail — 3.5%
452	Big Lots, Inc.*	17,325
187	Dillard's, Inc., Class A	17,111
2,309	Dollar General Corp.*	131,475
1,614	Dollar Tree, Inc.*	89,819
749	Family Dollar Stores, Inc.	52,258
2,362	J.C. Penney Co., Inc.*	24,069
1,583	Kohl's Corp.	87,508
2,917	Macy's, Inc.	155,359
1,118	Nordstrom, Inc.	69,551
338	Sears Holdings Corp.*	21,473
4,894	Target Corp.	312,873
		978,821
	Professional Services — 0.6%
301	Dun & Bradstreet Corp. (The)	35,172
479	IHS, Inc., Class A*	54,812
1,959	Nielsen Holdings N.V.	84,550
		174,534
	Road & Rail — 0.4%
838	Avis Budget Group, Inc.*	30,889
3,481	Hertz Global Holdings, Inc.*	84,449
		115,338
	Software — 0.1%
313	FactSet Research Systems, Inc.	35,369
	Specialty Retail — 13.1%
589	Aaron's, Inc.	16,869
592	Abercrombie & Fitch Co., Class A	20,294
565	Advance Auto Parts, Inc.	57,071
609	Aeropostale, Inc.*	6,285
1,315	American Eagle Outfitters, Inc.	21,395
355	Ann, Inc.*	12,663
987	Ascena Retail Group, Inc.*	21,023
499	AutoNation, Inc.*	24,471
275	AutoZone, Inc.*	126,940
1,689	Bed Bath & Beyond, Inc.*	131,793
2,092	Best Buy Co., Inc.	84,831
217	Buckle, Inc. (The)	11,514
361	Cabela's, Inc.*	22,111
1,734	CarMax, Inc.*	87,307
1,247	Chico's FAS, Inc.	23,306

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRA CONSUMER SERVICES 161

Shares		Value
	Common Stocks (a) (continued)
173	Children's Place Retail Stores, Inc. (The)*	$9,515
586	CST Brands, Inc.*	19,274
788	Dick's Sporting Goods, Inc.	44,538
565	DSW, Inc., Class A	25,329
689	Express, Inc.*	16,956
1,151	Foot Locker, Inc.	44,762
906	GameStop Corp., Class A	43,715
2,139	Gap, Inc. (The)	87,635
186	Genesco, Inc.*	13,933
763	GNC Holdings, Inc., Class A	45,917
165	Group 1 Automotive, Inc.	11,294
461	Guess?, Inc.	15,794
11,107	Home Depot, Inc. (The)	896,002
1,888	L Brands, Inc.	122,701
8,156	Lowe's Cos., Inc.	387,247
213	Lumber Liquidators Holdings, Inc.*	21,447
352	Men's Wearhouse, Inc. (The)	17,994
344	Murphy USA, Inc.*	15,566
842	O'Reilly Automotive, Inc.*	105,216
806	PetSmart, Inc.	59,733
828	Pier 1 Imports, Inc.	18,456
414	Rent-A-Center, Inc.	14,101
1,680	Ross Stores, Inc.	128,453
1,159	Sally Beauty Holdings, Inc.*	32,614
624	Signet Jewelers Ltd.	47,948
5,122	Staples, Inc.	79,545
853	Tiffany & Co.	76,036
5,546	TJX Cos., Inc.	348,732
1,083	Tractor Supply Co.	79,286
494	Ulta Salon Cosmetics & Fragrance, Inc.*	62,708
846	Urban Outfitters, Inc.*	33,011
236	Vitamin Shoppe, Inc.*	12,808
690	Williams-Sonoma, Inc.	40,793
		3,646,932
	Trading Companies & Distributors — 0.1%
379	Beacon Roofing Supply, Inc.*	14,091
	Total Common Stocks (Cost $19,663,083)	20,532,464
Principal Amount		Value
	U.S. Government & Agency Security (a) — 2.2%
	Federal Home Loan Bank
$615,709	0.00%, due 12/02/13	$615,709
	Total U.S. Government & Agency Security (Cost $615,709)	615,709
	Repurchase Agreements (a)(b) — 11.2%
3,107,684	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $3,107,698	3,107,684
	Total Repurchase Agreements (Cost $3,107,684)	3,107,684
	Total Investment Securities (Cost $23,386,476) — 87.4%	24,255,857
	Other assets less liabilities — 12.6%	3,510,875
	Net Assets — 100.0%	$27,766,732

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $9,403,566.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,046,884
Aggregate gross unrealized depreciation	(184,703)
Net unrealized appreciation	$862,181
Federal income tax cost of investments	$23,393,676

See accompanying notes to the financial statements.

162 :: UCC ULTRA CONSUMER SERVICES :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements ‡

Ultra Consumer Services had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones U.S. Consumer ServicesSM Index	12/06/13	$877,271	$23,733
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Consumer ServicesSM Index	11/06/14	415,902	169,125
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer ServicesSM Index	12/06/13	1,863,707	24,464
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Consumer ServicesSM Index	12/06/13	11,592,182	312,231
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Consumer ServicesSM Index	12/06/13	2,051,510	47,158
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. Consumer ServicesSM Index	03/06/14	2,154,907	1,242,840
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer ServicesSM Index	11/06/15	926,322	24,983
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer ServicesSM Index	12/06/13	5,886,867	125,792
Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Consumer Services Sector Index Fund	12/06/13	9,010,254	1,472,937
Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Dow Jones U.S. Consumer Services Sector Index Fund	11/06/14	187,932	90,869
			$3,534,132

‡  Total return based on the underlying index less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.32%.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRA CONSUMER SERVICES 163

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 70.5%
57,693	ACE Ltd. (Insurance)	0.7%	$5,929,687
78,891	Aflac, Inc. (Insurance)	0.6%	5,235,996
78,612	Allstate Corp. (The) (Insurance)	0.5%	4,266,273
157,383	American Express Co. (Consumer Finance)	1.6%	13,503,462
250,429	American International Group, Inc. (Insurance)	1.5%	12,458,843
67,002	American Tower Corp. (Real Estate Investment Trusts)	0.6%	5,210,746
33,561	Ameriprise Financial, Inc. (Capital Markets)	0.5%	3,632,978
52,154	Aon PLC (Insurance)	0.5%	4,257,853
1,822,320	Bank of America Corp. (Diversified Financial Services)	3.5%	28,829,102
195,152	Bank of New York Mellon Corp. (The) (Capital Markets)	0.8%	6,576,622
119,394	BB&T Corp. (Commercial Banks)	0.5%	4,147,748
305,315	Berkshire Hathaway, Inc., Class B* (Insurance)	4.3%	35,578,357
21,363	BlackRock, Inc. (Capital Markets)	0.8%	6,467,648
99,289	Capital One Financial Corp. (Consumer Finance)	0.9%	7,112,071
196,159	Charles Schwab Corp. (The) (Capital Markets)	0.6%	4,801,972
43,342	Chubb Corp. (The) (Insurance)	0.5%	4,180,336
515,838	Citigroup, Inc. (Diversified Financial Services)	3.3%	27,298,147
53,303	CME Group, Inc. (Diversified Financial Services)	0.5%	4,368,181
82,064	Discover Financial Services (Consumer Finance)	0.5%	4,374,011
56,843	Equity Residential (Real Estate Investment Trusts)	0.4%	2,929,688
150,456	Fifth Third Bancorp (Commercial Banks)	0.4%	3,057,266
68,959	Franklin Resources, Inc. (Capital Markets)	0.5%	3,819,639
70,847	Goldman Sachs Group, Inc. (The) (Capital Markets)	1.4%	11,968,892
77,186	Hartford Financial Services Group, Inc. (Insurance)	0.3%	2,750,137
77,197	HCP, Inc. (Real Estate Investment Trusts)	0.4%	2,838,534
48,640	Health Care REIT, Inc. (Real Estate Investment Trusts)	0.3%	2,723,354
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
19,377	IntercontinentalExchange Group, Inc.* (Diversified Financial Services)	0.5%	$4,132,948
75,114	Invesco Ltd. (Capital Markets)	0.3%	2,617,723
638,507	JPMorgan Chase & Co. (Diversified Financial Services)	4.4%	36,535,371
93,230	Marsh & McLennan Cos., Inc. (Insurance)	0.5%	4,423,764
17,596	MasterCard, Inc., Class A (IT Services)	1.6%	13,387,213
46,682	McGraw Hill Financial, Inc. (Diversified Financial Services)	0.4%	3,477,809
189,953	MetLife, Inc. (Insurance)	1.2%	9,913,647
235,877	Morgan Stanley (Capital Markets)	0.9%	7,382,950
90,159	PNC Financial Services Group, Inc. (The) (Commercial Banks)	0.8%	6,937,735
93,821	Progressive Corp. (The) (Insurance)	0.3%	2,620,421
84,576	Prologis, Inc. (Real Estate Investment Trusts)	0.4%	3,207,968
78,877	Prudential Financial, Inc. (Insurance)	0.8%	7,001,123
24,510	Public Storage (Real Estate Investment Trusts)	0.5%	3,742,677
52,641	Simon Property Group, Inc. (Real Estate Investment Trusts)	0.9%	7,888,254
75,648	State Street Corp. (Capital Markets)	0.7%	5,492,801
91,422	SunTrust Banks, Inc. (Commercial Banks)	0.4%	3,312,219
44,126	T. Rowe Price Group, Inc. (Capital Markets)	0.4%	3,550,378
63,349	Travelers Cos., Inc. (The) (Insurance)	0.7%	5,748,288
311,989	U.S. Bancorp/MN (Commercial Banks)	1.5%	12,236,209
49,740	Ventas, Inc. (Real Estate Investment Trusts)	0.3%	2,826,724
87,560	Visa, Inc., Class A (IT Services)	2.2%	17,814,958
819,620	Wells Fargo & Co. (Commercial Banks)	4.3%	36,079,672
99,063	Weyerhaeuser Co. (Real Estate Investment Trusts)	0.4%	2,984,768
5,993,005	Other Common Stocks	19.7%	164,243,458
	Total Common Stocks (Cost $506,878,017)		585,876,621

See accompanying notes to the financial statements.

164 :: UYG ULTRA FINANCIALS :: NOVEMBER 30, 2013 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 7.9%
	Federal Home Loan Bank
$25,858,373	0.00%, due 12/02/13	$25,858,373
	U.S. Treasury Bills
18,000,000	0.00%, due 02/06/14	17,999,916
7,000,000	0.00%, due 01/23/14	6,999,330
15,000,000	0.00%, due 02/13/14	14,999,260
	Total U.S. Government & Agency Securities (Cost $65,856,879)	65,856,879
	Repurchase Agreements (a)(b) — 12.4%
103,559,194	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $103,559,686	103,559,194
	Total Repurchase Agreements (Cost $103,559,194)	103,559,194
	Total Investment Securities (Cost $676,294,090) — 90.8%	755,292,694
	Other assets less liabilities — 9.2%	76,595,629
	Net Assets — 100.0%	$831,888,323

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $193,258,318.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$101,555,365
Aggregate gross unrealized depreciation	(25,281,416)
Net unrealized appreciation	$76,273,949
Federal income tax cost of investments	$679,018,745

Swap Agreements ‡

Ultra Financials had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones U.S. FinancialsSM Index	12/06/13	$41,723,549	$1,371,684
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. FinancialsSM Index	11/06/14	137,536,194	17,553,430
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	12/06/13	136,252,012	4,467,953
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	12/06/13	59,909,887	1,958,938
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. FinancialsSM Index	12/06/13	78,159,378	1,903,344
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. FinancialsSM Index	01/06/14	67,706,563	5,993,304
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	03/06/14	129,880,138	11,915,409
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	12/06/13	143,478,915	4,715,456
Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Financial Sector Index Fund	12/06/13	169,779,434	5,513,484
Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Dow Jones U.S. Financial Sector Index Fund	11/06/14	114,284,577	21,134,017
			$76,527,019

‡  Total return based on the underlying index less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.38%.

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRA FINANCIALS 165

Ultra Financials invested, as a percentage of net assets, in the following industries as of November 30, 2013:

Capital Markets	8.3%
Commercial Banks	11.6%
Consumer Finance	3.3%
Diversified Financial Services	13.3%
Insurance	17.3%
IT Services	4.0%
Real Estate Investment Trusts	11.4%
Real Estate Management & Development	0.6%
Thrifts & Mortgage Finance	0.7%
Other[1]	29.5%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

166 :: UYG ULTRA FINANCIALS :: NOVEMBER 30, 2013 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) — 70.1%
	Biotechnology — 14.6%
1,137	Acorda Therapeutics, Inc.*	$39,579
680	Aegerion Pharmaceuticals, Inc.*	48,232
5,462	Alexion Pharmaceuticals, Inc.*	680,019
3,790	Alkermes PLC*	153,040
1,477	Alnylam Pharmaceuticals, Inc.*	90,392
21,042	Amgen, Inc.	2,400,471
6,096	Arena Pharmaceuticals, Inc.*	39,746
5,170	Ariad Pharmaceuticals, Inc.*	25,075
6,638	Biogen Idec, Inc.*	1,931,459
3,913	BioMarin Pharmaceutical, Inc.*	275,397
11,487	Celgene Corp.*	1,858,252
1,884	Cepheid, Inc.*	85,571
2,069	Cubist Pharmaceuticals, Inc.*	141,747
42,751	Gilead Sciences, Inc.*	3,198,202
4,050	Incyte Corp.*	188,730
3,221	Isis Pharmaceuticals, Inc.*	124,846
2,101	Medivation, Inc.*	132,384
2,088	Myriad Genetics, Inc.*	62,118
3,912	PDL BioPharma, Inc.	38,220
1,859	Pharmacyclics, Inc.*	231,483
2,179	Regeneron Pharmaceuticals, Inc.*	640,321
3,097	Seattle Genetics, Inc.*	127,256
2,160	Theravance, Inc.*	81,562
1,283	United Therapeutics Corp.*	118,434
6,503	Vertex Pharmaceuticals, Inc.*	451,438
		13,163,974
	Commercial Services & Supplies — 0.1%
1,952	Healthcare Services Group, Inc.	56,589
	Health Care Equipment & Supplies — 11.9%
43,407	Abbott Laboratories	1,657,713
2,146	Alere, Inc.*	70,217
1,962	Align Technology, Inc.*	107,204
15,160	Baxter International, Inc.	1,037,702
5,424	Becton, Dickinson and Co.	588,992
37,507	Boston Scientific Corp.*	434,331
2,211	C.R. Bard, Inc.	307,064
5,988	CareFusion Corp.*	238,622
1,367	Cooper Cos., Inc. (The)	180,089
12,848	Covidien PLC	877,005
3,974	DENTSPLY International, Inc.	189,003
3,136	Edwards Lifesciences Corp.*	205,502
1,436	Haemonetics Corp.*	60,685
1,639	Hill-Rom Holdings, Inc.	67,871
7,554	Hologic, Inc.*	169,134
1,468	IDEXX Laboratories, Inc.*	152,907
1,109	Intuitive Surgical, Inc.*	417,982
1,435	Masimo Corp.*	41,084
27,860	Medtronic, Inc.	1,596,935
Shares		Value
	Common Stocks (a) (continued)
3,968	ResMed, Inc.	$193,678
1,587	Sirona Dental Systems, Inc.*	109,154
8,021	St. Jude Medical, Inc.	468,587
1,650	STERIS Corp.	76,131
8,238	Stryker Corp.	613,072
1,149	Teleflex, Inc.	112,958
1,607	Thoratec Corp.*	63,268
3,007	Varian Medical Systems, Inc.*	234,696
1,949	West Pharmaceutical Services, Inc.	97,294
4,736	Zimmer Holdings, Inc.	432,918
		10,801,798
	Health Care Providers & Services — 10.2%
10,393	Aetna, Inc.	716,390
2,807	Brookdale Senior Living, Inc.*	81,852
1,526	Centene Corp.*	91,148
7,900	Cigna Corp.	690,855
2,648	Community Health Systems, Inc.	109,230
4,929	DaVita HealthCare Partners, Inc.*	293,522
22,741	Express Scripts Holding Co.*	1,531,606
8,542	HCA Holdings, Inc.	396,520
7,268	Health Management Associates, Inc., Class A*	95,138
2,218	Health Net, Inc.*	67,760
2,438	HealthSouth Corp.	87,256
2,416	Henry Schein, Inc.*	275,424
4,370	Humana, Inc.	454,436
2,517	Laboratory Corp. of America Holdings*	256,356
1,328	LifePoint Hospitals, Inc.*	68,033
750	Magellan Health Services, Inc.*	45,900
1,414	MEDNAX, Inc.*	156,671
1,768	Owens & Minor, Inc.	67,485
2,323	Patterson Cos., Inc.	96,381
4,242	Quest Diagnostics, Inc.	258,508
1,944	Team Health Holdings, Inc.*	90,843
2,838	Tenet Healthcare Corp.*	122,460
28,397	UnitedHealth Group, Inc.	2,115,009
2,496	Universal Health Services, Inc., Class B	205,745
1,216	WellCare Health Plans, Inc.*	90,349
8,350	WellPoint, Inc.	775,548
		9,240,425
	Health Care Technology — 0.1%
2,452	HMS Holdings Corp.*	56,175
	Life Sciences Tools & Services — 2.6%
559	Bio-Rad Laboratories, Inc., Class A*	68,545
1,370	Charles River Laboratories International, Inc.*	71,473
1,561	Covance, Inc.*	131,717

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRA HEALTH CARE 167

Shares		Value
	Common Stocks (a) (continued)
3,495	Illumina, Inc.*	$342,510
4,823	Life Technologies Corp.*	365,101
1,570	PAREXEL International Corp.*	64,715
926	Techne Corp.	79,210
10,069	Thermo Fisher Scientific, Inc.	1,015,459
2,380	Waters Corp.*	236,881
		2,375,611
	Pharmaceuticals — 30.6%
44,282	AbbVie, Inc.	2,145,463
4,842	Actavis PLC*	789,585
8,290	Allergan, Inc.	804,544
45,983	Bristol-Myers Squibb Co.	2,362,607
27,691	Eli Lilly & Co.	1,390,642
3,190	Endo Health Solutions, Inc.*	214,336
6,598	Forest Laboratories, Inc.*	338,543
4,627	Hospira, Inc.*	181,887
1,789	Impax Laboratories, Inc.*	43,008
1,490	Jazz Pharmaceuticals PLC*	174,211
78,710	Johnson & Johnson	7,450,689
1,612	Mallinckrodt PLC*	83,760
81,735	Merck & Co., Inc.	4,072,855
10,664	Mylan, Inc.*	470,602
3,233	Nektar Therapeutics*	40,606
2,629	Perrigo Co.	409,835
184,908	Pfizer, Inc.	5,867,131
1,542	Questcor Pharmaceuticals, Inc.	89,451
1,723	Salix Pharmaceuticals Ltd.*	146,128
1,830	ViroPharma, Inc.*	90,603
2,817	Vivus, Inc.*	28,226
13,965	Zoetis, Inc.	435,010
		27,629,722
	Total Common Stocks (Cost $61,638,583)	63,324,294
Principal Amount
	U.S. Government & Agency Security (a) — 7.7%
	Federal Home Loan Bank
$6,954,094	0.00%, due 12/02/13	6,954,094
	Total U.S. Government & Agency Security (Cost $6,954,094)	6,954,094
Principal Amount		Value
	Repurchase Agreements (a)(b) — 14.6%
$13,156,687	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $13,156,754	$13,156,687
	Total Repurchase Agreements (Cost $13,156,687)	13,156,687
	Total Investment Securities (Cost $81,749,364) — 92.4%	83,435,075
	Other assets less liabilities — 7.6%	6,897,803
	Net Assets — 100.0%	$90,332,878

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $14,368,259.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,081,533
Aggregate gross unrealized depreciation	(426,053)
Net unrealized appreciation	$1,655,480
Federal income tax cost of investments	$81,779,595

See accompanying notes to the financial statements.

168 :: RXL ULTRA HEALTH CARE :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements ‡

Ultra Health Care had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Health CareSM Index	11/06/14	$7,519,431	$4,602,765
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Health CareSM Index	12/06/13	37,554,550	1,675,794
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Health CareSM Index	12/06/13	20,868,964	929,768
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Health CareSM Index	12/06/13	3,219,076	87,136
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. Health CareSM Index	11/06/15	4,672,134	208,593
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Health CareSM Index	03/06/14	1,545,144	437,178
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Health CareSM Index	12/06/13	5,068,338	232,077
Swap Agreement with Deutsche Bank AG, based on the iShares® Dow Jones U.S. Healthcare Sector Index Fund	01/06/14	13,628,613	3,714,876
Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Healthcare Sector Index Fund	12/06/13	4,516,172	201,405
Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Dow Jones U.S. Healthcare Sector Index Fund	11/06/14	18,729,826	2,965,605
			$15,055,197

‡  Total return based on the underlying index less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.50%.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRA HEALTH CARE 169

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 70.2%
5,296	3M Co. (Industrial Conglomerates)	2.4%	$707,069
5,259	Accenture PLC, Class A (IT Services)	1.4%	407,415
2,698	Agilent Technologies, Inc. (Life Sciences Tools & Services)	0.5%	144,532
398	Alliance Data Systems Corp.* (IT Services)	0.3%	96,419
1,992	AMETEK, Inc. (Electrical Equipment)	0.3%	98,046
1,298	Amphenol Corp., Class A (Electronic Equipment, Instruments & Components)	0.4%	110,330
3,938	Automatic Data Processing, Inc. (IT Services)	1.1%	315,119
5,661	Boeing Co. (The) (Aerospace & Defense)	2.6%	759,989
5,189	Caterpillar, Inc. (Machinery)	1.5%	438,989
8,310	CSX Corp. (Road & Rail)	0.8%	226,614
1,420	Cummins, Inc. (Machinery)	0.7%	187,951
4,879	Danaher Corp. (Industrial Conglomerates)	1.3%	364,949
3,122	Deere & Co. (Machinery)	0.9%	262,997
1,392	Dover Corp. (Machinery)	0.4%	126,310
3,865	Eaton Corp. PLC (Electrical Equipment)	1.0%	280,831
5,828	Emerson Electric Co. (Electrical Equipment)	1.4%	390,418
2,228	Fastenal Co. (Trading Companies & Distributors)	0.4%	103,669
2,424	FedEx Corp. (Air Freight & Logistics)	1.2%	336,209
2,382	Fidelity National Information Services, Inc. (IT Services)	0.4%	120,720
1,061	Fiserv, Inc.* (IT Services)	0.4%	116,593
1,147	Flowserve Corp. (Machinery)	0.3%	81,873
1,330	Fluor Corp. (Construction & Engineering)	0.4%	103,487
2,711	General Dynamics Corp. (Aerospace & Defense)	0.8%	248,490
83,058	General Electric Co. (Industrial Conglomerates)	7.7%	2,214,327
6,401	Honeywell International, Inc. (Aerospace & Defense)	2.0%	566,552
3,361	Illinois Tool Works, Inc. (Machinery)	0.9%	267,468
2,207	Ingersoll-Rand PLC (Machinery)	0.5%	157,624
899	Kansas City Southern (Road & Rail)	0.4%	108,797
789	LinkedIn Corp., Class A* (Internet Software & Services)	0.6%	176,760
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
2,199	Lockheed Martin Corp. (Aerospace & Defense)	1.1%	$311,532
2,544	Norfolk Southern Corp. (Road & Rail)	0.8%	223,083
1,877	Northrop Grumman Corp. (Aerospace & Defense)	0.7%	211,500
2,887	PACCAR, Inc. (Machinery)	0.6%	165,454
1,217	Parker Hannifin Corp. (Machinery)	0.5%	143,411
2,653	Paychex, Inc. (IT Services)	0.4%	116,016
1,624	Pentair Ltd. (Machinery)	0.4%	114,849
1,187	Precision Castparts Corp. (Aerospace & Defense)	1.1%	306,780
2,630	Raytheon Co. (Aerospace & Defense)	0.8%	233,228
1,131	Rockwell Automation, Inc. (Electrical Equipment)	0.4%	128,459
809	Roper Industries, Inc. (Electrical Equipment)	0.4%	104,927
712	Sherwin-Williams Co. (The) (Chemicals)	0.4%	130,317
701	Stericycle, Inc.* (Commercial Services & Supplies)	0.3%	82,353
3,373	TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	0.6%	177,825
3,770	Tyco International Ltd. (Commercial Services & Supplies)	0.5%	143,788
3,783	Union Pacific Corp. (Road & Rail)	2.1%	612,997
5,892	United Parcel Service, Inc., Class B (Air Freight & Logistics)	2.1%	603,223
6,884	United Technologies Corp. (Aerospace & Defense)	2.6%	763,160
504	W.W. Grainger, Inc. (Trading Companies & Distributors)	0.4%	129,991
3,556	Waste Management, Inc. (Commercial Services & Supplies)	0.6%	162,438
123,871	Other Common Stocks	20.4%	5,893,430
	Total Common Stocks (Cost $19,064,551)		20,279,308
Principal Amount
	U.S. Government & Agency Security (a) — 0.7%
	Federal Home Loan Bank
$208,290	0.00%, due 12/02/13		208,290
	Total U.S. Government & Agency Security (Cost $208,290)		208,290

See accompanying notes to the financial statements.

170 :: UXI ULTRA INDUSTRIALS :: NOVEMBER 30, 2013 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Repurchase Agreements (a)(b) — 6.3%
$1,830,918	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $1,830,926	$1,830,918
	Total Repurchase Agreements (Cost $1,830,918)	1,830,918
	Total Investment Securities (Cost $21,103,759) — 77.2%	22,318,516
	Other assets less liabilities — 22.8%	6,592,576
	Net Assets — 100.0%	$28,911,092

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $10,325,402.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,215,607
Aggregate gross unrealized depreciation	(94,007)
Net unrealized appreciation	$1,121,600
Federal income tax cost of investments	$21,196,916

Swap Agreements ‡

Ultra Industrials had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones U.S. IndustrialsSM Index	12/06/13	$3,232,843	$71,713
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. IndustrialsSM Index	01/06/15	1,692,601	699,481
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. IndustrialsSM Index	12/06/13	726,102	25,275
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. IndustrialsSM Index	12/06/13	3,881,535	85,639
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. IndustrialsSM Index	12/06/13	3,240,253	64,099
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. IndustrialsSM Index	01/06/14	7,002,635	4,259,295
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. IndustrialsSM Index	01/06/14	685,589	710,615
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. IndustrialsSM Index	12/06/13	6,326,993	139,070
Swap Agreement with Deutsche Bank AG, based on the iShares® Dow Jones U.S. Industrials Sector Index Fund	12/06/13	3,995,921	86,671
Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Industrials Sector Index Fund	12/06/13	5,266,988	113,831
Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Dow Jones U.S. Industrials Sector Index Fund	01/06/15	1,466,462	835,159
			$7,090,848

‡  Total return based on the underlying index less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.34%.

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRA INDUSTRIALS 171

Ultra Industrials invested, as a percentage of net assets, in the following industries as of November 30, 2013:

Aerospace & Defense	14.2%
Air Freight & Logistics	3.9%
Building Products	0.9%
Chemicals	0.6%
Commercial Services & Supplies	2.8%
Construction & Engineering	1.5%
Construction Materials	0.5%
Containers & Packaging	1.8%
Diversified Financial Services	0.0%‡
Electrical Equipment	4.4%
Electronic Equipment, Instruments & Components	2.6%
Industrial Conglomerates	11.5%
Internet Software & Services	0.8%
IT Services	5.5%
Life Sciences Tools & Services	0.8%
Machinery	10.2%
Marine	0.2%
Multi-Utilities	0.2%
Office Electronics	0.1%
Oil, Gas & Consumable Fuels	0.1%
Paper & Forest Products	0.1%
Professional Services	1.2%
Road & Rail	4.7%
Semiconductors & Semiconductor Equipment	0.0%‡
Trading Companies & Distributors	1.6%
Other[1]	29.8%
100.0%

‡  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

172 :: UXI ULTRA INDUSTRIALS :: NOVEMBER 30, 2013 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) — 71.2%
	Electric Utilities — 0.3%
10,833	OGE Energy Corp.	$372,872
	Energy Equipment & Services — 15.0%
3,144	Atwood Oceanics, Inc.*	165,249
24,198	Baker Hughes, Inc.	1,378,318
1,986	Bristow Group, Inc.	159,277
13,442	Cameron International Corp.*	744,552
1,084	CARBO Ceramics, Inc.	133,364
2,507	Core Laboratories N.V.	456,625
3,797	Diamond Offshore Drilling, Inc.	228,010
4,165	Dresser-Rand Group, Inc.*	235,073
2,217	Dril-Quip, Inc.*	240,677
12,757	Ensco PLC, Class A	753,684
3,197	Exterran Holdings, Inc.*	103,966
12,939	FMC Technologies, Inc.*	622,366
46,183	Halliburton Co.	2,432,920
5,372	Helix Energy Solutions Group, Inc.*	119,312
5,816	Helmerich & Payne, Inc.	447,832
12,921	McDermott International, Inc.*	105,306
14,181	Nabors Industries Ltd.	234,696
23,350	National Oilwell Varco, Inc.	1,903,025
13,838	Noble Corp. PLC	527,505
5,909	Oceaneering International, Inc.	456,116
3,012	Oil States International, Inc.*	308,278
8,047	Patterson-UTI Energy, Inc.	187,576
6,784	Rowan Cos. PLC, Class A*	234,862
72,268	Schlumberger Ltd.	6,389,937
1,028	SEACOR Holdings, Inc.	95,655
8,715	Superior Energy Services, Inc.*	222,058
2,703	Tidewater, Inc.	154,179
18,503	Transocean Ltd.	932,181
2,387	Unit Corp.*	114,958
41,930	Weatherford International Ltd.*	656,624
		20,744,181
	Machinery — 0.1%
1,657	Chart Industries, Inc.*	161,226
	Oil, Gas & Consumable Fuels — 55.6%
27,456	Anadarko Petroleum Corp.	2,438,642
22,056	Apache Corp.	2,017,903
2,676	Berry Petroleum Co., Class A	134,656
22,978	Cabot Oil & Gas Corp.	791,592
12,126	Cheniere Energy, Inc.*	480,068
27,671	Chesapeake Energy Corp.	743,520
105,521	Chevron Corp.	12,919,991
Shares		Value
	Common Stocks (a) (continued)
4,725	Cimarex Energy Co.	$446,890
16,172	Cobalt International Energy, Inc.*	359,504
5,720	Concho Resources, Inc.*	594,480
66,797	ConocoPhillips	4,862,822
2,332	Continental Resources, Inc.*	250,713
20,367	Denbury Resources, Inc.*	339,722
20,844	Devon Energy Corp.	1,263,563
3,945	Energen Corp.	284,711
4,140	Energy XXI Bermuda Ltd.	112,442
14,879	EOG Resources, Inc.	2,455,035
8,225	EQT Corp.	700,030
7,367	EXCO Resources, Inc.	38,971
240,404	Exxon Mobil Corp.	22,472,966
4,590	Gulfport Energy Corp.*	268,194
15,755	Hess Corp.	1,278,203
10,916	HollyFrontier Corp.	523,750
36,774	Kinder Morgan, Inc.	1,306,948
14,504	Kodiak Oil & Gas Corp.*	164,475
38,760	Marathon Oil Corp.	1,396,910
17,099	Marathon Petroleum Corp.	1,414,771
9,596	Murphy Oil Corp.	623,068
7,410	Newfield Exploration Co.*	208,221
19,615	Noble Energy, Inc.	1,377,758
4,854	Oasis Petroleum, Inc.*	223,915
44,008	Occidental Petroleum Corp.	4,179,000
33,373	Phillips 66	2,323,095
7,567	Pioneer Natural Resources Co.	1,345,034
9,792	QEP Resources, Inc.	313,540
8,924	Range Resources Corp.	692,949
3,338	Rosetta Resources, Inc.*	168,803
19,567	SandRidge Energy, Inc.*	109,380
2,319	SemGroup Corp., Class A	142,340
3,655	SM Energy Co.	322,152
19,199	Southwestern Energy Co.*	742,233
7,378	Tesoro Corp.	432,572
8,355	Ultra Petroleum Corp.*	171,027
29,610	Valero Energy Corp.	1,353,769
2,942	Western Refining, Inc.	114,944
6,521	Whiting Petroleum Corp.*	393,868
37,314	Williams Cos., Inc. (The)	1,314,199
10,956	WPX Energy, Inc.*	203,672
		76,817,011
	Semiconductors & Semiconductor Equipment — 0.2%
3,787	First Solar, Inc.*	226,539
	Total Common Stocks (Cost $98,200,865)	98,321,829

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRA OIL & GAS 173

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 22.7%
	Federal Home Loan Bank
$12,184,786	0.00%, due 12/02/13	$12,184,786
	U.S. Treasury Bills
3,915,000	0.00%, due 01/09/14	3,914,822
1,000,000	0.00%, due 02/13/14	999,950
9,200,000	0.00%, due 03/13/14	9,199,166
5,000,000	0.00%, due 04/10/14	4,998,998
	Total U.S. Government & Agency Securities (Cost $31,297,722)	31,297,722
	Repurchase Agreements (a)(b) — 17.7%
24,440,948	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $24,441,072	24,440,948
	Total Repurchase Agreements (Cost $24,440,948)	24,440,948
	Total Investment Securities (Cost $153,939,535) — 111.6%	154,060,499
	Liabilities in excess of other assets — (11.6%)	(15,969,280)
	Net Assets — 100.0%	$138,091,219

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $28,819,543.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,093,430
Aggregate gross unrealized depreciation	(2,038,876)
Net unrealized appreciation	$54,554
Federal income tax cost of investments	$154,005,945

Swap Agreements ‡

Ultra Oil & Gas had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Oil & GasSM Index	01/06/15	$8,270,462	$3,884,410
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Oil & GasSM Index	12/06/13	25,781,403	(56,082)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & GasSM Index	12/06/13	8,021,433	(22,217)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Oil & GasSM Index	12/06/13	25,486,690	(105,272)
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. Oil & GasSM Index	01/06/14	23,349,607	6,803,014
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Oil & GasSM Index	01/06/14	29,622,901	5,741,259
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & GasSM Index	12/06/13	5,400,599	(15,141)
Swap Agreement with Deutsche Bank AG, based on the iShares® Dow Jones U.S. Energy Sector Index Fund	01/06/14	10,879,990	1,541,924
Swap Agreement with Goldman Sachs International, based on the iShares® Dow Jones U.S. Energy Sector Index Fund	01/06/14	24,054,698	937,531
Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Energy Sector Index Fund	12/06/13	12,673,117	(127,007)
Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Dow Jones U.S. Energy Sector Index Fund	11/06/14	4,324,217	926,681
			$19,509,100

‡  Total return based on the underlying index less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.42%.

See accompanying notes to the financial statements.

174 :: DIG ULTRA OIL & GAS :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 49.0%
	Federal Home Loan Bank
$64,527,828	0.00%, due 12/02/13	$64,527,828
	U.S. Treasury Bills
1,550,000	0.00%, due 12/26/13	1,549,959
8,000,000	0.00%, due 01/09/14	7,999,636
10,000,000	0.00%, due 03/13/14	9,999,093
2,595,000	0.00%, due 03/20/14	2,594,682
3,700,000	0.00%, due 04/10/14	3,699,258
53,271,000	0.00%, due 04/17/14	53,258,634
10,000,000	0.00%, due 04/24/14	9,996,600
	Total U.S. Government & Agency Securities (Cost $153,625,690)	153,625,690
	Repurchase Agreements (a)(b) — 46.5%
145,853,518	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $145,854,250	145,853,518
	Total Repurchase Agreements (Cost $145,853,518)	145,853,518
	Total Investment Securities (Cost $299,479,208) † — 95.5%	299,479,208
	Other assets less liabilities — 4.5%	14,029,800
	Net Assets — 100.0%	$313,509,008

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $119,936,698.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ‡

Ultra Real Estate had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones U.S. Real EstateSM Index	12/06/13	$7,409,196	$(306,752)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Real EstateSM Index	11/06/14	86,157,292	(365,936)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Real EstateSM Index	12/06/13	58,197,689	(2,205,775)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real EstateSM Index	12/06/13	6,299,937	(260,024)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Real EstateSM Index	12/06/13	58,178,163	(2,723,045)
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. Real EstateSM Index	01/06/14	12,510,797	7,375,323
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Real EstateSM Index	11/06/15	26,463,467	(1,091,241)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real EstateSM Index	12/06/13	32,253,040	(1,125,736)
Swap Agreement with Deutsche Bank AG, based on the iShares® Dow Jones U.S. Real Estate Index Fund	01/06/14	8,966,804	7,347,014
Swap Agreement with Goldman Sachs International, based on the iShares® Dow Jones U.S. Real Estate Index Fund	01/06/14	247,620,901	(11,738,087)
Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Real Estate Index Fund	12/06/13	44,750,100	(2,592,725)
Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Dow Jones U.S. Real Estate Index Fund	11/06/14	38,949,210	13,327,578
			$5,640,594

‡  Total return based on the underlying index less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.26%.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRA REAL ESTATE 175

Shares		Value
	Common Stocks (a) — 70.8%
	Commercial Banks — 67.0%
14,877	Associated Banc-Corp	$256,479
15,032	BancorpSouth, Inc.	359,415
3,564	Bank of Hawaii Corp.	210,811
2,480	BOK Financial Corp.	156,984
18,829	Boston Private Financial Holdings, Inc.	223,971
10,616	Cathay General Bancorp	293,320
4,339	City Holding Co.	213,522
3,177	City National Corp./CA	242,596
11,545	Columbia Banking System, Inc.	320,027
5,966	Community Bank System, Inc.	231,839
16,117	CVB Financial Corp.	260,128
6,586	East West Bancorp, Inc.	225,768
20,844	First Commonwealth Financial Corp.	195,100
11,468	First Financial Bancorp	189,566
4,727	First Financial Bankshares, Inc.	313,778
11,313	First Horizon National Corp.	126,819
16,737	First Midwest Bancorp, Inc./IL	307,291
8,368	First Republic Bank/CA	427,605
15,885	FirstMerit Corp.	364,720
20,379	FNB Corp./PA	259,017
14,722	Fulton Financial Corp.	192,417
9,763	Glacier Bancorp, Inc.	292,499
4,882	Hancock Holding Co.	171,846
2,170	Iberiabank Corp.	136,059
9,453	MB Financial, Inc.	308,262
19,681	National Penn Bancshares, Inc.	222,198
18,364	Old National Bancorp/IN	285,560
6,741	PacWest Bancorp	277,325
2,092	Park National Corp.	176,648
11,778	Pinnacle Financial Partners, Inc.	383,374
8,601	PrivateBancorp, Inc.	238,506
4,262	Prosperity Bancshares, Inc.	273,322
6,354	S&T Bancorp, Inc.	167,174
3,177	Signature Bank/NY*	337,556
30,607	Susquehanna Bancshares, Inc.	385,342
3,874	SVB Financial Group*	392,204
85,002	Synovus Financial Corp.	296,657
10,228	TCF Financial Corp.	160,273
6,819	Texas Capital Bancshares, Inc.*	383,023
7,206	Trustmark Corp.	202,128
2,789	UMB Financial Corp.	178,831
15,187	Umpqua Holdings Corp.	279,593
6,664	United Bankshares, Inc./WV	216,247
16,117	Valley National Bancorp	163,588
11,468	Webster Financial Corp.	338,077
3,254	Westamerica Bancorp.	180,207
6,664	Wintrust Financial Corp.	302,279
		12,119,951
Shares		Value
	Common Stocks (a) (continued)
	Thrifts & Mortgage Finance — 3.8%
19,914	Brookline Bancorp, Inc.	$182,014
13,173	Provident Financial Services, Inc.	257,532
10,925	Washington Federal, Inc.	255,536
		695,082
	Total Common Stocks (Cost $11,560,549)	12,815,033
Principal Amount
	U.S. Government & Agency Security (a) — 5.6%
	Federal Home Loan Bank
$1,008,183	0.00%, due 12/02/13	1,008,183
	Total U.S. Government & Agency Security (Cost $1,008,183)	1,008,183
	Repurchase Agreements (a)(b) — 12.4%
2,236,301	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $2,236,311	2,236,301
	Total Repurchase Agreements (Cost $2,236,301)	2,236,301
	Total Investment Securities (Cost $14,805,033) — 88.8%	16,059,517
	Other assets less liabilities — 11.2%	2,016,570
	Net Assets — 100.0%	$18,076,087

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $926,146.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,292,936
Aggregate gross unrealized depreciation	(48,553)
Net unrealized appreciation	$1,244,383
Federal income tax cost of investments	$14,815,134
See accompanying notes to the financial statements.

176 :: KRU Ultra KBW Regional Banking :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements ‡

Ultra KBW Regional Banking had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Deutsche Bank AG, based on the KBW Regional Banking IndexSM	12/06/13	$2,992,906	$155,674
Equity Index Swap Agreement with Merrill Lynch International, based on the KBW Regional Banking IndexSM	12/06/13	5,945,297	299,341
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the KBW Regional Banking IndexSM	03/06/14	2,041,715	429,113
Equity Index Swap Agreement with Societe Generale, based on the KBW Regional Banking IndexSM	03/06/14	11,720,706	1,510,139
Equity Index Swap Agreement with UBS AG, based on the KBW Regional Banking IndexSM	12/06/13	665,907	36,051
Swap Agreement with Merrill Lynch International, based on the PowerShares KBW Regional Banking Portfolio	12/06/13	59,806	3,425
			$2,433,743

‡  Total return based on the underlying index less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.36%.

See accompanying notes to the financial statements.

PROSHARES TRUSTSCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRA KBW REGIONAL BANKING 177

Shares		Value
	Common Stocks (a) — 72.3%
	Communications Equipment — 0.3%
2,129	InterDigital, Inc.	$72,152
	Computers & Peripherals — 3.1%
11,677	SanDisk Corp.	795,787
1,729	Synaptics, Inc.*	87,332
		883,119
	Semiconductors & Semiconductor Equipment — 68.9%
31,636	Advanced Micro Devices, Inc.*	115,155
16,514	Altera Corp.	532,577
16,060	Analog Devices, Inc.	774,413
62,177	Applied Materials, Inc.	1,075,662
22,102	Atmel Corp.*	169,080
12,763	Avago Technologies Ltd.	570,889
28,433	Broadcom Corp., Class A	758,877
2,667	Cavium, Inc.*	96,546
3,280	Cirrus Logic, Inc.*	66,190
6,209	Cree, Inc.*	346,462
7,099	Cypress Semiconductor Corp.*	68,789
6,596	Fairchild Semiconductor International, Inc.*	83,967
1,632	Hittite Microwave Corp.*	103,191
7,050	Integrated Device Technology, Inc.*	69,936
257,530	Intel Corp.	6,139,515
3,659	International Rectifier Corp.*	87,597
8,567	KLA-Tencor Corp.	547,174
8,434	Lam Research Corp.*	439,496
12,054	Linear Technology Corp.	512,898
28,279	LSI Corp.	228,212
21,113	Marvell Technology Group Ltd.	300,438
15,046	Maxim Integrated Products, Inc.	428,510
10,199	Microchip Technology, Inc.	441,515
53,681	Micron Technology, Inc.*	1,132,669
4,817	Microsemi Corp.*	117,679
29,909	NVIDIA Corp.	466,580
23,301	ON Semiconductor Corp.*	165,204
10,605	PMC-Sierra, Inc.*	63,630
14,542	RF Micro Devices, Inc.*	76,782
3,518	Semtech Corp.*	104,555
2,031	Silicon Laboratories, Inc.*	79,311
9,705	Skyworks Solutions, Inc.*	258,056
12,458	SunEdison, Inc.*	158,341
9,897	Teradyne, Inc.*	168,546
56,922	Texas Instruments, Inc.	2,447,646
13,766	Xilinx, Inc.	611,623
		19,807,711
	Total Common Stocks (Cost $18,905,928)	20,762,982
Principal Amount		Value
	U.S. Government & Agency Security (a) — 7.2%
	Federal Home Loan Bank
$2,079,761	0.00%, due 12/02/13	$2,079,761
	Total U.S. Government & Agency Security (Cost $2,079,761)	2,079,761
	Repurchase Agreements (a)(b) — 13.3%
3,824,684	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $3,824,704	3,824,684
	Total Repurchase Agreements (Cost $3,824,684)	3,824,684
	Total Investment Securities (Cost $24,810,373) — 92.8%	26,667,427
	Other assets less liabilities — 7.2%	2,071,050
	Net Assets — 100.0%	$28,738,477

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $1,904,026.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,065,247
Aggregate gross unrealized depreciation	(495,491)
Net unrealized appreciation	$1,569,756
Federal income tax cost of investments	$25,097,671

See accompanying notes to the financial statements.

178 :: USD Ultra Semiconductors :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements ‡

Ultra Semiconductors had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. SemiconductorsSM Index	11/06/14	$337,900	$48,744
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. SemiconductorsSM Index	12/06/13	1,135,604	(4,502)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. SemiconductorsSM Index	12/06/13	760,665	(5,201)
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. SemiconductorsSM Index	03/06/14	23,658,278	1,419,333
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. SemiconductorsSM Index	03/06/14	10,342,135	582,851
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. SemiconductorsSM Index	12/06/13	430,805	2,099
			$2,043,324

‡  Total return based on the underlying index less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.50%.

See accompanying notes to the financial statements.

PROSHARES TRUSTSCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRA SEMICONDUCTORS 179

Shares		Value
	Common Stocks (a) — 70.1%
	Commercial Services & Supplies — 0.1%
6,482	Pitney Bowes, Inc.	$150,188
	Communications Equipment — 7.7%
1,870	ADTRAN, Inc.	48,022
3,683	ARRIS Group, Inc.*	75,575
3,667	Aruba Networks, Inc.*	65,419
14,368	Brocade Communications Systems, Inc.*	126,295
3,313	Ciena Corp.*	73,582
172,201	Cisco Systems, Inc.	3,659,271
2,515	F5 Networks, Inc.*	206,884
3,012	Finisar Corp.*	62,318
3,435	Harris Corp.	221,592
1,323	InterDigital, Inc.	44,836
7,629	JDS Uniphase Corp.*	92,616
16,279	Juniper Networks, Inc.*	329,975
7,599	Motorola Solutions, Inc.	500,622
1,439	Palo Alto Networks, Inc.*	71,878
1,409	Plantronics, Inc.	63,025
4,565	Polycom, Inc.*	49,074
55,096	QUALCOMM, Inc.	4,053,964
5,276	Riverbed Technology, Inc.*	91,275
1,343	ViaSat, Inc.*	80,808
		9,917,031
	Computers & Peripherals — 17.1%
3,035	3D Systems Corp.*	228,111
29,179	Apple, Inc.	16,225,566
2,051	Diebold, Inc.	70,001
1,491	Electronics For Imaging, Inc.*	59,043
66,832	EMC Corp.	1,593,943
61,725	Hewlett-Packard Co.	1,688,179
2,010	Lexmark International, Inc., Class A	71,094
5,332	NCR Corp.*	186,353
10,923	NetApp, Inc.	450,574
7,255	SanDisk Corp.	494,428
10,410	Seagate Technology PLC	510,506
1,074	Synaptics, Inc.*	54,248
6,774	Western Digital Corp.	508,321
		22,140,367
	Electronic Equipment, Instruments & Components — 0.7%
46,905	Corning, Inc.	801,137
4,906	Ingram Micro, Inc., Class A*	114,997
1,213	Tech Data Corp.*	62,882
		979,016
Shares		Value
	Common Stocks (a) (continued)
	Health Care Technology — 0.7%
5,090	Allscripts Healthcare Solutions, Inc.*	$76,045
1,184	athenahealth, Inc.*	155,305
9,477	Cerner Corp.*	544,643
805	Medidata Solutions, Inc.*	95,723
		871,716
	Household Durables — 0.1%
3,952	Garmin Ltd.	191,909
	Internet Software & Services — 11.2%
5,722	Akamai Technologies, Inc.*	255,888
2,466	AOL, Inc.*	109,934
1,585	Equinix, Inc.*	254,710
52,405	Facebook, Inc., Class A*	2,463,559
8,985	Google, Inc., Class A*	9,520,416
2,452	IAC/InterActiveCorp	140,279
1,397	j2 Global, Inc.	67,014
5,067	Pandora Media, Inc.*	143,903
3,659	Rackspace Hosting, Inc.*	139,810
4,335	VeriSign, Inc.*	246,488
30,476	Yahoo!, Inc.*	1,127,003
		14,469,004
	IT Services — 6.4%
5,196	Amdocs Ltd.	210,230
747	CACI International, Inc., Class A*	53,612
9,679	Cognizant Technology Solutions Corp., Class A*	908,761
4,743	Computer Sciences Corp.	249,577
967	DST Systems, Inc.	85,386
2,992	Gartner, Inc.*	193,433
33,072	International Business Machines Corp.	5,942,377
2,339	Leidos Holdings, Inc.	113,746
1,337	Science Applications International Corp.	49,268
5,238	Teradata Corp.*	239,062
3,929	Vantiv, Inc., Class A*	119,049
3,508	VeriFone Systems, Inc.*	89,840
		8,254,341
	Office Electronics — 0.3%
37,211	Xerox Corp.	423,461

See accompanying notes to the financial statements.

180 :: ROM Ultra Technology :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) (continued)
	Semiconductors & Semiconductor Equipment — 9.5%
19,656	Advanced Micro Devices, Inc.*	$71,548
10,261	Altera Corp.	330,917
9,979	Analog Devices, Inc.	481,187
38,632	Applied Materials, Inc.	668,334
13,733	Atmel Corp.*	105,057
7,930	Avago Technologies Ltd.	354,709
17,666	Broadcom Corp., Class A	471,506
1,657	Cavium, Inc.*	59,983
2,038	Cirrus Logic, Inc.*	41,127
3,858	Cree, Inc.*	215,276
4,411	Cypress Semiconductor Corp.*	42,743
4,098	Fairchild Semiconductor International, Inc.*	52,168
1,014	Hittite Microwave Corp.*	64,115
4,380	Integrated Device Technology, Inc.*	43,450
160,010	Intel Corp.	3,814,638
2,273	International Rectifier Corp.*	54,416
5,323	KLA-Tencor Corp.	339,980
5,240	Lam Research Corp.*	273,056
7,490	Linear Technology Corp.	318,699
17,571	LSI Corp.	141,798
13,118	Marvell Technology Group Ltd.	186,669
9,349	Maxim Integrated Products, Inc.	266,260
6,337	Microchip Technology, Inc.	274,329
33,353	Micron Technology, Inc.*	703,748
2,993	Microsemi Corp.*	73,119
18,583	NVIDIA Corp.	289,895
14,477	ON Semiconductor Corp.*	102,642
6,589	PMC-Sierra, Inc.*	39,534
9,035	RF Micro Devices, Inc.*	47,705
2,186	Semtech Corp.*	64,968
1,262	Silicon Laboratories, Inc.*	49,281
6,030	Skyworks Solutions, Inc.*	160,338
7,740	SunEdison, Inc.*	98,375
6,149	Teradyne, Inc.*	104,717
35,367	Texas Instruments, Inc.	1,520,781
8,553	Xilinx, Inc.	380,010
		12,307,078
	Software — 16.3%
1,270	ACI Worldwide, Inc.*	81,953
15,002	Adobe Systems, Inc.*	851,813
2,969	ANSYS, Inc.*	254,354
3,010	Aspen Technology, Inc.*	118,985
7,162	Autodesk, Inc.*	324,080
Shares		Value
	Common Stocks (a) (continued)
10,536	CA, Inc.	$347,688
9,120	Cadence Design Systems, Inc.*	120,840
6,018	Citrix Systems, Inc.*	356,988
1,411	CommVault Systems, Inc.*	105,613
6,894	Compuware Corp.	75,765
1,512	Concur Technologies, Inc.*	146,800
1,131	Fair Isaac Corp.	66,740
4,386	Fortinet, Inc.*	75,001
2,109	Guidewire Software, Inc.*	100,663
3,476	Informatica Corp.*	134,903
9,537	Intuit, Inc.	707,931
3,093	Mentor Graphics Corp.	69,670
2,461	MICROS Systems, Inc.*	132,205
243,461	Microsoft Corp.	9,283,168
970	NetSuite, Inc.*	93,198
8,471	Nuance Communications, Inc.*	114,528
114,523	Oracle Corp.	4,041,517
1,738	Progress Software Corp.*	45,779
3,840	PTC, Inc.*	124,954
2,822	Qlik Technologies, Inc.*	70,776
6,080	Red Hat, Inc.*	284,848
3,264	Rovi Corp.*	60,058
17,611	Salesforce.com, Inc.*	917,357
3,207	ServiceNow, Inc.*	170,324
2,107	SolarWinds, Inc.*	70,458
2,210	Solera Holdings, Inc.	147,517
2,567	Splunk, Inc.*	185,235
1,989	SS&C Technologies Holdings, Inc.*	85,746
22,438	Symantec Corp.	504,631
4,959	Synopsys, Inc.*	181,648
4,906	TIBCO Software, Inc.*	118,578
900	Tyler Technologies, Inc.*	92,349
917	Ultimate Software Group, Inc. (The)*	143,685
2,759	VMware, Inc., Class A*	222,458
1,000	Workday, Inc., Class A*	82,350
		21,113,154
	Total Common Stocks (Cost $83,436,768)	90,817,265
Principal Amount
	U.S. Government & Agency Security (a) — 7.1%
	Federal Home Loan Bank
$9,156,393	0.00%, due 12/02/13	9,156,393
	Total U.S. Government & Agency Security (Cost $9,156,393)	9,156,393

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRA TECHNOLOGY 181

Principal Amount		Value
	Repurchase Agreements (a)(b) — 17.9%
$23,144,646	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $23,144,761	$23,144,646
	Total Repurchase Agreements (Cost $23,144,646)	23,144,646
	Total Investment Securities (Cost $115,737,807) — 95.1%	123,118,304
	Other assets less liabilities — 4.9%	6,362,104
	Net Assets — 100.0%	$129,480,408

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $16,171,429.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,843,472
Aggregate gross unrealized depreciation	(552,766)
Net unrealized appreciation	$7,290,706
Federal income tax cost of investments	$115,827,598

Swap Agreements ‡

Ultra Technology had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones U.S. TechnologySM Index	12/06/13	$2,963,639	$66,269
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. TechnologySM Index	11/06/14	21,875,361	5,496,275
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. TechnologySM Index	12/06/13	14,507,268	333,692
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. TechnologySM Index	12/06/13	47,220,077	1,050,226
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. TechnologySM Index	12/06/13	5,489,583	40,658
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. TechnologySM Index	03/06/14	2,448,492	2,055,729
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. TechnologySM Index	01/06/14	7,280,082	1,235,584
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. TechnologySM Index	12/06/13	8,870,138	206,883
Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Technology Sector Index Fund	12/06/13	51,636,657	1,231,249
Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Dow Jones U.S. Technology Sector Index Fund	11/06/14	5,718,142	1,150,974
			$12,867,539

‡  Total return based on the underlying index less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.40%.

See accompanying notes to the financial statements.

182 :: ROM Ultra Technology :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) — 69.1%
	Communications Equipment — 1.2%
5,757	Ruckus Wireless, Inc.*	$75,071
	Diversified Telecommunication Services — 40.9%
10,257	8x8, Inc.*	106,878
15,521	AT&T, Inc.	546,493
1,561	Atlantic Tele-Network, Inc.	87,525
8,931	CenturyLink, Inc.	274,182
27,392	Cincinnati Bell, Inc.*	87,654
4,892	Consolidated Communications Holdings, Inc.	94,538
38,858	Frontier Communications Corp.	181,855
6,570	General Communication, Inc., Class A*	65,372
6,386	Level 3 Communications, Inc.*	194,262
5,680	tw telecom, inc.*	160,858
10,075	Verizon Communications, Inc.	499,922
25,155	Vonage Holdings Corp.*	83,263
21,138	Windstream Holdings, Inc.	170,584
		2,553,386
	Wireless Telecommunication Services — 27.0%
4,643	Crown Castle International Corp.*	344,650
6,028	Leap Wireless International, Inc.*	100,125
14,810	NII Holdings, Inc.*	37,617
3,647	NTELOS Holdings Corp.	78,082
2,940	SBA Communications Corp., Class A*	250,400
3,881	Shenandoah Telecommunications Co.	96,947
28,901	Sprint Corp.*	242,479
4,971	Telephone & Data Systems, Inc.	138,244
9,509	T-Mobile US, Inc.*	247,329
1,843	United States Cellular Corp.	81,774
4,547	USA Mobility, Inc.	66,796
		1,684,443
	Total Common Stocks (Cost $4,288,097)	4,312,900
Principal Amount
	U.S. Government & Agency Security (a) — 6.8%
	Federal Home Loan Bank
$423,451	0.00%, due 12/02/13	423,451
	Total U.S. Government & Agency Security (Cost $423,451)	423,451
Principal Amount		Value
	Repurchase Agreements (a)(b) — 15.5%
$968,852	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $968,856	$968,852
	Total Repurchase Agreements (Cost $968,852)	968,852
	Total Investment Securities (Cost $5,680,400) — 91.4%	5,705,203
	Other assets less liabilities — 8.6%	536,104
	Net Assets — 100.0%	$6,241,307

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $912,977.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$190,654
Aggregate gross unrealized depreciation	(202,689)
Net unrealized depreciation	$(12,035)
Federal income tax cost of investments	$5,717,238

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRA TELECOMMUNICATIONS 183

Swap Agreements ‡

Ultra Telecommunications had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones U.S. Select TelecommunicationsSM Index	12/06/13	$224,490	$(5,820)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Select TelecommunicationsSM Index	11/06/14	1,128,314	212,386
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	12/06/13	212,298	(10,596)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Select TelecommunicationsSM Index	12/06/13	201,110	(5,239)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Select TelecommunicationsSM Index	12/06/13	2,722,250	(78,320)
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. Select TelecommunicationsSM Index	11/06/15	318,090	(8,255)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Select TelecommunicationsSM Index	11/06/15	450,943	(11,731)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	12/06/13	223,135	(5,551)
Swap Agreement with Deutsche bank AG, based on the iShares® Dow Jones U.S. Telecommunications Sector Index Fund	01/06/14	1,744,349	13,399
Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Telecommunications Sector Index Fund	12/06/13	102,474	(2,858)
Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Dow Jones U.S. Telecommunications Sector Index Fund	11/06/14	843,925	311,253
			$408,668

‡  Total return based on the underlying index less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.27%.

See accompanying notes to the financial statements.

184 :: LTL ULTRA TELECOMMUNICATIONS :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Common Stocks (a) — 72.9%
	Electric Utilities — 36.4%
448	ALLETE, Inc.	$22,077
5,973	American Electric Power Co., Inc.	281,089
742	Cleco Corp.	33,917
8,662	Duke Energy Corp.	605,994
3,998	Edison International	184,748
494	El Paso Electric Co.	17,799
2,188	Entergy Corp.	135,415
10,510	Exelon Corp.	282,824
5,132	FirstEnergy Corp.	167,457
1,887	Great Plains Energy, Inc.	44,797
1,216	Hawaiian Electric Industries, Inc.	30,777
616	IDACORP, Inc.	31,835
644	ITC Holdings Corp.	58,269
5,211	NextEra Energy, Inc.	440,799
3,862	Northeast Utilities	158,651
2,891	NV Energy, Inc.	68,372
3,057	Pepco Holdings, Inc.	58,328
1,350	Pinnacle West Capital Corp.	72,036
977	PNM Resources, Inc.	22,735
949	Portland General Electric Co.	28,290
7,751	PPL Corp.	238,033
10,723	Southern Co. (The)	435,675
686	UIL Holdings Corp.	25,746
509	UNS Energy Corp.	24,371
1,559	Westar Energy, Inc.	48,890
6,105	Xcel Energy, Inc.	171,062
		3,689,986
	Gas Utilities — 5.8%
1,455	AGL Resources, Inc.	67,716
1,112	Atmos Energy Corp.	49,428
1,026	National Fuel Gas Co.	69,234
508	New Jersey Resources Corp.	23,211
331	Northwest Natural Gas Co.	14,077
2,530	ONEOK, Inc.	146,917
932	Piedmont Natural Gas Co., Inc.	30,896
2,148	Questar Corp.	48,373
394	South Jersey Industries, Inc.	22,340
569	Southwest Gas Corp.	30,191
1,400	UGI Corp.	56,364
635	WGL Holdings, Inc.	25,305
		584,052
	Independent Power Producers & Energy Traders — 3.2%
7,552	AES Corp. (The)	110,033
4,469	Calpine Corp.*	84,509
1,206	Dynegy, Inc.*	25,820
3,962	NRG Energy, Inc.	104,834
		325,196
Shares		Value
	Common Stocks (a) (continued)
	Multi-Utilities — 23.4%
1,361	Alliant Energy Corp.	$70,091
2,977	Ameren Corp.	106,725
736	Avista Corp.	20,056
546	Black Hills Corp.	27,447
5,259	CenterPoint Energy, Inc.	123,218
3,262	CMS Energy Corp.	86,573
3,594	Consolidated Edison, Inc.	198,425
7,105	Dominion Resources, Inc.	461,186
2,147	DTE Energy Co.	143,291
977	Integrys Energy Group, Inc.	52,504
3,835	NiSource, Inc.	121,263
472	NorthWestern Corp.	20,759
5,464	PG&E Corp.	220,582
6,207	Public Service Enterprise Group, Inc.	202,907
1,718	SCANA Corp.	81,038
2,787	Sempra Energy	246,482
2,506	TECO Energy, Inc.	42,702
1,010	Vectren Corp.	35,027
2,793	Wisconsin Energy Corp.	116,664
		2,376,940
	Oil, Gas & Consumable Fuels — 2.7%
8,213	Spectra Energy Corp.	275,546
	Water Utilities — 1.4%
2,184	American Water Works Co., Inc.	92,492
2,165	Aqua America, Inc.	52,112
		144,604
	Total Common Stocks (Cost $8,004,167)	7,396,324
Principal Amount
	U.S. Government & Agency Security (a) — 7.8%
	Federal Home Loan Bank
$792,403	0.00%, due 12/02/13	792,403
	Total U.S. Government & Agency Security (Cost $792,403)	792,403
	Repurchase Agreements (a)(b) — 19.9%
2,013,084	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $2,013,093	2,013,084
	Total Repurchase Agreements (Cost $2,013,084)	2,013,084
	Total Investment Securities (Cost $10,809,654) — 100.6%	10,201,811
	Liabilities in excess of other assets — (0.6%)	(62,816)
	Net Assets — 100.0%	$10,138,995

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRA UTILITIES 185

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $1,566,245.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$59,640
Aggregate gross unrealized depreciation	(668,899)
Net unrealized depreciation	$(609,259)
Federal income tax cost of investments	$10,811,070

Swap Agreements ‡

Ultra Utilities had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. UtilitiesSM Index	11/06/14	$959,642	$91,450
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. UtilitiesSM Index	12/06/13	1,960,858	(73,513)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. UtilitiesSM Index	12/06/13	417,967	(27,606)
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. UtilitiesSM Index	11/06/15	1,175,200	(41,776)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. UtilitiesSM Index	03/06/14	3,397,838	104,011
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. UtilitiesSM Index	12/06/13	1,177,296	(46,195)
Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Utilities Sector Index Fund	12/06/13	3,259,109	(117,467)
Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Dow Jones U.S. Utilities Sector Index Fund	11/06/14	541,319	14,841
			$(96,255)

‡  Total return based on the underlying index less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.32%.

See accompanying notes to the financial statements.

186 :: UPW ULTRA UTILITIES :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 75.8%
1,745	ACE Ltd. (Insurance)	0.8%	$179,351
2,386	Aflac, Inc. (Insurance)	0.7%	158,359
2,378	Allstate Corp. (The) (Insurance)	0.6%	129,054
4,760	American Express Co. (Consumer Finance)	1.7%	408,408
7,574	American International Group, Inc. (Insurance)	1.6%	376,806
2,026	American Tower Corp. (Real Estate Investment Trusts)	0.7%	157,562
1,015	Ameriprise Financial, Inc. (Capital Markets)	0.5%	109,874
1,577	Aon PLC (Insurance)	0.5%	128,746
55,116	Bank of America Corp. (Diversified Financial Services)	3.7%	871,935
5,902	Bank of New York Mellon Corp. (The) (Capital Markets)	0.9%	198,897
3,611	BB&T Corp. (Commercial Banks)	0.5%	125,446
9,234	Berkshire Hathaway, Inc., Class B* (Insurance)	4.6%	1,076,038
646	BlackRock, Inc. (Capital Markets)	0.8%	195,577
3,003	Capital One Financial Corp. (Consumer Finance)	0.9%	215,105
5,933	Charles Schwab Corp. (The) (Capital Markets)	0.6%	145,240
1,311	Chubb Corp. (The) (Insurance)	0.5%	126,446
15,601	Citigroup, Inc. (Diversified Financial Services)	3.5%	825,605
1,612	CME Group, Inc. (Diversified Financial Services)	0.6%	132,103
2,482	Discover Financial Services (Consumer Finance)	0.6%	132,290
1,719	Equity Residential (Real Estate Investment Trusts)	0.4%	88,597
4,551	Fifth Third Bancorp (Commercial Banks)	0.4%	92,476
2,086	Franklin Resources, Inc. (Capital Markets)	0.5%	115,544
2,143	Goldman Sachs Group, Inc. (The) (Capital Markets)	1.5%	362,038
2,334	Hartford Financial Services Group, Inc. (Insurance)	0.4%	83,160
2,335	HCP, Inc. (Real Estate Investment Trusts)	0.4%	85,858
1,471	Health Care REIT, Inc. (Real Estate Investment Trusts)	0.4%	82,361
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
586	IntercontinentalExchange Group, Inc.* (Diversified Financial Services)	0.5%	$125,065
2,272	Invesco Ltd. (Capital Markets)	0.3%	79,179
19,312	JPMorgan Chase & Co. (Diversified Financial Services)	4.7%	1,105,033
2,820	Marsh & McLennan Cos., Inc. (Insurance)	0.6%	133,809
532	MasterCard, Inc., Class A (IT Services)	1.7%	404,751
1,412	McGraw Hill Financial, Inc. (Diversified Financial Services)	0.5%	105,194
5,745	MetLife, Inc. (Insurance)	1.3%	299,832
7,134	Morgan Stanley (Capital Markets)	1.0%	223,294
2,727	PNC Financial Services Group, Inc. (The) (Commercial Banks)	0.9%	209,843
2,838	Progressive Corp. (The) (Insurance)	0.3%	79,265
2,558	Prologis, Inc. (Real Estate Investment Trusts)	0.4%	97,025
2,386	Prudential Financial, Inc. (Insurance)	0.9%	211,781
741	Public Storage (Real Estate Investment Trusts)	0.5%	113,151
1,592	Simon Property Group, Inc. (Real Estate Investment Trusts)	1.0%	238,561
2,288	State Street Corp. (Capital Markets)	0.7%	166,132
2,765	SunTrust Banks, Inc. (Commercial Banks)	0.4%	100,176
1,335	T. Rowe Price Group, Inc. (Capital Markets)	0.5%	107,414
1,916	Travelers Cos., Inc. (The) (Insurance)	0.7%	173,858
9,436	U.S. Bancorp/MN (Commercial Banks)	1.6%	370,080
1,504	Ventas, Inc. (Real Estate Investment Trusts)	0.4%	85,472
2,648	Visa, Inc., Class A (IT Services)	2.3%	538,762
24,789	Wells Fargo & Co. (Commercial Banks)	4.7%	1,091,212
2,996	Weyerhaeuser Co. (Real Estate Investment Trusts)	0.4%	90,270
181,255	Other Common Stocks	21.2%	4,967,515
	Total Common Stocks (Cost $16,480,606)		17,719,550

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRAPRO FINANCIALS 187

Principal Amount		Value
	U.S. Government & Agency Security (a) — 0.7%
	Federal Home Loan Bank
$163,703	0.00%, due 12/02/13	$163,703
	Total U.S. Government & Agency Security (Cost $163,703)	163,703
	Repurchase Agreements (a)(b) — 3.4%
796,858	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $796,860	796,858
	Total Repurchase Agreements (Cost $796,858)	796,858
	Total Investment Securities (Cost $17,441,167) — 79.9%	18,680,111
	Other assets less liabilities — 20.1%	4,701,814
	Net Assets — 100.0%	$23,381,925

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $1,924,060.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,554,247
Aggregate gross unrealized depreciation	(325,358)
Net unrealized appreciation	$1,228,889
Federal income tax cost of investments	$17,451,222

Swap Agreements ‡

UltraPro Financials had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	12/06/13	$2,240,324	$23,278
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. FinancialsSM Index	12/06/13	10,085,299	280,341
Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. FinancialsSM Index	01/06/14	36,421,152	3,085,009
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	12/06/13	2,112,773	33,434
Swap Agreement with Deutsche Bank AG, based on the iShares® Dow Jones U.S. Financial Sector Index Fund	01/06/15	631,171	599,301
Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Financial Sector Index Fund	12/06/13	88,224	2,865
Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Dow Jones U.S. Financial Sector Index Fund	11/06/14	854,059	702,289
			$4,726,517

‡  Total return based on the underlying index less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.47%.

UltraPro Financials invested, as a percentage of net assets, in the following industries as of November 30, 2013:

Capital Markets	9.0%
Commercial Banks	12.5%
Consumer Finance	3.6%
Diversified Financial Services	14.3%
Insurance	18.6%
IT Services	4.2%
Real Estate Investment Trusts	12.2%
Real Estate Management & Development	0.7%
Thrifts & Mortgage Finance	0.7%
Other[1]	24.2%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

188 :: FINU ULTRAPRO FINANCIALS :: NOVEMBER 30, 2013 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 55.3%
	Federal Home Loan Bank
$2,981,430	0.00%, due 12/02/13	$2,981,430
	U.S. Treasury Bill
3,000,000	0.00%, due 04/24/14	2,998,980
	Total U.S. Government & Agency Securities (Cost $5,980,410)	5,980,410
	Repurchase Agreements (a)(b) — 71.9%
7,777,249	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $7,777,288	7,777,249
	Total Repurchase Agreements (Cost $7,777,249)	7,777,249
	Total Investment Securities (Cost $13,757,659) † — 127.2%	13,757,659
	Liabilities in excess of other assets — (27.2%)	(2,944,276)
	Net Assets — 100.0%	$10,813,383

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $2,746,154.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††,‡

Ultra MSCI EAFE had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Swap Agreement with Citibank, N.A., based on the iShares® MSCI EAFE Index Fund	11/06/14	$13,722,849	$1,312,651
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI EAFE Index Fund	11/06/15	1,766,188	9,733
Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI EAFE Index Fund	11/06/15	2,165,961	23,144
Swap Agreement with Goldman Sachs International, based on the iShares® MSCI EAFE Index Fund	11/06/15	638,037	8,241
Swap Agreement with Merrill Lynch International, based on the iShares® MSCI EAFE Index Fund	12/08/14	730,088	357,173
Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® MSCI EAFE Index Fund	11/06/15	1,157,049	15,172
Swap Agreement with Societe Generale, based on the iShares® MSCI EAFE Index Fund	11/06/15	734,236	10,476
Swap Agreement with UBS AG, based on the iShares® MSCI EAFE Index Fund	11/06/14	743,983	570,890
			$2,307,480

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

‡  Total return based on the reference entity less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.43%.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRA MSCI EAFE 189

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 38.6%
	Federal Home Loan Bank
$9,814,919	0.00%, due 12/02/13	$9,814,919
	U.S. Treasury Bills
3,000,000	0.00%, due 01/02/14	2,999,933
5,000,000	0.00%, due 02/13/14	4,999,985
	Total U.S. Government & Agency Securities (Cost $17,814,837)	17,814,837
	Repurchase Agreements (a)(b) — 50.9%
23,544,363	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $23,544,480	23,544,363
	Total Repurchase Agreements (Cost $23,544,363)	23,544,363
	Total Investment Securities (Cost $41,359,200) † — 89.5%	41,359,200
	Other assets less liabilities — 10.5%	4,852,974
	Net Assets — 100.0%	$46,212,174

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $9,024,823.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††,‡

Ultra MSCI Emerging Markets had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Citibank, N.A., based on the iShares® MSCI Emerging Markets Index Fund	12/06/13	$18,499,040	$425,997
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI Emerging Markets Index Fund	11/06/15	1,095,575	8,846
Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Emerging Markets Index Fund	11/06/15	21,380,663	2,578,275
Swap Agreement with Goldman Sachs International, based on the iShares® MSCI Emerging Markets Index Fund	12/08/14	8,461,581	397,592
Swap Agreement with Merrill Lynch International, based on the iShares® MSCI Emerging Markets Index Fund	12/06/13	5,411,551	(18,763)
Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® MSCI Emerging Markets Index Fund	11/06/14	10,145,884	286,379
Swap Agreement with Societe Generale, based on the iShares® MSCI Emerging Markets Index Fund	12/08/14	17,835,974	1,839,598
Swap Agreement with UBS AG, based on the iShares® MSCI Emerging Markets Index Fund	02/06/15	9,640,727	(617,904)
			$4,900,020

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

‡  Total return based on the reference entity less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.10%.

See accompanying notes to the financial statements.

190 :: EET ULTRA MSCI EMERGING MARKETS :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 33.3%
	Federal Home Loan Bank
$5,050,373	0.00%, due 12/02/13	$5,050,373
	U.S. Treasury Bill
3,000,000	0.00%, due 03/13/14	2,999,787
	Total U.S. Government & Agency Securities (Cost $8,050,160)	8,050,160
	Repurchase Agreements (a)(b) — 50.9%
12,294,525	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $12,294,586	12,294,525
	Total Repurchase Agreements (Cost $12,294,525)	12,294,525
	Total Investment Securities (Cost $20,344,685) † — 84.2%	20,344,685
	Other assets less liabilities — 15.8%	3,812,888
	Net Assets — 100.0%	$24,157,573

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $4,597,962.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††,‡

Ultra FTSE Europe had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Citibank, N.A., based on the Vanguard® FTSE Europe ETF Shares	11/06/15	$10,739,100	$(14,519)
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Vanguard® FTSE Europe ETF Shares	11/06/15	1,102,422	10,981
Swap Agreement with Deutsche Bank AG, based on the Vanguard® FTSE Europe ETF Shares	11/06/15	11,121,056	202,226
Swap Agreement with Goldman Sachs International, based on the Vanguard® FTSE Europe ETF Shares	12/06/13	4,486,844	1,281,298
Swap Agreement with Merrill Lynch International, based on the Vanguard® FTSE Europe ETF Shares	11/06/14	4,934,800	953,233
Swap Agreement with Morgan Stanley & Co. International PLC, based on the Vanguard® FTSE Europe ETF Shares	12/06/13	7,616,601	439,520
Swap Agreement with Societe Generale, based on the Vanguard® FTSE Europe ETF Shares	11/06/15	2,304,342	46,338
Swap Agreement with UBS AG, based on the Vanguard® FTSE Europe ETF Shares	12/06/13	6,045,732	928,432
			$3,847,509

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

‡  Total return based on the reference entity less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (0.25)%.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRA FTSE EUROPE 191

Principal Amount		Value
	U.S. Government & Agency Security (a) — 19.1%
	Federal Home Loan Bank
$379,461	0.00%, due 12/02/13	$379,461
	Total U.S. Government & Agency Security (Cost $379,461)	379,461
	Repurchase Agreements (a)(b) — 58.5%
1,163,030	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $1,163,034	1,163,030
	Total Repurchase Agreements (Cost $1,163,030)	1,163,030
	Total Investment Securities (Cost $1,542,491) † — 77.6%	1,542,491
	Other assets less liabilities — 22.4%	445,345
	Net Assets — 100.0%	$1,987,836

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $522,699.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††,‡

Ultra MSCI Pacific ex-Japan had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI Pacific ex-Japan Index Fund	11/06/15	$264,402	$(10,769)
Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Pacific ex-Japan Index Fund	11/06/15	1,155,426	53,672
Swap Agreement with Goldman Sachs International, based on the iShares® MSCI Pacific ex-Japan Index Fund	11/06/15	799,121	(18,845)
Swap Agreement with Merrill Lynch International, based on the iShares® MSCI Pacific ex-Japan Index Fund	12/06/13	179,962	(7,347)
Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® MSCI Pacific ex-Japan Index Fund	11/06/15	487,499	(11,520)
Swap Agreement with Societe Generale, based on the iShares® MSCI Pacific ex-Japan Index Fund	11/06/15	597,858	(14,137)
Swap Agreement with UBS AG, based on the iShares® MSCI Pacific ex-Japan Index Fund	11/06/14	511,124	472,211
			$463,265

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

‡  Total return based on the reference entity less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.29%.

See accompanying notes to the financial statements.

192 :: UXJ ULTRA MSCI PACIFIC EX-JAPAN :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 32.8%
	Federal Home Loan Bank
$1,396,035	0.00%, due 12/02/13	$1,396,035
	U.S. Treasury Bill
1,000,000	0.00%, due 05/08/14	999,623
	Total U.S. Government & Agency Securities (Cost $2,395,658)	2,395,658
	Repurchase Agreements (a)(b) — 93.3%
6,819,938	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $6,819,971	6,819,938
	Total Repurchase Agreements (Cost $6,819,938)	6,819,938
	Total Investment Securities (Cost $9,215,596) † — 126.1%	9,215,596
	Liabilities in excess of other assets — (26.1%)	(1,909,716)
	Net Assets — 100.0%	$7,305,880

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $4,744,045.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††,‡

Ultra MSCI Brazil Capped had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI Brazil Capped Index Fund	11/06/15	$2,058,797	$(72,138)
Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Brazil Capped Index Fund	11/06/15	1,766,142	571,551
Swap Agreement with Merrill Lynch International, based on the iShares® MSCI Brazil Capped Index Fund	12/06/13	2,349,995	(1,276,386)
Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® MSCI Brazil Capped Index Fund	02/06/14	2,591,561	(268,995)
Swap Agreement with Societe Generale, based on the iShares® MSCI Brazil Capped Index Fund	11/06/15	1,251,171	(44,332)
Swap Agreement with UBS AG, based on the iShares® MSCI Brazil Capped Index Fund	11/06/14	4,565,382	(797,271)
			$(1,887,571)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

‡  Total return based on the reference entity less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.27%.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRA MSCI BRAZIL CAPPED 193

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 48.2%
	Federal Home Loan Bank
$7,226,729	0.00%, due 12/02/13	$7,226,729
	U.S. Treasury Bills
5,000,000	0.00%, due 02/13/14	4,999,985
9,000,000	0.00%, due 02/27/14	8,998,757
	Total U.S. Government & Agency Securities (Cost $21,225,471)	21,225,471
	Repurchase Agreements (a)(b) — 35.6%
15,705,862	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $15,705,941	15,705,862
	Total Repurchase Agreements (Cost $15,705,862)	15,705,862
	Total Investment Securities (Cost $36,931,333) † — 83.8%	36,931,333
	Other assets less liabilities — 16.2%	7,142,536
	Net Assets — 100.0%	$44,073,869

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $8,004,272.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††,‡

Ultra FTSE China 25 had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® FTSE China 25 Index Fund	11/06/15	$6,946,879	$507,518
Swap Agreement with Deutsche Bank AG, based on the iShares® FTSE China 25 Index Fund	11/06/15	18,575,530	2,059,868
Swap Agreement with Goldman Sachs International, based on the iShares® FTSE China 25 Index Fund	11/06/15	12,795,474	94,936
Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® FTSE China 25 Index Fund	11/06/15	4,745,151	35,565
Swap Agreement with Societe Generale, based on the iShares® FTSE China 25 Index Fund	11/06/14	33,630,427	2,699,365
Swap Agreement with UBS AG, based on the iShares® FTSE China 25 Index Fund	11/06/15	11,577,888	1,807,371
			$7,204,623

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

‡  Total return based on the reference entity less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (1.04)%.

See accompanying notes to the financial statements.

194 :: XPP ULTRA FTSE CHINA 25 :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 46.1%
	Federal Home Loan Bank
$4,309,711	0.00%, due 12/02/13	$4,309,711
	U.S. Treasury Bill
10,000,000	0.00%, due 05/08/14	9,996,226
	Total U.S. Government & Agency Securities (Cost $14,305,937)	14,305,937
	Repurchase Agreements (a)(b) — 39.1%
12,138,510	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $12,138,569	12,138,510
	Total Repurchase Agreements (Cost $12,138,510)	12,138,510
	Total Investment Securities (Cost $26,444,447) † — 85.2%	26,444,447
	Other assets less liabilities — 14.8%	4,596,525
	Net Assets — 100.0%	$31,040,972

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $7,775,765.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††,‡

Ultra MSCI Japan had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI Japan Index Fund	11/06/15	$16,450,300	$286,227
Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Japan Index Fund	12/06/13	11,777,281	845,127
Swap Agreement with Merrill Lynch International, based on the iShares® MSCI Japan Index Fund	12/06/13	11,899,140	205,610
Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® MSCI Japan Index Fund	12/06/13	7,991,704	569,496
Swap Agreement with Societe Generale, based on the iShares® MSCI Japan Index Fund	01/06/14	8,968,468	2,780,854
Swap Agreement with UBS AG, based on the iShares® MSCI Japan Index Fund	11/06/14	5,053,229	(49,308)
			$4,638,006

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

‡  Total return based on the reference entity less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.21%.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRA MSCI JAPAN 195

Principal Amount		Value
	U.S. Government & Agency Security (a) — 24.0%
	Federal Home Loan Bank
$1,033,977	0.00%, due 12/02/13	$1,033,977
	Total U.S. Government & Agency Security (Cost $1,033,977)	1,033,977
	Repurchase Agreements (a)(b) — 55.2%
2,375,563	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $2,375,574	2,375,563
	Total Repurchase Agreements (Cost $2,375,563)	2,375,563
	Total Investment Securities (Cost $3,409,540) † — 79.2%	3,409,540
	Other assets less liabilities — 20.8%	893,987
	Net Assets — 100.0%	$4,303,527

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $630,751.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††,‡

Ultra MSCI Mexico Capped IMI had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI Mexico Capped Investable Market Index Fund	11/06/15	$493,843	$23,812
Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Mexico Capped Investable Market Index Fund	11/06/15	1,517,049	92,793
Swap Agreement with Goldman Sachs International, based on the iShares® MSCI Mexico Capped Investable Market Index Fund	11/06/15	420,964	30,514
Swap Agreement with Merrill Lynch International, based on the iShares® MSCI Mexico Capped Investable Market Index Fund	12/06/13	1,239,032	369,576
Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® MSCI Mexico Capped Investable Market Index Fund	12/06/13	399,936	75,187
Swap Agreement with Societe Generale, based on the iShares® MSCI Mexico Capped Investable Market Index Fund	12/08/14	3,465,461	380,754
Swap Agreement with UBS AG, based on the iShares® MSCI Mexico Capped Investable Market Index Fund	12/08/14	1,075,176	(60,175)
			$912,461

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

‡  Total return based on the reference entity less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (0.19)%.

See accompanying notes to the financial statements.

196 :: UMX ULTRA MSCI MEXICO CAPPED IMI :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Long-Term U.S. Treasury Obligations (a) — 42.1%
	U.S. Treasury Bonds
$33,100	7.88%, due 02/15/21	$46,017
33,100	8.13%, due 05/15/21	46,831
31,300	8.13%, due 08/15/21	44,502
100,700	8.00%, due 11/15/21	142,986
55,400	7.25%, due 08/15/22	76,504
33,700	7.63%, due 11/15/22	47,741
51,900	7.13%, due 02/15/23	71,541
109,000	6.25%, due 08/15/23	143,054
		619,176
	U.S. Treasury Notes
620,800	2.63%, due 11/15/20	644,128
499,500	3.63%, due 02/15/21	550,660
326,600	3.13%, due 05/15/21	347,931
451,300	2.13%, due 08/15/21	446,787
459,800	2.00%, due 11/15/21	448,449
353,600	2.00%, due 02/15/22	343,075
363,900	1.75%, due 05/15/22	343,971
345,400	1.63%, due 08/15/22	320,817
514,300	1.63%, due 11/15/22	474,562
664,200	2.00%, due 02/15/23	629,796
722,400	1.75%, due 05/15/23	665,455
722,300	2.50%, due 08/15/23	708,927
		5,924,558
	Total Long-Term U.S. Treasury Obligations (Cost $6,536,089)	6,543,734
	U.S. Government & Agency Securities (a) — 23.2%
	Federal Home Loan Bank
3,186,544	0.00%, due 12/02/13	3,186,544
	U.S. Treasury Bill
424,000	0.00%, due 01/23/14	423,988
	Total U.S. Government & Agency Securities (Cost $3,610,532)	3,610,532
Principal Amount		Value
	Repurchase Agreements (a)(b) — 39.3%
$6,100,302	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $6,100,332	$6,100,302
	Total Repurchase Agreements (Cost $6,100,302)	6,100,302
	Total Investment Securities (Cost $16,246,923) — 104.6%	16,254,568
	Liabilities in excess of other assets — (4.6%)	(714,547)
	Net Assets — 100.0%	$15,540,021

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $1,147,072.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,444
Aggregate gross unrealized depreciation	(4,799)
Net unrealized appreciation	$7,645
Federal income tax cost of investments	$16,246,923

Futures Contracts Purchased

Ultra 7-10 Year Treasury had the following open long futures contracts as of November 30, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. 10 Year Treasury Note Futures Contracts	3	03/20/14	$376,125	$(1,152)

Cash collateral in the amount of $4,868 was pledged to cover margin requirements for open futures contracts as of November 30, 2013.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRA 7-10 YEAR TREASURY 197

Swap Agreements ‡

Ultra 7-10 Year Treasury had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays U.S. 7-10 Year Treasury Bond Index	04/07/15	$6,319,872	$(21,436)
Bond Index Swap Agreement with Credit Suisse International, based on the Barclays U.S. 7-10 Year Treasury Bond Index	12/08/14	500,715	(9,026,262)
Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays U.S. 7-10 Year Treasury Bond Index	11/06/14	10,357,400	(622,722)
Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays U.S. 7-10 Year Treasury Bond Index	01/06/15	5,045,259	(17,142)
Bond Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Barclays U.S. 7-10 Year Treasury Bond Index	02/07/15	1,970,346	(6,760)
			$(9,694,322)

‡  Total return based on the underlying index less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (0.07)%.

See accompanying notes to the financial statements.

198 :: UST ULTRA 7-10 YEAR TREASURY :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Principal Amount		Value
	Long-Term U.S. Treasury Obligations (a) — 18.8%
	U.S. Treasury Bonds
$103,600	4.50%, due 02/15/36	$117,796
36,300	4.75%, due 02/15/37	42,701
43,700	5.00%, due 05/15/37	53,164
51,200	4.38%, due 02/15/38	57,048
81,500	4.50%, due 05/15/38	92,515
100,200	3.50%, due 02/15/39	96,630
84,700	4.25%, due 05/15/39	92,488
100,700	4.50%, due 08/15/39	114,302
135,300	4.38%, due 11/15/39	150,574
155,600	4.63%, due 02/15/40	179,864
163,400	4.38%, due 05/15/40	181,770
152,200	3.88%, due 08/15/40	155,850
165,100	4.25%, due 11/15/40	179,869
131,700	4.75%, due 02/15/41	155,180
121,100	4.38%, due 05/15/41	134,554
157,100	3.75%, due 08/15/41	156,818
220,400	3.13%, due 11/15/41	195,002
208,400	3.13%, due 02/15/42	184,043
174,900	3.00%, due 05/15/42	150,277
254,000	2.75%, due 08/15/42	206,276
261,100	2.75%, due 11/15/42	211,573
272,100	3.13%, due 02/15/43	238,683
284,600	2.88%, due 05/15/43	236,218
108,800	3.63%, due 08/15/43	105,230
	Total Long-Term U.S. Treasury Obligations (Cost $3,936,645)	3,488,425
	U.S. Government & Agency Security (a) — 29.2%
	Federal Home Loan Bank
5,425,009	0.00%, due 12/02/13	5,425,009
	Total U.S. Government & Agency Security (Cost $5,425,009)	5,425,009
Principal Amount		Value
	Repurchase Agreements (a)(b) — 66.7%
$12,374,955	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $12,375,015	$12,374,955
	Total Repurchase Agreements (Cost $12,374,955)	12,374,955
	Total Investment Securities (Cost $21,736,609) — 114.7%	21,288,389
	Liabilities in excess of other assets — (14.7%)	(2,735,950)
	Net Assets — 100.0%	$18,552,439

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $3,220,377.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,035
Aggregate gross unrealized depreciation	(453,733)
Net unrealized depreciation	$(451,698)
Federal income tax cost of investments	$21,740,087

Swap Agreements ‡

Ultra 20+ Year Treasury had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays U.S. 20+ Year Treasury Bond Index	11/07/14	$15,214,410	$(1,339,301)
Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays U.S. 20+ Year Treasury Bond Index	01/06/14	1,020,099	(557,827)
Bond Index Swap Agreement with Merrill Lynch International, based on the Barclays U.S. 20+ Year Treasury Bond Index	12/06/13	9,227,274	(37,116)
Bond Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Barclays U.S. 20+ Year Treasury Bond Index	11/07/14	8,088,546	(784,077)
			$(2,718,321)

‡  Total return based on the underlying index less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (0.15)%.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRA 20+ YEAR TREASURY 199

Shares		Value
	Investment Company (a) — 3.6%
	Mutual Funds — 3.6%
1,092	iShares iBoxx $ High Yield Corporate Bond ETF	$102,015
	Total Investment Company (Cost $100,094)	102,015
Principal Amount
	U.S. Government & Agency Security (a) — 13.5%
	Federal Home Loan Bank
$372,510	0.00%, due 12/02/13	372,510
	Total U.S. Government & Agency Security (Cost $372,510)	372,510
	Repurchase Agreements (a)(b) — 28.4%
784,338	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $784,341	784,338
	Total Repurchase Agreements (Cost $784,338)	784,338
	Total Investment Securities (Cost $1,256,942) — 45.5%	1,258,863
	Other assets less liabilities — 54.5%	1,505,234
	Net Assets — 100.0%	$2,764,097

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $155,735.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,921
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$1,921
Federal income tax cost of investments	$1,256,942

Swap Agreements ††,‡

Ultra High Yield had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Swap Agreement with Citibank, N.A., based on the iShares® iBoxx $ High Yield Corporate Bond ETF	01/06/14	$547,776	$412,370
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® iBoxx $ High Yield Corporate Bond ETF	12/08/14	1,084,655	93,681
Swap Agreement with Deutsche Bank AG, based on the iShares® iBoxx $ High Yield Corporate Bond ETF	11/06/14	1,402,009	176,529
Swap Agreement with Goldman Sachs International, based on the iShares® iBoxx $ High Yield Corporate Bond ETF	12/08/14	2,373,730	206,684
			$889,264

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

‡  Total return based on the reference entity less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (0.08)%.

See accompanying notes to the financial statements.

200 :: UJB ULTRA HIGH YIELD :: NOVEMBER 30, 2013 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Shares		Value
	Investment Company (a) — 22.1%
	Mutual Funds — 22.1%
5,011	iShares iBoxx $ Investment Grade Corporate Bond ETF	$574,561
	Total Investment Company (Cost $584,032)	574,561
Principal Amount
	U.S. Government & Agency Security (a) — 22.5%
	Federal Home Loan Bank
$588,659	0.00%, due 12/02/13	588,659
	Total U.S. Government & Agency Security (Cost $588,659)	588,659
	Repurchase Agreements (a)(b) — 43.0%
1,124,355	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $1,124,360	1,124,355
	Total Repurchase Agreements (Cost $1,124,355)	1,124,355
	Total Investment Securities (Cost $2,297,046) — 87.6%	2,287,575
	Other assets less liabilities — 12.4%	324,405
	Net Assets — 100.0%	$2,611,980

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $131,007.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(9,471)
Net unrealized depreciation	$(9,471)
Federal income tax cost of investments	$2,297,046

Swap Agreements ††,‡

Ultra Investment Grade Corporate had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Depreciation
Swap Agreement with Deutsche Bank AG, based on the iShares® iBoxx $ Investment Grade Corporate Bond ETF	01/06/14	$2,312,986	$(56,817)
Swap Agreement with Goldman Sachs International, based on the iShares® iBoxx $ Investment Grade Corporate Bond ETF	01/06/15	2,329,138	(115,473)
			$(172,290)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

‡  Total return based on the reference entity less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.10%.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: ULTRA INVESTMENT GRADE CORPORATE 201

STATEMENTS OF ASSETS AND LIABILITIES

202 :: NOVEMBER 30, 2013 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	USD Covered Bond	German Sovereign/ Sub-Sovereign ETF		High Yield-Interest Rate Hedged	Investment Grade-Interest Rate Hedged	Short Term USD Emerging Markets Bond ETF	Global Listed Private Equity ETF
ASSETS:
Securities and Repurchase Agreements, at cost	$6,566,036	$4,107,795		$42,633,825	$27,538,442	$11,894,438	$4,113,956
Securities, at value	6,555,317	4,170,474		41,154,469	26,584,258	11,684,561	4,592,246
Repurchase Agreements, at value	37,072	21,825		1,206,177	943,743	145,196	54,612
Total Investment Securities	6,592,389	4,192,299		42,360,646	27,528,001	11,829,757	4,646,858
Cash	2,750	—		—	—	375	—
Foreign cash	—	11,829	†	—	—	—	6,653	††
Segregated cash balances with brokers for futures contracts	—	—		381,094	477,758	—	—
Segregated cash balances with custodian for swap agreements	—	—		—	—	—	—
Dividends and interest receivable	26,606	69,028		672,475	306,275	156,881	2,433
Receivable for investments sold	—	—		—	—	—	—
Due from counterparty	—	—		—	—	—	—
Receivable for capital shares issued	—	—		—	—	—	—
Receivable from Advisor	9,123	14,455		7,633	6,252	2,151	10,200
Reclaims receivable	—	—		—	—	1,655	4,542
Receivable for variation margin on futures contracts	—	—		23,188	8,719	—	—
Unrealized appreciation on swap agreements	—	—		—	—	—	—
Unrealized appreciation on foreign currency contracts	—	—		—	—	—	—
Prepaid expenses	620	2,149		8,849	—	—	30
Total Assets	6,631,488	4,289,760		43,453,885	28,327,005	11,990,819	4,670,716
LIABILITIES:
Cash overdraft	—	—		648	169,634	—	—
Payable for investments purchased	—	—		—	—	—	—
Payable for capital shares redeemed	—	—		—	—	—	—
Advisory fees payable	—	—		—	—	—	—
Management Services fees payable	—	—		—	—	—	—
Custodian fees payable	2,305	484		459	604	278	3,811
Administration fees payable	15,760	15,883		8,409	2,714	565	1,344
Trustee fees payable	29	21		95	48	11	33
Licensing fees payable	—	—		10,060	1,672	181	22,767
Listing fees payable	1,141	6,493		—	3,948	1,761	356
Professional fees payable	8,417	9,582		5,599	1,649	754	7,301
Payable for variation margin on futures contracts	—	—		—	—	—	—
Unrealized depreciation on swap agreements	—	—		—	—	—	—
Unrealized depreciation on foreign currency contracts	—	—		—	—	—	—
Other liabilities	123	635		320	950	408	123
Total Liabilities	27,775	33,098		25,590	181,219	3,958	35,735
NET ASSETS	$6,603,713	$4,256,662		$43,428,295	$28,145,786	$11,986,861	$4,634,981
NET ASSETS CONSIST OF:
Paid in Capital	$6,471,406	$3,996,866		$43,767,981	$28,019,961	$12,042,080	$3,837,326
Accumulated undistributed net investment income (loss)	3,994	(37,901)		159,836	68,223	9,462	64,915
Accumulated net realized gains (losses) on investments	101,960	212,049		(192,864)	121,440	—	199,628
Net unrealized appreciation (depreciation) on:
Investments	26,353	84,504		(273,179)	(10,441)	(64,681)	532,902
Futures contracts	—	—		(33,479)	(53,397)	—	—
Swap agreements	—	—		—	—	—	—
Foreign currency transactions	—	1,144		—	—	—	210
NET ASSETS	$6,603,713	$4,256,662		$43,428,295	$28,145,786	$11,986,861	$4,634,981
Shares (unlimited number of shares authorized, no par value)	65,001	100,001		550,001	350,001	150,001	100,001
Net Asset Value	$101.59	$42.57		$78.96	$80.42	$79.91	$46.35

†Cost of $11,646.

††Cost of $6,589.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2013 (UNAUDITED) :: 203

	Hedge Replication ETF	Large Cap Core Plus	Merger ETF	RAFI® Long/Short	S&P 500 Aristocrats ETF	30 Year TIPS/TSY Spread
ASSETS:
Securities and Repurchase Agreements, at cost	$33,138,195	$176,965,702	$3,916,363	$75,863,944	$36,060,989	$4,235,923
Securities, at value	31,000,603	205,301,774	3,666,191	77,073,031	36,765,123	3,035,524
Repurchase Agreements, at value	2,330,129	614,065	342,000	5,686,114	—	415,356
Total Investment Securities	33,330,732	205,915,839	4,008,191	82,759,145	36,765,123	3,450,880
Cash	22	—	641	—	54,562	—
Foreign cash	—	—	2,896 †	—	—	—
Segregated cash balances with brokers for futures contracts	9,997	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	890,000	—	—	—	—	170,000
Dividends and interest receivable	12,873	479,767	2,563	172,076	65,053	6,557
Receivable for investments sold	897	—	103,336	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	8,624	—	3,197	8,998
Reclaims receivable	15	885	—	—	—	—
Receivable for variation margin on futures contracts	550	—	—	—	—	—
Unrealized appreciation on swap agreements	1,159,715	15,460,015	37,273	764,210	—	82,514
Unrealized appreciation on foreign currency contracts	—	—	10,248	—	—	—
Prepaid expenses	351	786	25	158	—	27
Total Assets	35,405,152	221,857,292	4,173,797	83,695,589	36,887,935	3,718,976
LIABILITIES:
Cash overdraft	—	7,111	—	3,171	—	—
Payable for investments purchased	—	—	309,954	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	1,860	34,341	—	33,892	—	—
Management Services fees payable	2,692	17,183	—	6,124	—	—
Custodian fees payable	7,351	628	9,363	156	1,110	314
Administration fees payable	15,923	25,576	1,194	18,400	4,239	15,693
Trustee fees payable	98	1,181	43	364	15	18
Licensing fees payable	14,647	16,627	12,580	—	3,571	11,701
Listing fees payable	4,151	4,151	3,795	4,151	3,091	4,151
Professional fees payable	8,811	10,486	8,362	8,997	3,934	8,413
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	—	2,730,898	45,945	8,596,752	—	11,091
Unrealized depreciation on foreign currency contracts	—	—	5,120	—	—	—
Other liabilities	100	1,832	143	2,146	1,427	653
Total Liabilities	55,633	2,850,014	396,499	8,674,153	17,387	52,034
NET ASSETS	$35,349,519	$219,007,278	$3,777,298	$75,021,436	$36,870,548	$3,666,942
NET ASSETS CONSIST OF:
Paid in Capital	$33,870,485	$175,241,226	$4,020,212	$74,739,665	$35,986,949	$4,004,040
Accumulated undistributed net investment income (loss)	(160,860)	658,916	3,686	145,247	63,355	7,692
Accumulated net realized gains (losses) on investments	285,914	1,427,882	(334,874)	1,073,865	116,110	368,830
Net unrealized appreciation (depreciation) on:
Investments	192,537	28,950,137	91,828	6,895,201	704,134	(785,043)
Futures contracts	1,728	—	—	—	—	—
Swap agreements	1,159,715	12,729,117	(8,672)	(7,832,542)	—	71,423
Foreign currency transactions	—	—	5,118	—	—	—
NET ASSETS	$35,349,519	$219,007,278	$3,777,298	$75,021,436	$36,870,548	$3,666,942
Shares (unlimited number of shares authorized, no par value)	850,000	2,550,000	100,001	1,750,000	850,001	100,001
Net Asset Value	$41.59	$85.89	$37.77	$42.87	$43.38	$36.67

†Cost of $2,890.

See accompanying notes to the financial statements.

204 :: NOVEMBER 30, 2013 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Short 30 Year TIPS/TSY Spread	UltraPro 10 Year TIPS/TSY Spread	UltraPro Short 10 Year TIPS/TSY Spread	Short S&P500®	Short QQQ®	Short Dow30SM
ASSETS:
Securities and Repurchase Agreements, at cost	$4,275,203	$1,808,507	$2,095,622	$1,691,399,467	$160,578,002	$276,755,503
Securities, at value	3,361,917	1,418,188	1,274,622	1,152,768,740	102,031,205	180,035,628
Repurchase Agreements, at value	448,384	369,641	812,330	538,630,727	58,546,797	96,719,875
Total Investment Securities	3,810,301	1,787,829	2,086,952	1,691,399,467	160,578,002	276,755,503
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	1,132,802	411,399	658,735
Segregated cash balances with custodian for swap agreements	—	—	—	—	—	—
Dividends and interest receivable	32,815	1,890	756	10	2	3
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	8,888	9,676	9,499	—	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	26,083	—	18,414
Unrealized appreciation on swap agreements	58,752	23,071	58,387	—	—	—
Unrealized appreciation on foreign currency contracts	—	—	—	—	—	—
Prepaid expenses	24	295	294	13,004	1,289	1,737
Total Assets	3,910,780	1,822,761	2,155,888	1,692,571,366	160,990,692	277,434,392
LIABILITIES:
Cash overdraft	—	—	—	13,634,157	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	—	—	1,044,693	82,916	159,313
Management Services fees payable	—	—	—	139,291	13,065	22,373
Custodian fees payable	456	1,254	1,159	39,860	6,841	5,291
Administration fees payable	15,693	15,693	15,693	38,395	14,898	19,407
Trustee fees payable	21	4	7	10,319	930	1,691
Licensing fees payable	11,634	8,597	8,895	—	74,093	33,362
Listing fees payable	4,151	—	—	3,726	4,151	4,151
Professional fees payable	8,416	8,380	8,385	28,903	10,325	11,685
Payable for variation margin on futures contracts	—	—	—	—	49,640	—
Unrealized depreciation on swap agreements	8,185	59,867	25,369	35,305,422	5,481,494	6,061,872
Unrealized depreciation on foreign currency contracts	—	—	—	—	—	—
Other liabilities	595	607	597	161,513	25,273	35,481
Total Liabilities	49,151	94,402	60,105	50,406,279	5,763,626	6,354,626
NET ASSETS	$3,861,629	$1,728,359	$2,095,783	$1,642,165,087	$155,227,066	$271,079,766
NET ASSETS CONSIST OF:
Paid in Capital	$4,004,040	$1,987,778	$2,139,739	$3,728,005,545	$443,175,746	$539,920,793
Accumulated undistributed net investment income (loss)	16,537	(13,028)	2,413	(30,044,013)	(3,574,580)	(4,646,893)
Accumulated net realized gains (losses) on investments	255,387	(188,917)	(70,717)	(2,020,242,810)	(278,539,663)	(257,745,813)
Net unrealized appreciation (depreciation) on:
Investments	(464,902)	(20,678)	(8,670)	—	—	—
Futures contracts	—	—	—	(248,213)	(352,943)	(386,449)
Swap agreements	50,567	(36,796)	33,018	(35,305,422)	(5,481,494)	(6,061,872)
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$3,861,629	$1,728,359	$2,095,783	$1,642,165,087	$155,227,066	$271,079,766
Shares (unlimited number of shares authorized, no par value)	100,001	50,001	50,001	63,376,429	8,250,000	10,050,000
Net Asset Value	$38.62	$34.57	$41.91	$25.91	$18.82	$26.97

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2013 (UNAUDITED) :: 205

	Short MidCap400	Short Russell2000	Short SmallCap600	UltraShort Russell3000	UltraShort S&P500®	UltraShort QQQ®
ASSETS:
Securities and Repurchase Agreements, at cost	$24,591,382	$432,235,524	$11,045,359	$837,600	$1,671,415,075	$476,715,243
Securities, at value	13,334,071	298,645,211	3,879,336	254,399	1,209,651,815	307,574,581
Repurchase Agreements, at value	11,257,311	133,590,313	7,166,023	583,201	461,763,260	169,140,662
Total Investment Securities	24,591,382	432,235,524	11,045,359	837,600	1,671,415,075	476,715,243
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	44,962	1,460,159	—	—	1,004,477	269,224
Segregated cash balances with custodian for swap agreements	—	12,250,000	433,000	—	—	—
Dividends and interest receivable	—	1	—	—	13	10
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	23,232	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	—	6,661	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	3,958	—	—	—	23,941	—
Unrealized appreciation on swap agreements	—	—	—	—	—	—
Unrealized appreciation on foreign currency contracts	—	—	—	—	—	—
Prepaid expenses	1,706	2,125	464	7	14,922	2,505
Total Assets	24,665,240	445,947,809	11,478,823	844,268	1,672,458,428	476,986,982
LIABILITIES:
Cash overdraft	12	14,462,359	6	—	28,130,685	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	9,379,217	—
Advisory fees payable	8,674	231,800	—	—	1,028,593	236,548
Management Services fees payable	2,009	34,231	22	—	137,145	34,774
Custodian fees payable	648	11,113	234	73	38,190	10,936
Administration fees payable	9,594	23,524	9,593	9,592	38,128	24,212
Trustee fees payable	152	2,096	90	9	10,848	2,395
Licensing fees payable	—	64,541	—	130	—	174,874
Listing fees payable	4,151	4,151	4,151	4,151	3,938	4,151
Professional fees payable	8,695	12,365	9,047	8,389	35,369	14,548
Payable for variation margin on futures contracts	—	3,120	—	—	—	32,485
Unrealized depreciation on swap agreements	296,297	17,153,163	461,485	50,754	73,326,556	64,146,521
Unrealized depreciation on foreign currency contracts	—	—	—	—	—	—
Other liabilities	4,435	44,662	5,542	725	206,102	71,096
Total Liabilities	334,667	32,047,125	490,170	73,823	112,334,771	64,752,540
NET ASSETS	$24,330,573	$413,900,684	$10,988,653	$770,445	$1,560,123,657	$412,234,442
NET ASSETS CONSIST OF:
Paid in Capital	$79,027,986	$869,765,077	$62,322,447	$5,612,033	$7,039,409,065	$2,181,848,272
Accumulated undistributed net investment income (loss)	(470,951)	(7,033,557)	(535,951)	(23,544)	(30,365,269)	(7,833,019)
Accumulated net realized gains (losses) on investments	(53,907,643)	(430,380,181)	(50,336,358)	(4,767,290)	(5,375,394,500)	(1,697,475,991)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	(22,522)	(1,297,492)	—	—	(199,083)	(158,299)
Swap agreements	(296,297)	(17,153,163)	(461,485)	(50,754)	(73,326,556)	(64,146,521)
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$24,330,573	$413,900,684	$10,988,653	$770,445	$1,560,123,657	$412,234,442
Shares (unlimited number of shares authorized, no par value)	1,275,000	24,000,000	187,500	29,991	49,834,271	6,464,443
Net Asset Value	$19.08	$17.25	$58.61	$25.69	$31.31	$63.77

See accompanying notes to the financial statements.

206 :: NOVEMBER 30, 2013 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	UltraShort Dow30SM	UltraShort MidCap400	UltraShort Russell2000	UltraShort SmallCap600	UltraPro Short S&P500®	UltraPro Short QQQ®
ASSETS:
Securities and Repurchase Agreements, at cost	$269,064,427	$13,432,186	$271,687,165	$5,065,781	$507,394,056	$208,129,842
Securities, at value	171,128,545	7,164,800	162,572,562	1,775,417	320,064,640	145,225,721
Repurchase Agreements, at value	97,935,882	6,267,386	109,114,603	3,290,364	187,329,416	62,904,121
Total Investment Securities	269,064,427	13,432,186	271,687,165	5,065,781	507,394,056	208,129,842
Cash	—	—	2	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	470,525	28,105	1,151,280	—	977,929	350,899
Segregated cash balances with custodian for swap agreements	—	—	—	243,000	1,075,000	5,510,000
Dividends and interest receivable	3	—	4	—	16	4
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	—	3,649	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	15,240	2,428	—	—	22,859	—
Unrealized appreciation on swap agreements	—	—	—	—	—	—
Unrealized appreciation on foreign currency contracts	—	—	—	—	—	—
Prepaid expenses	1,904	1,636	2,261	412	4,823	1,370
Total Assets	269,552,099	13,464,355	272,840,712	5,312,842	509,474,683	213,992,115
LIABILITIES:
Cash overdraft	—	6	—	3	13	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	152,908	981	133,999	—	305,439	99,629
Management Services fees payable	21,388	1,090	20,794	—	40,725	16,173
Custodian fees payable	7,136	1,367	4,678	492	11,053	2,120
Administration fees payable	19,070	9,594	18,569	9,594	26,670	16,177
Trustee fees payable	1,466	90	1,638	24	3,192	1,334
Licensing fees payable	30,808	—	41,370	—	—	86,341
Listing fees payable	4,151	4,151	4,151	4,151	4,151	3,556
Professional fees payable	11,879	8,664	12,684	8,443	15,562	11,331
Payable for variation margin on futures contracts	—	—	2,460	—	—	42,340
Unrealized depreciation on swap agreements	12,123,429	334,482	23,473,584	414,589	32,274,836	25,683,404
Unrealized depreciation on foreign currency contracts	—	—	—	—	—	—
Other liabilities	46,309	6,139	50,456	2,679	41,292	9,459
Total Liabilities	12,418,544	366,564	23,764,383	439,975	32,722,933	25,971,864
NET ASSETS	$257,133,555	$13,097,791	$249,076,329	$4,872,867	$476,751,750	$188,020,251
NET ASSETS CONSIST OF:
Paid in Capital	$1,134,817,585	$144,220,304	$1,366,851,128	$57,567,726	$1,615,618,640	$503,390,841
Accumulated undistributed net investment income (loss)	(4,746,259)	(444,818)	(5,051,426)	(182,858)	(8,797,073)	(2,819,274)
Accumulated net realized gains (losses) on investments	(860,643,063)	(130,336,809)	(1,088,305,854)	(52,097,412)	(1,097,608,730)	(286,633,312)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	(171,279)	(6,404)	(943,935)	—	(186,251)	(234,600)
Swap agreements	(12,123,429)	(334,482)	(23,473,584)	(414,589)	(32,274,836)	(25,683,404)
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$257,133,555	$13,097,791	$249,076,329	$4,872,867	$476,751,750	$188,020,251
Shares (unlimited number of shares authorized, no par value)	8,773,767	229,653	4,954,130	98,419	7,282,407	2,987,413
Net Asset Value	$29.31	$57.03	$50.28	$49.51	$65.47	$62.94

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2013 (UNAUDITED) :: 207

	UltraPro Short Dow30SM	UltraPro Short MidCap400	UltraPro Short Russell2000	UltraShort Russell1000 Value	UltraShort Russell1000 Growth	UltraShort Russell MidCap Value
ASSETS:
Securities and Repurchase Agreements, at cost	$116,806,056	$5,580,977	$64,560,377	$947,666	$1,183,853	$696,575
Securities, at value	64,218,976	3,086,857	30,231,916	268,889	340,377	101,984
Repurchase Agreements, at value	52,587,080	2,494,120	34,328,461	678,777	843,476	594,591
Total Investment Securities	116,806,056	5,580,977	64,560,377	947,666	1,183,853	696,575
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	217,415	28,105	145,080	—	—	—
Segregated cash balances with custodian for swap agreements	—	363,752	—	—	—	—
Dividends and interest receivable	2	—	2	—	—	—
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	2,975	—	6,622	6,463	6,765
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	6,347	2,428	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—	1,591	417
Unrealized appreciation on foreign currency contracts	—	—	—	—	—	—
Prepaid expenses	854	503	491	148	11	6
Total Assets	117,030,674	5,978,740	64,705,950	954,436	1,191,918	703,763
LIABILITIES:
Cash overdraft	—	2	250	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	57,239	—	26,632	—	—	—
Management Services fees payable	8,645	—	4,832	—	—	—
Custodian fees payable	2,320	739	2,802	101	86	160
Administration fees payable	12,352	9,593	10,132	9,592	9,592	9,592
Trustee fees payable	630	29	399	4	22	3
Licensing fees payable	12,448	—	9,832	137	319	110
Listing fees payable	4,151	4,151	4,151	4,151	4,151	4,151
Professional fees payable	9,943	8,417	9,312	8,385	8,412	8,380
Payable for variation margin on futures contracts	—	—	380	—	—	—
Unrealized depreciation on swap agreements	7,875,875	270,494	7,533,003	112,667	52,732	9,573
Unrealized depreciation on foreign currency contracts	—	—	—	—	—	—
Other liabilities	8,780	1,415	6,898	727	977	664
Total Liabilities	7,992,383	294,840	7,608,623	135,764	76,291	32,633
NET ASSETS	$109,038,291	$5,683,900	$57,097,327	$818,672	$1,115,627	$671,130
NET ASSETS CONSIST OF:
Paid in Capital	$243,588,738	$25,948,219	$215,654,305	$23,339,753	$31,083,131	$11,899,212
Accumulated undistributed net investment income (loss)	(1,595,688)	(131,789)	(1,107,104)	(23,180)	(47,456)	(19,495)
Accumulated net realized gains (losses) on investments	(125,017,892)	(19,851,251)	(149,808,814)	(22,385,234)	(29,868,907)	(11,199,431)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	(60,992)	(10,785)	(108,057)	—	—	—
Swap agreements	(7,875,875)	(270,494)	(7,533,003)	(112,667)	(51,141)	(9,156)
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$109,038,291	$5,683,900	$57,097,327	$818,672	$1,115,627	$671,130
Shares (unlimited number of shares authorized, no par value)	3,349,668	93,741	1,242,483	18,741	37,479	37,463
Net Asset Value	$32.55	$60.63	$45.95	$43.68	$29.77	$17.91
See accompanying notes to the financial statements.

208 :: NOVEMBER 30, 2013 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	UltraShort Russell MidCap Growth	UltraShort Russell2000 Value	UltraShort Russell2000 Growth	Short Basic Materials	Short Financials	Short Oil & Gas
ASSETS:
Securities and Repurchase Agreements, at cost	$1,037,732	$2,255,926	$4,208,518	$2,677,718	$40,580,498	$2,261,735
Securities, at value	168,127	701,833	1,322,164	1,292,957	24,986,015	970,426
Repurchase Agreements, at value	869,605	1,554,093	2,886,354	1,384,761	15,594,483	1,291,309
Total Investment Securities	1,037,732	2,255,926	4,208,518	2,677,718	40,580,498	2,261,735
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	—	—	390,000	—	—
Dividends and interest receivable	—	—	—	—	—	—
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	6,553	5,801	4,363	5,264	—	4,939
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	200	—	—	—	—	1,754
Unrealized appreciation on foreign currency contracts	—	—	—	—	—	—
Prepaid expenses	8	17	26	42	262	24
Total Assets	1,044,493	2,261,744	4,212,907	3,073,024	40,580,760	2,268,452
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	3,163,014	—
Advisory fees payable	—	—	—	—	14,929	—
Management Services fees payable	—	—	—	—	2,909	—
Custodian fees payable	168	222	292	409	2,215	384
Administration fees payable	9,592	9,592	9,592	9,592	9,595	9,592
Trustee fees payable	5	8	21	10	150	21
Licensing fees payable	162	337	650	453	5,010	542
Listing fees payable	4,151	4,151	4,151	4,151	4,151	4,151
Professional fees payable	8,384	8,395	8,450	8,410	8,846	8,416
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	41,044	260,327	373,722	188,028	5,605,026	334,616
Unrealized depreciation on foreign currency contracts	—	—	—	—	—	—
Other liabilities	813	1,296	2,954	1,902	16,804	1,920
Total Liabilities	64,319	284,328	399,832	212,955	8,832,649	359,642
NET ASSETS	$980,174	$1,977,416	$3,813,075	$2,860,069	$31,748,111	$1,908,810
NET ASSETS CONSIST OF:
Paid in Capital	$19,937,416	$33,985,627	$46,235,744	$6,607,893	$176,047,120	$11,045,259
Accumulated undistributed net investment income (loss)	(28,432)	(59,494)	(121,772)	(112,415)	(1,132,242)	(89,100)
Accumulated net realized gains (losses) on investments	(18,887,966)	(31,688,390)	(41,927,175)	(3,447,381)	(137,561,741)	(8,714,487)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(40,844)	(260,327)	(373,722)	(188,028)	(5,605,026)	(332,862)
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$980,174	$1,977,416	$3,813,075	$2,860,069	$31,748,111	$1,908,810
Shares (unlimited number of shares authorized, no par value)	56,218	32,799	86,245	100,000	1,500,000	75,000
Net Asset Value	$17.44	$60.29	$44.21	$28.60	$21.17	$25.45

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2013 (UNAUDITED) :: 209

	Short Real Estate	Short KBW Regional Banking	UltraShort Basic Materials	UltraShort Nasdaq Biotechnology	UltraShort Consumer Goods	UltraShort Consumer Services
ASSETS:
Securities and Repurchase Agreements, at cost	$32,215,997	$1,662,029	$25,265,521	$10,339,504	$4,191,069	$5,593,296
Securities, at value	18,047,600	301,800	8,600,257	2,729,056	1,198,201	2,120,317
Repurchase Agreements, at value	14,168,397	1,360,229	16,665,264	7,610,448	2,992,868	3,472,979
Total Investment Securities	32,215,997	1,662,029	25,265,521	10,339,504	4,191,069	5,593,296
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	1,790,000	—	—	—	—	270,000
Dividends and interest receivable	—	—	2	1	—	—
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	6,052	—	2,688	4,312	4,069
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	1,863,042	—	—	6,296	—	—
Unrealized appreciation on foreign currency contracts	—	—	—	—	—	—
Prepaid expenses	126	7	227	760	11	44
Total Assets	35,869,165	1,668,088	25,265,750	10,349,249	4,195,392	5,867,409
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	14,406	—	6,572	—	—	—
Management Services fees payable	2,814	—	1,766	—	—	—
Custodian fees payable	21	243	1,140	198	90	292
Administration fees payable	9,593	9,592	9,594	9,592	9,592	9,592
Trustee fees payable	349	1	170	31	25	27
Licensing fees payable	6,705	118	3,557	2,409	621	680
Listing fees payable	4,151	4,151	4,151	—	4,151	4,151
Professional fees payable	8,823	8,375	8,952	8,440	8,413	8,452
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	860,623	178,671	3,835,130	2,289,047	153,607	1,557,314
Unrealized depreciation on foreign currency contracts	—	—	—	—	—	—
Other liabilities	7,715	1,476	28,409	804	1,555	4,767
Total Liabilities	915,200	202,627	3,899,441	2,310,521	178,054	1,585,275
NET ASSETS	$34,953,965	$1,465,461	$21,366,309	$8,038,728	$4,017,338	$4,282,134
NET ASSETS CONSIST OF:
Paid in Capital	$51,998,901	$13,335,233	$301,458,259	$18,470,342	$26,281,966	$99,530,706
Accumulated undistributed net investment income (loss)	(582,916)	(66,969)	(683,083)	(82,703)	(57,252)	(120,508)
Accumulated net realized gains (losses) on investments	(17,464,439)	(11,624,132)	(275,573,737)	(8,066,160)	(22,053,769)	(93,570,750)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	1,002,419	(178,671)	(3,835,130)	(2,282,751)	(153,607)	(1,557,314)
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$34,953,965	$1,465,461	$21,366,309	$8,038,728	$4,017,338	$4,282,134
Shares (unlimited number of shares authorized, no par value)	1,300,000	50,000	565,969	374,993	112,457	224,870
Net Asset Value	$26.89	$29.31	$37.75	$21.44	$35.72	$19.04

See accompanying notes to the financial statements.

210 :: NOVEMBER 30, 2013 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	UltraShort Financials	UltraShort Health Care	UltraShort Industrials	UltraShort Oil & Gas	UltraShort Real Estate	UltraShort Semiconductors
ASSETS:
Securities and Repurchase Agreements, at cost	$129,010,573	$3,067,355	$3,942,648	$62,111,117	$55,264,491	$14,577,236
Securities, at value	48,041,083	767,236	1,235,748	35,044,428	31,846,128	4,489,520
Repurchase Agreements, at value	80,969,490	2,300,119	2,706,900	27,066,689	23,418,363	10,087,716
Total Investment Securities	129,010,573	3,067,355	3,942,648	62,111,117	55,264,491	14,577,236
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	—	—	—	—	—
Dividends and interest receivable	9	—	—	—	1	—
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	3,116	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	5,372	4,734	—	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	611,358	3,152,644	—
Unrealized appreciation on foreign currency contracts	—	—	—	—	—	—
Prepaid expenses	830	24	23	420	438	67
Total Assets	129,011,412	3,075,867	3,947,405	62,722,895	58,417,574	14,577,303
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	4,098,866	—	—	—	—	—
Advisory fees payable	59,328	—	—	34,489	24,668	885
Management Services fees payable	8,885	—	—	5,210	4,299	1,054
Custodian fees payable	6,636	252	294	1,757	4,715	329
Administration fees payable	12,636	9,592	9,592	10,210	9,701	9,593
Trustee fees payable	573	11	16	333	177	56
Licensing fees payable	15,302	433	581	9,161	7,786	1,611
Listing fees payable	4,151	4,151	4,151	4,151	4,151	4,151
Professional fees payable	9,550	8,398	8,406	9,275	8,998	8,512
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	24,610,983	574,590	429,054	203,156	3,803,899	1,878,514
Unrealized depreciation on foreign currency contracts	—	—	—	—	—	—
Other liabilities	36,081	1,016	4,493	37,877	40,060	2,838
Total Liabilities	28,862,991	598,443	456,587	315,619	3,908,454	1,907,543
NET ASSETS	$100,148,421	$2,477,424	$3,490,818	$62,407,276	$54,509,120	$12,669,760
NET ASSETS CONSIST OF:
Paid in Capital	$1,627,384,651	$21,484,146	$53,664,791	$354,825,821	$3,420,281,646	$86,326,751
Accumulated undistributed net investment income (loss)	(3,126,775)	(66,410)	(94,853)	(1,241,223)	(1,671,356)	(211,503)
Accumulated net realized gains (losses) on investments	(1,499,498,472)	(18,365,722)	(49,650,066)	(291,585,524)	(3,363,449,915)	(71,566,974)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(24,610,983)	(574,590)	(429,054)	408,202	(651,255)	(1,878,514)
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$100,148,421	$2,477,424	$3,490,818	$62,407,276	$54,509,120	$12,669,760
Shares (unlimited number of shares authorized, no par value)	5,454,330	93,734	60,917	1,192,108	2,466,509	554,921
Net Asset Value	$18.36	$26.43	$57.30	$52.35	$22.10	$22.83

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2013 (UNAUDITED) :: 211

	UltraShort Technology	UltraShort Telecommunications	UltraShort Utilities	UltraPro Short Financials	Short MSCI EAFE	Short MSCI Emerging Markets
ASSETS:
Securities and Repurchase Agreements, at cost	$7,498,340	$1,301,620	$5,357,632	$4,155,818	$60,834,326	$214,950,895
Securities, at value	3,466,277	280,907	1,583,725	1,251,225	26,611,350	134,206,150
Repurchase Agreements, at value	4,032,063	1,020,713	3,773,907	2,904,593	34,222,976	80,744,745
Total Investment Securities	7,498,340	1,301,620	5,357,632	4,155,818	60,834,326	214,950,895
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	40,000	—	—	—	—	—
Dividends and interest receivable	—	—	—	—	2	4
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	2,831	6,451	4,385	4,207	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	24,091	29,619	183,760	—	—	592,783
Unrealized appreciation on foreign currency contracts	—	—	—	—	—	—
Prepaid expenses	56	10	15	2	1,167	1,400
Total Assets	7,565,318	1,337,700	5,545,792	4,160,027	60,835,495	215,545,082
LIABILITIES:
Cash overdraft	—	—	1,539,801	—	49	45
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	—	—	—	21,282	119,677
Management Services fees payable	—	—	—	—	3,592	16,204
Custodian fees payable	402	168	79	86	4,755	4,592
Administration fees payable	9,592	9,592	9,592	9,596	9,743	16,451
Trustee fees payable	30	5	21	16	542	1,768
Licensing fees payable	1,055	160	600	339	2,782	2,782
Listing fees payable	4,151	4,151	4,151	4,151	4,151	4,151
Professional fees payable	8,454	8,383	8,406	8,541	9,889	11,683
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	1,387,619	228,761	222,130	572,457	17,383,510	15,922,045
Unrealized depreciation on foreign currency contracts	—	—	—	—	—	—
Other liabilities	6,116	783	1,920	2,300	37,916	23,632
Total Liabilities	1,417,419	252,003	1,786,700	597,486	17,478,211	16,123,030
NET ASSETS	$6,147,899	$1,085,697	$3,759,092	$3,562,541	$43,357,284	$199,422,052
NET ASSETS CONSIST OF:
Paid in Capital	$77,195,290	$9,200,517	$18,708,908	$6,730,513	$189,546,674	$425,899,733
Accumulated undistributed net investment income (loss)	(175,232)	(30,486)	(54,666)	(28,437)	(2,487,227)	(4,314,007)
Accumulated net realized gains (losses) on investments	(69,508,631)	(7,885,192)	(14,856,780)	(2,567,078)	(126,318,653)	(206,834,412)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(1,363,528)	(199,142)	(38,370)	(572,457)	(17,383,510)	(15,329,262)
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$6,147,899	$1,085,697	$3,759,092	$3,562,541	$43,357,284	$199,422,052
Shares (unlimited number of shares authorized, no par value)	262,318	59,989	174,961	87,493	1,275,000	7,575,000
Net Asset Value	$23.44	$18.10	$21.49	$40.72	$34.01	$26.33

See accompanying notes to the financial statements.

212 :: NOVEMBER 30, 2013 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Short FTSE China 25	UltraShort MSCI EAFE	UltraShort MSCI Emerging Markets	UltraShort FTSE Europe	UltraShort MSCI Pacific ex-Japan	UltraShort MSCI Brazil Capped
ASSETS:
Securities and Repurchase Agreements, at cost	$3,927,126	$13,104,599	$77,042,117	$51,509,338	$1,405,683	$14,559,992
Securities, at value	1,681,797	3,972,922	22,569,266	16,676,375	325,120	5,197,974
Repurchase Agreements, at value	2,245,329	9,131,677	54,472,851	34,832,963	1,080,563	9,362,018
Total Investment Securities	3,927,126	13,104,599	77,042,117	51,509,338	1,405,683	14,559,992
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	—	—	—	—	—
Dividends and interest receivable	—	1	6	3	—	1
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	4,418	2,585	—	—	8,255	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	55,292	—	313,362	—	29,999	996,797
Unrealized appreciation on foreign currency contracts	—	—	—	—	—	—
Prepaid expenses	34	47	284	1,588	7	701
Total Assets	3,986,870	13,107,232	77,355,769	51,510,929	1,443,944	15,557,491
LIABILITIES:
Cash overdraft	4	14	21	53	—	14
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	—	22,321	16,773	—	—
Management Services fees payable	—	—	3,965	3,251	—	438
Custodian fees payable	456	531	1,669	6,314	116	399
Administration fees payable	9,593	9,593	9,661	9,598	9,592	9,593
Trustee fees payable	22	59	667	279	7	88
Licensing fees payable	1,773	2,782	2,782	11,038	2,782	2,782
Listing fees payable	4,151	4,151	4,151	4,151	4,151	4,151
Professional fees payable	8,413	8,499	9,394	8,875	8,385	8,397
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	725,352	4,871,471	29,493,036	13,527,390	182,999	2,334,098
Unrealized depreciation on foreign currency contracts	—	—	—	—	—	—
Other liabilities	1,725	4,341	14,256	29,347	700	1,680
Total Liabilities	751,489	4,901,441	29,561,923	13,617,069	208,732	2,361,640
NET ASSETS	$3,235,381	$8,205,791	$47,793,846	$37,893,860	$1,235,212	$13,195,851
NET ASSETS CONSIST OF:
Paid in Capital	$8,385,710	$102,582,820	$750,953,578	$258,047,029	$7,593,297	$32,302,850
Accumulated undistributed net investment income (loss)	(134,965)	(224,103)	(1,371,872)	(1,875,977)	(29,977)	(258,686)
Accumulated net realized gains (losses) on investments	(4,345,304)	(89,281,455)	(672,608,186)	(204,749,802)	(6,175,108)	(17,511,012)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(670,060)	(4,871,471)	(29,179,674)	(13,527,390)	(153,000)	(1,337,301)
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$3,235,381	$8,205,791	$47,793,846	$37,893,860	$1,235,212	$13,195,851
Shares (unlimited number of shares authorized, no par value)	100,000	187,428	2,369,744	587,462	49,992	174,951
Net Asset Value	$32.35	$43.78	$20.17	$64.50	$24.71	$75.43

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2013 (UNAUDITED) :: 213

	UltraShort FTSE China 25	UltraShort MSCI Japan	UltraShort MSCI Mexico Capped IMI	Short 7-10 Year Treasury	Short 20+ Year Treasury	Short High Yield
ASSETS:
Securities and Repurchase Agreements, at cost	$144,480,210	$17,124,958	$1,314,264	$52,978,037	$1,541,884,182	$58,612,633
Securities, at value	86,805,615	5,400,614	449,184	29,706,291	997,347,493	31,617,661
Repurchase Agreements, at value	57,674,595	11,724,344	865,080	23,271,746	544,536,689	26,994,972
Total Investment Securities	144,480,210	17,124,958	1,314,264	52,978,037	1,541,884,182	58,612,633
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	19,461	910,250	—
Segregated cash balances with custodian for swap agreements	—	—	—	—	—	5,320,317
Dividends and interest receivable	6	1	—	—	3	1
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	22,640,057	—
Receivable from Advisor	—	1,404	8,311	—	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	1,313	170	—
Unrealized appreciation on swap agreements	—	—	—	105,007	3,940,568	—
Unrealized appreciation on foreign currency contracts	—	—	—	—	—	—
Prepaid expenses	698	48	159	174	6,751	1,242
Total Assets	144,480,914	17,126,411	1,322,734	53,103,992	1,569,381,981	63,934,193
LIABILITIES:
Cash overdraft	292	18	—	—	—	38
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	58,647	—	—	26,494	950,461	29,231
Management Services fees payable	9,265	—	—	4,284	122,928	4,810
Custodian fees payable	3,457	177	29	31	5,859	146
Administration fees payable	12,750	9,592	9,592	9,684	37,004	10,072
Trustee fees payable	782	49	6	301	8,715	384
Licensing fees payable	43,442	2,782	2,782	7,489	224,919	—
Listing fees payable	4,151	4,151	4,151	4,151	3,608	4,151
Professional fees payable	9,902	8,462	8,243	8,909	24,422	9,043
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	39,563,366	6,051,480	176,706	—	98,356	7,602,991
Unrealized depreciation on foreign currency contracts	—	—	—	—	—	—
Other liabilities	22,699	2,618	523	2,048	79,440	2,429
Total Liabilities	39,728,753	6,079,329	202,032	63,391	1,555,712	7,663,295
NET ASSETS	$104,752,161	$11,047,082	$1,120,702	$53,040,601	$1,567,826,269	$56,270,898
NET ASSETS CONSIST OF:
Paid in Capital	$849,845,136	$37,837,071	$14,691,138	$55,140,036	$1,896,696,625	$71,846,378
Accumulated undistributed net investment income (loss)	(2,568,064)	(177,545)	(30,022)	(443,214)	(16,952,590)	(779,380)
Accumulated net realized gains (losses) on investments	(702,961,545)	(20,560,964)	(13,363,708)	(1,764,935)	(315,896,839)	(7,193,109)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	3,707	136,861	—
Swap agreements	(39,563,366)	(6,051,480)	(176,706)	105,007	3,842,212	(7,602,991)
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$104,752,161	$11,047,082	$1,120,702	$53,040,601	$1,567,826,269	$56,270,898
Shares (unlimited number of shares authorized, no par value)	1,829,897	168,750	49,986	1,600,000	48,500,000	1,900,000
Net Asset Value	$57.24	$65.46	$22.42	$33.15	$32.33	$29.62

See accompanying notes to the financial statements.

214 :: NOVEMBER 30, 2013 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Short Investment Grade Corporate	UltraShort 3-7 Year Treasury	UltraShort 7-10 Year Treasury	UltraShort 20+ Year Treasury	UltraShort TIPS	UltraPro Short 20+ Year Treasury
ASSETS:
Securities and Repurchase Agreements, at cost	$3,067,957	$4,200,012	$307,396,667	$4,195,248,326	$11,452,474	$97,338,164
Securities, at value	1,754,922	1,434,012	203,951,725	2,724,263,627	6,095,960	34,645,735
Repurchase Agreements, at value	1,313,035	2,766,000	103,444,942	1,470,984,699	5,356,514	62,692,429
Total Investment Securities	3,067,957	4,200,012	307,396,667	4,195,248,326	11,452,474	97,338,164
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	256,355	2,843,497	—	96,250
Segregated cash balances with custodian for swap agreements	160,021	—	—	—	—	—
Dividends and interest receivable	—	—	1	15	—	1
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	40,063,902	—	—
Receivable from Advisor	6,175	4,319	—	—	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	17,281	249	—	58
Unrealized appreciation on swap agreements	35,071	—	463,009	23,747,877	281,537	9,057,489
Unrealized appreciation on foreign currency contracts	—	—	—	—	—	—
Prepaid expenses	492	31	1,812	22,254	35	336
Total Assets	3,269,716	4,204,362	308,135,125	4,261,926,120	11,734,046	106,492,298
LIABILITIES:
Cash overdraft	1	—	—	250	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	—	186,758	2,617,288	392	61,761
Management Services fees payable	—	—	25,304	348,969	959	8,821
Custodian fees payable	181	109	7,147	49,124	28	61
Administration fees payable	9,592	9,592	20,335	48,256	9,592	12,274
Trustee fees payable	13	21	1,693	22,836	63	600
Licensing fees payable	—	664	49,348	639,471	1,589	14,189
Listing fees payable	4,151	4,151	4,151	4,011	4,151	386
Professional fees payable	8,399	8,419	11,711	52,583	8,479	9,415
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	56,529	206,861	1,995,092	2,590,559	—	532,312
Unrealized depreciation on foreign currency contracts	—	—	—	—	—	—
Other liabilities	519	1,002	30,600	309,610	614	3,116
Total Liabilities	79,385	230,819	2,332,139	6,682,957	25,867	642,935
NET ASSETS	$3,190,331	$3,973,543	$305,802,986	$4,255,243,163	$11,708,179	$105,849,363
NET ASSETS CONSIST OF:
Paid in Capital	$3,963,675	$4,952,690	$556,420,743	$8,156,268,857	$12,377,058	$90,220,403
Accumulated undistributed net investment income (loss)	(62,300)	(78,413)	(5,389,751)	(55,390,988)	(95,110)	(592,070)
Accumulated net realized gains (losses) on investments	(689,586)	(693,873)	(243,740,311)	(3,867,251,688)	(855,306)	7,685,942
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	44,388	459,664	—	9,911
Swap agreements	(21,458)	(206,861)	(1,532,083)	21,157,318	281,537	8,525,177
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$3,190,331	$3,973,543	$305,802,986	$4,255,243,163	$11,708,179	$105,849,363
Shares (unlimited number of shares authorized, no par value)	100,000	125,000	10,500,000	55,606,929	400,000	1,174,917
Net Asset Value	$31.90	$31.79	$29.12	$76.52	$29.27	$90.09
See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2013 (UNAUDITED) :: 215

	Ultra Russell3000	Ultra S&P500®	Ultra QQQ®	Ultra Dow30SM	Ultra MidCap400	Ultra Russell2000
ASSETS:
Securities and Repurchase Agreements, at cost	$3,256,049	$2,935,905,887	$593,246,813	$245,606,987	$1,548,794,623	$232,416,185
Securities, at value	1,698,465	2,559,520,449	497,879,068	216,747,109	1,388,136,677	139,376,496
Repurchase Agreements, at value	1,566,565	427,870,287	115,532,814	42,874,265	197,428,994	93,041,427
Total Investment Securities	3,265,030	2,987,390,736	613,411,882	259,621,374	1,585,565,671	232,417,923
Cash	2	—	—	—	—	128,786
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	20,894,742	4,805,955	2,096,876	8,556,233	1,094,621
Segregated cash balances with custodian for swap agreements	70,000	1,380,553	321,207	172,877	1,526,459	3,200,449
Dividends and interest receivable	942	3,994,267	616,018	520,382	1,183,032	11,360
Receivable for investments sold	4	95,779,915	—	—	660,689	13,005
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	13,075
Receivable from Advisor	46,555	—	—	—	—	—
Reclaims receivable	5	6,073	—	—	—	—
Receivable for variation margin on futures contracts	—	—	560,301	—	—	2,290
Unrealized appreciation on swap agreements	579,633	80,892,014	75,685,420	14,536,462	22,490,409	28,626,362
Unrealized appreciation on foreign currency contracts	—	—	—	—	—	—
Prepaid expenses	41	18,719	3,202	1,586	2,197	8,670
Total Assets	3,962,212	3,190,357,019	695,403,985	276,949,557	1,619,984,690	265,516,541
LIABILITIES:
Cash overdraft	—	84,982	20,708	—	51	—
Payable for investments purchased	—	195,782	10,053,074	—	2,511,837	—
Payable for capital shares redeemed	—	95,289,774	—	—	—	—
Advisory fees payable	—	1,778,062	368,841	158,096	1,006,464	106,037
Management Services fees payable	—	237,073	54,148	22,159	129,785	34,480
Custodian fees payable	968	20,627	29,726	4,797	385	10,376
Administration fees payable	18,606	49,600	38,107	27,715	46,276	39,920
Trustee fees payable	24	8,391	2,500	1,368	3,671	9,331
Licensing fees payable	600	—	238,145	29,367	—	161,720
Listing fees payable	4,151	4,191	4,151	4,151	4,151	4,151
Professional fees payable	8,429	31,666	13,084	11,313	12,960	26,938
Payable for variation margin on futures contracts	—	469,302	—	56,106	712,222	—
Unrealized depreciation on swap agreements	—	—	—	—	—	—
Unrealized depreciation on foreign currency contracts	—	—	—	—	—	—
Other liabilities	779	107,468	39,906	27,651	3,623	15,823
Total Liabilities	33,557	98,276,918	10,862,390	342,723	4,431,425	408,776
NET ASSETS	$3,928,655	$3,092,080,101	$684,541,595	$276,606,834	$1,615,553,265	$265,107,765
NET ASSETS CONSIST OF:
Paid in Capital	$(383,258)	$2,802,116,044	$798,584,424	$395,118,010	$1,490,690,709	$(9,489,912)
Accumulated undistributed net investment income (loss)	(30,711)	3,024,515	(947,177)	211,734	(613,088)	(2,265,687)
Accumulated net realized gains (losses) on investments	3,754,010	141,106,201	(214,650,663)	(149,583,836)	60,841,144	247,715,753
Net unrealized appreciation (depreciation) on:
Investments	8,981	51,484,849	20,165,069	14,014,387	36,771,048	1,738
Futures contracts	—	13,456,478	5,704,522	2,310,077	5,373,043	519,511
Swap agreements	579,633	80,892,014	75,685,420	14,536,462	22,490,409	28,626,362
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$3,928,655	$3,092,080,101	$684,541,595	$276,606,834	$1,615,553,265	$265,107,765
Shares (unlimited number of shares authorized, no par value)	50,000	31,650,000	7,275,000	2,550,000	27,000,000	3,225,000
Net Asset Value	$78.57	$97.70	$94.10	$108.47	$59.84	$82.20

See accompanying notes to the financial statements.

216 :: NOVEMBER 30, 2013 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Ultra SmallCap600	UltraPro S&P500®	UltraPro QQQ®	UltraPro Dow30SM	UltraPro MidCap400	UltraPro Russell2000
ASSETS:
Securities and Repurchase Agreements, at cost	$27,659,972	$474,006,516	$291,929,902	$81,512,928	$29,106,097	$164,705,992
Securities, at value	12,664,081	148,281,582	216,783,881	76,741,186	22,502,155	90,505,303
Repurchase Agreements, at value	14,912,095	326,044,438	78,031,342	8,887,021	6,721,530	74,469,747
Total Investment Securities	27,576,176	474,326,020	294,815,223	85,628,207	29,223,685	164,975,050
Cash	1,800	7,695	—	—	—	14,511
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	4,648,642	1,846,515	704,550	197,123	659,640
Segregated cash balances with custodian for swap agreements	34,957	55,861,394	17,208,845	842,884	117,077	6,049,936
Dividends and interest receivable	3,126	65,726	198,777	237,283	22,599	25,133
Receivable for investments sold	828	8,630	—	—	14,194	1,730
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	1,389	—	—	—	3,582	—
Reclaims receivable	—	71	—	—	—	—
Receivable for variation margin on futures contracts	—	—	215,762	—	—	799
Unrealized appreciation on swap agreements	3,425,030	74,919,032	131,011,450	5,726,996	4,801,953	36,063,117
Unrealized appreciation on foreign currency contracts	—	—	—	—	—	—
Prepaid expenses	547	3,783	1,503	347	680	715
Total Assets	31,043,853	609,840,993	445,298,075	93,140,267	34,380,893	207,790,631
LIABILITIES:
Cash overdraft	—	—	6,121	—	10	—
Payable for investments purchased	15,904	2,253	40,231,940	—	53,937	10,038,165
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	359,621	201,616	46,700	—	77,999
Management Services fees payable	—	47,454	30,946	7,500	—	15,057
Custodian fees payable	180	10,005	6,156	2,076	512	34,129
Administration fees payable	16,346	37,443	31,019	19,449	16,549	28,408
Trustee fees payable	132	3,105	1,189	535	162	1,027
Licensing fees payable	—	—	120,662	10,248	—	29,276
Listing fees payable	4,151	4,151	921	4,151	4,151	4,151
Professional fees payable	8,654	13,426	10,598	9,344	8,708	10,165
Payable for variation margin on futures contracts	—	109,183	—	18,727	16,685	—
Unrealized depreciation on swap agreements	—	—	—	—	—	—
Unrealized depreciation on foreign currency contracts	—	—	—	—	—	—
Other liabilities	3,548	21,394	10,082	4,564	3,196	7,979
Total Liabilities	48,915	608,035	40,651,250	123,294	103,910	10,246,356
NET ASSETS	$30,994,938	$609,232,958	$404,646,825	$93,016,973	$34,276,983	$197,544,275
NET ASSETS CONSIST OF:
Paid in Capital	$15,926,218	$244,112,884	$128,752,645	$34,670,229	$4,910,985	$67,066,370
Accumulated undistributed net investment income (loss)	(77,489)	(239,685)	(743,619)	177,916	(127,521)	(536,213)
Accumulated net realized gains (losses) on investments	11,804,975	288,515,077	141,465,304	48,036,416	24,494,065	94,256,751
Net unrealized appreciation (depreciation) on:
Investments	(83,796)	319,504	2,885,321	4,115,279	117,588	269,058
Futures contracts	—	1,606,146	1,275,724	290,137	79,913	425,192
Swap agreements	3,425,030	74,919,032	131,011,450	5,726,996	4,801,953	36,063,117
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$30,994,938	$609,232,958	$404,646,825	$93,016,973	$34,276,983	$197,544,275
Shares (unlimited number of shares authorized, no par value)	300,000	6,800,000	7,100,000	900,000	400,000	2,350,000
Net Asset Value	$103.32	$89.59	$56.99	$103.35	$85.69	$84.06

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2013 (UNAUDITED) :: 217

	Ultra Russell1000 Value	Ultra Russell1000 Growth	Ultra Russell MidCap Value	Ultra Russell MidCap Growth	Ultra Russell2000 Value	Ultra Russell2000 Growth
ASSETS:
Securities and Repurchase Agreements, at cost	$7,448,010	$13,822,879	$5,164,124	$11,459,250	$11,209,979	$11,675,987
Securities, at value	5,913,316	9,555,394	1,829,710	9,118,345	8,597,564	8,356,770
Repurchase Agreements, at value	2,385,169	5,638,902	3,334,414	3,670,936	3,230,576	3,163,003
Total Investment Securities	8,298,485	15,194,296	5,164,124	12,789,281	11,828,140	11,519,773
Cash	—	—	—	—	2,782	1,806,007
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	194	—	—	—	1,123	1,033
Dividends and interest receivable	11,148	10,078	668	7,478	8,040	3,402
Receivable for investments sold	—	—	—	—	109	7,149,534
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	2,815
Receivable from Advisor	7,182	1,706	10,434	3,892	6,736	5,463
Reclaims receivable	2	3	7	4	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	502,101	505,937	315,934	890,793	836,476	1,040,646
Unrealized appreciation on foreign currency contracts	—	—	—	—	—	—
Prepaid expenses	42	116	59	63	63	95
Total Assets	8,819,154	15,712,136	5,491,226	13,691,511	12,683,469	21,528,768
LIABILITIES:
Cash overdraft	84	—	219	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	7,155,805
Advisory fees payable	—	—	—	—	—	—
Management Services fees payable	—	—	—	—	—	—
Custodian fees payable	11,276	3,141	11,405	8,064	24,159	26,800
Administration fees payable	16,463	16,363	16,316	16,251	17,676	17,483
Trustee fees payable	44	63	79	68	59	90
Licensing fees payable	1,278	2,256	1,386	2,010	1,801	2,852
Listing fees payable	4,151	4,151	4,151	4,151	4,151	4,151
Professional fees payable	8,463	8,536	8,522	8,505	8,481	8,512
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	—	—	121,986	1,120	—	—
Unrealized depreciation on foreign currency contracts	—	—	—	—	—	—
Other liabilities	1,601	1,907	1,248	1,810	1,909	2,500
Total Liabilities	43,360	36,417	165,312	41,979	58,236	7,218,193
NET ASSETS	$8,775,794	$15,675,719	$5,325,914	$13,649,532	$12,625,233	$14,310,575
NET ASSETS CONSIST OF:
Paid in Capital	$12,503,608	$13,705,258	$(33,880)	$14,540,841	$12,799,965	$4,214,357
Accumulated undistributed net investment income (loss)	17,984	12,245	(12,598)	(84,285)	12,773	(120,040)
Accumulated net realized gains (losses) on investments	(5,098,374)	80,862	5,178,444	(3,026,728)	(1,642,142)	9,331,826
Net unrealized appreciation (depreciation) on:
Investments	850,475	1,371,417	—	1,330,031	618,161	(156,214)
Futures contracts	—	—	—	—	—	—
Swap agreements	502,101	505,937	193,948	889,673	836,476	1,040,646
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$8,775,794	$15,675,719	$5,325,914	$13,649,532	$12,625,233	$14,310,575
Shares (unlimited number of shares authorized, no par value)	150,000	150,000	75,000	150,000	225,000	150,000
Net Asset Value	$58.51	$104.50	$71.01	$91.00	$56.11	$95.40

See accompanying notes to the financial statements.

218 :: NOVEMBER 30, 2013 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Ultra Basic Materials	Ultra Nasdaq Biotechnology	Ultra Consumer Goods	Ultra Consumer Services	Ultra Financials	Ultra Health Care
ASSETS:
Securities and Repurchase Agreements, at cost	$106,624,855	$156,703,317	$9,583,987	$23,386,476	$676,294,090	$81,749,364
Securities, at value	35,819,713	151,616,830	8,770,250	21,148,173	651,733,500	70,278,388
Repurchase Agreements, at value	70,805,142	18,441,722	961,546	3,107,684	103,559,194	13,156,687
Total Investment Securities	106,624,855	170,058,552	9,731,796	24,255,857	755,292,694	83,435,075
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	3,069,780	99,448	54,736	19,833	267,872	4,987,418
Dividends and interest receivable	807	41,705	10,231	20,602	753,547	70,583
Receivable for investments sold	—	—	—	6,399	16,963,050	—
Due from counterparty	499,088	—	11,639	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	2,978	—	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	11,392,961	36,508,304	3,350,010	3,534,132	76,527,019	15,055,197
Unrealized appreciation on foreign currency contracts	—	—	—	—	—	—
Prepaid expenses	789	3,631	130	106	4,779	411
Total Assets	121,588,280	206,711,640	13,161,520	27,836,929	849,808,961	103,548,684
LIABILITIES:
Cash overdraft	3,475,369	—	16,926	—	—	138,516
Payable for investments purchased	—	111,235	1,401,086	27,517	20,249	12,977,406
Payable for capital shares redeemed	—	—	—	—	17,031,073	—
Advisory fees payable	56,360	94,431	—	3,171	498,584	42,552
Management Services fees payable	8,853	15,414	—	1,920	67,651	7,091
Custodian fees payable	4,692	2,751	1,680	4,426	24,374	1,600
Administration fees payable	20,574	24,559	15,976	16,039	41,460	19,000
Trustee fees payable	436	936	57	100	4,124	475
Licensing fees payable	15,435	64,045	1,849	2,937	117,202	11,463
Listing fees payable	4,151	—	4,151	4,151	4,151	4,151
Professional fees payable	9,266	10,033	8,539	8,579	17,035	9,378
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	17,979	—	3,563	—	—	—
Unrealized depreciation on foreign currency contracts	—	—	—	—	—	—
Other liabilities	26,016	3,006	1,539	1,357	94,735	4,174
Total Liabilities	3,639,131	326,410	1,455,366	70,197	17,920,638	13,215,806
NET ASSETS	$117,949,149	$206,385,230	$11,706,154	$27,766,732	$831,888,323	$90,332,878
NET ASSETS CONSIST OF:
Paid in Capital	$74,942,393	$112,296,022	$1,312,571	$13,682,912	$2,750,621,710	$43,479,658
Accumulated undistributed net investment income (loss)	93,331	(876,703)	9,857	(6,310)	1,167,128	(12,334)
Accumulated net realized gains (losses) on investments	31,538,443	45,102,372	6,889,470	9,686,617	(2,075,426,138)	30,124,646
Net unrealized appreciation (depreciation) on:
Investments	—	13,355,235	147,809	869,381	78,998,604	1,685,711
Futures contracts	—	—	—	—	—	—
Swap agreements	11,374,982	36,508,304	3,346,447	3,534,132	76,527,019	15,055,197
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$117,949,149	$206,385,230	$11,706,154	$27,766,732	$831,888,323	$90,332,878
Shares (unlimited number of shares authorized, no par value)	2,550,000	2,800,000	150,000	375,000	7,384,625	1,125,000
Net Asset Value	$46.25	$73.71	$78.04	$74.04	$112.65	$80.30

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2013 (UNAUDITED) :: 219

	Ultra Industrials	Ultra Oil & Gas	Ultra Real Estate	Ultra KBW Regional Banking	Ultra Semiconductors	Ultra Technology
ASSETS:
Securities and Repurchase Agreements, at cost	$21,103,759	$153,939,535	$299,479,208	$14,805,033	$24,810,373	$115,737,807
Securities, at value	20,487,598	129,619,551	153,625,690	13,823,216	22,842,743	99,973,658
Repurchase Agreements, at value	1,830,918	24,440,948	145,853,518	2,236,301	3,824,684	23,144,646
Total Investment Securities	22,318,516	154,060,499	299,479,208	16,059,517	26,667,427	123,118,304
Cash	52	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	2,361	88,037	8,753,972	—	—	11,676,176
Dividends and interest receivable	39,198	195,479	6	16,026	77,821	112,703
Receivable for investments sold	15,661	—	—	—	—	—
Due from counterparty	—	580,234	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	—	154	—	—
Reclaims receivable	—	351	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	7,090,848	19,834,819	28,049,915	2,433,743	2,053,027	12,867,539
Unrealized appreciation on foreign currency contracts	—	—	—	—	—	—
Prepaid expenses	170	959	2,542	15	200	425
Total Assets	29,466,806	174,760,378	336,285,643	18,509,455	28,798,475	147,775,147
LIABILITIES:
Cash overdraft	—	307,730	—	—	—	33,252
Payable for investments purchased	504,696	35,847,766	—	402,000	—	18,123,890
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	5,606	77,060	188,850	—	7,495	62,768
Management Services fees payable	2,315	11,782	26,954	—	2,346	9,872
Custodian fees payable	6,745	4,397	12,357	687	1,019	4,704
Administration fees payable	16,059	22,188	31,094	15,915	15,917	20,911
Trustee fees payable	115	537	2,118	116	117	670
Licensing fees payable	3,696	20,312	51,079	1,080	4,246	16,278
Listing fees payable	4,151	4,151	4,151	4,151	4,151	4,151
Professional fees payable	8,599	9,813	13,121	8,522	8,649	9,570
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	—	325,719	22,409,321	—	9,703	—
Unrealized depreciation on foreign currency contracts	—	—	—	—	—	—
Other liabilities	3,732	37,704	37,590	897	6,355	8,673
Total Liabilities	555,714	36,669,159	22,776,635	433,368	59,998	18,294,739
NET ASSETS	$28,911,092	$138,091,219	$313,509,008	$18,076,087	$28,738,477	$129,480,408
NET ASSETS CONSIST OF:
Paid in Capital	$10,876,182	$62,359,547	$239,075,932	$14,578,911	$37,746,955	$89,231,691
Accumulated undistributed net investment income (loss)	47,720	777,723	2,183,381	16,022	88,253	10,448
Accumulated net realized gains (losses) on investments	9,681,585	55,323,885	66,609,101	(207,073)	(12,997,109)	19,990,233
Net unrealized appreciation (depreciation) on:
Investments	1,214,757	120,964	—	1,254,484	1,857,054	7,380,497
Futures contracts	—	—	—	—	—	—
Swap agreements	7,090,848	19,509,100	5,640,594	2,433,743	2,043,324	12,867,539
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$28,911,092	$138,091,219	$313,509,008	$18,076,087	$28,738,477	$129,480,408
Shares (unlimited number of shares authorized, no par value)	300,000	2,100,000	4,679,372	200,000	600,000	1,275,000
Net Asset Value	$96.37	$65.76	$67.00	$90.38	$47.90	$101.55

See accompanying notes to the financial statements.

220 :: NOVEMBER 30, 2013 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Ultra Telecommunications	Ultra Utilities	UltraPro Financials	Ultra MSCI EAFE	Ultra MSCI Emerging Markets	Ultra FTSE Europe
ASSETS:
Securities and Repurchase Agreements, at cost	$5,680,400	$10,809,654	$17,441,167	$13,757,659	$41,359,200	$20,344,685
Securities, at value	4,736,351	8,188,727	17,883,253	5,980,410	17,814,837	8,050,160
Repurchase Agreements, at value	968,852	2,013,084	796,858	7,777,249	23,544,363	12,294,525
Total Investment Securities	5,705,203	10,201,811	18,680,111	13,757,659	41,359,200	20,344,685
Cash	—	—	4	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	146,410	146	—	44,000	—	—
Dividends and interest receivable	6,788	40,344	22,514	—	1	1
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	23,065	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	6,081	3,699	—	—	—	—
Reclaims receivable	—	—	2	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	537,038	210,302	4,726,517	2,307,480	5,536,687	3,862,028
Unrealized appreciation on foreign currency contracts	—	—	—	—	—	—
Prepaid expenses	32	96	19	87	491	416
Total Assets	6,401,552	10,479,463	23,429,167	16,109,226	46,896,379	24,207,130
LIABILITIES:
Cash overdraft	—	—	—	5,268,784	24	17
Payable for investments purchased	—	—	600	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	—	633	—	17,260	7,945
Management Services fees payable	—	—	1,824	241	3,328	1,934
Custodian fees payable	1,067	61	10,036	403	329	184
Administration fees payable	15,870	15,924	16,282	9,593	9,593	9,593
Trustee fees payable	34	53	132	67	175	70
Licensing fees payable	873	1,685	2,776	2,782	2,782	2,432
Listing fees payable	4,151	4,151	4,151	4,151	4,151	4,151
Professional fees payable	8,441	8,551	8,658	8,528	8,750	8,333
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	128,370	306,557	—	—	636,667	14,519
Unrealized depreciation on foreign currency contracts	—	—	—	—	—	—
Other liabilities	1,439	3,486	2,150	1,294	1,146	379
Total Liabilities	160,245	340,468	47,242	5,295,843	684,205	49,557
NET ASSETS	$6,241,307	$10,138,995	$23,381,925	$10,813,383	$46,212,174	$24,157,573
NET ASSETS CONSIST OF:
Paid in Capital	$3,854,177	$15,138,409	$15,825,710	$3,603,055	$44,880,308	$18,319,294
Accumulated undistributed net investment income (loss)	63,946	54,181	47,837	(184,360)	(552,839)	(139,841)
Accumulated net realized gains (losses) on investments	1,889,713	(4,349,497)	1,542,917	5,087,208	(3,015,315)	2,130,611
Net unrealized appreciation (depreciation) on:
Investments	24,803	(607,843)	1,238,944	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	408,668	(96,255)	4,726,517	2,307,480	4,900,020	3,847,509
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$6,241,307	$10,138,995	$23,381,925	$10,813,383	$46,212,174	$24,157,573
Shares (unlimited number of shares authorized, no par value)	75,000	150,000	400,002	100,000	600,000	500,000
Net Asset Value	$83.22	$67.59	$58.45	$108.13	$77.02	$48.32

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2013 (UNAUDITED) :: 221

	Ultra MSCI Pacific ex-Japan	Ultra MSCI Brazil Capped	Ultra FTSE China 25	Ultra MSCI Japan	Ultra MSCI Mexico Capped IMI	Ultra 7-10 Year Treasury
ASSETS:
Securities and Repurchase Agreements, at cost	$1,542,491	$9,215,596	$36,931,333	$26,444,447	$3,409,540	$16,246,923
Securities, at value	379,461	2,395,658	21,225,471	14,305,937	1,033,977	10,154,266
Repurchase Agreements, at value	1,163,030	6,819,938	15,705,862	12,138,510	2,375,563	6,100,302
Total Investment Securities	1,542,491	9,215,596	36,931,333	26,444,447	3,409,540	16,254,568
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	4,868
Segregated cash balances with custodian for swap agreements	—	—	—	—	—	9,040,000
Dividends and interest receivable	—	1	1	1	—	30,200
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	7,639	3,585	—	—	6,364	5,991
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	525,883	571,551	7,204,623	4,687,314	972,636	—
Unrealized appreciation on foreign currency contracts	—	—	—	—	—	—
Prepaid expenses	29	982	272	149	366	—
Total Assets	2,076,042	9,791,715	44,136,229	31,131,911	4,388,906	25,335,627
LIABILITIES:
Cash overdraft	—	11	21	17	3	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	—	18,483	11,118	—	—
Management Services fees payable	—	—	3,459	2,514	—	—
Custodian fees payable	61	304	701	56	13	8,734
Administration fees payable	9,593	9,592	9,593	9,593	9,592	16,544
Trustee fees payable	4	34	213	249	25	1,828
Licensing fees payable	2,782	2,782	13,827	2,782	2,782	48,563
Listing fees payable	4,151	4,151	4,151	4,151	4,151	4,151
Professional fees payable	8,402	8,325	8,840	8,840	8,290	9,382
Payable for variation margin on futures contracts	—	—	—	—	—	328
Unrealized depreciation on swap agreements	62,618	2,459,122	—	49,308	60,175	9,694,322
Unrealized depreciation on foreign currency contracts	—	—	—	—	—	—
Other liabilities	595	1,514	3,072	2,311	348	11,754
Total Liabilities	88,206	2,485,835	62,360	90,939	85,379	9,795,606
NET ASSETS	$1,987,836	$7,305,880	$44,073,869	$31,040,972	$4,303,527	$15,540,021
NET ASSETS CONSIST OF:
Paid in Capital	$676,996	$17,266,299	$41,288,390	$22,905,581	$4,014,591	$82,152,147
Accumulated undistributed net investment income (loss)	(43,731)	(190,339)	(590,039)	(432,250)	(56,315)	(1,049,924)
Accumulated net realized gains (losses) on investments	891,306	(7,882,509)	(3,829,105)	3,929,635	(567,210)	(55,874,373)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	7,645
Futures contracts	—	—	—	—	—	(1,152)
Swap agreements	463,265	(1,887,571)	7,204,623	4,638,006	912,461	(9,694,322)
Foreign currency transactions	—	—	—	—	—	—
NET ASSETS	$1,987,836	$7,305,880	$44,073,869	$31,040,972	$4,303,527	$15,540,021
Shares (unlimited number of shares authorized, no par value)	50,000	149,948	700,000	350,000	100,000	300,000
Net Asset Value	$39.76	$48.72	$62.96	$88.69	$43.04	$51.80
See accompanying notes to the financial statements.

222 :: NOVEMBER 30, 2013 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Ultra 20+ Year Treasury	Ultra High Yield	Ultra Investment Grade Corporate
ASSETS:
Securities and Repurchase Agreements, at cost	$21,736,609	$1,256,942	$2,297,046
Securities, at value	8,913,434	474,525	1,163,220
Repurchase Agreements, at value	12,374,955	784,338	1,124,355
Total Investment Securities	21,288,389	1,258,863	2,287,575
Cash	—	—	—
Foreign cash	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—
Segregated cash balances with custodian for swap agreements	—	630,054	512,000
Dividends and interest receivable	22,670	—	—
Receivable for investments sold	—	—	—
Due from counterparty	—	—	—
Receivable for capital shares issued	—	—	—
Receivable from Advisor	—	13,838	13,187
Reclaims receivable	—	—	—
Receivable for variation margin on futures contracts	—	—	—
Unrealized appreciation on swap agreements	—	889,264	—
Unrealized appreciation on foreign currency contracts	—	—	—
Prepaid expenses	205	822	513
Total Assets	21,311,264	2,792,841	2,813,275
LIABILITIES:
Cash overdraft	—	—	1
Payable for investments purchased	—	—	—
Payable for capital shares redeemed	—	—	—
Advisory fees payable	2,163	—	—
Management Services fees payable	1,631	—	—
Custodian fees payable	3,046	54	195
Administration fees payable	15,693	15,858	15,858
Trustee fees payable	116	5	12
Licensing fees payable	3,098	—	—
Listing fees payable	4,151	4,151	4,151
Professional fees payable	8,721	8,406	8,414
Payable for variation margin on futures contracts	—	—	—
Unrealized depreciation on swap agreements	2,718,321	—	172,290
Unrealized depreciation on foreign currency contracts	—	—	—
Other liabilities	1,885	270	374
Total Liabilities	2,758,825	28,744	201,295
NET ASSETS	$18,552,439	$2,764,097	$2,611,980
NET ASSETS CONSIST OF:
Paid in Capital	$14,694,396	$1,719,227	$2,210,258
Accumulated undistributed net investment income (loss)	32,702	(63,954)	(63,762)
Accumulated net realized gains (losses) on investments	6,991,882	217,639	647,245
Net unrealized appreciation (depreciation) on:
Investments	(448,220)	1,921	(9,471)
Futures contracts	—	—	—
Swap agreements	(2,718,321)	889,264	(172,290)
Foreign currency transactions	—	—	—
NET ASSETS	$18,552,439	$2,764,097	$2,611,980
Shares (unlimited number of shares authorized, no par value)	350,000	50,000	50,000
Net Asset Value	$53.01	$55.28	$52.24

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2013 (UNAUDITED) :: 223

STATEMENTS OF OPERATIONS

224 :: FOR THE PERIODS ENDED NOVEMBER 30, 2013 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	USD Covered Bond	German Sovereign/ Sub-Sovereign ETF	High Yield- Interest Rate Hedged	Investment Grade-Interest Rate Hedged	Short Term USD Emerging Markets Bond ETF	Global Listed Private Equity ETF
	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	November 5, 2013* through November 30, 2013	November 19, 2013* through November 30, 2013	Six Months Ended November 30, 2013
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$119,749
Interest	41,412	24,222	877,866	73,557	11,909	117
Foreign withholding tax on dividends	—	—	—	—	(640)	(1,648)
Total Investment Income	41,412	24,222	877,866	73,557	11,269	118,218
EXPENSES:
Advisory fees (Note 4)	11,523	7,377	76,512	5,332	1,808	12,580
Management Services fees (Note 4)	3,292	2,108	15,302	1,777	362	2,516
Professional fees	8,465	8,427	8,702	1,649	754	8,434
Administration fees (Note 5)	46,953	47,270	23,399	2,714	565	4,092
Custodian fees (Note 6)	1,540	4,495	5,104	604	278	4,467
Printing and Shareholder reports	1,086	317	4,429	604	278	4,304
Licensing fees (Note 7)	1,317	12,534	22,005	1,672	181	17,616
Listing fees (Note 7)	5,014	6,080	20,055	3,948	1,761	20,055
Trustees fees (Note 8)	79	48	8,899	48	11	53
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	1,964	1,892	2,486	347	129	2,008
Total Gross Expenses before fees waived and/or reimbursed	81,233	90,548	186,893	18,695	6,127	76,125
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(69,711)	(81,061)	(110,382)	(13,361)	(4,320)	(61,018)
Total Net Expenses	11,522	9,487	76,511	5,334	1,807	15,107
Net Investment Income (Loss)	29,890	14,735	801,355	68,223	9,462	103,111
NET REALIZED GAIN (LOSS) ON:
Investments	19,346	48,149	(440,822)	—	—	4,782
Futures contracts	—	—	98,155	121,440	—	—
Swap agreements	—	—	—	—	—	—
In-kind redemptions of investments	—	85,180	—	—	—	193,933
Foreign currency transactions	—	839	—	—	—	1,186
Net realized gain (loss)	19,346	134,168	(342,667)	121,440	—	199,901
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(25,817)	54,353	154,022	(10,441)	(64,681)	443,477
Futures contracts	—	—	(61,304)	(53,397)	—	—
Swap agreements	—	—	—	—	—	—
Foreign currency translations	—	1,609	—	—	—	284
Change in net unrealized appreciation/depreciation	(25,817)	55,962	92,718	(63,838)	(64,681)	443,761
Net realized and unrealized gain (loss)	(6,471)	190,130	(249,949)	57,602	(64,681)	643,662
Change in Net Assets Resulting from Operations	$23,419	$204,865	$551,406	$125,825	$(55,219)	$746,773

*Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2013 (UNAUDITED) :: 225

	Hedge Replication ETF	Large Cap Core Plus	Merger ETF	RAFI® Long/Short	S&P 500 Aristocrats ETF	30 Year TIPS/TSY Spread
	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	October 9, 2013* through November 30, 2013	Six Months Ended November 30, 2013
INVESTMENT INCOME:
Dividends	$36,596	$1,818,575	$40,675	$531,949	$73,048	$—
Interest	3,009	15	26	187	—	31,561
Foreign withholding tax on dividends	(1,572)	(1,257)	(62)	—	—	—
Total Investment Income	38,033	1,817,333	40,639	532,136	73,048	31,561
EXPENSES:
Advisory fees (Note 4)	104,423	685,081	14,955	196,274	9,685	10,209
Management Services fees (Note 4)	13,923	91,343	1,994	26,170	2,767	1,856
Professional fees	8,714	10,622	8,413	8,989	3,934	8,421
Administration fees (Note 5)	47,681	72,445	3,352	50,451	4,239	46,778
Custodian fees (Note 6)	7,840	17,590	5,762	9,791	1,110	382
Printing and Shareholder reports	2,210	10,007	3,549	1,119	1,110	339
Licensing fees (Note 7)	41,769	12,534	15,041	—	3,571	5,898
Listing fees (Note 7)	5,014	5,014	20,055	5,014	3,091	5,014
Trustees fees (Note 8)	339	1,895	32	495	15	43
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	3,821	7,406	1,972	3,269	538	1,884
Total Gross Expenses before fees waived and/or reimbursed	235,734	913,937	75,125	301,572	30,060	80,824
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(103,447)	(502,623)	(60,169)	(52,919)	(20,367)	(66,905)
Total Net Expenses	132,287	411,314	14,956	248,653	9,693	13,919
Net Investment Income (Loss)	(94,254)	1,406,019	25,683	283,483	63,355	17,642
NET REALIZED GAIN (LOSS) ON:
Investments	883,103	5,847,582	112,618	127,018	71	(5,183)
Futures contracts	(65,645)	—	—	—	—	—
Swap agreements	(679,991)	(8,322,491)	(380,633)	—	—	316,262
In-kind redemptions of investments	—	1,005,593	43,436	3,386,354	116,039	—
Foreign currency transactions	—	—	1,009	—	—	—
Net realized gain (loss)	137,467	(1,469,316)	(223,570)	3,513,372	116,110	311,079
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(541,643)	12,616,815	(34,340)	3,323,576	704,134	(408,974)
Futures contracts	4,381	—	—	—	—	—
Swap agreements	1,145,847	10,121,271	257,551	(5,441,785)	—	(5,205)
Foreign currency translations	—	—	(16,001)	—	—	—
Change in net unrealized appreciation/depreciation	608,585	22,738,086	207,210	(2,118,209)	704,134	(414,179)
Net realized and unrealized gain (loss)	746,052	21,268,770	(16,360)	1,395,163	820,244	(103,100)
Change in Net Assets Resulting from Operations	$651,798	$22,674,789	$9,323	$1,678,646	$883,599	$(85,458)

*Commencement of investment operations.

See accompanying notes to the financial statements.

226 :: FOR THE PERIODS ENDED NOVEMBER 30, 2013 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Short 30 Year TIPS/TSY Spread	UltraPro 10 Year TIPS/TSY Spread	UltraPro Short 10 Year TIPS/TSY Spread	Short S&P500®	Short QQQ®	Short Dow30SM
	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	55,272	8,226	10,947	156,168	23,308	37,289
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	55,272	8,226	10,947	156,168	23,308	37,289
EXPENSES:
Advisory fees (Note 4)	10,718	4,855	5,739	7,081,793	675,301	1,082,188
Management Services fees (Note 4)	1,949	883	1,043	944,232	90,040	144,291
Professional fees	8,424	8,398	8,402	33,165	10,834	12,183
Administration fees (Note 5)	46,778	46,778	46,777	116,053	45,979	58,595
Custodian fees (Note 6)	503	786	759	84,651	12,216	14,192
Printing and Shareholder reports	283	298	289	95,669	17,065	26,907
Licensing fees (Note 7)	5,777	2,846	3,026	1,254	90,040	57,717
Listing fees (Note 7)	5,014	5,014	5,014	7,521	5,014	5,014
Trustees fees (Note 8)	44	23	26	21,403	2,126	3,274
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	1,880	1,810	1,819	69,515	8,042	12,000
Total Gross Expenses before fees waived and/or reimbursed	81,370	71,691	72,894	8,455,256	956,657	1,416,361
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(66,756)	(65,073)	(65,067)	—	(102,095)	(46,266)
Total Net Expenses	14,614	6,618	7,827	8,455,256	854,562	1,370,095
Net Investment Income (Loss)	40,658	1,608	3,120	(8,299,088)	(831,254)	(1,332,806)
NET REALIZED GAIN (LOSS) ON:
Investments	—	(122,067)	(42,678)	(3,845)	(750)	1,743
Futures contracts	—	—	—	(17,657,065)	(1,666,783)	(2,641,610)
Swap agreements	276,895	(11,091)	614,835	(186,894,851)	(41,547,225)	(47,940,830)
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	276,895	(133,158)	572,157	(204,555,761)	(43,214,758)	(50,580,697)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(318,731)	46,339	(116)	—	—	—
Futures contracts	—	—	—	(1,367,946)	(381,877)	11,931
Swap agreements	19,848	(5,261)	(515,056)	(21,089,680)	12,820,661	25,786,380
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(298,883)	41,078	(515,172)	(22,457,626)	12,438,784	25,798,311
Net realized and unrealized gain (loss)	(21,988)	(92,080)	56,985	(227,013,387)	(30,775,974)	(24,782,386)
Change in Net Assets Resulting from Operations	$18,670	$(90,472)	$60,105	$(235,312,475)	$(31,607,228)	$(26,115,192)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2013 (UNAUDITED) :: 227

	Short MidCap400	Short Russell2000	Short SmallCap600	UltraShort Russell3000	UltraShort S&P500®	UltraShort QQQ®
	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	1,925	43,714	2,607	32	250,384	60,557
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	1,925	43,714	2,607	32	250,384	60,557
EXPENSES:
Advisory fees (Note 4)	99,609	1,538,121	115,418	4,832	6,914,255	1,556,170
Management Services fees (Note 4)	13,281	205,081	15,389	644	921,894	207,488
Professional fees	8,729	13,714	8,809	8,392	32,523	13,855
Administration fees (Note 5)	28,478	70,491	29,694	28,477	115,504	71,237
Custodian fees (Note 6)	2,067	22,149	4,312	182	87,436	23,477
Printing and Shareholder reports	3,054	33,040	2,364	319	103,202	35,294
Licensing fees (Note 7)	1,254	194,826	1,254	596	1,254	207,488
Listing fees (Note 7)	5,014	5,014	5,014	5,014	4,109	5,014
Trustees fees (Note 8)	308	4,604	405	16	20,687	4,640
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	2,720	15,097	5,094	1,799	80,690	16,355
Total Gross Expenses before fees waived and/or reimbursed	164,514	2,102,137	187,753	50,271	8,281,554	2,141,018
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(38,419)	(155,804)	(41,693)	(44,159)	—	(173,616)
Total Net Expenses	126,095	1,946,333	146,060	6,112	8,281,554	1,967,402
Net Investment Income (Loss)	(124,170)	(1,902,619)	(143,453)	(6,080)	(8,031,170)	(1,906,845)
NET REALIZED GAIN (LOSS) ON:
Investments	72	(57)	1,940	—	(499)	(2,958)
Futures contracts	(495,412)	(4,350,979)	—	—	(24,194,279)	(5,185,060)
Swap agreements	(2,359,703)	(99,095,157)	(8,837,058)	(404,059)	(478,941,403)	(136,135,485)
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(2,855,043)	(103,446,193)	(8,835,118)	(404,059)	(503,136,181)	(141,323,503)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	—	—
Futures contracts	(19,978)	(1,332,456)	—	—	(1,771,190)	(947)
Swap agreements	56,523	31,442,002	3,735,747	64,277	83,296,528	(867,665)
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	36,545	30,109,546	3,735,747	64,277	81,525,338	(868,612)
Net realized and unrealized gain (loss)	(2,818,498)	(73,336,647)	(5,099,371)	(339,782)	(421,610,843)	(142,192,115)
Change in Net Assets Resulting from Operations	$(2,942,668)	$(75,239,266)	$(5,242,824)	$(345,862)	$(429,642,013)	$(144,098,960)

See accompanying notes to the financial statements.

228 :: FOR THE PERIODS ENDED NOVEMBER 30, 2013 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	UltraShort Dow30SM	UltraShort MidCap400	UltraShort Russell2000	UltraShort SmallCap600	UltraPro Short S&P500®	UltraPro Short QQQ®
	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	33,481	1,182	25,984	354	69,397	36,524
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	33,481	1,182	25,984	354	69,397	36,524
EXPENSES:
Advisory fees (Note 4)	1,014,223	56,649	1,063,902	21,788	2,056,622	774,361
Management Services fees (Note 4)	135,229	7,553	141,853	2,905	274,214	103,247
Professional fees	11,898	8,579	12,140	8,456	15,351	11,000
Administration fees (Note 5)	56,783	28,478	58,068	28,478	82,081	49,279
Custodian fees (Note 6)	15,918	2,311	16,686	769	28,010	11,799
Printing and Shareholder reports	24,155	3,374	37,525	1,657	23,445	8,126
Licensing fees (Note 7)	54,092	1,254	134,759	1,254	1,254	103,247
Listing fees (Note 7)	5,014	5,014	5,014	5,014	3,549	11,605
Trustees fees (Note 8)	3,038	167	3,229	68	6,043	2,243
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	12,915	2,293	15,968	1,943	27,426	11,501
Total Gross Expenses before fees waived and/or reimbursed	1,333,265	115,672	1,489,144	72,332	2,517,995	1,086,408
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(49,745)	(44,009)	(143,884)	(44,795)	—	(108,267)
Total Net Expenses	1,283,520	71,663	1,345,260	27,537	2,517,995	978,141
Net Investment Income (Loss)	(1,250,039)	(70,481)	(1,319,276)	(27,183)	(2,448,598)	(941,617)
NET REALIZED GAIN (LOSS) ON:
Investments	(68)	(9)	(2,691)	—	(3,319)	(1,658)
Futures contracts	(3,864,776)	(208,664)	(4,352,470)	—	(7,416,401)	(3,142,052)
Swap agreements	(74,082,190)	(4,672,400)	(104,708,131)	(2,610,496)	(247,479,256)	(110,402,094)
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(77,947,034)	(4,881,073)	(109,063,292)	(2,610,496)	(254,898,976)	(113,545,804)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	—	—
Futures contracts	264,628	(20,751)	(913,061)	—	(1,399,128)	(118,649)
Swap agreements	34,102,381	1,437,609	20,888,716	258,812	67,575,634	10,166,991
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	34,367,009	1,416,858	19,975,655	258,812	66,176,506	10,048,342
Net realized and unrealized gain (loss)	(43,580,025)	(3,464,215)	(89,087,637)	(2,351,684)	(188,722,470)	(103,497,462)
Change in Net Assets Resulting from Operations	$(44,830,064)	$(3,534,696)	$(90,406,913)	$(2,378,867)	$(191,171,068)	$(104,439,079)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2013 (UNAUDITED) :: 229

	UltraPro Short Dow30SM	UltraPro Short MidCap400	UltraPro Short Russell2000	UltraShort Russell1000 Value	UltraShort Russell1000 Growth	UltraShort Russell MidCap Value
	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	9,516	276	6,089	28	104	31
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	9,516	276	6,089	28	104	31
EXPENSES:
Advisory fees (Note 4)	408,883	22,410	250,982	3,529	13,144	2,886
Management Services fees (Note 4)	54,517	2,988	33,464	471	1,753	385
Professional fees	9,706	8,458	9,224	8,386	8,428	8,383
Administration fees (Note 5)	37,086	28,478	30,998	28,477	28,477	28,477
Custodian fees (Note 6)	7,305	1,529	5,203	162	283	200
Printing and Shareholder reports	7,751	836	5,071	317	444	343
Licensing fees (Note 7)	21,807	1,254	31,791	435	1,621	356
Listing fees (Note 7)	5,014	5,014	5,014	5,014	5,014	5,014
Trustees fees (Note 8)	1,171	73	732	11	47	9
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	7,348	1,974	4,953	1,788	1,923	1,781
Total Gross Expenses before fees waived and/or reimbursed	560,588	73,014	377,432	48,590	61,134	47,834
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(43,297)	(44,683)	(60,419)	(44,125)	(44,509)	(44,182)
Total Net Expenses	517,291	28,331	317,013	4,465	16,625	3,652
Net Investment Income (Loss)	(507,775)	(28,055)	(310,924)	(4,437)	(16,521)	(3,621)
NET REALIZED GAIN (LOSS) ON:
Investments	(325)	(69)	(264)	—	—	—
Futures contracts	(1,114,612)	(141,610)	(1,249,531)	—	—	—
Swap agreements	(32,926,894)	(2,423,275)	(31,323,766)	(215,013)	(1,349,425)	(533,868)
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(34,041,831)	(2,564,954)	(32,573,561)	(215,013)	(1,349,425)	(533,868)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	—	—
Futures contracts	402,947	2,898	(125,746)	—	—	—
Swap agreements	9,974,867	484,341	(1,493,255)	10,965	434,307	362,170
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	10,377,814	487,239	(1,619,001)	10,965	434,307	362,170
Net realized and unrealized gain (loss)	(23,664,017)	(2,077,715)	(34,192,562)	(204,048)	(915,118)	(171,698)
Change in Net Assets Resulting from Operations	$(24,171,792)	$(2,105,770)	$(34,503,486)	$(208,485)	$(931,639)	$(175,319)

See accompanying notes to the financial statements.

230 :: FOR THE PERIODS ENDED NOVEMBER 30, 2013 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	UltraShort Russell MidCap Growth	UltraShort Russell2000 Value	UltraShort Russell2000 Growth	Short Basic Materials	Short Financials	Short Oil & Gas
	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	44	91	305	93	5,378	130
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	44	91	305	93	5,378	130
EXPENSES:
Advisory fees (Note 4)	4,308	7,547	17,867	13,031	142,816	14,679
Management Services fees (Note 4)	574	1,006	2,382	1,737	19,042	1,957
Professional fees	8,389	8,401	8,440	8,420	8,928	8,427
Administration fees (Note 5)	28,477	28,477	28,477	28,477	28,480	28,477
Custodian fees (Note 6)	218	308	431	528	3,540	534
Printing and Shareholder reports	455	678	1,341	1,253	10,661	736
Licensing fees (Note 7)	531	931	2,204	695	7,617	783
Listing fees (Note 7)	5,014	5,014	5,014	5,014	5,014	5,014
Trustees fees (Note 8)	14	24	58	43	471	47
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	1,795	1,830	1,934	1,903	3,044	1,886
Total Gross Expenses before fees waived and/or reimbursed	49,775	54,216	68,148	61,101	229,613	62,540
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(44,326)	(44,670)	(45,564)	(44,603)	(48,812)	(43,958)
Total Net Expenses	5,449	9,546	22,584	16,498	180,801	18,582
Net Investment Income (Loss)	(5,405)	(9,455)	(22,279)	(16,405)	(175,423)	(18,452)
NET REALIZED GAIN (LOSS) ON:
Investments	—	51	—	—	(125)	(93)
Futures contracts	—	—	—	—	—	—
Swap agreements	(734,670)	(1,314,752)	(2,430,080)	(375,956)	(4,357,722)	(344,174)
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(734,670)	(1,314,701)	(2,430,080)	(375,956)	(4,357,847)	(344,267)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	421,004	806,052	597,393	78,844	663,654	(42,552)
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	421,004	806,052	597,393	78,844	663,654	(42,552)
Net realized and unrealized gain (loss)	(313,666)	(508,649)	(1,832,687)	(297,112)	(3,694,193)	(386,819)
Change in Net Assets Resulting from Operations	$(319,071)	$(518,104)	$(1,854,966)	$(313,517)	$(3,869,616)	$(405,271)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2013 (UNAUDITED) :: 231

	Short Real Estate	Short KBW Regional Banking	UltraShort Basic Materials	UltraShort Nasdaq Biotechnology	UltraShort Consumer Goods	UltraShort Consumer Services
	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	4,350	103	1,981	219	127	212
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	4,350	103	1,981	219	127	212
EXPENSES:
Advisory fees (Note 4)	192,050	6,273	101,888	20,902	17,165	19,862
Management Services fees (Note 4)	25,606	836	13,585	2,787	2,289	2,648
Professional fees	9,038	8,398	8,731	8,444	8,435	8,446
Administration fees (Note 5)	29,524	28,477	28,499	28,477	28,477	28,477
Custodian fees (Note 6)	1,797	318	2,030	450	315	549
Printing and Shareholder reports	4,978	533	5,782	464	792	1,797
Licensing fees (Note 7)	10,243	335	5,434	2,787	915	1,059
Listing fees (Note 7)	5,014	5,014	5,014	9,092	5,014	5,014
Trustees fees (Note 8)	570	24	301	63	53	63
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	3,156	1,805	2,699	2,014	1,942	1,995
Total Gross Expenses before fees waived and/or reimbursed	281,976	52,013	173,963	75,480	65,397	69,910
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(38,632)	(44,078)	(45,040)	(49,085)	(43,681)	(44,799)
Total Net Expenses	243,344	7,935	128,923	26,395	21,716	25,111
Net Investment Income (Loss)	(238,994)	(7,832)	(126,942)	(26,176)	(21,589)	(24,899)
NET REALIZED GAIN (LOSS) ON:
Investments	48	—	77	—	—	(94)
Futures contracts	—	—	—	—	—	—
Swap agreements	374,788	(852,584)	(6,154,316)	(2,393,966)	(1,213,616)	(1,381,957)
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	374,836	(852,584)	(6,154,239)	(2,393,966)	(1,213,616)	(1,382,051)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	2,945,121	441,045	1,026,910	(713,552)	215,658	(408,625)
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	2,945,121	441,045	1,026,910	(713,552)	215,658	(408,625)
Net realized and unrealized gain (loss)	3,319,957	(411,539)	(5,127,329)	(3,107,518)	(997,958)	(1,790,676)
Change in Net Assets Resulting from Operations	$3,080,963	$(419,371)	$(5,254,271)	$(3,133,694)	$(1,019,547)	$(1,815,575)
See accompanying notes to the financial statements.

232 :: FOR THE PERIODS ENDED NOVEMBER 30, 2013 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	UltraShort Financials	UltraShort Health Care	UltraShort Industrials	UltraShort Oil & Gas	UltraShort Real Estate	UltraShort Semiconductors
	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	7,304	222	137	5,172	4,831	444
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	7,304	222	137	5,172	4,831	444
EXPENSES:
Advisory fees (Note 4)	447,418	11,266	16,078	252,929	209,256	40,454
Management Services fees (Note 4)	59,655	1,502	2,144	33,724	27,901	5,394
Professional fees	10,033	8,414	8,435	9,224	9,177	8,513
Administration fees (Note 5)	38,382	28,477	28,477	31,076	29,352	28,479
Custodian fees (Note 6)	8,257	375	461	3,871	5,364	726
Printing and Shareholder reports	23,422	573	1,156	8,406	23,310	1,797
Licensing fees (Note 7)	23,863	601	857	13,490	11,161	2,158
Listing fees (Note 7)	5,014	5,014	5,014	5,014	5,014	5,014
Trustees fees (Note 8)	1,427	38	55	748	711	119
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	5,831	1,901	1,932	4,588	3,717	2,103
Total Gross Expenses before fees waived and/or reimbursed	623,302	58,161	64,609	363,070	324,963	94,757
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(57,213)	(43,915)	(44,280)	(43,016)	(59,800)	(43,570)
Total Net Expenses	566,089	14,246	20,329	320,054	265,163	51,187
Net Investment Income (Loss)	(558,785)	(14,024)	(20,192)	(314,882)	(260,332)	(50,743)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	(17)	88	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(9,206,209)	(1,653,367)	(1,873,350)	(17,496,241)	(1,293,704)	(3,636,387)
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(9,206,209)	(1,653,367)	(1,873,350)	(17,496,258)	(1,293,616)	(3,636,387)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(14,868,156)	736,392	528,751	5,394,481	5,634,310	1,552,407
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(14,868,156)	736,392	528,751	5,394,481	5,634,310	1,552,407
Net realized and unrealized gain (loss)	(24,074,365)	(916,975)	(1,344,599)	(12,101,777)	4,340,694	(2,083,980)
Change in Net Assets Resulting from Operations	$(24,633,150)	$(930,999)	$(1,364,791)	$(12,416,659)	$4,080,362	$(2,134,723)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2013 (UNAUDITED) :: 233

	UltraShort Technology	UltraShort Telecommunications	UltraShort Utilities	UltraPro Short Financials	Short MSCI EAFE	Short MSCI Emerging Markets
	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	250	47	179	81	8,590	19,730
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	250	47	179	81	8,590	19,730
EXPENSES:
Advisory fees (Note 4)	27,143	4,559	15,739	9,271	359,118	1,046,302
Management Services fees (Note 4)	3,619	608	2,098	1,236	47,882	139,506
Professional fees	8,470	8,389	8,423	8,406	9,708	12,183
Administration fees (Note 5)	28,478	28,477	28,477	22,549	35,034	57,233
Custodian fees (Note 6)	627	278	305	257	7,952	11,854
Printing and Shareholder reports	2,129	362	604	237	15,897	16,298
Licensing fees (Note 7)	1,448	243	839	494	11,970	11,970
Listing fees (Note 7)	5,014	5,014	5,014	4,980	5,014	5,014
Trustees fees (Note 8)	87	15	43	28	1,143	3,151
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	10,109
Other fees	2,006	1,800	1,864	1,877	6,007	10,624
Total Gross Expenses before fees waived and/or reimbursed	79,021	49,745	63,406	49,335	499,725	1,324,244
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(44,684)	(43,978)	(43,482)	(37,617)	(45,238)	—
Total Net Expenses	34,337	5,767	19,924	11,718	454,487	1,324,244
Net Investment Income (Loss)	(34,087)	(5,720)	(19,745)	(11,637)	(445,897)	(1,304,514)
NET REALIZED GAIN (LOSS) ON:
Investments	(68)	—	—	—	(487)	(16)
Futures contracts	—	—	—	—	—	—
Swap agreements	(878,670)	(526,747)	(380,643)	(856,270)	(28,346,666)	(33,479,482)
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(878,738)	(526,747)	(380,643)	(856,270)	(28,347,153)	(33,479,498)
CHANGE IN NET UNREALIZED APPRECIATION/ DEPRECIATION ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(764,969)	223,679	(66,409)	(104,226)	13,489,285	(6,553,641)
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(764,969)	223,679	(66,409)	(104,226)	13,489,285	(6,553,641)
Net realized and unrealized gain (loss)	(1,643,707)	(303,068)	(447,052)	(960,496)	(14,857,868)	(40,033,139)
Change in Net Assets Resulting from Operations	$(1,677,794)	$(308,788)	$(466,797)	$(972,133)	$(15,303,765)	$(41,337,653)

See accompanying notes to the financial statements.

234 :: FOR THE PERIODS ENDED NOVEMBER 30, 2013 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Short FTSE China 25	UltraShort MSCI EAFE	UltraShort MSCI Emerging Markets	UltraShort FTSE Europe	UltraShort MSCI Pacific ex-Japan	UltraShort MSCI Brazil Capped
	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	231	627	7,896	4,997	38	744
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	231	627	7,896	4,997	38	744
EXPENSES:
Advisory fees (Note 4)	19,491	38,418	364,411	206,344	5,132	57,204
Management Services fees (Note 4)	2,599	5,122	48,588	27,512	684	7,627
Professional fees	8,443	8,512	9,684	9,192	8,392	8,570
Administration fees (Note 5)	28,477	28,478	35,199	29,622	28,477	28,478
Custodian fees (Note 6)	503	607	4,090	6,484	109	746
Printing and Shareholder reports	1,169	1,887	11,372	20,501	341	1,220
Licensing fees (Note 7)	2,074	11,970	11,970	8,318	11,970	11,970
Listing fees (Note 7)	5,014	5,014	5,014	5,014	5,014	5,014
Trustees fees (Note 8)	62	114	1,039	652	16	167
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	1,925	2,042	4,473	3,988	1,798	2,264
Total Gross Expenses before fees waived and/or reimbursed	69,757	102,164	495,840	317,627	61,933	123,260
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(45,094)	(53,572)	(35,153)	(56,664)	(55,439)	(50,810)
Total Net Expenses	24,663	48,592	460,687	260,963	6,494	72,450
Net Investment Income (Loss)	(24,432)	(47,965)	(452,791)	(255,966)	(6,456)	(71,706)
NET REALIZED GAIN (LOSS) ON:
Investments	(67)	16	1,471	(441)	—	41
Futures contracts	—	—	—	—	—	—
Swap agreements	(66,468)	(2,131,644)	(14,668,070)	(25,709,209)	(144,059)	612,967
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(66,535)	(2,131,628)	(14,666,599)	(25,709,650)	(144,059)	613,008
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(898,417)	(530,805)	(19,465,519)	10,337,942	(87,169)	(826,973)
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(898,417)	(530,805)	(19,465,519)	10,337,942	(87,169)	(826,973)
Net realized and unrealized gain (loss)	(964,952)	(2,662,433)	(34,132,118)	(15,371,708)	(231,228)	(213,965)
Change in Net Assets Resulting from Operations	$(989,384)	$(2,710,398)	$(34,584,909)	$(15,627,674)	$(237,684)	$(285,671)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2013 (UNAUDITED) :: 235

	UltraShort FTSE China 25	UltraShort MSCI Japan	UltraShort MSCI Mexico Capped IMI	Short 7-10 Year Treasury	Short 20+ Year Treasury	Short High Yield
	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	11,949	903	40	3,816	107,036	4,148
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	11,949	903	40	3,816	107,036	4,148
EXPENSES:
Advisory fees (Note 4)	498,774	38,689	5,605	170,171	5,252,132	246,522
Management Services fees (Note 4)	66,503	5,158	747	22,689	700,279	32,869
Professional fees	10,081	8,506	8,393	8,930	26,023	9,200
Administration fees (Note 5)	40,093	28,477	28,477	28,624	109,928	30,799
Custodian fees (Note 6)	7,493	489	120	1,977	40,752	1,962
Printing and Shareholder reports	14,834	1,867	397	1,353	53,073	3,676
Licensing fees (Note 7)	53,070	11,970	11,970	8,509	262,608	17,535
Listing fees (Note 7)	5,014	5,014	5,014	5,014	7,402	5,014
Trustees fees (Note 8)	1,426	115	18	467	15,060	717
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	138,622	—
Other fees	5,859	2,188	1,828	3,268	47,622	3,881
Total Gross Expenses before fees waived and/or reimbursed	703,147	102,473	62,569	251,002	6,653,501	352,175
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(72,609)	(53,574)	(55,472)	(35,446)	—	(40,015)
Total Net Expenses	630,538	48,899	7,097	215,556	6,653,501	312,160
Net Investment Income (Loss)	(618,589)	(47,996)	(7,057)	(211,740)	(6,546,465)	(308,012)
NET REALIZED GAIN (LOSS) ON:
Investments	129	—	—	—	—	316
Futures contracts	—	—	—	2,905	1,706,594	—
Swap agreements	(20,515,941)	(2,242,256)	(285,310)	345,900	84,096,826	—
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(20,515,812)	(2,242,256)	(285,310)	348,805	85,803,420	316
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	2,463	63,044	—
Swap agreements	(26,623,117)	(1,832,562)	228,098	15,581	(8,593,994)	(3,595,482)
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(26,623,117)	(1,832,562)	228,098	18,044	(8,530,950)	(3,595,482)
Net realized and unrealized gain (loss)	(47,138,929)	(4,074,818)	(57,212)	366,849	77,272,470	(3,595,166)
Change in Net Assets Resulting from Operations	$(47,757,518)	$(4,122,814)	$(64,269)	$155,109	$70,726,005	$(3,903,178)

See accompanying notes to the financial statements.

236 :: FOR THE PERIODS ENDED NOVEMBER 30, 2013 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Short Investment Grade Corporate	UltraShort 3-7 Year Treasury	UltraShort 7-10 Year Treasury	UltraShort 20+ Year Treasury	UltraShort TIPS	UltraPro Short 20+ Year Treasury
	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	138	274	28,814	317,131	550	1,820
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	138	274	28,814	317,131	550	1,820
EXPENSES:
Advisory fees (Note 4)	11,903	16,283	1,183,113	15,213,572	36,685	324,707
Management Services fees (Note 4)	1,587	2,171	157,747	2,028,462	4,891	43,294
Professional fees	8,417	8,430	12,517	60,364	8,495	9,441
Administration fees (Note 5)	28,487	28,477	61,287	143,177	28,477	33,906
Custodian fees (Note 6)	241	214	14,672	141,978	345	2,182
Printing and Shareholder reports	388	593	17,933	174,841	358	972
Licensing fees (Note 7)	10,521	814	59,156	760,682	1,834	16,235
Listing fees (Note 7)	5,014	5,014	5,014	6,339	5,014	5,014
Trustees fees (Note 8)	41	51	3,618	45,339	102	893
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	1,862	1,906	11,869	133,509	2,049	4,962
Total Gross Expenses before fees waived and/or reimbursed	68,461	63,953	1,526,926	18,708,263	88,250	441,606
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(53,384)	(43,329)	(28,040)	—	(41,771)	(30,031)
Total Net Expenses	15,077	20,624	1,498,886	18,708,263	46,479	411,575
Net Investment Income (Loss)	(14,939)	(20,350)	(1,470,072)	(18,391,132)	(45,929)	(409,755)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	499	(1,052)	—	—
Futures contracts	—	—	111,194	838,788	—	(199,420)
Swap agreements	—	—	(6,867,164)	716,917,504	313,623	11,121,458
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	—	—	(6,755,471)	717,755,240	313,623	10,922,038
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	40,160	339,554	—	9,911
Swap agreements	(13,577)	(7,776)	18,656,523	(230,516,446)	159,216	191,331
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(13,577)	(7,776)	18,696,683	(230,176,892)	159,216	201,242
Net realized and unrealized gain (loss)	(13,577)	(7,776)	11,941,212	487,578,348	472,839	11,123,280
Change in Net Assets Resulting from Operations	$(28,516)	$(28,126)	$10,471,140	$469,187,216	$426,910	$10,713,525

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2013 (UNAUDITED) :: 237

	Ultra Russell3000	Ultra S&P500®	Ultra QQQ®	Ultra Dow30SM	Ultra MidCap400	Ultra Russell2000
	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013
INVESTMENT INCOME:
Dividends	$22,415	$12,877,536	$2,637,797	$1,804,857	$3,882,684	$4,874,497
Interest	50	68,676	17,739	6,731	21,919	39,760
Foreign withholding tax on dividends	(12)	(8,391)	—	—	—	(2,930)
Total Investment Income	22,453	12,937,821	2,655,536	1,811,588	3,904,603	4,911,327
EXPENSES:
Advisory fees (Note 4)	18,939	7,134,230	2,110,252	955,204	2,934,621	4,682,763
Management Services fees (Note 4)	2,525	951,224	281,365	127,360	391,280	624,364
Professional fees	8,438	29,741	15,715	11,616	16,761	24,633
Administration fees (Note 5)	51,242	144,338	110,593	82,623	100,749	131,480
Custodian fees (Note 6)	87,394	119,694	47,961	12,763	90,696	217,898
Printing and Shareholder reports	357	66,011	28,947	14,717	18,590	26,646
Licensing fees (Note 7)	2,336	1,254	281,365	50,945	1,254	657,546
Listing fees (Note 7)	5,014	4,308	5,014	5,014	5,014	5,014
Trustees fees (Note 8)	61	19,352	6,566	2,868	7,795	14,030
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	130,982	—
Other fees	1,941	74,586	19,329	10,067	16,590	44,474
Total Gross Expenses before fees waived and/or reimbursed	178,247	8,544,738	2,907,107	1,273,177	3,714,332	6,428,848
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(154,225)	—	(229,179)	(62,321)	—	(489,072)
Total Net Expenses	24,022	8,544,738	2,677,928	1,210,856	3,714,332	5,939,776
Net Investment Income (Loss)	(1,569)	4,393,083	(22,392)	600,732	190,271	(1,028,449)
NET REALIZED GAIN (LOSS) ON:
Investments	(4,612)	(1,297,109)	(1,855,292)	(2,219,119)	(56,890,824)	(9,916,172)
Futures contracts	—	27,902,341	3,498,973	1,757,088	(9,554,760)	18,372,520
Swap agreements	1,542,157	267,066,563	83,321,833	47,367,744	(21,533,900)	209,331,075
In-kind redemptions of investments	545,050	93,349,563	38,612,105	4,321,457	1,080,821	98,345,171
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	2,082,595	387,021,358	123,577,619	51,227,170	(86,898,663)	316,132,594
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(324,620)	13,182,262	14,984,909	7,683,987	36,069,219	(241,977)
Futures contracts	—	(13,564,494)	1,549,155	617,729	4,311,492	(447,276)
Swap agreements	(506,160)	(11,517,170)	49,604,224	(23,795,450)	14,303,044	3,028,755
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(830,780)	(11,899,402)	66,138,288	(15,493,734)	54,683,755	2,339,502
Net realized and unrealized gain (loss)	1,251,815	375,121,956	189,715,907	35,733,436	(32,214,908)	318,472,096
Change in Net Assets Resulting from Operations	$1,250,246	$379,515,039	$189,693,515	$36,334,168	$(32,024,637)	$317,443,647

See accompanying notes to the financial statements.

238 :: FOR THE PERIODS ENDED NOVEMBER 30, 2013 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Ultra SmallCap600	UltraPro S&P500®	UltraPro QQQ®	UltraPro Dow30SM	UltraPro MidCap400	UltraPro Russell2000
	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013
INVESTMENT INCOME:
Dividends	$68,165	$2,348,946	$965,291	$608,611	$143,807	$481,699
Interest	681	3,075	1,960	655	121	1,592
Foreign withholding tax on dividends	—	(638)	—	—	—	(312)
Total Investment Income	68,846	2,351,383	967,251	609,266	143,928	482,979
EXPENSES:
Advisory fees (Note 4)	102,593	1,843,678	1,038,647	303,221	116,334	573,300
Management Services fees (Note 4)	13,679	245,822	138,485	40,429	15,511	76,440
Professional fees	8,711	15,031	11,698	9,461	8,780	10,392
Administration fees (Note 5)	48,039	106,048	84,688	54,929	47,949	71,961
Custodian fees (Note 6)	37,705	80,470	25,448	5,047	37,593	107,894
Printing and Shareholder reports	1,837	11,650	10,758	3,170	1,690	3,680
Licensing fees (Note 7)	1,254	1,254	138,485	16,172	1,254	72,617
Listing fees (Note 7)	5,014	5,014	10,859	5,014	5,014	5,014
Trustees fees (Note 8)	301	5,741	3,002	918	365	1,719
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	7,856	—	—	—	—
Other fees	2,625	17,237	9,862	4,217	2,781	6,438
Total Gross Expenses before fees waived and/or reimbursed	221,758	2,339,801	1,471,932	442,578	237,271	929,455
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(91,563)	—	(152,514)	(57,902)	(89,703)	(201,505)
Total Net Expenses	130,195	2,339,801	1,319,418	384,676	147,568	727,950
Net Investment Income (Loss)	(61,349)	11,582	(352,167)	224,590	(3,640)	(244,971)
NET REALIZED GAIN (LOSS) ON:
Investments	(241,585)	(3,320,574)	(913,537)	(276,986)	(46,388)	210,865
Futures contracts	—	8,046,425	3,914,023	232,487	369,623	2,700,190
Swap agreements	5,520,624	106,137,223	37,553,326	21,381,033	5,356,094	41,597,694
In-kind redemptions of investments	4,264,556	28,159,374	19,533,151	4,631,149	1,814,040	13,124,316
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	9,543,595	139,022,448	60,086,963	25,967,683	7,493,369	57,633,065
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(2,015,663)	(1,889,480)	3,123,592	1,779,774	56,094	(3,022,369)
Futures contracts	—	(2,062,924)	(67,096)	279,808	(112,279)	2,728
Swap agreements	1,840,448	42,244,068	83,040,642	(5,257,758)	695,764	13,543,447
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(175,215)	38,291,664	86,097,138	(3,198,176)	639,579	10,523,806
Net realized and unrealized gain (loss)	9,368,380	177,314,112	146,184,101	22,769,507	8,132,948	68,156,871
Change in Net Assets Resulting from Operations	$9,307,031	$177,325,694	$145,831,934	$22,994,097	$8,129,308	$67,911,900

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2013 (UNAUDITED) :: 239

	Ultra Russell1000 Value	Ultra Russell1000 Growth	Ultra Russell MidCap Value	Ultra Russell MidCap Growth	Ultra Russell2000 Value	Ultra Russell2000 Growth
	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013
INVESTMENT INCOME:
Dividends	$51,311	$59,209	$48,557	$38,142	$71,986	$40,943
Interest	73	322	182	238	103	312
Foreign withholding tax on dividends	(34)	(4)	(16)	(10)	(59)	(5)
Total Investment Income	51,350	59,527	48,723	38,370	72,030	41,250
EXPENSES:
Advisory fees (Note 4)	29,452	55,965	36,350	45,257	41,436	67,421
Management Services fees (Note 4)	3,927	7,462	4,847	6,034	5,525	8,989
Professional fees	8,472	8,559	8,532	8,526	8,516	8,601
Administration fees (Note 5)	48,076	47,942	47,906	47,804	49,580	49,171
Custodian fees (Note 6)	17,750	11,941	23,776	15,863	33,627	38,794
Printing and Shareholder reports	833	1,107	704	992	1,093	1,400
Licensing fees (Note 7)	3,632	6,902	4,483	5,582	5,110	8,315
Listing fees (Note 7)	5,014	5,014	5,014	5,014	5,014	5,014
Trustees fees (Note 8)	86	171	132	132	127	200
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	2,003	2,281	2,127	2,124	2,105	2,302
Total Gross Expenses before fees waived and/or reimbursed	119,245	147,344	133,871	137,328	152,133	190,207
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(81,899)	(76,355)	(87,781)	(79,929)	(99,572)	(104,636)
Total Net Expenses	37,346	70,989	46,090	57,399	52,561	85,571
Net Investment Income (Loss)	14,004	(11,462)	2,633	(19,029)	19,469	(44,321)
NET REALIZED GAIN (LOSS) ON:
Investments	83,137	(6,371)	97,101	9,866	29,758	(43,162)
Futures contracts	—	—	—	—	—	—
Swap agreements	1,591,554	3,955,239	3,000,554	2,657,611	2,276,382	4,990,924
In-kind redemptions of investments	—	2,426,404	756,692	—	627,356	2,608,391
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	1,674,691	6,375,272	3,854,347	2,667,477	2,933,496	7,556,153
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	306,668	(1,569,396)	(525,630)	765,414	170,910	(564,673)
Futures contracts	—	—	—	—	—	—
Swap agreements	(502,716)	(1,019,218)	(1,590,720)	(573,079)	(220,254)	(343,962)
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(196,048)	(2,588,614)	(2,116,350)	192,335	(49,344)	(908,635)
Net realized and unrealized gain (loss)	1,478,643	3,786,658	1,737,997	2,859,812	2,884,152	6,647,518
Change in Net Assets Resulting from Operations	$1,492,647	$3,775,196	$1,740,630	$2,840,783	$2,903,621	$6,603,197

See accompanying notes to the financial statements.

240 :: FOR THE PERIODS ENDED NOVEMBER 30, 2013 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Ultra Basic Materials	Ultra Nasdaq Biotechnology	Ultra Consumer Goods	Ultra Consumer Services	Ultra Financials	Ultra Health Care
	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013
INVESTMENT INCOME:
Dividends	$776,384	$166,534	$104,778	$93,953	$5,337,087	$412,190
Interest	1,352	620	83	24	9,547	517
Foreign withholding tax on dividends	—	(318)	—	(86)	—	—
Total Investment Income	777,736	166,836	104,861	93,891	5,346,634	412,707
EXPENSES:
Advisory fees (Note 4)	427,409	539,353	51,312	74,879	3,027,908	290,476
Management Services fees (Note 4)	56,988	71,913	6,842	9,984	403,718	38,730
Professional fees	9,960	10,052	8,547	8,604	18,983	9,317
Administration fees (Note 5)	61,840	66,455	47,431	47,508	123,071	54,236
Custodian fees (Note 6)	9,804	12,552	7,165	9,630	66,868	7,023
Printing and Shareholder reports	14,163	6,025	1,063	1,049	69,829	4,803
Licensing fees (Note 7)	22,795	71,913	2,737	3,994	161,490	15,492
Listing fees (Note 7)	5,014	5,160	5,014	5,014	5,014	5,014
Trustees fees (Note 8)	1,447	1,396	164	203	9,294	810
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	5,688	6,436	2,278	2,343	27,731	4,261
Total Gross Expenses before fees waived and/or reimbursed	615,108	791,255	132,553	163,208	3,913,906	430,162
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(73,251)	(106,541)	(67,499)	(68,204)	(75,239)	(61,654)
Total Net Expenses	541,857	684,714	65,054	95,004	3,838,667	368,508
Net Investment Income (Loss)	235,879	(517,878)	39,807	(1,113)	1,507,967	44,199
NET REALIZED GAIN (LOSS) ON:
Investments	(12,462,364)	(207,118)	57,550	(13,903)	1,275,702	246,485
Futures contracts	—	—	—	—	—	—
Swap agreements	9,012,641	10,685,199	776,325	2,262,277	102,948,441	10,223,115
In-kind redemptions of investments	2,965,364	21,133,792	2,212,970	2,785,865	28,823,573	15,534,822
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(484,359)	31,611,873	3,046,845	5,034,239	133,047,716	26,004,422
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	12,489,190	1,737,380	(1,659,519)	(698,479)	14,539,521	(10,083,738)
Futures contracts	—	—	—	—	—	—
Swap agreements	6,321,272	26,005,509	869,943	1,658,625	(20,598,344)	6,048,085
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	18,810,462	27,742,889	(789,576)	960,146	(6,058,823)	(4,035,653)
Net realized and unrealized gain (loss)	18,326,103	59,354,762	2,257,269	5,994,385	126,988,893	21,968,769
Change in Net Assets Resulting from Operations	$18,561,982	$58,836,884	$2,297,076	$5,993,272	$128,496,860	$22,012,968
See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2013 (UNAUDITED) :: 241

	Ultra Industrials	Ultra Oil & Gas	Ultra Real Estate	Ultra KBW Regional Banking	Ultra Semiconductors	Ultra Technology
	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013
INVESTMENT INCOME:
Dividends	$163,428	$868,114	$3,859,654	$130,670	$241,222	$593,130
Interest	98	3,588	7,967	94	198	1,034
Foreign withholding tax on dividends	(6)	(195)	—	—	—	—
Total Investment Income	163,520	871,507	3,867,621	130,764	241,420	594,164
EXPENSES:
Advisory fees (Note 4)	94,915	538,501	1,340,905	57,277	115,411	425,762
Management Services fees (Note 4)	12,655	71,800	178,786	7,637	15,388	56,768
Professional fees	8,683	10,397	13,472	8,547	8,778	9,843
Administration fees (Note 5)	47,547	66,435	93,163	47,340	47,333	61,972
Custodian fees (Note 6)	14,678	17,120	26,502	3,833	3,464	11,261
Printing and Shareholder reports	1,795	21,374	22,269	464	3,335	8,505
Licensing fees (Note 7)	5,062	28,720	71,516	3,055	6,155	22,708
Listing fees (Note 7)	5,014	5,014	5,014	5,014	5,014	5,014
Trustees fees (Note 8)	280	1,806	4,443	137	380	1,260
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	2,567	6,622	14,680	2,086	2,784	5,435
Total Gross Expenses before fees waived and/or reimbursed	193,196	767,789	1,770,750	135,390	208,042	608,528
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(72,782)	(85,154)	(73,444)	(62,719)	(61,766)	(68,633)
Total Net Expenses	120,414	682,635	1,697,306	72,671	146,276	539,895
Net Investment Income (Loss)	43,106	188,872	2,170,315	58,093	95,144	54,269
NET REALIZED GAIN (LOSS) ON:
Investments	(29,280)	(1,988,737)	(4,026,644)	24,549	(57,098)	(963,961)
Futures contracts	—	—	—	—	—	—
Swap agreements	2,405,829	6,238,013	(27,943,708)	1,079,688	4,975,360	11,473,664
In-kind redemptions of investments	2,706,229	5,493,156	13,086,289	581,765	717,445	3,825,411
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	5,082,778	9,742,432	(18,884,063)	1,686,002	5,635,707	14,335,114
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(386,940)	1,541,092	(12,878,220)	979,722	458,570	2,547,168
Futures contracts	—	—	—	—	—	—
Swap agreements	2,441,525	9,266,442	(13,077,841)	1,947,727	(2,665,775)	5,956,285
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	2,054,585	10,807,534	(25,956,061)	2,927,449	(2,207,205)	8,503,453
Net realized and unrealized gain (loss)	7,137,363	20,549,966	(44,840,124)	4,613,451	3,428,502	22,838,567
Change in Net Assets Resulting from Operations	$7,180,469	$20,738,838	$(42,669,809)	$4,671,544	$3,523,646	$22,892,836

See accompanying notes to the financial statements.

242 :: FOR THE PERIODS ENDED NOVEMBER 30, 2013 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Ultra Telecommunications	Ultra Utilities	UltraPro Financials	Ultra MSCI EAFE	Ultra MSCI Emerging Markets	Ultra FTSE Europe
	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013
INVESTMENT INCOME:
Dividends	$71,179	$187,284	$136,169	$—	$261	$—
Interest	25	67	43	522	2,655	359
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	71,204	187,351	136,212	522	2,916	359
EXPENSES:
Advisory fees (Note 4)	22,130	47,163	68,388	41,189	139,779	53,717
Management Services fees (Note 4)	2,951	6,288	9,118	5,492	18,637	7,162
Professional fees	8,447	8,525	8,595	8,527	8,862	8,529
Administration fees (Note 5)	47,305	47,365	39,477	28,479	28,484	28,478
Custodian fees (Note 6)	2,552	4,390	22,204	628	1,669	508
Printing and Shareholder reports	538	2,102	318	875	2,948	1,009
Licensing fees (Note 7)	1,180	2,515	3,648	11,970	11,970	2,213
Listing fees (Note 7)	5,014	5,014	4,980	5,014	5,014	5,014
Trustees fees (Note 8)	64	140	180	136	453	137
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	1,942	2,184	2,192	2,159	3,242	2,224
Total Gross Expenses before fees waived and/or reimbursed	92,123	125,686	159,100	104,469	221,058	108,991
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(64,069)	(65,951)	(72,365)	(52,226)	(43,932)	(40,858)
Total Net Expenses	28,054	59,735	86,735	52,243	177,126	68,133
Net Investment Income (Loss)	43,150	127,616	49,477	(51,721)	(174,210)	(67,774)
NET REALIZED GAIN (LOSS) ON:
Investments	69,924	(6,330)	(11,352)	(99)	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	731,494	1,479,501	(876,867)	4,430,407	(2,762,808)	2,353,136
In-kind redemptions of investments	567,733	(150,745)	(166)	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	1,369,151	1,322,426	(888,385)	4,430,308	(2,762,808)	2,353,136
CHANGE IN NET UNREALIZED APPRECIATION/ DEPRECIATION ON:
Investments	(343,489)	(108,174)	1,156,088	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(120,567)	(1,427,515)	3,875,835	(1,678,916)	5,685,645	1,217,783
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(464,056)	(1,535,689)	5,031,923	(1,678,916)	5,685,645	1,217,783
Net realized and unrealized gain (loss)	905,095	(213,263)	4,143,538	2,751,392	2,922,837	3,570,919
Change in Net Assets Resulting from Operations	$948,245	$(85,647)	$4,193,015	$2,699,671	$2,748,627	$3,503,145

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2013 (UNAUDITED) :: 243

	Ultra MSCI Pacific ex-Japan	Ultra MSCI Brazil Capped	Ultra FTSE China 25	Ultra MSCI Japan	Ultra MSCI Mexico Capped IMI	Ultra 7-10 Year Treasury
	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	21	487	3,505	1,651	108	538,279
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	21	487	3,505	1,651	108	538,279
EXPENSES:
Advisory fees (Note 4)	7,475	33,513	151,449	137,330	16,642	1,096,541
Management Services fees (Note 4)	997	4,468	20,193	18,311	2,219	146,205
Professional fees	8,395	8,488	8,909	8,861	8,430	14,026
Administration fees (Note 5)	28,478	28,482	28,485	28,489	28,478	71,069
Custodian fees (Note 6)	144	520	1,734	1,215	176	20,905
Printing and Shareholder reports	373	1,308	2,169	1,888	582	15,177
Licensing fees (Note 7)	11,970	11,970	16,114	11,970	11,970	54,827
Listing fees (Note 7)	5,014	5,014	5,014	5,014	5,014	5,014
Trustees fees (Note 8)	24	111	484	421	52	4,607
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	1,842	2,095	3,307	2,983	1,966	21,762
Total Gross Expenses before fees waived and/or reimbursed	64,712	95,969	237,858	216,482	75,529	1,450,133
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(55,226)	(53,546)	(45,742)	(42,339)	(54,455)	(60,578)
Total Net Expenses	9,486	42,423	192,116	174,143	21,074	1,389,555
Net Investment Income (Loss)	(9,465)	(41,936)	(188,611)	(172,492)	(20,966)	(851,276)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	201	—	(25,719,543)
Futures contracts	—	—	—	—	—	966,092
Swap agreements	1,129,654	(2,585,713)	(203,746)	5,339,985	(366,364)	(25,172,390)
In-kind redemptions of investments	—	—	—	—	—	1,650,625
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	1,129,654	(2,585,713)	(203,746)	5,340,186	(366,364)	(48,275,216)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	—	25,093,322
Futures contracts	—	—	—	—	—	4,531
Swap agreements	(472,818)	1,576,435	11,133,222	2,139,492	156,983	47,067,878
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(472,818)	1,576,435	11,133,222	2,139,492	156,983	72,165,731
Net realized and unrealized gain (loss)	656,836	(1,009,278)	10,929,476	7,479,678	(209,381)	23,890,515
Change in Net Assets Resulting from Operations	$647,371	$(1,051,214)	$10,740,865	$7,307,186	$(230,347)	$23,039,239

See accompanying notes to the financial statements.

244 :: FOR THE PERIODS ENDED NOVEMBER 30, 2013 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Ultra 20+ Year Treasury	Ultra High Yield	Ultra Investment Grade Corporate
	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013	Six Months Ended November 30, 2013
INVESTMENT INCOME:
Dividends	$—	$6,461	$9,798
Interest	69,303	36	212
Foreign withholding tax on dividends	—	—	—
Total Investment Income	69,303	6,497	10,010
EXPENSES:
Advisory fees (Note 4)	76,669	11,360	16,420
Management Services fees (Note 4)	10,223	1,515	2,189
Professional fees	8,616	8,411	8,424
Administration fees (Note 5)	46,778	47,288	47,280
Custodian fees (Note 6)	3,840	260	368
Printing and Shareholder reports	990	3,673	3,845
Licensing fees (Note 7)	3,834	17,535	10,521
Listing fees (Note 7)	5,014	5,014	5,014
Trustees fees (Note 8)	223	37	49
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—
Other fees	2,557	1,878	1,955
Total Gross Expenses before fees waived and/or reimbursed	158,744	96,971	96,065
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(61,713)	(82,577)	(75,280)
Total Net Expenses	97,031	14,394	20,785
Net Investment Income (Loss)	(27,728)	(7,897)	(10,775)
NET REALIZED GAIN (LOSS) ON:
Investments	(646,735)	(7,874)	(88,331)
Futures contracts	(32,939)	—	—
Swap agreements	(530,685)	—	(316,445)
In-kind redemptions of investments	—	10,101	—
Foreign currency transactions	—	—	—
Net realized gain (loss)	(1,210,359)	2,227	(404,776)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	298,010	8,256	(3,413)
Futures contracts	2,975	—	—
Swap agreements	(2,175,061)	180,145	(65,517)
Foreign currency translations	—	—	—
Change in net unrealized appreciation/depreciation	(1,874,076)	188,401	(68,930)
Net realized and unrealized gain (loss)	(3,084,435)	190,628	(473,706)
Change in Net Assets Resulting from Operations	$(3,112,163)	$182,731	$(484,481)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2013 (UNAUDITED) :: 245

STATEMENTS OF CHANGES IN NET ASSETS

246 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	USD Covered Bond		German Sovereign/ Sub-Sovereign ETF		High Yield-Interest Rate Hedged
	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013	Six Months Ended November 30, 2013 (Unaudited)	May 21, 2013* through May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$29,890	$102,685	$14,735	$37,113	$801,355	$29,100
Net realized gain (loss)	19,346	183,006	134,168	78,363	(342,667)	149,803
Change in net unrealized appreciation/depreciation	(25,817)	32,719	55,962	100,828	92,718	(399,376)
Change in Net Assets Resulting from Operations	23,419	318,410	204,865	216,304	551,406	(220,473)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(30,276)	(101,339)	(44,395)	(56,015)	(670,619)	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(30,276)	(101,339)	(44,395)	(56,015)	(670,619)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	6,622,034	2,131,543	—	23,677,439	24,000,080
Cost of shares redeemed	—	(13,251,120)	(2,150,717)	—	(3,909,538)	—
Change in net assets resulting from capital transactions	—	(6,629,086)	(19,174)	—	19,767,901	24,000,080
Change in net assets	(6,857)	(6,412,015)	141,296	160,289	19,648,688	23,779,607
NET ASSETS:
Beginning of period	$6,610,570	$13,022,585	$4,115,366	$3,955,077	$23,779,607	$—
End of period	$6,603,713	$6,610,570	$4,256,662	$4,115,366	$43,428,295	$23,779,607
Accumulated undistributed net investment income (loss) included in end of period net assets	$3,994	$4,380	$(37,901)	$(8,241)	$159,836	$29,100
SHARE TRANSACTIONS:
Beginning of period	65,001	130,001	100,001	100,001	300,001	—
Issued	—	—	—	—	300,000	—
Issued in-kind	—	65,000	50,000	—	—	300,001
Redeemed	—	—	—	—	(50,000)	—
Redemption in-kind	—	(130,000)	(50,000)	—	—	—
Shares outstanding, end of period	65,001	65,001	100,001	100,001	550,001	300,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 247

	Investment Grade-Interest Rate Hedged	Short Term USD Emerging Markets Bond ETF	Global Listed Private Equity ETF		Hedge Replication ETF
	November 5, 2013* through November 30, 2013 (Unaudited)	November 19, 2013* through November 30, 2013 (Unaudited)	Six Months Ended November 30, 2013 (Unaudited)	February 26, 2013* through May 31, 2013	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$68,223	$9,462	$103,111	$56,067	$(94,254)	$(109,694)
Net realized gain (loss)	121,440	—	199,901	(273)	137,467	222,414
Change in net unrealized appreciation/depreciation	(63,838)	(64,681)	443,761	89,351	608,585	1,169,555
Change in Net Assets Resulting from Operations	125,825	(55,219)	746,773	145,145	651,798	1,282,275
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	(94,263)	—	—	(29,151)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	(94,263)	—	—	(29,151)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	28,019,961	12,042,080	—	5,978,114	12,346,095	38,260,234
Cost of shares redeemed	—	—	(2,140,788)	—	(32,388,411)	(1,924,836)
Change in net assets resulting from capital transactions	28,019,961	12,042,080	(2,140,788)	5,978,114	(20,042,316)	36,335,398
Change in net assets	28,145,786	11,986,861	(1,488,278)	6,123,259	(19,390,518)	37,588,522
NET ASSETS:
Beginning of period	$—	$—	$6,123,259	$—	$54,740,037	$17,151,515
End of period	$28,145,786	$11,986,861	$4,634,981	$6,123,259	$35,349,519	$54,740,037
Accumulated undistributed net investment income (loss) included in end of period net assets	$68,223	$9,462	$64,915	$56,067	$(160,860)	$(66,606)
SHARE TRANSACTIONS:
Beginning of period	—	—	150,001	—	1,350,000	450,000
Issued	50,001	150,001	—	—	300,000	950,000
Issued in-kind	300,000	—	—	150,001	—	—
Redeemed	—	—	—	—	(800,000)	(50,000)
Redemption in-kind	—	—	(50,000)	—	—	—
Shares outstanding, end of period	350,001	150,001	100,001	150,001	850,000	1,350,000

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

248 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Large Cap Core Plus		Merger ETF		RAFI® Long/Short
	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013	Six Months Ended November 30, 2013 (Unaudited)	December 11, 2012* through May 31, 2013	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$1,406,019	$1,204,289	$25,683	$40,495	$283,483	$184,837
Net realized gain (loss)	(1,469,316)	5,148,922	(223,570)	(111,304)	3,513,372	(810,367)
Change in net unrealized appreciation/depreciation	22,738,086	18,106,481	207,210	(118,936)	(2,118,209)	3,482,840
Change in Net Assets Resulting from Operations	22,674,789	24,459,692	9,323	(189,745)	1,678,646	2,857,310
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,217,899)	(530,070)	(61,258)	(1,234)	(194,379)	(155,628)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(1,217,899)	(530,070)	(61,258)	(1,234)	(194,379)	(155,628)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	63,203,151	53,291,898	—	11,737,854	60,923,598	16,002,812
Cost of shares redeemed	(4,175,791)	(15,992,282)	(1,939,891)	(5,777,751)	(16,786,106)	(3,713,326)
Change in net assets resulting from capital transactions	59,027,360	37,299,616	(1,939,891)	5,960,103	44,137,492	12,289,486
Change in net assets	80,484,250	61,229,238	(1,991,826)	5,769,124	45,621,759	14,991,168
NET ASSETS:
Beginning of period	$138,523,028	$77,293,790	$5,769,124	$—	$29,399,677	$14,408,509
End of period	$219,007,278	$138,523,028	$3,777,298	$5,769,124	$75,021,436	$29,399,677
Accumulated undistributed net investment income (loss) included in end of period net assets	$658,916	$470,796	$3,686	$39,261	$145,247	$56,143
SHARE TRANSACTIONS:
Beginning of period	1,800,000	1,300,000	150,001	—	700,000	400,000
Issued	100,000	—	—	100,001	1,400,000	400,000
Issued in-kind	700,000	750,000	—	200,000	50,000	—
Redeemed	—	—	—	(150,000)	—	(100,000)
Redemption in-kind	(50,000)	(250,000)	(50,000)	—	(400,000)	—
Shares outstanding, end of period	2,550,000	1,800,000	100,001	150,001	1,750,000	700,000

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 249

	S&P 500 Aristocrats ETF	30 Year TIPS/TSY Spread		Short 30 Year TIPS/TSY Spread
	October 9, 2013* through November 30, 2013 (Unaudited)	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$63,355	$17,642	$41,149	$40,658	$68,933
Net realized gain (loss)	116,110	311,079	164,753	276,895	29,450
Change in net unrealized appreciation/depreciation	704,134	(414,179)	(209,956)	(298,883)	(236,155)
Change in Net Assets Resulting from Operations	883,599	(85,458)	(4,054)	18,670	(137,772)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(27,941)	(67,347)	(39,326)	(69,636)
Net realized gains on investments	—	—	—	—	—
Tax return of capital	—	—	—	—	—
Total distributions	—	(27,941)	(67,347)	(39,326)	(69,636)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	38,099,127	—	—	—	—
Cost of shares redeemed	(2,112,178)	—	—	—	—
Change in net assets resulting from capital transactions	35,986,949	—	—	—	—
Change in net assets	36,870,548	(113,399)	(71,401)	(20,656)	(207,408)
NET ASSETS:
Beginning of period	$—	$3,780,341	$3,851,742	$3,882,285	$4,089,693
End of period	$36,870,548	$3,666,942	$3,780,341	$3,861,629	$3,882,285
Accumulated undistributed net investment income (loss) included in end of period net assets	$63,355	$7,692	$17,991	$16,537	$15,205
SHARE TRANSACTIONS:
Beginning of period	—	100,001	100,001	100,001	100,001
Issued	150,001	—	—	—	—
Issued in-kind	750,000	—	—	—	—
Redeemed	—	—	—	—	—
Redemption in-kind	(50,000)	—	—	—	—
Shares outstanding, end of period	850,001	100,001	100,001	100,001	100,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

250 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraPro 10 Year TIPS/TSY Spread		UltraPro Short 10 Year TIPS/TSY Spread		Short S&P500®
	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$1,608	$(18,925)	$3,120	$16,075	$(8,299,088)	$(15,094,714)
Net realized gain (loss)	(133,158)	(27,209)	572,157	(645,107)	(204,555,761)	(434,289,010)
Change in net unrealized appreciation/depreciation	41,078	49,269	(515,172)	473,602	(22,457,626)	(40,174,445)
Change in Net Assets Resulting from Operations	(90,472)	3,135	60,105	(155,430)	(235,312,475)	(489,558,169)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(33,276)	(1,587)	(23,168)	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	(9,799)	(798)	—	—	—
Total distributions	—	(43,075)	(2,385)	(23,168)	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	1,874	—	1,756	864,046,184	1,271,740,718
Cost of shares redeemed	—	(2,008,087)	—	(1,865,009)	(808,119,053)	(874,871,108)
Change in net assets resulting from capital transactions	—	(2,006,213)	—	(1,863,253)	55,927,131	396,869,610
Change in net assets	(90,472)	(2,046,153)	57,720	(2,041,851)	(179,385,344)	(92,688,559)
NET ASSETS:
Beginning of period	$1,818,831	$3,864,984	$2,038,063	$4,079,914	$1,821,550,431	$1,914,238,990
End of period	$1,728,359	$1,818,831	$2,095,783	$2,038,063	$1,642,165,087	$1,821,550,431
Accumulated undistributed net investment income (loss) included in end of period net assets	$(13,028)	$(14,636)	$2,413	$880	$(30,044,013)	$(21,744,925)
SHARE TRANSACTIONS:
Beginning of period	50,001	100,001	50,001	100,001	62,251,429	50,251,429
Issued	—	—	—	—	30,225,000	37,875,000
Issued in-kind	—	—	—	—	—	—
Redeemed	—	(50,000)	—	(50,000)	(29,100,000)	(25,875,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	50,001	50,001	50,001	50,001	63,376,429	62,251,429

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 251

	Short QQQ®		Short Dow30SM		Short MidCap400
	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(831,254)	$(1,928,401)	$(1,332,806)	$(2,277,537)	$(124,170)	$(221,188)
Net realized gain (loss)	(43,214,758)	(19,360,370)	(50,580,697)	(24,804,128)	(2,855,043)	(5,894,124)
Change in net unrealized appreciation/depreciation	12,438,784	(24,102,395)	25,798,311	(37,547,827)	36,545	(1,147,504)
Change in Net Assets Resulting from Operations	(31,607,228)	(45,391,166)	(26,115,192)	(64,629,492)	(2,942,668)	(7,262,816)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	59,014,608	348,611,625	118,311,569	219,196,927	7,472,608	26,973,907
Cost of shares redeemed	(65,718,500)	(359,295,141)	(98,097,855)	(161,587,921)	(13,991,447)	(20,402,054)
Change in net assets resulting from capital transactions	(6,703,892)	(10,683,516)	20,213,714	57,609,006	(6,518,839)	6,571,853
Change in net assets	(38,311,120)	(56,074,682)	(5,901,478)	(7,020,486)	(9,461,507)	(690,963)
NET ASSETS:
Beginning of period	$193,538,186	$249,612,868	$276,981,244	$284,001,730	$33,792,080	$34,483,043
End of period	$155,227,066	$193,538,186	$271,079,766	$276,981,244	$24,330,573	$33,792,080
Accumulated undistributed net investment income (loss) included in end of period net assets	$(3,574,580)	$(2,743,326)	$(4,646,893)	$(3,314,087)	$(470,951)	$(346,781)
SHARE TRANSACTIONS:
Beginning of period	8,625,000	9,000,000	9,450,000	7,575,000	1,575,000	1,200,000
Issued	2,775,000	13,575,000	4,050,000	6,525,000	375,000	1,125,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(3,150,000)	(13,950,000)	(3,450,000)	(4,650,000)	(675,000)	(750,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	8,250,000	8,625,000	10,050,000	9,450,000	1,275,000	1,575,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

252 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Short Russell2000		Short SmallCap600				UltraShort Russell3000
	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013		Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(1,902,619)	$(3,690,134)	$(143,453)		$(312,426)		$(6,080)	$(11,409)
Net realized gain (loss)	(103,446,193)	(64,275,189)	(8,835,118)		(11,429,548)		(404,059)	(633,025)
Change in net unrealized appreciation/depreciation	30,109,546	(70,227,256)	3,735,747		(4,640,021)		64,277	(96,020)
Change in Net Assets Resulting from Operations	(75,239,266)	(138,192,579)	(5,242,824)		(16,381,995)		(345,862)	(740,454)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—		—		—	—
Net realized gains on investments	—	—	—		—		—	—
Tax return of capital	—	—	—		—		—	—
Total distributions	—	—	—		—		—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	449,016,867	526,513,200	33,938,525		148,377,288		1,677,878	—
Cost of shares redeemed	(336,986,871)	(470,495,818)	(164,774,217)		(6,667,695)		(1,563,406)	—
Change in net assets resulting from capital transactions	112,029,996	56,017,382	(130,835,692)		141,709,593		114,472	—
Change in net assets	36,790,730	(82,175,197)	(136,078,516)		125,327,598		(231,390)	(740,454)
NET ASSETS:
Beginning of period	$377,109,954	$459,285,151	$147,067,169		$21,739,571		$1,001,835	$1,742,289
End of period	$413,900,684	$377,109,954	$10,988,653		$147,067,169		$770,445	$1,001,835
Accumulated undistributed net investment income (loss) included in end of period net assets	$(7,033,557)	$(5,130,938)	$(535,951)		$(392,498)		$(23,544)	$(17,464)
SHARE TRANSACTIONS:
Beginning of period	18,375,000	16,350,000	2,062,500	(f)	225,000	(f)	29,991	29,991
Issued	23,400,000	21,225,000	487,500	(f)	1,912,500	(f)	50,000	—
Issued in-kind	—	—	—	(f)	—	(f)	—	—
Redeemed	(17,775,000)	(19,200,000)	(2,362,500	)(f)	(75,000	)(f)	(50,000)	—
Redemption in-kind	—	—	—	(f)	—	(f)	—	—
Shares outstanding, end of period	24,000,000	18,375,000	187,500	(f)	2,062,500	(f)	29,991	29,991

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(f)  As described in Note 18, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective January 24, 2014.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 253

	UltraShort S&P500®			UltraShort QQQ®				UltraShort Dow30SM
	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013		Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013		Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(8,031,170)	$(15,522,345)		$(1,906,845)		$(3,823,814)		$(1,250,039)	$(2,434,004)
Net realized gain (loss)	(503,136,181)	(868,468,167)		(141,323,503)		(88,650,773)		(77,947,034)	(87,854,494)
Change in net unrealized appreciation/depreciation	81,525,338	(82,111,051)		(868,612)		(96,522,906)		34,367,009	(43,000,577)
Change in Net Assets Resulting from Operations	(429,642,013)	(966,101,563)		(144,098,960)		(188,997,493)		(44,830,064)	(133,289,075)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—		—		—		—	—
Net realized gains on investments	—	—		—		—		—	—
Tax return of capital	—	—		—		—		—	—
Total distributions	—	—		—		—		—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	913,785,205	2,231,216,436		222,696,104		712,826,972		61,153,000	329,184,493
Cost of shares redeemed	(858,594,834)	(1,270,939,890)		(101,313,328)		(646,730,399)		(37,162,702)	(208,995,004)
Change in net assets resulting from capital transactions	55,190,371	960,276,546		121,382,776		66,096,573		23,990,298	120,189,489
Change in net assets	(374,451,642)	(5,825,017)		(22,716,184)		(122,900,920)		(20,839,766)	(13,099,586)
NET ASSETS:
Beginning of period	$1,934,575,299	$1,940,400,316		$434,950,626		$557,851,546		$277,973,321	$291,072,907
End of period	$1,560,123,657	$1,934,575,299		$412,234,442		$434,950,626		$257,133,555	$277,973,321
Accumulated undistributed net investment income (loss) included in end of period net assets	$(30,365,269)	$(22,334,099)		$(7,833,019)		$(5,926,174)		$(4,746,259)	$(3,496,220)
SHARE TRANSACTIONS:
Beginning of period	48,259,271	28,368,750	(c)	4,776,943	(f)	3,951,943	(f)	8,023,767	5,098,767
Issued	24,750,000	43,500,000	(c)	2,793,750	(f)	6,168,750	(f)	1,875,000	7,125,000
Issued in-kind	—	—	(c)	—	(f)	—	(f)	—	—
Redeemed	(23,175,000)	(23,609,479	)(c)	(1,106,250	)(f)	(5,343,750	)(f)	(1,125,000)	(4,200,000)
Redemption in-kind	—	—	(c)	—	(f)	—	(f)	—	—
Shares outstanding, end of period	49,834,271	48,259,271	(c)	6,464,443	(f)	4,776,943	(f)	8,773,767	8,023,767

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(c)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective October 5, 2012.

(f)  As described in Note 18, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective January 24, 2014.
See accompanying notes to the financial statements.

254 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort MidCap400				UltraShort Russell2000				UltraShort SmallCap600
	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013		Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013		Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(70,481)		$(240,497)		$(1,319,276)		$(2,711,220)		$(27,183)		$(100,082)
Net realized gain (loss)	(4,881,073)		(13,250,679)		(109,063,292)		(156,324,964)		(2,610,496)		(4,875,075)
Change in net unrealized appreciation/depreciation	1,416,858		(4,881,713)		19,975,655		(54,576,905)		258,812		(2,306,185)
Change in Net Assets Resulting from Operations	(3,534,696)		(18,372,889)		(90,406,913)		(213,613,089)		(2,378,867)		(7,281,342)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—		—		—		—		—		—
Net realized gains on investments	—		—		—		—		—		—
Tax return of capital	—		—		—		—		—		—
Total distributions	—		—		—		—		—		—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—		36,792,202		215,496,817		589,717,457		2,363,083		1,378,296
Cost of shares redeemed	—		(37,013,739)		(226,084,380)		(350,261,302)		(2,378,556)		(8,187,733)
Change in net assets resulting from capital transactions	—		(221,537)		(10,587,563)		239,456,155		(15,473)		(6,809,437)
Change in net assets	(3,534,696)		(18,594,426)		(100,994,476)		25,843,066		(2,394,340)		(14,090,779)
NET ASSETS:
Beginning of period	$16,632,487		$35,226,913		$350,070,805		$324,227,739		$7,267,207		$21,357,986
End of period	$13,097,791		$16,632,487		$249,076,329		$350,070,805		$4,872,867		$7,267,207
Accumulated undistributed net investment income (loss) included in end of period net assets	$(444,818)		$(374,337)		$(5,051,426)		$(3,732,150)		$(182,858)		$(155,675)
SHARE TRANSACTIONS:
Beginning of period	229,653	(f)	267,153	(f)	4,879,130	(f)	2,366,630	(f)	98,419	(f)	154,669	(f)
Issued	—	(f)	337,500	(f)	3,450,000	(f)	5,831,250	(f)	37,500	(f)	18,750	(f)
Issued in-kind	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Redeemed	—	(f)	(375,000	)(f)	(3,375,000	)(f)	(3,318,750	)(f)	(37,500	)(f)	(75,000	)(f)
Redemption in-kind	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Shares outstanding, end of period	229,653	(f)	229,653	(f)	4,954,130	(f)	4,879,130	(f)	98,419	(f)	98,419	(f)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(f)  As described in Note 18, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective January 24, 2014.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 255

	UltraPro Short S&P500®				UltraPro Short QQQ®				UltraPro Short Dow30SM
	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013		Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013		Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(2,448,598)		$(4,464,502)		$(941,617)		$(1,414,367)		$(507,775)	$(803,694)
Net realized gain (loss)	(254,898,976)		(263,587,380)		(113,545,804)		(68,492,612)		(34,041,831)	(43,350,944)
Change in net unrealized appreciation/depreciation	66,176,506		(139,257,021)		10,048,342		(33,896,794)		10,377,814	(23,053,247)
Change in Net Assets Resulting from Operations	(191,171,068)		(407,308,903)		(104,439,079)		(103,803,773)		(24,171,792)	(67,207,885)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—		—		—		—		—	—
Net realized gains on investments	—		—		—		—		—	—
Tax return of capital	—		—		—		—		—	—
Total distributions	—		—		—		—		—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	313,430,105		1,076,511,743		177,881,633		462,447,119		45,085,552	188,588,915
Cost of shares redeemed	(227,812,593)		(554,077,689)		(98,302,532)		(277,704,870)		(33,954,723)	(70,404,182)
Change in net assets resulting from capital transactions	85,617,512		522,434,054		79,579,101		184,742,249		11,130,829	118,184,733
Change in net assets	(105,553,556)		115,125,151		(24,859,978)		80,938,476		(13,040,963)	50,976,848
NET ASSETS:
Beginning of period	$582,305,306		$467,180,155		$212,880,229		$131,941,753		$122,079,254	$71,102,406
End of period	$476,751,750		$582,305,306		$188,020,251		$212,880,229		$109,038,291	$122,079,254
Accumulated undistributed net investment income (loss) included in end of period net assets	$(8,797,073)		$(6,348,475)		$(2,819,274)		$(1,877,657)		$(1,595,688)	$(1,087,913)
SHARE TRANSACTIONS:
Beginning of period	6,082,407	(f)	2,144,907	(f)	1,962,413	(f)	612,413	(f)	2,899,668	787,500	(c)
Issued	3,737,500	(f)	7,187,500	(f)	1,975,000	(f)	3,050,000	(f)	1,250,000	3,137,500	(c)
Issued in-kind	—	(f)	—	(f)	—	(f)	—	(f)	—	—	(c)
Redeemed	(2,537,500	)(f)	(3,250,000	)(f)	(950,000	)(f)	(1,700,000	)(f)	(800,000)	(1,025,332	)(c)
Redemption in-kind	—	(f)	—	(f)	—	(f)	—	(f)	—	—	(c)
Shares outstanding, end of period	7,282,407	(f)	6,082,407	(f)	2,987,413	(f)	1,962,413	(f)	3,349,668	2,899,668	(c)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(c)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective October 5, 2012.

(f)  As described in Note 18, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective January 24, 2014.

See accompanying notes to the financial statements.

256 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraPro Short MidCap400				UltraPro Short Russell2000				UltraShort Russell1000 Value
	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013		Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013		Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(28,055)		$(68,967)		$(310,924)		$(570,572)		$(4,437)	$(12,103)
Net realized gain (loss)	(2,564,954)		(7,207,782)		(32,573,561)		(55,172,046)		(215,013)	(569,050)
Change in net unrealized appreciation/depreciation	487,239		(124,954)		(1,619,001)		(7,555,123)		10,965	(315,780)
Change in Net Assets Resulting from Operations	(2,105,770)		(7,401,703)		(34,503,486)		(63,297,741)		(208,485)	(896,933)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—		—		—		—		—	—
Net realized gains on investments	—		—		—		—		—	—
Tax return of capital	—		—		—		—		—	—
Total distributions	—		—		—		—		—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	7,682,095		30,851,653		54,482,751		277,260,308		—	—
Cost of shares redeemed	(5,942,702)		(27,128,718)		(37,818,126)		(210,707,244)		(477)	—
Change in net assets resulting from capital transactions	1,739,393		3,722,935		16,664,625		66,553,064		(477)	—
Change in net assets	(366,377)		(3,678,768)		(17,838,861)		3,255,323		(208,962)	(896,933)
NET ASSETS:
Beginning of period	$6,050,277		$9,729,045		$74,936,188		$71,680,865		$1,027,634	$1,924,567
End of period	$5,683,900		$6,050,277		$57,097,327		$74,936,188		$818,672	$1,027,634
Accumulated undistributed net investment income (loss) included in end of period net assets	$(131,789)		$(103,734)		$(1,107,104)		$(796,180)		$(23,180)	$(18,743)
SHARE TRANSACTIONS:
Beginning of period	68,741	(f)	43,741	(f)	942,483	(f)	329,983	(f)	18,750	18,750	(d)
Issued	100,000	(f)	187,500	(f)	887,500	(f)	1,912,500	(f)	—	—	(d)
Issued in-kind	—	(f)	—	(f)	—	(f)	—	(f)	—	—	(d)
Redeemed	(75,000	)(f)	(162,500	)(f)	(587,500	)(f)	(1,300,000	)(f)	(9)	—	(d)
Redemption in-kind	—	(f)	—	(f)	—	(f)	—	(f)	—	—	(d)
Shares outstanding, end of period	93,741	(f)	68,741	(f)	1,242,483	(f)	942,483	(f)	18,741	18,750	(d)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(d)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective June 10, 2013.

(f)  As described in Note 18, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective January 24, 2014.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 257

	UltraShort Russell1000 Growth		UltraShort Russell MidCap Value		UltraShort Russell MidCap Growth
	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(16,521)	$(19,923)	$(3,621)	$(10,244)	$(5,405)	$(15,275)
Net realized gain (loss)	(1,349,425)	(521,166)	(533,868)	(368,903)	(734,670)	(399,461)
Change in net unrealized appreciation/depreciation	434,307	(581,940)	362,170	(400,864)	421,004	(528,896)
Change in Net Assets Resulting from Operations	(931,639)	(1,123,029)	(175,319)	(780,011)	(319,071)	(943,632)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	3,217,781	—	—	—	—
Cost of shares redeemed	(2,414,567)	—	—	—	—	—
Change in net assets resulting from capital transactions	(2,414,567)	3,217,781	—	—	—	—
Change in net assets	(3,346,206)	2,094,752	(175,319)	(780,011)	(319,071)	(943,632)
NET ASSETS:
Beginning of period	$4,461,833	$2,367,081	$846,449	$1,626,460	$1,299,245	$2,242,877
End of period	$1,115,627	$4,461,833	$671,130	$846,449	$980,174	$1,299,245
Accumulated undistributed net investment income (loss) included in end of period net assets	$(47,456)	$(30,935)	$(19,495)	$(15,874)	$(28,432)	$(23,027)
SHARE TRANSACTIONS:
Beginning of period	112,479	37,479	37,463	37,463	56,218	56,218
Issued	—	75,000	—	—	—	—
Issued in-kind	—	—	—	—	—	—
Redeemed	(75,000)	—	—	—	—	—
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	37,479	112,479	37,463	37,463	56,218	56,218

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

258 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort Russell2000 Value				UltraShort Russell2000 Growth				Short Basic Materials
	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013		Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013		Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(9,455)		$(32,378)		$(22,279)		$(56,160)		$(16,405)	$(68,766)
Net realized gain (loss)	(1,314,701)		(1,190,939)		(2,430,080)		(2,219,560)		(375,956)	(342,926)
Change in net unrealized appreciation/depreciation	806,052		(1,217,099)		597,393		(2,020,239)		78,844	(1,199,983)
Change in Net Assets Resulting from Operations	(518,104)		(2,440,416)		(1,854,966)		(4,295,959)		(313,517)	(1,611,675)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—		—		—		—		—	—
Net realized gains on investments	—		—		—		—		—	—
Tax return of capital	—		—		—		—		—	—
Total distributions	—		—		—		—		—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,339,597		—		—		1,495,869		—	3,773,748
Cost of shares redeemed	(1,562,252)		—		—		—		(1,613,819)	(5,224,803)
Change in net assets resulting from capital transactions	(222,655)		—		—		1,495,869		(1,613,819)	(1,451,055)
Change in net assets	(740,759)		(2,440,416)		(1,854,966)		(2,800,090)		(1,927,336)	(3,062,730)
NET ASSETS:
Beginning of period	$2,718,175		$5,158,591		$5,668,041		$8,468,131		$4,787,405	$7,850,135
End of period	$1,977,416		$2,718,175		$3,813,075		$5,668,041		$2,860,069	$4,787,405
Accumulated undistributed net investment income (loss) included in end of period net assets	$(59,494)		$(50,039)		$(121,772)		$(99,493)		$(112,415)	$(96,010)
SHARE TRANSACTIONS:
Beginning of period	32,799	(f)	32,799	(f)	86,245	(f)	67,495	(f)	150,000	200,000
Issued	18,750	(f)	—	(f)	—	(f)	18,750	(f)	—	100,000
Issued in-kind	—	(f)	—	(f)	—	(f)	—	(f)	—	—
Redeemed	(18,750	)(f)	—	(f)	—	(f)	—	(f)	(50,000)	(150,000)
Redemption in-kind	—	(f)	—	(f)	—	(f)	—	(f)	—	—
Shares outstanding, end of period	32,799	(f)	32,799	(f)	86,245	(f)	86,245	(f)	100,000	150,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(f)  As described in Note 18, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective January 24, 2014.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 259

	Short Financials		Short Oil & Gas		Short Real Estate
	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(175,423)	$(617,212)	$(18,452)	$(42,889)	$(238,994)	$(219,256)
Net realized gain (loss)	(4,357,847)	(11,943,366)	(344,267)	(384,087)	374,836	(2,639,363)
Change in net unrealized appreciation/depreciation	663,654	(13,565,053)	(42,552)	(1,132,904)	2,945,121	(2,513,836)
Change in Net Assets Resulting from Operations	(3,869,616)	(26,125,631)	(405,271)	(1,559,880)	3,080,963	(5,372,455)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	12,000,015	11,413,515	—	—	60,385,568	4,445,495
Cost of shares redeemed	(15,087,313)	(48,400,413)	(1,892,542)	(2,601,481)	(46,583,424)	(10,494,699)
Change in net assets resulting from capital transactions	(3,087,298)	(36,986,898)	(1,892,542)	(2,601,481)	13,802,144	(6,049,204)
Change in net assets	(6,956,914)	(63,112,529)	(2,297,813)	(4,161,361)	16,883,107	(11,421,659)
NET ASSETS:
Beginning of period	$38,705,025	$101,817,554	$4,206,623	$8,367,984	$18,070,858	$29,492,517
End of period	$31,748,111	$38,705,025	$1,908,810	$4,206,623	$34,953,965	$18,070,858
Accumulated undistributed net investment income (loss) included in end of period net assets	$(1,132,242)	$(956,819)	$(89,100)	$(70,648)	$(582,916)	$(343,922)
SHARE TRANSACTIONS:
Beginning of period	1,650,000	3,000,000	150,000	225,000	700,000	950,000
Issued	525,000	375,000	—	—	2,300,000	150,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(675,000)	(1,725,000)	(75,000)	(75,000)	(1,700,000)	(400,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	1,500,000	1,650,000	75,000	150,000	1,300,000	700,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

260 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Short KBW Regional Banking		UltraShort Basic Materials			UltraShort Nasdaq Biotechnology
	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013		Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(7,832)	$(33,133)	$(126,942)	$(358,326)		$(26,176)	$(42,079)
Net realized gain (loss)	(852,584)	(243,544)	(6,154,239)	(5,108,217)		(2,393,966)	(3,254,051)
Change in net unrealized appreciation/depreciation	441,045	(653,039)	1,026,910	(13,889,344)		(713,552)	(1,128,427)
Change in Net Assets Resulting from Operations	(419,371)	(929,716)	(5,254,271)	(19,355,887)		(3,133,694)	(4,424,557)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—		—	—
Net realized gains on investments	—	—	—	—		—	—
Tax return of capital	—	—	—	—		—	—
Total distributions	—	—	—	—		—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	—	3,631,633	38,489,219		6,596,177	5,676,751
Cost of shares redeemed	—	(1,926,884)	(7,350,516)	(40,128,986)		—	(1,148,474)
Change in net assets resulting from capital transactions	—	(1,926,884)	(3,718,883)	(1,639,767)		6,596,177	4,528,277
Change in net assets	(419,371)	(2,856,600)	(8,973,154)	(20,995,654)		3,462,483	103,720
NET ASSETS:
Beginning of period	$1,884,832	$4,741,432	$30,339,463	$51,335,117		$4,576,245	$4,472,525
End of period	$1,465,461	$1,884,832	$21,366,309	$30,339,463		$8,038,728	$4,576,245
Accumulated undistributed net investment income (loss) included in end of period net assets	$(66,969)	$(59,137)	$(683,083)	$(556,141)		$(82,703)	$(56,527)
SHARE TRANSACTIONS:
Beginning of period	50,000	100,000	640,969	697,455	(c)	124,993	50,000	(c)
Issued	—	—	75,000	731,250	(c)	250,000	87,500	(c)
Issued in-kind	—	—	—	—	(c)	—	—	(c)
Redeemed	—	(50,000)	(150,000)	(787,736	)(c)	—	(12,507	)(c)
Redemption in-kind	—	—	—	—	(c)	—	—	(c)
Shares outstanding, end of period	50,000	50,000	565,969	640,969	(c)	374,993	124,993	(c)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(c)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective October 5, 2012.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 261

	UltraShort Consumer Goods			UltraShort Consumer Services		UltraShort Financials
	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013		Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(21,589)	$(24,308)		$(24,899)	$(62,441)	$(558,785)	$(1,569,901)
Net realized gain (loss)	(1,213,616)	(951,578)		(1,382,051)	(4,364,503)	(9,206,209)	(83,829,513)
Change in net unrealized appreciation/depreciation	215,658	(313,495)		(408,625)	(72,217)	(14,868,156)	(49,429,048)
Change in Net Assets Resulting from Operations	(1,019,547)	(1,289,381)		(1,815,575)	(4,499,161)	(24,633,150)	(134,828,462)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—		—	—	—	—
Net realized gains on investments	—	—		—	—	—	—
Tax return of capital	—	—		—	—	—	—
Total distributions	—	—		—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	4,747,816		—	6,054,771	29,731,909	121,484,354
Cost of shares redeemed	—	(1,211,275)		—	(3,068,513)	(27,195,684)	(124,633,290)
Change in net assets resulting from capital transactions	—	3,536,541		—	2,986,258	2,536,225	(3,148,936)
Change in net assets	(1,019,547)	2,247,160		(1,815,575)	(1,512,903)	(22,096,925)	(137,977,398)
NET ASSETS:
Beginning of period	$5,036,885	$2,789,725		$6,097,709	$7,610,612	$122,245,346	$260,222,744
End of period	$4,017,338	$5,036,885		$4,282,134	$6,097,709	$100,148,421	$122,245,346
Accumulated undistributed net investment income (loss) included in end of period net assets	$(57,252)	$(35,663)		$(120,508)	$(95,609)	$(3,126,775)	$(2,567,990)
SHARE TRANSACTIONS:
Beginning of period	112,457	37,500	(c)	224,870	149,870	5,379,330	5,379,330
Issued	—	93,750	(c)	—	150,000	1,350,000	3,375,000
Issued in-kind	—	—	(c)	—	—	—	—
Redeemed	—	(18,793	)(c)	—	(75,000)	(1,275,000)	(3,375,000)
Redemption in-kind	—	—	(c)	—	—	—	—
Shares outstanding, end of period	112,457	112,457	(c)	224,870	224,870	5,454,330	5,379,330

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(c)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective October 5, 2012.

See accompanying notes to the financial statements.

262 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort Health Care			UltraShort Industrials				UltraShort Oil & Gas
	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013		Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013		Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(14,024)	$(38,828)		$(20,192)		$(53,503)		$(314,882)	$(610,740)
Net realized gain (loss)	(1,653,367)	(1,718,448)		(1,873,350)		(2,597,309)		(17,496,258)	(13,238,487)
Change in net unrealized appreciation/depreciation	736,392	(1,237,606)		528,751		(1,352,896)		5,394,481	(23,716,262)
Change in Net Assets Resulting from Operations	(930,999)	(2,994,882)		(1,364,791)		(4,003,708)		(12,416,659)	(37,565,489)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—		—		—		—	—
Net realized gains on investments	—	—		—		—		—	—
Tax return of capital	—	—		—		—		—	—
Total distributions	—	—		—		—		—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	2,333,227		—		4,258,602		34,055,034	136,199,729
Cost of shares redeemed	—	(879)		—		(1,637,551)		(36,579,094)	(93,880,865)
Change in net assets resulting from capital transactions	—	2,332,348		—		2,621,051		(2,524,060)	42,318,864
Change in net assets	(930,999)	(662,534)		(1,364,791)		(1,382,657)		(14,940,719)	4,753,375
NET ASSETS:
Beginning of period	$3,408,423	$4,070,957		$4,855,609		$6,238,266		$77,347,995	$72,594,620
End of period	$2,477,424	$3,408,423		$3,490,818		$4,855,609		$62,407,276	$77,347,995
Accumulated undistributed net investment income (loss) included in end of period net assets	$(66,410)	$(52,386)		$(94,853)		$(74,661)		$(1,241,223)	$(926,341)
SHARE TRANSACTIONS:
Beginning of period	93,734	56,250	(c)	60,917	(f)	42,167	(f)	1,211,199	629,949	(d)
Issued	—	37,500	(c)	—	(f)	37,500	(f)	600,000	1,743,750	(d)
Issued in-kind	—	—	(c)	—	(f)	—	(f)	—	—	(d)
Redeemed	—	(16	)(c)	—	(f)	(18,750	)(f)	(619,091)	(1,162,500	)(d)
Redemption in-kind	—	—	(c)	—	(f)	—	(f)	—	—	(d)
Shares outstanding, end of period	93,734	93,734	(c)	60,917	(f)	60,917	(f)	1,192,108	1,211,199	(d)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(c)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective October 5, 2012.

(d)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective June 10, 2013.

(f)  As described in Note 18, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective January 24, 2014.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 263

	UltraShort Real Estate		UltraShort Semiconductors		UltraShort Technology
	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(260,332)	$(925,395)	$(50,743)	$(103,298)	$(34,087)	$(91,412)
Net realized gain (loss)	(1,293,616)	(46,804,551)	(3,636,387)	1,237,308	(878,738)	(342,942)
Change in net unrealized appreciation/depreciation	5,634,310	3,768,944	1,552,407	(6,425,357)	(764,969)	(2,340,263)
Change in Net Assets Resulting from Operations	4,080,362	(43,961,002)	(2,134,723)	(5,291,347)	(1,677,794)	(2,774,617)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	7,984,579	70,485,670	15,452,448	14,448,947	2,255,309	2,476,539
Cost of shares redeemed	(20,825,628)	(102,294,049)	(13,983,261)	(10,000,660)	(2,346,297)	(8,766,215)
Change in net assets resulting from capital transactions	(12,841,049)	(31,808,379)	1,469,187	4,448,287	(90,988)	(6,289,676)
Change in net assets	(8,760,687)	(75,769,381)	(665,536)	(843,060)	(1,768,782)	(9,064,293)
NET ASSETS:
Beginning of period	$63,269,807	$139,039,188	$13,335,296	$14,178,356	$7,916,681	$16,980,974
End of period	$54,509,120	$63,269,807	$12,669,760	$13,335,296	$6,147,899	$7,916,681
Accumulated undistributed net investment income (loss) included in end of period net assets	$(1,671,356)	$(1,411,024)	$(211,503)	$(160,760)	$(175,232)	$(141,145)
SHARE TRANSACTIONS:
Beginning of period	3,066,509	4,641,509	479,921	329,921	262,318	412,318
Issued	375,000	2,775,000	600,000	450,000	75,000	75,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(975,000)	(4,350,000)	(525,000)	(300,000)	(75,000)	(225,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	2,466,509	3,066,509	554,921	479,921	262,318	262,318

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

264 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort Telecommunications		UltraShort Utilities		UltraPro Short Financials
	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013	Six Months Ended November 30, 2013 (Unaudited)	July 10, 2012* through May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(5,720)	$(16,135)	$(19,745)	$(23,173)	$(11,637)	$(16,800)
Net realized gain (loss)	(526,747)	(364,249)	(380,643)	(1,007,642)	(856,270)	(1,710,808)
Change in net unrealized appreciation/depreciation	223,679	(461,709)	(66,409)	433,527	(104,226)	(468,231)
Change in Net Assets Resulting from Operations	(308,788)	(842,093)	(466,797)	(597,288)	(972,133)	(2,195,839)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	2,176,309	6,607,008	1,652,404	2,404,693	7,713,574
Cost of shares redeemed	—	(2,382,830)	(6,524,086)	—	(402)	(3,387,352)
Change in net assets resulting from capital transactions	—	(206,521)	82,922	1,652,404	2,404,291	4,326,222
Change in net assets	(308,788)	(1,048,614)	(383,875)	1,055,116	1,432,158	2,130,383
NET ASSETS:
Beginning of period	$1,394,485	$2,443,099	$4,142,967	$3,087,851	$2,130,383	$—
End of period	$1,085,697	$1,394,485	$3,759,092	$4,142,967	$3,562,541	$2,130,383
Accumulated undistributed net investment income (loss) included in end of period net assets	$(30,486)	$(24,766)	$(54,666)	$(34,921)	$(28,437)	$(16,800)
SHARE TRANSACTIONS:
Beginning of period	59,989	59,989	174,961	99,961	37,500	—	(d)
Issued	—	75,000	300,000	75,000	50,000	62,500	(d)
Issued in-kind	—	—	—	—	—	—	(d)
Redeemed	—	(75,000)	(300,000)	—	(7)	(25,000	)(d)
Redemption in-kind	—	—	—	—	—	—	(d)
Shares outstanding, end of period	59,989	59,989	174,961	174,961	87,493	37,500	(d)

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(d)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective June 10, 2013.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 265

	Short MSCI EAFE		Short MSCI Emerging Markets		Short FTSE China 25
	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(445,897)	$(1,383,462)	$(1,304,514)	$(2,165,516)	$(24,432)	$(73,867)
Net realized gain (loss)	(28,347,153)	(23,487,305)	(33,479,498)	(48,108,524)	(66,535)	(2,938,704)
Change in net unrealized appreciation/depreciation	13,489,285	(30,508,543)	(6,553,641)	4,370,970	(898,417)	829,849
Change in Net Assets Resulting from Operations	(15,303,765)	(55,379,310)	(41,337,653)	(45,903,070)	(989,384)	(2,182,722)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	88,988,679	133,853,736	305,186,335	145,911,354	2,141,189	593
Cost of shares redeemed	(187,756,834)	(176,612,458)	(298,129,322)	(184,455,099)	(1,772,484)	(5,356,495)
Change in net assets resulting from capital transactions	(98,768,155)	(42,758,722)	7,057,013	(38,543,745)	368,705	(5,355,902)
Change in net assets	(114,071,920)	(98,138,032)	(34,280,640)	(84,446,815)	(620,679)	(7,538,624)
NET ASSETS:
Beginning of period	$157,429,204	$255,567,236	$233,702,692	$318,149,507	$3,856,060	$11,394,684
End of period	$43,357,284	$157,429,204	$199,422,052	$233,702,692	$3,235,381	$3,856,060
Accumulated undistributed net investment income (loss) included in end of period net assets	$(2,487,227)	$(2,041,330)	$(4,314,007)	$(3,009,493)	$(134,965)	$(110,533)
SHARE TRANSACTIONS:
Beginning of period	4,050,000	4,875,000	8,250,000	9,675,000	100,000	250,000
Issued	2,325,000	3,150,000	10,200,000	5,100,000	50,000	—
Issued in-kind	—	—	—	—	—	—
Redeemed	(5,100,000)	(3,975,000)	(10,875,000)	(6,525,000)	(50,000)	(150,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	1,275,000	4,050,000	7,575,000	8,250,000	100,000	100,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
See accompanying notes to the financial statements.

266 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort MSCI EAFE			UltraShort MSCI Emerging Markets		UltraShort FTSE Europe
	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013		Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(47,965)	$(107,133)		$(452,791)	$(628,347)	$(255,966)		$(1,102,683)
Net realized gain (loss)	(2,131,628)	(5,492,843)		(14,666,599)	(28,617,352)	(25,709,650)		(120,880,209)
Change in net unrealized appreciation/depreciation	(530,805)	(3,876,351)		(19,465,519)	(13,446,837)	10,337,942		(13,554,902)
Change in Net Assets Resulting from Operations	(2,710,398)	(9,476,327)		(34,584,909)	(42,692,536)	(15,627,674)		(135,537,794)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—		—	—	—		—
Net realized gains on investments	—	—		—	—	—		—
Tax return of capital	—	—		—	—	—		—
Total distributions	—	—		—	—	—		—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	8,624,564	10,206,683		168,387,871	100,095,026	6,268		122,122,906
Cost of shares redeemed	(4,182,521)	(18,204,899)		(137,108,847)	(113,441,224)	(28,492,050)		(183,434,789)
Change in net assets resulting from capital transactions	4,442,043	(7,998,216)		31,279,024	(13,346,198)	(28,485,782)		(61,311,883)
Change in net assets	1,731,645	(17,474,543)		(3,305,885)	(56,038,734)	(44,113,456)		(196,849,677)
NET ASSETS:
Beginning of period	$6,474,146	$23,948,689		$51,099,731	$107,138,465	$82,007,316		$278,856,993
End of period	$8,205,791	$6,474,146		$47,793,846	$51,099,731	$37,893,860		$82,007,316
Accumulated undistributed net investment income (loss) included in end of period net assets	$(224,103)	$(176,138)		$(1,371,872)	$(919,081)	$(1,875,977)		$(1,620,011)
SHARE TRANSACTIONS:
Beginning of period	112,500	225,000	(d)	2,144,744	3,269,744	924,962	(f)	1,487,462	(f)
Issued	150,000	131,250	(d)	6,450,000	3,450,000	—	(f)	887,500	(f)
Issued in-kind	—	—	(d)	—	—	—	(f)	—	(f)
Redeemed	(75,072)	(243,750	)(d)	(6,225,000)	(4,575,000)	(337,500	)(f)	(1,450,000	)(f)
Redemption in-kind	—	—	(d)	—	—	—	(f)	—	(f)
Shares outstanding, end of period	187,428	112,500	(d)	2,369,744	2,144,744	587,462	(f)	924,962	(f)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(d)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective June 10, 2013.

(f)  As described in Note 18, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective January 24, 2014.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 267

	UltraShort MSCI Pacific ex-Japan		UltraShort MSCI Brazil Capped		UltraShort FTSE China 25
	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(6,456)	$(15,729)	$(71,706)	$(136,704)	$(618,589)		$(1,286,887)
Net realized gain (loss)	(144,059)	(1,474,641)	613,008	(1,106,494)	(20,515,812)		(18,835,616)
Change in net unrealized appreciation/depreciation	(87,169)	435,258	(826,973)	(1,303,535)	(26,623,117)		(46,453,361)
Change in Net Assets Resulting from Operations	(237,684)	(1,055,112)	(285,671)	(2,546,733)	(47,757,518)		(66,575,864)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—		—
Net realized gains on investments	—	—	—	—	—		—
Tax return of capital	—	—	—	—	—		—
Total distributions	—	—	—	—	—		—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	1,777,167	8,147,834	14,435,410	30,256,760		45,537,340
Cost of shares redeemed	—	(1,747,601)	(11,241,387)	(14,526,638)	(9,632,101)		(51,827,174)
Change in net assets resulting from capital transactions	—	29,566	(3,093,553)	(91,228)	20,624,659		(6,289,834)
Change in net assets	(237,684)	(1,025,546)	(3,379,224)	(2,637,961)	(27,132,859)		(72,865,698)
NET ASSETS:
Beginning of period	$1,472,896	$2,498,442	$16,575,075	$19,213,036	$131,885,020		$204,750,718
End of period	$1,235,212	$1,472,896	$13,195,851	$16,575,075	$104,752,161		$131,885,020
Accumulated undistributed net investment income (loss) included in end of period net assets	$(29,977)	$(23,521)	$(258,686)	$(186,980)	$(2,568,064)		$(1,949,475)
SHARE TRANSACTIONS:
Beginning of period	49,992	49,992	224,951	224,951	1,586,147	(f)	1,698,647	(f)
Issued	—	50,000	100,000	200,000	375,000	(f)	487,500	(f)
Issued in-kind	—	—	—	—	—	(f)	—	(f)
Redeemed	—	(50,000)	(150,000)	(200,000)	(131,250	)(f)	(600,000	)(f)
Redemption in-kind	—	—	—	—	—	(f)	—	(f)
Shares outstanding, end of period	49,992	49,992	174,951	224,951	1,829,897	(f)	1,586,147	(f)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(f)  As described in Note 18, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective January 24, 2014.

See accompanying notes to the financial statements.

268 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort MSCI Japan				UltraShort MSCI Mexico Capped IMI		Short 7-10 Year Treasury
	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013		Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(47,996)		$(83,852)		$(7,057)	$(15,889)	$(211,740)	$(166,103)
Net realized gain (loss)	(2,242,256)		57,690		(285,310)	(850,936)	348,805	(745,611)
Change in net unrealized appreciation/depreciation	(1,832,562)		(5,004,854)		228,098	157,513	18,044	1,000,365
Change in Net Assets Resulting from Operations	(4,122,814)		(5,031,016)		(64,269)	(709,312)	155,109	88,651
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—		—		—	—	—	—
Net realized gains on investments	—		—		—	—	—	—
Tax return of capital	—		—		—	—	—	—
Total distributions	—		—		—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	12,779,266		9,807,567		304	2,465,710	24,379,515	19,445,449
Cost of shares redeemed	(7,650,574)		(6,293,581)		(1,302,016)	(1,548,877)	(3,327,623)	(2,416,265)
Change in net assets resulting from capital transactions	5,128,692		3,513,986		(1,301,712)	916,833	21,051,892	17,029,184
Change in net assets	1,005,878		(1,517,030)		(1,365,981)	207,521	21,207,001	17,117,835
NET ASSETS:
Beginning of period	$10,041,204		$11,558,234		$2,486,683	$2,279,162	$31,833,600	$14,715,765
End of period	$11,047,082		$10,041,204		$1,120,702	$2,486,683	$53,040,601	$31,833,600
Accumulated undistributed net investment income (loss) included in end of period net assets	$(177,545)		$(129,549)		$(30,022)	$(22,965)	$(443,214)	$(231,474)
SHARE TRANSACTIONS:
Beginning of period	112,500	(f)	75,000	(f)	99,986	49,986	975,000	450,000
Issued	150,000	(f)	112,500	(f)	—	100,000	725,000	600,000
Issued in-kind	—	(f)	—	(f)	—	—	—	—
Redeemed	(93,750	)(f)	(75,000	)(f)	(50,000)	(50,000)	(100,000)	(75,000)
Redemption in-kind	—	(f)	—	(f)	—	—	—	—
Shares outstanding, end of period	168,750	(f)	112,500	(f)	49,986	99,986	1,600,000	975,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(f)  As described in Note 18, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective January 24, 2014.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 269

	Short 20+ Year Treasury		Short High Yield		Short Investment Grade Corporate
	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(6,546,465)	$(7,447,471)	$(308,012)	$(355,337)	$(14,939)	$(34,572)
Net realized gain (loss)	85,803,420	(139,799,656)	316	(5,119,508)	—	(583,407)
Change in net unrealized appreciation/depreciation	(8,530,950)	191,084,497	(3,595,482)	(1,219,173)	(13,577)	373,820
Change in Net Assets Resulting from Operations	70,726,005	43,837,370	(3,903,178)	(6,694,018)	(28,516)	(244,159)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	568,635,753	435,364,926	45,798,438	57,488,777	3,258,956	1,615,499
Cost of shares redeemed	(195,524,569)	(203,529,067)	(32,498,251)	(51,291,390)	(1,644,498)	(3,198,408)
Change in net assets resulting from capital transactions	373,111,184	231,835,859	13,300,187	6,197,387	1,614,458	(1,582,909)
Change in net assets	443,837,189	275,673,229	9,397,009	(496,631)	1,585,942	(1,827,068)
NET ASSETS:
Beginning of period	$1,123,989,080	$848,315,851	$46,873,889	$47,370,520	$1,604,389	$3,431,457
End of period	$1,567,826,269	$1,123,989,080	$56,270,898	$46,873,889	$3,190,331	$1,604,389
Accumulated undistributed net investment income (loss) included in end of period net assets	$(16,952,590)	$(10,406,125)	$(779,380)	$(471,368)	$(62,300)	$(47,361)
SHARE TRANSACTIONS:
Beginning of period	36,850,000	29,250,000	1,500,000	1,300,000	50,000	100,000
Issued	17,750,000	14,600,000	1,450,000	1,750,000	100,000	50,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(6,100,000)	(7,000,000)	(1,050,000)	(1,550,000)	(50,000)	(100,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	48,500,000	36,850,000	1,900,000	1,500,000	100,000	50,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

270 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort 3-7 Year Treasury		UltraShort 7-10 Year Treasury		UltraShort 20+ Year Treasury
	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(20,350)	$(41,429)	$(1,470,072)	$(2,595,709)	$(18,391,132)	$(25,898,692)
Net realized gain (loss)	—	—	(6,755,471)	(22,619,752)	717,755,240	(892,071,791)
Change in net unrealized appreciation/depreciation	(7,776)	(27,340)	18,696,683	26,231,485	(230,176,892)	1,291,043,006
Change in Net Assets Resulting from Operations	(28,126)	(68,769)	10,471,140	1,016,024	469,187,216	373,072,523
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	179	—	33,111,127	65,996,461	1,214,161,302	3,402,221,451
Cost of shares redeemed	(816,166)	—	(46,502,748)	(93,750,660)	(1,291,537,155)	(3,086,680,441)
Change in net assets resulting from capital transactions	(815,987)	—	(13,391,621)	(27,754,199)	(77,375,853)	315,541,010
Change in net assets	(844,113)	(68,769)	(2,920,481)	(26,738,175)	391,811,363	688,613,533
NET ASSETS:
Beginning of period	$4,817,656	$4,886,425	$308,723,467	$335,461,642	$3,863,431,800	$3,174,818,267
End of period	$3,973,543	$4,817,656	$305,802,986	$308,723,467	$4,255,243,163	$3,863,431,800
Accumulated undistributed net investment income (loss) included in end of period net assets	$(78,413)	$(58,063)	$(5,389,751)	$(3,919,679)	$(55,390,988)	$(36,999,856)
SHARE TRANSACTIONS:
Beginning of period	150,000	150,000	10,950,000	11,925,000	56,506,929	51,000,000	(c)
Issued	—	—	1,125,000	2,400,000	16,200,000	53,250,000	(c)
Issued in-kind	—	—	—	—	—	—	(c)
Redeemed	(25,000)	—	(1,575,000)	(3,375,000)	(17,100,000)	(47,743,071	)(c)
Redemption in-kind	—	—	—	—	—	—	(c)
Shares outstanding, end of period	125,000	150,000	10,500,000	10,950,000	55,606,929	56,506,929	(c)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(c)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective October 5, 2012.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 271

	UltraShort TIPS		UltraPro Short 20+ Year Treasury			Ultra Russell3000
	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013		Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(45,929)	$(38,719)	$(409,755)	$(236,328)		$(1,569)	$(15,373)
Net realized gain (loss)	313,623	(609,891)	10,922,038	(3,227,587)		2,082,595	1,370,855
Change in net unrealized appreciation/depreciation	159,216	910,864	201,242	9,849,007		(830,780)	965,789
Change in Net Assets Resulting from Operations	426,910	262,254	10,713,525	6,385,092		1,250,246	2,321,271
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—		—	—
Net realized gains on investments	—	—	—	—		—	—
Tax return of capital	—	—	—	—		—	—
Total distributions	—	—	—	—		—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	5,866,249	2,594,580	36,247,982	61,693,644		6,393,114	—
Cost of shares redeemed	(1,484,132)	—	(4,669,708)	(9,630,346)		(10,003,878)	—
Change in net assets resulting from capital transactions	4,382,117	2,594,580	31,578,274	52,063,298		(3,610,764)	—
Change in net assets	4,809,027	2,856,834	42,291,799	58,448,390		(2,360,518)	2,321,271
NET ASSETS:
Beginning of period	$6,899,152	$4,042,318	$63,557,564	$5,109,174		$6,289,173	$3,967,902
End of period	$11,708,179	$6,899,152	$105,849,363	$63,557,564		$3,928,655	$6,289,173
Accumulated undistributed net investment income (loss) included in end of period net assets	$(95,110)	$(49,181)	$(592,070)	$(182,315)		$(30,711)	$(29,142)
SHARE TRANSACTIONS:
Beginning of period	250,000	150,000	825,000	75,000	(d)	100,000	100,000	(e)
Issued	200,000	100,000	400,000	887,500	(d)	100,000	—	(e)
Issued in-kind	—	—	—	—	(d)	—	—	(e)
Redeemed	(50,000)	—	(50,083)	(137,500	)(d)	—	—	(e)
Redemption in-kind	—	—	—	—	(d)	(150,000)	—	(e)
Shares outstanding, end of period	400,000	250,000	1,174,917	825,000	(d)	50,000	100,000	(e)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(d)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective June 10, 2013.

(e)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective June 10, 2013.

See accompanying notes to the financial statements.

272 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra S&P500®		Ultra QQQ®		Ultra Dow30SM
	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$4,393,083	$6,994,810	$(22,392)	$2,262,547	$600,732	$874,970
Net realized gain (loss)	387,021,358	566,510,291	123,577,619	163,377,520	51,227,170	36,850,732
Change in net unrealized appreciation/depreciation	(11,899,402)	160,879,442	66,138,288	46,440,990	(15,493,734)	57,929,269
Change in Net Assets Resulting from Operations	379,515,039	734,384,543	189,693,515	212,081,057	36,334,168	95,654,971
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,202,327)	(6,814,949)	—	(2,148,625)	(655,057)	(662,263)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(3,202,327)	(6,814,949)	—	(2,148,625)	(655,057)	(662,263)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,745,106,219	2,419,492,887	373,634,766	768,923,518	43,468,384	149,181,311
Cost of shares redeemed	(1,458,600,033)	(1,994,443,245)	(368,416,553)	(1,135,522,815)	(59,239,330)	(193,572,581)
Change in net assets resulting from capital transactions	286,506,186	425,049,642	5,218,213	(366,599,297)	(15,770,946)	(44,391,270)
Change in net assets	662,818,898	1,152,619,236	194,911,728	(156,666,865)	19,908,165	50,601,438
NET ASSETS:
Beginning of period	$2,429,261,203	$1,276,641,967	$489,629,867	$646,296,732	$256,698,669	$206,097,231
End of period	$3,092,080,101	$2,429,261,203	$684,541,595	$489,629,867	$276,606,834	$256,698,669
Accumulated undistributed net investment income (loss) included in end of period net assets	$3,024,515	$1,833,759	$(947,177)	$(924,785)	$211,734	$266,059
SHARE TRANSACTIONS:
Beginning of period	30,675,000	25,200,000	7,125,000	12,975,000	2,700,000	3,300,000
Issued	9,600,000	24,225,000	1,200,000	4,200,000	75,000	1,200,000
Issued in-kind	9,675,000	14,025,000	3,825,000	9,750,000	375,000	825,000
Redeemed	(4,125,000)	(11,850,000)	(675,000)	(9,150,000)	(300,000)	(1,650,000)
Redemption in-kind	(14,175,000)	(20,925,000)	(4,200,000)	(10,650,000)	(300,000)	(975,000)
Shares outstanding, end of period	31,650,000	30,675,000	7,275,000	7,125,000	2,550,000	2,700,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 273

	Ultra MidCap400				Ultra Russell2000		Ultra SmallCap600
	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013		Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$190,271		$(258,748)		$(1,028,449)	$(1,408,228)	$(61,349)	$(62,080)
Net realized gain (loss)	(86,898,663)		164,441,122		316,132,594	68,853,787	9,543,595	9,139,167
Change in net unrealized appreciation/depreciation	54,683,755		7,509,845		2,339,502	54,637,504	(175,215)	2,411,380
Change in Net Assets Resulting from Operations	(32,024,637)		171,692,219		317,443,647	122,083,063	9,307,031	11,488,467
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—		(373,839)		—	—	—	(3,862)
Net realized gains on investments	—		—		—	—	—	—
Tax return of capital	—		—		—	—	—	—
Total distributions	—		(373,839)		—	—	—	(3,862)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,757,120,138		1,260,338,975		1,614,531,879	1,853,128,771	26,435,414	—
Cost of shares redeemed	(1,213,754,135)		(1,405,522,342)		(1,813,321,605)	(1,983,172,249)	(32,201,335)	(7,367,631)
Change in net assets resulting from capital transactions	1,543,366,003		(145,183,367)		(198,789,726)	(130,043,478)	(5,765,921)	(7,367,631)
Change in net assets	1,511,341,366		26,135,013		118,653,921	(7,960,415)	3,541,110	4,116,974
NET ASSETS:
Beginning of period	$104,211,899		$78,076,886		$146,453,844	$154,414,259	$27,453,828	$23,336,854
End of period	$1,615,553,265		$104,211,899		$265,107,765	$146,453,844	$30,994,938	$27,453,828
Accumulated undistributed net investment income (loss) included in end of period net assets	$(613,088)		$(803,359)		$(2,265,687)	$(1,237,238)	$(77,489)	$(16,140)
SHARE TRANSACTIONS:
Beginning of period	2,100,000	(g)	2,550,000	(g)	2,400,000	4,200,000	375,000	525,000
Issued	41,850,000	(g)	25,500,000	(g)	21,675,000	35,925,000	300,000	—
Issued in-kind	7,500,000	(g)	9,750,000	(g)	3,150,000	5,100,000	—	—
Redeemed	(24,150,000	)(g)	(6,750,000	)(g)	(11,025,000)	(22,500,000)	—	—
Redemption in-kind	(300,000	)(g)	(28,950,000	)(g)	(12,975,000)	(20,325,000)	(375,000)	(150,000)
Shares outstanding, end of period	27,000,000	(g)	2,100,000	(g)	3,225,000	2,400,000	300,000	375,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(g)  As described in Note 18, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective January 24, 2014.

See accompanying notes to the financial statements.

274 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraPro S&P500®			UltraPro QQQ®				UltraPro Dow30SM
	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013		Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013		Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$11,582	$337,053		$(352,167)		$(618,369)		$224,590	$141,780
Net realized gain (loss)	139,022,448	161,708,119		60,086,963		64,028,181		25,967,683	20,879,632
Change in net unrealized appreciation/depreciation	38,291,664	46,578,407		86,097,138		51,356,484		(3,198,176)	13,961,633
Change in Net Assets Resulting from Operations	177,325,694	208,623,579		145,831,934		114,766,296		22,994,097	34,983,045
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(385,133)	(205,420)		—		—		(147,784)	(75,945)
Net realized gains on investments	—	—		—		—		—	—
Tax return of capital	—	—		—		—		—	—
Total distributions	(385,133)	(205,420)		—		—		(147,784)	(75,945)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	660,973,554	546,981,879		322,503,172		320,194,636		105,617,225	74,286,383
Cost of shares redeemed	(584,160,013)	(673,641,874)		(276,051,529)		(416,043,967)		(103,740,959)	(84,641,912)
Change in net assets resulting from capital transactions	76,813,541	(126,659,995)		46,451,643		(95,849,331)		1,876,266	(10,355,529)
Change in net assets	253,754,102	81,758,164		192,283,577		18,916,965		24,722,579	24,551,571
NET ASSETS:
Beginning of period	$355,478,856	$273,720,692		$212,363,248		$193,446,283		$68,294,394	$43,742,823
End of period	$609,232,958	$355,478,856		$404,646,825		$212,363,248		$93,016,973	$68,294,394
Accumulated undistributed net investment income (loss) included in end of period net assets	$(239,685)	$133,866		$(743,619)		$(391,452)		$177,916	$101,110
SHARE TRANSACTIONS:
Beginning of period	5,400,000	8,000,000	(e)	5,900,000	(g)	8,500,000	(g)	800,000	950,000
Issued	7,050,000	7,200,000	(e)	3,600,000	(g)	11,100,000	(g)	600,000	750,000
Issued in-kind	1,950,000	5,300,000	(e)	3,900,000	(g)	1,100,000	(g)	650,000	500,000
Redeemed	(150,000)	(2,900,000	)(e)	—	(g)	(4,600,000	)(g)	(300,000)	(450,000)
Redemption in-kind	(7,450,000)	(12,200,000	)(e)	(6,300,000	)(g)	(10,200,000	)(g)	(850,000)	(950,000)
Shares outstanding, end of period	6,800,000	5,400,000	(e)	7,100,000	(g)	5,900,000	(g)	900,000	800,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(e)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective June 10, 2013.

(g)  As described in Note 18, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective January 24, 2014.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 275

	UltraPro MidCap400			UltraPro Russell2000			Ultra Russell1000 Value
	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013		Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013		Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(3,640)	$(68,707)		$(244,971)	$(293,348)		$14,004	$12,710
Net realized gain (loss)	7,493,369	13,463,992		57,633,065	37,389,211		1,674,691	2,214,124
Change in net unrealized appreciation/depreciation	639,579	5,155,832		10,523,806	23,220,108		(196,048)	851,787
Change in Net Assets Resulting from Operations	8,129,308	18,551,117		67,911,900	60,315,971		1,492,647	3,078,621
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—		—	(19,290)		(11,974)	(14,658)
Net realized gains on investments	—	—		—	—		—	—
Tax return of capital	—	—		—	—		—	—
Total distributions	—	—		—	(19,290)		(11,974)	(14,658)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	37,038,426	45,629,991		244,849,316	98,885,122		—	—
Cost of shares redeemed	(37,020,173)	(60,799,873)		(229,964,176)	(128,841,981)		—	(2,202,622)
Change in net assets resulting from capital transactions	18,253	(15,169,882)		14,885,140	(29,956,859)		—	(2,202,622)
Change in net assets	8,147,561	3,381,235		82,797,040	30,339,822		1,480,673	861,341
NET ASSETS:
Beginning of period	$26,129,422	$22,748,187		$114,747,235	$84,407,413		$7,295,121	$6,433,780
End of period	$34,276,983	$26,129,422		$197,544,275	$114,747,235		$8,775,794	$7,295,121
Accumulated undistributed net investment income (loss) included in end of period net assets	$(127,521)	$(123,881)		$(536,213)	$(291,242)		$17,984	$15,954
SHARE TRANSACTIONS:
Beginning of period	400,000	700,000	(e)	2,100,000	3,200,000	(e)	150,000	225,000
Issued	400,000	1,000,000	(e)	2,700,000	2,200,000	(e)	—	—
Issued in-kind	100,000	100,000	(e)	650,000	400,000	(e)	—	—
Redeemed	(50,000)	(800,000	)(e)	(100,000)	(400,000	)(e)	—	—
Redemption in-kind	(450,000)	(600,000	)(e)	(3,000,000)	(3,300,000	)(e)	—	(75,000)
Shares outstanding, end of period	400,000	400,000	(e)	2,350,000	2,100,000	(e)	150,000	150,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(e)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective June 10, 2013.

See accompanying notes to the financial statements.

276 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra Russell1000 Growth		Ultra Russell MidCap Value		Ultra Russell MidCap Growth
	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(11,462)	$20,394	$2,633	$(10,142)	$(19,029)	$(44,915)
Net realized gain (loss)	6,375,272	4,082,670	3,854,347	1,277,659	2,667,477	2,289,562
Change in net unrealized appreciation/depreciation	(2,588,614)	1,650,954	(2,116,350)	2,473,266	192,335	1,883,911
Change in Net Assets Resulting from Operations	3,775,196	5,754,018	1,740,630	3,740,783	2,840,783	4,128,558
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(25,040)	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	(25,040)	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	—	29,496,246	—	—	—
Cost of shares redeemed	(6,490,902)	—	(34,785,267)	—	—	(3,819,729)
Change in net assets resulting from capital transactions	(6,490,902)	—	(5,289,021)	—	—	(3,819,729)
Change in net assets	(2,715,706)	5,728,978	(3,548,391)	3,740,783	2,840,783	308,829
NET ASSETS:
Beginning of period	$18,391,425	$12,662,447	$8,874,305	$5,133,522	$10,808,749	$10,499,920
End of period	$15,675,719	$18,391,425	$5,325,914	$8,874,305	$13,649,532	$10,808,749
Accumulated undistributed net investment income (loss) included in end of period net assets	$12,245	$23,707	$(12,598)	$(15,231)	$(84,285)	$(65,256)
SHARE TRANSACTIONS:
Beginning of period	225,000	225,000	150,000	150,000	150,000	225,000
Issued	—	—	450,000	—	—	—
Issued in-kind	—	—	—	—	—	—
Redeemed	—	—	—	—	—	—
Redemption in-kind	(75,000)	—	(525,000)	—	—	(75,000)
Shares outstanding, end of period	150,000	225,000	75,000	150,000	150,000	150,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 277

	Ultra Russell2000 Value		Ultra Russell2000 Growth		Ultra Basic Materials
	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$19,469	$27,971	$(44,321)	$(49,272)	$235,879	$1,423,256
Net realized gain (loss)	2,933,496	3,227,345	7,556,153	4,759,302	(484,359)	23,697,255
Change in net unrealized appreciation/depreciation	(49,344)	1,464,589	(908,635)	1,439,038	18,810,462	19,517,007
Change in Net Assets Resulting from Operations	2,903,621	4,719,905	6,603,197	6,149,068	18,561,982	44,637,518
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(15,206)	(25,996)	—	(1,068)	(483,023)	(837,725)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(15,206)	(25,996)	—	(1,068)	(483,023)	(837,725)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	3,235,710	—	25,395,764	12,725,642	128,314,483	4,606,432
Cost of shares redeemed	(3,212,403)	(2,819,932)	(33,178,623)	(15,935,657)	(152,255,403)	(82,176,453)
Change in net assets resulting from capital transactions	23,307	(2,819,932)	(7,782,859)	(3,210,015)	(23,940,920)	(77,570,021)
Change in net assets	2,911,722	1,873,977	(1,179,662)	2,937,985	(5,861,961)	(33,770,228)
NET ASSETS:
Beginning of period	$9,713,511	$7,839,534	$15,490,237	$12,552,252	$123,811,110	$157,581,338
End of period	$12,625,233	$9,713,511	$14,310,575	$15,490,237	$117,949,149	$123,811,110
Accumulated undistributed net investment income (loss) included in end of period net assets	$12,773	$8,510	$(120,040)	$(75,719)	$93,331	$340,475
SHARE TRANSACTIONS:
Beginning of period	225,000	300,000	225,000	300,000	3,150,000	5,250,000
Issued	—	—	300,000	75,000	2,700,000	—
Issued in-kind	75,000	—	—	150,000	150,000	150,000
Redeemed	—	(75,000)	—	(150,000)	(1,800,000)	(300,000)
Redemption in-kind	(75,000)	—	(375,000)	(150,000)	(1,650,000)	(1,950,000)
Shares outstanding, end of period	225,000	225,000	150,000	225,000	2,550,000	3,150,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
See accompanying notes to the financial statements.

278 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra Nasdaq Biotechnology				Ultra Consumer Goods			Ultra Consumer Services
	Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013		Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013		Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(517,878)		$(302,085)		$39,807	$104,002		$(1,113)	$44,265
Net realized gain (loss)	31,611,873		15,375,313		3,046,845	4,270,886		5,034,239	5,686,098
Change in net unrealized appreciation/depreciation	27,742,889		20,901,620		(789,576)	2,462,272		960,146	870,869
Change in Net Assets Resulting from Operations	58,836,884		35,974,848		2,297,076	6,837,160		5,993,272	6,601,232
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—		—		(56,807)	(78,240)		—	(49,911)
Net realized gains on investments	—		—		—	—		—	—
Tax return of capital	—		—		—	—		—	—
Total distributions	—		—		(56,807)	(78,240)		—	(49,911)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	109,945,224		63,212,586		15,700,555	28,355,230		24,252,252	25,634,357
Cost of shares redeemed	(74,389,367)		(10,971,200)		(25,777,358)	(28,377,907)		(26,978,567)	(17,298,987)
Change in net assets resulting from capital transactions	35,555,857		52,241,386		(10,076,803)	(22,677)		(2,726,315)	8,335,370
Change in net assets	94,392,741		88,216,234		(7,836,534)	6,736,243		3,266,957	14,886,691
NET ASSETS:
Beginning of period	$111,992,489		$23,776,255		$19,542,688	$12,806,445		$24,499,775	$9,613,084
End of period	$206,385,230		$111,992,489		$11,706,154	$19,542,688		$27,766,732	$24,499,775
Accumulated undistributed net investment income (loss) included in end of period net assets	$(876,703)		$(358,825)		$9,857	$26,857		$(6,310)	$(5,197)
SHARE TRANSACTIONS:
Beginning of period	2,300,000	(g)	1,000,000	(b)(g)	300,000	300,000	(e)	450,000	300,000	(e)
Issued	500,000	(g)	500,000	(b)(g)	225,000	600,000	(e)	375,000	450,000	(e)
Issued in-kind	1,300,000	(g)	1,200,000	(b)(g)	—	—	(e)	—	150,000	(e)
Redeemed	—	(g)	—	(b)(g)	—	(450,000	)(e)	—	(300,000	)(e)
Redemption in-kind	(1,300,000	)(g)	(400,000	)(b)(g)	(375,000)	(150,000	)(e)	(450,000)	(150,000	)(e)
Shares outstanding, end of period	2,800,000	(g)	2,300,000	(b)(g)	150,000	300,000	(e)	375,000	450,000	(e)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(b)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective October 5, 2012.

(e)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective June 10, 2013.

(g)  As described in Note 18, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective January 24, 2014.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 279

	Ultra Financials		Ultra Health Care			Ultra Industrials
	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013		Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$1,507,967	$5,007,643	$44,199	$271,704		$43,106	$57,548
Net realized gain (loss)	133,047,716	262,995,828	26,004,422	16,539,045		5,082,778	2,377,225
Change in net unrealized appreciation/depreciation	(6,058,823)	224,064,089	(4,035,653)	12,781,655		2,054,585	7,711,418
Change in Net Assets Resulting from Operations	128,496,860	492,067,560	22,012,968	29,592,404		7,180,469	10,146,191
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,374,669)	(5,384,573)	(133,609)	(233,411)		(8,946)	(44,055)
Net realized gains on investments	—	—	—	—		—	—
Tax return of capital	—	—	—	—		—	—
Total distributions	(1,374,669)	(5,384,573)	(133,609)	(233,411)		(8,946)	(44,055)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	30,197,054	35,681,906	56,865,158	14,616,391		30,522,420	46,019,279
Cost of shares redeemed	(115,337,571)	(444,154,529)	(62,052,392)	(5,841,317)		(30,649,966)	(54,175,393)
Change in net assets resulting from capital transactions	(85,140,517)	(408,472,623)	(5,187,234)	8,775,074		(127,546)	(8,156,114)
Change in net assets	41,981,674	78,210,364	16,692,125	38,134,067		7,043,977	1,946,022
NET ASSETS:
Beginning of period	$789,906,649	$711,696,285	$73,640,753	$35,506,686		$21,867,115	$19,921,093
End of period	$831,888,323	$789,906,649	$90,332,878	$73,640,753		$28,911,092	$21,867,115
Accumulated undistributed net investment income (loss) included in end of period net assets	$1,167,128	$1,033,830	$(12,334)	$77,076		$47,720	$13,560
SHARE TRANSACTIONS:
Beginning of period	8,209,625	13,909,625	1,200,000	1,050,000	(e)	300,000	450,000
Issued	—	75,000	675,000	—	(e)	375,000	900,000
Issued in-kind	300,000	525,000	150,000	300,000	(e)	—	—
Redeemed	—	(900,000)	—	—	(e)	(75,000)	(900,000)
Redemption in-kind	(1,125,000)	(5,400,000)	(900,000)	(150,000	)(e)	(300,000)	(150,000)
Shares outstanding, end of period	7,384,625	8,209,625	1,125,000	1,200,000	(e)	300,000	300,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(e)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective June 10, 2013.

See accompanying notes to the financial statements.

280 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra Oil & Gas		Ultra Real Estate		Ultra KBW Regional Banking
	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$188,872	$1,389,343	$2,170,315	$3,238,454	$58,093	$35,893
Net realized gain (loss)	9,742,432	45,954,024	(18,884,063)	78,022,556	1,686,002	510,877
Change in net unrealized appreciation/depreciation	10,807,534	53,716,813	(25,956,061)	19,164,133	2,927,449	443,587
Change in Net Assets Resulting from Operations	20,738,838	101,060,180	(42,669,809)	100,425,143	4,671,544	990,357
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(269,602)	(795,176)	(2,509,926)	(2,056,576)	(49,132)	(35,563)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(269,602)	(795,176)	(2,509,926)	(2,056,576)	(49,132)	(35,563)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	39,876,859	100,862,755	321,284,214	437,171,940	17,768,746	—
Cost of shares redeemed	(67,450,834)	(282,655,506)	(330,111,679)	(494,677,057)	(7,231,295)	(2,310,431)
Change in net assets resulting from capital transactions	(27,573,975)	(181,792,751)	(8,827,465)	(57,505,117)	10,537,451	(2,310,431)
Change in net assets	(7,104,739)	(81,527,747)	(54,007,200)	40,863,450	15,159,863	(1,355,637)
NET ASSETS:
Beginning of period	$145,195,958	$226,723,705	$367,516,208	$326,652,758	$2,916,224	$4,271,861
End of period	$138,091,219	$145,195,958	$313,509,008	$367,516,208	$18,076,087	$2,916,224
Accumulated undistributed net investment income (loss) included in end of period net assets	$777,723	$858,453	$2,183,381	$2,522,992	$16,022	$7,061
SHARE TRANSACTIONS:
Beginning of period	2,550,000	6,150,000	4,679,372	5,504,372	50,000	100,000
Issued	375,000	1,350,000	3,525,000	6,450,000	50,000	—
Issued in-kind	300,000	975,000	900,000	75,000	200,000	—
Redeemed	—	(2,850,000)	(300,000)	(3,750,000)	—	(50,000)
Redemption in-kind	(1,125,000)	(3,075,000)	(4,125,000)	(3,600,000)	(100,000)	—
Shares outstanding, end of period	2,100,000	2,550,000	4,679,372	4,679,372	200,000	50,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 281

	Ultra Semiconductors		Ultra Technology		Ultra Telecommunications
	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$95,144	$263,521	$54,269	$68,155	$43,150	$23,742
Net realized gain (loss)	5,635,707	(2,943,911)	14,335,114	663,783	1,369,151	592,994
Change in net unrealized appreciation/depreciation	(2,207,205)	13,055,410	8,503,453	16,497,272	(464,056)	890,021
Change in Net Assets Resulting from Operations	3,523,646	10,375,020	22,892,836	17,229,210	948,245	1,506,757
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(110,699)	(259,100)	—	(27,429)	(33,534)	(13,959)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	(1,372)
Total distributions	(110,699)	(259,100)	—	(27,429)	(33,534)	(15,331)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	13,420,985	7,436,223	65,557,431	6,087,126	4,820,173
Cost of shares redeemed	(9,601,747)	(21,320,861)	(24,714,013)	(42,052,548)	(5,940,939)	(4,454,952)
Change in net assets resulting from capital transactions	(9,601,747)	(7,899,876)	(17,277,790)	23,504,883	146,187	365,221
Change in net assets	(6,188,800)	2,216,044	5,615,046	40,706,664	1,060,898	1,856,647
NET ASSETS:
Beginning of period	$34,927,277	$32,711,233	$123,865,362	$83,158,698	$5,180,409	$3,323,762
End of period	$28,738,477	$34,927,277	$129,480,408	$123,865,362	$6,241,307	$5,180,409
Accumulated undistributed net investment income (loss) included in end of period net assets	$88,253	$103,808	$10,448	$(43,821)	$63,946	$54,330
SHARE TRANSACTIONS:
Beginning of period	825,000	975,000	1,500,000	1,200,000	75,000	75,000
Issued	—	—	—	450,000	75,000	75,000
Issued in-kind	—	450,000	75,000	375,000	—	—
Redeemed	(75,000)	(225,000)	—	(150,000)	—	(75,000)
Redemption in-kind	(150,000)	(375,000)	(300,000)	(375,000)	(75,000)	—
Shares outstanding, end of period	600,000	825,000	1,275,000	1,500,000	75,000	75,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

282 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra Utilities		UltraPro Financials				Ultra MSCI EAFE
	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013	Six Months Ended November 30, 2013 (Unaudited)		July 10, 2012* through May 31, 2013		Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$127,616	$307,005	$49,477		$2,626		$(51,721)	$(96,880)
Net realized gain (loss)	1,322,426	3,206,867	(888,385)		2,630,424		4,430,308	941,047
Change in net unrealized appreciation/depreciation	(1,535,689)	(75,857)	5,031,923		933,538		(1,678,916)	4,597,153
Change in Net Assets Resulting from Operations	(85,647)	3,438,015	4,193,015		3,566,588		2,699,671	5,441,320
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(152,793)	(323,547)	—		(4,266)		—	—
Net realized gains on investments	—	—	—		—		—	—
Tax return of capital	—	—	—		—		—	—
Total distributions	(152,793)	(323,547)	—		(4,266)		—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	10,293,643	5,465,522	9,845,492		17,098,144		41,362,353	1,047
Cost of shares redeemed	(14,604,133)	(10,346,446)	—		(11,317,048)		(41,973,471)	(4,753,325)
Change in net assets resulting from capital transactions	(4,310,490)	(4,880,924)	9,845,492		5,781,096		(611,118)	(4,752,278)
Change in net assets	(4,548,930)	(1,766,456)	14,038,507		9,343,418		2,088,553	689,042
NET ASSETS:
Beginning of period	$14,687,925	$16,454,381	$9,343,418		$—		$8,724,830	$8,035,788
End of period	$10,138,995	$14,687,925	$23,381,925		$9,343,418		$10,813,383	$8,724,830
Accumulated undistributed net investment income (loss) included in end of period net assets	$54,181	$79,358	$47,837		$(1,640)		$(184,360)	$(132,639)
SHARE TRANSACTIONS:
Beginning of period	225,000	300,000	200,002	(g)	—	(g)	100,000	150,000
Issued	—	—	—	(g)	400,002	(g)	400,000	—
Issued in-kind	150,000	75,000	200,000	(g)	200,000	(g)	—	—
Redeemed	—	—	—	(g)	(200,000	)(g)	(400,000)	(50,000)
Redemption in-kind	(225,000)	(150,000)	—	(g)	(200,000	)(g)	—	—
Shares outstanding, end of period	150,000	225,000	400,002	(g)	200,002	(g)	100,000	100,000

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(g)  As described in Note 18, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective January 24, 2014.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 283

	Ultra MSCI Emerging Markets		Ultra FTSE Europe		Ultra MSCI Pacific ex-Japan
	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(174,210)	$(280,533)	$(67,774)	$(62,176)	$(9,465)	$(23,876)
Net realized gain (loss)	(2,762,808)	1,093,979	2,353,136	119,862	1,129,654	(94,363)
Change in net unrealized appreciation/depreciation	5,685,645	2,400,323	1,217,783	2,717,032	(472,818)	1,133,636
Change in Net Assets Resulting from Operations	2,748,627	3,213,769	3,503,145	2,774,718	647,371	1,015,397
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	17,760,637	22,428,189	11,324,613	7,389,075	20,997,535	1,759,280
Cost of shares redeemed	(10,807,782)	(10,596,673)	—	(2,964,392)	(21,462,541)	(2,182,569)
Change in net assets resulting from capital transactions	6,952,855	11,831,516	11,324,613	4,424,683	(465,006)	(423,289)
Change in net assets	9,701,482	15,045,285	14,827,758	7,199,401	182,365	592,108
NET ASSETS:
Beginning of period	$36,510,692	$21,465,407	$9,329,815	$2,130,414	$1,805,471	$1,213,363
End of period	$46,212,174	$36,510,692	$24,157,573	$9,329,815	$1,987,836	$1,805,471
Accumulated undistributed net investment income (loss) included in end of period net assets	$(552,839)	$(378,629)	$(139,841)	$(72,067)	$(43,731)	$(34,266)
SHARE TRANSACTIONS:
Beginning of period	500,000	350,000	250,000	100,000	50,000	50,000
Issued	250,000	300,000	250,000	250,000	600,000	50,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(150,000)	(150,000)	—	(100,000)	(600,000)	(50,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	600,000	500,000	500,000	250,000	50,000	50,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

284 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra MSCI Brazil Capped			Ultra FTSE China 25		Ultra MSCI Japan
	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013		Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(41,936)	$(99,272)		$(188,611)	$(287,738)	$(172,492)	$(179,189)
Net realized gain (loss)	(2,585,713)	(1,905,772)		(203,746)	(753,922)	5,340,186	115,717
Change in net unrealized appreciation/depreciation	1,576,435	2,231,831		11,133,222	4,615,622	2,139,492	3,690,433
Change in Net Assets Resulting from Operations	(1,051,214)	226,787		10,740,865	3,573,962	7,307,186	3,626,961
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—		—	—	—	—
Net realized gains on investments	—	—		—	—	—	—
Tax return of capital	—	—		—	—	—	—
Total distributions	—	—		—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	4,231,821	5,241,673		1,246	23,891,027	11,019,061	34,464,307
Cost of shares redeemed	(4,434,775)	(5,843,033)		(5,873,525)	(12,935,256)	(31,301,506)	(11,327,022)
Change in net assets resulting from capital transactions	(202,954)	(601,360)		(5,872,279)	10,955,771	(20,282,445)	23,137,285
Change in net assets	(1,254,168)	(374,573)		4,868,586	14,529,733	(12,975,259)	26,764,246
NET ASSETS:
Beginning of period	$8,560,048	$8,934,621		$39,205,283	$24,675,550	$44,016,231	$17,251,985
End of period	$7,305,880	$8,560,048		$44,073,869	$39,205,283	$31,040,972	$44,016,231
Accumulated undistributed net investment income (loss) included in end of period net assets	$(190,339)	$(148,403)		$(590,039)	$(401,428)	$(432,250)	$(259,758)
SHARE TRANSACTIONS:
Beginning of period	149,948	150,000	(c)	800,000	600,000	600,000	350,000
Issued	100,000	87,500	(c)	—	450,000	150,000	450,000
Issued in-kind	—	—	(c)	—	—	—	—
Redeemed	(100,000)	(87,552	)(c)	(100,000)	(250,000)	(400,000)	(200,000)
Redemption in-kind	—	—	(c)	—	—	—	—
Shares outstanding, end of period	149,948	149,948	(c)	700,000	800,000	350,000	600,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(c)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective October 5, 2012.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 285

	Ultra MSCI Mexico Capped IMI		Ultra 7-10 Year Treasury		Ultra 20+ Year Treasury
	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(20,966)	$(28,813)	$(851,276)	$(14,363)	$(27,728)	$95,164
Net realized gain (loss)	(366,364)	(123,414)	(48,275,216)	19,730,906	(1,210,359)	8,279,411
Change in net unrealized appreciation/depreciation	156,983	567,686	72,165,731	(112,362,497)	(1,874,076)	(10,349,339)
Change in Net Assets Resulting from Operations	(230,347)	415,459	23,039,239	(92,645,954)	(3,112,163)	(1,974,764)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	(115,135)	(30,023)	(12,993)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	(115,135)	(30,023)	(12,993)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	4,180,873	2,666,673	1,617,549,888	2,624,145,413	25,653,604	49,404,097
Cost of shares redeemed	(4,192,567)	—	(2,759,028,789)	(1,997,792,458)	(22,627,483)	(47,492,613)
Change in net assets resulting from capital transactions	(11,694)	2,666,673	(1,141,478,901)	626,352,955	3,026,121	1,911,484
Change in net assets	(242,041)	3,082,132	(1,118,439,662)	533,591,866	(116,065)	(76,273)
NET ASSETS:
Beginning of period	$4,545,568	$1,463,436	$1,133,979,683	$600,387,817	$18,668,504	$18,744,777
End of period	$4,303,527	$4,545,568	$15,540,021	$1,133,979,683	$18,552,439	$18,668,504
Accumulated undistributed net investment income (loss) included in end of period net assets	$(56,315)	$(35,349)	$(1,049,924)	$(198,648)	$32,702	$90,453
SHARE TRANSACTIONS:
Beginning of period	100,000	50,000	20,700,000	10,550,000	300,000	250,000
Issued	100,000	50,000	29,750,000	25,450,000	450,000	400,000
Issued in-kind	—	—	2,150,000	19,950,000	—	300,000
Redeemed	(100,000)	—	(50,300,000)	(17,950,000)	(400,000)	(350,000)
Redemption in-kind	—	—	(2,000,000)	(17,300,000)	—	(300,000)
Shares outstanding, end of period	100,000	100,000	300,000	20,700,000	350,000	300,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

286 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra High Yield		Ultra Investment Grade Corporate
	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(7,897)	$(43,320)	$(10,775)	$(43,918)
Net realized gain (loss)	2,227	398,653	(404,776)	1,052,021
Change in net unrealized appreciation/depreciation	188,401	781,394	(68,930)	(797,991)
Change in Net Assets Resulting from Operations	182,731	1,136,727	(484,481)	210,112
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—
Net realized gains on investments	—	—	—	—
Tax return of capital	—	—	—	—
Total distributions	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	10,185,749	292	10,543,920	2,654,779
Cost of shares redeemed	(10,200,589)	(2,667,391)	(12,806,553)	—
Change in net assets resulting from capital transactions	(14,840)	(2,667,099)	(2,262,633)	2,654,779
Change in net assets	167,891	(1,530,372)	(2,747,114)	2,864,891
NET ASSETS:
Beginning of period	$2,596,206	$4,126,578	$5,359,094	$2,494,203
End of period	$2,764,097	$2,596,206	$2,611,980	$5,359,094
Accumulated undistributed net investment income (loss) included in end of period net assets	$(63,954)	$(56,057)	$(63,762)	$(52,987)
SHARE TRANSACTIONS:
Beginning of period	50,000	100,000	100,000	50,000
Issued	—	—	—	50,000
Issued in-kind	200,000	—	200,000	—
Redeemed	—	(50,000)	(250,000)	—
Redemption in-kind	(200,000)	—	—	—
Shares outstanding, end of period	50,000	50,000	50,000	100,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 287

FINANCIAL HIGHLIGHTS

288 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
USD Covered Bond
Six Months ended November 30, 2013 (Unaudited)	$101.70	$0.46	$(0.10)	$—	$0.36	$(0.47)	$—	$—	$(0.47)	$101.59	0.35%	(0.25)%
Year ended May 31, 2013	100.17	0.96	1.53	—	2.49	(0.96)	—	—	(0.96)	101.70	2.49	1.46
May 21, 2012* through May 31, 2012	100.00	0.02	0.15	—	0.17	—	—	—	—	100.17	0.17	0.41
German Sovereign/Sub-Sovereign ETF
Six Months ended November 30, 2013 (Unaudited)	41.15	0.15	1.71	—	1.86	(0.44)	—	—	(0.44)	42.57	4.54	2.76
Year ended May 31, 2013	39.55	0.37	1.79	—	2.16	(0.56)	—	—	(0.56)	41.15	5.47	4.99
January 24, 2012* through May 31, 2012	40.00	0.13	(0.64)	0.16	(0.35)	(0.10)	—	—	(0.10)	39.55	(0.90)	0.06
High Yield-Interest Rate Hedged
Six Months ended November 30, 2013 (Unaudited)	79.27	2.06	(0.92)	0.36	1.50	(1.81)	—	—	(1.81)	78.96	1.91	2.00
May 21, 2013* through May 31, 2013	80.00	0.10	(0.83)	—	(0.73)	—	—	—	—	79.27	(0.91)	0.56

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
USD Covered Bond
Six Months ended November 30, 2013 (Unaudited)	2.47%	0.35%	(1.21)%	0.91%	$6,604	49%
Year ended May 31, 2013	1.01	0.35	0.29	0.95	6,611	24
May 21, 2012* through May 31, 2012	9.68	0.35	(8.47)	0.85	13,023	—
German Sovereign/Sub-Sovereign ETF
Six Months ended November 30, 2013 (Unaudited)	4.30	0.45	(3.15)	0.70	4,257	71
Year ended May 31, 2013	2.89	0.45	(1.54)	0.90	4,115	82
January 24, 2012* through May 31, 2012	3.87	0.45	(2.50)	0.92	3,955	22
High Yield-Interest Rate Hedged
Six Months ended November 30, 2013 (Unaudited)	1.22	0.50	4.52	5.24	43,428	23
May 21, 2013* through May 31, 2013	5.89	0.50	(0.95)	4.44	23,780	—	(j)

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 289

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Investment Grade-Interest Rate Hedged
November 5, 2013* through November 30, 2013 (Unaudited)	$80.00	$0.21	$0.17	$0.04	$0.42	$—	$—	$—	$—	$80.42	0.51%	1.14%
Short Term USD Emerging Markets Bond ETF
November 19, 2013* through November 30, 2013 (Unaudited)	80.00	0.06	(0.43)	0.28	(0.09)	—	—	—	—	79.91	(0.12)	0.46
Global Listed Private Equity ETF
Six Months ended November 30, 2013 (Unaudited)	40.82	0.88	5.28	—	6.16	(0.63)	—	—	(0.63)	46.35	15.37	14.52
February 26, 2013* through May 31, 2013	40.00	0.46	0.36	—	0.82	—	—	—	—	40.82	2.05	1.90
Hedge Replication ETF
Six Months ended November 30, 2013 (Unaudited)	40.55	(0.14)	1.17	0.01	1.04	—	—	—	—	41.59	2.57	2.51
Year ended May 31, 2013	38.11	(0.15)	2.63	0.01	2.49	(0.05)	—	—	(0.05)	40.55	6.53	6.67
July 12, 2011* through May 31, 2012	40.00	(0.13)	(1.77)	0.01	(1.89)	—	—	—	—	38.11	(4.71)	(4.60)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Investment Grade-Interest Rate Hedged
November 5, 2013* through November 30, 2013 (Unaudited)	1.05%	0.30%	3.09%	3.84%	$28,146	—%
Short Term USD Emerging Markets Bond ETF
November 19, 2013* through November 30, 2013 (Unaudited)	1.70	0.50	1.42	2.62	11,987	—
Global Listed Private Equity ETF
Six Months ended November 30, 2013 (Unaudited)	3.02	0.60	1.67	4.10	4,635	6
February 26, 2013* through May 31, 2013	4.47	0.60	0.43	4.30	6,123	4
Hedge Replication ETF
Six Months ended November 30, 2013 (Unaudited)	1.69	0.95	(1.42)	(0.68)	35,350	204
Year ended May 31, 2013	1.63	0.95	(1.06)	(0.38)	54,740	81
July 12, 2011* through May 31, 2012	1.96	0.95	(1.38)	(0.37)	17,152	158

*  Commencement of investment operations.

See accompanying notes to the financial statements.

290 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Large Cap Core Plus
Six Months ended November 30, 2013 (Unaudited)	$76.96	$0.62	$8.86	$—		$9.48	$(0.55)	$—	$—	$(0.55)	$85.89	12.39%	12.28%
Year ended May 31, 2013	59.46	0.90	17.01	—		17.91	(0.41)	—	—	(0.41)	76.96	30.22	30.25
Year ended May 31, 2012	62.15	0.62	(2.81)	—	(h)	(2.19)	(0.50)	—	—	(0.50)	59.46	(3.51)	(3.06)
Year ended May 31, 2011	49.79	0.57	12.19	—	(h)	12.76	(0.40)	—	—	(0.40)	62.15	25.73	24.62
July 13, 2009* through May 31, 2010	40.00	0.38	9.63	0.02		10.03	(0.24)	—	—	(0.24)	49.79	25.08	25.71
Merger ETF
Six Months ended November 30, 2013 (Unaudited)	38.46	0.24	(0.32)	—		(0.08)	(0.61)	—	—	(0.61)	37.77	(0.22)	(1.39)
December 11, 2012* through May 31, 2013	40.00	0.33	(1.86)	—		(1.53)	(0.01)	—	—	(0.01)	38.46	(3.78)	(3.67)
RAFI® Long/Short
Six Months ended November 30, 2013 (Unaudited)	42.00	0.23	0.95	—		1.18	(0.31)	—	—	(0.31)	42.87	2.82	2.85
Year ended May 31, 2013	36.02	0.43	5.97	—		6.40	(0.42)	—	—	(0.42)	42.00	17.87	17.91
Year ended May 31, 2012	41.41	0.38	(5.38)	0.01		(4.99)	(0.40)	—	—	(0.40)	36.02	(12.10)	(12.00)
December 2, 2010* through May 31, 2011	40.00	0.13	1.34 (i)	0.02		1.49	(0.08)	—	—	(0.08)	41.41	3.72	3.57

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Large Cap Core Plus
Six Months ended November 30, 2013 (Unaudited)	1.00%	0.45%	0.99%	1.54%	$219,007	37%
Year ended May 31, 2013	1.09	0.75	1.00	1.33	138,523	75
Year ended May 31, 2012	1.09	0.95	0.92	1.06	77,294	73
Year ended May 31, 2011	1.16	0.95	0.79	1.01	114,977	86
July 13, 2009* through May 31, 2010	1.60	0.95	0.23	0.87	54,770	101
Merger ETF
Six Months ended November 30, 2013 (Unaudited)	3.77	0.75	(1.73)	1.29	3,777	151
December 11, 2012* through May 31, 2013	4.26	0.75	(1.71)	1.81	5,769	274
RAFI® Long/Short
Six Months ended November 30, 2013 (Unaudited)	1.15	0.95	0.88	1.08	75,021	4
Year ended May 31, 2013	1.68	0.95	0.39	1.11	29,400	69
Year ended May 31, 2012	1.51	0.95	0.44	1.00	14,409	56
December 2, 2010* through May 31, 2011	2.00	0.95	(0.41)	0.65	18,633	45

*  Commencement of investment operations.
See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 291

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
S&P 500 Aristocrats ETF
October 9, 2013* through November 30, 2013 (Unaudited)	$40.00	$0.14	$3.24	$—	$3.38	$—	$—	$—	$—	$43.38	8.44%	8.40%
30 Year TIPS/TSY Spread
Six Months ended November 30, 2013 (Unaudited)	37.80	0.18	(1.03)	—	(0.85)	(0.28)	—	—	(0.28)	36.67	(2.26)	(2.59)
Year ended May 31, 2013	38.52	0.41	(0.46)	—	(0.05)	(0.67)	—	—	(0.67)	37.80	(0.16)	0.19
January 10, 2012* through May 31, 2012	40.00	0.44	(1.96)	0.04	(1.48)	—	—	—	—	38.52	(3.70)	(3.68)
Short 30 Year TIPS/TSY Spread
Six Months ended November 30, 2013 (Unaudited)	38.82	0.41	(0.22)	—	0.19	(0.39)	—	—	(0.39)	38.62	0.47	0.57
Year ended May 31, 2013	40.90	0.69	(2.07)	—	(1.38)	(0.70)	—	—	(0.70)	38.82	(3.32)	(1.14)
January 10, 2012* through May 31, 2012	40.00	0.28	0.70	0.04	1.02	(0.12)	—	—	(0.12)	40.90	2.57	(1.17)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
S&P 500 Aristocrats ETF
October 9, 2013* through November 30, 2013 (Unaudited)	1.09%	0.35%	1.55%	2.29%	$36,871	—%
30 Year TIPS/TSY Spread
Six Months ended November 30, 2013 (Unaudited)	4.35	0.75	(2.65)	0.95	3,667	1
Year ended May 31, 2013	2.54	0.75	(0.75)	1.04	3,780	104
January 10, 2012* through May 31, 2012	3.38	0.75	0.19	2.81	3,852	136
Short 30 Year TIPS/TSY Spread
Six Months ended November 30, 2013 (Unaudited)	4.18	0.75	(1.34)	2.09	3,862	—
Year ended May 31, 2013	2.62	0.75	(0.06)	1.81	3,882	126
January 10, 2012* through May 31, 2012	3.45	0.75	(0.88)	1.81	4,090	123

*  Commencement of investment operations.

See accompanying notes to the financial statements.

292 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro 10 Year TIPS/TSY Spread
Six Months ended November 30, 2013 (Unaudited)	$36.38	$0.03	$(1.84)		$—	$(1.81)	$—	$—	$—	$—	$34.57	(4.98)%	(6.14)%
Year ended May 31, 2013	38.65	(0.22)	(1.64	)(i)	0.02	(1.84)	(0.32)	—	(0.11)	(0.43)	36.38	(4.84)	(1.61)
February 7, 2012* through May 31, 2012	40.00	0.38	(1.77)		0.04	(1.35)	—	—	—	—	38.65	(3.38)	(4.20)
UltraPro Short 10 Year TIPS/TSY Spread
Six Months ended November 30, 2013 (Unaudited)	40.76	0.06	1.14		—	1.20	(0.03)	—	(0.02)	(0.05)	41.91	2.95	4.58
Year ended May 31, 2013	40.80	0.19	(0.02)		0.02	0.19	(0.23)	—	—	(0.23)	40.76	0.50	(1.32)
February 7, 2012* through May 31, 2012	40.00	0.12	0.68		0.04	0.84	(0.04)	—	—	(0.04)	40.80	2.09	2.32

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro 10 Year TIPS/TSY Spread
Six Months ended November 30, 2013 (Unaudited)	8.12%	0.75%	(7.19)%	0.18%	$1,728	98%
Year ended May 31, 2013	2.73	0.75	(2.53)	(0.56)	1,819	240
February 7, 2012* through May 31, 2012	3.86	0.75	(0.10)	3.01	3,865	14
UltraPro Short 10 Year TIPS/TSY Spread
Six Months ended November 30, 2013 (Unaudited)	6.99	0.75	(5.94)	0.30	2,096	100
Year ended May 31, 2013	2.76	0.75	(1.53)	0.48	2,038	259
February 7, 2012* through May 31, 2012	3.89	0.75	(2.21)	0.93	4,080	4

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 293

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short S&P500®
Six Months ended November 30, 2013 (Unaudited)	$29.26	$(0.12)	$(3.23)	$—	$(3.35)	$—	$—	$—	$—	$25.91	(11.44)%	(11.48)%
Year ended May 31, 2013	38.09	(0.27)	(8.56)	—	(8.83)	—	—	—	—	29.26	(23.19)	(23.20)
Year ended May 31, 2012	40.35	(0.35)	(1.92)	0.01	(2.26)	—	—	—	—	38.09	(5.60)	(5.57)
Year ended May 31, 2011	52.38	(0.36)	(11.68)	0.01	(12.03)	—	—	—	—	40.35	(22.98)	(22.90)
Year ended May 31, 2010	66.02	(0.46)	(13.19)	0.01	(13.64)	—	—	—	—	52.38	(20.66)	(20.46)
Year ended May 31, 2009	62.97	(0.25)	15.63 (i)	0.03	15.41	(0.38)	(11.98)	—	(12.36)	66.02	22.14	21.67
Short QQQ®
Six Months ended November 30, 2013 (Unaudited)	22.44	(0.10)	(3.52)	—	(3.62)	—	—	—	—	18.82	(16.15)	(16.15)
Year ended May 31, 2013	27.73	(0.22)	(5.07)	—	(5.29)	—	—	—	—	22.44	(19.09)	(19.16)
Year ended May 31, 2012	31.91	(0.28)	(3.91)	0.01	(4.18)	—	—	—	—	27.73	(13.09)	(13.06)
Year ended May 31, 2011	42.80	(0.30)	(10.60)	0.01	(10.89)	—	—	—	—	31.91	(25.46)	(25.47)
Year ended May 31, 2010	58.23	(0.40)	(15.04)	0.01	(15.43)	—	—	—	—	42.80	(26.50)	(26.52)
Year ended May 31, 2009	53.74	(0.13)	9.22	0.02	9.11	(0.37)	(4.25)	—	(4.62)	58.23	15.20	15.43

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short S&P500®
Six Months ended November 30, 2013 (Unaudited)	0.90%	0.90%	(0.88)%	(0.88)%	$1,642,165	—%
Year ended May 31, 2013	0.90	0.90	(0.81)	(0.81)	1,821,550	—
Year ended May 31, 2012	0.89	0.89	(0.86)	(0.86)	1,914,239	—
Year ended May 31, 2011	0.90	0.90	(0.78)	(0.78)	1,501,141	—
Year ended May 31, 2010	0.92	0.92	(0.83)	(0.83)	1,779,732	—
Year ended May 31, 2009	0.95	0.95	(0.34)	(0.34)	1,282,495	—
Short QQQ®
Six Months ended November 30, 2013 (Unaudited)	1.06	0.95	(1.04)	(0.92)	155,227	—
Year ended May 31, 2013	1.04	0.95	(0.95)	(0.86)	193,538	—
Year ended May 31, 2012	1.04	0.95	(1.01)	(0.92)	249,613	—
Year ended May 31, 2011	1.06	0.95	(0.95)	(0.84)	234,548	—
Year ended May 31, 2010	1.08	0.95	(0.98)	(0.85)	237,550	—
Year ended May 31, 2009	1.16	0.95	(0.40)	(0.19)	174,680	—

See accompanying notes to the financial statements.

294 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short Dow30SM
Six Months ended November 30, 2013 (Unaudited)	$29.31	$(0.13)	$(2.21)	$—		$(2.34)	$—	$—	$—	$—	$26.97	(7.97)%	(7.95)%
Year ended May 31, 2013	37.49	(0.29)	(7.89)	—		(8.18)	—	—	—	—	29.31	(21.83)	(21.85)
Year ended May 31, 2012	40.05	(0.36)	(2.21)	0.01		(2.56)	—	—	—	—	37.49	(6.39)	(6.42)
Year ended May 31, 2011	52.39	(0.38)	(11.97)	0.01		(12.34)	—	—	—	—	40.05	(23.57)	(23.59)
Year ended May 31, 2010	66.52	(0.47)	(13.67)	0.01		(14.13)	—	—	—	—	52.39	(21.24)	(20.70)
Year ended May 31, 2009	61.51	(0.08)	14.07	0.02		14.01	(0.29)	(8.71)	—	(9.00)	66.52	21.83	20.88
Short MidCap400
Six Months ended November 30, 2013 (Unaudited)	21.46	(0.10)	(2.28)	—		(2.38)	—	—	—	—	19.08	(11.05)	(11.10)
Year ended May 31, 2013	28.74	(0.22)	(7.06)	—		(7.28)	—	—	—	—	21.46	(25.34)	(25.40)
Year ended May 31, 2012	29.60	(0.28)	(0.59)	0.01		(0.86)	—	—	—	—	28.74	(2.92)	(2.97)
Year ended May 31, 2011	41.03	(0.30)	(11.13)	—	(h)	(11.43)	—	—	—	—	29.60	(27.88)	(27.77)
Year ended May 31, 2010	58.33	(0.40)	(16.91)	0.01		(17.30)	—	—	—	—	41.03	(29.67)	(29.56)
Year ended May 31, 2009	57.36	(0.01)	12.63	0.01		12.63	(0.36)	(11.30)	—	(11.66)	58.33	18.18	17.91

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short Dow30SM
Six Months ended November 30, 2013 (Unaudited)	0.98%	0.95%	(0.96)%	(0.92)%	$271,080	—%
Year ended May 31, 2013	0.99	0.95	(0.90)	(0.86)	276,981	—
Year ended May 31, 2012	0.97	0.95	(0.94)	(0.91)	284,002	—
Year ended May 31, 2011	0.99	0.95	(0.87)	(0.83)	231,291	—
Year ended May 31, 2010	1.00	0.95	(0.90)	(0.86)	278,994	—
Year ended May 31, 2009	1.02	0.95	(0.19)	(0.12)	234,482	—
Short MidCap400
Six Months ended November 30, 2013 (Unaudited)	1.24	0.95	(1.22)	(0.94)	24,331	—
Year ended May 31, 2013	1.24	0.95	(1.16)	(0.86)	33,792	—
Year ended May 31, 2012	1.11	0.95	(1.08)	(0.92)	34,483	—
Year ended May 31, 2011	1.25	0.95	(1.12)	(0.83)	24,422	—
Year ended May 31, 2010	1.18	0.95	(1.09)	(0.85)	40,007	—
Year ended May 31, 2009	1.26	0.95	(0.32)	(0.01)	30,626	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 295

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short Russell2000
Six Months ended November 30, 2013 (Unaudited)	$20.52	$(0.09)	$(3.18)		$—	$(3.27)	$—	$—	$—	$—	$17.25	(15.97)%	(15.83)%
Year ended May 31, 2013	28.09	(0.21)	(7.36)		—	(7.57)	—	—	—	—	20.52	(26.94)	(27.02)
Year ended May 31, 2012	29.02	(0.28)	(0.66)		0.01	(0.93)	—	—	—	—	28.09	(3.20)	(3.10)
Year ended May 31, 2011	40.28	(0.29)	(10.98)		0.01	(11.26)	—	—	—	—	29.02	(27.95)	(27.88)
Year ended May 31, 2010	58.14	(0.38)	(17.49)		0.01	(17.86)	—	—	—	—	40.28	(30.72)	(30.77)
Year ended May 31, 2009	72.32	0.02	10.60		0.03	10.65	(0.61)	(24.22)	—	(24.83)	58.14	9.02	8.78
Short SmallCap600
Six Months ended November 30, 2013 (Unaudited)(aa)	71.31	(0.32)	(12.38)		—	(12.70)	—	—	—	—	58.61	(17.81)	(17.32)
Year ended May 31, 2013(aa)	96.62	(0.70)	(24.61)		—	(25.31)	—	—	—	—	71.31	(26.20)	(26.34)
Year ended May 31, 2012(aa)	103.39	(0.98)	(5.81	)(i)	0.02	(6.77)	—	—	—	—	96.62	(6.55)	(7.04)
Year ended May 31, 2011(aa)	142.16	(1.01)	(37.78)		0.02	(38.77)	—	—	—	—	103.39	(27.27)	(27.04)
Year ended May 31, 2010(aa)	205.87	(1.41)	(62.33)		0.03	(63.71)	—	—	—	—	142.16	(30.95)	(31.11)
Year ended May 31, 2009(aa)	279.01	(0.54)	57.99		0.11	57.56	(1.51)	(129.19)	—	(130.70)	205.87	13.89	14.11

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short Russell2000
Six Months ended November 30, 2013 (Unaudited)	1.03%	0.95%	(1.00)%	(0.93)%	$413,901	—%
Year ended May 31, 2013	1.03	0.95	(0.94)	(0.86)	377,110	—
Year ended May 31, 2012	1.03	0.95	(1.00)	(0.92)	459,285	—
Year ended May 31, 2011	1.04	0.95	(0.93)	(0.84)	398,266	—
Year ended May 31, 2010	1.07	0.95	(0.98)	(0.86)	259,782	—
Year ended May 31, 2009	1.14	0.95	(0.16)	0.03	78,489	—
Short SmallCap600
Six Months ended November 30, 2013 (Unaudited)(aa)	1.22	0.95	(1.20)	(0.93)	10,989	—
Year ended May 31, 2013(aa)	1.16	0.95	(1.10)	(0.90)	147,067	—
Year ended May 31, 2012(aa)	1.11	0.95	(1.09)	(0.92)	21,740	—
Year ended May 31, 2011(aa)	1.20	0.95	(1.10)	(0.85)	52,342	—
Year ended May 31, 2010(aa)	1.21	0.95	(1.11)	(0.86)	26,655	—
Year ended May 31, 2009(aa)	1.45	0.95	(0.69)	(0.19)	23,161	—

See accompanying notes to the financial statements.

296 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Russell3000
Six Months ended November 30, 2013 (Unaudited)	$33.40	$(0.14)	$(7.57)	$—	$(7.71)	$—	$—	$—	$—	$25.69	(23.10)%	(17.22)%
Year ended May 31, 2013	58.09	(0.38)	(24.31)	—	(24.69)	—	—	—	—	33.40	(42.50)	(45.71)
Year ended May 31, 2012(v)	67.64	(0.61)	(8.95)	0.01	(9.55)	—	—	—	—	58.09	(14.11)	(14.35)
Year ended May 31, 2011(v)	119.22	(0.74)	(50.87)	0.03	(51.58)	—	—	—	—	67.64	(43.27)	(42.68)
June 30, 2009* through May 31, 2010(v)	200.00	(1.08)	(79.76)	0.06	(80.78)	—	—	—	—	119.22	(40.38)	(40.43)
UltraShort S&P500®
Six Months ended November 30, 2013 (Unaudited)	40.09	(0.16)	(8.62)	—	(8.78)	—	—	—	—	31.31	(21.90)	(21.78)
Year ended May 31, 2013(x)	68.40	(0.42)	(27.89)	—	(28.31)	—	—	—	—	40.09	(41.39)	(41.46)
Year ended May 31, 2012(x)	80.33	(0.67)	(11.27)	0.01	(11.93)	—	—	—	—	68.40	(14.85)	(14.84)
Year ended May 31, 2011(x)	137.61	(0.82)	(56.47)	0.01	(57.28)	—	—	—	—	80.33	(41.64)	(41.61)
Year ended May 31, 2010(x)	224.51	(1.24)	(85.68)	0.02	(86.90)	—	—	—	—	137.61	(38.71)	(38.04)
Year ended May 31, 2009(x)	226.46	(0.41)	60.99	0.17	60.75	(1.55)	(61.15)	—	(62.70)	224.51	20.68	19.51

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Russell3000
Six Months ended November 30, 2013 (Unaudited)	7.81%	0.95%	(7.81)%	(0.95)%	$770	—%
Year ended May 31, 2013	7.53	0.95	(7.43)	(0.85)	1,002	—
Year ended May 31, 2012(v)	5.80	0.95	(5.76)	(0.91)	1,742	—
Year ended May 31, 2011(v)	6.25	0.95	(6.12)	(0.83)	1,353	—
June 30, 2009* through May 31, 2010(v)	2.17	0.95	(2.08)	(0.86)	2,385	—
UltraShort S&P500®
Six Months ended November 30, 2013 (Unaudited)	0.90	0.90	(0.87)	(0.87)	1,560,124	—
Year ended May 31, 2013(x)	0.90	0.90	(0.82)	(0.82)	1,934,575	—
Year ended May 31, 2012(x)	0.89	0.89	(0.86)	(0.86)	1,940,400	—
Year ended May 31, 2011(x)	0.89	0.89	(0.77)	(0.77)	2,034,927	—
Year ended May 31, 2010(x)	0.90	0.90	(0.80)	(0.80)	3,511,675	—
Year ended May 31, 2009(x)	0.91	0.91	(0.14)	(0.14)	3,872,853	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 297

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort QQQ®
Six Months ended November 30, 2013 (Unaudited)(aa)	$91.05	$(0.36)	$(26.92)	$—	$(27.28)	$—	$—	$—	$—	$63.77	(29.96)%	(29.85)%
Year ended May 31, 2013(aa)	141.16	(0.98)	(49.13)	—	(50.11)	—	—	—	—	91.05	(35.50)	(35.48)
Year ended May 31, 2012(aa)	195.97	(1.55)	(53.30)	0.04	(54.81)	—	—	—	—	141.16	(27.97)	(28.04)
Year ended May 31, 2011(o)(aa)	360.33	(2.15)	(162.24)	0.03	(164.36)	—	—	—	—	195.97	(45.62)	(45.53)
Year ended May 31, 2010(o)(aa)	687.45	(3.66)	(323.52)	0.06	(327.12)	—	—	—	—	360.33	(47.57)	(47.67)
Year ended May 31, 2009(o)(aa)	748.06	2.02	132.40	0.96	135.38	(6.00)	(189.99)	—	(195.99)	687.45	7.08	7.00
UltraShort Dow30SM
Six Months ended November 30, 2013 (Unaudited)	34.64	(0.15)	(5.18)	—	(5.33)	—	—	—	—	29.31	(15.40)	(15.35)
Year ended May 31, 2013	57.09	(0.38)	(22.07)	—	(22.45)	—	—	—	—	34.64	(39.32)	(39.28)
Year ended May 31, 2012(u)	67.52	(0.58)	(9.86)	0.01	(10.43)	—	—	—	—	57.09	(15.45)	(15.48)
Year ended May 31, 2011(u)	117.00	(0.74)	(48.75)	0.01	(49.48)	—	—	—	—	67.52	(42.29)	(42.19)
Year ended May 31, 2010(u)	192.60	(1.12)	(74.50)	0.02	(75.60)	—	—	—	—	117.00	(39.25)	(39.04)
Year ended May 31, 2009(u)	211.34	(0.28)	61.45	0.16	61.33	(1.37)	(78.70)	—	(80.07)	192.60	23.56	22.50

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort QQQ®
Six Months ended November 30, 2013 (Unaudited)(aa)	1.03%	0.95%	(1.00)%	(0.92)%	$412,234	—%
Year ended May 31, 2013(aa)	1.03	0.95	(0.94)	(0.86)	434,951	—
Year ended May 31, 2012(aa)	1.02	0.95	(0.98)	(0.91)	557,852	—
Year ended May 31, 2011(o)(aa)	1.02	0.95	(0.91)	(0.83)	693,640	—
Year ended May 31, 2010(o)(aa)	1.02	0.95	(0.92)	(0.85)	887,757	—
Year ended May 31, 2009(o)(aa)	1.02	0.95	0.14	0.21	956,422	—
UltraShort Dow30SM
Six Months ended November 30, 2013 (Unaudited)	0.99	0.95	(0.96)	(0.93)	257,134	—
Year ended May 31, 2013	0.99	0.95	(0.89)	(0.85)	277,973	—
Year ended May 31, 2012(u)	0.97	0.95	(0.93)	(0.91)	291,073	—
Year ended May 31, 2011(u)	0.97	0.95	(0.85)	(0.83)	339,279	—
Year ended May 31, 2010(u)	0.97	0.95	(0.87)	(0.85)	533,081	—
Year ended May 31, 2009(u)	0.98	0.95	(0.14)	(0.11)	639,203	—

See accompanying notes to the financial statements.

298 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort MidCap400
Six Months ended November 30, 2013 (Unaudited)(aa)	$72.42	$(0.31)	$(15.08)	$—	$(15.39)	$—	$—	$—	$—	$57.03	(21.25)%	(20.98)%
Year ended May 31, 2013(aa)	131.86	(0.88)	(58.56)	—	(59.44)	—	—	—	—	72.42	(45.08)	(45.23)
Year ended May 31, 2012(aa)	150.54	(1.39)	(17.32)	0.03	(18.68)	—	—	—	—	131.86	(12.40)	(12.37)
Year ended May 31, 2011(n)(aa)	296.88	(1.78)	(144.59)	0.03	(146.34)	—	—	—	—	150.54	(49.31)	(49.30)
Year ended May 31, 2010(n)(aa)	624.36	(3.29)	(324.21)	0.02	(327.48)	—	—	—	—	296.88	(52.43)	(52.33)
Year ended May 31, 2009(n)(aa)	785.16	2.74	223.43	0.57	226.74	(5.95)	(381.59)	—	(387.54)	624.36	9.02	8.63
UltraShort Russell2000
Six Months ended November 30, 2013 (Unaudited)(aa)	71.75	(0.29)	(21.18)	—	(21.47)	—	—	—	—	50.28	(29.92)	(30.06)
Year ended May 31, 2013(aa)	137.00	(0.84)	(64.41)	—	(65.25)	—	—	—	—	71.75	(47.63)	(47.54)
Year ended May 31, 2012(aa)	161.63	(1.49)	(23.19)	0.05	(24.63)	—	—	—	—	137.00	(15.24)	(15.12)
Year ended May 31, 2011(n)(aa)	326.08	(1.96)	(162.52)	0.03	(164.45)	—	—	—	—	161.63	(50.43)	(50.34)
Year ended May 31, 2010(n)(aa)	717.48	(3.60)	(387.87)	0.07	(391.40)	—	—	—	—	326.08	(54.56)	(54.78)
Year ended May 31, 2009(n)(aa)	1,089.71	3.70	30.32	0.92	34.94	(7.05)	(400.12)	—	(407.17)	717.48	(10.64)	(9.70)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort MidCap400
Six Months ended November 30, 2013 (Unaudited)(aa)	1.53%	0.95%	(1.52)%	(0.93)%	$13,098	—%
Year ended May 31, 2013(aa)	1.19	0.95	(1.10)	(0.86)	16,632	—
Year ended May 31, 2012(aa)	1.09	0.95	(1.05)	(0.92)	35,227	—
Year ended May 31, 2011(n)(aa)	1.26	0.95	(1.13)	(0.82)	28,926	—
Year ended May 31, 2010(n)(aa)	1.14	0.95	(1.03)	(0.85)	43,141	—
Year ended May 31, 2009(n)(aa)	1.03	0.95	0.19	0.27	61,460	—
UltraShort Russell2000
Six Months ended November 30, 2013 (Unaudited)(aa)	1.05	0.95	(1.03)	(0.93)	249,076	—
Year ended May 31, 2013(aa)	1.05	0.95	(0.95)	(0.85)	350,071	—
Year ended May 31, 2012(aa)	1.03	0.95	(1.00)	(0.92)	324,228	—
Year ended May 31, 2011(n)(aa)	1.04	0.95	(0.92)	(0.83)	446,163	—
Year ended May 31, 2010(n)(aa)	1.04	0.95	(0.93)	(0.84)	469,252	—
Year ended May 31, 2009(n)(aa)	1.02	0.95	0.24	0.31	578,467	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 299

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort SmallCap600
Six Months ended November 30, 2013 (Unaudited)(aa)	$73.84	$(0.29)	$(24.04)	$—	$(24.33)	$—	$—	$—	$—	$49.51	(32.95)%	(32.54)%
Year ended May 31, 2013(aa)	138.09	(0.94)	(63.31)	—	(64.25)	—	—	—	—	73.84	(46.53)	(46.50)
Year ended May 31, 2012(aa)	173.89	(1.57)	(34.28)	0.05	(35.80)	—	—	—	—	138.09	(20.59)	(20.89)
Year ended May 31, 2011(n)(aa)	342.47	(2.11)	(166.54)	0.07	(168.58)	—	—	—	—	173.89	(49.24)	(49.26)
Year ended May 31, 2010(n)(aa)	753.53	(3.89)	(407.23)	0.06	(411.06)	—	—	—	—	342.47	(54.56)	(54.78)
Year ended May 31, 2009(n)(aa)	1,055.04	3.85	157.42	1.21	162.48	(6.18)	(457.81)	—	(463.99)	753.53	0.75	0.81
UltraPro Short S&P500®
Six Months ended November 30, 2013 (Unaudited)(aa)	95.74	(0.37)	(29.90)	—	(30.27)	—	—	—	—	65.47	(31.61)	(31.26)
Year ended May 31, 2013(aa)	217.81	(1.18)	(120.89)	—	(122.07)	—	—	—	—	95.74	(56.05)	(56.28)
Year ended May 31, 2012(v)(aa)	299.22	(2.27)	(79.20)	0.06	(81.41)	—	—	—	—	217.81	(27.20)	(27.19)
Year ended May 31, 2011(v)(aa)	692.70	(3.56)	(390.01)	0.09	(393.48)	—	—	—	—	299.22	(56.81)	(56.68)
June 23, 2009* through May 31, 2010(v)(aa)	1,600.00	(5.83)	(901.67)	0.20	(907.30)	—	—	—	—	692.70	(56.70)	(56.80)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort SmallCap600
Six Months ended November 30, 2013 (Unaudited)(aa)	2.50%	0.95%	(2.48)%	(0.94)%	$4,873	—%
Year ended May 31, 2013(aa)	1.64	0.95	(1.56)	(0.86)	7,267	—
Year ended May 31, 2012(aa)	1.30	0.95	(1.27)	(0.92)	21,358	—
Year ended May 31, 2011(n)(aa)	1.53	0.95	(1.40)	(0.82)	20,374	—
Year ended May 31, 2010(n)(aa)	1.36	0.95	(1.25)	(0.84)	19,264	—
Year ended May 31, 2009(n)(aa)	1.11	0.95	0.15	0.31	24,725	—
UltraPro Short S&P500®
Six Months ended November 30, 2013 (Unaudited)(aa)	0.92	0.92	(0.89)	(0.89)	476,752	—
Year ended May 31, 2013(aa)	0.93	0.93	(0.85)	(0.85)	582,305	—
Year ended May 31, 2012(v)(aa)	0.93	0.93	(0.89)	(0.89)	467,180	—
Year ended May 31, 2011(v)(aa)	0.95	0.95	(0.82)	(0.82)	308,943	—
June 23, 2009* through May 31, 2010(v)(aa)	1.01	0.95	(0.91)	(0.86)	249,373	—

*  Commencement of investment operations.
See accompanying notes to the financial statements.

300 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro Short QQQ®
Six Months ended November 30, 2013 (Unaudited)(aa)	$108.48	$(0.40)	$(45.14)	$—	$(45.54)	$—	$—	$—	$—	$62.94	(41.98)%	(41.89)%
Year ended May 31, 2013(aa)	215.45	(1.26)	(105.71)	—	(106.97)	—	—	—	—	108.48	(49.65)	(49.58)
Year ended May 31, 2012(u)(aa)	381.84	(2.41)	(164.06)	0.08	(166.39)	—	—	—	—	215.45	(43.58)	(43.59)
Year ended May 31, 2011(u)(aa)	989.08	(4.28)	(603.09)	0.13	(607.24)	—	—	—	—	381.84	(61.39)	(61.47)
February 9, 2010* through May 31, 2010(u)(aa)	1,280.00	(2.36)	(288.56)	—	(290.92)	—	—	—	—	989.08	(22.73)	(22.66)
UltraPro Short Dow30SM
Six Months ended November 30, 2013 (Unaudited)	42.10	(0.18)	(9.37)	—	(9.55)	—	—	—	—	32.55	(22.68)	(22.47)
Year ended May 31, 2013(x)	90.29	(0.51)	(47.68)	—	(48.19)	—	—	—	—	42.10	(53.37)	(53.48)
Year ended May 31, 2012(x)	123.18	(0.91)	(31.99)	0.01	(32.89)	—	—	—	—	90.29	(26.71)	(26.74)
Year ended May 31, 2011(x)	287.42	(1.45)	(162.81)	0.02	(164.24)	—	—	—	—	123.18	(57.14)	(57.18)
February 9, 2010* through May 31, 2010(x)	320.00	(0.65)	(31.93)	—	(32.58)	—	—	—	—	287.42	(10.18)	(10.04)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro Short QQQ®
Six Months ended November 30, 2013 (Unaudited)(aa)	1.06%	0.95%	(1.02)%	(0.91)%	$188,020	—%
Year ended May 31, 2013(aa)	1.07	0.95	(0.98)	(0.85)	212,880	—
Year ended May 31, 2012(u)(aa)	1.08	0.95	(1.03)	(0.90)	131,942	—
Year ended May 31, 2011(u)(aa)	1.20	0.95	(1.08)	(0.83)	89,493	—
February 9, 2010* through May 31, 2010(u)(aa)	1.86	0.95	(1.73)	(0.82)	27,818	—
UltraPro Short Dow30SM
Six Months ended November 30, 2013 (Unaudited)	1.03	0.95	(1.01)	(0.93)	109,038	—
Year ended May 31, 2013(x)	1.05	0.95	(0.96)	(0.86)	122,079	—
Year ended May 31, 2012(x)	1.06	0.95	(1.02)	(0.91)	71,102	—
Year ended May 31, 2011(x)	1.25	0.95	(1.13)	(0.83)	33,876	—
February 9, 2010* through May 31, 2010(x)	2.15	0.95	(2.02)	(0.83)	10,778	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 301

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro Short MidCap400
Six Months ended November 30, 2013 (Unaudited)(aa)	$88.02	$(0.35)	$(27.04)	$—	$(27.39)	$—	$—	$—	$—	$60.63	(31.10)%	(30.07)%
Year ended May 31, 2013(aa)	222.43	(1.29)	(133.12)	—	(134.41)	—	—	—	—	88.02	(60.43)	(60.93)
Year ended May 31, 2012(u)(aa)	305.36	(2.60)	(80.43)	0.10	(82.93)	—	—	—	—	222.43	(27.16)	(26.99)
Year ended May 31, 2011(u)(aa)	888.36	(4.18)	(578.82)	—	(583.00)	—	—	—	—	305.36	(65.62)	(65.64)
February 9, 2010* through May 31, 2010(u)(aa)	1,280.00	(2.30)	(389.34)	—	(391.64)	—	—	—	—	888.36	(30.60)	(30.69)
UltraPro Short Russell2000
Six Months ended November 30, 2013 (Unaudited)(aa)	79.51	(0.29)	(33.27)	—	(33.56)	—	—	—	—	45.95	(42.20)	(42.06)
Year ended May 31, 2013(aa)	217.23	(1.09)	(136.63)	—	(137.72)	—	—	—	—	79.51	(63.40)	(63.49)
Year ended May 31, 2012(v)(aa)	326.55	(2.47)	(106.92)	0.07	(109.32)	—	—	—	—	217.23	(33.48)	(33.33)
Year ended May 31, 2011(v)(aa)	1,005.12	(4.22)	(674.43)	0.08	(678.57)	—	—	—	—	326.55	(67.51)	(67.45)
February 9, 2010* through May 31, 2010(v)(aa)	1,600.00	(2.55)	(592.33)	—	(594.88)	—	—	—	—	1,005.12	(37.18)	(37.21)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro Short MidCap400
Six Months ended November 30, 2013 (Unaudited)(aa)	2.45%	0.95%	(2.44)%	(0.94)%	$5,684	—%
Year ended May 31, 2013(aa)	2.05	0.95	(1.96)	(0.86)	6,050	—
Year ended May 31, 2012(u)(aa)	1.71	0.95	(1.68)	(0.92)	9,729	—
Year ended May 31, 2011(u)(aa)	2.41	0.95	(2.28)	(0.82)	9,543	—
February 9, 2010* through May 31, 2010(u)(aa)	2.74	0.95	(2.63)	(0.84)	5,552	—
UltraPro Short Russell2000
Six Months ended November 30, 2013 (Unaudited)(aa)	1.13	0.95	(1.11)	(0.93)	57,097	—
Year ended May 31, 2013(aa)	1.14	0.95	(1.04)	(0.85)	74,936	—
Year ended May 31, 2012(v)(aa)	1.11	0.95	(1.07)	(0.91)	71,681	—
Year ended May 31, 2011(v)(aa)	1.23	0.95	(1.12)	(0.84)	54,697	—
February 9, 2010* through May 31, 2010(v)(aa)	2.12	0.95	(1.99)	(0.82)	15,077	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

302 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Russell1000 Value
Six Months ended November 30, 2013 (Unaudited)	$54.81	$(0.21)	$(10.92)	$—	$(11.13)	$—	$—	$—	$—	$43.68	(20.29)%	(17.24)%
Year ended May 31, 2013(y)	102.64	(0.65)	(47.18)	—	(47.83)	—	—	—	—	54.81	(46.60)	(49.55)
Year ended May 31, 2012(y)	115.02	(1.07)	(11.31)	—	(12.38)	—	—	—	—	102.64	(10.76)	(11.41)
Year ended May 31, 2011(y)	194.48	(1.35)	(78.16)	0.05	(79.46)	—	—	—	—	115.02	(40.85)	(40.11)
Year ended May 31, 2010(y)	339.64	(1.90)	(143.28)	0.02	(145.16)	—	—	—	—	194.48	(42.74)	(42.11)
Year ended May 31, 2009(y)	321.73	(0.96)	59.07 (i)	0.56	58.67	(2.64)	(38.12)	—	(40.76)	339.64	15.10	14.12
UltraShort Russell1000 Growth
Six Months ended November 30, 2013 (Unaudited)	39.67	(0.17)	(9.73)	—	(9.90)	—	—	—	—	29.77	(24.96)	(22.99)
Year ended May 31, 2013	63.16	(0.43)	(23.06)	—	(23.49)	—	—	—	—	39.67	(37.19)	(36.23)
Year ended May 31, 2012(u)	77.31	(0.69)	(13.50)	0.04	(14.15)	—	—	—	—	63.16	(18.31)	(20.86)
Year ended May 31, 2011(u)	140.64	(0.89)	(62.45)	0.01	(63.33)	—	—	—	—	77.31	(45.02)	(45.01)
Year ended May 31, 2010(u)	230.02	(1.34)	(88.06)	0.02	(89.38)	—	—	—	—	140.64	(38.86)	(38.64)
Year ended May 31, 2009(u)	252.00	(0.47)	111.50	0.27	111.30	(1.42)	(131.86)	—	(133.28)	230.02	26.02	25.79

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Russell1000 Value
Six Months ended November 30, 2013 (Unaudited)	10.34%	0.95%	(10.33)%	(0.94)%	$819	—%
Year ended May 31, 2013(y)	6.63	0.95	(6.53)	(0.85)	1,028	—
Year ended May 31, 2012(y)	5.03	0.95	(5.00)	(0.92)	1,925	—
Year ended May 31, 2011(y)	3.17	0.95	(3.04)	(0.82)	2,157	—
Year ended May 31, 2010(y)	1.96	0.95	(1.85)	(0.84)	10,939	—
Year ended May 31, 2009(y)	1.45	0.95	(0.71)	(0.21)	12,736	—
UltraShort Russell1000 Growth
Six Months ended November 30, 2013 (Unaudited)	3.49	0.95	(3.49)	(0.94)	1,116	—
Year ended May 31, 2013	4.60	0.95	(4.53)	(0.87)	4,462	—
Year ended May 31, 2012(u)	2.99	0.95	(2.96)	(0.92)	2,367	—
Year ended May 31, 2011(u)	2.54	0.95	(2.41)	(0.82)	4,349	—
Year ended May 31, 2010(u)	1.89	0.95	(1.78)	(0.85)	10,548	—
Year ended May 31, 2009(u)	1.38	0.95	(0.57)	(0.14)	17,251	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 303

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Russell MidCap Value
Six Months ended November 30, 2013 (Unaudited)	$22.59	$(0.10)	$(4.58)	$—	$(4.68)	$—	$—	$—	$—	$17.91	(20.71)%	(25.03)%
Year ended May 31, 2013	43.42	(0.27)	(20.56)	—	(20.83)	—	—	—	—	22.59	(47.96)	(44.62)
Year ended May 31, 2012	47.44	(0.45)	(3.57)	—	(4.02)	—	—	—	—	43.42	(8.49)	(10.14)
Year ended May 31, 2011(n)	88.60	(0.58)	(40.62)	0.04	(41.16)	—	—	—	—	47.44	(46.46)	(45.29)
Year ended May 31, 2010(n)	217.92	(1.00)	(113.95)	0.03	(114.92)	—	(14.40)	—	(14.40)	88.60	(56.07)	(56.50)
Year ended May 31, 2009(n)	313.53	(1.21)	128.70	0.11	127.60	(1.53)	(221.68)	—	(223.21)	217.92	14.54	13.85
UltraShort Russell MidCap Growth
Six Months ended November 30, 2013 (Unaudited)	23.11	(0.10)	(5.57)	—	(5.67)	—	—	—	—	17.44	(24.56)	(21.86)
Year ended May 31, 2013	39.90	(0.27)	(16.52)	—	(16.79)	—	—	—	—	23.11	(42.07)	(43.74)
Year ended May 31, 2012	44.53	(0.42)	(4.21)	—	(4.63)	—	—	—	—	39.90	(10.41)	(9.81)
Year ended May 31, 2011(n)	92.35	(0.58)	(47.27)	0.03	(47.82)	—	—	—	—	44.53	(51.79)	(51.75)
Year ended May 31, 2010(n)	181.57	(0.97)	(88.27)	0.02	(89.22)	—	—	—	—	92.35	(49.14)	(49.35)
Year ended May 31, 2009(n)	242.96	0.71	143.09	0.17	143.97	(2.24)	(203.12)	—	(205.36)	181.57	21.03	21.38

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Russell MidCap Value
Six Months ended November 30, 2013 (Unaudited)	12.44%	0.95%	(12.44)%	(0.94)%	$671	—%
Year ended May 31, 2013	7.91	0.95	(7.81)	(0.85)	846	—
Year ended May 31, 2012	5.77	0.95	(5.74)	(0.92)	1,626	—
Year ended May 31, 2011(n)	3.99	0.95	(3.85)	(0.81)	1,777	—
Year ended May 31, 2010(n)	3.54	0.95	(3.43)	(0.84)	3,322	—
Year ended May 31, 2009(n)	2.51	0.95	(1.86)	(0.30)	4,086	—
UltraShort Russell MidCap Growth
Six Months ended November 30, 2013 (Unaudited)	8.68	0.95	(8.67)	(0.94)	980	—
Year ended May 31, 2013	5.67	0.95	(5.58)	(0.86)	1,299	—
Year ended May 31, 2012	4.44	0.95	(4.41)	(0.92)	2,243	—
Year ended May 31, 2011(n)	3.27	0.95	(3.13)	(0.81)	2,503	—
Year ended May 31, 2010(n)	2.48	0.95	(2.38)	(0.84)	5,195	—
Year ended May 31, 2009(n)	1.78	0.95	(0.61)	0.22	6,809	—

See accompanying notes to the financial statements.

304 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Russell2000 Value
Six Months ended November 30, 2013 (Unaudited)(aa)	$82.87	$(0.34)	$(22.24)		$—	$(22.58)	$—	$—	$—	$—	$60.29	(27.25)%	(26.17)%
Year ended May 31, 2013(aa)	157.28	(0.99)	(73.42)		—	(74.41)	—	—	—	—	82.87	(47.31)	(48.42)
Year ended May 31, 2012(aa)	185.84	(1.71)	(26.85)		—	(28.56)	—	—	—	—	157.28	(15.37)	(15.57)
Year ended May 31, 2011(n)(aa)	335.43	(2.20)	(147.45)		0.06	(149.59)	—	—	—	—	185.84	(44.61)	(44.54)
Year ended May 31, 2010(n)(aa)	787.65	(4.03)	(448.26)		0.07	(452.22)	—	—	—	—	335.43	(57.42)	(57.68)
Year ended May 31, 2009(n)(aa)	1,346.01	1.15	(62.90	)(i)	1.41	(60.34)	(9.44)	(488.58)	—	(498.02)	787.65	(16.68)	(16.36)
UltraShort Russell2000 Growth
Six Months ended November 30, 2013 (Unaudited)(aa)	65.72	(0.26)	(21.25)		—	(21.51)	—	—	—	—	44.21	(32.73)	(32.13)
Year ended May 31, 2013(aa)	125.46	(0.81)	(58.93)		—	(59.74)	—	—	—	—	65.72	(47.62)	(47.76)
Year ended May 31, 2012(aa)	148.74	(1.35)	(21.96)		0.03	(23.28)	—	—	—	—	125.46	(15.65)	(17.16)
Year ended May 31, 2011(o)(aa)	334.01	(1.90)	(183.47)		0.10	(185.27)	—	—	—	—	148.74	(55.46)	(55.06)
Year ended May 31, 2010(o)(aa)	762.13	(3.61)	(358.82)		0.09	(362.34)	—	(65.78)	—	(65.78)	334.01	(51.35)	(51.60)
Year ended May 31, 2009(o)(aa)	1,331.02	5.26	350.62		1.08	356.96	(11.13)	(914.72)	—	(925.85)	762.13	(1.51)	(1.08)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Russell2000 Value
Six Months ended November 30, 2013 (Unaudited)(aa)	5.40%	0.95%	(5.39)%	(0.94)%	$1,977	—%
Year ended May 31, 2013(aa)	3.15	0.95	(3.05)	(0.85)	2,718	—
Year ended May 31, 2012(aa)	2.36	0.95	(2.33)	(0.92)	5,159	—
Year ended May 31, 2011(n)(aa)	2.07	0.95	(1.94)	(0.82)	6,096	—
Year ended May 31, 2010(n)(aa)	1.85	0.95	(1.74)	(0.84)	7,862	—
Year ended May 31, 2009(n)(aa)	1.46	0.95	(0.43)	0.08	14,768	—
UltraShort Russell2000 Growth
Six Months ended November 30, 2013 (Unaudited)(aa)	2.87	0.95	(2.85)	(0.94)	3,813	—
Year ended May 31, 2013(aa)	2.30	0.95	(2.20)	(0.86)	5,668	—
Year ended May 31, 2012(aa)	1.50	0.95	(1.47)	(0.92)	8,468	—
Year ended May 31, 2011(o)(aa)	1.81	0.95	(1.68)	(0.82)	10,039	—
Year ended May 31, 2010(o)(aa)	1.80	0.95	(1.69)	(0.84)	12,525	—
Year ended May 31, 2009(o)(aa)	1.61	0.95	(0.31)	0.35	11,432	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 305

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short Basic Materials
Six Months ended November 30, 2013 (Unaudited)	$31.92	$(0.15)	$(3.17)	$—		$(3.32)	$—	$—	$—	$—	$28.60	(10.39)%	(9.20)%
Year ended May 31, 2013	39.25	(0.30)	(7.03)	—		(7.33)	—	—	—	—	31.92	(18.69)	(19.98)
Year ended May 31, 2012	35.39	(0.35)	4.20 (i)	0.01		3.86	—	—	—	—	39.25	10.92	10.65
Year ended May 31, 2011	53.43	(0.36)	(17.68)	—	(h)	(18.04)	—	—	—	—	35.39	(33.76)	(33.01)
March 16, 2010* through May 31, 2010	50.00	(0.09)	3.51	0.01		3.43	—	—	—	—	53.43	6.86	5.98
Short Financials
Six Months ended November 30, 2013 (Unaudited)	23.46	(0.10)	(2.19)	—		(2.29)	—	—	—	—	21.17	(9.77)	(9.65)
Year ended May 31, 2013	33.94	(0.25)	(10.23)	—		(10.48)	—	—	—	—	23.46	(30.88)	(30.98)
Year ended May 31, 2012	35.63	(0.34)	(1.35)	—	(h)	(1.69)	—	—	—	—	33.94	(4.74)	(4.80)
Year ended May 31, 2011	41.93	(0.32)	(5.98)	—	(h)	(6.30)	—	—	—	—	35.63	(15.05)	(15.06)
Year ended May 31, 2010	56.71	(0.39)	(14.39)	—	(h)	(14.78)	—	—	—	—	41.93	(26.06)	(26.19)
June 10, 2008* through May 31, 2009	70.00	(0.42)	(9.29)	—	(h)	(9.71)	(0.14)	(3.44)	—	(3.58)	56.71	(15.41)	(15.20)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short Basic Materials
Six Months ended November 30, 2013 (Unaudited)	3.52%	0.95%	(3.51)%	(0.94)%	$2,860	—%
Year ended May 31, 2013	2.05	0.95	(1.97)	(0.86)	4,787	—
Year ended May 31, 2012	2.11	0.95	(2.07)	(0.91)	7,850	—
Year ended May 31, 2011	2.21	0.95	(2.09)	(0.83)	5,308	—
March 16, 2010* through May 31, 2010	3.52	0.95	(3.39)	(0.82)	5,343	—
Short Financials
Six Months ended November 30, 2013 (Unaudited)	1.21	0.95	(1.18)	(0.92)	31,748	—
Year ended May 31, 2013	1.08	0.95	(0.99)	(0.86)	38,705	—
Year ended May 31, 2012	1.01	0.95	(0.99)	(0.92)	101,818	—
Year ended May 31, 2011	1.05	0.95	(0.93)	(0.84)	93,528	—
Year ended May 31, 2010	1.04	0.95	(0.94)	(0.85)	103,783	—
June 10, 2008* through May 31, 2009	1.19	0.95	(0.81)	(0.57)	157,371	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

306 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short Oil & Gas
Six Months ended November 30, 2013 (Unaudited)	$28.04	$(0.13)	$(2.46)	$—		$(2.59)	$—	$—	$—	$—	$25.45	(9.25)%	(9.23)%
Year ended May 31, 2013	37.19	(0.27)	(8.88)	—		(9.15)	—	—	—	—	28.04	(24.59)	(25.48)
Year ended May 31, 2012	34.91	(0.33)	2.61	—	(h)	2.28	—	—	—	—	37.19	6.52	5.85
Year ended May 31, 2011	54.06	(0.36)	(18.79)	—	(h)	(19.15)	—	—	—	—	34.91	(35.44)	(35.21)
Year ended May 31, 2010	59.14	(0.46)	(4.62)	—	(h)	(5.08)	—	—	—	—	54.06	(8.59)	(8.86)
June 10, 2008* through May 31, 2009	70.00	0.15	13.47	0.01		13.63	(0.20)	(24.29)	—	(24.49)	59.14	12.66	13.04
Short Real Estate
Six Months ended November 30, 2013 (Unaudited)	25.82	(0.12)	1.19	—		1.07	—	—	—	—	26.89	4.16	3.95
Year ended May 31, 2013	31.04	(0.24)	(4.98)	—		(5.22)	—	—	—	—	25.82	(16.84)	(16.87)
Year ended May 31, 2012	34.80	(0.32)	(3.44)	—	(h)	(3.76)	—	—	—	—	31.04	(10.78)	(11.00)
Year ended May 31, 2011	48.14	(0.34)	(13.01)	0.01		(13.34)	—	—	—	—	34.80	(27.73)	(27.20)
March 16, 2010* through May 31, 2010	50.00	(0.08)	(1.79)	0.01		(1.86)	—	—	—	—	48.14	(3.72)	(4.12)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short Oil & Gas
Six Months ended November 30, 2013 (Unaudited)	3.20%	0.95%	(3.19)%	(0.94)%	$1,909	—%
Year ended May 31, 2013	2.59	0.95	(2.50)	(0.86)	4,207	—
Year ended May 31, 2012	1.86	0.95	(1.82)	(0.92)	8,368	—
Year ended May 31, 2011	1.91	0.95	(1.79)	(0.83)	10,474	—
Year ended May 31, 2010	1.81	0.95	(1.73)	(0.87)	12,164	—
June 10, 2008* through May 31, 2009	1.70	0.95	(0.55)	0.20	4,435	—
Short Real Estate
Six Months ended November 30, 2013 (Unaudited)	1.10	0.95	(1.08)	(0.93)	34,954	—
Year ended May 31, 2013	1.32	0.95	(1.23)	(0.86)	18,071	—
Year ended May 31, 2012	1.18	0.95	(1.14)	(0.92)	29,493	—
Year ended May 31, 2011	1.33	0.95	(1.21)	(0.83)	10,439	—
March 16, 2010* through May 31, 2010	3.68	0.95	(3.54)	(0.82)	4,814	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 307

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short KBW Regional Banking
Six Months ended November 30, 2013 (Unaudited)	$37.70	$(0.16)	$(8.23)	$—	$(8.39)	$—	$—	$—	$—	$29.31	(22.25)%	(21.72)%
Year ended May 31, 2013	47.41	(0.37)	(9.34)	—	(9.71)	—	—	—	—	37.70	(20.50)	(22.89)
Year ended May 31, 2012	57.95	(0.54)	(10.05)	0.05	(10.54)	—	—	—	—	47.41	(18.18)	(17.37)
Year ended May 31, 2011	65.55	(0.53)	(7.09)	0.02	(7.60)	—	—	—	—	57.95	(11.61)	(11.31)
April 20, 2010* through May 31, 2010	60.00	(0.06)	5.60	0.01	5.55	—	—	—	—	65.55	9.25	9.35
UltraShort Basic Materials
Six Months ended November 30, 2013 (Unaudited)	47.33	(0.21)	(9.37)	—	(9.58)	—	—	—	—	37.75	(20.24)	(20.38)
Year ended May 31, 2013(x)	73.60	(0.50)	(25.77)	—	(26.27)	—	—	—	—	47.33	(35.69)	(35.61)
Year ended May 31, 2012(x)	66.49	(0.67)	7.74	0.04	7.11	—	—	—	—	73.60	10.71	10.59
Year ended May 31, 2011(x)	159.03	(0.80)	(91.78)	0.04	(92.54)	—	—	—	—	66.49	(58.20)	(58.07)
Year ended May 31, 2010(k)(x)	355.70	(1.64)	(195.13)	0.10	(196.67)	—	—	—	—	159.03	(55.30)	(55.66)
Year ended May 31, 2009(k)(x)	570.46	3.41	317.08	1.16	321.65	(4.83)	(531.58)	—	(536.41)	355.70	1.25	1.23

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short KBW Regional Banking
Six Months ended November 30, 2013 (Unaudited)	6.23%	0.95%	(6.21)%	(0.94)%	$1,465	—%
Year ended May 31, 2013	3.16	0.95	(3.06)	(0.85)	1,885	—
Year ended May 31, 2012	1.51	0.95	(1.48)	(0.93)	4,741	—
Year ended May 31, 2011	1.24	0.95	(1.13)	(0.84)	23,181	—
April 20, 2010* through May 31, 2010	3.40	0.95	(3.27)	(0.82)	19,665	—
UltraShort Basic Materials
Six Months ended November 30, 2013 (Unaudited)	1.28	0.95	(1.27)	(0.94)	21,366	—
Year ended May 31, 2013(x)	1.11	0.95	(1.03)	(0.87)	30,339	—
Year ended May 31, 2012(x)	1.08	0.95	(1.06)	(0.92)	51,335	—
Year ended May 31, 2011(x)	1.06	0.95	(0.92)	(0.81)	96,235	—
Year ended May 31, 2010(k)(x)	1.05	0.95	(0.94)	(0.84)	131,792	—
Year ended May 31, 2009(k)(x)	1.01	0.95	0.37	0.43	62,692	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

308 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Nasdaq Biotechnology
Six Months ended November 30, 2013 (Unaudited)	$36.61	$(0.13)	$(15.04)	$—	$(15.17)	$—	$—	$—	$—	$21.44	(41.45)%	(41.41)%
Year ended May 31, 2013(x)	89.45	(0.50)	(52.34)	—	(52.84)	—	—	—	—	36.61	(59.07)	(58.96)
Year ended May 31, 2012(x)	143.98	(1.08)	(53.52)	0.07	(54.53)	—	—	—	—	89.45	(37.87)	(38.15)
Year ended May 31, 2011(x)	298.35	(1.98)	(152.43)	0.04	(154.37)	—	—	—	—	143.98	(51.74)	(51.12)
April 7, 2010* through May 31, 2010(x)	240.00	(0.32)	58.62	0.05	58.35	—	—	—	—	298.35	24.32	23.17
UltraShort Consumer Goods
Six Months ended November 30, 2013 (Unaudited)	44.79	(0.19)	(8.88)	—	(9.07)	—	—	—	—	35.72	(20.24)	(18.28)
Year ended May 31, 2013(x)	74.39	(0.50)	(29.10)	—	(29.60)	—	—	—	—	44.79	(39.79)	(41.82)
Year ended May 31, 2012(x)	89.49	(0.81)	(14.30)	0.01	(15.10)	—	—	—	—	74.39	(16.87)	(17.18)
Year ended May 31, 2011(x)	161.97	(1.02)	(71.48)	0.02	(72.48)	—	—	—	—	89.49	(44.75)	(44.66)
Year ended May 31, 2010(x)	262.31	(1.55)	(98.82)	0.03	(100.34)	—	—	—	—	161.97	(38.26)	(38.31)
Year ended May 31, 2009(x)	275.85	0.16	62.93	0.26	63.35	(1.46)	(75.43)	—	(76.89)	262.31	18.16	17.50

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Nasdaq Biotechnology
Six Months ended November 30, 2013 (Unaudited)	2.72%	0.95%	(2.71)%	(0.94)%	$8,039	—%
Year ended May 31, 2013(x)	2.91	0.95	(2.81)	(0.85)	4,576	—
Year ended May 31, 2012(x)	3.72	0.95	(3.67)	(0.90)	4,473	—
Year ended May 31, 2011(x)	2.20	0.95	(2.07)	(0.82)	1,800	—
April 7, 2010* through May 31, 2010(x)	3.56	0.95	(3.42)	(0.81)	7,459	—
UltraShort Consumer Goods
Six Months ended November 30, 2013 (Unaudited)	2.86	0.95	(2.86)	(0.94)	4,017	—
Year ended May 31, 2013(x)	3.99	0.95	(3.91)	(0.87)	5,037	—
Year ended May 31, 2012(x)	2.81	0.95	(2.78)	(0.92)	2,790	—
Year ended May 31, 2011(x)	2.02	0.95	(1.89)	(0.82)	6,712	—
Year ended May 31, 2010(x)	1.49	0.95	(1.38)	(0.84)	15,184	—
Year ended May 31, 2009(x)	1.19	0.95	(0.19)	0.05	19,674	—

*  Commencement of investment operations.
See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 309

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Consumer Services
Six Months ended November 30, 2013 (Unaudited)	$27.12	$(0.11)	$(7.97)		$—		$(8.08)	$—	$—	$—	$—	$19.04	(29.77)%	(28.40)%
Year ended May 31, 2013	50.78	(0.33)	(23.33)		—		(23.66)	—	—	—	—	27.12	(46.60)	(47.81)
Year ended May 31, 2012(u)	71.05	(0.60)	(19.67)		—	(h)	(20.27)	—	—	—	—	50.78	(28.53)	(28.85)
Year ended May 31, 2011(u)	124.17	(0.82)	(52.33)		0.03		(53.12)	—	—	—	—	71.05	(42.80)	(42.64)
Year ended May 31, 2010(u)	257.47	(1.46)	(131.90)		0.06		(133.30)	—	—	—	—	124.17	(51.78)	(51.73)
Year ended May 31, 2009(u)	335.59	0.08	58.66		0.41		59.15	(1.62)	(135.65)	—	(137.27)	257.47	5.04	4.78
UltraShort Financials
Six Months ended November 30, 2013 (Unaudited)	22.73	(0.10)	(4.27)		—		(4.37)	—	—	—	—	18.36	(19.20)	(19.39)
Year ended May 31, 2013	48.37	(0.30)	(25.34)		—		(25.64)	—	—	—	—	22.73	(53.02)	(53.01)
Year ended May 31, 2012	58.89	(0.54)	(9.99)		0.01		(10.52)	—	—	—	—	48.37	(17.86)	(17.90)
Year ended May 31, 2011(n)	84.48	(0.60)	(25.00)		0.01		(25.59)	—	—	—	—	58.89	(30.29)	(30.10)
Year ended May 31, 2010(n)	165.54	(0.89)	(80.20)		0.03		(81.06)	—	—	—	—	84.48	(48.97)	(49.24)
Year ended May 31, 2009(n)	440.65	1.60	(276.01	)(i)	0.72		(273.69)	(1.42)	—	—	(1.42)	165.54	(62.32)	(62.28)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Consumer Services
Six Months ended November 30, 2013 (Unaudited)	2.64%	0.95%	(2.64)%	(0.94)%	$4,282	—%
Year ended May 31, 2013	2.13	0.95	(2.04)	(0.86)	6,098	—
Year ended May 31, 2012(u)	1.70	0.95	(1.66)	(0.92)	7,611	—
Year ended May 31, 2011(u)	1.35	0.95	(1.20)	(0.81)	13,323	—
Year ended May 31, 2010(u)	1.15	0.95	(1.03)	(0.83)	32,595	—
Year ended May 31, 2009(u)	1.03	0.95	(0.06)	0.02	72,413	—
UltraShort Financials
Six Months ended November 30, 2013 (Unaudited)	1.05	0.95	(1.03)	(0.94)	100,148	—
Year ended May 31, 2013	1.01	0.95	(0.92)	(0.86)	122,245	—
Year ended May 31, 2012	0.97	0.95	(0.94)	(0.92)	260,223	—
Year ended May 31, 2011(n)	0.97	0.95	(0.85)	(0.84)	307,966	—
Year ended May 31, 2010(n)	0.96	0.95	(0.86)	(0.85)	598,763	—
Year ended May 31, 2009(n)	0.95	0.95	0.38	0.38	1,204,273	—

See accompanying notes to the financial statements.

310 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Health Care
Six Months ended November 30, 2013 (Unaudited)	$36.36	$(0.15)	$(9.78)	$—	$(9.93)	$—	$—	$—	$—	$26.43	(27.31)%	(26.14)%
Year ended May 31, 2013(x)	72.37	(0.44)	(35.57)	—	(36.01)	—	—	—	—	36.36	(49.76)	(48.86)
Year ended May 31, 2012(x)	86.37	(0.77)	(13.23)	—	(14.00)	—	—	—	—	72.37	(16.20)	(18.02)
Year ended May 31, 2011(x)	152.08	(1.02)	(64.69)	—	(65.71)	—	—	—	—	86.37	(43.21)	(43.27)
Year ended May 31, 2010(x)	219.30	(1.36)	(65.88)	0.02	(67.22)	—	—	—	—	152.08	(30.66)	(32.07)
Year ended May 31, 2009(x)	309.84	0.05	30.09 (i)	0.11	30.25	(2.18)	(118.61)	—	(120.79)	219.30	5.26	8.06
UltraShort Industrials
Six Months ended November 30, 2013 (Unaudited)(aa)	79.71	(0.33)	(22.08)	—	(22.41)	—	—	—	—	57.30	(28.11)	(26.63)
Year ended May 31, 2013(aa)	147.94	(0.95)	(67.28)	—	(68.23)	—	—	—	—	79.71	(46.12)	(47.16)
Year ended May 31, 2012(aa)	169.32	(1.63)	(19.78)	0.03	(21.38)	—	—	—	—	147.94	(12.63)	(12.50)
Year ended May 31, 2011(n)(aa)	330.36	(1.99)	(159.24)	0.19	(161.04)	—	—	—	—	169.32	(48.75)	(48.68)
Year ended May 31, 2010(n)(aa)	693.33	(3.76)	(359.30)	0.09	(362.97)	—	—	—	—	330.36	(52.34)	(52.12)
Year ended May 31, 2009(n)(aa)	865.35	1.99	595.48	0.99	598.46	(4.94)	(765.54)	—	(770.48)	693.33	43.35	42.30

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Health Care
Six Months ended November 30, 2013 (Unaudited)	3.88%	0.95%	(3.86)%	(0.94)%	$2,477	—%
Year ended May 31, 2013(x)	2.78	0.95	(2.68)	(0.85)	3,408	—
Year ended May 31, 2012(x)	3.37	0.95	(3.33)	(0.91)	4,071	—
Year ended May 31, 2011(x)	3.37	0.95	(3.25)	(0.83)	3,239	—
Year ended May 31, 2010(x)	2.52	0.95	(2.41)	(0.84)	5,703	—
Year ended May 31, 2009(x)	1.78	0.95	(0.81)	0.02	12,336	—
UltraShort Industrials
Six Months ended November 30, 2013 (Unaudited)(aa)	3.02	0.95	(3.01)	(0.94)	3,491	—
Year ended May 31, 2013(aa)	2.29	0.95	(2.19)	(0.85)	4,856	—
Year ended May 31, 2012(aa)	1.95	0.95	(1.92)	(0.92)	6,238	—
Year ended May 31, 2011(n)(aa)	2.02	0.95	(1.89)	(0.82)	7,140	—
Year ended May 31, 2010(n)(aa)	1.42	0.95	(1.30)	(0.83)	13,937	—
Year ended May 31, 2009(n)(aa)	1.09	0.95	0.03	0.16	35,750	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 311

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Oil & Gas
Six Months ended November 30, 2013 (Unaudited)	$63.86	$(0.24)	$(11.27)		$—	$(11.51)	$—	$—	$—	$—	$52.35	(18.02)%	(17.99)%
Year ended May 31, 2013(y)	115.24	(0.69)	(50.69)		—	(51.38)	—	—	—	—	63.86	(44.58)	(44.57)
Year ended May 31, 2012(y)	110.48	(1.01)	5.74		0.03	4.76	—	—	—	—	115.24	4.31	4.16
Year ended May 31, 2011(y)	276.10	(1.43)	(164.23)		0.04	(165.62)	—	—	—	—	110.48	(59.99)	(59.96)
Year ended May 31, 2010(k)(y)	346.46	(2.43)	(68.02)		0.09	(70.36)	—	—	—	—	276.10	(20.30)	(19.67)
Year ended May 31, 2009(k)(y)	574.43	4.01	(70.20	)(i)	0.70	(65.49)	(5.18)	(157.30)	—	(162.48)	346.46	(22.80)	(23.55)
UltraShort Real Estate
Six Months ended November 30, 2013 (Unaudited)	20.63	(0.10)	1.57		—	1.47	—	—	—	—	22.10	7.11	7.81
Year ended May 31, 2013	29.96	(0.20)	(9.13)		—	(9.33)	—	—	—	—	20.63	(31.12)	(31.55)
Year ended May 31, 2012(r)	40.83	(0.35)	(10.53)		0.01	(10.87)	—	—	—	—	29.96	(26.64)	(26.61)
Year ended May 31, 2011(r)	82.14	(0.49)	(40.83)		0.01	(41.31)	—	—	—	—	40.83	(50.29)	(50.29)
Year ended May 31, 2010(k)(r)	292.26	(1.21)	(208.94)		0.03	(210.12)	—	—	—	—	82.14	(71.90)	(72.07)
Year ended May 31, 2009(k)(r)	1,266.65	(0.85)	(898.13)		1.03	(897.95)	(7.94)	(68.50)	—	(76.44)	292.26	(74.95)	(74.96)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Oil & Gas
Six Months ended November 30, 2013 (Unaudited)	1.08%	0.95%	(1.06)%	(0.93)%	$62,407	—%
Year ended May 31, 2013(y)	1.09	0.95	(1.01)	(0.87)	77,348	—
Year ended May 31, 2012(y)	1.03	0.95	(1.00)	(0.92)	72,595	—
Year ended May 31, 2011(y)	1.05	0.95	(0.93)	(0.83)	115,168	—
Year ended May 31, 2010(k)(y)	1.00	0.95	(0.91)	(0.86)	137,688	—
Year ended May 31, 2009(k)(y)	0.95	0.95	0.62	0.62	219,567	—
UltraShort Real Estate
Six Months ended November 30, 2013 (Unaudited)	1.16	0.95	(1.15)	(0.93)	54,509	—
Year ended May 31, 2013	1.06	0.95	(0.96)	(0.85)	63,270	—
Year ended May 31, 2012(r)	1.02	0.95	(0.99)	(0.92)	139,039	—
Year ended May 31, 2011(r)	0.99	0.95	(0.85)	(0.81)	173,319	—
Year ended May 31, 2010(k)(r)	0.97	0.95	(0.86)	(0.85)	439,024	—
Year ended May 31, 2009(k)(r)	0.96	0.95	(0.11)	(0.10)	1,239,185	—

See accompanying notes to the financial statements.

312 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Semiconductors
Six Months ended November 30, 2013 (Unaudited)	$27.79	$(0.12)	$(4.84)	$—		$(4.96)	$—	$—	$—	$—	$22.83	(17.83)%	(17.88)%
Year ended May 31, 2013	42.98	(0.33)	(14.86)	—		(15.19)	—	—	—	—	27.79	(35.34)	(35.65)
Year ended May 31, 2012	45.38	(0.42)	(2.00)	0.02		(2.40)	—	—	—	—	42.98	(5.29)	(5.40)
Year ended May 31, 2011(o)	81.59	(0.51)	(35.72)	0.02		(36.21)	—	—	—	—	45.38	(44.39)	(44.34)
Year ended May 31, 2010(o)	191.84	(0.90)	(109.38)	0.03		(110.25)	—	—	—	—	81.59	(57.47)	(57.78)
Year ended May 31, 2009(o)	276.94	0.16	128.02	0.38		128.56	(1.93)	(211.73)	—	(213.66)	191.84	3.64	4.01
UltraShort Technology
Six Months ended November 30, 2013 (Unaudited)	30.18	(0.13)	(6.61)	—		(6.74)	—	—	—	—	23.44	(22.34)	(21.35)
Year ended May 31, 2013	41.18	(0.31)	(10.69)	—		(11.00)	—	—	—	—	30.18	(26.72)	(27.47)
Year ended May 31, 2012	55.01	(0.44)	(13.40)	0.01		(13.83)	—	—	—	—	41.18	(25.14)	(25.44)
Year ended May 31, 2011(n)	91.17	(0.57)	(35.60)	0.01		(36.16)	—	—	—	—	55.01	(39.68)	(39.58)
Year ended May 31, 2010(n)	176.44	(0.90)	(84.37)	—	(h)	(85.27)	—	—	—	—	91.17	(48.33)	(48.20)
Year ended May 31, 2009(n)	216.90	(0.14)	67.46	0.12		67.44	(2.05)	(105.85)	—	(107.90)	176.44	7.97	7.36

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Semiconductors
Six Months ended November 30, 2013 (Unaudited)	1.76%	0.95%	(1.75)%	(0.94)%	$12,670	—%
Year ended May 31, 2013	1.65	0.95	(1.58)	(0.87)	13,335	—
Year ended May 31, 2012	1.37	0.95	(1.34)	(0.92)	14,178	—
Year ended May 31, 2011(o)	1.40	0.95	(1.28)	(0.83)	21,777	—
Year ended May 31, 2010(o)	1.31	0.95	(1.19)	(0.83)	24,477	—
Year ended May 31, 2009(o)	1.25	0.95	(0.26)	0.04	34,531	—
UltraShort Technology
Six Months ended November 30, 2013 (Unaudited)	2.19	0.95	(2.18)	(0.94)	6,148	—
Year ended May 31, 2013	1.75	0.95	(1.67)	(0.87)	7,917	—
Year ended May 31, 2012	1.53	0.95	(1.49)	(0.91)	16,981	—
Year ended May 31, 2011(n)	1.51	0.95	(1.38)	(0.83)	18,556	—
Year ended May 31, 2010(n)	1.37	0.95	(1.26)	(0.84)	22,224	—
Year ended May 31, 2009(n)	1.13	0.95	(0.23)	(0.05)	36,391	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 313

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Telecommunications
Six Months ended November 30, 2013 (Unaudited)	$23.25	$(0.10)	$(5.05)	$—		$(5.15)	$—	$—	$—	$—	$18.10	(22.14)%	(17.78)%
Year ended May 31, 2013	40.73	(0.25)	(17.23)	—		(17.48)	—	—	—	—	23.25	(42.92)	(46.34)
Year ended May 31, 2012	34.91	(0.38)	6.20	—		5.82	—	—	—	—	40.73	16.67	18.66
Year ended May 31, 2011(o)	69.84	(0.40)	(34.55)	0.02		(34.93)	—	—	—	—	34.91	(50.02)	(48.98)
Year ended May 31, 2010(o)	155.02	(0.76)	(36.57)	0.01		(37.32)	(0.53)	(47.33)	—	(47.86)	69.84	(32.03)	(34.04)
Year ended May 31, 2009(o)	267.86	0.88	55.54	0.07		56.49	(2.91)	(166.42)	—	(169.33)	155.02	(2.77)	(0.82)
UltraShort Utilities
Six Months ended November 30, 2013 (Unaudited)	23.68	(0.10)	(2.09)	—		(2.19)	—	—	—	—	21.49	(9.26)	(9.08)
Year ended May 31, 2013	30.89	(0.23)	(6.98)	—		(7.21)	—	—	—	—	23.68	(23.34)	(24.32)
Year ended May 31, 2012(r)	40.30	(0.33)	(9.09)	0.01		(9.41)	—	—	—	—	30.89	(23.35)	(22.95)
Year ended May 31, 2011(r)	66.56	(0.42)	(25.84)	—	(h)	(26.26)	—	—	—	—	40.30	(39.48)	(38.46)
Year ended May 31, 2010(r)	123.18	(0.64)	(32.51)	0.01		(33.14)	(0.26)	(23.22)	—	(23.48)	66.56	(30.14)	(31.40)
Year ended May 31, 2009(r)	152.68	0.10	69.68	0.10		69.88	(0.92)	(98.46)	—	(99.38)	123.18	41.38	42.53

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Telecommunications
Six Months ended November 30, 2013 (Unaudited)	8.19%	0.95%	(8.19)%	(0.94)%	$1,086	—%
Year ended May 31, 2013	5.31	0.95	(5.22)	(0.85)	1,394	—
Year ended May 31, 2012	4.48	0.95	(4.44)	(0.91)	2,443	—
Year ended May 31, 2011(o)	6.40	0.95	(6.28)	(0.83)	2,094	—
Year ended May 31, 2010(o)	7.05	0.95	(6.95)	(0.85)	2,095	—
Year ended May 31, 2009(o)	2.24	0.95	(1.03)	0.27	2,325	—
UltraShort Utilities
Six Months ended November 30, 2013 (Unaudited)	3.02	0.95	(3.01)	(0.94)	3,759	—
Year ended May 31, 2013	4.02	0.95	(3.93)	(0.85)	4,143	—
Year ended May 31, 2012(r)	3.55	0.95	(3.51)	(0.91)	3,088	—
Year ended May 31, 2011(r)	2.95	0.95	(2.82)	(0.82)	4,030	—
Year ended May 31, 2010(r)	2.23	0.95	(2.13)	(0.85)	6,656	—
Year ended May 31, 2009(r)	2.21	0.95	(1.20)	0.05	12,318	—

See accompanying notes to the financial statements.

314 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro Short Financials
Six Months ended November 30, 2013 (Unaudited)	$56.81	$(0.21)	$(15.88)	$—	$(16.09)	$—	$—	$—	$—	$40.72	(28.32)%	(24.00)%
July 10, 2012* through May 31, 2013(y)	160.00	(0.75)	(102.44)	—	(103.19)	—	—	—	—	56.81	(64.49)	(65.05)
Short MSCI EAFE
Six Months ended November 30, 2013 (Unaudited)	38.87	(0.17)	(4.70)	0.01	(4.86)	—	—	—	—	34.01	(12.52)	(12.54)
Year ended May 31, 2013	52.42	(0.37)	(13.19)	0.01	(13.55)	—	—	—	—	38.87	(25.85)	(25.87)
Year ended May 31, 2012	46.11	(0.46)	6.75	0.02	6.31	—	—	—	—	52.42	13.69	13.54
Year ended May 31, 2011	64.33	(0.44)	(17.79)	0.01	(18.22)	—	—	—	—	46.11	(28.32)	(28.23)
Year ended May 31, 2010	73.29	(0.53)	(8.46)	0.03	(8.96)	—	—	—	—	64.33	(12.23)	(12.48)
Year ended May 31, 2009	73.63	(0.31)	16.49 (i)	0.04	16.22	(0.32)	(16.24)	—	(16.56)	73.29	18.01	18.21

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro Short Financials
Six Months ended November 30, 2013 (Unaudited)	4.00%	0.95%	(3.99)%	(0.94)%	$3,563	—%
July 10, 2012* through May 31, 2013(y)	3.24	0.95	(3.14)	(0.85)	2,130	—
Short MSCI EAFE
Six Months ended November 30, 2013 (Unaudited)	1.04	0.95	(1.03)	(0.93)	43,357	—
Year ended May 31, 2013	1.03	0.95	(0.93)	(0.85)	157,429	—
Year ended May 31, 2012	1.02	0.95	(0.99)	(0.92)	255,567	—
Year ended May 31, 2011	1.05	0.95	(0.92)	(0.83)	103,751	—
Year ended May 31, 2010	1.15	0.95	(1.05)	(0.85)	164,029	—
Year ended May 31, 2009	1.15	0.95	(0.53)	(0.33)	60,461	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 315

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short MSCI Emerging Markets
Six Months ended November 30, 2013 (Unaudited)	$28.33	$(0.13)	$(1.88)	$0.01		$(2.00)	$—	$—	$—	$—	$26.33	(7.06)%	(7.20)%
Year ended May 31, 2013	32.88	(0.25)	(4.30)	—	(h)	(4.55)	—	—	—	—	28.33	(13.85)	(13.78)
Year ended May 31, 2012	29.43	(0.29)	3.73	0.01		3.45	—	—	—	—	32.88	11.73	11.76
Year ended May 31, 2011	40.01	(0.28)	(10.30)	—	(h)	(10.58)	—	—	—	—	29.43	(26.44)	(27.21)
Year ended May 31, 2010	52.10	(0.35)	(11.75)	0.01		(12.09)	—	—	—	—	40.01	(23.21)	(22.70)
Year ended May 31, 2009	69.46	0.03	(9.34)	0.05		(9.26)	(0.44)	(7.66)	—	(8.10)	52.10	(17.55)	(16.71)
Short FTSE China 25
Six Months ended November 30, 2013 (Unaudited)	38.56	(0.17)	(6.04)	—	(h)	(6.21)	—	—	—	—	32.35	(16.09)	(14.56)
Year ended May 31, 2013	45.58	(0.34)	(6.68)	—	(h)	(7.02)	—	—	—	—	38.56	(15.40)	(15.29)
Year ended May 31, 2012	39.68	(0.40)	6.29 (i)	0.01		5.90	—	—	—	—	45.58	14.85	14.41
Year ended May 31, 2011	50.55	(0.37)	(10.51)	0.01		(10.87)	—	—	—	—	39.68	(21.50)	(21.88)
March 16, 2010* through May 31, 2010	50.00	(0.08)	0.62	0.01		0.55	—	—	—	—	50.55	1.10	2.00

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short MSCI Emerging Markets
Six Months ended November 30, 2013 (Unaudited)	0.95%	0.95%	(0.94)%	(0.94)%	$199,422	—%
Year ended May 31, 2013	0.99	0.95	(0.90)	(0.86)	233,703	—
Year ended May 31, 2012	1.00	0.95	(0.97)	(0.91)	318,150	—
Year ended May 31, 2011	1.04	0.95	(0.92)	(0.83)	220,730	—
Year ended May 31, 2010	1.05	0.95	(0.96)	(0.86)	303,109	—
Year ended May 31, 2009	1.19	0.95	(0.21)	0.03	54,701	—
Short FTSE China 25
Six Months ended November 30, 2013 (Unaudited)	2.69	0.95	(2.68)	(0.94)	3,235	—
Year ended May 31, 2013	2.00	0.95	(1.90)	(0.85)	3,856	—
Year ended May 31, 2012	1.81	0.95	(1.77)	(0.91)	11,395	—
Year ended May 31, 2011	1.74	0.95	(1.64)	(0.86)	9,921	—
March 16, 2010* through May 31, 2010	3.41	0.95	(3.27)	(0.81)	7,582	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

316 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort MSCI EAFE
Six Months ended November 30, 2013 (Unaudited)	$57.55	$(0.22)	$(13.55)	$—	(h)	$(13.77)	$—	$—	$—	$—	$43.78	(23.92)%	(23.99)%
Year ended May 31, 2013(y)	106.44	(0.62)	(48.29)	0.02		(48.89)	—	—	—	—	57.55	(45.93)	(46.13)
Year ended May 31, 2012(y)	89.55	(0.91)	17.78	0.02		16.89	—	—	—	—	106.44	18.85	19.09
Year ended May 31, 2011(y)	181.34	(1.01)	(90.81)	0.03		(91.79)	—	—	—	—	89.55	(50.62)	(50.65)
Year ended May 31, 2010(y)	249.80	(1.49)	(67.04)	0.07		(68.46)	—	—	—	—	181.34	(27.40)	(27.48)
Year ended May 31, 2009(y)	298.21	0.21	49.33	0.62		50.16	(2.13)	(96.44)	—	(98.57)	249.80	4.39	4.27
UltraShort MSCI Emerging Markets
Six Months ended November 30, 2013 (Unaudited)	23.83	(0.11)	(3.56)	0.01		(3.66)	—	—	—	—	20.17	(15.35)	(15.63)
Year ended May 31, 2013	32.77	(0.22)	(8.73)	0.01		(8.94)	—	—	—	—	23.83	(27.29)	(27.25)
Year ended May 31, 2012	28.86	(0.29)	4.19	0.01		3.91	—	—	—	—	32.77	13.52	13.65
Year ended May 31, 2011	55.46	(0.31)	(26.31)	0.02		(26.60)	—	—	—	—	28.86	(47.96)	(48.92)
Year ended May 31, 2010(k)	103.80	(0.55)	(47.83)	0.04		(48.34)	—	—	—	—	55.46	(46.57)	(45.68)
Year ended May 31, 2009(k)	316.77	(0.15)	(193.65)	0.51		(193.29)	(2.69)	(16.99)	—	(19.68)	103.80	(65.89)	(65.53)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort MSCI EAFE
Six Months ended November 30, 2013 (Unaudited)	2.00%	0.95%	(1.99)%	(0.94)%	$8,206	—%
Year ended May 31, 2013(y)	1.56	0.95	(1.44)	(0.83)	6,474	—
Year ended May 31, 2012(y)	1.33	0.95	(1.29)	(0.91)	23,949	—
Year ended May 31, 2011(y)	1.46	0.95	(1.32)	(0.81)	15,112	—
Year ended May 31, 2010(y)	1.29	0.95	(1.18)	(0.84)	47,603	—
Year ended May 31, 2009(y)	1.11	0.95	(0.11)	0.05	56,206	—
UltraShort MSCI Emerging Markets
Six Months ended November 30, 2013 (Unaudited)	1.02	0.95	(1.01)	(0.93)	47,794	—
Year ended May 31, 2013	1.09	0.95	(0.99)	(0.85)	51,100	—
Year ended May 31, 2012	1.04	0.95	(1.01)	(0.91)	107,138	—
Year ended May 31, 2011	1.00	0.95	(0.86)	(0.82)	118,187	—
Year ended May 31, 2010(k)	1.05	0.95	(0.95)	(0.85)	231,238	—
Year ended May 31, 2009(k)	1.08	0.95	(0.17)	(0.04)	207,075	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 317

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort FTSE Europe
Six Months ended November 30, 2013 (Unaudited)(aa)	$88.66	$(0.37)	$(23.80)		$0.01	$(24.16)	$—	$—	$—	$—	$64.50	(27.24)%	(27.38)%
Year ended May 31, 2013(aa)	187.47	(1.02)	(97.85)		0.06	(98.81)	—	—	—	—	88.66	(52.71)	(52.79)
Year ended May 31, 2012(aa)	170.17	(1.61)	18.80		0.11	17.30	—	—	—	—	187.47	10.17	10.21
Year ended May 31, 2011(n)(aa)	427.98	(2.14)	(255.84)		0.17	(257.81)	—	—	—	—	170.17	(60.24)	(59.80)
June 16, 2009* through May 31, 2010(n)(aa)	640.00	(3.10)	(209.80	)(i)	0.88	(212.02)	—	—	—	—	427.98	(33.13)	(33.75)
UltraShort MSCI Pacific ex-Japan
Six Months ended November 30, 2013 (Unaudited)	29.46	(0.13)	(4.62)		—	(4.75)	—	—	—	—	24.71	(16.14)	(16.56)
Year ended May 31, 2013	49.98	(0.27)	(20.26)		0.01	(20.52)	—	—	—	—	29.46	(41.05)	(42.16)
Year ended May 31, 2012	47.23	(0.45)	3.18		0.02	2.75	—	—	—	—	49.98	5.81	6.94
Year ended May 31, 2011(o)	107.53	(0.49)	(59.83)		0.02	(60.30)	—	—	—	—	47.23	(56.08)	(54.38)
June 16, 2009* through May 31, 2010(o)	200.00	(0.85)	(91.75)		0.13	(92.47)	—	—	—	—	107.53	(46.23)	(48.00)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort FTSE Europe
Six Months ended November 30, 2013 (Unaudited)(aa)	1.16%	0.95%	(1.14)%	(0.93)%	$37,894	—%
Year ended May 31, 2013(aa)	1.09	0.95	(0.96)	(0.82)	82,007	—
Year ended May 31, 2012(aa)	1.05	0.95	(1.00)	(0.90)	278,857	—
Year ended May 31, 2011(n)(aa)	1.13	0.95	(0.98)	(0.80)	40,409	—
June 16, 2009* through May 31, 2010(n)(aa)	1.29	0.95	(1.17)	(0.83)	187,242	—
UltraShort MSCI Pacific ex-Japan
Six Months ended November 30, 2013 (Unaudited)	9.06	0.95	(9.05)	(0.94)	1,235	—
Year ended May 31, 2013	6.79	0.95	(6.67)	(0.84)	1,473	—
Year ended May 31, 2012	5.43	0.95	(5.39)	(0.91)	2,498	—
Year ended May 31, 2011(o)	5.13	0.95	(5.02)	(0.84)	7,084	—
June 16, 2009* through May 31, 2010(o)	3.01	0.95	(2.90)	(0.84)	3,226	—

*  Commencement of investment operations.
See accompanying notes to the financial statements.

318 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort MSCI Brazil Capped
Six Months ended November 30, 2013 (Unaudited)	$73.68	$(0.39)	$2.13 (i)	$0.01		$1.75	$—	$—	$—	$—	$75.43	2.37%	2.64%
Year ended May 31, 2013	85.41	(0.60)	(11.14)	0.01		(11.73)	—	—	—	—	73.68	(13.73)	(13.73)
Year ended May 31, 2012(u)	59.93	(0.62)	26.08	0.02		25.48	—	—	—	—	85.41	42.53	42.28
Year ended May 31, 2011(u)	103.22	(0.61)	(42.70)	0.02		(43.29)	—	—	—	—	59.93	(41.94)	(45.53)
June 16, 2009* through May 31, 2010(u)	240.00	(0.85)	(136.02)	0.09		(136.78)	—	—	—	—	103.22	(57.00)	(54.13)
UltraShort FTSE China 25
Six Months ended November 30, 2013 (Unaudited)(aa)	83.15	(0.35)	(25.56)	—	(h)	(25.91)	—	—	—	—	57.24	(31.15)	(31.33)
Year ended May 31, 2013(aa)	120.54	(0.78)	(36.62)	0.01		(37.39)	—	—	—	—	83.15	(31.02)	(30.76)
Year ended May 31, 2012(aa)	101.16	(1.05)	20.41	0.02		19.38	—	—	—	—	120.54	19.16	18.97
Year ended May 31, 2011(aa)	168.72	(1.04)	(66.54)	0.02		(67.56)	—	—	—	—	101.16	(40.04)	(40.00)
Year ended May 31, 2010(k)(aa)	272.59	(1.54)	(102.35)	0.02		(103.87)	—	—	—	—	168.72	(38.11)	(38.21)
Year ended May 31, 2009(k)(aa)	1,351.38	2.64	(1,070.18)	1.22		(1,066.32)	(12.47)	—	—	(12.47)	272.59	(79.69)	(79.68)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort MSCI Brazil Capped
Six Months ended November 30, 2013 (Unaudited)	1.62%	0.95%	(1.61)%	(0.94)%	$13,196	—%
Year ended May 31, 2013	1.59	0.95	(1.49)	(0.85)	16,575	—
Year ended May 31, 2012(u)	1.66	0.95	(1.62)	(0.90)	19,213	—
Year ended May 31, 2011(u)	1.40	0.95	(1.27)	(0.82)	14,232	—
June 16, 2009* through May 31, 2010(u)	1.51	0.95	(1.40)	(0.84)	42,577	—
UltraShort FTSE China 25
Six Months ended November 30, 2013 (Unaudited)(aa)	1.06	0.95	(1.04)	(0.93)	104,752	—
Year ended May 31, 2013(aa)	1.05	0.95	(0.96)	(0.86)	131,885	—
Year ended May 31, 2012(aa)	1.03	0.95	(0.99)	(0.91)	204,751	—
Year ended May 31, 2011(aa)	1.04	0.95	(0.91)	(0.82)	173,727	—
Year ended May 31, 2010(k)(aa)	1.03	0.95	(0.94)	(0.86)	400,477	—
Year ended May 31, 2009(k)(aa)	1.02	0.95	0.18	0.25	169,686	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 319

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort MSCI Japan
Six Months ended November 30, 2013 (Unaudited)(aa)	$89.26	$(0.34)	$(23.49)	$0.03		$(23.80)	$—	$—	$—	$—	$65.46	(26.65)%	(26.66)%
Year ended May 31, 2013(aa)	154.11	(1.00)	(63.89)	0.04		(64.85)	—	—	—	—	89.26	(42.08)	(42.14)
Year ended May 31, 2012(aa)	143.39	(1.32)	12.00 (i)	0.04		10.72	—	—	—	—	154.11	7.48	7.55
Year ended May 31, 2011(aa)	196.70	(1.33)	(52.14)	0.16		(53.31)	—	—	—	—	143.39	(27.10)	(27.33)
Year ended May 31, 2010(aa)	235.16	(1.64)	(36.87)	0.05		(38.46)	—	—	—	—	196.70	(16.36)	(16.81)
Year ended May 31, 2009(aa)	274.35	0.46	10.28	0.20		10.94	(1.59)	(48.54)	—	(50.13)	235.16	(0.56)	(0.11)
UltraShort MSCI Mexico Capped IMI
Six Months ended November 30, 2013 (Unaudited)	24.87	(0.12)	(2.34)	0.01		(2.45)	—	—	—	—	22.42	(9.85)	(8.27)
Year ended May 31, 2013	45.60	(0.23)	(20.50)	—	(h)	(20.73)	—	—	—	—	24.87	(45.46)	(43.69)
Year ended May 31, 2012	49.32	(0.44)	(3.28)	—		(3.72)	—	—	—	—	45.60	(7.56)	(11.30)
Year ended May 31, 2011(n)	92.39	(0.54)	(42.55)	0.02		(43.07)	—	—	—	—	49.32	(46.62)	(48.66)
June 16, 2009* through May 31, 2010(n)	240.00	(1.07)	(146.65)	0.11		(147.61)	—	—	—	—	92.39	(61.50)	(59.92)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort MSCI Japan
Six Months ended November 30, 2013 (Unaudited)(aa)	1.99%	0.95%	(1.97)%	(0.93)%	$11,047	—%
Year ended May 31, 2013(aa)	2.04	0.95	(1.95)	(0.86)	10,041	—
Year ended May 31, 2012(aa)	1.58	0.95	(1.56)	(0.92)	11,558	—
Year ended May 31, 2011(aa)	1.64	0.95	(1.55)	(0.87)	37,639	—
Year ended May 31, 2010(aa)	1.95	0.95	(1.85)	(0.85)	14,752	—
Year ended May 31, 2009(aa)	1.82	0.95	(0.75)	0.13	13,228	—
UltraShort MSCI Mexico Capped IMI
Six Months ended November 30, 2013 (Unaudited)	8.37	0.95	(8.37)	(0.94)	1,121	—
Year ended May 31, 2013	6.88	0.95	(6.78)	(0.85)	2,487	—
Year ended May 31, 2012	5.64	0.95	(5.60)	(0.90)	2,279	—
Year ended May 31, 2011(n)	4.71	0.95	(4.58)	(0.81)	2,465	—
June 16, 2009* through May 31, 2010(n)	1.98	0.95	(1.88)	(0.85)	3,465	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

320 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short 7-10 Year Treasury
Six Months ended November 30, 2013 (Unaudited)	$32.65	$(0.16)	$0.66	$—	(h)	$0.50	$—	$—	$—	$—	$33.15	1.54%	1.65%
Year ended May 31, 2013	32.70	(0.28)	0.23	—	(h)	(0.05)	—	—	—	—	32.65	(0.16)	(0.36)
Year ended May 31, 2012	38.37	(0.32)	(5.35)	—	(h)	(5.67)	—	—	—	—	32.70	(14.76)	(14.71)
April 4, 2011* through May 31, 2011	40.00	(0.06)	(1.57)	—		(1.63)	—	—	—	—	38.37	(4.09)	(3.97)
Short 20+ Year Treasury
Six Months ended November 30, 2013 (Unaudited)	30.50	(0.15)	1.98	—	(h)	1.83	—	—	—	—	32.33	5.98	6.00
Year ended May 31, 2013	29.00	(0.25)	1.75	—	(h)	1.50	—	—	—	—	30.50	5.17	5.50
Year ended May 31, 2012	41.68	(0.31)	(12.37)	—	(h)	(12.68)	—	—	—	—	29.00	(30.42)	(30.68)
Year ended May 31, 2011	45.45	(0.37)	(3.40)	—	(h)	(3.77)	—	—	—	—	41.68	(8.32)	(8.41)
August 18, 2009* through May 31, 2010	50.00	(0.33)	(4.23)	0.01		(4.55)	—	—	—	—	45.45	(9.10)	(8.96)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short 7-10 Year Treasury
Six Months ended November 30, 2013 (Unaudited)	1.11%	0.95%	(1.09)%	(0.93)%	$53,041	—%
Year ended May 31, 2013	1.40	0.95	(1.32)	(0.87)	31,834	—
Year ended May 31, 2012	1.32	0.95	(1.28)	(0.91)	14,716	—
April 4, 2011* through May 31, 2011	3.76	0.95	(3.74)	(0.94)	7,673	—
Short 20+ Year Treasury
Six Months ended November 30, 2013 (Unaudited)	0.95	0.95	(0.93)	(0.93)	1,567,826	—
Year ended May 31, 2013	0.95	0.95	(0.86)	(0.86)	1,123,989	—
Year ended May 31, 2012	0.95	0.95	(0.91)	(0.91)	848,316	—
Year ended May 31, 2011	0.97	0.95	(0.87)	(0.85)	1,006,624	—
August 18, 2009* through May 31, 2010	1.03	0.95	(0.94)	(0.86)	479,518	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 321

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short High Yield
Six Months ended November 30, 2013 (Unaudited)	$31.25	$(0.14)	$(1.49)	$—	(h)	$(1.63)	$—	$—	$—	$—	$29.62	(5.22)%	(5.47)%
Year ended May 31, 2013	36.44	(0.28)	(4.92)	0.01		(5.19)	—	—	—	—	31.25	(14.24)	(14.10)
Year ended May 31, 2012	38.98	(0.35)	(2.21)	0.02		(2.54)	—	—	—	—	36.44	(6.53)	(6.67)
March 21, 2011* through May 31, 2011	40.00	(0.07)	(0.96)	0.01		(1.02)	—	—	—	—	38.98	(2.55)	(2.55)
Short Investment Grade Corporate
Six Months ended November 30, 2013 (Unaudited)	32.09	(0.15)	(0.05)	0.01		(0.19)	—	—	—	—	31.90	(0.57)	0.56
Year ended May 31, 2013	34.31	(0.28)	(1.94)	—	(h)	(2.22)	—	—	—	—	32.09	(6.49)	(6.92)
Year ended May 31, 2012	38.55	(0.33)	(3.91)	—	(h)	(4.24)	—	—	—	—	34.31	(11.00)	(10.84)
March 28, 2011* through May 31, 2011	40.00	(0.06)	(1.39)	—	(h)	(1.45)	—	—	—	—	38.55	(3.63)	(3.55)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short High Yield
Six Months ended November 30, 2013 (Unaudited)	1.07%	0.95%	(1.06)%	(0.94)%	$56,271	—%
Year ended May 31, 2013	1.19	0.95	(1.11)	(0.87)	46,874	—
Year ended May 31, 2012	1.17	0.95	(1.14)	(0.92)	47,371	—
March 21, 2011* through May 31, 2011	3.66	0.95	(3.64)	(0.93)	9,746	—
Short Investment Grade Corporate
Six Months ended November 30, 2013 (Unaudited)	4.31	0.95	(4.31)	(0.94)	3,190	—
Year ended May 31, 2013	3.59	0.95	(3.51)	(0.87)	1,604	—
Year ended May 31, 2012	3.07	0.95	(3.03)	(0.91)	3,431	—
March 28, 2011* through May 31, 2011	4.88	0.95	(4.87)	(0.94)	3,855	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

322 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort 3-7 Year Treasury
Six Months ended November 30, 2013 (Unaudited)	$32.12	$(0.15)	$(0.18)	$—	(h)	$(0.33)	$—	$—	$—	$—	$31.79	(1.02)%	(0.85)%
Year ended May 31, 2013	32.58	(0.28)	(0.18)	—		(0.46)	—	—	—	—	32.12	(1.41)	(1.47)
Year ended May 31, 2012	37.67	(0.31)	(4.78)	—	(h)	(5.09)	—	—	—	—	32.58	(13.52)	(13.79)
April 4, 2011* through May 31, 2011	40.00	(0.06)	(2.28)	0.01		(2.33)	—	—	—	—	37.67	(5.83)	(5.76)
UltraShort 7-10 Year Treasury
Six Months ended November 30, 2013 (Unaudited)	28.19	(0.14)	1.07	—	(h)	0.93	—	—	—	—	29.12	3.30	3.59
Year ended May 31, 2013	28.13	(0.24)	0.30	—	(h)	0.06	—	—	—	—	28.19	0.22	0.18
Year ended May 31, 2012	38.69	(0.30)	(10.27)	0.01		(10.56)	—	—	—	—	28.13	(27.30)	(27.47)
Year ended May 31, 2011	46.68	(0.35)	(7.64)	—	(h)	(7.99)	—	—	—	—	38.69	(17.13)	(16.99)
Year ended May 31, 2010	56.61	(0.46)	(9.48)	0.01		(9.93)	—	—	—	—	46.68	(17.56)	(17.60)
Year ended May 31, 2009	72.02	(0.32)	(14.91)	0.03		(15.20)	(0.21)	—	—	(0.21)	56.61	(21.13)	(21.45)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort 3-7 Year Treasury
Six Months ended November 30, 2013 (Unaudited)	2.95%	0.95%	(2.93)%	(0.94)%	$3,974	—%
Year ended May 31, 2013	2.75	0.95	(2.66)	(0.86)	4,818	—
Year ended May 31, 2012	2.06	0.95	(2.02)	(0.91)	4,886	—
April 4, 2011* through May 31, 2011	4.99	0.95	(4.97)	(0.93)	3,767	—
UltraShort 7-10 Year Treasury
Six Months ended November 30, 2013 (Unaudited)	0.97	0.95	(0.95)	(0.93)	305,803	—
Year ended May 31, 2013	0.97	0.95	(0.87)	(0.85)	308,723	—
Year ended May 31, 2012	0.95	0.95	(0.91)	(0.91)	335,462	—
Year ended May 31, 2011	0.98	0.95	(0.86)	(0.84)	478,837	—
Year ended May 31, 2010	0.99	0.95	(0.90)	(0.86)	367,630	—
Year ended May 31, 2009	1.01	0.95	(0.63)	(0.57)	445,822	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 323

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort 20+ Year Treasury
Six Months ended November 30, 2013 (Unaudited)	$68.37	$(0.34)	$8.48		$0.01		$8.15	$—	$—	$—	$—	$76.52	11.93%	12.39%
Year ended May 31, 2013(x)	62.25	(0.52)	6.63		0.01		6.12	—	—	—	—	68.37	9.83	10.23
Year ended May 31, 2012(x)	132.57	(0.79)	(69.55)		0.02		(70.32)	—	—	—	—	62.25	(53.04)	(53.42)
Year ended May 31, 2011(x)	160.53	(1.19)	(26.79)		0.02		(27.96)	—	—	—	—	132.57	(17.44)	(17.65)
Year ended May 31, 2010(x)	209.93	(1.66)	(47.80)		0.06		(49.40)	—	—	—	—	160.53	(23.55)	(23.48)
Year ended May 31, 2009(x)	289.34	(1.35)	(77.53	)(i)	0.13		(78.75)	(0.66)	—	—	(0.66)	209.93	(27.25)	(27.43)
UltraShort TIPS
Six Months ended November 30, 2013 (Unaudited)	27.60	(0.14)	1.81		—	(h)	1.67	—	—	—	—	29.27	6.07	6.00
Year ended May 31, 2013	26.95	(0.23)	0.88		—	(h)	0.65	—	—	—	—	27.60	2.40	1.99
Year ended May 31, 2012	35.17	(0.27)	(7.96)		0.01		(8.22)	—	—	—	—	26.95	(23.38)	(22.91)
February 9, 2011* through May 31, 2011	40.00	(0.10)	(4.73)		—	(h)	(4.83)	—	—	—	—	35.17	(12.08)	(12.05)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort 20+ Year Treasury
Six Months ended November 30, 2013 (Unaudited)	0.92%	0.92%	(0.91)%	(0.91)%	$4,255,243	—%
Year ended May 31, 2013(x)	0.93	0.93	(0.82)	(0.82)	3,863,432	—
Year ended May 31, 2012(x)	0.92	0.92	(0.88)	(0.88)	3,174,818	—
Year ended May 31, 2011(x)	0.93	0.93	(0.82)	(0.82)	5,806,617	—
Year ended May 31, 2010(x)	0.95	0.95	(0.87)	(0.87)	5,158,951	—
Year ended May 31, 2009(x)	0.97	0.95	(0.73)	(0.71)	4,058,210	—
UltraShort TIPS
Six Months ended November 30, 2013 (Unaudited)	1.80	0.95	(1.79)	(0.94)	11,708	—
Year ended May 31, 2013	2.88	0.95	(2.80)	(0.87)	6,899	—
Year ended May 31, 2012	3.10	0.95	(3.06)	(0.91)	4,042	—
February 9, 2011* through May 31, 2011	3.36	0.95	(3.32)	(0.91)	3,517	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

324 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro Short 20+ Year Treasury
Six Months ended November 30, 2013 (Unaudited)	$77.04	$(0.37)	$13.41		$0.01	$13.05	$—	$—	$—	$—	$90.09	16.94%	17.45%
Year ended May 31, 2013(y)	68.12	(0.61)	9.47		0.06	8.92	—	—	—	—	77.04	13.09	13.43
March 27, 2012* through May 31, 2012(y)	100.00	(0.13)	(31.84)		0.09	(31.88)	—	—	—	—	68.12	(31.88)	(32.44)
Ultra Russell3000
Six Months ended November 30, 2013 (Unaudited)	62.89	(0.02)	15.70		—	15.68	—	—	—	—	78.57	24.94	22.55
Year ended May 31, 2013(z)	39.68	(0.15)	23.36		—	23.21	—	—	—	—	62.89	58.50	60.29
Year ended May 31, 2012(z)	44.46	(0.15)	(4.64	)(i)	0.01	(4.78)	—	—	—	—	39.68	(10.75)	(7.89)
Year ended May 31, 2011(z)	28.76	(0.05)	15.81		0.01	15.77	(0.07)	—	—	(0.07)	44.46	54.93	51.67
June 30, 2009* through May 31, 2010(z)	20.00	0.22	8.64		0.02	8.88	(0.12)	—	—	(0.12)	28.76	44.37	44.50

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro Short 20+ Year Treasury
Six Months ended November 30, 2013 (Unaudited)	1.02%	0.95%	(1.02)%	(0.95)%	$105,849	—%
Year ended May 31, 2013(y)	1.13	0.95	(1.06)	(0.88)	63,558	—
March 27, 2012* through May 31, 2012(y)	5.49	0.95	(5.39)	(0.85)	5,109	—
Ultra Russell3000
Six Months ended November 30, 2013 (Unaudited)	7.05	0.95	(6.16)	(0.06)	3,929	12
Year ended May 31, 2013(z)	4.61	0.95	(3.97)	(0.31)	6,289	47
Year ended May 31, 2012(z)	6.85	0.95	(6.30)	(0.41)	3,968	75
Year ended May 31, 2011(z)	3.70	0.95	(2.88)	(0.13)	8,891	42
June 30, 2009* through May 31, 2010(z)	4.17	0.95	(2.37)	0.85	5,752	8

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 325

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra S&P500®
Six Months ended November 30, 2013 (Unaudited)	$79.19	$0.20	$18.45	$—		$18.65	$(0.14)	$—	$—	$(0.14)	$97.70	23.58%	23.43%
Year ended May 31, 2013	50.66	0.28	28.57	—		28.85	(0.32)	—	—	(0.32)	79.19	57.15	56.56
Year ended May 31, 2012	54.98	0.28	(4.34)	0.01		(4.05)	(0.27)	—	—	(0.27)	50.66	(7.35)	(6.95)
Year ended May 31, 2011	36.25	0.30	18.76	—	(h)	19.06	(0.33)	—	—	(0.33)	54.98	52.87	52.94
Year ended May 31, 2010	26.21	0.29	10.09	0.01		10.39	(0.34)	—	(0.01)	(0.35)	36.25	39.73	38.68
Year ended May 31, 2009	73.99	0.43	(47.71)	0.01		(47.27)	(0.51)	—	—	(0.51)	26.21	(64.09)	(63.77)
Ultra QQQ®
Six Months ended November 30, 2013 (Unaudited)	68.72	— (h)	25.38	—		25.38	—	—	—	—	94.10	36.93	36.76
Year ended May 31, 2013	49.81	0.21	18.91	—		19.12	(0.21)	—	—	(0.21)	68.72	38.47	38.51
Year ended May 31, 2012(s)	46.18	(0.18)	3.80	0.01		3.63	—	—	—	—	49.81	7.87	7.89
Year ended May 31, 2011(s)	28.90	(0.14)	17.41	0.01		17.28	—	—	—	—	46.18	59.76	59.98
Year ended May 31, 2010(s)	18.06	(0.11)	10.94	0.01		10.84	—	—	—	—	28.90	60.09	60.08
Year ended May 31, 2009(s)	45.21	(0.04)	(27.09)	—	(h)	(27.13)	—	—	(0.02)	(0.02)	18.06	(60.05)	(60.09)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra S&P500®
Six Months ended November 30, 2013 (Unaudited)	0.90%	0.90%	0.46%	0.46%	$3,092,080	2%
Year ended May 31, 2013	0.90	0.90	0.43	0.43	2,429,261	8
Year ended May 31, 2012	0.91	0.91	0.57	0.57	1,276,642	3
Year ended May 31, 2011	0.92	0.92	0.67	0.67	1,661,717	4
Year ended May 31, 2010	0.92	0.92	0.84	0.84	1,642,205	57
Year ended May 31, 2009	0.95	0.95	1.68	1.68	2,398,029	77
Ultra QQQ®
Six Months ended November 30, 2013 (Unaudited)	1.03	0.95	(0.09)	(0.01)	684,542	8
Year ended May 31, 2013	1.03	0.95	0.29	0.37	489,630	11
Year ended May 31, 2012(s)	1.01	0.95	(0.47)	(0.41)	646,297	6
Year ended May 31, 2011(s)	1.03	0.95	(0.45)	(0.37)	768,865	23
Year ended May 31, 2010(s)	1.03	0.95	(0.50)	(0.42)	789,059	32
Year ended May 31, 2009(s)	1.03	0.95	(0.29)	(0.20)	1,080,608	73

See accompanying notes to the financial statements.

326 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Dow30SM
Six Months ended November 30, 2013 (Unaudited)	$95.07	$0.23	$13.43		$—		$13.66	$(0.26)	$—	$—	$(0.26)	$108.47	14.41%	14.30%
Year ended May 31, 2013	62.45	0.30	32.55		—		32.85	(0.23)	—	—	(0.23)	95.07	52.69	52.78
Year ended May 31, 2012	64.78	0.24	(2.29	)(i)	0.01		(2.04)	(0.29)	—	—	(0.29)	62.45	(3.12)	(3.09)
Year ended May 31, 2011	41.60	0.25	23.22		0.01		23.48	(0.30)	—	—	(0.30)	64.78	56.67	56.58
Year ended May 31, 2010	29.21	0.41	12.49		0.01		12.91	(0.52)	—	—	(0.52)	41.60	44.49	43.08
Year ended May 31, 2009	75.75	0.72	(46.46)		0.02		(45.72)	(0.82)	—	—	(0.82)	29.21	(60.66)	(60.22)
Ultra MidCap400
Six Months ended November 30, 2013 (Unaudited)(bb)	49.62	0.01	10.21	(i)	—		10.22	—	—	—	—	59.84	20.58	20.72
Year ended May 31, 2013(bb)	30.62	(0.03)	19.05		—		19.02	(0.02)	—	—	(0.02)	49.62	62.17	62.04
Year ended May 31, 2012(bb)	38.37	(0.07)	(7.69)		0.01		(7.75)	—	—	—	—	30.62	(20.20)	(20.35)
Year ended May 31, 2011(bb)	22.77	(0.05)	15.66		—	(h)	15.61	(0.01)	—	—	(0.01)	38.37	68.51	68.78
Year ended May 31, 2010(bb)	13.41	0.02	9.39		—	(h)	9.41	(0.02)	—	(0.03)	(0.05)	22.77	70.39	69.69
Year ended May 31, 2009(bb)	40.46	0.11	(27.00)		—	(h)	(26.89)	(0.16)	—	—	(0.16)	13.41	(66.62)	(66.55)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Dow30SM
Six Months ended November 30, 2013 (Unaudited)	1.00%	0.95%	0.42%	0.47%	$276,607	17%
Year ended May 31, 2013	1.01	0.95	0.34	0.40	256,699	4
Year ended May 31, 2012	0.99	0.95	0.37	0.40	206,097	—	(j)
Year ended May 31, 2011	1.00	0.95	0.43	0.48	340,085	—	(j)
Year ended May 31, 2010	0.99	0.95	1.02	1.06	333,813	30
Year ended May 31, 2009	0.99	0.95	2.22	2.26	602,468	73
Ultra MidCap400
Six Months ended November 30, 2013 (Unaudited)(bb)	0.95	0.95	0.05	0.05	1,615,553	197
Year ended May 31, 2013(bb)	0.95	0.95	(0.07)	(0.07)	104,212	45
Year ended May 31, 2012(bb)	1.00	0.95	(0.27)	(0.22)	78,077	143
Year ended May 31, 2011(bb)	1.07	0.95	(0.30)	(0.17)	166,912	12
Year ended May 31, 2010(bb)	1.06	0.95	(0.01)	0.10	116,151	51
Year ended May 31, 2009(bb)	1.18	0.95	0.48	0.71	158,895	167

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 327

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Russell2000
Six Months ended November 30, 2013 (Unaudited)	$61.02	$(0.06)	$21.24	$—		$21.18	$—	$—	$—	$—	$82.20	34.72%	34.70%
Year ended May 31, 2013	36.77	(0.13)	24.38	—		24.25	—	—	—	—	61.02	65.98	66.27
Year ended May 31, 2012	49.69	(0.04)	(12.88)	0.01		(12.91)	(0.01)	—	—	(0.01)	36.77	(25.98)	(26.20)
Year ended May 31, 2011	31.27	(0.06)	18.49	—	(h)	18.43	(0.01)	—	—	(0.01)	49.69	58.90	58.99
Year ended May 31, 2010	18.76	— (h)	12.54	0.01		12.55	— (h)	—	(0.04)	(0.04)	31.27	66.93	67.40
Year ended May 31, 2009	55.88	0.14	(37.07)	0.01		(36.92)	(0.20)	—	—	(0.20)	18.76	(66.18)	(66.31)
Ultra SmallCap600
Six Months ended November 30, 2013 (Unaudited)	73.21	(0.19)	30.30	—		30.11	—	—	—	—	103.32	41.13	41.24
Year ended May 31, 2013	44.45	(0.15)	28.92	—		28.77	(0.01)	—	—	(0.01)	73.21	64.73	65.70
Year ended May 31, 2012	54.44	(0.04)	(9.93)	—	(h)	(9.97)	(0.02)	—	—	(0.02)	44.45	(18.33)	(18.47)
Year ended May 31, 2011	34.34	(0.04)	20.15	—	(h)	20.11	(0.01)	—	—	(0.01)	54.44	58.61	58.34
Year ended May 31, 2010	20.21	(0.02)	14.18	—	(h)	14.16	(0.01)	—	(0.02)	(0.03)	34.34	70.13	70.23
Year ended May 31, 2009	58.20	0.14	(37.99)	0.01		(37.84)	(0.15)	—	—	(0.15)	20.21	(65.10)	(65.02)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Russell2000
Six Months ended November 30, 2013 (Unaudited)	1.03%	0.95%	(0.24)%	(0.16)%	$265,108	22%
Year ended May 31, 2013	1.06	0.95	(0.37)	(0.26)	146,454	164
Year ended May 31, 2012	1.22	0.95	(0.37)	(0.09)	154,414	29
Year ended May 31, 2011	1.16	0.95	(0.37)	(0.16)	272,027	43
Year ended May 31, 2010	1.21	0.95	(0.27)	(0.01)	264,982	98
Year ended May 31, 2009	1.30	0.95	0.34	0.69	303,990	205
Ultra SmallCap600
Six Months ended November 30, 2013 (Unaudited)	1.62	0.95	(1.12)	(0.45)	30,995	9
Year ended May 31, 2013	1.58	0.95	(0.91)	(0.28)	27,454	39
Year ended May 31, 2012	1.27	0.95	(0.42)	(0.10)	23,337	13
Year ended May 31, 2011	1.32	0.95	(0.47)	(0.10)	49,000	12
Year ended May 31, 2010	1.24	0.95	(0.34)	(0.06)	54,089	48
Year ended May 31, 2009	1.62	0.95	(0.07)	0.60	54,565	182
See accompanying notes to the financial statements.

328 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro S&P500®
Six Months ended November 30, 2013 (Unaudited)	$65.83	$— (h)	$23.82		$—		$23.82	$(0.06)	$—	$—	$(0.06)	$89.59	36.23%	35.96%
Year ended May 31, 2013(z)	34.22	0.05	31.59		—		31.64	(0.03)	—	—	(0.03)	65.83	92.52	92.88
Year ended May 31, 2012(z)	41.65	0.07	(7.50)		0.02		(7.41)	(0.02)	—	—	(0.02)	34.22	(17.80)	(17.78)
Year ended May 31, 2011(q)(z)	22.84	0.03	18.82		0.01		18.86	(0.05)	—	—	(0.05)	41.65	82.78	83.01
June 23, 2009* through May 31, 2010(q)(z)	13.33	0.13	9.41		0.01		9.55	(0.04)	—	—	(0.04)	22.84	71.53	71.23
UltraPro QQQ®
Six Months ended November 30, 2013 (Unaudited)(bb)	35.99	(0.05)	21.05		—		21.00	—	—	—	—	56.99	58.35	57.97
Year ended May 31, 2013(bb)	22.76	(0.07)	13.30		—		13.23	—	—	—	—	35.99	58.15	58.48
Year ended May 31, 2012(s)(bb)	22.06	(0.07)	0.76		0.01		0.70	—	—	—	—	22.76	3.18	3.00
Year ended May 31, 2011(p)(s)(bb)	11.36	(0.06)	10.75		0.01		10.70	—	—	—	—	22.06	94.21	94.24
February 9, 2010* through May 31, 2010(p)(s)(bb)	10.00	(0.01)	1.37	(i)	—	(h)	1.36	—	—	—	—	11.36	13.59	13.81

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)						SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions		Net investment income (loss) net of waivers, if any		Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro S&P500®
Six Months ended November 30, 2013 (Unaudited)	0.95%	0.95%	—	%(m)	—	%(m)	$609,233	54%
Year ended May 31, 2013(z)	0.99	0.95	0.08		0.11		355,479	73
Year ended May 31, 2012(z)	1.00	0.95	0.17		0.22		273,721	90
Year ended May 31, 2011(q)(z)	1.03	0.95	0.01		0.10		270,748	70
June 23, 2009* through May 31, 2010(q)(z)	1.27	0.95	0.24		0.56		137,017	69
UltraPro QQQ®
Six Months ended November 30, 2013 (Unaudited)(bb)	1.06	0.95	(0.36)		(0.25)		404,647	7
Year ended May 31, 2013(bb)	1.06	0.95	(0.37)		(0.26)		212,363	65
Year ended May 31, 2012(s)(bb)	1.08	0.95	(0.49)		(0.36)		193,446	21
Year ended May 31, 2011(p)(s)(bb)	1.15	0.95	(0.58)		(0.38)		132,342	31
February 9, 2010* through May 31, 2010(p)(s)(bb)	1.64	0.95	(0.89)		(0.20)		45,433	55

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 329

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro Dow30SM
Six Months ended November 30, 2013 (Unaudited)	$85.37	$0.25	$17.89		$—		$18.14	$(0.16)	$—	$—	$(0.16)	$103.35	21.30%	21.57%
Year ended May 31, 2013	46.05	0.17	39.24		—		39.41	(0.09)	—	—	(0.09)	85.37	85.66	85.05
Year ended May 31, 2012(t)	51.66	0.21	(5.61	)(i)	0.01		(5.39)	(0.22)	—	—	(0.22)	46.05	(10.46)	(10.36)
Year ended May 31, 2011(t)	27.16	0.17	24.45		0.01		24.63	(0.13)	—	—	(0.13)	51.66	90.95	90.97
February 9, 2010* through May 31, 2010(t)	26.67	0.05	0.45	(i)	—	(h)	0.50	(0.01)	—	—	(0.01)	27.16	1.86	1.75
UltraPro MidCap400
Six Months ended November 30, 2013 (Unaudited)	65.32	(0.01)	20.38		—		20.37	—	—	—	—	85.69	31.19	31.28
Year ended May 31, 2013(z)	32.50	(0.11)	32.93		—		32.82	—	—	—	—	65.32	101.00	101.22
Year ended May 31, 2012(z)	51.57	(0.15)	(18.93)		0.01		(19.07)	—	—	—	—	32.50	(36.99)	(37.05)
Year ended May 31, 2011(p)(z)	24.77	(0.08)	26.90		—	(h)	26.82	—	—	(0.02)	(0.02)	51.57	108.32	107.99
February 9, 2010* through May 31, 2010(p)(z)	20.00	—	4.77		—	(h)	4.77	— (h)	—	—	— (h)	24.77	23.88	24.00

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro Dow30SM
Six Months ended November 30, 2013 (Unaudited)	1.09%	0.95%	0.41%	0.55%	$93,017	9%
Year ended May 31, 2013	1.19	0.95	0.04	0.28	68,294	4
Year ended May 31, 2012(t)	1.12	0.95	0.30	0.47	43,743	29
Year ended May 31, 2011(t)	1.32	0.95	0.06	0.43	46,495	—	(j)
February 9, 2010* through May 31, 2010(t)	1.85	0.95	(0.36)	0.54	12,221	44
UltraPro MidCap400
Six Months ended November 30, 2013 (Unaudited)	1.53	0.95	(0.60)	(0.02)	34,277	4
Year ended May 31, 2013(z)	1.43	0.95	(0.74)	(0.26)	26,129	45
Year ended May 31, 2012(z)	1.40	0.95	(0.89)	(0.45)	22,748	115
Year ended May 31, 2011(p)(z)	1.27	0.95	(0.54)	(0.22)	46,415	35
February 9, 2010* through May 31, 2010(p)(z)	2.18	0.95	(1.25)	(0.02)	19,818	55

*  Commencement of investment operations.

See accompanying notes to the financial statements.

330 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro Russell2000
Six Months ended November 30, 2013 (Unaudited)	$54.64	$(0.11)	$29.53	$—		$29.42	$—	$—	$—	$—	$84.06	53.85%	53.45%
Year ended May 31, 2013(z)	26.38	(0.13)	28.40	—		28.27	(0.01)	—	—	(0.01)	54.64	107.19	107.94
Year ended May 31, 2012(z)	48.71	(0.03)	(22.31)	0.01		(22.33)	— (h)	—	—	— (h)	26.38	(45.84)	(46.07)
Year ended May 31, 2011(p)(z)	26.10	(0.11)	22.71	0.01		22.61	—	—	—	—	48.71	86.57	86.53
February 9, 2010* through May 31, 2010(p)(z)	20.00	(0.02)	6.12	—		6.10	—	—	—	—	26.10	30.53	30.64
Ultra Russell1000 Value
Six Months ended November 30, 2013 (Unaudited)	48.63	0.09	9.87	—		9.96	(0.08)	—	—	(0.08)	58.51	20.49	19.41
Year ended May 31, 2013	28.59	0.08	20.04	—		20.12	(0.08)	—	—	(0.08)	48.63	70.49	71.64
Year ended May 31, 2012	33.56	0.11	(4.97)	—	(h)	(4.86)	(0.11)	—	—	(0.11)	28.59	(14.45)	(13.20)
Year ended May 31, 2011	22.77	0.18	10.80	—	(h)	10.98	(0.19)	—	—	(0.19)	33.56	48.45	45.83
Year ended May 31, 2010	16.07	0.19	6.73	—	(h)	6.92	(0.22)	—	—	(0.22)	22.77	43.23	43.48
Year ended May 31, 2009	51.92	0.41	(35.73)	0.01		(35.31)	(0.54)	—	—	(0.54)	16.07	(68.39)	(68.15)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro Russell2000
Six Months ended November 30, 2013 (Unaudited)	1.21%	0.95%	(0.58)%	(0.32)%	$197,544	16%
Year ended May 31, 2013(z)	1.35	0.95	(0.75)	(0.35)	114,747	27
Year ended May 31, 2012(z)	1.39	0.95	(0.53)	(0.09)	84,407	93
Year ended May 31, 2011(p)(z)	1.54	0.95	(0.89)	(0.30)	73,060	116
February 9, 2010* through May 31, 2010(p)(z)	3.03	0.95	(2.36)	(0.27)	15,662	3
Ultra Russell1000 Value
Six Months ended November 30, 2013 (Unaudited)	3.03	0.95	(1.73)	0.36	8,776	12
Year ended May 31, 2013	3.66	0.95	(2.50)	0.22	7,295	9
Year ended May 31, 2012	3.10	0.95	(1.75)	0.40	6,434	43
Year ended May 31, 2011	1.94	0.95	(0.31)	0.68	15,100	30
Year ended May 31, 2010	1.87	0.95	(0.04)	0.88	13,660	68
Year ended May 31, 2009	2.67	0.95	0.66	2.38	20,484	163

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 331

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Russell1000 Growth
Six Months ended November 30, 2013 (Unaudited)	$81.74	$(0.07)	$22.83	$—		$22.76	$—	$—	$—	$—	$104.50	27.85%	24.02%
Year ended May 31, 2013	56.28	0.09	25.48	—		25.57	(0.11)	—	—	(0.11)	81.74	45.48	46.96
Year ended May 31, 2012	58.68	0.02	(2.35)	—	(h)	(2.33)	(0.07)	—	—	(0.07)	56.28	(3.99)	(2.12)
Year ended May 31, 2011	36.40	0.06	22.30	—	(h)	22.36	(0.08)	—	—	(0.08)	58.68	61.51	59.72
Year ended May 31, 2010	25.84	0.22	10.63	—	(h)	10.85	(0.28)	—	(0.01)	(0.29)	36.40	42.02	44.11
Year ended May 31, 2009	66.57	0.23	(40.72)	0.01		(40.48)	(0.22)	—	(0.03)	(0.25)	25.84	(60.90)	(61.15)
Ultra Russell MidCap Value
Six Months ended November 30, 2013 (Unaudited)	59.16	0.02	11.83	—		11.85	—	—	—	—	71.01	20.03	19.47
Year ended May 31, 2013	34.22	(0.07)	25.01	—		24.94	—	—	—	—	59.16	72.87	75.74
Year ended May 31, 2012	42.67	0.09	(8.45)	—	(h)	(8.36)	(0.09)	—	—	(0.09)	34.22	(19.62)	(19.78)
Year ended May 31, 2011	26.83	(0.02)	15.92	—	(h)	15.90	(0.06)	—	—	(0.06)	42.67	59.36	57.88
Year ended May 31, 2010	15.31	0.18	11.55	—	(h)	11.73	(0.20)	—	(0.01)	(0.21)	26.83	77.01	77.99
Year ended May 31, 2009	52.21	0.30	(36.82)	0.01		(36.51)	(0.39)	—	—	(0.39)	15.31	(70.21)	(70.11)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Russell1000 Growth
Six Months ended November 30, 2013 (Unaudited)	1.97%	0.95%	(1.18)%	(0.15)%	$15,676	21%
Year ended May 31, 2013	1.93	0.95	(0.84)	0.13	18,391	14
Year ended May 31, 2012	1.86	0.95	(0.87)	0.04	12,662	20
Year ended May 31, 2011	1.84	0.95	(0.77)	0.12	17,604	59
Year ended May 31, 2010	1.51	0.95	0.09	0.65	13,649	53
Year ended May 31, 2009	1.93	0.95	(0.17)	0.81	29,072	138
Ultra Russell MidCap Value
Six Months ended November 30, 2013 (Unaudited)	2.76	0.95	(1.76)	0.05	5,326	30
Year ended May 31, 2013	3.31	0.95	(2.51)	(0.15)	8,874	100
Year ended May 31, 2012	3.17	0.95	(1.96)	0.26	5,134	30
Year ended May 31, 2011	2.82	0.95	(1.94)	(0.07)	9,602	92
Year ended May 31, 2010	1.77	0.95	(0.03)	0.80	12,073	45
Year ended May 31, 2009	3.77	0.95	(0.95)	1.87	13,777	140

See accompanying notes to the financial statements.

332 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Russell MidCap Growth
Six Months ended November 30, 2013 (Unaudited)	$72.06	$(0.13)	$19.07	$—		$18.94	$—	$—	$—	$—	$91.00	26.29%	22.67%
Year ended May 31, 2013	46.67	(0.27)	25.66	—		25.39	—	—	—	—	72.06	54.41	55.54
Year ended May 31, 2012	58.41	(0.25)	(11.50)	0.01		(11.74)	—	—	—	—	46.67	(20.10)	(18.45)
Year ended May 31, 2011	32.98	(0.16)	25.59	—	(h)	25.43	—	—	—	—	58.41	77.11	76.30
Year ended May 31, 2010	20.61	— (h)	12.40	—	(h)	12.40	(0.02)	—	(0.01)	(0.03)	32.98	60.20	60.03
Year ended May 31, 2009	65.61	0.07	(45.00)	—	(h)	(44.93)	(0.07)	—	—	(0.07)	20.61	(68.49)	(68.40)
Ultra Russell2000 Value
Six Months ended November 30, 2013 (Unaudited)	43.17	0.08	12.93	—		13.01	(0.07)	—	—	(0.07)	56.11	30.18	28.67
Year ended May 31, 2013	26.13	0.10	17.03	—		17.13	(0.09)	—	—	(0.09)	43.17	65.66	70.21
Year ended May 31, 2012	35.15	0.06	(9.01)	—	(h)	(8.95)	(0.07)	—	—	(0.07)	26.13	(25.47)	(25.61)
Year ended May 31, 2011	24.85	0.05	10.36	—	(h)	10.41	(0.11)	—	—	(0.11)	35.15	42.00	39.76
Year ended May 31, 2010	14.47	0.10	10.40	—	(h)	10.50	(0.12)	—	—	(0.12)	24.85	72.89	74.04
Year ended May 31, 2009	44.79	0.25	(30.24)	0.01		(29.98)	(0.34)	—	—	(0.34)	14.47	(67.25)	(67.52)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Russell MidCap Growth
Six Months ended November 30, 2013 (Unaudited)	2.27%	0.95%	(1.64)%	(0.31)%	$13,650	23%
Year ended May 31, 2013	2.53	0.95	(2.06)	(0.48)	10,809	27
Year ended May 31, 2012	2.07	0.95	(1.65)	(0.53)	10,500	39
Year ended May 31, 2011	2.03	0.95	(1.45)	(0.37)	17,523	73
Year ended May 31, 2010	1.75	0.95	(0.82)	(0.02)	14,842	48
Year ended May 31, 2009	2.54	0.95	(1.28)	0.31	15,460	153
Ultra Russell2000 Value
Six Months ended November 30, 2013 (Unaudited)	2.75	0.95	(1.45)	0.35	12,625	21
Year ended May 31, 2013	3.31	0.95	(2.05)	0.31	9,714	24
Year ended May 31, 2012	2.69	0.95	(1.51)	0.23	7,840	36
Year ended May 31, 2011	1.68	0.95	(0.54)	0.19	18,454	37
Year ended May 31, 2010	2.12	0.95	(0.69)	0.48	20,502	70
Year ended May 31, 2009	3.88	0.95	(1.63)	1.30	18,448	175

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 333

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Russell2000 Growth
Six Months ended November 30, 2013 (Unaudited)	$68.85	$(0.20)	$26.75		$—		$26.55	$—	$—	$—	$—	$95.40	38.59%	38.86%
Year ended May 31, 2013	41.84	(0.20)	27.21		—		27.01	— (h)	—	—	— (h)	68.85	64.55	64.93
Year ended May 31, 2012	57.95	(0.25)	(15.87)		0.01		(16.11)	—	—	—	—	41.84	(27.80)	(27.76)
Year ended May 31, 2011	32.97	(0.21)	25.19		—		24.98	—	—	—	—	57.95	75.71	75.26
Year ended May 31, 2010	20.61	(0.12)	12.48		—	(h)	12.36	—	—	—	—	32.97	59.97	61.15
Year ended May 31, 2009	58.31	— (h)	(37.69)		0.01		(37.68)	(0.02)	—	—	(0.02)	20.61	(64.62)	(64.85)
Ultra Basic Materials
Six Months ended November 30, 2013 (Unaudited)	39.31	0.08	7.02		—		7.10	(0.16)	—	—	(0.16)	46.25	18.23	18.22
Year ended May 31, 2013	30.02	0.32	9.16		—		9.48	(0.19)	—	—	(0.19)	39.31	31.63	31.84
Year ended May 31, 2012	54.30	0.13	(24.36)		—	(h)	(24.23)	(0.05)	—	—	(0.05)	30.02	(44.65)	(44.72)
Year ended May 31, 2011	29.38	(0.11)	25.05		0.01		24.95	(0.03)	—	—	(0.03)	54.30	85.03	84.40
Year ended May 31, 2010	19.87	0.14	9.51	(i)	0.01		9.66	(0.15)	—	—	(0.15)	29.38	48.75	49.56
Year ended May 31, 2009	104.14	0.26	(84.16	)(i)	0.01		(83.89)	(0.38)	—	—	(0.38)	19.87	(80.67)	(80.65)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Russell2000 Growth
Six Months ended November 30, 2013 (Unaudited)	2.11%	0.95%	(1.65)%	(0.49)%	$14,311	34%
Year ended May 31, 2013	2.53	0.95	(1.97)	(0.39)	15,490	24
Year ended May 31, 2012	1.96	0.95	(1.58)	(0.57)	12,552	80
Year ended May 31, 2011	1.54	0.95	(1.07)	(0.48)	34,773	36
Year ended May 31, 2010	1.80	0.95	(1.27)	(0.43)	19,785	60
Year ended May 31, 2009	3.23	0.95	(2.29)	— (m)	23,183	189
Ultra Basic Materials
Six Months ended November 30, 2013 (Unaudited)	1.08	0.95	0.29	0.41	117,949	111
Year ended May 31, 2013	1.04	0.95	0.82	0.91	123,811	13
Year ended May 31, 2012	1.00	0.95	0.29	0.34	157,581	28
Year ended May 31, 2011	1.00	0.95	(0.31)	(0.26)	350,206	6
Year ended May 31, 2010	1.00	0.95	0.46	0.50	315,088	93
Year ended May 31, 2009	1.05	0.95	1.70	1.80	466,528	246

See accompanying notes to the financial statements.

334 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Nasdaq Biotechnology
Six Months ended November 30, 2013 (Unaudited)(bb)	$48.69	$(0.21)	$25.23	$—		$25.02	$—	$—	$—	$—	$73.71	51.38%	51.91%
Year ended May 31, 2013(w)(bb)	23.78	(0.22)	25.13	—		24.91	—	—	—	—	48.69	104.80	104.41
Year ended May 31, 2012(w)(bb)	20.22	(0.13)	3.69 (i)	—	(h)	3.56	—	—	—	—	23.78	17.59	17.84
Year ended May 31, 2011(w)(bb)	11.50	(0.06)	8.80	—	(h)	8.74	(0.01)	—	(0.01)	(0.02)	20.22	76.12	74.60
April 7, 2010* through May 31, 2010(w)(bb)	15.00	(0.01)	(3.49)	—	(h)	(3.50)	—	—	—	—	11.50	(23.33)	(22.55)
Ultra Consumer Goods
Six Months ended November 30, 2013 (Unaudited)	65.14	0.21	12.93	—		13.14	(0.24)	—	—	(0.24)	78.04	20.25	20.71
Year ended May 31, 2013(z)	42.69	0.34	22.37	—		22.71	(0.26)	—	—	(0.26)	65.14	53.43	52.91
Year ended May 31, 2012(z)	41.64	0.22	0.94	—		1.16	(0.11)	—	—	(0.11)	42.69	2.78	3.65
Year ended May 31, 2011(z)	25.21	0.22	16.41	0.01		16.64	(0.21)	—	—	(0.21)	41.64	66.45	65.87
Year ended May 31, 2010(z)	17.69	0.36	7.50	—		7.86	(0.34)	—	—	(0.34)	25.21	44.58	44.24
Year ended May 31, 2009(z)	32.84	0.35	(15.13)	0.01		(14.77)	(0.38)	—	—	(0.38)	17.69	(45.19)	(45.15)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Nasdaq Biotechnology
Six Months ended November 30, 2013 (Unaudited)(bb)	1.10%	0.95%	(0.87)%	(0.72)%	$206,385	20%
Year ended May 31, 2013(w)(bb)	1.32	0.95	(1.01)	(0.65)	111,992	13
Year ended May 31, 2012(w)(bb)	1.66	0.95	(1.43)	(0.72)	23,776	39
Year ended May 31, 2011(w)(bb)	1.92	0.95	(1.39)	(0.42)	20,220	8
April 7, 2010* through May 31, 2010(w)(bb)	4.38	0.95	(4.16)	(0.73)	4,600	5
Ultra Consumer Goods
Six Months ended November 30, 2013 (Unaudited)	1.94	0.95	(0.40)	0.58	11,706	8
Year ended May 31, 2013(z)	1.76	0.95	(0.16)	0.65	19,543	36
Year ended May 31, 2012(z)	1.97	0.95	(0.46)	0.56	12,806	3
Year ended May 31, 2011(z)	1.63	0.95	0.03	0.71	18,738	6
Year ended May 31, 2010(z)	1.44	0.95	1.00	1.48	26,470	24
Year ended May 31, 2009(z)	2.22	0.95	0.60	1.87	15,918	86

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 335

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Consumer Services
Six Months ended November 30, 2013 (Unaudited)	$54.44	$— (h)	$19.60	$—		$19.60	$—	$—	$—	$—	$74.04	36.00%	35.30%
Year ended May 31, 2013(z)	32.04	0.14	22.43	—		22.57	(0.17)	—	—	(0.17)	54.44	70.57	71.68
Year ended May 31, 2012(z)	29.03	(0.07)	3.08	—		3.01	—	—	—	—	32.04	10.37	10.92
Year ended May 31, 2011(z)	19.01	(0.04)	10.08	—		10.04	(0.02)	—	—	(0.02)	29.03	52.83	51.70
Year ended May 31, 2010(z)	10.89	0.05	8.12	—		8.17	(0.04)	—	(0.01)	(0.05)	19.01	75.17	75.95
Year ended May 31, 2009(z)	24.60	0.08	(13.70)	—		(13.62)	(0.09)	—	—	(0.09)	10.89	(55.40)	(55.71)
Ultra Financials
Six Months ended November 30, 2013 (Unaudited)	96.22	0.19	16.41	—		16.60	(0.17)	—	—	(0.17)	112.65	17.29	17.29
Year ended May 31, 2013	51.17	0.44	45.06	—		45.50	(0.45)	—	—	(0.45)	96.22	89.38	89.35
Year ended May 31, 2012	67.22	0.28	(16.08)	—	(h)	(15.80)	(0.25)	—	—	(0.25)	51.17	(23.49)	(23.49)
Year ended May 31, 2011	57.22	0.06	9.99	—	(h)	10.05	(0.05)	—	—	(0.05)	67.22	17.56	17.42
Year ended May 31, 2010(l)	41.27	0.14	16.08 (i)	0.01		16.23	(0.15)	—	(0.13)	(0.28)	57.22	39.34	40.17
Year ended May 31, 2009(l)	297.57	1.19	(255.11)	0.02		(253.90)	(2.40)	—	—	(2.40)	41.27	(85.83)	(85.83)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Consumer Services
Six Months ended November 30, 2013 (Unaudited)	1.63%	0.95%	(0.69)%	(0.01)%	$27,767	3%
Year ended May 31, 2013(z)	1.99	0.95	(0.70)	0.34	24,500	20
Year ended May 31, 2012(z)	2.37	0.95	(1.68)	(0.26)	9,613	163
Year ended May 31, 2011(z)	1.96	0.95	(1.18)	(0.17)	13,065	4
Year ended May 31, 2010(z)	1.84	0.95	(0.57)	0.31	19,964	42
Year ended May 31, 2009(z)	3.18	0.95	(1.46)	0.77	11,440	110
Ultra Financials
Six Months ended November 30, 2013 (Unaudited)	0.97	0.95	0.35	0.37	831,888	2
Year ended May 31, 2013	0.97	0.95	0.63	0.65	789,907	11
Year ended May 31, 2012	0.96	0.95	0.53	0.54	711,696	26
Year ended May 31, 2011	0.95	0.95	0.09	0.09	1,192,045	8
Year ended May 31, 2010(l)	0.96	0.95	0.25	0.26	1,426,753	32
Year ended May 31, 2009(l)	0.98	0.95	2.23	2.26	2,517,915	238

See accompanying notes to the financial statements.

336 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Health Care
Six Months ended November 30, 2013 (Unaudited)	$61.37	$0.04	$19.01	$—		$19.05	$(0.12)	$—	$—	$(0.12)	$80.30	31.11%	31.32%
Year ended May 31, 2013(z)	33.82	0.25	27.51	—		27.76	(0.21)	—	—	(0.21)	61.37	82.39	81.10
Year ended May 31, 2012(z)	34.31	0.21	(0.49)	—		(0.28)	(0.21)	—	—	(0.21)	33.82	(0.76)	(0.01)
Year ended May 31, 2011(z)	21.61	0.21	12.71	—		12.92	(0.22)	—	—	(0.22)	34.31	60.20	58.70
Year ended May 31, 2010(z)	17.07	0.29	4.59	—		4.88	(0.33)	—	(0.01)	(0.34)	21.61	28.42	30.57
Year ended May 31, 2009(z)	29.05	0.22	(11.98)	—		(11.76)	(0.22)	—	—	(0.22)	17.07	(40.60)	(41.20)
Ultra Industrials
Six Months ended November 30, 2013 (Unaudited)	72.89	0.14	23.37	—		23.51	(0.03)	—	—	(0.03)	96.37	32.27	32.19
Year ended May 31, 2013	44.27	0.15	28.59	—		28.74	(0.12)	—	—	(0.12)	72.89	65.01	66.00
Year ended May 31, 2012	54.37	0.15	(10.12)	—	(h)	(9.97)	(0.13)	—	—	(0.13)	44.27	(18.34)	(18.28)
Year ended May 31, 2011	33.39	0.23	20.85	0.01		21.09	(0.11)	—	—	(0.11)	54.37	63.33	62.71
Year ended May 31, 2010	20.15	0.21	13.22	—	(h)	13.43	(0.19)	—	—	(0.19)	33.39	66.86	67.32
Year ended May 31, 2009	73.95	0.38	(53.80)	0.01		(53.41)	(0.39)	—	—	(0.39)	20.15	(72.38)	(72.45)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Health Care
Six Months ended November 30, 2013 (Unaudited)	1.11%	0.95%	(0.04)%	0.11%	$90,333	5%
Year ended May 31, 2013(z)	1.18	0.95	0.30	0.53	73,641	5
Year ended May 31, 2012(z)	1.24	0.95	0.38	0.67	35,507	3
Year ended May 31, 2011(z)	1.26	0.95	0.53	0.83	51,469	6
Year ended May 31, 2010(z)	1.25	0.95	1.03	1.33	32,412	50
Year ended May 31, 2009(z)	1.32	0.95	0.79	1.16	48,658	79
Ultra Industrials
Six Months ended November 30, 2013 (Unaudited)	1.52	0.95	(0.23)	0.34	28,911	31
Year ended May 31, 2013	1.62	0.95	(0.39)	0.28	21,867	141
Year ended May 31, 2012	1.39	0.95	(0.10)	0.35	19,921	9
Year ended May 31, 2011	1.31	0.95	0.17	0.54	53,015	40
Year ended May 31, 2010	1.32	0.95	0.36	0.73	35,056	14
Year ended May 31, 2009	2.24	0.95	0.47	1.76	30,228	107
See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 337

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Oil & Gas
Six Months ended November 30, 2013 (Unaudited)	$56.94	$0.08	$8.85		$—		$8.93	$(0.11)	$—	$—	$(0.11)	$65.76	15.72%	16.02%
Year ended May 31, 2013	36.87	0.31	19.98		—		20.29	(0.22)	—	—	(0.22)	56.94	55.12	55.23
Year ended May 31, 2012	57.45	0.07	(20.60)		—	(h)	(20.53)	(0.05)	—	—	(0.05)	36.87	(35.77)	(35.73)
Year ended May 31, 2011	28.68	0.10	28.87		0.01		28.98	(0.21)	—	—	(0.21)	57.45	101.51	101.44
Year ended May 31, 2010	29.90	0.18	(1.19	)(i)	0.01		(1.00)	(0.17)	—	(0.05)	(0.22)	28.68	(3.39)	(4.10)
Year ended May 31, 2009	115.62	0.29	(85.92)		0.01		(85.62)	(0.10)	—	—	(0.10)	29.90	(74.04)	(73.73)
Ultra Real Estate
Six Months ended November 30, 2013 (Unaudited)	78.54	0.44	(11.46)		—		(11.02)	(0.52)	—	—	(0.52)	67.00	(14.07)	(14.16)
Year ended May 31, 2013	59.34	0.63	18.95		—		19.58	(0.38)	—	—	(0.38)	78.54	33.08	33.36
Year ended May 31, 2012	63.84	0.57	(4.30)		—	(h)	(3.73)	(0.77)	—	—	(0.77)	59.34	(5.61)	(5.79)
Year ended May 31, 2011	39.93	0.39	23.92		0.01		24.32	(0.41)	—	—	(0.41)	63.84	61.34	61.71
Year ended May 31, 2010(k)	19.17	0.65	20.56		0.02		21.23	(0.47)	—	—	(0.47)	39.93	112.43	113.23
Year ended May 31, 2009(k)	182.64	0.80	(160.90)		0.03		(160.07)	(3.40)	—	—	(3.40)	19.17	(88.98)	(89.01)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Oil & Gas
Six Months ended November 30, 2013 (Unaudited)	1.07%	0.95%	0.14%	0.26%	$138,091	32%
Year ended May 31, 2013	1.03	0.95	0.58	0.66	145,196	45
Year ended May 31, 2012	1.00	0.95	0.10	0.15	226,724	23
Year ended May 31, 2011	1.00	0.95	0.19	0.24	383,500	7
Year ended May 31, 2010	0.99	0.95	0.53	0.57	374,245	61
Year ended May 31, 2009	1.00	0.95	0.99	1.05	818,546	249
Ultra Real Estate
Six Months ended November 30, 2013 (Unaudited)	0.99	0.95	1.17	1.21	313,509	72
Year ended May 31, 2013	0.99	0.95	0.83	0.87	367,516	48
Year ended May 31, 2012	0.97	0.95	1.03	1.06	326,653	11
Year ended May 31, 2011	0.98	0.95	0.77	0.80	562,072	11
Year ended May 31, 2010(k)	0.99	0.95	2.17	2.21	591,137	29
Year ended May 31, 2009(k)	1.11	0.95	3.36	3.52	451,439	211

See accompanying notes to the financial statements.

338 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra KBW Regional Banking
Six Months ended November 30, 2013 (Unaudited)	$58.32	$0.29		$32.07	$—		$32.36	$(0.30)	$—	$—	$(0.30)	$90.38	55.68%	59.05%
Year ended May 31, 2013	42.72	0.46		15.68	—		16.14	(0.54)	—	—	(0.54)	58.32	38.12	37.71
Year ended May 31, 2012	47.12	0.24		(4.44)	0.01		(4.19)	(0.20)	—	(0.01)	(0.21)	42.72	(8.84)	(9.35)
Year ended May 31, 2011	47.13	0.18		0.01	0.02		0.21	(0.19)	—	(0.03)	(0.22)	47.12	0.51	(0.07)
April 20, 2010* through May 31, 2010	60.00	—	(h)	(12.91)	0.04		(12.87)	—	—	—	—	47.13	(21.45)	(21.63)
Ultra Semiconductors
Six Months ended November 30, 2013 (Unaudited)	42.34	0.13		5.59	—		5.72	(0.16)	—	—	(0.16)	47.90	13.55	13.38
Year ended May 31, 2013	33.55	0.26		8.76	—		9.02	(0.23)	—	—	(0.23)	42.34	27.07	27.26
Year ended May 31, 2012	45.20	0.05		(11.61)	—	(h)	(11.56)	(0.09)	—	—	(0.09)	33.55	(25.62)	(25.40)
Year ended May 31, 2011	31.90	(0.05)		13.39	0.01		13.35	(0.05)	—	—	(0.05)	45.20	41.92	41.84
Year ended May 31, 2010	19.01	0.11		12.96	0.01		13.08	(0.17)	—	(0.02)	(0.19)	31.90	68.97	69.90
Year ended May 31, 2009	60.30	0.24		(41.25)	0.01		(41.00)	(0.28)	—	(0.01)	(0.29)	19.01	(68.11)	(68.35)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra KBW Regional Banking
Six Months ended November 30, 2013 (Unaudited)	1.77%	0.95%	(0.06)%	0.76%	$18,076	23%
Year ended May 31, 2013	4.32	0.95	(2.41)	0.96	2,916	62
Year ended May 31, 2012	4.26	0.95	(2.72)	0.59	4,272	49
Year ended May 31, 2011	1.85	0.95	(0.49)	0.41	4,712	29
April 20, 2010* through May 31, 2010	4.90	0.95	(3.99)	(0.04)	7,070	24
Ultra Semiconductors
Six Months ended November 30, 2013 (Unaudited)	1.35	0.95	0.22	0.62	28,738	26
Year ended May 31, 2013	1.29	0.95	0.42	0.76	34,927	47
Year ended May 31, 2012	1.20	0.95	(0.10)	0.15	32,711	16
Year ended May 31, 2011	1.13	0.95	(0.31)	(0.13)	54,239	5
Year ended May 31, 2010	1.11	0.95	0.25	0.41	76,548	61
Year ended May 31, 2009	1.17	0.95	1.01	1.23	105,485	191

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 339

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Technology
Six Months ended November 30, 2013 (Unaudited)	$82.58	$0.04	$18.93	$—		$18.97	$—	$—	$—	$—	$101.55	22.98%	23.00%
Year ended May 31, 2013	69.30	0.06	13.25	—		13.31	(0.03)	—	—	(0.03)	82.58	19.20	19.27
Year ended May 31, 2012	68.07	(0.22)	1.45	—	(h)	1.23	—	—	—	—	69.30	1.81	1.76
Year ended May 31, 2011	47.65	(0.18)	20.60	—	(h)	20.42	—	—	—	—	68.07	42.82	43.12
Year ended May 31, 2010	29.53	(0.10)	18.23	—	(h)	18.13	—	—	(0.01)	(0.01)	47.65	61.41	61.17
Year ended May 31, 2009	71.12	0.09	(41.56)	0.01		(41.46)	(0.11)	—	(0.02)	(0.13)	29.53	(58.33)	(58.24)
Ultra Telecommunications
Six Months ended November 30, 2013 (Unaudited)	69.07	0.57	14.03	—		14.60	(0.45)	—	—	(0.45)	83.22	21.29	20.27
Year ended May 31, 2013	44.32	0.31	24.64	—		24.95	(0.18)	—	(0.02)	(0.20)	69.07	56.40	59.22
Year ended May 31, 2012	65.87	0.22	(21.61)	0.01		(21.38)	(0.17)	—	—	(0.17)	44.32	(32.48)	(32.46)
Year ended May 31, 2011	37.63	0.29	28.53	0.01		28.83	(0.59)	—	—	(0.59)	65.87	77.51	74.84
Year ended May 31, 2010	31.06	0.95	6.53	—	(h)	7.48	(0.91)	—	—	(0.91)	37.63	24.33	27.83
Year ended May 31, 2009	89.05	1.07	(57.35)	0.01		(56.27)	(1.72)	—	—	(1.72)	31.06	(63.73)	(64.38)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Technology
Six Months ended November 30, 2013 (Unaudited)	1.07%	0.95%	(0.03)%	0.10%	$129,480	54%
Year ended May 31, 2013	1.12	0.95	(0.08)	0.08	123,865	65
Year ended May 31, 2012	1.09	0.95	(0.48)	(0.34)	83,159	4
Year ended May 31, 2011	1.06	0.95	(0.42)	(0.30)	127,624	6
Year ended May 31, 2010	1.06	0.95	(0.33)	(0.22)	121,516	57
Year ended May 31, 2009	1.18	0.95	0.07	0.30	128,438	100
Ultra Telecommunications
Six Months ended November 30, 2013 (Unaudited)	3.12	0.95	(0.71)	1.46	6,241	28
Year ended May 31, 2013	3.72	0.95	(2.24)	0.52	5,180	27
Year ended May 31, 2012	4.17	0.95	(2.77)	0.45	3,324	178
Year ended May 31, 2011	2.76	0.95	(1.22)	0.59	9,881	26
Year ended May 31, 2010	1.98	0.95	1.70	2.73	8,467	43
Year ended May 31, 2009	1.67	0.95	2.41	3.13	11,647	174

See accompanying notes to the financial statements.

340 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Utilities
Six Months ended November 30, 2013 (Unaudited)	$65.28	$0.69	$2.47	(i)	$—	$3.16	$(0.85)	$—	$—	$(0.85)	$67.59	4.88%	3.63%
Year ended May 31, 2013	54.85	1.06	10.54		—	11.60	(1.17)	—	—	(1.17)	65.28	21.38	22.05
Year ended May 31, 2012	49.56	0.94	5.22		0.01	6.17	(0.88)	—	—	(0.88)	54.85	12.61	13.45
Year ended May 31, 2011	33.90	1.03	15.74		0.01	16.78	(1.12)	—	—	(1.12)	49.56	50.28	48.07
Year ended May 31, 2010	27.98	0.94	6.01		0.01	6.96	(1.04)	—	—	(1.04)	33.90	24.82	27.45
Year ended May 31, 2009	78.94	1.06	(50.96)		0.01	(49.89)	(1.07)	—	—	(1.07)	27.98	(63.64)	(63.95)
UltraPro Financials
Six Months ended November 30, 2013 (Unaudited)(bb)	46.72	0.14	11.59		—	11.73	—	—	—	—	58.45	25.13	23.79
July 10, 2012* through May 31, 2013(bb)	20.00	0.02	26.74		—	26.76	(0.04)	—	—	(0.04)	46.72	133.94	137.86

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Utilities
Six Months ended November 30, 2013 (Unaudited)	2.00%	0.95%	0.98%	2.03%	$10,139	1%
Year ended May 31, 2013	1.65	0.95	1.03	1.74	14,688	4
Year ended May 31, 2012	1.70	0.95	1.09	1.84	16,454	4
Year ended May 31, 2011	1.61	0.95	1.85	2.51	14,868	5
Year ended May 31, 2010	1.45	0.95	2.21	2.71	20,337	16
Year ended May 31, 2009	1.54	0.95	2.50	3.09	25,181	115
UltraPro Financials
Six Months ended November 30, 2013 (Unaudited)(bb)	1.74	0.95	(0.25)	0.54	23,382	12
July 10, 2012* through May 31, 2013(bb)	3.00	0.95	(1.98)	0.07	9,343	2

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 341

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra MSCI EAFE
Six Months ended November 30, 2013 (Unaudited)	$87.25	$(0.46)	$21.26	$0.08		$20.88	$—	$—	$—	$—	$108.13	23.94%	19.61%
Year ended May 31, 2013	53.57	(0.66)	34.33	0.01		33.68	—	—	—	—	87.25	62.86	71.65
Year ended May 31, 2012	94.73	(0.62)	(40.54)	—		(41.16)	—	—	—	—	53.57	(43.45)	(43.23)
Year ended May 31, 2011	57.99	(0.66)	37.41	0.01		36.76	(0.02)	—	—	(0.02)	94.73	63.33	58.53
June 2, 2009* through May 31, 2010	60.00	0.15	(2.07)	0.03		(1.89)	(0.12)	—	—	(0.12)	57.99	(3.15)	(1.82)
Ultra MSCI Emerging Markets
Six Months ended November 30, 2013 (Unaudited)	73.02	(0.33)	4.33	—	(h)	4.00	—	—	—	—	77.02	5.48	5.47
Year ended May 31, 2013	61.33	(0.66)	12.34	0.01		11.69	—	—	—	—	73.02	19.06	18.59
Year ended May 31, 2012	110.95	(0.62)	(49.00)	—		(49.62)	—	—	—	—	61.33	(44.72)	(44.37)
Year ended May 31, 2011	73.02	(0.39)	38.44	0.02		38.07	(0.14)	—	—	(0.14)	110.95	52.20	55.30
June 2, 2009* through May 31, 2010	60.00	0.09	12.88	0.05		13.02	—	—	—	—	73.02	21.70	19.15

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra MSCI EAFE
Six Months ended November 30, 2013 (Unaudited)	1.90%	0.95%	(1.89)%	(0.94)%	$10,813	—%
Year ended May 31, 2013	1.88	0.95	(1.82)	(0.88)	8,725	—
Year ended May 31, 2012	2.09	0.95	(2.06)	(0.91)	8,036	—
Year ended May 31, 2011	2.42	0.95	(2.31)	(0.85)	9,474	—
June 2, 2009* through May 31, 2010	1.99	0.95	(0.84)	0.21	5,799	145
Ultra MSCI Emerging Markets
Six Months ended November 30, 2013 (Unaudited)	1.19	0.95	(1.17)	(0.93)	46,212	—
Year ended May 31, 2013	1.18	0.95	(1.10)	(0.87)	36,511	—
Year ended May 31, 2012	1.33	0.95	(1.17)	(0.79)	21,465	—	(j)
Year ended May 31, 2011	1.33	0.95	(0.79)	(0.41)	33,284	163
June 2, 2009* through May 31, 2010	1.55	0.95	(0.49)	0.11	29,208	25

*  Commencement of investment operations.

See accompanying notes to the financial statements.

342 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra FTSE Europe
Six Months ended November 30, 2013 (Unaudited)	$37.32	$(0.20)	$11.19	$0.01		$11.00	$—	$—	$—	$—	$48.32	29.47%	29.43%
Year ended May 31, 2013	21.30	(0.29)	16.30	0.01		16.02	—	—	—	—	37.32	75.17	75.23
Year ended May 31, 2012	42.37	(0.26)	(20.81)	—		(21.07)	—	—	—	—	21.30	(49.72)	(48.89)
Year ended May 31, 2011	22.92	(0.28)	19.73	—	(h)	19.45	—	—	—	—	42.37	84.86	77.40
April 27, 2010* through May 31, 2010	30.00	(0.02)	(7.07)	0.01		(7.08)	—	—	—	—	22.92	(23.60)	(21.67)
Ultra MSCI Pacific ex-Japan
Six Months ended November 30, 2013 (Unaudited)	36.11	(0.18)	3.66	0.17		3.65	—	—	—	—	39.76	10.10	6.29
Year ended May 31, 2013	24.27	(0.33)	12.16	0.01		11.84	—	—	—	—	36.11	48.80	56.64
Year ended May 31, 2012	39.99	(0.28)	(15.45)	0.01		(15.72)	—	—	—	—	24.27	(39.32)	(39.55)
Year ended May 31, 2011	22.09	(0.29)	18.19	—		17.90	—	—	—	—	39.99	81.03	75.04
April 27, 2010* through May 31, 2010	30.00	(0.02)	(7.90)	0.01		(7.91)	—	—	—	—	22.09	(26.37)	(23.87)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra FTSE Europe
Six Months ended November 30, 2013 (Unaudited)	1.52%	0.95%	(1.51)%	(0.94)%	$24,158	—%
Year ended May 31, 2013	2.39	0.95	(2.33)	(0.89)	9,330	—
Year ended May 31, 2012	4.98	0.95	(4.95)	(0.92)	2,130	—
Year ended May 31, 2011	3.05	0.95	(2.95)	(0.86)	4,237	—
April 27, 2010* through May 31, 2010	11.50	0.95	(11.35)	(0.80)	3,437	—
Ultra MSCI Pacific ex-Japan
Six Months ended November 30, 2013 (Unaudited)	6.48	0.95	(6.48)	(0.95)	1,988	—
Year ended May 31, 2013	5.03	0.95	(4.97)	(0.89)	1,805	—
Year ended May 31, 2012	4.71	0.95	(4.68)	(0.92)	1,213	—
Year ended May 31, 2011	3.06	0.95	(2.97)	(0.87)	3,999	—
April 27, 2010* through May 31, 2010	12.19	0.95	(12.02)	(0.79)	2,209	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 343

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra MSCI Brazil Capped
Six Months ended November 30, 2013 (Unaudited)	$57.09	$(0.22)	$(8.16	)(i)	$0.01		$(8.37)	$—	$—	$—	$—	$48.72	(14.65)%	(14.39)%
Year ended May 31, 2013(x)	59.56	(0.57)	(1.91	)(i)	0.01		(2.47)	—	—	—	—	57.09	(4.16)	(4.57)
Year ended May 31, 2012(x)	134.88	(0.84)	(74.48)		—	(h)	(75.32)	—	—	—	—	59.56	(55.84)	(55.58)
Year ended May 31, 2011(x)	101.54	(1.14)	34.44		0.04		33.34	—	—	—	—	134.88	32.86	41.06
April 27, 2010* through May 31, 2010(x)	120.00	(0.08)	(18.41)		0.03		(18.46)	—	—	—	—	101.54	(15.40)	(20.37)
Ultra FTSE China 25
Six Months ended November 30, 2013 (Unaudited)	49.01	(0.24)	14.19		—	(h)	13.95	—	—	—	—	62.96	28.48	28.56
Year ended May 31, 2013	41.13	(0.44)	8.32		—	(h)	7.88	—	—	—	—	49.01	19.16	18.81
Year ended May 31, 2012	80.35	(0.49)	(38.74)		0.01		(39.22)	—	—	—	—	41.13	(48.82)	(48.59)
Year ended May 31, 2011	60.37	(0.62)	20.57		0.03		19.98	—	—	—	—	80.35	33.10	32.81
June 2, 2009* through May 31, 2010	60.00	(0.58)	0.90	(i)	0.05		0.37	—	—	—	—	60.37	0.62	0.57

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra MSCI Brazil Capped
Six Months ended November 30, 2013 (Unaudited)	2.15%	0.95%	(2.14)%	(0.94)%	$7,306	—%
Year ended May 31, 2013(x)	1.87	0.95	(1.78)	(0.86)	8,560	—
Year ended May 31, 2012(x)	1.72	0.95	(1.68)	(0.91)	8,935	—
Year ended May 31, 2011(x)	1.70	0.95	(1.62)	(0.86)	16,860	—
April 27, 2010* through May 31, 2010(x)	11.20	0.95	(11.04)	(0.80)	3,808	—
Ultra FTSE China 25
Six Months ended November 30, 2013 (Unaudited)	1.18	0.95	(1.16)	(0.93)	44,074	—
Year ended May 31, 2013	1.22	0.95	(1.13)	(0.86)	39,205	—
Year ended May 31, 2012	1.22	0.95	(1.18)	(0.91)	24,676	—
Year ended May 31, 2011	1.27	0.95	(1.18)	(0.86)	44,195	—
June 2, 2009* through May 31, 2010	1.31	0.95	(1.23)	(0.87)	45,277	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

344 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra MSCI Japan
Six Months ended November 30, 2013 (Unaudited)	$73.36	$(0.39)	$15.70		$0.02	$15.33	$—	$—	$—	$—	$88.69	20.90%	20.88%
Year ended May 31, 2013	49.29	(0.56)	24.60		0.03	24.07	—	—	—	—	73.36	48.83	50.13
Year ended May 31, 2012	67.20	(0.55)	(17.37)		0.01	(17.91)	—	—	—	—	49.29	(26.65)	(27.37)
Year ended May 31, 2011	59.20	(0.60)	8.54		0.06	8.00	—	—	—	—	67.20	13.51	13.04
June 2, 2009* through May 31, 2010	60.00	(0.56)	(0.25	)(i)	0.01	(0.80)	—	—	—	—	59.20	(1.33)	(0.55)
Ultra MSCI Mexico Capped IMI
Six Months ended November 30, 2013 (Unaudited)	45.46	(0.20)	(2.23)		0.01	(2.42)	—	—	—	—	43.04	(5.32)	(2.49)
Year ended May 31, 2013	29.27	(0.42)	16.61		—	16.19	—	—	—	—	45.46	55.30	44.40
Year ended May 31, 2012	41.50	(0.31)	(11.92)		—	(12.23)	—	—	—	—	29.27	(29.48)	(26.21)
Year ended May 31, 2011	26.65	(0.28)	15.12		0.01	14.85	—	—	—	—	41.50	55.72	58.83
April 27, 2010* through May 31, 2010	30.00	(0.02)	(3.34)		0.01	(3.35)	—	—	—	—	26.65	(11.17)	(13.13)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra MSCI Japan
Six Months ended November 30, 2013 (Unaudited)	1.18%	0.95%	(1.17)%	(0.94)%	$31,041	—%
Year ended May 31, 2013	1.52	0.95	(1.47)	(0.90)	44,016	—
Year ended May 31, 2012	1.36	0.95	(1.33)	(0.92)	17,252	—
Year ended May 31, 2011	1.87	0.95	(1.81)	(0.88)	43,679	—
June 2, 2009* through May 31, 2010	2.04	0.95	(1.95)	(0.87)	8,880	—
Ultra MSCI Mexico Capped IMI
Six Months ended November 30, 2013 (Unaudited)	3.40	0.95	(3.40)	(0.95)	4,304	—
Year ended May 31, 2013	4.37	0.95	(4.32)	(0.90)	4,546	—
Year ended May 31, 2012	7.68	0.95	(7.66)	(0.92)	1,463	—
Year ended May 31, 2011	4.03	0.95	(3.93)	(0.85)	2,075	—
April 27, 2010* through May 31, 2010	11.34	0.95	(11.19)	(0.79)	2,665	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 345

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra 7-10 Year Treasury
Six Months ended November 30, 2013 (Unaudited)	$54.78	$(0.15)	$(2.97	)(i)	$0.14	$(2.98)	$—	$—	$—	$—	$51.80	(5.44)%	(5.77)%
Year ended May 31, 2013	56.91	— (h)	(2.20)		0.08	(2.12)	(0.01)	—	—	(0.01)	54.78	(3.72)	(3.80)
Year ended May 31, 2012(s)	43.53	0.09	13.26		0.04	13.39	(0.01)	—	—	(0.01)	56.91	30.74	31.22
Year ended May 31, 2011(s)	38.35	(0.10)	5.19		0.09	5.18	— (h)	—	—	— (h)	43.53	13.51	13.73
January 19, 2010* through May 31, 2010(s)	35.00	— (h)	3.33		0.02	3.35	—	—	—	—	38.35	9.59	9.41
Ultra 20+ Year Treasury
Six Months ended November 30, 2013 (Unaudited)	62.23	(0.08)	(9.10)		0.02	(9.16)	(0.06)	—	—	(0.06)	53.01	(14.73)	(15.11)
Year ended May 31, 2013	74.98	0.36	(13.13)		0.05	(12.72)	(0.03)	—	—	(0.03)	62.23	(16.97)	(17.06)
Year ended May 31, 2012(s)	42.73	0.02	32.45		0.09	32.56	(0.31)	—	—	(0.31)	74.98	76.65	77.93
Year ended May 31, 2011(s)	40.38	0.39	2.24		0.05	2.68	(0.33)	—	—	(0.33)	42.73	6.74	6.81
January 19, 2010* through May 31, 2010(s)	35.00	0.09	5.24		0.08	5.41	(0.03)	—	—	(0.03)	40.38	15.45	15.32

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra 7-10 Year Treasury
Six Months ended November 30, 2013 (Unaudited)	0.99%	0.95%	(0.62)%	(0.58)%	$15,540	86%
Year ended May 31, 2013	0.99	0.95	(0.04)	— (m)	1,133,980	289
Year ended May 31, 2012(s)	1.06	0.95	0.07	0.17	600,388	146
Year ended May 31, 2011(s)	1.63	0.95	(0.92)	(0.25)	13,061	314
January 19, 2010* through May 31, 2010(s)	2.27	0.95	(1.30)	0.02	11,506	136
Ultra 20+ Year Treasury
Six Months ended November 30, 2013 (Unaudited)	1.55	0.95	(0.88)	(0.27)	18,552	5
Year ended May 31, 2013	1.65	0.95	(0.18)	0.52	18,669	163
Year ended May 31, 2012(s)	1.55	0.95	(0.56)	0.04	18,745	203
Year ended May 31, 2011(s)	1.42	0.95	0.47	0.93	25,637	79
January 19, 2010* through May 31, 2010(s)	2.16	0.95	(0.53)	0.68	8,075	228

*  Commencement of investment operations.

See accompanying notes to the financial statements.

346 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra High Yield
Six Months ended November 30, 2013 (Unaudited)	$51.92	$(0.14)	$3.49		$0.01		$3.36	$—	$—	$—	$—	$55.28	6.47%	4.68%
Year ended May 31, 2013	41.27	(0.43)	11.08		—	(h)	10.65	—	—	—	—	51.92	25.83	25.39
Year ended May 31, 2012	40.70	(0.37)	0.93	(i)	0.01		0.57	—	—	—	—	41.27	1.39	4.02
April 13, 2011* through May 31, 2011	40.00	(0.05)	0.74		0.01		0.70	—	—	—	—	40.70	1.75	0.70
Ultra Investment Grade Corporate
Six Months ended November 30, 2013 (Unaudited)	53.59	(0.13)	(1.25)		0.03		(1.35)	—	—	—	—	52.24	(2.52)	(3.55)
Year ended May 31, 2013	49.88	(0.49)	4.19		0.01		3.71	—	—	—	—	53.59	7.43	7.97
Year ended May 31, 2012	42.36	(0.42)	7.93		0.01		7.52	—	—	—	—	49.88	17.77	16.77
April 13, 2011* through May 31, 2011	40.00	(0.05)	2.40		0.01		2.36	—	—	—	—	42.36	5.89	6.27

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra High Yield
Six Months ended November 30, 2013 (Unaudited)	6.40%	0.95%	(5.97)%	(0.52)%	$2,764	51%
Year ended May 31, 2013	3.27	0.95	(3.19)	(0.88)	2,596	—	(j)
Year ended May 31, 2012	3.02	0.95	(2.98)	(0.91)	4,127	—
April 13, 2011* through May 31, 2011	6.10	0.95	(6.08)	(0.93)	4,070	—
Ultra Investment Grade Corporate
Six Months ended November 30, 2013 (Unaudited)	4.39	0.95	(3.93)	(0.49)	2,612	—
Year ended May 31, 2013	3.05	0.95	(2.98)	(0.89)	5,359	—	(j)
Year ended May 31, 2012	3.07	0.95	(3.04)	(0.92)	2,494	—
April 13, 2011* through May 31, 2011	5.74	0.95	(5.73)	(0.94)	4,236	—

*  Commencement of investment operations.
See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 347

ProShares Trust Notes to Financial Highlights:

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Includes transaction fees associated with the issuance and redemption of Creation Units.

(c)  Not annualized for periods less than one year.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e)  Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE and NASDAQ) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.

(f)  Annualized for periods less than one year.

(g)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. In-Kind transactions are not included in the portfolio turnover calculations.

(h)  Per share amount is less than $0.005.

(i)  The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

(j)  Less than 0.5%.

(k)  Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective April 15, 2010.

(l)  Per share amounts have been restated on a retroactive basis to reflect a 1:10 reverse stock split effective April 15, 2010.

(m)  Less than 0.005%.

(n)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective February 25, 2011.

(o)  Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective February 25, 2011.

(p)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective February 25, 2011.

(q)  Per share amounts have been restated on a retroactive basis to reflect a 3:1 stock split effective February 25, 2011.

(r)  Per share amounts have been restated on a retroactive basis to reflect a 1:3 reverse stock split effective October 13, 2011.

(s)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective May 11, 2012.

(t)  Per share amounts have been restated on a retroactive basis to reflect a 3:1 stock split effective May 11, 2012.

(u)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective May 11, 2012.

(v)  Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective May 11, 2012.

(w)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective October 5, 2012.

(x)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective October 5, 2012.

(y)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective June 10, 2013.

(z)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective June 10, 2013.

(aa)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective January 24, 2014.

(bb)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective January 24, 2014.

See accompanying notes to the financial statements.

348 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

NOTES TO FINANCIAL STATEMENTS

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: 349

1. Organization

ProShares Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940 ("1940 Act"). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of an unlimited number of shares at no par value and is comprised of 123 operational Funds (collectively, the "Funds" and individually, a "Fund"). Each Fund other than ProShares High Yield–Interest Rate Hedged, ProShares Investment Grade–Interest Rate Hedged, ProShares Short Term USD Emerging Markets Bond ETF and ProShares S&P 500 Aristocrats ETF is a "non-diversified" series of the Trust pursuant to the 1940 Act.

The Funds had no operations prior to June 19, 2006, other than matters relating to their organization and registration and the sale and issuance to ProShare Advisors LLC (the "Advisor") of 1,428 shares of the ProShares Short S&P500 at an aggregate price of $100,000.

The following Funds had name changes during the period:

Formerly	Name (effective October 1, 2013)
ProShares UltraShort Europe	ProShares UltraShort FTSE Europe
ProShares Ultra Europe	ProShares Ultra FTSE Europe

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The securities in the portfolio of a Fund that are listed or traded on a stock exchange or the NASDAQ Stock Market, except as otherwise noted, are valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded, generally using information provided by a third party pricing service, or market quotations. These valuations are typically categorized as Level 1 in the fair value hierarchy described below. If there have been no sales for that day on the exchange or system where the security is principally traded, then fair value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security will be valued in accordance with procedures approved by the Trust's Board of Trustees (the "Board").

Securities regularly traded in the over-the-counter ("OTC") markets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for

U.S. Treasury securities and at the evaluated bid price for Sovereign, Sub-Sovereign and Quasi-Sovereign bonds, corporate bonds and (effective January 17, 2014) Covered Bonds. Fixed-income securities maturing in sixty days or less may also be valued at amortized cost, which approximates value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Index futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share ("NAV") of a Fund is determined. Equity, bond and currency futures contracts are generally valued at the official futures settlement price. These valuations are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g. swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Board. Fair value pricing may require subjective determinations about the value of a security. While the Trust's policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relevant significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds' own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•  Level 1 — Quoted prices in active markets for identical assets.

•  Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 — Significant unobservable inputs (including assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities

350 :: NOVEMBER 30, 2013 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. The Funds disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Level 1 and 3, or Level 2 to 3 as of November 30, 2013, based on levels assigned to securities on May 31, 2013. Transfers between Level 1 and 2 are included in a summary of the valuations below.

The following is a summary of the valuations as of November 30, 2013 for each Fund based upon the three levels defined above:

Please refer to the Schedules of Portfolio Investments to view equity and debt securities segregated by industry type.

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs						Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks**	Rights/ Warrants	Long-Term U.S. Treasury Obligations/ Corporate Bonds	U.S./ Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
USD Covered Bond	—	—	—	—	—	$6,533,348	$21,969	$37,072	—	—	$6,592,389	—
German Sovereign/ Sub-Sovereign ETF	—	—	—	—	—	466,473	3,704,001	21,825	—	—	4,192,299	—
High Yield-Interest Rate Hedged	—	—	$(33,479)	—	—	40,439,688	714,781	1,206,177	—	—	42,360,646	$(33,479)
Investment Grade-Interest Rate Hedged	—	—	(53,397)	—	—	26,024,996	559,262	943,743	—	—	27,528,001	(53,397)
Short Term USD Emerging Markets Bond ETF	—	—	—	—	—	4,102,625	7,581,936	145,196	—	—	11,829,757	—
Global Listed Private Equity ETF	$4,559,882	—	—	—	—	—	32,364	54,612	—	—	4,646,858	—
Hedge Replication ETF	4,648,465	—	1,728	—	—	—	26,352,138	2,330,129	$1,159,715	—	33,330,732	1,161,443
Large Cap Core Plus	204,953,815	—	—	—	—	—	347,959	614,065	12,729,117	—	205,915,839	12,729,117
Merger ETF	3,475,381	—	—	—	—	—	190,810	342,000	(8,672)	$5,128	4,008,191	(3,544)
RAFI® Long/Short	73,967,872	—	—	—	—	—	3,105,159	5,686,114	(7,832,542)	—	82,759,145	(7,832,542)
S&P 500 Aristocrats ETF	36,765,123	—	—	—	—	—	—	—	—	—	36,765,123	—
30 Year TIPS/TSY Spread	—	—	—	—	—	2,825,540	209,984	415,356	71,423	—	3,450,880	71,423
Short 30 Year TIPS/TSY Spread	—	—	—	—	—	3,138,577	223,340	448,384	50,567	—	3,810,301	50,567
UltraPro 10 Year TIPS/TSY Spread	—	—	—	—	—	1,309,714	108,474	369,641	(36,796)	—	1,787,829	(36,796)
UltraPro Short 10 Year TIPS/TSY Spread	—	—	—	—	—	899,985	374,637	812,330	33,018	—	2,086,952	33,018
Short S&P500®	—	—	(248,213)	—	—	—	1,152,768,740	538,630,727	(35,305,422)	—	1,691,399,467	(35,553,635)
Short QQQ®	—	—	(352,943)	—	—	—	102,031,205	58,546,797	(5,481,494)	—	160,578,002	(5,834,437)
Short Dow30SM	—	—	(386,449)	—	—	—	180,035,628	96,719,875	(6,061,872)	—	276,755,503	(6,448,321)
Short MidCap400	—	—	(22,522)	—	—	—	13,334,071	11,257,311	(296,297)	—	24,591,382	(318,819)
Short Russell2000	—	—	(1,297,492)	—	—	—	298,645,211	133,590,313	(17,153,163)	—	432,235,524	(18,450,655)
Short SmallCap600	—	—	—	—	—	—	3,879,336	7,166,023	(461,485)	—	11,045,359	(461,485)
UltraShort Russell3000	—	—	—	—	—	—	254,399	583,201	(50,754)	—	837,600	(50,754)
UltraShort S&P500®	—	—	(199,083)	—	—	—	1,209,651,815	461,763,260	(73,326,556)	—	1,671,415,075	(73,525,639)
UltraShort QQQ®	—	—	(158,299)	—	—	—	307,574,581	169,140,662	(64,146,521)	—	476,715,243	(64,304,820)
UltraShort Dow30SM	—	—	(171,279)	—	—	—	171,128,545	97,935,882	(12,123,429)	—	269,064,427	(12,294,708)
UltraShort MidCap400	—	—	(6,404)	—	—	—	7,164,800	6,267,386	(334,482)	—	13,432,186	(340,886)
UltraShort Russell2000	—	—	(943,935)	—	—	—	162,572,562	109,114,603	(23,473,584)	—	271,687,165	(24,417,519)
UltraShort SmallCap600	—	—	—	—	—	—	1,775,417	3,290,364	(414,589)	—	5,065,781	(414,589)
UltraPro Short S&P500®	—	—	(186,251)	—	—	—	320,064,640	187,329,416	(32,274,836)	—	507,394,056	(32,461,087)
UltraPro Short QQQ®	—	—	(234,600)	—	—	—	145,225,721	62,904,121	(25,683,404)	—	208,129,842	(25,918,004)
UltraPro Short Dow30SM	—	—	(60,992)	—	—	—	64,218,976	52,587,080	(7,875,875)	—	116,806,056	(7,936,867)
UltraPro Short MidCap400	—	—	(10,785)	—	—	—	3,086,857	2,494,120	(270,494)	—	5,580,977	(281,279)
UltraPro Short Russell2000	—	—	(108,057)	—	—	—	30,231,916	34,328,461	(7,533,003)	—	64,560,377	(7,641,060)
UltraShort Russell1000 Value	—	—	—	—	—	—	268,889	678,777	(112,667)	—	947,666	(112,667)
UltraShort Russell1000 Growth	—	—	—	—	—	—	340,377	843,476	(51,141)	—	1,183,853	(51,141)

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: 351

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs						Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks**	Rights/ Warrants	Long-Term U.S. Treasury Obligations/ Corporate Bonds	U.S./ Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
UltraShort Russell MidCap Value	—	—	—	—	—	—	$101,984	$594,591	$(9,156)	—	$696,575	$(9,156)
UltraShort Russell MidCap Growth	—	—	—	—	—	—	168,127	869,605	(40,844)	—	1,037,732	(40,844)
UltraShort Russell2000 Value	—	—	—	—	—	—	701,833	1,554,093	(260,327)	—	2,255,926	(260,327)
UltraShort Russell2000 Growth	—	—	—	—	—	—	1,322,164	2,886,354	(373,722)	—	4,208,518	(373,722)
Short Basic Materials	—	—	—	—	—	—	1,292,957	1,384,761	(188,028)	—	2,677,718	(188,028)
Short Financials	—	—	—	—	—	—	24,986,015	15,594,483	(5,605,026)	—	40,580,498	(5,605,026)
Short Oil & Gas	—	—	—	—	—	—	970,426	1,291,309	(332,862)	—	2,261,735	(332,862)
Short Real Estate	—	—	—	—	—	—	18,047,600	14,168,397	1,002,419	—	32,215,997	1,002,419
Short KBW Regional Banking	—	—	—	—	—	—	301,800	1,360,229	(178,671)	—	1,662,029	(178,671)
UltraShort Basic Materials	—	—	—	—	—	—	8,600,257	16,665,264	(3,835,130)	—	25,265,521	(3,835,130)
UltraShort Nasdaq Biotechnology	—	—	—	—	—	—	2,729,056	7,610,448	(2,282,751)	—	10,339,504	(2,282,751)
UltraShort Consumer Goods	—	—	—	—	—	—	1,198,201	2,992,868	(153,607)	—	4,191,069	(153,607)
UltraShort Consumer Services	—	—	—	—	—	—	2,120,317	3,472,979	(1,557,314)	—	5,593,296	(1,557,314)
UltraShort Financials	—	—	—	—	—	—	48,041,083	80,969,490	(24,610,983)	—	129,010,573	(24,610,983)
UltraShort Health Care	—	—	—	—	—	—	767,236	2,300,119	(574,590)	—	3,067,355	(574,590)
UltraShort Industrials	—	—	—	—	—	—	1,235,748	2,706,900	(429,054)	—	3,942,648	(429,054)
UltraShort Oil & Gas	—	—	—	—	—	—	35,044,428	27,066,689	408,202	—	62,111,117	408,202
UltraShort Real Estate	—	—	—	—	—	—	31,846,128	23,418,363	(651,255)	—	55,264,491	(651,255)
UltraShort Semiconductors	—	—	—	—	—	—	4,489,520	10,087,716	(1,878,514)	—	14,577,236	(1,878,514)
UltraShort Technology	—	—	—	—	—	—	3,466,277	4,032,063	(1,363,528)	—	7,498,340	(1,363,528)
UltraShort Telecommunications	—	—	—	—	—	—	280,907	1,020,713	(199,142)	—	1,301,620	(199,142)
UltraShort Utilities	—	—	—	—	—	—	1,583,725	3,773,907	(38,370)	—	5,357,632	(38,370)
UltraPro Short Financials	—	—	—	—	—	—	1,251,225	2,904,593	(572,457)	—	4,155,818	(572,457)
Short MSCI EAFE	—	—	—	—	—	—	26,611,350	34,222,976	(17,383,510)	—	60,834,326	(17,383,510)
Short MSCI Emerging Markets	—	—	—	—	—	—	134,206,150	80,744,745	(15,329,262)	—	214,950,895	(15,329,262)
Short FTSE China 25	—	—	—	—	—	—	1,681,797	2,245,329	(670,060)	—	3,927,126	(670,060)
UltraShort MSCI EAFE	—	—	—	—	—	—	3,972,922	9,131,677	(4,871,471)	—	13,104,599	(4,871,471)
UltraShort MSCI Emerging Markets	—	—	—	—	—	—	22,569,266	54,472,851	(29,179,674)	—	77,042,117	(29,179,674)
UltraShort FTSE Europe	—	—	—	—	—	—	16,676,375	34,832,963	(13,527,390)	—	51,509,338	(13,527,390)
UltraShort MSCI Pacific ex-Japan	—	—	—	—	—	—	325,120	1,080,563	(153,000)	—	1,405,683	(153,000)
UltraShort MSCI Brazil Capped	—	—	—	—	—	—	5,197,974	9,362,018	(1,337,301)	—	14,559,992	(1,337,301)
UltraShort FTSE China 25	—	—	—	—	—	—	86,805,615	57,674,595	(39,563,366)	—	144,480,210	(39,563,366)
UltraShort MSCI Japan	—	—	—	—	—	—	5,400,614	11,724,344	(6,051,480)	—	17,124,958	(6,051,480)
UltraShort MSCI Mexico Capped IMI	—	—	—	—	—	—	449,184	865,080	(176,706)	—	1,314,264	(176,706)
Short 7-10 Year Treasury	—	—	$3,707	—	—	—	29,706,291	23,271,746	105,007	—	52,978,037	108,714
Short 20+ Year Treasury	—	—	136,861	—	—	—	997,347,493	544,536,689	3,842,212	—	1,541,884,182	3,979,073
Short High Yield	—	—	—	—	—	—	31,617,661	26,994,972	(7,602,991)	—	58,612,633	(7,602,991)
Short Investment Grade Corporate	—	—	—	—	—	—	1,754,922	1,313,035	(21,458)	—	3,067,957	(21,458)

352 :: NOVEMBER 30, 2013 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs						Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks**	Rights/ Warrants	Long-Term U.S. Treasury Obligations/ Corporate Bonds	U.S./ Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
UltraShort 3-7 Year Treasury	—	—	—	—	—	—	$1,434,012	$2,766,000	$(206,861)	—	$4,200,012	$(206,861)
UltraShort 7-10 Year Treasury	—	—	$44,388	—	—	—	203,951,725	103,444,942	(1,532,083)	—	307,396,667	(1,487,695)
UltraShort 20+ Year Treasury	—	—	459,664	—	—	—	2,724,263,627	1,470,984,699	21,157,318	—	4,195,248,326	21,616,982
UltraShort TIPS	—	—	—	—	—	—	6,095,960	5,356,514	281,537	—	11,452,474	281,537
UltraPro Short 20+ Year Treasury	—	—	9,911	—	—	—	34,645,735	62,692,429	8,525,177	—	97,338,164	8,535,088
Ultra Russell3000	$1,013,382	—	—	$2	—	—	685,081	1,566,565	579,633	—	3,265,030	579,633
Ultra S&P500®	1,868,807,802	—	13,456,478	—	—	—	690,712,647	427,870,287	80,892,014	—	2,987,390,736	94,348,492
Ultra QQQ®	336,976,733	—	5,704,522	—	—	—	160,902,335	115,532,814	75,685,420	—	613,411,882	81,389,942
Ultra Dow30SM	159,039,242	—	2,310,077	—	—	—	57,707,867	42,874,265	14,536,462	—	259,621,374	16,846,539
Ultra MidCap400	1,031,897,944	—	5,373,043	—	—	—	356,238,733	197,428,994	22,490,409	—	1,585,565,671	27,863,452
Ultra Russell2000	—	—	519,511	—	$1,738	—	139,374,758	93,041,427	28,626,362	—	232,417,923	29,145,873
Ultra SmallCap600	4,278,845	—	—	—	—	—	8,385,236	14,912,095	3,425,030	—	27,576,176	3,425,030
UltraPro S&P500®	22,630,687	—	1,606,146	—	—	—	125,650,895	326,044,438	74,919,032	—	474,326,020	76,525,178
UltraPro QQQ®	185,962,034	—	1,275,724	—	—	—	30,821,847	78,031,342	131,011,450	—	294,815,223	132,287,174
UltraPro Dow30SM	72,617,341	—	290,137	—	—	—	4,123,845	8,887,021	5,726,996	—	85,628,207	6,017,133
UltraPro MidCap400	22,182,230	—	79,913	—	—	—	319,925	6,721,530	4,801,953	—	29,223,685	4,881,866
UltraPro Russell2000	52,914,072	$17	425,192	473	137	—	37,590,604	74,469,747	36,063,117	—	164,975,050	36,488,309
Ultra Russell1000 Value	4,699,388	—	—	—	—	—	1,213,928	2,385,169	502,101	—	8,298,485	502,101
Ultra Russell1000 Growth	6,477,456	—	—	—	—	—	3,077,938	5,638,902	505,937	—	15,194,296	505,937
Ultra Russell MidCap Value	—	—	—	—	—	—	1,829,710	3,334,414	193,948	—	5,164,124	193,948
Ultra Russell MidCap Growth	7,184,583	—	—	—	—	—	1,933,762	3,670,936	889,673	—	12,789,281	889,673
Ultra Russell2000 Value	6,870,915	—	—	391	28	—	1,726,230	3,230,576	836,476	—	11,828,140	836,476
Ultra Russell2000 Growth	4,762,876	6	—	—	—	—	3,593,888	3,163,003	1,040,646	—	11,519,773	1,040,646
Ultra Basic Materials	—	—	—	—	—	—	35,819,713	70,805,142	11,374,982	—	106,624,855	11,374,982
Ultra Nasdaq Biotechnology	146,462,849	—	—	—	—	—	5,153,981	18,441,722	36,508,304	—	170,058,552	36,508,304
Ultra Consumer Goods	8,204,785	—	—	—	—	—	565,465	961,546	3,346,447	—	9,731,796	3,346,447
Ultra Consumer Services	20,532,464	—	—	—	—	—	615,709	3,107,684	3,534,132	—	24,255,857	3,534,132
Ultra Financials	585,876,621	—	—	—	—	—	65,856,879	103,559,194	76,527,019	—	755,292,694	76,527,019
Ultra Health Care	63,324,294	—	—	—	—	—	6,954,094	13,156,687	15,055,197	—	83,435,075	15,055,197
Ultra Industrials	20,279,308	—	—	—	—	—	208,290	1,830,918	7,090,848	—	22,318,516	7,090,848
Ultra Oil & Gas	98,321,829	—	—	—	—	—	31,297,722	24,440,948	19,509,100	—	154,060,499	19,509,100
Ultra Real Estate	—	—	—	—	—	—	153,625,690	145,853,518	5,640,594	—	299,479,208	5,640,594
Ultra KBW Regional Banking	12,815,033	—	—	—	—	—	1,008,183	2,236,301	2,433,743	—	16,059,517	2,433,743
Ultra Semiconductors	20,762,982	—	—	—	—	—	2,079,761	3,824,684	2,043,324	—	26,667,427	2,043,324
Ultra Technology	90,817,265	—	—	—	—	—	9,156,393	23,144,646	12,867,539	—	123,118,304	12,867,539
Ultra Telecommunications	4,312,900	—	—	—	—	—	423,451	968,852	408,668	—	5,705,203	408,668
Ultra Utilities	7,396,324	—	—	—	—	—	792,403	2,013,084	(96,255)	—	10,201,811	(96,255)
UltraPro Financials	17,719,550	—	—	—	—	—	163,703	796,858	4,726,517	—	18,680,111	4,726,517
Ultra MSCI EAFE	—	—	—	—	—	—	5,980,410	7,777,249	2,307,480	—	13,757,659	2,307,480
Ultra MSCI Emerging Markets	—	—	—	—	—	—	17,814,837	23,544,363	4,900,020	—	41,359,200	4,900,020
Ultra FTSE Europe	—	—	—	—	—	—	8,050,160	12,294,525	3,847,509	—	20,344,685	3,847,509
Ultra MSCI Pacific ex-Japan	—	—	—	—	—	—	379,461	1,163,030	463,265	—	1,542,491	463,265

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: 353

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs						Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks**	Rights/ Warrants	Long-Term U.S. Treasury Obligations/ Corporate Bonds	U.S./ Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
Ultra MSCI Brazil Capped	—	—	—	—	—	—	$2,395,658	$6,819,938	$(1,887,571)	—	$9,215,596	$(1,887,571)
Ultra FTSE China 25	—	—	—	—	—	—	21,225,471	15,705,862	7,204,623	—	36,931,333	7,204,623
Ultra MSCI Japan	—	—	—	—	—	—	14,305,937	12,138,510	4,638,006	—	26,444,447	4,638,006
Ultra MSCI Mexico Capped IMI	—	—	—	—	—	—	1,033,977	2,375,563	912,461	—	3,409,540	912,461
Ultra 7-10 Year Treasury	—	—	$(1,152)	—	—	$6,543,734	3,610,532	6,100,302	(9,694,322)	—	16,254,568	(9,695,474)
Ultra 20+ Year Treasury	—	—	—	—	—	3,488,425	5,425,009	12,374,955	(2,718,321)	—	21,288,389	(2,718,321)
Ultra High Yield	$102,015	—	—	—	—	—	372,510	784,338	889,264	—	1,258,863	889,264
Ultra Investment Grade Corporate	574,561	—	—	—	—	—	588,659	1,124,355	(172,290)	—	2,287,575	(172,290)

*  These investments are recorded in the financial statements at the unrealized gain or loss on the investment.

**  Common stocks (L&L Energy, Inc.) transferred from Level 1 to Level 2 during the period due to a NASDAQ trading halt imposed on November 18, 2013.

Foreign Currency Translation

Each Fund's accounting records are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars as of the close of London world markets. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase agreements only with major global financial institutions whose condition is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements jointly; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund's custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

On November 30, 2013, the Funds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.

Fund Name	Barclays Capital, Inc., 0.05%, dated 11/29/13, due 12/02/13 (1)	Barclays Capital, Inc., 0.07%, dated 11/29/13, due 12/02/13 (2)	BNP Paribas Securities Corp., 0.07%, dated 11/29/13, due 12/02/13 (3)	BNP Paribas Securities Corp., 0.08%, dated 11/29/13, due 12/02/13 (4)	Credit Suisse (USA) LLC, 0.08%, dated 11/29/13, due 12/02/13 (5)	Credit Suisse (USA) LLC, 0.09%, dated 11/29/13, due 12/02/13 (6)	ING Financial Markets LLC, 0.09%, dated 11/29/13, due 12/02/13 (7)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.07%, dated 11/29/13, due 12/02/13 (8)	UBS Securities LLC, 0.01%, dated 11/29/13, due 12/02/13 (9)	UBS Securities LLC, 0.02%, dated 11/29/13, due 12/02/13 (10)	Total
USD Covered Bond	$1,348	$640	$23,923	$1,348	$42	$337	$674	$3,369	$1,348	$4,043	$37,072
German Sovereign/ Sub-Sovereign ETF	793	377	14,084	793	25	198	397	1,984	793	2,381	21,825
High Yield-Interest Rate Hedged	43,852	20,830	778,366	43,852	1,354	10,963	21,926	109,629	43,852	131,553	1,206,177

354 :: NOVEMBER 30, 2013 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund Name	Barclays Capital, Inc., 0.05%, dated 11/29/13, due 12/02/13 (1)	Barclays Capital, Inc., 0.07%, dated 11/29/13, due 12/02/13 (2)	BNP Paribas Securities Corp., 0.07%, dated 11/29/13, due 12/02/13 (3)	BNP Paribas Securities Corp., 0.08%, dated 11/29/13, due 12/02/13 (4)	Credit Suisse (USA) LLC, 0.08%, dated 11/29/13, due 12/02/13 (5)	Credit Suisse (USA) LLC, 0.09%, dated 11/29/13, due 12/02/13 (6)	ING Financial Markets LLC, 0.09%, dated 11/29/13, due 12/02/13 (7)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.07%, dated 11/29/13, due 12/02/13 (8)	UBS Securities LLC, 0.01%, dated 11/29/13, due 12/02/13 (9)	UBS Securities LLC, 0.02%, dated 11/29/13, due 12/02/13 (10)	Total
Investment Grade- Interest Rate Hedged	$34,311	$16,298	$609,013	$34,311	$1,060	$8,578	$17,155	$85,776	$34,311	$102,930	$943,743
Short Term USD Emerging Markets Bond ETF	5,279	2,507	93,697	5,279	164	1,320	2,639	13,197	5,279	15,835	145,196
Global Listed Private Equity ETF	1,985	943	35,243	1,985	61	496	993	4,964	1,986	5,956	54,612
Hedge Replication ETF	84,714	40,239	1,503,672	84,714	2,616	21,178	42,357	211,785	84,714	254,140	2,330,129
Large Cap Core Plus	23,516	12,092	378,912	21,347	659	8,590	11,758	62,043	22,432	72,716	614,065
Merger ETF	13,320	7,013	207,784	11,706	362	5,347	6,660	35,721	12,513	41,574	342,000
RAFI® Long/Short	226,486	122,875	3,381,384	190,501	5,887	101,604	113,243	620,195	208,493	715,446	5,686,114
S&P 500 Aristocrats ETF	—	—	—	—	—	—	—	—	—	—	—
30 Year TIPS/TSY Spread	17,803	10,547	228,663	12,882	399	10,601	8,901	51,888	15,343	58,329	415,356
Short 30 Year TIPS/TSY Spread	19,468	11,698	243,208	13,702	424	12,075	9,734	57,319	16,585	64,171	448,384
UltraPro 10 Year TIPS/TSY Spread	21,702	16,704	118,124	6,655	208	24,235	10,851	76,828	14,179	80,155	369,641
UltraPro Short 10 Year TIPS/TSY Spread	37,511	23,992	407,964	22,984	712	27,537	18,755	115,568	30,247	127,060	812,330
Short S&P500®	22,152,573	12,511,484	310,137,666	17,472,545	540,210	11,388,179	11,076,287	62,401,476	19,812,559	71,137,748	538,630,727
Short QQQ®	2,551,157	1,538,871	31,623,034	1,781,579	55,129	1,599,763	1,275,579	7,532,263	2,166,369	8,423,053	58,546,797
Short Dow30SM	4,166,174	2,481,829	52,946,263	2,982,888	92,285	2,520,650	2,083,087	12,190,362	3,574,531	13,681,806	96,719,875
Short MidCap400	434,445	225,844	6,897,700	388,603	12,005	165,914	217,223	1,154,876	411,524	1,349,177	11,257,311
Short Russell2000	5,188,238	2,720,913	81,378,607	4,584,710	141,650	2,051,470	2,594,119	13,875,888	4,886,474	16,168,244	133,590,313
Short SmallCap600	287,973	158,028	4,224,430	237,996	7,356	134,466	143,987	794,902	262,985	913,900	7,166,023
UltraShort Russell3000	28,019	18,584	277,030	15,607	484	22,520	14,010	88,666	21,813	96,468	583,201
UltraShort S&P500®	20,071,186	12,074,753	250,141,950	14,092,504	436,057	12,491,148	10,035,593	59,145,986	17,081,845	66,192,238	461,763,260
UltraShort QQQ®	8,811,723	6,245,996	70,354,940	3,963,658	123,147	8,263,011	4,405,861	29,301,403	6,387,691	31,283,232	169,140,662
UltraShort Dow30SM	4,459,117	2,813,468	50,106,701	2,822,913	87,417	3,160,035	2,229,559	13,602,100	3,641,015	15,013,557	97,935,882
UltraShort MidCap400	253,952	140,822	3,664,214	206,435	6,381	122,885	126,976	706,155	230,193	809,373	6,267,386
UltraShort Russell2000	4,967,307	3,133,621	55,837,536	3,145,777	97,415	3,518,740	2,483,653	15,150,562	4,056,542	16,723,450	109,114,603
UltraShort SmallCap600	132,662	73,104	1,933,353	108,921	3,367	62,841	66,331	367,266	120,792	421,727	3,290,364
UltraPro Short S&P500®	10,989,462	8,453,987	59,996,197	3,380,067	105,567	12,259,109	5,494,731	38,887,748	7,184,765	40,577,783	187,329,416
UltraPro Short QQQ®	3,375,039	2,445,205	24,738,485	1,393,717	43,345	3,320,412	1,687,520	11,409,580	2,384,378	12,106,440	62,904,121
UltraPro Short Dow30SM	2,430,604	1,555,991	26,376,624	1,486,007	46,031	1,788,398	1,215,302	7,493,407	1,958,306	8,236,410	52,587,080
UltraPro Short MidCap400	112,426	70,234	1,292,582	72,822	2,255	77,612	56,213	340,471	92,624	376,881	2,494,120
UltraPro Short Russell2000	1,704,675	1,163,100	15,499,195	873,194	27,092	1,465,520	852,337	5,508,909	1,288,935	5,945,504	34,328,461
UltraShort Russell1000 Value	34,644	24,169	292,808	16,496	512	31,346	17,322	113,831	25,570	122,079	678,777
UltraShort Russell1000 Growth	42,583	29,450	370,656	20,881	648	37,772	21,292	139,010	31,733	149,451	843,476
UltraShort Russell MidCap Value	40,329	33,637	111,056	6,256	199	52,672	20,164	151,929	23,293	155,056	594,591

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: 355

Fund Name	Barclays Capital, Inc., 0.05%, dated 11/29/13, due 12/02/13 (1)	Barclays Capital, Inc., 0.07%, dated 11/29/13, due 12/02/13 (2)	BNP Paribas Securities Corp., 0.07%, dated 11/29/13, due 12/02/13 (3)	BNP Paribas Securities Corp., 0.08%, dated 11/29/13, due 12/02/13 (4)	Credit Suisse (USA) LLC, 0.08%, dated 11/29/13, due 12/02/13 (5)	Credit Suisse (USA) LLC, 0.09%, dated 11/29/13, due 12/02/13 (6)	ING Financial Markets LLC, 0.09%, dated 11/29/13, due 12/02/13 (7)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.07%, dated 11/29/13, due 12/02/13 (8)	UBS Securities LLC, 0.01%, dated 11/29/13, due 12/02/13 (9)	UBS Securities LLC, 0.02%, dated 11/29/13, due 12/02/13 (10)	Total
UltraShort Russell MidCap Growth	$57,564	$47,424	$183,083	$10,314	$326	$73,452	$28,782	$214,782	$33,939	$219,939	$869,605
UltraShort Russell2000 Value	72,877	47,291	764,266	43,057	1,334	55,493	36,438	226,921	57,967	248,449	1,554,093
UltraShort Russell2000 Growth	133,955	86,086	1,439,780	81,114	2,512	99,540	66,978	414,148	107,535	454,706	2,886,354
Short Basic Materials	74,827	54,490	536,870	30,246	941	74,433	37,414	253,940	52,537	269,063	1,384,761
Short Financials	660,609	386,269	8,698,708	490,068	15,158	378,328	330,304	1,907,333	575,338	2,152,368	15,594,483
Short Oil & Gas	80,186	63,811	348,980	19,661	617	95,703	40,093	291,252	49,923	301,083	1,291,309
Short Real Estate	615,812	370,446	7,675,713	432,435	13,381	383,174	307,906	1,814,595	524,123	2,030,812	14,168,397
Short KBW Regional Banking	87,139	70,556	328,648	18,515	583	107,565	43,570	320,784	52,827	330,042	1,360,229
UltraShort Basic Materials	1,074,871	873,505	3,920,793	220,890	6,955	1,336,194	537,435	3,968,148	647,880	4,078,593	16,665,264
UltraShort Nasdaq Biotechnology	409,781	297,646	2,971,825	167,427	5,208	405,388	204,890	1,387,983	288,604	1,471,696	7,610,448
UltraShort Consumer Goods	151,809	105,387	1,304,789	73,509	2,282	135,827	75,905	496,973	112,659	533,728	2,992,868
UltraShort Consumer Services	203,816	156,829	1,111,166	62,601	1,955	227,472	101,908	721,362	133,208	752,662	3,472,979
UltraShort Financials	5,330,829	4,379,480	17,468,753	984,155	31,075	6,766,050	2,665,414	19,847,082	3,157,492	20,339,160	80,969,490
UltraShort Health Care	128,151	95,332	835,487	47,069	1,466	133,390	64,076	442,001	87,611	465,536	2,300,119
UltraShort Industrials	125,941	81,127	1,345,677	75,812	2,349	94,146	62,971	390,047	100,877	427,953	2,706,900
UltraShort Oil & Gas	1,070,328	575,187	16,209,203	913,195	28,220	463,998	535,164	2,911,518	991,761	3,368,115	27,066,689
UltraShort Real Estate	1,003,180	593,974	12,900,621	726,796	22,484	596,276	501,590	2,922,528	864,988	3,285,926	23,418,363
UltraShort Semiconductors	477,989	313,132	4,888,894	275,431	8,536	372,695	238,994	1,498,810	376,710	1,636,525	10,087,716
UltraShort Technology	223,042	165,110	1,487,979	83,830	2,610	229,776	111,521	766,422	153,436	808,337	4,032,063
UltraShort Tele- communications	61,321	47,865	305,896	17,234	539	70,439	30,660	219,433	39,277	228,049	1,020,713
UltraShort Utilities	185,983	126,091	1,724,608	97,161	3,014	157,523	92,992	598,191	141,572	646,772	3,773,907
UltraPro Short Financials	140,728	94,031	1,362,530	76,762	2,380	115,138	70,364	447,767	108,745	486,148	2,904,593
Short MSCI EAFE	1,892,002	1,400,017	12,645,729	712,435	22,184	1,947,459	946,001	6,499,356	1,302,219	6,855,574	34,222,976
Short MSCI Emerging Markets	3,954,289	2,666,671	37,261,997	2,099,267	65,109	3,307,349	1,977,145	12,668,253	3,026,778	13,717,887	80,744,745
Short FTSE China 25	137,586	108,656	633,637	35,698	1,118	161,756	68,793	496,797	86,642	514,646	2,245,329
UltraShort MSCI EAFE	588,966	478,627	2,148,475	121,041	3,811	732,148	294,483	2,174,302	355,003	2,234,821	9,131,677
UltraShort MSCI Emerging Markets	3,449,993	2,776,028	13,739,162	774,037	24,323	4,207,443	1,724,997	12,638,917	2,112,015	13,025,936	54,472,851
UltraShort FTSE Europe	2,091,305	1,631,760	10,458,495	589,211	18,430	2,400,443	1,045,652	7,481,402	1,340,258	7,776,007	34,832,963
UltraShort MSCI Pacific ex-Japan	62,843	48,082	354,042	19,946	623	69,332	31,422	221,453	41,395	231,425	1,080,563
UltraShort MSCI Brazil Capped	590,720	474,337	2,393,571	134,849	4,236	717,519	295,360	2,160,608	362,785	2,228,033	9,362,018
UltraShort FTSE China 25	3,589,955	2,860,742	15,462,018	871,100	27,326	4,296,058	1,794,977	13,053,170	2,230,527	13,488,722	57,674,595
UltraShort MSCI Japan	766,004	626,781	2,615,399	147,346	4,647	964,823	383,002	2,842,996	456,675	2,916,671	11,724,344
UltraShort MSCI Mexico Capped IMI	36,194	20,862	489,142	27,557	852	19,844	18,097	103,439	31,875	117,218	865,080
356 :: NOVEMBER 30, 2013 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund Name	Barclays Capital, Inc., 0.05%, dated 11/29/13, due 12/02/13 (1)	Barclays Capital, Inc., 0.07%, dated 11/29/13, due 12/02/13 (2)	BNP Paribas Securities Corp., 0.07%, dated 11/29/13, due 12/02/13 (3)	BNP Paribas Securities Corp., 0.08%, dated 11/29/13, due 12/02/13 (4)	Credit Suisse (USA) LLC, 0.08%, dated 11/29/13, due 12/02/13 (5)	Credit Suisse (USA) LLC, 0.09%, dated 11/29/13, due 12/02/13 (6)	ING Financial Markets LLC, 0.09%, dated 11/29/13, due 12/02/13 (7)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.07%, dated 11/29/13, due 12/02/13 (8)	UBS Securities LLC, 0.01%, dated 11/29/13, due 12/02/13 (9)	UBS Securities LLC, 0.02%, dated 11/29/13, due 12/02/13 (10)	Total
Short 7-10 Year Treasury	$852,291	$409,656	$14,926,926	$840,954	$25,966	$227,244	$426,145	$2,147,732	$846,622	$2,568,210	$23,271,746
Short 20+ Year Treasury	20,415,912	10,176,441	342,382,066	19,289,130	595,735	6,512,455	10,207,956	52,729,953	19,852,521	62,374,520	544,536,689
Short High Yield	1,308,357	874,475	12,656,647	713,051	22,110	1,071,222	654,178	4,163,851	1,010,704	4,520,377	26,994,972
Short Investment Grade Corporate	49,464	24,832	822,155	46,319	1,431	16,297	24,732	128,377	47,891	151,537	1,313,035
UltraShort 3-7 Year Treasury	115,890	66,911	1,561,578	87,976	2,721	63,865	57,945	331,596	101,933	375,585	2,766,000
UltraShort 7-10 Year Treasury	3,935,918	2,005,057	64,203,580	3,617,103	111,729	1,382,498	1,967,959	10,318,017	3,776,511	12,126,570	103,444,942
UltraShort 20+ Year Treasury	57,385,344	30,281,132	892,331,226	50,272,182	1,553,292	23,237,789	28,692,672	154,133,104	53,828,763	179,269,195	1,470,984,699
UltraShort TIPS	200,572	99,784	3,371,684	189,954	5,867	63,415	100,286	517,356	195,263	612,333	5,356,514
UltraPro Short 20+ Year Treasury	2,466,513	1,316,522	37,727,718	2,125,505	65,679	1,042,888	1,233,256	6,677,793	2,296,009	7,740,546	62,692,429
Ultra Russell3000	75,134	49,758	746,024	42,030	1,303	60,165	37,567	237,493	58,582	258,509	1,566,565
Ultra S&P500®	19,372,127	12,155,293	220,501,817	12,422,638	384,653	13,529,893	9,686,063	58,854,551	15,897,382	65,065,870	427,870,287
Ultra QQQ®	4,913,586	2,885,953	64,162,027	3,614,762	111,812	2,851,926	2,456,793	14,232,200	4,264,174	16,039,581	115,532,814
Ultra Dow30SM	1,834,696	1,085,043	23,646,449	1,332,194	41,211	1,086,800	917,348	5,340,491	1,583,445	6,006,588	42,874,265
Ultra MidCap400	8,491,055	5,049,626	108,267,597	6,099,583	188,705	5,112,103	4,245,527	24,814,844	7,295,319	27,864,635	197,428,994
Ultra Russell2000	3,587,834	1,863,047	57,050,768	3,214,128	99,296	1,364,093	1,793,918	9,530,149	3,400,981	11,137,213	93,041,427
Ultra SmallCap600	575,899	299,675	9,131,162	514,432	15,893	220,809	287,949	1,531,948	545,165	1,789,163	14,912,095
UltraPro S&P500®	16,902,998	11,936,524	136,828,428	7,708,644	239,464	15,718,691	8,451,499	56,049,024	12,305,821	59,903,345	326,044,438
UltraPro QQQ®	3,989,286	2,786,720	33,563,667	1,890,911	58,715	3,620,290	1,994,643	13,120,778	2,940,098	14,066,234	78,031,342
UltraPro Dow30SM	408,489	260,116	4,490,690	252,997	7,836	296,487	204,244	1,254,460	330,743	1,380,959	8,887,021
UltraPro MidCap400	518,142	457,986	348,385	19,627	685	752,679	259,071	2,043,128	268,885	2,052,942	6,721,530
UltraPro Russell2000	3,196,198	1,896,455	40,934,553	2,306,172	71,345	1,911,582	1,598,099	9,325,535	2,751,185	10,478,623	74,469,747
Ultra Russell1000 Value	101,627	59,812	1,321,915	74,474	2,304	59,347	50,813	294,795	88,050	332,032	2,385,169
Ultra Russell1000 Growth	224,712	121,989	3,351,742	188,831	5,836	101,032	112,357	615,608	206,772	710,023	5,638,902
Ultra Russell MidCap Value	132,157	71,234	1,992,476	112,252	3,469	57,920	66,078	360,249	122,204	416,375	3,334,414
Ultra Russell MidCap Growth	151,519	85,947	2,105,784	118,636	3,668	78,984	75,759	428,122	135,077	487,440	3,670,936
Ultra Russell2000 Value	131,516	73,356	1,879,791	105,904	3,274	64,895	65,758	367,210	118,710	420,162	3,230,576
Ultra Russell2000 Growth	135,945	80,788	1,735,858	97,795	3,025	81,674	67,973	397,089	116,870	445,986	3,163,003
Ultra Basic Materials	3,033,018	1,795,766	39,006,130	2,197,528	67,982	1,802,616	1,516,509	8,835,778	2,615,273	9,934,542	70,805,142
Ultra Nasdaq Biotechnology	1,102,032	857,446	5,612,464	316,195	9,887	1,257,804	551,016	3,933,834	709,113	4,091,931	18,441,722
Ultra Consumer Goods	35,283	17,011	615,768	34,691	1,071	9,560	17,641	89,094	34,987	106,440	961,546
Ultra Consumer Services	204,601	168,087	670,480	37,774	1,193	259,685	102,301	761,745	121,187	780,631	3,107,684
Ultra Financials	6,418,905	5,102,793	28,158,657	1,586,403	49,747	7,645,353	3,209,452	23,296,014	4,002,654	24,089,216	103,559,194
Ultra Health Care	541,292	305,845	7,572,709	426,632	13,191	278,649	270,646	1,525,223	483,962	1,738,538	13,156,687
Ultra Industrials	132,086	113,447	226,819	12,779	413	182,156	66,043	509,177	72,432	515,566	1,830,918
Ultra Oil & Gas	1,060,384	636,644	13,268,709	747,533	23,130	656,160	530,192	3,120,236	903,958	3,494,002	24,440,948
Ultra Real Estate	6,939,716	4,563,270	70,268,033	3,958,762	122,700	5,461,121	3,469,858	21,820,719	5,449,239	23,800,100	145,853,518
Ultra KBW Regional Banking	104,997	68,211	1,097,868	61,852	1,917	80,182	52,499	327,212	83,425	358,138	2,236,301
Ultra Semiconductors	153,006	83,479	2,264,771	127,593	3,943	70,019	76,503	420,637	140,300	484,433	3,824,684

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: 357

Fund Name	Barclays Capital, Inc., 0.05%, dated 11/29/13, due 12/02/13 (1)	Barclays Capital, Inc., 0.07%, dated 11/29/13, due 12/02/13 (2)	BNP Paribas Securities Corp., 0.07%, dated 11/29/13, due 12/02/13 (3)	BNP Paribas Securities Corp., 0.08%, dated 11/29/13, due 12/02/13 (4)	Credit Suisse (USA) LLC, 0.08%, dated 11/29/13, due 12/02/13 (5)	Credit Suisse (USA) LLC, 0.09%, dated 11/29/13, due 12/02/13 (6)	ING Financial Markets LLC, 0.09%, dated 11/29/13, due 12/02/13 (7)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.07%, dated 11/29/13, due 12/02/13 (8)	UBS Securities LLC, 0.01%, dated 11/29/13, due 12/02/13 (9)	UBS Securities LLC, 0.02%, dated 11/29/13, due 12/02/13 (10)	Total
Ultra Technology	$1,182,173	$825,215	$9,970,918	$561,742	$17,442	$1,071,083	$591,087	$3,886,079	$871,957	$4,166,950	$23,144,646
Ultra Tele- communications	46,485	30,796	461,120	25,979	805	37,255	23,243	146,974	36,232	159,963	968,852
Ultra Utilities	103,122	72,150	862,893	48,614	1,510	93,917	51,561	339,571	75,868	363,878	2,013,084
UltraPro Financials	52,028	42,556	178,265	10,043	317	65,487	26,014	193,046	31,035	198,067	796,858
Ultra MSCI EAFE	404,371	286,197	3,246,649	182,910	5,682	377,919	202,186	1,343,119	293,640	1,434,576	7,777,249
Ultra MSCI Emerging Markets	1,165,193	792,763	10,688,026	602,142	18,681	995,111	582,596	3,757,557	883,667	4,058,627	23,544,363
Ultra FTSE Europe	614,039	420,954	5,499,640	309,839	9,615	533,761	307,020	1,991,399	461,939	2,146,319	12,294,525
Ultra MSCI Pacific ex-Japan	65,432	48,995	413,217	23,280	725	69,049	32,716	226,810	44,356	238,450	1,163,030
Ultra MSCI Brazil Capped	445,655	364,690	1,520,222	85,646	2,701	561,424	222,827	1,654,149	265,651	1,696,973	6,819,938
Ultra FTSE China 25	726,493	465,417	7,869,598	443,358	13,734	535,542	363,246	2,240,935	584,925	2,462,614	15,705,862
Ultra MSCI Japan	656,811	478,761	4,693,091	264,399	8,226	654,718	328,406	2,230,647	460,605	2,362,846	12,138,510
Ultra MSCI Mexico Capped IMI	114,301	75,911	1,125,956	63,434	1,967	92,158	57,150	362,051	88,867	393,768	2,375,563
Ultra 7-10 Year Treasury	253,806	145,340	3,470,010	195,494	6,045	136,342	126,903	721,983	224,650	819,729	6,100,302
Ultra 20+ Year Treasury	592,527	391,825	5,907,602	332,823	10,317	472,762	296,264	1,870,874	462,675	2,037,286	12,374,955
Ultra High Yield	35,413	22,159	405,648	22,853	708	24,552	17,706	107,370	29,133	118,796	784,338
Ultra Investment Grade Corporate	46,679	26,663	641,024	36,114	1,117	24,876	23,340	132,545	41,397	150,600	1,124,355
	$300,000,000	$185,000,000	$3,550,000,000	$200,000,000	$6,190,899	$200,000,000	$150,000,000	$900,000,000	$250,000,000	$1,000,000,000	$6,741,190,899

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at November 30, 2013 as follows:

(1)  Federal National Mortgage Association, 2.64%, due 09/13/23; U.S. Treasury Bonds, 0%, due 02/15/19 to 11/15/43, which had an aggregate value at the Trust level of $306,000,552.

(2)  U.S. Treasury Bill, 0%, due 01/02/14; U.S. Treasury Note, 0.13%, due 07/15/22, which had an aggregate value at the Trust level of $188,700,075.

(3)  U.S. Treasury Bill, 0%, due 05/29/14; U.S. Treasury Notes, 0.25% to 3.13%, due 02/28/14 to 08/15/23, which had an aggregate value at the Trust level of $3,621,000,077.

(4)  Federal Home Loan Mortgage Corp., 4.75% to 6.75%, due 11/17/15 to 01/15/37; U.S. Treasury Note, 0.75%, due 06/30/17, which had an aggregate value at the Trust level of $204,000,047.

(5)  U.S. Treasury Bonds, 0%, due 02/15/39 to 05/15/40, which had an aggregate value at the Trust level of $6,316,349.

(6)  Government National Mortgage Association, 1.63% to 2.50%, due 02/20/34 to 11/20/39, which had an aggregate value at the Trust level of $204,000,447.

(7)  Federal Farm Credit Bank, 5.13%, due 08/25/16; Federal Home Loan Bank, 4.75%, due 02/13/15; Federal Home Loan Mortgage Corp., 1.00% to 5.25%, due 08/27/14 to 05/27/16; Federal National Mortgage Association, 1.00% to 6.63%, due 02/05/14 to 11/15/30; U.S. Treasury Bills, 0%, due 04/03/14 to 04/17/14; U.S. Treasury Bonds, 0.63% to 3.63%, due 04/15/28 to 02/15/43; U.S. Treasury Notes, 0.25% to 2.38%, due 06/30/14 to 05/15/23, which had an aggregate value at the Trust level of $153,002,865.

(8)  U.S. Treasury Bills, 0%, due 01/02/14 to 06/26/14; U.S. Treasury Bonds, 0% to 6.25%, due 02/15/14 to 11/15/43; U.S. Treasury Notes, 0% to 4.50%, due 12/31/13 to 05/15/23, which had an aggregate value at the Trust level of $918,000,027.

(9)  U.S. Treasury Bill, 0%, due 01/16/14; U.S. Treasury Notes, 0.50% to 2.50%, due 10/15/14 to 08/15/23, which had an aggregate value at the Trust level of $255,000,093.

(10)  U.S. Treasury Bills, 0%, due 12/05/13 to 11/13/14; U.S. Treasury Bonds, 0.63% to 10.63%, due 08/15/15 to 11/15/43; U.S. Treasury Notes, 0.13% to 5.13%, due 11/30/13 to 07/15/23, which had an aggregate value at the Trust level of $1,020,000,023.

Equity Securities

Certain Funds may invest in equity securities, including in shares of foreign or domestic stock, Real Estate Investment Trusts, Depositary Receipts, and shares of other Investment Companies, including other ETFs.

Real Estate Investment Trusts ("REITs")

The Funds may own shares of REITs which report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Debt Instruments

Certain Funds may invest in debt instruments, including U.S. government securities, foreign sovereign, sub-sovereign, quasi-sovereign and supranational bonds, Covered Bonds, and foreign and domestic investment grade corporate debt securities. Additionally, certain Funds may invest in lower-rated and unrated corporate debt securities, primarily

358 :: NOVEMBER 30, 2013 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

high yield bonds, that are rated below "investment grade" by both Moody's and Standard and Poor's.

Covered Bonds

ProShares USD Covered Bond principally invests in Covered Bonds — debt instruments that are issued by a financial institution and backed by both the issuing institution and a segregated pool of financial assets (a "cover pool"), typically mortgages (e.g., residential, commercial and/or ship mortgages) or, in certain cases, public-sector loans, which are loans made to national, regional and local authorities to fund public-sector lending (e.g., loans that support public investment and infrastructure projects). In addition, the pool of financial assets may include cash or cash equivalents. A Covered Bond may lose value if the credit rating of the issuing institution is downgraded or the quality of the assets in the cover pool deteriorates.

Sovereign/Sub-Sovereign/Quasi-Sovereign Debt Securities

ProShares German Sovereign/Sub-Sovereign ETF principally invests in fixed rate debt securities of the Federal Republic of Germany as well as local governments and entities or agencies guaranteed by various German governments' issuers. ProShares Short Term USD Emerging Markets Bond ETF principally invests in USD-denominated Emerging Market bonds that have less than five years remaining to maturity that are issued by Emerging Market sovereign governments, non-sovereign government agencies and entities, and corporations with significant government ownership. These types of debt securities are typically general obligations of the issuer and are typically guaranteed by such issuer. Despite this guarantee, such debt securities are subject to default, restructuring or changes to the terms of the debt to the detriment of security holders. Also, due to demand from other investors, certain types of these debt securities may be less accessible to the capital markets and may be difficult for the Fund to source.

U.S. Treasury Inflation-Protected Securities

U.S. Treasury Inflation-Protected Securities ("TIPs") are inflation-indexed bonds issued by the U.S. Treasury. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Because of the inflation-adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed rate bonds.

Accounting for Derivatives Instruments

In seeking to achieve certain Funds' investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative positions, that a Fund should hold to approximate, on a daily basis, the corresponding performance, inverse, multiple, or inverse multiple of the performance of its index, as appropriate, based upon each Fund's investment objective.

In connection with its management of certain series of the Trust (UltraShort S&P500®, UltraShort QQQ®, UltraShort Dow 30SM, UltraShort MidCap400, UltraShort SmallCap600, UltraPro Short S&P500®, UltraPro Short QQQ®, UltraShort Basic Materials, Ultra-

Short Financials, UltraShort Utilities, UltraPro S&P 500® and UltraPro Dow 30SM (the "Commodity Pools")), the Advisor has registered as a commodity pool operator (a "CPO") and the Commodity Pools are commodity pools under the Commodity Exchange Act (the "CEA"). Accordingly, the Advisor is subject to registration and regulation as a CPO under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the CFTC and the National Futures Association ("NFA"), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools' total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools' operations and expenses.

All open derivative positions at period end are reflected on each respective Fund's Schedule of Portfolio Investments. Certain Funds utilized a varying level of derivative instruments in conjunction with investment securities in seeking to meet their investment objective during the period. While the volume of open positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the appropriate exposure to meet its investment objective, with the exception of the Funds listed below, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period.

Average quarterly exposure to derivatives (notional amounts in comparison to net assets)
High Yield-Interest Rate Hedged	(80%) Short
Large Cap Core Plus	53%
Merger ETF	30%
RAFI® Long/Short	66%
30 Year TIPS/TSY Spread	18% Long/(141%) Short
Short 30 Year TIPS/TSY Spread	57% Long/(100%) Short
UltraPro 10 Year TIPS/TSY Spread	225% Long/(330%) Short
UltraPro Short 10 Year TIPS/TSY Spread	279% Long/(300%) Short
UltraPro Short QQQ®	(289%) Short
Ultra QQQ®	134%
Ultra MidCap400	146%
Ultra Russell2000	166%
Ultra SmallCap600	161%
UltraPro S&P500®	258%
UltraPro Dow30SM	243%
UltraPro Russell2000	260%
Ultra Russell MidCap Value	167%
Ultra Russell2000 Growth	145%
Ultra Basic Materials	147%
Ultra Industrials	155%
Ultra Real Estate	154%
Ultra Technology	141%
Ultra 20+ Year Treasury	152%
Ultra Investment Grade Corporate	192%

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: 359

Following is a description of how and why the Funds use derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.

Futures Contracts

Each Fund other than ProShares USD Covered Bond and ProShares German Sovereign/Sub-Sovereign ETF may purchase or sell futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) a specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

The Funds generally engage in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying securities or index. The extent of the Fund's loss from an unhedged short position in futures contracts is potentially unlimited. Each Fund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the Commodity Futures Trading Commission ("CFTC").

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (these amounts are subject to change by the exchange on which the contract is traded). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities, and the possibility of an illiquid market for a futures contract. Although each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a Fund.

Forward Currency Contracts

Each Fund other than ProShares USD Covered Bond and ProShares German Sovereign/Sub-Sovereign ETF may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

At or before the maturity of a forward currency contract, the Funds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an "offsetting" contract obligating them to buy, on the same maturity date, the same amount of the currency. If the Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Funds engage in offsetting transactions, the Funds will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

These transactions also involve the risk that a Fund may lose its margin deposits or collateral and may be unable to realize the positive value, if any, of its position if a bank or broker with whom the Fund has an open forward position defaults or becomes bankrupt.

Swap Agreements

Each Fund other than ProShares USD Covered Bond and ProShares German Sovereign/Sub-Sovereign ETF may enter into swap agreements for the purposes of attempting to gain exposure to an underlying

360 :: NOVEMBER 30, 2013 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

asset without actually purchasing such asset (or shorting such asset), or to create an economic hedge against a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or increase in value of a particular dollar amount invested in a "basket" of securities or an ETF representing a particular index or group of securities. Most swap agreements entered into by a Fund calculate and settle the obligations of the parties to the agreement on a "net basis" with a single payment. Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). When investing in swap agreements, the Funds may hold or gain exposure to only a representative sample of the securities in an index, or to a component of the index.

A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid. A Fund will not enter into any swap agreement unless the Advisor believes that the counterparty to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund's rights as a creditor.

The counterparty to any swap agreement will typically be a major global financial institution. On a long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark), plus the dividends or interest that would have been received on those assets. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets. Therefore, the return to the Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Some Funds may also enter into swap agreements that provide the opposite return of their index or a security. Their operations are similar to those of the swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association ("ISDA") agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the Fund's ISDA agreements contain provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund's NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds, although the Funds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Funds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of counterparties to perform. The Advisor, under supervision from the Board, is responsible for determining and monitoring the liquidity of the Funds' transactions in swap agreements. A Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index, or it may solely use swaps on an ETF to achieve its desired exposure. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.

All of the outstanding swap agreements held by the Funds on November 30, 2013 contractually terminate within 24 months but may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to pay or receive the "unrealized appreciation or depreciation" amount existing at the date of termination. In addition, while the Funds typically structure swap agreements such that either party can terminate the contract without delay, termination may be delayed with respect to certain counterparties, in whole or in part, to the extent necessary to allow such counterparty to unwind any hedge involving the common stock of a financial institution that it may have to the transaction.

The Financial Accounting Standards Board, pursuant to Accounting Standards Codification 815-10 ("ASC 815-10"), requires companies (including the Trust) to disclose information intended to enable financial statement users to understand how derivative instruments affect the Statements of Assets and Liabilities as well as the affect of derivative instruments on the Statements of Operations during the reporting period, in the context of each entity's risk exposure. ASC 815-10 provides examples of risk exposure, including fixed income/interest rate, foreign exchange, equity, commodity and credit.

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: 361

As the Funds' investment objective is to approximate, on a daily basis, the corresponding performance, inverse, multiple, or inverse multiple of the performance of its index, the derivatives utilized are aligned to the same primary risk. The primary risk exposure for those Funds benchmarked to an equity index is equity risk, for Funds benchmarked to a fixed-income index the primary risk is interest rate risk and for the foreign currency contracts held by ProShares Merger ETF and for the short Euro futures contracts held by ProShares Hedge Replication ETF the primary risk is foreign currency risk.

Effective January 2013, the Trust adopted Financial Accounting Standard Update ("ASU") 2013-01''Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.'' The update clarifies the scope of ASU 2011-11 disclosures which would apply to those entities that have derivatives accounted for in accordance with Topic 815, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with Sections 210 or 815, or subject to an enforceable master netting arrangement or similar arrangement.

For financial reporting purposes, the Trust can offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements in the Statement of Assets and Liabilities. The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities, present the gross and net amounts of these assets and liabilities, related to Futures Contracts, Forward Currency Contracts and Swap Agreements, as well as the effect of such derivative instruments on the Statements of Operations during the reporting period. Information concerning the value of and amounts due under Repurchase Agreement transactions may be found on each Fund's Schedule of Portfolio Investments. Information concerning the counterparties to each Repurchase Agreement and levels of collateralization may be found above, under the caption "Repurchase Agreements".

Fair Values of Derivative Instruments as of November 30, 2013

	Statements of Assets and Liabilities Location	Assets			Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Variation Margin on Futures Contracts, Unrealized Appreciation/ (Depreciation) on Swap Agreements and Forward Currency Contracts	Gross Amounts of Recognized Assets presented in the Statement of Assets and Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets presented in the Statement of Assets and Liabilities^	Gross Amounts of Recognized Liabilities presented in the Statement of Assets and Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilites presented in the Statement of Assets and Liabilities^^
USD Covered Bond
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	—	—	—	—	—	—	—
German Sovereign/ Sub-Sovereign ETF
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	—	—	—	—	—	—	—
High Yield-Interest Rate Hedged
Futures Contracts	$23,188	$23,188	—	$23,188	—	—	—
Swap Agreements	—	—	—	—	—	—	—
Investment Grade-Interest Rate Hedged
Futures Contracts	8,719	8,719	—	8,719	—	—	—
Swap Agreements	—	—	—	—	—	—	—
Short Term USD Emerging Markets Bond ETF
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	—	—	—	—	—	—	—
Global Listed Private Equity ETF
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	—	—	—	—	—	—	—

362 :: NOVEMBER 30, 2013 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

	Statements of Assets and Liabilities Location	Assets			Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Variation Margin on Futures Contracts, Unrealized Appreciation/ (Depreciation) on Swap Agreements and Forward Currency Contracts	Gross Amounts of Recognized Assets presented in the Statement of Assets and Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets presented in the Statement of Assets and Liabilities^	Gross Amounts of Recognized Liabilities presented in the Statement of Assets and Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilites presented in the Statement of Assets and Liabilities^^
Hedge Replication ETF
Futures Contracts	$550	$550	—	$550	—	—	—
Swap Agreements	1,159,715	1,159,715	—	1,159,715	—	—	—
Large Cap Core Plus
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	12,729,117	15,460,015	—	15,460,015	$2,730,898	—	$2,730,898
Merger ETF
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	(8,672)	37,273	—	37,273	45,945	—	45,945
Forward Currency Contracts	5,128	10,248	—	10,248	5,120	—	5,120
RAFI® Long/Short
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	(7,832,542)	764,210	—	764,210	8,596,752	—	8,596,752
S&P 500 Aristocrats ETF
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	—	—	—	—	—	—	—
30 Year TIPS/TSY Spread
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	71,423	82,514	—	82,514	11,091	—	11,091
Short 30 Year TIPS/TSY Spread
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	50,567	58,752	—	58,752	8,185	—	8,185
UltraPro 10 Year TIPS/TSY Spread
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	(36,796)	23,071	—	23,071	59,867	—	59,867
UltraPro Short 10 Year TIPS/TSY Spread
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	33,018	58,387	—	58,387	25,369	—	25,369
Short S&P500®
Futures Contracts	26,083	26,083	—	26,083	—	—	—
Swap Agreements	(35,305,422)	—	—	—	35,305,422	—	35,305,422
Short QQQ®
Futures Contracts	(49,640)	—	—	—	49,640	—	49,640
Swap Agreements	(5,481,494)	—	—	—	5,481,494	—	5,481,494
Short Dow30SM
Futures Contracts	18,414	18,414	—	18,414	—	—	—
Swap Agreements	(6,061,872)	—	—	—	6,061,872	—	6,061,872

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: 363

	Statements of Assets and Liabilities Location	Assets			Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Variation Margin on Futures Contracts, Unrealized Appreciation/ (Depreciation) on Swap Agreements and Forward Currency Contracts	Gross Amounts of Recognized Assets presented in the Statement of Assets and Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets presented in the Statement of Assets and Liabilities^	Gross Amounts of Recognized Liabilities presented in the Statement of Assets and Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilites presented in the Statement of Assets and Liabilities^^
Short MidCap400
Futures Contracts	$3,958	$3,958	—	$3,958	—	—	—
Swap Agreements	(296,297)	—	—	—	$296,297	—	$296,297
Short Russell2000
Futures Contracts	(3,120)	—	—	—	3,120	—	3,120
Swap Agreements	(17,153,163)	—	—	—	17,153,163	—	17,153,163
Short SmallCap600
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	(461,485)	—	—	—	461,485	—	461,485
UltraShort Russell3000
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	(50,754)	—	—	—	50,754	—	50,754
UltraShort S&P500®
Futures Contracts	23,941	23,941	—	23,941	—	—	—
Swap Agreements	(73,326,556)	—	—	—	73,326,556	—	73,326,556
UltraShort QQQ®
Futures Contracts	(32,485)	—	—	—	32,485	—	32,485
Swap Agreements	(64,146,521)	—	—	—	64,146,521	—	64,146,521
UltraShort Dow30SM
Futures Contracts	15,240	15,240	—	15,240	—	—	—
Swap Agreements	(12,123,429)	—	—	—	12,123,429	—	12,123,429
UltraShort MidCap400
Futures Contracts	2,428	2,428	—	2,428	—	—	—
Swap Agreements	(334,482)	—	—	—	334,482	—	334,482
UltraShort Russell2000
Futures Contracts	(2,460)	—	—	—	2,460	—	2,460
Swap Agreements	(23,473,584)	—	—	—	23,473,584	—	23,473,584
UltraShort SmallCap600
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	(414,589)	—	—	—	414,589	—	414,589
UltraPro Short S&P500®
Futures Contracts	22,859	22,859	—	22,859	—	—	—
Swap Agreements	(32,274,836)	—	—	—	32,274,836	—	32,274,836
UltraPro Short QQQ®
Futures Contracts	(42,340)	—	—	—	42,340	—	42,340
Swap Agreements	(25,683,404)	—	—	—	25,683,404	—	25,683,404

364 :: NOVEMBER 30, 2013 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

	Statements of Assets and Liabilities Location	Assets			Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Variation Margin on Futures Contracts, Unrealized Appreciation/ (Depreciation) on Swap Agreements and Forward Currency Contracts	Gross Amounts of Recognized Assets presented in the Statement of Assets and Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets presented in the Statement of Assets and Liabilities^	Gross Amounts of Recognized Liabilities presented in the Statement of Assets and Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilites presented in the Statement of Assets and Liabilities^^
UltraPro Short Dow30SM
Futures Contracts	$6,347	$6,347	—	$6,347	—	—	—
Swap Agreements	(7,875,875)	—	—	—	$7,875,875	—	$7,875,875
UltraPro Short MidCap400
Futures Contracts	2,428	2,428	—	2,428	—	—	—
Swap Agreements	(270,494)	—	—	—	270,494	—	270,494
UltraPro Short Russell2000
Futures Contracts	(380)	—	—	—	380	—	380
Swap Agreements	(7,533,003)	—	—	—	7,533,003	—	7,533,003
UltraShort Russell1000 Value
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	(112,667)	—	—	—	112,667	—	112,667
UltraShort Russell1000 Growth
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	(51,141)	1,591	—	1,591	52,732	—	52,732
UltraShort Russell MidCap Value
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	(9,156)	417	—	417	9,573	—	9,573
UltraShort Russell MidCap Growth
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	(40,844)	200	—	200	41,044	—	41,044
UltraShort Russell2000 Value
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	(260,327)	—	—	—	260,327	—	260,327
UltraShort Russell2000 Growth
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	(373,722)	—	—	—	373,722	—	373,722
Short Basic Materials
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	(188,028)	—	—	—	188,028	—	188,028
Short Financials
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	(5,605,026)	—	—	—	5,605,026	—	5,605,026
Short Oil & Gas
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	(332,862)	1,754	—	1,754	334,616	—	334,616

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: 365

	Statements of Assets and Liabilities Location	Assets			Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Variation Margin on Futures Contracts, Unrealized Appreciation/ (Depreciation) on Swap Agreements and Forward Currency Contracts	Gross Amounts of Recognized Assets presented in the Statement of Assets and Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets presented in the Statement of Assets and Liabilities^	Gross Amounts of Recognized Liabilities presented in the Statement of Assets and Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilites presented in the Statement of Assets and Liabilities^^
Short Real Estate
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	$1,002,419	$1,863,042	—	$1,863,042	$860,623	—	$860,623
Short KBW Regional Banking
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	(178,671)	—	—	—	178,671	—	178,671
UltraShort Basic Materials
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	(3,835,130)	—	—	—	3,835,130	—	3,835,130
UltraShort Nasdaq Biotechnology
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	(2,282,751)	6,296	—	6,296	2,289,047	—	2,289,047
UltraShort Consumer Goods
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	(153,607)	—	—	—	153,607	—	153,607
UltraShort Consumer Services
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	(1,557,314)	—	—	—	1,557,314	—	1,557,314
UltraShort Financials
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	(24,610,983)	—	—	—	24,610,983	—	24,610,983
UltraShort Health Care
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	(574,590)	—	—	—	574,590	—	574,590
UltraShort Industrials
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	(429,054)	—	—	—	429,054	—	429,054
UltraShort Oil & Gas
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	408,202	611,358	—	611,358	203,156	—	203,156
UltraShort Real Estate
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	(651,255)	3,152,644	—	3,152,644	3,803,899	—	3,803,899
UltraShort Semiconductors
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	(1,878,514)	—	—	—	1,878,514	—	1,878,514

366 :: NOVEMBER 30, 2013 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

	Statements of Assets and Liabilities Location	Assets			Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Variation Margin on Futures Contracts, Unrealized Appreciation/ (Depreciation) on Swap Agreements and Forward Currency Contracts	Gross Amounts of Recognized Assets presented in the Statement of Assets and Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets presented in the Statement of Assets and Liabilities^	Gross Amounts of Recognized Liabilities presented in the Statement of Assets and Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilites presented in the Statement of Assets and Liabilities^^
UltraShort Technology
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	$(1,363,528)	$24,091	—	$24,091	$1,387,619	—	$1,387,619
UltraShort Telecommunications
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	(199,142)	29,619	—	29,619	228,761	—	228,761
UltraShort Utilities
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	(38,370)	183,760	—	183,760	222,130	—	222,130
UltraPro Short Financials
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	(572,457)	—	—	—	572,457	—	572,457
Short MSCI EAFE
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	(17,383,510)	—	—	—	17,383,510	—	17,383,510
Short MSCI Emerging Markets
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	(15,329,262)	592,783	—	592,783	15,922,045	—	15,922,045
Short FTSE China 25
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	(670,060)	55,292	—	55,292	725,352	—	725,352
UltraShort MSCI EAFE
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	(4,871,471)	—	—	—	4,871,471	—	4,871,471
UltraShort MSCI Emerging Markets
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	(29,179,674)	313,362	—	313,362	29,493,036	—	29,493,036
UltraShort FTSE Europe
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	(13,527,390)	—	—	—	13,527,390	—	13,527,390
UltraShort MSCI Pacific ex-Japan
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	(153,000)	29,999	—	29,999	182,999	—	182,999
UltraShort MSCI Brazil Capped
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	(1,337,301)	996,797	—	996,797	2,334,098	—	2,334,098

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: 367

	Statements of Assets and Liabilities Location	Assets			Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Variation Margin on Futures Contracts, Unrealized Appreciation/ (Depreciation) on Swap Agreements and Forward Currency Contracts	Gross Amounts of Recognized Assets presented in the Statement of Assets and Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets presented in the Statement of Assets and Liabilities^	Gross Amounts of Recognized Liabilities presented in the Statement of Assets and Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilites presented in the Statement of Assets and Liabilities^^
UltraShort FTSE China 25
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	$(39,563,366)	—	—	—	$39,563,366	—	$39,563,366
UltraShort MSCI Japan
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	(6,051,480)	—	—	—	6,051,480	—	6,051,480
UltraShort MSCI Mexico Capped IMI
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	(176,706)	—	—	—	176,706	—	176,706
Short 7-10 Year Treasury
Futures Contracts	1,313	$1,313	—	$1,313	—	—	—
Swap Agreements	105,007	105,007	—	105,007	—	—	—
Short 20+ Year Treasury
Futures Contracts	170	170	—	170	—	—	—
Swap Agreements	3,842,212	3,940,568	—	3,940,568	98,356	—	98,356
Short High Yield
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	(7,602,991)	—	—	—	7,602,991	—	7,602,991
Short Investment Grade Corporate
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	(21,458)	35,071	—	35,071	56,529	—	56,529
UltraShort 3-7 Year Treasury
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	(206,861)	—	—	—	206,861	—	206,861
UltraShort 7-10 Year Treasury
Futures Contracts	17,281	17,281	—	17,281	—	—	—
Swap Agreements	(1,532,083)	463,009	—	463,009	1,995,092	—	1,995,092
UltraShort 20+ Year Treasury
Futures Contracts	249	249	—	249	—	—	—
Swap Agreements	21,157,318	23,747,877	—	23,747,877	2,590,559	—	2,590,559
UltraShort TIPS
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	281,537	281,537	—	281,537	—	—	—
UltraPro Short 20+ Year Treasury
Futures Contracts	58	58	—	58	—	—	—
Swap Agreements	8,525,177	9,057,489	—	9,057,489	532,312	—	532,312

368 :: NOVEMBER 30, 2013 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

	Statements of Assets and Liabilities Location	Assets			Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Variation Margin on Futures Contracts, Unrealized Appreciation/ (Depreciation) on Swap Agreements and Forward Currency Contracts	Gross Amounts of Recognized Assets presented in the Statement of Assets and Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets presented in the Statement of Assets and Liabilities^	Gross Amounts of Recognized Liabilities presented in the Statement of Assets and Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilites presented in the Statement of Assets and Liabilities^^
Ultra Russell3000
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	$579,633	$579,633	—	$579,633	—	—	—
Ultra S&P500®
Futures Contracts	(469,302)	—	—	—	$469,302	—	$469,302
Swap Agreements	80,892,014	80,892,014	—	80,892,014	—	—	—
Ultra QQQ®
Futures Contracts	560,301	560,301	—	560,301	—	—	—
Swap Agreements	75,685,420	75,685,420	—	75,685,420	—	—	—
Ultra Dow30SM
Futures Contracts	(56,106)	—	—	—	56,106	—	56,106
Swap Agreements	14,536,462	14,536,462	—	14,536,462	—	—	—
Ultra MidCap400
Futures Contracts	(712,222)	—	—	—	712,222	—	712,222
Swap Agreements	22,490,409	22,490,409	—	22,490,409	—	—	—
Ultra Russell2000
Futures Contracts	2,290	2,290	—	2,290	—	—	—
Swap Agreements	28,626,362	28,626,362	—	28,626,362	—	—	—
Ultra SmallCap600
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	3,425,030	3,425,030	—	3,425,030	—	—	—
UltraPro S&P500®
Futures Contracts	(109,183)	—	—	—	109,183	—	109,183
Swap Agreements	74,919,032	74,919,032	—	74,919,032	—	—	—
UltraPro QQQ®
Futures Contracts	215,762	215,762	—	215,762	—	—	—
Swap Agreements	131,011,450	131,011,450	—	131,011,450	—	—	—
UltraPro Dow30SM
Futures Contracts	(18,727)	—	—	—	18,727	—	18,727
Swap Agreements	5,726,996	5,726,996	—	5,726,996	—	—	—
UltraPro MidCap400
Futures Contracts	(16,685)	—	—	—	16,685	—	16,685
Swap Agreements	4,801,953	4,801,953	—	4,801,953	—	—	—
UltraPro Russell2000
Futures Contracts	799	799	—	799	—	—	—
Swap Agreements	36,063,117	36,063,117	—	36,063,117	—	—	—
PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: 369

	Statements of Assets and Liabilities Location	Assets			Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Variation Margin on Futures Contracts, Unrealized Appreciation/ (Depreciation) on Swap Agreements and Forward Currency Contracts	Gross Amounts of Recognized Assets presented in the Statement of Assets and Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets presented in the Statement of Assets and Liabilities^	Gross Amounts of Recognized Liabilities presented in the Statement of Assets and Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilites presented in the Statement of Assets and Liabilities^^
Ultra Russell1000 Value
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	$502,101	$502,101	—	$502,101	—	—	—
Ultra Russell1000 Growth
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	505,937	505,937	—	505,937	—	—	—
Ultra Russell MidCap Value
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	193,948	315,934	—	315,934	$121,986	—	$121,986
Ultra Russell MidCap Growth
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	889,673	890,793	—	890,793	1,120	—	1,120
Ultra Russell2000 Value
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	836,476	836,476	—	836,476	—	—	—
Ultra Russell2000 Growth
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	1,040,646	1,040,646	—	1,040,646	—	—	—
Ultra Basic Materials
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	11,374,982	11,392,961	—	11,392,961	17,979	—	17,979
Ultra Nasdaq Biotechnology
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	36,508,304	36,508,304	—	36,508,304	—	—	—
Ultra Consumer Goods
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	3,346,447	3,350,010	—	3,350,010	3,563	—	3,563
Ultra Consumer Services
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	3,534,132	3,534,132	—	3,534,132	—	—	—
Ultra Financials
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	76,527,019	76,527,019	—	76,527,019	—	—	—
Ultra Health Care
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	15,055,197	15,055,197	—	15,055,197	—	—	—

370 :: NOVEMBER 30, 2013 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

	Statements of Assets and Liabilities Location	Assets			Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Variation Margin on Futures Contracts, Unrealized Appreciation/ (Depreciation) on Swap Agreements and Forward Currency Contracts	Gross Amounts of Recognized Assets presented in the Statement of Assets and Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets presented in the Statement of Assets and Liabilities^	Gross Amounts of Recognized Liabilities presented in the Statement of Assets and Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilites presented in the Statement of Assets and Liabilities^^
Ultra Industrials
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	$7,090,848	$7,090,848	—	$7,090,848	—	—	—
Ultra Oil & Gas
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	19,509,100	19,834,819	—	19,834,819	$325,719	—	$325,719
Ultra Real Estate
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	5,640,594	28,049,915	—	28,049,915	22,409,321	—	22,409,321
Ultra KBW Regional Banking
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	2,433,743	2,433,743	—	2,433,743	—	—	—
Ultra Semiconductors
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	2,043,324	2,053,027	—	2,053,027	9,703	—	9,703
Ultra Technology
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	12,867,539	12,867,539	—	12,867,539	—	—	—
Ultra Telecommunications
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	408,668	537,038	—	537,038	128,370	—	128,370
Ultra Utilities
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	(96,255)	210,302	—	210,302	306,557	—	306,557
UltraPro Financials
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	4,726,517	4,726,517	—	4,726,517	—	—	—
Ultra MSCI EAFE
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	2,307,480	2,307,480	—	2,307,480	—	—	—
Ultra MSCI Emerging Markets
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	4,900,020	5,536,687	—	5,536,687	636,667	—	636,667
Ultra FTSE Europe
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	3,847,509	3,862,028	—	3,862,028	14,519	—	14,519

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: 371

	Statements of Assets and Liabilities Location	Assets			Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Variation Margin on Futures Contracts, Unrealized Appreciation/ (Depreciation) on Swap Agreements and Forward Currency Contracts	Gross Amounts of Recognized Assets presented in the Statement of Assets and Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets presented in the Statement of Assets and Liabilities^	Gross Amounts of Recognized Liabilities presented in the Statement of Assets and Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilites presented in the Statement of Assets and Liabilities^^
Ultra MSCI Pacific ex-Japan
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	$463,265	$525,883	—	$525,883	$62,618	—	$62,618
Ultra MSCI Brazil Capped
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	(1,887,571)	571,551	—	571,551	2,459,122	—	2,459,122
Ultra FTSE China 25
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	7,204,623	7,204,623	—	7,204,623	—	—	—
Ultra MSCI Japan
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	4,638,006	4,687,314	—	4,687,314	49,308	—	49,308
Ultra MSCI Mexico Capped IMI
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	912,461	972,636	—	972,636	60,175	—	60,175
Ultra 7-10 Year Treasury
Futures Contracts	(328)	—	—	—	328	—	328
Swap Agreements	(9,694,322)	—	—	—	9,694,322	—	9,694,322
Ultra 20+ Year Treasury
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	(2,718,321)	—	—	—	2,718,321	—	2,718,321
Ultra High Yield
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	889,264	889,264	—	889,264	—	—	—
Ultra Investment Grade Corporate
Futures Contracts	—	—	—	—	—	—	—
Swap Agreements	(172,290)	—	—	—	172,290	—	172,290

^  Amounts for futures contracts, swap agreements, and forward currency contracts are reflected on the Statements of Assets and Liabilities as Receivable for Variation Margin on Futures Contracts, Unrealized Appreciation on Swap Agreements and Unrealized Appreciation on Foreign Currency Contracts, respectively.

^^  Amounts for futures contracts, swap agreements and forward currency contracts are reflected on the Statements of Assets and Liabilities as Payable for Variation Margin on Futures Contracts, Unrealized Depreciation on Swap Agreements, and Unrealized Depreciation on Foreign Currency Contracts, respectively.

372 :: NOVEMBER 30, 2013 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Asset (Liability) amounts shown in the table below represent amounts owed to (by) the Funds for derivative-related investments at November 30, 2013. These amounts may be collateralized by cash or financial instruments, segregated for the benefit of the Funds or the counterparties, depending on whether the related contracts are in an appreciated or depreciated position at period end. Amounts shown in the column labeled "Net Amount" represent the un-collateralized portions of these amounts at period end. These amounts may be un-collateralized due to timing differences related to market movements or due to minimum thresholds for collateral movement, as further described above under the caption "Accounting for Derivative Instruments".

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Amounts of Recognized Assets / (Liabilities) presented in the Statement of Assets and Liabilities	Financial Instruments for the Benefit of (the Funds) / the Counterparties	Cash Collateral for the Benefit of (the Funds) / the Counterparties	Net Amount
USD Covered Bond
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	—	—	—	—
Swap Agreements — Depreciated	—	—	—	—
German Sovereign/Sub-Sovereign ETF
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	—	—	—	—
Swap Agreements — Depreciated	—	—	—	—
High Yield-Interest Rate Hedged
Futures Contracts	$23,188	—	—	$23,188
Swap Agreements — Appreciated	—	—	—	—
Swap Agreements — Depreciated	—	—	—	—
Investment Grade-Interest Rate Hedged
Futures Contracts	8,719	—	—	8,719
Swap Agreements — Appreciated	—	—	—	—
Swap Agreements — Depreciated	—	—	—	—
Short Term USD Emerging Markets Bond ETF
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	—	—	—	—
Swap Agreements — Depreciated	—	—	—	—
Global Listed Private Equity ETF
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	—	—	—	—
Swap Agreements — Depreciated	—	—	—	—
Hedge Replication ETF
Futures Contracts	550	—	—	550
Swap Agreements — Appreciated	1,159,715	$(1,131,562)	—	28,153
Swap Agreements — Depreciated	—	—	—	—
Large Cap Core Plus
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	15,460,015	—	$(13,530,007)	1,930,008
Swap Agreements — Depreciated	(2,730,898)	1,336,549	—	(1,394,349)
Merger ETF
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	37,273	—	(10,000)	27,273
Swap Agreements — Depreciated	(45,945)	20,012	—	(25,933)
Forward Currency Contracts — Appreciated	10,248	—	—	10,248
Forward Currency Contracts — Depreciated	(5,120)	—	—	(5,120)

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: 373

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Amounts of Recognized Assets / (Liabilities) presented in the Statement of Assets and Liabilities	Financial Instruments for the Benefit of (the Funds) / the Counterparties	Cash Collateral for the Benefit of (the Funds) / the Counterparties	Net Amount
RAFI® Long/Short
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	$764,210	—	$(670,001)	$94,209
Swap Agreements — Depreciated	(8,596,752)	$8,596,752	—	—
S&P 500 Aristocrats ETF
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	—	—	—	—
Swap Agreements — Depreciated	—	—	—	—
30 Year TIPS/TSY Spread
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	82,514	—	(40,000)	42,514
Swap Agreements — Depreciated	(11,091)	11,091	—	—
Short 30 Year TIPS/TSY Spread
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	58,752	—	(20,000)	38,752
Swap Agreements — Depreciated	(8,185)	8,185	—	—
UltraPro 10 Year TIPS/TSY Spread
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	23,071	—	(535)	22,536
Swap Agreements — Depreciated	(59,867)	59,867	—	—
UltraPro Short 10 Year TIPS/TSY Spread
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	58,387	(8,420)	(30,000)	19,967
Swap Agreements — Depreciated	(25,369)	25,369	—	—
Short S&P500®
Futures Contracts	26,083	—	—	26,083
Swap Agreements — Appreciated	—	—	—	—
Swap Agreements — Depreciated	(35,305,422)	35,305,422	—	—
Short QQQ®
Futures Contracts	(49,640)	—	49,640	—
Swap Agreements — Appreciated	—	—	—	—
Swap Agreements — Depreciated	(5,481,494)	5,421,466	—	(60,028)
Short Dow30SM
Futures Contracts	18,414	—	—	18,414
Swap Agreements — Appreciated	—	—	—	—
Swap Agreements — Depreciated	(6,061,872)	6,061,872	—	—
Short MidCap400
Futures Contracts	3,958	—	—	3,958
Swap Agreements — Appreciated	—	—	—	—
Swap Agreements — Depreciated	(296,297)	243,232	—	(53,065)
Short Russell2000
Futures Contracts	(3,120)	—	3,120	—
Swap Agreements — Appreciated	—	—	—	—
Swap Agreements — Depreciated	(17,153,163)	12,264,384	4,765,622	(123,157)

374 :: NOVEMBER 30, 2013 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Amounts of Recognized Assets / (Liabilities) presented in the Statement of Assets and Liabilities	Financial Instruments for the Benefit of (the Funds) / the Counterparties	Cash Collateral for the Benefit of (the Funds) / the Counterparties	Net Amount
Short SmallCap600
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	—	—	—	—
Swap Agreements — Depreciated	$(461,485)	$303,756	$84,692	$(73,037)
UltraShort Russell3000
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	—	—	—	—
Swap Agreements — Depreciated	(50,754)	35,546	—	(15,208)
UltraShort S&P500®
Futures Contracts	23,941	—	—	23,941
Swap Agreements — Appreciated	—	—	—	—
Swap Agreements — Depreciated	(73,326,556)	73,326,556	—	—
UltraShort QQQ®
Futures Contracts	(32,485)	—	32,485	—
Swap Agreements — Appreciated	—	—	—	—
Swap Agreements — Depreciated	(64,146,521)	63,828,708	—	(317,813)
UltraShort Dow30SM
Futures Contracts	15,240	—	—	15,240
Swap Agreements — Appreciated	—	—	—	—
Swap Agreements — Depreciated	(12,123,429)	12,123,429	—	—
UltraShort MidCap400
Futures Contracts	2,428	—	—	2,428
Swap Agreements — Appreciated	—	—	—	—
Swap Agreements — Depreciated	(334,482)	311,620	—	(22,862)
UltraShort Russell2000
Futures Contracts	(2,460)	—	2,460	—
Swap Agreements — Appreciated	—	—	—	—
Swap Agreements — Depreciated	(23,473,584)	23,120,503	—	(353,081)
UltraShort SmallCap600
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	—	—	—	—
Swap Agreements — Depreciated	(414,589)	183,943	34,121	(196,525)
UltraPro Short S&P500®
Futures Contracts	22,859	—	—	22,859
Swap Agreements — Appreciated	—	—	—	—
Swap Agreements — Depreciated	(32,274,836)	31,193,542	1,081,294	—
UltraPro Short QQQ®
Futures Contracts	(42,340)	—	42,340	—
Swap Agreements — Appreciated	—	—	—	—
Swap Agreements — Depreciated	(25,683,404)	20,173,404	5,510,000	—
UltraPro Short Dow30SM
Futures Contracts	6,347	—	—	6,347
Swap Agreements — Appreciated	—	—	—	—
Swap Agreements — Depreciated	(7,875,875)	7,875,875	—	—

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: 375

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Amounts of Recognized Assets / (Liabilities) presented in the Statement of Assets and Liabilities	Financial Instruments for the Benefit of (the Funds) / the Counterparties	Cash Collateral for the Benefit of (the Funds) / the Counterparties	Net Amount
UltraPro Short MidCap400
Futures Contracts	$2,428	—	—	$2,428
Swap Agreements — Appreciated	—	—	—	—
Swap Agreements — Depreciated	(270,494)	$248,319	$5,497	(16,678)
UltraPro Short Russell2000
Futures Contracts	(380)	—	380	—
Swap Agreements — Appreciated	—	—	—	—
Swap Agreements — Depreciated	(7,533,003)	7,438,658	—	(94,345)
UltraShort Russell1000 Value
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	—	—	—	—
Swap Agreements — Depreciated	(112,667)	88,937	—	(23,730)
UltraShort Russell1000 Growth
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	1,591	—	—	1,591
Swap Agreements — Depreciated	(52,732)	28,125	—	(24,607)
UltraShort Russell MidCap Value
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	417	—	—	417
Swap Agreements — Depreciated	(9,573)	9,221	—	(352)
UltraShort Russell MidCap Growth
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	200	—	—	200
Swap Agreements — Depreciated	(41,044)	39,893	—	(1,151)
UltraShort Russell2000 Value
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	—	—	—	—
Swap Agreements — Depreciated	(260,327)	47,854	—	(212,473)
UltraShort Russell2000 Growth
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	—	—	—	—
Swap Agreements — Depreciated	(373,722)	315,489	—	(58,233)
Short Basic Materials
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	—	—	—	—
Swap Agreements — Depreciated	(188,028)	9,996	172,986	(5,046)
Short Financials
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	—	—	—	—
Swap Agreements — Depreciated	(5,605,026)	5,425,733	—	(179,293)
Short Oil & Gas
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	1,754	(1,377)	—	377
Swap Agreements — Depreciated	(334,616)	180,209	—	(154,407)

376 :: NOVEMBER 30, 2013 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Amounts of Recognized Assets / (Liabilities) presented in the Statement of Assets and Liabilities	Financial Instruments for the Benefit of (the Funds) / the Counterparties	Cash Collateral for the Benefit of (the Funds) / the Counterparties	Net Amount
Short Real Estate
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	$1,863,042	$(1,361,455)	—	$501,587
Swap Agreements — Depreciated	(860,623)	860,623	—	—
Short KBW Regional Banking
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	—	—	—	—
Swap Agreements — Depreciated	(178,671)	100,051	—	(78,620)
UltraShort Basic Materials
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	—	—	—	—
Swap Agreements — Depreciated	(3,835,130)	3,835,130	—	—
UltraShort Nasdaq Biotechnology
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	6,296	—	—	6,296
Swap Agreements — Depreciated	(2,289,047)	2,182,166	—	(106,881)
UltraShort Consumer Goods
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	—	—	—	—
Swap Agreements — Depreciated	(153,607)	103,550	—	(50,057)
UltraShort Consumer Services
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	—	—	—	—
Swap Agreements — Depreciated	(1,557,314)	1,400,688	$121,519	(35,107)
UltraShort Financials
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	—	—	—	—
Swap Agreements — Depreciated	(24,610,983)	24,543,094	—	(67,889)
UltraShort Health Care
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	—	—	—	—
Swap Agreements — Depreciated	(574,590)	447,371	—	(127,219)
UltraShort Industrials
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	—	—	—	—
Swap Agreements — Depreciated	(429,054)	320,797	—	(108,257)
UltraShort Oil & Gas
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	611,358	(329,000)	(40,723)	241,635
Swap Agreements — Depreciated	(203,156)	203,089	—	(67)
UltraShort Real Estate
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	3,152,644	(295,870)	(410,003)	2,446,771
Swap Agreements — Depreciated	(3,803,899)	2,037,475	—	(1,766,424)

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: 377

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Amounts of Recognized Assets / (Liabilities) presented in the Statement of Assets and Liabilities	Financial Instruments for the Benefit of (the Funds) / the Counterparties	Cash Collateral for the Benefit of (the Funds) / the Counterparties	Net Amount
UltraShort Semiconductors
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	—	—	—	—
Swap Agreements — Depreciated	$(1,878,514)	$1,856,302	—	$(22,212)
UltraShort Technology
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	24,091	—	—	24,091
Swap Agreements — Depreciated	(1,387,619)	1,322,432	$32,598	(32,589)
UltraShort Telecommunications
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	29,619	—	—	29,619
Swap Agreements — Depreciated	(228,761)	141,346	—	(87,415)
UltraShort Utilities
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	183,760	—	—	183,760
Swap Agreements — Depreciated	(222,130)	110,766	—	(111,364)
UltraPro Short Financials
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	—	—	—	—
Swap Agreements — Depreciated	(572,457)	551,596	—	(20,861)
Short MSCI EAFE
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	—	—	—	—
Swap Agreements — Depreciated	(17,383,510)	17,275,180	—	(108,330)
Short MSCI Emerging Markets
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	592,783	—	(592,783)	—
Swap Agreements — Depreciated	(15,922,045)	15,036,369	—	(885,676)
Short FTSE China 25
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	55,292	(55,292)	—	—
Swap Agreements — Depreciated	(725,352)	691,821	—	(33,531)
UltraShort MSCI EAFE
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	—	—	—	—
Swap Agreements — Depreciated	(4,871,471)	4,853,736	—	(17,735)
UltraShort MSCI Emerging Markets
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	313,362		(313,362)	—
Swap Agreements — Depreciated	(29,493,036)	29,285,991	—	(207,045)
UltraShort FTSE Europe
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	—	—	—	—
Swap Agreements — Depreciated	(13,527,390)	13,012,134	—	(515,256)

378 :: NOVEMBER 30, 2013 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Amounts of Recognized Assets / (Liabilities) presented in the Statement of Assets and Liabilities	Financial Instruments for the Benefit of (the Funds) / the Counterparties	Cash Collateral for the Benefit of (the Funds) / the Counterparties	Net Amount
UltraShort MSCI Pacific ex-Japan
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	$29,999	—	—	$29,999
Swap Agreements — Depreciated	(182,999)	$162,262	—	(20,737)
UltraShort MSCI Brazil Capped
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	996,797	(686,205)	$(30,000)	280,592
Swap Agreements — Depreciated	(2,334,098)	2,334,098	—	—
UltraShort FTSE China 25
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	—	—	—	—
Swap Agreements — Depreciated	(39,563,366)	36,019,075	—	(3,544,291)
UltraShort MSCI Japan
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	—	—	—	—
Swap Agreements — Depreciated	(6,051,480)	5,794,110	—	(257,370)
UltraShort MSCI Mexico Capped IMI
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	—	—	—	—
Swap Agreements — Depreciated	(176,706)	107,093	—	(69,613)
Short 7-10 Year Treasury
Futures Contracts	1,313	—	—	1,313
Swap Agreements — Appreciated	105,007	—	—	105,007
Swap Agreements — Depreciated	—	—	—	—
Short 20+ Year Treasury
Futures Contracts	170	—	—	170
Swap Agreements — Appreciated	3,940,568	(1,258,866)	(2,681,702)	—
Swap Agreements — Depreciated	(98,356)	98,356	—	—
Short High Yield
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	—	—	—	—
Swap Agreements — Depreciated	(7,602,991)	4,856,701	2,746,290	—
Short Investment Grade Corporate
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	35,071	—	—	35,071
Swap Agreements — Depreciated	(56,529)	—	56,529	—
UltraShort 3-7 Year Treasury
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	—	—	—	—
Swap Agreements — Depreciated	(206,861)	206,861	—	—
UltraShort 7-10 Year Treasury
Futures Contracts	17,281	—	—	17,281
Swap Agreements — Appreciated	463,009	(313,248)	—	149,761
Swap Agreements — Depreciated	(1,995,092)	1,995,092	—	—

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: 379

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Amounts of Recognized Assets / (Liabilities) presented in the Statement of Assets and Liabilities	Financial Instruments for the Benefit of (the Funds) / the Counterparties	Cash Collateral for the Benefit of (the Funds) / the Counterparties	Net Amount
UltraShort 20+ Year Treasury
Futures Contracts	$249	—	—	$249
Swap Agreements — Appreciated	23,747,877	$(5,710,614)	$(16,391,076)	1,646,187
Swap Agreements — Depreciated	(2,590,559)	2,590,559	—	—
UltraShort TIPS
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	281,537	(267,866)	—	13,671
Swap Agreements — Depreciated	—	—	—	—
UltraPro Short 20+ Year Treasury
Futures Contracts	58	—	—	58
Swap Agreements — Appreciated	9,057,489	(7,801,757)	(1,077,803)	177,929
Swap Agreements — Depreciated	(532,312)	532,312	—	—
Ultra Russell3000
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	579,633	(271,978)	(40,000)	267,655
Swap Agreements — Depreciated	—	—	—	—
Ultra S&P500®
Futures Contracts	(469,302)	—	469,302	—
Swap Agreements — Appreciated	80,892,014	(45,012,326)	(35,433,850)	445,838
Swap Agreements — Depreciated	—	—	—	—
Ultra QQQ®
Futures Contracts	560,301	—	—	560,301
Swap Agreements — Appreciated	75,685,420	(52,746,666)	(11,896,971)	11,041,783
Swap Agreements — Depreciated	—	—	—	—
Ultra Dow30SM
Futures Contracts	(56,106)	—	56,106	—
Swap Agreements — Appreciated	14,536,462	(7,989,258)	(6,215,878)	331,326
Swap Agreements — Depreciated	—	—	—	—
Ultra MidCap400
Futures Contracts	(712,222)	—	712,222	—
Swap Agreements — Appreciated	22,490,409	(16,880,212)	(5,041,801)	568,396
Swap Agreements — Depreciated	—	—	—	—
Ultra Russell2000
Futures Contracts	2,290	—	—	2,290
Swap Agreements — Appreciated	28,626,362	(18,502,921)	(9,566,448)	556,993
Swap Agreements — Depreciated	—	—	—	—
Ultra SmallCap600
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	3,425,030	(1,692,730)	(1,238,648)	493,652
Swap Agreements — Depreciated	—	—	—	—
UltraPro S&P500®
Futures Contracts	(109,183)	—	109,183	—
Swap Agreements — Appreciated	74,919,032	(60,991,228)	(20,386,485)	(6,458,681)
Swap Agreements — Depreciated	—	—	—	—

380 :: NOVEMBER 30, 2013 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Amounts of Recognized Assets / (Liabilities) presented in the Statement of Assets and Liabilities	Financial Instruments for the Benefit of (the Funds) / the Counterparties	Cash Collateral for the Benefit of (the Funds) / the Counterparties	Net Amount
UltraPro QQQ®
Futures Contracts	$215,762	—	—	$215,762
Swap Agreements — Appreciated	131,011,450	$(98,522,731)	$(27,020,956)	5,467,763
Swap Agreements — Depreciated	—	—	—	—
UltraPro Dow30SM
Futures Contracts	(18,727)	—	18,727	—
Swap Agreements — Appreciated	5,726,996	(3,422,023)	(1,870,503)	434,470
Swap Agreements — Depreciated	—	—	—	—
UltraPro MidCap400
Futures Contracts	(16,685)	—	16,685	—
Swap Agreements — Appreciated	4,801,953	(1,472,036)	(2,782,556)	547,361
Swap Agreements — Depreciated	—	—	—	—
UltraPro Russell2000
Futures Contracts	799	—	—	799
Swap Agreements — Appreciated	36,063,117	(31,223,699)	(3,169,363)	1,670,055
Swap Agreements — Depreciated	—	—	—	—
Ultra Russell1000 Value
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	502,101	—	(100,000)	402,101
Swap Agreements — Depreciated	—	—	—	—
Ultra Russell1000 Growth
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	505,937	(141,258)	(60,002)	304,677
Swap Agreements — Depreciated	—	—	—	—
Ultra Russell MidCap Value
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	315,934	—	(130,000)	185,934
Swap Agreements — Depreciated	(121,986)	3,586	—	(118,400)
Ultra Russell MidCap Growth
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	890,793	(755)	(520,000)	370,038
Swap Agreements — Depreciated	(1,120)	—	—	(1,120)
Ultra Russell2000 Value
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	836,476	(140,000)	(460,000)	236,476
Swap Agreements — Depreciated	—	—	—	—
Ultra Russell2000 Growth
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	1,040,646	(9,297)	(913,298)	118,051
Swap Agreements — Depreciated	—	—	—	—
Ultra Basic Materials
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	11,392,961	(6,023,964)	(5,123,852)	245,145
Swap Agreements — Depreciated	(17,979)	—	—	(17,979)

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: 381

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Amounts of Recognized Assets / (Liabilities) presented in the Statement of Assets and Liabilities	Financial Instruments for the Benefit of (the Funds) / the Counterparties	Cash Collateral for the Benefit of (the Funds) / the Counterparties	Net Amount
Ultra Nasdaq Biotechnology
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	$36,508,304	$(22,961,601)	$(12,400,008)	$1,146,695
Swap Agreements — Depreciated	—	—	—	—
Ultra Consumer Goods
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	3,350,010	(2,372,062)	(820,000)	157,948
Swap Agreements — Depreciated	(3,563)	3,563	—	—
Ultra Consumer Services
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	3,534,132	(1,544,204)	(1,330,001)	659,927
Swap Agreements — Depreciated	—	—	—	—
Ultra Financials
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	76,527,019	(52,553,630)	(23,810,952)	162,437
Swap Agreements — Depreciated	—	—	—	—
Ultra Health Care
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	15,055,197	(8,938,809)	(6,099,211)	17,177
Swap Agreements — Depreciated	—	—	—	—
Ultra Industrials
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	7,090,848	(5,719,379)	(615,003)	756,466
Swap Agreements — Depreciated	—	—	—	—
Ultra Oil & Gas
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	19,834,819	(12,529,418)	(7,227,101)	78,300
Swap Agreements — Depreciated	(325,719)	247,419	—	(78,300)
Ultra Real Estate
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	28,049,915	(20,702,901)	(5,141,240)	2,205,774
Swap Agreements — Depreciated	(22,409,321)	18,789,569	1,413,978	(2,205,774)
Ultra KBW Regional Banking
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	2,433,743	(400,000)	(1,790,139)	243,604
Swap Agreements — Depreciated	—	—	—	—
Ultra Semiconductors
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	2,053,027	(1,419,333)	(582,851)	50,843
Swap Agreements — Depreciated	(9,703)	9,703	—	—
Ultra Technology
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	12,867,539	(9,567,240)	(2,475,592)	824,707
Swap Agreements — Depreciated	—	—	—	—
382 :: NOVEMBER 30, 2013 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Amounts of Recognized Assets / (Liabilities) presented in the Statement of Assets and Liabilities	Financial Instruments for the Benefit of (the Funds) / the Counterparties	Cash Collateral for the Benefit of (the Funds) / the Counterparties	Net Amount
Ultra Telecommunications
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	$537,038	$(302,997)	—	$234,041
Swap Agreements — Depreciated	(128,370)	22,739	$5,239	(100,392)
Ultra Utilities
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	210,302	—	(30,000)	180,302
Swap Agreements — Depreciated	(306,557)	230,510	—	(76,047)
UltraPro Financials
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	4,726,517	—	(4,693,082)	33,435
Swap Agreements — Depreciated	—	—	—	—
Ultra MSCI EAFE
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	2,307,480	(1,872,827)	(260,020)	174,633
Swap Agreements — Depreciated	—	—	—	—
Ultra MSCI Emerging Markets
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	5,536,687	(786,707)	(3,950,006)	799,974
Swap Agreements — Depreciated	(636,667)	636,667	—	—
Ultra FTSE Europe
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	3,862,028	(2,408,518)	(961,587)	491,923
Swap Agreements — Depreciated	(14,519)	14,519	—	—
Ultra MSCI Pacific ex-Japan
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	525,883	(471,279)	—	54,604
Swap Agreements — Depreciated	(62,618)	18,867	—	(43,751)
Ultra MSCI Brazil Capped
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	571,551		(571,551)	—
Swap Agreements — Depreciated	(2,459,122)	2,363,079	—	(96,043)
Ultra FTSE China 25
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	7,204,623	(1,789,643)	(4,615,330)	799,650
Swap Agreements — Depreciated	—	—	—	—
Ultra MSCI Japan
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	4,687,314	(559,475)	(3,831,591)	296,248
Swap Agreements — Depreciated	(49,308)	49,308	—	—
Ultra MSCI Mexico Capped IMI
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	972,636	(75,187)	(592,794)	304,655
Swap Agreements — Depreciated	(60,175)	60,175	—	—

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: 383

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Amounts of Recognized Assets / (Liabilities) presented in the Statement of Assets and Liabilities	Financial Instruments for the Benefit of (the Funds) / the Counterparties	Cash Collateral for the Benefit of (the Funds) / the Counterparties	Net Amount
Ultra 7-10 Year Treasury
Futures Contracts	$(328)	—	$328	—
Swap Agreements — Appreciated	—	—	—	—
Swap Agreements — Depreciated	(9,694,322)	$668,060	9,026,262	—
Ultra 20+ Year Treasury
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	—	—	—	—
Swap Agreements — Depreciated	(2,718,321)	2,709,413	—	$(8,908)
Ultra High Yield
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	889,264	(258,365)	—	630,899
Swap Agreements — Depreciated	—	—	—	—
Ultra Investment Grade Corporate
Futures Contracts	—	—	—	—
Swap Agreements — Appreciated	—	—	—	—
Swap Agreements — Depreciated	(172,290)	56,817	115,473	—

The Effect of Derivative Instruments on the Statements of Operations for the six months ended November 30, 2013

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity and Bond Index Futures contracts/Swap agreements/Foreign currency contracts	Net realized gain (loss) on Futures contracts, Swap agreements and Foreign currency transactions; Change in net unrealized appreciation (depreciation) on Futures contracts, Swap agreements and Foreign currency translations	USD Covered Bond	—	—
		German Sovereign/Sub-Sovereign ETF	—	—
		High Yield-Interest Rate Hedged	$98,155	$(61,304)
		Investment Grade-Interest Rate Hedged	121,440	(53,397)
		Short Term USD Emerging Markets Bond ETF	—	—
		Global Listed Private Equity ETF	(6,756)	—
		Hedge Replication ETF	(745,636)	1,150,228
		Large Cap Core Plus	(8,322,491)	10,121,271
		Merger ETF	(372,431)	241,559
		RAFI® Long/Short	—	(5,441,785)
		S&P 500 Aristocrats ETF	—	—
		30 Year TIPS/TSY Spread	316,262	(5,205)
		Short 30 Year TIPS/TSY Spread	276,895	19,848
		UltraPro 10 Year TIPS/TSY Spread	(11,091)	(5,261)

384 :: NOVEMBER 30, 2013 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity and Bond Index Futures contracts/Swap agreements/Foreign currency contracts	Net realized gain (loss) on
Futures contracts, Swap
agreements and Foreign
currency transactions;
Change in net unrealized
appreciation (depreciation)
on Futures contracts, Swap
agreements and Foreign
	currency translations	UltraPro Short 10 Year TIPS/TSY
		Spread	$614,835	$(515,056)
		Short S&P500®	(204,551,916)	(22,457,626)
		Short QQQ®	(43,214,008)	12,438,784
		Short Dow30SM	(50,582,440)	25,798,311
		Short MidCap400	(2,855,115)	36,545
		Short Russell2000	(103,446,136)	30,109,546
		Short SmallCap600	(8,837,058)	3,735,747
		UltraShort Russell3000	(404,059)	64,277
		UltraShort S&P500®	(503,135,682)	81,525,338
		UltraShort QQQ®	(141,320,545)	(868,612)
		UltraShort Dow30SM	(77,946,966)	34,367,009
		UltraShort MidCap400	(4,881,064)	1,416,858
		UltraShort Russell2000	(109,060,601)	19,975,655
		UltraShort SmallCap600	(2,610,496)	258,812
		UltraPro Short S&P500®	(254,895,657)	66,176,506
		UltraPro Short QQQ®	(113,544,146)	10,048,342
		UltraPro Short Dow30SM	(34,041,506)	10,377,814
		UltraPro Short MidCap400	(2,564,885)	487,239
		UltraPro Short Russell2000	(32,573,297)	(1,619,001)
		UltraShort Russell1000 Value	(215,013)	10,965
		UltraShort Russell1000 Growth	(1,349,425)	434,307
		UltraShort Russell MidCap Value	(533,868)	362,170
		UltraShort Russell MidCap Growth	(734,670)	421,004
		UltraShort Russell2000 Value	(1,314,752)	806,052
		UltraShort Russell2000 Growth	(2,430,080)	597,393
		Short Basic Materials	(375,956)	78,844
		Short Financials	(4,357,722)	663,654
		Short Oil & Gas	(344,174)	(42,552)
		Short Real Estate	374,788	2,945,121
		Short KBW Regional Banking	(852,584)	441,045
		UltraShort Basic Materials	(6,154,316)	1,026,910
		UltraShort Nasdaq Biotechnology	(2,393,966)	(713,552)
		UltraShort Consumer Goods	(1,213,616)	215,658
		UltraShort Consumer Services	(1,381,957)	(408,625)
		UltraShort Financials	(9,206,209)	(14,868,156)
		UltraShort Health Care	(1,653,367)	736,392
		UltraShort Industrials	(1,873,350)	528,751
		UltraShort Oil & Gas	(17,496,241)	5,394,481
		UltraShort Real Estate	(1,293,704)	5,634,310
		UltraShort Semiconductors	(3,636,387)	1,552,407

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: 385

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity and Bond Index Futures contracts/Swap agreements/Foreign currency contracts	Net realized gain (loss) on Futures contracts, Swap agreements and Foreign currency transactions; Change in net unrealized appreciation (depreciation) on Futures contracts, Swap agreements and Foreign currency translations	UltraShort Technology	$(878,670)	$(764,969)
		UltraShort Telecommunications	(526,747)	223,679
		UltraShort Utilities	(380,643)	(66,409)
		UltraPro Short Financials	(856,270)	(104,226)
		Short MSCI EAFE	(28,346,666)	13,489,285
		Short MSCI Emerging Markets	(33,479,482)	(6,553,641)
		Short FTSE China 25	(66,468)	(898,417)
		UltraShort MSCI EAFE	(2,131,644)	(530,805)
		UltraShort MSCI Emerging Markets	(14,668,070)	(19,465,519)
		UltraShort FTSE Europe	(25,709,209)	10,337,942
		UltraShort MSCI Pacific ex-Japan	(144,059)	(87,169)
		UltraShort MSCI Brazil Capped	612,967	(826,973)
		UltraShort FTSE China 25	(20,515,941)	(26,623,117)
		UltraShort MSCI Japan	(2,242,256)	(1,832,562)
		UltraShort MSCI Mexico Capped IMI	(285,310)	228,098
		Short 7-10 Year Treasury	348,805	18,044
		Short 20+ Year Treasury	85,803,420	(8,530,950)
		Short High Yield	—	(3,595,482)
		Short Investment Grade Corporate	—	(13,577)
		UltraShort 3-7 Year Treasury	—	(7,776)
		UltraShort 7-10 Year Treasury	(6,755,970)	18,696,683
		UltraShort 20+ Year Treasury	717,756,292	(230,176,892)
		UltraShort TIPS	313,623	159,216
		UltraPro Short 20+ Year Treasury	10,922,038	201,242
		Ultra Russell3000	1,542,157	(506,160)
		Ultra S&P500®	294,968,904	(25,081,664)
		Ultra QQQ®	86,820,806	51,153,379
		Ultra Dow30SM	49,124,832	(23,177,721)
		Ultra MidCap400	(31,088,660)	18,614,536
		Ultra Russell2000	227,703,595	2,581,479
		Ultra SmallCap600	5,520,624	1,840,448
		UltraPro S&P500®	114,183,648	40,181,144
		UltraPro QQQ®	41,467,349	82,973,546
		UltraPro Dow30SM	21,613,520	(4,977,950)
		UltraPro MidCap400	5,725,717	583,485
		UltraPro Russell2000	44,297,884	13,546,175
		Ultra Russell1000 Value	1,591,554	(502,716)
		Ultra Russell1000 Growth	3,955,239	(1,019,218)
		Ultra Russell MidCap Value	3,000,554	(1,590,720)
		Ultra Russell MidCap Growth	2,657,611	(573,079)
		Ultra Russell2000 Value	2,276,382	(220,254)

386 :: NOVEMBER 30, 2013 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity and Bond Index Futures contracts/Swap agreements/Foreign currency contracts	Net realized gain (loss) on Futures contracts, Swap agreements and Foreign currency transactions; Change in net unrealized appreciation (depreciation) on Futures contracts, Swap agreements and Foreign currency translations	Ultra Russell2000 Growth	$4,990,924	$(343,962)
		Ultra Basic Materials	9,012,641	6,321,272
		Ultra Nasdaq Biotechnology	10,685,199	26,005,509
		Ultra Consumer Goods	776,325	869,943
		Ultra Consumer Services	2,262,277	1,658,625
		Ultra Financials	102,948,441	(20,598,344)
		Ultra Health Care	10,223,115	6,048,085
		Ultra Industrials	2,405,829	2,441,525
		Ultra Oil & Gas	6,238,013	9,266,442
		Ultra Real Estate	(27,943,708)	(13,077,841)
		Ultra KBW Regional Banking	1,079,688	1,947,727
		Ultra Semiconductors	4,975,360	(2,665,775)
		Ultra Technology	11,473,664	5,956,285
		Ultra Telecommunications	731,494	(120,567)
		Ultra Utilities	1,479,501	(1,427,515)
		UltraPro Financials	(876,867)	3,875,835
		Ultra MSCI EAFE	4,430,407	(1,678,916)
		Ultra MSCI Emerging Markets	(2,762,808)	5,685,645
		Ultra FTSE Europe	2,353,136	1,217,783
		Ultra MSCI Pacific ex-Japan	1,129,654	(472,818)
		Ultra MSCI Brazil Capped	(2,585,713)	1,576,435
		Ultra FTSE China 25	(203,746)	11,133,222
		Ultra MSCI Japan	5,339,985	2,139,492
		Ultra MSCI Mexico Capped IMI	(366,364)	156,983
		Ultra 7-10 Year Treasury	(24,206,298)	47,072,409
		Ultra 20+ Year Treasury	(563,624)	(2,172,086)
		Ultra High Yield	—	180,145
		Ultra Investment Grade Corporate	(316,445)	(65,517)

Expense Allocations with Affiliated Entities

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund or jointly with an affiliate, are allocated among the respective Funds and/or affiliates based upon relative net assets or another reasonable basis.

Taxes and Distributions

Each of the Funds intends to qualify or continue to qualify as a regulated investment company and distribute substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

As of November 30, 2013, management of the Funds has reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: 387

Distributions to shareholders from net investment income and net capital gain, if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. Any available Tax Equalization will be applied first to Short Term Capital Gains, next to Long Term Capital Gains and then to Net Investment Income.

The Funds' tax year end is October 31st and the tax character of current year distributions and current components of accumulated earnings (deficit) will be determined at the end of the current tax year.

The tax character of distributions paid for the tax years ended October 31, 2013 and October 31, 2012, were as follows:

	Year Ended October 31, 2013				Year Ended October 31, 2012
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
USD Covered Bond	$80,359	—	—	$80,359	$46,142	—	—	$46,142
German Sovereign/ Sub-Sovereign ETF	76,536	—	—	76,536	25,510	—	—	25,510
High Yield-Interest Rate Hedged	527,341	—	—	527,341	—	—	—	—
Investment Grade-Interest Rate Hedged	—	—	—	—	—	—	—	—
Short Term USD Emerging Markets Bond ETF	—	—	—	—	—	—	—	—
Global Listed Private Equity ETF	94,263	—	—	94,263	—	—	—	—
Hedge Replication ETF	29,149	—	—	29,149	—	—	—	—
Large Cap Core Plus	1,691,315	—	—	1,691,315	384,370	—	—	384,370
Merger ETF	62,492	—	—	62,492	—	—	—	—
RAFI® Long/Short	277,029	—	—	277,029	168,234	—	—	168,234
S&P 500 Aristocrats ETF	—	—	—	—	—	—	—	—
30 Year TIPS/TSY Spread	46,779	—	—	46,779	48,508	—	—	48,508
Short 30 Year TIPS/TSY Spread	72,348	—	—	72,348	48,353	—	—	48,353
UltraPro 10 Year TIPS/TSY Spread	2,591	—	—	2,591	30,685	—	$9,799	40,484
UltraPro Short 10 Year TIPS/TSY Spread	7,908	—	$798	8,706	20,376	—	—	20,376
Short S&P500®	—	—	—	—	—	—	—	—
Short QQQ®	—	—	—	—	—	—	—	—
Short Dow30SM	—	—	—	—	—	—	—	—
Short MidCap400	—	—	—	—	—	—	—	—
Short Russell2000	—	—	—	—	—	—	—	—
Short SmallCap600	—	—	—	—	—	—	—	—
UltraShort Russell3000	—	—	—	—	—	—	—	—
UltraShort S&P500®	—	—	—	—	—	—	—	—
UltraShort QQQ®	—	—	—	—	—	—	—	—
UltraShort Dow30SM	—	—	—	—	—	—	—	—
UltraShort MidCap400	—	—	—	—	—	—	—	—

388 :: NOVEMBER 30, 2013 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

	Year Ended October 31, 2013				Year Ended October 31, 2012
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
UltraShort Russell2000	—	—	—	—	—	—	—	—
UltraShort SmallCap600	—	—	—	—	—	—	—	—
UltraPro Short S&P500®	—	—	—	—	—	—	—	—
UltraPro Short QQQ®	—	—	—	—	—	—	—	—
UltraPro Short Dow30SM	—	—	—	—	—	—	—	—
UltraPro Short MidCap400	—	—	—	—	—	—	—	—
UltraPro Short Russell2000	—	—	—	—	—	—	—	—
UltraShort Russell1000 Value	—	—	—	—	—	—	—	—
UltraShort Russell1000 Growth	—	—	—	—	—	—	—	—
UltraShort Russell MidCap Value	—	—	—	—	—	—	—	—
UltraShort Russell MidCap Growth	—	—	—	—	—	—	—	—
UltraShort Russell2000 Value	—	—	—	—	—	—	—	—
UltraShort Russell2000 Growth	—	—	—	—	—	—	—	—
Short Basic Materials	—	—	—	—	—	—	—	—
Short Financials	—	—	—	—	—	—	—	—
Short Oil & Gas	—	—	—	—	—	—	—	—
Short Real Estate	—	—	—	—	—	—	—	—
Short KBW Regional Banking	—	—	—	—	—	—	—	—
UltraShort Basic Materials	—	—	—	—	—	—	—	—
UltraShort Nasdaq Biotechnology	—	—	—	—	—	—	—	—
UltraShort Consumer Goods	—	—	—	—	—	—	—	—
UltraShort Consumer Services	—	—	—	—	—	—	—	—
UltraShort Financials	—	—	—	—	—	—	—	—
UltraShort Health Care	—	—	—	—	—	—	—	—
UltraShort Industrials	—	—	—	—	—	—	—	—
UltraShort Oil & Gas	—	—	—	—	—	—	—	—
UltraShort Real Estate	—	—	—	—	—	—	—	—
UltraShort Semiconductors	—	—	—	—	—	—	—	—
UltraShort Technology	—	—	—	—	—	—	—	—
UltraShort Telecommunications	—	—	—	—	—	—	—	—
UltraShort Utilities	—	—	—	—	—	—	—	—
UltraPro Short Financials	—	—	—	—	—	—	—	—
Short MSCI EAFE	—	—	—	—	—	—	—	—

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: 389

	Year Ended October 31, 2013				Year Ended October 31, 2012
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
Short MSCI Emerging Markets	—	—	—	—	—	—	—	—
Short FTSE China 25	—	—	—	—	—	—	—	—
UltraShort MSCI EAFE	—	—	—	—	—	—	—	—
UltraShort MSCI Emerging Markets	—	—	—	—	—	—	—	—
UltraShort FTSE Europe	—	—	—	—	—	—	—	—
UltraShort MSCI Pacific ex-Japan	—	—	—	—	—	—	—	—
UltraShort MSCI Brazil Capped	—	—	—	—	—	—	—	—
UltraShort FTSE China 25	—	—	—	—	—	—	—	—
UltraShort MSCI Japan	—	—	—	—	—	—	—	—
UltraShort MSCI Mexico Capped IMI	—	—	—	—	—	—	—	—
Short 7-10 Year Treasury	—	—	—	—	—	—	—	—
Short 20+ Year Treasury	—	—	—	—	—	—	—	—
Short High Yield	—	—	—	—	—	—	—	—
Short Investment Grade Corporate	—	—	—	—	—	—	—	—
UltraShort 3-7 Year Treasury	—	—	—	—	—	—	—	—
UltraShort 7-10 Year Treasury	—	—	—	—	—	—	—	—
UltraShort 20+ Year Treasury	—	—	—	—	—	—	—	—
UltraShort TIPS	—	—	—	—	—	—	—	—
UltraPro Short 20+ Year Treasury	—	—	—	—	—	—	—	—
Ultra Russell3000	—	—	—	—	—	—	—	—
Ultra S&P500®	$6,506,655	—	—	$6,506,655	$7,802,111	—	—	$7,802,111
Ultra QQQ®	984,976	—	—	984,976	—	—	—	—
Ultra Dow30SM	1,012,420	—	—	1,012,420	809,004	—	—	809,004
Ultra MidCap400	373,839	—	—	373,839	—	—	—	—
Ultra Russell2000	—	—	—	—	53,563	—	—	53,563
Ultra SmallCap600	—	—	—	—	16,606	—	—	16,606
UltraPro S&P500®	499,766	—	—	499,766	90,787	—	—	90,787
UltraPro QQQ®	—	—	—	—	—	—	—	—
UltraPro Dow30SM	181,331	—	—	181,331	213,744	—	—	213,744
UltraPro MidCap400	—	—	—	—	—	—	—	—
UltraPro Russell2000	—	—	—	—	21,602	—	—	21,602
Ultra Russell1000 Value	19,436	—	—	19,436	21,828	—	—	21,828
Ultra Russell1000 Growth	12,721	—	—	12,721	14,417	—	—	14,417
Ultra Russell MidCap Value	—	—	—	—	13,656	—	—	13,656

390 :: NOVEMBER 30, 2013 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

	Year Ended October 31, 2013				Year Ended October 31, 2012
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
Ultra Russell MidCap Growth	—	—	—	—	—	—	—	—
Ultra Russell2000 Value	$37,956	—	—	$37,956	$18,297	—	—	$18,297
Ultra Russell2000 Growth	1,068	—	—	1,068	—	—	—	—
Ultra Basic Materials	1,145,928	—	—	1,145,928	469,016	—	—	469,016
Ultra Nasdaq Biotechnology	—	—	—	—	—	—	—	—
Ultra Consumer Goods	101,459	—	—	101,459	63,974	—	—	63,974
Ultra Consumer Services	49,911	—	—	49,911	—	—	—	—
Ultra Financials	4,097,195	—	—	4,097,195	4,920,685	—	—	4,920,685
Ultra Health Care	225,175	—	—	225,175	255,790	—	—	255,790
Ultra Industrials	26,019	—	—	26,019	74,365	—	—	74,365
Ultra Oil & Gas	911,644	—	—	911,644	409,437	—	—	409,437
Ultra Real Estate	3,309,612	—	—	3,309,612	3,179,284	—	—	3,179,284
Ultra KBW Regional Banking	67,680	—	—	67,680	30,909	—	—	30,909
Ultra Semiconductors	281,425	—	—	281,425	171,508	—	—	171,508
Ultra Technology	27,429	—	—	27,429	—	—	—	—
Ultra Telecommunications	48,865	—	—	48,865	11,119	—	$1,372	12,491
Ultra Utilities	320,291	—	—	320,291	306,096	—	—	306,096
UltraPro Financials	4,266	—	—	4,266	—	—	—	—
Ultra MSCI EAFE	—	—	—	—	—	—	—	—
Ultra MSCI Emerging Markets	—	—	—	—	—	—	—	—
Ultra FTSE Europe	—	—	—	—	—	—	—	—
Ultra MSCI Pacific ex-Japan	—	—	—	—	—	—	—	—
Ultra MSCI Brazil Capped	—	—	—	—	—	—	—	—
Ultra FTSE China 25	—	—	—	—	—	—	—	—
Ultra MSCI Japan	—	—	—	—	—	—	—	—
Ultra MSCI Mexico Capped IMI	—	—	—	—	—	—	—	—
Ultra 7-10 Year Treasury	—	—	—	—	115,135	—	—	115,135
Ultra 20+ Year Treasury	43,016	—	—	43,016	9,345	—	—	9,345
Ultra High Yield	—	—	—	—	—	—	—	—
Ultra Investment Grade Corporate	—	—	—	—	—	—	—	—

At October 31, 2013 (the Funds' tax year end) the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
USD Covered Bond	$5,716	—	—	$41,807
German Sovereign/Sub-Sovereign ETF	19,648	—	—	95,920
High Yield-Interest Rate Hedged	124,193	—	$(298,707)	(139,955)
Investment Grade-Interest Rate Hedged	—	—	—	—

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: 391

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
Short Term USD Emerging Markets Bond ETF	—	—	—	—
Global Listed Private Equity ETF	$302,350	—	$(105,326)	$181,938
Hedge Replication ETF	—	—	(139,047)	1,520,589
Large Cap Core Plus	208,515	—	(916,641)	37,187,287
Merger ETF	26,196	—	(430,300)	115,830
RAFI® Long/Short	47,590	—	(2,288,276)	(2,140,474)
S&P 500 Aristocrats ETF	6,319	—	—	270,278
30 Year TIPS/TSY Spread	5,953	—	(37,772)	(276,625)
Short 30 Year TIPS/TSY Spread	9,501	—	(39,782)	(128,254)
UltraPro 10 Year TIPS/TSY Spread	401	—	(178,590)	(61,122)
UltraPro Short 10 Year TIPS/TSY Spread	—	—	(685,552)	625,238
Short S&P500®	—	—	(1,929,639,097)	(87,825,221)
Short QQQ®	—	—	(247,523,881)	(32,625,888)
Short Dow30SM	—	—	(214,454,348)	(41,565,995)
Short MidCap400	—	—	(53,102,637)	(967,975)
Short Russell2000	—	—	(354,127,385)	(78,670,893)
Short SmallCap600	—	—	(49,867,437)	(725,743)
UltraShort Russell3000	—	—	(4,432,459)	(348,083)
UltraShort S&P500®	—	—	(4,978,412,333)	(380,547,354)
UltraShort QQQ®	—	—	(1,590,409,237)	(143,727,134)
UltraShort Dow30SM	—	—	(788,320,671)	(67,152,247)
UltraShort MidCap400	—	—	(126,809,499)	(3,621,648)
UltraShort Russell2000	—	—	(1,057,839,803)	(34,665,263)
UltraShort SmallCap600	—	—	(50,325,244)	(1,764,520)
UltraPro Short S&P500®	—	—	(866,773,628)	(221,218,888)
UltraPro Short QQQ®	—	—	(184,197,619)	(108,275,756)
UltraPro Short Dow30SM	—	—	(96,008,365)	(25,804,288)
UltraPro Short MidCap400	—	—	(18,486,263)	(1,379,526)
UltraPro Short Russell2000	—	—	(134,408,160)	(16,122,311)
UltraShort Russell1000 Value	—	—	(22,217,930)	(239,759)
UltraShort Russell1000 Growth	—	—	(29,003,005)	(875,628)
UltraShort Russell MidCap Value	—	—	(10,734,665)	(464,414)
UltraShort Russell MidCap Growth	—	—	(18,297,916)	(593,551)
UltraShort Russell2000 Value	—	—	(31,244,041)	(557,514)
UltraShort Russell2000 Growth	—	—	(40,678,619)	(1,310,729)
Short Basic Materials	—	—	(3,191,973)	(440,302)
Short Financials	—	—	(133,682,423)	(8,483,453)
Short Oil & Gas	—	—	(8,451,482)	(588,322)
Short Real Estate	—	—	(16,925,440)	(1,438,073)
Short KBW Regional Banking	—	—	(11,629,311)	(90,944)
UltraShort Basic Materials	—	—	(271,625,114)	(7,411,467)
UltraShort Nasdaq Biotechnology	—	—	(6,483,806)	(2,534,788)
UltraShort Consumer Goods	—	—	(21,088,343)	(994,222)
UltraShort Consumer Services	—	—	(92,539,857)	(2,304,327)
UltraShort Financials	—	—	(1,493,491,340)	(23,490,431)
UltraShort Health Care	—	—	(16,910,246)	(1,806,392)
UltraShort Industrials	—	—	(48,043,310)	(1,824,065)
UltraShort Oil & Gas	—	—	(279,112,169)	(11,607,452)

392 :: NOVEMBER 30, 2013 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
UltraShort Real Estate	—	—	$(3,360,442,653)	$(9,015,197)
UltraShort Semiconductors	—	—	(70,880,004)	(2,497,488)
UltraShort Technology	—	—	(69,075,476)	(1,389,100)
UltraShort Telecommunications	—	—	(7,463,476)	(673,912)
UltraShort Utilities	—	—	(14,431,028)	(625,299)
UltraPro Short Financials	—	—	(1,877,358)	(844,446)
Short MSCI EAFE	—	—	(116,243,115)	(28,088,449)
Short MSCI Emerging Markets	—	—	(175,320,435)	(48,505,281)
Short FTSE China 25	—	—	(4,323,457)	(527,861)
UltraShort MSCI EAFE	—	—	(87,221,099)	(6,890,347)
UltraShort MSCI Emerging Markets	—	—	(671,641,064)	(30,589,723)
UltraShort FTSE Europe	—	—	(186,506,009)	(31,328,218)
UltraShort MSCI Pacific ex-Japan	—	—	(6,041,459)	(373,535)
UltraShort MSCI Brazil Capped	—	—	(17,250,443)	(3,190,916)
UltraShort FTSE China 25	—	—	(683,406,819)	(43,517,237)
UltraShort MSCI Japan	—	—	(18,390,878)	(7,981,832)
UltraShort MSCI Mexico Capped IMI	—	—	(13,117,952)	(354,743)
Short 7-10 Year Treasury	—	—	(2,363,957)	19,516
Short 20+ Year Treasury	—	—	(409,459,792)	52,321,813
Short High Yield	—	—	(7,617,737)	(7,221,297)
Short Investment Grade Corporate	—	—	(717,059)	(22,085)
UltraShort 3-7 Year Treasury	—	—	(728,697)	(204,443)
UltraShort 7-10 Year Treasury	—	—	(242,108,008)	(10,459,668)
UltraShort 20+ Year Treasury	—	—	(4,275,889,973)	193,271,776
UltraShort TIPS	—	—	(911,576)	35,925
UltraPro Short 20+ Year Treasury	—	—	(3,233,611)	11,230,495
Ultra Russell3000	—	—	(1,216)	2,052,538
Ultra S&P500®	—	—	(224,871,930)	202,390,545
Ultra QQQ®	—	—	(357,890,838)	123,198,351
Ultra Dow30SM	—	—	(176,628,128)	26,716,093
Ultra MidCap400	—	—	—	(71,639,515)
Ultra Russell2000	—	—	(7,966,619)	192,386,015
Ultra SmallCap600	—	—	(90,883)	6,678,456
UltraPro S&P500®	—	—	—	150,054,793
UltraPro QQQ®	—	—	—	140,827,574
UltraPro Dow30SM	—	—	—	24,462,610
UltraPro MidCap400	—	—	(41,171)	9,037,767
UltraPro Russell2000	—	—	(272,863)	62,965,789
Ultra Russell1000 Value	$1,409	—	(5,642,881)	1,458,984
Ultra Russell1000 Growth	—	—	(5,114,769)	4,077,049
Ultra Russell MidCap Value	—	—	—	2,262,171
Ultra Russell MidCap Growth	—	—	(4,385,130)	2,992,632
Ultra Russell2000 Value	7,599	—	(3,396,316)	1,678,469
Ultra Russell2000 Growth	—	—	(70,251)	4,587,970
Ultra Basic Materials	2,056,254	$2,461,594	—	27,775,483
Ultra Nasdaq Biotechnology	—	—	(777,913)	41,550,888
Ultra Consumer Goods	—	—	—	3,995,401
Ultra Consumer Services	—	—	(2,896)	5,347,099
Ultra Financials	305,758	—	(2,197,842,005)	138,632,014
PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: 393

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
Ultra Health Care	—	—	—	$17,069,377
Ultra Industrials	—	—	—	9,435,429
Ultra Oil & Gas	—	—	—	28,712,181
Ultra Real Estate	—	—	—	63,340,100
Ultra KBW Regional Banking	$310	—	$(1,249,546)	2,091,117
Ultra Semiconductors	—	—	(15,243,003)	3,588,692
Ultra Technology	—	—	—	28,042,414
Ultra Telecommunications	3,294	—	—	1,479,971
Ultra Utilities	5,280	—	(6,575,299)	523,682
UltraPro Financials	—	—	—	4,451,587
Ultra MSCI EAFE	—	—	(88,684)	7,195,671
Ultra MSCI Emerging Markets	—	—	(3,420,468)	5,313,963
Ultra FTSE Europe	—	—	(308,450)	5,728,349
Ultra MSCI Pacific ex-Japan	—	—	(63,910)	1,536,295
Ultra MSCI Brazil Capped	—	—	(5,759,720)	(3,025,113)
Ultra FTSE China 25	—	—	(7,390,797)	4,810,841
Ultra MSCI Japan	—	—	(1,655,162)	9,211,550
Ultra MSCI Mexico Capped IMI	—	—	(729,496)	815,553
Ultra 7-10 Year Treasury	—	—	(56,616,074)	(8,231,645)
Ultra 20+ Year Treasury	—	—	—	(1,811,078)
Ultra High Yield	—	—	—	863,900
Ultra Investment Grade Corporate	—	—	—	(171,860)

Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing and the deductibility of certain expenses.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment (November 1, 2011 for Funds that commenced operations prior to December 22, 2010). Under the Act, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period; however, any losses incurred during those future taxable years are required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carry forwards may be more likely to expire unused. Additionally, post-enactment capital loss carry forwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous law.

For the tax year ended October 31, 2013, the following Funds had available pre-enactment capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, through the indicated expiration date.

	Expiring October 31, 2016	Expiring October 31, 2017	Expiring October 31, 2018	Expiring October 31, 2019	Total
USD Covered Bond	—	—	—	—	—
German Sovereign/Sub-Sovereign ETF	—	—	—	—	—
High Yield-Interest Rate Hedged	—	—	—	—	—
Investment Grade-Interest Rate Hedged	—	—	—	—	—
Short Term USD Emerging Markets Bond ETF	—	—	—	—	—
Global Listed Private Equity ETF	—	—	—	—	—
Hedge Replication ETF	—	—	—	—	—
Large Cap Core Plus	—	—	—	—	—
Merger ETF	—	—	—	—	—
RAFI® Long/Short	—	—	—	$1,128,449	$1,128,449
S&P 500 Aristocrats ETF	—	—	—	—	—

394 :: NOVEMBER 30, 2013 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

	Expiring October 31, 2016	Expiring October 31, 2017	Expiring October 31, 2018	Expiring October 31, 2019	Total
30 Year TIPS/TSY Spread	—	—	—	—	—
Short 30 Year TIPS/TSY Spread	—	—	—	—	—
UltraPro 10 Year TIPS/TSY Spread	—	—	—	—	—
UltraPro Short 10 Year TIPS/TSY Spread	—	—	—	—	—
Short S&P500®	—	$275,479,255	$396,002,468	$299,866,646	$971,348,369
Short QQQ®	—	46,413,351	59,184,627	61,405,117	167,003,095
Short Dow30SM	—	27,666,267	74,285,143	36,036,617	137,988,027
Short MidCap400	—	14,091,075	16,663,813	4,855,600	35,610,488
Short Russell2000	—	30,602,995	85,827,210	47,621,957	164,052,162
Short SmallCap600	—	10,910,309	9,744,816	2,717,874	23,372,999
UltraShort Russell3000	—	578,178	1,775,441	668,346	3,021,965
UltraShort S&P500®	—	954,224,900	1,614,347,476	880,883,563	3,449,455,939
UltraShort QQQ®	—	344,027,075	546,154,861	344,692,522	1,234,874,458
UltraShort Dow30SM	—	211,568,661	278,053,840	125,976,993	615,599,494
UltraShort MidCap400	—	62,058,079	19,240,979	11,668,164	92,967,222
UltraShort Russell2000	—	197,617,837	371,431,305	109,741,367	678,790,509
UltraShort SmallCap600	—	10,418,599	18,395,839	6,372,373	35,186,811
UltraPro Short S&P500®	—	21,450,893	80,591,829	146,815,109	248,857,831
UltraPro Short QQQ®	—	—	13,723,268	33,201,124	46,924,392
UltraPro Short Dow30SM	—	—	9,009,922	4,829,732	13,839,654
UltraPro Short MidCap400	—	—	2,821,723	1,324,062	4,145,785
UltraPro Short Russell2000	—	—	13,054,940	5,215,974	18,270,914
UltraShort Russell1000 Value	—	15,201,628	5,004,860	566,134	20,772,622
UltraShort Russell1000 Growth	—	18,361,737	5,849,933	1,905,520	26,117,190
UltraShort Russell MidCap Value	—	4,103,949	5,044,261	472,187	9,620,397
UltraShort Russell MidCap Growth	—	11,156,011	4,305,977	1,659,482	17,121,470
UltraShort Russell2000 Value	—	14,216,121	9,703,125	2,921,334	26,840,580
UltraShort Russell2000 Growth	—	13,016,043	10,045,451	4,606,821	27,668,315
Short Basic Materials	—	—	429,630	—	429,630
Short Financials	—	46,207,656	34,680,899	—	80,888,555
Short Oil & Gas	—	1,584,332	2,720,603	2,060,582	6,365,517
Short Real Estate	—	—	3,968,005	433,111	4,401,116
Short KBW Regional Banking	—	—	475,909	8,353,085	8,828,994
UltraShort Basic Materials	—	99,100,007	110,459,179	3,390,037	212,949,223
UltraShort Nasdaq Biotechnology	—	—	416,580	—	416,580
UltraShort Consumer Goods	—	680,668	14,284,380	2,851,138	17,816,186
UltraShort Consumer Services	—	37,806,587	34,794,753	9,718,804	82,320,144
UltraShort Financials	—	884,851,934	249,724,456	—	1,134,576,390
UltraShort Health Care	—	10,002,522	2,787,142	767,590	13,557,254
UltraShort Industrials	—	17,061,076	21,300,428	—	38,361,504
UltraShort Oil & Gas	—	72,588,775	103,023,193	31,249,573	206,861,541
UltraShort Real Estate	—	2,597,807,224	530,523,856	76,086,424	3,204,417,504
UltraShort Semiconductors	—	28,767,489	21,740,228	7,733,357	58,241,074
UltraShort Technology	—	38,866,512	17,058,910	4,601,521	60,526,943
UltraShort Telecommunications	—	5,230,287	682,434	—	5,912,721
UltraShort Utilities	—	7,484,152	3,786,581	1,225,902	12,496,635
UltraPro Short Financials	—	—	—	—	—
Short MSCI EAFE	—	32,745,434	18,597,569	312,450	51,655,453
Short MSCI Emerging Markets	—	39,141,253	71,205,636	17,217,308	127,564,197

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: 395

	Expiring October 31, 2016	Expiring October 31, 2017	Expiring October 31, 2018	Expiring October 31, 2019	Total
Short FTSE China 25	—	—	$1,040,187	—	$1,040,187
UltraShort MSCI EAFE	—	$67,426,453	7,928,513	$3,521,302	78,876,268
UltraShort MSCI Emerging Markets	—	520,833,289	59,526,996	9,114,905	589,475,190
UltraShort FTSE Europe	—	3,795,429	34,453,744	9,069,132	47,318,305
UltraShort MSCI Pacific ex-Japan	—	880,198	3,676,210	—	4,556,408
UltraShort MSCI Brazil Capped	—	—	15,737,286	—	15,737,286
UltraShort FTSE China 25	—	431,145,308	131,146,062	—	562,291,370
UltraShort MSCI Japan	—	3,844,289	6,349,708	5,554,931	15,748,928
UltraShort MSCI Mexico Capped IMI	—	6,041,732	5,186,144	166,558	11,394,434
Short 7-10 Year Treasury	—	—	—	—	—
Short 20+ Year Treasury	—	228,972	56,583,949	84,404,610	141,217,531
Short High Yield	—	—	—	—	—
Short Investment Grade Corporate	—	—	—	—	—
UltraShort 3-7 Year Treasury	—	—	—	—	—
UltraShort 7-10 Year Treasury	$5,030,158	249,611	28,917,167	143,647,522	177,844,458
UltraShort 20+ Year Treasury	—	—	664,186,865	665,676,662	1,329,863,527
UltraShort TIPS	—	—	—	—	—
UltraPro Short 20+ Year Treasury	—	—	—	—	—
Ultra Russell3000	—	—	—	—	—
Ultra S&P500®	—	224,871,930	—	—	224,871,930
Ultra QQQ®	—	357,563,466	—	—	357,563,466
Ultra Dow30SM	—	176,628,128	—	—	176,628,128
Ultra MidCap400	—	—	—	—	—
Ultra Russell2000	—	5,984,768	—	—	5,984,768
Ultra SmallCap600	—	—	—	—	—
UltraPro S&P500®	—	—	—	—	—
UltraPro QQQ®	—	—	—	—	—
UltraPro Dow30SM	—	—	—	—	—
UltraPro MidCap400	—	—	—	—	—
UltraPro Russell2000	—	—	—	—	—
Ultra Russell1000 Value	—	5,606,836	—	36,045	5,642,881
Ultra Russell1000 Growth	—	5,104,781	—	—	5,104,781
Ultra Russell MidCap Value	—	—	—	—	—
Ultra Russell MidCap Growth	1,250,927	2,712,148	—	383,833	4,346,908
Ultra Russell2000 Value	—	3,396,316	—	—	3,396,316
Ultra Russell2000 Growth	—	—	—	—	—
Ultra Basic Materials	—	—	—	—	—
Ultra Nasdaq Biotechnology	—	—	—	151,906	151,906
Ultra Consumer Goods	—	—	—	—	—
Ultra Consumer Services	—	—	—	—	—
Ultra Financials	742,125,390	1,407,263,015	—	48,453,600	2,197,842,005
Ultra Health Care	—	—	—	—	—
Ultra Industrials	—	—	—	—	—
Ultra Oil & Gas	—	—	—	—	—
Ultra Real Estate	—	—	—	—	—
Ultra KBW Regional Banking	—	—	372,976	876,570	1,249,546
Ultra Semiconductors	—	15,243,003	—	—	15,243,003
Ultra Technology	—	—	—	—	—
Ultra Telecommunications	—	—	—	—	—

396 :: NOVEMBER 30, 2013 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

	Expiring October 31, 2016	Expiring October 31, 2017	Expiring October 31, 2018	Expiring October 31, 2019	Total
Ultra Utilities	—	$6,575,299	—	—	$6,575,299
UltraPro Financials	—	—	—	—	—
Ultra MSCI EAFE	—	—	—	—	—
Ultra MSCI Emerging Markets	—	—	—	—	—
Ultra FTSE Europe	—	—	$71,352	$151,172	222,524
Ultra MSCI Pacific ex-Japan	—	—	41,236	244	41,480
Ultra MSCI Brazil Capped	—	—	542,934	628,038	1,170,972
Ultra FTSE China 25	—	—	173,812	—	173,812
Ultra MSCI Japan	—	—	—	1,410,349	1,410,349
Ultra MSCI Mexico Capped IMI	—	—	—	77,432	77,432
Ultra 7-10 Year Treasury	—	—	—	—	—
Ultra 20+ Year Treasury	—	—	—	—	—
Ultra High Yield	—	—	—	—	—
Ultra Investment Grade Corporate	—	—	—	—	—

For the tax year ended October 31, 2013, the following Funds had available post-enactment capital loss carryforwards to offset future net capital gains to the extent provided by regulations:

Fund	Short-Term	Long-Term	Total
USD Covered Bond	—	—	—
German Sovereign/Sub-Sovereign ETF	—	—	—
High Yield-Interest Rate Hedged	$298,707	—	$298,707
Investment Grade-Interest Rate Hedged	—	—	—
Short Term USD Emerging Markets Bond ETF	—	—	—
Global Listed Private Equity ETF	105,326	—	105,326
Hedge Replication ETF	—	—	—
Large Cap Core Plus	916,641	—	916,641
Merger ETF	430,300	—	430,300
RAFI® Long/Short	1,134,914	$24,913	1,159,827
S&P 500 Aristocrats ETF	—	—	—
30 Year TIPS/TSY Spread	37,772	—	37,772
Short 30 Year TIPS/TSY Spread	39,782	—	39,782
UltraPro 10 Year TIPS/TSY Spread	171,610	—	171,610
UltraPro Short 10 Year TIPS/TSY Spread	685,552	—	685,552
Short S&P500®	769,114,018	176,048,288	945,162,306
Short QQQ®	57,834,236	21,264,904	79,099,140
Short Dow30SM	60,363,940	14,040,283	74,404,223
Short MidCap400	11,097,462	6,195,542	17,293,004
Short Russell2000	162,605,039	24,496,994	187,102,033
Short SmallCap600	23,227,210	2,913,742	26,140,952
UltraShort Russell3000	847,003	553,878	1,400,881
UltraShort S&P500®	1,458,096,205	57,445,915	1,515,542,120
UltraShort QQQ®	214,703,888	137,708,240	352,412,128
UltraShort Dow30SM	147,897,084	22,759,254	170,656,338
UltraShort MidCap400	30,215,290	3,490,084	33,705,374
UltraShort Russell2000	303,656,188	73,095,084	376,751,272
UltraShort SmallCap600	11,996,845	3,093,124	15,089,969
UltraPro Short S&P500®	506,457,420	107,458,443	613,915,863
UltraPro Short QQQ®	120,528,552	15,289,698	135,818,250
UltraPro Short Dow30SM	67,180,787	14,166,999	81,347,786

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: 397

Fund	Short-Term	Long-Term	Total
UltraPro Short MidCap400	$13,367,416	$927,916	$14,295,332
UltraPro Short Russell2000	107,257,616	8,372,203	115,629,819
UltraShort Russell1000 Value	1,071,307	365,964	1,437,271
UltraShort Russell1000 Growth	2,388,613	471,975	2,860,588
UltraShort Russell MidCap Value	780,647	327,067	1,107,714
UltraShort Russell MidCap Growth	934,867	231,574	1,166,441
UltraShort Russell2000 Value	3,455,646	928,885	4,384,531
UltraShort Russell2000 Growth	10,060,792	2,909,794	12,970,586
Short Basic Materials	2,724,781	—	2,724,781
Short Financials	51,605,822	855,967	52,461,789
Short Oil & Gas	2,006,515	47,219	2,053,734
Short Real Estate	10,690,805	1,539,747	12,230,552
Short KBW Regional Banking	1,988,584	794,089	2,782,673
UltraShort Basic Materials	58,424,964	—	58,424,964
UltraShort Nasdaq Biotechnology	5,280,966	745,622	6,026,588
UltraShort Consumer Goods	2,262,360	980,724	3,243,084
UltraShort Consumer Services	9,591,558	584,166	10,175,724
UltraShort Financials	345,416,955	12,504,639	357,921,594
UltraShort Health Care	2,806,009	520,396	3,326,405
UltraShort Industrials	8,026,712	1,619,166	9,645,878
UltraShort Oil & Gas	71,719,654	—	71,719,654
UltraShort Real Estate	146,336,832	9,167,461	155,504,293
UltraShort Semiconductors	10,544,401	2,014,145	12,558,546
UltraShort Technology	5,496,537	2,988,508	8,485,045
UltraShort Telecommunications	1,066,077	474,121	1,540,198
UltraShort Utilities	1,424,010	484,474	1,908,484
UltraPro Short Financials	1,862,178	—	1,862,178
Short MSCI EAFE	36,364,307	27,316,425	63,680,732
Short MSCI Emerging Markets	3,477,203	42,312,219	45,789,422
Short FTSE China 25	299,801	2,938,781	3,238,582
UltraShort MSCI EAFE	2,780,586	5,492,949	8,273,535
UltraShort MSCI Emerging Markets	30,823,740	50,750,184	81,573,924
UltraShort FTSE Europe	115,847,301	22,816,295	138,663,596
UltraShort MSCI Pacific ex-Japan	—	1,474,642	1,474,642
UltraShort MSCI Brazil Capped	—	1,400,999	1,400,999
UltraShort FTSE China 25	75,013,815	45,140,418	120,154,233
UltraShort MSCI Japan	2,049,301	520,478	2,569,779
UltraShort MSCI Mexico Capped IMI	760,474	949,537	1,710,011
Short 7-10 Year Treasury	1,347,338	754,439	2,101,777
Short 20+ Year Treasury	148,866,148	110,460,084	259,326,232
Short High Yield	2,073,240	5,119,870	7,193,110
Short Investment Grade Corporate	106,129	583,457	689,586
UltraShort 3-7 Year Treasury	693,873	—	693,873
UltraShort 7-10 Year Treasury	37,637,288	24,326,366	61,963,654
UltraShort 20+ Year Treasury	908,493,952	2,010,503,556	2,918,997,508
UltraShort TIPS	—	855,307	855,307
UltraPro Short 20+ Year Treasury	2,661,367	93,919	2,755,286
Ultra Russell3000	—	—	—
Ultra S&P500®	—	—	—
Ultra QQQ®	—	—	—
Ultra Dow30SM	—	—	—

398 :: NOVEMBER 30, 2013 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund	Short-Term	Long-Term	Total
Ultra MidCap400	—	—	—
Ultra Russell2000	—	—	—
Ultra SmallCap600	—	—	—
UltraPro S&P500®	—	—	—
UltraPro QQQ®	—	—	—
UltraPro Dow30SM	—	—	—
UltraPro MidCap400	—	—	—
UltraPro Russell2000	—	—	—
Ultra Russell1000 Value	—	—	—
Ultra Russell1000 Growth	—	—	—
Ultra Russell MidCap Value	—	—	—
Ultra Russell MidCap Growth	—	—	—
Ultra Russell2000 Value	—	—	—
Ultra Russell2000 Growth	—	—	—
Ultra Basic Materials	—	—	—
Ultra Nasdaq Biotechnology	—	—	—
Ultra Consumer Goods	—	—	—
Ultra Consumer Services	—	—	—
Ultra Financials	—	—	—
Ultra Health Care	—	—	—
Ultra Industrials	—	—	—
Ultra Oil & Gas	—	—	—
Ultra Real Estate	—	—	—
Ultra KBW Regional Banking	—	—	—
Ultra Semiconductors	—	—	—
Ultra Technology	—	—	—
Ultra Telecommunications	—	—	—
Ultra Utilities	—	—	—
UltraPro Financials	—	—	—
Ultra MSCI EAFE	—	—	—
Ultra MSCI Emerging Markets	$3,131,493	—	$3,131,493
Ultra FTSE Europe	—	—	—
Ultra MSCI Pacific ex-Japan	—	—	—
Ultra MSCI Brazil Capped	3,492,326	$1,012,444	4,504,770
Ultra FTSE China 25	6,155,677	753,907	6,909,584
Ultra MSCI Japan	—	—	—
Ultra MSCI Mexico Capped IMI	615,911	—	615,911
Ultra 7-10 Year Treasury	46,199,323	9,435,228	55,634,551
Ultra 20+ Year Treasury	—	—	—
Ultra High Yield	—	—	—
Ultra Investment Grade Corporate	—	—	—

For the tax year ended October 31, 2013, the following Funds utilized capital loss carryforwards to offset net capital gains with the amount stated below:

Fund	Capital Loss Utilized
German Sovereign/Sub-Sovereign ETF	$1,238
Hedge Replication ETF	278,857
RAFI® Long/Short	506,217
30 Year TIPS/TSY Spread	69,939
Short 30 Year TIPS/TSY Spread	1,613

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: 399

Fund	Capital Loss Utilized
UltraPro 10 Year TIPS/TSY Spread	$409,856
UltraPro Short 10 Year TIPS/TSY Spread	23,254
Short Real Estate	158,433
UltraShort Telecommunications	70,617
Short FTSE China 25	41
UltraShort MSCI EAFE	130
UltraShort MSCI Japan	578,169
UltraShort MSCI Mexico Capped IMI	190,341
Short 7-10 Year Treasury	3,995
Short High Yield	621
Short Investment Grade Corporate	50
UltraShort TIPS	558,762
Ultra S&P500®	373,319,226
Ultra QQQ®	52,842,579
Ultra Dow30SM	59,265,359
Ultra MidCap400	11,970,480
Ultra Russell2000	172,778,791
Ultra SmallCap600	2,994,088
Ultra Russell1000 Value	2,873,328
Ultra Russell1000 Growth	2,659,846
Ultra Russell MidCap Growth	3,566,509
Ultra Russell2000 Value	3,417,281
Ultra Russell2000 Growth	729,733
Ultra Nasdaq Biotechnology	278,411
Ultra Financials	247,205,389
Ultra Health Care	4,731,944
Ultra KBW Regional Banking	661,198
Ultra Semiconductors	6,708,264
Ultra Telecommunications	307,033
Ultra Utilities	1,900,619
UltraPro Financials	360
Ultra MSCI EAFE	284,148
Ultra MSCI Emerging Markets	269
Ultra FTSE Europe	119,862
Ultra MSCI Pacific ex-Japan	285,401
Ultra MSCI Japan	115,918
Ultra High Yield	183,241
Ultra Investment Grade Corporate	444

As of October 31, 2013, the Funds will elect to treat the following late-year ordinary losses as arising on November 1, 2013:

Fund	Ordinary Late Year Loss Deferrals
Hedge Replication ETF	$139,047
UltraPro 10 Year TIPS/TSY Spread	6,980
Short S&P500®	13,128,422
Short QQQ®	1,421,646
Short Dow30SM	2,062,098
Short MidCap400	199,145
Short Russell2000	2,973,190
Short SmallCap600	353,486
UltraShort Russell3000	9,613

400 :: NOVEMBER 30, 2013 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund	Ordinary Late Year Loss Deferrals
UltraShort S&P500®	$13,414,274
UltraShort QQQ®	3,122,651
UltraShort Dow30SM	2,064,839
UltraShort MidCap400	136,903
UltraShort Russell2000	2,298,022
UltraShort SmallCap600	48,464
UltraPro Short S&P500®	3,999,934
UltraPro Short QQQ®	1,454,977
UltraPro Short Dow30SM	820,925
UltraPro Short MidCap400	45,146
UltraPro Short Russell2000	507,427
UltraShort Russell1000 Value	8,037
UltraShort Russell1000 Growth	25,227
UltraShort Russell MidCap Value	6,554
UltraShort Russell MidCap Growth	10,005
UltraShort Russell2000 Value	18,930
UltraShort Russell2000 Growth	39,718
Short Basic Materials	37,562
Short Financials	332,079
Short Oil & Gas	32,231
Short Real Estate	293,772
Short KBW Regional Banking	17,644
UltraShort Basic Materials	250,927
UltraShort Nasdaq Biotechnology	40,638
UltraShort Consumer Goods	29,073
UltraShort Consumer Services	43,989
UltraShort Financials	993,356
UltraShort Health Care	26,587
UltraShort Industrials	35,928
UltraShort Oil & Gas	530,974
UltraShort Real Estate	520,856
UltraShort Semiconductors	80,384
UltraShort Technology	63,488
UltraShort Telecommunications	10,557
UltraShort Utilities	25,909
UltraPro Short Financials	15,180
Short MSCI EAFE	906,930
Short MSCI Emerging Markets	1,966,816
Short FTSE China 25	44,688
UltraShort MSCI EAFE	71,296
UltraShort MSCI Emerging Markets	591,950
UltraShort FTSE Europe	524,108
UltraShort MSCI Pacific ex-Japan	10,409
UltraShort MSCI Brazil Capped	112,158
UltraShort FTSE China 25	961,216
UltraShort MSCI Japan	72,171
UltraShort MSCI Mexico Capped IMI	13,507
Short 7-10 Year Treasury	262,180
Short 20+ Year Treasury	8,916,029
Short High Yield	424,627

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: 401

Fund	Ordinary Late Year Loss Deferrals
Short Investment Grade Corporate	$27,473
UltraShort 3-7 Year Treasury	34,824
UltraShort 7-10 Year Treasury	2,299,896
UltraShort 20+ Year Treasury	27,028,938
UltraShort TIPS	56,269
UltraPro Short 20+ Year Treasury	478,325
Ultra Russell3000	1,216
Ultra QQQ®	327,372
Ultra Russell2000	1,981,851
Ultra SmallCap600	90,883
UltraPro MidCap400	41,171
UltraPro Russell2000	272,863
Ultra Russell1000 Growth	9,988
Ultra Russell MidCap Growth	38,222
Ultra Russell2000 Growth	70,251
Ultra Nasdaq Biotechnology	626,007
Ultra Consumer Services	2,896
Ultra MSCI EAFE	88,684
Ultra MSCI Emerging Markets	288,975
Ultra FTSE Europe	85,926
Ultra MSCI Pacific ex-Japan	22,430
Ultra MSCI Brazil Capped	83,978
Ultra FTSE China 25	307,401
Ultra MSCI Japan	244,813
Ultra MSCI Mexico Capped IMI	36,153
Ultra 7-10 Year Treasury	981,523

3. Investment Transactions and Related Income

Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions on the last business day of the reporting period are accounted for on the trade date.

Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

4. Advisory and Management Service Fees

The Advisor serves as the Trust's investment adviser pursuant to an Investment Advisory Agreement. The Advisor is responsible for developing, implementing, and supervising each Fund's investment program. The Advisor manages the investment and the reinvestment of the assets of the Funds, in accordance with the investment objectives, policies, and limitations of each Fund, subject to the general supervision and control of the Trustees and officers of the Trust. For its investment advisory services, each Fund pays the Advisor a fee at an annualized rate based on its average daily net assets. Pursuant to a separate Management Services Agreement, the Advisor performs certain administrative services on behalf of the Funds, such as negotiating, coordinating and implementing the Trust's contractual obligations with the Funds' service providers. For these and other services, each Fund pays the Advisor management services fees at an annualized rate based on its average daily net assets.

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses, in order to limit the annual operating expenses of each Fund. These expense limitations remain in effect until the dates specified in the table below, after which they may be terminated or revised.

402 :: NOVEMBER 30, 2013 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

For the period ended November 30, 2013, advisory and management services fees, waivers and expense reimbursements were as follows:

Fund	Investment Advisory Fee Rate*	Management Services Fee Rate	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation	Expense Limitation Effective Through
USD Covered Bond	0.35%	0.10%	$11,523	$3,292	$54,896	0.35%	September 30, 2014
German Sovereign/ Sub-Sovereign ETF	0.35	0.10	7,377	2,108	71,576	0.45	September 30, 2014
High Yield-Interest Rate Hedged	0.50	0.10	76,512	15,302	18,568	0.50	September 30, 2014
Investment Grade-Interest Rate Hedged	0.30	0.10	5,332	1,777	6,252	0.30	September 30, 2015
Short Term USD Emerging Markets Bond ETF	0.50	0.10	1,808	362	2,150	0.50	September 30, 2015
Global Listed Private Equity ETF	0.50	0.10	12,580	2,516	45,922	0.60	September 30, 2014
Hedge Replication ETF	0.75	0.10	103,447	—	—	0.95	September 30, 2014
Large Cap Core Plus	0.75	0.10	502,623	—	—	0.45	September 30, 2014
Merger ETF	0.75	0.10	14,955	1,994	43,220	0.75	September 30, 2014
RAFI® Long/Short	0.75	0.10	52,919	—	—	0.95	September 30, 2014
S&P 500 Aristocrats ETF	0.35	0.10	9,685	2,767	7,915	0.35	September 30, 2015
30 Year TIPS/TSY Spread	0.55	0.10	10,209	1,856	54,840	0.75	September 30, 2014
Short 30 Year TIPS/TSY Spread	0.55	0.10	10,718	1,949	54,089	0.75	September 30, 2014
UltraPro 10 Year TIPS/TSY Spread	0.55	0.10	4,855	883	59,335	0.75	September 30, 2014
UltraPro Short 10 Year TIPS/TSY Spread	0.55	0.10	5,739	1,043	58,285	0.75	September 30, 2014
Short S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2014
Short QQQ®	0.75	0.10	102,095	—	—	0.95	September 30, 2014
Short Dow30SM	0.75	0.10	46,266	—	—	0.95	September 30, 2014
Short MidCap400	0.75	0.10	38,419	—	—	0.95	September 30, 2014
Short Russell2000	0.75	0.10	155,804	—	—	0.95	September 30, 2014
Short SmallCap600	0.75	0.10	41,693	—	—	0.95	September 30, 2014
UltraShort Russell3000	0.75	0.10	4,832	644	38,683	0.95	September 30, 2014
UltraShort S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2014
UltraShort QQQ®	0.75	0.10	173,616	—	—	0.95	September 30, 2014
UltraShort Dow30SM	0.75	0.10	49,745	—	—	0.95	September 30, 2014
UltraShort MidCap400	0.75	0.10	44,009	—	—	0.95	September 30, 2014
UltraShort Russell2000	0.75	0.10	143,884	—	—	0.95	September 30, 2014
UltraShort SmallCap600	0.75	0.10	21,788	2,905	20,102	0.95	September 30, 2014
UltraPro Short S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2014
UltraPro Short QQQ®	0.75	0.10	108,267	—	—	0.95	September 30, 2014
UltraPro Short Dow30SM	0.75	0.10	43,297	—	—	0.95	September 30, 2014
UltraPro Short MidCap400	0.75	0.10	22,410	2,988	19,285	0.95	September 30, 2014
UltraPro Short Russell2000	0.75	0.10	60,419	—	—	0.95	September 30, 2014
UltraShort Russell1000 Value	0.75	0.10	3,529	471	40,125	0.95	September 30, 2014
UltraShort Russell1000 Growth	0.75	0.10	13,144	1,753	29,612	0.95	September 30, 2014
UltraShort Russell MidCap Value	0.75	0.10	2,886	385	40,911	0.95	September 30, 2014
UltraShort Russell MidCap Growth	0.75	0.10	4,308	574	39,444	0.95	September 30, 2014
UltraShort Russell2000 Value	0.75	0.10	7,547	1,006	36,117	0.95	September 30, 2014
UltraShort Russell2000 Growth	0.75	0.10	17,867	2,382	25,315	0.95	September 30, 2014
Short Basic Materials	0.75	0.10	13,031	1,737	29,835	0.95	September 30, 2014
Short Financials	0.75	0.10	48,812	—	—	0.95	September 30, 2014
Short Oil & Gas	0.75	0.10	14,679	1,957	27,322	0.95	September 30, 2014
Short Real Estate	0.75	0.10	38,632	—	—	0.95	September 30, 2014
Short KBW Regional Banking	0.75	0.10	6,273	836	36,969	0.95	September 30, 2014

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: 403

Fund	Investment Advisory Fee Rate*	Management Services Fee Rate	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation	Expense Limitation Effective Through
UltraShort Basic Materials	0.75%	0.10%	$45,040	—	—	0.95%	September 30, 2014
UltraShort Nasdaq Biotechnology	0.75	0.10	20,902	$2,787	$25,396	0.95	September 30, 2014
UltraShort Consumer Goods	0.75	0.10	17,165	2,289	24,227	0.95	September 30, 2014
UltraShort Consumer Services	0.75	0.10	19,862	2,648	22,289	0.95	September 30, 2014
UltraShort Financials	0.75	0.10	57,213	—	—	0.95	September 30, 2014
UltraShort Health Care	0.75	0.10	11,266	1,502	31,147	0.95	September 30, 2014
UltraShort Industrials	0.75	0.10	16,078	2,144	26,058	0.95	September 30, 2014
UltraShort Oil & Gas	0.75	0.10	43,016	—	—	0.95	September 30, 2014
UltraShort Real Estate	0.75	0.10	59,800	—	—	0.95	September 30, 2014
UltraShort Semiconductors	0.75	0.10	40,454	3,116	—	0.95	September 30, 2014
UltraShort Technology	0.75	0.10	27,143	3,619	13,922	0.95	September 30, 2014
UltraShort Telecommunications	0.75	0.10	4,559	608	38,811	0.95	September 30, 2014
UltraShort Utilities	0.75	0.10	15,739	2,098	25,645	0.95	September 30, 2014
UltraPro Short Financials	0.75	0.10	9,271	1,236	27,110	0.95	September 30, 2014
Short MSCI EAFE	0.75	0.10	45,238	—	—	0.95	September 30, 2014
Short MSCI Emerging Markets	0.75	0.10	—	—	—	0.95	September 30, 2014
Short FTSE China 25	0.75	0.10	19,491	2,599	23,004	0.95	September 30, 2014
UltraShort MSCI EAFE	0.75	0.10	38,418	5,122	10,032	0.95	September 30, 2014
UltraShort MSCI Emerging Markets	0.75	0.10	35,153	—	—	0.95	September 30, 2014
UltraShort FTSE Europe	0.75	0.10	56,664	—	—	0.95	September 30, 2014
UltraShort MSCI Pacific ex-Japan	0.75	0.10	5,132	684	49,623	0.95	September 30, 2014
UltraShort MSCI Brazil Capped	0.75	0.10	50,810	—	—	0.95	September 30, 2014
UltraShort FTSE China 25	0.75	0.10	72,609	—	—	0.95	September 30, 2014
UltraShort MSCI Japan	0.75	0.10	38,689	5,158	9,727	0.95	September 30, 2014
UltraShort MSCI Mexico Capped IMI	0.75	0.10	5,605	747	49,120	0.95	September 30, 2014
Short 7-10 Year Treasury	0.75	0.10	35,446	—	—	0.95	September 30, 2014
Short 20+ Year Treasury	0.75	0.10	—	—	—	0.95	September 30, 2014
Short High Yield	0.75	0.10	40,015	—	—	0.95	September 30, 2014
Short Investment Grade Corporate	0.75	0.10	11,903	1,587	39,894	0.95	September 30, 2014
UltraShort 3-7 Year Treasury	0.75	0.10	16,283	2,171	24,875	0.95	September 30, 2014
UltraShort 7-10 Year Treasury	0.75	0.10	28,040	—	—	0.95	September 30, 2014
UltraShort 20+ Year Treasury	0.75	0.10	—	—	—	0.95	September 30, 2014
UltraShort TIPS	0.75	0.10	36,685	4,891	195	0.95	September 30, 2014
UltraPro Short 20+ Year Treasury	0.75	0.10	30,031	—	—	0.95	September 30, 2014
Ultra Russell3000	0.75	0.10	18,939	2,525	132,761	0.95	September 30, 2014
Ultra S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2014
Ultra QQQ®	0.75	0.10	229,179	—	—	0.95	September 30, 2014
Ultra Dow30SM	0.75	0.10	62,321	—	—	0.95	September 30, 2014
Ultra MidCap400	0.75	0.10	—	—	—	0.95	September 30, 2014
Ultra Russell2000	0.75	0.10	489,072	—	—	0.95	September 30, 2014
Ultra SmallCap600	0.75	0.10	91,563	—	—	0.95	September 30, 2014
UltraPro S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2014
UltraPro QQQ®	0.75	0.10	152,514	—	—	0.95	September 30, 2014
UltraPro Dow30SM	0.75	0.10	57,902	—	—	0.95	September 30, 2014
UltraPro MidCap400	0.75	0.10	89,703	—	—	0.95	September 30, 2014
UltraPro Russell2000	0.75	0.10	201,505	—	—	0.95	September 30, 2014
Ultra Russell1000 Value	0.75	0.10	29,452	3,927	48,520	0.95	September 30, 2014
Ultra Russell1000 Growth	0.75	0.10	55,965	7,462	12,928	0.95	September 30, 2014
Ultra Russell MidCap Value	0.75	0.10	36,350	4,847	46,584	0.95	September 30, 2014
404 :: NOVEMBER 30, 2013 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund	Investment Advisory Fee Rate*	Management Services Fee Rate	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation	Expense Limitation Effective Through
Ultra Russell MidCap Growth	0.75%	0.10%	$45,257	$6,034	$28,638	0.95%	September 30, 2014
Ultra Russell2000 Value	0.75	0.10	41,436	5,525	52,611	0.95	September 30, 2014
Ultra Russell2000 Growth	0.75	0.10	67,421	8,989	28,226	0.95	September 30, 2014
Ultra Basic Materials	0.75	0.10	73,251	—	—	0.95	September 30, 2014
Ultra Nasdaq Biotechnology	0.75	0.10	106,541	—	—	0.95	September 30, 2014
Ultra Consumer Goods	0.75	0.10	51,312	6,842	9,345	0.95	September 30, 2014
Ultra Consumer Services	0.75	0.10	68,204	—	—	0.95	September 30, 2014
Ultra Financials	0.75	0.10	75,239	—	—	0.95	September 30, 2014
Ultra Health Care	0.75	0.10	61,654	—	—	0.95	September 30, 2014
Ultra Industrials	0.75	0.10	72,782	—	—	0.95	September 30, 2014
Ultra Oil & Gas	0.75	0.10	85,154	—	—	0.95	September 30, 2014
Ultra Real Estate	0.75	0.10	73,444	—	—	0.95	September 30, 2014
Ultra KBW Regional Banking	0.75	0.10	57,277	5,442	—	0.95	September 30, 2014
Ultra Semiconductors	0.75	0.10	61,766	—	—	0.95	September 30, 2014
Ultra Technology	0.75	0.10	68,633	—	—	0.95	September 30, 2014
Ultra Telecommunications	0.75	0.10	22,130	2,951	38,988	0.95	September 30, 2014
Ultra Utilities	0.75	0.10	47,163	6,288	12,500	0.95	September 30, 2014
UltraPro Financials	0.75	0.10	68,388	3,977	—	0.95	September 30, 2014
Ultra MSCI EAFE	0.75	0.10	41,189	5,492	5,545	0.95	September 30, 2014
Ultra MSCI Emerging Markets	0.75	0.10	43,932	—	—	0.95	September 30, 2014
Ultra FTSE Europe	0.75	0.10	40,858	—	—	0.95	September 30, 2014
Ultra MSCI Pacific ex-Japan	0.75	0.10	7,475	997	46,754	0.95	September 30, 2014
Ultra MSCI Brazil Capped	0.75	0.10	33,513	4,468	15,565	0.95	September 30, 2014
Ultra FTSE China 25	0.75	0.10	45,742	—	—	0.95	September 30, 2014
Ultra MSCI Japan	0.75	0.10	42,339	—	—	0.95	September 30, 2014
Ultra MSCI Mexico Capped IMI	0.75	0.10	16,642	2,219	35,594	0.95	September 30, 2014
Ultra 7-10 Year Treasury	0.75	0.10	60,578	—	—	0.95	September 30, 2014
Ultra 20+ Year Treasury	0.75	0.10	61,713	—	—	0.95	September 30, 2014
Ultra High Yield	0.75	0.10	11,360	1,515	69,702	0.95	September 30, 2014
Ultra Investment Grade Corporate	0.75	0.10	16,420	2,189	56,671	0.95	September 30, 2014

*  Indicates the maximum annual Investment Advisory Fee Rate which is subject to the following breakpoints: 0.75% of the first $6.0 billion average daily net assets of each Fund, 0.70% of the next $4.0 billion average daily net assets of each Fund, and 0.65% of average daily net assets of each Fund in excess of $10.0 billion. The ProShares Investment Grade-Interest Rate Hedged Fund pays a fee at an annualized rate, based on average daily net assets, of 0.30% (not subject to breakpoints). The ProShares USD Covered Bond, ProShares German Sovereign/Sub-Sovereign ETF and ProShares S&P 500 Aristocrats ETF Funds pay a fee at an annualized rate, based on average daily net assets, of 0.35% (not subject to breakpoints). The ProShares High Yield-Interest Rate Hedged, ProShares Short Term USD Emerging Markets Bond ETF and ProShares Global Listed Private Equity ETF Funds pay a fee at an annualized rate, based on average daily net assets, of 0.50% (not subject to breakpoints). The ProShares 30 Year TIPS/TSY Spread, ProShares Short 30 Year TIPS/TSY Spread, ProShares UltraPro 10 Year TIPS/TSY Spread and ProShares UltraPro Short 10 Year TIPS/TSY Spread Funds pay a fee at an annualized rate, based on average daily net assets, of 0.55% (not subject to breakpoints).

For each Fund, except for the ProShares High Yield-Interest Rate Hedged, amounts waived or reimbursed by the Advisor may be recouped by the Advisor within five years of the end of the applicable contractual period (within three years for the ProShares High Yield-Interest Rate Hedged) to the extent that such recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time. Any amounts recouped by the Advisor during the period are reflected in the Statement of Operations as "Recoupment of prior expenses waived and/or reimbursed by Advisor". As of November 30, 2013, the amounts eligible for recoupment and the date of expiration are as follows:

	Expires September 30,						Total Amount
							Eligible for
Fund	2014	2015	2016	2017	2018	2019	Recoupment
USD Covered Bond	—	—	—	$62,222	$89,050	$23,228	$174,500
German Sovereign/ Sub-Sovereign ETF	—	—	—	72,952	128,282	29,443	230,677

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: 405

	Expires September 30,						Total Amount
							Eligible for
Fund	2014	2015	2016	2017	2018	2019	Recoupment
High Yield-Interest Rate Hedged	—	—	$101,529	$44,157	—	—	$145,686
Investment Grade-Interest Rate Hedged	—	—	—	—	—	$13,361	13,361
Short Term USD Emerging Markets Bond ETF	—	—	—	—	—	4,320	4,320
Global Listed Private Equity ETF	—	—	—	—	$90,110	21,365	111,475
Hedge Replication ETF	—	—	20,348	179,393	204,436	35,004	439,181
Large Cap Core Plus	$27,443	$204,973	130,792	149,288	564,647	187,195	1,264,338
Merger ETF	—	—	—	—	119,184	19,771	138,955
RAFI® Long/Short	—	—	78,337	110,891	114,748	19,254	323,230
S&P 500 Aristocrats ETF	—	—	—	—	—	20,367	20,367
30 Year TIPS/TSY Spread	—	—	—	57,238	99,580	22,296	179,114
Short 30 Year TIPS/TSY Spread	—	—	—	57,000	99,785	22,248	179,033
UltraPro 10 Year TIPS/TSY Spread	—	—	—	54,598	94,619	21,573	170,790
UltraPro Short 10 Year TIPS/TSY Spread	—	—	—	54,746	94,585	21,583	170,914
Short S&P500®	—	—	—	—	—	—	—
Short QQQ®	215,413	249,007	256,015	225,411	199,842	32,574	1,178,262
Short Dow30SM	161,660	126,493	99,409	72,664	105,984	16,210	582,420
Short MidCap400	114,278	91,606	87,771	66,719	75,404	12,834	448,612
Short Russell2000	137,737	249,967	291,537	369,089	323,363	51,492	1,423,185
Short SmallCap600	108,189	88,782	93,130	65,844	73,138	15,939	445,022
UltraShort Russell3000	11,138	40,002	115,063	94,257	92,858	14,696	368,014
UltraShort S&P500®	—	—	—	—	—	—	—
UltraShort QQQ®	796,497	684,875	524,575	441,019	323,315	55,168	2,825,449
UltraShort Dow30SM	204,909	137,009	78,468	74,164	104,635	15,160	614,345
UltraShort MidCap400	114,805	88,298	92,348	55,992	75,207	14,754	441,404
UltraShort Russell2000	508,317	433,918	358,809	306,432	308,759	45,082	1,961,317
UltraShort SmallCap600	80,948	98,313	106,439	75,266	86,443	14,932	462,341
UltraPro Short S&P500®	—	—	—	—	—	—	—
UltraPro Short QQQ®	—	75,950	154,732	150,137	220,132	38,346	639,297
UltraPro Short Dow30SM	—	55,242	88,841	69,948	100,619	14,353	329,003
UltraPro Short MidCap400	—	44,676	69,199	87,998	93,027	14,832	309,732
UltraPro Short Russell2000	—	55,364	103,175	108,362	130,097	19,342	416,340
UltraShort Russell1000 Value	101,657	104,030	113,044	94,174	84,959	14,686	512,550
UltraShort Russell1000 Growth	101,672	103,131	111,697	92,707	87,722	14,805	511,734
UltraShort Russell MidCap Value	102,673	108,378	116,159	93,930	88,212	14,720	524,072
UltraShort Russell MidCap Growth	96,875	107,231	114,657	94,084	88,421	14,762	516,030
UltraShort Russell2000 Value	98,814	102,681	109,637	92,019	88,165	14,845	506,161
UltraShort Russell2000 Growth	92,050	106,155	107,048	90,718	91,603	14,958	502,532
Short Basic Materials	—	40,821	61,632	91,429	92,961	14,852	301,695
Short Financials	138,811	106,960	96,570	78,910	94,714	15,339	531,304
Short Oil & Gas	61,648	109,018	112,849	91,956	85,594	14,542	475,607
Short Real Estate	—	47,276	77,905	81,882	92,032	13,776	312,871
Short KBW Regional Banking	—	48,117	74,764	85,432	89,463	14,606	312,382
UltraShort Basic Materials	130,605	121,376	93,729	123,469	56,367	14,608	540,154
UltraShort Nasdaq Biotechnology	—	43,366	58,723	92,655	105,368	15,153	315,265
UltraShort Consumer Goods	93,231	102,795	113,333	92,430	88,502	14,558	504,849
UltraShort Consumer Services	127,371	96,627	100,759	92,694	89,557	14,824	521,832

406 :: NOVEMBER 30, 2013 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

	Expires September 30,						Total Amount
							Eligible for
Fund	2014	2015	2016	2017	2018	2019	Recoupment
UltraShort Financials	$13,578	$136,714	$57,864	$97,996	$114,645	$17,495	$438,292
UltraShort Health Care	105,321	106,298	115,922	92,201	87,750	14,628	522,120
UltraShort Industrials	106,401	97,750	113,792	90,038	88,317	14,751	511,049
UltraShort Oil & Gas	175,754	132,327	97,979	82,425	92,340	12,226	593,051
UltraShort Real Estate	196,067	144,339	107,158	145,256	116,965	18,262	728,047
UltraShort Semiconductors	102,945	103,156	112,322	81,478	86,142	14,268	500,311
UltraShort Technology	97,208	103,886	111,098	88,188	88,332	14,917	503,629
UltraShort Telecommunications	47,193	122,462	106,290	92,730	87,315	14,660	470,650
UltraShort Utilities	99,410	106,631	117,264	93,317	87,334	14,534	518,490
UltraPro Short Financials	—	—	—	12,479	56,151	14,230	82,860
Short MSCI EAFE	108,317	137,857	78,523	177,800	107,096	16,383	625,976
Short MSCI Emerging Markets	126,379	230,446	185,747	116,687	52,054	5,342	716,655
Short FTSE China 25	—	43,396	67,494	92,334	95,238	14,998	313,460
UltraShort MSCI EAFE	201,598	118,651	119,140	81,877	86,165	17,690	625,121
UltraShort MSCI Emerging Markets	596,883	204,238	51,857	69,793	92,695	16,609	1,032,075
UltraShort FTSE Europe	35,032	80,035	113,876	125,100	193,824	17,745	565,612
UltraShort MSCI Pacific ex-Japan	34,118	50,980	142,726	116,284	113,959	18,488	476,555
UltraShort MSCI Brazil Capped	34,971	77,999	116,003	104,761	104,587	17,189	455,510
UltraShort FTSE China 25	186,169	296,402	179,085	152,062	143,507	22,910	980,135
UltraShort MSCI Japan	165,376	147,896	154,050	123,797	101,018	17,769	709,906
UltraShort MSCI Mexico Capped IMI	36,508	54,283	141,073	117,556	114,227	18,562	482,209
Short 7-10 Year Treasury	—	—	39,459	70,562	84,362	11,360	205,743
Short 20+ Year Treasury	—	—	12,378	—	—	—	12,378
Short High Yield	—	—	53,609	89,685	96,544	13,223	253,061
Short Investment Grade Corporate	—	—	42,732	79,144	111,164	17,059	250,099
UltraShort 3-7 Year Treasury	—	—	36,013	61,645	90,841	14,461	202,960
UltraShort 7-10 Year Treasury	128,733	137,977	94,597	—	56,551	8,512	426,370
UltraShort 20+ Year Treasury	—	—	—	—	—	—	—
UltraShort TIPS	—	—	39,084	72,591	89,868	13,793	215,336
UltraPro Short 20+ Year Treasury	—	—	—	48,233	55,782	9,036	113,051
Ultra Russell3000	12,081	246,967	196,144	461,832	140,424	74,340	1,131,788
Ultra S&P500®	—	—	—	—	—	—	—
Ultra QQQ®	1,032,842	709,796	614,715	412,344	448,616	75,296	3,293,609
Ultra Dow30SM	261,374	182,406	155,367	105,959	123,374	19,204	847,684
Ultra MidCap400	178,115	106,093	142,109	49,902	—	—	476,219
Ultra Russell2000	989,384	497,328	457,291	693,472	619,345	235,407	3,492,227
Ultra SmallCap600	300,310	139,951	145,396	111,392	152,614	38,383	888,046
UltraPro S&P500®	14,961	315,207	156,297	176,282	35,137	—	697,884
UltraPro QQQ®	—	127,004	246,454	245,246	280,905	56,809	956,418
UltraPro Dow30SM	—	58,027	102,606	108,261	120,149	19,334	408,377
UltraPro MidCap400	—	144,446	70,174	159,818	128,806	42,087	545,331
UltraPro Russell2000	—	191,089	267,279	411,199	348,618	70,884	1,289,069
Ultra Russell1000 Value	261,071	167,372	122,823	160,997	167,489	26,929	906,681
Ultra Russell1000 Growth	242,598	131,939	129,340	146,405	155,386	25,139	830,807
Ultra Russell MidCap Value	236,618	145,226	166,124	161,088	172,033	30,619	911,708
Ultra Russell MidCap Growth	200,040	136,213	148,602	172,360	149,702	26,957	833,874
Ultra Russell2000 Value	515,701	193,527	121,141	232,946	215,360	30,857	1,309,532
Ultra Russell2000 Growth	415,427	186,104	132,728	202,346	207,571	34,708	1,178,884

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: 407

	Expires September 30,						Total Amount
							Eligible for
Fund	2014	2015	2016	2017	2018	2019	Recoupment
Ultra Basic Materials	$239,877	$190,416	$156,800	$120,797	$138,387	$22,547	$868,824
Ultra Nasdaq Biotechnology	—	44,699	82,837	157,343	190,333	40,193	515,405
Ultra Consumer Goods	158,112	131,595	135,668	141,009	134,031	22,489	722,904
Ultra Consumer Services	177,086	133,564	142,815	159,828	135,271	22,871	771,435
Ultra Financials	737,333	117,773	41,723	104,734	152,297	21,944	1,175,804
Ultra Health Care	168,152	120,479	128,163	122,928	118,525	20,868	679,115
Ultra Industrials	214,947	136,317	152,002	130,516	143,325	24,186	801,293
Ultra Oil & Gas	335,397	183,018	189,638	154,466	160,475	26,422	1,049,416
Ultra Real Estate	224,831	220,577	139,663	86,533	138,816	24,055	834,475
Ultra KBW Regional Banking	—	42,986	71,767	143,558	128,081	22,189	408,581
Ultra Semiconductors	158,603	143,414	118,478	117,849	117,178	20,749	676,271
Ultra Technology	217,672	157,093	146,449	149,994	131,109	22,421	824,738
Ultra Telecommunications	68,674	125,448	140,412	140,516	131,129	21,335	627,514
Ultra Utilities	146,632	126,160	129,707	132,898	130,418	22,487	688,302
UltraPro Financials	—	—	—	16,500	110,814	26,778	154,092
Ultra MSCI EAFE	26,000	105,384	135,963	83,345	111,654	17,008	479,354
Ultra MSCI Emerging Markets	27,016	154,408	136,015	86,797	72,361	14,607	491,204
Ultra FTSE Europe	—	47,068	82,819	116,348	95,983	13,171	355,389
Ultra MSCI Pacific ex-Japan	—	46,719	78,746	116,425	113,897	18,431	374,218
Ultra MSCI Brazil Capped	—	47,846	87,983	105,221	109,196	17,998	368,244
Ultra FTSE China 25	32,285	120,815	133,682	81,225	92,912	15,174	476,093
Ultra MSCI Japan	22,003	112,279	180,435	112,975	100,571	14,986	543,249
Ultra MSCI Mexico Capped IMI	—	46,822	77,613	117,509	113,047	18,385	373,376
Ultra 7-10 Year Treasury	—	82,505	95,221	117,900	121,313	35,826	452,765
Ultra 20+ Year Treasury	—	79,850	92,792	130,053	131,767	20,377	454,839
Ultra High Yield	—	—	46,856	80,699	134,133	28,563	290,251
Ultra Investment Grade Corporate	—	—	42,369	71,127	122,088	26,881	262,465

5. Administration Fees

JPMorgan Chase Bank, N.A. acts as the Trust's administrator (the "Administrator"). The Administrator provides certain administrative services to the Funds, including fund accounting, fund administration and certain compliance services, pursuant to a Fund Services Agreement. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. Certain employees of the Administrator are also officers of the Trust.

6. Custodian Fees

JPMorgan Chase Bank, N.A. acts as custodian for the Funds in accordance with a custodian agreement. The custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. Custodian fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

7. Licensing and Listing Fees

A Fund may enter into a license agreement for the right to use an Index and its Trade Mark(s). The portion of the costs related to such licensing agreements attributed to each Fund are reflected on the Statements of Operations as "Licensing Fees". The costs associated with the initial and/or ongoing listing of each Fund on an exchange and the dissemination of each Fund's Indicative Optimized Portfolio Value (IOPV) are reflected on the Statements of Operations as "Listing Fees".

8. Trustees Fees

Each Independent Trustee of ProShares and other affiliated funds is paid quarterly an aggregate fee consisting of a $155,000 annual retainer for services provided as a Board member, plus a quarterly in-person meeting fee of $7,500, a special in-person meeting fee of $3,000 and a telephonic meeting fee of $3,000.

408 :: NOVEMBER 30, 2013 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

9. Distribution and Service Plan

SEI Investments Distribution Co. serves as the Funds' distributor. The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.

10. Issuance and Redemption of Fund Shares

Each Fund issues and redeems its shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.

Retail investors may only purchase and sell Fund shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.

Authorized Participants pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees related to unsettled Creation Unit transactions are included in the receivable for capital shares issued on the Statements of Assets and Liabilities. Transaction fees assessed during the period, which are included in the proceeds from shares issued on the Statements of Changes in Net Assets, were as follows:

For the periods ended
	Six Months Ended November 30, 2013	Year Ended May 31, 2013
USD Covered Bond	—	—
German Sovereign/Sub-Sovereign ETF	—	—
High Yield-Interest Rate Hedged	$141,091	—
Investment Grade-Interest Rate Hedged	11,991	—
Short Term USD Emerging Markets Bond ETF	42,000	—
Global Listed Private Equity ETF	—	—
Hedge Replication ETF	4,916	$4,423
Large Cap Core Plus	—	—
Merger ETF	—	—
RAFI® Long/Short	—	—
S&P 500 Aristocrats ETF	—	—
30 Year TIPS/TSY Spread	—	—
Short 30 Year TIPS/TSY Spread	—	—
UltraPro 10 Year TIPS/TSY Spread	—	1,874
UltraPro Short 10 Year TIPS/TSY Spread	—	1,756
Short S&P500®	—	—
Short QQQ®	—	—
Short Dow30SM	—	—
Short MidCap400	—	—
Short Russell2000	—	—
Short SmallCap600	—	—
UltraShort Russell3000	—	—
UltraShort S&P500®	—	—
UltraShort QQQ®	—	—
UltraShort Dow30SM	—	—
UltraShort MidCap400	—	—
UltraShort Russell2000	—	—
UltraShort SmallCap600	—	—
UltraPro Short S&P500®	—	—
UltraPro Short QQQ®	—	—
UltraPro Short Dow30SM	—	—
UltraPro Short MidCap400	—	—
UltraPro Short Russell2000	—	—
UltraShort Russell1000 Value	—	—

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: 409

	For the periods ended
	Six Months Ended November 30, 2013	Year Ended May 31, 2013
UltraShort Russell1000 Growth	—	—
UltraShort Russell MidCap Value	—	—
UltraShort Russell MidCap Growth	—	—
UltraShort Russell2000 Value	—	—
UltraShort Russell2000 Growth	—	—
Short Basic Materials	—	—
Short Financials	—	—
Short Oil & Gas	—	—
Short Real Estate	—	—
Short KBW Regional Banking	—	—
UltraShort Basic Materials	—	—
UltraShort Nasdaq Biotechnology	—	—
UltraShort Consumer Goods	—	—
UltraShort Consumer Services	—	—
UltraShort Financials	—	—
UltraShort Health Care	—	—
UltraShort Industrials	—	—
UltraShort Oil & Gas	—	—
UltraShort Real Estate	—	—
UltraShort Semiconductors	—	—
UltraShort Technology	—	—
UltraShort Telecommunications	—	—
UltraShort Utilities	—	—
UltraPro Short Financials	—	—
Short MSCI EAFE	$30,475	$34,366
Short MSCI Emerging Markets	66,149	36,507
Short FTSE China 25	423	593
UltraShort MSCI EAFE	897	4,075
UltraShort MSCI Emerging Markets	30,356	25,251
UltraShort FTSE Europe	6,268	67,399
UltraShort MSCI Pacific ex-Japan	—	767
UltraShort MSCI Brazil Capped	2,496	3,188
UltraShort FTSE China 25	2,096	11,424
UltraShort MSCI Japan	4,458	3,598
UltraShort MSCI Mexico Capped IMI	304	340
Short 7-10 Year Treasury	367	267
Short 20+ Year Treasury	21,569	22,396
Short High Yield	8,577	11,967
Short Investment Grade Corporate	542	530
UltraShort 3-7 Year Treasury	179	—
UltraShort 7-10 Year Treasury	10,263	20,587
UltraShort 20+ Year Treasury	282,436	677,052
UltraShort TIPS	1,133	287
UltraPro Short 20+ Year Treasury	13,611	23,402
Ultra Russell3000	—	—
Ultra S&P500®	—	—
Ultra QQQ®	—	—
Ultra Dow30SM	—	—

410 :: NOVEMBER 30, 2013 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

For the periods ended
	Six Months Ended November 30, 2013	Year Ended May 31, 2013
Ultra MidCap400	—	—
Ultra Russell2000	—	—
Ultra SmallCap600	—	—
UltraPro S&P500®	—	—
UltraPro QQQ®	—	—
UltraPro Dow30SM	—	—
UltraPro MidCap400	—	—
UltraPro Russell2000	—	—
Ultra Russell1000 Value	—	—
Ultra Russell1000 Growth	—	—
Ultra Russell MidCap Value	—	—
Ultra Russell MidCap Growth	—	—
Ultra Russell2000 Value	—	—
Ultra Russell2000 Growth	—	—
Ultra Basic Materials	—	—
Ultra Nasdaq Biotechnology	—	—
Ultra Consumer Goods	—	—
Ultra Consumer Services	—	—
Ultra Financials	—	—
Ultra Health Care	—	—
Ultra Industrials	—	—
Ultra Oil & Gas	—	—
Ultra Real Estate	—	—
Ultra KBW Regional Banking	—	—
Ultra Semiconductors	—	—
Ultra Technology	—	—
Ultra Telecommunications	—	—
Ultra Utilities	—	—
UltraPro Financials	—	—
Ultra MSCI EAFE	$9,247	$1,047
Ultra MSCI Emerging Markets	2,360	2,320
Ultra FTSE Europe	2,452	2,276
Ultra MSCI Pacific ex-Japan	9,156	865
Ultra MSCI Brazil Capped	1,002	1,247
Ultra FTSE China 25	1,246	2,834
Ultra MSCI Japan	9,131	10,025
Ultra MSCI Mexico Capped IMI	958	—
Ultra 7-10 Year Treasury	820,308	499,306
Ultra 20+ Year Treasury	6,754	11,950
Ultra High Yield	292	292
Ultra Investment Grade Corporate	2,829	585

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: 411

11. Investment Transactions

For the period ended November 30, 2013, the cost of securities purchased and proceeds from sales of securities (U.S. government securities for the ProShares 30 Year TIPS/TSY Spread, ProShares Short 30 Year TIPS/TSY Spread, ProShares UltraPro 10 Year TIPS/TSY Spread, ProShares UltraPro Short 10 Year TIPS/TSY Spread, ProShares Ultra 7-10 Treasury, ProShares Ultra 20+ Year Treasury Funds, excluding short-term securities, derivatives and in-kind transactions, were:

Fund	Purchases	Sales
USD Covered Bond	$3,179,721	$3,161,440
German Sovereign/Sub-Sovereign ETF	2,901,039	2,905,359
High Yield-Interest Rate Hedged	24,877,949	6,690,733
Investment Grade-Interest Rate Hedged	3,369,506	—
Short Term USD Emerging Markets Bond ETF	10,161,404	—
Global Listed Private Equity ETF	345,448	322,536
Hedge Replication ETF	6,339,174	7,825,322
Large Cap Core Plus	67,263,354	63,504,331
Merger ETF	5,596,869	5,659,095
RAFI® Long/Short	55,986,394	2,078,788
S&P 500 Aristocrats ETF	6,071,844	—
30 Year TIPS/TSY Spread	157,837	21,339
Short 30 Year TIPS/TSY Spread	287,661	—
UltraPro 10 Year TIPS/TSY Spread	1,323,449	1,288,896
UltraPro Short 10 Year TIPS/TSY Spread	906,244	907,113
Ultra Russell3000	7,004,494	283,371
Ultra S&P500®	640,656,710	22,996,259
Ultra QQQ®	35,369,068	24,317,345
Ultra Dow30SM	26,541,203	25,869,840
Ultra MidCap400	1,536,130,321	912,316,984
Ultra Russell2000	784,452,734	121,101,523
Ultra SmallCap600	21,110,641	1,099,806
UltraPro S&P500®	293,182,245	109,829,466
UltraPro QQQ®	172,489,529	9,025,665
UltraPro Dow30SM	52,228,470	4,435,639
UltraPro MidCap400	31,322,654	827,347
UltraPro Russell2000	171,735,706	10,354,230
Ultra Russell1000 Value	682,556	508,158
Ultra Russell1000 Growth	2,749,598	1,467,186
Ultra Russell MidCap Value	30,462,763	1,107,724
Ultra Russell MidCap Growth	1,957,676	1,496,639
Ultra Russell2000 Value	1,362,184	1,529,631
Ultra Russell2000 Growth	28,645,199	2,675,022
Ultra Basic Materials	52,746,745	66,368,946
Ultra Nasdaq Biotechnology	58,130,820	21,216,441
Ultra Consumer Goods	19,683,796	650,682
Ultra Consumer Services	25,740,803	397,552
Ultra Financials	83,515,999	13,394,146
Ultra Health Care	58,788,474	2,462,904
Ultra Industrials	31,917,074	5,520,982
Ultra Oil & Gas	75,584,036	27,363,779
Ultra Real Estate	145,586,993	181,298,582
Ultra KBW Regional Banking	4,779,372	2,472,917
Ultra Semiconductors	7,493,292	5,494,376

412 :: NOVEMBER 30, 2013 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund	Purchases	Sales
Ultra Technology	$52,610,992	$36,867,281
Ultra Telecommunications	7,291,440	1,078,848
Ultra Utilities	1,484,159	52,912
UltraPro Financials	1,751,678	2,593,828
Ultra 7-10 Year Treasury	130,131,453	950,127,894
Ultra 20+ Year Treasury	257,071	11,158,221
Ultra High Yield	100,094	191,922
Ultra Investment Grade Corporate	—	10,108,422

12. In-Kind Transactions

During the period presented in this report, certain Funds of the Trust delivered securities of the Funds in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

For the period ended November 30, 2013, the fair value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:

Fund	Fair Value	Net Realized Gains (Losses)
German Sovereign/Sub-Sovereign ETF	$1,470,816	$85,180
Global Listed Private Equity ETF	3,303,707	193,933
Large Cap Core Plus	4,088,265	1,005,593
Merger ETF	1,864,175	43,436
RAFI® Long/Short	16,441,219	3,386,354
S&P 500 Aristocrats ETF	2,111,594	116,039
Ultra Russell3000	9,889,285	545,050
Ultra S&P500®	1,131,065,839	93,349,563
Ultra QQQ®	307,283,223	38,612,105
Ultra Dow30SM	29,588,408	4,321,457
Ultra MidCap400	14,721,232	1,080,821
Ultra Russell2000	963,180,822	98,345,171
Ultra SmallCap600	32,013,921	4,264,556
UltraPro S&P500®	561,027,093	28,159,374
UltraPro QQQ®	266,834,065	19,533,151
UltraPro Dow30SM	75,740,873	4,631,149
UltraPro MidCap400	32,789,919	1,814,040
UltraPro Russell2000	220,953,821	13,124,316
Ultra Russell1000 Growth	6,472,922	2,426,404
Ultra Russell MidCap Value	34,821,860	756,692
Ultra Russell2000 Value	3,240,343	627,356
Ultra Russell2000 Growth	33,040,819	2,608,391
Ultra Basic Materials	77,486,457	2,965,364
Ultra Nasdaq Biotechnology	75,174,837	21,133,792
Ultra Consumer Goods	25,684,578	2,212,970
Ultra Consumer Services	27,153,429	2,785,865
Ultra Financials	115,110,444	28,823,573
Ultra Health Care	61,972,893	15,534,822
Ultra Industrials	23,875,353	2,706,229
Ultra Oil & Gas	67,257,676	5,493,156
Ultra Real Estate	305,890,886	13,086,289
Ultra KBW Regional Banking	7,192,133	581,765
Ultra Semiconductors	6,208,944	717,445

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: 413

Fund	Fair Value	Net Realized Gains (Losses)
Ultra Technology	$24,824,284	$3,825,411
Ultra Telecommunications	5,972,692	567,733
Ultra Utilities	14,557,164	(150,745)
UltraPro Financials	—	(166)
Ultra 7-10 Year Treasury	102,974,679	1,650,625
Ultra High Yield	10,285,696	10,101

In addition, during the period, certain Funds of the Trust received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the period ended November 30, 2013, the fair value of the securities received for subscriptions were as follows:

Fund	Fair Value
German Sovereign/Sub-Sovereign ETF	$2,008,782
Investment Grade-Interest Rate Hedged	22,673,057
Large Cap Core Plus	54,037,776
RAFI® Long/Short	2,053,137
S&P 500 Aristocrats ETF	31,985,405
Ultra S&P500®	879,398,648
Ultra QQQ®	275,593,870
Ultra Dow30SM	36,032,174
Ultra MidCap400	411,793,504
Ultra Russell2000	192,499,319
UltraPro S&P500®	138,768,403
UltraPro QQQ®	162,436,971
UltraPro Dow30SM	53,608,045
UltraPro MidCap400	6,756,959
UltraPro Russell2000	48,331,860
Ultra Russell2000 Value	3,264,409
Ultra Basic Materials	5,602,286
Ultra Nasdaq Biotechnology	77,116,114
Ultra Financials	30,112,011
Ultra Health Care	10,235,482
Ultra Oil & Gas	17,355,724
Ultra Real Estate	65,095,794
Ultra KBW Regional Banking	14,026,081
Ultra Technology	7,455,576
Ultra Utilities	10,327,164
UltraPro Financials	9,743,744
Ultra 7-10 Year Treasury	111,319,346
Ultra High Yield	10,275,596
Ultra Investment Grade Corporate	10,560,829

13. Share Splits and Reverse Share Splits

Effective June 10, 2013, the ProShares Ultra Russell3000, ProShares UltraPro S&P500® , ProShares UltraPro MidCap400, ProShares UltraPro Russell2000, ProShares Ultra Consumer Goods, ProShares Ultra Consumer Services and ProShares Ultra Health Care Funds underwent a 2-for-1 share split, and the ProShares UltraShort Russell1000 Value, ProShares UltraShort Oil & Gas, ProShares UltraPro Short Financials, ProShares UltraShort MSCI EAFE and ProShares UltraPro Short 20+ Year Treasury Funds underwent a 1-for-4 reverse share split.

Effective October 5, 2012, the ProShares UltraShort S&P500®, ProShares UltraPro Short Dow30SM, ProShares UltraShort Basic Materials, ProShares UltraShort Nasdaq Biotechnology, ProShares UltraShort Consumer Goods, ProShares UltraShort Health Care, ProShares UltraShort 20+ Year Treasury and ProShares Ultra MSCI Brazil Capped Funds underwent a 1-for-4 reverse share split, and the ProShares Ultra Nasdaq Biotechnology Fund underwent a 2-for-1 share split.

414 :: NOVEMBER 30, 2013 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Effective May 11, 2012, the ProShares UltraShort Dow30SM, ProShares UltraPro Short QQQ®, ProShares UltraPro Short MidCap400, ProShares UltraShort Russell1000 Growth, ProShares UltraShort Consumer Services and ProShares UltraShort MSCI Brazil Capped Funds underwent a 1-for-4 reverse share split, and the ProShares UltraShort Russell3000, ProShares UltraPro Short S&P500® and ProShares UltraPro Short Russell2000 Funds underwent a 1-for-5 reverse share split. The ProShares Ultra QQQ®, ProShares UltraPro QQQ®, ProShares Ultra 7-10 Year Treasury and ProShares Ultra 20+ Year Treasury Funds underwent a 2-for-1 share split, and the ProShares UltraPro Dow30SM Fund underwent a 3-for-1 share split.

Effective October 13, 2011, the ProShares UltraShort Real Estate and ProShares UltraShort Utilities Funds underwent a 1-for-3 reverse share split.

Effective February 25, 2011, the ProShares UltraShort QQQ®, ProShares UltraShort Russell2000 Growth, ProShares UltraShort Semiconductors, ProShares UltraShort Telecommunications and ProShares UltraShort MSCI Pacific ex-Japan Funds underwent a 1-for-5 reverse share split, and the ProShares UltraShort MidCap400, ProShares UltraShort SmallCap600, ProShares UltraShort Russell2000, ProShares UltraShort Russell MidCap Value, ProShares UltraShort Russell MidCap Growth, ProShares UltraShort Russell2000 Value, ProShares UltraShort Financials, ProShares UltraShort Industrials, ProShares UltraShort Technology, ProShares UltraShort Europe and ProShares UltraShort MSCI Mexico Capped IMI Funds underwent a 1-for-4 reverse share split. The ProShares UltraPro QQQ®, ProShares UltraPro MidCap400 and ProShares UltraPro Russell2000 Funds underwent a 2-for-1 share split, and the ProShares UltraPro S&P500® Fund underwent a 3-for-1 share split.

Effective April 15, 2010, the ProShares UltraShort Basic Materials, ProShares UltraShort Oil & Gas, ProShares UltraShort Real Estate, ProShares UltraShort MSCI Emerging Markets, ProShares UltraShort FTSE China 25 and ProShares Ultra Real Estate Funds underwent a 1-for-5 reverse share split, and the ProShares Ultra Financials Fund underwent a 1-for-10 reverse share split.

The effect of the share split transactions was to multiply the number of outstanding shares of the Funds by the split factor, with a corresponding decrease in the net asset value per share; and the effect of the reverse share split transactions was to divide the number of outstanding shares of the Funds by the reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of the Funds or the value of a shareholder's investment. The historical share transactions presented in the Statements of Changes in Net Assets and Per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the share splits and reverse share splits. Additionally, when the application of reverse share splits resulted in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed, as presented in the Statements of Changes in Net Assets, reflects payment of fractional share balances on beneficial shareholder accounts.

14. Risk

Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.

•  Risks Associated with the Use of Derivatives

Certain Funds obtain investment exposure through derivatives (including investing in futures contracts, options on futures contracts, securities and indexes, forward contracts, swap agreements and similar instruments), which may be considered aggressive. When a Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. The use of derivatives also exposes a Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities underlying its benchmark, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying reference assets 2) the risk that an instrument is temporarily mispriced; 3) credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund's position in a particular instrument when desired. Certain Funds may use a combination of swaps on an underlying index, and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.

Moreover, with respect to the use of swap agreements, if a benchmark has a dramatic intraday move that causes a material decline in a Fund's net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives may also have the effect of lowering the Fund's return.

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: 415

•  Leverage Risk

Certain Funds utilize leverage (i.e., obtain investment exposure in excess of assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than a similar fund that does not employ leverage.

Because the Funds that utilize leverage include either a -3x or 3x multiplier or a -2x or 2x multiplier, a single day adverse price movement approaching 33% or 50%, respectively, in a relevant benchmark, could result in the total loss of an investor's investment.

•  Concentration Risk

Certain Funds may typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

•  Correlation Risk

A number of factors may affect a Fund's ability to achieve a high degree of correlation with its benchmark, and there is no guarantee that a Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. The percentage change of the Fund's NAV each day may differ, perhaps significantly, from the percentage change of the Fund's index on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the index. A number of factors may adversely affect a Fund's correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. A Fund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a Fund may invest in securities not included in the benchmark or in financial instruments. As a result, developments regarding the performance of these securities and financial instruments in which the Fund invests could result in a greater decline in NAV than would be the case if the Fund's holdings precisely replicated the securities and weights of its index. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to its benchmark. Activities surrounding index reconstitutions and other rebalancing or reconstitution events may hinder a Fund's ability to meet its daily investment objective on that day. Each geared Fund seeks to rebalance its portfolio daily to keep its exposure to the benchmark consistent with its daily investment objective.

•  Counterparty Risk

A Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of an investment in the Fund may decline.

At November, 2013, the ProShares UltraPro Short 20+ Year Treasury, ProShares Ultra Russell3000, ProShares UltraPro S&P500®, ProShares UltraPro QQQ®, ProShares UltraPro MidCap400, ProShares UltraPro Russell2000, ProShares Ultra Russell MidCap Value, ProShares Ultra Russell2000 Growth, ProShares Ultra Consumer Goods, ProShares Ultra Consumer Services, ProShares Ultra Health Care, ProShares Ultra Industrials, ProShares Ultra Oil & Gas, ProShares Ultra Real Estate, ProShares Ultra KBW Regional Banking, ProShares UltraPro Financials, ProShares Ultra MSCI EAFE, ProShares Ultra MSCI Emerging Markets, ProShares Ultra Europe, ProShares Ultra MSCI Pacific ex-Japan, ProShares Ultra MSCI Brazil Capped, ProShares Ultra FTSE China 25, ProShares Ultra MSCI Japan, ProShares Ultra MSCI Mexico Capped IMI and ProShares Ultra High Yield Funds had unrealized appreciation on swaps with a single counterparty which exceeded 5% of each Fund's net assets.

•  Geographic Concentration Risk

Certain Funds that are exposed to particular foreign countries or geographic regions may be adversely affected by political, social, economic or regulatory events affecting those foreign countries or regions. The performance of such Funds may be more volatile than a more geographically diversified fund.

•  Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities in which a Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities in which a Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a Fund from limiting losses, realizing gains or achieving a high correlation with its benchmark.

416 :: NOVEMBER 30, 2013 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

•  Debt Instrument Risk

Certain Funds may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, issuer credit risk and other factors. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer's default on its payment obligations. Such factors may cause the value of an investment in a Fund to change.

•  Breakeven Inflation Investing Risk

Certain Funds seek investment results, before fees and expenses, that track performance, a multiple of the performance, the inverse or an inverse multiple of the performance of the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index. The Dow Jones Credit Suisse 30-Year Inflation Breakeven Index tracks the performance of long positions in the most recently issued Treasury Inflation-Protected Securities (TIPS) bond of a particular maturity and duration-adjusted short positions in Treasury notes of the closest maturity. The difference in yield (or spread) between these instruments (Treasury yield minus TIPS yield) is commonly referred to as a "breakeven rate of inflation" ("BEI") and is considered to be a measure of the market's expectations for inflation over the relevant period. The level of the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index (and the Funds) will fluctuate based on changes in the value of the underlying instruments, which will likely not be the same on a percentage basis as changes in the BEI. The Dow Jones Credit Suisse 30-Year Inflation Breakeven Index is not designed to measure or predict the realized rate of inflation, nor does it seek to replicate the returns of any price index or measure of actual consumer price levels. Changes in the BEI are based on the TIPS and U.S. Treasury markets, interest rate and inflation expectations, and fiscal and monetary policy. There is no guarantee that these factors will combine to produce any particular directional changes in the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index over time, or that the Funds will retain any appreciation in value over extended periods of time, or that the returns of the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index or the Funds will track or outpace the realized rate of inflation, or any price index or measure of actual consumer price levels. It is possible that the returns of the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index or the Funds will not correlate to (or may be the opposite of) the change in the realized rate of inflation, or any price index, or measure of actual consumer price levels. Furthermore, while the BEI provides exposure to inflation expectations, it may also be influenced by other factors, including premiums related to liquidity for certain bonds as well as premiums surrounding the uncertainty of future inflation. These other factors may impact the level of the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index or the value of the Funds in unexpected ways and may cancel out or even reverse the impact of changes in inflation expectations.

15. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

16. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the Funds transacted business with subsidiaries of Lehman (together with Lehman Brothers Holdings, Inc., "Lehman") whereby Lehman acted as a counterparty to certain derivative transactions and as a broker-dealer for certain investment transactions. All derivative and brokerage transactions with Lehman were terminated and executed, respectively, prior to September 15, 2008, but certain settlement payments related to such transactions were not due to be made until on or after September 15. Settlement of these transactions has been delayed due to Lehman's bankruptcy proceedings.

To the extent that Lehman, the Securities Investor Protection Corporation ("SIPC") and/or any clearing agency (the "Potential Paying Parties") fail to pay the Funds in connection with the settlement of such transactions, the Advisor has agreed to reimburse the Funds for any such losses. Management, on behalf of the Funds, is pursuing the collection of the full amounts directly from the Potential Paying Parties. Any shortfall in payments received therefrom will be paid by the Advisor in support of the full carrying value of these outstanding receivables on the Funds' financial statements. Further, management has determined that the Advisor has a sufficient financial ability to cover any shortfall in payments from the Potential Paying Parties, including the full amount of such outstanding balances if necessary. Accordingly, no loss is expected to be realized by the Funds. The outstanding swap agreement and brokerage transaction balances due from Lehman are included in "Due from (to) counterparty" and "Receivable for investments sold", respectively, on the Statements of Assets and Liabilities.

17. Legal Proceedings

The Trust, the Advisor and various Trust officers have been named as defendants in a purported class action lawsuit filed in the United States District Court for the Southern District of New York, styled In re ProShares Trust Securities Litigation, Civ. No. 09-cv-6935. The complaint alleges that the defendants violated Sections 11 and 15 of the 1933 Act by including untrue statements of material fact and omitting material facts in the Registration Statement for thirty-eight ProShares ETFs and allegedly failing to adequately disclose the funds' investment objectives and risks. The thirty-eight Funds of the Trust named in the complaint are ProShares Ultra Dow30, ProShares Ultra Oil & Gas, ProShares Short Dow30, ProShares UltraShort Oil & Gas, ProShares UltraShort Dow30, ProShares UltraShort MSCI EAFE, ProShares UltraShort MSCI Emerging

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2013 (UNAUDITED) :: 417

Markets, ProShares Short MSCI EAFE, ProShares UltraShort MSCI Europe, ProShares Short MSCI Emerging Markets, ProShares UltraShort MSCI Japan, ProShares UltraShort FTSE China 25, ProShares Ultra MidCap400, ProShares UltraShort MidCap400, ProShares Short QQQ, ProShares UltraShort QQQ, ProShares UltraShort Technology, ProShares UltraShort Consumer Services, ProShares UltraShort SmallCap600, ProShares UltraShort S&P500, ProShares Short Financials, ProShares Short S&P500, ProShares UltraShort Industrials, ProShares UltraShort Russell1000 Value, ProShares UltraShort Financials, ProShares UltraShort Russell2000 Growth, ProShares UltraShort Basic Materials, ProShares UltraShort Real Estate, ProShares UltraShort Semiconductors, ProShares Ultra S&P500, ProShares UltraShort Consumer Goods, ProShares UltraShort Russell2000, ProShares Ultra Real Estate, ProShares Ultra Semiconductors, ProShares Ultra Russell2000, ProShares Ultra Industrials, ProShares Ultra Financials and ProShares Ultra Basic Materials. On September 10, 2012, the District Court issued an Opinion and Order dismissing the class action lawsuit in its entirety. On July 22, 2013, the United States Court of Appeals for the Second Circuit issued an Opinion affirming the District Court's decision dismissing the class action lawsuit in its entirety.

18. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

Effective January 24, 2014, the ProShares Ultra MidCap400, ProShares UltraPro QQQ®, ProShares Ultra Nasdaq Biotechnology and ProShares UltraPro Financials Funds underwent a 2-for-1 share split, and the ProShares Short SmallCap600, ProShares UltraShort QQQ®, ProShares UltraShort MidCap400, ProShares UltraShort Russell2000, ProShares UltraShort SmallCap600, ProShares UltraPro Short S&P500®, ProShares UltraPro Short QQQ®, ProShares UltraPro Short MidCap400, ProShares UltraPro Short Russell2000, ProShares UltraShort Russell2000 Value, ProShares UltraShort Russell2000 Growth, ProShares UltraShort Industrials, ProShares UltraShort FTSE Europe, ProShares UltraShort FTSE China 25 and ProShares UltraShort MSCI Japan Funds underwent a 1-for-4 reverse share split.

The effect of the share split transactions was to multiply the number of outstanding shares of the Funds by the split factor, with a corresponding decrease in the net asset value per share; and the effect of the reverse share split transactions was to divide the number of outstanding shares of the Funds by the reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of the Funds or the value of a shareholder's investment. The historical share transactions presented in the Statements of Changes in Net Assets and Per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the share splits and reverse share splits.

418 :: NOVEMBER 30, 2013 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

At a meeting held on September 9-10, 2013, the Board of Trustees (the "Board"), including the trustees who are not "interested persons" of the Trust as defined in the 1940 Act (the "Independent Trustees"), unanimously approved the investment advisory agreement (the "Advisory Agreement") between the Trust on behalf of each Fund and ProShare Advisors LLC (the "Advisor"). Also at the meeting, the Board unanimously approved the Advisory Agreement with respect to each of ProShares S&P 500 Aristocrats ETF and ProShares Investment Grade — Interest Rate Hedged, two new Funds covered by the period of this report. The Board, including the Independent Trustees, determined that the terms of the Advisory Agreement were fair and reasonable and in the best interests of shareholders.

The Board requested, and the Advisor provided, information that the Board and the Advisor, respectively, believed to be reasonably necessary to evaluate the Advisory Agreement, including:

(i)  detailed information about the advisory services provided by the Advisor;

(ii)  the Advisor's Form ADV;

(iii)  biographies of employees primarily responsible for providing investment advisory services;

(iv)  information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year;

(v)  information regarding advisory fees earned versus advisory fees waived for previous periods;

(vi)  performance information for prior periods;

(vii)  comparative industry fee data;

(viii)  information about fees and other amounts received by the Advisor and its affiliates for non-advisory services;

(ix)  information regarding trade allocation and best execution;

(x)  information about the financial condition of the Advisor; and

(xi)  information regarding how the Advisor monitors each Fund's compliance with regulatory requirements and Trust procedures.

The Board evaluated this information, and was advised by legal counsel with respect to its deliberations. The Independent Trustees were advised by separate independent legal counsel with respect to their deliberations. In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund.

In addition to the information provided and discussions that occurred at the meeting on September 9-10, 2013, the Board regularly considers matters bearing on the Funds and their investment advisory, administration and distribution arrangements, including the Funds' investment results and performance data, at their regular meetings throughout the year. The Board's conclusions may take into account their consideration of the relevant arrangements during the course of the year and in prior years.

The Board took note of all the information that was provided and considered all of the factors relevant, including, among other things:

(i)  the nature, extent, and quality of the services provided to each Fund by the Advisor;

(ii)  the costs of the services provided and the profits realized by the Advisor from the relationship with the Funds;

(iii)  the investment performance of the Funds; and

(iv)  the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders.

Nature, Extent and Quality of the Advisor's Services

The Board reviewed the nature, extent and quality of the investment advisory services of the Advisor, and concluded that the services provided by the Advisor were of high quality. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage both the geared and non-geared Funds effectively, which may not be present at other investment advisory organizations. In particular, the Board considered the following:

•  the investment objective of each Fund, the Advisor's description of the special skills needed to manage each Fund and the Advisor's success in achieving the investment objectives of each Fund;

•  the fact that to maintain exposure consistent with each geared Fund's daily investment objective, the geared Funds need to be rebalanced each day, an activity not typical of traditional ETFs or index funds;

•  the differences in managing the non-geared Funds, including the unique asset classes for certain non-geared Funds, as well as the employment of optimization/sampling techniques necessary to develop creation and redemption baskets for non-geared Funds;

•  the size and experience of the Advisor's portfolio staff and the Advisor's ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the Funds;

•  the structure of the portfolio staff compensation program and the incentives it is intended to provide;

•  the collateral, credit and cash management functions at the Advisor and the enhancements made in these areas;

•  the Advisor's development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds' ability to meet their stated investment objectives and minimize counterparty risk;

PROSHARES TRUST BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED) :: 419

•  information regarding allocation of Fund brokerage and the selection of counterparties, as well as favorable terms of derivatives transactions the Advisor was able to negotiate with swap counterparties; and

•  the quality of the Advisor's ability to manage the Funds in a tax efficient manner, which is more challenging than for traditional ETFs.

The Board also reviewed the Advisor's compliance program, including specific activities associated with both the geared and non-geared Funds, and discussed it with the Funds' Chief Compliance Officer (CCO). The Board and the CCO discussed the CCO's evaluation of the operation of the Advisor's compliance program, changes made to the Advisor's compliance program since the CCO's last annual report to the Board, and whether the CCO believed enhancements to the compliance program were warranted. The Board discussed compliance issues reported to the Board during the reporting period and the remediation of such issues. The Board discussed key risk areas identified by the CCO and how such risks are addressed by the compliance program.

The Board reviewed the financial condition of the Advisor. The Board noted the Advisor's attention to its operating costs and its financial discipline, while it continues to invest in functions relevant and important to the Funds and their shareholders including, among others, portfolio management and trading capabilities. The Board found the Advisor's financial condition to be sound based upon a review of financial information and discussions with officers of the Advisor.

Based upon its review, the Board concluded that, with respect to each Fund, the investment advisory services provided by the Advisor were of high quality, that the Advisor successfully achieved the investment goals of the Fund, and that the Advisor's services benefited the Fund's shareholders, particularly in light of the nature of the Fund and the services required to support it.

Comparison of Advisory Services and Fees

The Board considered the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability to the fees paid by other investment companies, including ETFs and mutual funds, offering services similar in nature and extent to the Funds. The Board discussed the methodology used to prepare the comparative fee data for each Fund. The Board noted the difficulty of obtaining precise information comparing the fees charged by other investment advisors because there were few fund complexes whose funds have substantially similar investment goals, investment styles and operations. The Board noted that this was especially true for the non-geared Funds which were designed to be first to market in many cases. Notwithstanding this challenge, the Board found the comparative information provided by the Advisor to be useful in its evaluation of the reasonableness of the Advisor's fees.

The Board reviewed information prepared by Citi Fund Services Ohio, Inc., at the direction of the Advisor, using data provided by Lipper, Inc. ("Lipper") comparing the management fee rate paid by each Fund to other ETFs and funds with investment objectives most similar to each Fund, as well as the median of each Fund's Lipper category. The Board recognized that the reports show both net and gross total expense ratios, less any 12b-1 and shareholder services fees, for each Fund and each applicable peer fund and Lipper category. The Board considered the selection of the peer funds for both the geared and non-geared Funds, as well as the Lipper categories used for comparison. The Board noted that, by design, the non-geared Funds are unique and therefore no ETF or fund was a perfect comparison. The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and the net advisory fees paid by each Fund after taking waivers and reimbursements into account. The Board considered the fees paid by other clients of the Advisor and its affiliates for advisory services.

The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other ETFs and funds but concluded that the Funds' advisory fee rates were reasonable given the services provided.

Costs of Services to be Provided and Profits to be Realized by the Advisor

The Board considered the significant drivers of cost including, but not limited to, leverage, intellectual capital, regulatory compliance, daily portfolio rebalancing of the geared Funds, and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought achieve the objectives of the Funds. The Board noted that it likely would be more expensive or impossible to do so. The Board considered the profitability to the Advisor of its management of each of the Funds. The Board recognized that it is difficult to compare profitability from fund investment advisory contracts because comparative information is in most cases not publicly available and to the extent such information is available it is affected by numerous factors, including the nature of a fund's shareholder base, the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers' operating profits and net income are typically reported net of distribution and marketing expenses.

Based on its review, the Board concluded that the profitability to the Advisor of the Advisory Agreement was reasonable in light of the services and benefits provided to each Fund.

Investment Performance of the Funds and the Advisor

The Board considered total return information for each Fund and focused on the correlation of returns to benchmark information for each geared Fund for the 3-month, 1-year, 5-year and since inception periods ended June 30, 2013. The Board also considered performance information provided at regular Board meetings throughout the reporting period. The Board noted that correlation of returns for each geared Fund remained

420 :: BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED) PROSHARES TRUST

strong during the applicable periods and that geared Fund performance versus target performance was generally within expected ranges. The Board further noted that non-geared Fund performance versus benchmark index performance was also generally within expected ranges during the applicable periods. The Board noted that, given the nature of the Funds, the correlation of the Fund's performance with the performance of a benchmark was a more meaningful factor than the Fund's total return.

The Board also considered the Advisor's non-advisory services, including those performed under a separate Management Services Agreement. The Board considered the fact that the geared Funds' shareholders tend to be active traders, which adds a level of complexity to the management of those Funds. The Board also considered any indirect, or "fall-out," benefits that the Advisor or its affiliates derived from their relationship to the Funds but concluded that such benefits were relatively insignificant.

Economies of Scale

The Board discussed with representatives of the Advisor potential economies of scale, and how and when shareholders might benefit from economies of scale. The Board considered that under the Advisory Agreement, each Fund (other than ProShares USD Covered Bond, ProShares German Sovereign/Sub-Sovereign ETF, ProShares High Yield — Interest Rate Hedged, ProShares Investment Grade — Interest Rate Hedged, ProShares Global Listed Private Equity ETF, ProShares S&P 500 Aristocrats ETF, ProShares 30 Year TIPS/TSY Spread, ProShares Short 30 Year TIPS/TSY Spread, ProShares UltraPro 10 Year TIPS/TSY Spread and ProShares UltraPro Short 10 Year TIPS/TSY Spread) pays the Advisor an annual investment advisory fee of 0.75% of average daily net assets, and that the Advisor has agreed to reduce each such Fund's annual investment advisory fee by 0.05% on assets in excess of $6.0 billion, and 0.10% on assets in excess of $10 billion.

The Board noted that economies of scale may not apply to all costs incurred by the Advisor, including trading costs in multiple markets.

Conclusions

The Board, including the Independent Trustees, concluded that, with respect to each Fund, the investment advisory fees and other compensation payable by the Fund to the Advisor were reasonable in relation to the nature and the quality of the services provided by the Advisor and that the continuation of the investment advisory agreements was in the best interests of the shareholders of the Fund. The Board indicated to the Advisor that it will continue to consider and evaluate on an ongoing basis potential economies of scale and how shareholders might benefit from those economies of scale.

PROSHARES TRUST BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED) :: 421

Federal Tax Information

Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "Act"), the percentages of ordinary dividends paid during the tax year ended October 31, 2013 are designated as "qualified dividend income" (QDI), as defined in the Act, subject to reduced tax rates in 2013. The Funds also qualify for the dividends received deduction (DRD) for corporate shareholders. The Funds designated up to the maximum amount of qualified interest income (QII) from ordinary distributions paid during the tax year ended October 31, 2013.

As of October 31, 2013, the Funds federal tax information is as follow:

Funds	QDI	DRD	QII
USD Covered Bond	0.00%	0.00%	0.00%
German Sovereign/Sub-Sovereign ETF	0.00	0.00	0.00
High Yield-Interest Rate Hedged	0.00	0.00	100.00
Global Listed Private Equity ETF	100.00	100.00	0.00
Hedge Replication ETF	100.00	0.00	40.60
Large Cap Core Plus	100.00	100.00	0.01
Merger ETF	67.60	63.06	0.00
RAFI® Long/Short	100.00	100.00	0.00
30 Year TIPS/TSY Spread	0.00	0.00	92.98
Short 30 Year TIPS/TSY Spread	0.00	0.00	100.00
UltraPro 10 Year TIPS/TSY Spread	0.00	0.00	100.00
UltraPro Short 10 Year TIPS/TSY Spread	0.00	0.00	94.88
Ultra S&P500®	100.00	100.00	0.68
Ultra QQQ®	100.00	100.00	0.28
Ultra Dow30SM	100.00	100.00	0.44
Ultra MidCap400	100.00	100.00	0.05
UltraPro S&P500®	100.00	100.00	0.00
UltraPro Dow30SM	100.00	100.00	0.00
Ultra Russell1000 Value	100.00	100.00	0.20
Ultra Russell1000 Growth	100.00	100.00	0.25
Ultra Russell2000 Value	100.00	100.00	0.07
Ultra Russell2000 Growth	100.00	100.00	27.51
Ultra Basic Materials	100.00	100.00	0.00
Ultra Consumer Goods	100.00	100.00	0.00
Ultra Consumer Services	100.00	100.00	0.00
Ultra Financials	100.00	100.00	0.17
Ultra Health Care	100.00	100.00	0.00
Ultra Industrials	100.00	100.00	0.00
Ultra Oil & Gas	100.00	100.00	0.27
Ultra Real Estate	0.13	0.13	0.24
Ultra KBW Regional Banking	100.00	100.00	0.00
Ultra Semiconductors	100.00	100.00	0.00
Ultra Technology	100.00	100.00	0.00
Ultra Telecommunications	100.00	100.00	0.00
Ultra Utilities	100.00	100.00	0.00
UltraPro Financials	100.00	100.00	0.00
Ultra 20+ Year Treasury	0.00	0.00	100.00

Funds with Short Term Capital Gain Designation

For the tax year ended October 31, 2013, the Trust does not have any ordinary distributions paid during the Trust's tax year that are from qualified short-term capital gain. The funds designate up to the maximum amount of Qualified Short Term Gains.

422 :: MISC. INFORMATION (UNAUDITED) PROSHARES TRUST

Tax Return of Capital—Section 19 Notice

The following information concerns the source of the distribution paid on October 1, 2013 to shareholders of record on September 27, 2013 of ProShares UltraPro Short 10 Year TIPS/TSY Spread (the "Fund"):

Pay Date:	Ticker:	Fund Name:	CUSIP:
Oct. 1, 2013	SINF	ProShares UltraPro Short 10 Year TIPS/TSY Spread	74348	A830

Source of Distribution[1]	Distribution	% of Distribution
Estimated Net Investment Income	$0.011142	41.11%
Estimated Return of Capital	$0.015960	58.89%
Total (per share)	$0.027102	100%

1  The amounts and sources of distributions reported in this notice are estimates, are not being reported for tax reporting purposes and may later be determined to be from taxable net investment income, short-term gains, long-term gains (to the extent permitted by law), and return of capital. Return of capital may occur for example, when some or all of the money that you invested in the Fund is paid back to you. The actual amounts and sources for tax reporting purposes will depend upon the Fund's investment experience during the remainder of the year and may be subject to changes based on tax regulations. You will receive a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. As a result, shareholders should not use this distribution information for tax reporting purposes.

PROSHARES TRUST MISC. INFORMATION (UNAUDITED) :: 423

Proxy Voting Information

A description of ProShares Trust's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how ProShares Trust voted any proxies related to portfolio securities for the prior twelve-month period ended June 30, is available by August 31 of each year, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125 or on the IDEA Database on the Securities and Exchange Commission ("SEC") Website (http://www.sec.gov).

Quarterly Portfolio Holdings Information

ProShares Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. ProShares Trust's Form N-Q will be available on the SEC's Website at http://www.sec.gov. The Trust's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary markets for shares of a Fund and the Fund's net asset value may be found on the ProShares website at www.ProShares.com.

424 :: MISC. INFORMATION (UNAUDITED) PROSHARES TRUST

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ProShares Trust

7501 Wisconsin Avenue, Suite 1000E, Bethesda, MD 20814

866.PRO.5125 866.776.5125

ProShares.com

Geared ProShares ETFs seek returns that are either 3x, 2x, -1x, -2x or -3x the return of an index or other benchmark (target) for a single day, as measured from one NAV calculation to the next. Due to the compounding of daily returns, ProShares' returns over periods other than one day will likely differ in amount and possibly direction from the target return for the same period. These effects may be more pronounced in funds with larger or inverse multiples and in funds with volatile benchmarks. Investors should monitor their holdings consistent with their strategies, as frequently as daily. For more on correlation, leverage and other risks, please read the prospectus.

This report is submitted for the general information of the shareholders of ProShares. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. To obtain the most recent month end performance information for each ProShares ETF, visit ProShares.com.

"QQQ®" and "NASDAQ-100®" are trademarks of The NASDAQ OMX Group, Inc. "Standard & Poor's®," "S&P®," "S&P 500®," "S&P MidCap 400®," "S&P SmallCap 600®," "Standard & Poor's 500®," and "S&P Merger Arbitrage" are trademarks of Standard & Poor's Financial Services LLC ("S&P"). "Dow Jones Index," "DJ," "Dow Jones Industrial AverageSM," "The Dow 30SM," "Dow Jones U.S. Sector Indexes," "Dow Jones Select Sector Indexes," "Dow Jones Credit Suisse 30-Year Inflation Breakeven Index" and "Dow Jones Credit Suisse 10-Year Inflation Breakeven Index" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones"), and Credit Suisse Securities (USA) LLC, as the case may be. The "Russell 3000® Index," "Russell 2000® Index," "Russell 2000® Growth Index," "Russell 2000® Value Index," "Russell 1000® Growth Index," "Russell 1000® Value Index," "Russell Midcap® Growth Index," "Russell Midcap® Value Index" and "Russell®" are trademarks of Russell Investment Group. "KBW Regional Banking IndexSM" is a service mark of Keefe, Bruyette and Woods, Inc. "MSCI," "MSCI Inc.," "MSCI Index" and "EAFE" are service marks of MSCI. "Barclays" and "Barclays Inc." are trademarks of Barclays Inc. "iBoxx®" is a registered trademark of Markit Indices Limited. "Credit Suisse" and "Credit Suisse 130/30 Large Cap IndexTM" are trademarks of Credit Suisse Securities (USA) LLC or one of its affiliates. "Research Affiliates Fundamental Index®" and "RAFI®" are trademarks of Research Affiliates, LLC. "Merrill Lynch Factor Model® — Exchange Series," "Merrill Lynch Factor Model,®" and "Merrill Lynch InternationalTM" are intellectual property of Merrill Lynch, Pierce, Fenner & Smith IncorporatedTM or its affiliates ("BofAML"). "Solactive®" and "Solactive® Diversified USD Covered Bond IndexTM" are trademarks of Solactive® or its affiliates. Please see additional disclosures regarding Solactive® in the prospectus. "CITI" is a trademark and service mark of Citigroup Inc. or its affiliates, and is used and registered throughout the world. LPX® Direct Listed Private Equity Index" and "LPX®" are registered trademarks of LPX GmbH. All have been licensed for use by ProShares. "Dow Jones Indexes" is the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones Indexes" is a service mark of Dow Jones Trademark Holdings, LLC ("Dow Jones") and has been licensed to CME Indexes. "FTSE®" is a trademark of the London Stock Exchange Plc and The Financial Times Limited and is used by FTSE International Limited ("FTSE") under license. ProShares have not been passed on by these entities or their subsidiaries or affiliates as to their legality or suitability. ProShares are not sponsored, endorsed or promoted by these entities or their subsidiaries or affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR SUBSIDIARIES AND AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

© 2013 ProShare Advisors LLC. All rights reserved.  PSSA1113

Item 2. Code Of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments

(a)                                 Schedule I — Investments in Securities of Unaffiliated Issuers

For those Funds which utilized the Summary Schedule of Investments in the semi-annual report, full schedules of investments are included below.

Schedule of Portfolio Investments :: November 30, 2013 (Unaudited)

Hedge Replication ETF

Shares		Value
	Common Stocks — 13.2%
	Consumer Discretionary — 1.7%

22	Abercrombie & Fitch Co., Class A	$754
107	Amazon.com, Inc.*	42,117
19	AutoNation, Inc.*	932
10	AutoZone, Inc.*	4,616
63	Bed Bath & Beyond, Inc.*	4,916
78	Best Buy Co., Inc.	3,163
33	BorgWarner, Inc.	3,537
62	Cablevision Systems Corp., Class A	1,040
65	CarMax, Inc.*	3,273
127	Carnival Corp.	4,586
163	CBS Corp. (Non-Voting), Class B	9,545
9	Chipotle Mexican Grill, Inc.*	4,715
82	Coach, Inc.	4,748
757	Comcast Corp., Class A	37,752
82	D.R. Horton, Inc.	1,630
38	Darden Restaurants, Inc.	2,027
82	Delphi Automotive PLC	4,801
148	DIRECTV*	9,784
67	Discovery Communications, Inc., Class A*	5,847
86	Dollar General Corp.*	4,897
65	Dollar Tree, Inc.*	3,617
31	Expedia, Inc.	1,974
28	Family Dollar Stores, Inc.	1,954
1,140	Ford Motor Co.	19,471
15	Fossil Group, Inc.*	1,909
34	GameStop Corp., Class A	1,640
66	Gannett Co., Inc.	1,786
80	Gap, Inc. (The)	3,278
36	Garmin Ltd.	1,748
272	General Motors Co.*	10,535
45	Genuine Parts Co.	3,728
71	Goodyear Tire & Rubber Co. (The)	1,580
1	Graham Holdings Co.	673
79	H&R Block, Inc.	2,203
65	Harley-Davidson, Inc.	4,356
20	Harman International Industries, Inc.	1,621
33	Hasbro, Inc.	1,776
414	Home Depot, Inc. (The)	33,397
75	International Game Technology	1,312
122	Interpublic Group of Cos., Inc. (The)	2,123
198	Johnson Controls, Inc.	10,001
59	Kohl’s Corp.	3,262
70	L Brands, Inc.	4,549
41	Leggett & Platt, Inc.	1,239
48	Lennar Corp., Class A	1,716
304	Lowe’s Cos., Inc.	14,434
109	Macy’s, Inc.	5,805
66	Marriott International, Inc., Class A	3,103
100	Mattel, Inc.	4,627
289	McDonald’s Corp.	28,140
52	Michael Kors Holdings Ltd.*	4,241
17	Netflix, Inc.*	6,219
83	Newell Rubbermaid, Inc.	2,519
144	News Corp., Class A*	2,586
216	NIKE, Inc., Class B	17,094
42	Nordstrom, Inc.	2,613
74	Omnicom Group, Inc.	5,287
31	O’Reilly Automotive, Inc.*	3,874
30	PetSmart, Inc.	2,223
15	priceline.com, Inc.*	17,885
101	PulteGroup, Inc.	1,895
24	PVH Corp.	3,214
18	Ralph Lauren Corp.	3,154
63	Ross Stores, Inc.	4,817
32	Scripps Networks Interactive, Inc., Class A	2,387
191	Staples, Inc.	2,966
217	Starbucks Corp.	17,677
56	Starwood Hotels & Resorts Worldwide, Inc.	4,171
183	Target Corp.	11,699
32	Tiffany & Co.	2,852
83	Time Warner Cable, Inc.	11,472
266	Time Warner, Inc.	17,479
207	TJX Cos., Inc.	13,016
32	TripAdvisor, Inc.*	2,826
575	Twenty-First Century Fox, Inc., Class A	19,257
32	Urban Outfitters, Inc.*	1,249
25	VF Corp.	5,865
126	Viacom, Inc., Class B	10,101
481	Walt Disney Co. (The)	33,930
23	Whirlpool Corp.	3,513
38	Wyndham Worldwide Corp.	2,725
23	Wynn Resorts Ltd.	3,815
129	Yum! Brands, Inc.	10,021
		586,879
	Consumer Staples — 1.3%

580	Altria Group, Inc.	21,448
191	Archer-Daniels-Midland Co.	7,688
125	Avon Products, Inc.	2,229
47	Beam, Inc.	3,174
47	Brown-Forman Corp., Class B	3,526
52	Campbell Soup Co.	2,014
38	Clorox Co. (The)	3,540
1,103	Coca-Cola Co. (The)	44,330
72	Coca-Cola Enterprises, Inc.	3,020
255	Colgate-Palmolive Co.	16,781
122	ConAgra Foods, Inc.	4,025
48	Constellation Brands, Inc., Class A*	3,380
126	Costco Wholesale Corp.	15,804
355	CVS Caremark Corp.	23,771
59	Dr. Pepper Snapple Group, Inc.	2,847
74	Estee Lauder Cos., Inc. (The), Class A	5,547
186	General Mills, Inc.	9,380
43	Hershey Co. (The)	4,166
39	Hormel Foods Corp.	1,756
30	J.M. Smucker Co. (The)	3,127
74	Kellogg Co.	4,487
111	Kimberly-Clark Corp.	12,117
172	Kraft Foods Group, Inc.	9,137
150	Kroger Co. (The)	6,262
108	Lorillard, Inc.	5,544
38	McCormick & Co., Inc. (Non-Voting)	2,622
59	Mead Johnson Nutrition Co.	4,986
46	Molson Coors Brewing Co., Class B	2,423
515	Mondelez International, Inc., Class A	17,268
39	Monster Beverage Corp.*	2,308
446	PepsiCo, Inc.	37,669
468	Philip Morris International, Inc.	40,033
792	Procter & Gamble Co. (The)	66,702
92	Reynolds American, Inc.	4,641
70	Safeway, Inc.	2,448

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
170	Sysco Corp.	$5,717
80	Tyson Foods, Inc., Class A	2,535
251	Walgreen Co.	14,859
471	Wal-Mart Stores, Inc.	38,156
108	Whole Foods Market, Inc.	6,113
		467,580
	Energy — 1.4%

145	Anadarko Petroleum Corp.	12,879
117	Apache Corp.	10,704
128	Baker Hughes, Inc.	7,291
122	Cabot Oil & Gas Corp.	4,203
71	Cameron International Corp.*	3,933
147	Chesapeake Energy Corp.	3,950
559	Chevron Corp.	68,444
354	ConocoPhillips	25,771
66	CONSOL Energy, Inc.	2,348
108	Denbury Resources, Inc.*	1,801
110	Devon Energy Corp.	6,668
20	Diamond Offshore Drilling, Inc.	1,201
68	Ensco PLC, Class A	4,017
79	EOG Resources, Inc.	13,035
44	EQT Corp.	3,745
1,273	Exxon Mobil Corp.	119,000
69	FMC Technologies, Inc.*	3,319
245	Halliburton Co.	12,907
31	Helmerich & Payne, Inc.	2,387
83	Hess Corp.	6,734
195	Kinder Morgan, Inc.	6,930
205	Marathon Oil Corp.	7,388
91	Marathon Petroleum Corp.	7,529
51	Murphy Oil Corp.	3,311
75	Nabors Industries Ltd.	1,241
124	National Oilwell Varco, Inc.	10,106
39	Newfield Exploration Co.*	1,096
73	Noble Corp. PLC	2,783
104	Noble Energy, Inc.	7,305
233	Occidental Petroleum Corp.	22,126
78	Peabody Energy Corp.	1,420
177	Phillips 66	12,321
40	Pioneer Natural Resources Co.	7,110
52	QEP Resources, Inc.	1,665
47	Range Resources Corp.	3,650
36	Rowan Cos. PLC, Class A*	1,246
383	Schlumberger Ltd.	33,865
102	Southwestern Energy Co.*	3,943
194	Spectra Energy Corp.	6,509
39	Tesoro Corp.	2,287
98	Transocean Ltd.	4,937
157	Valero Energy Corp.	7,178
198	Williams Cos., Inc. (The)	6,974
58	WPX Energy, Inc.*	1,078
		478,335
	Financials — 2.1%

98	ACE Ltd.	10,072
135	Aflac, Inc.	8,960
134	Allstate Corp. (The)	7,272
268	American Express Co.	22,994
427	American International Group, Inc.	21,243
114	American Tower Corp. (REIT)	8,866
57	Ameriprise Financial, Inc.	6,170
89	Aon PLC	7,266
42	Apartment Investment & Management Co., Class A (REIT)	1,055
22	Assurant, Inc.	1,429
35	AvalonBay Communities, Inc. (REIT)	4,150
3,107	Bank of America Corp.	49,153
333	Bank of New York Mellon Corp. (The)	11,222
204	BB&T Corp.	7,087
521	Berkshire Hathaway, Inc., Class B*	60,712
36	BlackRock, Inc.	10,899
44	Boston Properties, Inc. (REIT)	4,378
169	Capital One Financial Corp.	12,105
80	CBRE Group, Inc., Class A*	1,939
334	Charles Schwab Corp. (The)	8,176
74	Chubb Corp. (The)	7,137
43	Cincinnati Financial Corp.	2,254
880	Citigroup, Inc.	46,570
91	CME Group, Inc.	7,457
54	Comerica, Inc.	2,449
140	Discover Financial Services	7,462
83	E*TRADE Financial Corp.*	1,487
97	Equity Residential (REIT)	4,999
257	Fifth Third Bancorp	5,222
118	Franklin Resources, Inc.	6,536
143	Genworth Financial, Inc., Class A*	2,161
121	Goldman Sachs Group, Inc. (The)	20,442
132	Hartford Financial Services Group, Inc.	4,703
132	HCP, Inc. (REIT)	4,854
83	Health Care REIT, Inc. (REIT)	4,647
217	Host Hotels & Resorts, Inc. (REIT)	3,995
138	Hudson City Bancorp, Inc.	1,289
240	Huntington Bancshares, Inc./OH	2,203
33	IntercontinentalExchange Group, Inc.*	7,122
128	Invesco Ltd.	4,461
1,089	JPMorgan Chase & Co.	62,313
264	KeyCorp	3,366
118	Kimco Realty Corp. (REIT)	2,433
31	Legg Mason, Inc.	1,212
91	Leucadia National Corp.	2,608
77	Lincoln National Corp.	3,952
89	Loews Corp.	4,214
38	M&T Bank Corp.	4,384
41	Macerich Co. (The) (REIT)	2,335
159	Marsh & McLennan Cos., Inc.	7,545
80	McGraw Hill Financial, Inc.	5,960
324	MetLife, Inc.	16,910
56	Moody’s Corp.	4,179
402	Morgan Stanley	12,583
33	NASDAQ OMX Group, Inc. (The)	1,297
65	Northern Trust Corp.	3,834
93	People’s United Financial, Inc.	1,408
51	Plum Creek Timber Co., Inc. (REIT)	2,231
154	PNC Financial Services Group, Inc. (The)	11,850
79	Principal Financial Group, Inc.	4,000
160	Progressive Corp. (The)	4,469
144	Prologis, Inc. (REIT)	5,462
135	Prudential Financial, Inc.	11,983
42	Public Storage (REIT)	6,413
404	Regions Financial Corp.	3,931
90	Simon Property Group, Inc. (REIT)	13,486
126	SLM Corp.	3,358
129	State Street Corp.	9,367
156	SunTrust Banks, Inc.	5,652
75	T. Rowe Price Group, Inc.	6,034

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
26	Torchmark Corp.	$1,976
108	Travelers Cos., Inc. (The)	9,800
532	U.S. Bancorp/MN	20,865
76	Unum Group	2,551
85	Ventas, Inc. (REIT)	4,831
50	Vornado Realty Trust (REIT)	4,396
1,398	Wells Fargo & Co.	61,540
169	Weyerhaeuser Co. (REIT)	5,092
83	XL Group PLC	2,655
53	Zions Bancorp.	1,554
		756,627
	Health Care — 1.7%

450	Abbott Laboratories	17,185
459	AbbVie, Inc.	22,239
50	Actavis PLC*	8,153
108	Aetna, Inc.	7,444
96	Agilent Technologies, Inc.	5,143
57	Alexion Pharmaceuticals, Inc.*	7,096
86	Allergan, Inc.	8,346
67	AmerisourceBergen Corp.	4,726
218	Amgen, Inc.	24,869
157	Baxter International, Inc.	10,747
56	Becton, Dickinson and Co.	6,081
69	Biogen Idec, Inc.*	20,077
388	Boston Scientific Corp.*	4,493
476	Bristol-Myers Squibb Co.	24,457
23	C.R. Bard, Inc.	3,194
98	Cardinal Health, Inc.	6,331
62	CareFusion Corp.*	2,471
119	Celgene Corp.*	19,251
85	Cerner Corp.*	4,885
82	Cigna Corp.	7,171
133	Covidien PLC	9,079
51	DaVita HealthCare Partners, Inc.*	3,037
41	DENTSPLY International, Inc.	1,950
32	Edwards Lifesciences Corp.*	2,097
287	Eli Lilly & Co.	14,413
236	Express Scripts Holding Co.*	15,895
68	Forest Laboratories, Inc.*	3,489
443	Gilead Sciences, Inc.*	33,141
48	Hospira, Inc.*	1,887
45	Humana, Inc.	4,680
11	Intuitive Surgical, Inc.*	4,146
815	Johnson & Johnson	77,148
26	Laboratory Corp. of America Holdings*	2,648
50	Life Technologies Corp.*	3,785
66	McKesson Corp.	10,949
289	Medtronic, Inc.	16,565
846	Merck & Co., Inc.	42,156
110	Mylan, Inc.*	4,854
24	Patterson Cos., Inc.	996
32	PerkinElmer, Inc.	1,217
27	Perrigo Co.	4,209
1,915	Pfizer, Inc.	60,763
44	Quest Diagnostics, Inc.	2,681
23	Regeneron Pharmaceuticals, Inc.*	6,759
83	St. Jude Medical, Inc.	4,849
85	Stryker Corp.	6,326
29	Tenet Healthcare Corp.*	1,251
104	Thermo Fisher Scientific, Inc.	10,488
294	UnitedHealth Group, Inc.	21,897
31	Varian Medical Systems, Inc.*	2,420
67	Vertex Pharmaceuticals, Inc.*	4,651
25	Waters Corp.*	2,488
86	WellPoint, Inc.	7,988
49	Zimmer Holdings, Inc.	4,479
145	Zoetis, Inc.	4,517
		614,257
	Industrials — 1.4%

188	3M Co.	25,100
58	ADT Corp. (The)	2,353
71	AMETEK, Inc.	3,495
201	Boeing Co. (The)	26,984
46	C.H. Robinson Worldwide, Inc.	2,697
184	Caterpillar, Inc.	15,566
30	Cintas Corp.	1,665
295	CSX Corp.	8,045
50	Cummins, Inc.	6,618
173	Danaher Corp.	12,940
111	Deere & Co.	9,351
248	Delta Air Lines, Inc.	7,187
49	Dover Corp.	4,446
11	Dun & Bradstreet Corp. (The)	1,285
137	Eaton Corp. PLC	9,954
207	Emerson Electric Co.	13,867
35	Equifax, Inc.	2,357
60	Expeditors International of Washington, Inc.	2,606
79	Fastenal Co.	3,676
86	FedEx Corp.	11,928
41	Flowserve Corp.	2,927
47	Fluor Corp.	3,657
96	General Dynamics Corp.	8,799
2,946	General Electric Co.	78,540
227	Honeywell International, Inc.	20,092
119	Illinois Tool Works, Inc.	9,470
78	Ingersoll-Rand PLC	5,571
49	Iron Mountain, Inc.	1,378
38	Jacobs Engineering Group, Inc.*	2,271
31	Joy Global, Inc.	1,753
32	Kansas City Southern	3,873
26	L-3 Communications Holdings, Inc.	2,690
78	Lockheed Martin Corp.	11,050
103	Masco Corp.	2,309
62	Nielsen Holdings N.V.	2,676
90	Norfolk Southern Corp.	7,892
67	Northrop Grumman Corp.	7,550
102	PACCAR, Inc.	5,846
32	Pall Corp.	2,678
43	Parker Hannifin Corp.	5,067
58	Pentair Ltd.	4,102
58	Pitney Bowes, Inc.	1,344
42	Precision Castparts Corp.	10,855
62	Quanta Services, Inc.*	1,836
93	Raytheon Co.	8,247
79	Republic Services, Inc.	2,758
40	Robert Half International, Inc.	1,545
40	Rockwell Automation, Inc.	4,543
39	Rockwell Collins, Inc.	2,836
29	Roper Industries, Inc.	3,761
15	Ryder System, Inc.	1,048
17	Snap-on, Inc.	1,805
204	Southwest Airlines Co.	3,792
46	Stanley Black & Decker, Inc.	3,744
25	Stericycle, Inc.*	2,937
81	Textron, Inc.	2,692
134	Tyco International Ltd.	5,111
134	Union Pacific Corp.	21,713
209	United Parcel Service, Inc., Class B	21,397

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
244	United Technologies Corp.	$27,050
18	W.W. Grainger, Inc.	4,643
126	Waste Management, Inc.	5,756
54	Xylem, Inc.	1,866
		503,590
	Information Technology — 2.4%

187	Accenture PLC, Class A	14,487
135	Adobe Systems, Inc.*	7,665
52	Akamai Technologies, Inc.*	2,325
92	Altera Corp.	2,967
46	Amphenol Corp., Class A	3,910
90	Analog Devices, Inc.	4,340
263	Apple, Inc.	146,247
348	Applied Materials, Inc.	6,020
65	Autodesk, Inc.*	2,941
140	Automatic Data Processing, Inc.	11,203
159	Broadcom Corp., Class A	4,244
95	CA, Inc.	3,135
1,551	Cisco Systems, Inc.	32,959
54	Citrix Systems, Inc.*	3,203
87	Cognizant Technology Solutions Corp., Class A*	8,168
43	Computer Sciences Corp.	2,263
422	Corning, Inc.	7,208
337	eBay, Inc.*	17,025
89	Electronic Arts, Inc.*	1,974
602	EMC Corp.	14,358
23	F5 Networks, Inc.*	1,892
84	Fidelity National Information Services, Inc.	4,257
20	First Solar, Inc.*	1,196
38	Fiserv, Inc.*	4,176
41	FLIR Systems, Inc.	1,216
81	Google, Inc., Class A*	85,827
31	Harris Corp.	2,000
556	Hewlett-Packard Co.	15,207
1,441	Intel Corp.	34,353
298	International Business Machines Corp.	53,545
86	Intuit, Inc.	6,384
53	Jabil Circuit, Inc.	1,074
69	JDS Uniphase Corp.*	838
147	Juniper Networks, Inc.*	2,980
48	KLA-Tencor Corp.	3,066
47	Lam Research Corp.*	2,449
67	Linear Technology Corp.	2,851
158	LSI Corp.	1,275
30	MasterCard, Inc., Class A	22,824
57	Microchip Technology, Inc.	2,468
300	Micron Technology, Inc.*	6,330
2,193	Microsoft Corp.	83,619
40	Molex, Inc.	1,546
68	Motorola Solutions, Inc.	4,480
98	NetApp, Inc.	4,042
167	NVIDIA Corp.	2,605
1,031	Oracle Corp.	36,384
94	Paychex, Inc.	4,111
496	QUALCOMM, Inc.	36,496
55	Red Hat, Inc.*	2,577
159	Salesforce.com, Inc.*	8,282
65	SanDisk Corp.	4,430
94	Seagate Technology PLC	4,610
202	Symantec Corp.	4,543
120	TE Connectivity Ltd.	6,326
47	Teradata Corp.*	2,145
55	Teradyne, Inc.*	937
319	Texas Instruments, Inc.	13,717
48	Total System Services, Inc.	1,490
39	VeriSign, Inc.*	2,218
149	Visa, Inc., Class A	30,316
61	Western Digital Corp.	4,577
160	Western Union Co. (The)	2,667
335	Xerox Corp.	3,812
77	Xilinx, Inc.	3,421
274	Yahoo!, Inc.*	10,132
		832,333
	Materials — 0.5%

61	Air Products & Chemicals, Inc.	6,639
19	Airgas, Inc.	2,064
309	Alcoa, Inc.	2,970
31	Allegheny Technologies, Inc.	1,030
28	Avery Dennison Corp.	1,369
42	Ball Corp.	2,099
30	Bemis Co., Inc.	1,171
17	CF Industries Holdings, Inc.	3,696
44	Cliffs Natural Resources, Inc.	1,100
350	Dow Chemical Co. (The)	13,671
267	E.I. du Pont de Nemours & Co.	16,388
45	Eastman Chemical Co.	3,466
78	Ecolab, Inc.	8,359
39	FMC Corp.	2,842
300	Freeport-McMoRan Copper & Gold, Inc.	10,407
24	International Flavors & Fragrances, Inc.	2,120
129	International Paper Co.	6,018
130	LyondellBasell Industries N.V., Class A	10,033
51	MeadWestvaco Corp.	1,791
154	Monsanto Co.	17,453
99	Mosaic Co. (The)	4,742
144	Newmont Mining Corp.	3,576
92	Nucor Corp.	4,698
48	Owens-Illinois, Inc.*	1,584
41	PPG Industries, Inc.	7,546
85	Praxair, Inc.	10,732
57	Sealed Air Corp.	1,830
25	Sherwin-Williams Co. (The)	4,576
35	Sigma-Aldrich Corp.	3,018
42	United States Steel Corp.	1,126
38	Vulcan Materials Co.	2,142
		160,256
	Telecommunication Services — 0.3%

1,536	AT&T, Inc.	54,083
174	CenturyLink, Inc.	5,342
95	Crown Castle International Corp.*	7,052
289	Frontier Communications Corp.	1,352
828	Verizon Communications, Inc.	41,085
171	Windstream Holdings, Inc.	1,380
		110,294
	Utilities — 0.4%

178	AES Corp. (The)	2,593
34	AGL Resources, Inc.	1,582
70	Ameren Corp.	2,509
141	American Electric Power Co., Inc.	6,635
124	CenterPoint Energy, Inc.	2,905
77	CMS Energy Corp.	2,044
85	Consolidated Edison, Inc.	4,693

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (continued)
167	Dominion Resources, Inc.	$10,840
51	DTE Energy Co.	3,404
204	Duke Energy Corp.	14,272
94	Edison International	4,344
52	Entergy Corp.	3,218
248	Exelon Corp.	6,674
121	FirstEnergy Corp.	3,948
23	Integrys Energy Group, Inc.	1,236
123	NextEra Energy, Inc.	10,405
90	NiSource, Inc.	2,846
91	Northeast Utilities	3,738
93	NRG Energy, Inc.	2,461
60	ONEOK, Inc.	3,484
72	Pepco Holdings, Inc.	1,374
129	PG&E Corp.	5,208
32	Pinnacle West Capital Corp.	1,708
183	PPL Corp.	5,620
146	Public Service Enterprise Group, Inc.	4,773
40	SCANA Corp.	1,887
66	Sempra Energy	5,837
253	Southern Co. (The)	10,279
59	TECO Energy, Inc.	1,005
66	Wisconsin Energy Corp.	2,757
144	Xcel Energy, Inc.	4,035
		138,314
	Total Common Stocks (Cost $4,456,814)	4,648,465

Principal Amount
	U.S. Government & Agency Securities — 74.5%
	Federal Home Loan Bank
$1,380,837	0.00%, due 12/02/13	1,380,837
	U.S. Treasury Bill
24,972,000	0.00%, due 01/30/14	24,971,301
	Total U.S. Government & Agency Securities (Cost $26,351,252)	26,352,138

	Repurchase Agreements (a) — 6.6%
2,330,129	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $2,330,140	2,330,129
	Total Repurchase Agreements (Cost $2,330,129)	2,330,129

	Total Investment Securities (Cost $33,138,195) — 94.3%	33,330,732
	Other assets less liabilities — 5.7%	2,018,787
	Net Assets — 100.0%	$35,349,519

*                                         Non-income producing security.

(a)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT              Real Estate Investment Trust

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$220,546
Aggregate gross unrealized depreciation	(28,009)
Net unrealized appreciation	$192,537
Federal income tax cost of investments	$33,138,195

Futures Contracts Purchased

Hedge Replication ETF had the following open long futures contracts as of November 30, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
Euro FX futures contracts	4	12/16/13	$679,300	$1,728

Cash collateral in the amount of $9,997 was pledged to cover margin requirements for open futures contracts as of November 30, 2013.

See accompanying notes to the financial statements.

Swap Agreements

Hedge Replication ETF had the following open swap agreements as of November 30, 2013:

	Financing Rate	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Total Return Index	(0.33)%	12/06/13	$(368,288)	$204,489

Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Total Return Index	0.47%	12/06/13	815,356	578,285

Swap Agreement with Credit Suisse International, based on the iShares® MSCI EAFE Index Fund	(0.13)%	12/06/13	1,417,766	3,969

Swap Agreement with Credit Suisse International, based on the iShares® MSCI Emerging Markets Index Fund	(0.08)%	12/06/13	4,190,661	372,972

				$1,159,715

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2013 (Unaudited)

Large Cap Core Plus

Shares		Value
	Common Stocks (a) — 93.5%
	Consumer Discretionary — 12.8%

3,964	Abercrombie & Fitch Co., Class A	$135,886
1,943	Amazon.com, Inc.*	764,804
13,656	AutoNation, Inc.*	669,690
1,724	AutoZone, Inc.*	795,798
12,840	Best Buy Co., Inc.	520,662
38,414	Cablevision Systems Corp., Class A	644,203
20,163	Carnival Corp.	728,086
12,522	Coach, Inc.	725,024
38,104	Comcast Corp., Class A	1,900,246
4,989	Darden Restaurants, Inc.	266,063
13,783	DIRECTV*	911,194
2,422	Discovery Communications, Inc., Class A*	211,368
13,189	Dollar General Corp.*	750,982
12,369	Dollar Tree, Inc.*	688,335
1,654	Expedia, Inc.	105,343
19,882	Ford Motor Co.	339,585
5,364	Fossil Group, Inc.*	682,676
11,814	GameStop Corp., Class A	570,025
6,189	Gap, Inc. (The)	253,563
26,307	General Motors Co.*	1,018,870
8,581	Genuine Parts Co.	710,850
31,562	Goodyear Tire & Rubber Co. (The)	702,570
24,748	H&R Block, Inc.	690,222
21,179	Home Depot, Inc. (The)	1,708,510
685	Johnson Controls, Inc.	34,599
7,403	Kohl’s Corp.	409,238
12,292	L Brands, Inc.	798,857
22,386	Leggett & Platt, Inc.	676,281
7,434	Macy’s, Inc.	395,935
15,696	Marriott International, Inc., Class A	738,026
3,714	McDonald’s Corp.	361,632
20,985	News Corp., Class A*	376,891
1,773	NIKE, Inc., Class B	140,315
9,025	PetSmart, Inc.	668,843
38,329	PulteGroup, Inc.	719,052
3,738	Ralph Lauren Corp.	655,010
10,065	Ross Stores, Inc.	769,570
9,085	Scripps Networks Interactive, Inc., Class A	677,650
10,295	Starwood Hotels & Resorts Worldwide, Inc.	766,772
2,180	Time Warner, Inc.	143,248
7,204	Twenty-First Century Fox, Inc., Class A	241,262
8,612	Walt Disney Co. (The)	607,490
5,026	Whirlpool Corp.	767,772
10,635	Wyndham Worldwide Corp.	762,636
4,516	Wynn Resorts Ltd.	749,069
		27,954,703
	Consumer Staples — 8.1%

6,580	Altria Group, Inc.	243,329
16,083	Campbell Soup Co.	622,895
21,844	Coca-Cola Co. (The)	877,910
194	Colgate-Palmolive Co.	12,767
22,510	ConAgra Foods, Inc.	742,605
10,932	Constellation Brands, Inc., Class A*	769,722
1,902	Costco Wholesale Corp.	238,568
7,306	CVS Caremark Corp.	489,210
14,320	Dr. Pepper Snapple Group, Inc.	691,083
3,042	Estee Lauder Cos., Inc. (The), Class A	228,028
15,070	Hormel Foods Corp.	678,451
6,564	J.M. Smucker Co. (The)	684,231
10,916	Kellogg Co.	661,946
8,481	Kimberly-Clark Corp.	925,786
4,695	Kraft Foods Group, Inc.	249,398
19,829	Kroger Co. (The)	827,861
15,645	Lorillard, Inc.	803,058
12,410	Molson Coors Brewing Co., Class B	653,635
22,363	PepsiCo, Inc.	1,888,779
9,089	Philip Morris International, Inc.	777,473
19,301	Procter & Gamble Co. (The)	1,625,530
20,308	Safeway, Inc.	710,171
24,907	Tyson Foods, Inc., Class A	789,303
8,039	Wal-Mart Stores, Inc.	651,239
14,738	Whole Foods Market, Inc.	834,171
		17,677,149
	Energy — 9.9%

11,316	Anadarko Petroleum Corp.	1,005,087
15,364	Baker Hughes, Inc.	875,133
22,961	Cabot Oil & Gas Corp.	791,006
29,125	Chesapeake Energy Corp.	782,589
14,025	Chevron Corp.	1,717,221
20,464	ConocoPhillips	1,489,779
12,192	Devon Energy Corp.	739,079
9,563	Diamond Offshore Drilling, Inc.	574,258
11,407	Ensco PLC, Class A	673,926
9,034	EQT Corp.	768,884
36,633	Exxon Mobil Corp.	3,424,453
9,132	Helmerich & Payne, Inc.	703,164
10,308	Hess Corp.	836,288
24,167	Kinder Morgan, Inc.	858,895
11,709	Marathon Petroleum Corp.	968,803
11,906	Murphy Oil Corp.	773,057
18,466	Noble Corp. PLC	703,924
1,695	Occidental Petroleum Corp.	160,957
10,748	Peabody Energy Corp.	195,614
6,306	Phillips 66	438,961
15,842	QEP Resources, Inc.	507,261
631	Range Resources Corp.	48,997
15,478	Rowan Cos. PLC, Class A*	535,848
6,490	Schlumberger Ltd.	573,846
9,193	Tesoro Corp.	538,986
20,938	Valero Energy Corp.	957,285
		21,643,301
	Financials — 18.2%

8,267	ACE Ltd.	849,682
13,811	Aflac, Inc.	916,636
15,933	Allstate Corp. (The)	864,684
1,854	American Express Co.	159,073
2,565	American International Group, Inc.	127,609
8,036	Ameriprise Financial, Inc.	869,897
8,870	Aon PLC	724,147
24,448	Apartment Investment & Management Co., Class A (REIT)	613,889
11,175	Assurant, Inc.	725,705
5,048	AvalonBay Communities, Inc. (REIT)	598,491
65,650	Bank of America Corp.	1,038,583
24,266	BB&T Corp.	843,001
22,757	Berkshire Hathaway, Inc., Class B*	2,651,873
3,315	BlackRock, Inc.	1,003,616
14,021	Capital One Financial Corp.	1,004,324
41,580	Citigroup, Inc.	2,200,414
40,644	Fifth Third Bancorp	825,886
15,692	Franklin Resources, Inc.	869,180
49,321	Genworth Financial, Inc., Class A*	745,240
1,366	Goldman Sachs Group, Inc. (The)	230,772

See accompanying notes to the financial statements.

Shares			Value
		Common Stocks (a) (continued)
15,179		Hartford Financial Services Group, Inc.	$540,828
5,000		Health Care REIT, Inc. (REIT)	279,950
40,502		Host Hotels & Resorts, Inc. (REIT)	745,642
64,288		Huntington Bancshares, Inc./OH	590,164
—	#	IntercontinentalExchange Group, Inc.*	47
10,858		Invesco Ltd.	378,401
27,939		JPMorgan Chase & Co.	1,598,670
35,223		KeyCorp	449,093
26,705		Kimco Realty Corp. (REIT)	550,657
138		Lincoln National Corp.	7,084
6,418		M&T Bank Corp.	740,381
12,125		Macerich Co. (The) (REIT)	690,398
18,769		Marsh & McLennan Cos., Inc.	890,589
628		McGraw Hill Financial, Inc.	46,786
4,623		MetLife, Inc.	241,274
10,183		Moody’s Corp.	759,957
20,788		Morgan Stanley	650,664
18,527		NASDAQ OMX Group, Inc. (The)	727,926
12,037		Plum Creek Timber Co., Inc. (REIT)	526,498
13,374		PNC Financial Services Group, Inc. (The)	1,029,129
12,826		Principal Financial Group, Inc.	649,380
27,414		Progressive Corp. (The)	765,673
11,698		Prudential Financial, Inc.	1,038,314
5,221		Public Storage (REIT)	797,247
75,484		Regions Financial Corp.	734,459
5,921		Simon Property Group, Inc. (REIT)	887,262
10,046		T. Rowe Price Group, Inc.	808,301
1,750		U.S. Bancorp/MN	68,635
21,249		Unum Group	713,329
62,024		Wells Fargo & Co.	2,730,296
26,682		Weyerhaeuser Co. (REIT)	803,929
21,227		XL Group PLC	679,052
			39,982,717
		Health Care — 9.7%

31,271		Abbott Laboratories	1,194,239
11,937		AbbVie, Inc.	578,348
5,508		Alexion Pharmaceuticals, Inc.*	685,746
9,794		Allergan, Inc.	950,508
11,410		AmerisourceBergen Corp.	804,747
4,084		Amgen, Inc.	465,903
7,323		Becton, Dickinson and Co.	795,205
1,958		Biogen Idec, Inc.*	569,719
4,290		Bristol-Myers Squibb Co.	220,420
13,360		Cardinal Health, Inc.	863,056
5,071		Celgene Corp.*	820,336
12,644		DaVita HealthCare Partners, Inc.*	752,950
2,934		Edwards Lifesciences Corp.*	192,265
21,704		Eli Lilly & Co.	1,089,975
134		Forest Laboratories, Inc.*	6,875
16,979		Gilead Sciences, Inc.*	1,270,199
6,670		Humana, Inc.	693,613
734		Intuitive Surgical, Inc.*	276,645
21,082		Johnson & Johnson	1,995,622
6,129		McKesson Corp.	1,016,740
20,365		Medtronic, Inc.	1,167,322
24,383		Merck & Co., Inc.	1,215,005
51,763		Pfizer, Inc.	1,642,440
1,349		Regeneron Pharmaceuticals, Inc.*	396,417
2,103		UnitedHealth Group, Inc.	156,631
8,657		Varian Medical Systems, Inc.*	675,679
9,528		WellPoint, Inc.	884,961
			21,381,566
		Industrials — 9.2%

1,501		3M Co.	200,399
15,934		ADT Corp. (The)	646,283
15,133		AMETEK, Inc.	744,846
2,167		Boeing Co. (The)	290,920
10,843		C.H. Robinson Worldwide, Inc.	635,725
12,587		Cintas Corp.	698,579
19,182		CSX Corp.	523,093
11,214		Deere & Co.	944,667
20,894		Delta Air Lines, Inc.	605,508
2,734		Dun & Bradstreet Corp. (The)	319,468
205		Equifax, Inc.	13,803
9,674		Fluor Corp.	752,734
76,922		General Electric Co.	2,050,741
761		Honeywell International, Inc.	67,356
11,273		Jacobs Engineering Group, Inc.*	673,787
6,937		L-3 Communications Holdings, Inc.	717,702
33,520		Masco Corp.	751,518
6,105		Nielsen Holdings N.V.	263,492
2,785		Norfolk Southern Corp.	244,217
7,873		Northrop Grumman Corp.	887,130
11,190		Pentair Ltd.	791,357
8,476		Pitney Bowes, Inc.	196,389
10,401		Raytheon Co.	922,361
18,728		Republic Services, Inc.	653,794
17,803		Robert Half International, Inc.	687,730
3,161		Rockwell Automation, Inc.	359,026
5,499		Roper Industries, Inc.	713,220
9,997		Ryder System, Inc.	698,190
41,710		Southwest Airlines Co.	775,389
7,979		Stanley Black & Decker, Inc.	649,411
8,221		Union Pacific Corp.	1,332,131
846		United Parcel Service, Inc., Class B	86,613
2,598		United Technologies Corp.	288,014
			20,185,593
		Information Technology — 15.8%

9,269		Accenture PLC, Class A	718,069
4,691		Akamai Technologies, Inc.*	209,781
7,763		Apple, Inc.	4,316,771
23,048		Broadcom Corp., Class A	615,151
22,511		CA, Inc.	742,863
73,736		Cisco Systems, Inc.	1,566,890
7,260		Cognizant Technology Solutions Corp., Class A*	681,641
13,598		Computer Sciences Corp.	715,527
922		eBay, Inc.*	46,579
17,497		Electronic Arts, Inc.*	388,083
638		F5 Networks, Inc.*	52,482
5,506		FLIR Systems, Inc.	163,363
2,147		Google, Inc., Class A*	2,274,940
10,824		Harris Corp.	698,256
19,942		Hewlett-Packard Co.	545,414
70,105		Intel Corp.	1,671,303
7,309		International Business Machines Corp.	1,313,281
6,112		Intuit, Inc.	453,694
32,067		Jabil Circuit, Inc.	649,998
11,194		KLA-Tencor Corp.	714,961
13,140		Lam Research Corp.*	684,725
16,541		Linear Technology Corp.	703,820
79,537		LSI Corp.	641,864
177		MasterCard, Inc., Class A	134,663
16,440		Microchip Technology, Inc.	711,688
58,474		Microsoft Corp.	2,229,614

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
4,759	Molex, Inc.	$183,888
11,117	Motorola Solutions, Inc.	732,388
2,515	NetApp, Inc.	103,744
43,294	NVIDIA Corp.	675,386
52,395	Oracle Corp.	1,849,020
17,535	QUALCOMM, Inc.	1,290,225
12,713	Red Hat, Inc.*	595,604
11,506	SanDisk Corp.	784,134
1	Science Applications International Corp.	37
30,780	Symantec Corp.	692,242
2,002	TE Connectivity Ltd.	105,545
34,230	Teradyne, Inc.*	582,937
21,031	Total System Services, Inc.	653,013
12,799	VeriSign, Inc.*	727,751
1,965	Visa, Inc., Class A	399,799
3,043	Western Digital Corp.	228,347
36,807	Western Union Co. (The)	613,573
67,515	Xerox Corp.	768,321
		34,631,375
	Materials — 4.0%

79,455	Alcoa, Inc.	763,563
14,199	Avery Dennison Corp.	694,331
6,047	Bemis Co., Inc.	236,014
3,393	CF Industries Holdings, Inc.	737,570
14,648	Dow Chemical Co. (The)	572,151
8,616	Eastman Chemical Co.	663,691
9,999	Freeport-McMoRan Copper & Gold, Inc.	346,865
18,528	International Paper Co.	864,331
11,277	LyondellBasell Industries N.V., Class A	870,359
7,632	Mosaic Co. (The)	365,573
1,447	Nucor Corp.	73,884
7,745	Praxair, Inc.	977,884
3,628	Sherwin-Williams Co. (The)	664,033
13,979	United States Steel Corp.	374,777
12,317	Vulcan Materials Co.	694,309
		8,899,335
	Telecommunication Services — 1.8%

35,154	AT&T, Inc.	1,237,772
23,642	CenturyLink, Inc.	725,810
6,332	Crown Castle International Corp.*	470,025
141,852	Frontier Communications Corp.	663,867
15,823	Verizon Communications, Inc.	785,137
		3,882,611
	Utilities — 4.0%

13,926	AGL Resources, Inc.	648,116
26,552	CenterPoint Energy, Inc.	622,113
24,763	CMS Energy Corp.	657,210
10,182	DTE Energy Co.	679,547
15,448	Edison International	713,852
11,228	Entergy Corp.	694,901
27,585	Exelon Corp.	742,312
11,490	Integrys Energy Group, Inc.	617,473
18,750	PG&E Corp.	756,938
10,839	Pinnacle West Capital Corp.	578,369
14,189	SCANA Corp.	669,295
35,253	TECO Energy, Inc.	600,711
26,218	Xcel Energy, Inc.	734,628
		8,715,465
	Total Common Stocks (Cost $176,003,678)	204,953,815

Principal Amount
	U.S. Government & Agency Security (a) — 0.2%
	Federal Home Loan Bank
$347,959	0.00%, due 12/02/13	347,959
	Total U.S. Government & Agency Security (Cost $347,959)	347,959

	Repurchase Agreements (a)(b) — 0.3%
614,065	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $614,067	614,065
	Total Repurchase Agreements (Cost $614,065)	614,065

	Total Investment Securities (Cost $176,965,702) — 94.0%	205,915,839
	Other assets less liabilities — 6.0%	13,091,439
	Net Assets — 100.0%	$219,007,278

*                                         Non-income producing security.

#                                         Amount represents less than one share.

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $1,999,889.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT              Real Estate Investment Trust

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,965,920
Aggregate gross unrealized depreciation	(1,311,451)
Net unrealized appreciation	$28,654,469
Federal income tax cost of investments	$177,261,370

See accompanying notes to the financial statements.

Swap Agreements‡

Large Cap Core Plus had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Credit Suisse 130/30 Large Cap Index (long portion)	12/06/13	$18,446,207	$6,187,171

Equity Index Swap Agreement with Deutsche Bank AG, based on the Credit Suisse 130/30 Large Cap Index (short portion)	07/07/14	(15,825,735)	(1,443,340)

Equity Index Swap Agreement with Societe Generale, based on the Credit Suisse 130/30 Large Cap Index (long portion)	12/06/13	60,711,783	9,272,844

Equity Index Swap Agreement with Societe Generale, based on the Credit Suisse 130/30 Large Cap Index (short portion)	12/06/13	(49,370,435)	(1,287,558)

			$12,729,117

 ‡  Total return (long position) based on the underlying index less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.34%.  Total return (short position) based on the underlying index plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (0.09)%.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2013 (Unaudited)

RAFI® Long/Short

Shares		Value
	Common Stocks (a) — 98.6%
	Consumer Discretionary — 10.5%

16,137	Best Buy Co., Inc.	$654,355
4,086	Big Lots, Inc.*	156,616
10,985	Cablevision Systems Corp., Class A	184,218
10,874	Caesars Entertainment Corp.*	222,265
3,649	Carnival Corp.	131,765
1,418	CST Brands, Inc.*	46,638
41,087	Ford Motor Co.	701,766
7,301	GameStop Corp., Class A	352,273
8,091	Gannett Co., Inc.	218,942
13,968	General Motors Co.*	540,981
17,237	Goodyear Tire & Rubber Co. (The)	383,696
12,830	J.C. Penney Co., Inc.*	130,738
5,946	Johnson Controls, Inc.	300,332
3,760	Kohl’s Corp.	207,853
8,195	Liberty Interactive Corp., Class A*	230,116
4,031	Lowe’s Cos., Inc.	191,392
4,523	Macy’s, Inc.	240,895
12,296	MGM Resorts International*	235,960
1,349	Murphy USA, Inc.*	61,042
76,085	Office Depot, Inc.*	413,901
40,032	RadioShack Corp.*	116,493
8,867	Regal Entertainment Group, Class A	172,729
4,313	Sears Holdings Corp.*	274,005
19,773	Staples, Inc.	307,075
4,729	Target Corp.	302,325
1,781	Time Warner Cable, Inc.	246,170
5,807	Time Warner, Inc.	381,578
2,966	TRW Automotive Holdings Corp.*	230,162
1,449	Whirlpool Corp.	221,349
		7,857,630
	Consumer Staples — 9.3%

11,987	Altria Group, Inc.	443,279
12,349	Archer-Daniels-Midland Co.	497,047
10,039	Avon Products, Inc.	178,995
3,945	Bunge Ltd.	316,073
5,253	CVS Caremark Corp.	351,741
6,739	Dean Foods Co.*	121,167
7,140	Hillshire Brands Co. (The)	238,619
3,442	Kraft Foods Group, Inc.	182,839
12,410	Kroger Co. (The)	518,118
4,080	Lorillard, Inc.	209,426
6,574	Mondelez International, Inc., Class A	220,426
6,771	Pantry, Inc. (The)*	97,435
3,732	Reynolds American, Inc.	188,279
133,196	Rite Aid Corp.*	788,520
14,446	Safeway, Inc.	505,177
85,529	SUPERVALU, Inc.*	551,662
7,704	Sysco Corp.	259,086
8,384	Tyson Foods, Inc., Class A	265,689
5,376	Walgreen Co.	318,259
6,450	Wal-Mart Stores, Inc.	522,515
8,346	WhiteWave Foods Co., Class A*	177,520
		6,951,872
	Energy — 11.2%

38,352	Alpha Natural Resources, Inc.*	256,191
55,853	Arch Coal, Inc.	227,880
18,706	Chesapeake Energy Corp.	502,630
7,700	Chevron Corp.	942,788
18,242	ConocoPhillips	1,328,018
5,877	Devon Energy Corp.	356,264
3,777	Diamond Offshore Drilling, Inc.	226,809
3,455	Exxon Mobil Corp.	322,973
5,570	Hess Corp.	451,894
17,438	Marathon Oil Corp.	628,466
5,398	Murphy Oil Corp.	350,492
10,603	Phillips 66	738,075
3,228	SEACOR Holdings, Inc.	300,365
3,947	Tesoro Corp.	231,413
12,762	Valero Energy Corp.	583,479
25,205	Weatherford International Ltd.*	394,710
3,647	World Fuel Services Corp.	140,045
21,790	WPX Energy, Inc.*	405,076
		8,387,568
	Financials — 22.3%

5,464	Allstate Corp. (The)	296,531
7,702	American International Group, Inc.	383,174
974	American National Insurance Co.	112,546
21,455	Annaly Capital Management, Inc. (REIT)	217,983
5,281	Assurant, Inc.	342,948
111,196	Bank of America Corp.	1,759,121
6,397	Bank of New York Mellon Corp. (The)	215,579
8,401	BB&T Corp.	291,851
13,423	Brandywine Realty Trust (REIT)	178,257
3,068	Capital One Financial Corp.	219,761
22,220	CapitalSource, Inc.	312,413
20,503	Citigroup, Inc.	1,085,019
20,587	CNO Financial Group, Inc.	348,332
10,213	CommonWealth REIT (REIT)	243,784
11,828	Fifth Third Bancorp	240,345
11,422	FirstMerit Corp.	262,249
35,744	Genworth Financial, Inc., Class A*	540,092
1,798	Goldman Sachs Group, Inc. (The)	303,754
4,446	Hanover Insurance Group, Inc. (The)	268,138
19,246	Hartford Financial Services Group, Inc.	685,735
21,179	Hudson City Bancorp, Inc.	197,812
11,778	Interactive Brokers Group, Inc., Class A	285,616
16,486	iStar Financial, Inc. (REIT)*	212,340
16,322	JPMorgan Chase & Co.	933,945
6,247	Kemper Corp.	234,387
22,484	KeyCorp	286,671
8,439	Lincoln National Corp.	433,174
4,399	Loews Corp.	208,293
11,333	MetLife, Inc.	591,469
14,199	Morgan Stanley	444,429
14,587	New York Community Bancorp, Inc.	240,977
8,952	PHH Corp.*	215,206
3,705	PNC Financial Services Group, Inc. (The)	285,100
5,425	Primerica, Inc.	233,438
5,096	Principal Financial Group, Inc.	258,010
5,197	Protective Life Corp.	249,352
7,085	Prudential Financial, Inc.	628,865
36,105	Regions Financial Corp.	351,302
4,834	StanCorp Financial Group, Inc.	309,908
11,523	SunTrust Banks, Inc.	417,478
12,403	Symetra Financial Corp.	237,765
5,261	Travelers Cos., Inc. (The)	477,383
8,279	Unum Group	277,926
14,135	Weyerhaeuser Co. (REIT)	425,888
		16,744,346
	Health Care — 10.4%

6,865	Aetna, Inc.	473,204

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
6,743	AmerisourceBergen Corp.	$475,584
35,187	Boston Scientific Corp.*	407,465
8,639	Bristol-Myers Squibb Co.	443,872
8,844	Cardinal Health, Inc.	571,322
5,277	Community Health Systems, Inc.	217,676
4,933	Eli Lilly & Co.	247,735
9,724	HCA Holdings, Inc.	451,388
21,607	Health Management Associates, Inc., Class A*	282,836
6,893	Health Net, Inc.*	210,581
3,473	Humana, Inc.	361,157
3,347	Johnson & Johnson	316,827
13,328	Kindred Healthcare, Inc.	224,444
3,390	McKesson Corp.	562,367
8,141	Merck & Co., Inc.	405,666
23,583	Pfizer, Inc.	748,289
2,390	Thermo Fisher Scientific, Inc.	241,032
6,151	UnitedHealth Group, Inc.	458,127
7,202	WellPoint, Inc.	668,922
		7,768,494
	Industrials — 12.6%

4,233	AECOM Technology Corp.*	123,011
2,074	Armstrong World Industries, Inc.*	110,337
8,720	Avis Budget Group, Inc.*	321,419
4,193	Con-way, Inc.	173,548
12,255	Exelis, Inc.	216,546
5,230	General Cable Corp.	152,402
4,435	General Dynamics Corp.	406,512
34,537	General Electric Co.	920,756
9,367	Hertz Global Holdings, Inc.*	227,243
2,635	Honeywell International, Inc.	233,224
2,634	Huntington Ingalls Industries, Inc.	216,594
6,919	ITT Corp.	282,434
25,440	JetBlue Airways Corp.*	226,162
3,146	L-3 Communications Holdings, Inc.	325,485
3,308	Lockheed Martin Corp.	468,644
3,361	Manpowergroup, Inc.	268,645
5,322	Matson, Inc.	133,210
5,580	Navistar International Corp.*	224,260
2,292	Norfolk Southern Corp.	200,985
5,369	Northrop Grumman Corp.	604,979
13,813	Pitney Bowes, Inc.	320,047
24,864	R.R. Donnelley & Sons Co.	459,984
4,885	Raytheon Co.	433,202
4,225	Republic Services, Inc.	147,495
2,772	Ryder System, Inc.	193,596
9,729	SkyWest, Inc.	164,420
4,294	Textron, Inc.	142,690
8,318	Tutor Perini Corp.*	203,708
9,379	Tyco International Ltd.	357,715
4,713	United Continental Holdings, Inc.*	184,985
3,516	United Stationers, Inc.	158,150
4,115	URS Corp.	213,856
10,568	US Airways Group, Inc.*	248,137
8,343	UTi Worldwide, Inc.	131,903
6,484	Waste Management, Inc.	296,189
		9,492,473
	Information Technology — 10.5%

57,596	Advanced Micro Devices, Inc.*	209,649
4,249	AOL, Inc.*	189,420
14,617	Applied Materials, Inc.	252,874
5,819	Arrow Electronics, Inc.*	298,748
5,919	Avnet, Inc.	236,168
4,010	Computer Sciences Corp.	211,006
6,228	CoreLogic, Inc.*	219,412
5,300	First Solar, Inc.*	317,046
37,032	Flextronics International Ltd.*	280,703
30,807	Hewlett-Packard Co.	842,572
16,126	Ingram Micro, Inc., Class A*	377,993
26,253	Intel Corp.	625,872
7,719	Jabil Circuit, Inc.	156,464
3,475	Leidos Holdings, Inc.	168,989
5,503	Lexmark International, Inc., Class A	194,641
26,244	Micron Technology, Inc.*	553,748
16,004	Microsoft Corp.	610,233
11,915	Sanmina Corp.*	184,444
1,985	Science Applications International Corp.	73,147
4,990	Symantec Corp.	112,225
3,143	SYNNEX Corp.*	207,941
4,539	TE Connectivity Ltd.	239,296
4,305	Tech Data Corp.*	223,171
5,280	Texas Instruments, Inc.	227,040
5,642	Unisys Corp.*	154,986
9,749	Vishay Intertechnology, Inc.*	126,055
3,043	Western Digital Corp.	228,347
30,720	Xerox Corp.	349,594
		7,871,784
	Materials — 3.5%

31,929	AK Steel Holding Corp.*	180,718
33,504	Alcoa, Inc.	321,973
5,172	Cliffs Natural Resources, Inc.	129,352
6,622	Commercial Metals Co.	128,599
9,038	Dow Chemical Co. (The)	353,024
2,454	E.I. du Pont de Nemours & Co.	150,627
7,701	Freeport-McMoRan Copper & Gold, Inc.	267,148
3,664	International Paper Co.	170,926
3,161	MeadWestvaco Corp.	110,983
2,671	Newmont Mining Corp.	66,321
4,234	Nucor Corp.	216,188
5,166	Owens-Illinois, Inc.*	170,478
7,082	Steel Dynamics, Inc.	129,034
8,904	United States Steel Corp.	238,716
		2,634,087
	Telecommunication Services — 4.0%

29,240	AT&T, Inc.	1,029,540
88,507	Frontier Communications Corp.	414,213
77,840	NII Holdings, Inc.*	197,714
18,623	Sprint Corp.*	156,247
19,253	Verizon Communications, Inc.	955,334
35,049	Windstream Holdings, Inc.	282,845
		3,035,893
	Utilities — 4.3%

28,443	AES Corp. (The)	414,415
8,448	Ameren Corp.	302,861
6,617	Avista Corp.	180,313
5,123	Entergy Corp.	317,062
11,932	Exelon Corp.	321,090
7,446	FirstEnergy Corp.	242,963
3,780	New Jersey Resources Corp.	172,708
9,869	NRG Energy, Inc.	261,134
10,955	Pepco Holdings, Inc.	209,021
4,592	PG&E Corp.	185,379
8,192	PNM Resources, Inc.	190,628
7,797	Public Service Enterprise Group, Inc.	254,884

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)

3,577	UNS Energy Corp.	$171,267
		3,223,725
	Total Common Stocks (Cost $67,072,671)	73,967,872

Principal Amount
	U.S. Government & Agency Security (a) — 4.1%
	Federal Home Loan Bank
$3,105,159	0.00%, due 12/02/13	3,105,159
	Total U.S. Government & Agency Security (Cost $3,105,159)	3,105,159

	Repurchase Agreements (a)(b) — 7.6%
5,686,114	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $5,686,144	5,686,114
	Total Repurchase Agreements (Cost $5,686,114)	5,686,114

	Total Investment Securities (Cost $75,863,944) — 110.3%	82,759,145
	Liabilities in excess of other assets — (10.3%)	(7,737,709)
	Net Assets — 100.0%	$75,021,436

*                                         Non-income producing security.

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $16,719,367.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT              Real Estate Investment Trust

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,992,016
Aggregate gross unrealized depreciation	(1,141,420)
Net unrealized appreciation	$6,850,596
Federal income tax cost of investments	$75,908,549

Swap Agreements‡

RAFI® Long/Short had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Societe Generale, based on the RAFI® US Equity Long/Short Index (long portion)	12/06/13	$928,271	$764,210

Equity Index Swap Agreement with Societe Generale, based on the RAFI® US Equity Long/Short Index (short portion)	12/06/13	(74,316,535)	(8,596,752)

			$(7,832,542)

‡  Total return (long position) based on the underlying index less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.27%.  Total return (short position) based on the underlying index plus a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (0.23)%.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2013 (Unaudited)

Ultra Russell3000

Shares		Value
	Common Stocks (a) — 25.8%
	Consumer Discretionary — 3.5%

1	1-800-Flowers.com, Inc., Class A*	$5
1	A.H. Belo Corp., Class A	8
4	Aaron’s, Inc.	115
4	Abercrombie & Fitch Co., Class A	137
4	Advance Auto Parts, Inc.	404
4	Aeropostale, Inc.*	41
1	AFC Enterprises, Inc.*	44
2	Allison Transmission Holdings, Inc.	54
18	Amazon.com, Inc.*	7,085
3	AMC Networks, Inc., Class A*	193
3	American Apparel, Inc.*	4
3	American Axle & Manufacturing Holdings, Inc.*	60
10	American Eagle Outfitters, Inc.	163
1	American Public Education, Inc.*	45
2	Ann, Inc.*	71
5	Apollo Education Group, Inc.*	131
1	Arctic Cat, Inc.	56
2	Asbury Automotive Group, Inc.*	104
6	Ascena Retail Group, Inc.*	128
1	Ascent Capital Group, Inc., Class A*	86
3	AutoNation, Inc.*	147
2	AutoZone, Inc.*	923
2	Bally Technologies, Inc.*	149
2	Barnes & Noble, Inc.*	34
1	Bassett Furniture Industries, Inc.	16
1	Beazer Homes USA, Inc.*	21
2	bebe stores, inc.	12
11	Bed Bath & Beyond, Inc.*	858
5	Belo Corp., Class A	69
14	Best Buy Co., Inc.	568
1	Big 5 Sporting Goods Corp.	19
3	Big Lots, Inc.*	115
1	BJ’s Restaurants, Inc.*	30
1	Black Diamond, Inc.*	13
3	Bloomin’ Brands, Inc.*	79
1	Blue Nile, Inc.*	46
1	Bob Evans Farms, Inc.	56
1	Body Central Corp.*	4
1	Bon-Ton Stores, Inc. (The)	18
6	BorgWarner, Inc.	643
3	Boyd Gaming Corp.*	34
1	Bravo Brio Restaurant Group, Inc.*	16
1	Bridgepoint Education, Inc.*	18
1	Bright Horizons Family Solutions, Inc.*	35
3	Brinker International, Inc.	141
2	Brown Shoe Co., Inc.	51
5	Brunswick Corp.	228
1	Buckle, Inc. (The)	53
1	Buffalo Wild Wings, Inc.*	150
5	Burger King Worldwide, Inc.	106
2	Cabela’s, Inc.*	122
10	Cablevision Systems Corp., Class A	168
2	Caesars Entertainment Corp.*	41
4	Callaway Golf Co.	32
1	Capella Education Co.*	66
3	Career Education Corp.*	15
11	CarMax, Inc.*	554
1	Carmike Cinemas, Inc.*	24
21	Carnival Corp.	758
1	Carriage Services, Inc.	19
1	Carrols Restaurant Group, Inc.*	7
3	Carter’s, Inc.	212
1	Cato Corp. (The), Class A	34
31	CBS Corp. (Non-Voting), Class B	1,815
1	CEC Entertainment, Inc.	48
4	Central European Media Enterprises Ltd., Class A*	10
3	Charter Communications, Inc., Class A*	405
3	Cheesecake Factory, Inc. (The)	146
8	Chico’s FAS, Inc.	150
1	Children’s Place Retail Stores, Inc. (The)*	55
2	Chipotle Mexican Grill, Inc.*	1,048
1	Choice Hotels International, Inc.	47
2	Christopher & Banks Corp.*	13
1	Churchill Downs, Inc.*	90
1	Chuy’s Holdings, Inc.*	35
6	Cinemark Holdings, Inc.	198
1	Citi Trends, Inc.*	17
2	Clear Channel Outdoor Holdings, Inc., Class A	18
14	Coach, Inc.	811
1	Columbia Sportswear Co.	69
132	Comcast Corp., Class A	6,583
1	Conn’s, Inc.*	60
3	Cooper Tire & Rubber Co.	74
1	Core-Mark Holding Co., Inc.	74
4	Corinthian Colleges, Inc.*	7
1	Cracker Barrel Old Country Store, Inc.	108
4	Crocs, Inc.*	55
2	Crown Media Holdings, Inc., Class A*	7
3	CST Brands, Inc.*	99
4	Cumulus Media, Inc., Class A*	28
14	D.R. Horton, Inc.	278
7	Dana Holding Corp.	142
7	Darden Restaurants, Inc.	373
2	Deckers Outdoor Corp.*	165
1	Del Frisco’s Restaurant Group, Inc.*	21
16	Delphi Automotive PLC	937
5	Denny’s Corp.*	36
1	Destination Maternity Corp.	31
2	Destination XL Group, Inc.*	14
3	DeVry Education Group, Inc.	107
1	Dex Media, Inc.*	7
1	Diamond Resorts International, Inc.*	18
5	Dick’s Sporting Goods, Inc.	283
1	Digital Generation, Inc.*	12
1	Dillard’s, Inc., Class A	91
1	DineEquity, Inc.	84
26	DIRECTV*	1,719
12	Discovery Communications, Inc., Class A*	1,047
10	DISH Network Corp., Class A	542
1	Diversified Restaurant Holdings, Inc.*	6
16	Dollar General Corp.*	911
11	Dollar Tree, Inc.*	612
3	Domino’s Pizza, Inc.	207
1	Dorman Products, Inc.	50
4	DreamWorks Animation SKG, Inc., Class A*	127
1	Drew Industries, Inc.	54
4	DSW, Inc., Class A	179
5	Dunkin’ Brands Group, Inc.	245
2	E.W. Scripps Co. (The), Class A*	41
1	Education Management Corp.*	12
1	Entercom Communications Corp., Class A*	10

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3	Entravision Communications Corp., Class A	$20
1	Ethan Allen Interiors, Inc.	31
5	Expedia, Inc.	318
4	Express, Inc.*	98
5	Family Dollar Stores, Inc.	349
1	Federal-Mogul Corp.*	21
1	Fiesta Restaurant Group, Inc.*	49
6	Fifth & Pacific Cos., Inc.*	196
2	Finish Line, Inc. (The), Class A	53
2	Five Below, Inc.*	106
8	Foot Locker, Inc.	311
194	Ford Motor Co.	3,314
3	Fossil Group, Inc.*	382
2	Francesca’s Holdings Corp.*	39
2	Fred’s, Inc., Class A	35
1	FTD Cos., Inc.*	33
1	Fuel Systems Solutions, Inc.*	14
1	G-III Apparel Group Ltd.*	60
6	GameStop Corp., Class A	289
11	Gannett Co., Inc.	298
14	Gap, Inc. (The)	574
6	Garmin Ltd.	291
42	General Motors Co.*	1,627
1	Genesco, Inc.*	75
7	Gentex Corp.	209
2	Gentherm, Inc.*	48
8	Genuine Parts Co.	663
1	Global Sources Ltd.*	8
5	GNC Holdings, Inc., Class A	301
12	Goodyear Tire & Rubber Co. (The)	267
2	Grand Canyon Education, Inc.*	91
3	Gray Television, Inc.*	37
1	Group 1 Automotive, Inc.	68
21	Groupon, Inc.*	190
3	Guess?, Inc.	103
14	H&R Block, Inc.	390
5	Hanesbrands, Inc.	350
11	Harley-Davidson, Inc.	737
3	Harman International Industries, Inc.	243
2	Harte-Hanks, Inc.	16
6	Hasbro, Inc.	323
1	Haverty Furniture Cos., Inc.	28
2	Helen of Troy Ltd.*	97
1	hhgregg, Inc.*	15
1	Hibbett Sports, Inc.*	65
3	Hillenbrand, Inc.	84
73	Home Depot, Inc. (The)	5,889
3	HomeAway, Inc.*	109
1	Hooker Furniture Corp.	17
6	Hovnanian Enterprises, Inc., Class A*	31
2	HSN, Inc.	115
2	Hyatt Hotels Corp., Class A*	97
3	Iconix Brand Group, Inc.*	119
13	International Game Technology	227
1	International Speedway Corp., Class A	34
21	Interpublic Group of Cos., Inc. (The)	365
2	Interval Leisure Group, Inc.	54
1	iRobot Corp.*	33
1	Isle of Capri Casinos, Inc.*	8
1	ITT Educational Services, Inc.*	39
12	J.C. Penney Co., Inc.*	122
2	Jack in the Box, Inc.*	95
1	JAKKS Pacific, Inc.	6
1	Jamba, Inc.*	12
6	Jarden Corp.*	337
2	John Wiley & Sons, Inc., Class A	102
34	Johnson Controls, Inc.	1,717
4	Jones Group, Inc. (The)	56
1	JoS. A. Bank Clothiers, Inc.*	57
2	Journal Communications, Inc., Class A*	19
1	K12, Inc.*	21
4	KB Home	70
1	Kirkland’s, Inc.*	26
11	Kohl’s Corp.	608
3	Krispy Kreme Doughnuts, Inc.*	76
12	L Brands, Inc.	780
4	Lamar Advertising Co., Class A*	200
20	Las Vegas Sands Corp.	1,434
3	La-Z-Boy, Inc.	88
3	LeapFrog Enterprises, Inc.*	26
30	Lear Corp.	2,487
7	Leggett & Platt, Inc.	211
8	Lennar Corp., Class A	286
1	Libbey, Inc.*	23
20	Liberty Global PLC, Class A*	1,716
27	Liberty Interactive Corp., Class A*	758
5	Liberty Media Corp.*	767
2	Liberty Ventures*	243
2	Life Time Fitness, Inc.*	97
3	LifeLock, Inc.*	52
1	Lifetime Brands, Inc.	15
1	Lincoln Educational Services Corp.	5
4	Lions Gate Entertainment Corp.*	127
1	Lithia Motors, Inc., Class A	66
7	Live Nation Entertainment, Inc.*	129
15	LKQ Corp.*	497
1	Loral Space & Communications, Inc.	79
55	Lowe’s Cos., Inc.	2,611
1	Luby’s, Inc.*	9
1	Lumber Liquidators Holdings, Inc.*	101
1	M/I Homes, Inc.*	22
1	Mac-Gray Corp.	21
19	Macy’s, Inc.	1,012
3	Madison Square Garden Co. (The), Class A*	169
1	Marcus Corp. (The)	15
1	Marine Products Corp.	10
1	MarineMax, Inc.*	16
12	Marriott International, Inc., Class A	564
1	Marriott Vacations Worldwide Corp.*	52
1	Martha Stewart Living Omnimedia, Inc., Class A*	4
17	Mattel, Inc.	787
1	Matthews International Corp., Class A	42
1	Mattress Firm Holding Corp.*	37
3	McClatchy Co. (The), Class A*	9
50	McDonald’s Corp.	4,868
2	MDC Holdings, Inc.	60
2	MDC Partners, Inc., Class A	34
1	Media General, Inc.*	18
3	Men’s Wearhouse, Inc. (The)	153
2	Meredith Corp.	107
2	Meritage Homes Corp.*	87
19	MGM Resorts International*	365
10	Michael Kors Holdings Ltd.*	815
2	Modine Manufacturing Co.*	27
3	Mohawk Industries, Inc.*	420
2	Monro Muffler Brake, Inc.	106
1	Morgans Hotel Group Co.*	8
1	Morningstar, Inc.	83

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1	Movado Group, Inc.	$46
1	Multimedia Games Holding Co., Inc.*	29
2	Murphy USA, Inc.*	90
3	National CineMedia, Inc.	56
2	Nautilus, Inc.*	15
3	Netflix, Inc.*	1,097
1	New York & Co., Inc.*	5
6	New York Times Co. (The), Class A	84
14	Newell Rubbermaid, Inc.	425
25	News Corp., Class A*	449
1	Nexstar Broadcasting Group, Inc., Class A	50
36	NIKE, Inc., Class B	2,849
7	Nordstrom, Inc.	435
1	Norwegian Cruise Line Holdings Ltd.*	34
1	Nutrisystem, Inc.	20
24	Office Depot, Inc.*	131
13	Omnicom Group, Inc.	929
1	Orbitz Worldwide, Inc.*	7
6	O’Reilly Automotive, Inc.*	750
5	Orient-Express Hotels Ltd., Class A*	74
1	Outerwall, Inc.*	68
1	Overstock.com, Inc.*	28
1	Oxford Industries, Inc.	75
2	Pacific Sunwear of California, Inc.*	6
1	Panera Bread Co., Class A*	177
1	Papa John’s International, Inc.	85
3	Penn National Gaming, Inc.*	43
2	Penske Automotive Group, Inc.	89
3	Pep Boys-Manny Moe & Jack (The)*	41
1	Perry Ellis International, Inc.	16
1	PetMed Express, Inc.	16
5	PetSmart, Inc.	371
5	Pier 1 Imports, Inc.	111
3	Pinnacle Entertainment, Inc.*	75
3	Polaris Industries, Inc.	400
2	Pool Corp.	112
3	priceline.com, Inc.*	3,577
19	PulteGroup, Inc.	356
4	PVH Corp.	536
7	Quiksilver, Inc.*	62
1	R.G. Barry Corp.	19
5	RadioShack Corp.*	15
3	Ralph Lauren Corp.	526
1	ReachLocal, Inc.*	13
1	Reading International, Inc., Class A*	7
1	Red Robin Gourmet Burgers, Inc.*	80
4	Regal Entertainment Group, Class A	78
2	Regis Corp.	32
1	Remy International, Inc.	23
3	Rent-A-Center, Inc.	102
1	Rentrak Corp.*	40
1	Restoration Hardware Holdings, Inc.*	75
11	Ross Stores, Inc.	841
8	Royal Caribbean Cruises Ltd.	352
3	Ruby Tuesday, Inc.*	21
2	Ruth’s Hospitality Group, Inc.	29
2	Ryland Group, Inc. (The)	79
1	Salem Communications Corp., Class A	9
9	Sally Beauty Holdings, Inc.*	253
1	Scholastic Corp.	31
2	Scientific Games Corp., Class A*	36
6	Scripps Networks Interactive, Inc., Class A	448
2	Sears Holdings Corp.*	127
2	SeaWorld Entertainment, Inc.	60
3	Select Comfort Corp.*	63
11	Service Corp. International	199
1	Shoe Carnival, Inc.	29
2	Shutterfly, Inc.*	94
4	Signet Jewelers Ltd.	307
3	Sinclair Broadcast Group, Inc., Class A	98
155	Sirius XM Holdings, Inc.	584
3	Six Flags Entertainment Corp.	112
2	Skechers U.S.A., Inc., Class A*	67
1	Skullcandy, Inc.*	6
3	Smith & Wesson Holding Corp.*	35
2	Sonic Automotive, Inc., Class A	47
3	Sonic Corp.*	59
3	Sotheby’s	154
2	Spartan Motors, Inc.	14
1	Speedway Motorsports, Inc.	20
2	Stage Stores, Inc.	42
1	Standard Motor Products, Inc.	35
7	Standard Pacific Corp.*	57
33	Staples, Inc.	512
38	Starbucks Corp.	3,095
10	Starwood Hotels & Resorts Worldwide, Inc.	745
6	Starz, Class A*	170
1	Stein Mart, Inc.	15
1	Steiner Leisure Ltd.*	59
3	Steven Madden Ltd.*	117
4	Stewart Enterprises, Inc., Class A	53
1	Stoneridge, Inc.*	13
1	Strayer Education, Inc.*	37
1	Sturm Ruger & Co., Inc.	77
1	Superior Industries International, Inc.	20
1	Systemax, Inc.	11
32	Target Corp.	2,046
2	Taylor Morrison Home Corp., Class A*	44
3	Tempur Sealy International, Inc.*	153
3	Tenneco, Inc.*	172
4	Tesla Motors, Inc.*	509
3	Texas Roadhouse, Inc.	84
19	Thomson Reuters Corp.	710
2	Thor Industries, Inc.	108
6	Tiffany & Co.	535
1	Tile Shop Holdings, Inc.*	17
15	Time Warner Cable, Inc.	2,073
47	Time Warner, Inc.	3,088
36	TJX Cos., Inc.	2,264
8	Toll Brothers, Inc.*	273
1	Town Sports International Holdings, Inc.	14
7	Tractor Supply Co.	512
1	Trans World Entertainment Corp.	4
1	TRI Pointe Homes, Inc.*	20
6	TripAdvisor, Inc.*	530
5	TRW Automotive Holdings Corp.*	388
2	Tuesday Morning Corp.*	28
2	Tumi Holdings, Inc.*	48
3	Tupperware Brands Corp.	274
100	Twenty-First Century Fox, Inc., Class A	3,349
3	Ulta Salon Cosmetics & Fragrance, Inc.*	381
4	Under Armour, Inc., Class A*	323
1	Unifi, Inc.*	28

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1	Universal Electronics, Inc.*	$38
1	Universal Technical Institute, Inc.	15
5	Urban Outfitters, Inc.*	195
2	Vail Resorts, Inc.	152
2	Valassis Communications, Inc.	59
2	ValueVision Media, Inc., Class A*	12
1	Vera Bradley, Inc.*	25
4	VF Corp.	938
24	Viacom, Inc., Class B	1,924
2	Visteon Corp.*	157
1	Vitacost.com, Inc.*	6
2	Vitamin Shoppe, Inc.*	109
1	VOXX International Corp.*	18
90	Walt Disney Co. (The)	6,349
1	Weight Watchers International, Inc.	32
14	Wendy’s Co. (The)	121
1	West Marine, Inc.*	14
4	Wet Seal, Inc. (The), Class A*	13
4	Whirlpool Corp.	611
1	William Lyon Homes, Class A*	22
5	Williams-Sonoma, Inc.	296
1	Winnebago Industries, Inc.*	31
5	Wolverine World Wide, Inc.	165
1	World Wrestling Entertainment, Inc., Class A	15
7	Wyndham Worldwide Corp.	502
4	Wynn Resorts Ltd.	663
23	Yum! Brands, Inc.	1,787
2	Zagg, Inc.*	8
2	Zale Corp.*	29
1	Zumiez, Inc.*	28
		138,534
	Consumer Staples — 2.2%

4	Alliance One International, Inc.*	12
101	Altria Group, Inc.	3,735
1	Andersons, Inc. (The)	85
1	Annie’s, Inc.*	46
33	Archer-Daniels-Midland Co.	1,328
22	Avon Products, Inc.	392
3	B&G Foods, Inc.	104
8	Beam, Inc.	540
3	Boulder Brands, Inc.*	46
8	Brown-Forman Corp., Class B	600
7	Bunge Ltd.	561
1	Calavo Growers, Inc.	31
1	Cal-Maine Foods, Inc.	55
9	Campbell Soup Co.	349
2	Casey’s General Stores, Inc.	149
2	Central Garden and Pet Co., Class A*	16
1	Chefs’ Warehouse, Inc. (The)*	26
2	Chiquita Brands International, Inc.*	21
7	Church & Dwight Co., Inc.	457
7	Clorox Co. (The)	652
192	Coca-Cola Co. (The)	7,716
14	Coca-Cola Enterprises, Inc.	587
47	Colgate-Palmolive Co.	3,093
21	ConAgra Foods, Inc.	693
8	Constellation Brands, Inc., Class A*	563
22	Costco Wholesale Corp.	2,759
3	Coty, Inc., Class A	49
1	Craft Brew Alliance, Inc.*	18
1	Crimson Wine Group Ltd.*	9
61	CVS Caremark Corp.	4,085
6	Darling International, Inc.*	124
5	Dean Foods Co.*	90
1	Diamond Foods, Inc.*	25
10	Dr. Pepper Snapple Group, Inc.	483
1	Elizabeth Arden, Inc.*	40
3	Energizer Holdings, Inc.	331
12	Estee Lauder Cos., Inc. (The), Class A	900
1	Fairway Group Holdings Corp.*	19
1	Female Health Co. (The)	9
9	Flowers Foods, Inc.	196
2	Fresh Del Monte Produce, Inc.	56
2	Fresh Market, Inc. (The)*	81
32	General Mills, Inc.	1,614
7	Green Mountain Coffee Roasters, Inc.*	472
2	Hain Celestial Group, Inc. (The)*	165
2	Harbinger Group, Inc.*	24
2	Harris Teeter Supermarkets, Inc.	99
4	Herbalife Ltd.	279
8	Hershey Co. (The)	775
6	Hillshire Brands Co. (The)	200
7	Hormel Foods Corp.	315
1	Ingles Markets, Inc., Class A	26
4	Ingredion, Inc.	277
1	Inter Parfums, Inc.	36
1	Inventure Foods, Inc.*	13
1	J&J Snack Foods Corp.	86
5	J.M. Smucker Co. (The)	521
13	Kellogg Co.	788
19	Kimberly-Clark Corp.	2,074
30	Kraft Foods Group, Inc.	1,594
26	Kroger Co. (The)	1,085
1	Lancaster Colony Corp.	87
6	Lifevantage Corp.*	12
1	Limoneira Co.	26
19	Lorillard, Inc.	975
7	McCormick & Co., Inc. (Non-Voting)	483
10	Mead Johnson Nutrition Co.	845
1	Medifast, Inc.*	27
7	Molson Coors Brewing Co., Class B	369
90	Mondelez International, Inc., Class A	3,018
7	Monster Beverage Corp.*	414
1	National Beverage Corp.	21
1	Nature’s Sunshine Products, Inc.	19
3	Nu Skin Enterprises, Inc., Class A	384
1	Omega Protein Corp.*	14
1	Pantry, Inc. (The)*	14
78	PepsiCo, Inc.	6,588
82	Philip Morris International, Inc.	7,014
3	Pilgrim’s Pride Corp.*	49
2	Pinnacle Foods, Inc.	55
2	Post Holdings, Inc.*	101
3	Prestige Brands Holdings, Inc.*	106
1	PriceSmart, Inc.	125
138	Procter & Gamble Co. (The)	11,622
1	Revlon, Inc., Class A*	26
16	Reynolds American, Inc.	807
37	Rite Aid Corp.*	219
1	Roundy’s, Inc.	9
12	Safeway, Inc.	420
1	Sanderson Farms, Inc.	68
2	Snyder’s-Lance, Inc.	58
1	Spartan Stores, Inc.	23
1	Spectrum Brands Holdings, Inc.	71
1	Sprouts Farmers Market, Inc.*	38
8	Star Scientific, Inc.*	10
10	SUPERVALU, Inc.*	64
1	Susser Holdings Corp.*	64

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1	Synutra International, Inc.*	$9
30	Sysco Corp.	1,009
1	Tootsie Roll Industries, Inc.	32
2	TreeHouse Foods, Inc.*	140
14	Tyson Foods, Inc., Class A	444
2	United Natural Foods, Inc.*	138
1	Universal Corp.	52
3	Vector Group Ltd.	49
48	Walgreen Co.	2,842
81	Wal-Mart Stores, Inc.	6,562
1	WD-40 Co.	75
1	Weis Markets, Inc.	51
7	WhiteWave Foods Co., Class A*	149
19	Whole Foods Market, Inc.	1,075
		88,446
	Energy — 2.4%

4	Abraxas Petroleum Corp.*	14
1	Alon USA Energy, Inc.	14
11	Alpha Natural Resources, Inc.*	73
1	Amyris, Inc.*	3
25	Anadarko Petroleum Corp.	2,221
20	Apache Corp.	1,830
2	Approach Resources, Inc.*	42
11	Arch Coal, Inc.	45
1	Athlon Energy, Inc.*	33
3	Atwood Oceanics, Inc.*	158
22	Baker Hughes, Inc.	1,253
2	Basic Energy Services, Inc.*	28
3	Berry Petroleum Co., Class A	151
2	Bill Barrett Corp.*	54
1	Bonanza Creek Energy, Inc.*	46
6	BPZ Resources, Inc.*	13
2	Bristow Group, Inc.	160
2	C&J Energy Services, Inc.*	47
21	Cabot Oil & Gas Corp.	723
5	Cal Dive International, Inc.*	9
2	Callon Petroleum Co.*	13
12	Cameron International Corp.*	665
1	CARBO Ceramics, Inc.	123
2	Carrizo Oil & Gas, Inc.*	81
12	Cheniere Energy, Inc.*	475
29	Chesapeake Energy Corp.	779
97	Chevron Corp.	11,877
4	Cimarex Energy Co.	378
3	Clean Energy Fuels Corp.*	37
3	Cloud Peak Energy, Inc.*	50
14	Cobalt International Energy, Inc.*	311
2	Comstock Resources, Inc.	34
5	Concho Resources, Inc.*	520
61	ConocoPhillips	4,441
11	CONSOL Energy, Inc.	391
1	Contango Oil & Gas Co.	47
2	Continental Resources, Inc.*	215
2	Crosstex Energy, Inc.	65
1	CVR Energy, Inc.	39
2	Delek U.S. Holdings, Inc.	61
19	Denbury Resources, Inc.*	317
20	Devon Energy Corp.	1,212
3	Diamond Offshore Drilling, Inc.	180
1	Diamondback Energy, Inc.*	50
4	Dresser-Rand Group, Inc.*	226
2	Dril-Quip, Inc.*	217
3	Emerald Oil, Inc.*	22
2	Endeavour International Corp.*	10
4	Energen Corp.	289
4	Energy XXI Bermuda Ltd.	109
14	EOG Resources, Inc.	2,310
1	EPL Oil & Gas, Inc.*	29
8	EQT Corp.	681
2	Equal Energy Ltd.	10
1	Era Group, Inc.*	33
1	Evolution Petroleum Corp.*	12
7	EXCO Resources, Inc.	37
3	Exterran Holdings, Inc.*	98
223	Exxon Mobil Corp.	20,846
12	FMC Technologies, Inc.*	577
6	Forest Oil Corp.*	27
2	Forum Energy Technologies, Inc.*	54
2	Frank’s International NV	48
3	Frontline Ltd.*	9
3	FX Energy, Inc.*	10
1	GasLog Ltd.	16
3	Gastar Exploration, Inc.*	18
1	Geospace Technologies Corp.*	87
1	Global Geophysical Services, Inc.*	2
2	Golar LNG Ltd.	73
2	Goodrich Petroleum Corp.*	38
1	Green Plains Renewable Energy, Inc.	17
1	Gulf Island Fabrication, Inc.	26
1	GulfMark Offshore, Inc., Class A	49
4	Gulfport Energy Corp.*	234
12	Halcon Resources Corp.*	48
47	Halliburton Co.	2,476
5	Helix Energy Solutions Group, Inc.*	111
5	Helmerich & Payne, Inc.	385
8	Hercules Offshore, Inc.*	51
15	Hess Corp.	1,217
10	HollyFrontier Corp.	480
2	Hornbeck Offshore Services, Inc.*	101
7	ION Geophysical Corp.*	27
1	Jones Energy, Inc., Class A*	14
8	Key Energy Services, Inc.*	63
33	Kinder Morgan, Inc.	1,173
2	KiOR, Inc., Class A*	5
2	Knightsbridge Tankers Ltd.	16
13	Kodiak Oil & Gas Corp.*	147
5	Kosmos Energy Ltd.*	52
1	L&L Energy, Inc.*^	2
2	Laredo Petroleum Holdings, Inc.*	54
9	Magnum Hunter Resources Corp.*	65
36	Marathon Oil Corp.	1,297
16	Marathon Petroleum Corp.	1,324
3	Matador Resources Co.*	65
1	Matrix Service Co.*	22
12	McDermott International, Inc.*	98
2	Midstates Petroleum Co., Inc.*	12
2	Miller Energy Resources, Inc.*	17
1	Mitcham Industries, Inc.*	18
10	Murphy Oil Corp.	649
15	Nabors Industries Ltd.	248
21	National Oilwell Varco, Inc.	1,712
1	Natural Gas Services Group, Inc.*	30
7	Newfield Exploration Co.*	197
4	Newpark Resources, Inc.*	48
18	Noble Energy, Inc.	1,264
3	Nordic American Tankers Ltd.	24
3	Northern Oil and Gas, Inc.*	48
7	Nuverra Environmental Solutions, Inc.*	12
5	Oasis Petroleum, Inc.*	231
40	Occidental Petroleum Corp.	3,798

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
5	Oceaneering International, Inc.	$386
3	Oil States International, Inc.*	307
6	Parker Drilling Co.*	48
7	Patterson-UTI Energy, Inc.	163
1	PBF Energy, Inc., Class A	29
2	PDC Energy, Inc.*	118
14	Peabody Energy Corp.	255
3	Penn Virginia Corp.*	32
3	PetroQuest Energy, Inc.*	12
1	PHI, Inc. (Non-Voting)*	42
31	Phillips 66	2,158
3	Pioneer Energy Services Corp.*	22
7	Pioneer Natural Resources Co.	1,244
9	QEP Resources, Inc.	288
6	Quicksilver Resources, Inc.*	18
8	Range Resources Corp.	621
1	Renewable Energy Group, Inc.*	11
11	Rentech, Inc.	20
3	Resolute Energy Corp.*	27
2	Rex Energy Corp.*	38
1	RigNet, Inc.*	42
3	Rosetta Resources, Inc.*	152
6	Rowan Cos. PLC, Class A*	208
3	RPC, Inc.	53
2	Sanchez Energy Corp.*	51
25	SandRidge Energy, Inc.*	140
67	Schlumberger Ltd.	5,924
9	Scorpio Tankers, Inc.	103
1	SEACOR Holdings, Inc.	93
18	Seadrill Ltd.	769
2	SemGroup Corp., Class A	123
3	Ship Finance International Ltd.	51
3	SM Energy Co.	264
2	Solazyme, Inc.*	18
18	Southwestern Energy Co.*	696
34	Spectra Energy Corp.	1,141
3	Stone Energy Corp.*	99
8	Superior Energy Services, Inc.*	204
2	Swift Energy Co.*	27
3	Synergy Resources Corp.*	28
2	Targa Resources Corp.	162
2	Teekay Corp.	89
3	Teekay Tankers Ltd., Class A	9
2	Tesco Corp.*	36
7	Tesoro Corp.	410
4	TETRA Technologies, Inc.*	49
1	TGC Industries, Inc.	7
2	Tidewater, Inc.	114
3	Triangle Petroleum Corp.*	32
8	Ultra Petroleum Corp.*	164
2	Unit Corp.*	96
4	Uranium Energy Corp.*	8
6	Ur-Energy, Inc.*	7
3	Vaalco Energy, Inc.*	18
27	Valero Energy Corp.	1,234
10	Vantage Drilling Co.*	19
2	W&T Offshore, Inc.	34
4	Warren Resources, Inc.*	13
3	Western Refining, Inc.	117
1	Westmoreland Coal Co.*	15
6	Whiting Petroleum Corp.*	362
2	Willbros Group, Inc.*	18
34	Williams Cos., Inc. (The)	1,197
4	World Fuel Services Corp.	154
10	WPX Energy, Inc.*	186
2	ZaZa Energy Corp.*	2
		93,670
	Financials — 4.5%

1	1st Source Corp.	32
1	1st United Bancorp, Inc./FL	8
3	Acadia Realty Trust (REIT)	78
17	ACE Ltd.	1,747
3	Affiliated Managers Group, Inc.*	601
23	Aflac, Inc.	1,527
1	AG Mortgage Investment Trust, Inc. (REIT)	16
1	Agree Realty Corp. (REIT)	29
2	Alexander & Baldwin, Inc.	76
4	Alexandria Real Estate Equities, Inc. (REIT)	253
1	Alleghany Corp.*	394
2	Allied World Assurance Co. Holdings AG	225
24	Allstate Corp. (The)	1,302
2	Altisource Residential Corp.	56
2	Ambac Financial Group, Inc.*	47
2	American Assets Trust, Inc. (REIT)	62
5	American Campus Communities, Inc. (REIT)	162
20	American Capital Agency Corp. (REIT)	408
15	American Capital Ltd.*	230
3	American Capital Mortgage Investment Corp. (REIT)	57
3	American Equity Investment Life Holding Co.	71
48	American Express Co.	4,118
4	American Financial Group, Inc./OH	231
3	American Homes 4 Rent, Class A (REIT)*	49
74	American International Group, Inc.	3,682
8	American Realty Capital Properties, Inc. (REIT)	105
1	American Residential Properties, Inc. (REIT)*	18
20	American Tower Corp. (REIT)	1,555
10	Ameriprise Financial, Inc.	1,083
1	Ameris Bancorp*	20
1	AMERISAFE, Inc.	44
1	AmREIT, Inc. (REIT)	17
2	AmTrust Financial Services, Inc.	84
48	Annaly Capital Management, Inc. (REIT)	488
7	Anworth Mortgage Asset Corp. (REIT)	31
16	Aon PLC	1,306
7	Apartment Investment & Management Co., Class A (REIT)	176
2	Apollo Commercial Real Estate Finance, Inc. (REIT)	33
11	Apollo Investment Corp.	99
2	Apollo Residential Mortgage, Inc. (REIT)	30
7	Arch Capital Group Ltd.*	412
13	Ares Capital Corp.	239
1	Ares Commercial Real Estate Corp. (REIT)	13
1	Argo Group International Holdings Ltd.	47

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1	Arlington Asset Investment Corp., Class A	$27
1	Armada Hoffler Properties, Inc. (REIT)	10
19	ARMOUR Residential REIT, Inc. (REIT)	74
1	Arrow Financial Corp.	28
6	Arthur J. Gallagher & Co.	279
1	Artisan Partners Asset Management, Inc., Class A	62
1	Ashford Hospitality Prime, Inc. (REIT)*	20
3	Ashford Hospitality Trust, Inc. (REIT)	25
3	Aspen Insurance Holdings Ltd.	121
8	Associated Banc-Corp	138
3	Associated Estates Realty Corp. (REIT)	48
4	Assurant, Inc.	260
8	Assured Guaranty Ltd.	188
4	Astoria Financial Corp.	56
6	AvalonBay Communities, Inc. (REIT)	711
1	Aviv REIT, Inc. (REIT)	26
6	Axis Capital Holdings Ltd.	295
1	Banc of California, Inc.	13
1	Banco Latinoamericano de Comercio Exterior S.A., Class E	27
2	Bancorp, Inc. (The)/DE*	37
5	BancorpSouth, Inc.	120
2	Bank Mutual Corp.	14
541	Bank of America Corp.	8,559
2	Bank of Hawaii Corp.	118
58	Bank of New York Mellon Corp. (The)	1,955
2	Bank of the Ozarks, Inc.	112
1	BankFinancial Corp.	10
3	BankUnited, Inc.	97
1	Banner Corp.	43
35	BB&T Corp.	1,216
4	BBCN Bancorp, Inc.	67
2	Beneficial Mutual Bancorp, Inc.*	21
90	Berkshire Hathaway, Inc., Class B*	10,488
1	Berkshire Hills Bancorp, Inc.	27
6	BGC Partners, Inc., Class A	35
9	BioMed Realty Trust, Inc. (REIT)	167
4	BlackRock Kelso Capital Corp.	40
7	BlackRock, Inc.	2,119
1	BNC Bancorp	15
1	BofI Holding, Inc.*	82
1	BOK Financial Corp.	63
4	Boston Private Financial Holdings, Inc.	48
8	Boston Properties, Inc. (REIT)	796
8	Brandywine Realty Trust (REIT)	106
4	BRE Properties, Inc. (REIT)	205
1	Bridge Bancorp, Inc.	25
4	Brookline Bancorp, Inc.	37
6	Brown & Brown, Inc.	190
1	Bryn Mawr Bank Corp.	30
1	Calamos Asset Management, Inc., Class A	11
4	Camden Property Trust (REIT)	232
3	Campus Crest Communities, Inc. (REIT)	30
1	Capital Bank Financial Corp., Class A*	23
1	Capital City Bank Group, Inc.*	12
29	Capital One Financial Corp.	2,077
1	Capital Southwest Corp.	34
10	CapitalSource, Inc.	141
7	Capitol Federal Financial, Inc.	84
5	Capstead Mortgage Corp. (REIT)	60
2	Cardinal Financial Corp.	35
1	Cash America International, Inc.	38
4	Cathay General Bancorp	111
8	CBL & Associates Properties, Inc. (REIT)	144
4	CBOE Holdings, Inc.	209
14	CBRE Group, Inc., Class A*	339
4	Cedar Realty Trust, Inc. (REIT)	23
1	Center Bancorp, Inc.	16
2	CenterState Banks, Inc.	21
1	Central Pacific Financial Corp.	20
12	Chambers Street Properties (REIT)	99
55	Charles Schwab Corp. (The)	1,346
1	Charter Financial Corp./MD	11
1	Chatham Lodging Trust (REIT)	21
1	Chemical Financial Corp.	32
2	Chesapeake Lodging Trust (REIT)	48
52	Chimera Investment Corp. (REIT)	153
13	Chubb Corp. (The)	1,254
8	Cincinnati Financial Corp.	419
10	CIT Group, Inc.	505
153	Citigroup, Inc.	8,097
1	Citizens & Northern Corp.	21
2	Citizens, Inc./TX*	18
1	City Holding Co.	49
2	City National Corp./CA	153
16	CME Group, Inc.	1,311
1	CNA Financial Corp.	42
1	CNB Financial Corp./PA	20
11	CNO Financial Group, Inc.	186
2	CoBiz Financial, Inc.	24
1	Cohen & Steers, Inc.	40
3	Colony Financial, Inc. (REIT)	61
3	Columbia Banking System, Inc.	83
9	Comerica, Inc.	408
4	Commerce Bancshares, Inc./MO	190
6	CommonWealth REIT (REIT)	143
2	Community Bank System, Inc.	78
1	Community Trust Bancorp, Inc.	46
1	CommunityOne Bancorp*	12
1	Consumer Portfolio Services, Inc.*	7
1	CoreSite Realty Corp. (REIT)	32
4	Corporate Office Properties Trust (REIT)	89
6	Corrections Corp. of America (REIT)	200
8	Cousins Properties, Inc. (REIT)	86
5	Cowen Group, Inc., Class A*	20
1	Crawford & Co., Class B	10
7	CubeSmart (REIT)	114
3	Cullen/Frost Bankers, Inc.	215
1	Customers Bancorp, Inc.*	17
5	CVB Financial Corp.	81
1	CyrusOne, Inc. (REIT)	20
9	CYS Investments, Inc. (REIT)	72
15	DCT Industrial Trust, Inc. (REIT)	112
15	DDR Corp. (REIT)	240
2	DFC Global Corp.*	20
10	DiamondRock Hospitality Co. (REIT)	114
6	Digital Realty Trust, Inc. (REIT)	283
2	Dime Community Bancshares, Inc.	34
25	Discover Financial Services	1,333

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
7	Douglas Emmett, Inc. (REIT)	$161
16	Duke Realty Corp. (REIT)	243
3	DuPont Fabros Technology, Inc. (REIT)	70
3	Dynex Capital, Inc. (REIT)	25
14	E*TRADE Financial Corp.*	251
1	Eagle Bancorp, Inc.*	33
7	East West Bancorp, Inc.	240
2	EastGroup Properties, Inc. (REIT)	121
6	Eaton Vance Corp.	251
6	Education Realty Trust, Inc. (REIT)	52
1	eHealth, Inc.*	45
2	Employers Holdings, Inc.	65
1	Encore Capital Group, Inc.*	48
2	Endurance Specialty Holdings Ltd.	114
1	Enterprise Financial Services Corp.	20
3	EPR Properties (REIT)	151
4	Equity Lifestyle Properties, Inc. (REIT)	142
3	Equity One, Inc. (REIT)	67
18	Equity Residential (REIT)	928
1	Erie Indemnity Co., Class A	73
1	ESB Financial Corp.	14
2	Essex Property Trust, Inc. (REIT)	304
4	EverBank Financial Corp.	68
2	Evercore Partners, Inc., Class A	110
3	Everest Re Group Ltd.	470
2	Excel Trust, Inc. (REIT)	23
6	Extra Space Storage, Inc. (REIT)	252
3	EZCORP, Inc., Class A*	35
1	Federal Agricultural Mortgage Corp., Class C	35
3	Federal Realty Investment Trust (REIT)	311
5	Federated Investors, Inc., Class B	136
6	FelCor Lodging Trust, Inc. (REIT)*	44
11	Fidelity National Financial, Inc., Class A	320
1	Fidelity Southern Corp.	18
1	Fidus Investment Corp.	22
7	Fifth Street Finance Corp.	67
44	Fifth Third Bancorp	894
2	Financial Engines, Inc.	136
1	Financial Institutions, Inc.	26
5	First American Financial Corp.	132
4	First BanCorp./Puerto Rico*	26
1	First Bancorp/NC	17
4	First Busey Corp.	24
1	First Cash Financial Services, Inc.*	64
5	First Commonwealth Financial Corp.	47
1	First Community Bancshares, Inc./VA	17
1	First Connecticut Bancorp, Inc./CT	17
3	First Financial Bancorp	50
2	First Financial Bankshares, Inc.	133
1	First Financial Corp./IN	37
1	First Financial Holdings, Inc.	66
1	First Financial Northwest, Inc.	11
12	First Horizon National Corp.	135
5	First Industrial Realty Trust, Inc. (REIT)	87
1	First Interstate BancSystem, Inc.	28
5	First Marblehead Corp. (The)*	4
2	First Merchants Corp.	42
4	First Midwest Bancorp, Inc./IL	73
18	First Niagara Financial Group, Inc.	201
3	First Potomac Realty Trust (REIT)	36
6	First Republic Bank/CA	307
3	First Security Group, Inc./TN*	6
8	FirstMerit Corp.	184
1	Flagstar Bancorp, Inc.*	18
2	Flushing Financial Corp.	43
8	FNB Corp./PA	102
8	Forest City Enterprises, Inc., Class A*	156
2	Forestar Group, Inc.*	39
1	Fox Chase Bancorp, Inc.	18
1	Franklin Financial Corp./VA*	20
21	Franklin Resources, Inc.	1,163
5	Franklin Street Properties Corp. (REIT)	64
10	Fulton Financial Corp.	131
2	FXCM, Inc., Class A	33
1	Gain Capital Holdings, Inc.	9
3	Gaming and Leisure Properties, Inc. (REIT)*	138
30	General Growth Properties, Inc. (REIT)	623
25	Genworth Financial, Inc., Class A*	378
4	Geo Group, Inc. (The) (REIT)	131
1	German American Bancorp, Inc.	30
1	Getty Realty Corp. (REIT)	18
3	GFI Group, Inc.	11
4	Glacier Bancorp, Inc.	120
1	Gladstone Capital Corp.	10
1	Gladstone Commercial Corp. (REIT)	18
1	Gladstone Investment Corp.	8
7	Glimcher Realty Trust (REIT)	68
23	Goldman Sachs Group, Inc. (The)	3,886
2	Golub Capital BDC, Inc.	38
3	Government Properties Income Trust (REIT)	74
3	Gramercy Property Trust, Inc. (REIT)*	16
1	Great Southern Bancorp, Inc.	30
1	Green Dot Corp., Class A*	24
1	Greenhill & Co., Inc.	55
1	Greenlight Capital Re Ltd., Class A*	34
1	GSV Capital Corp.*	11
1	Guaranty Bancorp	15
1	Hallmark Financial Services, Inc.*	10
2	Hampton Roads Bankshares, Inc.*	3
4	Hancock Holding Co.	141
2	Hanmi Financial Corp.	41
1	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	12
2	Hanover Insurance Group, Inc. (The)	121
23	Hartford Financial Services Group, Inc.	819
5	Hatteras Financial Corp. (REIT)	84
5	HCC Insurance Holdings, Inc.	230
23	HCP, Inc. (REIT)	846
14	Health Care REIT, Inc. (REIT)	784
5	Healthcare Realty Trust, Inc. (REIT)	111
6	Healthcare Trust of America, Inc., Class A (REIT)	61
1	Heartland Financial USA, Inc.	30
3	Hercules Technology Growth Capital, Inc.	51
1	Heritage Commerce Corp.	8
1	Heritage Financial Corp./WA	17
1	Heritage Oaks Bancorp*	8
10	Hersha Hospitality Trust (REIT)	57
2	HFF, Inc., Class A	51

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
5	Highwoods Properties, Inc. (REIT)	$180
3	Hilltop Holdings, Inc.*	71
2	Home BancShares, Inc./AR	72
1	Home Federal Bancorp, Inc./ID	15
4	Home Loan Servicing Solutions Ltd.	93
3	Home Properties, Inc. (REIT)	158
1	HomeStreet, Inc.	21
1	HomeTrust Bancshares, Inc.*	17
2	Horace Mann Educators Corp.	61
7	Hospitality Properties Trust (REIT)	190
37	Host Hotels & Resorts, Inc. (REIT)	681
2	Howard Hughes Corp. (The)*	228
27	Hudson City Bancorp, Inc.	252
2	Hudson Pacific Properties, Inc. (REIT)	41
1	Hudson Valley Holding Corp.	21
42	Huntington Bancshares, Inc./OH	386
1	Iberiabank Corp.	63
2	ICG Group, Inc.*	34
1	Imperial Holdings, Inc.*	6
1	Independent Bank Corp./MA	38
1	Infinity Property & Casualty Corp.	71
4	ING US, Inc.	140
4	Inland Real Estate Corp. (REIT)	43
2	Interactive Brokers Group, Inc., Class A	49
6	IntercontinentalExchange Group, Inc.*	1,316
3	International Bancshares Corp.	78
1	Intervest Bancshares Corp.*	7
1	INTL FCStone, Inc.*	21
22	Invesco Ltd.	767
7	Invesco Mortgage Capital, Inc. (REIT)	106
2	Investment Technology Group, Inc.*	39
2	Investors Bancorp, Inc.	48
5	Investors Real Estate Trust (REIT)	44
4	iStar Financial, Inc. (REIT)*	52
7	Janus Capital Group, Inc.	76
1	JAVELIN Mortgage Investment Corp. (REIT)	12
1	JMP Group, Inc.	7
2	Jones Lang LaSalle, Inc.	195
190	JPMorgan Chase & Co.	10,872
1	KCAP Financial, Inc.	8
4	KCG Holdings, Inc., Class A*	48
1	Kearny Financial Corp.*	10
2	Kemper Corp.	75
3	Kennedy-Wilson Holdings, Inc.	62
46	KeyCorp	587
4	Kilroy Realty Corp. (REIT)	201
21	Kimco Realty Corp. (REIT)	433
5	Kite Realty Group Trust (REIT)	33
5	Ladenburg Thalmann Financial Services, Inc.*	15
2	Lakeland Bancorp, Inc.	25
1	Lakeland Financial Corp.	38
5	LaSalle Hotel Properties (REIT)	157
6	Lazard Ltd., Class A	250
6	Legg Mason, Inc.	235
15	Leucadia National Corp.	430
9	Lexington Realty Trust (REIT)	92
6	Liberty Property Trust (REIT)	194
13	Lincoln National Corp.	667
15	Loews Corp.	710
3	LPL Financial Holdings, Inc.	129
2	LTC Properties, Inc. (REIT)	77
6	M&T Bank Corp.	692
1	Macatawa Bank Corp.*	5
7	Macerich Co. (The) (REIT)	399
4	Mack-Cali Realty Corp. (REIT)	81
3	Maiden Holdings Ltd.	38
2	Main Street Capital Corp.	66
1	MainSource Financial Group, Inc.	18
1	Manning & Napier, Inc.	18
1	Markel Corp.*	557
2	MarketAxess Holdings, Inc.	141
28	Marsh & McLennan Cos., Inc.	1,329
3	MB Financial, Inc.	98
7	MBIA, Inc.*	90
4	MCG Capital Corp.	19
14	McGraw Hill Financial, Inc.	1,043
3	Meadowbrook Insurance Group, Inc.	22
1	Medallion Financial Corp.	18
8	Medical Properties Trust, Inc. (REIT)	106
2	Medley Capital Corp.	29
1	Mercury General Corp.	48
45	MetLife, Inc.	2,349
1	Metro Bancorp, Inc.*	22
1	MetroCorp Bancshares, Inc.	14
18	MFA Financial, Inc. (REIT)	131
16	MGIC Investment Corp.*	130
4	Mid-America Apartment Communities, Inc. (REIT)	241
2	Monmouth Real Estate Investment Corp., Class A (REIT)	19
2	Montpelier Re Holdings Ltd.	58
10	Moody’s Corp.	746
76	Morgan Stanley	2,379
6	MSCI, Inc.*	266
1	MVC Capital, Inc.	15
6	NASDAQ OMX Group, Inc. (The)	236
3	National Bank Holdings Corp., Class A	64
1	National Health Investors, Inc. (REIT)	59
6	National Penn Bancshares, Inc.	68
6	National Retail Properties, Inc. (REIT)	191
1	Nationstar Mortgage Holdings, Inc.*	40
1	Navigators Group, Inc. (The)*	67
2	NBT Bancorp, Inc.	52
1	Nelnet, Inc., Class A	45
2	New Mountain Finance Corp.	30
13	New Residential Investment Corp. (REIT)	79
22	New York Community Bancorp, Inc.	363
3	New York Mortgage Trust, Inc. (REIT)	21
1	NewBridge Bancorp*	7
1	NewStar Financial, Inc.*	18
1	NGP Capital Resources Co.	8
1	Nicholas Financial, Inc.	16
12	Northern Trust Corp.	708
3	Northfield Bancorp, Inc./NJ	39
12	NorthStar Realty Finance Corp. (REIT)	119
5	Northwest Bancshares, Inc.	75
1	OceanFirst Financial Corp.	19
5	Ocwen Financial Corp.*	283
2	OFG Bancorp	34
5	Old National Bancorp/IN	78
13	Old Republic International Corp.	224
6	Omega Healthcare Investors, Inc. (REIT)	196
1	OmniAmerican Bancorp, Inc.*	22
1	One Liberty Properties, Inc. (REIT)	21

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1	OneBeacon Insurance Group Ltd., Class A	$16
2	Oritani Financial Corp.	33
1	Pacific Continental Corp.	14
1	Pacific Premier Bancorp, Inc.*	15
2	PacWest Bancorp	82
1	Park National Corp.	84
2	Park Sterling Corp.	14
2	Parkway Properties, Inc./MD (REIT)	37
3	PartnerRe Ltd.	309
3	Pebblebrook Hotel Trust (REIT)	91
1	PennantPark Floating Rate Capital Ltd.	14
3	PennantPark Investment Corp.	37
3	Pennsylvania Real Estate Investment Trust (REIT)	54
1	PennyMac Financial Services, Inc., Class A*	18
4	PennyMac Mortgage Investment Trust (REIT)	90
1	Peoples Bancorp, Inc./OH	24
16	People’s United Financial, Inc.	242
3	PHH Corp.*	72
1	Physicians Realty Trust (REIT)	12
1	PICO Holdings, Inc.*	24
8	Piedmont Office Realty Trust, Inc., Class A (REIT)	131
2	Pinnacle Financial Partners, Inc.	65
1	Piper Jaffray Cos.*	38
1	Platinum Underwriters Holdings Ltd.	63
8	Plum Creek Timber Co., Inc. (REIT)	350
27	PNC Financial Services Group, Inc. (The)	2,078
5	Popular, Inc.*	143
3	Portfolio Recovery Associates, Inc.*	175
3	Post Properties, Inc. (REIT)	129
2	Potlatch Corp. (REIT)	80
1	Preferred Bank/CA*	20
3	Primerica, Inc.	129
15	Principal Financial Group, Inc.	759
3	PrivateBancorp, Inc.	83
3	ProAssurance Corp.	144
30	Progressive Corp. (The)	838
25	Prologis, Inc. (REIT)	948
14	Prospect Capital Corp.	160
3	Prosperity Bancshares, Inc.	192
4	Protective Life Corp.	192
3	Provident Financial Services, Inc.	59
23	Prudential Financial, Inc.	2,041
1	PS Business Parks, Inc. (REIT)	78
7	Public Storage (REIT)	1,069
1	Pzena Investment Management, Inc., Class A	9
9	Radian Group, Inc.	128
4	RAIT Financial Trust (REIT)	33
3	Ramco-Gershenson Properties Trust (REIT)	48
6	Raymond James Financial, Inc.	289
6	Rayonier, Inc. (REIT)	265
6	Realogy Holdings Corp.*	284
10	Realty Income Corp. (REIT)	381
4	Redwood Trust, Inc. (REIT)	74
5	Regency Centers Corp. (REIT)	234
71	Regions Financial Corp.	691
4	Reinsurance Group of America, Inc.	300
2	RenaissanceRe Holdings Ltd.	189
2	Renasant Corp.	62
1	Resource America, Inc., Class A	9
6	Resource Capital Corp. (REIT)	36
4	Retail Opportunity Investments Corp. (REIT)	58
7	Retail Properties of America, Inc., Class A (REIT)	93
1	Rexford Industrial Realty, Inc. (REIT)*	14
1	RLI Corp.	101
6	RLJ Lodging Trust (REIT)	145
1	Rockville Financial, Inc.	15
1	Rouse Properties, Inc. (REIT)	24
2	Ryman Hospitality Properties, Inc. (REIT)	84
1	S&T Bancorp, Inc.	26
1	S.Y. Bancorp, Inc.	34
2	Sabra Health Care REIT, Inc. (REIT)	53
1	Safeguard Scientifics, Inc.*	19
1	Safety Insurance Group, Inc.	56
1	Sandy Spring Bancorp, Inc.	29
4	Seacoast Banking Corp. of Florida*	9
7	SEI Investments Co.	235
1	Select Income REIT (REIT)	27
3	Selective Insurance Group, Inc.	85
9	Senior Housing Properties Trust (REIT)	204
1	Sierra Bancorp	18
2	Signature Bank/NY*	213
1	Silver Bay Realty Trust Corp. (REIT)	16
1	Simmons First National Corp., Class A	35
16	Simon Property Group, Inc. (REIT)	2,398
5	SL Green Realty Corp. (REIT)	452
22	SLM Corp.	586
2	Solar Capital Ltd.	46
1	Solar Senior Capital Ltd.	18
1	Southside Bancshares, Inc.	29
1	Southwest Bancorp, Inc./OK*	17
2	Sovran Self Storage, Inc. (REIT)	133
19	Spirit Realty Capital, Inc. (REIT)	189
3	St. Joe Co. (The)*	53
2	STAG Industrial, Inc. (REIT)	43
2	StanCorp Financial Group, Inc.	128
10	Starwood Property Trust, Inc. (REIT)	279
1	State Auto Financial Corp.	23
2	State Bank Financial Corp.	35
23	State Street Corp.	1,670
1	StellarOne Corp.	25
4	Sterling Bancorp/DE	53
2	Sterling Financial Corp./WA	65
1	Stewart Information Services Corp.	32
3	Stifel Financial Corp.*	134
9	Strategic Hotels & Resorts, Inc. (REIT)*	80
1	Suffolk Bancorp*	20
4	Summit Hotel Properties, Inc. (REIT)	36
2	Sun Bancorp, Inc./NJ*	7
2	Sun Communities, Inc. (REIT)	82
8	Sunstone Hotel Investors, Inc. (REIT)	105
27	SunTrust Banks, Inc.	978
9	Susquehanna Bancshares, Inc.	113
2	SVB Financial Group*	202
1	SWS Group, Inc.*	6
4	Symetra Financial Corp.	77
49	Synovus Financial Corp.	171
13	T. Rowe Price Group, Inc.	1,046

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
5	Tanger Factory Outlet Centers (REIT)	$165
3	Taubman Centers, Inc. (REIT)	196
1	Taylor Capital Group, Inc.*	25
8	TCF Financial Corp.	125
2	TCP Capital Corp.	35
12	TD Ameritrade Holding Corp.	345
1	Tejon Ranch Co.*	36
1	Terreno Realty Corp. (REIT)	18
1	Territorial Bancorp, Inc.	24
2	Texas Capital Bancshares, Inc.*	112
4	TFS Financial Corp.*	47
1	Third Point Reinsurance Ltd.*	17
2	THL Credit, Inc.	34
2	Thomas Properties Group, Inc.	14
3	TICC Capital Corp.	32
1	Tompkins Financial Corp.	50
5	Torchmark Corp.	380
3	Tower Group International Ltd.	12
1	TowneBank/VA	15
19	Travelers Cos., Inc. (The)	1,724
1	Triangle Capital Corp.	30
1	Trico Bancshares	28
5	TrustCo Bank Corp./NY	38
3	Trustmark Corp.	84
18	Two Harbors Investment Corp. (REIT)	167
93	U.S. Bancorp/MN	3,647
13	UDR, Inc. (REIT)	303
2	UMB Financial Corp.	128
1	UMH Properties, Inc. (REIT)	10
6	Umpqua Holdings Corp.	110
1	Union First Market Bankshares Corp.	26
3	United Bankshares, Inc./WV	97
2	United Community Banks, Inc./GA*	37
2	United Community Financial Corp./OH*	8
1	United Financial Bancorp, Inc.	20
1	United Fire Group, Inc.	30
1	Universal Health Realty Income Trust (REIT)	42
1	Universal Insurance Holdings, Inc.	12
1	Univest Corp. of Pennsylvania	21
13	Unum Group	436
1	Urstadt Biddle Properties, Inc., Class A (REIT)	19
5	Validus Holdings Ltd.	200
10	Valley National Bancorp	102
1	VantageSouth Bancshares, Inc.*	5
15	Ventas, Inc. (REIT)	852
2	ViewPoint Financial Group, Inc.	51
1	Virginia Commerce Bancorp, Inc.*	18
9	Vornado Realty Trust (REIT)	791
5	W. R. Berkley Corp.	219
4	Waddell & Reed Financial, Inc., Class A	255
1	Walker & Dunlop, Inc.*	16
2	Walter Investment Management Corp.*	76
1	Washington Banking Co.	18
5	Washington Federal, Inc.	117
3	Washington Real Estate Investment Trust (REIT)	71
1	Washington Trust Bancorp, Inc.	37
5	Webster Financial Corp.	147
6	Weingarten Realty Investors (REIT)	171
242	Wells Fargo & Co.	10,653
1	WesBanco, Inc.	32
1	West Bancorp., Inc.	16
1	Westamerica Bancorp.	55
4	Western Alliance Bancorp.*	93
1	Western Asset Mortgage Capital Corp. (REIT)	16
1	Westfield Financial, Inc.	7
29	Weyerhaeuser Co. (REIT)	874
1	Whitestone REIT (REIT)	13
3	Wilshire Bancorp, Inc.	32
2	Winthrop Realty Trust (REIT)	23
2	Wintrust Financial Corp.	91
5	WisdomTree Investments, Inc.*	77
3	WP Carey, Inc. (REIT)	188
15	XL Group PLC	480
1	Yadkin Financial Corp.*	18
9	Zions Bancorp.	264
		176,681
	Health Care — 3.3%

1	Abaxis, Inc.	36
78	Abbott Laboratories	2,979
79	AbbVie, Inc.	3,828
2	Abiomed, Inc.*	57
2	Acadia Healthcare Co., Inc.*	92
4	ACADIA Pharmaceuticals, Inc.*	93
1	Accelerate Diagnostics, Inc.*	14
3	Accretive Health, Inc.*	25
4	Accuray, Inc.*	32
1	AcelRx Pharmaceuticals, Inc.*	10
5	Achillion Pharmaceuticals, Inc.*	17
2	Acorda Therapeutics, Inc.*	70
7	Actavis PLC*	1,142
1	Aegerion Pharmaceuticals, Inc.*	71
19	Aetna, Inc.	1,310
4	Affymetrix, Inc.*	34
17	Agilent Technologies, Inc.	911
2	Air Methods Corp.	112
3	Akorn, Inc.*	77
1	Albany Molecular Research, Inc.*	12
4	Alere, Inc.*	131
10	Alexion Pharmaceuticals, Inc.*	1,245
4	Align Technology, Inc.*	219
1	Alimera Sciences, Inc.*	3
6	Alkermes PLC*	242
15	Allergan, Inc.	1,456
9	Allscripts Healthcare Solutions, Inc.*	134
3	Alnylam Pharmaceuticals, Inc.*	184
3	Alphatec Holdings, Inc.*	6
1	AMAG Pharmaceuticals, Inc.*	25
2	Amedisys, Inc.*	33
12	AmerisourceBergen Corp.	846
38	Amgen, Inc.	4,335
2	Amicus Therapeutics, Inc.*	5
2	AMN Healthcare Services, Inc.*	28
2	Ampio Pharmaceuticals, Inc.*	16
2	Amsurg Corp.*	97
1	Anacor Pharmaceuticals, Inc.*	14
1	Analogic Corp.	97
1	AngioDynamics, Inc.*	15
1	Anika Therapeutics, Inc.*	34
6	Antares Pharma, Inc.*	24
11	Arena Pharmaceuticals, Inc.*	72
9	Ariad Pharmaceuticals, Inc.*	44
3	Arqule, Inc.*	7
6	Array BioPharma, Inc.*	34
1	ArthroCare Corp.*	38

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2	athenahealth, Inc.*	$262
1	AtriCure, Inc.*	16
2	Auxilium Pharmaceuticals, Inc.*	41
7	AVANIR Pharmaceuticals, Inc., Class A*	31
3	AVEO Pharmaceuticals, Inc.*	6
27	Baxter International, Inc.	1,848
10	Becton, Dickinson and Co.	1,086
2	BioDelivery Sciences International, Inc.*	10
12	Biogen Idec, Inc.*	3,492
2	Biolase, Inc.*	4
7	BioMarin Pharmaceutical, Inc.*	493
1	Bio-Rad Laboratories, Inc., Class A*	123
1	Bio-Reference Labs, Inc.*	29
3	BioScrip, Inc.*	20
2	BioTime, Inc.*	8
68	Boston Scientific Corp.*	787
82	Bristol-Myers Squibb Co.	4,213
5	Brookdale Senior Living, Inc.*	146
5	Bruker Corp.*	97
4	C.R. Bard, Inc.	556
3	Cadence Pharmaceuticals, Inc.*	27
2	Cambrex Corp.*	39
2	Cantel Medical Corp.	75
1	Capital Senior Living Corp.*	22
17	Cardinal Health, Inc.	1,098
1	Cardiovascular Systems, Inc.*	33
11	CareFusion Corp.*	438
10	Catamaran Corp.*	456
21	Celgene Corp.*	3,397
6	Cell Therapeutics, Inc.*	12
4	Celldex Therapeutics, Inc.*	111
1	Cempra, Inc.*	13
3	Centene Corp.*	179
3	Cepheid, Inc.*	136
15	Cerner Corp.*	862
3	Cerus Corp.*	20
2	Charles River Laboratories International, Inc.*	104
3	Chelsea Therapeutics International Ltd.*	12
1	Chemed Corp.	78
1	ChemoCentryx, Inc.*	5
1	Chindex International, Inc.*	17
14	Cigna Corp.	1,224
1	Clovis Oncology, Inc.*	60
5	Community Health Systems, Inc.	206
1	Computer Programs & Systems, Inc.	62
1	CONMED Corp.	41
2	Cooper Cos., Inc. (The)	263
3	Corcept Therapeutics, Inc.*	6
1	Coronado Biosciences, Inc.*	2
1	Corvel Corp.*	46
3	Covance, Inc.*	253
24	Covidien PLC	1,638
1	Cross Country Healthcare, Inc.*	8
1	CryoLife, Inc.	11
3	Cubist Pharmaceuticals, Inc.*	206
4	Curis, Inc.*	13
1	Cutera, Inc.*	9
1	Cyberonics, Inc.*	69
1	Cynosure, Inc., Class A*	26
1	Cytokinetics, Inc.*	6
3	Cytori Therapeutics, Inc.*	8
9	DaVita HealthCare Partners, Inc.*	536
8	Dendreon Corp.*	24
7	DENTSPLY International, Inc.	333
3	Depomed, Inc.*	26
1	Derma Sciences, Inc.*	12
4	DexCom, Inc.*	132
1	Durata Therapeutics, Inc.*	12
6	Dyax Corp.*	51
9	Dynavax Technologies Corp.*	16
6	Edwards Lifesciences Corp.*	393
50	Eli Lilly & Co.	2,511
1	Emergent Biosolutions, Inc.*	22
2	Emeritus Corp.*	45
6	Endo Health Solutions, Inc.*	403
2	Endocyte, Inc.*	23
3	Endologix, Inc.*	54
1	Ensign Group, Inc. (The)	45
2	Envision Healthcare Holdings, Inc.*	59
2	Enzon Pharmaceuticals, Inc.	3
4	Exact Sciences Corp.*	49
2	ExamWorks Group, Inc.*	59
9	Exelixis, Inc.*	52
41	Express Scripts Holding Co.*	2,761
1	Fibrocell Science, Inc.*	4
2	Five Star Quality Care, Inc.*	10
1	Fluidigm Corp.*	32
13	Forest Laboratories, Inc.*	667
5	Galena Biopharma, Inc.*	20
2	GenMark Diagnostics, Inc.*	24
1	Genomic Health, Inc.*	35
2	Gentiva Health Services, Inc.*	25
7	Geron Corp.*	38
77	Gilead Sciences, Inc.*	5,760
3	Globus Medical, Inc., Class A*	58
1	Greatbatch, Inc.*	41
1	GTx, Inc.*	2
3	Haemonetics Corp.*	127
4	Halozyme Therapeutics, Inc.*	59
2	Hanger, Inc.*	78
1	Harvard Bioscience, Inc.*	5
13	HCA Holdings, Inc.	603
13	Health Management Associates, Inc., Class A*	170
4	Health Net, Inc.*	122
4	HealthSouth Corp.	143
1	HealthStream, Inc.*	34
2	Healthways, Inc.*	28
1	HeartWare International, Inc.*	96
4	Henry Schein, Inc.*	456
3	Hill-Rom Holdings, Inc.	124
1	Hi-Tech Pharmacal Co., Inc.	43
4	HMS Holdings Corp.*	92
14	Hologic, Inc.*	313
3	Horizon Pharma, Inc.*	22
8	Hospira, Inc.*	314
8	Humana, Inc.	832
1	ICU Medical, Inc.*	66
5	Idenix Pharmaceuticals, Inc.*	27
3	IDEXX Laboratories, Inc.*	312
6	Illumina, Inc.*	588
4	ImmunoGen, Inc.*	58
4	Immunomedics, Inc.*	17
3	Impax Laboratories, Inc.*	72
5	Incyte Corp.*	233
2	Infinity Pharmaceuticals, Inc.*	29
2	Insmed, Inc.*	32
3	Insulet Corp.*	111

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1	Integra LifeSciences Holdings Corp.*	$46
4	InterMune, Inc.*	55
1	Intrexon Corp.*	23
2	Intuitive Surgical, Inc.*	754
2	Invacare Corp.	45
1	IPC The Hospitalist Co., Inc.*	63
5	Ironwood Pharmaceuticals, Inc.*	57
6	Isis Pharmaceuticals, Inc.*	233
3	Jazz Pharmaceuticals PLC*	351
141	Johnson & Johnson	13,347
1	KaloBios Pharmaceuticals, Inc.*	4
4	Keryx Biopharmaceuticals, Inc.*	56
3	Kindred Healthcare, Inc.	51
1	KYTHERA Biopharmaceuticals, Inc.*	39
5	Laboratory Corp. of America Holdings*	509
1	Lannett Co., Inc.*	30
11	Lexicon Pharmaceuticals, Inc.*	26
1	LHC Group, Inc.*	24
9	Life Technologies Corp.*	681
2	LifePoint Hospitals, Inc.*	102
1	Ligand Pharmaceuticals, Inc., Class B*	56
2	Luminex Corp.*	39
1	Magellan Health Services, Inc.*	61
2	MAKO Surgical Corp.*	60
3	Mallinckrodt PLC*	156
7	MannKind Corp.*	35
2	Masimo Corp.*	57
11	McKesson Corp.	1,825
3	MedAssets, Inc.*	65
1	Medical Action Industries, Inc.*	9
3	Medicines Co. (The)*	110
1	Medidata Solutions, Inc.*	119
4	Medivation, Inc.*	252
3	MEDNAX, Inc.*	332
51	Medtronic, Inc.	2,923
152	Merck & Co., Inc.	7,574
3	Merge Healthcare, Inc.*	7
2	Meridian Bioscience, Inc.	49
2	Merit Medical Systems, Inc.*	33
5	Merrimack Pharmaceuticals, Inc.*	20
2	Mettler-Toledo International, Inc.*	493
4	MiMedx Group, Inc.*	25
1	Molina Healthcare, Inc.*	34
2	Momenta Pharmaceuticals, Inc.*	36
1	MWI Veterinary Supply, Inc.*	182
19	Mylan, Inc.*	838
4	Myriad Genetics, Inc.*	119
3	Nanosphere, Inc.*	7
1	National Healthcare Corp.	56
2	Natus Medical, Inc.*	46
6	Navidea Biopharmaceuticals, Inc.*	10
6	Nektar Therapeutics*	75
2	Neogen Corp.*	102
2	NeoGenomics, Inc.*	7
3	Neurocrine Biosciences, Inc.*	29
1	NewLink Genetics Corp.*	23
9	Novavax, Inc.*	33
5	NPS Pharmaceuticals, Inc.*	132
2	NuVasive, Inc.*	67
3	NxStage Medical, Inc.*	31
1	Omeros Corp.*	8
5	Omnicare, Inc.	286
2	Omnicell, Inc.*	49
1	OncoGenex Pharmaceutical, Inc.*	9
9	Opko Health, Inc.*	95
3	OraSure Technologies, Inc.*	18
5	Orexigen Therapeutics, Inc.*	34
1	Orthofix International N.V.*	22
1	Osiris Therapeutics, Inc.*	18
3	Owens & Minor, Inc.	115
2	Pacific Biosciences of California, Inc.*	8
1	Pacira Pharmaceuticals, Inc.*	55
3	PAREXEL International Corp.*	124
4	Patterson Cos., Inc.	166
7	PDL BioPharma, Inc.	68
8	Peregrine Pharmaceuticals, Inc.*	11
6	PerkinElmer, Inc.	228
1	Pernix Therapeutics Holdings*	3
5	Perrigo Co.	779
336	Pfizer, Inc.	10,661
3	Pharmacyclics, Inc.*	374
1	PharMerica Corp.*	23
1	PhotoMedex, Inc.*	12
1	Portola Pharmaceuticals, Inc.*	25
1	Pozen, Inc.*	8
3	Progenics Pharmaceuticals, Inc.*	15
1	Prothena Corp. PLC*	28
1	Providence Service Corp. (The)*	27
1	Puma Biotechnology, Inc.*	50
12	QIAGEN N.V.*	279
2	Quality Systems, Inc.	47
8	Quest Diagnostics, Inc.	488
3	Questcor Pharmaceuticals, Inc.	174
1	Quidel Corp.*	25
1	Quintiles Transnational Holdings, Inc.*	43
3	Raptor Pharmaceutical Corp.*	42
4	Regeneron Pharmaceuticals, Inc.*	1,175
1	Regulus Therapeutics, Inc.*	6
2	Repligen Corp.*	27
1	Repros Therapeutics, Inc.*	17
7	ResMed, Inc.	342
4	Rigel Pharmaceuticals, Inc.*	11
2	Rockwell Medical, Inc.*	29
3	RTI Surgical, Inc.*	9
1	Sagent Pharmaceuticals, Inc.*	23
3	Salix Pharmaceuticals Ltd.*	254
3	Sangamo Biosciences, Inc.*	37
3	Santarus, Inc.*	97
2	Sarepta Therapeutics, Inc.*	37
3	Sciclone Pharmaceuticals, Inc.*	15
5	Seattle Genetics, Inc.*	205
2	Select Medical Holdings Corp.	17
6	Sequenom, Inc.*	16
2	SIGA Technologies, Inc.*	7
3	Sirona Dental Systems, Inc.*	206
1	Skilled Healthcare Group, Inc., Class A*	5
4	Solta Medical, Inc.*	8
2	Spectranetics Corp. (The)*	47
3	Spectrum Pharmaceuticals, Inc.	29
14	St. Jude Medical, Inc.	818
2	Staar Surgical Co.*	25
3	STERIS Corp.	138
17	Stryker Corp.	1,265
1	Sucampo Pharmaceuticals, Inc., Class A*	7
2	Sunesis Pharmaceuticals, Inc.*	10
1	Supernus Pharmaceuticals, Inc.*	7

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1	SurModics, Inc.*	$24
2	Symmetry Medical, Inc.*	20
1	Synageva BioPharma Corp.*	60
4	Synergy Pharmaceuticals, Inc.*	18
2	Synta Pharmaceuticals Corp.*	10
1	Targacept, Inc.*	6
3	Team Health Holdings, Inc.*	140
1	TearLab Corp.*	9
2	Techne Corp.	171
2	Teleflex, Inc.	197
5	Tenet Healthcare Corp.*	216
1	TESARO, Inc.*	39
1	Tetraphase Pharmaceuticals, Inc.*	12
1	TG Therapeutics, Inc.*	4
4	TherapeuticsMD, Inc.*	20
4	Theravance, Inc.*	151
18	Thermo Fisher Scientific, Inc.	1,815
3	Thoratec Corp.*	118
2	Threshold Pharmaceuticals, Inc.*	10
1	Tornier N.V.*	18
1	Triple-S Management Corp., Class B*	20
1	U.S. Physical Therapy, Inc.	34
5	Unilife Corp.*	22
2	United Therapeutics Corp.*	185
51	UnitedHealth Group, Inc.	3,798
2	Universal American Corp.	15
5	Universal Health Services, Inc., Class B	412
2	Vanda Pharmaceuticals, Inc.*	23
5	Varian Medical Systems, Inc.*	390
1	Vascular Solutions, Inc.*	21
4	VCA Antech, Inc.*	120
1	Verastem, Inc.*	11
12	Vertex Pharmaceuticals, Inc.*	833
4	Vical, Inc.*	5
3	ViroPharma, Inc.*	149
5	Vivus, Inc.*	50
1	Vocera Communications, Inc.*	18
3	Volcano Corp.*	68
4	Waters Corp.*	398
2	WellCare Health Plans, Inc.*	149
15	WellPoint, Inc.	1,393
3	West Pharmaceutical Services, Inc.	150
2	Wright Medical Group, Inc.*	60
2	XenoPort, Inc.*	11
3	XOMA Corp.*	14
1	ZELTIQ Aesthetics, Inc.*	18
8	Zimmer Holdings, Inc.	731
3	ZIOPHARM Oncology, Inc.*	13
25	Zoetis, Inc.	779
4	Zogenix, Inc.*	13
		129,298
	Industrials — 3.0%

35	3M Co.	4,673
4	A. O. Smith Corp.	217
1	AAON, Inc.	31
2	AAR Corp.	62
3	ABM Industries, Inc.	83
2	Acacia Research Corp.	30
6	ACCO Brands Corp.*	36
2	Accuride Corp.*	7
1	Aceto Corp.	22
1	Acorn Energy, Inc.	4
4	Actuant Corp., Class A	156
2	Acuity Brands, Inc.	205
11	ADT Corp. (The)	446
2	Advisory Board Co. (The)*	129
5	AECOM Technology Corp.*	145
2	Aegion Corp.*	44
1	Aerovironment, Inc.*	30
5	AGCO Corp.	291
4	Air Lease Corp.	127
3	Air Transport Services Group, Inc.*	23
3	Aircastle Ltd.	56
4	Alaska Air Group, Inc.	311
1	Albany International Corp., Class A	37
1	Allegiant Travel Co.*	111
2	Alliant Techsystems, Inc.	242
1	Altra Holdings, Inc.	30
1	Ameresco, Inc., Class A*	9
2	American Superconductor Corp.*	3
12	AMETEK, Inc.	591
2	API Technologies Corp.*	8
1	Apogee Enterprises, Inc.	36
2	Applied Industrial Technologies, Inc.	97
2	ARC Document Solutions, Inc.*	17
1	Argan, Inc.	23
1	Arkansas Best Corp.	33
1	Armstrong World Industries, Inc.*	53
1	Astec Industries, Inc.	37
1	Astronics Corp.*	52
1	Atlas Air Worldwide Holdings, Inc.*	38
5	Avis Budget Group, Inc.*	184
1	AZZ, Inc.	49
5	B/E Aerospace, Inc.*	435
6	Babcock & Wilcox Co. (The)	195
3	Barnes Group, Inc.	109
2	Beacon Roofing Supply, Inc.*	74
2	Blount International, Inc.*	29
2	BlueLinx Holdings, Inc.*	4
38	Boeing Co. (The)	5,101
2	Brady Corp., Class A	63
2	Briggs & Stratton Corp.	40
2	Brink’s Co. (The)	67
2	Builders FirstSource, Inc.	14
8	C.H. Robinson Worldwide, Inc.	469
1	CAI International, Inc.*	23
15	Capstone Turbine Corp.*	18
3	Carlisle Cos., Inc.	221
2	Casella Waste Systems, Inc., Class A*	12
33	Caterpillar, Inc.	2,792
2	CBIZ, Inc.*	18
1	CDI Corp.	16
1	Ceco Environmental Corp.	16
1	Celadon Group, Inc.	21
3	Cenveo, Inc.*	10
2	Chart Industries, Inc.*	195
5	Chicago Bridge & Iron Co. N.V.	383
5	Cintas Corp.	277
1	CIRCOR International, Inc.	79
2	CLARCOR, Inc.	121
3	Clean Harbors, Inc.*	158
4	Colfax Corp.*	232
1	Columbus McKinnon Corp.*	28
2	Comfort Systems USA, Inc.	41
1	Commercial Vehicle Group, Inc.*	8
3	Con-way, Inc.	124
2	Copa Holdings S.A., Class A	303
6	Copart, Inc.*	207
2	Corporate Executive Board Co. (The)	147
1	Courier Corp.	19

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
5	Covanta Holding Corp.	$89
1	CRA International, Inc.*	18
2	Crane Co.	125
51	CSX Corp.	1,391
1	Cubic Corp.	56
10	Cummins, Inc.	1,324
2	Curtiss-Wright Corp.	106
30	Danaher Corp.	2,244
19	Deere & Co.	1,601
43	Delta Air Lines, Inc.	1,246
3	Deluxe Corp.	149
4	DigitalGlobe, Inc.*	158
7	Donaldson Co., Inc.	292
1	Douglas Dynamics, Inc.	16
9	Dover Corp.	817
1	Ducommun, Inc.*	25
2	Dun & Bradstreet Corp. (The)	234
2	Dycom Industries, Inc.*	57
1	Dynamic Materials Corp.	22
24	Eaton Corp. PLC	1,744
1	Echo Global Logistics, Inc.*	21
3	EMCOR Group, Inc.	119
36	Emerson Electric Co.	2,412
1	Encore Wire Corp.	50
2	Energy Recovery, Inc.*	10
1	EnerNOC, Inc.*	17
2	EnerSys, Inc.	143
1	Engility Holdings, Inc.*	32
1	Ennis, Inc.	19
1	Enphase Energy, Inc.*	7
1	EnPro Industries, Inc.*	57
6	Equifax, Inc.	404
1	ESCO Technologies, Inc.	34
2	Esterline Technologies Corp.*	176
9	Exelis, Inc.	159
10	Expeditors International of Washington, Inc.	434
1	Exponent, Inc.	77
15	Fastenal Co.	698
3	Federal Signal Corp.*	47
16	FedEx Corp.	2,219
2	Flow International Corp.*	8
7	Flowserve Corp.	500
8	Fluor Corp.	622
8	Fortune Brands Home & Security, Inc.	349
2	Forward Air Corp.	86
2	Franklin Electric Co., Inc.	89
1	FreightCar America, Inc.	23
2	FTI Consulting, Inc.*	90
8	FuelCell Energy, Inc.*	11
2	Furmanite Corp.*	23
1	G&K Services, Inc., Class A	60
2	GATX Corp.	100
3	GenCorp, Inc.*	55
3	Generac Holdings, Inc.	160
2	General Cable Corp.	58
15	General Dynamics Corp.	1,375
519	General Electric Co.	13,836
2	Genesee & Wyoming, Inc., Class A*	192
2	Gibraltar Industries, Inc.*	35
1	Global Power Equipment Group, Inc.	20
1	Gorman-Rupp Co. (The)	42
1	GP Strategies Corp.*	30
3	Graco, Inc.	232
6	GrafTech International Ltd.*	69
1	Graham Corp.	37
2	Granite Construction, Inc.	62
3	Great Lakes Dredge & Dock Corp.	27
1	Greenbrier Cos., Inc. (The)*	31
2	Griffon Corp.	26
1	H&E Equipment Services, Inc.*	29
1	Hardinge, Inc.	15
4	Harsco Corp.	105
3	Hawaiian Holdings, Inc.*	27
3	HD Supply Holdings, Inc.*	63
3	Healthcare Services Group, Inc.	87
2	Heartland Express, Inc.	37
3	HEICO Corp.	171
1	Heidrick & Struggles International, Inc.	18
3	Herman Miller, Inc.	96
17	Hertz Global Holdings, Inc.*	412
5	Hexcel Corp.*	220
2	HNI Corp.	79
39	Honeywell International, Inc.	3,452
1	Houston Wire & Cable Co.	13
2	Hub Group, Inc., Class A*	75
3	Hubbell, Inc., Class B	324
3	Huntington Ingalls Industries, Inc.	247
1	Huron Consulting Group, Inc.*	59
1	Hyster-Yale Materials Handling, Inc.	83
1	ICF International, Inc.*	36
4	IDEX Corp.	285
3	IHS, Inc., Class A*	343
3	II-VI, Inc.*	49
19	Illinois Tool Works, Inc.	1,512
15	Ingersoll-Rand PLC	1,071
2	InnerWorkings, Inc.*	14
1	Innovative Solutions & Support, Inc.	8
1	Insperity, Inc.	35
1	Insteel Industries, Inc.	20
3	Interface, Inc.	60
9	Iron Mountain, Inc.	253
5	ITT Corp.	204
5	J.B. Hunt Transport Services, Inc.	376
7	Jacobs Engineering Group, Inc.*	418
12	JetBlue Airways Corp.*	107
1	John Bean Technologies Corp.	30
5	Joy Global, Inc.	283
1	Kadant, Inc.	41
1	Kaman Corp.	40
6	Kansas City Southern	726
4	KAR Auction Services, Inc.	110
7	KBR, Inc.	237
1	Kelly Services, Inc., Class A	23
4	Kennametal, Inc.	190
2	KEYW Holding Corp. (The)*	25
1	Kforce, Inc.	20
2	Kimball International, Inc., Class B	30
3	Kirby Corp.*	283
3	Knight Transportation, Inc.	54
2	Knoll, Inc.	36
2	Korn/Ferry International*	46
2	Kratos Defense & Security Solutions, Inc.*	13
1	L.B. Foster Co., Class A	47
5	L-3 Communications Holdings, Inc.	517
2	Landstar System, Inc.	112
1	Layne Christensen Co.*	17
3	Lennox International, Inc.	247
4	Lincoln Electric Holdings, Inc.	286
1	Lindsay Corp.	76

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1	LMI Aerospace, Inc.*	$13
13	Lockheed Martin Corp.	1,842
1	LSI Industries, Inc.	9
1	Lydall, Inc.*	18
1	Manitex International, Inc.*	13
7	Manitowoc Co., Inc. (The)	144
4	Manpowergroup, Inc.	320
1	Marten Transport Ltd.	19
18	Masco Corp.	404
3	MasTec, Inc.*	95
2	Matson, Inc.	50
1	McGrath RentCorp	39
5	Meritor, Inc.*	40
1	Middleby Corp. (The)*	221
1	Miller Industries, Inc.	19
1	Mine Safety Appliances Co.	50
1	Mistras Group, Inc.*	20
2	Mobile Mini, Inc.*	81
2	Moog, Inc., Class A*	137
4	MRC Global, Inc.*	122
2	MSC Industrial Direct Co., Inc., Class A	154
1	Mueller Industries, Inc.	61
8	Mueller Water Products, Inc., Class A	69
1	Multi-Color Corp.	38
1	MYR Group, Inc.*	25
3	Navigant Consulting, Inc.*	59
3	Navistar International Corp.*	121
1	NCI Building Systems, Inc.*	17
11	Nielsen Holdings N.V.	475
1	NN, Inc.	20
3	Nordson Corp.	216
16	Norfolk Southern Corp.	1,403
11	Northrop Grumman Corp.	1,239
4	Odyssey Marine Exploration, Inc.*	8
4	Old Dominion Freight Line, Inc.*	206
2	On Assignment, Inc.*	68
3	Orbital Sciences Corp.*	70
1	Orion Marine Group, Inc.*	12
4	Oshkosh Corp.	195
6	Owens Corning*	235
18	PACCAR, Inc.	1,032
2	Pacer International, Inc.*	18
6	Pall Corp.	502
7	Parker Hannifin Corp.	825
8	Pendrell Corp.*	17
10	Pentair Ltd.	707
1	Performant Financial Corp.*	10
2	PGT, Inc.*	20
1	Pike Corp.	11
10	Pitney Bowes, Inc.	232
1	Ply Gem Holdings, Inc.*	18
1	PMFG, Inc.*	8
2	Polypore International, Inc.*	76
1	PowerSecure International, Inc.*	18
7	Precision Castparts Corp.	1,809
2	Primoris Services Corp.	58
1	Proto Labs, Inc.*	74
1	Quad/Graphics, Inc.	26
1	Quality Distribution, Inc.*	12
2	Quanex Building Products Corp.	36
10	Quanta Services, Inc.*	296
9	R.R. Donnelley & Sons Co.	166
2	Raven Industries, Inc.	80
16	Raytheon Co.	1,419
1	RBC Bearings, Inc.*	68
2	Regal-Beloit Corp.	147
2	Republic Airways Holdings, Inc.*	23
14	Republic Services, Inc.	489
2	Resources Connection, Inc.	28
1	Revolution Lighting Technologies, Inc.*	3
2	Rexnord Corp.*	49
1	Roadrunner Transportation Systems, Inc.*	27
7	Robert Half International, Inc.	270
7	Rockwell Automation, Inc.	795
7	Rockwell Collins, Inc.	509
3	Rollins, Inc.	84
5	Roper Industries, Inc.	649
2	RPX Corp.*	33
2	Rush Enterprises, Inc., Class A*	58
3	Ryder System, Inc.	210
1	Saia, Inc.*	35
1	Schawk, Inc.	15
2	Simpson Manufacturing Co., Inc.	73
3	SkyWest, Inc.	51
3	Snap-on, Inc.	318
1	SolarCity Corp.*	52
36	Southwest Airlines Co.	669
1	Sparton Corp.*	26
6	Spirit Aerosystems Holdings, Inc., Class A*	196
3	Spirit Airlines, Inc.*	138
2	SPX Corp.	189
1	Standard Parking Corp.*	24
1	Standex International Corp.	59
8	Stanley Black & Decker, Inc.	651
4	Steelcase, Inc., Class A	65
4	Stericycle, Inc.*	470
1	Sterling Construction Co., Inc.*	12
1	Sun Hydraulics Corp.	43
4	Swift Transportation Co.*	93
6	Swisher Hygiene, Inc.*	3
2	TAL International Group, Inc.	109
3	Taser International, Inc.*	52
1	Team, Inc.*	41
1	Tecumseh Products Co., Class A*	9
2	Teledyne Technologies, Inc.*	185
1	Tennant Co.	65
6	Terex Corp.*	218
3	Tetra Tech, Inc.*	86
1	Textainer Group Holdings Ltd.	39
14	Textron, Inc.	465
1	Thermon Group Holdings, Inc.*	29
4	Timken Co.	207
3	Titan International, Inc.	52
1	Titan Machinery, Inc.*	18
3	Toro Co. (The)	185
3	Towers Watson & Co., Class A	338
3	TransDigm Group, Inc.	470
1	TRC Cos., Inc.*	8
1	Trex Co., Inc.*	72
2	Trimas Corp.*	73
4	Trinity Industries, Inc.	208
3	Triumph Group, Inc.	222
2	TrueBlue, Inc.*	51
2	Tutor Perini Corp.*	49
1	Ultrapetrol (Bahamas) Ltd.*	3
1	UniFirst Corp.	102
23	Union Pacific Corp.	3,727
18	United Continental Holdings, Inc.*	707

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
36	United Parcel Service, Inc., Class B	$3,686
5	United Rentals, Inc.*	344
2	United Stationers, Inc.	90
46	United Technologies Corp.	5,100
1	Universal Forest Products, Inc.	52
4	URS Corp.	208
10	US Airways Group, Inc.*	235
1	US Ecology, Inc.	38
4	USG Corp.*	110
5	UTi Worldwide, Inc.	79
1	Valmont Industries, Inc.	145
8	Verisk Analytics, Inc., Class A*	521
1	Viad Corp.	27
1	Vicor Corp.*	11
3	W.W. Grainger, Inc.	774
3	Wabash National Corp.*	36
3	WABCO Holdings, Inc.*	266
5	Wabtec Corp.	345
1	WageWorks, Inc.*	57
6	Waste Connections, Inc.	264
23	Waste Management, Inc.	1,051
1	Watsco, Inc.	96
1	Watts Water Technologies, Inc., Class A	60
2	Werner Enterprises, Inc.	48
2	Wesco Aircraft Holdings, Inc.*	42
2	WESCO International, Inc.*	172
1	West Corp.	23
3	Woodward, Inc.	129
1	Xerium Technologies, Inc.*	13
1	XPO Logistics, Inc.*	23
9	Xylem, Inc.	311
1	YRC Worldwide, Inc.*	9
		116,432
	Information Technology — 4.6%

5	3D Systems Corp.*	376
3	Accelrys, Inc.*	29
32	Accenture PLC, Class A	2,479
2	ACI Worldwide, Inc.*	129
13	Activision Blizzard, Inc.	224
2	Actuate Corp.*	16
4	Acxiom Corp.*	133
25	Adobe Systems, Inc.*	1,419
3	ADTRAN, Inc.	77
2	Advanced Energy Industries, Inc.*	48
30	Advanced Micro Devices, Inc.*	109
2	Advent Software, Inc.	70
1	Aeroflex Holding Corp.*	7
1	Agilysys, Inc.*	13
9	Akamai Technologies, Inc.*	402
2	Alliance Data Systems Corp.*	485
1	Alliance Fiber Optic Products, Inc.*	15
1	Alpha & Omega Semiconductor Ltd.*	8
16	Altera Corp.	516
1	Ambarella, Inc.*	25
8	Amdocs Ltd.	324
1	American Software, Inc., Class A	10
4	Amkor Technology, Inc.*	24
8	Amphenol Corp., Class A	680
4	ANADIGICS, Inc.*	8
15	Analog Devices, Inc.	723
1	Anaren, Inc.*	28
2	Angie’s List, Inc.*	26
1	Anixter International, Inc.*	88
5	ANSYS, Inc.*	428
4	AOL, Inc.*	178
47	Apple, Inc.	26,135
60	Applied Materials, Inc.	1,038
4	Applied Micro Circuits Corp.*	50
6	ARRIS Group, Inc.*	123
5	Arrow Electronics, Inc.*	257
6	Aruba Networks, Inc.*	107
5	Aspen Technology, Inc.*	198
22	Atmel Corp.*	168
2	ATMI, Inc.*	61
11	Autodesk, Inc.*	498
24	Automatic Data Processing, Inc.	1,920
12	Avago Technologies Ltd.	537
1	AVG Technologies N.V.*	17
3	Aviat Networks, Inc.*	8
2	Avid Technology, Inc.*	18
7	Avnet, Inc.	279
2	AVX Corp.	27
5	Axcelis Technologies, Inc.*	11
1	Badger Meter, Inc.	55
2	Bankrate, Inc.*	37
2	Bazaarvoice, Inc.*	16
2	Belden, Inc.	140
3	Benchmark Electronics, Inc.*	69
1	Black Box Corp.	28
2	Blackbaud, Inc.	72
1	Blackhawk Network Holdings, Inc.*	23
2	Blucora, Inc.*	58
2	Booz Allen Hamilton Holding Corp.	35
2	Bottomline Technologies (de), Inc.*	69
1	Brightcove, Inc.*	14
29	Broadcom Corp., Class A	774
6	Broadridge Financial Solutions, Inc.	229
1	BroadSoft, Inc.*	27
22	Brocade Communications Systems, Inc.*	193
3	Brooks Automation, Inc.	32
16	CA, Inc.	528
1	Cabot Microelectronics Corp.*	45
1	CACI International, Inc., Class A*	72
14	Cadence Design Systems, Inc.*	185
2	CalAmp Corp.*	50
2	Calix, Inc.*	20
2	Callidus Software, Inc.*	22
1	Carbonite, Inc.*	12
2	Cardtronics, Inc.*	85
1	Cass Information Systems, Inc.	63
3	Cavium, Inc.*	109
1	CDW Corp.	22
1	CEVA, Inc.*	16
2	Checkpoint Systems, Inc.*	29
4	CIBER, Inc.*	16
5	Ciena Corp.*	111
3	Cirrus Logic, Inc.*	61
268	Cisco Systems, Inc.	5,695
9	Citrix Systems, Inc.*	534
4	Cognex Corp.	132
15	Cognizant Technology Solutions Corp., Class A*	1,408
1	Coherent, Inc.	69
1	Cohu, Inc.	10
2	CommVault Systems, Inc.*	150
8	Computer Sciences Corp.	421
1	Computer Task Group, Inc.	19
11	Compuware Corp.	121
2	comScore, Inc.*	54

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1	Comtech Telecommunications Corp.	$32
1	Comverse, Inc.*	33
2	Concur Technologies, Inc.*	194
2	Constant Contact, Inc.*	55
5	Convergys Corp.	103
5	CoreLogic, Inc.*	176
2	Cornerstone OnDemand, Inc.*	101
74	Corning, Inc.	1,264
1	CoStar Group, Inc.*	186
2	Cray, Inc.*	48
6	Cree, Inc.*	335
2	CSG Systems International, Inc.	58
2	CTS Corp.	36
7	Cypress Semiconductor Corp.*	68
2	Daktronics, Inc.	31
1	Datalink Corp.*	10
2	Dealertrack Technologies, Inc.*	84
2	Demand Media, Inc.*	11
1	Demandware, Inc.*	57
2	Dice Holdings, Inc.*	15
3	Diebold, Inc.	102
1	Digi International, Inc.*	11
2	Digital River, Inc.*	36
2	Diodes, Inc.*	41
2	Dolby Laboratories, Inc., Class A	72
1	DSP Group, Inc.*	9
2	DST Systems, Inc.	177
1	DTS, Inc.*	22
1	E2open, Inc.*	22
5	EarthLink, Inc.	27
65	eBay, Inc.*	3,284
2	Ebix, Inc.	28
2	EchoStar Corp., Class A*	100
1	eGain Corp.*	12
1	Electro Rent Corp.	21
1	Electro Scientific Industries, Inc.	10
15	Electronic Arts, Inc.*	333
2	Electronics For Imaging, Inc.*	79
1	Ellie Mae, Inc.*	28
105	EMC Corp.	2,504
5	Emulex Corp.*	37
7	Entegris, Inc.*	77
4	Entropic Communications, Inc.*	20
1	Envestnet, Inc.*	40
1	EPAM Systems, Inc.*	35
2	EPIQ Systems, Inc.	33
2	Equinix, Inc.*	321
3	Euronet Worldwide, Inc.*	145
1	EVERTEC, Inc.	22
2	Exar Corp.*	24
2	ExlService Holdings, Inc.*	53
5	Extreme Networks, Inc.*	35
4	F5 Networks, Inc.*	329
1	Fabrinet*	20
85	Facebook, Inc., Class A*	3,996
2	FactSet Research Systems, Inc.	226
2	Fair Isaac Corp.	118
6	Fairchild Semiconductor International, Inc.*	76
1	FARO Technologies, Inc.*	55
2	FEI Co.	182
15	Fidelity National Information Services, Inc.	760
5	Finisar Corp.*	103
3	First Solar, Inc.*	179
7	Fiserv, Inc.*	769
3	FleetCor Technologies, Inc.*	365
1	FleetMatics Group PLC*	39
7	FLIR Systems, Inc.	208
3	FormFactor, Inc.*	16
1	Forrester Research, Inc.	40
7	Fortinet, Inc.*	120
3	Freescale Semiconductor Ltd.*	44
4	Fusion-io, Inc.*	40
5	Gartner, Inc.*	323
8	Genpact Ltd.*	143
3	Global Cash Access Holdings, Inc.*	29
1	Global Eagle Entertainment, Inc.*	15
4	Global Payments, Inc.	252
1	Globecomm Systems, Inc.*	14
3	Glu Mobile, Inc.*	11
1	Gogo, Inc.*	27
14	Google, Inc., Class A*	14,834
2	GSI Group, Inc.*	22
1	GSI Technology, Inc.*	7
6	GT Advanced Technologies, Inc.*	59
1	Guidance Software, Inc.*	9
2	Guidewire Software, Inc.*	95
1	Hackett Group, Inc. (The)	6
5	Harmonic, Inc.*	38
5	Harris Corp.	323
2	Heartland Payment Systems, Inc.	90
98	Hewlett-Packard Co.	2,680
2	Higher One Holdings, Inc.*	20
2	Hittite Microwave Corp.*	126
1	Hutchinson Technology, Inc.*	3
4	IAC/InterActiveCorp	229
2	iGATE Corp.*	67
2	Imation Corp.*	9
1	Immersion Corp.*	12
1	Imperva, Inc.*	45
6	Infinera Corp.*	56
3	Infoblox, Inc.*	95
5	Informatica Corp.*	194
8	Ingram Micro, Inc., Class A*	188
1	Inphi Corp.*	13
2	Insight Enterprises, Inc.*	48
7	Integrated Device Technology, Inc.*	69
1	Integrated Silicon Solution, Inc.*	12
249	Intel Corp.	5,936
1	Interactive Intelligence Group, Inc.*	65
2	InterDigital, Inc.	68
1	Intermolecular, Inc.*	6
3	Internap Network Services Corp.*	23
52	International Business Machines Corp.	9,343
3	International Rectifier Corp.*	72
6	Intersil Corp., Class A	63
2	IntraLinks Holdings, Inc.*	22
15	Intuit, Inc.	1,113
3	InvenSense, Inc.*	52
2	IPG Photonics Corp.	145
2	Itron, Inc.*	85
3	Ixia*	39
1	IXYS Corp.	12
2	j2 Global, Inc.	96
10	Jabil Circuit, Inc.	203
4	Jack Henry & Associates, Inc.	227
12	JDS Uniphase Corp.*	146
2	Jive Software, Inc.*	22
25	Juniper Networks, Inc.*	507
2	Kemet Corp.*	12
8	KLA-Tencor Corp.	511

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3	Kopin Corp.*	$12
1	KVH Industries, Inc.*	14
8	Lam Research Corp.*	417
6	Lattice Semiconductor Corp.*	33
4	Leidos Holdings, Inc.	195
4	Lender Processing Services, Inc.	140
3	Lexmark International, Inc., Class A	106
3	Limelight Networks, Inc.*	6
12	Linear Technology Corp.	511
5	LinkedIn Corp., Class A*	1,120
3	Lionbridge Technologies, Inc.*	17
1	Liquidity Services, Inc.*	23
1	Littelfuse, Inc.	87
3	LivePerson, Inc.*	37
1	LogMeIn, Inc.*	35
28	LSI Corp.	226
2	LTX-Credence Corp.*	14
1	M/A-COM Technology Solutions Holdings, Inc.*	16
1	Manhattan Associates, Inc.*	120
1	ManTech International Corp., Class A	29
1	Marchex, Inc., Class B	9
20	Marvell Technology Group Ltd.	285
6	MasterCard, Inc., Class A	4,565
15	Maxim Integrated Products, Inc.	427
3	MAXIMUS, Inc.	137
1	MaxLinear, Inc., Class A*	9
1	Maxwell Technologies, Inc.*	8
1	Measurement Specialties, Inc.*	55
5	Mentor Graphics Corp.	113
2	Mercury Systems, Inc.*	22
2	Methode Electronics, Inc.	58
2	Micrel, Inc.	19
10	Microchip Technology, Inc.	433
52	Micron Technology, Inc.*	1,097
4	MICROS Systems, Inc.*	215
5	Microsemi Corp.*	122
419	Microsoft Corp.	15,976
2	Millennial Media, Inc.*	13
2	Mindspeed Technologies, Inc.*	10
1	Mitek Systems, Inc.*	7
3	MKS Instruments, Inc.	89
2	ModusLink Global Solutions, Inc.*	8
7	Molex, Inc.	270
1	MoneyGram International, Inc.*	21
2	Monolithic Power Systems, Inc.	67
2	Monotype Imaging Holdings, Inc.	62
6	Monster Worldwide, Inc.*	34
2	MoSys, Inc.*	9
12	Motorola Solutions, Inc.	791
2	Move, Inc.*	31
1	MTS Systems Corp.	70
1	Nanometrics, Inc.*	19
5	National Instruments Corp.	156
8	NCR Corp.*	280
1	Neonode, Inc.*	6
1	NeoPhotonics Corp.*	6
17	NetApp, Inc.	701
2	NETGEAR, Inc.*	64
2	Netscout Systems, Inc.*	61
2	NetSuite, Inc.*	192
3	NeuStar, Inc., Class A*	146
2	Newport Corp.*	34
3	NIC, Inc.	73
13	Nuance Communications, Inc.*	176
1	Numerex Corp., Class A*	13
29	NVIDIA Corp.	452
3	OmniVision Technologies, Inc.*	48
23	ON Semiconductor Corp.*	163
1	OpenTable, Inc.*	84
1	Oplink Communications, Inc.*	16
178	Oracle Corp.	6,282
1	OSI Systems, Inc.*	77
2	Palo Alto Networks, Inc.*	100
7	Pandora Media, Inc.*	199
1	Park Electrochemical Corp.	30
4	Parkervision, Inc.*	17
16	Paychex, Inc.	700
1	PC-Tel, Inc.	10
1	PDF Solutions, Inc.*	23
1	Pegasystems, Inc.	50
1	Peregrine Semiconductor Corp.*	9
2	Perficient, Inc.*	43
1	Pericom Semiconductor Corp.*	10
3	Photronics, Inc.*	26
2	Planet Payment, Inc.*	5
2	Plantronics, Inc.	89
2	Plexus Corp.*	81
2	PLX Technology, Inc.*	13
10	PMC-Sierra, Inc.*	60
9	Polycom, Inc.*	97
1	Power Integrations, Inc.	53
1	PRGX Global, Inc.*	7
1	Procera Networks, Inc.*	15
3	Progress Software Corp.*	79
1	Proofpoint, Inc.*	31
1	PROS Holdings, Inc.*	39
6	PTC, Inc.*	195
4	Qlik Technologies, Inc.*	100
4	QLogic Corp.*	50
87	QUALCOMM, Inc.	6,401
1	Qualys, Inc.*	25
11	Quantum Corp.*	14
2	QuinStreet, Inc.*	18
6	Rackspace Hosting, Inc.*	229
1	Radisys Corp.*	2
6	Rambus, Inc.*	52
2	RealD, Inc.*	18
1	RealNetworks, Inc.*	8
2	RealPage, Inc.*	45
10	Red Hat, Inc.*	469
2	Responsys, Inc.*	34
14	RF Micro Devices, Inc.*	74
1	Richardson Electronics Ltd.	11
8	Riverbed Technology, Inc.*	138
1	Rofin-Sinar Technologies, Inc.*	26
1	Rogers Corp.*	63
1	Rosetta Stone, Inc.*	12
5	Rovi Corp.*	92
1	Rubicon Technology, Inc.*	10
2	Ruckus Wireless, Inc.*	26
2	Rudolph Technologies, Inc.*	23
30	Salesforce.com, Inc.*	1,563
11	SanDisk Corp.	750
4	Sanmina Corp.*	62
1	Sapiens International Corp. N.V.	7
6	Sapient Corp.*	94
1	ScanSource, Inc.*	42
2	Science Applications International Corp.	74
1	SciQuest, Inc.*	28
2	Seachange International, Inc.*	30

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3	Semtech Corp.*	$89
4	ServiceNow, Inc.*	212
3	ServiceSource International, Inc.*	29
3	ShoreTel, Inc.*	24
2	Sigma Designs, Inc.*	11
2	Silicon Graphics International Corp.*	27
4	Silicon Image, Inc.*	22
2	Silicon Laboratories, Inc.*	78
10	Skyworks Solutions, Inc.*	266
3	SolarWinds, Inc.*	100
3	Solera Holdings, Inc.	200
11	Sonus Networks, Inc.*	32
2	Spansion, Inc., Class A*	25
1	Spark Networks, Inc.*	6
2	Speed Commerce, Inc.*	8
5	Splunk, Inc.*	361
1	SPS Commerce, Inc.*	66
3	SS&C Technologies Holdings, Inc.*	129
1	Stamps.com, Inc.*	46
2	Stratasys Ltd.*	236
13	SunEdison, Inc.*	165
2	SunPower Corp.*	61
2	Super Micro Computer, Inc.*	32
3	Support.com, Inc.*	12
2	Sykes Enterprises, Inc.*	44
35	Symantec Corp.	787
2	Synaptics, Inc.*	101
1	Synchronoss Technologies, Inc.*	32
1	SYNNEX Corp.*	66
8	Synopsys, Inc.*	293
1	Syntel, Inc.	88
4	Take-Two Interactive Software, Inc.*	65
2	Tangoe, Inc.*	31
2	Tech Data Corp.*	104
1	TechTarget, Inc.*	6
2	TeleCommunication Systems, Inc., Class A*	5
1	Telenav, Inc.*	7
1	TeleTech Holdings, Inc.*	26
18	Tellabs, Inc.	44
8	Teradata Corp.*	365
10	Teradyne, Inc.*	170
3	Tessera Technologies, Inc.	60
56	Texas Instruments, Inc.	2,408
8	TIBCO Software, Inc.*	193
6	TiVo, Inc.*	77
8	Total System Services, Inc.	248
13	Trimble Navigation Ltd.*	415
8	TriQuint Semiconductor, Inc.*	63
1	Trulia, Inc.*	34
3	TTM Technologies, Inc.*	29
2	Tyler Technologies, Inc.*	205
1	Ubiquiti Networks, Inc.	39
1	Ultimate Software Group, Inc. (The)*	157
1	Ultra Clean Holdings, Inc.*	10
1	Ultratech, Inc.*	26
1	Uni-Pixel, Inc.*	13
2	Unisys Corp.*	55
1	United Online, Inc.	16
2	Universal Display Corp.*	72
5	Unwired Planet, Inc.*	8
4	ValueClick, Inc.*	86
4	Vantiv, Inc., Class A*	121
1	VASCO Data Security International, Inc.*	8
2	Veeco Instruments, Inc.*	64
5	VeriFone Systems, Inc.*	128
3	Verint Systems, Inc.*	114
7	VeriSign, Inc.*	398
2	ViaSat, Inc.*	120
2	VirnetX Holding Corp.*	40
1	Virtusa Corp.*	35
26	Visa, Inc., Class A	5,290
7	Vishay Intertechnology, Inc.*	91
1	Vishay Precision Group, Inc.*	17
2	Vistaprint N.V.*	115
4	VMware, Inc., Class A*	323
1	Vocus, Inc.*	10
3	Vringo, Inc.*	10
2	Web.com Group, Inc.*	57
2	WebMD Health Corp.*	77
2	Westell Technologies, Inc., Class A*	8
11	Western Digital Corp.	825
28	Western Union Co. (The)	467
2	WEX, Inc.*	199
2	Workday, Inc., Class A*	165
62	Xerox Corp.	706
13	Xilinx, Inc.	578
1	XO Group, Inc.*	16
45	Yahoo!, Inc.*	1,664
1	Yelp, Inc.*	61
3	Zebra Technologies Corp., Class A*	156
1	Zillow, Inc., Class A*	79
3	Zix Corp.*	14
1	Zygo Corp.*	16
29	Zynga, Inc., Class A*	126
		180,345
	Materials — 1.0%

1	A. Schulman, Inc.	34
1	A.M. Castle & Co.*	14
1	Advanced Emissions Solutions, Inc.*	58
10	Air Products & Chemicals, Inc.	1,088
3	Airgas, Inc.	326
7	AK Steel Holding Corp.*	40
4	Albemarle Corp.	275
54	Alcoa, Inc.	519
5	Allegheny Technologies, Inc.	166
5	Allied Nevada Gold Corp.*	17
1	AMCOL International Corp.	31
1	American Vanguard Corp.	29
3	Aptargroup, Inc.	195
1	Arabian American Development Co.*	10
4	Ashland, Inc.	364
5	Avery Dennison Corp.	244
4	Axiall Corp.	181
1	Balchem Corp.	59
7	Ball Corp.	350
5	Bemis Co., Inc.	195
3	Berry Plastics Group, Inc.*	64
1	Boise Cascade Co.*	26
3	Cabot Corp.	146
3	Calgon Carbon Corp.*	62
2	Carpenter Technology Corp.	121
8	Celanese Corp.	449
3	Century Aluminum Co.*	27
3	CF Industries Holdings, Inc.	652
5	Chemtura Corp.*	132
1	Clearwater Paper Corp.*	53
8	Cliffs Natural Resources, Inc.	200
5	Coeur Mining, Inc.*	55
6	Commercial Metals Co.	117

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2	Compass Minerals International, Inc.	$143
7	Crown Holdings, Inc.*	309
2	Cytec Industries, Inc.	179
1	Deltic Timber Corp.	63
2	Domtar Corp.	171
61	Dow Chemical Co. (The)	2,383
46	E.I. du Pont de Nemours & Co.	2,823
2	Eagle Materials, Inc.	156
8	Eastman Chemical Co.	616
13	Ecolab, Inc.	1,393
4	Ferro Corp.*	56
2	Flotek Industries, Inc.*	42
7	FMC Corp.	510
52	Freeport-McMoRan Copper & Gold, Inc.	1,804
1	FutureFuel Corp.	17
3	General Moly, Inc.*	4
3	Globe Specialty Metals, Inc.	53
2	Gold Resource Corp.	10
11	Graphic Packaging Holding Co.*	99
2	Greif, Inc., Class A	110
3	H.B. Fuller Co.	154
1	Haynes International, Inc.	54
4	Headwaters, Inc.*	39
17	Hecla Mining Co.	50
2	Horsehead Holding Corp.*	30
10	Huntsman Corp.	229
1	Innophos Holdings, Inc.	48
1	Innospec, Inc.	49
4	International Flavors & Fragrances, Inc.	353
22	International Paper Co.	1,026
3	Intrepid Potash, Inc.	46
1	Kaiser Aluminum Corp.	67
2	KapStone Paper and Packaging Corp.	107
1	Koppers Holdings, Inc.	47
2	Kraton Performance Polymers, Inc.*	47
1	Kronos Worldwide, Inc.	17
1	Landec Corp.*	12
7	Louisiana-Pacific Corp.*	115
1	LSB Industries, Inc.*	32
20	LyondellBasell Industries N.V., Class A	1,544
2	Martin Marietta Materials, Inc.	193
1	Materion Corp.	29
9	MeadWestvaco Corp.	316
6	Midway Gold Corp.*	5
2	Minerals Technologies, Inc.	119
7	Molycorp, Inc.*	33
27	Monsanto Co.	3,060
15	Mosaic Co. (The)	719
1	Myers Industries, Inc.	20
1	Neenah Paper, Inc.	42
25	Newmont Mining Corp.	621
2	Noranda Aluminum Holding Corp.	6
16	Nucor Corp.	817
4	Olin Corp.	99
2	OM Group, Inc.*	66
2	OMNOVA Solutions, Inc.*	18
8	Owens-Illinois, Inc.*	264
2	P. H. Glatfelter Co.	56
5	Packaging Corp. of America	306
7	Paramount Gold and Silver Corp.*	8
5	PolyOne Corp.	162
7	PPG Industries, Inc.	1,288
15	Praxair, Inc.	1,894
1	Quaker Chemical Corp.	81
4	Reliance Steel & Aluminum Co.	294
4	Resolute Forest Products, Inc.*	65
4	Rock-Tenn Co., Class A	378
4	Rockwood Holdings, Inc.	274
3	Royal Gold, Inc.	135
7	RPM International, Inc.	277
2	RTI International Metals, Inc.*	70
1	Schnitzer Steel Industries, Inc., Class A	31
2	Schweitzer-Mauduit International, Inc.	103
2	Scotts Miracle-Gro Co. (The), Class A	117
10	Sealed Air Corp.	321
3	Sensient Technologies Corp.	147
4	Sherwin-Williams Co. (The)	732
6	Sigma-Aldrich Corp.	517
2	Silgan Holdings, Inc.	94
5	Sonoco Products Co.	200
8	Southern Copper Corp.	201
11	Steel Dynamics, Inc.	200
1	Stepan Co.	63
6	Stillwater Mining Co.*	67
4	SunCoke Energy, Inc.*	91
4	Tahoe Resources, Inc.*	71
1	Taminco Corp.*	22
1	Texas Industries, Inc.*	58
1	Tredegar Corp.	26
1	U.S. Silica Holdings, Inc.	35
7	United States Steel Corp.	188
1	US Concrete, Inc.*	23
4	Valspar Corp. (The)	282
7	Vulcan Materials Co.	395
3	Walter Energy, Inc.	43
2	Wausau Paper Corp.	24
1	Westlake Chemical Corp.	113
3	Worthington Industries, Inc.	126
4	WR Grace & Co.*	384
1	Zep, Inc.	19
1	Zoltek Cos., Inc.*	17
		37,731
	Telecommunication Services — 0.5%

4	8x8, Inc.*	42
270	AT&T, Inc.	9,507
1	Boingo Wireless, Inc.*	7
1	Cbeyond, Inc.*	6
31	CenturyLink, Inc.	952
10	Cincinnati Bell, Inc.*	32
2	Cogent Communications Group, Inc.	78
2	Consolidated Communications Holdings, Inc.	39
17	Crown Castle International Corp.*	1,262
1	Fairpoint Communications, Inc.*	9
50	Frontier Communications Corp.	234
2	General Communication, Inc., Class A*	20
1	Hawaiian Telcom Holdco, Inc.*	30
1	HickoryTech Corp.	14
1	IDT Corp., Class B	22
3	inContact, Inc.*	23
2	Inteliquent, Inc.	23
1	Intelsat S.A.*	22
3	Iridium Communications, Inc.*	18
3	Leap Wireless International, Inc.*	50
8	Level 3 Communications, Inc.*	243
1	Lumos Networks Corp.	23

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1	magicJack VocalTec Ltd.*	$11
9	NII Holdings, Inc.*	23
1	NTELOS Holdings Corp.	21
2	ORBCOMM, Inc.*	12
2	Premiere Global Services, Inc.*	19
6	SBA Communications Corp., Class A*	511
1	Shenandoah Telecommunications Co.	25
43	Sprint Corp.*	361
5	Telephone & Data Systems, Inc.	139
9	T-Mobile US, Inc.*	234
3	Towerstream Corp.*	7
8	tw telecom, inc.*	227
1	United States Cellular Corp.	44
1	USA Mobility, Inc.	15
144	Verizon Communications, Inc.	7,145
8	Vonage Holdings Corp.*	26
30	Windstream Holdings, Inc.	242
		21,718
	Utilities — 0.8%

31	AES Corp. (The)	452
6	AGL Resources, Inc.	279
2	ALLETE, Inc.	99
6	Alliant Energy Corp.	309
12	Ameren Corp.	430
24	American Electric Power Co., Inc.	1,129
2	American States Water Co.	58
9	American Water Works Co., Inc.	381
9	Aqua America, Inc.	217
6	Atlantic Power Corp.	22
5	Atmos Energy Corp.	222
3	Avista Corp.	82
2	Black Hills Corp.	101
2	California Water Service Group	46
20	Calpine Corp.*	378
22	CenterPoint Energy, Inc.	515
3	Cleco Corp.	137
13	CMS Energy Corp.	345
1	Connecticut Water Service, Inc.	35
15	Consolidated Edison, Inc.	828
1	Consolidated Water Co., Ltd.	13
29	Dominion Resources, Inc.	1,882
9	DTE Energy Co.	601
35	Duke Energy Corp.	2,449
5	Dynegy, Inc.*	107
16	Edison International	739
2	El Paso Electric Co.	72
2	Empire District Electric Co. (The)	45
9	Entergy Corp.	557
43	Exelon Corp.	1,157
21	FirstEnergy Corp.	685
1	Genie Energy Ltd., Class B*	17
8	Great Plains Energy, Inc.	190
5	Hawaiian Electric Industries, Inc.	127
3	IDACORP, Inc.	155
4	Integrys Energy Group, Inc.	215
3	ITC Holdings Corp.	271
2	Laclede Group, Inc. (The)	92
9	MDU Resources Group, Inc.	267
1	MGE Energy, Inc.	56
1	Middlesex Water Co.	22
4	National Fuel Gas Co.	270
2	New Jersey Resources Corp.	91
21	NextEra Energy, Inc.	1,776
16	NiSource, Inc.	506
16	Northeast Utilities	657
1	Northwest Natural Gas Co.	43
2	NorthWestern Corp.	88
16	NRG Energy, Inc.	423
1	NRG Yield, Inc., Class A	36
12	NV Energy, Inc.	284
10	OGE Energy Corp.	344
10	ONEOK, Inc.	581
1	Ormat Technologies, Inc.	25
2	Otter Tail Corp.	59
12	Pepco Holdings, Inc.	229
22	PG&E Corp.	888
4	Piedmont Natural Gas Co., Inc.	133
6	Pinnacle West Capital Corp.	320
4	PNM Resources, Inc.	93
4	Portland General Electric Co.	119
32	PPL Corp.	983
25	Public Service Enterprise Group, Inc.	817
1	Pure Cycle Corp.*	7
9	Questar Corp.	203
7	SCANA Corp.	330
12	Sempra Energy	1,061
1	SJW Corp.	27
2	South Jersey Industries, Inc.	113
44	Southern Co. (The)	1,788
2	Southwest Gas Corp.	106
11	TECO Energy, Inc.	187
6	UGI Corp.	242
3	UIL Holdings Corp.	113
1	Unitil Corp.	30
2	UNS Energy Corp.	96
4	Vectren Corp.	139
7	Westar Energy, Inc.	220
3	WGL Holdings, Inc.	120
11	Wisconsin Energy Corp.	460
25	Xcel Energy, Inc.	701
1	York Water Co.	22
		30,514
	Total Common Stocks (Cost $1,004,388)	1,013,369

	Investment Company (a) — 0.0%‡
	Financials — 0.0%‡

1	Stellus Capital Investment Corp.	15

	Total Investment Company (Cost $15)	15

No. of Rights
Rights — 0.0%‡
1	Omthera Pharmaceuticals, Inc., at $4.70*^	—
	Total Rights (Cost $—)	—

Principal Amount
	U.S. Government & Agency Security (a) — 17.4%
	Federal Home Loan Bank
$685,081	0.00%, due 12/02/13	685,081
	Total U.S. Government & Agency Security (Cost $685,081)	685,081

See accompanying notes to the financial statements.

Principal Amount		Value
	Repurchase Agreements (a)(b) — 39.9%
$1,566,565	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $1,566,570	$1,566,565
	Total Repurchase Agreements (Cost $1,566,565)	1,566,565

	Total Investment Securities (Cost $3,256,049) — 83.1%	3,265,030
	Other assets less liabilities — 16.9%	663,625
	Net Assets — 100.0%	$3,928,655

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At November 30, 2013, the value of these securities amounted to $2 or 0.00% of net assets.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $410,505.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                                          Real Estate Investment Trust

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,118
Aggregate gross unrealized depreciation	(8,920)
Net unrealized appreciation	$5,198
Federal income tax cost of investments	$3,259,832

Swap Agreements‡

Ultra Russell3000 had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 3000® Index	12/06/13	$1,476,674	$31,324

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 3000® Index	11/06/14	68,024	425,639

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 3000® Index	12/06/13	486,211	10,136

Equity Index Swap Agreement with Merrill Lynch International, based on the Russell 3000® Index	01/06/14	1,956,834	47,128

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell 3000® Index	11/06/15	860,966	21,439

Equity Index Swap Agreement with Societe Generale, based on the Russell 3000® Index	11/06/15	1,421,409	33,624

Equity Index Swap Agreement with UBS AG, based on the Russell 3000® Index	12/06/13	203,754	2,469

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell 3000 Index Fund	11/06/15	370,128	7,874

			$579,633

‡  Total return based on the underlying index less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.37%.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2013 (Unaudited)

Ultra S&P500®

Shares		Value
	Common Stocks (a) — 60.5%
	Consumer Discretionary — 7.6%

8,881	Abercrombie & Fitch Co., Class A	$304,441
43,052	Amazon.com, Inc.*	16,946,128
7,489	AutoNation, Inc.*	367,261
4,139	AutoZone, Inc.*	1,910,562
25,329	Bed Bath & Beyond, Inc.*	1,976,422
31,370	Best Buy Co., Inc.	1,272,054
13,316	BorgWarner, Inc.	1,427,076
24,881	Cablevision Systems Corp., Class A	417,254
26,006	CarMax, Inc.*	1,309,402
50,922	Carnival Corp.	1,838,793
65,432	CBS Corp. (Non-Voting), Class B	3,831,698
3,598	Chipotle Mexican Grill, Inc.*	1,884,848
32,807	Coach, Inc.	1,899,525
304,216	Comcast Corp., Class A	15,171,252
33,059	D.R. Horton, Inc.	657,213
15,161	Darden Restaurants, Inc.	808,536
32,845	Delphi Automotive PLC	1,923,075
59,378	DIRECTV*	3,925,480
26,857	Discovery Communications, Inc., Class A*	2,343,810
34,644	Dollar General Corp.*	1,972,629
24,204	Dollar Tree, Inc.*	1,346,953
12,498	Expedia, Inc.	795,998
11,234	Family Dollar Stores, Inc.	783,796
458,233	Ford Motor Co.	7,826,620
5,837	Fossil Group, Inc.*	742,875
13,601	GameStop Corp., Class A	656,248
26,652	Gannett Co., Inc.	721,203
32,078	Gap, Inc. (The)	1,314,236
14,312	Garmin Ltd.	694,991
109,475	General Motors Co.*	4,239,967
18,023	Genuine Parts Co.	1,493,025
28,621	Goodyear Tire & Rubber Co. (The)	637,103
511	Graham Holdings Co.	344,159
31,847	H&R Block, Inc.	888,213
25,945	Harley-Davidson, Inc.	1,738,834
7,912	Harman International Industries, Inc.	641,189
13,414	Hasbro, Inc.	721,942
166,608	Home Depot, Inc. (The)	13,440,267
30,323	International Game Technology	530,349
49,104	Interpublic Group of Cos., Inc. (The)	854,410
79,589	Johnson Controls, Inc.	4,020,040
23,745	Kohl’s Corp.	1,312,624
28,312	L Brands, Inc.	1,839,997
16,509	Leggett & Platt, Inc.	498,737
19,301	Lennar Corp., Class A	690,204
122,324	Lowe’s Cos., Inc.	5,807,944
43,774	Macy’s, Inc.	2,331,403
26,449	Marriott International, Inc., Class A	1,243,632
40,067	Mattel, Inc.	1,853,900
116,260	McDonald’s Corp.	11,320,236
20,771	Michael Kors Holdings Ltd.*	1,693,875
6,843	Netflix, Inc.*	2,503,169
33,488	Newell Rubbermaid, Inc.	1,016,361
57,916	News Corp., Class A*	1,040,171
86,990	NIKE, Inc., Class B	6,884,389
16,766	Nordstrom, Inc.	1,043,013
29,927	Omnicom Group, Inc.	2,138,284
12,625	O’Reilly Automotive, Inc.*	1,577,620
12,085	PetSmart, Inc.	895,619
5,997	priceline.com, Inc.*	7,150,403
40,661	PulteGroup, Inc.	762,800
9,484	PVH Corp.	1,270,097
7,041	Ralph Lauren Corp.	1,233,794
25,206	Ross Stores, Inc.	1,927,251
12,725	Scripps Networks Interactive, Inc., Class A	949,158
76,812	Staples, Inc.	1,192,890
87,405	Starbucks Corp.	7,120,011
22,674	Starwood Hotels & Resorts Worldwide, Inc.	1,688,760
73,407	Target Corp.	4,692,910
12,798	Tiffany & Co.	1,140,814
33,230	Time Warner Cable, Inc.	4,593,051
107,009	Time Warner, Inc.	7,031,561
83,205	TJX Cos., Inc.	5,231,930
12,973	TripAdvisor, Inc.*	1,145,775
231,023	Twenty-First Century Fox, Inc., Class A	7,736,960
12,687	Urban Outfitters, Inc.*	495,047
10,228	VF Corp.	2,399,284
47,203	Viacom, Inc., Class B	3,784,265
193,239	Walt Disney Co. (The)	13,631,079
9,216	Whirlpool Corp.	1,407,836
15,469	Wyndham Worldwide Corp.	1,109,282
9,404	Wynn Resorts Ltd.	1,559,841
51,911	Yum! Brands, Inc.	4,032,446
		235,598,300
	Consumer Staples — 6.1%

233,141	Altria Group, Inc.	8,621,554
76,678	Archer-Daniels-Midland Co.	3,086,290
50,441	Avon Products, Inc.	899,363
18,829	Beam, Inc.	1,271,522
18,892	Brown-Forman Corp., Class B	1,417,278
20,752	Campbell Soup Co.	803,725
15,176	Clorox Co. (The)	1,413,948
443,440	Coca-Cola Co. (The)	17,821,854
28,926	Coca-Cola Enterprises, Inc.	1,213,156
102,513	Colgate-Palmolive Co.	6,746,381
49,096	ConAgra Foods, Inc.	1,619,677
19,299	Constellation Brands, Inc., Class A*	1,358,843
50,775	Costco Wholesale Corp.	6,368,708
142,872	CVS Caremark Corp.	9,566,709
23,676	Dr. Pepper Snapple Group, Inc.	1,142,604
29,746	Estee Lauder Cos., Inc. (The), Class A	2,229,760
74,647	General Mills, Inc.	3,764,448
17,400	Hershey Co. (The)	1,685,886
15,665	Hormel Foods Corp.	705,238
12,230	J.M. Smucker Co. (The)	1,274,855
29,942	Kellogg Co.	1,815,683
44,565	Kimberly-Clark Corp.	4,864,715
69,269	Kraft Foods Group, Inc.	3,679,569
60,277	Kroger Co. (The)	2,516,565
43,504	Lorillard, Inc.	2,233,060
15,353	McCormick & Co., Inc. (Non-Voting)	1,059,357
23,541	Mead Johnson Nutrition Co.	1,989,450
18,343	Molson Coors Brewing Co., Class B	966,126

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
207,111	Mondelez International, Inc., Class A	$6,944,432
15,760	Monster Beverage Corp.*	932,677
179,377	PepsiCo, Inc.	15,150,181
188,265	Philip Morris International, Inc.	16,104,188
318,555	Procter & Gamble Co. (The)	26,828,702
36,821	Reynolds American, Inc.	1,857,620
28,053	Safeway, Inc.	981,013
68,423	Sysco Corp.	2,301,066
32,359	Tyson Foods, Inc., Class A	1,025,457
101,114	Walgreen Co.	5,985,949
189,319	Wal-Mart Stores, Inc.	15,336,732
43,334	Whole Foods Market, Inc.	2,452,704
		188,037,045
	Energy — 6.2%

58,472	Anadarko Petroleum Corp.	5,193,483
46,973	Apache Corp.	4,297,560
51,518	Baker Hughes, Inc.	2,934,465
48,931	Cabot Oil & Gas Corp.	1,685,673
28,636	Cameron International Corp.*	1,586,148
58,929	Chesapeake Energy Corp.	1,583,422
224,706	Chevron Corp.	27,513,003
142,262	ConocoPhillips	10,356,674
26,620	CONSOL Energy, Inc.	947,140
43,370	Denbury Resources, Inc.*	723,412
44,388	Devon Energy Corp.	2,690,801
8,082	Diamond Offshore Drilling, Inc.	485,324
27,169	Ensco PLC, Class A	1,605,144
31,678	EOG Resources, Inc.	5,226,870
17,511	EQT Corp.	1,490,361
511,947	Exxon Mobil Corp.	47,856,806
27,561	FMC Technologies, Inc.*	1,325,684
98,354	Halliburton Co.	5,181,289
12,383	Helmerich & Payne, Inc.	953,491
33,548	Hess Corp.	2,721,749
78,322	Kinder Morgan, Inc.	2,783,564
82,540	Marathon Oil Corp.	2,974,742
36,415	Marathon Petroleum Corp.	3,012,977
20,431	Murphy Oil Corp.	1,326,585
30,210	Nabors Industries Ltd.	499,975
49,709	National Oilwell Varco, Inc.	4,051,283
15,769	Newfield Exploration Co.*	443,109
29,476	Noble Corp. PLC	1,123,625
41,777	Noble Energy, Inc.	2,934,416
93,718	Occidental Petroleum Corp.	8,899,461
31,376	Peabody Energy Corp.	571,043
71,067	Phillips 66	4,946,974
16,118	Pioneer Natural Resources Co.	2,864,974
20,851	QEP Resources, Inc.	667,649
19,010	Range Resources Corp.	1,476,126
14,436	Rowan Cos. PLC, Class A*	499,774
153,899	Schlumberger Ltd.	13,607,750
40,896	Southwestern Energy Co.*	1,581,039
77,843	Spectra Energy Corp.	2,611,633
15,717	Tesoro Corp.	921,488
39,408	Transocean Ltd.	1,985,375
63,046	Valero Energy Corp.	2,882,463
79,454	Williams Cos., Inc. (The)	2,798,370
23,328	WPX Energy, Inc.*	433,668
		192,256,562
	Financials — 9.9%

39,550	ACE Ltd.	4,064,949
54,088	Aflac, Inc.	3,589,821
53,892	Allstate Corp. (The)	2,924,719
107,916	American Express Co.	9,259,193
171,723	American International Group, Inc.	8,543,219
45,944	American Tower Corp. (REIT)	3,573,065
23,013	Ameriprise Financial, Inc.	2,491,157
35,760	Aon PLC	2,919,446
16,980	Apartment Investment & Management Co., Class A (REIT)	426,368
8,714	Assurant, Inc.	565,887
14,151	AvalonBay Communities, Inc. (REIT)	1,677,743
1,249,558	Bank of America Corp.	19,768,008
133,810	Bank of New York Mellon Corp. (The)	4,509,397
81,862	BB&T Corp.	2,843,886
209,360	Berkshire Hathaway, Inc., Class B*	24,396,721
14,654	BlackRock, Inc.	4,436,498
17,727	Boston Properties, Inc. (REIT)	1,763,659
68,091	Capital One Financial Corp.	4,877,358
32,245	CBRE Group, Inc., Class A*	781,619
134,508	Charles Schwab Corp. (The)	3,292,756
29,727	Chubb Corp. (The)	2,867,169
17,139	Cincinnati Financial Corp.	898,255
353,695	Citigroup, Inc.	18,717,539
36,549	CME Group, Inc.	2,995,191
21,508	Comerica, Inc.	975,388
56,260	Discover Financial Services	2,998,658
33,387	E*TRADE Financial Corp.*	598,295
38,979	Equity Residential (REIT)	2,008,978
103,164	Fifth Third Bancorp	2,096,292
47,284	Franklin Resources, Inc.	2,619,061
57,427	Genworth Financial, Inc., Class A*	867,722
48,582	Goldman Sachs Group, Inc. (The)	8,207,443
52,933	Hartford Financial Services Group, Inc.	1,886,003
52,940	HCP, Inc. (REIT)	1,946,604
33,364	Health Care REIT, Inc. (REIT)	1,868,050
87,239	Host Hotels & Resorts, Inc. (REIT)	1,606,070
55,301	Hudson City Bancorp, Inc.	516,511
96,503	Huntington Bancshares, Inc./OH	885,898
13,276	IntercontinentalExchange Group, Inc.*	2,831,587
51,506	Invesco Ltd.	1,794,984
437,827	JPMorgan Chase & Co.	25,052,461
105,999	KeyCorp	1,351,487
47,640	Kimco Realty Corp. (REIT)	982,337
12,627	Legg Mason, Inc.	493,842
36,458	Leucadia National Corp.	1,044,886
30,772	Lincoln National Corp.	1,579,527
35,587	Loews Corp.	1,685,044
15,129	M&T Bank Corp.	1,745,281
16,352	Macerich Co. (The) (REIT)	931,083
63,930	Marsh & McLennan Cos., Inc.	3,033,479
32,023	McGraw Hill Financial, Inc.	2,385,714
130,248	MetLife, Inc.	6,797,643
22,554	Moody’s Corp.	1,683,205
161,731	Morgan Stanley	5,062,180
13,415	NASDAQ OMX Group, Inc. (The)	527,075

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
26,259	Northern Trust Corp.	$1,549,018
37,348	People’s United Financial, Inc.	565,449
20,365	Plum Creek Timber Co., Inc. (REIT)	890,765
61,824	PNC Financial Services Group, Inc. (The)	4,757,357
31,834	Principal Financial Group, Inc.	1,611,755
64,324	Progressive Corp. (The)	1,796,569
57,992	Prologis, Inc. (REIT)	2,199,637
54,078	Prudential Financial, Inc.	4,799,963
16,796	Public Storage (REIT)	2,564,749
162,360	Regions Financial Corp.	1,579,763
36,090	Simon Property Group, Inc. (REIT)	5,408,087
50,734	SLM Corp.	1,352,061
51,874	State Street Corp.	3,766,571
62,690	SunTrust Banks, Inc.	2,271,259
30,264	T. Rowe Price Group, Inc.	2,435,041
10,654	Torchmark Corp.	809,704
43,430	Travelers Cos., Inc. (The)	3,940,838
213,924	U.S. Bancorp/MN	8,390,099
30,650	Unum Group	1,028,921
34,121	Ventas, Inc. (REIT)	1,939,096
20,219	Vornado Realty Trust (REIT)	1,777,857
562,002	Wells Fargo & Co.	24,739,328
67,927	Weyerhaeuser Co. (REIT)	2,046,641
33,284	XL Group PLC	1,064,755
21,460	Zions Bancorp.	629,422
		304,161,116
	Health Care — 8.0%

180,764	Abbott Laboratories	6,903,377
184,410	AbbVie, Inc.	8,934,665
20,158	Actavis PLC*	3,287,165
43,289	Aetna, Inc.	2,983,911
38,462	Agilent Technologies, Inc.	2,060,409
22,746	Alexion Pharmaceuticals, Inc.*	2,831,877
34,516	Allergan, Inc.	3,349,778
26,871	AmerisourceBergen Corp.	1,895,212
87,630	Amgen, Inc.	9,996,830
63,136	Baxter International, Inc.	4,321,659
22,583	Becton, Dickinson and Co.	2,452,288
27,649	Biogen Idec, Inc.*	8,045,030
156,190	Boston Scientific Corp.*	1,808,680
191,485	Bristol-Myers Squibb Co.	9,838,499
9,203	C.R. Bard, Inc.	1,278,113
39,486	Cardinal Health, Inc.	2,550,796
24,918	CareFusion Corp.*	992,982
47,835	Celgene Corp.*	7,738,268
34,319	Cerner Corp.*	1,972,313
32,892	Cigna Corp.	2,876,405
53,513	Covidien PLC	3,652,797
20,534	DaVita HealthCare Partners, Inc.*	1,222,800
16,539	DENTSPLY International, Inc.	786,595
13,059	Edwards Lifesciences Corp.*	855,756
115,329	Eli Lilly & Co.	5,791,822
94,712	Express Scripts Holding Co.*	6,378,853
27,479	Forest Laboratories, Inc.*	1,409,947
178,044	Gilead Sciences, Inc.*	13,319,472
19,272	Hospira, Inc.*	757,582
18,204	Humana, Inc.	1,893,034
4,629	Intuitive Surgical, Inc.*	1,744,670
327,776	Johnson & Johnson	31,027,276
10,475	Laboratory Corp. of America Holdings*	1,066,879
20,079	Life Technologies Corp.*	1,519,980
26,596	McKesson Corp.	4,412,010
116,011	Medtronic, Inc.	6,649,751
340,355	Merck & Co., Inc.	16,959,890
44,407	Mylan, Inc.*	1,959,681
9,670	Patterson Cos., Inc.	401,208
13,031	PerkinElmer, Inc.	495,699
10,946	Perrigo Co.	1,706,372
770,031	Pfizer, Inc.	24,433,084
17,672	Quest Diagnostics, Inc.	1,076,932
9,087	Regeneron Pharmaceuticals, Inc.*	2,670,306
33,400	St. Jude Medical, Inc.	1,951,228
34,305	Stryker Corp.	2,552,978
11,818	Tenet Healthcare Corp.*	509,947
41,943	Thermo Fisher Scientific, Inc.	4,229,952
118,253	UnitedHealth Group, Inc.	8,807,483
12,522	Varian Medical Systems, Inc.*	977,342
27,086	Vertex Pharmaceuticals, Inc.*	1,880,310
9,910	Waters Corp.*	986,342
34,766	WellPoint, Inc.	3,229,066
19,731	Zimmer Holdings, Inc.	1,803,611
58,155	Zoetis, Inc.	1,811,528
		247,050,440
	Industrials — 6.6%

75,521	3M Co.	10,082,809
23,263	ADT Corp. (The)	943,547
28,413	AMETEK, Inc.	1,398,488
80,725	Boeing Co. (The)	10,837,331
18,538	C.H. Robinson Worldwide, Inc.	1,086,883
74,001	Caterpillar, Inc.	6,260,485
11,949	Cintas Corp.	663,169
118,502	CSX Corp.	3,231,550
20,263	Cummins, Inc.	2,682,011
69,572	Danaher Corp.	5,203,986
44,539	Deere & Co.	3,751,965
99,795	Delta Air Lines, Inc.	2,892,059
19,850	Dover Corp.	1,801,189
4,499	Dun & Bradstreet Corp. (The)	525,708
55,115	Eaton Corp. PLC	4,004,656
83,103	Emerson Electric Co.	5,567,070
14,113	Equifax, Inc.	950,228
24,007	Expeditors International of Washington, Inc.	1,042,864
31,779	Fastenal Co.	1,478,677
34,562	FedEx Corp.	4,793,749
16,360	Flowserve Corp.	1,167,777
18,971	Fluor Corp.	1,476,134
38,659	General Dynamics Corp.	3,543,484
1,184,496	General Electric Co.	31,578,663
91,296	Honeywell International, Inc.	8,080,609
47,939	Illinois Tool Works, Inc.	3,814,986
31,494	Ingersoll-Rand PLC	2,249,301
19,790	Iron Mountain, Inc.	556,495
15,296	Jacobs Engineering Group, Inc.*	914,242
12,360	Joy Global, Inc.	699,082
12,823	Kansas City Southern	1,551,839
10,419	L-3 Communications Holdings, Inc.	1,077,950
31,348	Lockheed Martin Corp.	4,441,071
41,520	Masco Corp.	930,878
29,390	Nielsen Holdings N.V.	1,268,472
36,283	Norfolk Southern Corp.	3,181,656
26,775	Northrop Grumman Corp.	3,017,007

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
41,180	PACCAR, Inc.	$2,360,026
13,011	Pall Corp.	1,089,021
17,340	Parker Hannifin Corp.	2,043,346
23,166	Pentair Ltd.	1,638,300
23,473	Pitney Bowes, Inc.	543,869
16,930	Precision Castparts Corp.	4,375,559
24,861	Quanta Services, Inc.*	736,134
37,515	Raytheon Co.	3,326,830
31,575	Republic Services, Inc.	1,102,283
16,150	Robert Half International, Inc.	623,875
16,131	Rockwell Automation, Inc.	1,832,159
15,709	Rockwell Collins, Inc.	1,142,516
11,537	Roper Industries, Inc.	1,496,349
6,079	Ryder System, Inc.	424,557
6,774	Snap-on, Inc.	719,060
82,155	Southwest Airlines Co.	1,527,261
18,612	Stanley Black & Decker, Inc.	1,514,831
9,988	Stericycle, Inc.*	1,173,390
32,621	Textron, Inc.	1,083,996
53,780	Tyco International Ltd.	2,051,169
53,955	Union Pacific Corp.	8,742,868
84,035	United Parcel Service, Inc., Class B	8,603,503
98,181	United Technologies Corp.	10,884,346
7,204	W.W. Grainger, Inc.	1,858,056
50,709	Waste Management, Inc.	2,316,387
21,563	Xylem, Inc.	745,217
		202,702,978
	Information Technology — 10.8%

75,003	Accenture PLC, Class A	5,810,482
54,324	Adobe Systems, Inc.*	3,084,517
20,716	Akamai Technologies, Inc.*	926,420
37,157	Altera Corp.	1,198,313
18,520	Amphenol Corp., Class A	1,574,200
36,139	Analog Devices, Inc.	1,742,623
105,679	Apple, Inc.	58,764,922
139,912	Applied Materials, Inc.	2,420,478
25,937	Autodesk, Inc.*	1,173,649
56,154	Automatic Data Processing, Inc.	4,493,443
63,978	Broadcom Corp., Class A	1,707,573
38,154	CA, Inc.	1,259,082
623,606	Cisco Systems, Inc.	13,251,627
21,788	Citrix Systems, Inc.*	1,292,464
35,046	Cognizant Technology Solutions Corp., Class A*	3,290,469
17,181	Computer Sciences Corp.	904,064
169,843	Corning, Inc.	2,900,918
135,519	eBay, Inc.*	6,846,420
35,668	Electronic Arts, Inc.*	791,116
242,028	EMC Corp.	5,772,368
9,106	F5 Networks, Inc.*	749,060
33,969	Fidelity National Information Services, Inc.	1,721,549
8,061	First Solar, Inc.*	482,209
15,134	Fiserv, Inc.*	1,663,075
16,516	FLIR Systems, Inc.	490,030
32,551	Google, Inc., Class A*	34,490,714
12,439	Harris Corp.	802,440
223,540	Hewlett-Packard Co.	6,113,819
579,463	Intel Corp.	13,814,398
119,770	International Business Machines Corp.	21,520,274
34,528	Intuit, Inc.	2,563,013
21,448	Jabil Circuit, Inc.	434,751
27,634	JDS Uniphase Corp.*	335,477
58,951	Juniper Networks, Inc.*	1,194,937
19,281	KLA-Tencor Corp.	1,231,477
18,983	Lam Research Corp.*	989,204
27,127	Linear Technology Corp.	1,154,254
63,637	LSI Corp.	513,551
12,067	MasterCard, Inc., Class A	9,180,694
22,948	Microchip Technology, Inc.	993,419
120,793	Micron Technology, Inc.*	2,548,732
881,670	Microsoft Corp.	33,618,077
15,964	Molex, Inc.	616,849
27,508	Motorola Solutions, Inc.	1,812,227
39,547	NetApp, Inc.	1,631,314
67,306	NVIDIA Corp.	1,049,974
414,739	Oracle Corp.	14,636,139
37,840	Paychex, Inc.	1,654,743
199,516	QUALCOMM, Inc.	14,680,387
22,014	Red Hat, Inc.*	1,031,356
63,777	Salesforce.com, Inc.*	3,322,144
26,255	SanDisk Corp.	1,789,278
37,697	Seagate Technology PLC	1,848,661
81,252	Symantec Corp.	1,827,357
48,098	TE Connectivity Ltd.	2,535,727
18,978	Teradata Corp.*	866,156
22,266	Teradyne, Inc.*	379,190
128,069	Texas Instruments, Inc.	5,506,967
19,382	Total System Services, Inc.	601,811
15,704	VeriSign, Inc.*	892,929
60,037	Visa, Inc., Class A	12,215,128
24,533	Western Digital Corp.	1,840,956
64,200	Western Union Co. (The)	1,070,214
134,761	Xerox Corp.	1,533,580
30,986	Xilinx, Inc.	1,376,708
110,375	Yahoo!, Inc.*	4,081,668
		334,611,765
	Materials — 2.1%

24,382	Air Products & Chemicals, Inc.	2,653,493
7,686	Airgas, Inc.	834,930
124,389	Alcoa, Inc.	1,195,378
12,560	Allegheny Technologies, Inc.	417,243
11,407	Avery Dennison Corp.	557,802
16,882	Ball Corp.	843,762
11,973	Bemis Co., Inc.	467,306
6,673	CF Industries Holdings, Inc.	1,450,577
17,804	Cliffs Natural Resources, Inc.	445,278
140,759	Dow Chemical Co. (The)	5,498,047
107,404	E.I. du Pont de Nemours & Co.	6,592,458
17,945	Eastman Chemical Co.	1,382,303
31,557	Ecolab, Inc.	3,381,964
15,863	FMC Corp.	1,155,778
120,716	Freeport-McMoRan Copper & Gold, Inc.	4,187,638
9,502	International Flavors & Fragrances, Inc.	839,502
51,872	International Paper Co.	2,419,829
52,116	LyondellBasell Industries N.V., Class A	4,022,313
20,649	MeadWestvaco Corp.	724,986
61,995	Monsanto Co.	7,025,893
39,628	Mosaic Co. (The)	1,898,181
57,897	Newmont Mining Corp.	1,437,583
37,012	Nucor Corp.	1,889,833
19,112	Owens-Illinois, Inc.*	630,696
16,627	PPG Industries, Inc.	3,060,366
34,294	Praxair, Inc.	4,329,960

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
22,783	Sealed Air Corp.	$731,562
10,151	Sherwin-Williams Co. (The)	1,857,938
13,989	Sigma-Aldrich Corp.	1,206,411
16,814	United States Steel Corp.	450,783
15,121	Vulcan Materials Co.	852,371
		64,442,164
	Telecommunication Services — 1.4%

617,717	AT&T, Inc.	21,749,816
69,880	CenturyLink, Inc.	2,145,316
38,292	Crown Castle International Corp.*	2,842,415
116,273	Frontier Communications Corp.	544,158
332,854	Verizon Communications, Inc.	16,516,215
68,943	Windstream Holdings, Inc.	556,370
		44,354,290
	Utilities — 1.8%

71,589	AES Corp. (The)	1,043,052
13,793	AGL Resources, Inc.	641,926
28,223	Ameren Corp.	1,011,795
56,626	American Electric Power Co., Inc.	2,664,820
49,859	CenterPoint Energy, Inc.	1,168,196
30,919	CMS Energy Corp.	820,590
34,063	Consolidated Edison, Inc.	1,880,618
67,352	Dominion Resources, Inc.	4,371,818
20,346	DTE Energy Co.	1,357,892
82,096	Duke Energy Corp.	5,743,436
37,893	Edison International	1,751,036
20,730	Entergy Corp.	1,282,980
99,614	Exelon Corp.	2,680,613
48,641	FirstEnergy Corp.	1,587,156
9,251	Integrys Energy Group, Inc.	497,149
49,394	NextEra Energy, Inc.	4,178,238
36,351	NiSource, Inc.	1,149,419
36,604	Northeast Utilities	1,503,692
37,563	NRG Energy, Inc.	993,917
23,985	ONEOK, Inc.	1,392,809
28,979	Pepco Holdings, Inc.	552,919
51,782	PG&E Corp.	2,090,439
12,794	Pinnacle West Capital Corp.	682,688
73,475	PPL Corp.	2,256,417
58,832	Public Service Enterprise Group, Inc.	1,923,218
16,272	SCANA Corp.	767,550
26,423	Sempra Energy	2,336,850
101,638	Southern Co. (The)	4,129,552
23,758	TECO Energy, Inc.	404,836
26,467	Wisconsin Energy Corp.	1,105,527
57,887	Xcel Energy, Inc.	1,621,994
		55,593,142
	Total Common Stocks
	(Cost $1,817,322,953)	1,868,807,802

Principal Amount
	U.S. Government & Agency Securities (a) — 22.3%
	Federal Home Loan Bank
$202,488,991	0.00%, due 12/02/13	202,488,991
	U.S. Treasury Bills
25,000,000	0.00%, due 12/12/13	24,999,683
30,000,000	0.00%, due 01/02/14	29,999,334
10,000,000	0.00%, due 01/23/14	9,999,043
5,000,000	0.00%, due 02/13/14	4,999,753
98,328,000	0.00%, due 03/13/14	98,316,856
150,000,000	0.00%, due 04/03/14	149,970,531
70,000,000	0.00%, due 04/24/14	69,976,200
100,000,000	0.00%, due 05/08/14	99,962,256
	Total U.S. Government & Agency Securities (Cost $690,712,647)	690,712,647

	Repurchase Agreements (a)(b) — 13.8%
427,870,287	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $427,872,449	427,870,287
	Total Repurchase Agreements (Cost $427,870,287)	427,870,287

	Total Investment Securities
	(Cost $2,935,905,887) — 96.6%	2,987,390,736
	Other assets less liabilities — 3.4%	104,689,365
	Net Assets — 100.0%	$3,092,080,101

*                                         Non-income producing security.

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $295,727,484.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                                          Real Estate Investment Trust

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$90,491,160
Aggregate gross unrealized depreciation	(39,584,284)
Net unrealized appreciation	$50,906,876
Federal income tax cost of investments	$2,936,483,860

See accompanying notes to the financial statements.

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of November 30, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	3,978	12/20/13	$358,815,600	$13,456,478

Cash collateral in the amount of $20,894,742 was pledged to cover margin requirements for open futures contracts as of November 30, 2013.

Swap Agreements‡

Ultra S&P500® had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the S&P 500® Index	12/06/13	$291,860,973	$6,111,654

Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	11/06/15	413,468,309	8,660,645

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	12/06/13	520,695,768	11,151,581

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	12/06/13	231,782,572	4,173,929

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	12/06/13	297,632,810	5,918,912

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the S&P 500® Index	11/06/15	535,169,247	11,347,269

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	11/06/15	26,735,367	558,406

Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	12/06/13	283,529,863	5,930,417

Swap Agreement with Deutsche Bank AG, based on the SPDR® S&P 500® ETF Trust	12/06/13	912,267,236	17,804,951

Swap Agreement with Goldman Sachs International, based on the SPDR® S&P 500® ETF Trust	12/06/13	443,543,182	9,234,250

			$80,892,014

‡  Total return based on the underlying index less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.40%.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2013 (Unaudited)

Ultra MidCap400

Shares		Value
	Common Stocks (a) — 63.8%
	Consumer Discretionary — 9.1%

52,346	Aaron’s, Inc.	$1,499,189
50,177	Advance Auto Parts, Inc.	5,068,379
40,828	AMC Networks, Inc., Class A*	2,620,749
116,837	American Eagle Outfitters, Inc.	1,900,938
31,574	Ann, Inc.*	1,126,245
68,403	Apollo Education Group, Inc.*	1,798,315
87,726	Ascena Retail Group, Inc.*	1,868,564
26,791	Bally Technologies, Inc.*	1,997,805
40,155	Big Lots, Inc.*	1,539,141
18,791	Bob Evans Farms, Inc.	1,044,592
45,622	Brinker International, Inc.	2,145,603
32,086	Cabela’s, Inc.*	1,965,267
37,563	Carter’s, Inc.	2,654,577
34,172	Cheesecake Factory, Inc. (The)	1,665,885
110,786	Chico’s FAS, Inc.	2,070,590
71,516	Cinemark Holdings, Inc.	2,359,313
52,078	CST Brands, Inc.*	1,712,845
23,762	Deckers Outdoor Corp.*	1,963,692
39,047	DeVry Education Group, Inc.	1,387,730
70,035	Dick’s Sporting Goods, Inc.	3,958,378
38,338	Domino’s Pizza, Inc.	2,650,306
49,055	DreamWorks Animation SKG, Inc., Class A*	1,562,892
102,297	Foot Locker, Inc.	3,978,330
99,380	Gentex Corp.	2,962,518
40,937	Guess?, Inc.	1,402,502
68,202	Hanesbrands, Inc.	4,780,960
23,098	HSN, Inc.	1,325,825
19,218	International Speedway Corp., Class A	659,754
209,486	J.C. Penney Co., Inc.*	2,134,662
81,446	Jarden Corp.*	4,580,523
31,912	John Wiley & Sons, Inc., Class A	1,626,236
57,151	KB Home	1,001,857
44,916	Lamar Advertising Co., Class A*	2,242,207
27,167	Life Time Fitness, Inc.*	1,317,871
206,750	LKQ Corp.*	6,853,763
18,900	Matthews International Corp., Class A	797,202
26,933	MDC Holdings, Inc.	813,915
25,491	Meredith Corp.	1,359,690
41,963	Mohawk Industries, Inc.*	5,875,659
30,580	Murphy USA, Inc.*	1,383,745
86,483	New York Times Co. (The), Class A	1,207,303
2,937	NVR, Inc.*	2,848,831
327,987	Office Depot, Inc.*	1,784,249
19,306	Panera Bread Co., Class A*	3,415,038
44,115	Polaris Industries, Inc.	5,888,029
30,038	Regis Corp.	480,308
36,779	Rent-A-Center, Inc.	1,252,693
17,776	Scholastic Corp.	542,879
33,411	Scientific Games Corp., Class A*	599,727
146,010	Service Corp. International	2,638,401
55,476	Signet Jewelers Ltd.	4,262,776
47,077	Sotheby’s	2,413,167
41,643	Tempur Sealy International, Inc.*	2,124,626
30,698	Thor Industries, Inc.	1,659,841
104,711	Toll Brothers, Inc.*	3,570,645
96,182	Tractor Supply Co.	7,041,484
35,623	Tupperware Brands Corp.	3,253,805
55,228	Under Armour, Inc., Class A*	4,456,900
26,024	Valassis Communications, Inc.	764,065
195,082	Wendy’s Co. (The)	1,679,656
61,315	Williams-Sonoma, Inc.	3,624,943
		147,167,580
	Consumer Staples — 2.4%

95,456	Church & Dwight Co., Inc.	6,228,504
64,721	Dean Foods Co.*	1,163,684
42,899	Energizer Holdings, Inc.	4,733,905
120,549	Flowers Foods, Inc.	2,619,530
90,343	Green Mountain Coffee Roasters, Inc.*	6,087,311
34,069	Harris Teeter Supermarkets, Inc.	1,682,327
84,784	Hillshire Brands Co. (The)	2,833,481
53,415	Ingredion, Inc.	3,694,182
13,365	Lancaster Colony Corp.	1,158,211
22,519	Post Holdings, Inc.*	1,140,587
135,316	SUPERVALU, Inc.*	872,788
13,957	Tootsie Roll Industries, Inc.	447,322
33,973	United Natural Foods, Inc.*	2,339,041
15,977	Universal Corp.	833,360
119,241	WhiteWave Foods Co., Class A*	2,536,256
		38,370,489
	Energy — 3.7%

152,584	Alpha Natural Resources, Inc.*	1,019,261
146,211	Arch Coal, Inc.	596,541
39,658	Atwood Oceanics, Inc.*	2,084,424
33,599	Bill Barrett Corp.*	903,477
13,675	CARBO Ceramics, Inc.	1,682,435
59,591	Cimarex Energy Co.	5,636,117
52,536	Dresser-Rand Group, Inc.*	2,965,132
27,961	Dril-Quip, Inc.*	3,035,446
49,755	Energen Corp.	3,590,818
57,900	Gulfport Energy Corp.*	3,383,097
67,753	Helix Energy Solutions Group, Inc.*	1,504,794
137,680	HollyFrontier Corp.	6,605,886
74,536	Oceaneering International, Inc.	5,753,434
37,995	Oil States International, Inc.*	3,888,788
101,502	Patterson-UTI Energy, Inc.	2,366,012
42,101	Rosetta Resources, Inc.*	2,129,048
46,107	SM Energy Co.	4,063,871
109,918	Superior Energy Services, Inc.*	2,800,711
34,091	Tidewater, Inc.	1,944,551
30,107	Unit Corp.*	1,449,953
50,133	World Fuel Services Corp.	1,925,107
		59,328,903
	Financials — 14.4%

36,409	Affiliated Managers Group, Inc.*	7,290,902
29,395	Alexander & Baldwin, Inc.	1,110,837
49,214	Alexandria Real Estate Equities, Inc. (REIT)	3,113,278
11,592	Alleghany Corp.*	4,568,407
72,183	American Campus Communities, Inc. (REIT)	2,340,895
49,032	American Financial Group, Inc./OH	2,827,185
154,822	Apollo Investment Corp.	1,396,494
87,970	Arthur J. Gallagher & Co.	4,094,124

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
46,512	Aspen Insurance Holdings Ltd.	$1,880,015
114,320	Associated Banc-Corp	1,970,877
57,626	Astoria Financial Corp.	805,612
57,710	BancorpSouth, Inc.	1,379,846
30,719	Bank of Hawaii Corp.	1,817,029
132,356	BioMed Realty Trust, Inc. (REIT)	2,459,175
53,158	BRE Properties, Inc. (REIT)	2,723,284
81,853	Brown & Brown, Inc.	2,588,192
58,736	Camden Property Trust (REIT)	3,401,989
50,542	Cathay General Bancorp	1,396,475
60,417	CBOE Holdings, Inc.	3,158,601
32,584	City National Corp./CA	2,488,114
55,764	Commerce Bancshares, Inc./MO	2,516,092
60,180	Corporate Office Properties Trust (REIT)	1,337,801
79,706	Corrections Corp. of America (REIT)	2,658,195
36,102	Cullen/Frost Bankers, Inc.	2,592,846
223,914	Duke Realty Corp. (REIT)	3,399,015
94,864	East West Bancorp, Inc.	3,251,938
83,589	Eaton Vance Corp.	3,494,856
43,576	Equity One, Inc. (REIT)	976,102
26,201	Essex Property Trust, Inc. (REIT)	3,977,574
33,497	Everest Re Group Ltd.	5,253,335
73,079	Extra Space Storage, Inc. (REIT)	3,063,472
45,257	Federal Realty Investment Trust (REIT)	4,685,005
64,877	Federated Investors, Inc., Class B	1,770,493
168,518	Fidelity National Financial, Inc., Class A	4,898,818
73,671	First American Financial Corp.	1,949,335
165,717	First Horizon National Corp.	1,857,688
243,864	First Niagara Financial Group, Inc.	2,716,645
113,697	FirstMerit Corp.	2,610,483
133,518	Fulton Financial Corp.	1,745,080
17,968	Greenhill & Co., Inc.	983,029
56,549	Hancock Holding Co.	1,990,525
30,173	Hanover Insurance Group, Inc. (The)	1,819,734
68,958	HCC Insurance Holdings, Inc.	3,170,689
61,894	Highwoods Properties, Inc. (REIT)	2,223,233
39,175	Home Properties, Inc. (REIT)	2,059,822
102,126	Hospitality Properties Trust (REIT)	2,774,763
39,348	International Bancshares Corp.	1,026,589
103,125	Janus Capital Group, Inc.	1,122,000
30,610	Jones Lang LaSalle, Inc.	2,991,209
36,072	Kemper Corp.	1,353,421
55,946	Kilroy Realty Corp. (REIT)	2,816,881
98,423	Liberty Property Trust (REIT)	3,187,921
60,629	Mack-Cali Realty Corp. (REIT)	1,234,406
24,988	Mercury General Corp.	1,201,173
51,470	Mid-America Apartment Communities, Inc. (REIT)	3,100,553
83,333	MSCI, Inc.*	3,699,152
83,488	National Retail Properties, Inc. (REIT)	2,650,744
303,714	New York Community Bancorp, Inc.	5,017,355
166,448	Old Republic International Corp.	2,862,906
80,707	Omega Healthcare Investors, Inc. (REIT)	2,638,312
27,920	Potlatch Corp. (REIT)	1,112,612
37,673	Primerica, Inc.	1,621,069
38,660	Prosperity Bancshares, Inc.	2,479,266
54,073	Protective Life Corp.	2,594,423
84,779	Raymond James Financial, Inc.	4,084,652
86,883	Rayonier, Inc. (REIT)	3,832,409
135,139	Realty Income Corp. (REIT)	5,150,147
63,579	Regency Centers Corp. (REIT)	2,978,040
48,900	Reinsurance Group of America, Inc.	3,666,522
99,765	SEI Investments Co.	3,350,109
129,571	Senior Housing Properties Trust (REIT)	2,934,783
32,559	Signature Bank/NY*	3,459,394
63,362	SL Green Realty Corp. (REIT)	5,732,360
30,594	StanCorp Financial Group, Inc.	1,961,381
31,380	SVB Financial Group*	3,176,911
673,939	Synovus Financial Corp.	2,352,047
43,978	Taubman Centers, Inc. (REIT)	2,875,282
113,325	TCF Financial Corp.	1,775,803
46,280	Trustmark Corp.	1,298,154
172,734	UDR, Inc. (REIT)	4,019,520
137,399	Valley National Bancorp	1,394,600
75,508	W. R. Berkley Corp.	3,306,495
59,039	Waddell & Reed Financial, Inc., Class A	3,762,555
71,302	Washington Federal, Inc.	1,667,754
62,190	Webster Financial Corp.	1,833,361
77,278	Weingarten Realty Investors (REIT)	2,205,514
18,443	Westamerica Bancorp.	1,021,373
		233,137,057
	Health Care — 5.8%

109,173	Allscripts Healthcare Solutions, Inc.*	1,631,045
13,787	Bio-Rad Laboratories, Inc., Class A*	1,690,562
33,798	Charles River Laboratories International, Inc.*	1,763,242
65,307	Community Health Systems, Inc.	2,693,914
33,720	Cooper Cos., Inc. (The)	4,442,273
38,509	Covance, Inc.*	3,249,389
51,005	Cubist Pharmaceuticals, Inc.*	3,494,352
78,675	Endo Health Solutions, Inc.*	5,286,173
179,260	Health Management Associates, Inc., Class A*	2,346,513
54,697	Health Net, Inc.*	1,670,993
59,583	Henry Schein, Inc.*	6,792,462
40,416	Hill-Rom Holdings, Inc.	1,673,627
60,490	HMS Holdings Corp.*	1,385,826
186,305	Hologic, Inc.*	4,171,369
36,196	IDEXX Laboratories, Inc.*	3,770,175
32,749	LifePoint Hospitals, Inc.*	1,677,731
39,747	Mallinckrodt PLC*	2,065,254
35,402	Masimo Corp.*	1,013,559
34,877	MEDNAX, Inc.*	3,864,372
20,629	Mettler-Toledo International, Inc.*	5,086,492
71,276	Omnicare, Inc.	4,082,689
43,602	Owens & Minor, Inc.	1,664,288

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
97,860	ResMed, Inc.	$4,776,547
42,487	Salix Pharmaceuticals Ltd.*	3,603,322
40,704	STERIS Corp.	1,878,083
22,844	Techne Corp.	1,954,076
28,331	Teleflex, Inc.	2,785,221
39,631	Thoratec Corp.*	1,560,272
31,641	United Therapeutics Corp.*	2,920,781
61,558	Universal Health Services, Inc., Class B	5,074,226
61,048	VCA Antech, Inc.*	1,828,388
30,002	WellCare Health Plans, Inc.*	2,229,149
		94,126,365
	Industrials — 10.6%

53,536	A. O. Smith Corp.	2,898,974
29,505	Acuity Brands, Inc.	3,025,148
69,443	AECOM Technology Corp.*	2,018,014
62,365	AGCO Corp.	3,634,632
48,093	Alaska Air Group, Inc.	3,738,750
22,062	Alliant Techsystems, Inc.	2,674,576
67,858	B/E Aerospace, Inc.*	5,903,646
33,223	Brink’s Co. (The)	1,113,967
43,952	Carlisle Cos., Inc.	3,230,911
34,374	CLARCOR, Inc.	2,080,658
37,993	Clean Harbors, Inc.*	2,004,891
38,919	Con-way, Inc.	1,610,857
76,912	Copart, Inc.*	2,648,080
23,141	Corporate Executive Board Co. (The)	1,703,872
33,607	Crane Co.	2,094,052
34,714	Deluxe Corp.	1,724,939
93,134	Donaldson Co., Inc.	3,886,482
21,614	Esterline Technologies Corp.*	1,902,464
129,726	Exelis, Inc.	2,292,258
114,360	Fortune Brands Home & Security, Inc.	4,986,096
28,076	FTI Consulting, Inc.*	1,260,893
31,827	GATX Corp.	1,596,761
34,279	General Cable Corp.	998,890
34,931	Genesee & Wyoming, Inc., Class A*	3,360,362
42,273	Graco, Inc.	3,264,744
24,814	Granite Construction, Inc.	775,437
55,571	Harsco Corp.	1,453,182
40,426	Herman Miller, Inc.	1,289,994
31,268	HNI Corp.	1,239,463
37,183	Hubbell, Inc., Class B	4,012,418
34,294	Huntington Ingalls Industries, Inc.	2,819,996
56,325	IDEX Corp.	4,017,662
62,207	ITT Corp.	2,539,290
62,904	J.B. Hunt Transport Services, Inc.	4,729,752
149,760	JetBlue Airways Corp.*	1,331,366
101,952	KBR, Inc.	3,449,036
53,629	Kennametal, Inc.	2,546,305
39,107	Kirby Corp.*	3,693,656
31,482	Landstar System, Inc.	1,767,085
31,644	Lennox International, Inc.	2,607,466
56,630	Lincoln Electric Holdings, Inc.	4,047,912
53,933	Manpowergroup, Inc.	4,310,865
29,431	Matson, Inc.	736,658
21,764	Mine Safety Appliances Co.	1,084,282
33,188	MSC Industrial Direct Co., Inc., Class A	2,550,498
41,589	Nordson Corp.	2,999,399
59,921	Oshkosh Corp.	2,921,149
125,172	R.R. Donnelley & Sons Co.	2,315,682
31,041	Regal-Beloit Corp.	2,283,997
44,278	Rollins, Inc.	1,245,540
31,227	SPX Corp.	2,955,323
76,674	Terex Corp.*	2,784,800
54,977	Timken Co.	2,845,610
44,337	Towers Watson & Co., Class A	4,992,346
54,152	Trinity Industries, Inc.	2,811,030
35,832	Triumph Group, Inc.	2,649,418
64,263	United Rentals, Inc.*	4,416,796
51,590	URS Corp.	2,681,132
62,781	UTi Worldwide, Inc.	992,568
18,443	Valmont Industries, Inc.	2,668,887
66,320	Wabtec Corp.	4,576,080
85,068	Waste Connections, Inc.	3,737,888
18,549	Watsco, Inc.	1,779,962
31,561	Werner Enterprises, Inc.	759,673
41,715	Woodward, Inc.	1,789,573
		170,864,093
	Information Technology — 10.1%

65,100	3D Systems Corp.*	4,892,916
27,242	ACI Worldwide, Inc.*	1,757,926
51,019	Acxiom Corp.*	1,697,912
40,106	ADTRAN, Inc.	1,029,922
421,611	Advanced Micro Devices, Inc.*	1,534,664
28,439	Advent Software, Inc.	999,631
33,579	Alliance Data Systems Corp.*	8,134,849
63,679	ANSYS, Inc.*	5,455,380
52,890	AOL, Inc.*	2,357,836
69,015	Arrow Electronics, Inc.*	3,543,230
294,554	Atmel Corp.*	2,253,338
94,484	Avnet, Inc.	3,769,912
82,024	Broadridge Financial Solutions, Inc.	3,129,216
195,605	Cadence Design Systems, Inc.*	2,591,766
71,054	Ciena Corp.*	1,578,109
30,262	CommVault Systems, Inc.*	2,265,111
147,870	Compuware Corp.	1,625,091
32,422	Concur Technologies, Inc.*	3,147,852
71,468	Convergys Corp.	1,466,523
65,864	CoreLogic, Inc.*	2,320,389
82,740	Cree, Inc.*	4,616,892
94,601	Cypress Semiconductor Corp.*	916,684
43,991	Diebold, Inc.	1,501,413
20,750	DST Systems, Inc.	1,832,225
34,000	Equinix, Inc.*	5,463,800
27,776	FactSet Research Systems, Inc.	3,138,688
24,250	Fair Isaac Corp.	1,430,992
87,905	Fairchild Semiconductor International, Inc.*	1,119,031
64,177	Gartner, Inc.*	4,149,043
52,066	Global Payments, Inc.	3,282,761
74,564	Informatica Corp.*	2,893,829
105,232	Ingram Micro, Inc., Class A*	2,466,638
93,956	Integrated Device Technology, Inc.*	932,044
28,371	InterDigital, Inc.	961,493
48,763	International Rectifier Corp.*	1,167,386
87,697	Intersil Corp., Class A	922,572
26,944	Itron, Inc.*	1,141,078
58,741	Jack Henry & Associates, Inc.	3,334,727
50,172	Leidos Holdings, Inc.	2,439,864
58,769	Lender Processing Services, Inc.	2,063,380

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
43,121	Lexmark International, Inc., Class A	$1,525,190
16,382	ManTech International Corp., Class A	471,310
66,333	Mentor Graphics Corp.	1,494,151
52,777	MICROS Systems, Inc.*	2,835,180
67,059	National Instruments Corp.	2,096,264
114,356	NCR Corp.*	3,996,742
44,339	NeuStar, Inc., Class A*	2,161,526
30,212	Plantronics, Inc.	1,351,383
97,918	Polycom, Inc.*	1,052,619
82,359	PTC, Inc.*	2,679,962
78,485	Rackspace Hosting, Inc.*	2,998,912
193,793	RF Micro Devices, Inc.*	1,023,227
113,155	Riverbed Technology, Inc.*	1,957,582
70,007	Rovi Corp.*	1,288,129
28,670	Science Applications International Corp.	1,056,490
46,881	Semtech Corp.*	1,393,303
27,071	Silicon Laboratories, Inc.*	1,057,123
129,331	Skyworks Solutions, Inc.*	3,438,911
45,198	SolarWinds, Inc.*	1,511,421
47,400	Solera Holdings, Inc.	3,163,950
166,025	SunEdison, Inc.*	2,110,178
106,370	Synopsys, Inc.*	3,896,333
26,013	Tech Data Corp.*	1,348,514
105,235	TIBCO Software, Inc.*	2,543,530
176,853	Trimble Navigation Ltd.*	5,641,611
43,216	ValueClick, Inc.*	924,822
75,253	VeriFone Systems, Inc.*	1,927,229
91,016	Vishay Intertechnology, Inc.*	1,176,837
26,765	WEX, Inc.*	2,656,694
34,974	Zebra Technologies Corp., Class A*	1,813,052
		163,918,288
	Materials — 4.4%

56,058	Albemarle Corp.	3,851,745
45,662	Aptargroup, Inc.	2,964,377
49,560	Ashland, Inc.	4,513,925
40,914	Cabot Corp.	1,996,603
36,429	Carpenter Technology Corp.	2,196,304
80,589	Commercial Metals Co.	1,565,038
23,048	Compass Minerals International, Inc.	1,649,084
25,136	Cytec Industries, Inc.	2,249,169
22,488	Domtar Corp.	1,922,949
34,147	Eagle Materials, Inc.	2,663,466
20,976	Greif, Inc., Class A	1,152,631
38,291	Intrepid Potash, Inc.	591,596
96,660	Louisiana-Pacific Corp.*	1,585,224
31,855	Martin Marietta Materials, Inc.	3,075,919
23,879	Minerals Technologies, Inc.	1,418,413
7,887	NewMarket Corp.	2,554,994
55,249	Olin Corp.	1,371,833
67,716	Packaging Corp. of America	4,148,282
53,041	Reliance Steel & Aluminum Co.	3,900,105
49,578	Rock-Tenn Co., Class A	4,681,155
44,809	Royal Gold, Inc.	2,020,438
91,526	RPM International, Inc.	3,624,430
30,266	Scotts Miracle-Gro Co. (The), Class A	1,772,982
34,474	Sensient Technologies Corp.	1,694,052
30,137	Silgan Holdings, Inc.	1,408,905
69,177	Sonoco Products Co.	2,771,231
152,104	Steel Dynamics, Inc.	2,771,335
55,533	Valspar Corp. (The)	3,921,185
36,406	Worthington Industries, Inc.	1,526,503
		71,563,873
	Telecommunication Services — 0.3%

67,886	Telephone & Data Systems, Inc.	1,887,909
100,349	tw telecom, inc.*	2,841,884
		4,729,793
	Utilities — 3.0%

76,428	Alliant Energy Corp.	3,936,042
121,565	Aqua America, Inc.	2,926,070
62,441	Atmos Energy Corp.	2,775,502
30,668	Black Hills Corp.	1,541,680
41,644	Cleco Corp.	1,903,547
105,933	Great Plains Energy, Inc.	2,514,849
68,289	Hawaiian Electric Industries, Inc.	1,728,395
34,604	IDACORP, Inc.	1,788,335
130,084	MDU Resources Group, Inc.	3,859,592
57,604	National Fuel Gas Co.	3,887,118
162,290	NV Energy, Inc.	3,838,159
136,645	OGE Energy Corp.	4,703,321
54,873	PNM Resources, Inc.	1,276,895
120,621	Questar Corp.	2,716,385
78,601	UGI Corp.	3,164,476
56,707	Vectren Corp.	1,966,599
87,504	Westar Energy, Inc.	2,744,125
35,644	WGL Holdings, Inc.	1,420,413
		48,691,503
	Total Common Stocks
	(Cost $995,126,896)	1,031,897,944

Principal Amount
	U.S. Government & Agency Securities (a) — 22.1%
	Federal Home Loan Bank
$99,423,202	0.00%, due 12/02/13	99,423,202
	U.S. Treasury Bills
29,835,000	0.00%, due 12/12/13	29,834,544
7,000,000	0.00%, due 12/26/13	6,999,813
10,000,000	0.00%, due 02/06/14	9,998,669
130,000,000	0.00%, due 02/20/14	129,998,538
80,000,000	0.00%, due 04/10/14	79,983,967
	Total U.S. Government & Agency Securities (Cost $356,238,733)	356,238,733

See accompanying notes to the financial statements.

Principal Amount		Value
	Repurchase Agreements (a)(b) — 12.2%
$197,428,994	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $197,429,999	$197,428,994
	Total Repurchase Agreements (Cost $197,428,994)	197,428,994

	Total Investment Securities
	(Cost $1,548,794,623) — 98.1%	1,585,565,671
	Other assets less liabilities — 1.9%	29,987,594
	Net Assets — 100.0%	$1,615,553,265

*                           Non-income producing security.

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $182,307,023.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                                          Real Estate Investment Trust

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,613,898
Aggregate gross unrealized depreciation	(19,716,255)
Net unrealized depreciation	$(18,102,357)
Federal income tax cost of investments	$1,603,668,028

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of November 30, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	1,326	12/20/13	$172,830,840	$5,373,043

Cash collateral in the amount of $8,556,233 was pledged to cover margin requirements for open futures contracts as of November 30, 2013.

See accompanying notes to the financial statements.

Swap Agreements‡

Ultra MidCap400 had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the S&P MidCap 400® Index	01/06/14	$480,020,587	$6,384,930

Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400® Index	01/06/14	176,189,278	2,250,560

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400® Index	12/06/13	78,541,807	791,135

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400® Index	12/06/13	262,939,910	2,263,278

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400® Index	12/06/13	190,712,310	1,927,918

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the S&P MidCap 400® Index	11/06/15	53,750,441	43,548

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400® Index	01/06/14	45,000,240	568,396

Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400® Index	12/06/13	74,641,123	847,990

Swap Agreement with Deutsche Bank AG, based on the SPDR® S&P MidCap 400® ETF Trust	01/06/14	205,762,998	2,322,748

Swap Agreement with Goldman Sachs International, based on the SPDR® S&P MidCap 400® ETF Trust	12/06/13	458,949,228	5,089,906

			$22,490,409

‡  Total return based on the underlying index less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.36%.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2013 (Unaudited)

Ultra SmallCap600

Shares		Value
	Common Stocks (a) — 13.8%
	Consumer Discretionary — 2.2%

486	Aeropostale, Inc.*	$5,015
109	American Public Education, Inc.*	4,926
83	Arctic Cat, Inc.	4,670
230	Barnes & Noble, Inc.*	3,859
110	Big 5 Sporting Goods Corp.	2,048
9	Biglari Holdings, Inc.*	4,365
154	BJ’s Restaurants, Inc.*	4,564
77	Blue Nile, Inc.*	3,547
53	Blyth, Inc.	662
467	Boyd Gaming Corp.*	5,347
254	Brown Shoe Co., Inc.	6,535
561	Brunswick Corp.	25,638
174	Buckle, Inc. (The)	9,232
116	Buffalo Wild Wings, Inc.*	17,428
440	Callaway Golf Co.	3,564
68	Capella Education Co.*	4,469
357	Career Education Corp.*	1,803
167	Cato Corp. (The), Class A	5,685
102	CEC Entertainment, Inc.	4,891
138	Children’s Place Retail Stores, Inc. (The)*	7,590
225	Christopher & Banks Corp.*	1,411
147	Cracker Barrel Old Country Store, Inc.	15,948
547	Crocs, Inc.*	7,549
131	Digital Generation, Inc.*	1,547
101	DineEquity, Inc.	8,497
188	Dorman Products, Inc.	9,359
135	Drew Industries, Inc.	7,318
191	E.W. Scripps Co. (The), Class A*	3,872
161	Ethan Allen Interiors, Inc.	4,975
760	Fifth & Pacific Cos., Inc.*	24,822
304	Finish Line, Inc. (The), Class A	8,029
273	Francesca’s Holdings Corp.*	5,356
212	Fred’s, Inc., Class A	3,680
115	FTD Cos., Inc.*	3,793
148	Genesco, Inc.*	11,087
132	Group 1 Automotive, Inc.	9,035
271	Harte-Hanks, Inc.	2,157
124	Haverty Furniture Cos., Inc.	3,534
186	Helen of Troy Ltd.*	9,060
161	Hibbett Sports, Inc.*	10,396
389	Hillenbrand, Inc.	10,931
336	Iconix Brand Group, Inc.*	13,332
245	Interval Leisure Group, Inc.	6,561
177	iRobot Corp.*	5,878
113	ITT Educational Services, Inc.*	4,406
268	Jack in the Box, Inc.*	12,690
106	JAKKS Pacific, Inc.	685
173	JoS. A. Bank Clothiers, Inc.*	9,830
93	Kirkland’s, Inc.*	2,383
325	La-Z-Boy, Inc.	9,509
132	Lincoln Educational Services Corp.	706
139	Lithia Motors, Inc., Class A	9,185
873	Live Nation Entertainment, Inc.*	16,037
170	Lumber Liquidators Holdings, Inc.*	17,117
151	M/I Homes, Inc.*	3,317
112	Marcus Corp. (The)	1,634
150	MarineMax, Inc.*	2,358
188	Marriott Vacations Worldwide Corp.*	9,821
281	Men’s Wearhouse, Inc. (The)	14,365
211	Meritage Homes Corp.*	9,195
60	Monarch Casino & Resort, Inc.*	1,065
185	Monro Muffler Brake, Inc.	9,816
112	Movado Group, Inc.	5,098
179	Multimedia Games Holding Co., Inc.*	5,191
178	Nutrisystem, Inc.	3,503
174	Outerwall, Inc.*	11,902
89	Oxford Industries, Inc.	6,693
100	Papa John’s International, Inc.	8,487
329	Pep Boys-Manny Moe & Jack (The)*	4,507
77	Perry Ellis International, Inc.	1,196
125	PetMed Express, Inc.	1,972
363	Pinnacle Entertainment, Inc.*	9,126
289	Pool Corp.	16,196
792	Quiksilver, Inc.*	7,049
81	Red Robin Gourmet Burgers, Inc.*	6,456
357	Ruby Tuesday, Inc.*	2,517
221	Ruth’s Hospitality Group, Inc.	3,178
286	Ryland Group, Inc. (The)	11,303
344	Select Comfort Corp.*	7,262
245	Skechers U.S.A., Inc., Class A*	8,237
212	Sonic Automotive, Inc., Class A	5,029
322	Sonic Corp.*	6,372
211	Spartan Motors, Inc.	1,458
197	Stage Stores, Inc.	4,139
128	Standard Motor Products, Inc.	4,444
926	Standard Pacific Corp.*	7,575
173	Stein Mart, Inc.	2,550
373	Steven Madden Ltd.*	14,532
67	Strayer Education, Inc.*	2,489
120	Sturm Ruger & Co., Inc.	9,232
144	Superior Industries International, Inc.	2,843
370	Texas Roadhouse, Inc.	10,353
228	Tuesday Morning Corp.*	3,158
95	Universal Electronics, Inc.*	3,611
130	Universal Technical Institute, Inc.	1,891
188	Vitamin Shoppe, Inc.*	10,203
121	VOXX International Corp.*	2,159
173	Winnebago Industries, Inc.*	5,356
622	Wolverine World Wide, Inc.	20,470
201	Zale Corp.*	2,965
137	Zumiez, Inc.*	3,804
		692,590
	Consumer Staples — 0.6%

505	Alliance One International, Inc.*	1,560
109	Andersons, Inc. (The)	9,273
105	Annie’s, Inc.*	4,825
327	B&G Foods, Inc.	11,324
54	Boston Beer Co., Inc. (The), Class A*	13,219
80	Calavo Growers, Inc.	2,466
93	Cal-Maine Foods, Inc.	5,110
238	Casey’s General Stores, Inc.	17,712
259	Central Garden and Pet Co., Class A*	2,025
732	Darling International, Inc.*	15,174
127	Diamond Foods, Inc.*	3,142
295	Hain Celestial Group, Inc. (The)*	24,394
105	Inter Parfums, Inc.	3,822
91	J&J Snack Foods Corp.	7,819
79	Medifast, Inc.*	2,140
317	Prestige Brands Holdings, Inc.*	11,171
125	Sanderson Farms, Inc.	8,543
44	Seneca Foods Corp., Class A*	1,379

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
301	Snyder’s-Lance, Inc.	$8,672
227	Spartan Stores, Inc.	5,271
225	TreeHouse Foods, Inc.*	15,784
89	WD-40 Co.	6,698
		181,523
	Energy — 0.5%

217	Approach Resources, Inc.*	4,598
165	Basic Energy Services, Inc.*	2,341
225	Bristow Group, Inc.	18,045
280	C&J Energy Services, Inc.*	6,636
256	Carrizo Oil & Gas, Inc.*	10,353
377	Cloud Peak Energy, Inc.*	6,236
278	Comstock Resources, Inc.	4,707
94	Contango Oil & Gas Co.	4,428
116	Era Group, Inc.*	3,785
362	Exterran Holdings, Inc.*	11,772
744	Forest Oil Corp.*	3,288
80	Geospace Technologies Corp.*	6,982
76	Gulf Island Fabrication, Inc.	2,011
201	Hornbeck Offshore Services, Inc.*	10,177
759	ION Geophysical Corp.*	2,930
162	Matrix Service Co.*	3,596
542	Newpark Resources, Inc.*	6,536
364	Northern Oil and Gas, Inc.*	5,806
221	PDC Energy, Inc.*	13,019
327	Penn Virginia Corp.*	3,509
352	PetroQuest Energy, Inc.*	1,443
387	Pioneer Energy Services Corp.*	2,794
117	SEACOR Holdings, Inc.	10,887
310	Stone Energy Corp.*	10,255
269	Swift Energy Co.*	3,580
193	Tesco Corp.*	3,451
487	TETRA Technologies, Inc.*	6,010
		169,175
	Financials — 3.0%

343	Acadia Realty Trust (REIT)	8,908
92	Agree Realty Corp. (REIT)	2,696
213	American Assets Trust, Inc. (REIT)	6,643
114	AMERISAFE, Inc.	5,002
356	Associated Estates Realty Corp. (REIT)	5,664
267	Bank Mutual Corp.	1,850
193	Bank of the Ozarks, Inc.	10,837
121	Banner Corp.	5,259
490	BBCN Bancorp, Inc.	8,178
74	BofI Holding, Inc.*	6,065
494	Boston Private Financial Holdings, Inc.	5,876
433	Brookline Bancorp, Inc.	3,958
118	Calamos Asset Management, Inc., Class A	1,309
593	Capstead Mortgage Corp. (REIT)	7,134
187	Cardinal Financial Corp.	3,316
174	Cash America International, Inc.	6,544
385	Cedar Realty Trust, Inc. (REIT)	2,233
97	City Holding Co.	4,773
317	Columbia Banking System, Inc.	8,787
249	Community Bank System, Inc.	9,676
133	CoreSite Realty Corp. (REIT)	4,304
1,092	Cousins Properties, Inc. (REIT)	11,695
579	CVB Financial Corp.	9,345
1,210	DiamondRock Hospitality Co. (REIT)	13,830
181	Dime Community Bancshares, Inc.	3,044
188	EastGroup Properties, Inc. (REIT)	11,391
114	eHealth, Inc.*	5,165
192	Employers Holdings, Inc.	6,267
144	Encore Capital Group, Inc.*	6,867
314	EPR Properties (REIT)	15,791
194	Evercore Partners, Inc., Class A	10,641
336	EZCORP, Inc., Class A*	3,924
308	Financial Engines, Inc.	20,867
615	First BanCorp./Puerto Rico*	3,924
179	First Cash Financial Services, Inc.*	11,381
597	First Commonwealth Financial Corp.	5,588
357	First Financial Bancorp	5,901
188	First Financial Bankshares, Inc.	12,479
465	First Midwest Bancorp, Inc./IL	8,537
954	FNB Corp./PA	12,125
215	Forestar Group, Inc.*	4,162
540	Franklin Street Properties Corp. (REIT)	6,944
223	FXCM, Inc., Class A	3,715
446	Geo Group, Inc. (The) (REIT)	14,629
165	Getty Realty Corp. (REIT)	3,041
456	Glacier Bancorp, Inc.	13,662
339	Government Properties Income Trust (REIT)	8,411
131	Green Dot Corp., Class A*	3,177
196	Hanmi Financial Corp.	4,030
62	HCI Group, Inc.	3,087
594	Healthcare Realty Trust, Inc. (REIT)	13,145
205	HFF, Inc., Class A	5,252
294	Home BancShares, Inc./AR	10,631
247	Horace Mann Educators Corp.	7,588
145	Independent Bank Corp./MA	5,535
71	Infinity Property & Casualty Corp.	5,066
518	Inland Real Estate Corp. (REIT)	5,615
309	Interactive Brokers Group, Inc., Class A	7,493
227	Investment Technology Group, Inc.*	4,447
779	Kite Realty Group Trust (REIT)	5,102
638	LaSalle Hotel Properties (REIT)	19,982
1,256	Lexington Realty Trust (REIT)	12,899
215	LTC Properties, Inc. (REIT)	8,280
233	MarketAxess Holdings, Inc.	16,396
339	MB Financial, Inc.	11,055
287	Meadowbrook Insurance Group, Inc.	2,121
991	Medical Properties Trust, Inc. (REIT)	13,091
721	National Penn Bancshares, Inc.	8,140
66	Navigators Group, Inc. (The)*	4,411
270	NBT Bancorp, Inc.	7,001
583	Northwest Bancshares, Inc.	8,710
625	Old National Bancorp/IN	9,719
242	Oritani Financial Corp.	3,942
248	PacWest Bancorp	10,203
263	Parkway Properties, Inc./MD (REIT)	4,810
422	Pennsylvania Real Estate Investment Trust (REIT)	7,592
205	Pinnacle Financial Partners, Inc.	6,673
100	Piper Jaffray Cos.*	3,802
314	Portfolio Recovery Associates, Inc.*	18,338
338	Post Properties, Inc. (REIT)	14,487
404	PrivateBancorp, Inc.	11,203

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
383	ProAssurance Corp.	$18,415
1,770	Prospect Capital Corp.	20,196
330	Provident Financial Services, Inc.	6,452
124	PS Business Parks, Inc. (REIT)	9,712
106	RLI Corp.	10,694
184	S&T Bancorp, Inc.	4,841
231	Sabra Health Care REIT, Inc. (REIT)	6,163
79	Safety Insurance Group, Inc.	4,436
78	Saul Centers, Inc. (REIT)	3,793
345	Selective Insurance Group, Inc.	9,726
101	Simmons First National Corp., Class A	3,571
195	Sovran Self Storage, Inc. (REIT)	13,014
486	Sterling Bancorp/DE	6,386
129	Stewart Information Services Corp.	4,110
366	Stifel Financial Corp.*	16,386
1,159	Susquehanna Bancshares, Inc.	14,592
180	SWS Group, Inc.*	1,163
585	Tanger Factory Outlet Centers (REIT)	19,346
94	Taylor Capital Group, Inc.*	2,342
253	Texas Capital Bancshares, Inc.*	14,211
72	Tompkins Financial Corp.	3,607
242	Tower Group International Ltd.	1,007
584	TrustCo Bank Corp./NY	4,438
229	UMB Financial Corp.	14,683
693	Umpqua Holdings Corp.	12,758
284	United Bankshares, Inc./WV	9,216
239	United Community Banks, Inc./GA*	4,386
133	United Fire Group, Inc.	3,957
79	Universal Health Realty Income Trust (REIT)	3,348
157	Urstadt Biddle Properties, Inc., Class A (REIT)	2,992
223	ViewPoint Financial Group, Inc.	5,660
43	Virtus Investment Partners, Inc.*	8,935
381	Wilshire Bancorp, Inc.	4,027
246	Wintrust Financial Corp.	11,159
68	World Acceptance Corp.*	6,278
		921,361
	Health Care — 1.6%

130	Abaxis, Inc.	4,677
216	Abiomed, Inc.*	6,175
252	Acorda Therapeutics, Inc.*	8,772
443	Affymetrix, Inc.*	3,761
217	Air Methods Corp.	12,143
441	Akorn, Inc.*	11,356
435	Align Technology, Inc.*	23,768
52	Almost Family, Inc.	1,451
199	Amedisys, Inc.*	3,240
285	AMN Healthcare Services, Inc.*	3,956
200	Amsurg Corp.*	9,664
76	Analogic Corp.	7,343
71	Anika Therapeutics, Inc.*	2,439
338	Arqule, Inc.*	821
153	Bio-Reference Labs, Inc.*	4,468
187	Cambrex Corp.*	3,647
206	Cantel Medical Corp.	7,688
338	Centene Corp.*	20,189
109	Chemed Corp.	8,494
64	Computer Programs & Systems, Inc.	3,937
170	CONMED Corp.	6,921
71	Corvel Corp.*	3,287
167	Cross Country Healthcare, Inc.*	1,276
154	CryoLife, Inc.	1,702
152	Cyberonics, Inc.*	10,445
120	Cynosure, Inc., Class A*	3,107
177	Emergent Biosolutions, Inc.*	3,974
121	Ensign Group, Inc. (The)	5,466
177	Gentiva Health Services, Inc.*	2,186
149	Greatbatch, Inc.*	6,054
318	Haemonetics Corp.*	13,439
215	Hanger, Inc.*	8,351
125	HealthStream, Inc.*	4,205
213	Healthways, Inc.*	2,984
68	Hi-Tech Pharmacal Co., Inc.	2,953
81	ICU Medical, Inc.*	5,320
397	Impax Laboratories, Inc.*	9,544
143	Integra LifeSciences Holdings Corp.*	6,642
178	Invacare Corp.	3,987
104	IPC The Hospitalist Co., Inc.*	6,540
335	Kindred Healthcare, Inc.	5,641
59	Landauer, Inc.	3,127
75	LHC Group, Inc.*	1,781
126	Ligand Pharmaceuticals, Inc., Class B*	7,016
228	Luminex Corp.*	4,462
166	Magellan Health Services, Inc.*	10,159
387	Medicines Co. (The)*	14,168
155	Medidata Solutions, Inc.*	18,431
257	Meridian Bioscience, Inc.	6,317
251	Merit Medical Systems, Inc.*	4,109
175	Molina Healthcare, Inc.*	5,880
285	Momenta Pharmaceuticals, Inc.*	5,070
79	MWI Veterinary Supply, Inc.*	14,391
171	Natus Medical, Inc.*	3,938
226	Neogen Corp.*	11,497
276	NuVasive, Inc.*	9,177
216	Omnicell, Inc.*	5,238
348	PAREXEL International Corp.*	14,345
184	PharMerica Corp.*	4,155
269	Quality Systems, Inc.	6,284
342	Questcor Pharmaceuticals, Inc.	19,839
378	Santarus, Inc.*	12,164
329	Spectrum Pharmaceuticals, Inc.	3,168
88	SurModics, Inc.*	2,123
231	Symmetry Medical, Inc.*	2,266
406	ViroPharma, Inc.*	20,101
432	West Pharmaceutical Services, Inc.	21,565
		492,784
	Industrials — 2.1%

173	AAON, Inc.	5,323
243	AAR Corp.	7,586
318	ABM Industries, Inc.	8,844
454	Actuant Corp., Class A	17,742
240	Aegion Corp.*	5,225
122	Aerovironment, Inc.*	3,681
174	Albany International Corp., Class A	6,396
92	Allegiant Travel Co.*	10,184
48	American Science & Engineering, Inc.	3,440
72	American Woodmark Corp.*	2,598
178	Apogee Enterprises, Inc.	6,376
261	Applied Industrial Technologies, Inc.	12,627
150	Arkansas Best Corp.	4,881

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
116	Astec Industries, Inc.	$4,246
156	Atlas Air Worldwide Holdings, Inc.*	5,990
158	AZZ, Inc.	7,723
282	Barnes Group, Inc.	10,293
288	Brady Corp., Class A	9,023
296	Briggs & Stratton Corp.	5,985
89	CDI Corp.	1,396
109	CIRCOR International, Inc.	8,647
231	Comfort Systems USA, Inc.	4,735
50	Consolidated Graphics, Inc.*	3,220
129	Cubic Corp.	7,229
291	Curtiss-Wright Corp.	15,356
64	DXP Enterprises, Inc.*	6,271
205	Dycom Industries, Inc.*	5,802
415	EMCOR Group, Inc.	16,488
115	Encore Wire Corp.	5,775
295	EnerSys, Inc.	21,048
106	Engility Holdings, Inc.*	3,376
130	EnPro Industries, Inc.*	7,358
164	ESCO Technologies, Inc.	5,586
81	Exponent, Inc.	6,267
388	Federal Signal Corp.*	6,064
189	Forward Air Corp.	8,165
241	Franklin Electric Co., Inc.	10,725
122	G&K Services, Inc., Class A	7,347
375	GenCorp, Inc.*	6,878
179	Gibraltar Industries, Inc.*	3,168
277	Griffon Corp.	3,562
433	Healthcare Services Group, Inc.	12,553
299	Heartland Express, Inc.	5,481
100	Heidrick & Struggles International, Inc.	1,824
217	Hub Group, Inc., Class A*	8,166
336	II-VI, Inc.*	5,494
141	Insperity, Inc.	4,970
361	Interface, Inc.	7,238
169	John Bean Technologies Corp.	4,996
168	Kaman Corp.	6,696
169	Kelly Services, Inc., Class A	3,928
372	Knight Transportation, Inc.	6,648
305	Korn/Ferry International*	7,064
80	Lindsay Corp.	6,111
104	Lydall, Inc.*	1,854
252	Mobile Mini, Inc.*	10,181
281	Moog, Inc., Class A*	19,296
174	Mueller Industries, Inc.	10,628
30	National Presto Industries, Inc.	2,298
309	Navigant Consulting, Inc.*	6,056
432	Old Dominion Freight Line, Inc.*	22,261
285	On Assignment, Inc.*	9,699
373	Orbital Sciences Corp.*	8,758
169	Orion Marine Group, Inc.*	2,006
57	Powell Industries, Inc.	3,910
230	Quanex Building Products Corp.	4,103
247	Resources Connection, Inc.	3,512
150	Saia, Inc.*	5,210
253	Simpson Manufacturing Co., Inc.	9,184
322	SkyWest, Inc.	5,442
79	Standex International Corp.	4,655
232	Teledyne Technologies, Inc.*	21,513
114	Tennant Co.	7,440
399	Tetra Tech, Inc.*	11,407
332	Titan International, Inc.	5,727
354	Toro Co. (The)	21,845
253	TrueBlue, Inc.*	6,462
94	UniFirst Corp.	9,611
247	United Stationers, Inc.	11,110
123	Universal Forest Products, Inc.	6,392
126	Viad Corp.	3,402
112	Vicor Corp.*	1,211
180	WageWorks, Inc.*	10,314
177	Watts Water Technologies, Inc., Class A	10,641
		639,923
	Information Technology — 2.5%

227	Advanced Energy Industries, Inc.*	5,407
87	Agilysys, Inc.*	1,137
165	Anixter International, Inc.*	14,586
710	ARRIS Group, Inc.*	14,569
198	ATMI, Inc.*	6,059
193	Avid Technology, Inc.*	1,708
89	Badger Meter, Inc.	4,889
61	Bel Fuse, Inc., Class B	1,387
270	Belden, Inc.	18,905
338	Benchmark Electronics, Inc.*	7,767
99	Black Box Corp.	2,773
283	Blackbaud, Inc.	10,236
255	Blucora, Inc.*	7,415
224	Bottomline Technologies (de), Inc.*	7,744
412	Brooks Automation, Inc.	4,355
144	Cabot Microelectronics Corp.*	6,490
144	CACI International, Inc., Class A*	10,335
204	CalAmp Corp.*	5,088
278	Cardtronics, Inc.*	11,840
137	CEVA, Inc.*	2,191
255	Checkpoint Systems, Inc.*	3,682
413	CIBER, Inc.*	1,635
393	Cirrus Logic, Inc.*	7,931
512	Cognex Corp.	16,870
151	Coherent, Inc.	10,425
143	Cohu, Inc.	1,417
205	comScore, Inc.*	5,578
102	Comtech Telecommunications Corp.	3,278
209	CSG Systems International, Inc.	6,034
209	CTS Corp.	3,800
234	Daktronics, Inc.	3,580
271	Dealertrack Technologies, Inc.*	11,328
249	Dice Holdings, Inc.*	1,813
159	Digi International, Inc.*	1,828
180	Digital River, Inc.*	3,217
225	Diodes, Inc.*	4,597
140	DSP Group, Inc.*	1,238
113	DTS, Inc.*	2,530
197	Ebix, Inc.	2,744
157	Electro Scientific Industries, Inc.	1,616
287	Electronics For Imaging, Inc.*	11,365
564	Entropic Communications, Inc.*	2,797
196	EPIQ Systems, Inc.	3,279
294	Exar Corp.*	3,601
191	ExlService Holdings, Inc.*	5,035
106	FARO Technologies, Inc.*	5,781
258	FEI Co.	23,491
80	Forrester Research, Inc.	3,198
766	GT Advanced Technologies, Inc.*	7,514
626	Harmonic, Inc.*	4,820
228	Heartland Payment Systems, Inc.	10,239
201	Higher One Holdings, Inc.*	1,978
195	Hittite Microwave Corp.*	12,330
179	iGATE Corp.*	5,993

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
262	Insight Enterprises, Inc.*	$6,306
97	Interactive Intelligence Group, Inc.*	6,309
147	Intevac, Inc.*	973
348	Ixia*	4,521
269	j2 Global, Inc.	12,904
384	Kopin Corp.*	1,567
466	Kulicke & Soffa Industries, Inc.*	5,881
159	Liquidity Services, Inc.*	3,684
139	Littelfuse, Inc.	12,086
304	LivePerson, Inc.*	3,736
141	LogMeIn, Inc.*	4,864
120	Manhattan Associates, Inc.*	14,431
422	MAXIMUS, Inc.	19,201
93	Measurement Specialties, Inc.*	5,147
201	Mercury Systems, Inc.*	2,199
219	Methode Electronics, Inc.	6,336
286	Micrel, Inc.	2,777
577	Microsemi Corp.*	14,096
56	MicroStrategy, Inc., Class A*	7,242
329	MKS Instruments, Inc.	9,794
212	Monolithic Power Systems, Inc.	7,081
240	Monotype Imaging Holdings, Inc.	7,476
649	Monster Worldwide, Inc.*	3,654
97	MTS Systems Corp.	6,764
137	Nanometrics, Inc.*	2,587
239	NETGEAR, Inc.*	7,674
231	Netscout Systems, Inc.*	7,029
242	Newport Corp.*	4,150
370	NIC, Inc.	9,021
142	OpenTable, Inc.*	11,867
110	Oplink Communications, Inc.*	1,784
116	OSI Systems, Inc.*	8,897
129	Park Electrochemical Corp.	3,833
107	PC-Tel, Inc.	1,061
205	Perficient, Inc.*	4,444
129	Pericom Semiconductor Corp.*	1,231
209	Plexus Corp.*	8,437
183	Power Integrations, Inc.	9,783
127	Procera Networks, Inc.*	1,939
335	Progress Software Corp.*	8,824
543	QLogic Corp.*	6,739
177	QuinStreet, Inc.*	1,549
175	Rofin-Sinar Technologies, Inc.*	4,520
107	Rogers Corp.*	6,721
109	Rubicon Technology, Inc.*	1,110
203	Rudolph Technologies, Inc.*	2,284
518	Sanmina Corp.*	8,019
174	ScanSource, Inc.*	7,306
193	Sigma Designs, Inc.*	1,083
88	Stamps.com, Inc.*	4,054
201	Super Micro Computer, Inc.*	3,192
64	Supertex, Inc.	1,661
243	Sykes Enterprises, Inc.*	5,380
207	Synaptics, Inc.*	10,456
186	Synchronoss Technologies, Inc.*	5,902
163	SYNNEX Corp.*	10,784
546	Take-Two Interactive Software, Inc.*	8,933
207	Tangoe, Inc.*	3,258
120	TeleTech Holdings, Inc.*	3,082
300	Tessera Technologies, Inc.	6,000
969	TriQuint Semiconductor, Inc.*	7,636
338	TTM Technologies, Inc.*	3,279
174	Tyler Technologies, Inc.*	17,854
172	Ultratech, Inc.*	4,551
181	VASCO Data Security International, Inc.*	1,394
242	Veeco Instruments, Inc.*	7,797
259	ViaSat, Inc.*	15,584
144	Virtusa Corp.*	5,082
153	XO Group, Inc.*	2,397
		770,640
	Materials — 0.8%

183	A. Schulman, Inc.	6,259
106	A.M. Castle & Co.*	1,483
844	AK Steel Holding Corp.*	4,777
155	AMCOL International Corp.	4,830
154	American Vanguard Corp.	4,424
185	Balchem Corp.	10,943
336	Calgon Carbon Corp.*	6,959
318	Century Aluminum Co.*	2,862
136	Clearwater Paper Corp.*	7,201
69	Deltic Timber Corp.	4,348
279	Flotek Industries, Inc.*	5,842
140	FutureFuel Corp.	2,341
401	Globe Specialty Metals, Inc.	7,138
311	H.B. Fuller Co.	15,933
58	Hawkins, Inc.	2,190
76	Haynes International, Inc.	4,121
453	Headwaters, Inc.*	4,376
136	Innophos Holdings, Inc.	6,525
116	Kaiser Aluminum Corp.	7,809
248	KapStone Paper and Packaging Corp.	13,213
128	Koppers Holdings, Inc.	6,065
201	Kraton Performance Polymers, Inc.*	4,681
118	LSB Industries, Inc.*	3,785
127	Materion Corp.	3,653
165	Myers Industries, Inc.	3,340
99	Neenah Paper, Inc.	4,157
56	Olympic Steel, Inc.	1,572
198	OM Group, Inc.*	6,522
267	P. H. Glatfelter Co.	7,473
600	PolyOne Corp.	19,476
82	Quaker Chemical Corp.	6,645
189	RTI International Metals, Inc.*	6,590
194	Schweitzer-Mauduit International, Inc.	10,012
118	Stepan Co.	7,488
738	Stillwater Mining Co.*	8,288
433	SunCoke Energy, Inc.*	9,816
133	Texas Industries, Inc.*	7,730
156	Tredegar Corp.	4,084
306	Wausau Paper Corp.	3,715
140	Zep, Inc.	2,696
		251,362
	Telecommunication Services — 0.0%‡

61	Atlantic Tele-Network, Inc.	3,420
178	Cbeyond, Inc.*	988
1,288	Cincinnati Bell, Inc.*	4,122
191	General Communication, Inc., Class A*	1,900
110	Lumos Networks Corp.	2,537
94	NTELOS Holdings Corp.	2,013
134	USA Mobility, Inc.	1,968
		16,948
	Utilities — 0.5%

226	ALLETE, Inc.	11,137

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
240	American States Water Co.	$7,003
371	Avista Corp.	10,110
249	El Paso Electric Co.	8,971
188	Laclede Group, Inc. (The)	8,669
256	New Jersey Resources Corp.	11,697
167	Northwest Natural Gas Co.	7,103
238	NorthWestern Corp.	10,467
470	Piedmont Natural Gas Co., Inc.	15,581
199	South Jersey Industries, Inc.	11,283
287	Southwest Gas Corp.	15,228
346	UIL Holdings Corp.	12,985
257	UNS Energy Corp.	12,305
		142,539
	Total Common Stocks
	(Cost $4,362,641)	4,278,845

Principal Amount
	U.S. Government & Agency Security (a) — 27.1%
	Federal Home Loan Bank
$8,385,236	0.00%, due 12/02/13	8,385,236
	Total U.S. Government & Agency Security (Cost $8,385,236)	8,385,236

	Repurchase Agreements (a)(b) — 48.1%
14,912,095	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $14,912,171	14,912,095

	Total Repurchase Agreements (Cost $14,912,095)	14,912,095
	Total Investment Securities
	(Cost $27,659,972) — 89.0%	27,576,176
	Other assets less liabilities — 11.0%	3,418,762
	Net Assets — 100.0%	$30,994,938

*                           Non-income producing security.

‡                           Amount represents less than 0.05%.

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $2,446,591.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                                          Real Estate Investment Trust

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$289,603
Aggregate gross unrealized depreciation	(479,199)
Net unrealized depreciation	$(189,596)
Federal income tax cost of investments	$27,765,772

See accompanying notes to the financial statements.

Swap Agreements‡

Ultra SmallCap600 had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank N.A., based on the S&P SmallCap 600® Index	01/06/14	$5,267,769	$1,128,588

Equity Index Swap Agreement with Credit Suisse International, based on the S&P SmallCap 600® Index	11/06/15	2,521,335	95,555

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600® Index	12/06/13	4,651,447	174,247

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P SmallCap 600® Index	12/06/13	3,368,734	77,479

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the S&P SmallCap 600® Index	01/06/14	8,858,228	701,007

Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600® Index	11/06/15	26,228,264	988,647

Swap Agreement with Deutsche Bank AG, based on the iShares® Core S&P Small-Cap ETF	12/06/13	6,811,733	259,507

			$3,425,030

‡  Total return based on the underlying index less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.33%.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2013 (Unaudited)

UltraPro S&P500

Shares		Value
	Common Stocks (a) — 3.8%
	Consumer Discretionary — 0.5%

108	Abercrombie & Fitch Co., Class A	$3,702
521	Amazon.com, Inc.*	205,076
91	AutoNation, Inc.*	4,463
50	AutoZone, Inc.*	23,080
307	Bed Bath & Beyond, Inc.*	23,955
380	Best Buy Co., Inc.	15,409
161	BorgWarner, Inc.	17,254
301	Cablevision Systems Corp., Class A	5,048
315	CarMax, Inc.*	15,860
617	Carnival Corp.	22,280
792	CBS Corp. (Non-Voting), Class B	46,379
43	Chipotle Mexican Grill, Inc.*	22,526
397	Coach, Inc.	22,986
3,684	Comcast Corp., Class A	183,721
400	D.R. Horton, Inc.	7,952
184	Darden Restaurants, Inc.	9,813
398	Delphi Automotive PLC	23,303
719	DIRECTV*	47,533
325	Discovery Communications, Inc., Class A*	28,363
419	Dollar General Corp.*	23,858
293	Dollar Tree, Inc.*	16,305
151	Expedia, Inc.	9,617
136	Family Dollar Stores, Inc.	9,489
5,549	Ford Motor Co.	94,777
71	Fossil Group, Inc.*	9,036
165	GameStop Corp., Class A	7,961
323	Gannett Co., Inc.	8,740
389	Gap, Inc. (The)	15,937
173	Garmin Ltd.	8,401
1,326	General Motors Co.*	51,356
218	Genuine Parts Co.	18,059
346	Goodyear Tire & Rubber Co. (The)	7,702
6	Graham Holdings Co.	4,041
386	H&R Block, Inc.	10,765
314	Harley-Davidson, Inc.	21,044
96	Harman International Industries, Inc.	7,780
163	Hasbro, Inc.	8,773
2,018	Home Depot, Inc. (The)	162,792
367	International Game Technology	6,419
595	Interpublic Group of Cos., Inc. (The)	10,353
964	Johnson Controls, Inc.	48,692
288	Kohl’s Corp.	15,921
343	L Brands, Inc.	22,292
200	Leggett & Platt, Inc.	6,042
234	Lennar Corp., Class A	8,368
1,482	Lowe’s Cos., Inc.	70,365
530	Macy’s, Inc.	28,228
320	Marriott International, Inc., Class A	15,046
485	Mattel, Inc.	22,441
1,408	McDonald’s Corp.	137,097
252	Michael Kors Holdings Ltd.*	20,551
83	Netflix, Inc.*	30,361
406	Newell Rubbermaid, Inc.	12,322
701	News Corp., Class A*	12,590
1,053	NIKE, Inc., Class B	83,334
203	Nordstrom, Inc.	12,629
362	Omnicom Group, Inc.	25,865
153	O’Reilly Automotive, Inc.*	19,119
146	PetSmart, Inc.	10,820
73	priceline.com, Inc.*	87,040
492	PulteGroup, Inc.	9,230
115	PVH Corp.	15,401
85	Ralph Lauren Corp.	14,895
305	Ross Stores, Inc.	23,320
154	Scripps Networks Interactive, Inc., Class A	11,487
930	Staples, Inc.	14,443
1,058	Starbucks Corp.	86,185
275	Starwood Hotels & Resorts Worldwide, Inc.	20,482
889	Target Corp.	56,834
155	Tiffany & Co.	13,817
403	Time Warner Cable, Inc.	55,703
1,296	Time Warner, Inc.	85,160
1,007	TJX Cos., Inc.	63,320
157	TripAdvisor, Inc.*	13,866
2,798	Twenty-First Century Fox, Inc., Class A	93,705
154	Urban Outfitters, Inc.*	6,009
124	VF Corp.	29,088
572	Viacom, Inc., Class B	45,857
2,340	Walt Disney Co. (The)	165,064
112	Whirlpool Corp.	17,109
187	Wyndham Worldwide Corp.	13,410
114	Wynn Resorts Ltd.	18,909
629	Yum! Brands, Inc.	48,861
		2,853,186
	Consumer Staples — 0.4%

2,823	Altria Group, Inc.	104,395
929	Archer-Daniels-Midland Co.	37,392
611	Avon Products, Inc.	10,894
228	Beam, Inc.	15,397
229	Brown-Forman Corp., Class B	17,180
251	Campbell Soup Co.	9,721
184	Clorox Co. (The)	17,143
5,370	Coca-Cola Co. (The)	215,820
350	Coca-Cola Enterprises, Inc.	14,679
1,241	Colgate-Palmolive Co.	81,670
595	ConAgra Foods, Inc.	19,629
234	Constellation Brands, Inc., Class A*	16,476
615	Costco Wholesale Corp.	77,139
1,730	CVS Caremark Corp.	115,841
287	Dr. Pepper Snapple Group, Inc.	13,851
360	Estee Lauder Cos., Inc. (The), Class A	26,986
904	General Mills, Inc.	45,589
211	Hershey Co. (The)	20,444
190	Hormel Foods Corp.	8,554
148	J.M. Smucker Co. (The)	15,428
362	Kellogg Co.	21,952
540	Kimberly-Clark Corp.	58,946
839	Kraft Foods Group, Inc.	44,568
730	Kroger Co. (The)	30,477
527	Lorillard, Inc.	27,051
186	McCormick & Co., Inc. (Non-Voting)	12,834
285	Mead Johnson Nutrition Co.	24,085
222	Molson Coors Brewing Co., Class B	11,693
2,508	Mondelez International, Inc., Class A	84,093
191	Monster Beverage Corp.*	11,303
2,172	PepsiCo, Inc.	183,447
2,280	Philip Morris International, Inc.	195,031
3,858	Procter & Gamble Co. (The)	324,921
446	Reynolds American, Inc.	22,501
340	Safeway, Inc.	11,890

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
829	Sysco Corp.	$27,879
392	Tyson Foods, Inc., Class A	12,422
1,225	Walgreen Co.	72,520
2,293	Wal-Mart Stores, Inc.	185,756
525	Whole Foods Market, Inc.	29,715
		2,277,312
	Energy — 0.4%

708	Anadarko Petroleum Corp.	62,885
569	Apache Corp.	52,058
624	Baker Hughes, Inc.	35,543
593	Cabot Oil & Gas Corp.	20,429
347	Cameron International Corp.*	19,220
714	Chesapeake Energy Corp.	19,185
2,721	Chevron Corp.	333,159
1,723	ConocoPhillips	125,434
322	CONSOL Energy, Inc.	11,457
525	Denbury Resources, Inc.*	8,757
538	Devon Energy Corp.	32,614
98	Diamond Offshore Drilling, Inc.	5,885
329	Ensco PLC, Class A	19,437
384	EOG Resources, Inc.	63,360
212	EQT Corp.	18,043
6,200	Exxon Mobil Corp.	579,576
334	FMC Technologies, Inc.*	16,065
1,191	Halliburton Co.	62,742
150	Helmerich & Payne, Inc.	11,550
406	Hess Corp.	32,939
948	Kinder Morgan, Inc.	33,692
1,000	Marathon Oil Corp.	36,040
441	Marathon Petroleum Corp.	36,488
247	Murphy Oil Corp.	16,038
366	Nabors Industries Ltd.	6,057
602	National Oilwell Varco, Inc.	49,063
191	Newfield Exploration Co.*	5,367
357	Noble Corp. PLC	13,609
506	Noble Energy, Inc.	35,541
1,135	Occidental Petroleum Corp.	107,780
380	Peabody Energy Corp.	6,916
861	Phillips 66	59,934
195	Pioneer Natural Resources Co.	34,661
253	QEP Resources, Inc.	8,101
230	Range Resources Corp.	17,860
175	Rowan Cos. PLC, Class A*	6,058
1,864	Schlumberger Ltd.	164,815
495	Southwestern Energy Co.*	19,137
943	Spectra Energy Corp.	31,638
190	Tesoro Corp.	11,140
477	Transocean Ltd.	24,031
764	Valero Energy Corp.	34,930
962	Williams Cos., Inc. (The)	33,882
283	WPX Energy, Inc.*	5,261
		2,328,377
	Financials — 0.6%

479	ACE Ltd.	49,232
655	Aflac, Inc.	43,472
653	Allstate Corp. (The)	35,438
1,307	American Express Co.	112,141
2,080	American International Group, Inc.	103,480
556	American Tower Corp. (REIT)	43,240
279	Ameriprise Financial, Inc.	30,202
433	Aon PLC	35,350
206	Apartment Investment & Management Co., Class A (REIT)	5,173
106	Assurant, Inc.	6,884
171	AvalonBay Communities, Inc. (REIT)	20,274
15,132	Bank of America Corp.	239,388
1,621	Bank of New York Mellon Corp. (The)	54,628
991	BB&T Corp.	34,427
2,535	Berkshire Hathaway, Inc., Class B*	295,404
177	BlackRock, Inc.	53,587
215	Boston Properties, Inc. (REIT)	21,390
824	Capital One Financial Corp.	59,023
391	CBRE Group, Inc., Class A*	9,478
1,629	Charles Schwab Corp. (The)	39,878
360	Chubb Corp. (The)	34,722
207	Cincinnati Financial Corp.	10,849
4,284	Citigroup, Inc.	226,709
443	CME Group, Inc.	36,304
261	Comerica, Inc.	11,836
681	Discover Financial Services	36,297
404	E*TRADE Financial Corp.*	7,240
472	Equity Residential (REIT)	24,327
1,249	Fifth Third Bancorp	25,380
573	Franklin Resources, Inc.	31,738
695	Genworth Financial, Inc., Class A*	10,501
588	Goldman Sachs Group, Inc. (The)	99,337
641	Hartford Financial Services Group, Inc.	22,839
641	HCP, Inc. (REIT)	23,570
404	Health Care REIT, Inc. (REIT)	22,620
1,056	Host Hotels & Resorts, Inc. (REIT)	19,441
670	Hudson City Bancorp, Inc.	6,258
1,169	Huntington Bancshares, Inc./OH	10,731
161	IntercontinentalExchange Group, Inc.*	34,391
624	Invesco Ltd.	21,746
5,302	JPMorgan Chase & Co.	303,380
1,284	KeyCorp	16,371
577	Kimco Realty Corp. (REIT)	11,898
153	Legg Mason, Inc.	5,984
441	Leucadia National Corp.	12,639
373	Lincoln National Corp.	19,146
431	Loews Corp.	20,408
183	M&T Bank Corp.	21,111
198	Macerich Co. (The) (REIT)	11,274
774	Marsh & McLennan Cos., Inc.	36,726
388	McGraw Hill Financial, Inc.	28,906
1,577	MetLife, Inc.	82,304
273	Moody’s Corp.	20,374
1,959	Morgan Stanley	61,317
163	NASDAQ OMX Group, Inc. (The)	6,404
318	Northern Trust Corp.	18,759
452	People’s United Financial, Inc.	6,843
230	Plum Creek Timber Co., Inc. (REIT)	10,060
749	PNC Financial Services Group, Inc. (The)	57,636
386	Principal Financial Group, Inc.	19,543
779	Progressive Corp. (The)	21,757
702	Prologis, Inc. (REIT)	26,627
655	Prudential Financial, Inc.	58,138
204	Public Storage (REIT)	31,151
1,966	Regions Financial Corp.	19,129
437	Simon Property Group, Inc. (REIT)	65,484
614	SLM Corp.	16,363
628	State Street Corp.	45,599
759	SunTrust Banks, Inc.	27,499
366	T. Rowe Price Group, Inc.	29,448
129	Torchmark Corp.	9,804
526	Travelers Cos., Inc. (The)	47,729
2,591	U.S. Bancorp/MN	101,619

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
371	Unum Group	$12,454
413	Ventas, Inc. (REIT)	23,471
245	Vornado Realty Trust (REIT)	21,543
6,806	Wells Fargo & Co.	299,600
823	Weyerhaeuser Co. (REIT)	24,797
403	XL Group PLC	12,892
260	Zions Bancorp.	7,626
		3,682,738
	Health Care — 0.5%

2,189	Abbott Laboratories	83,598
2,233	AbbVie, Inc.	108,189
244	Actavis PLC*	39,789
524	Aetna, Inc.	36,119
466	Agilent Technologies, Inc.	24,964
275	Alexion Pharmaceuticals, Inc.*	34,238
418	Allergan, Inc.	40,567
325	AmerisourceBergen Corp.	22,922
1,061	Amgen, Inc.	121,039
765	Baxter International, Inc.	52,364
274	Becton, Dickinson and Co.	29,754
335	Biogen Idec, Inc.*	97,475
1,892	Boston Scientific Corp.*	21,909
2,319	Bristol-Myers Squibb Co.	119,150
111	C.R. Bard, Inc.	15,416
478	Cardinal Health, Inc.	30,879
302	CareFusion Corp.*	12,035
579	Celgene Corp.*	93,665
416	Cerner Corp.*	23,908
398	Cigna Corp.	34,805
648	Covidien PLC	44,232
249	DaVita HealthCare Partners, Inc.*	14,828
200	DENTSPLY International, Inc.	9,512
158	Edwards Lifesciences Corp.*	10,354
1,397	Eli Lilly & Co.	70,157
1,147	Express Scripts Holding Co.*	77,250
333	Forest Laboratories, Inc.*	17,086
2,156	Gilead Sciences, Inc.*	161,290
233	Hospira, Inc.*	9,159
220	Humana, Inc.	22,878
56	Intuitive Surgical, Inc.*	21,106
3,969	Johnson & Johnson	375,706
127	Laboratory Corp. of America Holdings*	12,935
243	Life Technologies Corp.*	18,395
322	McKesson Corp.	53,417
1,405	Medtronic, Inc.	80,535
4,122	Merck & Co., Inc.	205,399
538	Mylan, Inc.*	23,742
117	Patterson Cos., Inc.	4,854
158	PerkinElmer, Inc.	6,010
133	Perrigo Co.	20,733
9,325	Pfizer, Inc.	295,882
214	Quest Diagnostics, Inc.	13,041
110	Regeneron Pharmaceuticals, Inc.*	32,325
405	St. Jude Medical, Inc.	23,660
415	Stryker Corp.	30,884
143	Tenet Healthcare Corp.*	6,170
508	Thermo Fisher Scientific, Inc.	51,232
1,432	UnitedHealth Group, Inc.	106,655
152	Varian Medical Systems, Inc.*	11,864
328	Vertex Pharmaceuticals, Inc.*	22,770
120	Waters Corp.*	11,944
421	WellPoint, Inc.	39,102
239	Zimmer Holdings, Inc.	21,847
704	Zoetis, Inc.	21,930
		2,991,669
	Industrials — 0.4%

915	3M Co.	122,162
282	ADT Corp. (The)	11,438
344	AMETEK, Inc.	16,932
978	Boeing Co. (The)	131,296
225	C.H. Robinson Worldwide, Inc.	13,192
896	Caterpillar, Inc.	75,802
145	Cintas Corp.	8,048
1,435	CSX Corp.	39,132
245	Cummins, Inc.	32,428
843	Danaher Corp.	63,056
539	Deere & Co.	45,405
1,208	Delta Air Lines, Inc.	35,008
240	Dover Corp.	21,778
55	Dun & Bradstreet Corp. (The)	6,427
668	Eaton Corp. PLC	48,537
1,006	Emerson Electric Co.	67,392
171	Equifax, Inc.	11,513
291	Expeditors International of Washington, Inc.	12,641
385	Fastenal Co.	17,914
419	FedEx Corp.	58,115
198	Flowserve Corp.	14,133
230	Fluor Corp.	17,896
468	General Dynamics Corp.	42,897
14,345	General Electric Co.	382,438
1,106	Honeywell International, Inc.	97,892
580	Illinois Tool Works, Inc.	46,156
381	Ingersoll-Rand PLC	27,211
240	Iron Mountain, Inc.	6,749
185	Jacobs Engineering Group, Inc.*	11,057
150	Joy Global, Inc.	8,484
155	Kansas City Southern	18,758
126	L-3 Communications Holdings, Inc.	13,036
380	Lockheed Martin Corp.	53,835
503	Masco Corp.	11,277
356	Nielsen Holdings N.V.	15,365
439	Norfolk Southern Corp.	38,496
324	Northrop Grumman Corp.	36,508
499	PACCAR, Inc.	28,598
158	Pall Corp.	13,225
210	Parker Hannifin Corp.	24,746
281	Pentair Ltd.	19,872
284	Pitney Bowes, Inc.	6,580
205	Precision Castparts Corp.	52,982
301	Quanta Services, Inc.*	8,913
454	Raytheon Co.	40,261
382	Republic Services, Inc.	13,336
196	Robert Half International, Inc.	7,571
195	Rockwell Automation, Inc.	22,148
190	Rockwell Collins, Inc.	13,819
140	Roper Industries, Inc.	18,158
74	Ryder System, Inc.	5,168
82	Snap-on, Inc.	8,704
995	Southwest Airlines Co.	18,497
225	Stanley Black & Decker, Inc.	18,313
121	Stericycle, Inc.*	14,215
395	Textron, Inc.	13,126
651	Tyco International Ltd.	24,829
653	Union Pacific Corp.	105,812
1,018	United Parcel Service, Inc., Class B	104,223
1,189	United Technologies Corp.	131,813
87	W.W. Grainger, Inc.	22,439
614	Waste Management, Inc.	28,048
261	Xylem, Inc.	9,020
		2,454,820

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Information Technology — 0.7%

908	Accenture PLC, Class A	$70,343
658	Adobe Systems, Inc.*	37,361
251	Akamai Technologies, Inc.*	11,225
450	Altera Corp.	14,513
224	Amphenol Corp., Class A	19,040
438	Analog Devices, Inc.	21,120
1,280	Apple, Inc.	711,770
1,694	Applied Materials, Inc.	29,306
314	Autodesk, Inc.*	14,209
680	Automatic Data Processing, Inc.	54,414
775	Broadcom Corp., Class A	20,685
462	CA, Inc.	15,246
7,552	Cisco Systems, Inc.	160,480
264	Citrix Systems, Inc.*	15,661
425	Cognizant Technology Solutions Corp., Class A*	39,903
208	Computer Sciences Corp.	10,945
2,057	Corning, Inc.	35,134
1,641	eBay, Inc.*	82,903
432	Electronic Arts, Inc.*	9,582
2,931	EMC Corp.	69,904
110	F5 Networks, Inc.*	9,049
411	Fidelity National Information Services, Inc.	20,830
98	First Solar, Inc.*	5,862
183	Fiserv, Inc.*	20,110
200	FLIR Systems, Inc.	5,934
394	Google, Inc., Class A*	417,478
151	Harris Corp.	9,741
2,707	Hewlett-Packard Co.	74,036
7,018	Intel Corp.	167,309
1,450	International Business Machines Corp.	260,536
418	Intuit, Inc.	31,028
260	Jabil Circuit, Inc.	5,270
335	JDS Uniphase Corp.*	4,067
714	Juniper Networks, Inc.*	14,473
233	KLA-Tencor Corp.	14,882
230	Lam Research Corp.*	11,985
328	Linear Technology Corp.	13,956
771	LSI Corp.	6,222
146	MasterCard, Inc., Class A	111,078
278	Microchip Technology, Inc.	12,035
1,463	Micron Technology, Inc.*	30,869
10,677	Microsoft Corp.	407,114
193	Molex, Inc.	7,458
333	Motorola Solutions, Inc.	21,938
479	NetApp, Inc.	19,759
815	NVIDIA Corp.	12,714
5,023	Oracle Corp.	177,262
458	Paychex, Inc.	20,028
2,416	QUALCOMM, Inc.	177,769
267	Red Hat, Inc.*	12,509
772	Salesforce.com, Inc.*	40,213
318	SanDisk Corp.	21,672
457	Seagate Technology PLC	22,411
984	Symantec Corp.	22,130
582	TE Connectivity Ltd.	30,683
230	Teradata Corp.*	10,497
270	Teradyne, Inc.*	4,598
1,551	Texas Instruments, Inc.	66,693
235	Total System Services, Inc.	7,297
190	VeriSign, Inc.*	10,803
727	Visa, Inc., Class A	147,915
297	Western Digital Corp.	22,287
777	Western Union Co. (The)	12,953
1,632	Xerox Corp.	18,572
375	Xilinx, Inc.	16,661
1,337	Yahoo!, Inc.*	49,442
		4,051,872
	Materials — 0.1%

295	Air Products & Chemicals, Inc.	32,105
93	Airgas, Inc.	10,103
1,507	Alcoa, Inc.	14,482
152	Allegheny Technologies, Inc.	5,049
138	Avery Dennison Corp.	6,748
204	Ball Corp.	10,196
145	Bemis Co., Inc.	5,659
81	CF Industries Holdings, Inc.	17,608
216	Cliffs Natural Resources, Inc.	5,402
1,705	Dow Chemical Co. (The)	66,597
1,301	E.I. du Pont de Nemours & Co.	79,855
217	Eastman Chemical Co.	16,716
382	Ecolab, Inc.	40,939
192	FMC Corp.	13,989
1,462	Freeport-McMoRan Copper & Gold, Inc.	50,717
115	International Flavors & Fragrances, Inc.	10,160
628	International Paper Co.	29,296
631	LyondellBasell Industries N.V., Class A	48,701
250	MeadWestvaco Corp.	8,777
751	Monsanto Co.	85,111
480	Mosaic Co. (The)	22,992
701	Newmont Mining Corp.	17,406
448	Nucor Corp.	22,875
232	Owens-Illinois, Inc.*	7,656
201	PPG Industries, Inc.	36,996
415	Praxair, Inc.	52,398
276	Sealed Air Corp.	8,862
123	Sherwin-Williams Co. (The)	22,513
169	Sigma-Aldrich Corp.	14,575
204	United States Steel Corp.	5,469
183	Vulcan Materials Co.	10,316
		780,268
	Telecommunication Services — 0.1%

7,481	AT&T, Inc.	263,406
846	CenturyLink, Inc.	25,972
464	Crown Castle International Corp.*	34,443
1,408	Frontier Communications Corp.	6,589
4,031	Verizon Communications, Inc.	200,018
835	Windstream Holdings, Inc.	6,739
		537,167
	Utilities — 0.1%

867	AES Corp. (The)	12,632
167	AGL Resources, Inc.	7,772
342	Ameren Corp.	12,261
686	American Electric Power Co., Inc.	32,283
604	CenterPoint Energy, Inc.	14,152
374	CMS Energy Corp.	9,926
413	Consolidated Edison, Inc.	22,802
816	Dominion Resources, Inc.	52,967
246	DTE Energy Co.	16,418
994	Duke Energy Corp.	69,540
459	Edison International	21,210
251	Entergy Corp.	15,534
1,207	Exelon Corp.	32,480
589	FirstEnergy Corp.	19,219
112	Integrys Energy Group, Inc.	6,019
598	NextEra Energy, Inc.	50,585
440	NiSource, Inc.	13,913
443	Northeast Utilities	18,198

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
455	NRG Energy, Inc.	$12,039
290	ONEOK, Inc.	16,840
351	Pepco Holdings, Inc.	6,697
627	PG&E Corp.	25,312
155	Pinnacle West Capital Corp.	8,271
890	PPL Corp.	27,332
713	Public Service Enterprise Group, Inc.	23,308
197	SCANA Corp.	9,293
320	Sempra Energy	28,301
1,231	Southern Co. (The)	50,016
288	TECO Energy, Inc.	4,908
321	Wisconsin Energy Corp.	13,408
701	Xcel Energy, Inc.	19,642
		673,278
	Total Common Stocks (Cost $22,311,183)	22,630,687

Principal Amount
	U.S. Government & Agency Security (a) — 20.6%
	Federal Home Loan Bank
$125,650,895	0.00%, due 12/02/13	125,650,895
	Total U.S. Government & Agency Security (Cost $125,650,895)	125,650,895

	Repurchase Agreements (a)(b) — 53.5%
326,044,438	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $326,046,047	326,044,438
	Total Repurchase Agreements (Cost $326,044,438)	326,044,438

	Total Investment Securities (Cost $474,006,516) — 77.9%	474,326,020
	Other assets less liabilities — 22.1%	134,906,938
	Net Assets — 100.0%	$609,232,958

*                           Non-income producing security.

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $135,409,699.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                                Real Estate Investment Trust

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$505,242
Aggregate gross unrealized depreciation	(530,328)
Net unrealized depreciation	$(25,086)
Federal income tax cost of investments	$474,351,106

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of November 30, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	1,067	12/20/13	$96,243,400	$1,606,146

Cash collateral in the amount of $4,648,642 was pledged to cover margin requirements for open futures contracts as of November 30, 2013.

See accompanying notes to the financial statements.

Swap Agreements‡

UltraPro S&P500® had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the S&P 500® Index	12/06/13	$48,201,488	$1,009,353

Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	11/06/15	18,180,606	380,817

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	12/06/13	32,063,202	674,294

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	12/06/13	33,800,642	501,779

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	12/06/13	59,886,610	1,068,939

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the S&P 500® Index	11/06/15	28,816,421	659,547

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	11/06/15	189,404,179	3,955,975

Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	12/06/13	79,854,077	1,670,258

Swap Agreement with Deutsche Bank AG, based on the SPDR® S&P 500® ETF Trust	12/06/13	162,262,936	2,481,861

Swap Agreement with Goldman Sachs International, based on the SPDR® S&P 500® ETF Trust	01/06/14	369,962,473	30,816,240

Swap Agreement with Merrill Lynch International, based on the SPDR® S&P 500® ETF Trust	12/06/13	263,206,569	5,489,232

Swap Agreement with Morgan Stanley & Co. International PLC, based on the SPDR® S&P 500® ETF Trust	01/06/14	423,243,052	26,210,737

			$74,919,032

‡  Total return based on the underlying index less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.42%.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2013 (Unaudited)

UltraPro MidCap400

Shares		Value
	Common Stocks (a) — 64.8%
	Consumer Discretionary — 9.3%

1,125	Aaron’s, Inc.	$32,220
1,079	Advance Auto Parts, Inc.	108,990
878	AMC Networks, Inc., Class A*	56,359
2,512	American Eagle Outfitters, Inc.	40,870
679	Ann, Inc.*	24,220
1,470	Apollo Education Group, Inc.*	38,646
1,886	Ascena Retail Group, Inc.*	40,172
576	Bally Technologies, Inc.*	42,952
863	Big Lots, Inc.*	33,079
404	Bob Evans Farms, Inc.	22,458
981	Brinker International, Inc.	46,136
690	Cabela’s, Inc.*	42,263
807	Carter’s, Inc.	57,031
735	Cheesecake Factory, Inc. (The)	35,831
2,382	Chico’s FAS, Inc.	44,520
1,537	Cinemark Holdings, Inc.	50,706
1,120	CST Brands, Inc.*	36,837
511	Deckers Outdoor Corp.*	42,229
839	DeVry Education Group, Inc.	29,818
1,506	Dick’s Sporting Goods, Inc.	85,119
824	Domino’s Pizza, Inc.	56,963
1,055	DreamWorks Animation SKG, Inc., Class A*	33,612
2,199	Foot Locker, Inc.	85,519
2,136	Gentex Corp.	63,674
880	Guess?, Inc.	30,149
1,466	Hanesbrands, Inc.	102,767
497	HSN, Inc.	28,528
413	International Speedway Corp., Class A	14,178
4,503	J.C. Penney Co., Inc.*	45,886
1,751	Jarden Corp.*	98,476
686	John Wiley & Sons, Inc., Class A	34,959
1,229	KB Home	21,544
966	Lamar Advertising Co., Class A*	48,223
584	Life Time Fitness, Inc.*	28,330
4,445	LKQ Corp.*	147,352
406	Matthews International Corp., Class A	17,125
579	MDC Holdings, Inc.	17,497
548	Meredith Corp.	29,230
902	Mohawk Industries, Inc.*	126,298
657	Murphy USA, Inc.*	29,729
1,859	New York Times Co. (The), Class A	25,952
63	NVR, Inc.*	61,109
7,051	Office Depot, Inc.*	38,358
415	Panera Bread Co., Class A*	73,409
948	Polaris Industries, Inc.	126,530
646	Regis Corp.	10,330
791	Rent-A-Center, Inc.	26,942
382	Scholastic Corp.	11,666
718	Scientific Games Corp., Class A*	12,888
3,139	Service Corp. International	56,722
1,193	Signet Jewelers Ltd.	91,670
1,012	Sotheby’s	51,875
895	Tempur Sealy International, Inc.*	45,663
660	Thor Industries, Inc.	35,686
2,251	Toll Brothers, Inc.*	76,759
2,068	Tractor Supply Co.	151,398
766	Tupperware Brands Corp.	69,966
1,187	Under Armour, Inc., Class A*	95,791
559	Valassis Communications, Inc.	16,412
4,194	Wendy’s Co. (The)	36,110
1,318	Williams-Sonoma, Inc.	77,920
		3,163,651
	Consumer Staples — 2.4%

2,052	Church & Dwight Co., Inc.	133,893
1,391	Dean Foods Co.*	25,010
922	Energizer Holdings, Inc.	101,743
2,591	Flowers Foods, Inc.	56,302
1,942	Green Mountain Coffee Roasters, Inc.*	130,852
732	Harris Teeter Supermarkets, Inc.	36,146
1,823	Hillshire Brands Co. (The)	60,925
1,148	Ingredion, Inc.	79,396
287	Lancaster Colony Corp.	24,871
484	Post Holdings, Inc.*	24,515
2,909	SUPERVALU, Inc.*	18,763
300	Tootsie Roll Industries, Inc.	9,615
730	United Natural Foods, Inc.*	50,260
343	Universal Corp.	17,891
2,563	WhiteWave Foods Co., Class A*	54,515
		824,697
	Energy — 3.7%

3,280	Alpha Natural Resources, Inc.*	21,910
3,143	Arch Coal, Inc.	12,823
853	Atwood Oceanics, Inc.*	44,834
722	Bill Barrett Corp.*	19,415
294	CARBO Ceramics, Inc.	36,171
1,281	Cimarex Energy Co.	121,157
1,129	Dresser-Rand Group, Inc.*	63,721
601	Dril-Quip, Inc.*	65,245
1,070	Energen Corp.	77,222
1,245	Gulfport Energy Corp.*	72,745
1,457	Helix Energy Solutions Group, Inc.*	32,360
2,960	HollyFrontier Corp.	142,021
1,602	Oceaneering International, Inc.	123,658
817	Oil States International, Inc.*	83,620
2,182	Patterson-UTI Energy, Inc.	50,862
905	Rosetta Resources, Inc.*	45,766
991	SM Energy Co.	87,347
2,363	Superior Energy Services, Inc.*	60,209
733	Tidewater, Inc.	41,810
647	Unit Corp.*	31,160
1,078	World Fuel Services Corp.	41,395
		1,275,451
	Financials — 14.6%

783	Affiliated Managers Group, Inc.*	156,796
632	Alexander & Baldwin, Inc.	23,883
1,058	Alexandria Real Estate Equities, Inc. (REIT)	66,929
249	Alleghany Corp.*	98,131
1,552	American Campus Communities, Inc. (REIT)	50,331
1,054	American Financial Group, Inc./OH	60,774
3,328	Apollo Investment Corp.	30,019
1,891	Arthur J. Gallagher & Co.	88,007
1,000	Aspen Insurance Holdings Ltd.	40,420
2,458	Associated Banc-Corp	42,376
1,239	Astoria Financial Corp.	17,321
1,241	BancorpSouth, Inc.	29,672
660	Bank of Hawaii Corp.	39,039
2,845	BioMed Realty Trust, Inc. (REIT)	52,860
1,143	BRE Properties, Inc. (REIT)	58,556
1,760	Brown & Brown, Inc.	55,651
1,263	Camden Property Trust (REIT)	73,153

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,087	Cathay General Bancorp	$30,034
1,299	CBOE Holdings, Inc.	67,912
700	City National Corp./CA	53,452
1,199	Commerce Bancshares, Inc./MO	54,103
1,294	Corporate Office Properties Trust (REIT)	28,766
1,713	Corrections Corp. of America (REIT)	57,129
776	Cullen/Frost Bankers, Inc.	55,732
4,814	Duke Realty Corp. (REIT)	73,077
2,039	East West Bancorp, Inc.	69,897
1,797	Eaton Vance Corp.	75,133
937	Equity One, Inc. (REIT)	20,989
563	Essex Property Trust, Inc. (REIT)	85,469
720	Everest Re Group Ltd.	112,918
1,571	Extra Space Storage, Inc. (REIT)	65,856
973	Federal Realty Investment Trust (REIT)	100,725
1,395	Federated Investors, Inc., Class B	38,070
3,623	Fidelity National Financial, Inc., Class A	105,321
1,584	First American Financial Corp.	41,913
3,562	First Horizon National Corp.	39,930
5,242	First Niagara Financial Group, Inc.	58,396
2,444	FirstMerit Corp.	56,114
2,870	Fulton Financial Corp.	37,511
386	Greenhill & Co., Inc.	21,118
1,216	Hancock Holding Co.	42,803
649	Hanover Insurance Group, Inc. (The)	39,141
1,482	HCC Insurance Holdings, Inc.	68,142
1,331	Highwoods Properties, Inc. (REIT)	47,810
842	Home Properties, Inc. (REIT)	44,272
2,195	Hospitality Properties Trust (REIT)	59,638
846	International Bancshares Corp.	22,072
2,217	Janus Capital Group, Inc.	24,121
658	Jones Lang LaSalle, Inc.	64,300
775	Kemper Corp.	29,078
1,203	Kilroy Realty Corp. (REIT)	60,571
2,116	Liberty Property Trust (REIT)	68,537
1,303	Mack-Cali Realty Corp. (REIT)	26,529
537	Mercury General Corp.	25,814
1,106	Mid-America Apartment Communities, Inc. (REIT)	66,625
1,791	MSCI, Inc.*	79,503
1,795	National Retail Properties, Inc. (REIT)	56,991
6,529	New York Community Bancorp, Inc.	107,859
3,578	Old Republic International Corp.	61,542
1,735	Omega Healthcare Investors, Inc. (REIT)	56,717
600	Potlatch Corp. (REIT)	23,910
810	Primerica, Inc.	34,854
831	Prosperity Bancshares, Inc.	53,292
1,162	Protective Life Corp.	55,753
1,823	Raymond James Financial, Inc.	87,832
1,868	Rayonier, Inc. (REIT)	82,397
2,905	Realty Income Corp. (REIT)	110,710
1,367	Regency Centers Corp. (REIT)	64,030
1,051	Reinsurance Group of America, Inc.	78,804
2,145	SEI Investments Co.	72,029
2,785	Senior Housing Properties Trust (REIT)	63,080
700	Signature Bank/NY*	74,375
1,362	SL Green Realty Corp. (REIT)	123,220
658	StanCorp Financial Group, Inc.	42,184
675	SVB Financial Group*	68,337
14,488	Synovus Financial Corp.	50,563
945	Taubman Centers, Inc. (REIT)	61,784
2,436	TCF Financial Corp.	38,172
995	Trustmark Corp.	27,910
3,713	UDR, Inc. (REIT)	86,402
2,954	Valley National Bancorp	29,983
1,623	W. R. Berkley Corp.	71,071
1,269	Waddell & Reed Financial, Inc., Class A	80,873
1,533	Washington Federal, Inc.	35,857
1,337	Webster Financial Corp.	39,415
1,661	Weingarten Realty Investors (REIT)	47,405
396	Westamerica Bancorp.	21,930
		5,011,720
	Health Care — 5.9%

2,347	Allscripts Healthcare Solutions, Inc.*	35,064
296	Bio-Rad Laboratories, Inc., Class A*	36,296
727	Charles River Laboratories International, Inc.*	37,928
1,404	Community Health Systems, Inc.	57,915
725	Cooper Cos., Inc. (The)	95,511
828	Covance, Inc.*	69,867
1,096	Cubist Pharmaceuticals, Inc.*	75,087
1,691	Endo Health Solutions, Inc.*	113,618
3,854	Health Management Associates, Inc., Class A*	50,449
1,176	Health Net, Inc.*	35,927
1,281	Henry Schein, Inc.*	146,034
869	Hill-Rom Holdings, Inc.	35,985
1,300	HMS Holdings Corp.*	29,783
4,005	Hologic, Inc.*	89,672
778	IDEXX Laboratories, Inc.*	81,036
704	LifePoint Hospitals, Inc.*	36,066
854	Mallinckrodt PLC*	44,374
761	Masimo Corp.*	21,787
750	MEDNAX, Inc.*	83,100
443	Mettler-Toledo International, Inc.*	109,231
1,532	Omnicare, Inc.	87,753
937	Owens & Minor, Inc.	35,765
2,104	ResMed, Inc.	102,696
913	Salix Pharmaceuticals Ltd.*	77,432
875	STERIS Corp.	40,372
491	Techne Corp.	42,000
609	Teleflex, Inc.	59,871
852	Thoratec Corp.*	33,543
680	United Therapeutics Corp.*	62,771
1,323	Universal Health Services, Inc., Class B	109,055
1,312	VCA Antech, Inc.*	39,294
645	WellCare Health Plans, Inc.*	47,924
		2,023,206
	Industrials — 10.7%

1,151	A. O. Smith Corp.	62,327
634	Acuity Brands, Inc.	65,004
1,493	AECOM Technology Corp.*	43,387
1,341	AGCO Corp.	78,154
1,034	Alaska Air Group, Inc.	80,383
474	Alliant Techsystems, Inc.	57,463
1,459	B/E Aerospace, Inc.*	126,933
714	Brink’s Co. (The)	23,940
945	Carlisle Cos., Inc.	69,467
739	CLARCOR, Inc.	44,732
817	Clean Harbors, Inc.*	43,113
837	Con-way, Inc.	34,643
1,653	Copart, Inc.*	56,913

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
497	Corporate Executive Board Co. (The)	$36,594
722	Crane Co.	44,988
746	Deluxe Corp.	37,069
2,002	Donaldson Co., Inc.	83,544
465	Esterline Technologies Corp.*	40,929
2,789	Exelis, Inc.	49,282
2,458	Fortune Brands Home & Security, Inc.	107,169
604	FTI Consulting, Inc.*	27,126
684	GATX Corp.	34,316
737	General Cable Corp.	21,476
751	Genesee & Wyoming, Inc., Class A*	72,246
909	Graco, Inc.	70,202
533	Granite Construction, Inc.	16,656
1,195	Harsco Corp.	31,249
869	Herman Miller, Inc.	27,730
672	HNI Corp.	26,638
799	Hubbell, Inc., Class B	86,220
737	Huntington Ingalls Industries, Inc.	60,604
1,211	IDEX Corp.	86,381
1,337	ITT Corp.	54,576
1,352	J.B. Hunt Transport Services, Inc.	101,657
3,219	JetBlue Airways Corp.*	28,617
2,192	KBR, Inc.	74,155
1,153	Kennametal, Inc.	54,744
841	Kirby Corp.*	79,432
677	Landstar System, Inc.	38,000
680	Lennox International, Inc.	56,032
1,217	Lincoln Electric Holdings, Inc.	86,991
1,159	Manpowergroup, Inc.	92,639
633	Matson, Inc.	15,844
468	Mine Safety Appliances Co.	23,316
713	MSC Industrial Direct Co., Inc., Class A	54,794
894	Nordson Corp.	64,475
1,288	Oshkosh Corp.	62,790
2,691	R.R. Donnelley & Sons Co.	49,784
667	Regal-Beloit Corp.	49,078
952	Rollins, Inc.	26,780
671	SPX Corp.	63,503
1,648	Terex Corp.*	59,855
1,182	Timken Co.	61,180
953	Towers Watson & Co., Class A	107,308
1,164	Trinity Industries, Inc.	60,423
770	Triumph Group, Inc.	56,934
1,381	United Rentals, Inc.*	94,916
1,109	URS Corp.	57,635
1,350	UTi Worldwide, Inc.	21,344
396	Valmont Industries, Inc.	57,305
1,426	Wabtec Corp.	98,394
1,829	Waste Connections, Inc.	80,366
399	Watsco, Inc.	38,288
678	Werner Enterprises, Inc.	16,319
897	Woodward, Inc.	38,481
		3,672,833
	Information Technology — 10.3%

1,399	3D Systems Corp.*	105,149
586	ACI Worldwide, Inc.*	37,815
1,097	Acxiom Corp.*	36,508
862	ADTRAN, Inc.	22,136
9,063	Advanced Micro Devices, Inc.*	32,989
611	Advent Software, Inc.	21,477
722	Alliance Data Systems Corp.*	174,912
1,369	ANSYS, Inc.*	117,282
1,137	AOL, Inc.*	50,687
1,484	Arrow Electronics, Inc.*	76,188
6,332	Atmel Corp.*	48,440
2,031	Avnet, Inc.	81,037
1,763	Broadridge Financial Solutions, Inc.	67,258
4,205	Cadence Design Systems, Inc.*	55,716
1,527	Ciena Corp.*	33,915
651	CommVault Systems, Inc.*	48,727
3,179	Compuware Corp.	34,937
697	Concur Technologies, Inc.*	67,672
1,536	Convergys Corp.	31,519
1,416	CoreLogic, Inc.*	49,886
1,779	Cree, Inc.*	99,268
2,034	Cypress Semiconductor Corp.*	19,709
946	Diebold, Inc.	32,287
446	DST Systems, Inc.	39,382
731	Equinix, Inc.*	117,472
597	FactSet Research Systems, Inc.	67,461
521	Fair Isaac Corp.	30,744
1,890	Fairchild Semiconductor International, Inc.*	24,060
1,380	Gartner, Inc.*	89,217
1,119	Global Payments, Inc.	70,553
1,603	Informatica Corp.*	62,212
2,262	Ingram Micro, Inc., Class A*	53,021
2,020	Integrated Device Technology, Inc.*	20,038
610	InterDigital, Inc.	20,673
1,048	International Rectifier Corp.*	25,089
1,885	Intersil Corp., Class A	19,830
579	Itron, Inc.*	24,521
1,263	Jack Henry & Associates, Inc.	71,700
1,079	Leidos Holdings, Inc.	52,472
1,263	Lender Processing Services, Inc.	44,344
927	Lexmark International, Inc., Class A	32,788
352	ManTech International Corp., Class A	10,127
1,426	Mentor Graphics Corp.	32,121
1,135	MICROS Systems, Inc.*	60,972
1,442	National Instruments Corp.	45,077
2,458	NCR Corp.*	85,907
953	NeuStar, Inc., Class A*	46,459
649	Plantronics, Inc.	29,030
2,105	Polycom, Inc.*	22,629
1,770	PTC, Inc.*	57,596
1,687	Rackspace Hosting, Inc.*	64,460
4,166	RF Micro Devices, Inc.*	21,996
2,433	Riverbed Technology, Inc.*	42,091
1,505	Rovi Corp.*	27,692
616	Science Applications International Corp.	22,700
1,008	Semtech Corp.*	29,958
582	Silicon Laboratories, Inc.*	22,727
2,780	Skyworks Solutions, Inc.*	73,920
972	SolarWinds, Inc.*	32,504
1,019	Solera Holdings, Inc.	68,018
3,569	SunEdison, Inc.*	45,362
2,287	Synopsys, Inc.*	83,773
559	Tech Data Corp.*	28,979
2,262	TIBCO Software, Inc.*	54,672
3,802	Trimble Navigation Ltd.*	121,284
929	ValueClick, Inc.*	19,881
1,618	VeriFone Systems, Inc.*	41,437
1,957	Vishay Intertechnology, Inc.*	25,304
575	WEX, Inc.*	57,074
752	Zebra Technologies Corp., Class A*	38,984
		3,523,825

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Materials — 4.5%

1,205	Albemarle Corp.	$82,796
982	Aptargroup, Inc.	63,751
1,065	Ashland, Inc.	97,000
880	Cabot Corp.	42,944
783	Carpenter Technology Corp.	47,207
1,732	Commercial Metals Co.	33,635
495	Compass Minerals International, Inc.	35,417
540	Cytec Industries, Inc.	48,319
483	Domtar Corp.	41,301
734	Eagle Materials, Inc.	57,252
451	Greif, Inc., Class A	24,783
823	Intrepid Potash, Inc.	12,715
2,078	Louisiana-Pacific Corp.*	34,079
685	Martin Marietta Materials, Inc.	66,144
513	Minerals Technologies, Inc.	30,472
170	NewMarket Corp.	55,072
1,188	Olin Corp.	29,498
1,456	Packaging Corp. of America	89,195
1,140	Reliance Steel & Aluminum Co.	83,824
1,066	Rock-Tenn Co., Class A	100,652
963	Royal Gold, Inc.	43,422
1,968	RPM International, Inc.	77,933
651	Scotts Miracle-Gro Co. (The), Class A	38,136
741	Sensient Technologies Corp.	36,413
648	Silgan Holdings, Inc.	30,294
1,487	Sonoco Products Co.	59,569
3,270	Steel Dynamics, Inc.	59,579
1,194	Valspar Corp. (The)	84,308
783	Worthington Industries, Inc.	32,831
		1,538,541
	Telecommunication Services — 0.3%

1,459	Telephone & Data Systems, Inc.	40,575
2,157	tw telecom, inc.*	61,086
		101,661
	Utilities — 3.1%

1,643	Alliant Energy Corp.	84,615
2,613	Aqua America, Inc.	62,895
1,342	Atmos Energy Corp.	59,652
659	Black Hills Corp.	33,128
895	Cleco Corp.	40,910
2,277	Great Plains Energy, Inc.	54,056
1,468	Hawaiian Electric Industries, Inc.	37,155
744	IDACORP, Inc.	38,450
2,796	MDU Resources Group, Inc.	82,957
1,238	National Fuel Gas Co.	83,540
3,489	NV Energy, Inc.	82,515
2,937	OGE Energy Corp.	101,092
1,180	PNM Resources, Inc.	27,459
2,593	Questar Corp.	58,394
1,690	UGI Corp.	68,039
1,219	Vectren Corp.	42,275
1,881	Westar Energy, Inc.	58,988
766	WGL Holdings, Inc.	30,525
		1,046,645
	Total Common Stocks (Cost $22,064,642)	22,182,230

Principal Amount
	U.S. Government & Agency Security (a) — 0.9%
	Federal Home Loan Bank
$319,925	0.00%, due 12/02/13	319,925
	Total U.S. Government & Agency Security (Cost $319,925)	319,925

	Repurchase Agreements (a)(b) — 19.6%
6,721,530	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $6,721,560	6,721,530
	Total Repurchase Agreements (Cost $6,721,530)	6,721,530

	Total Investment Securities (Cost $29,106,097) — 85.3%	29,223,685
	Other assets less liabilities — 14.7%	5,053,298
	Net Assets — 100.0%	$34,276,983

*                           Non-income producing security.

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $7,899,857.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                                Real Estate Investment Trust

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$665,338
Aggregate gross unrealized depreciation	(557,152)
Net unrealized appreciation	$108,186
Federal income tax cost of investments	$29,115,499

See accompanying notes to the financial statements.

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of November 30, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	26	12/20/13	$3,388,840	$79,913

Cash collateral in the amount of $197,123 was pledged to cover margin requirements for open futures contracts as of November 30, 2013.

Swap Agreements‡

UltraPro MidCap400 had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the S&P MidCap 400® Index	01/06/14	$19,547,989	$1,379,570

Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400® Index	11/06/15	584,133	6,716

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400® Index	12/06/13	874,396	10,114

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400® Index	12/06/13	13,615,102	97,400

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the S&P MidCap 400® Index	11/06/15	1,409,336	17,069

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400® Index	01/06/14	5,963,050	2,413,778

Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400® Index	01/06/14	882,262	492,066

Swap Agreement with Deutsche Bank AG, based on the SPDR® S&P MidCap 400® ETF Trust	12/06/13	31,991,643	358,664

Swap Agreement with Goldman Sachs International, based on the SPDR® S&P MidCap 400® ETF Trust	12/06/13	2,396,306	26,576

			$4,801,953

‡  Total return based on the underlying index less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.27%.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2013 (Unaudited)

UltraPro Russell2000

Shares		Value
	Common Stocks (a) — 26.8%
	Consumer Discretionary — 3.7%

834	1-800-Flowers.com, Inc., Class A*	$4,245
611	A.H. Belo Corp., Class A	4,729
2,539	Aeropostale, Inc.*	26,202
773	AFC Enterprises, Inc.*	33,695
1,875	American Apparel, Inc.*	2,231
2,175	American Axle & Manufacturing Holdings, Inc.*	43,500
570	American Public Education, Inc.*	25,758
260	America’s Car-Mart, Inc.*	10,928
1,526	Ann, Inc.*	54,432
426	Arctic Cat, Inc.	23,971
1,008	Asbury Automotive Group, Inc.*	52,335
457	Ascent Capital Group, Inc., Class A*	39,293
1,307	Barnes & Noble, Inc.*	21,931
351	Bassett Furniture Industries, Inc.	5,535
142	Beasley Broadcasting Group, Inc., Class A	1,305
812	Beazer Homes USA, Inc.*	16,898
1,126	bebe stores, inc.	6,632
3,357	Belo Corp., Class A	46,092
544	Big 5 Sporting Goods Corp.	10,129
47	Biglari Holdings, Inc.*	22,798
798	BJ’s Restaurants, Inc.*	23,653
733	Black Diamond, Inc.*	9,786
1,789	Bloomin’ Brands, Inc.*	46,872
401	Blue Nile, Inc.*	18,470
301	Blyth, Inc.	3,759
902	Bob Evans Farms, Inc.	50,142
535	Body Central Corp.*	2,097
437	Bon-Ton Stores, Inc. (The)	7,770
2,248	Boyd Gaming Corp.*	25,740
634	Bravo Brio Restaurant Group, Inc.*	10,125
593	Bridgepoint Education, Inc.*	10,970
383	Bright Horizons Family Solutions, Inc.*	13,348
1,399	Brown Shoe Co., Inc.	35,996
2,927	Brunswick Corp.	133,764
904	Buckle, Inc. (The)	47,966
607	Buffalo Wild Wings, Inc.*	91,196
1,305	Caesars Entertainment Corp.*	26,674
2,300	Callaway Golf Co.	18,630
358	Capella Education Co.*	23,528
1,785	Career Education Corp.*	9,014
746	Carmike Cinemas, Inc.*	17,859
508	Carriage Services, Inc.	9,535
766	Carrols Restaurant Group, Inc.*	5,132
891	Cato Corp. (The), Class A	30,330
225	Cavco Industries, Inc.*	15,181
575	CEC Entertainment, Inc.	27,571
2,477	Central European Media Enterprises Ltd., Class A*	6,192
1,725	Cheesecake Factory, Inc. (The)	84,094
748	Children’s Place Retail Stores, Inc. (The)*	41,140
1,175	Christopher & Banks Corp.*	7,367
445	Churchill Downs, Inc.*	39,983
525	Chuy’s Holdings, Inc.*	18,291
500	Citi Trends, Inc.*	8,255
418	Columbia Sportswear Co.	29,005
726	Conn’s, Inc.*	43,800
2,049	Cooper Tire & Rubber Co.	50,405
371	Core-Mark Holding Co., Inc.	27,387
2,564	Corinthian Colleges, Inc.*	4,308
308	Costa, Inc.*	6,745
636	Cracker Barrel Old Country Store, Inc.	69,000
2,851	Crocs, Inc.*	39,344
1,121	Crown Media Holdings, Inc., Class A*	3,755
274	CSS Industries, Inc.	8,532
264	Culp, Inc.	5,341
2,800	Cumulus Media, Inc., Class A*	19,544
30	Daily Journal Corp.*	4,380
4,751	Dana Holding Corp.	96,350
346	Del Frisco’s Restaurant Group, Inc.*	7,325
2,969	Denny’s Corp.*	21,377
438	Destination Maternity Corp.	13,377
1,362	Destination XL Group, Inc.*	9,575
554	Dex Media, Inc.*	4,022
577	Diamond Resorts International, Inc.*	10,311
783	Digital Generation, Inc.*	9,247
535	DineEquity, Inc.	45,010
347	Diversified Restaurant Holdings, Inc.*	1,964
816	Dorman Products, Inc.	40,620
741	Drew Industries, Inc.	40,170
1,012	E.W. Scripps Co. (The), Class A*	20,513
781	Education Management Corp.*	9,021
209	Einstein Noah Restaurant Group, Inc.	3,342
774	Entercom Communications Corp., Class A*	8,104
1,784	Entravision Communications Corp., Class A	11,792
803	Ethan Allen Interiors, Inc.	24,813
316	EveryWare Global, Inc.*	2,579
2,762	Express, Inc.*	67,973
638	Federal-Mogul Corp.*	13,092
641	Fiesta Restaurant Group, Inc.*	31,390
3,881	Fifth & Pacific Cos., Inc.*	126,753
1,593	Finish Line, Inc. (The), Class A	42,071
1,061	Five Below, Inc.*	56,403
159	Flexsteel Industries, Inc.	4,398
319	Fox Factory Holding Corp.*	5,863
1,424	Francesca’s Holdings Corp.*	27,939
1,188	Fred’s, Inc., Class A	20,624
601	FTD Cos., Inc.*	19,834
454	Fuel Systems Solutions, Inc.*	6,202
543	G-III Apparel Group Ltd.*	32,716
777	Genesco, Inc.*	58,205
1,081	Gentherm, Inc.*	26,117
612	Global Sources Ltd.*	4,719
287	Gordmans Stores, Inc.	2,999
1,469	Grand Canyon Education, Inc.*	66,898
1,627	Gray Television, Inc.*	19,931
704	Group 1 Automotive, Inc.	48,189
1,391	Harte-Hanks, Inc.	11,072
639	Haverty Furniture Cos., Inc.	18,211
1,032	Helen of Troy Ltd.*	50,269
278	Hemisphere Media Group, Inc.*	3,100
415	hhgregg, Inc.*	6,183
841	Hibbett Sports, Inc.*	54,303
1,778	Hillenbrand, Inc.	49,962
348	Hooker Furniture Corp.	5,944
3,661	Hovnanian Enterprises, Inc., Class A*	18,781

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,094	HSN, Inc.	$62,796
1,845	Iconix Brand Group, Inc.*	73,210
233	Ignite Restaurant Group, Inc.*	2,878
901	International Speedway Corp., Class A	30,931
1,274	Interval Leisure Group, Inc.	34,118
914	iRobot Corp.*	30,354
685	Isle of Capri Casinos, Inc.*	5,569
756	ITT Educational Services, Inc.*	29,476
1,439	Jack in the Box, Inc.*	68,137
622	JAKKS Pacific, Inc.	4,018
540	Jamba, Inc.*	6,372
160	Johnson Outdoors, Inc., Class A	4,582
2,591	Jones Group, Inc. (The)	36,378
905	JoS. A. Bank Clothiers, Inc.*	51,422
1,427	Journal Communications, Inc., Class A*	13,785
148	JTH Holding, Inc., Class A*	3,604
879	K12, Inc.*	18,494
2,703	KB Home	47,384
451	Kirkland’s, Inc.*	11,555
2,119	Krispy Kreme Doughnuts, Inc.*	53,780
1,694	La-Z-Boy, Inc.	49,566
2,062	LeapFrog Enterprises, Inc.*	17,754
679	Libbey, Inc.*	15,617
1,393	Life Time Fitness, Inc.*	67,574
1,963	LifeLock, Inc.*	33,803
330	Lifetime Brands, Inc.	4,825
777	Lincoln Educational Services Corp.	4,157
718	Lithia Motors, Inc., Class A	47,445
4,553	Live Nation Entertainment, Inc.*	83,639
421	Loral Space & Communications, Inc.	33,230
645	Luby’s, Inc.*	5,792
889	Lumber Liquidators Holdings, Inc.*	89,513
782	M/I Homes, Inc.*	17,181
392	Mac-Gray Corp.	8,350
599	Marcus Corp. (The)	8,739
340	Marine Products Corp.	3,274
755	MarineMax, Inc.*	11,869
943	Marriott Vacations Worldwide Corp.*	49,262
940	Martha Stewart Living Omnimedia, Inc., Class A*	3,469
893	Matthews International Corp., Class A	37,667
435	Mattress Firm Holding Corp.*	16,152
1,966	McClatchy Co. (The), Class A*	6,173
1,264	MDC Holdings, Inc.	38,198
1,227	MDC Partners, Inc., Class A	27,915
634	Media General, Inc.*	11,475
1,627	Men’s Wearhouse, Inc. (The)	83,172
1,156	Meredith Corp.	61,661
1,170	Meritage Homes Corp.*	50,989
1,528	Modine Manufacturing Co.*	20,292
278	Monarch Casino & Resort, Inc.*	4,934
1,012	Monro Muffler Brake, Inc.	53,697
862	Morgans Hotel Group Co.*	6,939
572	Movado Group, Inc.	26,037
934	Multimedia Games Holding Co., Inc.*	27,086
160	NACCO Industries, Inc., Class A	10,360
88	Nathan’s Famous, Inc.*	4,641
1,841	National CineMedia, Inc.	34,335
1,004	Nautilus, Inc.*	7,600
931	New York & Co., Inc.*	4,776
4,174	New York Times Co. (The), Class A	58,269
950	Nexstar Broadcasting Group, Inc., Class A	47,186
199	Noodles & Co.*	8,085
926	Nutrisystem, Inc.	18,224
15,535	Office Depot, Inc.*	84,509
776	Orbitz Worldwide, Inc.*	5,370
3,100	Orient-Express Hotels Ltd., Class A*	45,663
910	Outerwall, Inc.*	62,244
362	Overstock.com, Inc.*	10,136
435	Oxford Industries, Inc.	32,712
1,494	Pacific Sunwear of California, Inc.*	4,348
518	Papa John’s International, Inc.	43,965
1,367	Penske Automotive Group, Inc.	60,722
1,720	Pep Boys-Manny Moe & Jack (The)*	23,564
399	Perry Ellis International, Inc.	6,196
651	PetMed Express, Inc.	10,273
3,067	Pier 1 Imports, Inc.	68,363
1,889	Pinnacle Entertainment, Inc.*	47,489
1,507	Pool Corp.	84,452
4,289	Quiksilver, Inc.*	38,172
323	R.G. Barry Corp.	6,202
3,225	RadioShack Corp.*	9,385
336	ReachLocal, Inc.*	4,250
564	Reading International, Inc., Class A*	4,112
458	Red Robin Gourmet Burgers, Inc.*	36,507
1,537	Regis Corp.	24,577
453	Remy International, Inc.	10,523
1,727	Rent-A-Center, Inc.	58,822
338	Rentrak Corp.*	13,486
572	Restoration Hardware Holdings, Inc.*	43,186
304	RetailMeNot, Inc.*	8,716
1,972	Ruby Tuesday, Inc.*	13,903
1,159	Ruth’s Hospitality Group, Inc.	16,666
1,492	Ryland Group, Inc. (The)	58,964
156	Saga Communications, Inc., Class A	8,050
336	Salem Communications Corp., Class A	3,021
855	Scholastic Corp.	26,112
1,545	Scientific Games Corp., Class A*	27,733
280	Sears Hometown and Outlet Stores, Inc.*	8,954
1,801	Select Comfort Corp.*	38,019
197	Shiloh Industries, Inc.	4,566
486	Shoe Carnival, Inc.	14,046
1,229	Shutterfly, Inc.*	58,046
2,214	Sinclair Broadcast Group, Inc., Class A	72,663
1,251	Skechers U.S.A., Inc., Class A*	42,059
583	Skullcandy, Inc.*	3,539
1,805	Smith & Wesson Holding Corp.*	21,335
1,260	Sonic Automotive, Inc., Class A	29,887
1,817	Sonic Corp.*	35,958
2,209	Sotheby’s	113,233
1,104	Spartan Motors, Inc.	7,629
377	Speedway Motorsports, Inc.	7,589
1,058	Stage Stores, Inc.	22,229

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
641	Standard Motor Products, Inc.	$22,256
4,795	Standard Pacific Corp.*	39,223
895	Stein Mart, Inc.	13,192
475	Steiner Leisure Ltd.*	28,101
1,946	Steven Madden Ltd.*	75,816
2,344	Stewart Enterprises, Inc., Class A	31,058
260	Stock Building Supply Holdings, Inc.*	4,761
922	Stoneridge, Inc.*	11,903
350	Strayer Education, Inc.*	13,002
625	Sturm Ruger & Co., Inc.	48,081
752	Superior Industries International, Inc.	14,844
353	Systemax, Inc.	4,049
1,968	Tenneco, Inc.*	112,963
2,020	Texas Roadhouse, Inc.	56,520
597	Tile Shop Holdings, Inc.*	10,000
320	Tilly’s, Inc., Class A*	3,853
197	Tower International, Inc.*	4,234
777	Town Sports International Holdings, Inc.	10,684
343	Trans World Entertainment Corp.	1,492
478	TRI Pointe Homes, Inc.*	9,488
1,386	Tuesday Morning Corp.*	19,196
1,549	Tumi Holdings, Inc.*	37,176
251	UCP, Inc., Class A*	3,760
483	Unifi, Inc.*	13,398
485	Universal Electronics, Inc.*	18,435
686	Universal Technical Institute, Inc.	9,981
1,162	Vail Resorts, Inc.	88,068
1,256	Valassis Communications, Inc.	36,876
1,271	ValueVision Media, Inc., Class A*	7,321
700	Vera Bradley, Inc.*	17,584
711	Vitacost.com, Inc.*	4,081
982	Vitamin Shoppe, Inc.*	53,293
604	VOXX International Corp.*	10,775
221	WCI Communities, Inc.*	4,298
549	West Marine, Inc.*	7,433
2,879	Wet Seal, Inc. (The), Class A*	9,587
211	Weyco Group, Inc.	6,193
445	William Lyon Homes, Class A*	9,679
73	Winmark Corp.	6,252
908	Winnebago Industries, Inc.*	28,112
3,247	Wolverine World Wide, Inc.	106,859
931	World Wrestling Entertainment, Inc., Class A	14,254
995	Zagg, Inc.*	4,219
1,051	Zale Corp.*	15,502
683	Zumiez, Inc.*	18,967
		7,322,997
	Consumer Staples — 1.1%

93	Alico, Inc.	3,625
2,836	Alliance One International, Inc.*	8,763
605	Andersons, Inc. (The)	51,467
443	Annie’s, Inc.*	20,356
38	Arden Group, Inc., Class A	4,940
1,710	B&G Foods, Inc.	59,217
267	Boston Beer Co., Inc. (The), Class A*	65,362
1,925	Boulder Brands, Inc.*	29,472
396	Calavo Growers, Inc.	12,209
480	Cal-Maine Foods, Inc.	26,376
1,240	Casey’s General Stores, Inc.	92,281
1,354	Central Garden and Pet Co., Class A*	10,588
535	Chefs’ Warehouse, Inc. (The)*	13,728
1,503	Chiquita Brands International, Inc.*	15,887
151	Coca-Cola Bottling Co. Consolidated	10,253
342	Craft Brew Alliance, Inc.*	6,070
3,824	Darling International, Inc.*	79,272
720	Diamond Foods, Inc.*	17,813
829	Elizabeth Arden, Inc.*	32,770
508	Fairway Group Holdings Corp.*	9,647
191	Farmer Bros Co.*	3,896
703	Female Health Co. (The)	6,439
1,225	Fresh Del Monte Produce, Inc.	34,312
85	Griffin Land & Nurseries, Inc.	2,805
1,243	Hain Celestial Group, Inc. (The)*	102,784
1,068	Harbinger Group, Inc.*	12,816
1,600	Harris Teeter Supermarkets, Inc.	79,008
383	Ingles Markets, Inc., Class A	10,061
531	Inter Parfums, Inc.	19,328
455	Inventure Foods, Inc.*	5,819
483	J&J Snack Foods Corp.	41,499
265	John B. Sanfilippo & Son, Inc.	6,755
599	Lancaster Colony Corp.	51,909
3,673	Lifevantage Corp.*	7,052
149	Lifeway Foods, Inc.	2,253
324	Limoneira Co.	8,537
447	Medifast, Inc.*	12,109
367	National Beverage Corp.	7,751
287	Natural Grocers by Vitamin Cottage, Inc.*	10,556
353	Nature’s Sunshine Products, Inc.	6,774
277	Nutraceutical International Corp.	7,091
156	Oil-Dri Corp. of America	6,274
644	Omega Protein Corp.*	8,726
193	Orchids Paper Products Co.	6,319
762	Pantry, Inc. (The)*	10,965
1,961	Pilgrim’s Pride Corp.*	32,121
1,057	Post Holdings, Inc.*	53,537
1,655	Prestige Brands Holdings, Inc.*	58,322
611	PriceSmart, Inc.	76,247
367	Revlon, Inc., Class A*	9,689
23,625	Rite Aid Corp.*	139,860
815	Roundy’s, Inc.	7,099
745	Sanderson Farms, Inc.	50,913
10	Seaboard Corp.	28,250
264	Seneca Foods Corp., Class A*	8,271
1,538	Snyder’s-Lance, Inc.	44,310
1,186	Spartan Stores, Inc.	27,506
696	Spectrum Brands Holdings, Inc.	49,124
5,387	Star Scientific, Inc.*	7,003
6,568	SUPERVALU, Inc.*	42,364
584	Susser Holdings Corp.*	37,388
560	Synutra International, Inc.*	5,018
633	Tootsie Roll Industries, Inc.	20,288
1,173	TreeHouse Foods, Inc.*	82,286
1,596	United Natural Foods, Inc.*	109,885
755	Universal Corp.	39,381
194	USANA Health Sciences, Inc.*	14,183
2,045	Vector Group Ltd.	33,497
205	Village Super Market, Inc., Class A	7,940
500	WD-40 Co.	37,630
356	Weis Markets, Inc.	18,167
		2,082,213

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Energy — 1.5%

2,658	Abraxas Petroleum Corp.*	$9,569
68	Adams Resources & Energy, Inc.	3,891
753	Alon USA Energy, Inc.	10,391
7,144	Alpha Natural Resources, Inc.*	47,722
848	Amyris, Inc.*	2,357
296	Apco Oil and Gas International, Inc.*	4,656
1,128	Approach Resources, Inc.*	23,902
6,867	Arch Coal, Inc.	28,017
587	Athlon Energy, Inc.*	19,148
968	Basic Energy Services, Inc.*	13,736
1,704	Berry Petroleum Co., Class A	85,745
1,577	Bill Barrett Corp.*	42,406
279	Bolt Technology Corp.	5,633
952	Bonanza Creek Energy, Inc.*	43,668
3,812	BPZ Resources, Inc.*	8,005
1,170	Bristow Group, Inc.	93,834
1,458	C&J Energy Services, Inc.*	34,555
3,168	Cal Dive International, Inc.*	5,861
1,290	Callon Petroleum Co.*	8,578
640	CARBO Ceramics, Inc.	78,739
1,307	Carrizo Oil & Gas, Inc.*	52,855
191	Clayton Williams Energy, Inc.*	13,828
2,204	Clean Energy Fuels Corp.*	27,528
1,968	Cloud Peak Energy, Inc.*	32,551
1,562	Comstock Resources, Inc.	26,445
480	Contango Oil & Gas Co.	22,613
1,540	Crosstex Energy, Inc.	50,050
261	Dawson Geophysical Co.*	8,435
1,201	Delek U.S. Holdings, Inc.	36,342
632	Diamondback Energy, Inc.*	31,436
1,833	Emerald Oil, Inc.*	13,308
1,524	Endeavour International Corp.*	7,376
2,568	Energy XXI Bermuda Ltd.	69,747
967	EPL Oil & Gas, Inc.*	27,705
1,152	Equal Energy Ltd.	5,818
651	Era Group, Inc.*	21,242
549	Evolution Petroleum Corp.*	6,786
4,391	EXCO Resources, Inc.	23,228
1,863	Exterran Holdings, Inc.*	60,585
3,860	Forest Oil Corp.*	17,061
1,273	Forum Energy Technologies, Inc.*	34,384
1,667	Frontline Ltd.*	5,001
1,728	FX Energy, Inc.*	5,910
826	GasLog Ltd.	13,158
1,795	Gastar Exploration, Inc.*	10,573
418	Geospace Technologies Corp.*	36,479
739	Global Geophysical Services, Inc.*	1,123
1,014	Goodrich Petroleum Corp.*	19,509
818	Green Plains Renewable Energy, Inc.	14,135
468	Gulf Island Fabrication, Inc.	12,383
864	GulfMark Offshore, Inc., Class A	42,647
7,494	Halcon Resources Corp.*	30,051
281	Hallador Energy Co.	2,223
3,428	Helix Energy Solutions Group, Inc.*	76,136
5,160	Hercules Offshore, Inc.*	32,972
1,158	Hornbeck Offshore Services, Inc.*	58,630
4,308	ION Geophysical Corp.*	16,629
30	Isramco, Inc.*	3,780
360	Jones Energy, Inc., Class A*	5,202
4,928	Key Energy Services, Inc.*	38,635
1,420	KiOR, Inc., Class A*	3,351
986	Knightsbridge Tankers Ltd.	7,701
8,588	Kodiak Oil & Gas Corp.*	97,388
313	L&L Energy, Inc.*^	473
5,562	Magnum Hunter Resources Corp.*	40,269
1,882	Matador Resources Co.*	41,009
844	Matrix Service Co.*	18,737
1,074	Midstates Petroleum Co., Inc.*	6,455
987	Miller Energy Resources, Inc.*	8,232
415	Mitcham Industries, Inc.*	7,262
400	Natural Gas Services Group, Inc.*	11,864
2,788	Newpark Resources, Inc.*	33,623
2,137	Nordic American Tankers Ltd.	17,310
2,064	Northern Oil and Gas, Inc.*	32,921
4,615	Nuverra Environmental Solutions, Inc.*	7,938
226	Panhandle Oil and Gas, Inc., Class A	7,481
3,854	Parker Drilling Co.*	30,562
1,152	PDC Energy, Inc.*	67,864
1,787	Penn Virginia Corp.*	19,174
1,846	PetroQuest Energy, Inc.*	7,569
407	PHI, Inc. (Non-Voting)*	17,285
2,012	Pioneer Energy Services Corp.*	14,527
4,031	Quicksilver Resources, Inc.*	11,770
684	Renewable Energy Group, Inc.*	7,777
7,309	Rentech, Inc.	13,229
2,191	Resolute Energy Corp.*	19,741
177	REX American Resources Corp.*	5,795
1,463	Rex Energy Corp.*	28,060
383	RigNet, Inc.*	16,270
1,977	Rosetta Resources, Inc.*	99,977
1,232	Sanchez Energy Corp.*	31,625
5,974	Scorpio Tankers, Inc.	68,581
651	SEACOR Holdings, Inc.	60,576
1,360	SemGroup Corp., Class A	83,477
1,810	Ship Finance International Ltd.	30,589
1,547	Solazyme, Inc.*	13,861
1,617	Stone Energy Corp.*	53,490
1,403	Swift Energy Co.*	18,674
1,642	Synergy Resources Corp.*	15,500
1,064	Targa Resources Corp.	86,280
2,013	Teekay Tankers Ltd., Class A	5,958
977	Tesco Corp.*	17,469
2,532	TETRA Technologies, Inc.*	31,245
514	TGC Industries, Inc.	3,701
2,200	Triangle Petroleum Corp.*	23,364
2,766	Uranium Energy Corp.*	5,366
3,927	Ur-Energy, Inc.*	4,595
1,874	Vaalco Energy, Inc.*	11,338
6,503	Vantage Drilling Co.*	12,161
1,125	W&T Offshore, Inc.	19,350
2,358	Warren Resources, Inc.*	7,663
1,752	Western Refining, Inc.	68,451
381	Westmoreland Coal Co.*	5,700
1,294	Willbros Group, Inc.*	11,348
1,199	ZaZa Energy Corp.*	1,271
		2,978,159
	Financials — 6.1%

488	1st Source Corp.	15,592
967	1st United Bancorp, Inc./FL	7,881
1,782	Acadia Realty Trust (REIT)	46,279
236	Access National Corp.	3,719
904	AG Mortgage Investment Trust, Inc. (REIT)	14,319
428	Agree Realty Corp. (REIT)	12,540

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,393	Alexander & Baldwin, Inc.	$52,641
68	Alexander’s, Inc. (REIT)	21,912
1,368	Altisource Residential Corp.	38,099
1,456	Ambac Financial Group, Inc.*	34,434
1,087	American Assets Trust, Inc. (REIT)	33,904
1,908	American Capital Mortgage Investment Corp. (REIT)	36,042
2,071	American Equity Investment Life Holding Co.	49,103
254	American National Bankshares, Inc.	6,594
4,984	American Realty Capital Properties, Inc. (REIT)	65,340
443	American Residential Properties, Inc. (REIT)*	7,779
773	Ameris Bancorp*	15,823
595	AMERISAFE, Inc.	26,109
301	Ames National Corp.	6,893
635	AmREIT, Inc. (REIT)	11,055
1,003	AmTrust Financial Services, Inc.	41,935
4,687	Anworth Mortgage Asset Corp. (REIT)	20,857
1,193	Apollo Commercial Real Estate Finance, Inc. (REIT)	19,840
7,271	Apollo Investment Corp.	65,584
1,037	Apollo Residential Mortgage, Inc. (REIT)	15,679
692	Ares Commercial Real Estate Corp. (REIT)	9,079
879	Argo Group International Holdings Ltd.	41,568
518	Arlington Asset Investment Corp., Class A	13,836
615	Armada Hoffler Properties, Inc. (REIT)	6,298
12,104	ARMOUR Residential REIT, Inc. (REIT)	47,327
344	Arrow Financial Corp.	9,632
400	Ashford Hospitality Prime, Inc. (REIT)*	8,180
1,988	Ashford Hospitality Trust, Inc. (REIT)	16,321
1,861	Associated Estates Realty Corp. (REIT)	29,609
2,857	Astoria Financial Corp.	39,941
305	AV Homes, Inc.*	6,152
372	Aviv REIT, Inc. (REIT)	9,560
299	Baldwin & Lyons, Inc., Class B	8,348
528	Banc of California, Inc.	6,769
229	Bancfirst Corp.	12,762
947	Banco Latinoamericano de Comercio Exterior S.A., Class E	25,512
1,063	Bancorp, Inc. (The)/DE*	19,453
3,080	BancorpSouth, Inc.	73,643
1,502	Bank Mutual Corp.	10,409
199	Bank of Kentucky Financial Corp.	6,732
176	Bank of Marin Bancorp	8,094
1,006	Bank of the Ozarks, Inc.	56,487
682	BankFinancial Corp.	6,643
630	Banner Corp.	27,380
127	Bar Harbor Bankshares	5,017
2,555	BBCN Bancorp, Inc.	42,643
233	BBX Capital Corp., Class A*	3,162
1,034	Beneficial Mutual Bancorp, Inc.*	10,857
811	Berkshire Hills Bancorp, Inc.	22,173
4,111	BGC Partners, Inc., Class A	24,255
2,397	BlackRock Kelso Capital Corp.	23,706
593	BNC Bancorp	9,031
391	BofI Holding, Inc.*	32,046
2,579	Boston Private Financial Holdings, Inc.	30,677
362	Bridge Bancorp, Inc.	9,010
311	Bridge Capital Holdings*	5,940
2,268	Brookline Bancorp, Inc.	20,730
437	Bryn Mawr Bank Corp.	13,232
106	C&F Financial Corp.	5,698
642	Calamos Asset Management, Inc., Class A	7,120
75	California First National Bancorp	1,228
247	Camden National Corp.	10,754
2,089	Campus Crest Communities, Inc. (REIT)	20,786
802	Capital Bank Financial Corp., Class A*	18,719
404	Capital City Bank Group, Inc.*	4,832
435	Capital Southwest Corp.	14,925
4,819	Capitol Federal Financial, Inc.	58,117
3,092	Capstead Mortgage Corp. (REIT)	37,197
979	Cardinal Financial Corp.	17,358
198	Cascade Bancorp*	1,006
923	Cash America International, Inc.	34,714
2,552	Cathay General Bancorp	70,512
2,339	Cedar Realty Trust, Inc. (REIT)	13,566
381	Center Bancorp, Inc.	6,260
974	CenterState Banks, Inc.	10,285
706	Central Pacific Financial Corp.	14,035
110	Century Bancorp, Inc./MA, Class A	3,862
7,652	Chambers Street Properties (REIT)	63,282
736	Charter Financial Corp./MD	7,860
851	Chatham Lodging Trust (REIT)	17,522
954	Chemical Financial Corp.	30,547
117	Chemung Financial Corp.	3,877
1,571	Chesapeake Lodging Trust (REIT)	37,500
221	CIFC Corp.	1,761
399	Citizens & Northern Corp.	8,251
1,405	Citizens, Inc./TX*	12,378
507	City Holding Co.	24,949
278	Clifton Savings Bancorp, Inc.	3,528
465	CNB Financial Corp./PA	9,300
7,188	CNO Financial Group, Inc.	121,621
1,147	CoBiz Financial, Inc.	13,592
609	Cohen & Steers, Inc.	24,427
2,090	Colony Financial, Inc. (REIT)	42,260
1,651	Columbia Banking System, Inc.	45,766
1,294	Community Bank System, Inc.	50,285
454	Community Trust Bancorp, Inc.	20,761
340	CommunityOne Bancorp*	4,043
57	ConnectOne Bancorp, Inc.*	2,190
189	Consolidated-Tomoka Land Co.	6,961
585	Consumer Portfolio Services, Inc.*	4,311
671	CoreSite Realty Corp. (REIT)	21,714
5,439	Cousins Properties, Inc. (REIT)	58,252
3,160	Cowen Group, Inc., Class A*	12,766
849	Crawford & Co., Class B	8,779
230	Credit Acceptance Corp.*	29,705
304	CU Bancorp*	5,381
4,310	CubeSmart (REIT)	69,908
646	Customers Bancorp, Inc.*	11,266
2,971	CVB Financial Corp.	47,952
620	CyrusOne, Inc. (REIT)	12,667

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
5,649	CYS Investments, Inc. (REIT)	$45,192
9,406	DCT Industrial Trust, Inc. (REIT)	70,169
1,310	DFC Global Corp.*	13,113
91	Diamond Hill Investment Group, Inc.	11,307
6,324	DiamondRock Hospitality Co. (REIT)	72,283
1,030	Dime Community Bancshares, Inc.	17,325
240	Donegal Group, Inc., Class A	3,874
211	Doral Financial Corp.*	3,975
2,019	DuPont Fabros Technology, Inc. (REIT)	47,386
1,778	Dynex Capital, Inc. (REIT)	14,917
722	Eagle Bancorp, Inc.*	23,544
208	Eastern Insurance Holdings, Inc.	5,094
979	EastGroup Properties, Inc. (REIT)	59,318
3,689	Education Realty Trust, Inc. (REIT)	32,094
596	eHealth, Inc.*	27,005
209	Ellington Residential Mortgage REIT (REIT)	3,392
146	EMC Insurance Group, Inc.	4,552
1,001	Employers Holdings, Inc.	32,673
809	Encore Capital Group, Inc.*	38,581
308	Enstar Group Ltd.*	42,908
234	Enterprise Bancorp, Inc./MA	4,788
586	Enterprise Financial Services Corp.	11,462
1,671	EPR Properties (REIT)	84,035
1,948	Equity One, Inc. (REIT)	43,635
415	ESB Financial Corp.	5,955
291	ESSA Bancorp, Inc.	3,370
2,604	EverBank Financial Corp.	44,450
1,023	Evercore Partners, Inc., Class A	56,112
1,548	Excel Trust, Inc. (REIT)	18,143
1,652	EZCORP, Inc., Class A*	19,295
242	Farmers Capital Bank Corp.*	5,348
287	FBL Financial Group, Inc., Class A	13,176
283	FBR & Co.*	7,955
333	Federal Agricultural Mortgage Corp., Class C	11,658
4,016	FelCor Lodging Trust, Inc. (REIT)*	29,397
474	Fidelity Southern Corp.	8,465
444	Fidus Investment Corp.	9,632
4,425	Fifth Street Finance Corp.	42,303
1,582	Financial Engines, Inc.	107,181
446	Financial Institutions, Inc.	11,462
3,500	First American Financial Corp.	92,610
309	First Bancorp, Inc./ME	5,547
2,333	First BanCorp./Puerto Rico*	14,885
636	First Bancorp/NC	10,863
2,344	First Busey Corp.	14,064
944	First Cash Financial Services, Inc.*	60,020
3,167	First Commonwealth Financial Corp.	29,643
580	First Community Bancshares, Inc./VA	10,109
550	First Connecticut Bancorp, Inc./CT	9,345
316	First Defiance Financial Corp.	8,532
94	First Federal Bancshares of Arkansas, Inc.*	869
1,872	First Financial Bancorp	30,944
1,020	First Financial Bankshares, Inc.	67,708
363	First Financial Corp./IN	13,326
778	First Financial Holdings, Inc.	51,275
490	First Financial Northwest, Inc.	5,253
3,478	First Industrial Realty Trust, Inc. (REIT)	60,726
567	First Interstate BancSystem, Inc.	15,876
2,955	First Marblehead Corp. (The)*	2,423
1,130	First Merchants Corp.	23,945
2,429	First Midwest Bancorp, Inc./IL	44,596
135	First NBC Bank Holding Co.*	3,899
256	First of Long Island Corp. (The)	10,918
1,901	First Potomac Realty Trust (REIT)	22,812
2,020	First Security Group, Inc./TN*	4,222
5,362	FirstMerit Corp.	123,112
642	Flagstar Bancorp, Inc.*	11,781
998	Flushing Financial Corp.	21,567
4,860	FNB Corp./PA	61,771
1,121	Forestar Group, Inc.*	21,703
208	Fortegra Financial Corp.*	1,523
394	Fox Chase Bancorp, Inc.	6,962
348	Franklin Financial Corp./VA*	7,023
2,912	Franklin Street Properties Corp. (REIT)	37,448
1,184	FXCM, Inc., Class A	19,725
356	Gain Capital Holdings, Inc.	3,240
195	GAMCO Investors, Inc., Class A	16,419
194	Garrison Capital, Inc.	2,832
2,316	Geo Group, Inc. (The) (REIT)	75,965
410	German American Bancorp, Inc.	12,255
829	Getty Realty Corp. (REIT)	15,278
2,253	GFI Group, Inc.	8,516
2,330	Glacier Bancorp, Inc.	69,807
679	Gladstone Capital Corp.	6,627
454	Gladstone Commercial Corp. (REIT)	8,167
857	Gladstone Investment Corp.	6,505
4,675	Glimcher Realty Trust (REIT)	45,394
271	Global Indemnity PLC*	7,219
1,207	Golub Capital BDC, Inc.	22,704
1,769	Government Properties Income Trust (REIT)	43,889
1,921	Gramercy Property Trust, Inc. (REIT)*	10,335
333	Great Southern Bancorp, Inc.	9,887
835	Green Dot Corp., Class A*	20,249
912	Greenhill & Co., Inc.	49,896
913	Greenlight Capital Re Ltd., Class A*	31,051
625	GSV Capital Corp.*	6,650
476	Guaranty Bancorp	7,340
459	Hallmark Financial Services, Inc.*	4,361
1,091	Hampton Roads Bankshares, Inc.*	1,757
2,746	Hancock Holding Co.	96,659
1,022	Hanmi Financial Corp.	21,012
477	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5,915
300	HCI Group, Inc.	14,937
149	Health Insurance Innovations, Inc., Class A*	1,785
3,102	Healthcare Realty Trust, Inc. (REIT)	68,647
480	Heartland Financial USA, Inc.	14,309
1,992	Hercules Technology Growth Capital, Inc.	34,003
674	Heritage Commerce Corp.	5,567
490	Heritage Financial Corp./WA	8,428

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
653	Heritage Oaks Bancorp*	$5,217
6,554	Hersha Hospitality Trust (REIT)	37,554
1,071	HFF, Inc., Class A	27,439
2,907	Highwoods Properties, Inc. (REIT)	104,419
2,008	Hilltop Holdings, Inc.*	47,610
41	Hingham Institution for Savings	3,243
210	Home Bancorp, Inc.*	3,986
1,463	Home BancShares, Inc./AR	52,902
469	Home Federal Bancorp, Inc./ID	7,166
2,298	Home Loan Servicing Solutions Ltd.	53,474
419	HomeStreet, Inc.	8,866
674	HomeTrust Bancshares, Inc.*	11,134
1,284	Horace Mann Educators Corp.	39,444
281	Horizon Bancorp/IN	6,609
266	Horizon Technology Finance Corp.	3,777
1,402	Hudson Pacific Properties, Inc. (REIT)	29,077
532	Hudson Valley Holding Corp.	11,151
961	Iberiabank Corp.	60,255
1,230	ICG Group, Inc.*	21,144
558	Imperial Holdings, Inc.*	3,560
255	Independence Holding Co.	3,598
767	Independent Bank Corp./MA	29,276
123	Independent Bank Group, Inc.	5,889
373	Infinity Property & Casualty Corp.	26,614
2,760	Inland Real Estate Corp. (REIT)	29,918
1,727	International Bancshares Corp.	45,057
579	Intervest Bancshares Corp.*	4,308
456	INTL FCStone, Inc.*	9,480
4,375	Invesco Mortgage Capital, Inc. (REIT)	66,063
1,204	Investment Technology Group, Inc.*	23,586
1,429	Investors Bancorp, Inc.	34,396
3,264	Investors Real Estate Trust (REIT)	28,756
43	Investors Title Co.	3,397
2,752	iStar Financial, Inc. (REIT)*	35,446
4,828	Janus Capital Group, Inc.	52,529
437	JAVELIN Mortgage Investment Corp. (REIT)	5,393
508	JMP Group, Inc.	3,332
128	Kansas City Life Insurance Co.	6,394
915	KCAP Financial, Inc.	7,695
2,299	KCG Holdings, Inc., Class A*	27,473
464	Kearny Financial Corp.*	4,844
1,833	Kennedy-Wilson Holdings, Inc.	37,741
2,960	Kite Realty Group Trust (REIT)	19,388
3,332	Ladenburg Thalmann Financial Services, Inc.*	9,963
1,156	Lakeland Bancorp, Inc.	14,577
531	Lakeland Financial Corp.	20,364
3,364	LaSalle Hotel Properties (REIT)	105,360
196	LCNB Corp.	3,528
5,814	Lexington Realty Trust (REIT)	59,710
1,124	LTC Properties, Inc. (REIT)	43,285
768	Macatawa Bank Corp.*	3,940
1,612	Maiden Holdings Ltd.	20,408
1,263	Main Street Capital Corp.	41,616
659	MainSource Financial Group, Inc.	11,849
440	Manning & Napier, Inc.	8,039
1,213	MarketAxess Holdings, Inc.	85,359
267	Marlin Business Services Corp.	6,635
1,773	MB Financial, Inc.	57,818
2,304	MCG Capital Corp.	11,082
1,614	Meadowbrook Insurance Group, Inc.	11,927
603	Medallion Financial Corp.	10,697
5,228	Medical Properties Trust, Inc. (REIT)	69,062
1,298	Medley Capital Corp.	18,600
282	Mercantile Bank Corp.	6,283
181	Merchants Bancshares, Inc.	5,738
270	Meridian Interstate Bancorp, Inc.*	5,972
193	Meta Financial Group, Inc.	7,488
457	Metro Bancorp, Inc.*	10,237
516	MetroCorp Bancshares, Inc.	7,394
10,490	MGIC Investment Corp.*	85,074
172	Middleburg Financial Corp.	3,602
266	MidSouth Bancorp, Inc.	4,737
219	MidWestOne Financial Group, Inc.	6,130
1,373	Monmouth Real Estate Investment Corp., Class A (REIT)	13,208
1,422	Montpelier Re Holdings Ltd.	41,323
732	MVC Capital, Inc.	10,629
136	NASB Financial, Inc.*	4,080
1,691	National Bank Holdings Corp., Class A	35,815
225	National Bankshares, Inc.	8,546
796	National Health Investors, Inc. (REIT)	46,861
215	National Interstate Corp.	6,179
3,786	National Penn Bancshares, Inc.	42,744
71	National Western Life Insurance Co., Class A	15,188
335	Navigators Group, Inc. (The)*	22,391
1,417	NBT Bancorp, Inc.	36,743
740	Nelnet, Inc., Class A	33,300
1,364	New Mountain Finance Corp.	20,555
8,187	New Residential Investment Corp. (REIT)	49,449
2,062	New York Mortgage Trust, Inc. (REIT)	14,455
817	NewBridge Bancorp*	6,119
849	NewStar Financial, Inc.*	14,858
680	NGP Capital Resources Co.	5,290
333	Nicholas Financial, Inc.	5,331
1,883	Northfield Bancorp, Inc./NJ	24,479
211	Northrim BanCorp, Inc.	5,539
7,755	NorthStar Realty Finance Corp. (REIT)	76,619
3,033	Northwest Bancshares, Inc.	45,313
445	OceanFirst Financial Corp.	8,277
1,476	OFG Bancorp	25,387
3,280	Old National Bancorp/IN	51,004
370	OmniAmerican Bancorp, Inc.*	8,151
380	One Liberty Properties, Inc. (REIT)	7,832
732	OneBeacon Insurance Group Ltd., Class A	11,639
321	Oppenheimer Holdings, Inc., Class A	7,457
1,468	Oritani Financial Corp.	23,914
579	Pacific Continental Corp.	8,361
538	Pacific Premier Bancorp, Inc.*	7,823
1,227	PacWest Bancorp	50,479
144	Palmetto Bancshares, Inc.*	1,934
373	Park National Corp.	31,496
1,447	Park Sterling Corp.	10,259
1,409	Parkway Properties, Inc./MD (REIT)	25,771

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
291	Peapack Gladstone Financial Corp.	$5,334
1,987	Pebblebrook Hotel Trust (REIT)	60,266
476	PennantPark Floating Rate Capital Ltd.	6,588
2,150	PennantPark Investment Corp.	26,166
156	Penns Woods Bancorp, Inc.	8,103
2,200	Pennsylvania Real Estate Investment Trust (REIT)	39,578
413	PennyMac Financial Services, Inc., Class A*	7,393
2,279	PennyMac Mortgage Investment Trust (REIT)	51,460
349	Peoples Bancorp, Inc./OH	8,362
1,847	PHH Corp.*	44,402
188	Phoenix Cos., Inc. (The)*	10,883
380	Physicians Realty Trust (REIT)	4,541
736	PICO Holdings, Inc.*	17,833
1,133	Pinnacle Financial Partners, Inc.	36,879
522	Piper Jaffray Cos.*	19,846
947	Platinum Underwriters Holdings Ltd.	60,040
1,641	Portfolio Recovery Associates, Inc.*	95,834
1,310	Potlatch Corp. (REIT)	52,204
377	Preferred Bank/CA*	7,668
1,844	Primerica, Inc.	79,347
2,100	PrivateBancorp, Inc.	58,233
9,007	Prospect Capital Corp.	102,770
1,950	Prosperity Bancshares, Inc.	125,054
297	Provident Financial Holdings, Inc.	4,372
1,931	Provident Financial Services, Inc.	37,751
591	PS Business Parks, Inc. (REIT)	46,287
367	Pzena Investment Management, Inc., Class A	3,453
5,593	Radian Group, Inc.	79,756
2,264	RAIT Financial Trust (REIT)	18,587
1,931	Ramco-Gershenson Properties Trust (REIT)	30,896
65	RCS Capital Corp., Class A	1,042
2,657	Redwood Trust, Inc. (REIT)	49,367
174	Regional Management Corp.*	5,852
989	Renasant Corp.	30,461
314	Republic Bancorp, Inc./KY, Class A	7,793
393	Resource America, Inc., Class A	3,698
4,108	Resource Capital Corp. (REIT)	24,730
2,325	Retail Opportunity Investments Corp. (REIT)	33,875
548	Rexford Industrial Realty, Inc. (REIT)*	7,634
689	RLI Corp.	69,513
4,001	RLJ Lodging Trust (REIT)	96,584
887	Rockville Financial, Inc.	13,234
236	Roma Financial Corp.*	4,685
726	Rouse Properties, Inc. (REIT)	17,707
1,427	Ryman Hospitality Properties, Inc. (REIT)	59,749
962	S&T Bancorp, Inc.	25,310
452	S.Y. Bancorp, Inc.	15,264
1,208	Sabra Health Care REIT, Inc. (REIT)	32,229
679	Safeguard Scientifics, Inc.*	12,663
417	Safety Insurance Group, Inc.	23,415
808	Sandy Spring Bancorp, Inc.	23,577
254	Saul Centers, Inc. (REIT)	12,352
2,373	Seacoast Banking Corp. of Florida*	5,363
708	Select Income REIT (REIT)	19,428
1,797	Selective Insurance Group, Inc.	50,657
394	Sierra Bancorp	6,974
493	Silver Bay Realty Trust Corp. (REIT)	7,893
178	Silvercrest Asset Management Group, Inc., Class A*	2,830
534	Simmons First National Corp., Class A	18,882
1,456	Solar Capital Ltd.	33,706
373	Solar Senior Capital Ltd.	6,792
577	Southside Bancshares, Inc.	16,479
637	Southwest Bancorp, Inc./OK*	10,937
1,016	Sovran Self Storage, Inc. (REIT)	67,808
1,353	STAG Industrial, Inc. (REIT)	29,333
484	State Auto Financial Corp.	10,929
1,033	State Bank Financial Corp.	18,160
735	StellarOne Corp.	18,537
2,698	Sterling Bancorp/DE	35,452
1,099	Sterling Financial Corp./WA	35,882
689	Stewart Information Services Corp.	21,952
2,057	Stifel Financial Corp.*	92,092
5,866	Strategic Hotels & Resorts, Inc. (REIT)*	52,383
374	Suffolk Bancorp*	7,622
2,583	Summit Hotel Properties, Inc. (REIT)	23,454
1,308	Sun Bancorp, Inc./NJ*	4,800
1,160	Sun Communities, Inc. (REIT)	47,328
5,268	Sunstone Hotel Investors, Inc. (REIT)	68,853
6,033	Susquehanna Bancshares, Inc.	75,955
936	SWS Group, Inc.*	6,047
2,636	Symetra Financial Corp.	50,532
559	Taylor Capital Group, Inc.*	13,925
985	TCP Capital Corp.	17,041
446	Tejon Ranch Co.*	15,909
809	Terreno Realty Corp. (REIT)	14,327
344	Territorial Bancorp, Inc.	8,218
1,319	Texas Capital Bancshares, Inc.*	74,088
821	Third Point Reinsurance Ltd.*	13,678
1,097	THL Credit, Inc.	18,616
978	Thomas Properties Group, Inc.	6,758
1,700	TICC Capital Corp.	18,377
468	Tompkins Financial Corp.	23,447
1,858	Tower Group International Ltd.	7,729
852	TowneBank/VA	12,950
208	Tree.com, Inc.	6,275
892	Triangle Capital Corp.	26,546
518	Trico Bancshares	14,292
212	Tristate Capital Holdings, Inc.*	2,576
3,048	TrustCo Bank Corp./NY	23,165
2,173	Trustmark Corp.	60,953
1,154	UMB Financial Corp.	73,994
489	UMH Properties, Inc. (REIT)	4,704
3,622	Umpqua Holdings Corp.	66,681
654	Union First Market Bankshares Corp.	16,880
1,629	United Bankshares, Inc./WV	52,861
1,393	United Community Banks, Inc./GA*	25,562
1,597	United Community Financial Corp./OH*	6,005

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
637	United Financial Bancorp, Inc.	$12,568
666	United Fire Group, Inc.	19,814
385	Universal Health Realty Income Trust (REIT)	16,316
841	Universal Insurance Holdings, Inc.	10,428
540	Univest Corp. of Pennsylvania	11,318
806	Urstadt Biddle Properties, Inc., Class A (REIT)	15,362
390	VantageSouth Bancshares, Inc.*	2,067
1,292	ViewPoint Financial Group, Inc.	32,791
873	Virginia Commerce Bancorp, Inc.*	15,278
219	Virtus Investment Partners, Inc.*	45,508
533	Walker & Dunlop, Inc.*	8,645
1,193	Walter Investment Management Corp.*	45,489
502	Washington Banking Co.	9,006
2,152	Washington Real Estate Investment Trust (REIT)	51,088
468	Washington Trust Bancorp, Inc.	17,157
238	Waterstone Financial, Inc.*	2,694
2,920	Webster Financial Corp.	86,082
838	WesBanco, Inc.	26,397
464	West Bancorp., Inc.	7,480
873	Westamerica Bancorp.	48,347
2,396	Western Alliance Bancorp.*	55,635
786	Western Asset Mortgage Capital Corp. (REIT)	12,757
588	Westfield Financial, Inc.	4,345
226	Westwood Holdings Group, Inc.	12,945
223	WhiteHorse Finance, Inc.	3,450
691	Whitestone REIT (REIT)	9,253
2,004	Wilshire Bancorp, Inc.	21,182
1,034	Winthrop Realty Trust (REIT)	11,953
1,198	Wintrust Financial Corp.	54,341
3,250	WisdomTree Investments, Inc.*	49,790
301	World Acceptance Corp.*	27,788
254	WSFS Financial Corp.	19,289
465	Yadkin Financial Corp.*	8,347
183	ZAIS Financial Corp. (REIT)	3,127
		12,040,803
	Health Care — 3.5%

715	Abaxis, Inc.	25,726
1,253	Abiomed, Inc.*	35,823
1,146	Acadia Healthcare Co., Inc.*	52,945
2,267	ACADIA Pharmaceuticals, Inc.*	52,798
358	Accelerate Diagnostics, Inc.*	4,847
1,902	Accretive Health, Inc.*	16,129
2,398	Accuray, Inc.*	19,136
755	AcelRx Pharmaceuticals, Inc.*	7,384
3,124	Achillion Pharmaceuticals, Inc.*	10,809
1,312	Acorda Therapeutics, Inc.*	45,671
177	Addus HomeCare Corp.*	5,133
932	Aegerion Pharmaceuticals, Inc.*	66,107
2,300	Affymetrix, Inc.*	19,527
221	Agios Pharmaceuticals, Inc.*	3,879
1,258	Air Methods Corp.	70,398
1,883	Akorn, Inc.*	48,487
753	Albany Molecular Research, Inc.*	9,096
2,366	Align Technology, Inc.*	129,278
548	Alimera Sciences, Inc.*	1,381
161	Alliance HealthCare Services, Inc.*	4,650
267	Almost Family, Inc.	7,449
1,880	Alnylam Pharmaceuticals, Inc.*	115,056
2,006	Alphatec Holdings, Inc.*	3,992
698	AMAG Pharmaceuticals, Inc.*	17,122
1,018	Amedisys, Inc.*	16,573
984	Amicus Therapeutics, Inc.*	2,411
1,490	AMN Healthcare Services, Inc.*	20,681
1,006	Ampio Pharmaceuticals, Inc.*	7,978
1,035	Amsurg Corp.*	50,011
820	Anacor Pharmaceuticals, Inc.*	11,480
396	Analogic Corp.	38,262
797	AngioDynamics, Inc.*	12,314
389	Anika Therapeutics, Inc.*	13,362
3,647	Antares Pharma, Inc.*	14,369
214	Aratana Therapeutics, Inc.*	4,237
7,046	Arena Pharmaceuticals, Inc.*	45,940
1,920	Arqule, Inc.*	4,666
3,778	Array BioPharma, Inc.*	21,610
912	ArthroCare Corp.*	34,401
1,189	athenahealth, Inc.*	155,961
677	AtriCure, Inc.*	10,602
51	Atrion Corp.	14,355
1,595	Auxilium Pharmaceuticals, Inc.*	32,554
4,695	AVANIR Pharmaceuticals, Inc., Class A*	20,846
1,679	AVEO Pharmaceuticals, Inc.*	3,559
968	BioDelivery Sciences International, Inc.*	4,646
1,104	Biolase, Inc.*	1,965
791	Bio-Reference Labs, Inc.*	23,097
1,886	BioScrip, Inc.*	12,844
1,195	BioTime, Inc.*	4,768
221	Bluebird Bio, Inc.*	4,513
1,996	Cadence Pharmaceuticals, Inc.*	18,004
972	Cambrex Corp.*	18,954
1,061	Cantel Medical Corp.	39,597
927	Capital Senior Living Corp.*	20,700
677	Cardiovascular Systems, Inc.*	22,476
3,644	Cell Therapeutics, Inc.*	7,069
2,617	Celldex Therapeutics, Inc.*	72,648
124	Cellular Dynamics International, Inc.*	1,923
639	Cempra, Inc.*	8,262
1,761	Centene Corp.*	105,185
2,171	Cepheid, Inc.*	98,607
2,256	Cerus Corp.*	15,093
2,171	Chelsea Therapeutics International Ltd.*	8,402
610	Chemed Corp.	47,537
795	ChemoCentryx, Inc.*	4,110
275	Chimerix, Inc.*	4,405
385	Chindex International, Inc.*	6,580
517	Clovis Oncology, Inc.*	31,165
358	Computer Programs & Systems, Inc.	22,024
194	Conatus Pharmaceuticals, Inc.*	1,238
897	CONMED Corp.	36,517
1,722	Corcept Therapeutics, Inc.*	3,702
287	Cornerstone Therapeutics, Inc.*	2,724
864	Coronado Biosciences, Inc.*	1,417
369	Corvel Corp.*	17,081
878	Cross Country Healthcare, Inc.*	6,708
889	CryoLife, Inc.	9,823
2,606	Curis, Inc.*	8,339
475	Cutera, Inc.*	4,489
894	Cyberonics, Inc.*	61,436
621	Cynosure, Inc., Class A*	16,073
862	Cytokinetics, Inc.*	5,594
2,044	Cytori Therapeutics, Inc.*	5,560

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
5,099	Dendreon Corp.*	$15,144
1,828	Depomed, Inc.*	16,123
443	Derma Sciences, Inc.*	5,139
2,287	DexCom, Inc.*	75,677
423	Durata Therapeutics, Inc.*	5,211
3,914	Dyax Corp.*	33,269
5,917	Dynavax Technologies Corp.*	10,473
888	Emergent Biosolutions, Inc.*	19,936
1,304	Emeritus Corp.*	29,353
118	Enanta Pharmaceuticals, Inc.*	3,190
986	Endocyte, Inc.*	11,378
2,032	Endologix, Inc.*	36,312
629	Ensign Group, Inc. (The)	28,412
1,215	Enzon Pharmaceuticals, Inc.	2,017
191	Epizyme, Inc.*	4,000
148	Esperion Therapeutics, Inc.*	1,766
2,278	Exact Sciences Corp.*	27,974
302	Exactech, Inc.*	7,514
979	ExamWorks Group, Inc.*	28,890
5,947	Exelixis, Inc.*	34,671
725	Fibrocell Science, Inc.*	2,972
1,386	Five Star Quality Care, Inc.*	6,833
822	Fluidigm Corp.*	26,123
215	Furiex Pharmaceuticals, Inc.*	9,675
3,309	Galena Biopharma, Inc.*	13,302
1,160	GenMark Diagnostics, Inc.*	13,804
541	Genomic Health, Inc.*	19,032
1,013	Gentiva Health Services, Inc.*	12,511
4,220	Geron Corp.*	22,661
1,767	Globus Medical, Inc., Class A*	34,032
773	Greatbatch, Inc.*	31,407
849	GTx, Inc.*	1,435
1,653	Haemonetics Corp.*	69,856
2,874	Halozyme Therapeutics, Inc.*	42,420
1,122	Hanger, Inc.*	43,578
207	Harvard Apparatus Regenerative Technology, Inc.*	1,051
825	Harvard Bioscience, Inc.*	3,762
2,822	HealthSouth Corp.	100,999
651	HealthStream, Inc.*	21,900
1,106	Healthways, Inc.*	15,495
529	HeartWare International, Inc.*	50,996
360	Hi-Tech Pharmacal Co., Inc.	15,635
2,838	HMS Holdings Corp.*	65,019
1,667	Horizon Pharma, Inc.*	12,036
272	Hyperion Therapeutics, Inc.*	6,947
419	ICU Medical, Inc.*	27,522
3,228	Idenix Pharmaceuticals, Inc.*	17,334
2,735	ImmunoGen, Inc.*	39,740
2,372	Immunomedics, Inc.*	10,247
2,216	Impax Laboratories, Inc.*	53,273
1,549	Infinity Pharmaceuticals, Inc.*	22,631
1,119	Insmed, Inc.*	18,128
1,729	Insulet Corp.*	64,008
164	Insys Therapeutics, Inc.*	7,232
647	Integra LifeSciences Holdings Corp.*	30,053
232	Intercept Pharmaceuticals, Inc.*	12,150
2,641	InterMune, Inc.*	36,525
372	Intrexon Corp.*	8,515
1,036	Invacare Corp.	23,206
542	IPC The Hospitalist Co., Inc.*	34,081
3,011	Ironwood Pharmaceuticals, Inc.*	34,386
3,634	Isis Pharmaceuticals, Inc.*	140,854
385	KaloBios Pharmaceuticals, Inc.*	1,632
2,644	Keryx Biopharmaceuticals, Inc.*	36,725
1,748	Kindred Healthcare, Inc.	29,436
381	KYTHERA Biopharmaceuticals, Inc.*	14,851
308	Landauer, Inc.	16,324
605	Lannett Co., Inc.*	17,872
7,355	Lexicon Pharmaceuticals, Inc.*	17,652
390	LHC Group, Inc.*	9,262
576	Ligand Pharmaceuticals, Inc., Class B*	32,072
1,208	Luminex Corp.*	23,641
876	Magellan Health Services, Inc.*	53,611
1,361	MAKO Surgical Corp.*	40,776
4,813	MannKind Corp.*	24,017
1,576	Masimo Corp.*	45,121
1,971	MedAssets, Inc.*	42,455
471	Medical Action Industries, Inc.*	4,051
2,047	Medicines Co. (The)*	74,941
860	Medidata Solutions, Inc.*	102,263
311	MEI Pharma, Inc.*	2,463
2,113	Merge Healthcare, Inc.*	4,944
1,342	Meridian Bioscience, Inc.	32,986
1,377	Merit Medical Systems, Inc.*	22,541
3,126	Merrimack Pharmaceuticals, Inc.*	12,316
2,725	MiMedx Group, Inc.*	17,167
917	Molina Healthcare, Inc.*	30,811
1,528	Momenta Pharmaceuticals, Inc.*	27,183
414	MWI Veterinary Supply, Inc.*	75,418
1,766	Nanosphere, Inc.*	4,062
348	National Healthcare Corp.	19,418
318	National Research Corp., Class A*	5,823
983	Natus Medical, Inc.*	22,638
3,869	Navidea Biopharmaceuticals, Inc.*	6,268
3,737	Nektar Therapeutics*	46,937
1,162	Neogen Corp.*	59,086
1,064	NeoGenomics, Inc.*	3,724
2,159	Neurocrine Biosciences, Inc.*	21,201
546	NewLink Genetics Corp.*	12,285
6,019	Novavax, Inc.*	22,391
3,246	NPS Pharmaceuticals, Inc.*	85,727
1,431	NuVasive, Inc.*	47,581
1,933	NxStage Medical, Inc.*	19,736
965	Omeros Corp.*	7,614
1,111	Omnicell, Inc.*	26,942
363	Omthera Pharmaceuticals, Inc.*^	—
475	OncoGenex Pharmaceutical, Inc.*	4,080
152	OncoMed Pharmaceuticals, Inc.*	2,046
192	Onconova Therapeutics, Inc.*	2,817
6,108	Opko Health, Inc.*	64,378
1,797	OraSure Technologies, Inc.*	11,052
3,062	Orexigen Therapeutics, Inc.*	20,913
629	Orthofix International N.V.*	13,605
536	Osiris Therapeutics, Inc.*	9,426
290	OvaScience, Inc.*	2,775
2,049	Owens & Minor, Inc.	78,210
1,547	Pacific Biosciences of California, Inc.*	6,544
892	Pacira Pharmaceuticals, Inc.*	49,229
1,839	PAREXEL International Corp.*	75,804
4,530	PDL BioPharma, Inc.	44,258
4,905	Peregrine Pharmaceuticals, Inc.*	6,720
567	Pernix Therapeutics Holdings*	1,571
961	PharMerica Corp.*	21,699
454	PhotoMedex, Inc.*	5,530
353	Portola Pharmaceuticals, Inc.*	8,825
873	Pozen, Inc.*	6,897
1,926	Progenics Pharmaceuticals, Inc.*	9,861

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
460	Prothena Corp. PLC*	$12,986
343	Providence Service Corp. (The)*	9,405
311	PTC Therapeutics, Inc.*	4,873
717	Puma Biotechnology, Inc.*	35,699
1,291	Quality Systems, Inc.	30,158
1,679	Questcor Pharmaceuticals, Inc.	97,399
909	Quidel Corp.*	22,870
1,930	Raptor Pharmaceutical Corp.*	26,808
187	Receptos, Inc.*	4,327
330	Regulus Therapeutics, Inc.*	2,076
1,017	Repligen Corp.*	13,699
743	Repros Therapeutics, Inc.*	12,742
2,819	Rigel Pharmaceuticals, Inc.*	7,499
1,270	Rockwell Medical, Inc.*	18,580
1,821	RTI Surgical, Inc.*	5,609
609	Sagent Pharmaceuticals, Inc.*	13,830
1,973	Sangamo Biosciences, Inc.*	24,090
1,793	Santarus, Inc.*	57,699
1,085	Sarepta Therapeutics, Inc.*	20,224
1,750	Sciclone Pharmaceuticals, Inc.*	8,540
1,574	Select Medical Holdings Corp.	13,631
3,726	Sequenom, Inc.*	9,799
1,189	SIGA Technologies, Inc.*	4,197
641	Skilled Healthcare Group, Inc., Class A*	3,295
2,295	Solta Medical, Inc.*	4,590
1,306	Spectranetics Corp. (The)*	30,378
2,048	Spectrum Pharmaceuticals, Inc.	19,722
1,189	Staar Surgical Co.*	15,005
296	Stemline Therapeutics, Inc.*	6,115
1,907	STERIS Corp.	87,989
443	Sucampo Pharmaceuticals, Inc., Class A*	3,296
1,047	Sunesis Pharmaceuticals, Inc.*	5,287
482	Supernus Pharmaceuticals, Inc.*	3,485
469	SurModics, Inc.*	11,312
1,206	Symmetry Medical, Inc.*	11,831
622	Synageva BioPharma Corp.*	37,575
2,606	Synergy Pharmaceuticals, Inc.*	11,962
1,312	Synta Pharmaceuticals Corp.*	6,652
903	Targacept, Inc.*	5,192
2,222	Team Health Holdings, Inc.*	103,834
939	TearLab Corp.*	8,798
433	TESARO, Inc.*	16,887
373	Tetraphase Pharmaceuticals, Inc.*	4,386
503	TG Therapeutics, Inc.*	2,218
2,791	TherapeuticsMD, Inc.*	13,648
1,855	Thoratec Corp.*	73,031
1,524	Threshold Pharmaceuticals, Inc.*	7,513
841	Tornier N.V.*	15,214
766	Triple-S Management Corp., Class B*	15,519
390	U.S. Physical Therapy, Inc.	13,166
3,144	Unilife Corp.*	13,991
1,243	Universal American Corp.	9,608
35	USMD Holdings, Inc.*	877
107	Utah Medical Products, Inc.	5,693
1,073	Vanda Pharmaceuticals, Inc.*	12,597
534	Vascular Solutions, Inc.*	11,134
560	Verastem, Inc.*	5,925
2,458	Vical, Inc.*	2,851
2,113	ViroPharma, Inc.*	104,615
3,257	Vivus, Inc.*	32,635
682	Vocera Communications, Inc.*	12,119
1,765	Volcano Corp.*	40,189
1,406	WellCare Health Plans, Inc.*	104,466
2,238	West Pharmaceutical Services, Inc.	111,721
1,307	Wright Medical Group, Inc.*	38,962
1,403	XenoPort, Inc.*	7,492
2,243	XOMA Corp.*	10,722
572	ZELTIQ Aesthetics, Inc.*	10,033
2,172	ZIOPHARM Oncology, Inc.*	9,079
2,320	Zogenix, Inc.*	7,494
		6,931,132
	Industrials — 3.9%

908	AAON, Inc.	27,939
1,286	AAR Corp.	40,149
1,768	ABM Industries, Inc.	49,168
1,592	Acacia Research Corp.	23,689
3,673	ACCO Brands Corp.*	22,111
1,297	Accuride Corp.*	4,552
886	Aceto Corp.	19,076
716	Acorn Energy, Inc.	2,735
2,368	Actuant Corp., Class A	92,541
1,386	Acuity Brands, Inc.	142,107
1,149	Advisory Board Co. (The)*	74,363
1,266	Aegion Corp.*	27,561
599	Aerovironment, Inc.*	18,072
1,678	Air Transport Services Group, Inc.*	13,055
2,215	Aircastle Ltd.	41,465
229	Alamo Group, Inc.	13,445
905	Albany International Corp., Class A	33,268
485	Allegiant Travel Co.*	53,690
874	Altra Holdings, Inc.	26,552
633	Ameresco, Inc., Class A*	5,811
306	American Railcar Industries, Inc.	13,280
264	American Science & Engineering, Inc.	18,918
1,581	American Superconductor Corp.*	2,577
321	American Woodmark Corp.*	11,583
273	Ampco-Pittsburgh Corp.	5,007
1,044	API Technologies Corp.*	3,967
930	Apogee Enterprises, Inc.	33,313
1,363	Applied Industrial Technologies, Inc.	65,942
1,219	ARC Document Solutions, Inc.*	10,496
452	Argan, Inc.	10,599
832	Arkansas Best Corp.	27,073
659	Astec Industries, Inc.	24,119
488	Astronics Corp.*	25,528
836	Atlas Air Worldwide Holdings, Inc.*	32,102
824	AZZ, Inc.	40,277
1,739	Barnes Group, Inc.	63,474
228	Barrett Business Services, Inc.	19,271
1,575	Beacon Roofing Supply, Inc.*	58,559
1,592	Blount International, Inc.*	23,068
1,093	BlueLinx Holdings, Inc.*	1,946
1,495	Brady Corp., Class A	46,838
1,558	Briggs & Stratton Corp.	31,503
1,552	Brink’s Co. (The)	52,039
1,445	Builders FirstSource, Inc.	10,187
556	CAI International, Inc.*	12,788
9,854	Capstone Turbine Corp.*	11,726
1,250	Casella Waste Systems, Inc., Class A*	7,463
1,231	CBIZ, Inc.*	11,030
456	CDI Corp.	7,155
569	Ceco Environmental Corp.	9,064

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
650	Celadon Group, Inc.	$13,540
1,743	Cenveo, Inc.*	5,978
981	Chart Industries, Inc.*	95,451
568	CIRCOR International, Inc.	45,059
1,608	CLARCOR, Inc.	97,332
295	Coleman Cable, Inc.	7,242
631	Columbus McKinnon Corp.*	17,479
1,204	Comfort Systems USA, Inc.	24,682
775	Commercial Vehicle Group, Inc.*	5,898
37	Compx International, Inc.	481
234	Consolidated Graphics, Inc.*	15,072
1,088	Corporate Executive Board Co. (The)	80,109
370	Courier Corp.	6,926
329	CRA International, Inc.*	6,077
642	Cubic Corp.	35,978
1,515	Curtiss-Wright Corp.	79,947
1,646	Deluxe Corp.	81,790
2,410	DigitalGlobe, Inc.*	95,436
719	Douglas Dynamics, Inc.	11,461
343	Ducommun, Inc.*	8,692
307	DXP Enterprises, Inc.*	30,080
1,070	Dycom Industries, Inc.*	30,281
443	Dynamic Materials Corp.	9,928
576	Echo Global Logistics, Inc.*	11,854
2,171	EMCOR Group, Inc.	86,254
669	Encore Wire Corp.	33,597
1,429	Energy Recovery, Inc.*	7,074
850	EnerNOC, Inc.*	14,578
1,557	EnerSys, Inc.	111,092
555	Engility Holdings, Inc.*	17,677
846	Ennis, Inc.	15,685
516	Enphase Energy, Inc.*	3,741
676	EnPro Industries, Inc.*	38,262
122	Erickson Air-Crane, Inc.*	2,307
855	ESCO Technologies, Inc.	29,121
1,012	Esterline Technologies Corp.*	89,076
214	ExOne Co. (The)*	11,428
427	Exponent, Inc.	33,037
2,020	Federal Signal Corp.*	31,573
1,567	Flow International Corp.*	6,299
976	Forward Air Corp.	42,163
294	Franklin Covey Co.*	5,983
1,534	Franklin Electric Co., Inc.	68,263
389	FreightCar America, Inc.	9,056
1,304	FTI Consulting, Inc.*	58,563
5,134	FuelCell Energy, Inc.*	7,085
1,210	Furmanite Corp.*	13,673
633	G&K Services, Inc., Class A	38,119
1,957	GenCorp, Inc.*	35,891
1,668	Generac Holdings, Inc.	88,838
1,610	General Cable Corp.	46,915
993	Gibraltar Industries, Inc.*	17,576
260	Global Brass & Copper Holdings, Inc.	4,290
550	Global Power Equipment Group, Inc.	10,742
488	Gorman-Rupp Co. (The)	20,530
475	GP Strategies Corp.*	14,169
3,781	GrafTech International Ltd.*	43,557
324	Graham Corp.	12,111
1,256	Granite Construction, Inc.	39,250
1,922	Great Lakes Dredge & Dock Corp.	17,125
791	Greenbrier Cos., Inc. (The)*	24,719
1,444	Griffon Corp.	18,570
961	H&E Equipment Services, Inc.*	27,417
380	Hardinge, Inc.	5,886
1,680	Hawaiian Holdings, Inc.*	15,322
2,214	Healthcare Services Group, Inc.	64,184
1,487	Heartland Express, Inc.	27,257
2,146	HEICO Corp.	122,494
584	Heidrick & Struggles International, Inc.	10,652
286	Heritage-Crystal Clean, Inc.*	5,322
1,897	Herman Miller, Inc.	60,533
1,471	HNI Corp.	58,310
580	Houston Wire & Cable Co.	7,830
1,197	Hub Group, Inc., Class A*	45,043
209	Hurco Cos., Inc.	5,534
753	Huron Consulting Group, Inc.*	44,758
341	Hyster-Yale Materials Handling, Inc.	28,426
638	ICF International, Inc.*	23,083
1,652	II-VI, Inc.*	27,010
1,434	InnerWorkings, Inc.*	9,866
407	Innovative Solutions & Support, Inc.	3,134
727	Insperity, Inc.	25,627
583	Insteel Industries, Inc.	11,584
1,919	Interface, Inc.	38,476
181	International Shipholding Corp.	5,124
306	Intersections, Inc.	2,368
7,522	JetBlue Airways Corp.*	66,871
936	John Bean Technologies Corp.	27,668
363	Kadant, Inc.	15,035
875	Kaman Corp.	34,878
871	Kelly Services, Inc., Class A	20,242
1,031	KEYW Holding Corp. (The)*	12,774
876	Kforce, Inc.	17,678
1,049	Kimball International, Inc., Class B	15,620
1,900	Knight Transportation, Inc.	33,953
1,559	Knoll, Inc.	27,672
1,575	Korn/Ferry International*	36,477
1,422	Kratos Defense & Security Solutions, Inc.*	9,513
329	L.B. Foster Co., Class A	15,420
641	Layne Christensen Co.*	10,673
416	Lindsay Corp.	31,778
335	LMI Aerospace, Inc.*	4,251
699	LSI Industries, Inc.	6,074
551	Lydall, Inc.*	9,824
445	Manitex International, Inc.*	5,927
758	Marten Transport Ltd.	14,728
1,922	MasTec, Inc.*	60,831
1,381	Matson, Inc.	34,566
815	McGrath RentCorp	31,695
3,153	Meritor, Inc.*	25,129
608	Middleby Corp. (The)*	134,271
363	Miller Industries, Inc.	6,904
916	Mine Safety Appliances Co.	45,635
514	Mistras Group, Inc.*	10,306
1,241	Mobile Mini, Inc.*	50,136
1,466	Moog, Inc., Class A*	100,670
910	Mueller Industries, Inc.	55,583
5,108	Mueller Water Products, Inc., Class A	43,980
396	Multi-Color Corp.	15,012
679	MYR Group, Inc.*	17,253
156	National Presto Industries, Inc.	11,951
1,632	Navigant Consulting, Inc.*	31,987
670	NCI Building Systems, Inc.*	11,343

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
218	NL Industries, Inc.	$2,544
554	NN, Inc.	11,052
291	Nortek, Inc.*	21,255
305	Northwest Pipe Co.*	11,889
2,552	Odyssey Marine Exploration, Inc.*	5,232
89	Omega Flex, Inc.*	1,833
1,480	On Assignment, Inc.*	50,364
1,941	Orbital Sciences Corp.*	45,575
882	Orion Marine Group, Inc.*	10,469
1,143	Pacer International, Inc.*	10,378
280	Park-Ohio Holdings Corp.*	11,922
216	Patrick Industries, Inc.*	6,750
212	Patriot Transportation Holding, Inc.*	9,065
5,240	Pendrell Corp.*	11,214
723	Performant Financial Corp.*	7,584
1,073	PGT, Inc.*	10,730
839	Pike Corp.	8,818
511	Ply Gem Holdings, Inc.*	8,963
677	PMFG, Inc.*	5,193
1,509	Polypore International, Inc.*	57,312
298	Powell Industries, Inc.	20,440
70	Power Solutions International, Inc.*	5,236
700	PowerSecure International, Inc.*	12,299
83	Preformed Line Products Co.	5,847
1,142	Primoris Services Corp.	32,844
552	Proto Labs, Inc.*	41,014
808	Quad/Graphics, Inc.	21,048
681	Quality Distribution, Inc.*	8,329
1,199	Quanex Building Products Corp.	21,390
1,176	Raven Industries, Inc.	47,216
744	RBC Bearings, Inc.*	50,882
1,590	Republic Airways Holdings, Inc.*	17,903
1,320	Resources Connection, Inc.	18,770
960	Revolution Lighting Technologies, Inc.*	2,736
980	Rexnord Corp.*	23,824
602	Roadrunner Transportation Systems, Inc.*	16,483
1,048	RPX Corp.*	17,313
1,122	Rush Enterprises, Inc., Class A*	32,796
786	Saia, Inc.*	27,298
436	Schawk, Inc.	6,531
1,311	Simpson Manufacturing Co., Inc.	47,589
1,678	SkyWest, Inc.	28,358
331	Sparton Corp.*	8,527
1,951	Spirit Airlines, Inc.*	89,492
499	Standard Parking Corp.*	12,196
411	Standex International Corp.	24,216
2,728	Steelcase, Inc., Class A	44,548
537	Sterling Construction Co., Inc.*	6,535
694	Sun Hydraulics Corp.	29,821
2,712	Swift Transportation Co.*	62,783
3,682	Swisher Hygiene, Inc.*	1,940
1,095	TAL International Group, Inc.	59,831
1,657	Taser International, Inc.*	28,484
666	Team, Inc.*	27,253
598	Tecumseh Products Co., Class A*	5,221
1,209	Teledyne Technologies, Inc.*	112,111
595	Tennant Co.	38,830
2,101	Tetra Tech, Inc.*	60,068
689	Textainer Group Holdings Ltd.	26,754
877	Thermon Group Holdings, Inc.*	25,258
1,732	Titan International, Inc.	29,877
557	Titan Machinery, Inc.*	9,920
524	TRC Cos., Inc.*	4,098
556	Trex Co., Inc.*	40,249
1,454	Trimas Corp.*	53,187
1,316	TrueBlue, Inc.*	33,611
1,200	Tutor Perini Corp.*	29,388
269	Twin Disc, Inc.	7,728
691	Ultrapetrol (Bahamas) Ltd.*	2,342
474	UniFirst Corp.	48,462
1,312	United Stationers, Inc.	59,014
643	Universal Forest Products, Inc.	33,417
175	Universal Truckload Services, Inc.	5,038
6,213	US Airways Group, Inc.*	145,881
596	US Ecology, Inc.	22,934
2,480	USG Corp.*	67,927
2,936	UTi Worldwide, Inc.	46,418
658	Viad Corp.	17,766
572	Vicor Corp.*	6,183
133	VSE Corp.	6,812
2,216	Wabash National Corp.*	26,902
807	WageWorks, Inc.*	46,241
831	Watsco, Inc.	79,743
923	Watts Water Technologies, Inc., Class A	55,491
1,480	Werner Enterprises, Inc.	35,624
1,332	Wesco Aircraft Holdings, Inc.*	27,812
689	West Corp.	15,868
2,225	Woodward, Inc.	95,453
353	Xerium Technologies, Inc.*	4,656
950	XPO Logistics, Inc.*	21,812
350	YRC Worldwide, Inc.*	3,150
		7,747,711
	Information Technology — 4.7%

1,807	Accelrys, Inc.*	17,582
1,289	ACI Worldwide, Inc.*	83,179
1,531	Actuate Corp.*	12,034
2,391	Acxiom Corp.*	79,572
1,918	ADTRAN, Inc.	49,254
1,270	Advanced Energy Industries, Inc.*	30,251
1,056	Advent Software, Inc.	37,118
634	Aeroflex Holding Corp.*	4,279
460	Agilysys, Inc.*	6,012
372	Alliance Fiber Optic Products, Inc.*	5,487
561	Alpha & Omega Semiconductor Ltd.*	4,348
599	Ambarella, Inc.*	14,855
776	American Software, Inc., Class A	7,488
2,269	Amkor Technology, Inc.*	13,614
2,662	ANADIGICS, Inc.*	5,111
375	Anaren, Inc.*	10,459
1,367	Angie’s List, Inc.*	17,798
877	Anixter International, Inc.*	77,527
2,366	Applied Micro Circuits Corp.*	29,693
3,770	ARRIS Group, Inc.*	77,360
3,687	Aruba Networks, Inc.*	65,776
3,032	Aspen Technology, Inc.*	119,855
1,033	ATMI, Inc.*	31,610
311	Audience, Inc.*	3,141
774	AVG Technologies N.V.*	13,375
1,981	Aviat Networks, Inc.*	5,012
1,006	Avid Technology, Inc.*	8,903
3,504	Axcelis Technologies, Inc.*	7,814
465	Badger Meter, Inc.	25,542
1,496	Bankrate, Inc.*	28,035
1,555	Bazaarvoice, Inc.*	12,284

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
319	Bel Fuse, Inc., Class B	$7,251
1,425	Belden, Inc.	99,778
1,759	Benchmark Electronics, Inc.*	40,422
522	Black Box Corp.	14,621
1,477	Blackbaud, Inc.	53,423
372	Blackhawk Network Holdings, Inc.*	8,478
1,326	Blucora, Inc.*	38,560
1,224	Bottomline Technologies (de), Inc.*	42,314
910	Brightcove, Inc.*	12,949
907	BroadSoft, Inc.*	24,099
2,151	Brooks Automation, Inc.	22,736
753	Cabot Microelectronics Corp.*	33,938
746	CACI International, Inc., Class A*	53,540
1,134	CalAmp Corp.*	28,282
1,295	Calix, Inc.*	13,261
1,215	Callidus Software, Inc.*	13,268
392	Carbonite, Inc.*	4,861
1,451	Cardtronics, Inc.*	61,798
333	Cass Information Systems, Inc.	20,896
1,661	Cavium, Inc.*	60,128
716	CEVA, Inc.*	11,449
194	ChannelAdvisor Corp.*	6,660
1,327	Checkpoint Systems, Inc.*	19,162
2,414	CIBER, Inc.*	9,559
3,285	Ciena Corp.*	72,960
2,051	Cirrus Logic, Inc.*	41,389
2,812	Cognex Corp.	92,655
788	Coherent, Inc.	54,404
800	Cohu, Inc.	7,928
1,504	CommVault Systems, Inc.*	112,574
501	Computer Task Group, Inc.	9,539
1,155	comScore, Inc.*	31,428
544	Comtech Telecommunications Corp.	17,484
718	Comverse, Inc.*	24,053
994	Constant Contact, Inc.*	27,206
149	Control4 Corp.*	2,603
3,399	Convergys Corp.	69,747
1,306	Cornerstone OnDemand, Inc.*	65,849
923	CoStar Group, Inc.*	171,900
1,282	Cray, Inc.*	30,524
1,096	CSG Systems International, Inc.	31,642
1,085	CTS Corp.	19,725
208	Cvent, Inc.*	6,775
259	Cyan, Inc.*	1,147
4,757	Cypress Semiconductor Corp.*	46,095
1,182	Daktronics, Inc.	18,085
619	Datalink Corp.*	6,481
1,407	Dealertrack Technologies, Inc.*	58,813
1,171	Demand Media, Inc.*	6,452
520	Demandware, Inc.*	29,468
1,314	Dice Holdings, Inc.*	9,566
836	Digi International, Inc.*	9,614
203	Digimarc Corp.	3,802
1,141	Digital River, Inc.*	20,390
1,161	Diodes, Inc.*	23,719
640	DSP Group, Inc.*	5,658
591	DTS, Inc.*	13,232
477	E2open, Inc.*	10,628
3,335	EarthLink, Inc.	18,176
1,006	Ebix, Inc.	14,014
423	eGain Corp.*	4,869
607	Electro Rent Corp.	12,941
771	Electro Scientific Industries, Inc.	7,934
1,502	Electronics For Imaging, Inc.*	59,479
851	Ellie Mae, Inc.*	23,998
2,940	Emulex Corp.*	21,932
4,508	Entegris, Inc.*	49,498
2,898	Entropic Communications, Inc.*	14,374
731	Envestnet, Inc.*	29,057
707	EPAM Systems, Inc.*	25,077
1,018	EPIQ Systems, Inc.	17,031
122	ePlus, Inc.	6,590
1,613	Euronet Worldwide, Inc.*	78,150
955	EVERTEC, Inc.	21,077
1,238	Exar Corp.*	15,165
1,056	ExlService Holdings, Inc.*	27,836
3,009	Extreme Networks, Inc.*	20,913
917	Fabrinet*	18,157
1,161	Fair Isaac Corp.	68,511
553	FARO Technologies, Inc.*	30,161
1,351	FEI Co.	123,009
3,023	Finisar Corp.*	62,546
529	FleetMatics Group PLC*	20,472
1,745	FormFactor, Inc.*	9,458
406	Forrester Research, Inc.	16,232
2,460	Fusion-io, Inc.*	24,698
251	Gigamon, Inc.*	7,332
2,142	Global Cash Access Holdings, Inc.*	20,884
695	Global Eagle Entertainment, Inc.*	10,668
765	Globecomm Systems, Inc.*	10,794
2,075	Glu Mobile, Inc.*	7,636
356	Gogo, Inc.*	9,495
982	GSI Group, Inc.*	10,782
664	GSI Technology, Inc.*	4,595
3,863	GT Advanced Technologies, Inc.*	37,896
543	Guidance Software, Inc.*	5,023
1,578	Guidewire Software, Inc.*	75,318
840	Hackett Group, Inc. (The)	5,250
3,278	Harmonic, Inc.*	25,241
1,175	Heartland Payment Systems, Inc.	52,769
1,015	Higher One Holdings, Inc.*	9,988
1,020	Hittite Microwave Corp.*	64,495
757	Hutchinson Technology, Inc.*	2,309
1,127	iGATE Corp.*	37,732
1,097	Imation Corp.*	4,794
903	Immersion Corp.*	11,071
653	Imperva, Inc.*	29,372
3,749	Infinera Corp.*	34,866
1,620	Infoblox, Inc.*	51,484
843	Inphi Corp.*	10,537
1,408	Insight Enterprises, Inc.*	33,891
4,265	Integrated Device Technology, Inc.*	42,309
910	Integrated Silicon Solution, Inc.*	10,774
501	Interactive Intelligence Group, Inc.*	32,585
1,331	InterDigital, Inc.	45,108
558	Intermolecular, Inc.*	3,181
1,734	Internap Network Services Corp.*	13,334
2,247	International Rectifier Corp.*	53,793
4,115	Intersil Corp., Class A	43,290
1,242	IntraLinks Holdings, Inc.*	13,550
1,837	InvenSense, Inc.*	31,762
1,279	Itron, Inc.*	54,166
1,827	Ixia*	23,733
782	IXYS Corp.	9,626
1,486	j2 Global, Inc.	71,283
1,281	Jive Software, Inc.*	14,206

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,453	Kemet Corp.*	$8,718
2,146	Kopin Corp.*	8,756
502	KVH Industries, Inc.*	7,098
3,741	Lattice Semiconductor Corp.*	20,837
1,728	Limelight Networks, Inc.*	3,542
1,884	Lionbridge Technologies, Inc.*	10,720
804	Liquidity Services, Inc.*	18,629
715	Littelfuse, Inc.	62,169
1,782	LivePerson, Inc.*	21,901
787	LogMeIn, Inc.*	27,151
1,538	LTX-Credence Corp.*	11,104
152	Luxoft Holding, Inc.*	5,765
342	M/A-COM Technology Solutions Holdings, Inc.*	5,472
630	Manhattan Associates, Inc.*	75,764
771	ManTech International Corp., Class A	22,182
734	Marchex, Inc., Class B	6,885
297	Marin Software, Inc.*	2,608
225	Marketo, Inc.*	6,548
2,210	MAXIMUS, Inc.	100,555
748	MaxLinear, Inc., Class A*	6,358
944	Maxwell Technologies, Inc.*	7,505
499	Measurement Specialties, Inc.*	27,615
3,086	Mentor Graphics Corp.	69,512
1,046	Mercury Systems, Inc.*	11,443
86	Mesa Laboratories, Inc.	7,117
1,199	Methode Electronics, Inc.	34,687
1,506	Micrel, Inc.	14,623
3,006	Microsemi Corp.*	73,437
293	MicroStrategy, Inc., Class A*	37,894
1,142	Millennial Media, Inc.*	7,263
1,399	Mindspeed Technologies, Inc.*	7,037
807	Mitek Systems, Inc.*	5,641
1,715	MKS Instruments, Inc.	51,056
263	Model N, Inc.*	2,159
1,197	ModusLink Global Solutions, Inc.*	4,656
693	MoneyGram International, Inc.*	14,615
1,190	Monolithic Power Systems, Inc.	39,746
1,237	Monotype Imaging Holdings, Inc.	38,533
3,771	Monster Worldwide, Inc.*	21,231
1,521	MoSys, Inc.*	7,164
1,290	Move, Inc.*	19,931
511	MTS Systems Corp.	35,632
284	Multi-Fineline Electronix, Inc.*	4,010
748	Nanometrics, Inc.*	14,122
880	Neonode, Inc.*	5,570
653	NeoPhotonics Corp.*	3,866
73	Net Element International, Inc.*	196
1,246	NETGEAR, Inc.*	40,009
1,171	Netscout Systems, Inc.*	35,634
1,264	Newport Corp.*	21,678
2,098	NIC, Inc.	51,149
452	Numerex Corp., Class A*	6,097
157	NVE Corp.*	8,947
1,746	OmniVision Technologies, Inc.*	27,988
737	OpenTable, Inc.*	61,591
616	Oplink Communications, Inc.*	9,992
645	OSI Systems, Inc.*	49,472
674	Park Electrochemical Corp.	20,025
2,864	Parkervision, Inc.*	11,972
302	PC Connection, Inc.*	6,562
597	PC-Tel, Inc.	5,922
813	PDF Solutions, Inc.*	18,862
563	Pegasystems, Inc.	28,347
855	Peregrine Semiconductor Corp.*	7,892
1,084	Perficient, Inc.*	23,501
742	Pericom Semiconductor Corp.*	7,079
1,966	Photronics, Inc.*	16,986
1,375	Planet Payment, Inc.*	3,231
1,400	Plantronics, Inc.	62,622
1,103	Plexus Corp.*	44,528
1,474	PLX Technology, Inc.*	9,935
6,601	PMC-Sierra, Inc.*	39,606
938	Power Integrations, Inc.	50,145
933	PRGX Global, Inc.*	6,139
665	Procera Networks, Inc.*	10,155
1,680	Progress Software Corp.*	44,251
706	Proofpoint, Inc.*	21,533
727	PROS Holdings, Inc.*	28,019
3,870	PTC, Inc.*	125,930
190	QAD, Inc., Class A	3,245
2,815	Qlik Technologies, Inc.*	70,600
2,881	QLogic Corp.*	35,753
482	Qualys, Inc.*	11,915
6,869	Quantum Corp.*	8,586
1,014	QuinStreet, Inc.*	8,873
753	Radisys Corp.*	1,687
223	Rally Software Development Corp.*	5,486
3,612	Rambus, Inc.*	31,027
1,309	RealD, Inc.*	11,729
727	RealNetworks, Inc.*	5,663
1,506	RealPage, Inc.*	33,749
270	Reis, Inc.*	4,825
1,191	Responsys, Inc.*	20,140
9,100	RF Micro Devices, Inc.*	48,048
368	Richardson Electronics Ltd.	4,133
1	Riverbed Technology, Inc.*	17
915	Rofin-Sinar Technologies, Inc.*	23,634
552	Rogers Corp.*	34,671
375	Rosetta Stone, Inc.*	4,313
572	Rubicon Technology, Inc.*	5,823
1,409	Ruckus Wireless, Inc.*	18,373
1,057	Rudolph Technologies, Inc.*	11,891
2,678	Sanmina Corp.*	41,455
549	Sapiens International Corp. N.V.	3,876
3,570	Sapient Corp.*	56,156
902	ScanSource, Inc.*	37,875
737	SciQuest, Inc.*	20,607
1,059	Seachange International, Inc.*	15,716
2,179	Semtech Corp.*	64,760
1,976	ServiceSource International, Inc.*	19,187
1,904	ShoreTel, Inc.*	15,384
240	Shutterstock, Inc.*	17,755
991	Sigma Designs, Inc.*	5,560
1,094	Silicon Graphics International Corp.*	14,572
2,497	Silicon Image, Inc.*	13,534
192	Silver Spring Networks, Inc.*	3,972
6,981	Sonus Networks, Inc.*	20,315
1,530	Spansion, Inc., Class A*	18,957
569	Spark Networks, Inc.*	3,186
1,456	Speed Commerce, Inc.*	5,737
486	SPS Commerce, Inc.*	31,964
1,885	SS&C Technologies Holdings, Inc.*	81,262
422	Stamps.com, Inc.*	19,442
8,621	SunEdison, Inc.*	109,573
1,334	SunPower Corp.*	40,474
1,031	Super Micro Computer, Inc.*	16,372
319	Supertex, Inc.	8,278

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,626	Support.com, Inc.*	$6,504
1,271	Sykes Enterprises, Inc.*	28,140
1,051	Synaptics, Inc.*	53,086
942	Synchronoss Technologies, Inc.*	29,890
854	SYNNEX Corp.*	56,501
499	Syntel, Inc.	44,097
2,620	Take-Two Interactive Software, Inc.*	42,863
1,002	Tangoe, Inc.*	15,771
458	TechTarget, Inc.*	2,766
1,539	TeleCommunication Systems, Inc., Class A*	3,555
574	Telenav, Inc.*	4,041
644	TeleTech Holdings, Inc.*	16,538
11,505	Tellabs, Inc.	28,187
177	Tessco Technologies, Inc.	6,976
1,707	Tessera Technologies, Inc.	34,140
178	Textura Corp.*	6,027
4,096	TiVo, Inc.*	52,552
257	Travelzoo, Inc.*	5,520
243	Tremor Video, Inc.*	1,130
5,282	TriQuint Semiconductor, Inc.*	41,622
896	Trulia, Inc.*	30,769
1,713	TTM Technologies, Inc.*	16,616
1,019	Tyler Technologies, Inc.*	104,560
407	Ubiquiti Networks, Inc.	16,036
894	Ultimate Software Group, Inc. (The)*	140,081
773	Ultra Clean Holdings, Inc.*	7,699
897	Ultratech, Inc.*	23,735
327	Uni-Pixel, Inc.*	4,208
1,428	Unisys Corp.*	39,227
429	United Online, Inc.	6,789
1,301	Universal Display Corp.*	46,979
3,198	Unwired Planet, Inc.*	4,861
2,466	ValueClick, Inc.*	52,772
936	VASCO Data Security International, Inc.*	7,207
1,267	Veeco Instruments, Inc.*	40,823
1,705	Verint Systems, Inc.*	64,654
1,280	ViaSat, Inc.*	77,018
118	Viasystems Group, Inc.*	1,752
1,366	VirnetX Holding Corp.*	27,347
662	Virtusa Corp.*	23,362
400	Vishay Precision Group, Inc.*	6,800
1,056	Vistaprint N.V.*	60,546
608	Vocus, Inc.*	6,056
2,169	Vringo, Inc.*	6,919
1,356	Web.com Group, Inc.*	38,714
1,040	WebMD Health Corp.*	40,217
1,438	Westell Technologies, Inc., Class A*	5,996
1,255	WEX, Inc.*	124,571
866	XO Group, Inc.*	13,570
265	Xoom Corp.*	7,323
963	Yelp, Inc.*	58,444
171	YuMe, Inc.*	1,495
754	Zillow, Inc., Class A*	59,279
2,002	Zix Corp.*	9,269
538	Zygo Corp.*	8,484
		9,296,669
	Materials — 1.3%

952	A. Schulman, Inc.	32,558
566	A.M. Castle & Co.*	7,918
326	Advanced Emissions Solutions, Inc.*	18,905
141	AEP Industries, Inc.*	7,270
4,410	AK Steel Holding Corp.*	24,961
3,361	Allied Nevada Gold Corp.*	11,158
901	AMCOL International Corp.	28,075
191	American Pacific Corp.*	7,898
926	American Vanguard Corp.	26,604
643	Arabian American Development Co.*	6,636
2,258	Axiall Corp.	102,287
960	Balchem Corp.	56,784
1,791	Berry Plastics Group, Inc.*	38,417
399	Boise Cascade Co.*	10,238
1,750	Calgon Carbon Corp.*	36,242
1,664	Century Aluminum Co.*	14,976
208	Chase Corp.	6,627
3,181	Chemtura Corp.*	83,978
718	Clearwater Paper Corp.*	38,018
3,283	Coeur Mining, Inc.*	36,179
3,782	Commercial Metals Co.	73,446
360	Deltic Timber Corp.	22,684
2,344	Ferro Corp.*	32,652
1,544	Flotek Industries, Inc.*	32,331
703	FutureFuel Corp.	11,754
1,858	General Moly, Inc.*	2,248
2,086	Globe Specialty Metals, Inc.	37,131
1,073	Gold Resource Corp.	5,537
6,792	Graphic Packaging Holding Co.*	60,992
258	GSE Holding, Inc.*	534
1,628	H.B. Fuller Co.	83,402
177	Handy & Harman Ltd.*	4,342
305	Hawkins, Inc.	11,517
399	Haynes International, Inc.	21,634
2,365	Headwaters, Inc.*	22,846
10,768	Hecla Mining Co.	31,766
1,427	Horsehead Holding Corp.*	21,362
710	Innophos Holdings, Inc.	34,066
760	Innospec, Inc.	37,020
1,770	Intrepid Potash, Inc.	27,346
612	Kaiser Aluminum Corp.	41,200
1,321	KapStone Paper and Packaging Corp.	70,383
265	KMG Chemicals, Inc.	4,818
670	Koppers Holdings, Inc.	31,745
1,052	Kraton Performance Polymers, Inc.*	24,501
839	Landec Corp.*	9,850
4,509	Louisiana-Pacific Corp.*	73,948
619	LSB Industries, Inc.*	19,857
177	Marrone Bio Innovations, Inc.*	2,639
664	Materion Corp.	19,097
3,631	Midway Gold Corp.*	3,268
1,128	Minerals Technologies, Inc.	67,003
4,815	Molycorp, Inc.*	23,016
912	Myers Industries, Inc.	18,459
517	Neenah Paper, Inc.	21,709
1,091	Noranda Aluminum Holding Corp.	3,066
2,598	Olin Corp.	64,508
293	Olympic Steel, Inc.	8,224
1,034	OM Group, Inc.*	34,060
1,523	OMNOVA Solutions, Inc.*	13,341
1,389	P. H. Glatfelter Co.	38,878
4,461	Paramount Gold and Silver Corp.*	5,175
311	Penford Corp.*	3,822
3,215	PolyOne Corp.	104,359

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
425	Quaker Chemical Corp.	$34,442
2,259	Resolute Forest Products, Inc.*	36,596
1,014	RTI International Metals, Inc.*	35,358
833	Schnitzer Steel Industries, Inc., Class A	25,519
1,015	Schweitzer-Mauduit International, Inc.	52,384
1,619	Sensient Technologies Corp.	79,558
610	Stepan Co.	38,711
3,821	Stillwater Mining Co.*	42,910
2,264	SunCoke Energy, Inc.*	51,325
511	Taminco Corp.*	10,997
704	Texas Industries, Inc.*	40,916
796	Tredegar Corp.	20,839
694	U.S. Silica Holdings, Inc.	23,950
180	UFP Technologies, Inc.*	4,608
63	United States Lime & Minerals, Inc.*	3,636
224	Universal Stainless & Alloy Products, Inc.*	8,142
458	US Concrete, Inc.*	10,658
2,024	Walter Energy, Inc.	28,801
1,598	Wausau Paper Corp.	19,400
1,711	Worthington Industries, Inc.	71,742
733	Zep, Inc.	14,118
890	Zoltek Cos., Inc.*	14,890
		2,546,765
	Telecommunication Services — 0.2%

2,334	8x8, Inc.*	24,320
297	Atlantic Tele-Network, Inc.	16,653
600	Boingo Wireless, Inc.*	3,918
868	Cbeyond, Inc.*	4,817
6,727	Cincinnati Bell, Inc.*	21,526
1,527	Cogent Communications Group, Inc.	59,568
1,298	Consolidated Communications Holdings, Inc.	25,084
671	Fairpoint Communications, Inc.*	6,240
1,018	General Communication, Inc., Class A*	10,129
334	Hawaiian Telcom Holdco, Inc.*	10,130
440	HickoryTech Corp.	6,024
498	IDT Corp., Class B	11,061
1,727	inContact, Inc.*	12,953
1,053	Inteliquent, Inc.	12,204
2,077	Iridium Communications, Inc.*	12,774
1,747	Leap Wireless International, Inc.*	29,018
500	Lumos Networks Corp.	11,530
600	magicJack VocalTec Ltd.*	6,882
5,566	NII Holdings, Inc.*	14,138
495	NTELOS Holdings Corp.	10,598
1,172	ORBCOMM, Inc.*	7,290
1,557	Premiere Global Services, Inc.*	14,527
776	Shenandoah Telecommunications Co.	19,384
249	Straight Path Communications, Inc., Class B*	1,967
2,148	Towerstream Corp.*	5,026
700	USA Mobility, Inc.	10,283
5,026	Vonage Holdings Corp.*	16,636
		384,680
	Utilities — 0.8%

1,292	ALLETE, Inc.	63,670
1,248	American States Water Co.	36,417
245	Artesian Resources Corp., Class A	5,806
3,877	Atlantic Power Corp.	14,345
1,939	Avista Corp.	52,838
1,438	Black Hills Corp.	72,288
1,544	California Water Service Group	35,296
311	Chesapeake Utilities Corp.	18,094
1,956	Cleco Corp.	89,409
350	Connecticut Water Service, Inc.	12,163
473	Consolidated Water Co., Ltd.	5,946
222	Delta Natural Gas Co., Inc.	4,935
3,235	Dynegy, Inc.*	69,261
1,301	El Paso Electric Co.	46,875
1,381	Empire District Electric Co. (The)	31,349
418	Genie Energy Ltd., Class B*	7,022
1,625	IDACORP, Inc.	83,980
1,056	Laclede Group, Inc. (The)	48,692
748	MGE Energy, Inc.	41,851
512	Middlesex Water Co.	11,254
1,352	New Jersey Resources Corp.	61,773
872	Northwest Natural Gas Co.	37,086
1,226	NorthWestern Corp.	53,919
728	NRG Yield, Inc., Class A	26,317
572	Ormat Technologies, Inc.	14,346
1,173	Otter Tail Corp.	34,674
2,443	Piedmont Natural Gas Co., Inc.	80,985
2,577	PNM Resources, Inc.	59,967
2,449	Portland General Electric Co.	73,005
557	Pure Cycle Corp.*	3,932
501	SJW Corp.	13,757
1,034	South Jersey Industries, Inc.	58,628
1,499	Southwest Gas Corp.	79,537
1,827	UIL Holdings Corp.	68,567
447	Unitil Corp.	13,526
1,341	UNS Energy Corp.	64,207
1,673	WGL Holdings, Inc.	66,669
418	York Water Co.	9,150
		1,571,536
	Total Common Stocks (Cost $52,633,299)	52,902,665

	Investment Companies (a) — 0.0%‡
	Financials — 0.0%‡

277	Firsthand Technology Value Fund, Inc.*	5,858
390	Stellus Capital Investment Corp.	6,022
		11,880
	Total Investment Companies (Cost $12,342)	11,880

No. of Rights
	Rights — 0.0%‡
379	Peapack Gladstone Financial Corp., expiring 12/09/13 at $17.00*^	137
	Total Rights (Cost $—)	137

No. of Warrants
	Warrants — 0.0%‡
999	Magnum Hunter Resources Corp., expiring 04/15/16 at $8.50*^	—
3	Tejon Ranch Co., expiring 08/31/16 at $40.00*	17
	Total Warrants (Cost $—)	17

See accompanying notes to the financial statements.

Principal Amount		Value
	U.S. Government & Agency Security (a) — 19.0%
	Federal Home Loan Bank
$37,590,604	0.00%, due 12/02/13	$37,590,604
	Total U.S. Government & Agency Security (Cost $37,590,604)	37,590,604

	Repurchase Agreements (a)(b) — 37.7%
74,469,747	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $74,470,124	74,469,747
	Total Repurchase Agreements (Cost $74,469,747)	74,469,747

	Total Investment Securities (Cost $164,705,992) — 83.5%	164,975,050
	Other assets less liabilities — 16.5%	32,569,225
	Net Assets — 100.0%	$197,544,275

*                           Non-income producing security.

^                            Security fair valued in accordance with procedures adopted by the Board of Trustees. At November 30, 2013, the value of these securities amounted to $610 or 0.00% of net assets.

‡                           Amount represents less than 0.05%.

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $13,995,584.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                                Real Estate Investment Trust

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,337,655
Aggregate gross unrealized depreciation	(1,093,389)
Net unrealized appreciation	$244,266
Federal income tax cost of investments	$164,730,784

Futures Contracts Purchased

UltraPro Russell2000 had the following open long futures contracts as of November 30, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	105	12/20/13	$11,981,550	$425,192

Cash collateral in the amount of $659,640 was pledged to cover margin requirements for open futures contracts as of November 30, 2013.

See accompanying notes to the financial statements.

Swap Agreements‡

UltraPro Russell2000 had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	12/06/13	$187,566,679	$7,440,853

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	03/06/14	5,897,054	5,366,511

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	12/06/13	4,911,269	207,469

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000® Index	03/06/14	20,318,849	3,934,072

Equity Index Swap Agreement with Merrill Lynch International, based on the Russell 2000® Index	01/06/14	26,654,256	1,124,810

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell 2000® Index	11/06/15	46,799,966	1,586,817

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	11/06/15	23,421,289	925,832

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	12/06/13	24,315,519	672,034

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 2000 Index Fund	03/06/14	33,326,898	1,311,836

Swap Agreement with Goldman Sachs International, based on the iShares® Russell 2000 Index Fund	03/06/14	144,857,982	8,107,879

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell 2000 Index Fund	03/06/14	9,685,167	5,385,004

			$36,063,117

‡  Total return based on the underlying index less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (0.15)%.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2013 (Unaudited)

Ultra Russell1000 Value

Shares		Value
	Common Stocks (a) — 53.6%
	Consumer Discretionary — 3.5%
33	Aaron’s, Inc.	$945
36	Abercrombie & Fitch Co., Class A	1,234
15	Allison Transmission Holdings, Inc.	408
35	American Eagle Outfitters, Inc.	569
50	Apollo Education Group, Inc.*	1,314
56	Ascena Retail Group, Inc.*	1,193
103	Best Buy Co., Inc.	4,177
22	Big Lots, Inc.*	843
216	Carnival Corp.	7,800
27	CBS Corp. (Non-Voting), Class B	1,581
5	Chico’s FAS, Inc.	93
14	Choice Hotels International, Inc.	654
103	Comcast Corp., Class A	5,137
31	CST Brands, Inc.*	1,020
146	D.R. Horton, Inc.	2,902
23	Darden Restaurants, Inc.	1,227
10	Deckers Outdoor Corp.*	826
32	DeVry Education Group, Inc.	1,137
5	Dillard’s, Inc., Class A	457
38	DreamWorks Animation SKG, Inc., Class A*	1,211
4	DSW, Inc., Class A	179
68	Foot Locker, Inc.	2,645
1,294	Ford Motor Co.	22,102
61	GameStop Corp., Class A	2,943
118	Gannett Co., Inc.	3,193
63	Garmin Ltd.	3,059
430	General Motors Co.*	16,654
32	Gentex Corp.	954
4	Genuine Parts Co.	331
2	Graham Holdings Co.	1,347
31	Guess?, Inc.	1,062
35	Harman International Industries, Inc.	2,836
9	Hasbro, Inc.	484
23	Hyatt Hotels Corp., Class A*	1,113
121	Interpublic Group of Cos., Inc. (The)	2,105
122	J.C. Penney Co., Inc.*	1,243
23	John Wiley & Sons, Inc., Class A	1,172
354	Johnson Controls, Inc.	17,881
115	Kohl’s Corp.	6,357
37	Lear Corp.	3,068
74	Leggett & Platt, Inc.	2,236
85	Lennar Corp., Class A	3,040
30	Liberty Global PLC, Class A*	2,574
251	Liberty Interactive Corp., Class A*	7,048
52	Liberty Media Corp., Class A*	7,980
45	Macy’s, Inc.	2,397
14	Marriott International, Inc., Class A	658
192	MGM Resorts International*	3,684
31	Mohawk Industries, Inc.*	4,341
25	Murphy USA, Inc.*	1,131
63	Newell Rubbermaid, Inc.	1,912
67	News Corp., Class A*	1,203
1	Norwegian Cruise Line Holdings Ltd.*	34
35	Penn National Gaming, Inc.*	505
5	PVH Corp.	670
33	Regal Entertainment Group, Class A	643
84	Royal Caribbean Cruises Ltd.	3,700
22	Sears Holdings Corp.*	1,398
24	Service Corp. International	434
38	Signet Jewelers Ltd.	2,920
841	Sirius XM Holdings, Inc.	3,171
343	Staples, Inc.	5,327
58	Starwood Hotels & Resorts Worldwide, Inc.	4,320
7	Starz, Class A*	198
72	Target Corp.	4,603
2	Taylor Morrison Home Corp., Class A*	44
193	Thomson Reuters Corp.	7,214
481	Time Warner, Inc.	31,607
87	Toll Brothers, Inc.*	2,967
56	TRW Automotive Holdings Corp.*	4,346
270	Twenty-First Century Fox, Inc., Class A	9,042
724	Walt Disney Co. (The)	51,071
6	Weight Watchers International, Inc.	194
146	Wendy’s Co. (The)	1,257
38	Whirlpool Corp.	5,805
		305,130
	Consumer Staples — 3.2%

314	Archer-Daniels-Midland Co.	12,638
83	Beam, Inc.	5,605
76	Bunge Ltd.	6,089
31	Campbell Soup Co.	1,201
11	Clorox Co. (The)	1,025
16	ConAgra Foods, Inc.	528
5	Constellation Brands, Inc., Class A*	352
10	Coty, Inc., Class A	164
560	CVS Caremark Corp.	37,498
48	Dean Foods Co.*	863
32	Energizer Holdings, Inc.	3,531
35	Ingredion, Inc.	2,421
48	J.M. Smucker Co. (The)	5,003
10	Kellogg Co.	606
33	Kimberly-Clark Corp.	3,602
72	Molson Coors Brewing Co., Class B	3,792
922	Mondelez International, Inc., Class A	30,915
7	Pinnacle Foods, Inc.	193
1,415	Procter & Gamble Co. (The)	119,171
40	Reynolds American, Inc.	2,018
115	Safeway, Inc.	4,022
3	Sprouts Farmers Market, Inc.*	114
200	Sysco Corp.	6,726
145	Tyson Foods, Inc., Class A	4,595
121	Walgreen Co.	7,163
280	Wal-Mart Stores, Inc.	22,683
		282,518
	Energy — 8.0%

245	Anadarko Petroleum Corp.	21,761
202	Apache Corp.	18,481
24	Atwood Oceanics, Inc.*	1,261
214	Baker Hughes, Inc.	12,189
47	Cameron International Corp.*	2,603
299	Chesapeake Energy Corp.	8,034
1,001	Chevron Corp.	122,562
45	Cimarex Energy Co.	4,256
12	Cobalt International Energy, Inc.*	267
631	ConocoPhillips	45,937
118	CONSOL Energy, Inc.	4,198
193	Denbury Resources, Inc.*	3,219
210	Devon Energy Corp.	12,730
36	Diamond Offshore Drilling, Inc.	2,162
37	Energen Corp.	2,670
9	EOG Resources, Inc.	1,485
7	EQT Corp.	596
2,296	Exxon Mobil Corp.	214,631

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
10	Frank’s International N.V.	$239
23	Golar LNG Ltd.	836
7	Gulfport Energy Corp.*	409
49	Helmerich & Payne, Inc.	3,773
158	Hess Corp.	12,819
105	HollyFrontier Corp.	5,038
29	Kinder Morgan, Inc.	1,031
2	Laredo Petroleum Holdings, Inc.*	54
366	Marathon Oil Corp.	13,191
168	Marathon Petroleum Corp.	13,900
122	McDermott International, Inc.*	994
99	Murphy Oil Corp.	6,428
152	Nabors Industries Ltd.	2,516
221	National Oilwell Varco, Inc.	18,012
70	Newfield Exploration Co.*	1,967
162	Noble Energy, Inc.	11,379
416	Occidental Petroleum Corp.	39,503
28	Oil States International, Inc.*	2,866
76	Patterson-UTI Energy, Inc.	1,772
12	PBF Energy, Inc., Class A	346
139	Peabody Energy Corp.	2,530
320	Phillips 66	22,275
18	Pioneer Natural Resources Co.	3,200
83	QEP Resources, Inc.	2,658
64	Rowan Cos. PLC, Class A*	2,216
6	RPC, Inc.	106
255	SandRidge Energy, Inc.*	1,425
346	Spectra Energy Corp.	11,608
82	Superior Energy Services, Inc.*	2,089
20	Teekay Corp.	885
70	Tesoro Corp.	4,104
26	Tidewater, Inc.	1,483
79	Ultra Petroleum Corp.*	1,617
25	Unit Corp.*	1,204
282	Valero Energy Corp.	12,893
56	Whiting Petroleum Corp.*	3,382
159	Williams Cos., Inc. (The)	5,600
30	World Fuel Services Corp.	1,152
103	WPX Energy, Inc.*	1,915
		698,457
	Financials — 15.6%

176	ACE Ltd.	18,089
241	Aflac, Inc.	15,995
37	Alexandria Real Estate Equities, Inc. (REIT)	2,341
9	Alleghany Corp.*	3,547
12	Allied World Assurance Co. Holdings AG	1,352
242	Allstate Corp. (The)	13,133
54	American Campus Communities, Inc. (REIT)	1,751
205	American Capital Agency Corp. (REIT)	4,178
157	American Capital Ltd.*	2,402
35	American Financial Group, Inc./OH	2,018
21	American Homes 4 Rent, Class A (REIT)*	344
762	American International Group, Inc.	37,910
4	American National Insurance Co.	462
71	Ameriprise Financial, Inc.	7,686
489	Annaly Capital Management, Inc. (REIT)	4,968
37	Aon PLC	3,021
34	Apartment Investment & Management Co., Class A (REIT)	854
64	Arch Capital Group Ltd.*	3,765
138	Ares Capital Corp.	2,536
4	Artisan Partners Asset Management, Inc., Class A	247
34	Aspen Insurance Holdings Ltd.	1,374
87	Associated Banc-Corp	1,500
40	Assurant, Inc.	2,598
87	Assured Guaranty Ltd.	2,043
67	AvalonBay Communities, Inc. (REIT)	7,944
46	Axis Capital Holdings Ltd.	2,260
5,567	Bank of America Corp.	88,070
23	Bank of Hawaii Corp.	1,360
599	Bank of New York Mellon Corp. (The)	20,186
33	BankUnited, Inc.	1,065
362	BB&T Corp.	12,576
929	Berkshire Hathaway, Inc., Class B*	108,256
96	BioMed Realty Trust, Inc. (REIT)	1,784
44	BlackRock, Inc.	13,321
14	BOK Financial Corp.	886
71	Boston Properties, Inc. (REIT)	7,064
81	Brandywine Realty Trust (REIT)	1,076
40	BRE Properties, Inc. (REIT)	2,049
33	Brown & Brown, Inc.	1,043
44	Camden Property Trust (REIT)	2,548
302	Capital One Financial Corp.	21,632
101	CapitalSource, Inc.	1,420
57	CBL & Associates Properties, Inc. (REIT)	1,029
490	Charles Schwab Corp. (The)	11,995
531	Chimera Investment Corp. (REIT)	1,566
115	Chubb Corp. (The)	11,092
84	Cincinnati Financial Corp.	4,402
104	CIT Group, Inc.	5,250
1,571	Citigroup, Inc.	83,137
24	City National Corp./CA	1,833
164	CME Group, Inc.	13,440
14	CNA Financial Corp.	581
96	Comerica, Inc.	4,354
42	Commerce Bancshares, Inc./MO	1,895
61	CommonWealth REIT (REIT)	1,456
44	Corporate Office Properties Trust (REIT)	978
22	Corrections Corp. of America (REIT)	734
27	Cullen/Frost Bankers, Inc.	1,939
153	DDR Corp. (REIT)	2,446
14	Digital Realty Trust, Inc. (REIT)	661
253	Discover Financial Services	13,485
74	Douglas Emmett, Inc. (REIT)	1,701
166	Duke Realty Corp. (REIT)	2,520
148	E*TRADE Financial Corp.*	2,652
70	East West Bancorp, Inc.	2,400
15	Endurance Specialty Holdings Ltd.	853
12	Equity Lifestyle Properties, Inc. (REIT)	426
186	Equity Residential (REIT)	9,586
20	Essex Property Trust, Inc. (REIT)	3,036
26	Everest Re Group Ltd.	4,078
53	Extra Space Storage, Inc. (REIT)	2,222
12	Federal Realty Investment Trust (REIT)	1,242
13	Federated Investors, Inc., Class B	355
118	Fidelity National Financial, Inc., Class A	3,430
452	Fifth Third Bancorp	9,185

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
4	First Citizens BancShares, Inc., Class A	$899
125	First Horizon National Corp.	1,401
183	First Niagara Financial Group, Inc.	2,039
60	First Republic Bank/CA	3,066
82	Forest City Enterprises, Inc., Class A*	1,599
101	Fulton Financial Corp.	1,320
35	Gaming and Leisure Properties, Inc. (REIT)*	1,614
307	General Growth Properties, Inc. (REIT)	6,370
255	Genworth Financial, Inc., Class A*	3,853
237	Goldman Sachs Group, Inc. (The)	40,039
16	Hanover Insurance Group, Inc. (The)	965
235	Hartford Financial Services Group, Inc.	8,373
51	Hatteras Financial Corp. (REIT)	852
52	HCC Insurance Holdings, Inc.	2,391
235	HCP, Inc. (REIT)	8,641
147	Health Care REIT, Inc. (REIT)	8,231
58	Healthcare Trust of America, Inc., Class A (REIT)	589
29	Home Properties, Inc. (REIT)	1,525
72	Hospitality Properties Trust (REIT)	1,956
385	Host Hotels & Resorts, Inc. (REIT)	7,088
20	Howard Hughes Corp. (The)*	2,282
273	Hudson City Bancorp, Inc.	2,550
433	Huntington Bancshares, Inc./OH	3,975
39	ING US, Inc.	1,363
24	Interactive Brokers Group, Inc., Class A	582
21	IntercontinentalExchange Group, Inc.*	4,541
230	Invesco Ltd.	8,015
23	Jones Lang LaSalle, Inc.	2,248
1,952	JPMorgan Chase & Co.	111,693
25	Kemper Corp.	938
475	KeyCorp	6,056
42	Kilroy Realty Corp. (REIT)	2,115
211	Kimco Realty Corp. (REIT)	4,351
57	Legg Mason, Inc.	2,229
132	Leucadia National Corp.	3,783
67	Liberty Property Trust (REIT)	2,170
139	Lincoln National Corp.	7,135
146	Loews Corp.	6,913
6	LPL Financial Holdings, Inc.	257
67	M&T Bank Corp.	7,729
71	Macerich Co. (The) (REIT)	4,043
45	Mack-Cali Realty Corp. (REIT)	916
7	Markel Corp.*	3,901
95	Marsh & McLennan Cos., Inc.	4,508
73	MBIA, Inc.*	941
75	McGraw Hill Financial, Inc.	5,588
14	Mercury General Corp.	673
462	MetLife, Inc.	24,112
187	MFA Financial, Inc. (REIT)	1,363
39	Mid-America Apartment Communities, Inc. (REIT)	2,349
786	Morgan Stanley	24,602
36	MSCI, Inc.*	1,598
58	NASDAQ OMX Group, Inc. (The)	2,279
61	National Retail Properties, Inc. (REIT)	1,937
228	New York Community Bancorp, Inc.	3,767
124	Northern Trust Corp.	7,315
134	Old Republic International Corp.	2,305
28	PartnerRe Ltd.	2,881
160	People’s United Financial, Inc.	2,422
87	Piedmont Office Realty Trust, Inc., Class A (REIT)	1,425
273	PNC Financial Services Group, Inc. (The)	21,007
53	Popular, Inc.*	1,515
28	Post Properties, Inc. (REIT)	1,200
152	Principal Financial Group, Inc.	7,696
32	ProAssurance Corp.	1,539
61	Progressive Corp. (The)	1,704
257	Prologis, Inc. (REIT)	9,748
41	Protective Life Corp.	1,967
148	Prudential Financial, Inc.	13,136
5	Public Storage (REIT)	764
63	Raymond James Financial, Inc.	3,035
7	Realogy Holdings Corp.*	332
101	Realty Income Corp. (REIT)	3,849
27	Regency Centers Corp. (REIT)	1,265
730	Regions Financial Corp.	7,103
37	Reinsurance Group of America, Inc.	2,774
23	RenaissanceRe Holdings Ltd.	2,178
69	Retail Properties of America, Inc., Class A (REIT)	920
4	SEI Investments Co.	134
90	Senior Housing Properties Trust (REIT)	2,039
22	Signature Bank/NY*	2,338
41	Simon Property Group, Inc. (REIT)	6,144
47	SL Green Realty Corp. (REIT)	4,252
229	SLM Corp.	6,103
154	Spirit Realty Capital, Inc. (REIT)	1,529
32	St. Joe Co. (The)*	568
23	StanCorp Financial Group, Inc.	1,475
101	Starwood Property Trust, Inc. (REIT)	2,815
236	State Street Corp.	17,136
279	SunTrust Banks, Inc.	10,108
23	SVB Financial Group*	2,329
505	Synovus Financial Corp.	1,762
27	Taubman Centers, Inc. (REIT)	1,765
85	TCF Financial Corp.	1,332
120	TD Ameritrade Holding Corp.	3,454
41	TFS Financial Corp.*	481
48	Torchmark Corp.	3,648
142	Travelers Cos., Inc. (The)	12,885
189	Two Harbors Investment Corp. (REIT)	1,748
955	U.S. Bancorp/MN	37,455
129	UDR, Inc. (REIT)	3,002
138	Unum Group	4,633
49	Validus Holdings Ltd.	1,962
103	Valley National Bancorp	1,045
83	Ventas, Inc. (REIT)	4,717
78	Vornado Realty Trust (REIT)	6,859
56	W. R. Berkley Corp.	2,452
54	Washington Federal, Inc.	1,263
63	Weingarten Realty Investors (REIT)	1,798
2,493	Wells Fargo & Co.	109,742
3	White Mountains Insurance Group Ltd.	1,808
30	WP Carey, Inc. (REIT)	1,883
151	XL Group PLC	4,830
95	Zions Bancorp.	2,786
		1,369,286
	Health Care — 7.1%

805	Abbott Laboratories	30,743
143	Aetna, Inc.	9,857
158	Agilent Technologies, Inc.	8,464

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
42	Alere, Inc.*	$1,374
92	Allscripts Healthcare Solutions, Inc.*	1,375
11	Bio-Rad Laboratories, Inc., Class A*	1,349
697	Boston Scientific Corp.*	8,071
118	Bristol-Myers Squibb Co.	6,063
177	Cardinal Health, Inc.	11,434
114	CareFusion Corp.*	4,543
14	Charles River Laboratories International, Inc.*	730
139	Cigna Corp.	12,156
45	Community Health Systems, Inc.	1,856
6	Cooper Cos., Inc. (The)	790
243	Covidien PLC	16,587
53	DENTSPLY International, Inc.	2,521
400	Eli Lilly & Co.	20,088
9	Envision Healthcare Holdings, Inc.*	267
53	Express Scripts Holding Co.*	3,570
138	Forest Laboratories, Inc.*	7,081
128	HCA Holdings, Inc.	5,942
41	Health Net, Inc.*	1,253
31	Hill-Rom Holdings, Inc.	1,284
98	Hologic, Inc.*	2,194
85	Hospira, Inc.*	3,341
81	Humana, Inc.	8,423
1,263	Johnson & Johnson	119,556
31	Life Technologies Corp.*	2,347
24	LifePoint Hospitals, Inc.*	1,230
30	Mallinckrodt PLC*	1,559
9	MEDNAX, Inc.*	997
525	Medtronic, Inc.	30,093
1,559	Merck & Co., Inc.	77,685
54	Omnicare, Inc.	3,093
5	Patterson Cos., Inc.	207
58	PerkinElmer, Inc.	2,206
3,454	Pfizer, Inc.	109,595
121	QIAGEN N.V.*	2,818
76	Quest Diagnostics, Inc.	4,631
8	Quintiles Transnational Holdings, Inc.*	346
53	St. Jude Medical, Inc.	3,096
72	Stryker Corp.	5,358
10	Techne Corp.	855
21	Teleflex, Inc.	2,065
185	Thermo Fisher Scientific, Inc.	18,657
527	UnitedHealth Group, Inc.	39,251
15	Universal Health Services, Inc., Class B	1,236
46	VCA Antech, Inc.*	1,378
155	WellPoint, Inc.	14,396
82	Zimmer Holdings, Inc.	7,496
		621,507
	Industrials — 5.5%

55	3M Co.	7,343
23	A. O. Smith Corp.	1,245
1	ACCO Brands Corp.*	6
113	ADT Corp. (The)	4,583
48	AECOM Technology Corp.*	1,395
50	AGCO Corp.	2,914
36	Air Lease Corp.	1,140
3	Alaska Air Group, Inc.	233
17	Alliant Techsystems, Inc.	2,061
2	AMERCO*	463
3	B/E Aerospace, Inc.*	261
18	Babcock & Wilcox Co. (The)	584
31	Carlisle Cos., Inc.	2,279
278	Caterpillar, Inc.	23,519
38	Cintas Corp.	2,109
18	Con-way, Inc.	745
55	Covanta Holding Corp.	985
2	Crane Co.	125
264	CSX Corp.	7,199
18	Cummins, Inc.	2,382
246	Danaher Corp.	18,401
240	Delta Air Lines, Inc.	6,955
6	Donaldson Co., Inc.	250
23	Dover Corp.	2,087
2	Dun & Bradstreet Corp. (The)	234
244	Eaton Corp. PLC	17,729
94	Emerson Electric Co.	6,297
97	Exelis, Inc.	1,714
164	FedEx Corp.	22,747
34	Fluor Corp.	2,646
10	Fortune Brands Home & Security, Inc.	436
24	GATX Corp.	1,204
154	General Dynamics Corp.	14,116
5,340	General Electric Co.	142,364
13	Genesee & Wyoming, Inc., Class A*	1,251
39	Harsco Corp.	1,020
12	HD Supply Holdings, Inc.*	253
8	Hubbell, Inc., Class B	863
3	IDEX Corp.	214
122	Illinois Tool Works, Inc.	9,709
44	Ingersoll-Rand PLC	3,142
9	Iron Mountain, Inc.	253
68	Jacobs Engineering Group, Inc.*	4,064
55	Joy Global, Inc.	3,111
25	KAR Auction Services, Inc.	690
76	KBR, Inc.	2,571
41	Kennametal, Inc.	1,947
12	Kirby Corp.*	1,133
46	L-3 Communications Holdings, Inc.	4,759
40	Manpowergroup, Inc.	3,197
24	MRC Global, Inc.*	734
25	Navistar International Corp.*	1,005
97	Nielsen Holdings N.V.	4,187
133	Norfolk Southern Corp.	11,663
115	Northrop Grumman Corp.	12,958
45	Oshkosh Corp.	2,194
61	Owens Corning*	2,389
159	PACCAR, Inc.	9,112
77	Parker Hannifin Corp.	9,074
106	Pentair Ltd.	7,496
59	Pitney Bowes, Inc.	1,367
85	Quanta Services, Inc.*	2,517
43	R.R. Donnelley & Sons Co.	796
168	Raytheon Co.	14,898
23	Regal-Beloit Corp.	1,692
140	Republic Services, Inc.	4,887
8	Rockwell Collins, Inc.	582
27	Ryder System, Inc.	1,886
27	Snap-on, Inc.	2,866
332	Southwest Airlines Co.	6,172
54	Spirit Aerosystems Holdings, Inc., Class A*	1,763
24	SPX Corp.	2,271
76	Stanley Black & Decker, Inc.	6,186
57	Terex Corp.*	2,070
143	Textron, Inc.	4,752
45	Timken Co.	2,329
34	Towers Watson & Co., Class A	3,828
41	Trinity Industries, Inc.	2,128

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
21	Triumph Group, Inc.	$1,553
30	United Technologies Corp.	3,326
39	URS Corp.	2,027
4	Waste Connections, Inc.	176
222	Waste Management, Inc.	10,141
23	WESCO International, Inc.*	1,978
90	Xylem, Inc.	3,110
		483,041
	Information Technology — 4.7%

137	Activision Blizzard, Inc.	2,358
158	Adobe Systems, Inc.*	8,971
108	Altera Corp.	3,483
83	Amdocs Ltd.	3,358
90	Analog Devices, Inc.	4,340
40	AOL, Inc.*	1,783
118	Apple, Inc.	65,616
210	Applied Materials, Inc.	3,633
54	Arrow Electronics, Inc.*	2,772
24	Autodesk, Inc.*	1,086
11	Avago Technologies Ltd.	492
71	Avnet, Inc.	2,833
24	AVX Corp.	329
1	Booz Allen Hamilton Holding Corp.	18
166	Broadcom Corp., Class A	4,431
229	Brocade Communications Systems, Inc.*	2,013
169	CA, Inc.	5,577
9	CDW Corp.	201
2,760	Cisco Systems, Inc.	58,650
78	Computer Sciences Corp.	4,104
110	Compuware Corp.	1,209
49	CoreLogic, Inc.*	1,726
762	Corning, Inc.	13,015
33	Diebold, Inc.	1,126
14	Dolby Laboratories, Inc., Class A	503
3	DST Systems, Inc.	265
21	EchoStar Corp., Class A*	1,051
36	Electronic Arts, Inc.*	799
542	EMC Corp.	12,927
66	Fairchild Semiconductor International, Inc.*	840
136	Fidelity National Information Services, Inc.	6,892
35	First Solar, Inc.*	2,094
22	FLIR Systems, Inc.	653
16	Freescale Semiconductor Ltd.*	233
47	Harris Corp.	3,032
1,004	Hewlett-Packard Co.	27,459
79	Ingram Micro, Inc., Class A*	1,852
2,400	Intel Corp.	57,216
105	Jabil Circuit, Inc.	2,128
28	JDS Uniphase Corp.*	340
213	Juniper Networks, Inc.*	4,318
86	KLA-Tencor Corp.	5,493
64	Lam Research Corp.*	3,335
38	Leidos Holdings, Inc.	1,848
7	Lender Processing Services, Inc.	246
33	Lexmark International, Inc., Class A	1,167
251	LSI Corp.	2,026
204	Marvell Technology Group Ltd.	2,903
532	Micron Technology, Inc.*	11,225
35	MICROS Systems, Inc.*	1,880
72	Molex, Inc.	2,782
7	Motorola Solutions, Inc.	461
135	Nuance Communications, Inc.*	1,825
298	NVIDIA Corp.	4,649
12	ON Semiconductor Corp.*	85
17	Paychex, Inc.	743
89	Polycom, Inc.*	957
5	Riverbed Technology, Inc.*	87
47	Rovi Corp.*	865
64	SanDisk Corp.	4,362
22	Science Applications International Corp.	811
3	Silicon Laboratories, Inc.*	117
17	Skyworks Solutions, Inc.*	452
7	Stratasys Ltd.*	824
98	Symantec Corp.	2,204
79	Synopsys, Inc.*	2,894
20	Tech Data Corp.*	1,037
98	Teradyne, Inc.*	1,669
19	Total System Services, Inc.	590
56	VeriFone Systems, Inc.*	1,434
68	Vishay Intertechnology, Inc.*	879
109	Western Digital Corp.	8,179
634	Xerox Corp.	7,215
462	Yahoo!, Inc.*	17,085
24	Zebra Technologies Corp., Class A*	1,244
301	Zynga, Inc., Class A*	1,309
		410,608
	Materials — 1.5%

108	Air Products & Chemicals, Inc.	11,754
26	Albemarle Corp.	1,786
552	Alcoa, Inc.	5,305
56	Allegheny Technologies, Inc.	1,860
10	Aptargroup, Inc.	649
41	Ashland, Inc.	3,734
35	Avery Dennison Corp.	1,711
30	Bemis Co., Inc.	1,171
33	Cabot Corp.	1,610
24	Carpenter Technology Corp.	1,447
31	CF Industries Holdings, Inc.	6,739
79	Cliffs Natural Resources, Inc.	1,976
11	Crown Holdings, Inc.*	486
19	Cytec Industries, Inc.	1,700
17	Domtar Corp.	1,454
543	Dow Chemical Co. (The)	21,210
534	Freeport-McMoRan Copper & Gold, Inc.	18,524
13	Greif, Inc., Class A	714
100	Huntsman Corp.	2,293
32	International Paper Co.	1,493
11	Kronos Worldwide, Inc.	183
91	MeadWestvaco Corp.	3,195
155	Mosaic Co. (The)	7,425
254	Newmont Mining Corp.	6,307
164	Nucor Corp.	8,374
35	Owens-Illinois, Inc.*	1,155
7	PPG Industries, Inc.	1,288
40	Reliance Steel & Aluminum Co.	2,941
10	Rock-Tenn Co., Class A	944
11	Rockwood Holdings, Inc.	753
25	Royal Gold, Inc.	1,127
4	RPM International, Inc.	158
3	Sigma-Aldrich Corp.	259
52	Sonoco Products Co.	2,083
114	Steel Dynamics, Inc.	2,077
38	Tahoe Resources, Inc.*	676
75	United States Steel Corp.	2,011
67	Vulcan Materials Co.	3,777

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1	Westlake Chemical Corp.	$113
5	WR Grace & Co.*	480
		132,942
	Telecommunication Services — 1.4%

2,778	AT&T, Inc.	97,813
315	CenturyLink, Inc.	9,670
515	Frontier Communications Corp.	2,410
11	Intelsat S.A.*	238
56	Level 3 Communications, Inc.*	1,704
359	Sprint Corp.*	3,012
49	Telephone & Data Systems, Inc.	1,363
89	T-Mobile US, Inc.*	2,315
7	United States Cellular Corp.	311
17	Windstream Holdings, Inc.	137
		118,973
	Utilities — 3.1%

321	AES Corp. (The)	4,677
61	AGL Resources, Inc.	2,839
57	Alliant Energy Corp.	2,936
125	Ameren Corp.	4,481
251	American Electric Power Co., Inc.	11,812
92	American Water Works Co., Inc.	3,896
11	Aqua America, Inc.	265
47	Atmos Energy Corp.	2,089
180	Calpine Corp.*	3,404
221	CenterPoint Energy, Inc.	5,178
138	CMS Energy Corp.	3,663
151	Consolidated Edison, Inc.	8,337
298	Dominion Resources, Inc.	19,343
90	DTE Energy Co.	6,007
364	Duke Energy Corp.	25,465
168	Edison International	7,763
92	Entergy Corp.	5,694
442	Exelon Corp.	11,894
216	FirstEnergy Corp.	7,048
79	Great Plains Energy, Inc.	1,876
51	Hawaiian Electric Industries, Inc.	1,291
41	Integrys Energy Group, Inc.	2,203
98	MDU Resources Group, Inc.	2,908
38	National Fuel Gas Co.	2,564
219	NextEra Energy, Inc.	18,525
161	NiSource, Inc.	5,091
162	Northeast Utilities	6,655
167	NRG Energy, Inc.	4,419
122	NV Energy, Inc.	2,885
102	OGE Energy Corp.	3,511
6	ONEOK, Inc.	348
128	Pepco Holdings, Inc.	2,442
228	PG&E Corp.	9,204
57	Pinnacle West Capital Corp.	3,042
326	PPL Corp.	10,012
261	Public Service Enterprise Group, Inc.	8,532
79	Questar Corp.	1,779
72	SCANA Corp.	3,396
126	Sempra Energy	11,143
449	Southern Co. (The)	18,243
112	TECO Energy, Inc.	1,909
59	UGI Corp.	2,375
42	Vectren Corp.	1,457
70	Westar Energy, Inc.	2,195
118	Wisconsin Energy Corp.	4,929
257	Xcel Energy, Inc.	7,201
		276,926
	Total Common Stocks (Cost $3,848,913)	4,699,388

Principal Amount
	U.S. Government & Agency Security (a) — 13.8%
	Federal Home Loan Bank
$1,213,928	0.00%, due 12/02/13	1,213,928
	Total U.S. Government & Agency Security (Cost $1,213,928)	1,213,928

	Repurchase Agreements (a)(b) — 27.2%
2,385,169	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $2,385,180	2,385,169
	Total Repurchase Agreements (Cost $2,385,169)	2,385,169

	Total Investment Securities (Cost $7,448,010) — 94.6%	8,298,485
	Other assets less liabilities — 5.4%	477,309
	Net Assets — 100.0%	$8,775,794

*                           Non-income producing security.

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $723,477.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                                Real Estate Investment Trust

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$749,846
Aggregate gross unrealized depreciation	(46,963)
Net unrealized appreciation	$702,883
Federal income tax cost of investments	$7,595,602

See accompanying notes to the financial statements.

Swap Agreements‡

Ultra Russell1000 Value had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 1000® Value Index	11/06/15	$206,543	$3,039

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Value Index	12/06/13	5,867,889	102,461

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell 1000® Value Index	11/06/15	1,525,228	26,012

Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Value Index	03/06/14	2,462,800	230,210

Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Value Index	03/06/14	1,320,431	112,611

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 1000 Value Index Fund	12/06/13	51,828	983

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell 1000 Value Index Fund	11/06/15	1,418,401	26,785

			$502,101

‡  Total return based on the underlying index less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.25%.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2013 (Unaudited)

Ultra Russell1000 Growth

Shares		Value
	Common Stocks (a) — 41.3%
	Consumer Discretionary — 8.3%

8	Aaron’s, Inc.	$229
6	Abercrombie & Fitch Co., Class A	206
50	Advance Auto Parts, Inc.	5,051
3	Allison Transmission Holdings, Inc.	82
253	Amazon.com, Inc.*	99,586
41	AMC Networks, Inc., Class A*	2,632
85	American Eagle Outfitters, Inc.	1,383
13	Ascena Retail Group, Inc.*	277
35	AutoNation, Inc.*	1,716
24	AutoZone, Inc.*	11,078
27	Bally Technologies, Inc.*	2,013
150	Bed Bath & Beyond, Inc.*	11,705
50	Best Buy Co., Inc.	2,028
11	Big Lots, Inc.*	422
79	BorgWarner, Inc.	8,466
46	Brinker International, Inc.	2,163
69	Burger King Worldwide, Inc.	1,462
33	Cabela’s, Inc.*	2,021
134	Cablevision Systems Corp., Class A	2,247
154	CarMax, Inc.*	7,754
41	Carter’s, Inc.	2,897
386	CBS Corp. (Non-Voting), Class B	22,604
45	Charter Communications, Inc., Class A*	6,080
104	Chico’s FAS, Inc.	1,944
21	Chipotle Mexican Grill, Inc.*	11,001
1	Choice Hotels International, Inc.	47
79	Cinemark Holdings, Inc.	2,606
29	Clear Channel Outdoor Holdings, Inc., Class A	257
193	Coach, Inc.	11,175
1,666	Comcast Corp., Class A	83,083
58	Darden Restaurants, Inc.	3,093
10	Deckers Outdoor Corp.*	826
215	Delphi Automotive PLC	12,588
68	Dick’s Sporting Goods, Inc.	3,843
12	Dillard’s, Inc., Class A	1,098
359	DIRECTV*	23,734
168	Discovery Communications, Inc., Class A*	14,661
143	DISH Network Corp., Class A	7,745
225	Dollar General Corp.*	12,812
154	Dollar Tree, Inc.*	8,570
39	Domino’s Pizza, Inc.	2,696
45	DSW, Inc., Class A	2,017
73	Dunkin’ Brands Group, Inc.	3,576
73	Expedia, Inc.	4,649
66	Family Dollar Stores, Inc.	4,605
12	Foot Locker, Inc.	467
931	Ford Motor Co.	15,901
35	Fossil Group, Inc.*	4,454
192	Gap, Inc. (The)	7,866
57	Gentex Corp.	1,699
101	Genuine Parts Co.	8,367
68	GNC Holdings, Inc., Class A	4,092
169	Goodyear Tire & Rubber Co. (The)	3,762
288	Groupon, Inc.*	2,606
187	H&R Block, Inc.	5,215
68	Hanesbrands, Inc.	4,767
154	Harley-Davidson, Inc.	10,321
67	Hasbro, Inc.	3,606
1,004	Home Depot, Inc. (The)	80,993
39	HomeAway, Inc.*	1,424
179	International Game Technology	3,131
134	Interpublic Group of Cos., Inc. (The)	2,332
87	Jarden Corp.*	4,893
165	L Brands, Inc.	10,723
54	Lamar Advertising Co., Class A*	2,696
269	Las Vegas Sands Corp.	19,282
6	Lear Corp.	497
229	Liberty Global PLC, Class A*	19,651
29	Liberty Interactive Corp., Class A*	814
25	Liberty Ventures*	3,039
55	Lions Gate Entertainment Corp.*	1,740
205	LKQ Corp.*	6,796
748	Lowe’s Cos., Inc.	35,515
204	Macy’s, Inc.	10,865
42	Madison Square Garden Co. (The), Class A*	2,367
141	Marriott International, Inc., Class A	6,630
237	Mattel, Inc.	10,966
689	McDonald’s Corp.	67,088
138	Michael Kors Holdings Ltd.*	11,254
14	Morningstar, Inc.	1,168
35	Netflix, Inc.*	12,803
115	Newell Rubbermaid, Inc.	3,490
252	News Corp., Class A*	4,526
487	NIKE, Inc., Class B	38,541
100	Nordstrom, Inc.	6,221
17	Norwegian Cruise Line Holdings Ltd.*	580
3	NVR, Inc.*	2,910
178	Omnicom Group, Inc.	12,718
76	O’Reilly Automotive, Inc.*	9,497
19	Panera Bread Co., Class A*	3,361
71	PetSmart, Inc.	5,262
45	Polaris Industries, Inc.	6,006
35	priceline.com, Inc.*	41,732
266	PulteGroup, Inc.	4,990
49	PVH Corp.	6,562
41	Ralph Lauren Corp.	7,184
12	Regal Entertainment Group, Class A	234
151	Ross Stores, Inc.	11,545
117	Sally Beauty Holdings, Inc.*	3,292
75	Scripps Networks Interactive, Inc., Class A	5,594
21	SeaWorld Entertainment, Inc.	626
114	Service Corp. International	2,060
5	Signet Jewelers Ltd.	384
1,000	Sirius XM Holdings, Inc.	3,770
45	Six Flags Entertainment Corp.	1,674
514	Starbucks Corp.	41,870
57	Starwood Hotels & Resorts Worldwide, Inc.	4,245
71	Starz, Class A*	2,008
346	Target Corp.	22,120
19	Taylor Morrison Home Corp., Class A*	415
41	Tempur Sealy International, Inc.*	2,092
57	Tesla Motors, Inc.*	7,255
30	Thor Industries, Inc.	1,622
77	Tiffany & Co.	6,864
200	Time Warner Cable, Inc.	27,644
495	TJX Cos., Inc.	31,126
96	Tractor Supply Co.	7,028
77	TripAdvisor, Inc.*	6,801
36	Tupperware Brands Corp.	3,288
1,006	Twenty-First Century Fox, Inc., Class A	33,691

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
44	Ulta Salon Cosmetics & Fragrance, Inc.*	$5,585
58	Under Armour, Inc., Class A*	4,681
74	Urban Outfitters, Inc.*	2,887
60	VF Corp.	14,075
333	Viacom, Inc., Class B	26,697
34	Visteon Corp.*	2,674
275	Walt Disney Co. (The)	19,399
10	Weight Watchers International, Inc.	324
4	Whirlpool Corp.	611
67	Williams-Sonoma, Inc.	3,961
93	Wyndham Worldwide Corp.	6,669
55	Wynn Resorts Ltd.	9,123
309	Yum! Brands, Inc.	24,003
		1,302,035
	Consumer Staples — 5.0%

1,380	Altria Group, Inc.	51,032
34	Archer-Daniels-Midland Co.	1,368
298	Avon Products, Inc.	5,313
104	Brown-Forman Corp., Class B	7,802
79	Campbell Soup Co.	3,060
95	Church & Dwight Co., Inc.	6,199
76	Clorox Co. (The)	7,081
2,628	Coca-Cola Co. (The)	105,619
188	Coca-Cola Enterprises, Inc.	7,885
641	Colgate-Palmolive Co.	42,184
265	ConAgra Foods, Inc.	8,742
99	Constellation Brands, Inc., Class A*	6,971
300	Costco Wholesale Corp.	37,629
26	Coty, Inc., Class A	427
97	CVS Caremark Corp.	6,495
140	Dr. Pepper Snapple Group, Inc.	6,756
159	Estee Lauder Cos., Inc. (The), Class A	11,919
117	Flowers Foods, Inc.	2,542
28	Fresh Market, Inc. (The)*	1,140
443	General Mills, Inc.	22,340
103	Green Mountain Coffee Roasters, Inc.*	6,940
59	Herbalife Ltd.	4,111
103	Hershey Co. (The)	9,980
85	Hillshire Brands Co. (The)	2,841
92	Hormel Foods Corp.	4,142
6	Ingredion, Inc.	415
10	J.M. Smucker Co. (The)	1,042
165	Kellogg Co.	10,006
221	Kimberly-Clark Corp.	24,124
408	Kraft Foods Group, Inc.	21,673
357	Kroger Co. (The)	14,905
260	Lorillard, Inc.	13,346
91	McCormick & Co., Inc. (Non-Voting)	6,279
139	Mead Johnson Nutrition Co.	11,747
92	Monster Beverage Corp.*	5,444
40	Nu Skin Enterprises, Inc., Class A	5,114
1,063	PepsiCo, Inc.	89,781
1,124	Philip Morris International, Inc.	96,147
13	Pinnacle Foods, Inc.	359
164	Reynolds American, Inc.	8,274
13	Safeway, Inc.	455
10	Sprouts Farmers Market, Inc.*	378
141	Sysco Corp.	4,742
490	Walgreen Co.	29,008
734	Wal-Mart Stores, Inc.	59,461
95	WhiteWave Foods Co., Class A*	2,021
255	Whole Foods Market, Inc.	14,433
		789,672
	Energy — 1.9%

19	Anadarko Petroleum Corp.	1,688
7	Atwood Oceanics, Inc.*	368
19	Baker Hughes, Inc.	1,082
290	Cabot Oil & Gas Corp.	9,991
107	Cameron International Corp.*	5,927
166	Cheniere Energy, Inc.*	6,572
174	Cobalt International Energy, Inc.*	3,868
72	Concho Resources, Inc.*	7,483
29	Continental Resources, Inc.*	3,118
11	CVR Energy, Inc.	434
52	Dresser-Rand Group, Inc.*	2,935
28	Dril-Quip, Inc.*	3,040
175	EOG Resources, Inc.	28,875
95	EQT Corp.	8,085
163	FMC Technologies, Inc.*	7,840
11	Frank’s International NV	263
43	Gulfport Energy Corp.*	2,513
640	Halliburton Co.	33,715
417	Kinder Morgan, Inc.	14,820
69	Kosmos Energy Ltd.*	718
26	Laredo Petroleum Holdings, Inc.*	702
31	Noble Energy, Inc.	2,177
64	Oasis Petroleum, Inc.*	2,952
74	Oceaneering International, Inc.	5,712
69	Pioneer Natural Resources Co.	12,265
12	QEP Resources, Inc.	384
112	Range Resources Corp.	8,697
35	RPC, Inc.	618
913	Schlumberger Ltd.	80,727
243	Seadrill Ltd.	10,379
46	SM Energy Co.	4,054
242	Southwestern Energy Co.*	9,356
6	Whiting Petroleum Corp.*	362
258	Williams Cos., Inc. (The)	9,087
9	World Fuel Services Corp.	346
		291,153
	Financials — 2.2%

36	Affiliated Managers Group, Inc.*	7,209
8	Allied World Assurance Co. Holdings AG	901
651	American Express Co.	55,856
7	American Financial Group, Inc./OH	404
7	American Homes 4 Rent, Class A (REIT)*	115
272	American Tower Corp. (REIT)	21,153
44	Ameriprise Financial, Inc.	4,763
164	Aon PLC	13,389
55	Apartment Investment & Management Co., Class A (REIT)	1,381
6	Arch Capital Group Ltd.*	353
87	Arthur J. Gallagher & Co.	4,049
4	Artisan Partners Asset Management, Inc., Class A	247
21	Axis Capital Holdings Ltd.	1,032
32	BlackRock, Inc.	9,688
10	Boston Properties, Inc. (REIT)	995
37	Brown & Brown, Inc.	1,170
37	CBL & Associates Properties, Inc. (REIT)	668
60	CBOE Holdings, Inc.	3,137
192	CBRE Group, Inc., Class A*	4,654

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
103	Charles Schwab Corp. (The)	$2,521
25	Chubb Corp. (The)	2,411
50	Corrections Corp. of America (REIT)	1,667
69	Digital Realty Trust, Inc. (REIT)	3,260
82	Eaton Vance Corp.	3,428
10	Endurance Specialty Holdings Ltd.	569
41	Equity Lifestyle Properties, Inc. (REIT)	1,455
17	Erie Indemnity Co., Class A	1,241
6	Extra Space Storage, Inc. (REIT)	251
29	Federal Realty Investment Trust (REIT)	3,002
47	Federated Investors, Inc., Class B	1,283
282	Franklin Resources, Inc.	15,620
9	Hanover Insurance Group, Inc. (The)	543
50	IntercontinentalExchange Group, Inc.*	10,664
88	Lazard Ltd., Class A	3,672
27	Leucadia National Corp.	774
17	Loews Corp.	805
31	LPL Financial Holdings, Inc.	1,329
253	Marsh & McLennan Cos., Inc.	12,005
89	McGraw Hill Financial, Inc.	6,630
134	Moody’s Corp.	10,000
35	MSCI, Inc.*	1,554
15	Nationstar Mortgage Holdings, Inc.*	594
71	Ocwen Financial Corp.*	4,023
84	Omega Healthcare Investors, Inc. (REIT)	2,746
112	Plum Creek Timber Co., Inc. (REIT)	4,899
333	Progressive Corp. (The)	9,301
122	Prudential Financial, Inc.	10,829
92	Public Storage (REIT)	14,048
87	Rayonier, Inc. (REIT)	3,838
74	Realogy Holdings Corp.*	3,507
26	Regency Centers Corp. (REIT)	1,218
94	SEI Investments Co.	3,157
9	Senior Housing Properties Trust (REIT)	204
3	Signature Bank/NY*	319
159	Simon Property Group, Inc. (REIT)	23,826
49	Spirit Realty Capital, Inc. (REIT)	487
3	St. Joe Co. (The)*	53
178	T. Rowe Price Group, Inc.	14,322
65	Tanger Factory Outlet Centers (REIT)	2,150
8	Taubman Centers, Inc. (REIT)	523
70	Travelers Cos., Inc. (The)	6,352
6	Validus Holdings Ltd.	240
91	Ventas, Inc. (REIT)	5,172
25	Vornado Realty Trust (REIT)	2,198
59	Waddell & Reed Financial, Inc., Class A	3,760
400	Weyerhaeuser Co. (REIT)	12,052
		345,666
	Health Care — 5.1%

1,088	AbbVie, Inc.	52,714
92	Actavis PLC*	15,002
69	Aetna, Inc.	4,756
28	Agilent Technologies, Inc.	1,500
134	Alexion Pharmaceuticals, Inc.*	16,683
87	Alkermes PLC*	3,513
204	Allergan, Inc.	19,798
159	AmerisourceBergen Corp.	11,214
515	Amgen, Inc.	58,751
127	Ariad Pharmaceuticals, Inc.*	616
372	Baxter International, Inc.	25,463
133	Becton, Dickinson and Co.	14,442
163	Biogen Idec, Inc.*	47,428
96	BioMarin Pharmaceutical, Inc.*	6,757
972	Bristol-Myers Squibb Co.	49,941
68	Brookdale Senior Living, Inc.*	1,983
75	Bruker Corp.*	1,451
55	C.R. Bard, Inc.	7,638
141	Catamaran Corp.*	6,434
287	Celgene Corp.*	46,428
204	Cerner Corp.*	11,724
15	Charles River Laboratories International, Inc.*	783
11	Cigna Corp.	962
5	Community Health Systems, Inc.	206
25	Cooper Cos., Inc. (The)	3,294
38	Covance, Inc.*	3,206
45	Cubist Pharmaceuticals, Inc.*	3,083
127	DaVita HealthCare Partners, Inc.*	7,563
27	DENTSPLY International, Inc.	1,284
78	Edwards Lifesciences Corp.*	5,111
149	Eli Lilly & Co.	7,483
77	Endo Health Solutions, Inc.*	5,174
21	Envision Healthcare Holdings, Inc.*	622
491	Express Scripts Holding Co.*	33,069
1,048	Gilead Sciences, Inc.*	78,401
13	HCA Holdings, Inc.	603
178	Health Management Associates, Inc., Class A*	2,330
60	Henry Schein, Inc.*	6,840
54	Hologic, Inc.*	1,209
37	IDEXX Laboratories, Inc.*	3,854
85	Illumina, Inc.*	8,330
71	Incyte Corp.*	3,309
26	Intuitive Surgical, Inc.*	9,799
36	Jazz Pharmaceuticals PLC*	4,209
249	Johnson & Johnson	23,570
64	Laboratory Corp. of America Holdings*	6,518
77	Life Technologies Corp.*	5,829
156	McKesson Corp.	25,879
52	Medivation, Inc.*	3,277
22	MEDNAX, Inc.*	2,438
21	Mettler-Toledo International, Inc.*	5,178
262	Mylan, Inc.*	11,562
55	Myriad Genetics, Inc.*	1,636
54	Patterson Cos., Inc.	2,240
65	Perrigo Co.	10,133
40	Pharmacyclics, Inc.*	4,981
7	Quest Diagnostics, Inc.	427
8	Quintiles Transnational Holdings, Inc.*	346
55	Regeneron Pharmaceuticals, Inc.*	16,162
98	ResMed, Inc.	4,783
42	Salix Pharmaceuticals Ltd.*	3,562
69	Seattle Genetics, Inc.*	2,835
38	Sirona Dental Systems, Inc.*	2,614
124	St. Jude Medical, Inc.	7,244
133	Stryker Corp.	9,898
12	Techne Corp.	1,027
71	Tenet Healthcare Corp.*	3,064
54	Theravance, Inc.*	2,039
32	United Therapeutics Corp.*	2,954
42	Universal Health Services, Inc., Class B	3,462

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
75	Varian Medical Systems, Inc.*	$5,854
160	Vertex Pharmaceuticals, Inc.*	11,107
59	Waters Corp.*	5,872
6	Zimmer Holdings, Inc.	548
344	Zoetis, Inc.	10,716
		792,715
	Industrials — 5.1%

401	3M Co.	53,538
23	A. O. Smith Corp.	1,245
7	AECOM Technology Corp.*	203
45	Alaska Air Group, Inc.	3,498
3	AMERCO*	695
167	AMETEK, Inc.	8,220
17	Armstrong World Industries, Inc.*	904
74	Avis Budget Group, Inc.*	2,728
63	B/E Aerospace, Inc.*	5,481
53	Babcock & Wilcox Co. (The)	1,721
521	Boeing Co. (The)	69,944
110	C.H. Robinson Worldwide, Inc.	6,449
2	Carlisle Cos., Inc.	147
82	Caterpillar, Inc.	6,937
69	Chicago Bridge & Iron Co. N.V.	5,291
20	Cintas Corp.	1,110
42	Clean Harbors, Inc.*	2,216
59	Colfax Corp.*	3,427
14	Con-way, Inc.	579
23	Copa Holdings S.A., Class A	3,483
77	Copart, Inc.*	2,651
31	Crane Co.	1,932
350	CSX Corp.	9,545
107	Cummins, Inc.	14,163
83	Danaher Corp.	6,208
267	Deere & Co.	22,492
270	Delta Air Lines, Inc.	7,825
93	Donaldson Co., Inc.	3,881
87	Dover Corp.	7,894
25	Dun & Bradstreet Corp. (The)	2,921
369	Emerson Electric Co.	24,719
83	Equifax, Inc.	5,588
142	Expeditors International of Washington, Inc.	6,169
204	Fastenal Co.	9,492
98	Flowserve Corp.	6,995
67	Fluor Corp.	5,213
100	Fortune Brands Home & Security, Inc.	4,360
13	Genesee & Wyoming, Inc., Class A*	1,251
42	Graco, Inc.	3,244
4	Harsco Corp.	105
27	HD Supply Holdings, Inc.*	569
238	Hertz Global Holdings, Inc.*	5,774
69	Hexcel Corp.*	3,031
541	Honeywell International, Inc.	47,884
30	Hubbell, Inc., Class B	3,237
34	Huntington Ingalls Industries, Inc.	2,796
53	IDEX Corp.	3,781
45	IHS, Inc., Class A*	5,149
97	Illinois Tool Works, Inc.	7,719
146	Ingersoll-Rand PLC	10,427
105	Iron Mountain, Inc.	2,953
62	ITT Corp.	2,531
63	J.B. Hunt Transport Services, Inc.	4,737
76	Kansas City Southern	9,198
20	KAR Auction Services, Inc.	552
23	Kirby Corp.*	2,172
32	Landstar System, Inc.	1,796
35	Lennox International, Inc.	2,884
57	Lincoln Electric Holdings, Inc.	4,074
178	Lockheed Martin Corp.	25,217
92	Manitowoc Co., Inc. (The)	1,894
245	Masco Corp.	5,493
24	MRC Global, Inc.*	734
32	MSC Industrial Direct Co., Inc., Class A	2,459
5	Navistar International Corp.*	201
22	Nielsen Holdings N.V.	950
44	Nordson Corp.	3,173
39	Norfolk Southern Corp.	3,420
49	Old Dominion Freight Line, Inc.*	2,525
31	PACCAR, Inc.	1,777
76	Pall Corp.	6,361
60	Pitney Bowes, Inc.	1,390
101	Precision Castparts Corp.	26,103
30	Quanta Services, Inc.*	888
68	R.R. Donnelley & Sons Co.	1,258
96	Robert Half International, Inc.	3,709
96	Rockwell Automation, Inc.	10,904
83	Rockwell Collins, Inc.	6,037
44	Rollins, Inc.	1,238
68	Roper Industries, Inc.	8,820
5	Snap-on, Inc.	531
16	SolarCity Corp.*	837
55	Southwest Airlines Co.	1,022
11	Spirit Aerosystems Holdings, Inc., Class A*	359
10	Stanley Black & Decker, Inc.	814
59	Stericycle, Inc.*	6,931
40	Toro Co. (The)	2,468
36	TransDigm Group, Inc.	5,635
7	Triumph Group, Inc.	518
321	Union Pacific Corp.	52,015
245	United Continental Holdings, Inc.*	9,616
498	United Parcel Service, Inc., Class B	50,985
65	United Rentals, Inc.*	4,467
592	United Technologies Corp.	65,629
18	Valmont Industries, Inc.	2,605
104	Verisk Analytics, Inc., Class A*	6,771
41	W.W. Grainger, Inc.	10,575
40	WABCO Holdings, Inc.*	3,544
66	Wabtec Corp.	4,554
80	Waste Connections, Inc.	3,515
26	Waste Management, Inc.	1,188
8	Xylem, Inc.	277
		795,135
	Information Technology — 11.0%

69	3D Systems Corp.*	5,186
442	Accenture PLC, Class A	34,242
135	Adobe Systems, Inc.*	7,665
416	Advanced Micro Devices, Inc.*	1,514
122	Akamai Technologies, Inc.*	5,456
34	Alliance Data Systems Corp.*	8,237
76	Altera Corp.	2,451
110	Amphenol Corp., Class A	9,350
91	Analog Devices, Inc.	4,388
64	ANSYS, Inc.*	5,483
488	Apple, Inc.	271,361
546	Applied Materials, Inc.	9,446
295	Atmel Corp.*	2,257
122	Autodesk, Inc.*	5,520
333	Automatic Data Processing, Inc.	26,647

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
155	Avago Technologies Ltd.	$6,933
20	Booz Allen Hamilton Holding Corp.	350
171	Broadcom Corp., Class A	4,564
83	Broadridge Financial Solutions, Inc.	3,166
194	Cadence Design Systems, Inc.*	2,570
7	CDW Corp.	156
129	Citrix Systems, Inc.*	7,652
207	Cognizant Technology Solutions Corp., Class A*	19,435
32	Concur Technologies, Inc.*	3,107
81	Cree, Inc.*	4,520
12	Dolby Laboratories, Inc., Class A	431
19	DST Systems, Inc.	1,678
892	eBay, Inc.*	45,064
160	Electronic Arts, Inc.*	3,549
722	EMC Corp.	17,220
34	Equinix, Inc.*	5,464
54	F5 Networks, Inc.*	4,442
1,171	Facebook, Inc., Class A*	55,049
30	FactSet Research Systems, Inc.	3,390
20	Fidelity National Information Services, Inc.	1,014
91	Fiserv, Inc.*	10,000
47	FleetCor Technologies, Inc.*	5,724
68	FLIR Systems, Inc.	2,018
93	Fortinet, Inc.*	1,590
17	Freescale Semiconductor Ltd.*	248
64	Gartner, Inc.*	4,138
115	Genpact Ltd.*	2,058
52	Global Payments, Inc.	3,279
185	Google, Inc., Class A*	196,024
13	Harris Corp.	839
51	IAC/InterActiveCorp	2,918
74	Informatica Corp.*	2,872
222	Intel Corp.	5,292
715	International Business Machines Corp.	128,471
204	Intuit, Inc.	15,143
22	IPG Photonics Corp.	1,595
59	Jack Henry & Associates, Inc.	3,349
122	JDS Uniphase Corp.*	1,481
64	Juniper Networks, Inc.*	1,297
26	Lam Research Corp.*	1,355
50	Lender Processing Services, Inc.	1,755
160	Linear Technology Corp.	6,808
67	LinkedIn Corp., Class A*	15,010
44	LSI Corp.	355
80	MasterCard, Inc., Class A	60,865
200	Maxim Integrated Products, Inc.	5,696
135	Microchip Technology, Inc.	5,844
8	MICROS Systems, Inc.*	430
5,738	Microsoft Corp.	218,790
157	Motorola Solutions, Inc.	10,343
66	National Instruments Corp.	2,063
113	NCR Corp.*	3,949
234	NetApp, Inc.	9,653
24	NetSuite, Inc.*	2,306
45	NeuStar, Inc., Class A*	2,194
294	ON Semiconductor Corp.*	2,084
2,440	Oracle Corp.	86,108
23	Palo Alto Networks, Inc.*	1,149
97	Pandora Media, Inc.*	2,755
201	Paychex, Inc.	8,790
1,187	QUALCOMM, Inc.	87,339
78	Rackspace Hosting, Inc.*	2,980
130	Red Hat, Inc.*	6,091
106	Riverbed Technology, Inc.*	1,834
8	Rovi Corp.*	147
405	Salesforce.com, Inc.*	21,096
70	SanDisk Corp.	4,771
54	ServiceNow, Inc.*	2,868
25	Silicon Laboratories, Inc.*	976
109	Skyworks Solutions, Inc.*	2,898
45	SolarWinds, Inc.*	1,505
47	Solera Holdings, Inc.	3,137
71	Splunk, Inc.*	5,123
12	Stratasys Ltd.*	1,413
348	Symantec Corp.	7,827
6	Tableau Software, Inc., Class A*	393
112	Teradata Corp.*	5,112
762	Texas Instruments, Inc.	32,766
113	TIBCO Software, Inc.*	2,731
87	Total System Services, Inc.	2,701
176	Trimble Navigation Ltd.*	5,614
60	Vantiv, Inc., Class A*	1,818
98	VeriSign, Inc.*	5,572
359	Visa, Inc., Class A	73,042
59	VMware, Inc., Class A*	4,757
383	Western Union Co. (The)	6,385
25	Workday, Inc., Class A*	2,059
181	Xilinx, Inc.	8,042
3	Zebra Technologies Corp., Class A*	156
		1,726,748
	Materials — 1.8%

45	Airgas, Inc.	4,888
21	Albemarle Corp.	1,443
32	Aptargroup, Inc.	2,077
22	Avery Dennison Corp.	1,076
102	Ball Corp.	5,098
31	Bemis Co., Inc.	1,210
110	Celanese Corp.	6,174
23	Compass Minerals International, Inc.	1,646
84	Crown Holdings, Inc.*	3,708
109	Dow Chemical Co. (The)	4,258
632	E.I. du Pont de Nemours & Co.	38,792
34	Eagle Materials, Inc.	2,652
106	Eastman Chemical Co.	8,165
180	Ecolab, Inc.	19,291
94	FMC Corp.	6,849
4	Greif, Inc., Class A	220
56	International Flavors & Fragrances, Inc.	4,948
263	International Paper Co.	12,269
279	LyondellBasell Industries N.V., Class A	21,533
32	Martin Marietta Materials, Inc.	3,090
367	Monsanto Co.	41,592
7	NewMarket Corp.	2,268
66	Owens-Illinois, Inc.*	2,178
67	Packaging Corp. of America	4,104
89	PPG Industries, Inc.	16,381
203	Praxair, Inc.	25,631
36	Rock-Tenn Co., Class A	3,399
39	Rockwood Holdings, Inc.	2,670
11	Royal Gold, Inc.	496
85	RPM International, Inc.	3,366
30	Scotts Miracle-Gro Co. (The), Class A	1,757
135	Sealed Air Corp.	4,335
61	Sherwin-Williams Co. (The)	11,165
78	Sigma-Aldrich Corp.	6,727

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
30	Silgan Holdings, Inc.	$1,402
108	Southern Copper Corp.	2,711
7	Tahoe Resources, Inc.*	124
61	Valspar Corp. (The)	4,307
12	Westlake Chemical Corp.	1,351
45	WR Grace & Co.*	4,321
		289,672
	Telecommunication Services — 0.8%

230	Crown Castle International Corp.*	17,073
1	Intelsat S.A.*	22
37	Level 3 Communications, Inc.*	1,125
88	SBA Communications Corp., Class A*	7,495
106	Sprint Corp.*	889
103	tw telecom, inc.*	2,917
1,966	Verizon Communications, Inc.	97,553
385	Windstream Holdings, Inc.	3,107
		130,181
	Utilities — 0.1%

106	Aqua America, Inc.	2,552
31	Calpine Corp.*	586
36	ITC Holdings Corp.	3,257
133	ONEOK, Inc.	7,723
16	Questar Corp.	361
		14,479
	Total Common Stocks (Cost $5,106,039)	6,477,456

Principal Amount
	U.S. Government & Agency Security (a) — 19.6%
	Federal Home Loan Bank
$3,077,938	0.00%, due 12/02/13	3,077,938
	Total U.S. Government & Agency Security (Cost $3,077,938)	3,077,938

	Repurchase Agreements (a)(b) — 36.0%
5,638,902	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $5,638,932	5,638,902
	Total Repurchase Agreements (Cost $5,638,902)	5,638,902

	Total Investment Securities (Cost $13,822,879) — 96.9%	15,194,296
	Other assets less liabilities — 3.1%	481,423
	Net Assets — 100.0%	$15,675,719

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $1,227,733.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,275,933
Aggregate gross unrealized depreciation	(34,096)
Net unrealized appreciation	$1,241,837
Federal income tax cost of investments	$13,952,459

See accompanying notes to the financial statements.

Swap Agreements‡

Ultra Russell1000 Growth had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 1000® Growth Index	11/06/15	$372,950	$7,821

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Growth Index	12/06/13	8,485,618	171,079

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell 1000® Growth Index	11/06/15	6,351,124	124,827

Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Growth Index	11/06/15	6,386,183	132,391

Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Growth Index	12/06/13	2,411,725	49,883

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 1000 Growth Index Fund	12/06/13	106,692	2,217

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell 1000 Growth Index Fund	11/06/15	759,532	17,719

			$505,937

‡  Total return based on the underlying index less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.32%.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2013 (Unaudited)

Ultra Russell MidCap Growth

Shares		Value
	Common Stocks (a) — 52.6%
	Consumer Discretionary — 13.3%

27	Aaron’s, Inc.	$773
22	Abercrombie & Fitch Co., Class A	754
175	Advance Auto Parts, Inc.	17,677
11	Allison Transmission Holdings, Inc.	299
144	AMC Networks, Inc., Class A*	9,243
298	American Eagle Outfitters, Inc.	4,848
44	Ascena Retail Group, Inc.*	937
122	AutoNation, Inc.*	5,983
85	AutoZone, Inc.*	39,236
93	Bally Technologies, Inc.*	6,935
524	Bed Bath & Beyond, Inc.*	40,888
175	Best Buy Co., Inc.	7,096
37	Big Lots, Inc.*	1,418
277	BorgWarner, Inc.	29,686
159	Brinker International, Inc.	7,478
241	Burger King Worldwide, Inc.	5,107
114	Cabela’s, Inc.*	6,983
467	Cablevision Systems Corp., Class A	7,832
539	CarMax, Inc.*	27,139
142	Carter’s, Inc.	10,035
159	Charter Communications, Inc., Class A*	21,481
364	Chico’s FAS, Inc.	6,803
74	Chipotle Mexican Grill, Inc.*	38,766
3	Choice Hotels International, Inc.	140
277	Cinemark Holdings, Inc.	9,138
102	Clear Channel Outdoor Holdings, Inc., Class A	903
674	Coach, Inc.	39,025
203	Darden Restaurants, Inc.	10,826
36	Deckers Outdoor Corp.*	2,975
750	Delphi Automotive PLC	43,913
237	Dick’s Sporting Goods, Inc.	13,395
44	Dillard’s, Inc., Class A	4,026
587	Discovery Communications, Inc., Class A*	51,228
500	DISH Network Corp., Class A	27,080
785	Dollar General Corp.*	44,698
537	Dollar Tree, Inc.*	29,884
135	Domino’s Pizza, Inc.	9,333
156	DSW, Inc., Class A	6,994
256	Dunkin’ Brands Group, Inc.	12,539
256	Expedia, Inc.	16,305
231	Family Dollar Stores, Inc.	16,117
42	Foot Locker, Inc.	1,633
123	Fossil Group, Inc.*	15,654
670	Gap, Inc. (The)	27,450
198	Gentex Corp.	5,902
351	Genuine Parts Co.	29,077
236	GNC Holdings, Inc., Class A	14,203
589	Goodyear Tire & Rubber Co. (The)	13,111
1,007	Groupon, Inc.*	9,113
653	H&R Block, Inc.	18,212
236	Hanesbrands, Inc.	16,544
538	Harley-Davidson, Inc.	36,057
234	Hasbro, Inc.	12,594
135	HomeAway, Inc.*	4,928
625	International Game Technology	10,931
468	Interpublic Group of Cos., Inc. (The)	8,143
305	Jarden Corp.*	17,153
576	L Brands, Inc.	37,434
189	Lamar Advertising Co., Class A*	9,435
22	Lear Corp.	1,824
103	Liberty Interactive Corp., Class A*	2,892
88	Liberty Ventures*	10,696
194	Lions Gate Entertainment Corp.*	6,138
716	LKQ Corp.*	23,735
713	Macy’s, Inc.	37,974
147	Madison Square Garden Co. (The), Class A*	8,285
493	Marriott International, Inc., Class A	23,181
829	Mattel, Inc.	38,358
483	Michael Kors Holdings Ltd.*	39,389
50	Morningstar, Inc.	4,171
121	Netflix, Inc.*	44,262
401	Newell Rubbermaid, Inc.	12,170
348	Nordstrom, Inc.	21,649
61	Norwegian Cruise Line Holdings Ltd.*	2,080
9	NVR, Inc.*	8,730
620	Omnicom Group, Inc.	44,299
265	O’Reilly Automotive, Inc.*	33,114
67	Panera Bread Co., Class A*	11,852
248	PetSmart, Inc.	18,379
155	Polaris Industries, Inc.	20,688
930	PulteGroup, Inc.	17,447
172	PVH Corp.	23,034
144	Ralph Lauren Corp.	25,233
43	Regal Entertainment Group, Class A	838
527	Ross Stores, Inc.	40,294
407	Sally Beauty Holdings, Inc.*	11,453
263	Scripps Networks Interactive, Inc., Class A	19,617
73	SeaWorld Entertainment, Inc.	2,177
397	Service Corp. International	7,174
17	Signet Jewelers Ltd.	1,306
158	Six Flags Entertainment Corp.	5,879
198	Starwood Hotels & Resorts Worldwide, Inc.	14,747
247	Starz, Class A*	6,985
67	Taylor Morrison Home Corp., Class A*	1,464
145	Tempur Sealy International, Inc.*	7,398
201	Tesla Motors, Inc.*	25,583
106	Thor Industries, Inc.	5,731
268	Tiffany & Co.	23,890
335	Tractor Supply Co.	24,525
269	TripAdvisor, Inc.*	23,758
127	Tupperware Brands Corp.	11,600
153	Ulta Salon Cosmetics & Fragrance, Inc.*	19,422
201	Under Armour, Inc., Class A*	16,221
258	Urban Outfitters, Inc.*	10,067
210	VF Corp.	49,262
119	Visteon Corp.*	9,358
35	Weight Watchers International, Inc.	1,134
13	Whirlpool Corp.	1,986
234	Williams-Sonoma, Inc.	13,834
326	Wyndham Worldwide Corp.	23,377
193	Wynn Resorts Ltd.	32,013
		1,814,163
	Consumer Staples — 4.3%

1,039	Avon Products, Inc.	18,525
363	Brown-Forman Corp., Class B	27,232
277	Campbell Soup Co.	10,728
332	Church & Dwight Co., Inc.	21,663
264	Clorox Co. (The)	24,597
657	Coca-Cola Enterprises, Inc.	27,555
925	ConAgra Foods, Inc.	30,516

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
347	Constellation Brands, Inc., Class A*	$24,432
91	Coty, Inc., Class A	1,494
490	Dr. Pepper Snapple Group, Inc.	23,647
410	Flowers Foods, Inc.	8,909
99	Fresh Market, Inc. (The)*	4,030
358	Green Mountain Coffee Roasters, Inc.*	24,122
205	Herbalife Ltd.	14,284
360	Hershey Co. (The)	34,880
295	Hillshire Brands Co. (The)	9,859
322	Hormel Foods Corp.	14,497
23	Ingredion, Inc.	1,591
34	J.M. Smucker Co. (The)	3,544
1,248	Kroger Co. (The)	52,104
906	Lorillard, Inc.	46,505
316	McCormick & Co., Inc. (Non-Voting)	21,804
486	Mead Johnson Nutrition Co.	41,072
322	Monster Beverage Corp.*	19,056
140	Nu Skin Enterprises, Inc., Class A	17,898
46	Pinnacle Foods, Inc.	1,269
45	Safeway, Inc.	1,574
34	Sprouts Farmers Market, Inc.*	1,287
332	WhiteWave Foods Co., Class A*	7,062
890	Whole Foods Market, Inc.	50,374
		586,110
	Energy — 3.1%

26	Atwood Oceanics, Inc.*	1,367
1,011	Cabot Oil & Gas Corp.	34,829
375	Cameron International Corp.*	20,771
579	Cheniere Energy, Inc.*	22,923
606	Cobalt International Energy, Inc.*	13,471
251	Concho Resources, Inc.*	26,087
102	Continental Resources, Inc.*	10,966
38	CVR Energy, Inc.	1,500
183	Dresser-Rand Group, Inc.*	10,329
97	Dril-Quip, Inc.*	10,530
330	EQT Corp.	28,086
569	FMC Technologies, Inc.*	27,369
37	Frank’s International NV	886
151	Gulfport Energy Corp.*	8,823
243	Kosmos Energy Ltd.*	2,530
91	Laredo Petroleum Holdings, Inc.*	2,456
109	Noble Energy, Inc.	7,656
225	Oasis Petroleum, Inc.*	10,379
260	Oceaneering International, Inc.	20,069
242	Pioneer Natural Resources Co.	43,016
43	QEP Resources, Inc.	1,377
391	Range Resources Corp.	30,361
121	RPC, Inc.	2,138
848	Seadrill Ltd.	36,218
159	SM Energy Co.	14,014
843	Southwestern Energy Co.*	32,590
23	Whiting Petroleum Corp.*	1,389
33	World Fuel Services Corp.	1,267
		423,397
	Financials — 4.5%

127	Affiliated Managers Group, Inc.*	25,432
27	Allied World Assurance Co. Holdings AG	3,042
25	American Financial Group, Inc./OH	1,442
23	American Homes 4 Rent, Class A (REIT)*	377
154	Ameriprise Financial, Inc.	16,671
572	Aon PLC	46,698
192	Apartment Investment & Management Co., Class A (REIT)	4,821
20	Arch Capital Group Ltd.*	1,177
304	Arthur J. Gallagher & Co.	14,148
13	Artisan Partners Asset Management, Inc., Class A	802
73	Axis Capital Holdings Ltd.	3,586
35	Boston Properties, Inc. (REIT)	3,482
130	Brown & Brown, Inc.	4,111
128	CBL & Associates Properties, Inc. (REIT)	2,312
209	CBOE Holdings, Inc.	10,927
669	CBRE Group, Inc., Class A*	16,217
175	Corrections Corp. of America (REIT)	5,836
242	Digital Realty Trust, Inc. (REIT)	11,432
288	Eaton Vance Corp.	12,041
35	Endurance Specialty Holdings Ltd.	1,992
145	Equity Lifestyle Properties, Inc. (REIT)	5,148
60	Erie Indemnity Co., Class A	4,379
21	Extra Space Storage, Inc. (REIT)	880
103	Federal Realty Investment Trust (REIT)	10,663
164	Federated Investors, Inc., Class B	4,476
30	Hanover Insurance Group, Inc. (The)	1,809
273	IntercontinentalExchange Group, Inc.*	58,228
307	Lazard Ltd., Class A	12,811
96	Leucadia National Corp.	2,751
107	LPL Financial Holdings, Inc.	4,587
310	McGraw Hill Financial, Inc.	23,095
467	Moody’s Corp.	34,852
121	MSCI, Inc.*	5,371
51	Nationstar Mortgage Holdings, Inc.*	2,021
249	Ocwen Financial Corp.*	14,108
293	Omega Healthcare Investors, Inc. (REIT)	9,578
391	Plum Creek Timber Co., Inc. (REIT)	17,102
1,163	Progressive Corp. (The)	32,483
302	Rayonier, Inc. (REIT)	13,321
257	Realogy Holdings Corp.*	12,179
92	Regency Centers Corp. (REIT)	4,309
327	SEI Investments Co.	10,981
33	Senior Housing Properties Trust (REIT)	747
11	Signature Bank/NY*	1,169
171	Spirit Realty Capital, Inc. (REIT)	1,698
11	St. Joe Co. (The)*	195
622	T. Rowe Price Group, Inc.	50,046
227	Tanger Factory Outlet Centers (REIT)	7,507
28	Taubman Centers, Inc. (REIT)	1,831
22	Validus Holdings Ltd.	881
317	Ventas, Inc. (REIT)	18,015
87	Vornado Realty Trust (REIT)	7,650
206	Waddell & Reed Financial, Inc., Class A	13,128
1,397	Weyerhaeuser Co. (REIT)	42,092
		616,637
	Health Care — 6.9%

320	Actavis PLC*	52,182
97	Agilent Technologies, Inc.	5,196
468	Alexion Pharmaceuticals, Inc.*	58,266
303	Alkermes PLC*	12,235

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
554	AmerisourceBergen Corp.	$39,074
443	Ariad Pharmaceuticals, Inc.*	2,149
333	BioMarin Pharmaceutical, Inc.*	23,437
238	Brookdale Senior Living, Inc.*	6,940
263	Bruker Corp.*	5,086
193	C.R. Bard, Inc.	26,804
494	Catamaran Corp.*	22,541
711	Cerner Corp.*	40,861
53	Charles River Laboratories International, Inc.*	2,765
40	Cigna Corp.	3,498
18	Community Health Systems, Inc.	742
86	Cooper Cos., Inc. (The)	11,330
134	Covance, Inc.*	11,307
156	Cubist Pharmaceuticals, Inc.*	10,688
442	DaVita HealthCare Partners, Inc.*	26,321
96	DENTSPLY International, Inc.	4,566
271	Edwards Lifesciences Corp.*	17,759
269	Endo Health Solutions, Inc.*	18,074
75	Envision Healthcare Holdings, Inc.*	2,221
47	HCA Holdings, Inc.	2,182
622	Health Management Associates, Inc., Class A*	8,142
209	Henry Schein, Inc.*	23,826
189	Hologic, Inc.*	4,232
130	IDEXX Laboratories, Inc.*	13,541
298	Illumina, Inc.*	29,204
247	Incyte Corp.*	11,510
124	Jazz Pharmaceuticals PLC*	14,498
223	Laboratory Corp. of America Holdings*	22,713
269	Life Technologies Corp.*	20,363
180	Medivation, Inc.*	11,342
78	MEDNAX, Inc.*	8,642
72	Mettler-Toledo International, Inc.*	17,753
914	Mylan, Inc.*	40,335
191	Myriad Genetics, Inc.*	5,682
188	Patterson Cos., Inc.	7,800
226	Perrigo Co.	35,231
140	Pharmacyclics, Inc.*	17,433
25	Quest Diagnostics, Inc.	1,523
29	Quintiles Transnational Holdings, Inc.*	1,253
342	ResMed, Inc.	16,693
147	Salix Pharmaceuticals Ltd.*	12,467
241	Seattle Genetics, Inc.*	9,903
132	Sirona Dental Systems, Inc.*	9,079
432	St. Jude Medical, Inc.	25,237
41	Techne Corp.	3,507
248	Tenet Healthcare Corp.*	10,701
189	Theravance, Inc.*	7,137
112	United Therapeutics Corp.*	10,339
146	Universal Health Services, Inc., Class B	12,035
260	Varian Medical Systems, Inc.*	20,293
559	Vertex Pharmaceuticals, Inc.*	38,806
206	Waters Corp.*	20,503
23	Zimmer Holdings, Inc.	2,102
1,199	Zoetis, Inc.	37,349
		937,398
	Industrials — 7.8%

79	A. O. Smith Corp.	4,278
24	AECOM Technology Corp.*	697
156	Alaska Air Group, Inc.	12,127
10	AMERCO*	2,317
584	AMETEK, Inc.	28,744
60	Armstrong World Industries, Inc.*	3,192
258	Avis Budget Group, Inc.*	9,510
222	B/E Aerospace, Inc.*	19,314
186	Babcock & Wilcox Co. (The)	6,039
385	C.H. Robinson Worldwide, Inc.	22,573
8	Carlisle Cos., Inc.	588
241	Chicago Bridge & Iron Co. N.V.	18,480
69	Cintas Corp.	3,829
145	Clean Harbors, Inc.*	7,652
205	Colfax Corp.*	11,906
49	Con-way, Inc.	2,028
80	Copa Holdings S.A., Class A	12,114
268	Copart, Inc.*	9,227
107	Crane Co.	6,667
941	Delta Air Lines, Inc.	27,270
325	Donaldson Co., Inc.	13,562
303	Dover Corp.	27,494
89	Dun & Bradstreet Corp. (The)	10,400
289	Equifax, Inc.	19,458
496	Expeditors International of Washington, Inc.	21,546
712	Fastenal Co.	33,129
343	Flowserve Corp.	24,483
234	Fluor Corp.	18,208
348	Fortune Brands Home & Security, Inc.	15,173
45	Genesee & Wyoming, Inc., Class A*	4,329
147	Graco, Inc.	11,353
13	Harsco Corp.	340
93	HD Supply Holdings, Inc.*	1,960
831	Hertz Global Holdings, Inc.*	20,160
241	Hexcel Corp.*	10,587
103	Hubbell, Inc., Class B	11,115
120	Huntington Ingalls Industries, Inc.	9,868
184	IDEX Corp.	13,125
158	IHS, Inc., Class A*	18,080
511	Ingersoll-Rand PLC	36,496
368	Iron Mountain, Inc.	10,348
216	ITT Corp.	8,817
219	J.B. Hunt Transport Services, Inc.	16,467
264	Kansas City Southern	31,949
68	KAR Auction Services, Inc.	1,876
80	Kirby Corp.*	7,556
112	Landstar System, Inc.	6,287
121	Lennox International, Inc.	9,970
199	Lincoln Electric Holdings, Inc.	14,225
320	Manitowoc Co., Inc. (The)	6,589
856	Masco Corp.	19,192
85	MRC Global, Inc.*	2,600
113	MSC Industrial Direct Co., Inc., Class A	8,684
18	Navistar International Corp.*	723
75	Nielsen Holdings N.V.	3,237
154	Nordson Corp.	11,106
170	Old Dominion Freight Line, Inc.*	8,760
109	PACCAR, Inc.	6,247
267	Pall Corp.	22,348
210	Pitney Bowes, Inc.	4,866
105	Quanta Services, Inc.*	3,109
236	R.R. Donnelley & Sons Co.	4,366
335	Robert Half International, Inc.	12,941
335	Rockwell Automation, Inc.	38,049
290	Rockwell Collins, Inc.	21,092
153	Rollins, Inc.	4,304
238	Roper Industries, Inc.	30,869

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
16	Snap-on, Inc.	$1,698
56	SolarCity Corp.*	2,928
191	Southwest Airlines Co.	3,551
37	Spirit Aerosystems Holdings, Inc., Class A*	1,208
34	Stanley Black & Decker, Inc.	2,767
207	Stericycle, Inc.*	24,318
139	Toro Co. (The)	8,578
126	TransDigm Group, Inc.	19,722
25	Triumph Group, Inc.	1,848
854	United Continental Holdings, Inc.*	33,520
226	United Rentals, Inc.*	15,533
64	Valmont Industries, Inc.	9,261
363	Verisk Analytics, Inc., Class A*	23,635
141	W.W. Grainger, Inc.	36,367
140	WABCO Holdings, Inc.*	12,404
231	Wabtec Corp.	15,939
280	Waste Connections, Inc.	12,303
27	Xylem, Inc.	933
		1,072,508
	Information Technology — 8.5%

241	3D Systems Corp.*	18,114
1,454	Advanced Micro Devices, Inc.*	5,293
426	Akamai Technologies, Inc.*	19,051
118	Alliance Data Systems Corp.*	28,587
265	Altera Corp.	8,546
383	Amphenol Corp., Class A	32,555
319	Analog Devices, Inc.	15,382
224	ANSYS, Inc.*	19,190
1,905	Applied Materials, Inc.	32,956
1,028	Atmel Corp.*	7,864
427	Autodesk, Inc.*	19,322
541	Avago Technologies Ltd.	24,199
69	Booz Allen Hamilton Holding Corp.	1,207
291	Broadridge Financial Solutions, Inc.	11,102
679	Cadence Design Systems, Inc.*	8,997
23	CDW Corp.	513
449	Citrix Systems, Inc.*	26,635
112	Concur Technologies, Inc.*	10,874
283	Cree, Inc.*	15,791
43	Dolby Laboratories, Inc., Class A	1,545
67	DST Systems, Inc.	5,916
558	Electronic Arts, Inc.*	12,376
118	Equinix, Inc.*	18,963
189	F5 Networks, Inc.*	15,547
106	FactSet Research Systems, Inc.	11,978
70	Fidelity National Information Services, Inc.	3,548
319	Fiserv, Inc.*	35,055
163	FleetCor Technologies, Inc.*	19,850
237	FLIR Systems, Inc.	7,032
325	Fortinet, Inc.*	5,557
61	Freescale Semiconductor Ltd.*	888
225	Gartner, Inc.*	14,546
403	Genpact Ltd.*	7,214
183	Global Payments, Inc.	11,538
46	Harris Corp.	2,967
179	IAC/InterActiveCorp	10,241
259	Informatica Corp.*	10,052
712	Intuit, Inc.	52,852
78	IPG Photonics Corp.	5,657
207	Jack Henry & Associates, Inc.	11,751
427	JDS Uniphase Corp.*	5,184
225	Juniper Networks, Inc.*	4,561
91	Lam Research Corp.*	4,742
176	Lender Processing Services, Inc.	6,179
560	Linear Technology Corp.	23,828
232	LinkedIn Corp., Class A*	51,975
153	LSI Corp.	1,235
698	Maxim Integrated Products, Inc.	19,879
473	Microchip Technology, Inc.	20,476
28	MICROS Systems, Inc.*	1,504
549	Motorola Solutions, Inc.	36,168
231	National Instruments Corp.	7,221
394	NCR Corp.*	13,770
816	NetApp, Inc.	33,660
84	NetSuite, Inc.*	8,071
158	NeuStar, Inc., Class A*	7,703
1,027	ON Semiconductor Corp.*	7,281
80	Palo Alto Networks, Inc.*	3,996
340	Pandora Media, Inc.*	9,656
702	Paychex, Inc.	30,698
271	Rackspace Hosting, Inc.*	10,355
455	Red Hat, Inc.*	21,317
370	Riverbed Technology, Inc.*	6,401
29	Rovi Corp.*	534
246	SanDisk Corp.	16,765
189	ServiceNow, Inc.*	10,038
88	Silicon Laboratories, Inc.*	3,436
381	Skyworks Solutions, Inc.*	10,131
157	SolarWinds, Inc.*	5,250
165	Solera Holdings, Inc.	11,014
246	Splunk, Inc.*	17,751
42	Stratasys Ltd.*	4,946
1,217	Symantec Corp.	27,370
23	Tableau Software, Inc., Class A*	1,507
392	Teradata Corp.*	17,891
394	TIBCO Software, Inc.*	9,523
304	Total System Services, Inc.	9,439
614	Trimble Navigation Ltd.*	19,587
210	Vantiv, Inc., Class A*	6,363
342	VeriSign, Inc.*	19,446
1,337	Western Union Co. (The)	22,288
89	Workday, Inc., Class A*	7,329
633	Xilinx, Inc.	28,124
11	Zebra Technologies Corp., Class A*	570
		1,156,413
	Materials — 3.0%

157	Airgas, Inc.	17,055
74	Albemarle Corp.	5,085
112	Aptargroup, Inc.	7,271
76	Avery Dennison Corp.	3,716
357	Ball Corp.	17,843
108	Bemis Co., Inc.	4,215
383	Celanese Corp.	21,498
80	Compass Minerals International, Inc.	5,724
294	Crown Holdings, Inc.*	12,977
119	Eagle Materials, Inc.	9,282
371	Eastman Chemical Co.	28,578
327	FMC Corp.	23,825
15	Greif, Inc., Class A	824
196	International Flavors & Fragrances, Inc.	17,317
918	International Paper Co.	42,825
111	Martin Marietta Materials, Inc.	10,718
23	NewMarket Corp.	7,451
232	Owens-Illinois, Inc.*	7,656
235	Packaging Corp. of America	14,396
124	Rock-Tenn Co., Class A	11,708
135	Rockwood Holdings, Inc.	9,242

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
39	Royal Gold, Inc.	$1,758
298	RPM International, Inc.	11,801
103	Scotts Miracle-Gro Co. (The), Class A	6,034
470	Sealed Air Corp.	15,092
212	Sherwin-Williams Co. (The)	38,802
273	Sigma-Aldrich Corp.	23,544
106	Silgan Holdings, Inc.	4,955
26	Tahoe Resources, Inc.*	462
214	Valspar Corp. (The)	15,111
42	Westlake Chemical Corp.	4,728
159	WR Grace & Co.*	15,269
		416,762
	Telecommunication Services — 0.8%

801	Crown Castle International Corp.*	59,458
3	Intelsat S.A.*	65
130	Level 3 Communications, Inc.*	3,955
306	SBA Communications Corp., Class A*	26,062
361	tw telecom, inc.*	10,223
1,344	Windstream Holdings, Inc.	10,846
		110,609
	Utilities — 0.4%

370	Aqua America, Inc.	8,906
109	Calpine Corp.*	2,061
126	ITC Holdings Corp.	11,400
465	ONEOK, Inc.	27,003
54	Questar Corp.	1,216
		50,586
	Total Common Stocks (Cost $5,854,552)	7,184,583

Principal Amount
	U.S. Government & Agency Security (a) — 14.2%
	Federal Home Loan Bank
$1,933,762	0.00%, due 12/02/13	1,933,762
	Total U.S. Government & Agency Security (Cost $1,933,762)	1,933,762

	Repurchase Agreements (a)(b) — 26.9%
3,670,936	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $3,670,956	3,670,936
	Total Repurchase Agreements (Cost $3,670,936)	3,670,936

	Total Investment Securities (Cost $11,459,250) — 93.7%	12,789,281
	Other assets less liabilities — 6.3%	860,251
	Net Assets — 100.0%	$13,649,532

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $758,569.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,412,356
Aggregate gross unrealized depreciation	(93,267)
Net unrealized appreciation	$1,319,089
Federal income tax cost of investments	$11,470,192

See accompanying notes to the financial statements.

Swap Agreements‡

Ultra Russell MidCap Growth had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell Midcap® Growth Index	11/06/15	$39,368	$727

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Growth Index	12/06/13	10,096,648	173,660

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell Midcap® Growth Index	11/06/15	441,074	(1,120)

Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Growth Index	03/06/14	5,123,945	633,577

Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Growth Index	12/06/13	2,322,896	42,775

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell Midcap Growth Index Fund	12/06/13	32,829	598

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell Midcap Growth Index Fund	11/06/15	2,057,954	39,456

			$889,673

‡  Total return based on the underlying index less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.33%.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2013 (Unaudited)

Ultra Russell2000 Value

Shares		Value
	Common Stocks (a) — 54.4%
	Consumer Discretionary — 5.8%

50	1-800-Flowers.com, Inc., Class A*	$255
163	A.H. Belo Corp., Class A	1,262
500	American Apparel, Inc.*	595
178	American Axle & Manufacturing Holdings, Inc.*	3,560
16	America’s Car-Mart, Inc.*	672
32	Asbury Automotive Group, Inc.*	1,661
106	Ascent Capital Group, Inc., Class A*	9,114
326	Barnes & Noble, Inc.*	5,470
94	Bassett Furniture Industries, Inc.	1,482
35	Beasley Broadcasting Group, Inc., Class A	322
95	Beazer Homes USA, Inc.*	1,977
300	bebe stores, inc.	1,767
601	Belo Corp., Class A	8,252
13	Biglari Holdings, Inc.*	6,306
196	Black Diamond, Inc.*	2,617
214	Bob Evans Farms, Inc.	11,896
143	Body Central Corp.*	561
8	Bon-Ton Stores, Inc. (The)	142
12	Bravo Brio Restaurant Group, Inc.*	192
158	Bridgepoint Education, Inc.*	2,923
142	Brown Shoe Co., Inc.	3,654
42	Brunswick Corp.	1,919
39	Caesars Entertainment Corp.*	797
614	Callaway Golf Co.	4,973
476	Career Education Corp.*	2,404
143	Carmike Cinemas, Inc.*	3,423
204	Carrols Restaurant Group, Inc.*	1,367
190	Cato Corp. (The), Class A	6,468
6	Cavco Industries, Inc.*	405
661	Central European Media Enterprises Ltd., Class A*	1,652
131	Children’s Place Retail Stores, Inc. (The)*	7,205
126	Citi Trends, Inc.*	2,080
111	Columbia Sportswear Co.	7,702
482	Cooper Tire & Rubber Co.	11,857
86	Core-Mark Holding Co., Inc.	6,349
684	Corinthian Colleges, Inc.*	1,149
103	Crocs, Inc.*	1,421
236	Crown Media Holdings, Inc., Class A*	791
73	CSS Industries, Inc.	2,273
9	Culp, Inc.	182
167	Cumulus Media, Inc., Class A*	1,166
8	Daily Journal Corp.*	1,168
1,162	Dana Holding Corp.	23,565
52	Del Frisco’s Restaurant Group, Inc.*	1,101
180	Denny’s Corp.*	1,296
12	Destination Maternity Corp.	366
363	Destination XL Group, Inc.*	2,552
148	Dex Media, Inc.*	1,074
81	Diamond Resorts International, Inc.*	1,447
209	Digital Generation, Inc.*	2,468
68	DineEquity, Inc.	5,721
270	E.W. Scripps Co. (The), Class A*	5,473
6	Einstein Noah Restaurant Group, Inc.	96
206	Entercom Communications Corp., Class A*	2,157
30	Ethan Allen Interiors, Inc.	927
170	Federal-Mogul Corp.*	3,488
1,035	Fifth & Pacific Cos., Inc.*	33,803
280	Finish Line, Inc. (The), Class A	7,395
42	Flexsteel Industries, Inc.	1,162
43	Fox Factory Holding Corp.*	790
317	Fred’s, Inc., Class A	5,503
160	FTD Cos., Inc.*	5,277
121	Fuel Systems Solutions, Inc.*	1,653
35	G-III Apparel Group Ltd.*	2,109
58	Genesco, Inc.*	4,345
143	Global Sources Ltd.*	1,103
58	Gordmans Stores, Inc.	606
405	Gray Television, Inc.*	4,961
188	Group 1 Automotive, Inc.	12,869
371	Harte-Hanks, Inc.	2,953
130	Haverty Furniture Cos., Inc.	3,705
275	Helen of Troy Ltd.*	13,395
111	hhgregg, Inc.*	1,654
93	Hooker Furniture Corp.	1,588
288	Hovnanian Enterprises, Inc., Class A*	1,477
262	Iconix Brand Group, Inc.*	10,396
240	International Speedway Corp., Class A	8,239
183	Isle of Capri Casinos, Inc.*	1,488
78	Jack in the Box, Inc.*	3,693
166	JAKKS Pacific, Inc.	1,072
43	Johnson Outdoors, Inc., Class A	1,232
691	Jones Group, Inc. (The)	9,702
206	JoS. A. Bank Clothiers, Inc.*	11,705
381	Journal Communications, Inc., Class A*	3,680
4	JTH Holding, Inc., Class A*	97
35	Kirkland’s, Inc.*	897
334	La-Z-Boy, Inc.	9,773
550	LeapFrog Enterprises, Inc.*	4,735
176	Life Time Fitness, Inc.*	8,538
88	Lifetime Brands, Inc.	1,287
144	Lincoln Educational Services Corp.	770
1,215	Live Nation Entertainment, Inc.*	22,320
172	Luby’s, Inc.*	1,545
150	M/I Homes, Inc.*	3,295
92	Mac-Gray Corp.	1,960
160	Marcus Corp. (The)	2,334
202	MarineMax, Inc.*	3,175
252	Marriott Vacations Worldwide Corp.*	13,164
251	Martha Stewart Living Omnimedia, Inc., Class A*	926
133	Matthews International Corp., Class A	5,610
105	McClatchy Co. (The), Class A*	330
269	MDC Holdings, Inc.	8,129
216	MDC Partners, Inc., Class A	4,916
169	Media General, Inc.*	3,059
434	Men’s Wearhouse, Inc. (The)	22,186
308	Meredith Corp.	16,429
55	Meritage Homes Corp.*	2,397
407	Modine Manufacturing Co.*	5,405
34	Monarch Casino & Resort, Inc.*	603
135	Morgans Hotel Group Co.*	1,087
144	Movado Group, Inc.	6,555
43	NACCO Industries, Inc., Class A	2,784
345	National CineMedia, Inc.	6,434
101	New York & Co., Inc.*	518
1,113	New York Times Co. (The), Class A	15,537
12	Noodles & Co.*	488
3,613	Office Depot, Inc.*	19,656
827	Orient-Express Hotels Ltd., Class A*	12,182

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
47	Pacific Sunwear of California, Inc.*	$137
283	Penske Automotive Group, Inc.	12,571
459	Pep Boys-Manny Moe & Jack (The)*	6,288
106	Perry Ellis International, Inc.	1,646
37	Pinnacle Entertainment, Inc.*	930
308	Quiksilver, Inc.*	2,741
80	R.G. Barry Corp.	1,536
860	RadioShack Corp.*	2,503
150	Reading International, Inc., Class A*	1,094
15	Red Robin Gourmet Burgers, Inc.*	1,196
410	Regis Corp.	6,556
121	Remy International, Inc.	2,811
461	Rent-A-Center, Inc.	15,702
5	Rentrak Corp.*	200
21	RetailMeNot, Inc.*	602
526	Ruby Tuesday, Inc.*	3,708
30	Saga Communications, Inc., Class A	1,548
90	Salem Communications Corp., Class A	809
228	Scholastic Corp.	6,963
104	Scientific Games Corp., Class A*	1,867
26	Sears Hometown and Outlet Stores, Inc.*	831
29	Select Comfort Corp.*	612
53	Shiloh Industries, Inc.	1,229
130	Shoe Carnival, Inc.	3,761
334	Skechers U.S.A., Inc., Class A*	11,229
156	Skullcandy, Inc.*	947
250	Sonic Automotive, Inc., Class A	5,930
99	Sonic Corp.*	1,959
294	Spartan Motors, Inc.	2,032
100	Speedway Motorsports, Inc.	2,013
282	Stage Stores, Inc.	5,925
48	Standard Motor Products, Inc.	1,667
1,279	Standard Pacific Corp.*	10,462
112	Stein Mart, Inc.	1,651
87	Steiner Leisure Ltd.*	5,147
59	Stewart Enterprises, Inc., Class A	782
24	Stock Building Supply Holdings, Inc.*	439
39	Stoneridge, Inc.*	503
201	Superior Industries International, Inc.	3,968
94	Systemax, Inc.	1,078
6	Tilly’s, Inc., Class A*	72
207	Town Sports International Holdings, Inc.	2,846
91	Trans World Entertainment Corp.	396
121	TRI Pointe Homes, Inc.*	2,402
370	Tuesday Morning Corp.*	5,125
48	UCP, Inc., Class A*	719
129	Unifi, Inc.*	3,578
117	Universal Electronics, Inc.*	4,447
183	Universal Technical Institute, Inc.	2,663
335	Valassis Communications, Inc.	9,836
44	ValueVision Media, Inc., Class A*	253
161	VOXX International Corp.*	2,872
26	WCI Communities, Inc.*	506
147	West Marine, Inc.*	1,990
53	Weyco Group, Inc.	1,556
222	World Wrestling Entertainment, Inc., Class A	3,399
265	Zagg, Inc.*	1,124
280	Zale Corp.*	4,130
		731,325
	Consumer Staples — 1.5%

3	Alico, Inc.	117
756	Alliance One International, Inc.*	2,336
161	Andersons, Inc. (The)	13,696
27	Boulder Brands, Inc.*	413
19	Cal-Maine Foods, Inc.	1,044
316	Central Garden and Pet Co., Class A*	2,471
401	Chiquita Brands International, Inc.*	4,239
57	Craft Brew Alliance, Inc.*	1,012
747	Darling International, Inc.*	15,485
192	Diamond Foods, Inc.*	4,750
34	Elizabeth Arden, Inc.*	1,344
79	Fairway Group Holdings Corp.*	1,500
327	Fresh Del Monte Produce, Inc.	9,159
23	Griffin Land & Nurseries, Inc.	759
285	Harbinger Group, Inc.*	3,420
378	Harris Teeter Supermarkets, Inc.	18,666
102	Ingles Markets, Inc., Class A	2,680
43	Inter Parfums, Inc.	1,565
71	John B. Sanfilippo & Son, Inc.	1,810
94	Nature’s Sunshine Products, Inc.	1,804
74	Nutraceutical International Corp.	1,895
31	Oil-Dri Corp. of America	1,247
158	Omega Protein Corp.*	2,141
7	Orchids Paper Products Co.	229
190	Pantry, Inc. (The)*	2,734
282	Post Holdings, Inc.*	14,283
66	Revlon, Inc., Class A*	1,742
2,477	Rite Aid Corp.*	14,664
217	Roundy’s, Inc.	1,890
2	Seaboard Corp.	5,650
70	Seneca Foods Corp., Class A*	2,193
348	Snyder’s-Lance, Inc.	10,026
316	Spartan Stores, Inc.	7,336
452	SUPERVALU, Inc.*	2,915
14	Synutra International, Inc.*	126
11	Tootsie Roll Industries, Inc.	353
109	TreeHouse Foods, Inc.*	7,646
201	Universal Corp.	10,484
143	Vector Group Ltd.	2,342
19	Village Super Market, Inc., Class A	736
95	Weis Markets, Inc.	4,848
		183,750
	Energy — 4.1%

17	Adams Resources & Energy, Inc.	973
201	Alon USA Energy, Inc.	2,774
1,906	Alpha Natural Resources, Inc.*	12,732
66	Apco Oil and Gas International, Inc.*	1,038
133	Approach Resources, Inc.*	2,818
1,832	Arch Coal, Inc.	7,475
96	Athlon Energy, Inc.*	3,132
258	Basic Energy Services, Inc.*	3,661
309	Berry Petroleum Co., Class A	15,549
299	Bill Barrett Corp.*	8,040
74	Bolt Technology Corp.	1,494
1,017	BPZ Resources, Inc.*	2,136
312	Bristow Group, Inc.	25,022
389	C&J Energy Services, Inc.*	9,219
845	Cal Dive International, Inc.*	1,563
344	Callon Petroleum Co.*	2,288
97	CARBO Ceramics, Inc.	11,934
50	Carrizo Oil & Gas, Inc.*	2,022
51	Clayton Williams Energy, Inc.*	3,692
525	Cloud Peak Energy, Inc.*	8,683

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
417	Comstock Resources, Inc.	$7,060
107	Contango Oil & Gas Co.	5,041
35	Crosstex Energy, Inc.	1,137
70	Dawson Geophysical Co.*	2,262
111	Delek U.S. Holdings, Inc.	3,359
489	Emerald Oil, Inc.*	3,550
406	Endeavour International Corp.*	1,965
685	Energy XXI Bermuda Ltd.	18,605
174	EPL Oil & Gas, Inc.*	4,985
307	Equal Energy Ltd.	1,550
174	Era Group, Inc.*	5,678
570	EXCO Resources, Inc.	3,015
497	Exterran Holdings, Inc.*	16,162
896	Forest Oil Corp.*	3,960
170	Forum Energy Technologies, Inc.*	4,592
445	Frontline Ltd.*	1,335
220	GasLog Ltd.	3,505
180	Global Geophysical Services, Inc.*	274
218	Green Plains Renewable Energy, Inc.	3,767
125	Gulf Island Fabrication, Inc.	3,307
230	GulfMark Offshore, Inc., Class A	11,353
1,999	Halcon Resources Corp.*	8,016
75	Hallador Energy Co.	593
914	Helix Energy Solutions Group, Inc.*	20,300
1,376	Hercules Offshore, Inc.*	8,793
292	Hornbeck Offshore Services, Inc.*	14,784
899	ION Geophysical Corp.*	3,470
59	Jones Energy, Inc., Class A*	853
1,315	Key Energy Services, Inc.*	10,310
263	Knightsbridge Tankers Ltd.	2,054
259	L&L Energy, Inc.*^	391
1,018	Magnum Hunter Resources Corp.*	7,370
502	Matador Resources Co.*	10,939
189	Matrix Service Co.*	4,196
286	Midstates Petroleum Co., Inc.*	1,719
263	Miller Energy Resources, Inc.*	2,193
111	Mitcham Industries, Inc.*	1,942
107	Natural Gas Services Group, Inc.*	3,174
142	Newpark Resources, Inc.*	1,713
570	Nordic American Tankers Ltd.	4,617
550	Northern Oil and Gas, Inc.*	8,773
1,166	Nuverra Environmental Solutions, Inc.*	2,006
4	Panhandle Oil and Gas, Inc., Class A	132
1,028	Parker Drilling Co.*	8,152
307	PDC Energy, Inc.*	18,085
477	Penn Virginia Corp.*	5,118
33	PetroQuest Energy, Inc.*	135
102	PHI, Inc. (Non-Voting)*	4,332
537	Pioneer Energy Services Corp.*	3,877
894	Quicksilver Resources, Inc.*	2,610
145	Renewable Energy Group, Inc.*	1,649
584	Resolute Energy Corp.*	5,262
43	REX American Resources Corp.*	1,408
307	Sanchez Energy Corp.*	7,881
1,594	Scorpio Tankers, Inc.	18,299
159	SEACOR Holdings, Inc.	14,795
25	SemGroup Corp., Class A	1,535
483	Ship Finance International Ltd.	8,163
431	Stone Energy Corp.*	14,257
374	Swift Energy Co.*	4,978
537	Teekay Tankers Ltd., Class A	1,590
261	Tesco Corp.*	4,667
676	TETRA Technologies, Inc.*	8,342
12	TGC Industries, Inc.	86
479	Triangle Petroleum Corp.*	5,087
837	Ur-Energy, Inc.*	979
248	Vaalco Energy, Inc.*	1,500
1,735	Vantage Drilling Co.*	3,244
300	W&T Offshore, Inc.	5,160
629	Warren Resources, Inc.*	2,044
204	Western Refining, Inc.	7,970
102	Westmoreland Coal Co.*	1,526
345	Willbros Group, Inc.*	3,026
185	ZaZa Energy Corp.*	196
		516,998
	Financials — 21.2%

130	1st Source Corp.	4,153
258	1st United Bancorp, Inc./FL	2,103
388	Acadia Realty Trust (REIT)	10,076
63	Access National Corp.	993
241	AG Mortgage Investment Trust, Inc. (REIT)	3,817
114	Agree Realty Corp. (REIT)	3,340
372	Alexander & Baldwin, Inc.	14,058
365	Altisource Residential Corp.	10,165
308	Ambac Financial Group, Inc.*	7,284
290	American Assets Trust, Inc. (REIT)	9,045
509	American Capital Mortgage Investment Corp. (REIT)	9,615
511	American Equity Investment Life Holding Co.	12,116
68	American National Bankshares, Inc.	1,765
1,106	American Realty Capital Properties, Inc. (REIT)	14,500
118	American Residential Properties, Inc. (REIT)*	2,072
206	Ameris Bancorp*	4,217
159	AMERISAFE, Inc.	6,977
80	Ames National Corp.	1,832
169	AmREIT, Inc. (REIT)	2,942
52	AmTrust Financial Services, Inc.	2,174
1,250	Anworth Mortgage Asset Corp. (REIT)	5,562
318	Apollo Commercial Real Estate Finance, Inc. (REIT)	5,288
1,940	Apollo Investment Corp.	17,499
276	Apollo Residential Mortgage, Inc. (REIT)	4,173
185	Ares Commercial Real Estate Corp. (REIT)	2,427
156	Argo Group International Holdings Ltd.	7,377
138	Arlington Asset Investment Corp., Class A	3,686
164	Armada Hoffler Properties, Inc. (REIT)	1,679
3,229	ARMOUR Residential REIT, Inc. (REIT)	12,625
92	Arrow Financial Corp.	2,576
106	Ashford Hospitality Prime, Inc. (REIT)*	2,169
530	Ashford Hospitality Trust, Inc. (REIT)	4,351
497	Associated Estates Realty Corp. (REIT)	7,907
762	Astoria Financial Corp.	10,653
81	AV Homes, Inc.*	1,634
89	Aviv REIT, Inc. (REIT)	2,287
80	Baldwin & Lyons, Inc., Class B	2,234
141	Banc of California, Inc.	1,808

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
61	Bancfirst Corp.	$3,400
253	Banco Latinoamericano de Comercio Exterior S.A., Class E	6,816
283	Bancorp, Inc. (The)/DE*	5,179
821	BancorpSouth, Inc.	19,630
401	Bank Mutual Corp.	2,779
53	Bank of Kentucky Financial Corp.	1,793
47	Bank of Marin Bancorp	2,162
77	Bank of the Ozarks, Inc.	4,324
182	BankFinancial Corp.	1,773
168	Banner Corp.	7,301
34	Bar Harbor Bankshares	1,343
682	BBCN Bancorp, Inc.	11,383
62	BBX Capital Corp., Class A*	841
276	Beneficial Mutual Bancorp, Inc.*	2,898
216	Berkshire Hills Bancorp, Inc.	5,905
640	BlackRock Kelso Capital Corp.	6,330
158	BNC Bancorp	2,406
688	Boston Private Financial Holdings, Inc.	8,184
96	Bridge Bancorp, Inc.	2,389
83	Bridge Capital Holdings*	1,585
605	Brookline Bancorp, Inc.	5,530
117	Bryn Mawr Bank Corp.	3,543
28	C&F Financial Corp.	1,505
171	Calamos Asset Management, Inc., Class A	1,896
20	California First National Bancorp	327
66	Camden National Corp.	2,874
557	Campus Crest Communities, Inc. (REIT)	5,542
214	Capital Bank Financial Corp., Class A*	4,995
108	Capital City Bank Group, Inc.*	1,292
116	Capital Southwest Corp.	3,980
1,286	Capitol Federal Financial, Inc.	15,509
825	Capstead Mortgage Corp. (REIT)	9,925
261	Cardinal Financial Corp.	4,628
50	Cascade Bancorp*	254
246	Cash America International, Inc.	9,252
681	Cathay General Bancorp	18,816
624	Cedar Realty Trust, Inc. (REIT)	3,619
102	Center Bancorp, Inc.	1,676
260	CenterState Banks, Inc.	2,746
188	Central Pacific Financial Corp.	3,737
29	Century Bancorp, Inc./MA, Class A	1,018
2,041	Chambers Street Properties (REIT)	16,879
196	Charter Financial Corp./MD	2,093
227	Chatham Lodging Trust (REIT)	4,674
255	Chemical Financial Corp.	8,165
31	Chemung Financial Corp.	1,027
419	Chesapeake Lodging Trust (REIT)	10,002
59	CIFC Corp.	470
106	Citizens & Northern Corp.	2,192
375	Citizens, Inc./TX*	3,304
135	City Holding Co.	6,643
74	Clifton Savings Bancorp, Inc.	939
124	CNB Financial Corp./PA	2,480
1,917	CNO Financial Group, Inc.	32,436
306	CoBiz Financial, Inc.	3,626
558	Colony Financial, Inc. (REIT)	11,283
440	Columbia Banking System, Inc.	12,197
345	Community Bank System, Inc.	13,407
121	Community Trust Bancorp, Inc.	5,533
91	CommunityOne Bancorp*	1,082
15	ConnectOne Bancorp, Inc.*	576
50	Consolidated-Tomoka Land Co.	1,841
67	Consumer Portfolio Services, Inc.*	494
1,451	Cousins Properties, Inc. (REIT)	15,540
843	Cowen Group, Inc., Class A*	3,406
143	Crawford & Co., Class B	1,479
81	CU Bancorp*	1,434
1,150	CubeSmart (REIT)	18,653
172	Customers Bancorp, Inc.*	3,000
793	CVB Financial Corp.	12,799
166	CyrusOne, Inc. (REIT)	3,391
1,507	CYS Investments, Inc. (REIT)	12,056
2,509	DCT Industrial Trust, Inc. (REIT)	18,717
349	DFC Global Corp.*	3,493
1,687	DiamondRock Hospitality Co. (REIT)	19,282
275	Dime Community Bancshares, Inc.	4,625
64	Donegal Group, Inc., Class A	1,033
56	Doral Financial Corp.*	1,055
304	DuPont Fabros Technology, Inc. (REIT)	7,135
474	Dynex Capital, Inc. (REIT)	3,977
193	Eagle Bancorp, Inc.*	6,294
45	Eastern Insurance Holdings, Inc.	1,102
17	EastGroup Properties, Inc. (REIT)	1,030
984	Education Realty Trust, Inc. (REIT)	8,561
56	Ellington Residential Mortgage REIT (REIT)	909
39	EMC Insurance Group, Inc.	1,216
80	Employers Holdings, Inc.	2,611
47	Encore Capital Group, Inc.*	2,241
53	Enstar Group Ltd.*	7,383
62	Enterprise Bancorp, Inc./MA	1,269
156	Enterprise Financial Services Corp.	3,051
446	EPR Properties (REIT)	22,429
520	Equity One, Inc. (REIT)	11,648
111	ESB Financial Corp.	1,593
78	ESSA Bancorp, Inc.	903
695	EverBank Financial Corp.	11,864
413	Excel Trust, Inc. (REIT)	4,840
441	EZCORP, Inc., Class A*	5,151
64	Farmers Capital Bank Corp.*	1,414
77	FBL Financial Group, Inc., Class A	3,535
75	FBR & Co.*	2,108
89	Federal Agricultural Mortgage Corp., Class C	3,116
1,071	FelCor Lodging Trust, Inc. (REIT)*	7,840
127	Fidelity Southern Corp.	2,262
118	Fidus Investment Corp.	2,562
1,190	Fifth Street Finance Corp.	11,376
119	Financial Institutions, Inc.	3,058
934	First American Financial Corp.	24,714
82	First Bancorp, Inc./ME	1,472
622	First BanCorp./Puerto Rico*	3,968
170	First Bancorp/NC	2,904
625	First Busey Corp.	3,750
845	First Commonwealth Financial Corp.	7,909
155	First Community Bancshares, Inc./VA	2,702
147	First Connecticut Bancorp, Inc./CT	2,498
84	First Defiance Financial Corp.	2,268
18	First Federal Bancshares of Arkansas, Inc.*	166
499	First Financial Bancorp	8,248
87	First Financial Bankshares, Inc.	5,775
97	First Financial Corp./IN	3,561
207	First Financial Holdings, Inc.	13,635

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
131	First Financial Northwest, Inc.	$1,404
928	First Industrial Realty Trust, Inc. (REIT)	16,203
151	First Interstate BancSystem, Inc.	4,228
788	First Marblehead Corp. (The)*	646
301	First Merchants Corp.	6,378
648	First Midwest Bancorp, Inc./IL	11,897
36	First NBC Bank Holding Co.*	1,040
68	First of Long Island Corp. (The)	2,900
507	First Potomac Realty Trust (REIT)	6,084
539	First Security Group, Inc./TN*	1,127
1,430	FirstMerit Corp.	32,833
171	Flagstar Bancorp, Inc.*	3,138
266	Flushing Financial Corp.	5,748
1,296	FNB Corp./PA	16,472
265	Forestar Group, Inc.*	5,130
55	Fortegra Financial Corp.*	403
105	Fox Chase Bancorp, Inc.	1,855
93	Franklin Financial Corp./VA*	1,877
777	Franklin Street Properties Corp. (REIT)	9,992
95	Gain Capital Holdings, Inc.	864
52	Garrison Capital, Inc.	759
348	Geo Group, Inc. (The) (REIT)	11,414
109	German American Bancorp, Inc.	3,258
221	Getty Realty Corp. (REIT)	4,073
601	GFI Group, Inc.	2,272
622	Glacier Bancorp, Inc.	18,635
181	Gladstone Capital Corp.	1,767
121	Gladstone Commercial Corp. (REIT)	2,177
229	Gladstone Investment Corp.	1,738
128	Glimcher Realty Trust (REIT)	1,243
72	Global Indemnity PLC*	1,918
322	Golub Capital BDC, Inc.	6,057
472	Government Properties Income Trust (REIT)	11,710
512	Gramercy Property Trust, Inc. (REIT)*	2,755
89	Great Southern Bancorp, Inc.	2,642
223	Green Dot Corp., Class A*	5,408
184	Greenlight Capital Re Ltd., Class A*	6,258
167	GSV Capital Corp.*	1,777
127	Guaranty Bancorp	1,958
116	Hallmark Financial Services, Inc.*	1,102
291	Hampton Roads Bankshares, Inc.*	469
733	Hancock Holding Co.	25,802
273	Hanmi Financial Corp.	5,613
505	Healthcare Realty Trust, Inc. (REIT)	11,176
128	Heartland Financial USA, Inc.	3,816
531	Hercules Technology Growth Capital, Inc.	9,064
180	Heritage Commerce Corp.	1,487
131	Heritage Financial Corp./WA	2,253
174	Heritage Oaks Bancorp*	1,390
1,748	Hersha Hospitality Trust (REIT)	10,016
44	HFF, Inc., Class A	1,127
536	Highwoods Properties, Inc. (REIT)	19,253
536	Hilltop Holdings, Inc.*	12,709
11	Hingham Institution for Savings	870
56	Home Bancorp, Inc.*	1,063
287	Home BancShares, Inc./AR	10,378
125	Home Federal Bancorp, Inc./ID	1,910
613	Home Loan Servicing Solutions Ltd.	14,265
112	HomeStreet, Inc.	2,370
180	HomeTrust Bancshares, Inc.*	2,974
343	Horace Mann Educators Corp.	10,537
75	Horizon Bancorp/IN	1,764
71	Horizon Technology Finance Corp.	1,008
374	Hudson Pacific Properties, Inc. (REIT)	7,757
142	Hudson Valley Holding Corp.	2,976
256	Iberiabank Corp.	16,051
307	ICG Group, Inc.*	5,277
149	Imperial Holdings, Inc.*	951
68	Independence Holding Co.	959
197	Independent Bank Corp./MA	7,519
33	Independent Bank Group, Inc.	1,580
51	Infinity Property & Casualty Corp.	3,639
102	Inland Real Estate Corp. (REIT)	1,106
461	International Bancshares Corp.	12,027
155	Intervest Bancshares Corp.*	1,153
83	INTL FCStone, Inc.*	1,726
1,167	Invesco Mortgage Capital, Inc. (REIT)	17,622
321	Investment Technology Group, Inc.*	6,288
381	Investors Bancorp, Inc.	9,171
823	Investors Real Estate Trust (REIT)	7,251
11	Investors Title Co.	869
734	iStar Financial, Inc. (REIT)*	9,454
1,288	Janus Capital Group, Inc.	14,013
117	JAVELIN Mortgage Investment Corp. (REIT)	1,444
136	JMP Group, Inc.	892
34	Kansas City Life Insurance Co.	1,698
250	KCAP Financial, Inc.	2,102
346	KCG Holdings, Inc., Class A*	4,135
124	Kearny Financial Corp.*	1,295
441	Kennedy-Wilson Holdings, Inc.	9,080
789	Kite Realty Group Trust (REIT)	5,168
308	Lakeland Bancorp, Inc.	3,884
142	Lakeland Financial Corp.	5,446
897	LaSalle Hotel Properties (REIT)	28,094
52	LCNB Corp.	936
1,551	Lexington Realty Trust (REIT)	15,929
40	LTC Properties, Inc. (REIT)	1,540
205	Macatawa Bank Corp.*	1,052
374	Maiden Holdings Ltd.	4,735
316	Main Street Capital Corp.	10,412
176	MainSource Financial Group, Inc.	3,164
117	Manning & Napier, Inc.	2,138
71	Marlin Business Services Corp.	1,764
473	MB Financial, Inc.	15,425
615	MCG Capital Corp.	2,958
406	Meadowbrook Insurance Group, Inc.	3,000
161	Medallion Financial Corp.	2,856
1,394	Medical Properties Trust, Inc. (REIT)	18,415
346	Medley Capital Corp.	4,958
75	Mercantile Bank Corp.	1,671
48	Merchants Bancshares, Inc.	1,522
67	Meridian Interstate Bancorp, Inc.*	1,482
51	Meta Financial Group, Inc.	1,979
122	Metro Bancorp, Inc.*	2,733
138	MetroCorp Bancshares, Inc.	1,978
1,259	MGIC Investment Corp.*	10,210
46	Middleburg Financial Corp.	963
71	MidSouth Bancorp, Inc.	1,265
58	MidWestOne Financial Group, Inc.	1,623
366	Monmouth Real Estate Investment Corp., Class A (REIT)	3,521
379	Montpelier Re Holdings Ltd.	11,014
195	MVC Capital, Inc.	2,831
36	NASB Financial, Inc.*	1,080

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
451	National Bank Holdings Corp., Class A	$9,552
60	National Bankshares, Inc.	2,279
42	National Interstate Corp.	1,207
1,010	National Penn Bancshares, Inc.	11,403
19	National Western Life Insurance Co., Class A	4,064
89	Navigators Group, Inc. (The)*	5,949
378	NBT Bancorp, Inc.	9,802
197	Nelnet, Inc., Class A	8,865
364	New Mountain Finance Corp.	5,485
2,184	New Residential Investment Corp. (REIT)	13,191
550	New York Mortgage Trust, Inc. (REIT)	3,855
218	NewBridge Bancorp*	1,633
227	NewStar Financial, Inc.*	3,973
181	NGP Capital Resources Co.	1,408
89	Nicholas Financial, Inc.	1,425
388	Northfield Bancorp, Inc./NJ	5,044
56	Northrim BanCorp, Inc.	1,470
2,069	NorthStar Realty Finance Corp. (REIT)	20,442
809	Northwest Bancshares, Inc.	12,086
119	OceanFirst Financial Corp.	2,213
394	OFG Bancorp	6,777
875	Old National Bancorp/IN	13,606
99	OmniAmerican Bancorp, Inc.*	2,181
101	One Liberty Properties, Inc. (REIT)	2,082
195	OneBeacon Insurance Group Ltd., Class A	3,100
86	Oppenheimer Holdings, Inc., Class A	1,998
270	Oritani Financial Corp.	4,398
154	Pacific Continental Corp.	2,224
144	Pacific Premier Bancorp, Inc.*	2,094
327	PacWest Bancorp	13,453
38	Palmetto Bancshares, Inc.*	510
99	Park National Corp.	8,360
386	Park Sterling Corp.	2,737
376	Parkway Properties, Inc./MD (REIT)	6,877
78	Peapack Gladstone Financial Corp.	1,430
530	Pebblebrook Hotel Trust (REIT)	16,075
127	PennantPark Floating Rate Capital Ltd.	1,758
573	PennantPark Investment Corp.	6,973
39	Penns Woods Bancorp, Inc.	2,026
587	Pennsylvania Real Estate Investment Trust (REIT)	10,560
110	PennyMac Financial Services, Inc., Class A*	1,969
608	PennyMac Mortgage Investment Trust (REIT)	13,729
93	Peoples Bancorp, Inc./OH	2,228
493	PHH Corp.*	11,852
50	Phoenix Cos., Inc. (The)*	2,895
83	Physicians Realty Trust (REIT)	992
196	PICO Holdings, Inc.*	4,749
302	Pinnacle Financial Partners, Inc.	9,830
139	Piper Jaffray Cos.*	5,285
253	Platinum Underwriters Holdings Ltd.	16,040
101	Preferred Bank/CA*	2,054
492	Primerica, Inc.	21,171
560	PrivateBancorp, Inc.	15,529
2,422	Prospect Capital Corp.	27,635
520	Prosperity Bancshares, Inc.	33,348
79	Provident Financial Holdings, Inc.	1,163
515	Provident Financial Services, Inc.	10,068
1,085	Radian Group, Inc.	15,472
604	RAIT Financial Trust (REIT)	4,959
515	Ramco-Gershenson Properties Trust (REIT)	8,240
14	RCS Capital Corp., Class A	224
709	Redwood Trust, Inc. (REIT)	13,173
23	Regional Management Corp.*	773
264	Renasant Corp.	8,132
84	Republic Bancorp, Inc./KY, Class A	2,085
105	Resource America, Inc., Class A	988
1,096	Resource Capital Corp. (REIT)	6,598
620	Retail Opportunity Investments Corp. (REIT)	9,033
104	Rexford Industrial Realty, Inc. (REIT)*	1,449
184	RLI Corp.	18,564
1,067	RLJ Lodging Trust (REIT)	25,757
237	Rockville Financial, Inc.	3,536
6	Roma Financial Corp.*	119
194	Rouse Properties, Inc. (REIT)	4,732
134	Ryman Hospitality Properties, Inc. (REIT)	5,611
256	S&T Bancorp, Inc.	6,735
120	S.Y. Bancorp, Inc.	4,052
189	Sabra Health Care REIT, Inc. (REIT)	5,043
181	Safeguard Scientifics, Inc.*	3,376
111	Safety Insurance Group, Inc.	6,233
215	Sandy Spring Bancorp, Inc.	6,274
633	Seacoast Banking Corp. of Florida*	1,431
189	Select Income REIT (REIT)	5,186
479	Selective Insurance Group, Inc.	13,503
105	Sierra Bancorp	1,859
131	Silver Bay Realty Trust Corp. (REIT)	2,097
39	Silvercrest Asset Management Group, Inc., Class A*	620
142	Simmons First National Corp., Class A	5,021
388	Solar Capital Ltd.	8,982
99	Solar Senior Capital Ltd.	1,803
154	Southside Bancshares, Inc.	4,398
170	Southwest Bancorp, Inc./OK*	2,919
24	Sovran Self Storage, Inc. (REIT)	1,602
361	STAG Industrial, Inc. (REIT)	7,826
129	State Auto Financial Corp.	2,913
275	State Bank Financial Corp.	4,835
196	StellarOne Corp.	4,943
718	Sterling Bancorp/DE	9,435
293	Sterling Financial Corp./WA	9,566
184	Stewart Information Services Corp.	5,862
550	Stifel Financial Corp.*	24,601
249	Strategic Hotels & Resorts, Inc. (REIT)*	2,224
100	Suffolk Bancorp*	2,038
689	Summit Hotel Properties, Inc. (REIT)	6,256
349	Sun Bancorp, Inc./NJ*	1,281
1,405	Sunstone Hotel Investors, Inc. (REIT)	18,363
1,609	Susquehanna Bancshares, Inc.	20,257
250	SWS Group, Inc.*	1,615
703	Symetra Financial Corp.	13,477
149	Taylor Capital Group, Inc.*	3,712
263	TCP Capital Corp.	4,550
9	Tejon Ranch Co.*	321
216	Terreno Realty Corp. (REIT)	3,825
92	Territorial Bancorp, Inc.	2,198

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
352	Texas Capital Bancshares, Inc.*	$19,772
159	Third Point Reinsurance Ltd.*	2,649
293	THL Credit, Inc.	4,972
261	Thomas Properties Group, Inc.	1,804
453	TICC Capital Corp.	4,897
125	Tompkins Financial Corp.	6,263
458	Tower Group International Ltd.	1,905
227	TowneBank/VA	3,450
23	Tree.com, Inc.	694
238	Triangle Capital Corp.	7,083
138	Trico Bancshares	3,807
57	Tristate Capital Holdings, Inc.*	693
813	TrustCo Bank Corp./NY	6,179
580	Trustmark Corp.	16,269
308	UMB Financial Corp.	19,749
111	UMH Properties, Inc. (REIT)	1,068
966	Umpqua Holdings Corp.	17,784
174	Union First Market Bankshares Corp.	4,491
434	United Bankshares, Inc./WV	14,083
372	United Community Banks, Inc./GA*	6,826
426	United Community Financial Corp./OH*	1,602
170	United Financial Bancorp, Inc.	3,354
163	United Fire Group, Inc.	4,849
203	Universal Insurance Holdings, Inc.	2,517
144	Univest Corp. of Pennsylvania	3,018
54	Urstadt Biddle Properties, Inc., Class A (REIT)	1,029
104	VantageSouth Bancshares, Inc.*	551
345	ViewPoint Financial Group, Inc.	8,756
233	Virginia Commerce Bancorp, Inc.*	4,078
142	Walker & Dunlop, Inc.*	2,303
318	Walter Investment Management Corp.*	12,125
134	Washington Banking Co.	2,404
413	Washington Real Estate Investment Trust (REIT)	9,805
125	Washington Trust Bancorp, Inc.	4,583
64	Waterstone Financial, Inc.*	724
779	Webster Financial Corp.	22,965
224	WesBanco, Inc.	7,056
124	West Bancorp., Inc.	1,999
233	Westamerica Bancorp.	12,904
639	Western Alliance Bancorp.*	14,838
210	Western Asset Mortgage Capital Corp. (REIT)	3,408
157	Westfield Financial, Inc.	1,160
60	WhiteHorse Finance, Inc.	928
184	Whitestone REIT (REIT)	2,464
534	Wilshire Bancorp, Inc.	5,644
257	Winthrop Realty Trust (REIT)	2,971
320	Wintrust Financial Corp.	14,515
68	WSFS Financial Corp.	5,164
124	Yadkin Financial Corp.*	2,226
4	ZAIS Financial Corp. (REIT)	68
		2,682,078
	Health Care — 2.6%

33	ACADIA Pharmaceuticals, Inc.*	769
42	Addus HomeCare Corp.*	1,218
614	Affymetrix, Inc.*	5,213
8	Agios Pharmaceuticals, Inc.*	140
201	Albany Molecular Research, Inc.*	2,428
26	Alliance HealthCare Services, Inc.*	751
71	Almost Family, Inc.	1,981
29	Alnylam Pharmaceuticals, Inc.*	1,775
535	Alphatec Holdings, Inc.*	1,065
272	Amedisys, Inc.*	4,428
195	Amsurg Corp.*	9,422
58	Analogic Corp.	5,604
213	AngioDynamics, Inc.*	3,291
43	Anika Therapeutics, Inc.*	1,477
12	Aratana Therapeutics, Inc.*	238
224	Arena Pharmaceuticals, Inc.*	1,460
30	Arqule, Inc.*	73
44	ArthroCare Corp.*	1,660
448	AVEO Pharmaceuticals, Inc.*	950
25	Biolase, Inc.*	44
383	BioScrip, Inc.*	2,608
8	Bluebird Bio, Inc.*	163
133	Cambrex Corp.*	2,593
45	Celldex Therapeutics, Inc.*	1,249
5	Cellular Dynamics International, Inc.*	78
80	Chindex International, Inc.*	1,367
7	Conatus Pharmaceuticals, Inc.*	45
239	CONMED Corp.	9,730
77	Cornerstone Therapeutics, Inc.*	731
234	Cross Country Healthcare, Inc.*	1,788
218	CryoLife, Inc.	2,409
168	Curis, Inc.*	538
127	Cutera, Inc.*	1,200
108	Cynosure, Inc., Class A*	2,796
46	Cytokinetics, Inc.*	299
121	Cytori Therapeutics, Inc.*	329
118	Derma Sciences, Inc.*	1,369
191	Dynavax Technologies Corp.*	338
196	Emergent Biosolutions, Inc.*	4,400
8	Ensign Group, Inc. (The)	361
324	Enzon Pharmaceuticals, Inc.	538
8	Esperion Therapeutics, Inc.*	95
65	Exactech, Inc.*	1,617
370	Five Star Quality Care, Inc.*	1,824
1,126	Geron Corp.*	6,047
206	Greatbatch, Inc.*	8,370
170	Hanger, Inc.*	6,603
52	Harvard Apparatus Regenerative Technology, Inc.*	265
208	Harvard Bioscience, Inc.*	948
123	HealthSouth Corp.	4,402
102	Healthways, Inc.*	1,429
63	Hi-Tech Pharmacal Co., Inc.	2,736
215	Horizon Pharma, Inc.*	1,552
10	ICU Medical, Inc.*	657
103	Idenix Pharmaceuticals, Inc.*	553
171	ImmunoGen, Inc.*	2,485
35	Immunomedics, Inc.*	151
591	Impax Laboratories, Inc.*	14,208
79	Integra LifeSciences Holdings Corp.*	3,670
50	InterMune, Inc.*	692
14	Intrexon Corp.*	320
276	Invacare Corp.	6,182
466	Kindred Healthcare, Inc.	7,847
137	Lexicon Pharmaceuticals, Inc.*	329
104	LHC Group, Inc.*	2,470
234	Magellan Health Services, Inc.*	14,321
76	Medical Action Industries, Inc.*	654
367	Merit Medical Systems, Inc.*	6,008
67	Momenta Pharmaceuticals, Inc.*	1,192
93	National Healthcare Corp.	5,189
51	National Research Corp., Class A*	934
108	Natus Medical, Inc.*	2,487

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
154	Navidea Biopharmaceuticals, Inc.*	$249
308	Nektar Therapeutics*	3,868
309	NPS Pharmaceuticals, Inc.*	8,161
300	NuVasive, Inc.*	9,975
128	Omnicell, Inc.*	3,104
6	OncoMed Pharmaceuticals, Inc.*	81
7	Onconova Therapeutics, Inc.*	103
479	OraSure Technologies, Inc.*	2,946
168	Orthofix International N.V.*	3,634
431	Owens & Minor, Inc.	16,451
413	Pacific Biosciences of California, Inc.*	1,747
151	Pernix Therapeutics Holdings*	418
256	PharMerica Corp.*	5,780
83	PhotoMedex, Inc.*	1,011
233	Pozen, Inc.*	1,841
101	Progenics Pharmaceuticals, Inc.*	517
123	Prothena Corp. PLC*	3,472
12	PTC Therapeutics, Inc.*	188
752	Rigel Pharmaceuticals, Inc.*	2,000
284	Rockwell Medical, Inc.*	4,155
486	RTI Surgical, Inc.*	1,497
126	Sciclone Pharmaceuticals, Inc.*	615
420	Select Medical Holdings Corp.	3,637
16	SIGA Technologies, Inc.*	56
12	Skilled Healthcare Group, Inc., Class A*	62
612	Solta Medical, Inc.*	1,224
546	Spectrum Pharmaceuticals, Inc.	5,258
21	Staar Surgical Co.*	265
322	Symmetry Medical, Inc.*	3,159
241	Targacept, Inc.*	1,386
224	Tornier N.V.*	4,052
193	Triple-S Management Corp., Class B*	3,910
332	Universal American Corp.	2,566
9	USMD Holdings, Inc.*	226
57	Vical, Inc.*	66
28	Vocera Communications, Inc.*	498
375	WellCare Health Plans, Inc.*	27,863
349	Wright Medical Group, Inc.*	10,404
319	XenoPort, Inc.*	1,703
73	XOMA Corp.*	349
		323,650
	Industrials — 7.5%

343	AAR Corp.	10,708
472	ABM Industries, Inc.	13,126
303	Acacia Research Corp.	4,509
980	ACCO Brands Corp.*	5,900
22	Accuride Corp.*	77
189	Aceto Corp.	4,069
632	Actuant Corp., Class A	24,699
298	Aegion Corp.*	6,487
160	Aerovironment, Inc.*	4,827
448	Air Transport Services Group, Inc.*	3,485
350	Aircastle Ltd.	6,552
61	Alamo Group, Inc.	3,581
205	Albany International Corp., Class A	7,536
169	Ameresco, Inc., Class A*	1,551
82	American Railcar Industries, Inc.	3,559
59	American Science & Engineering, Inc.	4,228
422	American Superconductor Corp.*	688
73	Ampco-Pittsburgh Corp.	1,339
279	API Technologies Corp.*	1,060
71	Apogee Enterprises, Inc.	2,543
29	Applied Industrial Technologies, Inc.	1,403
325	ARC Document Solutions, Inc.*	2,798
121	Argan, Inc.	2,837
222	Arkansas Best Corp.	7,224
176	Astec Industries, Inc.	6,442
223	Atlas Air Worldwide Holdings, Inc.*	8,563
464	Barnes Group, Inc.	16,936
399	Brady Corp., Class A	12,501
416	Briggs & Stratton Corp.	8,412
120	Brink’s Co. (The)	4,024
95	CAI International, Inc.*	2,185
31	Casella Waste Systems, Inc., Class A*	185
328	CBIZ, Inc.*	2,939
122	CDI Corp.	1,914
75	Ceco Environmental Corp.	1,195
161	Celadon Group, Inc.	3,354
231	Cenveo, Inc.*	792
143	CIRCOR International, Inc.	11,344
144	Columbus McKinnon Corp.*	3,989
238	Comfort Systems USA, Inc.	4,879
62	Commercial Vehicle Group, Inc.*	472
10	Compx International, Inc.	130
62	Consolidated Graphics, Inc.*	3,993
6	Costa, Inc.*	131
99	Courier Corp.	1,853
88	CRA International, Inc.*	1,625
159	Cubic Corp.	8,910
404	Curtiss-Wright Corp.	21,319
154	Deluxe Corp.	7,652
643	DigitalGlobe, Inc.*	25,463
16	Douglas Dynamics, Inc.	255
92	Ducommun, Inc.*	2,331
179	Dycom Industries, Inc.*	5,066
118	Dynamic Materials Corp.	2,644
579	EMCOR Group, Inc.	23,004
156	Encore Wire Corp.	7,834
217	Energy Recovery, Inc.*	1,074
148	EnerNOC, Inc.*	2,538
280	EnerSys, Inc.	19,978
148	Engility Holdings, Inc.*	4,714
226	Ennis, Inc.	4,190
91	EnPro Industries, Inc.*	5,151
10	Erickson Air-Crane, Inc.*	189
163	ESCO Technologies, Inc.	5,552
270	Esterline Technologies Corp.*	23,765
8	ExOne Co. (The)*	427
342	Flow International Corp.*	1,375
25	Franklin Covey Co.*	509
21	Franklin Electric Co., Inc.	934
104	FreightCar America, Inc.	2,421
348	FTI Consulting, Inc.*	15,629
122	Furmanite Corp.*	1,379
140	G&K Services, Inc., Class A	8,431
114	GenCorp, Inc.*	2,091
397	General Cable Corp.	11,569
265	Gibraltar Industries, Inc.*	4,690
54	Global Brass & Copper Holdings, Inc.	891
147	Global Power Equipment Group, Inc.	2,871
37	Gorman-Rupp Co. (The)	1,557
1,009	GrafTech International Ltd.*	11,624
335	Granite Construction, Inc.	10,469
466	Great Lakes Dredge & Dock Corp.	4,152
211	Greenbrier Cos., Inc. (The)*	6,594

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
385	Griffon Corp.	$4,951
101	Hardinge, Inc.	1,564
448	Hawaiian Holdings, Inc.*	4,086
95	Heartland Express, Inc.	1,741
156	Heidrick & Struggles International, Inc.	2,845
6	Heritage-Crystal Clean, Inc.*	112
21	HNI Corp.	832
105	Houston Wire & Cable Co.	1,417
56	Hurco Cos., Inc.	1,483
174	Huron Consulting Group, Inc.*	10,343
170	ICF International, Inc.*	6,151
441	II-VI, Inc.*	7,210
10	Insteel Industries, Inc.	199
48	International Shipholding Corp.	1,359
82	Intersections, Inc.	635
2,006	JetBlue Airways Corp.*	17,833
97	Kadant, Inc.	4,018
82	Kaman Corp.	3,269
232	Kelly Services, Inc., Class A	5,392
169	KEYW Holding Corp. (The)*	2,094
21	Kforce, Inc.	424
280	Kimball International, Inc., Class B	4,169
135	Knoll, Inc.	2,396
420	Korn/Ferry International*	9,727
379	Kratos Defense & Security Solutions, Inc.*	2,535
88	L.B. Foster Co., Class A	4,125
171	Layne Christensen Co.*	2,847
81	LMI Aerospace, Inc.*	1,028
186	LSI Industries, Inc.	1,616
147	Lydall, Inc.*	2,621
202	Marten Transport Ltd.	3,925
112	McGrath RentCorp	4,356
841	Meritor, Inc.*	6,703
97	Miller Industries, Inc.	1,845
299	Mobile Mini, Inc.*	12,080
355	Moog, Inc., Class A*	24,378
41	Multi-Color Corp.	1,554
181	MYR Group, Inc.*	4,599
38	National Presto Industries, Inc.	2,911
435	Navigant Consulting, Inc.*	8,526
29	NCI Building Systems, Inc.*	491
58	NL Industries, Inc.	677
148	NN, Inc.	2,953
81	Northwest Pipe Co.*	3,157
48	Odyssey Marine Exploration, Inc.*	98
518	Orbital Sciences Corp.*	12,163
235	Orion Marine Group, Inc.*	2,789
276	Pacer International, Inc.*	2,506
57	Patriot Transportation Holding, Inc.*	2,437
1,192	Pendrell Corp.*	2,551
102	Pike Corp.	1,072
14	Ply Gem Holdings, Inc.*	246
181	PMFG, Inc.*	1,388
79	Powell Industries, Inc.	5,419
20	Preformed Line Products Co.	1,409
216	Quad/Graphics, Inc.	5,627
120	Quality Distribution, Inc.*	1,468
320	Quanex Building Products Corp.	5,709
204	Republic Airways Holdings, Inc.*	2,297
352	Resources Connection, Inc.	5,005
16	Revolution Lighting Technologies, Inc.*	46
81	Roadrunner Transportation Systems, Inc.*	2,218
241	RPX Corp.*	3,981
189	Rush Enterprises, Inc., Class A*	5,524
116	Schawk, Inc.	1,738
321	Simpson Manufacturing Co., Inc.	11,652
425	SkyWest, Inc.	7,182
88	Sparton Corp.*	2,267
47	Standard Parking Corp.*	1,149
88	Standex International Corp.	5,185
645	Steelcase, Inc., Class A	10,533
131	Sterling Construction Co., Inc.*	1,594
982	Swisher Hygiene, Inc.*	517
155	TAL International Group, Inc.	8,469
159	Tecumseh Products Co., Class A*	1,388
222	Teledyne Technologies, Inc.*	20,586
517	Tetra Tech, Inc.*	14,781
122	Textainer Group Holdings Ltd.	4,737
111	Titan International, Inc.	1,915
149	Titan Machinery, Inc.*	2,654
140	TRC Cos., Inc.*	1,095
320	Tutor Perini Corp.*	7,837
72	Twin Disc, Inc.	2,069
184	Ultrapetrol (Bahamas) Ltd.*	624
56	UniFirst Corp.	5,725
350	United Stationers, Inc.	15,743
171	Universal Forest Products, Inc.	8,887
1,003	US Airways Group, Inc.*	23,550
225	UTi Worldwide, Inc.	3,557
175	Viad Corp.	4,725
153	Vicor Corp.*	1,654
36	VSE Corp.	1,844
544	Wabash National Corp.*	6,604
228	Watts Water Technologies, Inc., Class A	13,707
283	Werner Enterprises, Inc.	6,812
279	Wesco Aircraft Holdings, Inc.*	5,826
63	West Corp.	1,451
185	XPO Logistics, Inc.*	4,248
72	YRC Worldwide, Inc.*	648
		945,969
	Information Technology — 5.7%

482	Accelrys, Inc.*	4,690
26	Actuate Corp.*	204
478	Acxiom Corp.*	15,908
179	ADTRAN, Inc.	4,597
21	Advanced Energy Industries, Inc.*	500
169	Aeroflex Holding Corp.*	1,141
123	Agilysys, Inc.*	1,608
150	Alpha & Omega Semiconductor Ltd.*	1,162
605	Amkor Technology, Inc.*	3,630
710	ANADIGICS, Inc.*	1,363
89	Anaren, Inc.*	2,482
159	Angie’s List, Inc.*	2,070
98	Anixter International, Inc.*	8,663
119	ARRIS Group, Inc.*	2,442
46	Aspen Technology, Inc.*	1,818
276	ATMI, Inc.*	8,446
83	Audience, Inc.*	838
529	Aviat Networks, Inc.*	1,338
268	Avid Technology, Inc.*	2,372
935	Axcelis Technologies, Inc.*	2,085
399	Bankrate, Inc.*	7,477
185	Bazaarvoice, Inc.*	1,461
85	Bel Fuse, Inc., Class B	1,932
43	Belden, Inc.	3,011

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
469	Benchmark Electronics, Inc.*	$10,778
139	Black Box Corp.	3,893
131	Blucora, Inc.*	3,809
574	Brooks Automation, Inc.	6,067
199	CACI International, Inc., Class A*	14,282
46	Calix, Inc.*	471
191	CEVA, Inc.*	3,054
354	Checkpoint Systems, Inc.*	5,112
644	CIBER, Inc.*	2,550
228	Ciena Corp.*	5,064
325	Cirrus Logic, Inc.*	6,558
32	Coherent, Inc.	2,209
213	Cohu, Inc.	2,111
145	Comtech Telecommunications Corp.	4,660
23	Control4 Corp.*	402
907	Convergys Corp.	18,612
167	Cray, Inc.*	3,976
132	CSG Systems International, Inc.	3,811
289	CTS Corp.	5,254
15	Cvent, Inc.*	489
56	Cyan, Inc.*	248
249	Daktronics, Inc.	3,810
41	Dealertrack Technologies, Inc.*	1,714
312	Demand Media, Inc.*	1,719
223	Digi International, Inc.*	2,564
304	Digital River, Inc.*	5,432
68	Diodes, Inc.*	1,389
171	DSP Group, Inc.*	1,512
889	EarthLink, Inc.	4,845
71	Ebix, Inc.	989
78	Electro Rent Corp.	1,663
206	Electro Scientific Industries, Inc.	2,120
185	Electronics For Imaging, Inc.*	7,326
784	Emulex Corp.*	5,849
1,022	Entegris, Inc.*	11,222
773	Entropic Communications, Inc.*	3,834
255	EPIQ Systems, Inc.	4,266
30	ePlus, Inc.	1,621
803	Extreme Networks, Inc.*	5,581
245	Fabrinet*	4,851
13	FARO Technologies, Inc.*	709
806	Finisar Corp.*	16,676
466	FormFactor, Inc.*	2,526
196	Fusion-io, Inc.*	1,968
43	Gigamon, Inc.*	1,256
571	Global Cash Access Holdings, Inc.*	5,567
204	Globecomm Systems, Inc.*	2,878
35	Glu Mobile, Inc.*	129
41	Gogo, Inc.*	1,093
262	GSI Group, Inc.*	2,877
177	GSI Technology, Inc.*	1,225
164	GT Advanced Technologies, Inc.*	1,609
156	Hackett Group, Inc. (The)	975
875	Harmonic, Inc.*	6,738
202	Hutchinson Technology, Inc.*	616
293	Imation Corp.*	1,280
16	Immersion Corp.*	196
104	Infinera Corp.*	967
142	Inphi Corp.*	1,775
376	Insight Enterprises, Inc.*	9,050
804	Integrated Device Technology, Inc.*	7,976
243	Integrated Silicon Solution, Inc.*	2,877
462	Internap Network Services Corp.*	3,553
599	International Rectifier Corp.*	14,340
1,098	Intersil Corp., Class A	11,551
331	IntraLinks Holdings, Inc.*	3,611
341	Itron, Inc.*	14,441
209	IXYS Corp.	2,573
388	Kemet Corp.*	2,328
572	Kopin Corp.*	2,334
21	KVH Industries, Inc.*	297
741	Lattice Semiconductor Corp.*	4,127
461	Limelight Networks, Inc.*	945
32	Lionbridge Technologies, Inc.*	182
19	Littelfuse, Inc.	1,652
410	LTX-Credence Corp.*	2,960
11	Luxoft Holding, Inc.*	417
5	M/A-COM Technology Solutions Holdings, Inc.*	80
206	ManTech International Corp., Class A	5,927
196	Marchex, Inc., Class B	1,838
16	Measurement Specialties, Inc.*	885
823	Mentor Graphics Corp.	18,538
279	Mercury Systems, Inc.*	3,052
140	Methode Electronics, Inc.	4,050
178	Microsemi Corp.*	4,349
54	Mindspeed Technologies, Inc.*	272
457	MKS Instruments, Inc.	13,605
319	ModusLink Global Solutions, Inc.*	1,241
139	MoneyGram International, Inc.*	2,932
1,006	Monster Worldwide, Inc.*	5,664
51	MoSys, Inc.*	240
76	Multi-Fineline Electronix, Inc.*	1,073
64	Nanometrics, Inc.*	1,208
174	NeoPhotonics Corp.*	1,030
332	NETGEAR, Inc.*	10,661
337	Newport Corp.*	5,780
121	Numerex Corp., Class A*	1,632
425	OmniVision Technologies, Inc.*	6,813
150	Oplink Communications, Inc.*	2,433
13	OSI Systems, Inc.*	997
180	Park Electrochemical Corp.	5,348
81	PC Connection, Inc.*	1,760
136	PC-Tel, Inc.	1,349
251	Perficient, Inc.*	5,442
198	Pericom Semiconductor Corp.*	1,889
525	Photronics, Inc.*	4,536
30	Plantronics, Inc.	1,342
294	Plexus Corp.*	11,869
28	PLX Technology, Inc.*	189
1,007	PMC-Sierra, Inc.*	6,042
249	PRGX Global, Inc.*	1,638
144	Procera Networks, Inc.*	2,199
225	Progress Software Corp.*	5,927
5	QAD, Inc., Class A	85
768	QLogic Corp.*	9,531
1,832	Quantum Corp.*	2,290
271	QuinStreet, Inc.*	2,371
201	Radisys Corp.*	450
51	RealD, Inc.*	457
194	RealNetworks, Inc.*	1,511
24	Responsys, Inc.*	406
306	RF Micro Devices, Inc.*	1,616
98	Richardson Electronics Ltd.	1,101
227	Rofin-Sinar Technologies, Inc.*	5,863
90	Rogers Corp.*	5,653
135	Rubicon Technology, Inc.*	1,374
234	Rudolph Technologies, Inc.*	2,633
714	Sanmina Corp.*	11,053
122	Sapiens International Corp. N.V.	861
241	ScanSource, Inc.*	10,120

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
283	Seachange International, Inc.*	$4,200
446	ShoreTel, Inc.*	3,604
20	Shutterstock, Inc.*	1,480
264	Sigma Designs, Inc.*	1,481
1,732	Sonus Networks, Inc.*	5,040
408	Spansion, Inc., Class A*	5,055
388	Speed Commerce, Inc.*	1,529
275	Super Micro Computer, Inc.*	4,367
85	Supertex, Inc.	2,206
339	Sykes Enterprises, Inc.*	7,505
228	SYNNEX Corp.*	15,084
122	TechTarget, Inc.*	737
411	TeleCommunication Systems, Inc., Class A*	949
153	Telenav, Inc.*	1,077
60	TeleTech Holdings, Inc.*	1,541
3,069	Tellabs, Inc.	7,519
44	Tessco Technologies, Inc.	1,734
455	Tessera Technologies, Inc.	9,100
13	Textura Corp.*	440
585	TiVo, Inc.*	7,506
17	Tremor Video, Inc.*	79
1,270	TriQuint Semiconductor, Inc.*	10,008
457	TTM Technologies, Inc.*	4,433
193	Ultra Clean Holdings, Inc.*	1,922
362	Unisys Corp.*	9,944
114	United Online, Inc.	1,805
52	Unwired Planet, Inc.*	79
147	VASCO Data Security International, Inc.*	1,132
262	Veeco Instruments, Inc.*	8,442
29	Viasystems Group, Inc.*	431
107	Vishay Precision Group, Inc.*	1,819
148	Vocus, Inc.*	1,474
474	Vringo, Inc.*	1,512
384	Westell Technologies, Inc., Class A*	1,601
12	YuMe, Inc.*	105
144	Zygo Corp.*	2,271
		723,645
	Materials — 2.5%

254	A. Schulman, Inc.	8,687
151	A.M. Castle & Co.*	2,112
1,176	AK Steel Holding Corp.*	6,656
897	Allied Nevada Gold Corp.*	2,978
148	AMCOL International Corp.	4,612
14	Arabian American Development Co.*	144
602	Axiall Corp.	27,271
444	Century Aluminum Co.*	3,996
38	Chase Corp.	1,211
41	Clearwater Paper Corp.*	2,171
547	Coeur Mining, Inc.*	6,028
1,009	Commercial Metals Co.	19,595
142	FutureFuel Corp.	2,374
496	General Moly, Inc.*	600
525	Globe Specialty Metals, Inc.	9,345
69	GSE Holding, Inc.*	143
6	Handy & Harman Ltd.*	147
106	Haynes International, Inc.	5,747
2,462	Hecla Mining Co.	7,263
381	Horsehead Holding Corp.*	5,704
11	Innospec, Inc.	536
472	Intrepid Potash, Inc.	7,292
163	Kaiser Aluminum Corp.	10,973
13	KMG Chemicals, Inc.	236
281	Kraton Performance Polymers, Inc.*	6,544
332	Louisiana-Pacific Corp.*	5,445
75	LSB Industries, Inc.*	2,406
19	Marrone Bio Innovations, Inc.*	283
84	Materion Corp.	2,416
101	Midway Gold Corp.*	91
301	Minerals Technologies, Inc.	17,879
1,284	Molycorp, Inc.*	6,137
211	Myers Industries, Inc.	4,271
123	Neenah Paper, Inc.	5,165
291	Noranda Aluminum Holding Corp.	818
232	Olin Corp.	5,761
58	Olympic Steel, Inc.	1,628
258	OM Group, Inc.*	8,498
40	P. H. Glatfelter Co.	1,120
69	Penford Corp.*	848
86	Quaker Chemical Corp.	6,969
603	Resolute Forest Products, Inc.*	9,769
270	RTI International Metals, Inc.*	9,415
210	Schnitzer Steel Industries, Inc., Class A	6,433
75	Schweitzer-Mauduit International, Inc.	3,871
432	Sensient Technologies Corp.	21,228
66	Stepan Co.	4,188
1,019	Stillwater Mining Co.*	11,443
604	SunCoke Energy, Inc.*	13,693
15	Taminco Corp.*	323
13	Texas Industries, Inc.*	756
134	Tredegar Corp.	3,508
48	UFP Technologies, Inc.*	1,229
1	United States Lime & Minerals, Inc.*	58
60	Universal Stainless & Alloy Products, Inc.*	2,181
351	Walter Energy, Inc.	4,995
22	Wausau Paper Corp.	267
122	Zep, Inc.	2,350
237	Zoltek Cos., Inc.*	3,965
		311,772
	Telecommunication Services — 0.3%

160	Boingo Wireless, Inc.*	1,045
219	Cbeyond, Inc.*	1,215
1,215	Cincinnati Bell, Inc.*	3,888
26	Fairpoint Communications, Inc.*	242
89	Hawaiian Telcom Holdco, Inc.*	2,699
9	IDT Corp., Class B	200
31	inContact, Inc.*	232
170	Inteliquent, Inc.	1,970
554	Iridium Communications, Inc.*	3,407
362	Leap Wireless International, Inc.*	6,013
52	magicJack VocalTec Ltd.*	596
1,485	NII Holdings, Inc.*	3,772
313	ORBCOMM, Inc.*	1,947
333	Premiere Global Services, Inc.*	3,107
21	Shenandoah Telecommunications Co.	525
4	Straight Path Communications, Inc., Class B*	32
133	Towerstream Corp.*	311
187	USA Mobility, Inc.	2,747
1,341	Vonage Holdings Corp.*	4,439
		38,387
	Utilities — 3.2%

345	ALLETE, Inc.	17,002
305	American States Water Co.	8,900

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
65	Artesian Resources Corp., Class A	$1,540
1,034	Atlantic Power Corp.	3,826
517	Avista Corp.	14,088
384	Black Hills Corp.	19,304
412	California Water Service Group	9,418
83	Chesapeake Utilities Corp.	4,829
522	Cleco Corp.	23,861
93	Connecticut Water Service, Inc.	3,232
126	Consolidated Water Co., Ltd.	1,584
59	Delta Natural Gas Co., Inc.	1,312
863	Dynegy, Inc.*	18,477
347	El Paso Electric Co.	12,502
368	Empire District Electric Co. (The)	8,354
111	Genie Energy Ltd., Class B*	1,865
434	IDACORP, Inc.	22,429
282	Laclede Group, Inc. (The)	13,003
199	MGE Energy, Inc.	11,134
137	Middlesex Water Co.	3,011
361	New Jersey Resources Corp.	16,494
233	Northwest Natural Gas Co.	9,909
327	NorthWestern Corp.	14,381
194	NRG Yield, Inc., Class A	7,013
152	Ormat Technologies, Inc.	3,812
313	Otter Tail Corp.	9,252
652	Piedmont Natural Gas Co., Inc.	21,614
687	PNM Resources, Inc.	15,986
653	Portland General Electric Co.	19,466
97	SJW Corp.	2,664
224	South Jersey Industries, Inc.	12,701
400	Southwest Gas Corp.	21,224
487	UIL Holdings Corp.	18,277
119	Unitil Corp.	3,601
336	UNS Energy Corp.	16,088
446	WGL Holdings, Inc.	17,773
29	York Water Co.	635
		410,561
	Total Common Stocks
	(Cost $6,250,094)	6,868,135

	Investment Companies (a) — 0.0%‡
	Financials — 0.0%‡

74	Firsthand Technology Value Fund, Inc.*	1,565
104	Stellus Capital Investment Corp.	1,606
		3,171
	Total Investment Companies
	(Cost $3,079)	3,171

No. of Rights
	Rights — 0.0%‡
78	Peapack Gladstone Financial Corp., expiring 12/09/13 at $17.00*^	28
	Total Rights
	(Cost $—)	28

No. of Warrants
Warrants — 0.0%‡
101	Magnum Hunter Resources Corp., expiring 04/15/16 at $8.50*^	—
Total Warrants
	(Cost $—)	—

Principal Amount
	U.S. Government & Agency Security (a) — 13.7%
	Federal Home Loan Bank
$1,726,230	0.00%, due 12/02/13	1,726,230
	Total U.S. Government & Agency Security (Cost $1,726,230)	1,726,230

	Repurchase Agreements (a)(b) — 25.6%
3,230,576	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $3,230,592	3,230,576
	Total Repurchase Agreements (Cost $3,230,576)	3,230,576

	Total Investment Securities
	(Cost $11,209,979) — 93.7%	11,828,140
	Other assets less liabilities — 6.3%	797,093
	Net Assets — 100.0%	$12,625,233

*                               Non-income producing security.

^                                Security fair valued in accordance with procedures adopted by the Board of Trustees. At November 30, 2013, the value of these securities amounted to $419 or 0.00% of net assets.

‡                               Amount represents less than 0.05%.

(a)                       A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $722,886.

(b)                       The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT      Real Estate Investment Trust

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,193,445
Aggregate gross unrealized depreciation	(612,211)
Net unrealized appreciation	$581,234
Federal income tax cost of investments	$11,246,906

See accompanying notes to the financial statements.

Swap Agreements‡

Ultra Russell2000 Value had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Value Index	11/06/15	$231,466	$8,505

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Value Index	12/06/13	9,273,548	315,974

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell 2000® Value Index	11/06/15	5,080,182	179,440

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Value Index	11/06/14	1,906,161	264,232

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Value Index	12/06/13	1,725,419	62,735

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 2000 Value Index Fund	12/06/13	110,399	3,822

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell 2000 Value Index Fund	11/06/15	51,017	1,768

			$836,476

‡  Total return based on the underlying index less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was (0.06)%.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2013 (Unaudited)

Ultra Russell2000 Growth

Shares		Value
	Common Stocks (a) — 33.3%
	Consumer Discretionary — 5.6%

114	1-800-Flowers.com, Inc., Class A*	$580
446	Aeropostale, Inc.*	4,603
136	AFC Enterprises, Inc.*	5,928
265	American Axle & Manufacturing Holdings, Inc.*	5,300
100	American Public Education, Inc.*	4,519
35	America’s Car-Mart, Inc.*	1,471
268	Ann, Inc.*	9,560
75	Arctic Cat, Inc.	4,220
156	Asbury Automotive Group, Inc.*	8,100
10	Ascent Capital Group, Inc., Class A*	860
15	Barnes & Noble, Inc.*	252
2	Beasley Broadcasting Group, Inc., Class A	18
80	Beazer Homes USA, Inc.*	1,665
194	Belo Corp., Class A	2,664
96	Big 5 Sporting Goods Corp.	1,788
140	BJ’s Restaurants, Inc.*	4,150
314	Bloomin’ Brands, Inc.*	8,227
70	Blue Nile, Inc.*	3,224
53	Blyth, Inc.	662
17	Bob Evans Farms, Inc.	945
72	Bon-Ton Stores, Inc. (The)	1,280
394	Boyd Gaming Corp.*	4,511
103	Bravo Brio Restaurant Group, Inc.*	1,645
67	Bright Horizons Family Solutions, Inc.*	2,335
153	Brown Shoe Co., Inc.	3,937
486	Brunswick Corp.	22,210
159	Buckle, Inc. (The)	8,437
106	Buffalo Wild Wings, Inc.*	15,925
203	Caesars Entertainment Corp.*	4,149
63	Capella Education Co.*	4,140
37	Carmike Cinemas, Inc.*	886
89	Carriage Services, Inc.	1,671
31	Cato Corp. (The), Class A	1,055
36	Cavco Industries, Inc.*	2,429
101	CEC Entertainment, Inc.	4,843
303	Cheesecake Factory, Inc. (The)	14,771
45	Children’s Place Retail Stores, Inc. (The)*	2,475
207	Christopher & Banks Corp.*	1,298
78	Churchill Downs, Inc.*	7,008
92	Chuy’s Holdings, Inc.*	3,205
5	Citi Trends, Inc.*	83
128	Conn’s, Inc.*	7,722
42	Cooper Tire & Rubber Co.	1,033
9	Core-Mark Holding Co., Inc.	664
112	Cracker Barrel Old Country Store, Inc.	12,151
432	Crocs, Inc.*	5,962
42	Crown Media Holdings, Inc., Class A*	141
40	Culp, Inc.	809
381	Cumulus Media, Inc., Class A*	2,659
69	Dana Holding Corp.	1,399
27	Del Frisco’s Restaurant Group, Inc.*	572
403	Denny’s Corp.*	2,902
69	Destination Maternity Corp.	2,107
48	Diamond Resorts International, Inc.*	858
49	DineEquity, Inc.	4,122
61	Diversified Restaurant Holdings, Inc.*	345
143	Dorman Products, Inc.	7,119
130	Drew Industries, Inc.	7,047
137	Education Management Corp.*	1,582
33	Einstein Noah Restaurant Group, Inc.	528
313	Entravision Communications Corp., Class A	2,069
121	Ethan Allen Interiors, Inc.	3,739
56	EveryWare Global, Inc.*	457
485	Express, Inc.*	11,936
112	Fiesta Restaurant Group, Inc.*	5,485
96	Finish Line, Inc. (The), Class A	2,535
187	Five Below, Inc.*	9,941
28	Fox Factory Holding Corp.*	515
250	Francesca’s Holdings Corp.*	4,905
72	G-III Apparel Group Ltd.*	4,338
98	Genesco, Inc.*	7,341
190	Gentherm, Inc.*	4,590
13	Global Sources Ltd.*	100
12	Gordmans Stores, Inc.	125
258	Grand Canyon Education, Inc.*	11,749
19	Gray Television, Inc.*	233
26	Haverty Furniture Cos., Inc.	741
49	Hemisphere Media Group, Inc.*	546
148	Hibbett Sports, Inc.*	9,556
312	Hillenbrand, Inc.	8,767
452	Hovnanian Enterprises, Inc., Class A*	2,319
192	HSN, Inc.	11,021
151	Iconix Brand Group, Inc.*	5,992
41	Ignite Restaurant Group, Inc.*	506
224	Interval Leisure Group, Inc.	5,999
160	iRobot Corp.*	5,314
133	ITT Educational Services, Inc.*	5,186
202	Jack in the Box, Inc.*	9,565
95	Jamba, Inc.*	1,121
24	JoS. A. Bank Clothiers, Inc.*	1,364
23	JTH Holding, Inc., Class A*	560
155	K12, Inc.*	3,261
474	KB Home	8,309
56	Kirkland’s, Inc.*	1,435
372	Krispy Kreme Doughnuts, Inc.*	9,441
77	La-Z-Boy, Inc.	2,253
119	Libbey, Inc.*	2,737
129	Life Time Fitness, Inc.*	6,258
344	LifeLock, Inc.*	5,924
41	Lincoln Educational Services Corp.	219
126	Lithia Motors, Inc., Class A	8,326
74	Loral Space & Communications, Inc.	5,841
156	Lumber Liquidators Holdings, Inc.*	15,708
39	M/I Homes, Inc.*	857
8	Mac-Gray Corp.	170
59	Marine Products Corp.	568
69	Matthews International Corp., Class A	2,910
77	Mattress Firm Holding Corp.*	2,859
276	McClatchy Co. (The), Class A*	867
45	MDC Holdings, Inc.	1,360
72	MDC Partners, Inc., Class A	1,627
169	Meritage Homes Corp.*	7,365
26	Monarch Casino & Resort, Inc.*	462
178	Monro Muffler Brake, Inc.	9,445
62	Morgans Hotel Group Co.*	499
5	Movado Group, Inc.	228
164	Multimedia Games Holding Co., Inc.*	4,756
16	Nathan’s Famous, Inc.*	844
97	National CineMedia, Inc.	1,809

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
176	Nautilus, Inc.*	$1,332
97	New York & Co., Inc.*	498
167	Nexstar Broadcasting Group, Inc., Class A	8,295
27	Noodles & Co.*	1,097
162	Nutrisystem, Inc.	3,188
348	Office Depot, Inc.*	1,893
137	Orbitz Worldwide, Inc.*	948
159	Outerwall, Inc.*	10,876
64	Overstock.com, Inc.*	1,792
76	Oxford Industries, Inc.	5,715
231	Pacific Sunwear of California, Inc.*	672
91	Papa John’s International, Inc.	7,724
53	Penske Automotive Group, Inc.	2,354
114	PetMed Express, Inc.	1,799
539	Pier 1 Imports, Inc.	12,014
306	Pinnacle Entertainment, Inc.*	7,693
264	Pool Corp.	14,795
550	Quiksilver, Inc.*	4,895
4	R.G. Barry Corp.	77
59	ReachLocal, Inc.*	746
70	Red Robin Gourmet Burgers, Inc.*	5,580
56	Rentrak Corp.*	2,234
100	Restoration Hardware Holdings, Inc.*	7,550
39	RetailMeNot, Inc.*	1,118
204	Ruth’s Hospitality Group, Inc.	2,934
262	Ryland Group, Inc. (The)	10,354
8	Saga Communications, Inc., Class A	413
203	Scientific Games Corp., Class A*	3,644
31	Sears Hometown and Outlet Stores, Inc.*	991
297	Select Comfort Corp.*	6,270
216	Shutterfly, Inc.*	10,202
388	Sinclair Broadcast Group, Inc., Class A	12,734
317	Smith & Wesson Holding Corp.*	3,747
57	Sonic Automotive, Inc., Class A	1,352
254	Sonic Corp.*	5,027
387	Sotheby’s	19,838
81	Standard Motor Products, Inc.	2,812
83	Stein Mart, Inc.	1,223
27	Steiner Leisure Ltd.*	1,597
342	Steven Madden Ltd.*	13,324
373	Stewart Enterprises, Inc., Class A	4,942
30	Stock Building Supply Holdings, Inc.*	549
136	Stoneridge, Inc.*	1,756
61	Strayer Education, Inc.*	2,266
109	Sturm Ruger & Co., Inc.	8,385
346	Tenneco, Inc.*	19,860
354	Texas Roadhouse, Inc.	9,905
105	Tile Shop Holdings, Inc.*	1,759
52	Tilly’s, Inc., Class A*	626
35	Tower International, Inc.*	752
4	TRI Pointe Homes, Inc.*	79
272	Tumi Holdings, Inc.*	6,528
13	UCP, Inc., Class A*	195
8	Universal Electronics, Inc.*	304
204	Vail Resorts, Inc.	15,461
195	ValueVision Media, Inc., Class A*	1,123
123	Vera Bradley, Inc.*	3,090
125	Vitacost.com, Inc.*	718
172	Vitamin Shoppe, Inc.*	9,334
21	WCI Communities, Inc.*	408
505	Wet Seal, Inc. (The), Class A*	1,682
2	Weyco Group, Inc.	59
78	William Lyon Homes, Class A*	1,696
13	Winmark Corp.	1,113
159	Winnebago Industries, Inc.*	4,923
570	Wolverine World Wide, Inc.	18,759
17	World Wrestling Entertainment, Inc., Class A	260
120	Zumiez, Inc.*	3,332
		802,915
	Consumer Staples — 1.7%

14	Alico, Inc.	546
77	Annie’s, Inc.*	3,538
7	Arden Group, Inc., Class A	910
300	B&G Foods, Inc.	10,389
47	Boston Beer Co., Inc. (The), Class A*	11,506
320	Boulder Brands, Inc.*	4,899
70	Calavo Growers, Inc.	2,158
72	Cal-Maine Foods, Inc.	3,956
217	Casey’s General Stores, Inc.	16,149
29	Central Garden and Pet Co., Class A*	227
94	Chefs’ Warehouse, Inc. (The)*	2,412
26	Coca-Cola Bottling Co. Consolidated	1,765
23	Craft Brew Alliance, Inc.*	408
180	Darling International, Inc.*	3,731
124	Elizabeth Arden, Inc.*	4,902
37	Fairway Group Holdings Corp.*	703
34	Farmer Bros Co.*	694
124	Female Health Co. (The)	1,136
218	Hain Celestial Group, Inc. (The)*	18,026
32	Harris Teeter Supermarkets, Inc.	1,580
65	Inter Parfums, Inc.	2,366
80	Inventure Foods, Inc.*	1,023
85	J&J Snack Foods Corp.	7,303
105	Lancaster Colony Corp.	9,099
645	Lifevantage Corp.*	1,238
26	Lifeway Foods, Inc.	393
57	Limoneira Co.	1,502
78	Medifast, Inc.*	2,113
64	National Beverage Corp.	1,352
51	Natural Grocers by Vitamin Cottage, Inc.*	1,876
7	Oil-Dri Corp. of America	282
9	Omega Protein Corp.*	122
30	Orchids Paper Products Co.	982
9	Pantry, Inc. (The)*	129
344	Pilgrim’s Pride Corp.*	5,635
290	Prestige Brands Holdings, Inc.*	10,220
107	PriceSmart, Inc.	13,353
21	Revlon, Inc., Class A*	554
2,516	Rite Aid Corp.*	14,895
131	Sanderson Farms, Inc.	8,953
41	Snyder’s-Lance, Inc.	1,181
122	Spectrum Brands Holdings, Inc.	8,611
945	Star Scientific, Inc.*	1,228
855	SUPERVALU, Inc.*	5,515
102	Susser Holdings Corp.*	6,530
89	Synutra International, Inc.*	797
104	Tootsie Roll Industries, Inc.	3,333
134	TreeHouse Foods, Inc.*	9,400
280	United Natural Foods, Inc.*	19,278
34	USANA Health Sciences, Inc.*	2,486
265	Vector Group Ltd.	4,341
24	Village Super Market, Inc., Class A	930

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
88	WD-40 Co.	$6,623
		243,278
	Energy — 1.3%

466	Abraxas Petroleum Corp.*	1,678
1	Adams Resources & Energy, Inc.	57
149	Amyris, Inc.*	414
8	Apco Oil and Gas International, Inc.*	126
111	Approach Resources, Inc.*	2,352
40	Athlon Energy, Inc.*	1,305
95	Berry Petroleum Co., Class A	4,780
81	Bill Barrett Corp.*	2,178
167	Bonanza Creek Energy, Inc.*	7,660
49	CARBO Ceramics, Inc.	6,029
196	Carrizo Oil & Gas, Inc.*	7,926
387	Clean Energy Fuels Corp.*	4,834
14	Contango Oil & Gas Co.	660
247	Crosstex Energy, Inc.	8,028
138	Delek U.S. Holdings, Inc.	4,176
111	Diamondback Energy, Inc.*	5,521
55	EPL Oil & Gas, Inc.*	1,576
97	Evolution Petroleum Corp.*	1,199
395	EXCO Resources, Inc.	2,090
88	Forest Oil Corp.*	389
111	Forum Energy Technologies, Inc.*	2,998
303	FX Energy, Inc.*	1,036
315	Gastar Exploration, Inc.*	1,855
73	Geospace Technologies Corp.*	6,371
11	Global Geophysical Services, Inc.*	17
178	Goodrich Petroleum Corp.*	3,425
11	Hornbeck Offshore Services, Inc.*	557
165	ION Geophysical Corp.*	637
5	Isramco, Inc.*	630
24	Jones Energy, Inc., Class A*	347
249	KiOR, Inc., Class A*	588
1,507	Kodiak Oil & Gas Corp.*	17,089
306	Magnum Hunter Resources Corp.*	2,215
24	Matrix Service Co.*	533
395	Newpark Resources, Inc.*	4,764
43	Nuverra Environmental Solutions, Inc.*	74
37	Panhandle Oil and Gas, Inc., Class A	1,225
303	PetroQuest Energy, Inc.*	1,242
4	PHI, Inc. (Non-Voting)*	170
120	Quicksilver Resources, Inc.*	350
25	Renewable Energy Group, Inc.*	284
1,283	Rentech, Inc.	2,322
3	REX American Resources Corp.*	98
257	Rex Energy Corp.*	4,929
67	RigNet, Inc.*	2,846
347	Rosetta Resources, Inc.*	17,548
14	Sanchez Energy Corp.*	359
10	SEACOR Holdings, Inc.	931
222	SemGroup Corp., Class A	13,626
272	Solazyme, Inc.*	2,437
288	Synergy Resources Corp.*	2,719
187	Targa Resources Corp.	15,164
82	TGC Industries, Inc.	590
71	Triangle Petroleum Corp.*	754
486	Uranium Energy Corp.*	943
138	Ur-Energy, Inc.*	161
166	Vaalco Energy, Inc.*	1,004
174	Western Refining, Inc.	6,798
89	ZaZa Energy Corp.*	94
		182,708
	Financials — 2.4%

57	Acadia Realty Trust (REIT)	1,480
12	Alexander’s, Inc. (REIT)	3,867
53	Ambac Financial Group, Inc.*	1,254
28	American Equity Investment Life Holding Co.	664
147	American Realty Capital Properties, Inc. (REIT)	1,927
142	AmTrust Financial Services, Inc.	5,937
52	Argo Group International Holdings Ltd.	2,459
6	Aviv REIT, Inc. (REIT)	154
126	Bank of the Ozarks, Inc.	7,075
722	BGC Partners, Inc., Class A	4,260
69	BofI Holding, Inc.*	5,655
2	Cascade Bancorp*	10
107	Cohen & Steers, Inc.	4,292
58	Consumer Portfolio Services, Inc.*	428
117	CoreSite Realty Corp. (REIT)	3,786
55	Crawford & Co., Class B	569
40	Credit Acceptance Corp.*	5,166
16	Diamond Hill Investment Group, Inc.	1,988
154	DuPont Fabros Technology, Inc. (REIT)	3,614
7	Eastern Insurance Holdings, Inc.	171
161	EastGroup Properties, Inc. (REIT)	9,755
104	eHealth, Inc.*	4,712
123	Employers Holdings, Inc.	4,015
111	Encore Capital Group, Inc.*	5,294
19	Enstar Group Ltd.*	2,647
180	Evercore Partners, Inc., Class A	9,873
277	Financial Engines, Inc.	18,767
165	First Cash Financial Services, Inc.*	10,491
5	First Federal Bancshares of Arkansas, Inc.*	46
122	First Financial Bankshares, Inc.	8,098
22	Forestar Group, Inc.*	426
207	FXCM, Inc., Class A	3,449
35	GAMCO Investors, Inc., Class A	2,947
177	Geo Group, Inc. (The) (REIT)	5,806
736	Glimcher Realty Trust (REIT)	7,147
160	Greenhill & Co., Inc.	8,754
39	Greenlight Capital Re Ltd., Class A*	1,326
4	Hallmark Financial Services, Inc.*	38
83	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,029
53	HCI Group, Inc.	2,639
26	Health Insurance Innovations, Inc., Class A*	312
211	Healthcare Realty Trust, Inc. (REIT)	4,669
158	HFF, Inc., Class A	4,048
157	Highwoods Properties, Inc. (REIT)	5,639
68	Home BancShares, Inc./AR	2,459
14	ICG Group, Inc.*	241
32	Infinity Property & Casualty Corp.	2,283
417	Inland Real Estate Corp. (REIT)	4,520
25	INTL FCStone, Inc.*	520
32	Investors Real Estate Trust (REIT)	282
176	KCG Holdings, Inc., Class A*	2,103
31	Kennedy-Wilson Holdings, Inc.	638
585	Ladenburg Thalmann Financial Services, Inc.*	1,749
171	LTC Properties, Inc. (REIT)	6,585
37	Maiden Holdings Ltd.	468
14	Main Street Capital Corp.	461

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
212	MarketAxess Holdings, Inc.	$14,918
16	Meadowbrook Insurance Group, Inc.	118
3	Meridian Interstate Bancorp, Inc.*	66
1,012	MGIC Investment Corp.*	8,207
139	National Health Investors, Inc. (REIT)	8,183
11	National Interstate Corp.	316
75	Northfield Bancorp, Inc./NJ	975
80	Oritani Financial Corp.	1,303
1	Penns Woods Bancorp, Inc.	52
12	Physicians Realty Trust (REIT)	143
288	Portfolio Recovery Associates, Inc.*	16,819
230	Potlatch Corp. (REIT)	9,166
103	PS Business Parks, Inc. (REIT)	8,067
64	Pzena Investment Management, Inc., Class A	602
268	Radian Group, Inc.	3,822
2	RCS Capital Corp., Class A	32
16	Regional Management Corp.*	538
28	Rexford Industrial Realty, Inc. (REIT)*	390
38	Roma Financial Corp.*	754
162	Ryman Hospitality Properties, Inc. (REIT)	6,783
87	Sabra Health Care REIT, Inc. (REIT)	2,321
44	Saul Centers, Inc. (REIT)	2,140
5	Silvercrest Asset Management Group, Inc., Class A*	80
163	Sovran Self Storage, Inc. (REIT)	10,879
865	Strategic Hotels & Resorts, Inc. (REIT)*	7,725
204	Sun Communities, Inc. (REIT)	8,323
72	Tejon Ranch Co.*	2,568
39	Third Point Reinsurance Ltd.*	650
24	Tower Group International Ltd.	100
21	Tree.com, Inc.	634
13	UMH Properties, Inc. (REIT)	125
9	United Fire Group, Inc.	268
68	Universal Health Realty Income Trust (REIT)	2,882
14	Universal Insurance Holdings, Inc.	174
105	Urstadt Biddle Properties, Inc., Class A (REIT)	2,001
38	Virtus Investment Partners, Inc.*	7,896
105	Washington Real Estate Investment Trust (REIT)	2,493
40	Westwood Holdings Group, Inc.	2,291
13	Winthrop Realty Trust (REIT)	150
570	WisdomTree Investments, Inc.*	8,732
53	World Acceptance Corp.*	4,893
29	ZAIS Financial Corp. (REIT)	496
		348,067
	Health Care — 7.0%

126	Abaxis, Inc.	4,533
220	Abiomed, Inc.*	6,290
201	Acadia Healthcare Co., Inc.*	9,286
376	ACADIA Pharmaceuticals, Inc.*	8,757
63	Accelerate Diagnostics, Inc.*	853
334	Accretive Health, Inc.*	2,832
421	Accuray, Inc.*	3,360
132	AcelRx Pharmaceuticals, Inc.*	1,291
548	Achillion Pharmaceuticals, Inc.*	1,896
230	Acorda Therapeutics, Inc.*	8,006
3	Addus HomeCare Corp.*	87
163	Aegerion Pharmaceuticals, Inc.*	11,562
33	Agios Pharmaceuticals, Inc.*	579
221	Air Methods Corp.	12,367
330	Akorn, Inc.*	8,497
415	Align Technology, Inc.*	22,676
97	Alimera Sciences, Inc.*	244
11	Alliance HealthCare Services, Inc.*	318
311	Alnylam Pharmaceuticals, Inc.*	19,033
122	AMAG Pharmaceuticals, Inc.*	2,993
173	Amicus Therapeutics, Inc.*	424
262	AMN Healthcare Services, Inc.*	3,637
177	Ampio Pharmaceuticals, Inc.*	1,404
53	Amsurg Corp.*	2,561
144	Anacor Pharmaceuticals, Inc.*	2,016
31	Analogic Corp.	2,995
40	Anika Therapeutics, Inc.*	1,374
640	Antares Pharma, Inc.*	2,522
29	Aratana Therapeutics, Inc.*	574
1,089	Arena Pharmaceuticals, Inc.*	7,100
317	Arqule, Inc.*	770
663	Array BioPharma, Inc.*	3,792
131	ArthroCare Corp.*	4,941
209	athenahealth, Inc.*	27,414
119	AtriCure, Inc.*	1,864
9	Atrion Corp.	2,533
280	Auxilium Pharmaceuticals, Inc.*	5,715
824	AVANIR Pharmaceuticals, Inc., Class A*	3,659
170	BioDelivery Sciences International, Inc.*	816
177	Biolase, Inc.*	315
139	Bio-Reference Labs, Inc.*	4,059
79	BioScrip, Inc.*	538
209	BioTime, Inc.*	834
33	Bluebird Bio, Inc.*	674
350	Cadence Pharmaceuticals, Inc.*	3,157
83	Cambrex Corp.*	1,618
186	Cantel Medical Corp.	6,941
163	Capital Senior Living Corp.*	3,640
119	Cardiovascular Systems, Inc.*	3,951
639	Cell Therapeutics, Inc.*	1,240
429	Celldex Therapeutics, Inc.*	11,909
19	Cellular Dynamics International, Inc.*	295
112	Cempra, Inc.*	1,448
309	Centene Corp.*	18,457
381	Cepheid, Inc.*	17,305
396	Cerus Corp.*	2,649
380	Chelsea Therapeutics International Ltd.*	1,471
107	Chemed Corp.	8,338
140	ChemoCentryx, Inc.*	724
48	Chimerix, Inc.*	769
15	Chindex International, Inc.*	256
91	Clovis Oncology, Inc.*	5,485
63	Computer Programs & Systems, Inc.	3,876
29	Conatus Pharmaceuticals, Inc.*	185
303	Corcept Therapeutics, Inc.*	651
152	Coronado Biosciences, Inc.*	249
65	Corvel Corp.*	3,009
12	CryoLife, Inc.	133
347	Curis, Inc.*	1,110
157	Cyberonics, Inc.*	10,789
38	Cynosure, Inc., Class A*	984
121	Cytokinetics, Inc.*	785
279	Cytori Therapeutics, Inc.*	759
894	Dendreon Corp.*	2,655

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
321	Depomed, Inc.*	$2,831
402	DexCom, Inc.*	13,302
75	Durata Therapeutics, Inc.*	924
686	Dyax Corp.*	5,831
912	Dynavax Technologies Corp.*	1,614
27	Emergent Biosolutions, Inc.*	606
229	Emeritus Corp.*	5,155
21	Enanta Pharmaceuticals, Inc.*	568
172	Endocyte, Inc.*	1,985
356	Endologix, Inc.*	6,362
105	Ensign Group, Inc. (The)	4,743
34	Epizyme, Inc.*	712
21	Esperion Therapeutics, Inc.*	251
400	Exact Sciences Corp.*	4,912
10	Exactech, Inc.*	249
172	ExamWorks Group, Inc.*	5,076
1,043	Exelixis, Inc.*	6,081
127	Fibrocell Science, Inc.*	521
144	Fluidigm Corp.*	4,576
37	Furiex Pharmaceuticals, Inc.*	1,665
581	Galena Biopharma, Inc.*	2,336
204	GenMark Diagnostics, Inc.*	2,428
94	Genomic Health, Inc.*	3,307
177	Gentiva Health Services, Inc.*	2,186
310	Globus Medical, Inc., Class A*	5,971
149	GTx, Inc.*	252
290	Haemonetics Corp.*	12,255
504	Halozyme Therapeutics, Inc.*	7,439
85	Hanger, Inc.*	3,301
3	Harvard Apparatus Regenerative Technology, Inc.*	15
7	Harvard Bioscience, Inc.*	32
414	HealthSouth Corp.	14,817
114	HealthStream, Inc.*	3,835
127	Healthways, Inc.*	1,779
93	HeartWare International, Inc.*	8,965
22	Hi-Tech Pharmacal Co., Inc.	955
498	HMS Holdings Corp.*	11,409
150	Horizon Pharma, Inc.*	1,083
47	Hyperion Therapeutics, Inc.*	1,200
67	ICU Medical, Inc.*	4,401
498	Idenix Pharmaceuticals, Inc.*	2,674
367	ImmunoGen, Inc.*	5,332
392	Immunomedics, Inc.*	1,693
272	Infinity Pharmaceuticals, Inc.*	3,974
196	Insmed, Inc.*	3,175
304	Insulet Corp.*	11,254
29	Insys Therapeutics, Inc.*	1,279
61	Integra LifeSciences Holdings Corp.*	2,833
41	Intercept Pharmaceuticals, Inc.*	2,147
430	InterMune, Inc.*	5,947
56	Intrexon Corp.*	1,282
95	IPC The Hospitalist Co., Inc.*	5,974
528	Ironwood Pharmaceuticals, Inc.*	6,030
637	Isis Pharmaceuticals, Inc.*	24,690
68	KaloBios Pharmaceuticals, Inc.*	288
464	Keryx Biopharmaceuticals, Inc.*	6,445
67	KYTHERA Biopharmaceuticals, Inc.*	2,612
54	Landauer, Inc.	2,862
106	Lannett Co., Inc.*	3,131
1,200	Lexicon Pharmaceuticals, Inc.*	2,880
101	Ligand Pharmaceuticals, Inc., Class B*	5,624
212	Luminex Corp.*	4,149
239	MAKO Surgical Corp.*	7,160
845	MannKind Corp.*	4,217
276	Masimo Corp.*	7,902
346	MedAssets, Inc.*	7,453
33	Medical Action Industries, Inc.*	284
359	Medicines Co. (The)*	13,143
150	Medidata Solutions, Inc.*	17,836
54	MEI Pharma, Inc.*	428
371	Merge Healthcare, Inc.*	868
236	Meridian Bioscience, Inc.	5,801
549	Merrimack Pharmaceuticals, Inc.*	2,163
478	MiMedx Group, Inc.*	3,011
161	Molina Healthcare, Inc.*	5,410
224	Momenta Pharmaceuticals, Inc.*	3,985
73	MWI Veterinary Supply, Inc.*	13,298
310	Nanosphere, Inc.*	713
22	National Research Corp., Class A*	403
101	Natus Medical, Inc.*	2,326
578	Navidea Biopharmaceuticals, Inc.*	936
453	Nektar Therapeutics*	5,690
205	Neogen Corp.*	10,403
187	NeoGenomics, Inc.*	654
378	Neurocrine Biosciences, Inc.*	3,712
96	NewLink Genetics Corp.*	2,160
1,056	Novavax, Inc.*	3,928
366	NPS Pharmaceuticals, Inc.*	9,666
53	NuVasive, Inc.*	1,762
339	NxStage Medical, Inc.*	3,461
169	Omeros Corp.*	1,333
111	Omnicell, Inc.*	2,692
83	OncoGenex Pharmaceutical, Inc.*	713
23	OncoMed Pharmaceuticals, Inc.*	310
29	Onconova Therapeutics, Inc.*	425
1,072	Opko Health, Inc.*	11,299
538	Orexigen Therapeutics, Inc.*	3,675
94	Osiris Therapeutics, Inc.*	1,653
51	OvaScience, Inc.*	488
77	Owens & Minor, Inc.	2,939
156	Pacira Pharmaceuticals, Inc.*	8,610
323	PAREXEL International Corp.*	13,314
794	PDL BioPharma, Inc.	7,757
860	Peregrine Pharmaceuticals, Inc.*	1,178
25	PhotoMedex, Inc.*	304
62	Portola Pharmaceuticals, Inc.*	1,550
272	Progenics Pharmaceuticals, Inc.*	1,393
61	Providence Service Corp. (The)*	1,673
47	PTC Therapeutics, Inc.*	736
125	Puma Biotechnology, Inc.*	6,224
226	Quality Systems, Inc.	5,279
295	Questcor Pharmaceuticals, Inc.	17,113
160	Quidel Corp.*	4,026
339	Raptor Pharmaceutical Corp.*	4,709
33	Receptos, Inc.*	764
58	Regulus Therapeutics, Inc.*	365
178	Repligen Corp.*	2,398
130	Repros Therapeutics, Inc.*	2,229
36	Rockwell Medical, Inc.*	527
107	Sagent Pharmaceuticals, Inc.*	2,430
346	Sangamo Biosciences, Inc.*	4,225
315	Santarus, Inc.*	10,137
190	Sarepta Therapeutics, Inc.*	3,542
224	Sciclone Pharmaceuticals, Inc.*	1,093
654	Sequenom, Inc.*	1,720
198	SIGA Technologies, Inc.*	699
104	Skilled Healthcare Group, Inc., Class A*	535
229	Spectranetics Corp. (The)*	5,327

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
195	Staar Surgical Co.*	$2,461
52	Stemline Therapeutics, Inc.*	1,074
335	STERIS Corp.	15,457
77	Sucampo Pharmaceuticals, Inc., Class A*	573
183	Sunesis Pharmaceuticals, Inc.*	924
84	Supernus Pharmaceuticals, Inc.*	607
82	SurModics, Inc.*	1,978
109	Synageva BioPharma Corp.*	6,585
458	Synergy Pharmaceuticals, Inc.*	2,102
230	Synta Pharmaceuticals Corp.*	1,166
390	Team Health Holdings, Inc.*	18,225
165	TearLab Corp.*	1,546
76	TESARO, Inc.*	2,964
66	Tetraphase Pharmaceuticals, Inc.*	776
89	TG Therapeutics, Inc.*	392
490	TherapeuticsMD, Inc.*	2,396
326	Thoratec Corp.*	12,835
267	Threshold Pharmaceuticals, Inc.*	1,316
8	Triple-S Management Corp., Class B*	162
68	U.S. Physical Therapy, Inc.	2,296
552	Unilife Corp.*	2,456
19	Utah Medical Products, Inc.	1,011
188	Vanda Pharmaceuticals, Inc.*	2,207
93	Vascular Solutions, Inc.*	1,939
99	Verastem, Inc.*	1,047
394	Vical, Inc.*	457
371	ViroPharma, Inc.*	18,368
571	Vivus, Inc.*	5,721
101	Vocera Communications, Inc.*	1,795
309	Volcano Corp.*	7,036
393	West Pharmaceutical Services, Inc.	19,619
37	XenoPort, Inc.*	198
346	XOMA Corp.*	1,654
100	ZELTIQ Aesthetics, Inc.*	1,754
381	ZIOPHARM Oncology, Inc.*	1,593
407	Zogenix, Inc.*	1,315
		1,003,196
	Industrials — 5.2%

159	AAON, Inc.	4,892
80	Acacia Research Corp.	1,190
213	Accuride Corp.*	748
31	Aceto Corp.	667
126	Acorn Energy, Inc.	481
243	Acuity Brands, Inc.	24,915
202	Advisory Board Co. (The)*	13,073
26	Aegion Corp.*	566
158	Aircastle Ltd.	2,958
24	Albany International Corp., Class A	882
85	Allegiant Travel Co.*	9,409
153	Altra Holdings, Inc.	4,648
7	American Science & Engineering, Inc.	502
56	American Woodmark Corp.*	2,021
116	Apogee Enterprises, Inc.	4,155
220	Applied Industrial Technologies, Inc.	10,644
86	Astronics Corp.*	4,507
1	Astronics Corp., Class B*	52
145	AZZ, Inc.	7,088
40	Barrett Business Services, Inc.	3,381
276	Beacon Roofing Supply, Inc.*	10,262
280	Blount International, Inc.*	4,057
192	BlueLinx Holdings, Inc.*	342
193	Brink’s Co. (The)	6,471
253	Builders FirstSource, Inc.	1,784
35	CAI International, Inc.*	805
1,729	Capstone Turbine Corp.*	2,058
199	Casella Waste Systems, Inc., Class A*	1,188
50	Ceco Environmental Corp.	797
8	Celadon Group, Inc.	167
154	Cenveo, Inc.*	528
172	Chart Industries, Inc.*	16,736
5	CIRCOR International, Inc.	397
282	CLARCOR, Inc.	17,069
51	Coleman Cable, Inc.	1,252
16	Columbus McKinnon Corp.*	443
54	Comfort Systems USA, Inc.	1,107
96	Commercial Vehicle Group, Inc.*	731
191	Corporate Executive Board Co. (The)	14,063
50	Costa, Inc.*	1,095
7	Cubic Corp.	392
187	Deluxe Corp.	9,292
116	Douglas Dynamics, Inc.	1,849
54	DXP Enterprises, Inc.*	5,291
70	Dycom Industries, Inc.*	1,981
101	Echo Global Logistics, Inc.*	2,079
14	Encore Wire Corp.	703
108	Energy Recovery, Inc.*	535
52	EnerNOC, Inc.*	892
89	EnerSys, Inc.	6,350
91	Enphase Energy, Inc.*	660
58	EnPro Industries, Inc.*	3,283
15	Erickson Air-Crane, Inc.*	284
43	ESCO Technologies, Inc.	1,465
33	ExOne Co. (The)*	1,762
75	Exponent, Inc.	5,803
354	Federal Signal Corp.*	5,533
49	Flow International Corp.*	197
171	Forward Air Corp.	7,387
35	Franklin Covey Co.*	712
255	Franklin Electric Co., Inc.	11,348
901	FuelCell Energy, Inc.*	1,243
133	Furmanite Corp.*	1,503
19	G&K Services, Inc., Class A	1,144
269	GenCorp, Inc.*	4,933
293	Generac Holdings, Inc.	15,605
21	General Cable Corp.	612
10	Global Brass & Copper Holdings, Inc.	165
61	Gorman-Rupp Co. (The)	2,566
83	GP Strategies Corp.*	2,476
57	Graham Corp.	2,131
30	Great Lakes Dredge & Dock Corp.	267
169	H&E Equipment Services, Inc.*	4,822
388	Healthcare Services Group, Inc.	11,248
198	Heartland Express, Inc.	3,629
377	HEICO Corp.	21,519
46	Heritage-Crystal Clean, Inc.*	856
333	Herman Miller, Inc.	10,626
244	HNI Corp.	9,672
33	Houston Wire & Cable Co.	446
210	Hub Group, Inc., Class A*	7,902
18	Huron Consulting Group, Inc.*	1,070
59	Hyster-Yale Materials Handling, Inc.	4,918
251	InnerWorkings, Inc.*	1,727
72	Innovative Solutions & Support, Inc.	554
128	Insperity, Inc.	4,512
96	Insteel Industries, Inc.	1,908
337	Interface, Inc.	6,757

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
165	John Bean Technologies Corp.	$4,877
99	Kaman Corp.	3,946
70	KEYW Holding Corp. (The)*	867
140	Kforce, Inc.	2,825
334	Knight Transportation, Inc.	5,969
185	Knoll, Inc.	3,284
72	Lindsay Corp.	5,500
5	LMI Aerospace, Inc.*	63
78	Manitex International, Inc.*	1,039
337	MasTec, Inc.*	10,666
242	Matson, Inc.	6,057
69	McGrath RentCorp	2,683
107	Middleby Corp. (The)*	23,630
161	Mine Safety Appliances Co.	8,021
91	Mistras Group, Inc.*	1,825
21	Mobile Mini, Inc.*	848
23	Moog, Inc., Class A*	1,579
159	Mueller Industries, Inc.	9,712
896	Mueller Water Products, Inc., Class A	7,715
43	Multi-Color Corp.	1,630
3	National Presto Industries, Inc.	230
99	NCI Building Systems, Inc.*	1,676
51	Nortek, Inc.*	3,725
416	Odyssey Marine Exploration, Inc.*	853
16	Omega Flex, Inc.*	329
259	On Assignment, Inc.*	8,814
19	Pacer International, Inc.*	173
49	Park-Ohio Holdings Corp.*	2,086
38	Patrick Industries, Inc.*	1,188
135	Pendrell Corp.*	289
127	Performant Financial Corp.*	1,332
188	PGT, Inc.*	1,880
80	Pike Corp.	841
81	Ply Gem Holdings, Inc.*	1,421
265	Polypore International, Inc.*	10,065
13	Power Solutions International, Inc.*	972
123	PowerSecure International, Inc.*	2,161
1	Preformed Line Products Co.	70
200	Primoris Services Corp.	5,752
97	Proto Labs, Inc.*	7,207
41	Quality Distribution, Inc.*	501
206	Raven Industries, Inc.	8,271
130	RBC Bearings, Inc.*	8,891
145	Republic Airways Holdings, Inc.*	1,633
158	Revolution Lighting Technologies, Inc.*	450
172	Rexnord Corp.*	4,181
52	Roadrunner Transportation Systems, Inc.*	1,424
26	RPX Corp.*	430
73	Rush Enterprises, Inc., Class A*	2,134
138	Saia, Inc.*	4,793
19	Simpson Manufacturing Co., Inc.	690
15	SkyWest, Inc.	254
342	Spirit Airlines, Inc.*	15,688
57	Standard Parking Corp.*	1,393
14	Standex International Corp.	825
54	Steelcase, Inc., Class A	882
8	Sterling Construction Co., Inc.*	97
122	Sun Hydraulics Corp.	5,242
476	Swift Transportation Co.*	11,019
90	TAL International Group, Inc.	4,918
291	Taser International, Inc.*	5,002
117	Team, Inc.*	4,788
66	Teledyne Technologies, Inc.*	6,120
104	Tennant Co.	6,787
28	Tetra Tech, Inc.*	801
40	Textainer Group Holdings Ltd.	1,553
154	Thermon Group Holdings, Inc.*	4,435
231	Titan International, Inc.	3,985
98	Trex Co., Inc.*	7,094
255	Trimas Corp.*	9,328
231	TrueBlue, Inc.*	5,900
46	UniFirst Corp.	4,703
31	Universal Truckload Services, Inc.	892
431	US Airways Group, Inc.*	10,120
104	US Ecology, Inc.	4,002
435	USG Corp.*	11,915
367	UTi Worldwide, Inc.	5,802
31	Wabash National Corp.*	376
141	WageWorks, Inc.*	8,079
146	Watsco, Inc.	14,010
12	Watts Water Technologies, Inc., Class A	721
74	Werner Enterprises, Inc.	1,781
50	Wesco Aircraft Holdings, Inc.*	1,044
79	West Corp.	1,819
390	Woodward, Inc.	16,731
62	Xerium Technologies, Inc.*	818
45	XPO Logistics, Inc.*	1,033
14	YRC Worldwide, Inc.*	126
		738,021
	Information Technology — 8.1%

227	ACI Worldwide, Inc.*	14,648
252	Actuate Corp.*	1,981
105	Acxiom Corp.*	3,494
219	ADTRAN, Inc.	5,624
209	Advanced Energy Industries, Inc.*	4,978
185	Advent Software, Inc.	6,503
65	Alliance Fiber Optic Products, Inc.*	959
105	Ambarella, Inc.*	2,604
137	American Software, Inc., Class A	1,322
7	Anaren, Inc.*	195
136	Angie’s List, Inc.*	1,771
89	Anixter International, Inc.*	7,868
415	Applied Micro Circuits Corp.*	5,208
584	ARRIS Group, Inc.*	11,984
647	Aruba Networks, Inc.*	11,542
501	Aspen Technology, Inc.*	19,805
136	AVG Technologies N.V.*	2,350
82	Badger Meter, Inc.	4,504
152	Bazaarvoice, Inc.*	1,201
222	Belden, Inc.	15,544
259	Blackbaud, Inc.	9,368
65	Blackhawk Network Holdings, Inc.*	1,481
147	Blucora, Inc.*	4,275
215	Bottomline Technologies (de), Inc.*	7,433
159	Brightcove, Inc.*	2,263
159	BroadSoft, Inc.*	4,225
132	Cabot Microelectronics Corp.*	5,949
199	CalAmp Corp.*	4,963
197	Calix, Inc.*	2,017
213	Callidus Software, Inc.*	2,326
69	Carbonite, Inc.*	856
255	Cardtronics, Inc.*	10,860
58	Cass Information Systems, Inc.	3,639
292	Cavium, Inc.*	10,570
34	ChannelAdvisor Corp.*	1,167
427	Ciena Corp.*	9,484
146	Cirrus Logic, Inc.*	2,946

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
494	Cognex Corp.	$16,277
117	Coherent, Inc.	8,078
264	CommVault Systems, Inc.*	19,760
88	Computer Task Group, Inc.	1,676
203	comScore, Inc.*	5,524
126	Comverse, Inc.*	4,221
174	Constant Contact, Inc.*	4,762
11	Control4 Corp.*	192
229	Cornerstone OnDemand, Inc.*	11,546
162	CoStar Group, Inc.*	30,171
115	Cray, Inc.*	2,738
106	CSG Systems International, Inc.	3,060
27	Cvent, Inc.*	879
9	Cyan, Inc.*	40
834	Cypress Semiconductor Corp.*	8,081
43	Daktronics, Inc.	658
109	Datalink Corp.*	1,141
219	Dealertrack Technologies, Inc.*	9,154
91	Demandware, Inc.*	5,157
230	Dice Holdings, Inc.*	1,674
36	Digimarc Corp.	674
159	Diodes, Inc.*	3,248
103	DTS, Inc.*	2,306
83	E2open, Inc.*	1,849
129	Ebix, Inc.	1,797
75	eGain Corp.*	863
55	Electro Rent Corp.	1,173
142	Electronics For Imaging, Inc.*	5,623
150	Ellie Mae, Inc.*	4,230
119	Entegris, Inc.*	1,307
129	Envestnet, Inc.*	5,128
124	EPAM Systems, Inc.*	4,398
11	EPIQ Systems, Inc.	184
1	ePlus, Inc.	54
283	Euronet Worldwide, Inc.*	13,711
168	EVERTEC, Inc.	3,708
217	Exar Corp.*	2,658
185	ExlService Holdings, Inc.*	4,877
203	Fair Isaac Corp.	11,979
89	FARO Technologies, Inc.*	4,854
237	FEI Co.	21,579
93	FleetMatics Group PLC*	3,599
71	Forrester Research, Inc.	2,839
303	Fusion-io, Inc.*	3,042
16	Gigamon, Inc.*	467
122	Global Eagle Entertainment, Inc.*	1,873
340	Glu Mobile, Inc.*	1,251
36	Gogo, Inc.*	960
570	GT Advanced Technologies, Inc.*	5,592
95	Guidance Software, Inc.*	879
277	Guidewire Software, Inc.*	13,221
44	Hackett Group, Inc. (The)	275
206	Heartland Payment Systems, Inc.	9,251
178	Higher One Holdings, Inc.*	1,752
179	Hittite Microwave Corp.*	11,318
197	iGATE Corp.*	6,596
147	Immersion Corp.*	1,802
115	Imperva, Inc.*	5,173
589	Infinera Corp.*	5,478
284	Infoblox, Inc.*	9,026
55	Inphi Corp.*	687
219	Integrated Device Technology, Inc.*	2,172
88	Interactive Intelligence Group, Inc.*	5,724
233	InterDigital, Inc.	7,896
98	Intermolecular, Inc.*	559
322	InvenSense, Inc.*	5,567
321	Ixia*	4,170
261	j2 Global, Inc.	12,520
225	Jive Software, Inc.*	2,495
74	KVH Industries, Inc.*	1,046
170	Lattice Semiconductor Corp.*	947
309	Lionbridge Technologies, Inc.*	1,758
141	Liquidity Services, Inc.*	3,267
113	Littelfuse, Inc.	9,825
313	LivePerson, Inc.*	3,847
138	LogMeIn, Inc.*	4,761
20	Luxoft Holding, Inc.*	759
57	M/A-COM Technology Solutions Holdings, Inc.*	912
110	Manhattan Associates, Inc.*	13,229
52	Marin Software, Inc.*	457
40	Marketo, Inc.*	1,164
388	MAXIMUS, Inc.	17,654
131	MaxLinear, Inc., Class A*	1,113
165	Maxwell Technologies, Inc.*	1,312
77	Measurement Specialties, Inc.*	4,261
15	Mesa Laboratories, Inc.	1,241
118	Methode Electronics, Inc.	3,414
264	Micrel, Inc.	2,563
410	Microsemi Corp.*	10,016
52	MicroStrategy, Inc., Class A*	6,725
200	Millennial Media, Inc.*	1,272
211	Mindspeed Technologies, Inc.*	1,061
142	Mitek Systems, Inc.*	993
46	Model N, Inc.*	378
31	MoneyGram International, Inc.*	654
209	Monolithic Power Systems, Inc.	6,981
217	Monotype Imaging Holdings, Inc.	6,760
233	MoSys, Inc.*	1,097
226	Move, Inc.*	3,492
89	MTS Systems Corp.	6,206
89	Nanometrics, Inc.*	1,680
154	Neonode, Inc.*	975
13	Net Element International, Inc.*	35
206	Netscout Systems, Inc.*	6,269
368	NIC, Inc.	8,972
28	NVE Corp.*	1,596
27	OmniVision Technologies, Inc.*	433
129	OpenTable, Inc.*	10,781
10	Oplink Communications, Inc.*	162
105	OSI Systems, Inc.*	8,053
503	Parkervision, Inc.*	2,103
15	PC-Tel, Inc.	149
143	PDF Solutions, Inc.*	3,318
99	Pegasystems, Inc.	4,985
150	Peregrine Semiconductor Corp.*	1,384
25	Perficient, Inc.*	542
241	Planet Payment, Inc.*	566
226	Plantronics, Inc.	10,109
240	PLX Technology, Inc.*	1,618
496	PMC-Sierra, Inc.*	2,976
164	Power Integrations, Inc.	8,767
21	Procera Networks, Inc.*	321
147	Progress Software Corp.*	3,872
124	Proofpoint, Inc.*	3,782
127	PROS Holdings, Inc.*	4,895
679	PTC, Inc.*	22,095
30	QAD, Inc., Class A	512
494	Qlik Technologies, Inc.*	12,390
84	Qualys, Inc.*	2,076
39	Rally Software Development Corp.*	959
634	Rambus, Inc.*	5,446

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
197	RealD, Inc.*	$1,765
264	RealPage, Inc.*	5,916
47	Reis, Inc.*	840
193	Responsys, Inc.*	3,264
1,396	RF Micro Devices, Inc.*	7,371
1	Riverbed Technology, Inc.*	17
11	Rofin-Sinar Technologies, Inc.*	284
38	Rogers Corp.*	2,387
65	Rosetta Stone, Inc.*	748
12	Rubicon Technology, Inc.*	122
247	Ruckus Wireless, Inc.*	3,221
31	Rudolph Technologies, Inc.*	349
16	Sapiens International Corp. N.V.	113
627	Sapient Corp.*	9,863
129	SciQuest, Inc.*	3,607
382	Semtech Corp.*	11,353
347	ServiceSource International, Inc.*	3,369
41	ShoreTel, Inc.*	331
29	Shutterstock, Inc.*	2,145
192	Silicon Graphics International Corp.*	2,557
438	Silicon Image, Inc.*	2,374
34	Silver Spring Networks, Inc.*	703
85	Sonus Networks, Inc.*	247
100	Spark Networks, Inc.*	560
85	SPS Commerce, Inc.*	5,590
331	SS&C Technologies Holdings, Inc.*	14,269
74	Stamps.com, Inc.*	3,409
1,513	SunEdison, Inc.*	19,230
234	SunPower Corp.*	7,100
285	Support.com, Inc.*	1,140
184	Synaptics, Inc.*	9,294
165	Synchronoss Technologies, Inc.*	5,235
87	Syntel, Inc.	7,688
460	Take-Two Interactive Software, Inc.*	7,526
176	Tangoe, Inc.*	2,770
74	TeleTech Holdings, Inc.*	1,900
2	Tessco Technologies, Inc.	79
23	Textura Corp.*	779
335	TiVo, Inc.*	4,298
45	Travelzoo, Inc.*	967
31	Tremor Video, Inc.*	144
91	TriQuint Semiconductor, Inc.*	717
157	Trulia, Inc.*	5,391
179	Tyler Technologies, Inc.*	18,367
72	Ubiquiti Networks, Inc.	2,837
156	Ultimate Software Group, Inc. (The)*	24,444
9	Ultra Clean Holdings, Inc.*	90
158	Ultratech, Inc.*	4,181
57	Uni-Pixel, Inc.*	734
12	Unisys Corp.*	330
228	Universal Display Corp.*	8,233
526	Unwired Planet, Inc.*	800
433	ValueClick, Inc.*	9,266
68	VASCO Data Security International, Inc.*	524
50	Veeco Instruments, Inc.*	1,611
299	Verint Systems, Inc.*	11,338
225	ViaSat, Inc.*	13,538
2	Viasystems Group, Inc.*	30
239	VirnetX Holding Corp.*	4,785
116	Virtusa Corp.*	4,094
185	Vistaprint N.V.*	10,607
10	Vocus, Inc.*	100
69	Vringo, Inc.*	220
238	Web.com Group, Inc.*	6,795
182	WebMD Health Corp.*	7,038
220	WEX, Inc.*	21,837
152	XO Group, Inc.*	2,382
46	Xoom Corp.*	1,271
169	Yelp, Inc.*	10,257
22	YuMe, Inc.*	192
132	Zillow, Inc., Class A*	10,378
351	Zix Corp.*	1,625
		1,155,002
	Materials — 1.7%

57	Advanced Emissions Solutions, Inc.*	3,305
25	AEP Industries, Inc.*	1,289
61	AMCOL International Corp.	1,901
34	American Pacific Corp.*	1,406
162	American Vanguard Corp.	4,654
103	Arabian American Development Co.*	1,063
168	Balchem Corp.	9,937
314	Berry Plastics Group, Inc.*	6,735
70	Boise Cascade Co.*	1,796
307	Calgon Carbon Corp.*	6,358
12	Chase Corp.	382
559	Chemtura Corp.*	14,758
99	Clearwater Paper Corp.*	5,242
216	Coeur Mining, Inc.*	2,380
63	Deltic Timber Corp.	3,970
411	Ferro Corp.*	5,725
270	Flotek Industries, Inc.*	5,654
29	FutureFuel Corp.	485
20	Globe Specialty Metals, Inc.	356
188	Gold Resource Corp.	970
1,192	Graphic Packaging Holding Co.*	10,704
285	H.B. Fuller Co.	14,601
27	Handy & Harman Ltd.*	662
54	Hawkins, Inc.	2,039
414	Headwaters, Inc.*	3,999
271	Hecla Mining Co.	799
125	Innophos Holdings, Inc.	5,998
127	Innospec, Inc.	6,186
232	KapStone Paper and Packaging Corp.	12,361
38	KMG Chemicals, Inc.	691
118	Koppers Holdings, Inc.	5,591
147	Landec Corp.*	1,726
572	Louisiana-Pacific Corp.*	9,381
60	LSB Industries, Inc.*	1,925
19	Marrone Bio Innovations, Inc.*	283
61	Materion Corp.	1,754
570	Midway Gold Corp.*	513
21	Myers Industries, Inc.	425
10	Neenah Paper, Inc.	420
303	Olin Corp.	7,524
13	Olympic Steel, Inc.	365
11	OM Group, Inc.*	362
267	OMNOVA Solutions, Inc.*	2,339
217	P. H. Glatfelter Co.	6,074
782	Paramount Gold and Silver Corp.*	907
9	Penford Corp.*	111
564	PolyOne Corp.	18,307
19	Quaker Chemical Corp.	1,540
8	Schnitzer Steel Industries, Inc., Class A	245
129	Schweitzer-Mauduit International, Inc.	6,658
64	Stepan Co.	4,061
80	Taminco Corp.*	1,722
115	Texas Industries, Inc.*	6,684

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
51	Tredegar Corp.	$1,335
121	U.S. Silica Holdings, Inc.	4,176
10	United States Lime & Minerals, Inc.*	577
80	US Concrete, Inc.*	1,862
124	Walter Energy, Inc.	1,765
267	Wausau Paper Corp.	3,241
301	Worthington Industries, Inc.	12,621
48	Zep, Inc.	924
		241,824
	Telecommunication Services — 0.3%

409	8x8, Inc.*	4,262
52	Atlantic Tele-Network, Inc.	2,916
8	Cbeyond, Inc.*	44
381	Cincinnati Bell, Inc.*	1,219
268	Cogent Communications Group, Inc.	10,455
227	Consolidated Communications Holdings, Inc.	4,387
101	Fairpoint Communications, Inc.*	939
179	General Communication, Inc., Class A*	1,781
77	HickoryTech Corp.	1,054
81	IDT Corp., Class B	1,799
283	inContact, Inc.*	2,122
73	Inteliquent, Inc.	846
68	Leap Wireless International, Inc.*	1,129
87	Lumos Networks Corp.	2,006
71	magicJack VocalTec Ltd.*	814
87	NTELOS Holdings Corp.	1,863
54	Premiere Global Services, Inc.*	504
122	Shenandoah Telecommunications Co.	3,048
41	Straight Path Communications, Inc., Class B*	320
290	Towerstream Corp.*	679
		42,187
	Utilities — 0.0%‡

19	American States Water Co.	554
97	Pure Cycle Corp.*	685
24	SJW Corp.	659
34	South Jersey Industries, Inc.	1,928
14	UNS Energy Corp.	670
54	York Water Co.	1,182
		5,678
	Total Common Stocks (Cost $4,919,096)	4,762,876

No. of Rights
Rights — 0.0%‡
81	Omthera Pharmaceuticals, Inc., at $4.70*^	—
	Total Rights (Cost $—)	—

No. of Warrants
	Warrants — 0.0%‡
73	Magnum Hunter Resources Corp., expiring 04/15/16 at $8.50*^	—
1	Tejon Ranch Co., expiring 08/31/16 at $40.00*	6
	Total Warrants (Cost $—)	6

Principal Amount
	U.S. Government & Agency Securities (a) — 25.1%
	Federal Home Loan Bank
$1,594,055	0.00%, due 12/02/13	1,594,055
	U.S. Treasury Bill
2,000,000	0.00%, due 03/13/14	1,999,833
	Total U.S. Government & Agency Securities (Cost $3,593,888)	3,593,888

	Repurchase Agreements (a)(b) — 22.1%
3,163,003	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $3,163,020	3,163,003
	Total Repurchase Agreements (Cost $3,163,003)	3,163,003

	Total Investment Securities (Cost $11,675,987) — 80.5%	11,519,773
	Other assets less liabilities — 19.5%	2,790,802
	Net Assets — 100.0%	$14,310,575

*                           Non-income producing security.

^                            Security fair valued in accordance with procedures adopted by the Board of Trustees. At November 30, 2013, the value of these securities amounted to $— or 0.00% of net assets.

‡                           Amount represents less than 0.05%.

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $675,077.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                                Real Estate Investment Trust

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$170,163
Aggregate gross unrealized depreciation	(398,802)
Net unrealized depreciation	$(228,639)
Federal income tax cost of investments	$11,748,412

See accompanying notes to the financial statements.

Swap Agreements‡

Ultra Russell2000 Growth had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Growth Index	11/06/15	$116,956	$4,991

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Growth Index	12/06/13	3,205,103	—

Equity Index Swap Agreement with Merrill Lynch International, based on the Russell 2000® Growth Index	01/06/14	17,529,618	—

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Russell 2000® Growth Index	11/06/15	218,738	9,297

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Growth Index	11/06/14	2,062,645	1,008,432

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Growth Index	12/06/13	318,504	14,629

Swap Agreement with Deutsche Bank AG, based on the iShares® Russell 2000 Growth Index Fund	12/06/13	76,174	3,297

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Russell 2000 Growth Index Fund	01/06/14	334,719	—

			$1,040,646

‡  Total return based on the underlying index less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.05%.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2013 (Unaudited)

Ultra Financials

Shares		Value
	Common Stocks (a) — 70.5%
	Capital Markets — 8.3%

8,966	Affiliated Managers Group, Inc.*	$1,795,442
33,561	Ameriprise Financial, Inc.	3,632,978
195,152	Bank of New York Mellon Corp. (The)	6,576,622
21,363	BlackRock, Inc.	6,467,648
196,159	Charles Schwab Corp. (The)	4,801,972
48,694	E*TRADE Financial Corp.*	872,597
20,582	Eaton Vance Corp.	860,533
15,975	Federated Investors, Inc., Class B	435,958
8,426	Financial Engines, Inc.	570,862
68,959	Franklin Resources, Inc.	3,819,639
70,847	Goldman Sachs Group, Inc. (The)	11,968,892
4,424	Greenhill & Co., Inc.	242,037
75,114	Invesco Ltd.	2,617,723
25,393	Janus Capital Group, Inc.	276,276
18,416	Legg Mason, Inc.	720,250
13,736	LPL Financial Holdings, Inc.	588,862
235,877	Morgan Stanley	7,382,950
38,290	Northern Trust Corp.	2,258,727
20,875	Raymond James Financial, Inc.	1,005,758
24,566	SEI Investments Co.	824,926
75,648	State Street Corp.	5,492,801
10,028	Stifel Financial Corp.*	448,954
44,126	T. Rowe Price Group, Inc.	3,550,378
40,135	TD Ameritrade Holding Corp.	1,155,085
14,537	Waddell & Reed Financial, Inc., Class A	926,443
		69,294,313
	Commercial Banks — 11.6%

28,149	Associated Banc-Corp	485,289
14,210	BancorpSouth, Inc.	339,761
7,564	Bank of Hawaii Corp.	447,411
119,394	BB&T Corp.	4,147,748
3,499	BOK Financial Corp.	221,487
33,406	CapitalSource, Inc.	469,688
12,446	Cathay General Bancorp	343,883
34,137	CIT Group, Inc.	1,723,236
8,023	City National Corp./CA	612,636
31,375	Comerica, Inc.	1,422,856
13,731	Commerce Bancshares, Inc./MO	619,529
8,890	Cullen/Frost Bankers, Inc.	638,480
23,358	East West Bancorp, Inc.	800,712
150,456	Fifth Third Bancorp	3,057,266
5,152	First Financial Bankshares, Inc.	341,990
40,805	First Horizon National Corp.	457,424
60,047	First Niagara Financial Group, Inc.	668,924
21,031	First Republic Bank/CA	1,074,684
27,995	FirstMerit Corp.	642,765
26,127	FNB Corp./PA	332,074
32,876	Fulton Financial Corp.	429,689
12,483	Glacier Bancorp, Inc.	373,991
13,924	Hancock Holding Co.	490,125
140,736	Huntington Bancshares, Inc./OH	1,291,956
5,043	Iberiabank Corp.	316,196
9,688	International Bancshares Corp.	252,760
154,590	KeyCorp	1,971,022
22,058	M&T Bank Corp.	2,544,611
9,298	MB Financial, Inc.	303,208
19,764	National Penn Bancshares, Inc.	223,136
17,112	Old National Bancorp/IN	266,092
90,159	PNC Financial Services Group, Inc. (The)	6,937,735
17,522	Popular, Inc.*	500,779
11,067	PrivateBancorp, Inc.	306,888
9,615	Prosperity Bancshares, Inc.	616,610
236,773	Regions Financial Corp.	2,303,801
8,016	Signature Bank/NY*	851,700
91,422	SunTrust Banks, Inc.	3,312,219
31,750	Susquehanna Bancshares, Inc.	399,733
7,728	SVB Financial Group*	782,383
165,945	Synovus Financial Corp.	579,148
27,905	TCF Financial Corp.	437,271
6,932	Texas Capital Bancshares, Inc.*	389,370
11,396	Trustmark Corp.	319,658
311,989	U.S. Bancorp/MN	12,236,209
6,270	UMB Financial Corp.	402,032
18,981	Umpqua Holdings Corp.	349,440
7,783	United Bankshares, Inc./WV	252,558
33,832	Valley National Bancorp	343,395
15,313	Webster Financial Corp.	451,427
819,620	Wells Fargo & Co.	36,079,672
4,542	Westamerica Bancorp.	251,536
6,739	Wintrust Financial Corp.	305,681
31,301	Zions Bancorp.	918,058
		96,637,932
	Consumer Finance — 3.3%

157,383	American Express Co.	13,503,462
99,289	Capital One Financial Corp.	7,112,071
4,776	Cash America International, Inc.	179,625
82,064	Discover Financial Services	4,374,011
8,606	Portfolio Recovery Associates, Inc.*	502,590
73,989	SLM Corp.	1,971,807
		27,643,566
	Diversified Financial Services — 13.3%

1,822,320	Bank of America Corp.	28,829,102
14,875	CBOE Holdings, Inc.	777,665
515,838	Citigroup, Inc.	27,298,147
53,303	CME Group, Inc.	4,368,181
18,578	ING US, Inc.	649,115
19,377	IntercontinentalExchange Group, Inc.*	4,132,948
638,507	JPMorgan Chase & Co.	36,535,371
46,682	McGraw Hill Financial, Inc.	3,477,809
32,900	Moody’s Corp.	2,455,327
20,519	MSCI, Inc.*	910,839
19,586	NASDAQ OMX Group, Inc. (The)	769,534
		110,204,038
	Insurance — 17.3%

57,693	ACE Ltd.	5,929,687
78,891	Aflac, Inc.	5,235,996
2,855	Alleghany Corp.*	1,125,156
5,873	Allied World Assurance Co. Holdings AG	661,593
78,612	Allstate Corp. (The)	4,266,273
12,073	American Financial Group, Inc./OH	696,129
250,429	American International Group, Inc.	12,458,843
52,154	Aon PLC	4,257,853
19,916	Arch Capital Group Ltd.*	1,171,658
4,612	Argo Group International Holdings Ltd.	218,102
21,662	Arthur J. Gallagher & Co.	1,008,149
11,453	Aspen Insurance Holdings Ltd.	462,930
12,717	Assurant, Inc.	825,842

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
28,650	Assured Guaranty Ltd.	$672,702
18,035	Axis Capital Holdings Ltd.	886,060
305,315	Berkshire Hathaway, Inc., Class B*	35,578,357
20,154	Brown & Brown, Inc.	637,270
43,342	Chubb Corp. (The)	4,180,336
24,987	Cincinnati Financial Corp.	1,309,569
37,709	CNO Financial Group, Inc.	638,036
7,521	Endurance Specialty Holdings Ltd.	427,945
4,207	Erie Indemnity Co., Class A	307,069
8,248	Everest Re Group Ltd.	1,293,534
41,495	Fidelity National Financial, Inc., Class A	1,206,260
18,139	First American Financial Corp.	479,958
83,749	Genworth Financial, Inc., Class A*	1,265,447
7,430	Hanover Insurance Group, Inc. (The)	448,103
77,186	Hartford Financial Services Group, Inc.	2,750,137
16,979	HCC Insurance Holdings, Inc.	780,694
8,882	Kemper Corp.	333,253
44,865	Lincoln National Corp.	2,302,920
51,903	Loews Corp.	2,457,607
2,375	Markel Corp.*	1,323,540
93,230	Marsh & McLennan Cos., Inc.	4,423,764
24,223	MBIA, Inc.*	312,234
6,152	Mercury General Corp.	295,727
189,953	MetLife, Inc.	9,913,647
7,487	Montpelier Re Holdings Ltd.	217,572
40,985	Old Republic International Corp.	704,942
8,076	PartnerRe Ltd.	831,020
4,964	Platinum Underwriters Holdings Ltd.	314,718
9,276	Primerica, Inc.	399,146
46,434	Principal Financial Group, Inc.	2,350,953
10,492	ProAssurance Corp.	504,455
93,821	Progressive Corp. (The)	2,620,421
13,314	Protective Life Corp.	638,806
78,877	Prudential Financial, Inc.	7,001,123
12,040	Reinsurance Group of America, Inc.	902,759
7,567	RenaissanceRe Holdings Ltd.	716,595
2,897	RLI Corp.	292,278
9,454	Selective Insurance Group, Inc.	266,508
7,533	StanCorp Financial Group, Inc.	482,941
15,535	Torchmark Corp.	1,180,660
63,349	Travelers Cos., Inc. (The)	5,748,288
44,713	Unum Group	1,501,015
17,702	Validus Holdings Ltd.	708,965
18,593	W. R. Berkley Corp.	814,187
942	White Mountains Insurance Group Ltd.	567,866
29,700	Willis Group Holdings PLC	1,329,966
48,545	XL Group PLC	1,552,955
		144,190,519
	IT Services — 4.0%

17,596	MasterCard, Inc., Class A	13,387,213
87,560	Visa, Inc., Class A	17,814,958
93,623	Western Union Co. (The)	1,560,695
		32,762,866
	Real Estate Investment Trusts — 11.4%

12,117	Alexandria Real Estate Equities, Inc.	766,521
17,774	American Campus Communities, Inc.	576,411
67,203	American Capital Agency Corp.	1,369,597
31,363	American Realty Capital Properties, Inc.	411,169
67,002	American Tower Corp.	5,210,746
160,686	Annaly Capital Management, Inc.	1,632,570
24,750	Apartment Investment & Management Co., Class A	621,473
63,449	ARMOUR Residential REIT, Inc.	248,086
20,632	AvalonBay Communities, Inc.	2,446,130
32,590	BioMed Realty Trust, Inc.	605,522
25,849	Boston Properties, Inc.	2,571,717
26,582	Brandywine Realty Trust	353,009
13,089	BRE Properties, Inc.	670,549
14,462	Camden Property Trust	837,639
28,820	CBL & Associates Properties, Inc.	520,489
174,307	Chimera Investment Corp.	514,206
70,864	Cole Real Estate Investment, Inc.	1,014,064
18,865	CommonWealth REIT	450,308
14,817	Corporate Office Properties Trust	329,382
19,626	Corrections Corp. of America	654,527
21,316	CubeSmart	345,746
29,310	CYS Investments, Inc.	234,480
53,155	DCT Industrial Trust, Inc.	396,536
49,359	DDR Corp.	789,250
33,157	DiamondRock Hospitality Co.	378,985
21,785	Digital Realty Trust, Inc.	1,029,123
22,012	Douglas Emmett, Inc.	505,836
55,135	Duke Realty Corp.	836,949
10,966	DuPont Fabros Technology, Inc.	257,372
5,141	EastGroup Properties, Inc.	311,493
8,611	EPR Properties	433,047
13,431	Equity Lifestyle Properties, Inc.	476,801
56,843	Equity Residential	2,929,688
6,451	Essex Property Trust, Inc.	979,326
17,995	Extra Space Storage, Inc.	754,350
11,143	Federal Realty Investment Trust	1,153,523
14,786	Franklin Street Properties Corp.	190,148
12,081	Gaming and Leisure Properties, Inc.*	557,176
93,963	General Growth Properties, Inc.	1,949,732
12,214	Geo Group, Inc. (The)	400,619
16,764	Hatteras Financial Corp.	280,126
77,197	HCP, Inc.	2,838,534
48,640	Health Care REIT, Inc.	2,723,354
16,261	Healthcare Realty Trust, Inc.	359,856
15,240	Highwoods Properties, Inc.	547,421
9,646	Home Properties, Inc.	507,187
25,146	Hospitality Properties Trust	683,217
127,225	Host Hotels & Resorts, Inc.	2,342,212
22,937	Invesco Mortgage Capital, Inc.	346,349
13,775	Kilroy Realty Corp.	693,571
69,486	Kimco Realty Corp.	1,432,801
17,464	LaSalle Hotel Properties	546,972
34,403	Lexington Realty Trust	353,319
24,236	Liberty Property Trust	785,004
23,839	Macerich Co. (The)	1,357,393
14,929	Mack-Cali Realty Corp.	303,954
27,152	Medical Properties Trust, Inc.	358,678
61,500	MFA Financial, Inc.	448,335
12,673	Mid-America Apartment Communities, Inc.	763,422
20,558	National Retail Properties, Inc.	652,717
19,872	Omega Healthcare Investors, Inc.	649,616

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
28,421	Piedmont Office Realty Trust, Inc., Class A	$465,536
29,701	Plum Creek Timber Co., Inc.	1,299,122
9,262	Post Properties, Inc.	396,969
6,875	Potlatch Corp.	273,969
84,576	Prologis, Inc.	3,207,968
24,510	Public Storage	3,742,677
21,392	Rayonier, Inc.	943,601
33,275	Realty Income Corp.	1,268,110
13,966	Redwood Trust, Inc.	259,488
15,655	Regency Centers Corp.	733,280
30,908	Retail Properties of America, Inc., Class A	412,004
20,828	RLJ Lodging Trust	502,788
8,761	Ryman Hospitality Properties, Inc.	366,823
31,905	Senior Housing Properties Trust	722,648
52,641	Simon Property Group, Inc.	7,888,254
15,602	SL Green Realty Corp.	1,411,513
5,333	Sovran Self Storage, Inc.	355,924
59,693	Spirit Realty Capital, Inc.	592,751
31,754	Starwood Property Trust, Inc.	884,984
31,020	Sunstone Hotel Investors, Inc.	405,431
16,017	Tanger Factory Outlet Centers	529,682
10,829	Taubman Centers, Inc.	708,000
62,039	Two Harbors Investment Corp.	573,861
42,533	UDR, Inc.	989,743
49,740	Ventas, Inc.	2,826,724
29,499	Vornado Realty Trust	2,593,847
11,280	Washington Real Estate Investment Trust	267,787
19,029	Weingarten Realty Investors	543,088
99,063	Weyerhaeuser Co.	2,984,768
9,491	WP Carey, Inc.	595,750
		94,435,423
	Real Estate Management & Development — 0.6%

7,239	Alexander & Baldwin, Inc.	273,562
2,909	Altisource Portfolio Solutions S.A.*	468,291
47,033	CBRE Group, Inc., Class A*	1,140,080
26,787	Forest City Enterprises, Inc., Class A*	522,346
5,304	Howard Hughes Corp. (The)*	605,292
7,537	Jones Lang LaSalle, Inc.	736,516
24,770	Realogy Holdings Corp.*	1,173,850
15,655	St. Joe Co. (The)*	277,720
		5,197,657
	Thrifts & Mortgage Finance — 0.7%

23,300	Capitol Federal Financial, Inc.	280,998
80,636	Hudson City Bancorp, Inc.	753,141
57,293	MGIC Investment Corp.*	464,646
74,785	New York Community Bancorp, Inc.	1,235,448
19,803	Ocwen Financial Corp.*	1,122,038
54,470	People’s United Financial, Inc.	824,676
29,362	Radian Group, Inc.	418,702
17,557	Washington Federal, Inc.	410,658
		5,510,307
	Total Common Stocks (Cost $506,878,017)	585,876,621

Principal Amount
	U.S. Government & Agency Securities (a) — 7.9%
	Federal Home Loan Bank
$25,858,373	0.00%, due 12/02/13	25,858,373
	U.S. Treasury Bills
7,000,000	0.00%, due 01/23/14	6,999,330
18,000,000	0.00%, due 02/06/14	17,999,916
15,000,000	0.00%, due 02/13/14	14,999,260
	Total U.S. Government & Agency Securities (Cost $65,856,879)	65,856,879

	Repurchase Agreements (a)(b) — 12.4%
103,559,194	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $103,559,686	103,559,194
	Total Repurchase Agreements (Cost $103,559,194)	103,559,194

	Total Investment Securities (Cost $676,294,090) — 90.8%	755,292,694
	Other assets less liabilities — 9.2%	76,595,629
	Net Assets — 100.0%	$831,888,323

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $193,258,318.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$101,555,365
Aggregate gross unrealized depreciation	(25,281,416)
Net unrealized appreciation	$76,273,949
Federal income tax cost of investments	$679,018,745

See accompanying notes to the financial statements.

Swap Agreements‡

Ultra Financials had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones U.S. FinancialsSM Index	12/06/13	$41,723,549	$1,371,684

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. FinancialsSM Index	11/06/14	137,536,194	17,553,430

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	12/06/13	136,252,012	4,467,953

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	12/06/13	59,909,887	1,958,938

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. FinancialsSM Index	12/06/13	78,159,378	1,903,344

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. FinancialsSM Index	01/06/14	67,706,563	5,993,304

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	03/06/14	129,880,138	11,915,409

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	12/06/13	143,478,915	4,715,456

Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Financial Sector Index Fund	12/06/13	169,779,434	5,513,484

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Dow Jones U.S. Financial Sector Index Fund	11/06/14	114,284,577	21,134,017

			$76,527,019

‡  Total return based on the underlying index less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.38%.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2013 (Unaudited)

Ultra Industrials

Shares		Value
	Common Stocks (a) — 70.2%
	Aerospace & Defense — 14.2%

261	Alliant Techsystems, Inc.	$31,641
803	B/E Aerospace, Inc.*	69,861
5,661	Boeing Co. (The)	759,989
384	Curtiss-Wright Corp.	20,264
556	DigitalGlobe, Inc.*	22,018
256	Esterline Technologies Corp.*	22,533
1,536	Exelis, Inc.	27,141
2,711	General Dynamics Corp.	248,490
459	HEICO Corp.	26,200
818	Hexcel Corp.*	35,935
6,401	Honeywell International, Inc.	566,552
406	Huntington Ingalls Industries, Inc.	33,385
731	L-3 Communications Holdings, Inc.	75,629
2,199	Lockheed Martin Corp.	311,532
370	Moog, Inc., Class A*	25,408
1,877	Northrop Grumman Corp.	211,500
1,187	Precision Castparts Corp.	306,780
2,630	Raytheon Co.	233,228
1,101	Rockwell Collins, Inc.	80,076
826	Spirit Aerosystems Holdings, Inc., Class A*	26,961
305	Teledyne Technologies, Inc.*	28,283
2,288	Textron, Inc.	76,030
403	TransDigm Group, Inc.	63,078
424	Triumph Group, Inc.	31,351
6,884	United Technologies Corp.	763,160
		4,097,025
	Air Freight & Logistics — 3.9%

1,300	C.H. Robinson Worldwide, Inc.	76,219
1,683	Expeditors International of Washington, Inc.	73,109
2,424	FedEx Corp.	336,209
249	Forward Air Corp.	10,757
286	Hub Group, Inc., Class A*	10,762
5,892	United Parcel Service, Inc., Class B	603,223
743	UTi Worldwide, Inc.	11,747
		1,122,026
	Building Products — 0.9%

634	A. O. Smith Corp.	34,331
1,354	Fortune Brands Home & Security, Inc.	59,034
375	Lennox International, Inc.	30,900
2,911	Masco Corp.	65,265
902	Owens Corning*	35,322
333	Simpson Manufacturing Co., Inc.	12,088
753	USG Corp.*	20,625
		257,565
	Chemicals — 0.6%

712	Sherwin-Williams Co. (The)	130,317
657	Valspar Corp. (The)	46,391
		176,708
	Commercial Services & Supplies — 2.8%

418	ABM Industries, Inc.	11,625
1,631	ADT Corp. (The)	66,153
393	Brink’s Co. (The)	13,177
838	Cintas Corp.	46,509
450	Clean Harbors, Inc.*	23,746
1,065	Covanta Holding Corp.	19,063
411	Deluxe Corp.	20,423
1,387	Iron Mountain, Inc.	39,002
258	Mine Safety Appliances Co.	12,854
1,482	R.R. Donnelley & Sons Co.	27,417
2,214	Republic Services, Inc.	77,291
701	Stericycle, Inc.*	82,353
526	Tetra Tech, Inc.*	15,038
3,770	Tyco International Ltd.	143,788
325	United Stationers, Inc.	14,619
1,007	Waste Connections, Inc.	44,248
3,556	Waste Management, Inc.	162,438
		819,744
	Construction & Engineering — 1.5%

822	AECOM Technology Corp.*	23,887
875	Chicago Bridge & Iron Co. N.V.	67,095
547	EMCOR Group, Inc.	21,732
1,330	Fluor Corp.	103,487
817	Foster Wheeler AG*	24,780
1,072	Jacobs Engineering Group, Inc.*	64,074
1,207	KBR, Inc.	40,833
1,743	Quanta Services, Inc.*	51,610
611	URS Corp.	31,754
		429,252
	Construction Materials — 0.5%

404	Eagle Materials, Inc.	31,512
377	Martin Marietta Materials, Inc.	36,403
175	Texas Industries, Inc.*	10,171
1,060	Vulcan Materials Co.	59,752
		137,838
	Containers & Packaging — 1.8%

541	Aptargroup, Inc.	35,122
800	Avery Dennison Corp.	39,120
1,183	Ball Corp.	59,126
839	Bemis Co., Inc.	32,746
1,149	Crown Holdings, Inc.*	50,717
248	Greif, Inc., Class A	13,628
1,448	MeadWestvaco Corp.	50,839
1,340	Owens-Illinois, Inc.*	44,220
802	Packaging Corp. of America	49,130
587	Rock-Tenn Co., Class A	55,425
1,598	Sealed Air Corp.	51,312
357	Silgan Holdings, Inc.	16,690
819	Sonoco Products Co.	32,809
		530,884
	Diversified Financial Services — 0.0%‡

438	PHH Corp.*	10,529

	Electrical Equipment — 4.4%

349	Acuity Brands, Inc.	35,783
1,992	AMETEK, Inc.	98,046
905	Babcock & Wilcox Co. (The)	29,385
379	Brady Corp., Class A	11,874
3,865	Eaton Corp. PLC	280,831
5,828	Emerson Electric Co.	390,418
388	EnerSys, Inc.	27,684
558	Generac Holdings, Inc.	29,719
406	General Cable Corp.	11,831
440	Hubbell, Inc., Class B	47,481
367	Regal-Beloit Corp.	27,004
1,131	Rockwell Automation, Inc.	128,459
809	Roper Industries, Inc.	104,927
1,042	Sensata Technologies Holding N.V.*	40,617
		1,264,059
	Electronic Equipment, Instruments & Components — 2.6%

1,298	Amphenol Corp., Class A	110,330

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
218	Anixter International, Inc.*	$19,271
817	Arrow Electronics, Inc.*	41,945
1,119	Avnet, Inc.	44,648
356	Belden, Inc.	24,927
445	Benchmark Electronics, Inc.*	10,226
674	Cognex Corp.	22,208
340	FEI Co.	30,957
1,159	FLIR Systems, Inc.	34,387
282	IPG Photonics Corp.	20,451
319	Itron, Inc.*	13,510
1,504	Jabil Circuit, Inc.	30,486
183	Littelfuse, Inc.	15,912
1,119	Molex, Inc.	43,238
794	National Instruments Corp.	24,820
3,373	TE Connectivity Ltd.	177,825
2,094	Trimble Navigation Ltd.*	66,799
336	Universal Display Corp.*	12,133
1,078	Vishay Intertechnology, Inc.*	13,939
		758,012
	Industrial Conglomerates — 11.5%

5,296	3M Co.	707,069
520	Carlisle Cos., Inc.	38,225
4,879	Danaher Corp.	364,949
83,058	General Electric Co.	2,214,327
		3,324,570
	Internet Software & Services — 0.8%

233	CoStar Group, Inc.*	43,394
789	LinkedIn Corp., Class A*	176,760
		220,154
	IT Services — 5.5%

5,259	Accenture PLC, Class A	407,415
398	Alliance Data Systems Corp.*	96,419
3,938	Automatic Data Processing, Inc.	315,119
971	Broadridge Financial Solutions, Inc.	37,044
846	Convergys Corp.	17,360
780	CoreLogic, Inc.*	27,479
384	Euronet Worldwide, Inc.*	18,605
2,382	Fidelity National Information Services, Inc.	120,720
1,061	Fiserv, Inc.*	116,593
594	FleetCor Technologies, Inc.*	72,337
918	Genpact Ltd.*	16,432
616	Global Payments, Inc.	38,839
695	Jack Henry & Associates, Inc.	39,455
696	Lender Processing Services, Inc.	24,437
556	MAXIMUS, Inc.	25,298
525	NeuStar, Inc., Class A*	25,594
2,653	Paychex, Inc.	116,016
1,359	Total System Services, Inc.	42,197
317	WEX, Inc.*	31,465
		1,588,824
	Life Sciences Tools & Services — 0.8%

2,698	Agilent Technologies, Inc.	144,532
244	Mettler-Toledo International, Inc.*	60,163
914	PerkinElmer, Inc.	34,768
		239,463
	Machinery — 10.2%

597	Actuant Corp., Class A	23,331
738	AGCO Corp.	43,011
5,189	Caterpillar, Inc.	438,989
407	CLARCOR, Inc.	24,636
722	Colfax Corp.*	41,934
398	Crane Co.	24,799
1,420	Cummins, Inc.	187,951
3,122	Deere & Co.	262,997
1,103	Donaldson Co., Inc.	46,028
1,392	Dover Corp.	126,310
1,147	Flowserve Corp.	81,873
500	Graco, Inc.	38,615
658	Harsco Corp.	17,207
667	IDEX Corp.	47,577
3,361	Illinois Tool Works, Inc.	267,468
2,207	Ingersoll-Rand PLC	157,624
736	ITT Corp.	30,043
867	Joy Global, Inc.	49,038
635	Kennametal, Inc.	30,150
670	Lincoln Electric Holdings, Inc.	47,892
1,089	Manitowoc Co., Inc. (The)	22,422
229	Mueller Industries, Inc.	13,987
549	Navistar International Corp.*	22,064
492	Nordson Corp.	35,483
709	Oshkosh Corp.	34,564
2,887	PACCAR, Inc.	165,454
912	Pall Corp.	76,334
1,217	Parker Hannifin Corp.	143,411
1,624	Pentair Ltd.	114,849
370	SPX Corp.	35,017
908	Terex Corp.*	32,979
651	Timken Co.	33,696
466	Toro Co. (The)	28,757
641	Trinity Industries, Inc.	33,274
218	Valmont Industries, Inc.	31,547
785	Wabtec Corp.	54,165
494	Woodward, Inc.	21,193
1,511	Xylem, Inc.	52,220
		2,938,889
	Marine — 0.2%

463	Kirby Corp.*	43,730
348	Matson, Inc.	8,711
		52,441
	Multi-Utilities — 0.2%

1,540	MDU Resources Group, Inc.	45,692

	Office Electronics — 0.1%

414	Zebra Technologies Corp., Class A*	21,462

	Oil, Gas & Consumable Fuels — 0.1%

309	Teekay Corp.	13,673
594	World Fuel Services Corp.	22,810
		36,483
	Paper & Forest Products — 0.1%

1,144	Louisiana-Pacific Corp.*	18,762

	Professional Services — 1.2%

407	Acacia Research Corp.	6,056
292	Advisory Board Co. (The)*	18,898
274	Corporate Executive Board Co. (The)	20,175
989	Equifax, Inc.	66,589
332	FTI Consulting, Inc.*	14,910
639	Manpowergroup, Inc.	51,075
1,132	Robert Half International, Inc.	43,729
525	Towers Watson & Co., Class A	59,115
1,222	Verisk Analytics, Inc., Class A*	79,565
		360,112

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Road & Rail — 4.7%

461	Con-way, Inc.	$19,081
8,310	CSX Corp.	226,614
414	Genesee & Wyoming, Inc., Class A*	39,827
745	J.B. Hunt Transport Services, Inc.	56,016
899	Kansas City Southern	108,797
373	Landstar System, Inc.	20,936
2,544	Norfolk Southern Corp.	223,083
569	Old Dominion Freight Line, Inc.*	29,321
427	Ryder System, Inc.	29,822
3,783	Union Pacific Corp.	612,997
		1,366,494
	Semiconductors & Semiconductor Equipment — 0.0%‡

319	Veeco Instruments, Inc.*	10,278

	Trading Companies & Distributors — 1.6%

722	Air Lease Corp.	22,866
344	Applied Industrial Technologies, Inc.	16,643
2,228	Fastenal Co.	103,669
377	GATX Corp.	18,914
830	MRC Global, Inc.*	25,390
393	MSC Industrial Direct Co., Inc., Class A	30,202
761	United Rentals, Inc.*	52,303
504	W.W. Grainger, Inc.	129,991
220	Watsco, Inc.	21,111
360	WESCO International, Inc.*	30,953
		452,042
	Total Common Stocks (Cost $19,064,551)	20,279,308

Principal Amount
	U.S. Government & Agency Security (a) — 0.7%
	Federal Home Loan Bank
$208,290	0.00%, due 12/02/13	208,290
	Total U.S. Government & Agency Security (Cost $208,290)	208,290

	Repurchase Agreements (a)(b) — 6.3%
1,830,918	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $1,830,926	1,830,918
	Total Repurchase Agreements (Cost $1,830,918)	1,830,918

	Total Investment Securities (Cost $21,103,759) — 77.2%	22,318,516
	Other assets less liabilities — 22.8%	6,592,576
	Net Assets — 100.0%	$28,911,092

*	Non-income producing security.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $10,325,402.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,215,607
Aggregate gross unrealized depreciation	(94,007)
Net unrealized appreciation	$1,121,600
Federal income tax cost of investments	$21,196,916

See accompanying notes to the financial statements.

Swap Agreements‡

Ultra Industrials had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones U.S. IndustrialsSM Index	12/06/13	$3,232,843	$71,713

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. IndustrialsSM Index	01/06/15	1,692,601	699,481

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. IndustrialsSM Index	12/06/13	726,102	25,275

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. IndustrialsSM Index	12/06/13	3,881,535	85,639

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. IndustrialsSM Index	12/06/13	3,240,253	64,099

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. IndustrialsSM Index	01/06/14	7,002,635	4,259,295

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. IndustrialsSM Index	01/06/14	685,589	710,615

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. IndustrialsSM Index	12/06/13	6,326,993	139,070

Swap Agreement with Deutsche Bank AG, based on the iShares® Dow Jones U.S. Industrials Sector Index Fund	12/06/13	3,995,921	86,671

Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Industrials Sector Index Fund	12/06/13	5,266,988	113,831

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Dow Jones U.S. Industrials Sector Index Fund	01/06/15	1,466,462	835,159

			$7,090,848

‡  Total return based on the underlying index less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.34%.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2013 (Unaudited)

UltraPro Financials

Shares		Value
	Common Stocks (a) — 75.8%
	Capital Markets — 9.0%

271	Affiliated Managers Group, Inc.*	$54,268
1,015	Ameriprise Financial, Inc.	109,874
5,902	Bank of New York Mellon Corp. (The)	198,897
646	BlackRock, Inc.	195,577
5,933	Charles Schwab Corp. (The)	145,240
1,473	E*TRADE Financial Corp.*	26,396
623	Eaton Vance Corp.	26,048
483	Federated Investors, Inc., Class B	13,181
255	Financial Engines, Inc.	17,276
2,086	Franklin Resources, Inc.	115,544
2,143	Goldman Sachs Group, Inc. (The)	362,038
134	Greenhill & Co., Inc.	7,331
2,272	Invesco Ltd.	79,179
768	Janus Capital Group, Inc.	8,356
557	Legg Mason, Inc.	21,784
415	LPL Financial Holdings, Inc.	17,791
7,134	Morgan Stanley	223,294
1,158	Northern Trust Corp.	68,310
631	Raymond James Financial, Inc.	30,402
743	SEI Investments Co.	24,950
2,288	State Street Corp.	166,132
303	Stifel Financial Corp.*	13,565
1,335	T. Rowe Price Group, Inc.	107,414
1,214	TD Ameritrade Holding Corp.	34,939
440	Waddell & Reed Financial, Inc., Class A	28,041
		2,095,827
	Commercial Banks — 12.5%

851	Associated Banc-Corp	14,671
430	BancorpSouth, Inc.	10,281
229	Bank of Hawaii Corp.	13,545
3,611	BB&T Corp.	125,446
106	BOK Financial Corp.	6,710
1,010	CapitalSource, Inc.	14,201
376	Cathay General Bancorp	10,389
1,032	CIT Group, Inc.	52,095
243	City National Corp./CA	18,556
949	Comerica, Inc.	43,037
416	Commerce Bancshares, Inc./MO	18,761
269	Cullen/Frost Bankers, Inc.	19,320
706	East West Bancorp, Inc.	24,202
4,551	Fifth Third Bancorp	92,476
156	First Financial Bankshares, Inc.	10,355
1,234	First Horizon National Corp.	13,833
1,816	First Niagara Financial Group, Inc.	20,230
636	First Republic Bank/CA	32,500
847	FirstMerit Corp.	19,447
790	FNB Corp./PA	10,041
994	Fulton Financial Corp.	12,992
378	Glacier Bancorp, Inc.	11,325
421	Hancock Holding Co.	14,819
4,257	Huntington Bancshares, Inc./OH	39,079
153	Iberiabank Corp.	9,593
293	International Bancshares Corp.	7,644
4,676	KeyCorp	59,619
667	M&T Bank Corp.	76,945
281	MB Financial, Inc.	9,163
598	National Penn Bancshares, Inc.	6,751
518	Old National Bancorp/IN	8,055
2,727	PNC Financial Services Group, Inc. (The)	209,843
530	Popular, Inc.*	15,147
335	PrivateBancorp, Inc.	9,290
291	Prosperity Bancshares, Inc.	18,662
7,161	Regions Financial Corp.	69,677
242	Signature Bank/NY*	25,713
2,765	SunTrust Banks, Inc.	100,176
960	Susquehanna Bancshares, Inc.	12,086
234	SVB Financial Group*	23,690
5,019	Synovus Financial Corp.	17,516
844	TCF Financial Corp.	13,226
210	Texas Capital Bancshares, Inc.*	11,796
345	Trustmark Corp.	9,677
9,436	U.S. Bancorp/MN	370,080
190	UMB Financial Corp.	12,183
574	Umpqua Holdings Corp.	10,567
235	United Bankshares, Inc./WV	7,626
1,023	Valley National Bancorp	10,383
463	Webster Financial Corp.	13,649
24,789	Wells Fargo & Co.	1,091,212
137	Westamerica Bancorp.	7,587
204	Wintrust Financial Corp.	9,253
947	Zions Bancorp.	27,776
		2,922,896
	Consumer Finance — 3.6%

4,760	American Express Co.	408,408
3,003	Capital One Financial Corp.	215,105
144	Cash America International, Inc.	5,416
2,482	Discover Financial Services	132,290
260	Portfolio Recovery Associates, Inc.*	15,184
2,238	SLM Corp.	59,643
		836,046
	Diversified Financial Services — 14.3%

55,116	Bank of America Corp.	871,935
450	CBOE Holdings, Inc.	23,526
15,601	Citigroup, Inc.	825,605
1,612	CME Group, Inc.	132,103
561	ING US, Inc.	19,601
586	IntercontinentalExchange Group, Inc.*	125,065
19,312	JPMorgan Chase & Co.	1,105,033
1,412	McGraw Hill Financial, Inc.	105,194
995	Moody’s Corp.	74,257
621	MSCI, Inc.*	27,566
592	NASDAQ OMX Group, Inc. (The)	23,260
		3,333,145
	Insurance — 18.6%

1,745	ACE Ltd.	179,351
2,386	Aflac, Inc.	158,359
86	Alleghany Corp.*	33,893
178	Allied World Assurance Co. Holdings AG	20,052
2,378	Allstate Corp. (The)	129,054
365	American Financial Group, Inc./OH	21,046
7,574	American International Group, Inc.	376,806
1,577	Aon PLC	128,746
602	Arch Capital Group Ltd.*	35,416
139	Argo Group International Holdings Ltd.	6,573
655	Arthur J. Gallagher & Co.	30,484
346	Aspen Insurance Holdings Ltd.	13,985
385	Assurant, Inc.	25,002
867	Assured Guaranty Ltd.	20,357
545	Axis Capital Holdings Ltd.	26,776
9,234	Berkshire Hathaway, Inc., Class B*	1,076,038
610	Brown & Brown, Inc.	19,288
1,311	Chubb Corp. (The)	126,446
756	Cincinnati Financial Corp.	39,622
1,141	CNO Financial Group, Inc.	19,306

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
227	Endurance Specialty Holdings Ltd.	$12,916
127	Erie Indemnity Co., Class A	9,270
249	Everest Re Group Ltd.	39,051
1,253	Fidelity National Financial, Inc., Class A	36,425
549	First American Financial Corp.	14,527
2,533	Genworth Financial, Inc., Class A*	38,274
225	Hanover Insurance Group, Inc. (The)	13,570
2,334	Hartford Financial Services Group, Inc.	83,160
514	HCC Insurance Holdings, Inc.	23,634
269	Kemper Corp.	10,093
1,357	Lincoln National Corp.	69,655
1,570	Loews Corp.	74,339
72	Markel Corp.*	40,124
2,820	Marsh & McLennan Cos., Inc.	133,809
733	MBIA, Inc.*	9,448
186	Mercury General Corp.	8,941
5,745	MetLife, Inc.	299,832
226	Montpelier Re Holdings Ltd.	6,568
1,240	Old Republic International Corp.	21,328
244	PartnerRe Ltd.	25,108
150	Platinum Underwriters Holdings Ltd.	9,510
281	Primerica, Inc.	12,091
1,404	Principal Financial Group, Inc.	71,085
317	ProAssurance Corp.	15,241
2,838	Progressive Corp. (The)	79,265
403	Protective Life Corp.	19,336
2,386	Prudential Financial, Inc.	211,781
364	Reinsurance Group of America, Inc.	27,293
229	RenaissanceRe Holdings Ltd.	21,686
88	RLI Corp.	8,878
286	Selective Insurance Group, Inc.	8,062
228	StanCorp Financial Group, Inc.	14,617
470	Torchmark Corp.	35,720
1,916	Travelers Cos., Inc. (The)	173,858
1,352	Unum Group	45,387
535	Validus Holdings Ltd.	21,427
562	W. R. Berkley Corp.	24,610
29	White Mountains Insurance Group Ltd.	17,482
898	Willis Group Holdings PLC	40,212
1,468	XL Group PLC	46,961
		4,361,174
	IT Services — 4.2%

532	MasterCard, Inc., Class A	404,751
2,648	Visa, Inc., Class A	538,762
2,832	Western Union Co. (The)	47,210
		990,723
	Real Estate Investment Trusts — 12.2%

367	Alexandria Real Estate Equities, Inc.	23,216
538	American Campus Communities, Inc.	17,447
2,033	American Capital Agency Corp.	41,433
949	American Realty Capital Properties, Inc.	12,441
2,026	American Tower Corp.	157,562
4,860	Annaly Capital Management, Inc.	49,378
749	Apartment Investment & Management Co., Class A	18,807
1,919	ARMOUR Residential REIT, Inc.	7,503
624	AvalonBay Communities, Inc.	73,981
986	BioMed Realty Trust, Inc.	18,320
782	Boston Properties, Inc.	77,801
804	Brandywine Realty Trust	10,677
396	BRE Properties, Inc.	20,287
437	Camden Property Trust	25,311
872	CBL & Associates Properties, Inc.	15,748
5,272	Chimera Investment Corp.	15,552
2,143	Cole Real Estate Investment, Inc.	30,666
571	CommonWealth REIT	13,630
448	Corporate Office Properties Trust	9,959
594	Corrections Corp. of America	19,810
645	CubeSmart	10,462
886	CYS Investments, Inc.	7,088
1,608	DCT Industrial Trust, Inc.	11,996
1,493	DDR Corp.	23,873
1,003	DiamondRock Hospitality Co.	11,464
659	Digital Realty Trust, Inc.	31,131
666	Douglas Emmett, Inc.	15,305
1,668	Duke Realty Corp.	25,320
332	DuPont Fabros Technology, Inc.	7,792
155	EastGroup Properties, Inc.	9,391
260	EPR Properties	13,075
406	Equity Lifestyle Properties, Inc.	14,413
1,719	Equity Residential	88,597
195	Essex Property Trust, Inc.	29,603
544	Extra Space Storage, Inc.	22,805
337	Federal Realty Investment Trust	34,886
447	Franklin Street Properties Corp.	5,748
365	Gaming and Leisure Properties, Inc.*	16,834
2,842	General Growth Properties, Inc.	58,972
369	Geo Group, Inc. (The)	12,103
507	Hatteras Financial Corp.	8,472
2,335	HCP, Inc.	85,858
1,471	Health Care REIT, Inc.	82,361
492	Healthcare Realty Trust, Inc.	10,888
461	Highwoods Properties, Inc.	16,559
292	Home Properties, Inc.	15,353
761	Hospitality Properties Trust	20,676
3,848	Host Hotels & Resorts, Inc.	70,842
694	Invesco Mortgage Capital, Inc.	10,479
417	Kilroy Realty Corp.	20,996
2,102	Kimco Realty Corp.	43,343
527	LaSalle Hotel Properties	16,506
1,040	Lexington Realty Trust	10,681
733	Liberty Property Trust	23,742
721	Macerich Co. (The)	41,054
452	Mack-Cali Realty Corp.	9,203
821	Medical Properties Trust, Inc.	10,845
1,860	MFA Financial, Inc.	13,559
382	Mid-America Apartment Communities, Inc.	23,012
622	National Retail Properties, Inc.	19,749
601	Omega Healthcare Investors, Inc.	19,647
860	Piedmont Office Realty Trust, Inc., Class A	14,087
898	Plum Creek Timber Co., Inc.	39,279
280	Post Properties, Inc.	12,001
208	Potlatch Corp.	8,289
2,558	Prologis, Inc.	97,025
741	Public Storage	113,151
647	Rayonier, Inc.	28,539
1,006	Realty Income Corp.	38,339
422	Redwood Trust, Inc.	7,841
473	Regency Centers Corp.	22,155
935	Retail Properties of America, Inc., Class A	12,464
630	RLJ Lodging Trust	15,208
265	Ryman Hospitality Properties, Inc.	11,096
965	Senior Housing Properties Trust	21,857
1,592	Simon Property Group, Inc.	238,561
472	SL Green Realty Corp.	42,702
161	Sovran Self Storage, Inc.	10,745
1,805	Spirit Realty Capital, Inc.	17,924

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
960	Starwood Property Trust, Inc.	$26,755
938	Sunstone Hotel Investors, Inc.	12,260
484	Tanger Factory Outlet Centers	16,006
328	Taubman Centers, Inc.	21,445
1,876	Two Harbors Investment Corp.	17,353
1,286	UDR, Inc.	29,925
1,504	Ventas, Inc.	85,472
892	Vornado Realty Trust	78,434
341	Washington Real Estate Investment Trust	8,095
576	Weingarten Realty Investors	16,439
2,996	Weyerhaeuser Co.	90,270
287	WP Carey, Inc.	18,015
		2,855,944
	Real Estate Management & Development — 0.7%

219	Alexander & Baldwin, Inc.	8,276
88	Altisource Portfolio Solutions S.A.*	14,166
1,422	CBRE Group, Inc., Class A*	34,470
810	Forest City Enterprises, Inc., Class A*	15,795
160	Howard Hughes Corp. (The)*	18,259
228	Jones Lang LaSalle, Inc.	22,280
749	Realogy Holdings Corp.*	35,495
473	St. Joe Co. (The)*	8,391
		157,132
	Thrifts & Mortgage Finance — 0.7%

705	Capitol Federal Financial, Inc.	8,502
2,439	Hudson City Bancorp, Inc.	22,780
1,733	MGIC Investment Corp.*	14,055
2,262	New York Community Bancorp, Inc.	37,368
599	Ocwen Financial Corp.*	33,939
1,647	People’s United Financial, Inc.	24,936
888	Radian Group, Inc.	12,663
531	Washington Federal, Inc.	12,420
		166,663
	Total Common Stocks (Cost $16,480,606)	17,719,550

Principal Amount
	U.S. Government & Agency Security (a) — 0.7%
	Federal Home Loan Bank
$163,703	0.00%, due 12/02/13	163,703
	Total U.S. Government & Agency Security (Cost $163,703)	163,703

	Repurchase Agreements (a)(b) — 3.4%
796,858	Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 11/29/13, due 12/02/13, total to be received $796,860	796,858
	Total Repurchase Agreements (Cost $796,858)	796,858

	Total Investment Securities (Cost $17,441,167) — 79.9%	18,680,111
	Other assets less liabilities — 20.1%	4,701,814
	Net Assets — 100.0%	$23,381,925

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At November 30, 2013, the aggregate value of segregated securities was $1,924,060.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,554,247
Aggregate gross unrealized depreciation	(325,358)
Net unrealized appreciation	$1,228,889
Federal income tax cost of investments	$17,451,222

See accompanying notes to the financial statements.

Swap Agreements‡

UltraPro Financials had the following open swap agreements as of November 30, 2013:

	Termination Date	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	12/06/13	$2,240,324	$23,278

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. FinancialsSM Index	12/06/13	10,085,299	280,341

Equity Index Swap Agreement with Morgan Stanley & Co. International PLC, based on the Dow Jones U.S. FinancialsSM Index	01/06/14	36,421,152	3,085,009

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	12/06/13	2,112,773	33,434

Swap Agreement with Deutsche Bank AG, based on the iShares® Dow Jones U.S. Financial Sector Index Fund	01/06/15	631,171	599,301

Swap Agreement with Merrill Lynch International, based on the iShares® Dow Jones U.S. Financial Sector Index Fund	12/06/13	88,224	2,865

Swap Agreement with Morgan Stanley & Co. International PLC, based on the iShares® Dow Jones U.S. Financial Sector Index Fund	11/06/14	854,059	702,289

			$4,726,517

‡  Total return based on the underlying index less a variable financing rate, net of trading spreads or commissions, if applicable. The weighted average variable financing rate paid (received) by the Fund as of November 30, 2013 was 0.47%.

See accompanying notes to the financial statements.

(b)                                 Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

[Not applicable.]

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission Of Matters To A Vote Of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls And Procedures.

(a)         The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal half year covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)                                 File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)                  Not required for this filing.

(a)(2)                  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)                  Not applicable.

(b)                                 Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ProShares Trust

By:	/s/ Todd Johnson
Todd Johnson
President
January 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Todd Johnson
Todd Johnson
President
January 27, 2014

By:	/s/ Charles Todd
Charles Todd
Treasurer
January 27, 2014